UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04146

JOHN HANCOCK VARIABLE INSURANCE TRUST

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(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805

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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210-2805

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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4497

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Date of fiscal year end: 12/31

Date of reporting period: 6/30/14

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared four semiannual reports to shareholders for the period ended June 30, 2014. The first report applies to 58 of the Registrant’s portfolios, the second report applies to 16 of the Registrant’s portfolios, the third report applies to 14 of the Registrant’s portfolios and the fourth report applies to 5 of the Registrant’s portfolios.

John Hancock

Variable Insurance Trust

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Semiannual Report
June 30, 2014

John Hancock Variable Insurance Trust

Semiannual report—table of contents

Sector weightings	3

Shareholder expense example	7

Summary portfolio of investments (See below for each Portfolio’s page #)	14

Statements of assets and liabilities	58

Statements of operations	71

Statements of changes in net assets	84

Financial highlights	93

Notes to financial statements	117

Special shareholder meeting	169

Evaluation of advisory and subadvisory agreements by the board of trustees	170

For more information	189

Portfolio	Summary portfolio of investments
500 Index Trust B	14
All Cap Core Trust	15
Alpha Opportunities Trust	15
American Asset Allocation Trust	17
American Global Growth Trust	17
American Growth Trust	17
American Growth-Income Trust	17
American International Trust	17
American New World Trust	17
Blue Chip Growth Trust	17
Capital Appreciation Trust	18
Capital Appreciation Value Trust	19
Core Strategy Trust	21
Emerging Markets Value Trust	21
Equity-Income Trust	22
Financial Services Trust	23
Franklin Templeton Founding Allocation Trust	24
Fundamental All Cap Core Trust	24
Fundamental Large Cap Value Trust	25
Fundamental Value Trust	26
Global Trust	27
Health Sciences Trust	28
International Core Trust	29
International Equity Index Trust B	30
International Growth Stock Trust	32
International Small Company Trust	33
International Value Trust	34
Lifestyle Aggressive PS Series	35
Lifestyle Balanced PS Series	36
Lifestyle Conservative PS Series	36
Lifestyle Growth PS Series	36
Lifestyle Moderate PS Series	36
Mid Cap Index Trust	36
Mid Cap Stock Trust	37
Mid Value Trust	38
Mutual Shares Trust	39
Natural Resources Trust	41
Real Estate Securities Trust	42
Science & Technology Trust	43
Small Cap Growth Trust	43
Small Cap Index Trust	44
Small Cap Opportunities Trust	45
Small Cap Value Trust	46
Small Company Growth Trust	47
Small Company Value Trust	48
Strategic Equity Allocation Trust	49
Total Stock Market Index Trust	50
U.S. Equity Trust	51
Utilities Trust	52
Value Trust	53

John Hancock Variable Insurance Trust

Sector weightings

500 Index Trust B

Sector Weighting*	% of Total
Information Technology	18.3
Financials	15.5
Health Care	13.0
Consumer Discretionary	11.5
Energy	10.5
Industrials	10.2
Consumer Staples	9.2
Materials	3.4
Utilities	3.1
Telecommunication Services	2.5
Short-Term Investments & Other	2.8

All Cap Core Trust

Sector Weighting*	% of Total
Information Technology	19.1
Financials	14.4
Health Care	14.3
Industrials	13.9
Energy	10.7
Consumer Discretionary	10.6
Consumer Staples	6.6
Utilities	3.5
Materials	3.0
Telecommunication Services	3.0
Short-Term Investments & Other	0.9

Alpha Opportunities Trust

Sector Weighting*	% of Total
Information Technology	21.2
Consumer Discretionary	16.7
Industrials	15.5
Health Care	14.6
Financials	10.8
Energy	8.3
Consumer Staples	5.2
Materials	4.3
Utilities	0.9
Telecommunication Services	0.5
Short-Term Investments & Other	2.0

American Asset Allocation Trust

Sector Weighting**	% of Total
Information Technology	11.4
Consumer Discretionary	10.5
Financials	10.3
Industrials	8.2
Health Care	7.6
Energy	7.4
Materials	5.4
Consumer Staples	5.1
Utilities	1.0
Telecommunication Services	0.5
Short-Term Investments & Other	32.6

American Global Growth Trust

Sector Weighting**	% of Total
Consumer Discretionary	20.4
Health Care	16.9
Information Technology	16.7
Financials	14.3
Industrials	8.5
Consumer Staples	7.5
Energy	4.0
Materials	3.3
Telecommunication Services	2.7
Utilities	0.6
Short-Term Investments & Other	5.1

American Growth Trust

Sector Weighting**	% of Total
Consumer Discretionary	18.5
Information Technology	18.1
Financials	14.2
Health Care	13.9
Energy	11.6
Industrials	10.6
Consumer Staples	5.8
Materials	2.7
Telecommunication Services	0.3
Utilities	0.2
Short-Term Investments & Other	4.1

American Growth-Income Trust

Sector Weighting**	% of Total
Health Care	17.4
Information Technology	16.8
Consumer Discretionary	14.0
Industrials	10.9
Energy	9.9
Financials	7.5
Materials	7.3
Consumer Staples	6.9
Telecommunication Services	2.2
Utilities	1.0
Short-Term Investments & Other	6.1

American International Trust

Sector Weighting**	% of Total
Financials	20.1
Consumer Discretionary	15.7
Health Care	13.3
Industrials	12.6
Information Technology	12.6
Consumer Staples	6.1
Materials	4.5
Telecommunication Services	3.7
Energy	3.2
Utilities	3.2
Short-Term Investments & Other	5.0

American New World Trust

Sector Weighting**	% of Total
Information Technology	16.9
Financials	13.8
Consumer Discretionary	13.4
Energy	10.9
Consumer Staples	10.6
Health Care	6.9
Industrials	4.2
Telecommunication Services	3.9
Materials	3.8
Utilities	1.6
Short-Term Investments & Other	14.0

Blue Chip Growth Trust

Sector Weighting*	% of Total
Consumer Discretionary	26.7
Information Technology	21.5
Health Care	17.6
Industrials	14.5
Financials	5.6
Energy	5.2
Materials	3.8
Telecommunication Services	2.4
Consumer Staples	2.1
Short-Term Investments & Other	0.6

Capital Appreciation Trust

Sector Weighting*	% of Total
Consumer Discretionary	30.1
Information Technology	29.2
Health Care	19.4
Industrials	7.8
Energy	5.5
Consumer Staples	3.6
Materials	2.1
Telecommunication Services	1.2
Financials	1.0
Short-Term Investments & Other	0.1

Capital Appreciation Value Trust

Sector Weighting*	% of Total
Consumer Discretionary	13.2
Financials	13.1
Industrials	11.7
Health Care	11.6
Energy	7.8
Consumer Staples	7.5
Information Technology	7.2
Telecommunication Services	7.1
U.S. Government	5.6
Utilities	5.2
Asset Backed Securities	0.6
Materials	0.6
Short-Term Investments & Other	8.8

John Hancock Variable Insurance Trust

Sector weightings

Core Strategy Trust

Asset Allocation#	% of Total
Equity	70.4
Large Blend	70.4
Fixed Income	29.6
Intermediate Bond	29.6

Emerging Markets Value Trust

Sector Weighting*	% of Total
Financials	30.7
Materials	18.9
Energy	14.5
Industrials	12.2
Information Technology	7.9
Consumer Discretionary	6.9
Consumer Staples	3.7
Utilities	3.0
Telecommunication Services	1.5
Health Care	0.3
Short-Term Investments & Other	0.4

Equity-Income Trust

Sector Weighting*	% of Total
Financials	18.1
Energy	15.7
Industrials	13.8
Consumer Discretionary	10.2
Information Technology	10.1
Health Care	6.1
Utilities	5.7
Materials	4.9
Consumer Staples	4.6
Telecommunication Services	3.4
Short-Term Investments & Other	7.4

Financial Services Trust

Industry Weighting*	% of Total
Banks	47.9
Insurance	18.1
Capital Markets	17.9
Real Estate Investment Trusts	5.5
Consumer Finance	2.9
IT Services	0.9
Thrifts & Mortgage Finance	0.3
Short-Term Investments & Other	6.5

Franklin Templeton Founding Allocation Trust

Asset Allocation#	% of Total
Conservative Allocation	33.4
International Small Cap	33.4
International	33.2

Fundamental All Cap Core Trust

Sector Weighting*	% of Total
Information Technology	28.7
Financials	26.0
Consumer Discretionary	23.7
Energy	6.2
Industrials	5.7
Materials	3.6
Consumer Staples	2.6
Health Care	1.3
Short-Term Investments & Other	2.2

Fundamental Large Cap Value Trust

Sector Weighting*	% of Total
Financials	30.6
Energy	16.3
Information Technology	12.9
Consumer Discretionary	12.3
Consumer Staples	10.3
Industrials	7.3
Health Care	5.8
Materials	2.8
Short-Term Investments & Other	1.7

Fundamental Value Trust

Sector Weighting*	% of Total
Financials	30.8
Energy	15.7
Information Technology	13.2
Consumer Discretionary	12.2
Consumer Staples	10.1
Industrials	7.2
Health Care	5.8
Materials	2.4
Short-Term Investments & Other	2.6

Global Trust

Sector Weighting*	% of Total
Financials	21.1
Health Care	16.2
Energy	16.2
Industrials	10.8
Information Technology	10.5
Consumer Discretionary	10.1
Telecommunication Services	6.7
Materials	4.9
Consumer Staples	2.3
Short-Term Investments & Other	1.2

Health Sciences Trust

Industry Weighting*	% of Total
Biotechnology	33.3
Pharmaceuticals	20.9
Health Care Providers & Services	20.8
Health Care Equipment & Supplies	11.7
Life Sciences Tools & Services	4.5
Food & Staples Retailing	2.6
Industrial Conglomerates	2.5
Health Care Technology	1.3
Electronic Equipment, Instruments & Components	0.8
Professional Services	0.5
Software	0.1
Short-Term Investments & Other	1.0

International Core Trust

Sector Weighting*	% of Total
Energy	17.4
Financials	16.3
Consumer Discretionary	12.4
Industrials	12.3
Telecommunication Services	8.9
Materials	8.4
Utilities	7.7
Health Care	6.7
Information Technology	4.1
Consumer Staples	4.0
Short-Term Investments & Other	1.8

International Equity Index Trust B

Sector Weighting*	% of Total
Financials	25.9
Industrials	10.8
Consumer Discretionary	10.4
Energy	9.7
Consumer Staples	9.5
Materials	8.4
Health Care	7.9
Information Technology	6.7
Telecommunication Services	5.0
Utilities	3.5
Short-Term Investments & Other	2.2

International Growth Stock Trust

Sector Weighting*	% of Total
Consumer Discretionary	22.5
Financials	15.9
Information Technology	13.3
Health Care	10.6
Industrials	9.9
Consumer Staples	8.8
Energy	8.5
Materials	3.6
Utilities	0.8
Short-Term Investments & Other	6.1

John Hancock Variable Insurance Trust

Sector weightings

International Small Company Trust

Sector Weighting*	% of Total
Industrials	26.5
Consumer Discretionary	17.5
Financials	13.3
Materials	10.8
Information Technology	9.9
Consumer Staples	6.3
Energy	6.0
Health Care	5.6
Utilities	2.3
Telecommunication Services	1.4
Short-Term Investments & Other	0.4

International Value Trust

Sector Weighting*	% of Total
Financials	24.8
Energy	18.7
Health Care	14.2
Industrials	8.6
Consumer Discretionary	7.8
Information Technology	6.8
Materials	5.7
Telecommunication Services	5.3
Consumer Staples	3.7
Utilities	0.3
Short-Term Investments & Other	4.1

Lifestyle Aggressive PS Series

Asset Allocation#	% of Total
Equity	87.5
Large Blend	87.5
Exchange-Traded Funds	12.5

Lifestyle Balanced PS Series

Asset Allocation#	% of Total
Equity	50.3
Large Blend	50.3
Fixed Income	49.7
Intermediate Bond	49.7

Lifestyle Conservative PS Series

Asset Allocation#	% of Total
Equity	20.0
Large Blend	20.0
Fixed Income	80.0
Intermediate Bond	80.0

Lifestyle Growth PS Series

Asset Allocation#	% of Total
Equity	70.0
Large Blend	70.0
Fixed Income	30.0
Intermediate Bond	30.0

Lifestyle Moderate PS Series

Asset Allocation#	% of Total
Equity	40.0
Large Blend	40.0
Fixed Income	60.0
Intermediate Bond	60.0

Mid Cap Index Trust

Sector Weighting*	% of Total
Financials	21.5
Industrials	16.6
Information Technology	16.0
Consumer Discretionary	12.7
Health Care	9.3
Materials	7.4
Energy	5.1
Utilities	4.7
Consumer Staples	3.4
Telecommunication Services	0.5
Short-Term Investments & Other	2.8

Mid Cap Stock Trust

Sector Weighting*	% of Total
Information Technology	25.8
Consumer Discretionary	20.5
Industrials	18.2
Health Care	14.7
Consumer Staples	6.6
Financials	5.3
Energy	4.4
Materials	2.4
Short-Term Investments & Other	2.1

Mid Value Trust

Sector Weighting*	% of Total
Financials	25.7
Consumer Discretionary	10.4
Energy	10.1
Industrials	10.0
Utilities	9.0
Health Care	8.7
Consumer Staples	8.0
Materials	7.9
Information Technology	5.0
Telecommunication Services	0.7
Short-Term Investments & Other	4.5

Mutual Shares Trust

Sector Weighting*	% of Total
Financials	19.0
Information Technology	12.5
Health Care	12.4
Consumer Discretionary	12.2
Energy	11.7
Consumer Staples	11.6
Materials	4.9
Industrials	4.6
Utilities	2.8
Telecommunication Services	1.7
Municipal Bonds	0.3
Short-Term Investments & Other	6.3

Natural Resources Trust

Sector Weighting*	% of Total
Energy	62.9
Materials	27.2
Industrials	5.7
Information Technology	2.0
Short-Term Investments & Other	2.2

Real Estate Securities Trust

Industry Weighting*	% of Total
Specialized REITs	26.2
Retail REITs	25.4
Office REITs	17.0
Residential REITs	16.4
Diversified REITs	8.9
Industrial REITs	4.1
Real Estate Operating Companies	1.0
Short-Term Investments & Other	1.0

Science & Technology Trust

Sector Weighting*	% of Total
Information Technology	77.2
Consumer Discretionary	12.4
Health Care	3.0
Telecommunication Services	1.8
Industrials	0.7
Short-Term Investments & Other	4.9

Small Cap Growth Trust

Sector Weighting*	% of Total
Information Technology	28.4
Industrials	20.5
Health Care	17.4
Consumer Discretionary	15.5
Financials	7.9
Energy	4.8
Materials	2.8
Consumer Staples	2.4
Short-Term Investments & Other	0.3

John Hancock Variable Insurance Trust

Sector weightings

Small Cap Index Trust

Sector Weighting*	% of Total
Financials	22.5
Information Technology	17.5
Industrials	13.9
Health Care	13.0
Consumer Discretionary	12.9
Energy	6.2
Materials	5.0
Utilities	3.3
Consumer Staples	3.1
Telecommunication Services	0.8
Short-Term Investments & Other	1.8

Small Cap Opportunities Trust

Sector Weighting*	% of Total
Financials	22.2
Information Technology	17.3
Industrials	17.3
Consumer Discretionary	11.6
Energy	10.2
Health Care	9.5
Materials	6.8
Consumer Staples	2.0
Utilities	1.1
Telecommunication Services	0.8
Short-Term Investments & Other	1.2

Small Cap Value Trust

Sector Weighting*	% of Total
Financials	20.7
Industrials	18.4
Information Technology	12.7
Health Care	12.1
Consumer Discretionary	11.2
Materials	7.2
Energy	6.7
Utilities	4.0
Consumer Staples	3.3
Short-Term Investments & Other	3.7

Small Company Growth Trust

Sector Weighting*	% of Total
Information Technology	25.0
Health Care	18.0
Industrials	17.1
Consumer Discretionary	12.0
Financials	10.6
Energy	7.3
Materials	4.0
Consumer Staples	2.2
Telecommunication Services	1.4
Utilities	0.8
Short-Term Investments & Other	1.6

Small Company Value Trust

Sector Weighting*	% of Total
Industrials	24.5
Financials	22.8
Consumer Discretionary	14.3
Information Technology	10.5
Materials	9.6
Energy	7.0
Utilities	4.3
Health Care	3.5
Consumer Staples	0.7
Telecommunication Services	0.4
Short-Term Investments & Other	2.4

Strategic Equity Allocation Trust

Sector Weighting*	% of Total
Financials	18.7
Information Technology	13.8
Health Care	11.7
Consumer Discretionary	11.5
Industrials	11.3
Consumer Staples	9.0
Energy	8.8
Materials	5.0
Utilities	3.4
Telecommunication Services	3.0
Short-Term Investments & Other	3.8

Total Stock Market Index Trust

Sector Weighting*	% of Total
Information Technology	17.8
Financials	16.5
Consumer Discretionary	12.8
Health Care	11.7
Energy	11.2
Industrials	10.7
Consumer Staples	8.4
Materials	3.6
Utilities	2.9
Telecommunication Services	2.3
Short-Term Investments & Other	2.1

U.S. Equity Trust

Sector Weighting*	% of Total
Information Technology	31.7
Health Care	21.4
Consumer Staples	19.8
Energy	8.4
Financials	6.1
Consumer Discretionary	5.7
Industrials	4.4
Materials	0.6
Telecommunication Services	0.2
Short-Term Investments & Other	1.7

Utilities Trust

Sector Weighting*	% of Total
Utilities	56.2
Energy	16.4
Telecommunication Services	15.7
Consumer Discretionary	9.5
Industrials	0.3
Short-Term Investments & Other	1.9

Value Trust

Sector Weighting*	% of Total
Financials	24.8
Industrials	14.5
Consumer Discretionary	12.6
Health Care	10.9
Information Technology	10.9
Energy	7.8
Materials	6.0
Consumer Staples	3.8
Utilities	3.2
Telecommunication Services	3.0
Short-Term Investments & Other	2.5

*	As a percentage of net assets.

**	The weightings represent the holdings of the American Funds Insurance Series. For further details, please visit the American Funds Web site at americanfunds.com/afis.

ˆ	Underlying funds as a percentage of net assets.

#	Asset allocation of underlying funds as a percentage of net assets.

John Hancock Variable Insurance Trust

Shareholder expense example

As a shareholder of John Hancock Variable Insurance Trust, you incur ongoing costs, such as management fees, distribution (Rule 12b-1) fees and other expenses. In the case of the American Portfolios, Core Strategy Trust, the Lifestyle Portfolio Stabilization (PS) Portfolios and Franklin Templeton Founding Allocation Trust, in addition to the operating expenses which the portfolios bear directly, the portfolios indirectly bear a pro rata share of the operating expenses of the underlying funds in which they invest. Because the underlying funds have varied operating expenses and transaction costs and the portfolios may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by a portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would be higher than amounts shown.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the portfolios so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2014 through June 30, 2014).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/2014	Ending account value 6/30/2014	Expenses paid during period¹ 1/1/2014– 6/30/2014	Annualized expense ratio
500 Index Trust B
Series I — Actual	$1,000.00	$1,069.40	$1.54	0.30%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.51	0.30%
Series II — Actual	1,000.00	1,068.50	2.56	0.50%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.51	0.50%
Series NAV — Actual	1,000.00	1,069.90	1.28	0.25%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.25	0.25%
All Cap Core Trust
Series I — Actual	$1,000.00	$1,061.60	$4.40	0.86%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.31	0.86%
Series II — Actual	1,000.00	1,061.00	5.42	1.06%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.31	1.06%
Series NAV — Actual	1,000.00	1,061.60	4.14	0.81%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.06	0.81%
Alpha Opportunities Trust
Series I — Actual	$1,000.00	$1,066.60	$5.28	1.03%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.16	1.03%
Series NAV — Actual	1,000.00	1,066.60	5.02	0.98%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.91	0.98%

John Hancock Variable Insurance Trust

Shareholder expense example

	Beginning account value 1/1/2014	Ending account value 6/30/2014	Expenses paid during period¹ 1/1/2014– 6/30/2014	Annualized expense ratio
American Asset Allocation Trust
Series I — Actual	$1,000.00	$1,038.80	$3.13	0.62%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%[2]
Series II — Actual	1,000.00	1,037.50	3.89	0.77%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%[2]
Series III — Actual	1,000.00	1,040.10	1.37	0.27%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.35	0.27%[2]
American Global Growth Trust
Series I — Actual	$1,000.00	$1,023.60	$3.11	0.62%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%[2]
Series II — Actual	1,000.00	1,023.00	3.86	0.77%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%[2]
Series III — Actual	1,000.00	1,025.60	1.36	0.27%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.35	0.27%[2]
American Growth Trust
Series I — Actual	$1,000.00	$1,053.50	$3.16	0.62%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%[2]
Series II — Actual	1,000.00	1,052.30	3.92	0.77%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%[2]
Series III — Actual	1,000.00	1,055.00	1.38	0.27%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.35	0.27%[2]
American Growth-Income Trust
Series I — Actual	$1,000.00	$1,067.40	$3.18	0.62%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%[2]
Series II — Actual	1,000.00	1,067.10	3.95	0.77%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%[2]
Series III — Actual	1,000.00	1,069.30	1.39	0.27%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.35	0.27%[2]
American International Trust
Series I — Actual	$1,000.00	$1,035.90	$3.13	0.62%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%[2]
Series II — Actual	1,000.00	1,035.40	3.89	0.77%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%[2]
Series III — Actual	1,000.00	1,037.60	1.36	0.27%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.35	0.27%[2]
American New World Trust
Series I — Actual	$1,000.00	$1,047.00	$3.35	0.66%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.31	0.66%[2]
Series II — Actual	1,000.00	1,046.40	4.11	0.81%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.06	0.81%[2]
Series III — Actual	1,000.00	1,048.50	1.57	0.31%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.56	0.31%[2]
Blue Chip Growth Trust
Series I — Actual	$1,000.00	$1,029.20	$4.18	0.83%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.16	0.83%
Series II — Actual	1,000.00	1,028.30	5.18	1.03%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.16	1.03%
Series NAV — Actual	1,000.00	1,029.20	3.92	0.78%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%
Capital Appreciation Trust
Series I — Actual	$1,000.00	$1,043.10	$3.95	0.78%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%
Series II — Actual	1,000.00	1,041.70	4.96	0.98%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.91	0.98%
Series NAV — Actual	1,000.00	1,043.10	3.70	0.73%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.66	0.73%

John Hancock Variable Insurance Trust

Shareholder expense example

	Beginning account value 1/1/2014	Ending account value 6/30/2014	Expenses paid during period¹ 1/1/2014– 6/30/2014	Annualized expense ratio
Capital Appreciation Value Trust
Series I — Actual	$1,000.00	$1,069.10	$4.46	0.87%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.36	0.87%
Series II — Actual	1,000.00	1,069.30	5.49	1.07%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.36	1.07%
Series NAV — Actual	1,000.00	1,070.00	4.21	0.82%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.11	0.82%
Core Strategy Trust
Series I — Actual	$1,000.00	$1,053.90	$0.56	0.11%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%[2]
Series II — Actual	1,000.00	1,053.00	1.58	0.31%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.56	0.31%[2]
Series NAV — Actual	1,000.00	1,054.50	0.31	0.06%[2]
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%[2]
Emerging Markets Value Trust
Series I — Actual	$1,000.00	$1,063.50	$5.73	1.12%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	5.61	1.12%
Series NAV — Actual	1,000.00	1,064.60	5.48	1.07%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.36	1.07%
Equity-Income Trust
Series I — Actual	$1,000.00	$1,060.50	$4.24	0.83%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.16	0.83%
Series II — Actual	1,000.00	1,059.70	5.26	1.03%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.16	1.03%
Series NAV — Actual	1,000.00	1,061.20	3.99	0.78%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%
Financial Services Trust
Series I — Actual	$1,000.00	$1,049.20	$4.73	0.93%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.66	0.93%
Series II — Actual	1,000.00	1,048.80	5.74	1.13%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	5.66	1.13%
Series NAV — Actual	1,000.00	1,049.30	4.47	0.88%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.41	0.88%
Franklin Templeton Founding Allocation Trust
Series I — Actual	$1,000.00	$1,075.10	$0.62	0.12%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.60	0.12%[2]
Series II — Actual	1,000.00	1,074.20	1.65	0.32%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.61	0.32%[2]
Series NAV — Actual	1,000.00	1,075.90	0.36	0.07%[2]
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.35	0.07%[2]
Fundamental All Cap Core Trust
Series I — Actual	$1,000.00	$1,046.60	$3.81	0.75%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76	0.75%
Series II — Actual	1,000.00	1,046.20	4.82	0.95%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.76	0.95%
Series NAV — Actual	1,000.00	1,047.40	3.55	0.70%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.51	0.70%
Fundamental Large Cap Value Trust
Series I — Actual	$1,000.00	$1,073.40	$3.70	0.72%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.61	0.72%
Series II — Actual	1,000.00	1,072.90	4.73	0.92%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.61	0.92%
Series NAV — Actual	1,000.00	1,074.00	3.45	0.67%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.36	0.67%

John Hancock Variable Insurance Trust

Shareholder expense example

	Beginning account value 1/1/2014	Ending account value 6/30/2014	Expenses paid during period¹ 1/1/2014– 6/30/2014	Annualized expense ratio
Fundamental Value Trust
Series I — Actual	$1,000.00	$1,043.00	$4.36	0.86%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.31	0.86%
Series II — Actual	1,000.00	1,042.10	5.37	1.06%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.31	1.06%
Series NAV — Actual	1,000.00	1,043.20	4.10	0.81%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.06	0.81%
Global Trust
Series I — Actual	$1,000.00	$1,051.20	$4.78	0.94%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.71	0.94%
Series II — Actual	1,000.00	1,050.40	5.80	1.14%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.10	5.71	1.14%
Series NAV — Actual	1,000.00	1,051.80	4.53	0.89%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.46	0.89%
Health Sciences Trust
Series I — Actual	$1,000.00	$1,105.50	$5.43	1.04%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.21	1.04%
Series II — Actual	1,000.00	1,104.20	6.47	1.24%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.60	6.21	1.24%
Series NAV — Actual	1,000.00	1,105.60	5.17	0.99%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.96	0.99%
International Core Trust
Series I — Actual	$1,000.00	$1,074.40	$5.45	1.06%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.31	1.06%
Series II — Actual	1,000.00	1,073.70	6.48	1.26%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.50	6.31	1.26%
Series NAV — Actual	1,000.00	1,074.60	5.20	1.01%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.06	1.01%
International Equity Index Trust B
Series I — Actual	$1,000.00	$1,054.80	$1.99	0.39%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	1.96	0.39%
Series II — Actual	1,000.00	1,053.60	3.00	0.59%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.96	0.59%
Series NAV — Actual	1,000.00	1,055.50	1.73	0.34%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.10	1.71	0.34%
International Growth Stock Trust
Series I — Actual	$1,000.00	$1,062.30	$4.96	0.97%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.86	0.97%
Series II — Actual	1,000.00	1,061.10	5.98	1.17%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.00	5.86	1.17%
Series NAV — Actual	1,000.00	1,061.70	4.70	0.92%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.61	0.92%
International Small Company Trust
Series I — Actual	$1,000.00	$1,061.90	$5.98	1.17%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.00	5.86	1.17%
Series II — Actual	1,000.00	1,060.30	7.00	1.37%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.00	6.85	1.37%
Series NAV — Actual	1,000.00	1,061.90	5.73	1.12%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	5.61	1.12%
International Value Trust
Series I — Actual	$1,000.00	$1,035.20	$4.89	0.97%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.86	0.97%
Series II — Actual	1,000.00	1,033.90	5.90	1.17%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.00	5.86	1.17%
Series NAV — Actual	1,000.00	1,035.40	4.64	0.92%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.61	0.92%

John Hancock Variable Insurance Trust

Shareholder expense example

	Beginning account value 1/1/2014	Ending account value 6/30/2014	Expenses paid during period¹ 1/1/2014– 6/30/2014	Annualized expense ratio
Lifestyle Aggressive PS Series
Series I — Actual	$1,000.00	$1,054.90	$0.87	0.17%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.85	0.17%[2]
Series II — Actual	1,000.00	1,054.20	1.88	0.37%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.00	1.86	0.37%[2]
Series NAV — Actual	1,000.00	1,054.90	0.61	0.12%[2]
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.60	0.12%[2]
Lifestyle Balanced PS Series
Series I — Actual	$1,000.00	$1,050.20	$0.56	0.11%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%[2]
Series II — Actual	1,000.00	1,048.60	1.57	0.31%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.56	0.31%[2]
Series NAV — Actual	1,000.00	1,049.50	0.30	0.06%[2]
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%[2]
Lifestyle Conservative PS Series
Series I — Actual	$1,000.00	$1,042.50	$0.66	0.13%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.65	0.13%[2]
Series II — Actual	1,000.00	1,042.50	1.67	0.33%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.66	0.33%[2]
Series NAV — Actual	1,000.00	1,043.30	0.41	0.08%[2]
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.40	0.08%[2]
Lifestyle Growth PS Series
Series I — Actual	$1,000.00	$1,053.80	$0.51	0.10%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.50	0.10%[2]
Series II — Actual	1,000.00	1,052.30	1.53	0.30%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.51	0.30%[2]
Series NAV — Actual	1,000.00	1,054.50	0.25	0.05%[2]
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.25	0.05%[2]
Lifestyle Moderate PS Series
Series I — Actual	$1,000.00	$1,047.80	$0.66	0.13%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.65	0.13%[2]
Series II — Actual	1,000.00	1,046.20	1.67	0.33%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.66	0.33%[2]
Series NAV — Actual	1,000.00	1,047.80	0.41	0.08%[2]
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.40	0.08%[2]
Mid Cap Index Trust
Series I — Actual	$1,000.00	$1,072.90	$2.36	0.46%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.31	0.46%
Series II — Actual	1,000.00	1,071.70	3.39	0.66%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.31	0.66%
Series NAV — Actual	1,000.00	1,073.30	2.11	0.41%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.06	0.41%
Mid Cap Stock Trust
Series I — Actual	$1,000.00	$1,056.50	$4.64	0.91%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.56	0.91%
Series II — Actual	1,000.00	1,055.60	5.66	1.11%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	5.56	1.11%
Series NAV — Actual	1,000.00	1,057.10	4.39	0.86%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.31	0.86%
Mid Value Trust
Series I — Actual	$1,000.00	$1,096.50	$5.15	0.99%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.96	0.99%
Series II — Actual	1,000.00	1,095.00	6.18	1.19%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.90	5.96	1.19%
Series NAV — Actual	1,000.00	1,096.80	4.89	0.94%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.71	0.94%

John Hancock Variable Insurance Trust

Shareholder expense example

	Beginning account value 1/1/2014	Ending account value 6/30/2014	Expenses paid during period¹ 1/1/2014– 6/30/2014	Annualized expense ratio
Mutual Shares Trust
Series I — Actual	$1,000.00	$1,077.10	$5.25	1.02%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.11	1.02%
Series NAV — Actual	1,000.00	1,077.90	5.00	0.97%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.86	0.97%
Natural Resources Trust
Series I — Actual	$1,000.00	$1,123.90	$6.00	1.14%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.55	5.71	1.14%
Series II — Actual	1,000.00	1,122.30	7.05	1.34%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.10	6.71	1.34%
Series NAV — Actual	1,000.00	1,124.00	5.74	1.09%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.46	1.09%
Real Estate Securities Trust
Series I — Actual	$1,000.00	$1,182.10	$4.27	0.79%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.96	0.79%
Series II — Actual	1,000.00	1,181.80	5.36	0.99%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.96	0.99%
Series NAV — Actual	1,000.00	1,182.40	4.00	0.74%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74%
Science & Technology Trust
Series I — Actual	$1,000.00	$1,072.80	$5.55	1.08%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.41	1.08%
Series II — Actual	1,000.00	1,071.80	6.58	1.28%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.40	6.41	1.28%
Series NAV — Actual	1,000.00	1,072.80	5.29	1.03%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.16	1.03%
Small Cap Growth Trust
Series I — Actual	$1,000.00	$1,047.60	$5.79	1.14%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.10	5.71	1.14%
Series II — Actual	1,000.00	1,046.30	6.80	1.34%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.10	6.71	1.34%
Series NAV — Actual	1,000.00	1,048.10	5.54	1.09%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.46	1.09%
Small Cap Index Trust
Series I — Actual	$1,000.00	$1,030.30	$2.62	0.52%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	2.61	0.52%
Series II — Actual	1,000.00	1,029.20	3.62	0.72%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.61	0.72%
Series NAV — Actual	1,000.00	1,030.30	2.37	0.47%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.36	0.47%
Small Cap Opportunities Trust
Series I — Actual	$1,000.00	$1,027.60	$5.03	1.00%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.01	1.00%
Series II — Actual	1,000.00	1,026.50	6.03	1.20%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.01	1.20%
Series NAV — Actual	1,000.00	1,028.00	4.78	0.95%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.76	0.95%
Small Cap Value Trust
Series I — Actual	$1,000.00	$1,019.20	$5.61	1.12%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	5.61	1.12%
Series II — Actual	1,000.00	1,018.10	6.60	1.32%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.20	6.61	1.32%
Series NAV — Actual	1,000.00	1,019.20	5.36	1.07%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.36	1.07%

John Hancock Variable Insurance Trust

Shareholder expense example

	Beginning account value 1/1/2014	Ending account value 6/30/2014	Expenses paid during period¹ 1/1/2014– 6/30/2014	Annualized expense ratio
Small Company Growth Trust
Series NAV — Actual	$1,000.00	$1,047.20	$5.33	1.05%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.26	1.05%
Small Company Value Trust
Series I — Actual	$1,000.00	$1,029.70	$5.33	1.06%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.31	1.06%
Series II — Actual	1,000.00	1,028.40	6.34	1.26%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.50	6.31	1.26%
Series NAV — Actual	1,000.00	1,029.70	5.08	1.01%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.06	1.01%
Strategic Equity Allocation Trust
Series NAV — Actual	$1,000.00	$1,059.90	$2.66	0.52%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	2.61	0.52%
Total Stock Market Index Trust
Series I — Actual	$1,000.00	$1,065.60	$2.92	0.57%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	2.86	0.57%
Series II — Actual	1,000.00	1,064.60	3.94	0.77%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%
Series NAV — Actual	1,000.00	1,065.60	2.66	0.52%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	2.61	0.52%
U.S. Equity Trust
Series I — Actual	$1,000.00	$1,056.50	$4.23	0.83%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.16	0.83%
Series II — Actual	1,000.00	1,054.70	5.25	1.03%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.16	1.03%
Series NAV — Actual	1,000.00	1,056.40	3.98	0.78%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%
Utilities Trust
Series I — Actual	$1,000.00	$1,169.00	$5.00	0.93%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.66	0.93%
Series II — Actual	1,000.00	1,167.80	6.07	1.13%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	5.66	1.13%
Series NAV — Actual	1,000.00	1,169.90	4.73	0.88%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.41	0.88%
Value Trust
Series I — Actual	$1,000.00	$1,079.40	$3.97	0.77%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%
Series II — Actual	1,000.00	1,078.10	5.00	0.97%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.86	0.97%
Series NAV — Actual	1,000.00	1,079.50	3.71	0.72%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.61	0.72%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

[2]	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolios. The range of expense ratios of the underlying funds held by the portfolios for the period ended 6-30-14 was as follows:

Portfolio	Range	Portfolio	Range
American Funds	0.29% – 0.78%	Lifestyle Balanced PS Series	0.52% – 0.69%
Core Strategy Trust	0.52% – 0.59%	Lifestyle Conservative PS Series	0.52% – 0.69%
Franklin Templeton Founding Allocation Trust	0.85% – 0.97%	Lifestyle Growth PS Series	0.52% – 0.69%
Lifestyle Aggressive PS Series	0.52% – 0.52%	Lifestyle Moderate PS Series	0.52% – 0.69%

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling at 1-800-344-1029. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

500 Index Trust B

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 97.2%
Consumer Discretionary - 11.5%
Amazon.com, Inc. (I)	66,787	$21,691,082	0.7%
Comcast Corp., Class A	464,621	24,940,855	0.8%
McDonald’s Corp.	177,915	17,923,157	0.6%
The Home Depot, Inc.	245,105	19,843,701	0.6%
The Walt Disney Company	288,694	24,752,624	0.8%
OTHER SECURITIES		260,439,454	8.0%
		369,590,873
Consumer Staples - 9.2%
Altria Group, Inc.	355,215	14,897,717	0.4%
CVS Caremark Corp.	208,795	15,736,879	0.5%
PepsiCo, Inc.	271,374	24,244,553	0.7%
Philip Morris International, Inc.	282,464	23,814,540	0.7%
The Coca-Cola Company	675,383	28,609,224	0.9%
The Procter & Gamble Company	485,166	38,129,196	1.2%
Wal-Mart Stores, Inc.	288,320	21,644,182	0.7%
OTHER SECURITIES		129,551,351	4.1%
		296,627,642
Energy - 10.5%
Chevron Corp.	340,326	44,429,559	1.4%
ConocoPhillips	220,787	18,928,070	0.6%
Exxon Mobil Corp.	768,749	77,397,649	2.4%
Occidental Petroleum Corp.	141,705	14,543,184	0.4%
Schlumberger, Ltd.	233,127	27,497,330	0.9%
OTHER SECURITIES		155,075,324	4.8%
		337,871,116
Financials - 15.5%
American Express Company	162,892	15,453,564	0.5%
American International Group, Inc.	258,098	14,086,989	0.4%
Bank of America Corp.	1,883,919	28,955,835	0.9%
Berkshire
Hathaway, Inc., Class B (I)	322,434	40,807,247	1.3%
Citigroup, Inc.	544,624	25,651,790	0.8%
JPMorgan Chase & Company	678,477	39,093,845	1.2%
State Street Corp.	76,941	5,175,052	0.2%
Wells Fargo & Company	857,896	45,091,014	1.4%
OTHER SECURITIES		281,953,695	8.8%
		496,269,031
Health Care - 13.0%
AbbVie, Inc.	285,995	16,141,558	0.5%
Amgen, Inc.	135,905	16,087,075	0.5%
Bristol-Myers Squibb Company	296,632	14,389,618	0.5%
Gilead Sciences, Inc. (I)	276,175	22,897,669	0.7%
Johnson & Johnson	506,578	52,998,190	1.7%
Merck & Company, Inc.	524,112	30,319,879	0.9%
Pfizer, Inc.	1,142,897	33,921,183	1.1%
UnitedHealth Group, Inc.	176,321	14,414,242	0.5%
OTHER SECURITIES		214,325,455	6.6%
		415,494,869
Industrials - 10.2%
3M Company	112,226	16,075,252	0.5%
General Electric Company	1,797,164	47,229,470	1.5%
The Boeing Company	120,151	15,286,812	0.5%

500 Index Trust B (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Industrials (continued)
Union Pacific Corp.	162,214	$16,180,847	0.5%
United Technologies Corp.	151,542	17,495,524	0.5%
OTHER SECURITIES		215,510,534	6.7%
		327,778,439
Information Technology - 18.3%
Apple, Inc.	1,080,469	100,407,984	3.1%
Cisco Systems, Inc.	918,147	22,815,953	0.7%
Facebook, Inc., Class A (I)	308,023	20,726,868	0.6%
Google, Inc., Class A (I)	50,761	29,678,434	0.9%
Google, Inc., Class C (I)	50,755	29,198,336	0.9%
Intel Corp.	893,970	27,623,673	0.8%
International
Business Machines Corp.	170,480	30,902,910	0.9%
Microsoft Corp.	1,346,352	56,142,878	1.7%
Oracle Corp.	617,160	25,013,495	0.8%
QUALCOMM, Inc.	303,372	24,027,062	0.7%
Visa, Inc., Class A	90,310	19,029,220	0.6%
OTHER SECURITIES		201,756,203	6.6%
		587,323,016
Materials - 3.4%		109,244,953	3.4%
Telecommunication Services - 2.5%
AT&T, Inc.	932,280	32,965,421	1.0%
Verizon Communications, Inc.	741,614	36,287,173	1.1%
OTHER SECURITIES		12,166,120	0.4%
		81,418,714
Utilities - 3.1%		98,522,221	3.1%
TOTAL COMMON STOCKS (Cost $1,757,955,777)		$3,120,140,874
SECURITIES LENDING COLLATERAL - 0.6%
John Hancock Collateral
Investment Trust,
0.0995% (W)(Y)	2,033,646	20,351,513	0.6%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $20,351,304)		$20,351,513
SHORT-TERM INVESTMENTS - 2.8%
Repurchase Agreement - 2.8%
Repurchase Agreement with State
Street Corp. dated 06/30/2014 at
0.000% to be repurchased at
$89,371,000 on 07/01/2014,
collateralized by $84,310,000
U.S. Treasury Bonds, 3.750% due
11/15/2043 (valued at
$91,160,188, including interest) $	89,371,000	$89,371,000	2.8%
TOTAL SHORT-TERM
INVESTMENTS (Cost $89,371,000)		$89,371,000
Total Investments (500 Index Trust B)
(Cost $1,867,678,081) - 100.6%		$3,229,863,387	100.6%
Other Assets And Liabilities, Net - (0.6%)		(20,270,593)	(0.6)%
TOTAL NET ASSETS - 100.0%		$3,209,592,794	100.0%

The accompanying notes are an integral part of the financial statements.	14
John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 99.1%
Consumer Discretionary - 10.6%
Aaron’s, Inc.	130,800	$4,661,712	1.3%
Harman International Industries, Inc.	44,500	4,780,634	1.3%
Marriott International, Inc., Class A	67,700	4,339,570	1.2%
O’Reilly Automotive, Inc. (I)	25,400	3,825,240	1.0%
Time Warner, Inc.	48,700	3,421,175	0.9%
OTHER SECURITIES		18,527,557	4.9%
		39,555,888
Consumer Staples - 6.6%
Kimberly-Clark Corp.	35,700	3,970,554	1.1%
Pilgrim’s Pride Corp. (I)	184,700	5,053,392	1.3%
Tyson Foods, Inc., Class A	107,400	4,031,796	1.1%
OTHER SECURITIES		11,484,610	3.1%
		24,540,352
Energy - 10.7%
Chesapeake Energy Corp.	117,800	3,661,224	1.0%
ConocoPhillips	74,300	6,369,740	1.7%
EOG Resources, Inc.	49,400	5,772,884	1.5%
EQT Corp.	33,700	3,602,530	1.0%
Helmerich & Payne, Inc.	41,700	4,841,787	1.3%
Valero Energy Corp.	86,800	4,348,680	1.2%
OTHER SECURITIES		11,406,344	3.0%
		40,003,189
Financials - 14.4%
Alleghany Corp. (I)	9,500	4,162,140	1.1%
Capital One Financial Corp.	45,900	3,791,340	1.0%
E*TRADE Financial Corp. (I)	223,100	4,743,106	1.3%
Principal Financial Group, Inc.	76,900	3,881,912	1.0%
SunTrust Banks, Inc.	122,600	4,911,356	1.3%
OTHER SECURITIES		32,199,523	8.7%
		53,689,377
Health Care - 14.3%
AbbVie, Inc.	60,900	3,437,196	0.9%
Allergan, Inc.	31,500	5,330,430	1.4%
Boston Scientific Corp. (I)	340,400	4,346,908	1.2%
Cigna Corp.	54,900	5,049,153	1.4%
Gilead Sciences, Inc. (I)	60,900	5,049,219	1.4%
Illumina, Inc. (I)	29,000	5,177,660	1.4%
Johnson & Johnson	90,800	9,499,496	2.5%
WellCare Health Plans, Inc. (I)	61,500	4,591,590	1.2%
OTHER SECURITIES		10,695,960	2.9%
		53,177,612
Industrials - 13.9%
Delta Air Lines, Inc.	132,400	5,126,528	1.4%
General Dynamics Corp.	30,500	3,554,775	0.9%
Huntington Ingalls Industries, Inc.	43,500	4,114,665	1.1%
L-3 Communications Holdings, Inc.	33,900	4,093,425	1.1%
Lockheed Martin Corp.	31,900	5,127,287	1.4%
ManpowerGroup, Inc.	52,000	4,412,200	1.2%
Northrop Grumman Corp.	40,300	4,821,089	1.3%
Southwest Airlines Company	183,000	4,915,380	1.3%
The Boeing Company	26,600	3,384,318	0.9%
Trinity Industries, Inc.	102,700	4,490,044	1.2%
OTHER SECURITIES		7,841,848	2.1%
		51,881,559
Information Technology - 19.1%
Apple, Inc.	66,182	6,150,293	1.6%
Computer Sciences Corp.	72,900	4,607,280	1.2%
Electronic Arts, Inc. (I)	130,300	4,673,861	1.3%
Hewlett-Packard Company	163,400	5,503,312	1.5%

All Cap Core Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Information Technology (continued)
Lexmark International, Inc., Class A	99,200	$4,777,472	1.3%
Manhattan Associates, Inc. (I)	117,200	4,035,196	1.1%
Micron Technology, Inc. (I)	130,200	4,290,090	1.1%
SanDisk Corp.	48,400	5,054,412	1.4%
Skyworks Solutions, Inc.	99,400	4,667,824	1.3%
OTHER SECURITIES		27,591,539	7.3%
		71,351,279
Materials - 3.0%
Compass Minerals International, Inc.	35,600	3,408,344	0.9%
OTHER SECURITIES		7,871,948	2.1%
		11,280,292
Telecommunication Services - 3.0%
Verizon Communications, Inc.	161,900	7,921,767	2.1%
OTHER SECURITIES		3,079,659	0.9%
		11,001,426
Utilities - 3.5%
Entergy Corp.	59,600	4,892,564	1.3%
Public Service Enterprise Group, Inc.	96,400	3,932,156	1.1%
OTHER SECURITIES		4,168,459	1.1%
		12,993,179
TOTAL COMMON STOCKS (Cost $333,348,584)		$369,474,153
SECURITIES LENDING COLLATERAL - 0.8%
John Hancock Collateral
Investment Trust,
0.0995% (W) (Y)	281,284	2,814,922	0.8%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $2,814,893)		$2,814,922
SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%		3,337,422	0.9%
TOTAL SHORT-TERM
INVESTMENTS (Cost $3,337,422)		$3,337,422
Total Investments (All Cap Core Trust)
(Cost $339,500,899) - 100.8%		$375,626,497	100.8%
Other Assets And Liabilities, Net - (0.8%)		(2,909,248)	(0.8)%
TOTAL NET ASSETS - 100.0%		$372,717,249	100.0%

Alpha Opportunities Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 97.1%
Consumer Discretionary - 16.7%
Advance Auto Parts, Inc.	54,769	$7,389,433	0.9%
Bloomin’ Brands, Inc. (I)	228,039	5,114,915	0.6%
Lennar Corp., Class A	126,725	5,319,916	0.6%
Lowe’s Companies, Inc.	257,419	12,353,538	1.4%
McDonald’s Corp.	67,074	6,757,035	0.8%
Netflix, Inc. (I)	12,388	5,458,153	0.6%
NVR, Inc. (I)	4,346	5,000,508	0.6%
PulteGroup, Inc.	251,922	5,078,748	0.6%
The Priceline Group, Inc. (I)	7,013	8,436,639	1.0%
The TJX Companies, Inc.	106,487	5,659,784	0.7%
Whirlpool Corp.	43,263	6,023,075	0.7%

The accompanying notes are an integral part of the financial statements.	15
John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Consumer Discretionary (continued)
OTHER SECURITIES		$71,298,441	8.2%
		143,890,185
Consumer Staples - 5.2%
Anheuser-Busch InBev NV	18,849	2,165,755	0.3%
Anheuser-Busch InBev NV, ADR	33,857	3,891,524	0.5%
Diageo PLC	134,795	4,293,095	0.5%
Diageo PLC, ADR	18,263	2,324,332	0.3%
OTHER SECURITIES		31,663,381	3.6%
		44,338,087
Energy - 8.3%
BG Group PLC	240,071	5,065,824	0.6%
Cobalt International Energy, Inc. (I)	387,361	7,108,074	0.8%
Pioneer Natural Resources Company	59,299	13,627,503	1.6%
Trican Well Service, Ltd. (L)	360,460	5,820,464	0.7%
OTHER SECURITIES		39,930,754	4.6%
		71,552,619
Financials - 10.6%
ACE, Ltd.	68,516	7,105,109	0.8%
American International Group, Inc.	95,541	5,214,628	0.6%
BlackRock, Inc.	25,385	8,113,046	0.9%
M&T Bank Corp. (L)	39,850	4,943,393	0.6%
Marsh &
McLennan Companies, Inc.	183,330	9,500,161	1.1%
MetLife, Inc.	139,644	7,758,621	0.9%
The PNC Financial
Services Group, Inc.	91,577	8,154,932	1.0%
Wells Fargo & Company	103,335	5,431,288	0.6%
OTHER SECURITIES		35,360,973	4.1%
		91,582,151
Health Care - 14.6%
Actavis PLC (I)	34,049	7,594,629	0.9%
Bristol-Myers Squibb Company	449,152	21,788,364	2.5%
Envision
Healthcare Holdings, Inc. (I)	158,683	5,698,307	0.7%
Johnson & Johnson	83,731	8,759,937	1.0%
Merck & Company, Inc.	274,353	15,871,321	1.8%
Roche Holding AG	26,897	8,014,144	0.9%
UnitedHealth Group, Inc.	67,846	5,546,411	0.6%
OTHER SECURITIES		52,458,295	6.2%
		125,731,408
Industrials - 15.5%
American Airlines Group, Inc. (I)	155,267	6,670,270	0.8%
Armstrong World Industries, Inc. (I)	103,513	5,944,752	0.7%
Clean Harbors, Inc. (I)	126,434	8,123,385	0.9%
HD Supply Holdings, Inc. (I)	228,785	6,495,206	0.8%
IHS, Inc., Class A (I)	57,134	7,751,370	0.9%
Lockheed Martin Corp.	31,757	5,104,303	0.6%
United Parcel Service, Inc., Class B	76,134	7,815,916	0.9%
OTHER SECURITIES		85,881,585	9.9%
		133,786,787
Information Technology - 20.5%
Apple, Inc.	95,767	8,899,627	1.0%
Cisco Systems, Inc.	394,471	9,802,604	1.1%
Concur Technologies, Inc. (I)(L)	68,821	6,423,752	0.8%
Facebook, Inc., Class A (I)	99,943	6,725,164	0.8%
Google, Inc., Class A (I)	5,473	3,199,899	0.4%
Google, Inc., Class C (I)	12,623	7,261,759	0.8%
Micron Technology, Inc. (I)	209,915	6,916,699	0.8%
Microsoft Corp.	245,296	10,228,843	1.2%

Alpha Opportunities Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Information Technology (continued)
NXP Semiconductor NV (I)	189,829	$12,562,883	1.5%
OTHER SECURITIES		104,231,692	12.1%
		176,252,922
Materials - 4.3%
Praxair, Inc.	39,377	5,230,841	0.6%
OTHER SECURITIES		32,148,639	3.7%
		37,379,480
Telecommunication Services - 0.5%		4,268,859	0.5%
Utilities - 0.9%
UGI Corp.	127,516	6,439,558	0.8%
OTHER SECURITIES		1,074,164	0.1%
		7,513,722
TOTAL COMMON STOCKS (Cost $719,423,868)		$836,296,220
PREFERRED SECURITIES - 0.7%
Financials - 0.0%		194,434	0.0%
Information Technology - 0.7%		5,660,432	0.7%
TOTAL PREFERRED SECURITIES (Cost $5,669,708)		$5,854,866
Warrants 0.2%		1,455,242	0.2%
TOTAL WARRANTS (Cost $1,179,268)		$1,455,242
SECURITIES LENDING COLLATERAL - 5.2%
John Hancock Collateral
Investment Trust,
0.0995% (Y)(W)	4,492,529	44,958,531	5.2%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $44,958,217)		$44,958,531
SHORT-TERM INVESTMENTS - 1.5%
Repurchase Agreement - 1.5%
Deutsche Bank Tri-Party Repurchase
Agreement dated 06/30/14 at
0.100% to be repurchased at
$12,600,035 on 07/01/2014,
collateralized by $13,131,000
Federal Home Loan
Mortgage Corp., 1.570% due
01/08/2020 (valued at
$12,852,769, including interest)	$12,600,000	$12,600,000	1.5%
TOTAL SHORT-TERM
INVESTMENTS (Cost $12,600,000)		$12,600,000
Total Investments (Alpha Opportunities Trust)
(Cost $783,831,061) - 104.7%		$901,164,859	104.7%
Other Assets And Liabilities, Net - (4.7%)		(40,316,579)	(4.7)%
TOTAL NET ASSETS - 100.0%		$860,848,280	100.0%

The accompanying notes are an integral part of the financial statements.	16
John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

American Asset Allocation Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation
Fund - Class 1	80,811,549	$1,796,440,730	100.0%
TOTAL INVESTMENT
COMPANIES (Cost $1,083,534,793)		$1,796,440,730
Total Investments (American Asset Allocation Trust)
(Cost $1,083,534,793) - 100.0%		$1,796,440,730	100.0%
Other Assets And Liabilities, Net - 0.0%		(50,767)	0.0%
TOTAL NET ASSETS - 100.0%		$1,796,389,963	100.0%

American Global Growth Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Global Growth
Fund - Class 1	9,678,169	$269,053,085	100.0%
TOTAL INVESTMENT
COMPANIES (Cost $216,246,745)		$269,053,085
Total Investments (American Global Growth Trust)
(Cost $216,246,745) - 100.0%		$269,053,085	100.0%
Other Assets And Liabilities, Net - 0.0%		(22,083)	0.0%
TOTAL NET ASSETS - 100.0%		$269,031,002	100.0%

American Growth Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	14,047,523	$1,104,275,796	100.0%
TOTAL INVESTMENT
COMPANIES (Cost $661,614,036)		$1,104,275,796
Total Investments (American Growth Trust)
(Cost $661,614,036) - 100.0%		$1,104,275,796	100.0%
Other Assets And Liabilities, Net - 0.0%		(39,261)	0.0%
TOTAL NET ASSETS - 100.0%		$1,104,236,535	100.0%

American Growth-Income Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income
Fund - Class 1	25,829,611	$1,332,033,058	100.0%
TOTAL INVESTMENT
COMPANIES (Cost $813,597,054)		$1,332,033,058
Total Investments (American Growth-Income Trust)
(Cost $813,597,054) - 100.0%		$1,332,033,058	100.0%
Other Assets And Liabilities, Net - 0.0%		(44,227)	0.0%
TOTAL NET ASSETS - 100.0%		$1,331,988,831	100.0%

American International Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International
Fund - Class 1	30,624,980	$674,668,313	100.0%
TOTAL INVESTMENT
COMPANIES (Cost $480,196,291)		$674,668,313
Total Investments (American International Trust)
(Cost $480,196,291) - 100.0%		$674,668,313	100.0%
Other Assets And Liabilities, Net - 0.0%		(31,056)	0.0%
TOTAL NET ASSETS - 100.0%		$674,637,257	100.0%

American New World Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American New World Fund - Class 1	3,526,164	$84,063,753	100.0%
TOTAL INVESTMENT
COMPANIES (Cost $78,297,515)		$84,063,753
Total Investments (American New World Trust)
(Cost $78,297,515) - 100.0%		$84,063,753	100.0%
Other Assets And Liabilities, Net - 0.0%		(16,796)	0.0%
TOTAL NET ASSETS - 100.0%		$84,046,957	100.0%

Blue Chip Growth Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 99.4%
Consumer Discretionary - 26.7%
Amazon.com, Inc. (I)	244,689	$79,470,093	4.4%
Chipotle Mexican Grill, Inc. (I)	40,400	23,937,404	1.3%
Las Vegas Sands Corp.	358,400	27,317,248	1.5%
Lowe’s Companies, Inc.	390,800	18,754,492	1.0%
Netflix, Inc. (I)	47,700	21,016,620	1.2%

The accompanying notes are an integral part of the financial statements.	17
John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Consumer Discretionary (continued)
O’Reilly Automotive, Inc. (I)	109,600	$16,505,760	0.9%
Starbucks Corp.	354,000	27,392,520	1.5%
Starwood Hotels &
Resorts Worldwide, Inc.	183,300	14,814,306	0.8%
The Home Depot, Inc.	207,800	16,823,488	0.9%
The Priceline Group, Inc. (I)	49,000	58,947,000	3.3%
Wynn Resorts, Ltd.	133,600	27,730,016	1.5%
OTHER SECURITIES		147,664,745	8.4%
		480,373,692
Consumer Staples - 2.1%
CVS Caremark Corp.	149,400	11,260,278	0.6%
OTHER SECURITIES		27,347,552	1.5%
		38,607,830
Energy - 5.2%
Concho Resources, Inc. (I)	108,700	15,707,150	0.9%
EQT Corp.	142,000	15,179,800	0.8%
Pioneer Natural Resources Company	136,800	31,438,008	1.8%
Range Resources Corp.	153,992	13,389,604	0.7%
Schlumberger, Ltd.	102,192	12,053,546	0.7%
OTHER SECURITIES		6,156,762	0.3%
		93,924,870
Financials - 5.6%
American Express Company	245,352	23,276,544	1.3%
Ameriprise Financial, Inc.	91,351	10,962,120	0.6%
Invesco, Ltd.	405,700	15,315,175	0.8%
Morgan Stanley	425,500	13,756,415	0.8%
State Street Corp.	161,007	10,829,331	0.6%
TD Ameritrade Holding Corp.	424,700	13,314,345	0.7%
OTHER SECURITIES		13,370,976	0.8%
		100,824,906
Health Care - 17.6%
Alexion Pharmaceuticals, Inc. (I)	176,000	27,500,000	1.5%
Allergan, Inc.	125,400	21,220,188	1.2%
Biogen Idec, Inc. (I)	130,900	41,274,079	2.3%
Celgene Corp. (I)	376,000	32,290,880	1.8%
Gilead Sciences, Inc. (I)	714,100	59,206,031	3.3%
McKesson Corp.	248,800	46,329,048	2.6%
Thermo Fisher Scientific, Inc.	193,400	22,821,200	1.3%
Valeant
Pharmaceuticals
International, Inc. (I)	98,300	12,397,596	0.7%
OTHER SECURITIES		53,448,248	2.9%
		316,487,270
Industrials - 14.5%
American Airlines Group, Inc. (I)	481,800	20,698,128	1.2%
Danaher Corp.	590,126	46,460,620	2.6%
Precision Castparts Corp.	145,600	36,749,440	2.0%
The Boeing Company	231,800	29,491,914	1.6%
Union Pacific Corp.	158,000	15,760,500	0.9%
United Technologies Corp.	158,400	18,287,280	1.0%
OTHER SECURITIES		92,875,014	5.2%
		260,322,896
Information Technology - 21.5%
Apple, Inc.	212,300	19,729,039	1.1%
Baidu, Inc., ADR (I)	189,700	35,437,860	2.0%
Cognizant Technology
Solutions Corp., Class A (I)	283,400	13,861,094	0.8%
Facebook, Inc., Class A (I)	529,408	35,623,864	2.0%
Google, Inc., Class A (I)	87,666	51,255,680	2.8%

Blue Chip Growth Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Information Technology (continued)
Google, Inc., Class C (I)	89,166	$51,295,416	2.9%
MasterCard, Inc., Class A	588,600	43,244,442	2.4%
Salesforce.com, Inc. (I)	345,200	20,049,216	1.1%
Tencent Holdings, Ltd.	1,127,000	17,188,605	1.0%
Visa, Inc., Class A	177,500	37,401,025	2.1%
OTHER SECURITIES		60,727,317	3.3%
		385,813,558
Materials - 3.8%
Ecolab, Inc.	200,600	22,334,804	1.2%
Praxair, Inc.	94,800	12,593,232	0.7%
The Sherwin-Williams Company	132,600	27,436,266	1.5%
OTHER SECURITIES		6,645,298	0.4%
		69,009,600
Telecommunication Services - 2.4%
American Tower Corp.	391,638	35,239,587	2.0%
OTHER SECURITIES		7,079,680	0.4%
		42,319,267
TOTAL COMMON STOCKS (Cost $1,070,953,179)		$1,787,683,889
SECURITIES LENDING COLLATERAL - 1.2%
John Hancock Collateral
Investment Trust, 0.0995% (W)(Y)	2,178,003	21,796,143	1.2%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $21,795,967)		$21,796,143
SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%		10,655,032	0.6%
TOTAL SHORT-TERM
INVESTMENTS (Cost $10,655,032)		$10,655,032
Total Investments (Blue Chip Growth Trust)
(Cost $1,103,404,178) - 101.2%		$1,820,135,064	101.2%
Other Assets And Liabilities, Net - (1.2%)		(21,245,837)	(1.2)%
TOTAL NET ASSETS - 100.0%		$1,798,889,227	100.0%

Capital Appreciation Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 99.9%
Consumer Discretionary - 30.1%
Amazon.com, Inc. (I)	98,205	$31,895,020	2.9%
Chipotle Mexican Grill, Inc. (I)	23,221	13,758,675	1.2%
Inditex SA	123,929	19,073,279	1.7%
Luxottica Group SpA	214,351	12,412,152	1.1%
Marriott International, Inc., Class A	207,806	13,320,365	1.2%
Michael Kors Holdings, Ltd. (I)	148,213	13,139,082	1.2%
Netflix, Inc. (I)	37,622	16,576,253	1.5%
NIKE, Inc., Class B	285,256	22,121,603	2.0%
Starbucks Corp.	217,803	16,853,596	1.5%
Tesla Motors, Inc. (I)(L)	57,008	13,685,340	1.2%
The Priceline Group, Inc. (I)	22,400	26,947,200	2.4%
The TJX Companies, Inc.	329,741	17,525,733	1.6%
The Walt Disney Company	266,036	22,809,927	2.1%
Tiffany & Company	110,623	11,089,956	1.0%
Twenty-First Century
Fox, Inc., Class A	363,027	12,760,399	1.1%

The accompanying notes are an integral part of the financial statements.	18
John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Consumer Discretionary (continued)
Under Armour, Inc., Class A (I)(L)	240,745	$14,321,920	1.3%
OTHER SECURITIES		56,485,982	5.1%
		334,776,482
Consumer Staples - 3.6%
Costco Wholesale Corp.	158,906	18,299,615	1.6%
OTHER SECURITIES		21,578,509	2.0%
		39,878,124
Energy - 5.5%
Concho Resources, Inc. (I)	112,728	16,289,196	1.4%
EOG Resources, Inc.	143,168	16,730,612	1.5%
Schlumberger, Ltd.	242,604	28,615,142	2.6%
		61,634,950
Financials - 1.0%		10,966,465	1.0%
Health Care - 19.4%
Abbott Laboratories	437,804	17,906,182	1.6%
Alexion Pharmaceuticals, Inc. (I)	111,446	17,413,438	1.6%
Allergan, Inc.	66,264	11,213,194	1.0%
Biogen Idec, Inc. (I)	92,117	29,045,411	2.6%
Bristol-Myers Squibb Company	330,791	16,046,671	1.5%
Celgene Corp. (I)	217,796	18,704,320	1.7%
Gilead Sciences, Inc. (I)	208,964	17,325,205	1.6%
Illumina, Inc. (I)	114,103	20,371,950	1.8%
Merck & Company, Inc.	263,989	15,271,764	1.4%
Novo Nordisk A/S, ADR	464,000	21,432,160	1.9%
Vertex Pharmaceuticals, Inc. (I)	148,478	14,057,897	1.3%
OTHER SECURITIES		16,280,405	1.4%
		215,068,597
Industrials - 7.8%
Canadian Pacific Railway, Ltd. (L)	84,814	15,363,208	1.4%
Precision Castparts Corp.	78,485	19,809,614	1.8%
The Boeing Company	161,779	20,583,142	1.8%
Union Pacific Corp.	163,570	16,316,108	1.5%
United Technologies Corp.	122,636	14,158,326	1.3%
		86,230,398
Information Technology - 29.2%
Adobe Systems, Inc. (I)	174,226	12,606,993	1.1%
Apple, Inc.	492,324	45,751,669	4.1%
Facebook, Inc., Class A (I)	473,285	31,847,348	2.9%
Google, Inc., Class A (I)	37,628	21,999,963	2.0%
Google, Inc., Class C (I)	38,524	22,162,087	2.0%
LinkedIn Corp., Class A (I)	98,426	16,877,106	1.5%
MasterCard, Inc., Class A	511,310	37,565,946	3.4%
QUALCOMM, Inc.	139,208	11,025,274	1.0%
Red Hat, Inc. (I)	281,577	15,562,761	1.4%
Salesforce.com, Inc. (I)	346,435	20,120,945	1.8%
Visa, Inc., Class A	116,859	24,623,360	2.2%
VMware, Inc., Class A (I)	146,131	14,146,942	1.3%
Workday, Inc., Class A (I)	125,074	11,239,150	1.0%
OTHER SECURITIES		38,710,763	3.5%
		324,240,307
Materials - 2.1%
Monsanto Company	185,469	23,135,403	2.1%
Telecommunication Services - 1.2%
American Tower Corp.	155,220	13,966,696	1.2%
TOTAL COMMON STOCKS (Cost $759,138,142)		$1,109,897,422

Capital Appreciation Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SECURITIES LENDING COLLATERAL - 3.0%
John Hancock Collateral
Investment Trust, 0.0995% (W)(Y)	3,269,305	32,717,248	3.0%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $32,717,116)		$32,717,248
SHORT-TERM INVESTMENTS - 0.1%
Repurchase Agreement - 0.1%		$804,000	0.1%
TOTAL SHORT-TERM
INVESTMENTS (Cost $804,000)		$804,000
Total Investments (Capital Appreciation Trust)
(Cost $792,659,258) - 103.0%		$1,143,418,670	103.0%
Other Assets And Liabilities, Net - (3.0%)		(32,797,993)	(3.0)%
TOTAL NET ASSETS - 100.0%		$1,110,620,677	100.0%

Capital Appreciation Value Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 62.2%
Consumer Discretionary - 8.6%
AutoZone, Inc. (D)(I)	14,800	$7,936,352	2.2%
Delphi Automotive PLC	40,500	2,783,970	0.8%
Dollar Tree, Inc. (I)	41,200	2,243,752	0.6%
Johnson Controls, Inc.	61,800	3,085,663	0.8%
Lowe’s Companies, Inc.	59,700	2,865,002	0.8%
O’Reilly Automotive, Inc. (I)	16,200	2,439,720	0.7%
TRW Automotive Holdings Corp. (I)	32,900	2,945,208	0.8%
Twenty-First Century
Fox, Inc., Class B	92,500	3,166,275	0.9%
OTHER SECURITIES		3,824,786	1.0%
		31,290,728
Consumer Staples - 4.7%
CVS Caremark Corp.	26,500	1,997,305	0.6%
Mondelez
International, Inc., Class A	91,300	3,433,793	0.9%
PepsiCo, Inc.	50,800	4,538,472	1.3%
Philip Morris International, Inc. (D)	44,600	3,760,226	1.0%
The Procter &
Gamble Company (D)	26,837	2,109,120	0.6%
OTHER SECURITIES		1,259,638	0.3%
		17,098,554
Energy - 3.2%
Apache Corp.	31,800	3,199,716	0.9%
OTHER SECURITIES		8,436,750	2.3%
		11,636,466
Financials - 11.5%
Crown Castle International Corp.	56,900	4,225,394	1.2%
Invesco, Ltd.	105,300	3,975,075	1.1%
JPMorgan Chase & Company (D)	97,300	5,606,426	1.5%
Marsh &
McLennan Companies, Inc.	172,900	8,959,678	2.5%
State Street Corp.	97,500	6,557,850	1.8%
TD Ameritrade Holding Corp.	208,300	6,530,205	1.8%
The PNC Financial
Services Group, Inc.	22,400	1,994,720	0.6%
XL Group PLC	91,337	2,989,460	0.8%

The accompanying notes are an integral part of the financial statements.	19
John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Financials (continued)
OTHER SECURITIES		$668,595	0.2%
		41,507,403
Health Care - 11.3%
Allergan, Inc.	39,500	6,684,190	1.8%
DaVita HealthCare Partners, Inc. (I)	37,300	2,697,536	0.7%
Perrigo Company PLC	23,800	3,469,088	1.0%
Pfizer, Inc.	100,284	2,976,429	0.8%
Thermo Fisher Scientific, Inc.	65,900	7,776,200	2.2%
UnitedHealth Group, Inc.	104,000	8,502,000	2.4%
Zoetis, Inc.	117,391	3,788,208	1.1%
OTHER SECURITIES		4,967,942	1.3%
		40,861,593
Industrials - 9.2%
Danaher Corp.	165,500	13,029,815	3.6%
Roper Industries, Inc.	14,900	2,175,549	0.6%
The Boeing Company (D)	25,600	3,257,088	0.9%
Tyco International, Ltd.	71,300	3,251,280	0.9%
United Technologies Corp. (D)	84,900	9,801,705	2.7%
OTHER SECURITIES		1,747,685	0.5%
		33,263,122
Information Technology - 6.8%
Fiserv, Inc. (I)	134,400	8,107,008	2.2%
Texas Instruments, Inc. (D)	96,400	4,606,956	1.3%
Visa, Inc., Class A	15,000	3,160,650	0.9%
OTHER SECURITIES		8,760,051	2.4%
		24,634,665
Materials - 0.4%		1,486,422	0.4%
Telecommunication Services - 2.3%
American Tower Corp.	62,700	5,641,746	1.6%
SBA
Communications Corp.,
Class A (I)	25,800	2,639,340	0.7%
		8,281,086
Utilities - 4.2%
PG&E Corp.	154,300	7,409,486	2.1%
Xcel Energy, Inc.	236,600	7,625,618	2.1%
OTHER SECURITIES		155,971	0.0%
		15,191,075
TOTAL COMMON STOCKS (Cost $177,258,456)		$225,251,114
PREFERRED SECURITIES - 0.5%
Energy - 0.0%		4,973	0.0%
Financials - 0.2%		806,790	0.2%
Utilities - 0.3%		941,592	0.3%
TOTAL PREFERRED SECURITIES (Cost $1,663,820)		$1,753,355
U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 5.6%
U.S. Government - 5.6%
2.500%, 08/15/2023	$6,675,000	$6,710,985	1.8%
2.750%, 11/15/2023	13,325,000	13,648,758	3.8%
		20,359,743
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $19,527,617)		$20,359,743

Capital Appreciation Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CORPORATE BONDS - 16.6%
Consumer Discretionary - 3.3%		$12,062,054	3.3%
Consumer Staples - 1.0%		3,528,108	1.0%
Energy - 4.5%
Range Resources Corp.
5.000%, 08/15/2022
to 03/15/2023	$2,675,000	2,841,500	0.7%
OTHER SECURITIES		13,392,879	3.8%
		16,234,379
Financials - 1.4%		5,196,065	1.4%
Health Care - 0.3%		998,490	0.3%
Industrials - 2.4%		8,673,653	2.4%
Information Technology - 0.4%		1,483,198	0.4%
Materials - 0.2%		694,235	0.2%
Telecommunication Services - 2.4%
Intelsat Jackson Holdings SA
7.250%, 04/01/2019
to 10/15/2020	1,750,000	1,880,813	0.5%
OTHER SECURITIES		7,051,323	1.9%
		8,932,136
Utilities - 0.7%		2,417,758	0.7%
TOTAL CORPORATE BONDS (Cost $58,196,814)		$60,220,076
CONVERTIBLE BONDS - 0.1%
Industrials - 0.1%		563,633	0.1%
TOTAL CONVERTIBLE BONDS (Cost $350,113)		$563,633
TERM LOANS (M) - 5.6%
Consumer Discretionary - 1.3%		4,845,231	1.3%
Consumer Staples - 1.8%
HJ Heinz Company
3.500%, 06/05/2020	5,125,737	5,160,951	1.4%
OTHER SECURITIES		1,231,625	0.4%
		6,392,576
Energy - 0.1%		183,193	0.1%
Health Care - 0.0%		124,328	0.0%
Telecommunication Services - 2.4%
Crown Castle Operating Company
3.000%, 01/31/2021	2,812,162	2,810,405	0.8%
Intelsat Jackson Holdings SA
3.750%, 06/30/2019	4,595,968	4,601,713	1.3%
OTHER SECURITIES		1,284,907	0.3%
		8,697,025
TOTAL TERM LOANS (Cost $20,286,188)		$20,242,353
Asset Backed Securities 0.6%		2,086,060	0.6%
TOTAL ASSET BACKED
SECURITIES (Cost $2,078,804)		$2,086,060
SHORT-TERM INVESTMENTS - 8.6%
Money Market Funds - 7.4%
T. Rowe Price Reserve Investment
Fund, 0.0553% (Y)	26,665,866	26,665,866	7.4%

The accompanying notes are an integral part of the financial statements.	20
John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 1.2%
Repurchase Agreement with State
Street Corp. dated 06/30/2014 at
0.000% to be repurchased at
$4,395,000 on 07/01/2014,
collateralized by $4,415,000
U.S. Treasury Notes, 2.250% due
03/31/2021 (valued at $4,486,744,
including interest)	$4,395,000	$4,395,000	1.2%
TOTAL SHORT-TERM
INVESTMENTS (Cost $31,060,866)		$31,060,866
Total Investments (Capital Appreciation Value Trust)
(Cost $310,422,678) - 99.8%		$361,537,200	99.8%
Other Assets And Liabilities, Net - 0.2%		712,684	0.2%
TOTAL NET ASSETS - 100.0%		$362,249,884	100.0%

Core Strategy Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 0.0%
Consumer Discretionary - 0.0%
Urbi Desarrollos Urbanos
SAB de CV (I)	6,600	$799	0.0%
Consumer Staples - 0.0%
Chaoda Modern
Agriculture Holdings, Ltd. (I)	28,480	2,704	0.0%
Financials - 0.0%
Irish Bank Resolution Corp., Ltd. (I)	3,621	0	0.0%
SNS REAAL NV (I)	1,920	0	0.0%
Health Care - 0.0%
Medcath Corp. (I)	500	686	0.0%
Industrials - 0.0%
China Metal
Recycling Holdings, Ltd. (I)	7,800	0	0.0%
Virgin Australia Holdings, Ltd. (I)	16,061	76	0.0%
Materials - 0.0%
Gunns, Ltd. (I)	11,710	0	0.0%
Kagara, Ltd. (I)	15,000	1,699	0.0%
Timminco, Ltd. (I)	300	0	0.0%
TOTAL COMMON STOCKS (Cost $122,293)		$5,964
INVESTMENT COMPANIES - 100.0%
John Hancock Variable
Insurance Trust (G) - 100.0%
Bond Trust, Series NAV
(John Hancock) (A)(1)	87,834,142	1,214,746,182	29.6%
Strategic Equity Allocation,
Series NAV (John Hancock) (A)(2)	161,513,887	2,884,638,026	70.4%
TOTAL INVESTMENT
COMPANIES (Cost $3,777,015,045)		$4,099,384,208
Total Investments (Core Strategy Trust)
(Cost $3,777,137,338) - 100.0%		$4,099,390,172	100.0%
Other Assets And Liabilities, Net - 0.0%		482,574	0.0%
TOTAL NET ASSETS - 100.0%		$4,099,872,746	100.0%

Emerging Markets Value Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 96.9%
Australia - 0.0%		$273,836	0.0%
Brazil - 7.0%
Banco Santander Brasil SA, ADR	1,109,195	7,675,631	0.8%
BM&FBovespa SA	815,120	4,275,737	0.4%
Gerdau SA	169,029	792,551	0.1%
Gerdau SA, ADR	419,641	2,471,685	0.3%
Petroleo Brasileiro SA	592,418	4,354,319	0.4%
Petroleo Brasileiro SA, ADR	702,192	10,273,069	1.0%
Petroleo Brasileiro
Sponsored SA, ADR	1,001,607	15,665,133	1.6%
Vale SA	654,601	8,662,835	0.9%
OTHER SECURITIES		16,285,064	1.5%
		70,456,024
Chile - 1.7%
Empresas CMPC SA	1,792,331	3,905,750	0.4%
Enersis SA, ADR	487,349	8,211,831	0.8%
OTHER SECURITIES		5,453,461	0.5%
		17,571,042
China - 9.9%
Agricultural Bank of China, Ltd.,
H Shares	11,169,000	4,929,699	0.5%
Bank of China, Ltd., H Shares	46,133,694	20,654,691	2.0%
Bank of Communications
Company, Ltd., H Shares	5,825,876	4,036,479	0.4%
China CITIC Bank Corp., Ltd.,
H Shares	5,949,775	3,607,555	0.4%
China Petroleum &
Chemical Corp., ADR (L)	185,157	17,595,470	1.7%
OTHER SECURITIES		49,180,314	4.9%
		100,004,208
Colombia - 0.3%		2,986,596	0.3%
Czech Republic - 0.5%		4,878,087	0.5%
Greece - 0.2%		2,134,010	0.2%
Hong Kong - 4.0%
China Unicom Hong Kong, Ltd.	4,200,000	6,469,244	0.7%
China Unicom Hong
Kong, Ltd., ADR (L)	213,548	3,273,691	0.3%
OTHER SECURITIES		31,264,406	3.0%
		41,007,341
Hungary - 0.3%		3,104,202	0.3%
India - 9.5%
Cairn India, Ltd.	631,653	3,834,074	0.4%
Reliance Industries, Ltd.	419,059	7,062,964	0.7%
Reliance Industries, Ltd., GDR (S)	325,535	10,930,493	1.1%
Sesa Sterlite, Ltd.	261,131	1,271,829	0.1%
Sesa Sterlite, Ltd., ADR	212,366	4,111,406	0.4%
State Bank of India	78,651	3,510,007	0.4%
State Bank of India, GDR	435	38,752	0.0%
OTHER SECURITIES		65,576,303	6.4%
		96,335,828
Indonesia - 2.8%		28,445,187	2.8%
Malaysia - 4.6%
AMMB Holdings BHD	1,721,562	3,818,112	0.4%
OTHER SECURITIES		43,213,050	4.2%
		47,031,162
Mexico - 5.7%
Alfa SAB de CV, Class A	1,492,062	4,128,803	0.4%
Cemex SAB de CV, ADR (I)(L)	802,633	10,618,835	1.1%

The accompanying notes are an integral part of the financial statements.	21
John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Mexico (continued)
Grupo Aeroportuario del Pacifico
SAB de CV, ADR	75,410	$5,099,224	0.5%
Grupo Financiero Banorte SAB
de CV, Series O	1,689,522	12,082,619	1.2%
Organizacion Soriana SAB
de CV, Series B (I)	1,514,619	4,994,443	0.5%
OTHER SECURITIES		20,850,235	2.0%
		57,774,159
Philippines - 1.2%		11,644,516	1.2%
Poland - 2.3%
KGHM Polska Miedz SA	89,176	3,656,046	0.4%
PGE SA	839,668	5,981,996	0.6%
Polski Koncern Naftowy Orlen SA	282,143	3,807,156	0.4%
OTHER SECURITIES		9,882,048	0.9%
		23,327,246
Russia - 3.5%
Gazprom OAO, ADR	3,505,000	30,454,801	3.0%
OTHER SECURITIES		4,760,031	0.5%
		35,214,832
South Africa - 8.0%
AngloGold Ashanti, Ltd., ADR	430,478	7,408,526	0.7%
Barclays Africa Group, Ltd.	383,490	5,823,579	0.6%
Impala Platinum Holdings, Ltd.	432,080	4,355,034	0.4%
Nedbank Group, Ltd.	205,177	4,422,797	0.4%
Standard Bank Group, Ltd.	894,313	12,195,583	1.2%
Steinhoff International Holdings, Ltd.	1,337,208	7,454,829	0.7%
OTHER SECURITIES		39,858,807	4.0%
		81,519,155
South Korea - 0.0%		2,919	0.0%
South Korea - 15.3%
Hana Financial Group, Inc.	197,830	7,331,226	0.7%
Hyundai Steel Company	63,779	4,688,617	0.5%
KB Financial Group, Inc.	20,718	719,989	0.1%
KB Financial Group, Inc., ADR	327,154	11,371,873	1.1%
LG Corp.	62,379	3,853,177	0.4%
LG Display Company, Ltd., ADR (I)	437,252	6,895,464	0.7%
LG Electronics, Inc.	89,328	6,560,631	0.7%
POSCO	39,912	11,926,714	1.2%
POSCO, ADR (L)	62,686	4,666,346	0.5%
Shinhan Financial Group
Company, Ltd., ADR (L)	379,681	17,412,171	1.7%
Shinhan Financial
Group Company, Ltd.	44,210	2,039,685	0.2%
SK Holdings Company, Ltd.	24,253	4,376,609	0.4%
SK Innovation Company, Ltd.	44,600	4,981,402	0.5%
OTHER SECURITIES		68,400,445	6.6%
		155,224,349
Taiwan - 15.1%
AU Optronics Corp., ADR (I)	904,460	3,789,687	0.4%
Fubon Financial
Holding Company, Ltd.	3,803,649	5,494,521	0.6%
Mega Financial
Holding Company, Ltd.	7,764,098	6,460,871	0.7%
Taishin Financial
Holdings Company, Ltd.	9,049,652	4,637,513	0.5%
Taiwan Cement Corp.	2,901,983	4,396,028	0.4%
United Microelectronics Corp.	10,685,794	5,324,303	0.5%
OTHER SECURITIES		122,672,274	12.0%
		152,775,197

Emerging Markets Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Thailand - 3.0%
PTT PCL	1,047,100	$10,259,676	1.0%
OTHER SECURITIES		19,655,580	2.0%
		29,915,256
Turkey - 2.0%		19,942,399	2.0%
Ukraine - 0.0%		285,668	0.0%
TOTAL COMMON STOCKS (Cost $911,042,817)		$981,853,219
PREFERRED SECURITIES - 2.7%
Brazil - 2.6%
Gerdau SA	201,057	1,177,496	0.1%
Petroleo Brasileiro SA	785,368	6,145,740	0.6%
Vale SA	1,198,077	14,287,997	1.4%
OTHER SECURITIES		4,345,598	0.5%
		25,956,831
Colombia - 0.1%		910,662	0.1%
TOTAL PREFERRED
SECURITIES (Cost $30,022,008)		$26,867,493
RIGHTS - 0.0%
Empresas CMPC SA (Expiration
Date: 07/25/14; Strike Price:
CLP 1100.00) (I)	116,147	20,569	0.0%
OTHER SECURITIES		56,605	0.0%
TOTAL RIGHTS (Cost $0)		$77,174
Warrants 0.0%		13	0.0%
TOTAL WARRANTS (Cost $0)		$13
SECURITIES LENDING COLLATERAL - 4.8%
John Hancock Collateral
Investment Trust, 0.0995% (W)(Y)	4,830,445	48,340,196	4.8%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $48,339,589)		$48,340,196
Total Investments (Emerging Markets Value Trust)
(Cost $989,404,414) - 104.4%		$1,057,138,095	104.4%
Other Assets And Liabilities, Net - (4.4%)		(44,340,630)	(4.4)%
TOTAL NET ASSETS - 100.0%		$1,012,797,465	100.0%

Equity-Income Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 92.6%
Consumer Discretionary - 10.2%
Kohl’s Corp.	378,000	$19,913,040	0.9%
Mattel, Inc.	553,175	21,557,230	1.0%
Pearson PLC	315,196	6,223,393	0.3%
Time Warner, Inc.	309,500	21,742,375	1.0%
OTHER SECURITIES		146,321,082	7.0%
		215,757,120
Consumer Staples - 4.6%
Archer-Daniels-Midland Company	514,300	22,685,773	1.1%
Campbell Soup Company (L)	407,700	18,676,737	0.9%
PepsiCo, Inc.	205,900	18,395,106	0.9%
The Clorox Company (L)	198,500	18,142,900	0.8%

The accompanying notes are an integral part of the financial statements.	22
John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Equity-Income Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Consumer Staples (continued)
OTHER SECURITIES		$19,196,446	0.9%
		97,096,962
Energy - 15.7%
Anadarko Petroleum Corp.	218,600	23,930,142	1.1%
Apache Corp.	412,300	41,485,622	2.0%
Chevron Corp.	368,800	48,146,840	2.3%
Exxon Mobil Corp.	382,400	38,500,032	1.8%
Hess Corp.	274,900	27,184,861	1.3%
Murphy Oil Corp.	341,100	22,676,328	1.1%
Royal Dutch Shell PLC, ADR	399,900	32,939,763	1.5%
Schlumberger, Ltd.	208,000	24,533,600	1.2%
OTHER SECURITIES		71,929,289	3.4%
		331,326,477
Financials - 18.1%
American Express Company	232,900	22,095,223	1.1%
Bank of America Corp.	2,006,693	30,842,871	1.5%
Digital Realty Trust, Inc.	154,600	9,016,272	0.4%
JPMorgan Chase & Company	895,475	51,597,270	2.4%
Marsh & McLennan Companies, Inc.	523,900	27,148,498	1.3%
Northern Trust Corp.	309,300	19,860,153	0.9%
SunTrust Banks, Inc.	523,400	20,967,404	1.0%
The PNC Financial
Services Group, Inc.	343,600	30,597,580	1.5%
U.S. Bancorp	841,300	36,445,116	1.7%
Wells Fargo & Company	898,100	47,204,136	2.2%
OTHER SECURITIES		86,149,005	4.1%
		381,923,528
Health Care - 6.1%
Bristol-Myers Squibb Company	415,025	20,132,863	1.0%
Johnson & Johnson	318,400	33,311,008	1.6%
Merck & Company, Inc.	455,350	26,341,998	1.2%
Pfizer, Inc.	844,335	25,059,863	1.2%
OTHER SECURITIES		22,967,108	1.1%
		127,812,840
Industrials - 13.8%
Emerson Electric Company	349,600	23,199,456	1.1%
General Electric Company	2,150,000	56,502,000	2.7%
Honeywell International, Inc.	286,300	26,611,585	1.3%
Illinois Tool Works, Inc.	342,700	30,006,812	1.4%
The Boeing Company	170,300	21,667,269	1.0%
United Parcel Service, Inc., Class B	215,300	22,102,698	1.0%
OTHER SECURITIES		112,498,251	5.3%
		292,588,071
Information Technology - 10.1%
Apple, Inc.	241,000	22,396,130	1.1%
Applied Materials, Inc.	865,500	19,517,025	0.9%
Cisco Systems, Inc.	725,900	18,038,615	0.9%
Corning, Inc.	879,000	19,294,050	0.9%
Dell, Inc.	1,271,400	17,481,750	0.8%
Harris Corp.	281,000	21,285,750	1.0%
Microsoft Corp.	559,825	23,344,703	1.1%
QUALCOMM, Inc.	120,500	9,543,600	0.5%
OTHER SECURITIES		62,897,727	2.9%
		213,799,350
Materials - 4.9%
International Paper Company	558,300	28,177,401	1.3%
OTHER SECURITIES		75,238,755	3.6%
		103,416,156

Equity-Income Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Telecommunication Services - 3.4%
AT&T, Inc.	842,949	$29,806,677	1.4%
Verizon Communications, Inc.	353,800	17,311,434	0.8%
Verizon Communications, Inc.	64,085	3,134,576	0.2%
OTHER SECURITIES		22,446,469	1.0%
		72,699,156
Utilities - 5.7%
Duke Energy Corp.	321,719	23,868,333	1.1%
Entergy Corp.	271,800	22,312,062	1.1%
Exelon Corp.	481,500	17,565,120	0.8%
NiSource, Inc.	657,100	25,850,314	1.2%
OTHER SECURITIES		31,162,628	1.5%
		120,758,457
TOTAL COMMON STOCKS (Cost $1,252,821,535)		$1,957,178,117
SECURITIES LENDING COLLATERAL - 3.2%
John Hancock Collateral
Investment Trust, 0.0995% (W)(Y)	6,771,164	67,761,742	3.2%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $67,761,033)		$67,761,742
SHORT-TERM INVESTMENTS - 7.3%
Money Market Funds - 7.3%
T. Rowe Price Reserve Investment
Fund, 0.0553% (Y)	152,059,212	152,059,212	7.2%
OTHER SECURITIES		2,011,038	0.1%
TOTAL SHORT-TERM
INVESTMENTS (Cost $154,070,250)		$154,070,250
Total Investments (Equity-Income Trust)
(Cost $1,474,652,818) - 103.1%		$2,179,010,109	103.1%
Other Assets And Liabilities, Net - (3.1%)		(64,522,339)	(3.1)%
TOTAL NET ASSETS - 100.0%		$2,114,487,770	100.0%

Financial Services Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 93.5%
Financials - 92.6%
ACE, Ltd.	23,927	$2,481,230	1.4%
Alleghany Corp. (I)	4,900	2,146,788	1.2%
American Capital, Ltd. (I)	337,584	5,161,659	2.8%
American International Group, Inc.	77,369	4,222,800	2.3%
Ameriprise Financial, Inc.	46,099	5,531,880	3.0%
Apollo Global
Management LLC, Class A	99,737	2,764,710	1.5%
Assured Guaranty, Ltd.	166,182	4,071,459	2.2%
Bank of America Corp.	366,256	5,629,355	3.1%
Barclays PLC, ADR	284,685	4,159,248	2.3%
BB&T Corp.	55,474	2,187,340	1.2%
CIT Group, Inc.	58,472	2,675,679	1.5%
Citigroup, Inc.	100,505	4,733,786	2.6%
CNO Financial Group, Inc.	260,509	4,637,060	2.5%
DiamondRock Hospitality Company	68,540	878,683	0.5%
Discover Financial Services	83,958	5,203,717	2.9%
East West Bancorp, Inc.	71,122	2,488,559	1.4%
Essex Property Trust, Inc.	6,797	1,256,833	0.7%
Everest Re Group, Ltd.	4,800	770,352	0.4%

The accompanying notes are an integral part of the financial statements.	23
John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Financial Services Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Financials (continued)
FelCor Lodging Trust, Inc.	145,066	$1,524,644	0.8%
Fifth Third Bancorp	95,693	2,043,046	1.1%
Flushing Financial Corp.	38,345	787,990	0.4%
General Growth Properties, Inc.	60,897	1,434,733	0.8%
Glacier Bancorp, Inc.	103,603	2,940,253	1.6%
Invesco, Ltd.	98,769	3,728,530	2.0%
JPMorgan Chase & Company	99,630	5,740,681	3.2%
KKR & Company LP	150,125	3,652,541	2.0%
Lincoln National Corp.	46,610	2,397,618	1.3%
M&T Bank Corp.	10,951	1,358,472	0.7%
Markel Corp. (I)	10,000	6,556,400	3.6%
MetLife, Inc.	30,237	1,679,968	0.9%
Prosperity Bancshares, Inc.	44,496	2,785,450	1.5%
Prudential Financial, Inc.	25,596	2,272,157	1.3%
Regions Financial Corp.	239,672	2,545,317	1.4%
Royal Bank of Scotland
Group PLC, ADR (I)	190,962	2,155,961	1.2%
Simon Property Group, Inc.	21,603	3,592,147	2.0%
SKBHC Holdings LLC (I)(R)	516	2,936,804	1.6%
State Street Corp.	26,702	1,795,977	1.0%
SunTrust Banks, Inc.	99,980	4,005,199	2.2%
SVB Financial Group (I)	36,088	4,208,583	2.3%
Swedbank AB, Class A	151,105	4,002,335	2.2%
The Blackstone Group LP	201,184	6,727,593	3.7%
The Carlyle Group LP	98,758	3,353,822	1.8%
The Hartford Financial
Services Group, Inc.	49,838	1,784,699	1.0%
The PNC Financial
Services Group, Inc.	42,383	3,774,206	2.1%
U.S. Bancorp	168,957	7,319,217	4.0%
UniCredit SpA	581,238	4,859,947	2.7%
Union Bankshares Corp.	60,175	1,543,489	0.9%
Wells Fargo & Company	109,661	5,763,782	3.2%
Zions Bancorporation	108,813	3,206,719	1.8%
OTHER SECURITIES		5,341,431	2.8%
		168,820,849
Information Technology - 0.9%
Visa, Inc., Class A	7,939	1,672,827	0.9%
TOTAL COMMON STOCKS (Cost $160,884,790)		$170,493,676
SHORT-TERM INVESTMENTS - 1.9%
Repurchase Agreement - 1.9%
Repurchase Agreement with State
Street Corp. dated 06/30/2014 at
0.000% to be repurchased at
$3,508,000 on 07/01/2014,
collateralized by $3,575,000
U.S. Treasury Notes, 2.000% due
02/28/2021 (valued at $3,582,504,
including interest)	$3,508,000	$3,508,000	1.9%
TOTAL SHORT-TERM
INVESTMENTS (Cost $3,508,000)		$3,508,000

Financial Services Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
WARRANTS - 0.0%
Financials - 0.0%
Citigroup, Inc. (Expiration Date:
01/04/2019; Strike
Price: $106.10) (I)	81,554	49,740	0.0%
TOTAL WARRANTS (Cost $51,363)		$49,740
Total Investments (Financial Services Trust)
(Cost $164,444,153) - 95.4%		$174,051,416	95.4%
Other Assets And Liabilities, Net - 4.6%		8,394,267	4.6%
TOTAL NET ASSETS - 100.0%		$182,445,683	100.0%

Franklin Templeton Founding Allocation Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 100.0%
John Hancock Variable Insurance Trust (G)
Global, Series NAV (Templeton)	21,780,362	$468,931,191	33.2%
Income, Series NAV (Franklin)	36,083,887	472,338,081	33.4%
Mutual Shares,
Series NAV (Franklin)	31,861,124	471,863,240	33.4%
		1,413,132,512
		1,413,132,512
TOTAL INVESTMENT
COMPANIES (Cost $1,016,740,881)		$1,413,132,512
Total Investments (Franklin Templeton Founding
Allocation Trust) (Cost $1,016,740,881) - 100.0%		$1,413,132,512	100.0%
Other Assets And Liabilities, Net - 0.0%		(63,382)	0.0%
TOTAL NET ASSETS - 100.0%		$1,413,069,130	100.0%

Fundamental All Cap Core Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 97.8%
Consumer Discretionary - 23.7%
Advance Auto Parts, Inc.	369,577	$49,863,329	3.0%
Amazon.com, Inc. (I)	409,070	132,857,751	8.0%
Blue Nile, Inc. (I)	381,399	10,679,172	0.7%
CarMax, Inc. (I)	444,003	23,092,596	1.4%
Lennar Corp., Class A	1,729,687	72,612,260	4.4%
Lowe’s Companies, Inc.	435,298	20,889,951	1.3%
NVR, Inc. (I)	25,963	29,873,028	1.8%
Starbucks Corp.	281,347	21,770,631	1.3%
Tempur Sealy International, Inc. (I)	504,815	30,137,456	1.8%
		391,776,174
Consumer Staples - 2.6%
Diageo PLC, ADR	129,027	16,421,266	1.0%
SABMiller PLC	464,907	26,943,673	1.6%
		43,364,939
Energy - 6.2%
Cabot Oil & Gas Corp.	661,971	22,599,690	1.4%

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Energy (continued)
National Oilwell Varco, Inc.	213,750	$17,602,313	1.1%
Range Resources Corp.	191,204	16,625,188	1.0%
Schlumberger, Ltd.	142,489	16,806,578	1.0%
Weatherford International PLC (I)	1,217,889	28,011,447	1.7%
		101,645,216
Financials - 26.0%
AllianceBernstein Holding LP	1,898,931	49,144,334	3.0%
American International Group, Inc.	1,098,156	59,937,354	3.6%
Bank of America Corp.	4,744,663	72,925,470	4.4%
CIT Group, Inc.	439,031	20,090,059	1.2%
Citigroup, Inc.	491,985	23,172,494	1.4%
JPMorgan Chase & Company	802,921	46,264,308	2.8%
Morgan Stanley	1,453,296	46,985,060	2.8%
Northern Trust Corp.	290,983	18,684,018	1.1%
T. Rowe Price Group, Inc.	460,582	38,877,727	2.4%
The Goldman Sachs Group, Inc.	323,023	54,086,971	3.3%
		430,167,795
Health Care - 1.3%
AMN Healthcare Services, Inc. (I)	1,686,322	20,741,761	1.3%
Industrials - 5.7%
IHS, Inc., Class A (I)	145,177	19,696,164	1.2%
Sensata
Technologies Holding NV (I)	519,245	24,290,281	1.5%
TransDigm Group, Inc.	134,472	22,491,787	1.3%
United Rentals, Inc. (I)	265,303	27,785,183	1.7%
		94,263,415
Information Technology - 28.7%
Apple, Inc.	730,733	67,907,018	4.1%
Bankrate, Inc. (I)	3,101,839	54,406,256	3.3%
Blackhawk Network
Holdings, Inc., Class B (I)	674,734	18,116,608	1.1%
EMC Corp.	1,748,062	46,043,953	2.8%
Facebook, Inc., Class A (I)	1,359,120	91,455,185	5.5%
Google, Inc., Class A (I)	47,692	27,884,082	1.7%
Google, Inc., Class C (I)	46,298	26,634,313	1.6%
LinkedIn Corp., Class A (I)	154,949	26,569,105	1.6%
NetApp, Inc.	592,196	21,626,998	1.3%
QUALCOMM, Inc.	874,453	69,256,678	4.2%
Workday, Inc., Class A (I)	272,634	24,498,891	1.5%
		474,399,087
Materials - 3.6%
Avery Dennison Corp.	675,132	34,600,515	2.1%
Louisiana-Pacific Corp. (I)	1,702,181	25,566,759	1.5%
		60,167,274
TOTAL COMMON STOCKS (Cost $1,241,828,205)		$1,616,525,661
SHORT-TERM INVESTMENTS - 2.1%
Repurchase Agreement - 2.1%
Barclays Tri-Party Repurchase
Agreement dated 06/30/2014 at
0.070% to be repurchased at
$17,100,033 on 07/01/2014,
collateralized by $14,800,000
U.S. Treasury Inflation Indexed
Notes, 1.125% due 01/15/2021
(valued at $17,500,000,
including interest)	$17,121,000	$17,121,000	1.0%

Fundamental All Cap Core Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Repurchase Agreement with State
Street Corp. dated 06/30/2014 at
0.000% to be repurchased at
$17,364,000 on 07/01/2014
collateralized by $17,675,000
U.S. Treasury Notes, 2.000% due
02/28/2021 (valued at
$17,712,100, including interest) $	17,364,000	$17,364,000	1.1%
		34,485,000
TOTAL SHORT-TERM
INVESTMENTS (Cost $34,485,000)		$34,485,000
Total Investments (Fundamental All Cap Core
Trust) (Cost $1,276,313,205) - 99.9%		$1,651,010,661	99.9%
Other Assets And Liabilities, Net - 0.1%		1,529,525	0.1%
TOTAL NET ASSETS - 100.0%		$1,652,540,186	100.0%

Fundamental Large Cap Value Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 98.3%
Consumer Discretionary - 12.3%
adidas AG	149,044	$15,070,758	1.2%
Advance Auto Parts, Inc.	202,647	27,341,133	2.1%
Lennar Corp., Class A	1,054,819	44,281,302	3.5%
Lowe’s Companies, Inc.	556,352	26,699,332	2.1%
NVR, Inc. (I)	11,512	13,245,707	1.0%
Tempur Sealy International, Inc. (I)	517,920	30,919,824	2.4%
		157,558,056
Consumer Staples - 10.3%
Danone SA	182,632	13,580,225	1.1%
Diageo PLC, ADR	134,807	17,156,887	1.3%
Heineken Holding NV	197,132	12,954,542	1.0%
Imperial Tobacco Group PLC	353,035	15,882,349	1.2%
PepsiCo, Inc.	234,035	20,908,687	1.6%
Philip Morris International, Inc.	159,246	13,426,030	1.1%
SABMiller PLC	400,811	23,228,991	1.8%
The Procter & Gamble Company	192,071	15,094,860	1.2%
		132,232,571
Energy - 16.3%
Apache Corp.	436,078	43,878,168	3.4%
Cabot Oil & Gas Corp.	547,254	18,683,252	1.5%
Chevron Corp.	181,863	23,742,215	1.8%
Exxon Mobil Corp.	137,422	13,835,647	1.1%
National Oilwell Varco, Inc.	186,629	15,368,898	1.2%
Occidental Petroleum Corp.	381,172	39,119,682	3.1%
Southwestern Energy Company (I)	270,819	12,319,556	1.0%
Weatherford International PLC (I)	1,776,853	40,867,619	3.2%
		207,815,037
Financials - 30.6%
AllianceBernstein Holding LP	1,035,470	26,797,964	2.1%
American International Group, Inc.	990,893	54,082,940	4.2%
Bank of America Corp.	3,374,472	51,865,635	4.1%
CIT Group, Inc.	563,096	25,767,273	2.0%
Citigroup, Inc.	636,499	29,979,103	2.4%
JPMorgan Chase & Company	1,029,321	59,309,476	4.6%

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Financials (continued)
Morgan Stanley	1,202,751	$38,884,940	3.0%
Northern Trust Corp.	304,527	19,553,679	1.5%
State Street Corp.	263,882	17,748,703	1.4%
The Goldman Sachs Group, Inc.	283,358	47,445,464	3.7%
Wells Fargo & Company	376,404	19,783,794	1.6%
		391,218,971
Health Care - 5.8%
Amgen, Inc.	103,749	12,280,769	1.0%
Medtronic, Inc.	328,950	20,973,852	1.6%
Merck & Company, Inc.	352,823	20,410,811	1.6%
Novartis AG, ADR	219,806	19,899,037	1.6%
		73,564,469
Industrials - 7.3%
FedEx Corp.	154,377	23,369,590	1.8%
General Electric Company	1,085,290	28,521,421	2.3%
Sensata
Technologies Holding NV (I)	434,100	20,307,198	1.6%
United Rentals, Inc. (I)	196,722	20,602,695	1.6%
		92,800,904
Information Technology - 12.9%
Apple, Inc.	547,053	50,837,635	4.0%
Cisco Systems, Inc.	895,516	22,253,573	1.7%
Intel Corp.	475,509	14,693,228	1.2%
Microsoft Corp.	474,603	19,790,945	1.5%
Oracle Corp.	544,711	22,077,137	1.7%
QUALCOMM, Inc.	445,988	35,322,250	2.8%
		164,974,768
Materials - 2.8%
Avery Dennison Corp.	360,675	18,484,594	1.5%
Louisiana-Pacific Corp. (I)	1,110,015	16,672,425	1.3%
		35,157,019
TOTAL COMMON STOCKS (Cost $1,060,852,632)		$1,255,321,795
SHORT-TERM INVESTMENTS - 6.2%
Repurchase Agreement - 6.2%
Barclays Tri-Party Repurchase
Agreement dated 06/30/2014 at
0.070% to be repurchased at
$79,300,154 on 07/01/2014,
collateralized by $63,500,000
Treasury Inflation Indexed Notes,
1.875% - 2.000% due
07/15/2015 - 01/15/2016 (valued
at $80,800,000, including interest) $	79,272,000	$79,272,000	6.2%
TOTAL SHORT-TERM
INVESTMENTS (Cost $79,272,000)		$79,272,000
Total Investments (Fundamental Large Cap Value
Trust) (Cost $1,140,124,632) - 104.5%		$1,334,593,795	104.5%
Other Assets And Liabilities, Net - (4.5%)		(56,939,088)	(4.5)%
TOTAL NET ASSETS - 100.0%		$1,277,654,707	100.0%

Fundamental Value Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 97.4%
Consumer Discretionary - 12.2%
adidas AG	70,714	$7,150,329	1.2%
Advance Auto Parts, Inc.	92,968	12,543,243	2.0%
Lennar Corp., Class A	522,500	21,934,551	3.5%
Lowe’s Companies, Inc.	265,800	12,755,742	2.1%
NVR, Inc. (I)	5,510	6,339,806	1.0%
Tempur Sealy International, Inc. (I)	250,900	14,978,730	2.4%
		75,702,401
Consumer Staples - 10.1%
Danone SA	87,759	6,525,620	1.0%
Diageo PLC, ADR	64,000	8,145,280	1.3%
Heineken Holding NV	93,662	6,155,004	1.0%
Imperial Tobacco Group PLC	162,488	7,310,015	1.2%
PepsiCo, Inc.	112,800	10,077,552	1.6%
Philip Morris International, Inc.	76,000	6,407,560	1.0%
SABMiller PLC	190,143	11,019,732	1.8%
The Procter & Gamble Company	93,300	7,332,447	1.2%
		62,973,210
Energy - 15.7%
Apache Corp.	202,965	20,422,338	3.3%
Cabot Oil & Gas Corp.	257,500	8,791,050	1.4%
Chevron Corp.	85,800	11,201,190	1.8%
Exxon Mobil Corp.	65,700	6,614,676	1.1%
National Oilwell Varco, Inc.	86,600	7,131,510	1.1%
Occidental Petroleum Corp.	180,400	18,514,452	3.0%
Southwestern Energy Company (I)	126,100	5,736,289	0.9%
Weatherford International PLC (I)	822,757	18,923,411	3.1%
		97,334,916
Financials - 30.8%
AllianceBernstein Holding LP	298,038	7,713,223	1.2%
American International Group, Inc.	453,759	24,766,166	4.0%
Bank of America Corp.	1,552,193	23,857,206	3.8%
CIT Group, Inc.	267,400	12,236,224	2.0%
Citigroup, Inc.	304,000	14,318,400	2.3%
Hang Lung Group, Ltd.	2,259,180	12,229,950	2.0%
JPMorgan Chase & Company	492,500	28,377,850	4.6%
Morgan Stanley	561,263	18,145,633	2.9%
Northern Trust Corp.	143,600	9,220,556	1.5%
State Street Corp.	125,700	8,454,582	1.4%
The Goldman Sachs Group, Inc.	133,213	22,305,185	3.6%
Wells Fargo & Company	180,500	9,487,080	1.5%
		191,112,055
Health Care - 5.8%
Amgen, Inc.	49,500	5,859,315	0.9%
Medtronic, Inc.	160,100	10,207,976	1.7%
Merck & Company, Inc.	172,700	9,990,695	1.6%
Novartis AG, ADR	108,200	9,795,346	1.6%
		35,853,332
Industrials - 7.2%
FedEx Corp.	73,300	11,096,154	1.8%
General Electric Company	528,900	13,899,492	2.2%
Sensata
Technologies Holding NV (I)	208,700	9,762,986	1.6%
United Rentals, Inc. (I)	94,100	9,855,093	1.6%
		44,613,725
Information Technology - 13.2%
Apple, Inc.	281,500	26,159,795	4.2%
Cisco Systems, Inc.	431,000	10,710,350	1.7%
Intel Corp.	235,600	7,280,040	1.2%
Microsoft Corp.	229,800	9,582,660	1.6%

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Fundamental Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Information Technology (continued)
Oracle Corp.	268,100	$10,866,093	1.8%
QUALCOMM, Inc.	214,600	16,996,320	2.7%
		81,595,258
Materials - 2.4%
Avery Dennison Corp.	170,900	8,758,625	1.4%
Louisiana-Pacific Corp. (I)	411,400	6,179,228	1.0%
		14,937,853
TOTAL COMMON STOCKS (Cost $565,426,935)		$604,122,750
SHORT-TERM INVESTMENTS - 2.4%
Repurchase Agreement - 2.4%
Repurchase Agreement with State
Street Corp. dated 06/30/2014 at
0.000% to be repurchased at
$14,958,000 on 07/01/2014,
collateralized by $10,940,000
U.S. Treasury Bond, 7.875% due
02/15/2021 (valued at
$15,261,300, including interest)	$14,958,000	$14,958,000	2.4%
TOTAL SHORT-TERM
INVESTMENTS (Cost $14,958,000)		$14,958,000
Total Investments (Fundamental Value Trust)
(Cost $580,384,935) - 99.8%		$619,080,750	99.8%
Other Assets And Liabilities, Net - 0.2%		936,625	0.2%
TOTAL NET ASSETS - 100.0%		$620,017,375	100.0%

Global Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 98.8%
Brazil - 1.1%
Petroleo Brasileiro SA,
Class A, ADR	492,910	$7,709,112	1.1%
Canada - 1.6%
Talisman Energy, Inc.	1,016,140	10,741,820	1.6%
China - 1.3%		8,624,166	1.3%
Denmark - 0.7%		4,509,506	0.7%
France - 9.6%
AXA SA	344,246	8,225,180	1.2%
BNP Paribas SA	129,690	8,813,568	1.3%
Cie Generale des
Etablissements Michelin	83,612	9,983,458	1.5%
Credit Agricole SA	529,700	7,478,758	1.1%
Sanofi	99,190	10,542,854	1.6%
Total SA	178,610	12,922,371	1.9%
OTHER SECURITIES		7,220,647	1.0%
		65,186,836
Germany - 5.5%
Deutsche Lufthansa AG	517,190	11,102,540	1.6%
Metro AG (I)	50,050	2,178,098	0.3%
Siemens AG	63,450	8,377,567	1.2%
OTHER SECURITIES		15,986,572	2.4%
		37,644,777

Global Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Hong Kong - 1.0%
Kunlun Energy Company, Ltd.	2,927,830	$4,826,707	0.7%
OTHER SECURITIES		1,816,282	0.3%
		6,642,989
India - 0.6%		4,150,682	0.6%
Ireland - 1.6%
CRH PLC	422,064	10,812,138	1.6%
Israel - 1.7%
Teva Pharmaceutical
Industries, Ltd., ADR	222,010	11,637,764	1.7%
Italy - 2.7%
Eni SpA	299,420	8,189,039	1.2%
UniCredit SpA	1,031,599	8,625,583	1.3%
OTHER SECURITIES		1,483,550	0.2%
		18,298,172
Japan - 2.9%
Nissan Motor Company, Ltd.	752,800	7,128,604	1.0%
OTHER SECURITIES		12,695,080	1.9%
		19,823,684
Netherlands - 5.7%
Akzo Nobel NV	114,356	8,574,326	1.3%
OTHER SECURITIES		30,048,810	4.4%
		38,623,136
Portugal - 1.4%
Galp Energia SGPS SA	507,860	9,308,876	1.4%
Russia - 2.3%
MMC Norilsk Nickel OJSC, ADR	348,930	6,912,303	1.0%
OTHER SECURITIES		9,095,025	1.3%
		16,007,328
Singapore - 1.8%
Singapore Telecommunications, Ltd.	2,260,100	6,981,701	1.0%
OTHER SECURITIES		5,642,279	0.8%
		12,623,980
South Korea - 4.5%
KB Financial Group, Inc., ADR	197,388	6,861,207	1.0%
Samsung Electronics Company, Ltd.	13,180	17,212,401	2.5%
OTHER SECURITIES		6,738,510	1.0%
		30,812,118
Spain - 1.4%
Telefonica SA	542,350	9,310,981	1.4%
Sweden - 1.8%		12,009,197	1.8%
Switzerland - 3.8%
Credit Suisse Group AG (I)	304,904	8,671,305	1.2%
Roche Holding AG	43,070	12,833,001	1.9%
OTHER SECURITIES		4,741,062	0.7%
		26,245,368
Thailand - 0.2%		1,752,675	0.2%
Turkey - 1.2%
Turkcell Iletisim Hizmetleri
AS, ADR (I)(L)	530,020	8,268,312	1.2%
United Kingdom - 10.9%
Aviva PLC	1,053,569	9,192,155	1.4%
BP PLC	829,365	7,303,319	1.1%
GlaxoSmithKline PLC	378,848	10,086,896	1.5%
HSBC Holdings PLC	831,239	8,453,457	1.2%
Kingfisher PLC	1,137,827	6,985,005	1.0%

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Global Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
United Kingdom (continued)
Noble Corp. PLC	223,540	$7,502,002	1.1%
OTHER SECURITIES		24,493,448	3.6%
		74,016,282
United States - 33.5%
American International Group, Inc.	184,350	10,061,823	1.5%
Amgen, Inc.	87,620	10,371,579	1.5%
Baker Hughes, Inc.	116,160	8,648,112	1.3%
Chevron Corp.	47,240	6,167,182	0.9%
Cisco Systems, Inc.	368,330	9,153,001	1.3%
Citigroup, Inc.	249,360	11,744,856	1.7%
Comcast Corp., Special Class A (L)	209,500	11,172,635	1.6%
CVS Caremark Corp.	96,960	7,307,875	1.1%
Forest Laboratories, Inc. (I)	75,070	7,431,930	1.1%
Halliburton Company	72,979	5,182,239	0.8%
Hewlett-Packard Company	305,130	10,276,778	1.5%
JPMorgan Chase & Company	139,760	8,052,971	1.2%
Medtronic, Inc.	164,650	10,498,084	1.5%
Merck & Company, Inc.	203,200	11,755,120	1.7%
Microsoft Corp.	412,580	17,204,586	2.5%
Morgan Stanley	288,680	9,333,024	1.4%
Navistar International Corp. (I)(L)	227,630	8,531,572	1.3%
Pfizer, Inc.	328,100	9,738,008	1.4%
The Walt Disney Company	85,470	7,328,198	1.1%
Twenty-First Century
Fox, Inc., Class A	206,880	7,271,832	1.1%
United Parcel Service, Inc., Class B	82,050	8,423,253	1.2%
OTHER SECURITIES		32,147,348	4.8%
		227,802,006
TOTAL COMMON STOCKS (Cost $533,593,376)		$672,561,905
SECURITIES LENDING COLLATERAL - 4.4%
John Hancock Collateral
Investment Trust, 0.0995% (W)(Y)	2,988,356	29,905,674	4.4%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $29,905,644)		$29,905,674
SHORT-TERM INVESTMENTS - 0.8%
Time Deposits - 0.8%		$5,000,000	0.8%
TOTAL SHORT-TERM
INVESTMENTS (Cost $5,000,000)		$5,000,000
Total Investments (Global Trust)
(Cost $568,499,020) - 104.0%		$707,467,579	104.0%
Other Assets And Liabilities, Net - (4.0%)		(26,917,500)	(4.0)%
TOTAL NET ASSETS - 100.0%		$680,550,079	100.0%

Health Sciences Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 98.7%
Consumer Staples - 2.6%
CVS Caremark Corp.	23,500	$1,771,195	0.6%
Rite Aid Corp. (I)	677,400	4,856,958	1.7%
OTHER SECURITIES		736,388	0.3%
		7,364,541

Health Sciences Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Health Care - 92.3%
AbbVie, Inc.	47,100	$2,658,324	1.0%
Actavis PLC (I)	27,320	6,093,726	2.2%
Aetna, Inc.	114,000	9,243,120	3.3%
Agilent Technologies, Inc.	130,500	7,495,920	2.7%
Alexion Pharmaceuticals, Inc. (I)	84,340	13,178,125	4.7%
Alkermes PLC (I)	95,000	4,781,350	1.7%
Allergan, Inc.	48,400	8,190,248	2.9%
athenahealth, Inc. (I)	14,400	1,801,872	0.6%
Bayer AG	11,911	1,680,322	0.6%
Becton, Dickinson and Company	30,800	3,643,640	1.3%
Biogen Idec, Inc. (I)	30,219	9,528,353	3.4%
BioMarin Pharmaceutical, Inc. (I)	28,800	1,791,648	0.6%
Bristol-Myers Squibb Company	51,100	2,478,861	0.9%
Cardinal Health, Inc.	71,500	4,902,040	1.8%
CareFusion Corp. (I)	54,000	2,394,900	0.9%
Celgene Corp. (I)	34,932	2,999,960	1.1%
Covance, Inc. (I)	18,700	1,600,346	0.6%
Covidien PLC	35,425	3,194,627	1.1%
DENTSPLY International, Inc.	43,850	2,076,298	0.7%
Forest Laboratories, Inc. (I)	22,400	2,217,600	0.8%
Gilead Sciences, Inc. (I)	165,792	13,745,815	4.9%
GN Store Nord A/S	63,245	1,812,512	0.7%
HCA Holdings, Inc. (I)	38,200	2,153,716	0.8%
Henry Schein, Inc. (I)	20,700	2,456,469	0.9%
Humana, Inc.	54,200	6,922,424	2.5%
IDEXX Laboratories, Inc. (I)	18,200	2,430,974	0.9%
Incyte Corp., Ltd. (I)	109,100	6,157,604	2.2%
InterMune, Inc. (I)	117,500	5,187,625	1.9%
Intuitive Surgical, Inc. (I)	9,500	3,912,100	1.4%
McKesson Corp.	51,500	9,589,815	3.4%
Merck & Company, Inc.	73,700	4,263,545	1.5%
Neurocrine Biosciences, Inc. (I)	121,200	1,798,608	0.6%
Novartis AG	25,856	2,341,477	0.8%
Novartis AG, ADR	8,900	805,717	0.3%
Pacira Pharmaceuticals, Inc. (I)	37,700	3,463,122	1.2%
Pharmacyclics, Inc. (I)	60,300	5,409,513	1.9%
Puma Biotechnology, Inc. (I)	30,587	2,018,742	0.7%
Regeneron Pharmaceuticals, Inc. (I)	11,100	3,135,417	1.1%
Sirona Dental Systems, Inc. (I)	46,800	3,859,128	1.4%
St. Jude Medical, Inc.	26,100	1,807,425	0.7%
Teva Pharmaceutical
Industries, Ltd., ADR	65,200	3,417,784	1.2%
The Cooper Companies, Inc.	21,835	2,959,298	1.1%
UnitedHealth Group, Inc.	114,900	9,393,075	3.4%
Universal Health
Services, Inc., Class B	36,250	3,471,300	1.2%
Valeant
Pharmaceuticals
International, Inc. (I)	69,280	8,737,594	3.1%
Vertex Pharmaceuticals, Inc. (I)	59,504	5,633,839	2.0%
OTHER SECURITIES		48,869,058	17.6%
		257,704,976
Industrials - 3.0%
Danaher Corp.	89,200	7,022,716	2.5%
OTHER SECURITIES		1,367,520	0.5%
		8,390,236
Information Technology - 0.8%
FEI Company	23,000	2,086,790	0.8%
TOTAL COMMON STOCKS (Cost $189,107,278)		$275,546,543

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
PREFERRED SECURITIES - 0.3%
Health Care - 0.2%		677,878	0.2%
Information Technology - 0.1%		152,390	0.1%
TOTAL PREFERRED SECURITIES (Cost $830,268)		$830,268
CONVERTIBLE BONDS - 0.0%
Health Care - 0.0%		$59,574	0.0%
TOTAL CONVERTIBLE BONDS (Cost $50,068)		$59,574
Rights 0.0%		11,175	0.0%
TOTAL RIGHTS (Cost $18,750)		$11,175
Warrants 0.0%		9,418	0.0%
TOTAL WARRANTS (Cost $1,766)		$9,418
SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
T. Rowe Price Reserve Investment
Fund, 0.0553% (Y)	2,141,045	2,141,045	0.8%
OTHER SECURITIES		450,000	0.2%
		2,591,045
TOTAL SHORT-TERM
INVESTMENTS (Cost $2,591,045)		$2,591,045
Total Investments (Health Sciences Trust)
(Cost $192,599,175) - 100.0%		$279,048,023	100.0%
Other Assets And Liabilities, Net - 0.0%		76,022	0.0%
TOTAL NET ASSETS - 100.0%		$279,124,045	100.0%

International Core Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 97.4%
Australia - 3.7%
BHP Billiton, Ltd.	350,907	$11,967,554	1.4%
OTHER SECURITIES		19,106,779	2.3%
		31,074,333
Austria - 0.6%		4,555,959	0.6%
Belgium - 0.9%		7,640,568	0.9%
Canada - 0.9%		7,394,017	0.9%
China - 0.1%		775,372	0.1%
Denmark - 1.2%		10,168,272	1.2%
Finland - 0.8%
Nokia OYJ	662,990	5,016,688	0.6%
OTHER SECURITIES		1,547,859	0.2%
		6,564,547
France - 11.2%
AXA SA	188,593	4,506,113	0.6%
BNP Paribas SA	59,055	4,013,303	0.5%
GDF Suez	247,451	6,817,661	0.8%
Orange SA	375,836	5,946,594	0.7%
Peugeot SA (I)	337,347	4,991,264	0.6%
Societe Generale SA	144,967	7,602,456	0.9%
Total SA	511,277	36,990,712	4.5%
OTHER SECURITIES		22,203,291	2.6%
		93,071,394

International Core Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Germany - 8.2%
Continental AG	19,042	$4,402,713	0.5%
Daimler AG	123,107	11,499,987	1.4%
E.ON SE	671,664	13,846,726	1.7%
RWE AG	193,042	8,279,206	1.0%
OTHER SECURITIES		29,975,384	3.6%
		68,004,016
Hong Kong - 2.8%
Sun Hung Kai Properties, Ltd.	337,802	4,639,681	0.6%
OTHER SECURITIES		19,056,223	2.2%
		23,695,904
Ireland - 0.9%
Shire PLC	99,393	7,796,687	0.9%
Isle of Man - 0.1%		520,560	0.1%
Israel - 0.6%		5,236,696	0.6%
Italy - 6.0%
Enel SpA	2,245,987	13,064,094	1.6%
Eni SpA	258,121	7,059,525	0.8%
Finmeccanica SpA (I)	448,324	4,257,260	0.5%
Telecom Italia RSP	2,322,966	2,297,837	0.3%
Telecom Italia SpA (I)	4,012,011	5,078,004	0.6%
OTHER SECURITIES		18,212,704	2.2%
		49,969,424
Japan - 17.8%
ITOCHU Corp.	394,300	5,061,938	0.6%
JX Holdings, Inc.	904,300	4,839,111	0.6%
Mitsubishi Corp.	313,405	6,523,339	0.8%
Nippon Telegraph & Telephone Corp.	69,800	4,350,482	0.5%
Resona Holdings, Inc.	855,700	4,986,450	0.6%
Sumitomo Corp.	358,200	4,833,246	0.6%
OTHER SECURITIES		117,877,932	14.1%
		148,472,498
Luxembourg - 0.2%		1,412,593	0.2%
Macau - 0.4%		3,486,825	0.4%
Netherlands - 8.4%
Royal Dutch Shell PLC, B Shares	292,629	12,717,680	1.5%
Royal Dutch Shell PLC, Class A	833,140	34,427,626	4.1%
Unilever NV	147,237	6,445,013	0.8%
OTHER SECURITIES		16,133,088	2.0%
		69,723,407
New Zealand - 0.2%		1,948,229	0.2%
Norway - 1.2%
Statoil ASA	182,500	5,609,841	0.7%
OTHER SECURITIES		4,218,985	0.5%
		9,828,826
Portugal - 0.6%
EDP - Energias de Portugal SA	848,724	4,258,564	0.5%
OTHER SECURITIES		523,365	0.1%
		4,781,929
Singapore - 0.4%		3,518,449	0.4%
Spain - 7.6%
ACS Actividades de Construccion
y Servicios SA	87,931	4,024,620	0.5%
Banco Bilbao Vizcaya Argentaria SA	408,470	5,206,119	0.6%
Banco Santander SA	2,016,049	21,066,210	2.5%
Gas Natural SDG SA	143,119	4,521,593	0.6%
Iberdrola SA	913,933	6,991,162	0.8%

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Spain (continued)
Telefonica SA	901,680	$15,479,903	1.9%
OTHER SECURITIES		5,913,414	0.7%
		63,203,021
Sweden - 0.8%		7,037,145	0.8%
Switzerland - 1.8%
Zurich Insurance Group AG (I)	13,384	4,031,074	0.5%
OTHER SECURITIES		10,566,258	1.3%
		14,597,332
United Kingdom - 20.0%
Anglo American PLC	166,689	4,085,273	0.5%
AstraZeneca PLC	369,034	27,455,255	3.3%
BAE Systems PLC	809,835	5,998,229	0.7%
BG Group PLC	257,152	5,426,256	0.7%
BHP Billiton PLC	272,217	8,849,501	1.1%
BP PLC	2,965,571	26,114,572	3.1%
BT Group PLC	813,259	5,343,972	0.6%
GlaxoSmithKline PLC	180,760	4,812,767	0.6%
Lloyds Banking Group PLC (I)	3,918,434	4,980,612	0.6%
Rio Tinto PLC	261,756	14,133,316	1.7%
Rio Tinto, Ltd.	71,592	4,016,307	0.5%
Unilever PLC	151,043	6,846,698	0.8%
Vodafone Group PLC	2,439,275	8,152,736	1.0%
OTHER SECURITIES		40,306,469	4.8%
		166,521,963
TOTAL COMMON STOCKS (Cost $682,743,861)		$810,999,966
PREFERRED SECURITIES - 0.7%
Germany - 0.7%		5,404,754	0.7%
TOTAL PREFERRED SECURITIES (Cost $3,923,773)		$5,404,754
Rights 0.0%		53,215	0.0%
TOTAL RIGHTS (Cost $51,699)		$53,215
WARRANTS - 0.1%
France - 0.1%
Peugeot SA (Expiration Date:
04/29/2017; Strike Price:
EUR 6.43) (I)	297,806	652,865	0.1%
Hong Kong - 0.0%
Sun Hung Kai Properties, Ltd.
(Expiration Date: 04/22/2016;
Strike Price: HKD 98.60) (I)	30,583	39,933	0.0%
TOTAL WARRANTS (Cost $328,432)		$692,798
SECURITIES LENDING COLLATERAL - 4.1%
John Hancock Collateral
Investment Trust, 0.0995% (W)(Y)	3,438,453	34,409,975	4.1%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $34,409,589)		$34,409,975

International Core Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%
State Street Institutional Treasury
Money Market Fund, 0.0000% (Y)	12,739,071	12,739,071	1.5%
TOTAL SHORT-TERM
INVESTMENTS (Cost $12,739,071)		$12,739,071
Total Investments (International Core Trust)
(Cost $734,196,425) - 103.8%		$864,299,779	103.8%
Other Assets And Liabilities, Net - (3.8%)		(31,267,440)	(3.8)%
TOTAL NET ASSETS - 100.0%		$833,032,339	100.0%

International Equity Index Trust B

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 96.3%
Australia - 5.4%
Australia & New Zealand
Banking Group, Ltd.	100,930	$3,173,691	0.5%
BHP Billiton, Ltd.	117,871	4,019,947	0.6%
Commonwealth Bank of Australia	58,731	4,479,299	0.6%
National Australia Bank, Ltd.	86,224	2,665,076	0.4%
Westpac Banking Corp.	113,934	3,644,305	0.5%
OTHER SECURITIES		20,037,442	2.8%
		38,019,760
Austria - 0.2%		1,237,394	0.2%
Belgium - 0.9%
Anheuser-Busch InBev NV	35,440	3,364,288	0.5%
OTHER SECURITIES		2,800,112	0.4%
		6,164,400
Bermuda - 0.1%		540,442	0.1%
Brazil - 1.2%		8,699,542	1.2%
Canada - 7.2%
Bank of Nova Scotia (L)	43,600	2,906,803	0.4%
Royal Bank of Canada	52,000	3,717,314	0.5%
Suncor Energy, Inc.	55,087	2,348,961	0.3%
The Toronto-Dominion Bank (L)	67,700	3,485,086	0.5%
OTHER SECURITIES		38,230,859	5.5%
		50,689,023
Chile - 0.3%		1,864,350	0.3%
China - 3.0%
Tencent Holdings, Ltd.	196,500	2,996,948	0.4%
OTHER SECURITIES		18,090,467	2.6%
		21,087,415
Colombia - 0.2%		1,601,295	0.2%
Czech Republic - 0.1%		397,796	0.1%
Denmark - 1.1%
Novo Nordisk A/S	73,100	3,373,781	0.5%
OTHER SECURITIES		4,181,376	0.6%
		7,555,157
Egypt - 0.0%		80,893	0.0%
Finland - 0.6%		4,425,165	0.6%
France - 6.9%
BNP Paribas SA	36,324	2,468,533	0.4%
Sanofi	43,757	4,650,909	0.7%

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
France (continued)
Total SA	78,044	$5,646,456	0.8%
OTHER SECURITIES		36,383,507	5.0%
		49,149,405
Germany - 6.0%
Allianz SE	16,697	2,786,960	0.4%
BASF SE	33,676	3,917,312	0.6%
Bayer AG	30,335	4,279,453	0.6%
Daimler AG	35,078	3,276,796	0.5%
SAP AG	33,218	2,559,603	0.4%
Siemens AG	28,649	3,782,646	0.5%
OTHER SECURITIES		21,837,014	3.0%
		42,439,784
Greece - 0.0%		351,205	0.0%
Guernsey, Channel Islands - 0.0%		302,374	0.0%
Hong Kong - 2.7%		19,173,264	2.7%
Hungary - 0.0%		256,394	0.0%
India - 1.5%
Infosys, Ltd., ADR (L)	47,587	2,558,753	0.4%
OTHER SECURITIES		8,073,477	1.1%
		10,632,230
Indonesia - 0.5%		3,698,747	0.5%
Ireland - 0.6%		4,038,615	0.6%
Israel - 0.4%		2,657,694	0.4%
Italy - 1.7%
Eni SpA	96,142	2,629,452	0.4%
OTHER SECURITIES		9,276,015	1.3%
		11,905,467
Japan - 14.3%
Mitsubishi UFJ Financial Group, Inc.	467,000	2,866,780	0.4%
SoftBank Corp.	35,200	2,623,208	0.4%
Toyota Motor Corp.	99,800	5,975,287	0.9%
OTHER SECURITIES		89,737,217	12.6%
		101,202,492
Jersey, Channel Islands - 0.0%		291,443	0.0%
Luxembourg - 0.3%		2,015,356	0.3%
Macau - 0.1%		1,038,636	0.1%
Malaysia - 0.8%		5,574,759	0.8%
Mexico - 1.0%		7,253,402	1.0%
Netherlands - 3.3%
Royal Dutch Shell PLC, B Shares	87,526	3,803,887	0.5%
Royal Dutch Shell PLC, Class A	143,610	5,934,358	0.8%
Unilever NV	59,800	2,617,629	0.4%
OTHER SECURITIES		10,962,127	1.6%
		23,318,001
New Zealand - 0.1%		471,605	0.1%
Norway - 0.5%		3,485,395	0.5%
Peru - 0.1%		519,110	0.1%
Philippines - 0.2%		1,061,621	0.2%
Poland - 0.3%		2,171,519	0.3%
Portugal - 0.1%		744,760	0.1%
Russia - 1.1%		7,742,765	1.1%
Singapore - 1.0%		7,238,862	1.0%

International Equity Index Trust B (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
South Africa - 1.6%		$11,236,105	1.6%
South Korea - 3.2%
Samsung Electronics Company, Ltd.	4,040	5,276,032	0.8%
OTHER SECURITIES		17,129,071	2.4%
		22,405,103
Spain - 2.5%
Banco Bilbao Vizcaya Argentaria SA	219,592	2,798,791	0.4%
Banco Santander SA	447,657	4,677,682	0.7%
Telefonica SA	149,236	2,562,061	0.4%
OTHER SECURITIES		7,559,433	1.0%
		17,597,967
Sweden - 2.1%		15,207,147	2.1%
Switzerland - 6.8%
Nestle SA	116,882	9,056,825	1.3%
Novartis AG	83,326	7,545,865	1.1%
Roche Holding AG	25,452	7,583,597	1.1%
UBS AG (I)	133,510	2,447,839	0.3%
OTHER SECURITIES		21,604,260	3.0%
		48,238,386
Taiwan - 1.9%
Taiwan Semiconductor
Manufacturing Company, Ltd.	914,227	3,868,591	0.6%
OTHER SECURITIES		9,915,102	1.3%
		13,783,693
Thailand - 0.4%		3,003,536	0.4%
Turkey - 0.4%		2,496,892	0.4%
Ukraine - 0.0%		20,286	0.0%
United Kingdom - 13.2%
AstraZeneca PLC	45,978	3,420,654	0.5%
BG Group PLC	125,247	2,642,882	0.4%
BHP Billiton PLC	76,091	2,473,642	0.4%
BP PLC	660,997	5,820,667	0.8%
British American Tobacco PLC	68,923	4,101,073	0.6%
Diageo PLC	90,526	2,883,169	0.4%
GlaxoSmithKline PLC	177,382	4,722,828	0.7%
HSBC Holdings PLC	683,106	6,930,160	1.0%
Lloyds Banking Group PLC (I)	2,043,626	2,597,596	0.4%
Rio Tinto PLC	46,670	2,519,911	0.4%
Vodafone Group PLC	954,845	3,191,358	0.5%
OTHER SECURITIES		51,965,843	7.1%
		93,269,783
United States - 0.4%		2,838,581	0.4%
TOTAL COMMON STOCKS (Cost $494,848,837)		$681,195,016
PREFERRED SECURITIES - 1.5%
Brazil - 0.9%		6,287,313	0.9%
Germany - 0.4%		3,067,499	0.4%
South Korea - 0.2%
Samsung Electronics Company, Ltd.	766	802,688	0.1%
OTHER SECURITIES		484,132	0.1%
		1,286,820
United Kingdom - 0.0%		15,965	0.0%
TOTAL PREFERRED SECURITIES (Cost $8,463,041)		$10,657,597
Rights 0.0%		44,486	0.0%
TOTAL RIGHTS (Cost $20,945)		$44,486

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
PREFERRED SECURITIES (continued)
Warrants 0.0%		$6,798	0.0%
TOTAL WARRANTS (Cost $0)		$6,798
SECURITIES LENDING COLLATERAL - 4.4%
John Hancock Collateral
Investment Trust, 0.0995% (W)(Y)	3,084,598	30,868,804	4.4%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $30,868,379)		$30,868,804
SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
AIM Short-Term Investment Trust,
STIC Prime Portfolio, Institutional
Class, 0.0099% (I)(Y)	2,836,707	2,836,707	0.4%
TOTAL SHORT-TERM
INVESTMENTS (Cost $2,836,707)		$2,836,707
Total Investments (International Equity
Index Trust B) (Cost $537,037,909) - 102.6%		$725,609,408	102.6%
Other Assets And Liabilities, Net - (2.6%)		(18,057,102)	(2.6)%
TOTAL NET ASSETS - 100.0%		$707,552,306	100.0%

International Growth Stock Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 93.9%
Australia - 3.3%
Amcor, Ltd.	874,577	$8,601,941	1.5%
Brambles, Ltd.	687,810	5,959,096	1.1%
OTHER SECURITIES		3,642,337	0.7%
		18,203,374
Belgium - 1.5%
Anheuser-Busch InBev NV	75,037	8,621,771	1.5%
Brazil - 3.9%
Banco Bradesco SA, ADR	517,845	7,519,109	1.4%
BM&FBovespa SA	1,848,400	9,695,839	1.7%
OTHER SECURITIES		4,588,267	0.8%
		21,803,215
Canada - 8.7%
CGI Group, Inc., Class A (I)	251,500	8,914,043	1.6%
Encana Corp.	282,555	6,694,148	1.2%
Suncor Energy, Inc.	318,961	13,600,792	2.4%
OTHER SECURITIES		19,745,787	3.5%
		48,954,770
China - 3.9%
Baidu, Inc., ADR (I)	50,293	9,395,235	1.7%
OTHER SECURITIES		12,576,920	2.2%
		21,972,155
Denmark - 2.5%
Carlsberg A/S, Class B	72,392	7,796,890	1.4%
Novo Nordisk A/S	134,313	6,198,942	1.1%
		13,995,832
France - 5.0%
Publicis Groupe SA	119,107	10,095,086	1.8%
Schneider Electric SE (I)	75,651	7,133,391	1.3%

International Growth Stock Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
France (continued)
Total SA	149,191	$10,793,917	1.9%
		28,022,394
Germany - 6.6%
Allianz SE	49,480	8,258,895	1.5%
Deutsche Boerse AG	96,198	7,458,677	1.3%
SAP AG	140,302	10,810,928	1.9%
OTHER SECURITIES		10,750,378	1.9%
		37,278,878
Hong Kong - 3.4%
Galaxy Entertainment Group, Ltd.	1,407,000	11,209,137	2.0%
Hutchison Whampoa, Ltd.	578,000	7,897,596	1.4%
		19,106,733
Ireland - 2.3%
Shire PLC	165,850	13,009,775	2.3%
Israel - 2.0%
Teva Pharmaceutical
Industries, Ltd., ADR	218,603	11,459,169	2.0%
Japan - 6.5%
FANUC Corp.	32,600	5,629,624	1.0%
Japan Tobacco, Inc.	188,800	6,884,046	1.2%
Toyota Motor Corp.	159,100	9,525,733	1.7%
OTHER SECURITIES		14,405,313	2.6%
		36,444,716
Mexico - 1.8%
Grupo Televisa SAB, ADR	215,853	7,405,916	1.3%
OTHER SECURITIES		2,695,809	0.5%
		10,101,725
Netherlands - 2.8%
Royal Dutch Shell PLC, B Shares	207,913	9,035,916	1.6%
Unilever NV	147,146	6,441,030	1.2%
		15,476,946
Singapore - 4.4%
Avago Technologies, Ltd.	124,263	8,955,634	1.6%
Keppel Corp., Ltd.	786,200	6,805,718	1.2%
United Overseas Bank, Ltd.	505,000	9,131,781	1.6%
		24,893,133
South Korea - 3.1%
Hyundai Mobis	28,197	7,918,925	1.4%
Samsung Electronics Company, Ltd.	7,081	9,247,422	1.7%
		17,166,347
Spain - 1.1%
Amadeus IT Holding SA, A Shares	144,902	5,973,336	1.1%
Sweden - 2.2%
Investor AB, B Shares	182,745	6,847,671	1.2%
Telefonaktiebolaget LM Ericsson,
B Shares	468,265	5,656,990	1.0%
		12,504,661
Switzerland - 7.7%
ABB, Ltd. (SIX Swiss Exchange) (I)	291,426	6,705,809	1.2%
Novartis AG	69,225	6,268,902	1.1%
Roche Holding AG	37,192	11,081,609	2.0%
Syngenta AG	19,409	7,170,639	1.3%
UBS AG (I)	385,465	7,067,308	1.2%
OTHER SECURITIES		4,872,683	0.9%
		43,166,950

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

International Growth Stock Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Taiwan - 1.9%
Taiwan Semiconductor
Manufacturing Company, Ltd.	2,497,000	$10,566,163	1.9%
Thailand - 1.1%
Kasikornbank PCL, NVDR	951,200	5,978,511	1.1%
Turkey - 1.1%
Akbank TAS	1,741,136	6,403,663	1.1%
United Kingdom - 17.1%
Aberdeen Asset Management PLC	756,084	5,867,819	1.1%
British American Tobacco PLC	209,514	12,466,554	2.2%
British Sky Broadcasting Group PLC	737,205	11,401,141	2.0%
Compass Group PLC	755,755	13,139,885	2.3%
Reed Elsevier PLC	961,976	15,458,854	2.8%
Smith & Nephew PLC	438,425	7,759,236	1.4%
WPP PLC	539,561	11,758,045	2.1%
OTHER SECURITIES		18,189,391	3.2%
		96,040,925
TOTAL COMMON STOCKS (Cost $401,698,907)		$527,145,142
SHORT-TERM INVESTMENTS - 6.8%
Money Market Funds - 6.8%
State Street Institutional Liquid
Reserves Fund, 0.0619% (Y)	38,396,145	38,396,145	6.8%
TOTAL SHORT-TERM
INVESTMENTS (Cost $38,396,145)		$38,396,145
Total Investments (International Growth Stock
Trust) (Cost $440,095,052) - 100.7%		$565,541,287	100.7%
Other Assets And Liabilities, Net - (0.7%)		(3,834,224)	(0.7)%
TOTAL NET ASSETS - 100.0%		$561,707,063	100.0%

International Small Company Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 99.6%
Australia - 5.9%		$6,964,978	5.9%
Austria - 1.1%
Oesterreichische Post AG	4,652	231,037	0.2%
OTHER SECURITIES		1,098,340	0.9%
		1,329,377
Bahamas - 0.0%		13,671	0.0%
Belgium - 1.2%		1,466,493	1.2%
Bermuda - 0.5%
Catlin Group, Ltd.	29,759	272,330	0.2%
Hiscox, Ltd. (I)	18,955	229,318	0.2%
OTHER SECURITIES		86,910	0.1%
		588,558
Cambodia - 0.1%		79,316	0.1%
Canada - 9.7%
Russel Metals, Inc.	7,189	231,156	0.2%
OTHER SECURITIES		11,201,857	9.5%
		11,433,013
Cayman Islands - 0.0%		15,032	0.0%
China - 0.0%		32,866	0.0%

International Small Company Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Cyprus - 0.1%		$76,802	0.1%
Denmark - 1.9%		2,222,292	1.9%
Finland - 2.7%
Amer Sports OYJ	21,685	443,749	0.4%
OTHER SECURITIES		2,721,902	2.3%
		3,165,651
France - 4.2%
Ingenico SA	2,733	237,694	0.2%
Teleperformance SA	4,507	276,107	0.2%
OTHER SECURITIES		4,451,703	3.8%
		4,965,504
Germany - 4.8%
Aurubis AG	5,323	271,063	0.2%
Freenet AG	8,338	264,792	0.2%
OTHER SECURITIES		5,140,000	4.4%
		5,675,855
Gibraltar - 0.1%		101,338	0.1%
Greece - 0.0%		185	0.0%
Guernsey, Channel Islands - 0.0%		10,825	0.0%
Hong Kong - 2.9%		3,360,291	2.9%
India - 0.0%		24,010	0.0%
Ireland - 1.8%
Beazley PLC	57,792	250,102	0.2%
DCC PLC	6,369	390,296	0.3%
Henderson Group PLC	72,524	298,506	0.3%
OTHER SECURITIES		1,153,105	1.0%
		2,092,009
Isle of Man - 0.0%		10,936	0.0%
Israel - 0.6%		726,600	0.6%
Italy - 3.5%
Azimut Holding SpA	15,042	387,198	0.3%
OTHER SECURITIES		3,697,985	3.2%
		4,085,183
Japan - 21.1%		24,874,358	21.1%
Jersey, Channel Islands - 0.1%		99,014	0.1%
Liechtenstein - 0.1%		94,226	0.1%
Luxembourg - 0.4%		492,420	0.4%
Malta - 0.1%		74,704	0.1%
Mongolia - 0.0%		885	0.0%
Netherlands - 2.2%
Aalberts Industries NV	9,501	310,311	0.3%
ASM International NV	5,593	231,814	0.2%
Delta Lloyd NV	11,837	300,536	0.3%
Nutreco NV	5,995	264,783	0.2%
OTHER SECURITIES		1,450,845	1.2%
		2,558,289
New Zealand - 1.0%		1,192,012	1.0%
Norway - 1.1%		1,277,305	1.1%
Papua New Guinea - 0.0%		2,583	0.0%
Portugal - 0.5%		644,969	0.5%
Singapore - 1.2%		1,429,358	1.2%
South Africa - 0.0%		10,741	0.0%

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Spain - 2.0%
Bolsas y Mercados Espanoles SA	5,350	$255,377	0.2%
OTHER SECURITIES		2,125,856	1.8%
		2,381,233
Sweden - 3.9%
AarhusKarlshamn AB	4,167	278,430	0.2%
BillerudKorsnas AB	23,218	337,289	0.3%
JM AB	8,981	332,862	0.3%
NCC AB, B Shares	8,075	277,934	0.2%
OTHER SECURITIES		3,417,586	2.9%
		4,644,101
Switzerland - 4.2%
GAM Holding AG (I)	14,176	269,814	0.2%
Georg Fischer AG (I)	493	352,858	0.3%
OTHER SECURITIES		4,273,731	3.7%
		4,896,403
Taiwan - 0.0%		0	0.0%
United Arab Emirates - 0.1%		88,122	0.1%
United Kingdom - 20.3%
Ashtead Group PLC	44,441	664,833	0.6%
Barratt Developments PLC	80,355	513,422	0.4%
BBA Aviation PLC	48,270	255,254	0.2%
Bellway PLC	10,163	272,248	0.2%
Berendsen PLC	14,469	242,327	0.2%
Britvic PLC	32,362	402,889	0.3%
BTG PLC (I)	25,585	276,921	0.2%
Close Brothers Group PLC	15,981	349,156	0.3%
Cobham PLC	51,576	275,551	0.2%
Drax Group PLC	30,783	337,015	0.3%
DS Smith PLC	122,693	581,023	0.5%
Essentra PLC	27,028	352,918	0.3%
Greene King PLC	18,168	262,276	0.2%
Halma PLC	44,038	444,228	0.4%
Hikma Pharmaceuticals PLC	16,363	469,647	0.4%
Howden Joinery Group PLC	79,803	422,883	0.4%
IG Group Holdings PLC	23,822	239,321	0.2%
Inchcape PLC	27,669	300,153	0.3%
Intermediate Capital Group PLC	43,942	293,302	0.3%
International Personal Finance PLC	27,936	280,571	0.2%
Jazztel PLC (I)	19,044	271,105	0.2%
Micro Focus International PLC	20,560	305,053	0.3%
Rightmove PLC	8,655	317,260	0.3%
Rotork PLC	10,797	492,697	0.4%
Spectris PLC	10,418	395,872	0.3%
Spirax-Sarco Engineering PLC	8,752	409,090	0.4%
OTHER SECURITIES		14,485,439	12.3%
		23,912,454
United States - 0.2%		258,417	0.2%
TOTAL COMMON STOCKS (Cost $99,129,975)		$117,372,379
Rights 0.0%		35,082	0.0%
TOTAL RIGHTS (Cost $5,179)		$35,082
Warrants 0.0%		149	0.0%
TOTAL WARRANTS (Cost $0)		$149

International Small Company Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SECURITIES LENDING COLLATERAL - 2.3%
John Hancock Collateral
Investment Trust, 0.0995% (W)(Y)	271,825	2,720,263	2.3%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $2,720,220)		$2,720,263
SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%		87,250	0.1%
TOTAL SHORT-TERM
INVESTMENTS (Cost $87,250)		$87,250
Total Investments (International Small Company
Trust) (Cost $101,942,624) - 102.0%		$120,215,123	102.0%
Other Assets And Liabilities, Net - (2.0%)		(2,301,716)	(2.0)%
TOTAL NET ASSETS - 100.0%		$117,913,407	100.0%

International Value Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 95.9%
Belgium - 0.5%		$5,805,397	0.5%
Brazil - 1.2%		14,290,999	1.2%
Canada - 6.3%
Ensign Energy Services, Inc.	819,700	12,728,953	1.1%
HudBay Minerals, Inc. (L)	1,282,500	11,862,870	1.0%
Suncor Energy, Inc.	433,700	18,493,370	1.5%
Talisman Energy, Inc.	1,420,540	15,016,815	1.2%
Trican Well Service, Ltd. (L)	931,800	15,046,075	1.3%
OTHER SECURITIES		2,844,418	0.2%
		75,992,501
China - 4.8%
China Shenhua Energy
Company, Ltd., H Shares	4,097,000	11,835,345	1.0%
China Telecom Corp., Ltd.,
H Shares	25,170,427	12,344,038	1.0%
OTHER SECURITIES		33,766,368	2.8%
		57,945,751
Denmark - 0.4%		5,396,219	0.4%
France - 11.3%
AXA SA	914,651	21,854,050	1.8%
BNP Paribas SA	390,336	26,526,742	2.2%
Cie Generale des
Etablissements Michelin	102,410	12,227,981	1.0%
Sanofi	205,173	21,807,733	1.8%
Total SA	358,606	25,945,018	2.1%
OTHER SECURITIES		29,020,360	2.4%
		137,381,884
Germany - 7.7%
Bayer AG	87,640	12,363,649	1.0%
Deutsche Boerse AG	130,130	10,089,582	0.8%
Siemens AG	129,551	17,105,156	1.4%
OTHER SECURITIES		53,554,421	4.5%
		93,112,808
Hong Kong - 2.6%
Kingboard Chemical Holdings, Ltd.	4,975,800	10,258,695	0.8%
OTHER SECURITIES		21,664,481	1.8%
		31,923,176

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

International Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
India - 1.0%		$12,590,252	1.0%
Ireland - 0.8%		9,388,482	0.8%
Israel - 1.3%
Teva Pharmaceutical
Industries, Ltd., ADR	298,155	15,629,285	1.3%
Italy - 3.5%
Eni SpA	656,437	17,953,337	1.5%
UniCredit SpA	2,526,658	21,126,328	1.7%
OTHER SECURITIES		3,517,098	0.3%
		42,596,763
Japan - 6.5%
ITOCHU Corp.	1,695,060	21,760,813	1.8%
Namco Bandai Holdings, Inc.	513,100	12,029,953	1.0%
Nissan Motor Company, Ltd.	1,271,800	12,043,250	1.0%
Toyota Motor Corp.	244,130	14,616,701	1.2%
OTHER SECURITIES		18,252,614	1.5%
		78,703,331
Netherlands - 6.6%
Aegon NV	2,080,512	18,149,244	1.5%
Akzo Nobel NV	164,700	12,349,080	1.0%
ING Groep NV (I)	1,200,100	16,840,384	1.4%
QIAGEN NV (I)	145,991	3,530,812	0.3%
Royal Dutch Shell PLC, B Shares	591,786	25,719,067	2.1%
OTHER SECURITIES		3,521,216	0.3%
		80,109,803
Norway - 2.1%
Statoil ASA	512,190	15,744,133	1.3%
OTHER SECURITIES		9,376,843	0.8%
		25,120,976
Russia - 1.1%		13,269,041	1.1%
Singapore - 0.6%		7,504,335	0.6%
South Korea - 10.9%
Hana Financial Group, Inc.	747,320	27,694,344	2.3%
Hyundai Mobis	44,328	12,449,201	1.0%
KB Financial Group, Inc., ADR	756,368	26,291,352	2.2%
POSCO	62,318	18,622,193	1.5%
Samsung Electronics Company, Ltd.	25,016	32,669,611	2.7%
OTHER SECURITIES		15,063,618	1.2%
		132,790,319
Spain - 1.5%
Telefonica SA	1,090,440	18,720,506	1.5%
Sweden - 0.3%		4,008,775	0.3%
Switzerland - 7.5%
Credit Suisse Group AG (I)	905,989	25,765,839	2.1%
Novartis AG	143,160	12,964,334	1.1%
Roche Holding AG	82,202	24,492,645	2.0%
OTHER SECURITIES		28,405,486	2.3%
		91,628,304
Thailand - 0.4%		5,006,454	0.4%
United Arab Emirates - 0.3%		3,593,556	0.3%
United Kingdom - 15.1%
Aviva PLC	1,392,020	12,145,065	1.0%
BAE Systems PLC	1,763,241	13,059,849	1.1%
BP PLC	2,628,635	23,147,542	1.9%
GlaxoSmithKline PLC	682,294	18,166,200	1.5%
HSBC Holdings PLC	1,402,170	14,225,116	1.2%
Kingfisher PLC	2,009,380	12,335,381	1.0%

International Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
United Kingdom (continued)
Marks & Spencer Group PLC	1,603,200	$11,662,163	1.0%
Noble Corp. PLC	317,913	10,669,160	0.9%
Rexam PLC	790,960	7,239,559	0.6%
Tesco PLC	5,853,910	28,451,073	2.3%
Vodafone Group PLC	3,324,762	11,112,280	0.9%
OTHER SECURITIES		20,874,371	1.7%
		183,087,759
United States - 1.6%
Flextronics International, Ltd. (I)	1,136,200	12,577,734	1.0%
OTHER SECURITIES		7,406,286	0.6%
		19,984,020
TOTAL COMMON STOCKS (Cost $978,215,393)		$1,165,580,696
SECURITIES LENDING COLLATERAL - 2.6%
John Hancock Collateral
Investment Trust,
0.0995% (W)(Y)	3,207,688	32,100,618	2.6%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $32,100,661)		$32,100,618
SHORT-TERM INVESTMENTS - 2.1%
Time Deposits - 2.1%
Royal Bank of Canada,
0.050%, 07/01/2014	$25,000,000	$25,000,000	2.1%
TOTAL SHORT-TERM
INVESTMENTS (Cost $25,000,000)		$25,000,000
Total Investments (International Value Trust)
(Cost $1,035,316,054) - 100.6%		$1,222,681,314	100.6%
Other Assets And Liabilities, Net - (0.6%)		(7,602,927)	(0.6)%
TOTAL NET ASSETS - 100.0%		$1,215,078,387	100.0%

Lifestyle Aggressive PS Series

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
AFFILIATED INVESTMENT COMPANIES - 87.5%
John Hancock Variable Insurance Trust (G) - 87.5%
Equity - 87.5%
Strategic Equity Allocation,
Series NAV (John Hancock) (A)(2)	1,140,223	$20,364,379	87.5%
UNAFFILIATED INVESTMENT
COMPANIES - 12.5%
Exchange-Traded Funds - 12.5%
Financial Select Sector SPDR Fund	10,530	$239,452	1.0%
Vanguard Energy ETF	1,640	236,095	1.0%
Vanguard FTSE Emerging
Markets ETF	34,242	1,476,858	6.3%
Vanguard Health Care ETF	2,418	269,921	1.2%
Vanguard Information
Technology ETF	4,782	462,850	2.0%
Vanguard Materials ETF	690	77,135	0.3%

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Lifestyle Aggressive PS Series (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
UNAFFILIATED INVESTMENT
COMPANIES (continued)
Exchange-Traded Funds (continued)
Vanguard REIT ETF	2,047	$153,197	0.7%
Total Investments (Lifestyle Aggressive PS Series)
(Cost $21,922,580) - 100.0%		$23,279,887	100.0%
Other Assets And Liabilities, Net - 0.0%		(2,633)	0.0%
TOTAL NET ASSETS - 100.0%		$23,277,254	100.0%

Lifestyle Balanced PS Series

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
AFFILIATED INVESTMENT
COMPANIES - 100.0%
John Hancock Variable
Insurance Trust (G) - 100.0%
Equity - 50.3%
Strategic Equity Allocation,
Series NAV (John Hancock) (A)(2)	28,393,686	$507,111,234	50.3%
Fixed Income - 49.7%
Bond PS, Series NAV
(John Hancock) (A)(1)	4,510,570	58,998,260	5.9%
Bond Trust, Series NAV
(John Hancock) (A)(1)	31,911,924	441,341,906	43.8%
Total Investments (Lifestyle Balanced PS Series)
(Cost $958,458,974) - 100.0%		$1,007,451,400	100.0%
Other Assets And Liabilities, Net - 0.0%		(17,423)	0.0%
TOTAL NET ASSETS - 100.0%		$1,007,433,977	100.0%

Lifestyle Conservative PS Series

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
AFFILIATED INVESTMENT
COMPANIES - 100.0%
John Hancock Variable
Insurance Trust (G) - 100.0%
Equity - 20.0%
Strategic Equity Allocation,
Series NAV (John Hancock) (A)(2)	2,153,410	$38,459,910	20.0%
Fixed Income - 80.0%
Bond PS, Series NAV
(John Hancock) (A)(1)	1,557,759	20,375,482	10.6%
Bond Trust, Series NAV
(John Hancock) (A)(1)	9,650,337	133,464,160	69.4%
Total Investments (Lifestyle Conservative PS Series)
(Cost $186,888,769) - 100.0%		$192,299,552	100.0%
Other Assets And Liabilities, Net - 0.0%		(19,977)	0.0%
TOTAL NET ASSETS - 100.0%		$192,279,575	100.0%

Lifestyle Growth PS Series

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
AFFILIATED INVESTMENT
COMPANIES - 100.0%
John Hancock Variable
Insurance Trust (G) - 100.0%
Equity - 70.0%
Strategic Equity Allocation,
Series NAV (John Hancock) (A)(2)	73,239,322	$1,308,054,286	70.0%
Fixed Income - 30.0%
Bond PS, Series NAV
(John Hancock) (A)(1)	5,665,020	74,098,467	4.0%
Bond Trust, Series NAV
(John Hancock) (A)(1)	35,176,878	486,496,227	26.0%
Total Investments (Lifestyle Growth PS Series)
(Cost $1,764,955,317) - 100.0%		$1,868,648,980	100.0%
Other Assets And Liabilities, Net - 0.0%		(22,300)	0.0%
TOTAL NET ASSETS - 100.0%		$1,868,626,680	100.0%

Lifestyle Moderate PS Series

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
AFFILIATED INVESTMENT
COMPANIES - 100.0%
John Hancock Variable
Insurance Trust (G) - 100.0%
Equity - 40.0%
Strategic Equity Allocation,
Series NAV (John Hancock) (A)(2)	7,559,340	$135,009,806	40.0%
Fixed Income - 60.0%
Bond PS, Series NAV
(John Hancock) (A)(1)	2,159,156	28,241,758	8.4%
Bond Trust, Series NAV
(John Hancock) (A)(1)	12,601,081	174,272,951	51.6%
Total Investments (Lifestyle Moderate PS Series)
(Cost $322,793,949) - 100.0%		$337,524,515	100.0%
Other Assets And Liabilities, Net - 0.0%		(20,350)	0.0%
TOTAL NET ASSETS - 100.0%		$337,504,165	100.0%

Mid Cap Index Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 97.2%
Consumer Discretionary - 12.7%
Advance Auto Parts, Inc.	38,033	$5,131,412	0.6%
Foot Locker, Inc.	76,520	3,881,094	0.4%
Hanesbrands, Inc.	51,878	5,106,870	0.6%
Jarden Corp. (I)	62,709	3,721,779	0.4%
LKQ Corp. (I)	157,192	4,195,454	0.5%
Polaris Industries, Inc.	34,281	4,464,757	0.5%
Signet Jewelers, Ltd.	41,836	4,626,643	0.5%
OTHER SECURITIES		79,547,079	9.2%
		110,675,088
Consumer Staples - 3.4%
Church & Dwight Company, Inc.	70,926	4,961,274	0.6%

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Consumer Staples (continued)
Energizer Holdings, Inc.	32,211	$3,930,708	0.5%
Hillshire Brands Company	63,886	3,980,098	0.5%
OTHER SECURITIES		16,599,466	1.8%
		29,471,546
Energy - 5.1%
HollyFrontier Corp.	103,784	4,534,323	0.5%
Oceaneering International, Inc.	56,423	4,408,329	0.5%
OTHER SECURITIES		35,678,465	4.1%
		44,621,117
Financials - 21.5%
Alleghany Corp. (I)	8,605	3,770,023	0.4%
Arthur J. Gallagher & Company	82,031	3,822,645	0.4%
Everest Re Group, Ltd.	24,073	3,863,476	0.4%
Federal Realty Investment Trust	35,201	4,256,505	0.5%
New York
Community Bancorp, Inc. (L)	230,615	3,685,228	0.4%
Realty Income Corp.	115,622	5,135,929	0.6%
SL Green Realty Corp.	49,961	5,466,233	0.6%
UDR, Inc.	131,163	3,755,197	0.4%
OTHER SECURITIES		153,191,901	17.8%
		186,947,137
Health Care - 9.3%
Endo International PLC (I)	73,148	5,121,823	0.6%
Henry Schein, Inc. (I)	44,588	5,291,258	0.6%
Hologic, Inc. (I)	144,770	3,669,920	0.4%
IDEXX Laboratories, Inc. (I)	26,886	3,591,163	0.4%
Mettler-Toledo International, Inc. (I)	15,327	3,880,490	0.4%
Omnicare, Inc.	52,037	3,464,103	0.4%
ResMed, Inc. (L)	73,176	3,704,901	0.4%
Salix Pharmaceuticals, Ltd. (I)	33,036	4,074,991	0.5%
Universal Health
Services, Inc., Class B	46,801	4,481,664	0.5%
OTHER SECURITIES		43,698,979	5.1%
		80,979,292
Industrials - 16.6%
B/E Aerospace, Inc. (I)	51,530	4,766,010	0.5%
Hubbell, Inc., Class B	28,113	3,462,116	0.4%
J.B. Hunt Transport Services, Inc.	47,743	3,522,479	0.4%
Kirby Corp. (I)	29,665	3,474,958	0.4%
ManpowerGroup, Inc.	41,493	3,520,681	0.4%
Towers Watson & Company, Class A	33,455	3,487,015	0.4%
Trinity Industries, Inc. (L)	80,826	3,533,713	0.4%
United Rentals, Inc. (I)	50,801	5,320,389	0.6%
Wabtec Corp.	50,632	4,181,697	0.5%
OTHER SECURITIES		109,299,493	12.6%
		144,568,551
Information Technology - 16.0%
ANSYS, Inc. (I)	48,261	3,659,149	0.4%
Equinix, Inc.	26,010	5,464,441	0.6%
Skyworks Solutions, Inc.	98,523	4,626,640	0.5%
Trimble Navigation, Ltd.	136,640	5,048,848	0.6%
OTHER SECURITIES		120,708,188	13.9%
		139,507,266
Materials - 7.4%
Ashland, Inc.	37,744	4,104,283	0.5%
Packaging Corp. of America	51,211	3,661,074	0.4%
Rock-Tenn Company, Class A	37,413	3,950,439	0.5%
OTHER SECURITIES		52,667,381	6.0%
		64,383,177

Mid Cap Index Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Telecommunication Services - 0.5%		$4,254,081	0.5%
Utilities - 4.7%
Alliant Energy Corp.	57,831	3,519,595	0.4%
MDU Resources Group, Inc.	100,319	3,521,197	0.4%
National Fuel Gas Company	44,231	3,463,287	0.4%
OGE Energy Corp.	103,562	4,047,203	0.5%
OTHER SECURITIES		26,592,285	3.0%
		41,143,567
TOTAL COMMON STOCKS (Cost $503,190,507)		$846,550,822
RIGHTS - 0.0%
Health Care - 0.0%		9,190	0.0%
TOTAL RIGHTS (Cost $8,929)		$9,190
SECURITIES LENDING COLLATERAL - 6.5%
John Hancock Collateral
Investment Trust,
0.0995% (Y)(W)	5,622,572	56,267,327	6.5%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $56,266,214)		$56,267,327
SHORT-TERM INVESTMENTS - 1.7%
Repurchase Agreement - 1.7%
Repurchase Agreement with State
Street Corp. dated 06/30/2014 at
0.000% to be repurchased at
$15,135,000 on 7/01/2014,
collateralized by $15,305,000
U.S. Treasury Bonds, 3.375% due
05/15/2044 (valued at
$15,438,919, including interest) $	15,135,000	$15,135,000	1.7%
TOTAL SHORT-TERM
INVESTMENTS (Cost $15,135,000)		$15,135,000
Total Investments (Mid Cap Index Trust)
(Cost $574,600,650) - 105.4%		$917,962,339	105.4%
Other Assets And Liabilities, Net - (5.4%)		(46,732,025)	(5.4)%
TOTAL NET ASSETS - 100.0%		$871,230,314	100.0%

Mid Cap Stock Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 94.7%
Consumer Discretionary - 20.5%
Bloomin’ Brands, Inc. (I)	478,612	$10,735,267	1.2%
Harman International Industries, Inc.	100,279	10,772,973	1.2%
Melco Crown
Entertainment, Ltd., ADR	266,337	9,510,894	1.0%
Netflix, Inc. (I)	41,852	18,439,991	2.0%
Panera Bread Company, Class A (I)	90,431	13,549,277	1.5%
Samsonite International SA	3,143,380	10,361,836	1.1%
Signet Jewelers, Ltd.	86,499	9,565,924	1.0%
Starwood Hotels &
Resorts Worldwide, Inc.	157,674	12,743,213	1.4%
Whirlpool Corp.	105,365	14,668,915	1.6%
Wyndham Worldwide Corp.	122,045	9,241,247	1.0%

The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Consumer Discretionary (continued)
OTHER SECURITIES		$69,562,564	7.5%
		189,152,101
Consumer Staples - 6.6%
Keurig Green Mountain, Inc. (L)	112,385	14,004,295	1.5%
Whole Foods Market, Inc.	428,213	16,541,868	1.8%
OTHER SECURITIES		29,912,022	3.3%
		60,458,185
Energy - 4.4%
Diamondback Energy, Inc. (I)	139,019	12,344,887	1.3%
Energen Corp.	143,703	12,772,323	1.4%
Pioneer Natural Resources Company	67,666	15,550,323	1.7%
		40,667,533
Financials - 5.3%
CBRE Group, Inc., Class A (I)	307,295	9,845,732	1.1%
Julius Baer Group, Ltd. (I)	242,405	9,986,917	1.1%
OTHER SECURITIES		28,549,449	3.1%
		48,382,098
Health Care - 14.7%
Actavis PLC (I)(L)	43,337	9,666,318	1.0%
Covance, Inc. (I)	114,459	9,795,401	1.1%
DexCom, Inc. (I)	383,381	15,204,890	1.6%
Envision
Healthcare Holdings, Inc. (I)	303,013	10,881,197	1.2%
Forest Laboratories, Inc. (I)	97,578	9,660,222	1.0%
HeartWare International, Inc. (I)	123,512	10,930,812	1.2%
Insulet Corp. (I)	299,231	11,870,494	1.3%
Ono Pharmaceutical Company, Ltd.	148,370	13,035,677	1.4%
Salix Pharmaceuticals, Ltd. (I)	90,026	11,104,707	1.2%
Team Health Holdings, Inc. (I)	212,562	10,615,346	1.2%
OTHER SECURITIES		22,823,047	2.5%
		135,588,111
Industrials - 18.2%
Acuity Brands, Inc.	91,421	12,638,953	1.4%
AECOM Technology Corp. (I)	312,757	10,070,775	1.1%
Armstrong World Industries, Inc. (I)	200,930	11,539,410	1.2%
Clean Harbors, Inc. (I)	201,541	12,949,009	1.4%
DigitalGlobe, Inc. (I)	425,276	11,822,673	1.3%
HD Supply Holdings, Inc. (I)	478,174	13,575,360	1.5%
IHS, Inc., Class A (I)	127,863	17,347,173	1.9%
ManpowerGroup, Inc.	139,476	11,834,539	1.3%
Nielsen Holdings NV	190,684	9,231,012	1.0%
Textron, Inc.	277,445	10,623,369	1.2%
OTHER SECURITIES		45,780,079	4.9%
		167,412,352
Information Technology - 22.6%
Activision Blizzard, Inc.	567,125	12,646,889	1.4%
Akamai Technologies, Inc. (I)	200,740	12,257,184	1.3%
Autodesk, Inc. (I)	304,465	17,165,737	1.9%
Cadence Design Systems, Inc. (I)	652,920	11,419,571	1.2%
Cognex Corp.	254,706	9,780,710	1.1%
Concur Technologies, Inc. (I)(L)	155,508	14,515,117	1.6%
F5 Networks, Inc. (I)	120,505	13,429,077	1.5%
NXP Semiconductor NV (I)	270,408	17,895,601	1.9%
Palo Alto Networks, Inc. (I)	114,994	9,642,247	1.0%
SanDisk Corp.	100,443	10,489,262	1.1%
Shutterstock, Inc. (I)(L)	115,122	9,552,824	1.0%
Yelp, Inc. (I)(L)	121,875	9,345,375	1.0%
OTHER SECURITIES		60,442,977	6.6%
		208,582,571

Mid Cap Stock Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Materials - 2.4%
Platform Specialty
Products Corp. (I)	454,714	$12,745,633	1.4%
OTHER SECURITIES		9,166,844	1.0%
		21,912,477
TOTAL COMMON STOCKS (Cost $724,421,216)		$872,155,428
PREFERRED SECURITIES - 3.2%
Information Technology - 3.2%		29,313,797	3.2%
TOTAL PREFERRED
SECURITIES (Cost $29,313,799)		$29,313,797
Warrants 0.0%		174,240	0.0%
TOTAL WARRANTS (Cost $3,840)		$174,240
SECURITIES LENDING COLLATERAL - 6.8%
John Hancock Collateral
Investment Trust,
0.0995% (W)(Y)	6,310,581	63,152,511	6.8%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $63,151,718)		$63,152,511
SHORT-TERM INVESTMENTS - 2.3%
Repurchase Agreement - 2.3%
Deutsche Bank Tri-Party Repurchase
Agreement dated 06/30/2014 at
0.100% to be repurchased at
$20,900,058 on 07/01/2014,
collateralized by $19,425,067
Government National Mortgage
Association, 4.500% due
07/20/2041 (valued at
$21,318,000, including interest) $	$20,900,000	$20,900,000	2.3%
TOTAL SHORT-TERM
INVESTMENTS (Cost $20,900,000)		$20,900,000
Total Investments (Mid Cap Stock Trust)
(Cost $837,790,573) - 107.0%		$985,695,976	107.0%
Other Assets And Liabilities, Net - (7.0%)		(64,723,029)	(7.0)%
TOTAL NET ASSETS - 100.0%		$920,972,947	100.0%

Mid Value Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 94.7%
Consumer Discretionary - 10.4%
American Eagle Outfitters, Inc. (L)	139,200	$1,561,824	0.2%
Cablevision
Systems Corp., Class A (L)	599,700	10,584,705	1.1%
Kohl’s Corp.	195,200	10,283,136	1.1%
News Corp., Class A (I)	472,200	8,471,268	0.9%
OTHER SECURITIES		69,985,126	7.1%
		100,886,059
Consumer Staples - 8.0%
Archer-Daniels-Midland Company	250,600	11,053,966	1.1%
Avon Products, Inc.	669,800	9,785,778	1.0%
Bunge, Ltd.	174,600	13,206,744	1.4%

The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Consumer Staples (continued)
Sysco Corp.	400,300	$14,991,235	1.6%
The Kroger Company	203,700	10,068,891	1.0%
OTHER SECURITIES		18,165,073	1.9%
		77,271,687
Energy - 9.8%
Cameco Corp. (L)	498,300	9,771,663	1.0%
CONSOL Energy, Inc.	282,547	13,016,940	1.3%
Exterran Holdings, Inc.	451,722	20,322,973	2.1%
Hess Corp.	159,600	15,782,844	1.6%
Talisman Energy, Inc.	1,377,200	14,558,658	1.5%
WPX Energy, Inc. (I)	695,500	16,629,405	1.7%
OTHER SECURITIES		5,028,323	0.6%
		95,110,806
Financials - 25.6%
Ally Financial, Inc. (I)	117,490	2,776,768	0.3%
CIT Group, Inc.	363,300	16,624,608	1.7%
CNA Financial Corp.	236,300	9,551,246	1.0%
E*TRADE Financial Corp. (I)	687,944	14,625,689	1.5%
Fidelity National
Financial, Inc., Class A	295,416	9,677,828	1.0%
First American Financial Corp.	420,000	11,671,800	1.2%
First Horizon National Corp.	918,249	10,890,433	1.1%
First Niagara Financial Group, Inc.	557,300	4,870,802	0.5%
Lazard, Ltd., Class A	428,700	22,103,772	2.3%
Legg Mason, Inc.	221,600	11,370,296	1.2%
Marsh & McLennan Companies, Inc.	305,500	15,831,010	1.6%
Northern Trust Corp.	330,600	21,227,826	2.2%
SunTrust Banks, Inc.	199,900	8,007,994	0.8%
Weyerhaeuser Company	308,636	10,212,765	1.1%
White Mountains
Insurance Group, Ltd.	19,300	11,742,892	1.2%
OTHER SECURITIES		66,708,364	6.9%
		247,894,093
Health Care - 8.7%
Hologic, Inc. (I)	338,800	8,588,580	0.9%
Hospira, Inc. (I)	402,000	20,650,740	2.1%
Select Medical Holdings Corp.	578,988	9,032,213	0.9%
Zoetis, Inc.	264,600	8,538,642	0.9%
OTHER SECURITIES		37,007,823	3.9%
		83,817,998
Industrials - 9.6%
C.H. Robinson Worldwide, Inc. (L)	221,700	14,142,243	1.5%
Cintas Corp.	173,900	11,049,606	1.1%
ManpowerGroup, Inc.	133,100	11,293,535	1.2%
Southwest Airlines Company	709,300	19,051,798	2.0%
Textron, Inc.	590,100	22,594,928	2.3%
OTHER SECURITIES		15,031,088	1.5%
		93,163,198
Information Technology - 5.0%
Applied Materials, Inc.	708,500	15,976,675	1.7%
Broadcom Corp., Class A	375,400	13,934,848	1.4%
OTHER SECURITIES		18,314,186	1.9%
		48,225,709
Materials - 7.9%
Franco-Nevada Corp. (L)	142,600	8,185,418	0.8%
MeadWestvaco Corp.	213,800	9,462,788	1.0%
Newmont Mining Corp.	396,200	10,079,328	1.0%
Packaging Corp. of America	156,800	11,209,632	1.2%

Mid Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Materials (continued)
The Scotts Miracle-Gro
Company, Class A	144,700	$8,227,642	0.9%
Vulcan Materials Company	191,007	12,176,696	1.3%
OTHER SECURITIES		17,632,434	1.7%
		76,973,938
Telecommunication Services - 0.7%		6,888,758	0.7%
Utilities - 9.0%
Calpine Corp. (I)	338,500	8,059,685	0.8%
Dynegy, Inc. (I)	383,500	13,345,800	1.4%
FirstEnergy Corp.	499,811	17,353,438	1.8%
NRG Energy, Inc.	600,305	22,331,346	2.3%
PPL Corp.	279,700	9,937,741	1.0%
OTHER SECURITIES		16,527,564	1.7%
		87,555,574
TOTAL COMMON STOCKS (Cost $671,460,309)		$917,787,820
PREFERRED SECURITIES - 0.3%
Energy - 0.3%		2,555,029	0.3%
Financials - 0.0%
Weyerhaeuser Company (L)	6,600	374,550	0.0%
TOTAL PREFERRED SECURITIES (Cost $2,662,123)		$2,929,579
CONVERTIBLE BONDS - 0.5%
Financials - 0.1%		$987,676	0.1%
Industrials - 0.4%		3,796,524	0.4%
TOTAL CONVERTIBLE BONDS (Cost $4,241,543)		$4,784,200
SECURITIES LENDING COLLATERAL - 6.4%
John Hancock Collateral
Investment Trust, 0.0995% (W)(Y)	6,211,490	62,160,869	6.4%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $62,160,536)		$62,160,869
SHORT-TERM INVESTMENTS - 4.7%
Money Market Funds - 4.7%
T. Rowe Price Reserve Investment
Fund, 0.0553% (Y)	44,668,274	44,668,274	4.6%
OTHER SECURITIES		1,049,096	0.1%
		45,717,370
TOTAL SHORT-TERM
INVESTMENTS (Cost $45,717,370)		$45,717,370
Total Investments (Mid Value Trust)
(Cost $786,241,881) - 106.6%		$1,033,379,838	106.6%
Other Assets And Liabilities, Net - (6.6%)		(63,903,101)	(6.6)%
TOTAL NET ASSETS - 100.0%		$969,476,737	100.0%

Mutual Shares Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 86.3%
Consumer Discretionary - 9.2%
CBS Corp., Class B	121,382	$7,542,677	1.1%
General Motors Company	231,710	8,411,073	1.2%

The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Consumer Discretionary (continued)
Reed Elsevier PLC	565,029	$9,079,957	1.3%
Time Warner Cable, Inc.	72,800	10,723,440	1.6%
Twenty-First Century
Fox, Inc., Class B	357,616	12,241,196	1.8%
OTHER SECURITIES		15,245,329	2.2%
		63,243,672
Consumer Staples - 11.6%
Altria Group, Inc.	163,711	6,866,039	1.0%
British American Tobacco PLC	198,426	11,806,793	1.7%
Imperial Tobacco Group PLC	155,070	6,976,294	1.0%
Lorillard, Inc.	134,475	8,198,941	1.2%
PepsiCo, Inc.	80,216	7,166,497	1.0%
Tesco PLC	1,337,366	6,499,845	0.9%
The Kroger Company	179,101	8,852,962	1.3%
Walgreen Company	89,380	6,625,739	1.0%
OTHER SECURITIES		16,997,860	2.5%
		79,990,970
Energy - 11.2%
Apache Corp.	117,160	11,788,639	1.7%
Baker Hughes, Inc.	104,969	7,814,942	1.1%
BP PLC	658,383	5,797,666	0.8%
Marathon Oil Corp.	239,322	9,553,734	1.4%
Royal Dutch Shell PLC, A Shares	294,054	12,141,514	1.8%
Transocean, Ltd. (L)	132,650	5,973,230	0.9%
OTHER SECURITIES		24,061,148	3.5%
		77,130,873
Financials - 19.0%
ACE, Ltd.	96,502	10,007,257	1.5%
Alleghany Corp. (I)	15,534	6,805,756	1.0%
American International Group, Inc.	209,785	11,450,065	1.7%
Citigroup, Inc.	143,325	6,750,608	1.0%
JPMorgan Chase & Company	146,970	8,468,411	1.2%
MetLife, Inc.	118,880	6,604,973	1.0%
The PNC Financial
Services Group, Inc.	142,144	12,657,923	1.8%
White Mountains
Insurance Group, Ltd.	20,381	12,400,616	1.8%
OTHER SECURITIES		55,779,404	8.0%
		130,925,013
Health Care - 12.4%
AstraZeneca PLC	76,000	5,654,220	0.8%
AstraZeneca PLC, ADR	31,690	2,354,884	0.4%
Cigna Corp.	140,121	12,886,928	1.9%
Eli Lilly & Company	98,530	6,125,610	0.9%
Medtronic, Inc.	290,789	18,540,707	2.7%
Merck & Company, Inc.	305,940	17,698,629	2.6%
Teva Pharmaceutical
Industries, Ltd., ADR	254,525	13,342,201	1.9%
OTHER SECURITIES		8,701,310	1.2%
		85,304,489
Industrials - 4.1%
A.P. Moeller - Maersk A/S, Series B	4,075	10,131,606	1.5%
Huntington Ingalls Industries, Inc.	62,266	5,889,741	0.8%
OTHER SECURITIES		12,591,901	1.8%
		28,613,248
Information Technology - 10.8%
Apple, Inc.	191,800	17,823,974	2.6%
Cisco Systems, Inc.	332,390	8,259,892	1.2%
Hewlett-Packard Company	176,872	5,957,049	0.8%

Mutual Shares Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Information Technology (continued)
Microsoft Corp.	450,286	$18,776,926	2.7%
Symantec Corp.	417,490	9,560,521	1.4%
Xerox Corp.	768,284	9,557,453	1.4%
OTHER SECURITIES		4,766,713	0.7%
		74,702,528
Materials - 4.9%
Freeport-McMoRan Copper
& Gold, Inc.	244,826	8,936,149	1.3%
International Paper Company	176,972	8,931,777	1.3%
MeadWestvaco Corp.	142,103	6,289,479	0.9%
OTHER SECURITIES		9,589,209	1.4%
		33,746,614
Telecommunication Services - 1.7%
Vodafone Group PLC	2,428,506	8,116,743	1.2%
OTHER SECURITIES		3,592,577	0.5%
		11,709,320
Utilities - 1.4%
NRG Energy, Inc.	180,694	6,721,817	1.0%
OTHER SECURITIES		2,761,754	0.4%
		9,483,571
TOTAL COMMON STOCKS (Cost $429,652,225)		$594,850,298
CORPORATE BONDS - 3.3%
Consumer Discretionary - 0.6%
Clear Channel Communications, Inc.
9.000%, 12/15/2019	$3,977,000	$4,240,476	0.6%
OTHER SECURITIES		—	0.0%
		4,240,476
Energy - 0.5%		3,398,850	0.5%
Industrials - 0.5%		3,568,106	0.5%
Information Technology - 1.2%
Avaya, Inc.
7.000%, 04/01/2019 (S)	1,707,000	1,707,000	0.3%
Avaya, Inc.
10.500%, 03/01/2021 (S)	1,843,000	1,700,168	0.2%
OTHER SECURITIES		4,504,183	0.7%
		7,911,351
Utilities - 0.5%
Texas Competitive Electric Holdings
Company LLC
11.500%, 10/01/2020 (H)(S)	4,128,000	3,766,800	0.5%
TOTAL CORPORATE BONDS (Cost $22,113,745)		$22,885,583
TERM LOANS (M) - 3.1%
Consumer Discretionary - 1.7%
Clear Channel Communications, Inc.
3.800%, 01/29/2016	69,337	68,751	0.0%
Clear Channel Communications, Inc.
6.900%, 01/30/2019	4,025,467	4,005,340	0.6%
Clear Channel Communications, Inc.
7.650%, 07/30/2019	1,293,886	1,295,863	0.2%
OTHER SECURITIES		6,403,105	0.9%
		11,773,059
Energy - 0.0%		108,556	0.0%
Information Technology - 0.5%
Avaya, Inc.
4.727%, 10/26/2017	2,559,506	2,504,203	0.4%

The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
TERM LOANS (M) (continued)
Information Technology (continued)
Avaya, Inc.
6.500%, 03/30/2018	$624,830	$625,161	0.1%
		3,129,364
Utilities - 0.9%
Texas Competitive Electric Holdings
Company LLC
4.651%, 10/10/2017 (H)	7,542,867	6,222,865	0.9%
TOTAL TERM LOANS (Cost $20,949,622)		$21,233,844
Municipal Bonds 0.3%		1,800,500	0.3%
TOTAL MUNICIPAL BONDS (Cost $1,909,289)		$1,800,500
PREFERRED SECURITIES - 0.7%
Consumer Discretionary - 0.7%		4,822,409	0.7%
TOTAL PREFERRED SECURITIES (Cost $4,802,113)		$4,822,409
SECURITIES LENDING COLLATERAL - 1.6%
John Hancock Collateral
Investment Trust,
0.0995% (W)(Y)	1,103,574	11,043,902	1.6%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $11,043,782)		$11,043,902
SHORT-TERM INVESTMENTS - 3.5%
U.S. Government - 3.5%
0.026%, 07/24/2014 *	$2,000,000	$1,999,980	0.3%
0.030%, 07/03/2014 *	2,000,000	2,000,000	0.3%
0.030%, 07/10/2014 *	2,500,000	2,499,998	0.4%
0.040%, 10/30/2014 *	3,000,000	2,999,622	0.4%
0.046%, 10/23/2014 *	2,000,000	1,999,762	0.3%
0.050%, 10/09/2014 *	2,500,000	2,499,793	0.4%
0.050%, 10/16/2014 *	3,000,000	2,999,622	0.4%
0.055%, 10/02/2014 *	2,000,000	1,999,794	0.3%
0.070%, 08/21/2014 *	5,000,000	4,999,860	0.7%
		23,998,431
TOTAL SHORT-TERM
INVESTMENTS (Cost $23,997,661)		$23,998,431
Total Investments (Mutual Shares Trust)
(Cost $514,468,437) - 98.8%		$680,634,967	98.8%
Other Assets And Liabilities, Net - 1.2%		8,419,310	1.2%
TOTAL NET ASSETS - 100.0%		$689,054,277	100.0%

Natural Resources Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 97.8%
Energy - 62.9%
Anadarko Petroleum Corp.	18,952	$2,074,675	1.4%
Apache Corp.	34,289	3,450,159	2.3%
Baker Hughes, Inc.	36,920	2,748,694	1.8%
Beach Energy, Ltd.	1,726,744	2,733,944	1.8%
BG Group PLC	416,170	8,781,751	5.8%
BP PLC, ADR	114,118	6,019,725	4.0%
Cabot Oil & Gas Corp.	61,280	2,092,099	1.4%
Chevron Corp.	23,769	3,103,043	2.1%

Natural Resources Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Energy (continued)
Cimarex Energy Company	12,440	$1,784,642	1.2%
Cobalt International Energy, Inc. (I)	52,132	956,622	0.6%
CONSOL Energy, Inc.	54,518	2,511,644	1.7%
Enbridge, Inc. (L)	85,274	4,047,957	2.7%
Energen Corp.	19,330	1,718,050	1.1%
EOG Resources, Inc.	30,607	3,576,734	2.4%
Exxon Mobil Corp.	15,779	1,588,630	1.1%
Galp Energia SGPS SA	179,331	3,287,067	2.2%
Halliburton Company	43,535	3,091,420	2.0%
Imperial Oil, Ltd.	101,311	5,331,998	3.5%
Oil Search, Ltd.	364,728	3,327,949	2.2%
Ophir Energy PLC (I)	534,720	2,011,407	1.3%
Patterson-UTI Energy, Inc.	82,834	2,894,220	1.9%
PetroChina Company, Ltd., H Shares	2,321,790	2,917,774	1.9%
Petroleo Brasileiro
Sponsored SA, ADR	178,510	2,791,896	1.8%
Phillips 66	34,750	2,794,942	1.9%
Pioneer Natural Resources Company	19,140	4,398,563	2.9%
Royal Dutch Shell PLC, Class A	259,725	10,732,548	7.1%
Southwestern Energy Company (I)	38,921	1,770,516	1.2%
Tullow Oil PLC	167,573	2,444,679	1.6%
		94,983,348
Industrials - 5.7%
Caterpillar, Inc.	22,100	2,401,607	1.6%
KBR, Inc.	154,365	3,681,605	2.4%
Vallourec SA	58,204	2,609,058	1.7%
		8,692,270
Information Technology - 2.0%
First Solar, Inc. (I)	41,603	2,956,309	2.0%
Materials - 27.2%
Allegheny Technologies, Inc.	63,627	2,869,578	1.9%
Anglo American PLC	182,875	4,481,966	3.0%
Barrick Gold Corp.	34,300	628,107	0.4%
BHP Billiton PLC	35,634	1,158,426	0.8%
First Quantum Minerals, Ltd.	240,957	5,153,122	3.4%
Fortescue Metals Group, Ltd.	884,858	3,654,593	2.4%
JSR Corp.	113,400	1,946,853	1.3%
Medusa Mining, Ltd. (I)	561,130	991,909	0.6%
Mongolian Mining Corp. (I)	6,974,060	440,709	0.3%
New Gold, Inc. (I)	307,111	1,956,297	1.3%
POSCO, ADR (L)	38,390	2,857,752	1.9%
Rio Tinto PLC	171,239	9,245,923	6.1%
The Mosaic Company	43,681	2,160,025	1.4%
Vale SA, ADR (L)	244,430	3,233,809	2.1%
Vedanta Resources PLC	6,269	118,894	0.1%
Western Areas, Ltd.	62,376	272,367	0.2%
		41,170,330
TOTAL COMMON STOCKS (Cost $135,480,151)		$147,802,257
SECURITIES LENDING COLLATERAL - 3.4%
John Hancock Collateral
Investment Trust,
0.0995% (W)(Y)	515,700	5,160,812	3.4%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $5,160,769)		$5,160,812

The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Natural Resources Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SHORT-TERM INVESTMENTS - 2.3%
Repurchase Agreement - 2.3%
Deutsche Bank Tri-Party Repurchase
Agreement dated 06/30/2014 at
0.100% to be repurchased at
$3,400,009 on 07/01/2014,
collateralized by $3,159,783
Government National Mortgage
Association, 4.500% due
07/20/2041 (valued at $3,468,000
including interest)	$3,400,000	$3,400,000	2.3%
TOTAL SHORT-TERM
INVESTMENTS (Cost $3,400,000)		$3,400,000
Total Investments (Natural Resources Trust)
(Cost $144,040,920) - 103.5%		$156,363,069	103.5%
Other Assets And Liabilities, Net - (3.5%)		(5,258,502)	(3.5)%
TOTAL NET ASSETS - 100.0%		$151,104,567	100.0%

Real Estate Securities Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 99.0%
Financials - 99.0%
Real Estate Investment Trusts - 99.0%
Diversified REITs - 8.9%
Duke Realty Corp.	689,571	$12,522,610	3.0%
Spirit Realty Capital, Inc.	946,764	10,755,239	2.6%
Vornado Realty Trust	130,292	13,906,065	3.3%
		37,183,914
Industrial REITs - 4.1%
DCT Industrial Trust, Inc.	459,656	3,773,776	0.9%
First Industrial Realty Trust, Inc.	228,864	4,311,798	1.0%
Prologis, Inc.	227,380	9,343,044	2.2%
		17,428,618
Office REITs - 17.0%
Alexandria Real Estate Equities, Inc.	106,381	8,259,420	2.0%
Boston Properties, Inc.	153,968	18,195,938	4.3%
Brandywine Realty Trust	258,770	4,036,812	1.0%
Digital Realty Trust, Inc.	103,749	6,050,642	1.4%
Douglas Emmett, Inc.	375,211	10,588,454	2.5%
Kilroy Realty Corp.	54,124	3,370,843	0.8%
Lexington Realty Trust	793,961	8,741,511	2.1%
Mack-Cali Realty Corp.	51,573	1,107,788	0.3%
SL Green Realty Corp.	99,292	10,863,538	2.6%
		71,214,946
Real Estate Operating Companies - 1.0%
American Realty
Capital Properties, Inc.	324,269	4,063,091	1.0%
Residential REITs - 16.4%
American
Campus Communities, Inc.	161,279	6,167,309	1.5%
Apartment Investment &
Management Company, Class A	216,589	6,989,327	1.7%
AvalonBay Communities, Inc.	116,796	16,607,223	3.9%
Equity Residential	274,902	17,318,826	4.1%
Essex Property Trust, Inc.	64,788	11,979,949	2.8%
Home Properties, Inc.	52,302	3,345,236	0.8%

Real Estate Securities Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Residential REITs (continued)
Post Properties, Inc.	124,753	$6,669,295	1.6%
		69,077,165
Retail REITs - 25.4%
Acadia Realty Trust	121,524	3,413,609	0.8%
DDR Corp.	348,892	6,150,966	1.5%
Federal Realty Investment Trust	81,628	9,870,458	2.4%
General Growth Properties, Inc.	605,742	14,271,282	3.4%
Glimcher Realty Trust	340,283	3,685,265	0.9%
National Retail Properties, Inc.	296,011	11,008,649	2.6%
Regency Centers Corp.	123,416	6,871,803	1.6%
Retail Properties of
America, Inc., Class A	300,561	4,622,628	1.1%
Simon Property Group, Inc.	222,457	36,990,150	8.8%
The Macerich Company	145,589	9,718,066	2.3%
		106,602,876
Specialized REITs - 26.2%
Chesapeake Lodging Trust	141,056	4,264,123	1.0%
CubeSmart	349,716	6,406,797	1.5%
DiamondRock Hospitality Company	418,939	5,370,798	1.3%
Extra Space Storage, Inc.	109,143	5,811,865	1.4%
HCP, Inc.	391,200	16,187,856	3.8%
Health Care REIT, Inc.	240,833	15,093,004	3.6%
Healthcare Realty Trust, Inc.	193,178	4,910,585	1.2%
Host Hotels & Resorts, Inc.	263,514	5,799,943	1.4%
LaSalle Hotel Properties	78,393	2,766,489	0.7%
Public Storage	69,601	11,926,131	2.8%
RLJ Lodging Trust	162,955	4,707,770	1.1%
Senior Housing Properties Trust	237,835	5,777,012	1.4%
Strategic Hotels & Resorts, Inc. (I)	478,340	5,601,361	1.3%
Sunstone Hotel Investors, Inc.	312,838	4,670,671	1.1%
Ventas, Inc.	169,896	10,890,334	2.6%
		110,184,739
TOTAL COMMON STOCKS (Cost $379,199,787)		$415,755,349
SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreement - 0.7%
Repurchase Agreement with State
Street Corp. dated 06/30/2014 at
0.000% to be repurchased at
$3,051,000 on 07/01/2014,
collateralized by $3,110,000
U.S Treasury Notes, 2.000% due
02/28/2021 (valued at $3,116,528,
including interest)	$3,051,000	$3,051,000	0.7%
TOTAL SHORT-TERM
INVESTMENTS (Cost $3,051,000)		$3,051,000
Total Investments (Real Estate Securities Trust)
(Cost $382,250,787) - 99.7%		$418,806,349	99.7%
Other Assets And Liabilities, Net - 0.3%		1,074,050	0.3%
TOTAL NET ASSETS - 100.0%		$419,880,399	100.0%

The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Science & Technology Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 94.6%
Consumer Discretionary - 12.4%
Amazon.com, Inc. (I)	58,605	$19,033,732	4.1%
Ctrip.com
International, Ltd., ADR (I)(L)	59,600	3,816,784	0.8%
Tesla Motors, Inc. (I)	37,850	9,086,271	2.0%
The Priceline Group, Inc. (I)	6,615	7,957,845	1.7%
Twenty-First Century
Fox, Inc., Class A	83,700	2,942,055	0.6%
OTHER SECURITIES		14,552,073	3.2%
		57,388,760
Health Care - 3.0%
Intuitive Surgical, Inc. (I)	10,600	4,365,082	1.0%
Veeva Systems, Inc., Class A (I)(L)	116,500	2,964,925	0.6%
OTHER SECURITIES		6,341,051	1.4%
		13,671,058
Industrials - 0.7%		2,966,287	0.7%
Information Technology - 76.7%
Activision Blizzard, Inc.	141,115	3,146,865	0.7%
Akamai Technologies, Inc. (I)	49,620	3,029,797	0.6%
Altera Corp.	201,000	6,986,760	1.5%
Apple, Inc.	264,020	24,535,379	5.3%
Applied Materials, Inc.	166,405	3,752,433	0.8%
ARM Holdings PLC, ADR	75,100	3,397,524	0.7%
Aruba Networks, Inc. (I)	212,615	3,725,015	0.8%
ASML Holding NV (L)	51,100	4,766,097	1.0%
Aspen Technology, Inc. (I)	103,505	4,802,632	1.0%
Atmel Corp. (I)	309,200	2,897,204	0.6%
Autodesk, Inc. (I)	112,277	6,330,177	1.4%
Avago Technologies, Ltd.	75,990	5,476,599	1.2%
Baidu, Inc., ADR (I)	46,050	8,602,601	1.9%
Check Point
Software Technologies, Ltd. (I)(L)	50,900	3,411,827	0.7%
Cisco Systems, Inc.	243,650	6,054,703	1.3%
Citrix Systems, Inc. (I)	58,400	3,652,920	0.8%
Dell, Inc.	458,900	6,309,875	1.4%
F5 Networks, Inc. (I)	26,630	2,967,647	0.6%
Facebook, Inc., Class A (I)	165,045	11,105,878	2.4%
Google, Inc., Class A (I)	19,585	11,450,762	2.5%
Google, Inc., Class C (I)	19,775	11,376,162	2.5%
Hewlett-Packard Company	179,135	6,033,267	1.3%
Lam Research Corp.	72,900	4,926,582	1.1%
LinkedIn Corp., Class A (I)	51,600	8,847,852	1.9%
MediaTek, Inc.	308,000	5,209,908	1.1%
Mellanox Technologies, Ltd. (I)(L)	91,000	3,172,260	0.7%
Micron Technology, Inc. (I)	254,000	8,369,300	1.8%
Microsoft Corp.	491,560	20,498,052	4.4%
Oracle Corp.	168,745	6,839,235	1.5%
QUALCOMM, Inc.	43,105	3,413,916	0.7%
Rackspace Hosting, Inc. (I)	118,400	3,985,344	0.9%
Red Hat, Inc. (I)	165,600	9,152,712	2.0%
SanDisk Corp.	73,415	7,666,728	1.7%
Seagate Technology PLC	76,570	4,350,707	0.9%
ServiceNow, Inc. (I)	147,800	9,157,688	2.0%
SK Hynix, Inc. (I)	64,665	3,105,075	0.7%
Stratasys, Ltd. (I)(L)	38,600	4,386,118	0.9%
Taiwan Semiconductor
Manufacturing Company, Ltd.	391,000	1,654,533	0.4%
Taiwan Semiconductor
Manufacturing
Company, Ltd., ADR	162,540	3,476,731	0.7%
VeriSign, Inc. (I)	72,200	3,524,082	0.8%
Visa, Inc., Class A	16,135	3,399,806	0.7%
Western Digital Corp.	145,210	13,402,883	2.9%

Science & Technology Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Information Technology (continued)
OTHER SECURITIES		$82,929,220	17.9%
		355,280,856
Telecommunication Services - 1.8%
SoftBank Corp.	70,300	5,238,963	1.1%
OTHER SECURITIES		3,154,694	0.7%
		8,393,657
TOTAL COMMON STOCKS (Cost $361,357,003)		$437,700,618
PREFERRED SECURITIES - 0.5%
Information Technology - 0.5%		2,250,096	0.5%
TOTAL PREFERRED SECURITIES (Cost $1,198,112)		$2,250,096
SECURITIES LENDING COLLATERAL - 7.6%
John Hancock Collateral
Investment Trust,
0.0995% (Y)(W)	3,520,941	35,235,464	7.6%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $35,235,170)		$35,235,464
SHORT-TERM INVESTMENTS - 4.9%
Money Market Funds - 3.7%
T.Rowe Price Prime Reserve
Fund, 0.0553% (Y)	15,542,679	15,542,679	3.4%
OTHER SECURITIES		1,623,787	0.3%
		17,166,466
Repurchase Agreement - 1.2%
Repurchase Agreement with State
Street Corp. dated 06/30/2014 at
0.000% to be repurchased at
$5,671,000 on 07/01/2014,
collateralized by $4,600,000
U.S. Treasury Bonds, 4.625% due
02/15/2040 (valued at $5,784,500,
including interest)	$5,671,000	$5,671,000	1.2%
TOTAL SHORT-TERM
INVESTMENTS (Cost $22,837,466)		$22,837,466
Total Investments (Science & Technology Trust)
(Cost $420,627,751) - 107.6%		$498,023,644	107.6%
Other Assets And Liabilities, Net - (7.6%)		(35,013,396)	(7.6)%
TOTAL NET ASSETS - 100.0%		$463,010,248	100.0%

Small Cap Growth Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 97.7%
Consumer Discretionary - 15.0%
Bloomin’ Brands, Inc. (I)	340,821	$7,644,615	1.4%
Buffalo Wild Wings, Inc. (I)	43,160	7,152,044	1.3%
HSN, Inc.	116,962	6,928,829	1.3%
IMAX Corp. (I)(L)	209,270	5,960,010	1.1%
Red Robin Gourmet Burgers, Inc. (I)	84,058	5,984,930	1.1%
Samsonite International SA	1,577,700	5,200,730	1.0%
Standard Pacific Corp. (I)	661,064	5,685,150	1.0%
Tenneco, Inc. (I)	107,697	7,075,693	1.3%
Vince Holding Corp. (I)	148,701	5,445,431	1.0%

The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Consumer Discretionary (continued)
OTHER SECURITIES		$24,487,570	4.5%
		81,565,002
Consumer Staples - 2.4%
Spectrum Brands Holdings, Inc.	62,432	5,371,025	1.0%
OTHER SECURITIES		7,757,072	1.4%
		13,128,097
Energy - 4.8%
Athlon Energy, Inc. (I)	146,031	6,965,679	1.3%
Diamondback Energy, Inc. (I)	70,802	6,287,218	1.1%
Laredo Petroleum, Inc. (I)(L)	189,464	5,869,595	1.1%
OTHER SECURITIES		7,195,780	1.3%
		26,318,272
Financials - 7.9%
HFF, Inc., Class A	153,692	5,715,800	1.0%
Kennedy-Wilson Holdings, Inc.	238,630	6,400,057	1.2%
PacWest Bancorp	150,208	6,484,479	1.2%
Virtus Investment Partners, Inc. (I)	28,520	6,039,110	1.1%
OTHER SECURITIES		18,434,594	3.4%
		43,074,040
Health Care - 17.4%
Acadia
Healthcare Company, Inc. (I)(L)	138,928	6,321,224	1.2%
Covance, Inc. (I)	69,744	5,968,692	1.1%
Cubist Pharmaceuticals, Inc. (I)	76,551	5,344,791	1.0%
DexCom, Inc. (I)	162,033	6,426,229	1.2%
ExamWorks Group, Inc. (I)	166,599	5,286,186	1.0%
HeartWare International, Inc. (I)	75,414	6,674,139	1.2%
Insulet Corp. (I)	158,461	6,286,148	1.2%
Team Health Holdings, Inc. (I)	135,678	6,775,759	1.2%
OTHER SECURITIES		45,928,263	8.3%
		95,011,431
Industrials - 20.5%
Acuity Brands, Inc.	47,619	6,583,327	1.2%
Altra Industrial Motion Corp.	220,897	8,038,442	1.5%
Applied Industrial Technologies, Inc.	146,571	7,435,547	1.4%
Armstrong World Industries, Inc. (I)	119,298	6,851,284	1.2%
Clean Harbors, Inc. (I)	125,832	8,084,706	1.5%
DigitalGlobe, Inc. (I)	207,295	5,762,801	1.1%
HD Supply Holdings, Inc. (I)	194,056	5,509,250	1.0%
Landstar System, Inc.	83,653	5,353,792	1.0%
Moog, Inc., Class A (I)	75,812	5,525,937	1.0%
Swift Transportation Company (I)	270,393	6,822,015	1.2%
TrueBlue, Inc. (I)	207,737	5,727,309	1.0%
WESCO International, Inc. (I)(L)	73,708	6,366,897	1.2%
OTHER SECURITIES		33,668,457	6.2%
		111,729,764
Information Technology - 26.9%
Bankrate, Inc. (I)	379,850	6,662,569	1.2%
Cognex Corp.	156,758	6,019,507	1.1%
Constant Contact, Inc. (I)	200,604	6,441,394	1.2%
Dealertrack Technologies, Inc. (I)	115,719	5,246,699	1.0%
FleetMatics Group PLC (I)(L)	215,243	6,960,959	1.3%
Heartland Payment Systems, Inc. (L)	147,423	6,075,302	1.1%
Shutterstock, Inc. (I)(L)	66,343	5,505,142	1.0%
Tyler Technologies, Inc. (I)	66,103	6,029,255	1.1%
Verint Systems, Inc. (I)	123,778	6,071,311	1.1%
Virtusa Corp. (I)	160,965	5,762,547	1.1%
Web.com Group, Inc. (I)	289,718	8,364,159	1.5%
WEX, Inc. (I)	58,902	6,182,943	1.1%

Small Cap Growth Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Information Technology (continued)
OTHER SECURITIES		$71,647,109	13.1%
		146,968,896
Materials - 2.8%
Platform Specialty Products Corp. (I)	266,863	7,480,170	1.4%
OTHER SECURITIES		7,614,414	1.4%
		15,094,584
TOTAL COMMON STOCKS (Cost $442,080,394)		$532,890,086
PREFERRED SECURITIES - 2.0%
Consumer Discretionary - 0.5%		2,840,127	0.5%
Information Technology - 1.5%		8,013,307	1.5%
TOTAL PREFERRED SECURITIES (Cost $8,921,443)		$10,853,434
SECURITIES LENDING COLLATERAL - 12.9%
John Hancock Collateral
Investment Trust, 0.0995% (W)(Y)	7,051,405	70,566,231	12.9%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $70,565,539)		$70,566,231
Total Investments (Small Cap Growth Trust)
(Cost $521,567,376) - 112.6%		$614,309,751	112.6%
Other Assets And Liabilities, Net - (12.6%)		(68,886,895)	(12.6)%
TOTAL NET ASSETS - 100.0%		$545,422,856	100.0%

Small Cap Index Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 98.2%
Consumer Discretionary - 12.9%
Brunswick Corp.	22,797	$960,438	0.2%
Dana Holding Corp.	38,499	940,146	0.2%
Restoration
Hardware Holdings, Inc. (I)	8,636	803,580	0.2%
Tenneco, Inc. (I)	14,907	979,390	0.2%
OTHER SECURITIES		53,106,574	12.1%
		56,790,128
Consumer Staples - 3.1%
Darling International, Inc. (I)	40,391	844,172	0.2%
United Natural Foods, Inc. (I)	12,148	790,835	0.2%
OTHER SECURITIES		11,880,601	2.7%
		13,515,608
Energy - 6.2%
Carrizo Oil & Gas, Inc. (I)	11,172	773,773	0.2%
Diamondback Energy, Inc. (I)	9,376	832,589	0.2%
Kodiak Oil & Gas Corp. (I)	65,444	952,210	0.2%
Rosetta Resources, Inc. (I)	15,107	828,619	0.2%
SemGroup Corp., Class A	10,458	824,613	0.2%
OTHER SECURITIES		23,213,741	5.2%
		27,425,545
Financials - 22.5%
CNO Financial Group, Inc.	53,469	951,748	0.2%
FirstMerit Corp.	40,084	791,659	0.2%
Highwoods Properties, Inc.	21,609	906,498	0.2%
Investors Bancorp, Inc.	86,525	956,101	0.2%
LaSalle Hotel Properties	25,524	900,742	0.2%

The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Financials (continued)
MGIC Investment Corp. (I)	83,567	$772,159	0.2%
Prosperity Bancshares, Inc.	16,728	1,047,173	0.3%
RLJ Lodging Trust	31,830	919,569	0.2%
OTHER SECURITIES		91,719,532	20.8%
		98,965,181
Health Care - 13.0%
Cepheid, Inc. (I)	17,169	823,082	0.2%
HealthSouth Corp.	21,489	770,810	0.2%
InterMune, Inc. (I)	24,362	1,075,582	0.3%
Isis Pharmaceuticals, Inc. (I)(L)	28,973	998,120	0.2%
NPS Pharmaceuticals, Inc. (I)	26,224	866,703	0.2%
Pacira Pharmaceuticals, Inc. (I)(L)	8,779	806,439	0.2%
STERIS Corp.	14,424	771,396	0.2%
Team Health Holdings, Inc. (I)	17,209	859,417	0.2%
WellCare Health Plans, Inc. (I)	10,739	801,774	0.2%
OTHER SECURITIES		49,536,952	11.1%
		57,310,275
Industrials - 13.9%
Curtiss-Wright Corp.	11,828	775,444	0.2%
EnerSys, Inc.	11,385	783,174	0.2%
Esterline Technologies Corp. (I)	7,806	898,627	0.2%
Generac Holdings, Inc. (I)	16,858	821,659	0.2%
HEICO Corp.	16,426	853,166	0.2%
Middleby Corp. (I)	9,510	786,667	0.2%
Moog, Inc., Class A (I)	10,901	794,574	0.2%
Teledyne Technologies, Inc. (I)	9,179	891,923	0.2%
Woodward, Inc.	16,253	815,576	0.2%
OTHER SECURITIES		53,838,581	12.1%
		61,259,391
Information Technology - 17.5%
Aspen Technology, Inc. (I)	22,591	1,048,222	0.2%
Belden, Inc.	10,669	833,889	0.2%
Cognex Corp.	21,313	818,419	0.2%
FEI Company	10,346	938,693	0.2%
Synaptics, Inc. (I)(L)	8,811	798,629	0.2%
The Ultimate
Software Group, Inc. (I)	6,964	962,216	0.2%
WEX, Inc. (I)	9,488	995,955	0.2%
OTHER SECURITIES		70,952,648	16.1%
		77,348,671
Materials - 5.0%
Axiall Corp.	17,190	812,571	0.2%
Graphic Packaging
Holding Company (I)	79,758	933,169	0.2%
PolyOne Corp.	23,180	976,805	0.2%
OTHER SECURITIES		19,256,281	4.4%
		21,978,826
Telecommunication Services - 0.8%		3,487,825	0.8%
Utilities - 3.3%
Cleco Corp.	14,584	859,727	0.2%
Dynegy, Inc. (I)	24,693	859,316	0.2%
OTHER SECURITIES		12,824,768	2.9%
		14,543,811
TOTAL COMMON STOCKS (Cost $283,969,126)		$432,625,261
Rights 0.0%		1,485	0.0%
TOTAL RIGHTS (Cost $28,479)		$1,485

Small Cap Index Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Warrants 0.0%		$9,343	0.0%
TOTAL WARRANTS (Cost $0)		$9,343
SECURITIES LENDING COLLATERAL - 12.3%
John Hancock Collateral
Investment Trust,
0.0995% (W)(Y)	5,396,718	54,007,115	12.3%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $54,005,203)		$54,007,115
SHORT-TERM INVESTMENTS - 1.4%
Repurchase Agreement - 1.4%
Repurchase Agreement with State
Street Corp. dated 06/30/2014 at
0.000% to be repurchased at
$6,298,000 on 07/01/2014,
collateralized by $6,370,000
U.S. Treasury Bonds, 3.375% due
05/15/2044 (valued at $6,425,738,
including interest)	$6,298,000	$6,298,000	1.4%
TOTAL SHORT-TERM
INVESTMENTS (Cost $6,298,000)		$6,298,000
Total Investments (Small Cap Index Trust)
(Cost $344,300,808) - 111.9%		$492,941,204	111.9%
Other Assets And Liabilities, Net - (11.9%)		(52,364,298)	(11.9)%
TOTAL NET ASSETS - 100.0%		$440,576,906	100.0%

Small Cap Opportunities Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 98.8%
Consumer Discretionary - 11.6%
Columbia Sportswear Company	23,541	$1,945,664	0.7%
Papa John’s International, Inc.	37,179	1,576,018	0.5%
Penske Automotive Group, Inc.	37,901	1,876,100	0.6%
Red Robin Gourmet Burgers, Inc. (I)	22,947	1,633,826	0.6%
TRW Automotive Holdings Corp. (I)	19,131	1,712,607	0.6%
OTHER SECURITIES		26,270,479	8.6%
		35,014,694
Consumer Staples - 2.0%		5,868,776	2.0%
Energy - 10.2%
Helix Energy
Solutions Group, Inc. (I)	68,745	1,808,681	0.6%
Precision Drilling Corp.	132,573	1,877,234	0.6%
Scorpio Tankers, Inc.	174,922	1,778,957	0.6%
Ultra Petroleum Corp. (I)	62,845	1,865,868	0.6%
OTHER SECURITIES		23,488,713	7.8%
		30,819,453
Financials - 22.2%
American Financial Group, Inc.	39,235	2,336,837	0.8%
BancorpSouth, Inc.	67,556	1,659,851	0.6%
E*TRADE Financial Corp. (I)	125,260	2,663,028	0.9%
East West Bancorp, Inc.	45,534	1,593,235	0.5%
Evercore Partners, Inc., Class A	27,442	1,581,757	0.5%
Glacier Bancorp, Inc.	59,072	1,676,463	0.6%
Iberiabank Corp.	24,701	1,709,062	0.6%

The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Financials (continued)
Janus Capital Group, Inc.	127,736	$1,594,145	0.5%
Jones Lang LaSalle, Inc.	13,631	1,722,822	0.6%
LaSalle Hotel Properties	47,411	1,673,134	0.6%
PacWest Bancorp	39,597	1,709,402	0.6%
StanCorp Financial Group, Inc.	26,407	1,690,048	0.6%
OTHER SECURITIES		45,137,410	14.8%
		66,747,194
Health Care - 9.5%
Alere, Inc. (I)	55,289	2,068,914	0.7%
Community Health Systems, Inc. (I)	44,768	2,031,124	0.7%
ICON PLC (I)	36,172	1,704,063	0.6%
Impax Laboratories, Inc. (I)	62,580	1,876,774	0.6%
Kindred Healthcare, Inc.	70,940	1,638,714	0.6%
LifePoint Hospitals, Inc. (I)	32,495	2,017,940	0.7%
OTHER SECURITIES		17,107,916	5.6%
		28,445,445
Industrials - 17.3%
Apogee Enterprises, Inc.	48,616	1,694,754	0.6%
Dycom Industries, Inc. (I)	54,001	1,690,771	0.6%
EnerSys, Inc.	28,682	1,973,035	0.7%
Landstar System, Inc.	25,061	1,603,904	0.5%
Old Dominion Freight Line, Inc. (I)	34,227	2,179,575	0.7%
Primoris Services Corp.	54,872	1,582,508	0.5%
TriMas Corp. (I)	41,156	1,569,278	0.5%
Waste Connections, Inc.	35,137	1,705,901	0.6%
Watts Water
Technologies, Inc., Class A	29,965	1,849,739	0.6%
OTHER SECURITIES		36,272,116	12.0%
		52,121,581
Information Technology - 17.3%
ARRIS Group, Inc. (I)	61,693	2,006,873	0.7%
CACI International, Inc., Class A (I)	24,970	1,753,144	0.6%
Cadence Design Systems, Inc. (I)	91,157	1,594,336	0.5%
Cray, Inc. (I)	70,578	1,877,375	0.6%
Integrated Device Technology, Inc. (I)	102,118	1,578,744	0.5%
Jack Henry & Associates, Inc.	27,699	1,646,152	0.6%
MicroStrategy, Inc., Class A (I)	11,211	1,576,491	0.5%
Sanmina Corp. (I)	88,277	2,010,950	0.7%
Tech Data Corp. (I)	30,977	1,936,682	0.7%
OTHER SECURITIES		36,131,477	11.9%
		52,112,224
Materials - 6.8%
Eagle Materials, Inc.	18,814	1,773,784	0.6%
Graphic Packaging
Holding Company (I)	208,117	2,434,969	0.8%
Haynes International, Inc.	31,497	1,782,415	0.6%
Minerals Technologies, Inc.	30,127	1,975,729	0.7%
OTHER SECURITIES		12,597,049	4.1%
		20,563,946
Telecommunication Services - 0.8%		2,411,043	0.8%
Utilities - 1.1%
UGI Corp.	52,275	2,639,888	0.9%
OTHER SECURITIES		653,589	0.2%
		3,293,477
TOTAL COMMON STOCKS (Cost $233,757,929)		$297,397,833
Warrants 0.0%		1,669	0.0%
TOTAL WARRANTS (Cost $855)		$1,669

Small Cap Opportunities Trust (continued)

Shares or		% of
Principal		Net
Amount	Value	Assets
SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%	1,344,624	0.4%
TOTAL SHORT-TERM
INVESTMENTS (Cost $1,344,624)	$1,344,624
Total Investments (Small Cap Opportunities Trust)
(Cost $235,103,408) - 99.2%	$298,744,126	99.2%
Other Assets And Liabilities, Net - 0.8%	2,420,280	0.8%
TOTAL NET ASSETS - 100.0%	$301,164,406	100.0%

Small Cap Value Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 96.3%
Consumer Discretionary - 11.2%
Ascena Retail Group, Inc. (I)	781,300	$13,360,230	1.8%
Fred’s, Inc., Class A	670,742	10,255,645	1.3%
Helen of Troy, Ltd. (I)	307,480	18,642,512	2.5%
Matthews
International Corp., Class A (L)	285,210	11,856,180	1.6%
Stage Stores, Inc.	514,529	9,616,547	1.3%
The Cato Corp., Class A	516,196	15,950,456	2.1%
OTHER SECURITIES		5,382,216	0.6%
		85,063,786
Consumer Staples - 3.3%
Casey’s General Stores, Inc.	146,550	10,301,000	1.3%
OTHER SECURITIES		15,019,581	2.0%
		25,320,581
Energy - 6.7%
Diamondback Energy, Inc. (I)	153,941	13,669,961	1.8%
Era Group, Inc. (I)	278,997	8,001,634	1.1%
Scorpio Tankers, Inc.	1,525,880	15,518,200	2.0%
SEACOR Holdings, Inc. (I)	109,698	9,022,661	1.2%
OTHER SECURITIES		4,455,184	0.6%
		50,667,640
Financials - 20.7%
Education Realty Trust, Inc.	711,960	7,646,450	1.0%
First Midwest Bancorp, Inc.	691,341	11,773,537	1.6%
Hancock Holding Company	235,210	8,307,617	1.1%
International Bancshares Corp.	525,574	14,190,498	1.9%
MB Financial, Inc.	308,918	8,356,232	1.1%
Northwest Bancshares, Inc.	785,180	10,654,893	1.4%
Platinum
Underwriters Holdings, Ltd.	116,479	7,553,663	1.0%
Primerica, Inc.	279,600	13,378,860	1.8%
Webster Financial Corp.	461,760	14,563,910	1.9%
OTHER SECURITIES		60,332,339	7.9%
		156,757,999
Health Care - 12.1%
Allscripts
Healthcare Solutions, Inc. (I)	538,430	8,641,802	1.1%
Amsurg Corp. (I)	173,840	7,921,889	1.1%
Charles River
Laboratories International, Inc. (I)	290,980	15,573,250	2.1%
Haemonetics Corp. (I)	232,850	8,214,948	1.1%
ICON PLC (I)	207,840	9,791,342	1.3%
ICU Medical, Inc. (I)	240,040	14,596,832	1.9%
STERIS Corp.	187,650	10,035,522	1.3%

The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Health Care (continued)
OTHER SECURITIES		$16,912,170	2.2%
		91,687,755
Industrials - 18.4%
ACCO Brands Corp. (I)	1,217,050	7,801,291	1.0%
Albany International Corp., Class A	397,964	15,106,713	2.0%
Cubic Corp.	274,330	12,210,428	1.6%
ESCO Technologies, Inc.	263,102	9,113,853	1.2%
FTI Consulting, Inc. (I)	211,570	8,001,577	1.1%
G&K Services, Inc., Class A	270,710	14,095,870	1.9%
GATX Corp.	234,340	15,686,720	2.1%
Mueller Industries, Inc.	559,580	16,457,248	2.2%
SP Plus Corp. (I)	435,838	9,322,575	1.2%
United Stationers, Inc.	368,168	15,267,927	2.0%
OTHER SECURITIES		16,531,169	2.1%
		139,595,371
Information Technology - 12.7%
Belden, Inc.	374,779	29,292,727	3.9%
Diebold, Inc.	306,340	12,305,678	1.6%
Forrester Research, Inc.	286,113	10,837,960	1.4%
ScanSource, Inc. (I)	251,150	9,563,792	1.3%
OTHER SECURITIES		34,416,469	4.5%
		96,416,626
Materials - 7.2%
Deltic Timber Corp.	159,486	9,636,144	1.3%
Greif, Inc., Class A	152,970	8,346,043	1.1%
Innospec, Inc.	199,070	8,593,852	1.1%
Koppers Holdings, Inc.	231,645	8,860,421	1.2%
Sensient Technologies Corp.	188,500	10,503,220	1.4%
Zep, Inc.	457,750	8,083,865	1.0%
OTHER SECURITIES		674,657	0.1%
		54,698,202
Utilities - 4.0%
The Laclede Group, Inc.	155,980	7,572,829	1.0%
UNS Energy Corp.	126,000	7,611,660	1.0%
OTHER SECURITIES		14,691,879	2.0%
		29,876,368
TOTAL COMMON STOCKS (Cost $500,171,092)		$730,084,328
SECURITIES LENDING COLLATERAL - 1.0%
John Hancock Collateral
Investment Trust,
0.0995% (W)(Y)	759,662	7,602,246	1.0%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $7,602,126)		$7,602,246

Small Cap Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SHORT-TERM INVESTMENTS - 3.9%
Repurchase Agreement - 3.9%
Bank of America Tri-Party
Repurchase Agreement dated
06/30/2014 at 0.100% to be
repurchased at $29,500,082 on
07/01/2014, collateralized by
$28,701,791 Government National
Mortgage Association, 3.000%,
due 10/20/2028 (valued at
$30,090,001, including interest) $	29,500,000	$29,500,000	3.9%
TOTAL SHORT-TERM
INVESTMENTS (Cost $29,500,000)		$29,500,000
Total Investments (Small Cap Value Trust)
(Cost $537,273,218) - 101.2%		$767,186,574	101.2%
Other Assets And Liabilities, Net - (1.2%)		(8,759,512)	(1.2)%
TOTAL NET ASSETS - 100.0%		$758,427,062	100.0%

Small Company Growth Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 98.4%
Consumer Discretionary - 12.0%
G-III Apparel Group, Ltd. (I)	15,771	$1,287,860	0.9%
Group 1 Automotive, Inc.	14,544	1,226,205	0.8%
Jack in the Box, Inc.	29,120	1,742,541	1.2%
Tenneco, Inc. (I)	19,447	1,277,659	0.9%
OTHER SECURITIES		12,231,803	8.2%
		17,766,068
Consumer Staples - 2.2%
Lancaster Colony Corp.	13,289	1,264,581	0.9%
OTHER SECURITIES		1,929,508	1.3%
		3,194,089
Energy - 7.3%
Dril-Quip, Inc. (I)	12,295	1,343,106	0.9%
Energen Corp.	16,000	1,422,080	1.0%
Oasis Petroleum, Inc. (I)	28,220	1,577,216	1.1%
Patterson-UTI Energy, Inc.	44,668	1,560,700	1.0%
Ultra Petroleum Corp. (I)(L)	45,842	1,361,049	0.9%
OTHER SECURITIES		3,612,830	2.4%
		10,876,981
Financials - 10.6%
Protective Life Corp.	22,699	1,573,722	1.1%
Stifel Financial Corp. (I)	32,431	1,535,608	1.0%
SVB Financial Group (I)	11,990	1,398,274	0.9%
OTHER SECURITIES		11,276,899	7.6%
		15,784,503
Health Care - 18.0%
Chemed Corp. (L)	14,270	1,337,384	0.9%
Community Health Systems, Inc. (I)	27,641	1,254,072	0.8%
Incyte Corp., Ltd. (I)	23,518	1,327,356	0.9%
InterMune, Inc. (I)	38,504	1,699,952	1.1%
Salix Pharmaceuticals, Ltd. (I)	10,462	1,290,488	0.9%
Select Medical Holdings Corp.	80,551	1,256,596	0.8%
STERIS Corp.	24,217	1,295,125	0.9%
VCA Antech, Inc. (I)	38,648	1,356,158	0.9%

The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Health Care (continued)
OTHER SECURITIES		$15,864,333	10.8%
		26,681,464
Industrials - 17.1%
Acuity Brands, Inc.	11,036	1,525,727	1.0%
AO Smith Corp.	31,840	1,578,627	1.1%
Crane Company	16,909	1,257,353	0.8%
Forward Air Corp.	25,683	1,228,932	0.8%
ITT Corp.	33,466	1,609,715	1.1%
Kirby Corp. (I)	14,220	1,665,731	1.1%
Knight Transportation, Inc.	51,562	1,225,629	0.8%
Lincoln Electric Holdings, Inc.	21,387	1,494,524	1.0%
Pitney Bowes, Inc. (L)	57,420	1,585,940	1.1%
Swift Transportation Company (I)	54,530	1,375,792	0.9%
WABCO Holdings, Inc. (I)	13,430	1,434,593	1.0%
Wabtec Corp.	23,437	1,935,662	1.3%
Watsco, Inc.	11,889	1,221,714	0.8%
WESCO International, Inc. (I)	14,154	1,222,623	0.8%
OTHER SECURITIES		5,056,129	3.5%
		25,418,691
Information Technology - 25.0%
ARRIS Group, Inc. (I)	52,428	1,705,483	1.2%
Aspen Technology, Inc. (I)	31,272	1,451,021	1.0%
Cognex Corp.	38,714	1,486,618	1.0%
Conversant, Inc. (I)(L)	54,477	1,383,716	0.9%
CoStar Group, Inc. (I)	12,371	1,956,721	1.3%
Dealertrack Technologies, Inc. (I)	27,238	1,234,971	0.8%
Littelfuse, Inc.	15,283	1,420,555	1.0%
Manhattan Associates, Inc. (I)	87,320	3,006,428	2.0%
NetScout Systems, Inc. (I)	30,782	1,364,874	0.9%
OpenTable, Inc. (I)	13,498	1,398,393	0.9%
Power Integrations, Inc.	22,988	1,322,730	0.9%
SYNNEX Corp. (I)	21,684	1,579,679	1.1%
OTHER SECURITIES		17,848,818	12.0%
		37,160,007
Materials - 4.0%
PolyOne Corp.	36,555	1,540,428	1.0%
OTHER SECURITIES		4,464,356	3.0%
		6,004,784
Telecommunication Services - 1.4%
SBA
Communications Corp., Class A (I)	19,615	2,006,615	1.4%
Utilities - 0.8%		1,212,340	0.8%
Total Common Stocks (Cost $102,502,320)		$146,105,542
RIGHTS - 0.0%
Health Care - 0.0%
Community Health Systems, Inc.
(Expiration
Date: 01/04/2016) (I)(N)	74,236	4,966	0.0%
Total Rights (Cost $4,825)		$4,966
SECURITIES LENDING COLLATERAL - 7.6%
John Hancock Collateral
Investment Trust, 0.0995% (W)(Y)	1,122,818	11,236,487	7.6%
Total Securities Lending Collateral (Cost $11,236,438)		$11,236,487

Small Company Growth Trust (continued)

Shares or		% of
Principal		Net
Amount	Value	Assets
SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%	563,900	0.4%
Total Short-Term Investments (Cost $563,900)	$563,900
Total Investments (Small Company Growth Trust)
(Cost $114,307,483) - 106.4%	$157,910,895	106.4%
Other Assets And Liabilities, Net - (6.4%)	(9,471,667)	(6.4)%
TOTAL NET ASSETS - 100.0%	$148,439,228	100.0%

Small Company Value Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 97.3%
Consumer Discretionary - 14.3%
Aaron’s, Inc.	220,700	$7,865,748	2.0%
Drew Industries, Inc.	90,700	4,535,907	1.2%
Matthews
International Corp., Class A	73,700	3,063,710	0.8%
Meritage Homes Corp. (I)	81,100	3,423,231	0.9%
Pool Corp.	73,100	4,134,536	1.1%
Winnebago Industries, Inc. (I)	113,300	2,852,894	0.7%
OTHER SECURITIES		30,366,017	7.6%
		56,242,043
Consumer Staples - 0.7%		2,544,587	0.7%
Energy - 7.0%
CARBO Ceramics, Inc. (L)	20,400	3,144,048	0.8%
GasLog, Ltd. (L)	137,400	4,381,686	1.1%
Oasis Petroleum, Inc. (I)	72,800	4,068,792	1.0%
PDC Energy, Inc. (I)	48,300	3,050,145	0.8%
OTHER SECURITIES		13,047,918	3.3%
		27,692,589
Financials - 22.5%
Acadia Realty Trust	102,000	2,865,180	0.7%
Ares Capital Corp.	157,300	2,809,378	0.7%
East West Bancorp, Inc.	174,900	6,119,751	1.6%
Glacier Bancorp, Inc.	136,800	3,882,384	1.0%
Hercules Technology
Growth Capital, Inc. (L)	174,500	2,819,920	0.7%
Home BancShares, Inc.	171,600	5,631,912	1.4%
Kilroy Realty Corp.	50,700	3,157,596	0.8%
LaSalle Hotel Properties	93,300	3,292,557	0.8%
ProAssurance Corp.	146,500	6,504,600	1.7%
Signature Bank (I)	27,000	3,406,860	0.9%
SVB Financial Group (I)	61,700	7,195,454	1.8%
Wintrust Financial Corp.	85,000	3,910,000	1.0%
OTHER SECURITIES		37,028,208	9.4%
		88,623,800
Health Care - 3.5%
West Pharmaceutical Services, Inc.	108,200	4,563,876	1.2%
OTHER SECURITIES		9,167,032	2.3%
		13,730,908
Industrials - 24.5%
Alaska Air Group, Inc.	66,600	6,330,330	1.6%
Beacon Roofing Supply, Inc. (I)	159,700	5,289,264	1.3%
CIRCOR International, Inc.	43,200	3,332,016	0.8%
G&K Services, Inc., Class A	61,200	3,186,684	0.8%
Genesee &
Wyoming, Inc., Class A (I)	70,600	7,413,000	1.9%

The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Industrials (continued)
Hub Group, Inc., Class A (I)	56,000	$2,822,400	0.7%
Kirby Corp. (I)	58,100	6,805,834	1.7%
Landstar System, Inc.	118,100	7,558,400	1.9%
McGrath RentCorp.	124,830	4,587,503	1.2%
MSA Safety, Inc.	60,700	3,489,036	0.9%
Nordson Corp.	54,900	4,402,431	1.1%
On Assignment, Inc. (I)	99,100	3,524,987	0.9%
Woodward, Inc.	64,730	3,248,151	0.8%
OTHER SECURITIES		34,359,267	8.9%
		96,349,303
Information Technology - 10.5%
Belden, Inc.	66,900	5,228,904	1.3%
Cabot Microelectronics Corp. (I)	69,400	3,098,710	0.8%
Littelfuse, Inc.	47,100	4,377,945	1.1%
SYNNEX Corp. (I)	63,000	4,589,550	1.2%
OTHER SECURITIES		24,061,000	6.1%
		41,356,109
Materials - 9.6%
AptarGroup, Inc.	78,000	5,226,780	1.3%
Carpenter Technology Corp.	56,200	3,554,650	0.9%
Clearwater Paper Corp. (I)	58,300	3,598,276	0.9%
Innospec, Inc.	121,000	5,223,570	1.3%
Minerals Technologies, Inc.	56,100	3,679,038	1.0%
OTHER SECURITIES		16,330,782	4.2%
		37,613,096
Telecommunication Services - 0.4%		1,701,858	0.4%
Utilities - 4.3%
Cleco Corp.	76,700	4,521,465	1.2%
El Paso Electric Company	71,100	2,858,931	0.7%
Southwest Gas Corp.	53,900	2,845,381	0.7%
OTHER SECURITIES		6,639,308	1.7%
		16,865,085
TOTAL COMMON STOCKS (Cost $227,115,715)		$382,719,378
INVESTMENT COMPANIES - 0.3%
Financials - 0.3%		1,301,076	0.3%
TOTAL INVESTMENT COMPANIES (Cost $746,868)		$1,301,076
SECURITIES LENDING COLLATERAL - 5.6%
John Hancock Collateral
Investment Trust, 0.0995% (W)(Y)	2,214,447	22,160,861	5.6%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $22,160,662)		$22,160,861
SHORT-TERM INVESTMENTS - 2.3%
Money Market Funds - 2.3%
T.Rowe Price Reserve Investment
Fund, 0.0553% (Y)	8,382,808	8,382,808	2.2%
OTHER SECURITIES		426,786	0.1%
TOTAL SHORT-TERM
INVESTMENTS (Cost $8,809,594)		$8,809,594
Total Investments (Small Company Value Trust)
(Cost $258,832,839) - 105.5%		$414,990,909	105.5%
Other Assets And Liabilities, Net - (5.5%)		(21,711,110)	(5.5)%
TOTAL NET ASSETS - 100.0%		$393,279,799	100.0%

Strategic Equity Allocation Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 96.0%
Consumer Discretionary - 11.4%
Amazon.com, Inc. (I)	140,502	$45,632,240	0.4%
Comcast Corp., Class A (L)	980,005	52,606,668	0.5%
McDonald’s Corp.	372,608	37,536,530	0.3%
The Home Depot, Inc.	515,694	41,750,586	0.4%
The Walt Disney Company	607,135	52,055,755	0.5%
Toyota Motor Corp.	668,252	40,009,994	0.4%
OTHER SECURITIES		1,043,696,647	8.9%
		1,313,288,420
Consumer Staples - 8.9%
Nestle SA	781,245	60,536,258	0.5%
PepsiCo, Inc.	571,506	51,058,346	0.5%
Philip Morris International, Inc.	592,897	49,987,146	0.4%
The Coca-Cola Company	1,424,858	60,356,985	0.5%
The Procter & Gamble Company	1,020,046	80,165,415	0.7%
Wal-Mart Stores, Inc.	607,613	45,613,508	0.4%
OTHER SECURITIES		679,855,657	5.9%
		1,027,573,315
Energy - 8.8%
BP PLC	4,474,106	39,398,606	0.4%
Chevron Corp.	717,613	93,684,377	0.8%
ConocoPhillips	462,788	39,674,815	0.4%
Exxon Mobil Corp.	1,618,813	162,982,093	1.4%
Royal Dutch Shell PLC, B Shares	592,345	25,743,362	0.2%
Royal Dutch Shell PLC, Class A	944,445	39,027,053	0.4%
Schlumberger, Ltd.	490,879	57,899,178	0.5%
Total SA	518,420	37,507,505	0.3%
OTHER SECURITIES		524,692,911	4.4%
		1,020,609,900
Financials - 18.7%
Bank of America Corp.	3,963,663	60,921,500	0.5%
Berkshire
Hathaway, Inc., Class B (I)	678,703	85,896,652	0.8%
Citigroup, Inc.	1,144,963	53,927,757	0.5%
HSBC Holdings PLC	4,562,310	46,284,963	0.4%
JPMorgan Chase & Company	1,426,587	82,199,943	0.7%
State Street Corp.	162,363	10,920,535	0.1%
Wells Fargo & Company	1,806,748	94,962,675	0.8%
OTHER SECURITIES		1,716,472,348	14.9%
		2,151,586,373
Health Care - 11.7%
AbbVie, Inc.	599,372	33,828,556	0.3%
Amgen, Inc.	285,372	33,779,484	0.3%
Gilead Sciences, Inc. (I)	578,881	47,995,024	0.4%
Johnson & Johnson	1,066,484	111,575,556	1.0%
Merck & Company, Inc.	1,101,605	63,727,849	0.6%
Novartis AG	557,278	50,466,177	0.5%
Pfizer, Inc.	2,404,466	71,364,551	0.6%
Roche Holding AG	170,206	50,714,036	0.5%
OTHER SECURITIES		890,400,644	7.5%
		1,353,851,877
Industrials - 11.3%
3M Company	234,321	33,564,140	0.3%
General Electric Company	3,779,868	99,334,931	0.9%
Union Pacific Corp.	341,466	34,061,234	0.3%
United Technologies Corp.	317,931	36,705,134	0.3%
OTHER SECURITIES		1,099,444,045	9.5%
		1,303,109,484
Information Technology - 13.8%
Apple, Inc.	2,272,877	211,218,460	1.9%

The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Information Technology (continued)
Cisco Systems, Inc.	1,930,984	$47,984,952	0.4%
Facebook, Inc., Class A (I)	648,141	43,613,408	0.4%
Google, Inc., Class A (I)	106,786	62,434,571	0.6%
Google, Inc., Class C (I)	106,784	61,430,700	0.6%
Intel Corp.	1,876,506	57,984,035	0.5%
International
Business Machines Corp.	358,667	65,015,567	0.6%
Microsoft Corp.	2,833,556	118,159,285	1.0%
Oracle Corp.	1,294,213	52,454,453	0.5%
QUALCOMM, Inc.	636,254	50,391,317	0.5%
Visa, Inc., Class A	189,500	39,929,545	0.4%
OTHER SECURITIES		774,669,061	6.4%
		1,585,285,354
Materials - 5.0%		577,612,156	5.0%
Telecommunication Services - 3.0%
AT&T, Inc.	1,956,416	69,178,870	0.6%
Verizon Communications, Inc.	1,561,021	76,380,758	0.7%
OTHER SECURITIES		196,378,635	1.7%
		341,938,263
Utilities - 3.4%		387,782,583	3.4%
TOTAL COMMON STOCKS (Cost $8,652,074,139)		$11,062,637,725
PREFERRED SECURITIES - 0.2%
Consumer Discretionary - 0.1%		15,424,581	0.1%
Consumer Staples - 0.1%		4,985,105	0.1%
TOTAL PREFERRED
SECURITIES (Cost $14,857,578)		$20,409,686
Rights 0.0%		249,982	0.0%
TOTAL RIGHTS (Cost $209,788)		$249,982
Warrants 0.0%		51,702	0.0%
TOTAL WARRANTS (Cost $0)		$51,702
SECURITIES LENDING COLLATERAL - 2.2%
John Hancock Collateral
Investment Trust,
0.0995% (W)(Y)	24,777,550	247,958,849	2.2%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $247,943,390)		$247,958,849
SHORT-TERM INVESTMENTS - 3.2%
Repurchase Agreement - 3.2%
Repurchase Agreement with State
Street Corp. dated 06/30/2014 at
0.000% to be repurchased at
$376,588,000 on 07/01/2014,
collateralized by $351,095,000
U.S. Treasury Bonds, 3.375% -
3.750% due 11/15/2043 -
05/15/2044 (valued at
$374,947,756, including interest) $	367,588,000	$367,588,000	3.2%
TOTAL SHORT-TERM
INVESTMENTS (Cost $367,588,000)		$367,588,000
Total Investments (Strategic Equity Allocation Trust)
(Cost $9,282,672,895) - 101.6%		$11,698,895,944	101.6%
Other Assets And Liabilities, Net - (1.6%)		(181,591,509)	(1.6)%
TOTAL NET ASSETS - 100.0%		$11,517,304,435	100.0%

Total Stock Market Index Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 97.9%
Consumer Discretionary - 12.8%
Amazon.com, Inc. (I)	10,978	$3,565,435	0.6%
Comcast Corp., Class A	62,395	3,349,364	0.6%
McDonald’s Corp.	23,770	2,394,590	0.4%
The Home Depot, Inc.	33,968	2,750,049	0.5%
The Walt Disney Company	42,177	3,616,256	0.6%
OTHER SECURITIES		59,497,650	10.1%
		75,173,344
Consumer Staples - 8.4%
Altria Group, Inc.	47,883	2,008,213	0.3%
CVS Caremark Corp.	28,644	2,158,898	0.4%
PepsiCo, Inc.	36,778	3,285,747	0.6%
Philip Morris International, Inc.	38,410	3,238,347	0.6%
The Coca-Cola Company	105,928	4,487,110	0.8%
The Procter & Gamble Company	65,169	5,121,632	0.9%
Wal-Mart Stores, Inc.	77,744	5,836,242	1.0%
OTHER SECURITIES		23,334,541	3.8%
		49,470,730
Energy - 11.2%
Chevron Corp.	46,076	6,015,222	1.0%
ConocoPhillips	29,312	2,512,918	0.4%
Exxon Mobil Corp.	104,736	10,544,820	1.8%
Occidental Petroleum Corp.	19,261	1,976,756	0.4%
Schlumberger, Ltd.	31,545	3,720,733	0.7%
OTHER SECURITIES		40,712,867	6.9%
		65,483,316
Financials - 16.5%
American Express Company	25,681	2,436,356	0.4%
Bank of America Corp.	255,759	3,931,016	0.7%
Berkshire
Hathaway, Inc., Class B (I)	59,106	7,480,455	1.3%
Citigroup, Inc.	72,711	3,424,688	0.6%
JPMorgan Chase & Company	90,229	5,198,995	0.9%
State Street Corp.	10,551	709,660	0.1%
Wells Fargo & Company	126,384	6,642,696	1.2%
OTHER SECURITIES		67,080,974	11.3%
		96,904,840
Health Care - 11.7%
AbbVie, Inc.	37,909	2,139,584	0.4%
Amgen, Inc.	18,078	2,139,893	0.4%
Gilead Sciences, Inc. (I)	36,767	3,048,352	0.5%
Johnson & Johnson	67,685	7,081,205	1.2%
Merck & Company, Inc.	70,100	4,055,285	0.7%
Pfizer, Inc.	155,879	4,626,489	0.8%
UnitedHealth Group, Inc.	24,133	1,972,873	0.4%
OTHER SECURITIES		43,468,256	7.3%
		68,531,937
Industrials - 10.7%
3M Company	16,205	2,321,204	0.4%
General Electric Company	242,536	6,373,846	1.1%
The Boeing Company	18,018	2,292,430	0.4%
Union Pacific Corp.	22,006	2,195,099	0.4%
United Parcel Service, Inc., Class B	22,257	2,284,904	0.4%
United Technologies Corp.	22,009	2,540,939	0.5%
OTHER SECURITIES		44,349,312	7.5%
		62,357,734
Information Technology - 17.8%
Apple, Inc.	151,018	14,034,103	2.4%
Cisco Systems, Inc.	128,093	3,183,111	0.6%
Facebook, Inc., Class A (I)	58,866	3,961,093	0.7%

The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Information Technology (continued)
Google, Inc., Class C (I)	16,124	$9,275,815	1.6%
Intel Corp.	119,156	3,681,920	0.7%
International
Business Machines Corp.	26,022	4,717,008	0.8%
MasterCard, Inc., Class A	28,839	2,118,801	0.4%
Microsoft Corp.	200,167	8,346,964	1.4%
Oracle Corp.	109,891	4,453,882	0.8%
QUALCOMM, Inc.	40,737	3,226,370	0.6%
Visa, Inc., Class A	18,682	3,936,484	0.7%
OTHER SECURITIES		43,482,399	7.1%
		104,417,950
Materials - 3.6%		21,085,668	3.6%
Telecommunication Services - 2.3%
AT&T, Inc.	126,221	4,463,175	0.8%
Verizon Communications, Inc.	99,209	4,854,296	0.8%
OTHER SECURITIES		4,134,697	0.7%
		13,452,168
Utilities - 2.9%		16,875,085	2.9%
TOTAL COMMON STOCKS (Cost $337,280,343)		$573,752,772
CORPORATE BONDS - 0.0%
Financials - 0.0%		$2,733	0.0%
TOTAL CORPORATE BONDS (Cost $2,454)		$2,733
Rights 0.0%		7,433	0.0%
TOTAL RIGHTS (Cost $30,003)		$7,433
Warrants 0.0%		871	0.0%
TOTAL WARRANTS (Cost $0)		$871
SECURITIES LENDING COLLATERAL - 2.3%
Securities Lending Collateral - 2.3%
John Hancock Collateral
Investment Trust,
0.0995% (W)(Y)	1,336,269	13,372,581	2.3%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $13,372,118)		$13,372,581
SHORT-TERM INVESTMENTS - 1.9%
Repurchase Agreement - 1.9%
Repurchase Agreement with State
Street Corp. dated 06/30/2014 at
0.000% to be repurchased at
$10,938,000 on 07/01/2014,
collateralized by $11,060,000
U.S. Treasury Bonds, 3.375 % due
05/15/2044 (valued at
$11,156,775, including interest) $	$10,938,000	$10,938,000	1.9%
TOTAL SHORT-TERM
INVESTMENTS (Cost $10,938,000)		$10,938,000
Total Investments (Total Stock Market Index Trust)
(Cost $361,622,918) - 102.1%		$598,074,390	102.1%
Other Assets And Liabilities, Net - (2.1%)		(12,356,310)	(2.1)%
TOTAL NET ASSETS - 100.0%		$585,718,080	100.0%

U.S. Equity Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 98.3%
Consumer Discretionary - 5.7%
Bed Bath & Beyond, Inc. (I)	162,700	$9,335,726	1.1%
McDonald’s Corp.	94,951	9,565,364	1.1%
NIKE, Inc., Class B	98,620	7,647,981	0.9%
The TJX Companies, Inc.	67,000	3,561,050	0.4%
OTHER SECURITIES		20,489,432	2.2%
		50,599,553
Consumer Staples - 19.8%
Colgate-Palmolive Company	131,980	8,998,396	1.0%
Costco Wholesale Corp.	43,800	5,044,008	0.6%
General Mills, Inc.	73,400	3,856,436	0.4%
PepsiCo, Inc.	128,576	11,486,980	1.3%
Philip Morris International, Inc.	481,184	40,568,623	4.6%
The Coca-Cola Company	581,800	24,645,048	2.8%
The Procter & Gamble Company	403,500	31,711,065	3.6%
Wal-Mart Stores, Inc.	209,580	15,733,171	1.8%
OTHER SECURITIES		34,310,389	3.7%
		176,354,116
Energy - 8.4%
Apache Corp.	38,890	3,913,112	0.4%
Chevron Corp.	193,471	25,257,639	2.8%
ConocoPhillips	118,000	10,116,140	1.1%
Exxon Mobil Corp.	226,100	22,763,748	2.6%
Occidental Petroleum Corp.	61,635	6,325,600	0.7%
OTHER SECURITIES		6,286,765	0.8%
		74,663,004
Financials - 6.1%
JPMorgan Chase & Company	536,800	30,930,416	3.5%
Wells Fargo & Company	334,900	17,602,344	2.0%
OTHER SECURITIES		5,854,139	0.6%
		54,386,899
Health Care - 21.4%
Abbott Laboratories	287,201	11,746,519	1.3%
Allergan, Inc.	32,574	5,512,172	0.6%
Amgen, Inc.	67,900	8,037,323	0.9%
Baxter International, Inc.	77,001	5,567,172	0.6%
Becton, Dickinson and Company	31,900	3,773,770	0.4%
Biogen Idec, Inc. (I)	20,150	6,353,497	0.7%
Covidien PLC	64,300	5,798,574	0.7%
Eli Lilly & Company	97,701	6,074,071	0.7%
Express Scripts Holding Company (I)	391,400	27,135,762	3.1%
Johnson & Johnson	369,000	38,604,780	4.3%
Medtronic, Inc.	164,166	10,467,224	1.2%
Merck & Company, Inc.	79,156	4,579,175	0.5%
Stryker Corp.	41,900	3,533,008	0.4%
UnitedHealth Group, Inc.	197,222	16,122,899	1.8%
OTHER SECURITIES		36,684,013	4.2%
		189,989,959
Industrials - 4.4%
3M Company	102,500	14,682,100	1.7%
Danaher Corp.	78,800	6,203,924	0.7%
Emerson Electric Company	67,200	4,459,392	0.5%
OTHER SECURITIES		13,528,724	1.5%
		38,874,140
Information Technology - 31.7%
Accenture PLC, Class A	90,700	7,332,188	0.8%
Apple, Inc.	244,720	22,741,830	2.6%
Cisco Systems, Inc.	1,034,519	25,707,797	2.9%
Cognizant Technology
Solutions Corp., Class A (I)	83,500	4,083,985	0.5%

The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Information Technology (continued)
eBay, Inc. (I)	122,300	$6,122,338	0.7%
EMC Corp.	289,500	7,625,430	0.9%
Google, Inc., Class A (I)	38,121	22,288,205	2.5%
Google, Inc., Class C (I)	25,121	14,451,609	1.6%
International
Business Machines Corp.	203,902	36,961,316	4.2%
MasterCard, Inc., Class A	47,600	3,497,172	0.4%
Microsoft Corp.	1,072,736	44,733,091	5.0%
Oracle Corp.	1,064,739	43,153,872	4.8%
QUALCOMM, Inc.	244,402	19,356,638	2.2%
OTHER SECURITIES		23,678,513	2.6%
		281,733,984
Materials - 0.6%
Monsanto Company	34,300	4,278,582	0.5%
OTHER SECURITIES		1,339,536	0.1%
		5,618,118
Telecommunication Services - 0.2%		1,923,761	0.2%
TOTAL COMMON STOCKS (Cost $704,200,872)		$874,143,534
RIGHTS - 0.0%
Health Care - 0.0%		1,599	0.0%
TOTAL RIGHTS (Cost $1,554)		$1,599
SECURITIES LENDING COLLATERAL - 0.4%
John Hancock Collateral
Investment Trust, 0.0995% (W)(Y)	347,177	3,474,335	0.4%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $3,474,300)		$3,474,335
Total Investments (U.S. Equity Trust)
(Cost $707,676,726) - 98.7%		$877,619,468	98.7%
Other Assets And Liabilities, Net - 1.3%		11,549,985	1.3%
TOTAL NET ASSETS - 100.0%		$889,169,453	100.0%

Utilities Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 92.7%
Consumer Discretionary - 9.5%
Charter
Communications, Inc.,
Class A (I) (L)	29,469	$4,667,300	0.8%
Comcast Corp., Special Class A	315,859	16,844,760	3.0%
Liberty Global PLC, Series A (I)	36,781	1,626,456	0.3%
Liberty Global PLC, Series C (I)	167,287	7,077,913	1.3%
Time Warner Cable, Inc.	54,395	8,012,384	1.4%
Twenty-First Century
Fox, Inc., Class A	181,728	6,387,739	1.1%
OTHER SECURITIES		9,029,417	1.6%
		53,645,969
Energy - 16.4%
Anadarko Petroleum Corp.	41,867	4,583,180	0.8%
Enbridge, Inc. (L)	110,881	5,261,145	0.9%
Energen Corp.	52,901	4,701,841	0.8%
EQT Corp.	58,306	6,232,911	1.1%
Kinder Morgan, Inc.	355,786	12,900,800	2.3%

Utilities Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Energy (continued)
ONEOK, Inc.	129,410	$8,810,233	1.6%
Spectra Energy Corp.	134,438	5,710,926	1.0%
The Williams Companies, Inc.	269,996	15,716,467	2.8%
Williams Partners LP	71,764	3,896,068	0.7%
OTHER SECURITIES		24,989,289	4.4%
		92,802,860
Industrials - 0.3%		1,652,098	0.3%
Telecommunication Services - 14.1%
American Tower Corp.	109,549	9,857,219	1.7%
Bezeq The
Israeli
Telecommunication Corp., Ltd.	2,891,526	5,411,745	1.0%
Mobile Telesystems OJSC, ADR	304,768	6,016,120	1.1%
Oi SA	1,220,832	1,149,278	0.2%
SBA
Communications Corp.,
Class A (I)	42,565	4,354,400	0.8%
TDC A/S	381,343	3,944,763	0.7%
Telecom Italia RSP	4,965,874	4,912,156	0.9%
Telecom Italia SpA (I)	213,843	270,661	0.0%
Verizon Communications, Inc.	178,870	8,752,109	1.6%
Vodafone Group PLC	1,407,401	4,703,926	0.8%
Ziggo NV	97,894	4,527,254	0.8%
OTHER SECURITIES		25,910,620	4.5%
		79,810,251
Utilities - 52.4%
AES Corp.	651,271	10,127,264	1.8%
American Electric
Power Company, Inc.	195,038	10,877,269	1.9%
Calpine Corp. (I)	620,727	14,779,510	2.6%
Cia Paranaense de Energia, ADR (L)	88,448	1,354,139	0.2%
CMS Energy Corp.	439,593	13,693,322	2.4%
Dominion Resources, Inc.	99,286	7,100,935	1.3%
DTE Energy Company	103,835	8,085,631	1.4%
Edison International	166,686	9,686,123	1.7%
EDP - Energias de Portugal SA	2,943,598	14,769,820	2.6%
EDP - Energias do Brasil SA	1,024,982	5,033,290	0.9%
EDP Renovaveis SA	1,405,759	10,470,204	1.9%
Enagas SA (L)	196,249	6,317,030	1.1%
Exelon Corp.	311,515	11,364,067	2.0%
GDF Suez	239,863	6,608,599	1.2%
NextEra Energy, Inc.	137,868	14,128,713	2.5%
Northeast Utilities	178,820	8,452,821	1.5%
NRG Energy, Inc.	483,604	17,990,069	3.2%
OGE Energy Corp.	197,531	7,719,511	1.4%
Pinnacle West Capital Corp.	84,217	4,871,111	0.9%
PPL Corp.	482,487	17,142,763	3.0%
Public Service
Enterprise Group, Inc.	263,746	10,758,199	1.9%
Red Electrica Corp. SA (L)	54,890	5,017,615	0.9%
Sempra Energy	116,256	12,173,166	2.2%
SSE PLC	236,834	6,344,557	1.1%
OTHER SECURITIES		60,847,657	10.8%
		295,713,385
TOTAL COMMON STOCKS (Cost $434,363,571)		$523,624,563
PREFERRED SECURITIES - 4.6%
Telecommunication Services - 0.9%
American Tower Corp., 5.250%	16,010	1,703,464	0.3%
Oi SA	4,005,450	3,535,020	0.6%
		5,238,484

The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Utilities Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
PREFERRED SECURITIES (continued)
Utilities - 3.7%
Cia Paranaense de Energia, B Shares $	280,700	$4,304,194	0.8%
Dominion Resources, Inc., 6.000%	62,844	3,646,209	0.6%
Dominion Resources, Inc., 6.125%	51,696	2,980,274	0.5%
Dominion Resources, Inc., 6.375%	21,300	1,120,913	0.2%
Exelon Corp., 6.500%	78,628	4,241,713	0.8%
NextEra Energy, Inc., 5.889%	68,191	4,431,733	0.8%
		20,725,036
TOTAL PREFERRED
SECURITIES (Cost $23,843,153)		$25,963,520
CORPORATE BONDS - 0.1%
Utilities - 0.1%		$646,428	0.1%
TOTAL CORPORATE BONDS (Cost $607,197)		$646,428
CONVERTIBLE BONDS - 0.7%
Telecommunication Services - 0.7%
SBA Communications Corp.
4.000%, 10/01/2014	$1,134,000	3,794,648	0.7%
TOTAL CONVERTIBLE BONDS (Cost $2,462,652)		$3,794,648
SECURITIES LENDING COLLATERAL - 4.6%
John Hancock Collateral
Investment Trust,
0.0995% (W) (Y)	2,604,569	26,064,964	4.6%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $26,064,748)		$26,064,964
SHORT-TERM INVESTMENTS - 1.9%
Repurchase Agreement - 1.9%
Repurchase Agreement with State
Street Corp. dated 06/30/2014 at
0.000% to be repurchased at
$11,104,000 on 07/01/2014,
collateralized by $11,145,000
U.S. Treasury Notes, 2.250% due
03/31/2021 (valued at
$11,326,106, including interest)	$11,104,000	$11,104,000	1.9%
TOTAL SHORT-TERM
INVESTMENTS (Cost $11,104,000)		$11,104,000
Total Investments (Utilities Trust)
(Cost $498,445,321) - 104.6%		$591,198,123	104.6%
Other Assets And Liabilities, Net - (4.6%)		(26,251,741)	(4.6)%
TOTAL NET ASSETS - 100.0%		$564,946,382	100.0%

Value Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 97.5%
Consumer Discretionary - 12.6%
Advance Auto Parts, Inc.	104,464	$14,094,283	2.0%
Ascena Retail Group, Inc. (I)	1,057,356	18,080,788	2.6%
Dana Holding Corp.	622,391	15,198,781	2.2%
Express, Inc. (I)	575,395	9,798,977	1.4%
Family Dollar Stores, Inc.	147,418	9,750,226	1.4%

Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Consumer Discretionary (continued)
Johnson Controls, Inc.	411,982	$20,570,261	3.0%
		87,493,316
Consumer Staples - 3.8%
Avon Products, Inc.	257,956	3,768,737	0.6%
ConAgra Foods, Inc.	752,473	22,333,399	3.2%
		26,102,136
Energy - 7.8%
AMEC PLC	666,773	13,845,444	2.0%
Newfield Exploration Company (I)	431,613	19,077,295	2.8%
ONEOK, Inc.	93,997	6,399,316	0.9%
The Williams Companies, Inc.	254,142	14,793,606	2.1%
		54,115,661
Financials - 24.8%
ACE, Ltd.	130,048	13,485,978	1.9%
American Capital, Ltd. (I)	328,694	5,025,731	0.7%
Arthur J. Gallagher & Company	152,116	7,088,606	1.0%
BB&T Corp.	423,148	16,684,726	2.4%
Comerica, Inc.	365,285	18,322,696	2.6%
Fidelity National
Financial, Inc., Class A	392,405	12,855,188	1.9%
Forest City
Enterprises, Inc., Class A (I)	920,016	18,280,718	2.6%
Marsh & McLennan Companies, Inc.	266,333	13,801,376	2.0%
Northern Trust Corp.	236,466	15,183,482	2.2%
Stifel Financial Corp. (I)	333,817	15,806,235	2.3%
Willis Group Holdings PLC	263,869	11,425,528	1.6%
Wintrust Financial Corp.	325,296	14,963,616	2.2%
Zions Bancorporation	322,394	9,500,951	1.4%
		172,424,831
Health Care - 10.9%
Brookdale Senior Living, Inc. (I)	449,282	14,979,062	2.1%
CareFusion Corp. (I)	325,829	14,450,516	2.1%
HealthSouth Corp.	496,365	17,804,613	2.6%
PerkinElmer, Inc.	250,241	11,721,288	1.7%
Universal Health
Services, Inc., Class B	178,203	17,064,719	2.4%
		76,020,198
Industrials - 14.5%
Ingersoll-Rand PLC	262,554	16,412,251	2.4%
Owens Corning	333,229	12,889,298	1.8%
Robert Half International, Inc.	331,795	15,839,893	2.3%
Snap-on, Inc.	163,455	19,372,687	2.8%
Textron, Inc.	357,888	13,703,532	2.0%
The Babcock & Wilcox Company	448,925	14,572,106	2.1%
UTi Worldwide, Inc. (I)	763,720	7,896,865	1.1%
		100,686,632
Information Technology - 10.9%
Cadence Design Systems, Inc. (I)	1,141,953	19,972,758	2.9%
Ciena Corp. (I)	645,274	13,976,635	2.0%
Citrix Systems, Inc. (I)	324,572	20,301,979	2.9%
Diebold, Inc.	116,680	4,687,036	0.7%
Teradata Corp. (I)	416,740	16,752,948	2.4%
		75,691,356
Materials - 6.0%
Eastman Chemical Company	199,579	17,433,226	2.5%
Sealed Air Corp.	292,052	9,979,417	1.5%
W.R. Grace & Company (I)	147,715	13,963,499	2.0%
		41,376,142

The accompanying notes are an integral part of the financial statements.	53

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Telecommunication Services - 3.0%
tw telecom, Inc. (I)	518,255	$20,890,859	3.0%
Utilities - 3.2%
CenterPoint Energy, Inc.	268,020	6,845,231	1.0%
Edison International	262,117	15,231,619	2.2%
		22,076,850
TOTAL COMMON STOCKS (Cost $532,764,491)		$676,877,981
SHORT-TERM INVESTMENTS - 2.7%
Money Market Funds - 2.7%
State Street Institutional Liquid
Reserves Fund, 0.0619% (Y)	18,651,963	18,651,963	2.7%
TOTAL SHORT-TERM
INVESTMENTS (Cost $18,651,963)		$18,651,963
Total Investments (Value Trust)
(Cost $551,416,454) - 100.2%		$695,529,944	100.2%
Other Assets And Liabilities, Net - (0.2%)		(1,234,584)	(0.2)%
TOTAL NET ASSETS - 100.0%		$694,295,360	100.0%
Percentages are based upon net assets.

Footnotes

Key to Currency Abbreviations

CLP Chilean Peso

EUR Euro

HKD Hong Kong Dollar

Key to Security Abbreviations and Legend

ADR	American Depositary Receipts

GDR	Global Depositary Receipts

(A)	The subadvisor is an affiliate of the advisor.

(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.

(G)	The portfolio’s subadvisor is shown parenthetically.

(H)	Non-income producing — Issuer is in default.

(I)	Non-income producing security.

(L)	A portion of the security is on loan as of June 30, 2014.

(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(N)	Strike price and/or expiration date not available.

(R)	Direct placement securities are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to Note 10 of the Notes to Financial Statements.

(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral recieved for securities lending.

(Y)	The rate shown is the annualized seven-day yield as of June 30, 2014.

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

(2)	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.
The accompanying notes are an integral part of the financial statements.	54

John Hancock Variable Insurance Trust

Portfolio of investments — June 30, 2014 (showing percentage of total net assets)

Certain funds had the following country concentration as a percentage of total net assets on 6-30-14:

Alpha Opportunities Trust
United States	82.4%
Canada	3.3%
United Kingdom	2.5%
Switzerland	2.0%
Netherlands	1.8%
Japan	1.4%
Australia	1.0%
Ireland	0.9%
France	0.7%
Belgium	0.7%
Other Countries	3.3%
Total	100.0%

Financial Services Trust
United States	87.6%
United Kingdom	3.5%
Italy	2.7%
Bermuda	2.7%
Sweden	2.2%
Switzerland	1.3%
Total	100.0%

Fundamental Large Cap Value Trust
United States	89.1%
United Kingdom	4.4%
Netherlands	2.6%
Switzerland	1.6%
Germany	1.2%
France	1.1%
Total	100.0%

Fundamental Value Trust
United States	84.2%
Switzerland	4.6%
United Kingdom	4.3%
Netherlands	2.6%
Hong Kong	2.0%
Germany	1.2%
France	1.1%
Total	100.0%

Health Sciences Trust
United States	88.3%
Ireland	5.3%
Israel	1.2%
Switzerland	1.1%
Japan	0.7%
Denmark	0.6%
South Africa	0.6%
Germany	0.6%
Netherlands	0.4%
United Kingdom	0.3%
Other Countries	0.9%
Total	100.0%
Mid Cap Stock Trust
United States	89.4%
Bermuda	2.0%
Netherlands	1.9%
Ireland	1.8%
Japan	1.4%
Switzerland	1.1%
Hong Kong	1.0%
Canada	1.0%
Virgin Islands	0.4%
Total	100.0%

Mutual Shares Trust
United States	74.8%
United Kingdom	10.8%
Switzerland	3.8%
Netherlands	2.9%
Israel	1.9%
Denmark	1.5%
Germany	1.5%
South Korea	1.2%
Canada	0.6%
Brazil	0.4%
Other Countries	0.6%
Total	100.0%

Natural Resources Trust
United States	38.3%
United Kingdom	22.6%
Canada	11.3%
Australia	7.3%
Netherlands	7.1%
Brazil	4.0%
Portugal	2.2%
China	1.9%
South Korea	1.9%
France	1.7%
Other Countries	1.7%
Total	100.0%

Science & Technology Trust
United States	82.3%
China	4.3%
Taiwan	2.2%
Ireland	1.7%
Netherlands	1.7%
Japan	1.6%
Israel	1.4%
Singapore	1.2%
United Kingdom	1.2%
South Korea	1.0%
Other Countries	1.4%
Total	100.0%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Portfolio of investments — June 30, 2014 (showing percentage of total net assets)

Certain funds had the following country concentration as a percentage of total net assets on 6-30-14 (continued):

Strategic Equity Allocation Trust
United States	69.7%
Japan	5.8%
United Kingdom	5.6%
Switzerland	3.1%
France	2.9%
Germany	2.7%
Australia	2.2%
Netherlands	1.3%
Spain	1.0%
Sweden	0.9%
Other Countries	4.8%
Total	100.0%
Utilities Trust
United States	67.9%
United Kingdom	4.9%
Spain	4.8%
Brazil	4.2%
Portugal	2.6%
Canada	2.2%
Italy	1.7%
Russia	1.6%
France	1.3%
Israel	1.3%
Other Countries	7.5%
Total	100.0%

Certain funds had the following sector distribution as a percentage of total net assets on 6-30-14:

Emerging Markets Value Trust
Financials	30.7%
Materials	18.9%
Energy	14.5%
Industrials	12.2%
Information Technology	7.9%
Consumer Discretionary	6.9%
Consumer Staples	3.7%
Utilities	3.0%
Telecommunication Services	1.5%
Health Care	0.3%
Short-Term Investments & Other	0.4%
Total	100.0%

Global Trust
Financials	21.1%
Health Care	16.2%
Energy	16.2%
Industrials	10.8%
Information Technology	10.5%
Consumer Discretionary	10.1%
Telecommunication Services	6.7%
Materials	4.9%
Consumer Staples	2.3%
Short-Term Investments & Other	1.2%
Total	100.0%

International Core Trust
Energy	17.4%
Financials	16.3%
Consumer Discretionary	12.4%
Industrials	12.3%
Telecommunication Services	8.9%
Materials	8.4%
Utilities	7.7%
Health Care	6.7%
Information Technology	4.1%
Consumer Staples	4.0%
Short-Term Investments & Other	1.8%
Total	100.0%
International Equity Index Trust B
Financials	25.9%
Industrials	10.8%
Consumer Discretionary	10.4%
Energy	9.7%
Consumer Staples	9.5%
Materials	8.4%
Health Care	7.9%
Information Technology	6.7%
Telecommunication Services	5.0%
Utilities	3.5%
Short-Term Investments & Other	2.2%
Total	100.0%

International Growth Stock Trust
Consumer Discretionary	22.5%
Financials	15.9%
Information Technology	13.3%
Health Care	10.6%
Industrials	9.9%
Consumer Staples	8.8%
Energy	8.5%
Materials	3.6%
Utilities	0.8%
Short-Term Investments & Other	6.1%
Total	100.0%

International Small Company Trust
Industrials	26.5%
Consumer Discretionary	17.5%
Financials	13.3%
Materials	10.8%
Information Technology	9.9%
Consumer Staples	6.3%
Energy	6.0%
Health Care	5.6%
Utilities	2.3%
Telecommunication Services	1.4%
Short-Term Investments & Other	0.4%
Total	100.0%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Portfolio of investments — June 30, 2014 (showing percentage of total net assets)

Certain funds had the following sector distribution as a percentage of total net assets on 6-30-14 (continued):

International Value Trust
Financials	24.8%
Energy	18.7%
Health Care	14.2%
Industrials	8.6%
Consumer Discretionary	7.8%
Information Technology	6.8%
Materials	5.7%
Telecommunication Services	5.3%
Consumer Staples	3.7%
Utilities	0.3%
Short-Term Investments & Other	4.1%
Total	100.0%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2014 (unaudited)

Assets	500 Index Trust B	All Cap Core Trust	Alpha Opportunities Trust	American Asset Allocation Trust
Investments in unaffiliated issuers, at value	$3,120,140,874	$372,811,575	$843,606,328	$1,796,440,730
Investments in affiliated issuers, at value	20,351,513	2,814,922	44,958,531	—
Repurchase agreements, at value	89,371,000	—	12,600,000	—
Total investments, at value	3,229,863,387	375,626,497	901,164,859	1,796,440,730
Cash	45,474	—	—	—
Foreign currency, at value	—	—	84,072	—
Cash held at broker for futures contracts	4,820,000	200,422	—	—
Receivable for investments sold	—	—	9,561,355	341,301
Receivable for fund shares sold	—	—	—	59,880
Dividends and interest receivable	3,304,219	271,576	891,926	—
Receivable for securities lending income	5,622	2,248	46,777	—
Receivable for futures variation margin	20,186	6,820	—	—
Receivable due from advisor	63,910	—	—	—
Other assets	4,400	521	1,253	2,575
Total assets	3,238,127,198	376,108,084	911,750,242	1,796,844,486

Liabilities
Due to custodian	—	—	105,435	—
Payable for investments purchased	2,128,766	—	4,837,366	—
Payable for fund shares repurchased	5,855,320	520,231	828,883	359,862
Payable upon return of securities loaned	20,365,125	2,821,500	44,962,542	—
Written options, at value	—	—	64,542	—
Payable to affiliates
Accounting and legal services fees	36,307	4,273	10,022	23,348
Trustees’ fees	1,446	256	640	1,147
Other liabilities and accrued expenses	147,440	44,575	92,532	70,166
Total liabilities	28,534,404	3,390,835	50,901,962	454,523
Net assets	$3,209,592,794	$372,717,249	$860,848,280	$1,796,389,963

Net assets consist of
Paid-in capital	$1,825,512,347	$574,999,641	$481,670,162	$1,038,363,379
Undistributed net investment income (loss)	36,406,263	2,780,966	3,684,907	(976,127)
Accumulated undistributed net realized gain (loss) on investments	(15,262,857)	(241,195,776)	258,191,300	46,096,774
Net unrealized appreciation (depreciation) on investments	1,362,937,041	36,132,418	117,301,911	712,905,937
Net assets	$3,209,592,794	$372,717,249	$860,848,280	$1,796,389,963
Investments in unaffiliated issuers, including repurchase agreements, at cost	$1,847,326,777	$336,686,006	$738,872,844	$1,083,534,793
Investments in affiliated issuers, at cost	$20,351,304	$2,814,893	$44,958,217	—
Foreign currency, at cost	—	—	$84,158	—
Premiums received on written options	—	—	$23,987	—
Securities loaned, unaffiliated issuers, at value	$19,934,298	$2,740,098	$43,472,738	—

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$1,704,216,562	$84,616,126	$823,007	$223,866,609
Shares outstanding	68,272,751	3,169,153	47,608	14,164,190
Net asset value, offering price and redemption price per share	$24.96	$26.70	$17.29	$15.81

Series II
Net assets	$51,384,656	$7,583,248	—	$1,402,592,805
Shares outstanding	2,058,360	284,816	—	88,804,481
Net asset value, offering price and redemption price per share	$24.96	$26.63	—	$15.79

Series III
Net assets	—	—	—	$169,930,549
Shares outstanding	—	—	—	10,737,319
Net asset value, offering price and redemption price per share	—	—	—	$15.83

Series NAV
Net assets	$1,453,991,576	$280,517,875	$860,025,273	—
Shares outstanding	58,249,313	10,500,971	49,704,773	—
Net asset value, offering price and redemption price per share	$24.96	$26.71	$17.30	—

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2014 (unaudited)

Assets	American Global Growth Trust	American Growth Trust	American Growth-Income Trust	American International Trust
Investments in unaffiliated issuers, at value	$269,053,085	$1,104,275,796	$1,332,033,058	$674,668,313
Total investments, at value	269,053,085	1,104,275,796	1,332,033,058	674,668,313
Receivable for investments sold	368,936	6,862,996	11,322,456	—
Receivable for fund shares sold	134,226	—	—	377,294
Other assets	385	1,605	1,921	975
Total assets	269,556,632	1,111,140,397	1,343,357,435	675,046,582

Liabilities
Payable for investments purchased	—	—	—	361,508
Payable for fund shares repurchased	497,159	6,837,284	11,293,803	—
Payable to affiliates
Accounting and legal services fees	3,474	14,390	17,473	8,835
Trustees’ fees	135	791	912	469
Other liabilities and accrued expenses	24,862	51,397	56,416	38,513
Total liabilities	525,630	6,903,862	11,368,604	409,325
Net assets	$269,031,002	$1,104,236,535	$1,331,988,831	$674,637,257

Net assets consist of
Paid-in capital	$226,970,534	$715,439,362	$808,044,991	$621,650,129
Undistributed net investment income (loss)	128,228	1,441,915	(304,715)	(1,683,336)
Accumulated undistributed net realized gain (loss) on investments	(10,874,100)	(55,306,502)	5,812,551	(139,801,558)
Net unrealized appreciation (depreciation) on investments	52,806,340	442,661,760	518,436,004	194,472,022
Net assets	$269,031,002	$1,104,236,535	$1,331,988,831	$674,637,257
Investments in unaffiliated issuers, including repurchase agreements, at cost	$216,246,745	$661,614,036	$813,597,054	$480,196,291

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$6,922,646	$116,580,562	$269,783,549	$93,870,112
Shares outstanding	431,324	4,931,750	11,508,544	4,712,870
Net asset value, offering price and redemption price per share	$16.05	$23.64	$23.44	$19.92

Series II
Net assets	$223,262,070	$872,603,860	$790,131,080	$526,092,259
Shares outstanding	13,947,247	37,062,683	33,787,410	26,454,933
Net asset value, offering price and redemption price per share	$16.01	$23.54	$23.39	$19.89

Series III
Net assets	$38,846,286	$115,052,113	$272,074,202	$54,674,886
Shares outstanding	2,422,426	4,876,808	11,606,540	2,748,628
Net asset value, offering price and redemption price per share	$16.04	$23.59	$23.44	$19.89

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2014 (unaudited)

Assets	American New World Trust	Blue Chip Growth Trust	Capital Appreciation Trust	Capital Appreciation Value Trust
Investments in unaffiliated issuers, at value	$84,063,753	$1,798,338,921	$1,109,897,422	$357,142,200
Investments in affiliated issuers, at value	—	21,796,143	32,717,248	—
Repurchase agreements, at value	—	—	804,000	4,395,000
Total investments, at value	84,063,753	1,820,135,064	1,143,418,670	361,537,200
Cash	—	—	245	17,886
Foreign currency, at value	—	242,557	—	79,110
Receivable for investments sold	278,745	8,209,800	3,456,977	2,746,945
Receivable for fund shares sold	19,933	—	—	22,891
Dividends and interest receivable	—	690,458	562,453	1,299,024
Receivable for securities lending income	—	5,107	6,575	35
Other assets	111	2,769	1,591	517
Total assets	84,362,542	1,829,285,755	1,147,446,511	365,703,608

Liabilities
Payable for investments purchased	—	7,428,002	1,551,255	2,712,826
Payable for fund shares repurchased	296,723	989,612	2,431,960	127,482
Payable upon return of securities loaned	—	21,805,971	32,726,412	—
Written options, at value	—	—	—	561,917
Payable to affiliates
Accounting and legal services fees	1,065	21,132	12,540	4,141
Trustees’ fees	46	1,252	770	223
Other liabilities and accrued expenses	17,751	150,559	102,897	47,135
Total liabilities	315,585	30,396,528	36,825,834	3,453,724
Net assets	$84,046,957	$1,798,889,227	$1,110,620,677	$362,249,884

Net assets consist of
Paid-in capital	$75,127,916	$817,481,230	$560,192,053	$241,060,770
Undistributed net investment income (loss)	(165,660)	(507,415)	1,124,090	3,055,315
Accumulated undistributed net realized gain (loss) on investments	3,318,462	265,183,904	198,545,001	66,989,138
Net unrealized appreciation (depreciation) on investments	5,766,239	716,731,508	350,759,533	51,144,661
Net assets	$84,046,957	$1,798,889,227	$1,110,620,677	$362,249,884
Investments in unaffiliated issuers, including repurchase agreements, at cost	$78,297,515	$1,081,608,211	$759,942,142	$310,422,678
Investments in affiliated issuers, at cost	—	$21,795,967	$32,717,116	—
Foreign currency, at cost	—	$242,393	—	$78,959
Premiums received on written options	—	—	—	$591,479
Securities loaned, unaffiliated issuers, at value	—	$21,847,511	$32,313,391	—

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$16,970,268	$315,828,613	$198,575,441	$3,276,208
Shares outstanding	1,088,633	8,964,880	12,063,851	235,277
Net asset value, offering price and redemption price per share	$15.59	$35.23	$16.46	$13.92

Series II
Net assets	$64,974,996	$132,171,967	$72,369,387	$331,262,938
Shares outstanding	4,173,867	3,787,383	4,460,556	23,854,703
Net asset value, offering price and redemption price per share	$15.57	$34.90	$16.22	$13.89

Series III
Net assets	$2,101,693	—	—	—
Shares outstanding	134,918	—	—	—
Net asset value, offering price and redemption price per share	$15.58	—	—	—

Series NAV
Net assets	—	$1,350,888,647	$839,675,849	$27,710,738
Shares outstanding	—	38,376,596	50,976,222	1,991,808
Net asset value, offering price and redemption price per share	—	$35.20	$16.47	$13.91

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2014 (unaudited)

Assets	Core Strategy Trust	Emerging Markets Value Trust	Equity- Income Trust	Financial Services Trust
Investments in unaffiliated issuers, at value	$5,964	$1,008,718,056	$2,111,248,367	$170,543,416
Investments in affiliated issuers, at value	4,099,384,208	48,420,039	67,761,742	—
Repurchase agreements, at value	—	—	—	3,508,000
Total investments, at value	4,099,390,172	1,057,138,095	2,179,010,109	174,051,416
Cash	—	—	159,602	28,042
Foreign currency, at value	138	3,631,674	874,242	—
Receivable for investments sold	2,226,281	3,749,193	6,844,359	142,729,255
Receivable for fund shares sold	150,678	305	—	4,560
Dividends and interest receivable	613,835	4,207,707	2,903,885	61,012
Receivable for securities lending income	—	40,977	56,469	482
Other assets	6,853	1,443	2,927	261
Total assets	4,102,387,957	1,068,769,394	2,189,851,593	316,875,028

Liabilities
Due to custodian	—	3,182,972	—	—
Foreign capital gains tax payable	—	278,294	—	—
Payable for investments purchased	—	1,772,976	6,620,284	134,025,154
Payable for fund shares repurchased	2,319,670	2,004,571	735,307	385,047
Payable upon return of securities loaned	—	48,326,155	67,809,200	—
Payable to affiliates
Accounting and legal services fees	46,470	11,783	24,196	2,081
Trustees’ fees	93	961	1,383	93
Other liabilities and accrued expenses	148,978	394,217	173,453	16,970
Total liabilities	2,515,211	55,971,929	75,363,823	134,429,345
Net assets	$4,099,872,746	$1,012,797,465	$2,114,487,770	$182,445,683

Net assets consist of
Paid-in capital	$3,734,068,633	$925,702,853	$1,149,202,291	$122,864,736
Undistributed net investment income (loss)	(5,752,379)	10,358,043	28,407,923	1,448,542
Accumulated undistributed net realized gain (loss) on investments	49,302,695	9,272,041	232,508,010	48,556,436
Net unrealized appreciation (depreciation) on investments	322,253,797	67,464,528	704,369,546	9,575,969
Net assets	$4,099,872,746	$1,012,797,465	$2,114,487,770	$182,445,683
Investments in unaffiliated issuers, including repurchase agreements, at cost	$122,293	$940,522,740	$1,406,891,785	$164,444,153
Investments in affiliated issuers, at cost	$3,777,015,045	$48,881,674	$67,761,033	—
Foreign currency, at cost	$303	$3,620,213	$867,701	—
Securities loaned, unaffiliated issuers, at value	—	$46,091,459	$66,255,822	—

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$144,895,171	$3,975,341	$344,045,013	$134,176,990
Shares outstanding	9,493,815	376,633	16,364,439	8,066,254
Net asset value, offering price and redemption price per share	$15.26	$10.55	$21.02	$16.63

Series II
Net assets	$3,808,604,205	—	$183,666,706	$24,434,935
Shares outstanding	248,842,511	—	8,767,781	1,476,758
Net asset value, offering price and redemption price per share	$15.31	—	$20.95	$16.55

Series NAV
Net assets	$146,373,370	$1,008,822,124	$1,586,776,051	$23,833,758
Shares outstanding	9,582,319	95,682,247	75,676,943	1,434,703
Net asset value, offering price and redemption price per share	$15.28	$10.54	$20.97	$16.61

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2014 (unaudited)

Assets	Franklin Templeton Founding Allocation Trust	Fundamental All Cap Core Trust	Fundamental Large Cap Value Trust	Fundamental Value Trust
Investments in unaffiliated issuers, at value	—	$1,616,525,661	$1,255,321,795	$604,122,750
Investments in affiliated issuers, at value	$1,413,132,512	—	—	—
Repurchase agreements, at value	—	34,485,000	79,272,000	14,958,000
Total investments, at value	1,413,132,512	1,651,010,661	1,334,593,795	619,080,750
Cash	—	323	80,390,707	47,756
Foreign currency, at value	—	363,032	36,080	—
Receivable for investments sold	389,004	1,557,655	39,513	772,980
Receivable for fund shares sold	100,103	—	17,123	188,577
Dividends and interest receivable	—	388,202	1,102,283	1,565,026
Receivable for securities lending income	—	—	—	2,768
Other assets	1,967	2,404	1,710	2,152
Total assets	1,413,623,586	1,653,322,277	1,416,181,211	621,660,009

Liabilities
Payable for investments purchased	—	—	137,317,905	1,028,142
Payable for fund shares repurchased	472,240	640,019	1,081,381	353,327
Payable to affiliates
Accounting and legal services fees	18,331	18,559	12,562	16,549
Trustees’ fees	817	918	449	1,089
Other liabilities and accrued expenses	63,068	122,595	114,207	243,527
Total liabilities	554,456	782,091	138,526,504	1,642,634
Net assets	$1,413,069,130	$1,652,540,186	$1,277,654,707	$620,017,375

Net assets consist of
Paid-in capital	$1,217,448,368	$1,288,007,383	$1,339,565,165	$488,366,869
Undistributed net investment income (loss)	(2,060,418)	8,880,525	8,622,929	6,645,878
Accumulated undistributed net realized gain (loss) on investments	(198,710,451)	(19,031,355)	(264,998,163)	86,288,313
Net unrealized appreciation (depreciation) on investments	396,391,631	374,683,633	194,464,776	38,716,315
Net assets	$1,413,069,130	$1,652,540,186	$1,277,654,707	$620,017,375
Investments in unaffiliated issuers, including repurchase agreements, at cost	—	$1,276,313,205	$1,140,124,632	$580,384,935
Investments in affiliated issuers, at cost	$1,016,740,881	—	—	—
Foreign currency, at cost	—	$376,855	$35,796	—

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$52,813,753	$152,193,142	$293,206,216	$345,553,088
Shares outstanding	3,764,204	7,055,411	17,134,116	16,383,165
Net asset value, offering price and redemption price per share	$14.03	$21.57	$17.11	$21.09

Series II
Net assets	$1,319,501,200	$63,001,845	$41,846,413	$250,777,705
Shares outstanding	93,996,867	2,926,623	2,430,430	11,925,749
Net asset value, offering price and redemption price per share	$14.04	$21.53	$17.22	$21.03

Series NAV
Net assets	$40,754,177	$1,437,345,199	$942,602,078	$23,686,582
Shares outstanding	2,904,923	66,373,488	55,059,338	1,126,361
Net asset value, offering price and redemption price per share	$14.03	$21.66	$17.12	$21.03

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2014 (unaudited)

Assets	Global Trust	Health Sciences Trust	International Core Trust	International Equity Index Trust B
Investments in unaffiliated issuers, at value	$677,561,905	$279,048,023	$829,889,804	$694,740,604
Investments in affiliated issuers, at value	29,905,674	—	34,409,975	30,868,804
Total investments, at value	707,467,579	279,048,023	864,299,779	725,609,408
Cash	616,083	—	482,165	744
Foreign currency, at value	87,005	127,602	853,280	9,043,574
Cash held at broker for futures contracts	—	—	—	1,163,189
Receivable for investments sold	1,198,626	640,560	51,976	332,314
Receivable for forward foreign currency exchange contracts	—	—	504,144	—
Receivable for fund shares sold	518,964	88,659	4,776	47,978
Dividends and interest receivable	1,779,440	184,658	2,834,770	2,984,326
Receivable for securities lending income	23,889	—	149,775	40,228
Receivable for futures variation margin	—	—	—	99,974
Receivable due from advisor	—	—	—	12,810
Other assets	963	429	1,247	972
Total assets	711,692,549	280,089,931	869,181,912	739,335,517

Liabilities
Payable for investments purchased	1,015,132	775,247	15,018	38,293
Payable for forward foreign currency exchange contracts	—	—	1,340,316	—
Payable for fund shares repurchased	24,297	19,608	39,899	840,329
Payable upon return of securities loaned	29,893,321	—	34,384,976	30,859,028
Written options, at value	—	113,253	—	—
Payable to affiliates
Accounting and legal services fees	7,826	3,164	9,692	8,058
Trustees’ fees	402	142	479	408
Other liabilities and accrued expenses	201,492	54,472	359,193	37,095
Total liabilities	31,142,470	965,886	36,149,573	31,783,211
Net assets	$680,550,079	$279,124,045	$833,032,339	$707,552,306

Net assets consist of
Paid-in capital	$553,907,778	$116,647,775	$783,580,995	$513,707,406
Undistributed net investment income (loss)	12,442,785	(842,424)	26,869,193	16,495,304
Accumulated undistributed net realized gain (loss) on investments	(24,794,343)	76,905,786	(106,712,959)	(11,400,348)
Net unrealized appreciation (depreciation) on investments	138,993,859	86,412,908	129,295,110	188,749,944
Net assets	$680,550,079	$279,124,045	$833,032,339	$707,552,306
Investments in unaffiliated issuers, including repurchase agreements, at cost	$538,593,376	$192,599,175	$699,786,836	$506,169,530
Investments in affiliated issuers, at cost	$29,905,644	—	$34,409,589	$30,868,379
Foreign currency, at cost	$87,005	$126,563	$850,645	$8,990,578
Premiums received on written options	—	$76,021	—	—
Securities loaned, unaffiliated issuers, at value	$29,064,906	—	$32,705,416	$29,553,909

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$171,477,037	$108,199,710	$51,155,013	$310,454,402
Shares outstanding	7,957,332	3,352,991	4,068,124	17,173,065
Net asset value, offering price and redemption price per share	$21.55	$32.27	$12.57	$18.08

Series II
Net assets	$30,719,197	$90,040,936	$22,466,725	$26,796,060
Shares outstanding	1,431,750	2,881,059	1,773,484	1,481,993
Net asset value, offering price and redemption price per share	$21.46	$31.25	$12.67	$18.08

Series NAV
Net assets	$478,353,845	$80,883,399	$759,410,601	$370,301,844
Shares outstanding	22,214,480	2,491,968	60,561,086	20,484,058
Net asset value, offering price and redemption price per share	$21.53	$32.46	$12.54	$18.08

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2014 (unaudited)

Assets	International Growth Stock Trust	International Small Company Trust	International Value Trust	Lifestyle Aggressive PS Series
Investments in unaffiliated issuers, at value	$565,541,287	$117,494,860	$1,190,580,696	$2,915,508
Investments in affiliated issuers, at value	—	2,720,263	32,100,618	20,364,379
Total investments, at value	565,541,287	120,215,123	1,222,681,314	23,279,887
Cash	—	72,660	17,705,012	40,506
Foreign currency, at value	1,642,321	163,767	1,067,832	—
Receivable for investments sold	—	60,375	2,813,769	3,785
Receivable for fund shares sold	—	10,290	11,569	—
Dividends and interest receivable	1,894,957	267,356	5,297,549	—
Receivable for securities lending income	—	4,989	88,669	—
Receivable due from advisor	—	—	—	566
Other assets	812	170	1,815	7,788
Total assets	569,079,377	120,794,730	1,249,667,529	23,332,532

Liabilities
Foreign capital gains tax payable	—	—	878,202	—
Payable for investments purchased	6,543,001	6,408	846,710	14,822
Payable for fund shares repurchased	593,171	88,883	319,909	3,578
Payable upon return of securities loaned	—	2,721,949	32,070,105	—
Payable to affiliates
Accounting and legal services fees	6,499	1,338	14,123	281
Trustees’ fees	329	54	670	28
Other liabilities and accrued expenses	229,314	62,691	459,423	36,569
Total liabilities	7,372,314	2,881,323	34,589,142	55,278
Net assets	$561,707,063	$117,913,407	$1,215,078,387	$23,277,254

Net assets consist of
Paid-in capital	$667,257,853	$449,882,126	$1,382,911,807	$21,795,627
Undistributed net investment income (loss)	8,357,374	1,312,004	31,841,124	(6,959)
Accumulated undistributed net realized gain (loss) on investments	(239,383,965)	(351,556,948)	(386,255,150)	131,279
Net unrealized appreciation (depreciation) on investments	125,475,801	18,276,225	186,580,606	1,357,307
Net assets	$561,707,063	$117,913,407	$1,215,078,387	$23,277,254
Investments in unaffiliated issuers, including repurchase agreements, at cost	$440,095,052	$99,222,404	$1,003,215,393	$2,721,228
Investments in affiliated issuers, at cost	—	$2,720,220	$32,100,661	$19,201,352
Foreign currency, at cost	$1,641,685	$163,602	$1,067,021	—
Securities loaned, unaffiliated issuers, at value	—	$2,603,426	$30,929,623	—

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$2,988,801	$46,372,471	$118,692,962	$2,461,092
Shares outstanding	167,001	3,464,310	7,759,203	183,079
Net asset value, offering price and redemption price per share	$17.90	$13.39	$15.30	$13.44

Series II
Net assets	$24,473,056	$26,146,289	$93,816,798	$20,557,662
Shares outstanding	1,367,314	1,956,463	6,150,016	1,530,476
Net asset value, offering price and redemption price per share	$17.90	$13.36	$15.25	$13.43

Series NAV
Net assets	$534,245,206	$45,394,647	$1,002,568,627	$258,500
Shares outstanding	29,840,801	3,391,789	65,969,068	19,230
Net asset value, offering price and redemption price per share	$17.90	$13.38	$15.20	$13.44

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2014 (unaudited)

Assets	Lifestyle Balanced PS Series	Lifestyle Conservative PS Series	Lifestyle Growth PS Series	Lifestyle Moderate PS Series
Investments in affiliated issuers, at value	$1,007,451,400	$192,299,552	$1,868,648,980	$337,524,515
Total investments, at value	1,007,451,400	192,299,552	1,868,648,980	337,524,515
Cash	—	46	—	—
Receivable for investments sold	—	1,228,588	1,077,245	330,667
Receivable for fund shares sold	242,023	—	82,143	80,652
Receivable due from advisor	—	137	—	—
Other assets	357	73	631	147
Total assets	1,007,693,780	193,528,396	1,869,808,999	337,935,981

Liabilities
Payable for investments purchased	218,284	—	—	—
Payable for fund shares repurchased	16,011	1,227,105	1,144,807	408,474
Payable to affiliates
Accounting and legal services fees	12,190	2,347	22,500	4,118
Investment management fees	—	—	—	177
Other liabilities and accrued expenses	13,318	19,369	15,012	19,047
Total liabilities	259,803	1,248,821	1,182,319	431,816
Net assets	$1,007,433,977	$192,279,575	$1,868,626,680	$337,504,165

Net assets consist of
Paid-in capital	$943,907,258	$183,953,023	$1,744,228,793	$315,668,581
Undistributed net investment income (loss)	(1,084,289)	(226,140)	(1,980,275)	(402,827)
Accumulated undistributed net realized gain (loss) on investments	15,618,582	3,141,909	22,684,499	7,507,845
Net unrealized appreciation (depreciation) on investments	48,992,426	5,410,783	103,693,663	14,730,566
Net assets	$1,007,433,977	$192,279,575	$1,868,626,680	$337,504,165
Investments in affiliated issuers, at cost	$958,458,974	$186,888,769	$1,764,955,317	$322,793,949

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$27,238,652	$5,759,775	$36,671,954	$7,532,835
Shares outstanding	1,859,909	419,100	2,398,450	520,275
Net asset value, offering price and redemption price per share	$14.65	$13.74	$15.29	$14.48

Series II
Net assets	$957,451,265	$186,362,869	$1,828,698,121	$329,271,213
Shares outstanding	65,318,863	13,556,748	119,576,432	22,723,353
Net asset value, offering price and redemption price per share	$14.66	$13.75	$15.29	$14.49

Series NAV
Net assets	$22,744,060	$156,931	$3,256,605	$700,117
Shares outstanding	1,553,740	11,421	213,051	48,361
Net asset value, offering price and redemption price per share	$14.64	$13.74	$15.29	$14.48

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2014 (unaudited)

Assets	Mid Cap Index Trust	Mid Cap Stock Trust	Mid Value Trust	Mutual Shares Trust
Investments in unaffiliated issuers, at value	$846,560,012	$901,643,465	$971,218,969	$669,591,065
Investments in affiliated issuers, at value	56,267,327	63,152,511	62,160,869	11,043,902
Repurchase agreements, at value	15,135,000	20,900,000	—	—
Total investments, at value	917,962,339	985,695,976	1,033,379,838	680,634,967
Cash	145	70,010	—	10,933,074
Foreign currency, at value	—	16	219,840	1,468,256
Cash held at broker for futures contracts	1,946,000	—	—	—
Receivable for investments sold	11,820,555	16,884,105	3,392,637	2,066,360
Receivable for forward foreign currency exchange contracts	—	—	—	415,181
Receivable for fund shares sold	105,592	—	52,661	—
Dividends and interest receivable	673,804	269,059	705,608	1,560,147
Receivable for securities lending income	42,601	17,025	17,566	1,714
Receivable for futures variation margin	79,524	—	—	—
Other assets	1,221	1,368	1,394	8,666,845
Total assets	932,631,781	1,002,937,559	1,037,769,544	705,746,544

Liabilities
Payable for investments purchased	3,823,277	17,344,182	4,884,653	750,083
Payable for forward foreign currency exchange contracts	—	—	—	2,386,325
Payable for fund shares repurchased	1,290,402	1,375,362	1,158,575	2,416,707
Payable upon return of securities loaned	56,218,185	63,149,040	62,151,760	11,044,050
Payable to affiliates
Accounting and legal services fees	9,778	10,474	11,115	7,910
Trustees’ fees	390	509	479	420
Other liabilities and accrued expenses	59,435	85,045	86,225	86,772
Total liabilities	61,401,467	81,964,612	68,292,807	16,692,267
Net assets	$871,230,314	$920,972,947	$969,476,737	$689,054,277

Net assets consist of
Paid-in capital	$445,539,374	$528,627,601	$569,037,789	$463,295,751
Undistributed net investment income (loss)	5,947,117	(2,831,376)	6,108,195	24,217,507
Accumulated undistributed net realized gain (loss) on investments	76,065,667	247,271,002	147,190,293	37,063,052
Net unrealized appreciation (depreciation) on investments	343,678,156	147,905,720	247,140,460	164,477,967
Net assets	$871,230,314	$920,972,947	$969,476,737	$689,054,277
Investments in unaffiliated issuers, including repurchase agreements, at cost	$518,334,436	$774,638,855	$724,081,345	$503,424,655
Investments in affiliated issuers, at cost	$56,266,214	$63,151,718	$62,160,536	$11,043,782
Foreign currency, at cost	—	$16	$219,249	$1,493,926
Securities loaned, unaffiliated issuers, at value	$55,162,821	$61,823,109	$60,915,599	$10,843,055

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$696,514,173	$200,225,356	$372,735,177	$217,097,208
Shares outstanding	29,746,863	8,993,238	24,302,930	14,657,852
Net asset value, offering price and redemption price per share	$23.41	$22.26	$15.34	$14.81

Series II
Net assets	$77,813,444	$110,219,673	$83,034,208	—
Shares outstanding	3,336,483	5,090,365	5,415,370	—
Net asset value, offering price and redemption price per share	$23.32	$21.65	$15.33	—

Series NAV
Net assets	$96,902,697	$610,527,918	$513,707,352	$471,957,069
Shares outstanding	4,138,164	27,255,258	33,594,186	31,861,124
Net asset value, offering price and redemption price per share	$23.42	$22.40	$15.29	$14.81

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2014 (unaudited)

Assets	Natural Resources Trust	Real Estate Securities Trust	Science & Technology Trust	Small Cap Growth Trust
Investments in unaffiliated issuers, at value	$147,802,257	$415,755,349	$457,117,180	$543,743,520
Investments in affiliated issuers, at value	5,160,812	—	35,235,464	70,566,231
Repurchase agreements, at value	3,400,000	3,051,000	5,671,000	—
Total investments, at value	156,363,069	418,806,349	498,023,644	614,309,751
Cash	14,746	1,480	1,963	—
Foreign currency, at value	—	578	1,496,486	476,120
Receivable for investments sold	—	3,075,020	1,383,664	8,891,691
Receivable for fund shares sold	63,693	29,779	18,823	—
Dividends and interest receivable	176,570	1,500,336	136,837	184,059
Receivable for securities lending income	2,778	—	22,280	11,476
Other assets	228	512	744	845
Total assets	156,621,084	423,414,054	501,084,441	623,873,942

Liabilities
Due to custodian	—	—	—	1,084,553
Payable for investments purchased	233,902	3,174,491	1,528,440	6,045,360
Payable for forward foreign currency exchange contracts	—	—	—	—
Payable for fund shares repurchased	1,252	306,220	1,245,748	694,835
Payable upon return of securities loaned	5,162,325	—	35,234,997	70,563,857
Payable to affiliates
Accounting and legal services fees	1,706	4,783	5,186	6,183
Trustees’ fees	155	360	205	250
Other liabilities and accrued expenses	117,177	47,801	59,617	56,048
Total liabilities	5,516,517	3,533,655	38,074,193	78,451,086
Net assets	$151,104,567	$419,880,399	$463,010,248	$545,422,856

Net assets consist of
Paid-in capital	$279,144,611	$900,058,972	$327,468,768	$319,909,809
Undistributed net investment income (loss)	701,614	8,110,153	(839,878)	(2,107,223)
Accumulated undistributed net realized gain (loss) on investments	(141,066,146)	(524,844,285)	58,973,155	134,876,949
Net unrealized appreciation (depreciation) on investments	12,324,488	36,555,559	77,408,203	92,743,321
Net assets	$151,104,567	$419,880,399	$463,010,248	$545,422,856
Investments in unaffiliated issuers, including repurchase agreements, at cost	$138,880,151	$382,250,787	$385,392,581	$451,001,837
Investments in affiliated issuers, at cost	$5,160,769	—	$35,235,170	$70,565,539
Foreign currency, at cost	—	$552	$1,484,265	$472,434
Securities loaned, unaffiliated issuers, at value	$5,002,595	—	$34,853,506	$69,015,949

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$13,467,096	$95,773,876	$394,157,930	$125,210,899
Shares outstanding	1,159,925	5,852,610	14,858,401	9,320,767
Net asset value, offering price and redemption price per share	$11.61	$16.36	$26.53	$13.43

Series II
Net assets	$81,141,002	$65,176,259	$47,286,651	$41,267,193
Shares outstanding	7,075,063	3,979,621	1,820,050	3,149,284
Net asset value, offering price and redemption price per share	$11.47	$16.38	$25.98	$13.10

Series NAV
Net assets	$56,496,469	$258,930,264	$21,565,667	$378,944,764
Shares outstanding	4,946,101	15,912,912	808,785	28,051,815
Net asset value, offering price and redemption price per share	$11.42	$16.27	$26.66	$13.51

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2014 (unaudited)

Assets	Small Cap Index Trust	Small Cap Opportunities Trust	Small Cap Value Trust	Small Company Growth Trust
Investments in unaffiliated issuers, at value	$432,636,089	$298,744,126	$730,084,328	$146,674,408
Investments in affiliated issuers, at value	54,007,115	—	7,602,246	11,236,487
Repurchase agreements, at value	6,298,000	—	29,500,000	—
Total investments, at value	492,941,204	298,744,126	767,186,574	157,910,895
Cash	3,002	—	108,062	2,607
Cash held at broker for futures contracts	1,624,000	—	—	—
Receivable for investments sold	46,333,812	4,014,908	—	2,684,666
Receivable for fund shares sold	67,523	—	—	—
Dividends and interest receivable	446,750	170,517	763,476	58,245
Receivable for securities lending income	69,285	—	1,556	7,853
Receivable for futures variation margin	53,950	—	—	—
Other assets	676	535	1,141	234
Total assets	541,540,202	302,930,086	768,060,809	160,664,500

Liabilities
Payable for investments purchased	46,486,052	1,282,550	—	648,813
Payable for fund shares repurchased	468,591	435,914	1,958,968	310,742
Payable upon return of securities loaned	53,962,387	—	7,601,276	11,234,575
Payable to affiliates
Accounting and legal services fees	4,950	3,235	8,657	1,716
Trustees’ fees	236	124	441	52
Other liabilities and accrued expenses	41,080	43,857	64,405	29,374
Total liabilities	100,963,296	1,765,680	9,633,747	12,225,272
Net assets	$440,576,906	$301,164,406	$758,427,062	$148,439,228

Net assets consist of
Paid-in capital	$234,740,350	$246,986,316	$399,100,942	$117,203,094
Undistributed net investment income (loss)	3,451,298	24,626	4,747,500	246,349
Accumulated undistributed net realized gain (loss) on investments	53,570,022	(9,487,254)	124,665,264	(12,613,627)
Net unrealized appreciation (depreciation) on investments	148,815,236	63,640,718	229,913,356	43,603,412
Net assets	$440,576,906	$301,164,406	$758,427,062	$148,439,228
Investments in unaffiliated issuers, including repurchase agreements, at cost	$290,295,605	$235,103,408	$529,671,092	$103,071,045
Investments in affiliated issuers, at cost	$54,005,203	—	$7,602,126	$11,236,438
Securities loaned, unaffiliated issuers, at value	$52,463,525	—	$7,413,881	$11,017,805

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$313,614,522	$121,454,801	$361,445,844	—
Shares outstanding	19,231,955	3,832,072	13,593,191	—
Net asset value, offering price and redemption price per share	$16.31	$31.69	$26.59	—

Series II
Net assets	$56,874,646	$50,774,986	$41,960,183	—
Shares outstanding	3,503,774	1,621,278	1,584,541	—
Net asset value, offering price and redemption price per share	$16.23	$31.32	$26.48	—

Series NAV
Net assets	$70,087,738	$128,934,619	$355,021,035	$148,439,228
Shares outstanding	4,294,330	4,085,538	13,374,334	5,532,155
Net asset value, offering price and redemption price per share	$16.32	$31.56	$26.54	$26.83

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2014 (unaudited)

Assets	Small Company Value Trust	Strategic Equity Allocation Trust	Total Stock Market Index Trust	U.S. Equity Trust
Investments in unaffiliated issuers, at value	$392,830,048	$11,083,349,095	$573,763,809	$874,145,133
Investments in affiliated issuers, at value	22,160,861	247,958,849	13,372,581	3,474,335
Repurchase agreements, at value	—	367,588,000	10,938,000	—
Total investments, at value	414,990,909	11,698,895,944	598,074,390	877,619,468
Cash	64,828	—	12,785	—
Foreign currency, at value	—	5,168,534	239,597	—
Cash held at broker for futures contracts	—	40,350,000	1,101,000	—
Receivable for investments sold	4,113,587	53,758,510	422	20,045,488
Receivable for fund shares sold	—	—	38,517	1,864
Dividends and interest receivable	323,656	20,956,928	574,472	1,066,691
Receivable for securities lending income	9,472	316,315	15,372	2,560
Receivable for futures variation margin	—	688,553	19,140	—
Other assets	590	16,539	819	1,319
Total assets	419,503,042	11,820,151,323	600,076,514	898,737,390

Liabilities
Due to custodian	—	525,245	—	5,792,513
Payable for investments purchased	2,785,100	50,366,064	—	—
Payable for fund shares repurchased	1,227,295	3,378,288	932,095	190,757
Payable upon return of securities loaned	22,159,533	248,005,456	13,373,637	3,494,998
Payable to affiliates
Accounting and legal services fees	4,514	126,663	6,605	10,577
Trustees’ fees	255	4,293	249	668
Other liabilities and accrued expenses	46,546	440,879	45,848	78,424
Total liabilities	26,223,243	302,846,888	14,358,434	9,567,937
Net assets	$393,279,799	$11,517,304,435	$585,718,080	$889,169,453

Net assets consist of
Paid-in capital	$209,678,768	$8,375,632,899	$337,134,356	$816,421,534
Undistributed net investment income (loss)	340,608	161,985,806	5,768,186	8,806,743
Accumulated undistributed net realized gain (loss) on investments	27,102,353	561,112,064	6,230,954	(106,001,566)
Net unrealized appreciation (depreciation) on investments	156,158,070	2,418,573,666	236,584,584	169,942,742
Net assets	$393,279,799	$11,517,304,435	$585,718,080	$889,169,453
Investments in unaffiliated issuers, including repurchase agreements, at cost	$236,672,177	$9,034,729,505	$348,250,800	$704,202,426
Investments in affiliated issuers, at cost	$22,160,662	$247,943,390	$13,372,118	$3,474,300
Foreign currency, at cost	—	$5,167,208	$241,758	—
Securities loaned, unaffiliated issuers, at value	$21,701,980	$240,542,412	$13,047,779	$3,368,633

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$81,939,860	—	$451,451,105	$141,605,941
Shares outstanding	3,150,413	—	24,806,506	7,569,291
Net asset value, offering price and redemption price per share	$26.01	—	$18.20	$18.71

Series II
Net assets	$67,918,215	—	$41,209,343	$8,133,941
Shares outstanding	2,642,970	—	2,272,778	435,187
Net asset value, offering price and redemption price per share	$25.70	—	$18.13	$18.69

Series NAV
Net assets	$243,421,724	$11,517,304,435	$93,057,632	$739,429,571
Shares outstanding	9,371,898	645,034,783	5,113,765	39,507,413
Net asset value, offering price and redemption price per share	$25.97	$17.86	$18.20	$18.72

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2014 (unaudited)

Assets	Utilities Trust	Value Trust
Investments in unaffiliated issuers, at value	$554,029,159	$695,529,944
Investments in affiliated issuers, at value	26,064,964	—
Repurchase agreements, at value	11,104,000	—
Total investments, at value	591,198,123	695,529,944
Cash	878	—
Foreign currency, at value	2,996	—
Receivable for investments sold	2,452,344	1,094,308
Receivable for forward foreign currency exchange contracts	177,173	—
Receivable for fund shares sold	16,351	2,943
Dividends and interest receivable	1,671,479	944,790
Receivable for securities lending income	20,080	—
Other assets	20,562	859
Total assets	595,559,986	697,572,844

Liabilities
Payable for investments purchased	3,681,086	1,062,642
Payable for forward foreign currency exchange contracts	378,186	—
Payable for fund shares repurchased	409,184	2,149,935
Payable upon return of securities loaned	26,073,959	—
Payable to affiliates
Accounting and legal services fees	6,245	7,786
Trustees’ fees	151	220
Other liabilities and accrued expenses	64,793	56,901
Total liabilities	30,613,604	3,277,484
Net assets	$564,946,382	$694,295,360

Net assets consist of
Paid-in capital	$427,823,459	$437,710,131
Undistributed net investment income (loss)	13,416,513	2,504,510
Accumulated undistributed net realized gain (loss) on investments	31,140,540	109,960,179
Net unrealized appreciation (depreciation) on investments	92,565,870	144,120,540
Net assets	$564,946,382	$694,295,360
Investments in unaffiliated issuers, including repurchase agreements, at cost	$472,380,573	$551,416,454
Investments in affiliated issuers, at cost	$26,064,748	—
Foreign currency, at cost	$2,996	—
Securities loaned, unaffiliated issuers, at value	$25,149,538	—

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$497,588,962	$629,071,527
Shares outstanding	27,562,447	22,460,968
Net asset value, offering price and redemption price per share	$18.05	$28.01

Series II
Net assets	$27,232,927	$35,062,775
Shares outstanding	1,521,868	1,257,233
Net asset value, offering price and redemption price per share	$17.89	$27.89

Series NAV
Net assets	$40,124,493	$30,161,058
Shares outstanding	2,224,353	1,077,937
Net asset value, offering price and redemption price per share	$18.04	$27.98

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — June 30, 2014 (unaudited)

Investment income	500 Index Trust B	All Cap Core Trust	Alpha Opportunities Trust	American Asset Allocation Trust
Dividends	$30,470,181	$2,813,171	$6,664,204	$5,168,721
Securities lending	37,571	28,495	380,518	—
Interest	698	1,119	4,910	—
Less foreign taxes withheld	(1,741)	(824)	(185,806)	—
Total investment income	30,506,709	2,841,961	6,863,826	5,168,721

Expenses
Investment management fees	7,012,881	1,425,746	4,283,704	—
Series I distribution and service fees	400,084	20,735	250	654,370
Series II distribution and service fees	62,990	9,454	—	5,196,472
Series III distribution and service fees	—	—	—	210,497
Accounting and legal services fees	196,379	23,773	57,191	114,482
Professional fees	38,281	18,726	25,284	23,678
Printing and postage	23,001	4,869	9,743	28,750
Custodian fees	95,143	24,567	96,667	5,599
Trustees’ fees	17,017	2,127	5,136	10,223
Registration and filing fees	5,079	3,286	2,719	4,949
Other	6,483	4,008	7,105	2,228
Total expenses before reductions	7,857,338	1,537,291	4,487,799	6,251,248
Net expense reductions	(3,595,843)	(11,778)	(161,263)	(56,678)
Total expenses	4,261,495	1,525,513	4,326,536	6,194,570
Net investment income (loss)	26,245,214	1,316,448	2,537,290	(1,025,849)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	16,026,212	28,431,493	82,232,744 [1]	28,767,896
Investments in affiliated issuers	(1,643)	(791)	(3,637)	—
Capital gain distributions received from unaffiliated underlying funds	—	—	—	86,016,767
Futures contracts	7,812,551	219,136	—	—
Written options	—	—	(13,621)	—
	23,837,120	28,649,838	82,215,486	114,784,663
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	161,620,488	(7,697,428)	(27,472,985)	(47,689,571)
Investments in affiliated issuers	2,165	588	3,750	—
Futures contracts	(1,989,467)	(28,145)	—	—
Written options	—	—	(40,555)	—
	159,633,186	(7,724,985)	(27,509,790)	(47,689,571)
Net realized and unrealized gain (loss)	183,470,306	20,924,853	54,705,696	67,095,092

Increase (decrease) in net assets from operations	$209,715,520	$22,241,301	$57,242,986	$66,069,243

1	Net of India foreign taxes of $28,002.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — June 30, 2014 (unaudited)

Investment income	American Global Growth Trust	American Growth Trust	American Growth-Income Trust	American International Trust
Dividends	$1,043,986	$5,260,079	$3,874,167	$679,889
Total investment income	1,043,986	5,260,079	3,874,167	679,889

Expenses
Series I distribution and service fees	17,759	329,884	789,267	271,161
Series II distribution and service fees	825,941	3,286,013	2,981,524	1,980,373
Series III distribution and service fees	47,694	141,783	337,113	67,196
Accounting and legal services fees	17,067	70,960	85,941	43,286
Professional fees	11,153	18,057	19,614	15,042
Printing and postage	3,280	18,752	21,472	11,805
Custodian fees	2,718	5,599	5,599	5,599
Trustees’ fees	1,557	6,442	7,734	3,920
Registration and filing fees	1,167	4,477	5,163	4,475
Other	664	1,287	1,414	388
Total expenses before reductions	929,000	3,883,254	4,254,841	2,403,245
Net expense reductions	(8,453)	(35,161)	(42,464)	(21,498)
Total expenses	920,547	3,848,093	4,212,377	2,381,747
Net investment income (loss)	123,439	1,411,986	(338,210)	(1,701,858)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	3,470,174	25,471,573	64,414,624	5,587,212
Capital gain distributions received from unaffiliated underlying funds	25,766,274	52,776,572	63,536,347	—
	29,236,448	78,248,145	127,950,971	5,587,212
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(23,506,466)	(23,358,830)	(40,951,374)	19,193,943
	(23,506,466)	(23,358,830)	(40,951,374)	19,193,943
Net realized and unrealized gain (loss)	5,729,982	54,889,315	86,999,597	24,781,155

Increase (decrease) in net assets from operations	$5,853,421	$56,301,301	$86,661,387	$23,079,297

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — June 30, 2014 (unaudited)

Investment income	American New World Trust	Blue Chip Growth Trust	Capital Appreciation Trust	Capital Appreciation Value Trust
Dividends	$132,137	$6,991,633	$4,528,601	$1,910,210
Securities lending	—	40,892	128,046	486
Interest	—	1,786	—	1,890,177
Less foreign taxes withheld	—	(4,967)	(148,496)	(14,346)
Total investment income	132,137	7,029,344	4,508,151	3,786,527

Expenses
Investment management fees	—	7,303,260	3,813,520	1,445,401
Series I distribution and service fees	44,530	79,735	49,324	671
Series II distribution and service fees	230,344	173,009	91,956	407,942
Series III distribution and service fees	2,567	—	—	—
Accounting and legal services fees	5,031	120,904	70,460	23,025
Professional fees	10,947	29,380	25,810	21,868
Printing and postage	1,305	32,310	15,747	5,636
Custodian fees	5,599	114,214	78,841	27,838
Trustees’ fees	447	10,959	6,362	2,050
Registration and filing fees	1,838	4,702	3,914	3,849
Other	360	12,888	13,166	3,763
Total expenses before reductions	302,968	7,881,361	4,169,100	1,942,043
Net expense reductions	(2,507)	(344,602)	(34,903)	(70,657)
Total expenses	300,461	7,536,759	4,134,197	1,871,386
Net investment income (loss)	(168,324)	(507,415)	373,954	1,915,141

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	1,695,703	195,399,472	85,450,792	26,286,661
Investments in affiliated issuers	—	(2,727)	(1,989)	42
Capital gain distributions received from unaffiliated underlying funds	7,685,945	—	—	—
Written options	—	—	—	(7,880)
	9,381,648	195,396,745	85,448,803	26,278,823
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(5,603,037)	(142,322,043)	(39,712,761)	(4,731,457)
Investments in affiliated issuers	—	2,656	2,603	—
Written options	—	—	—	375,212
	(5,603,037)	(142,319,387)	(39,710,158)	(4,356,245)
Net realized and unrealized gain (loss)	3,778,611	53,077,358	45,738,645	21,922,578

Increase (decrease) in net assets from operations	$3,610,287	$52,569,943	$46,112,599	$23,837,719

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — June 30, 2014 (unaudited)

Investment income	Core Strategy Trust	Emerging Markets Value Trust	Equity- Income Trust	Financial Services Trust
Dividends	$190	$17,322,253	$29,894,013	$1,587,398
Securities lending	—	354,345	315,881	6,328
Interest	52,863	574	37,122	1,984
Less foreign taxes withheld	—	(1,944,274)	(287,260)	(22,272)
Total investment income	53,053	15,732,898	29,959,756	1,573,438

Expenses
Investment management fees	822,118	4,916,273	8,108,115	693,811
Series I distribution and service fees	35,488	992	84,081	32,423
Series II distribution and service fees	4,670,196	—	230,071	30,697
Accounting and legal services fees	211,787	66,498	133,935	11,449
Professional fees	33,748	28,431	30,532	52,564
Printing and postage	11,124	11,745	36,683	2,183
Custodian fees	20,387	526,523	123,622	21,082
Trustees’ fees	20,217	6,145	11,863	1,018
Registration and filing fees	9,880	3,056	4,225	3,592
Other	6,075	20,944	25,515	2,936
Total expenses before reductions	5,841,020	5,580,607	8,788,642	851,755
Net expense reductions	—	(33,045)	(383,007)	(5,681)
Total expenses	5,841,020	5,547,562	8,405,635	846,074
Net investment income (loss)	(5,787,967)	10,185,336	21,554,121	727,364

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	(8,731)	(21,927,497)	74,974,227	52,269,602
Investments in affiliated issuers	37,527,453	(3,874)	(8,341)	297
	37,518,722	(21,931,371)	74,965,886	52,269,899
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	13,890	77,313,399 [1]	27,978,057	(44,458,765)
Investments in affiliated issuers	176,736,219	468,244	8,738	45
	176,750,109	77,781,643	27,986,795	(44,458,720)
Net realized and unrealized gain (loss)	214,268,831	55,850,272	102,952,681	7,811,179

Increase (decrease) in net assets from operations	$208,480,864	$66,035,608	$124,506,802	$8,538,543

1	Net of $278,294 increase in deferred India foreign withholding taxes.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — June 30, 2014 (unaudited)

Investment income	Franklin Templeton Founding Allocation Trust	Fundamental All Cap Core Trust	Fundamental Large Cap Value Trust	Fundamental Value Trust
Dividends	—	$11,382,854	$10,379,244	$12,613,063
Securities lending	—	—	1,670	96,633
Interest	—	3,613	3,338	34,500
Less foreign taxes withheld	—	—	(234,764)	(356,393)
Total investment income	—	11,386,467	10,149,488	12,387,803

Expenses
Investment management fees	$300,252	5,419,954	3,425,542	5,683,924
Series I distribution and service fees	12,910	37,822	67,537	86,051
Series II distribution and service fees	1,611,075	79,832	51,600	314,964
Accounting and legal services fees	88,759	103,869	67,911	97,603
Professional fees	27,205	27,221	22,682	26,854
Printing and postage	21,392	20,668	7,689	25,852
Custodian fees	5,599	100,311	106,495	146,692
Trustees’ fees	7,791	9,303	5,707	8,815
Registration and filing fees	4,902	4,683	3,638	4,190
Other	2,029	10,562	20,589	176,549
Total expenses before reductions	2,081,914	5,814,225	3,779,390	6,571,494
Net expense reductions	—	(51,355)	(34,562)	(48,279)
Total expenses	2,081,914	5,762,870	3,744,828	6,523,215
Net investment income (loss)	(2,081,914)	5,623,597	6,404,660	5,864,588

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	—	116,505,992	34,019,684	644,823,575
Investments in affiliated issuers	5,521,662	—	—	5,293
Futures contracts	—	—	—	8,341,644
	5,521,662	116,505,992	34,019,684	653,170,512
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	—	(47,961,896)	38,583,300	(599,397,804)
Investments in affiliated issuers	96,286,652	—	—	(88)
	96,286,652	(47,961,896)	38,583,300	(599,397,892)
Net realized and unrealized gain (loss)	101,808,314	68,544,096	72,602,984	53,772,620

Increase (decrease) in net assets from operations	$99,726,400	$74,167,693	$79,007,644	$59,637,208

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — June 30, 2014 (unaudited)

Investment income	Global Trust	Health Sciences Trust	International Core Trust	International Equity Index Trust B
Dividends	$15,360,372	$822,113	$27,764,625	$16,990,810
Securities lending	333,207	—	785,246	357,704
Interest	2,399	2,935	—	8,499
Less foreign taxes withheld	(969,820)	(32,878)	(1,584,023)	(1,254,763)
Total investment income	14,726,158	792,170	26,965,848	16,102,250

Expenses
Investment management fees	2,703,264	1,388,790	3,735,589	1,813,890
Series I distribution and service fees	42,800	27,942	12,349	73,184
Series II distribution and service fees	39,747	114,134	27,638	31,540
Accounting and legal services fees	43,148	18,035	54,576	43,811
Professional fees	22,333	18,469	41,342	25,342
Printing and postage	9,153	3,043	10,199	5,715
Custodian fees	249,459	30,706	456,704	10,483
Trustees’ fees	3,812	1,583	4,857	3,851
Registration and filing fees	4,370	3,619	4,049	5,894
Other	5,768	3,296	9,004	5,631
Total expenses before reductions	3,123,854	1,609,617	4,356,307	2,019,341
Net expense reductions	(48,229)	(78,737)	(27,060)	(757,098)
Total expenses	3,075,625	1,530,880	4,329,247	1,262,243
Net investment income (loss)	11,650,533	(738,710)	22,636,601	14,840,007

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	17,564,711	38,184,087	37,114,957	432,005
Investments in affiliated issuers	1,337	—	3,686	—
Futures contracts	—	—	—	1,440,150
Written options	—	795,575	—	—
	17,566,048	38,979,662	37,118,643	1,872,155
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	4,816,835	(10,455,979)	2,208,435	21,026,776
Investments in affiliated issuers	240	—	1,640	2,026
Futures contracts	—	—	—	(649,746)
Written options	—	(618,345)	—	—
	4,817,075	(11,074,324)	2,210,075	20,379,056
Net realized and unrealized gain (loss)	22,383,123	27,905,338	39,328,718	22,251,211

Increase (decrease) in net assets from operations	$34,033,656	$27,166,628	$61,965,319	$37,091,218

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — June 30, 2014 (unaudited)

Investment income	International Growth Stock Trust	International Small Company Trust	International Value Trust	Lifestyle Aggressive PS Series
Dividends	$10,611,553	$1,939,257	$38,601,551	$19,263
Securities lending	—	46,657	925,545	—
Interest	13,059	202	3,967	—
Less foreign taxes withheld	(800,143)	(192,946)	(2,772,945)	—
Total investment income	9,824,469	1,793,170	36,758,118	19,263

Expenses
Investment management fees	2,223,303	532,089	4,914,005	6,101
Series I distribution and service fees	727	11,296	29,658	536
Series II distribution and service fees	28,841	33,222	119,330	16,485
Accounting and legal services fees	36,262	7,242	79,297	950
Professional fees	31,165	19,582	34,225	16,573
Printing and postage	6,038	1,354	19,532	2
Custodian fees	289,443	60,702	603,119	5,606
Trustees’ fees	3,212	648	7,062	—
Registration and filing fees	3,270	3,560	4,807	9,085
Other	4,737	3,491	8,290	621
Total expenses before reductions	2,626,998	673,186	5,819,325	55,959
Net expense reductions	(18,010)	(3,583)	(39,289)	(29,737)
Total expenses	2,608,988	669,603	5,780,036	26,222
Net investment income (loss)	7,215,481	1,123,567	30,978,082	(6,959)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	26,864,477	2,722,866	47,751,956 [1]	98
Investments in affiliated issuers	—	(98)	2,790	131,181
	26,864,477	2,722,768	47,754,746	131,279
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	364,478	2,788,420	(35,531,950)[2]	193,795
Investments in affiliated issuers	—	191	407	1,154,428
	364,478	2,788,611	(35,531,543)	1,348,223
Net realized and unrealized gain (loss)	27,228,955	5,511,379	12,223,203	1,479,502

Increase (decrease) in net assets from operations	$34,444,436	$6,634,946	$43,201,285	$1,472,543

1	Net of India foreign taxes of $222,949.
2	Net of $575,492 increase in deferred India foreign withholding taxes.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — June 30, 2014 (unaudited)

Expenses	Lifestyle Balanced PS Series	Lifestyle Conservative PS Series	Lifestyle Growth PS Series	Lifestyle Moderate PS Series
Investment management fees	$148,684	$29,050	$270,377	$51,522
Series I distribution and service fees	4,303	913	5,787	1,259
Series II distribution and service fees	868,139	172,435	1,618,975	307,613
Accounting and legal services fees	44,615	8,743	80,645	15,534
Professional fees	18,246	16,963	19,458	17,295
Printing and postage	1,942	652	2,057	1,020
Custodian fees	5,599	5,599	5,599	5,599
Trustees’ fees	1,700	371	2,766	676
Registration and filing fees	5,632	5,385	5,184	5,385
Expense recapture	5,108	—	3,036	8,703
Other	1,271	943	966	1,031
Total expenses before reductions	1,105,239	241,054	2,014,850	415,637
Net expense reductions	(18,135)	(13,857)	(32,978)	(11,254)
Total expenses	1,087,104	227,197	1,981,872	404,383
Net investment income (loss)	(1,087,104)	(227,197)	(1,981,872)	(404,383)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in affiliated issuers	1,305,371	595,909	2,136,766	880,508
	1,305,371	595,909	2,136,766	880,508
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies
Investments in affiliated issuers	39,733,565	5,344,016	85,750,870	12,042,618
	39,733,565	5,344,016	85,750,870	12,042,618
Net realized and unrealized gain (loss)	41,038,936	5,939,925	87,887,636	12,923,126

Increase (decrease) in net assets from operations	$39,951,832	$5,712,728	$85,905,764	$12,518,743

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — June 30, 2014 (unaudited)

Investment income	Mid Cap Index Trust	Mid Cap Stock Trust	Mid Value Trust	Mutual Shares Trust
Dividends	$5,911,229	$2,165,644	$8,708,038	$14,447,699
Securities lending	210,513	192,845	86,436	20,985
Interest	134	5,774	92,801	2,043,958
Less foreign taxes withheld	—	(8,167)	(60,013)	(115,953)
Total investment income	6,121,876	2,356,096	8,827,262	16,396,689

Expenses
Investment management fees	1,968,776	3,806,412	4,536,601	3,110,091
Series I distribution and service fees	165,251	49,753	87,284	53,593
Series II distribution and service fees	97,395	140,237	102,996	—
Accounting and legal services fees	53,456	59,083	61,446	43,663
Professional fees	21,747	22,860	22,746	29,474
Printing and postage	7,499	11,675	11,874	7,102
Custodian fees	27,896	65,993	67,232	84,764
Trustees’ fees	4,673	5,303	5,393	3,882
Registration and filing fees	4,849	4,534	4,259	3,059
Other	7,350	7,656	6,980	5,526
Total expenses before reductions	2,358,892	4,173,506	4,906,811	3,341,154
Net expense reductions	(414,520)	(29,266)	(250,827)	(21,626)
Total expenses	1,944,372	4,144,240	4,655,984	3,319,528
Net investment income (loss)	4,177,504	(1,788,144)	4,171,278	13,077,161

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	29,675,569	84,329,586	64,025,277	27,323,983
Investments in affiliated issuers	(8,551)	(9,888)	(4,870)	636
Futures contracts	1,703,077	—	—	—
	31,370,095	84,319,698	64,020,407	27,324,619
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	24,225,678	(32,085,748)	20,828,261	10,477,276
Investments in affiliated issuers	6,560	9,154	4,232	148
Futures contracts	(371,877)	—	—	—
	23,860,361	(32,076,594)	20,832,493	10,477,424
Net realized and unrealized gain (loss)	55,230,456	52,243,104	84,852,900	37,802,043

Increase (decrease) in net assets from operations	$59,407,960	$50,454,960	$89,024,178	$50,879,204

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — June 30, 2014 (unaudited)

Investment income	Natural Resources Trust	Real Estate Securities Trust	Science & Technology Trust	Small Cap Growth Trust
Dividends	$1,650,518	$6,902,663	$1,674,697	$782,359
Securities lending	14,455	—	124,086	158,013
Interest	530	—	3,972	625
Less foreign taxes withheld	(92,387)	—	(12,291)	—
Total investment income	1,573,116	6,902,663	1,790,464	940,997

Expenses
Investment management fees	722,865	1,382,660	2,277,111	2,870,896
Series I distribution and service fees	2,874	22,537	95,189	30,946
Series II distribution and service fees	96,566	78,131	58,353	52,256
Accounting and legal services fees	9,320	25,222	28,806	35,000
Professional fees	17,452	19,848	20,049	20,144
Printing and postage	2,351	5,908	4,847	6,199
Custodian fees	33,614	26,680	56,207	37,316
Trustees’ fees	889	2,198	2,516	3,162
Registration and filing fees	3,294	5,432	3,291	4,220
Other	88,917	3,866	4,122	5,457
Total expenses before reductions	978,142	1,572,482	2,550,491	3,065,596
Net expense reductions	(45,182)	(12,646)	(94,246)	(17,377)
Total expenses	932,960	1,559,836	2,456,245	3,048,219
Net investment income (loss)	640,156	5,342,827	(665,781)	(2,107,222)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	6,251,589	18,790,875	49,772,691	55,052,861
Investments in affiliated issuers	331	—	(1,548)	(9,252)
	6,251,920	18,790,875	49,771,143	55,043,609
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	9,595,444	41,715,817	(17,867,720)	(28,059,901)
Investments in affiliated issuers	167	—	1,588	6,858
	9,595,611	41,715,817	(17,866,132)	(28,053,043)
Net realized and unrealized gain (loss)	15,847,531	60,506,692	31,905,011	26,990,566

Increase (decrease) in net assets from operations	$16,487,687	$65,849,519	$31,239,230	$24,883,344

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — June 30, 2014 (unaudited)

Investment income	Small Cap Index Trust	Small Cap Opportunities Trust	Small Cap Value Trust	Small Company Growth Trust
Dividends	$3,020,473	$1,495,554	$8,139,182	$994,821
Securities lending	391,517	—	16,959	47,273
Interest	129	762	6,791	1,113
Less foreign taxes withheld	(1,495)	(1,352)	—	—
Total investment income	3,410,624	1,494,964	8,162,932	1,043,207

Expenses
Investment management fees	1,066,740	1,483,893	3,954,669	755,587
Series I distribution and service fees	76,711	30,303	90,214	—
Series II distribution and service fees	73,544	65,913	56,224	—
Accounting and legal services fees	28,402	18,512	49,368	9,717
Professional fees	18,909	17,802	21,250	17,173
Printing and postage	4,042	2,369	9,247	1,225
Custodian fees	15,758	27,010	45,163	11,996
Trustees’ fees	2,569	1,628	4,449	868
Registration and filing fees	4,201	3,636	3,886	2,631
Other	4,199	4,379	6,155	2,493
Total expenses before reductions	1,295,075	1,655,445	4,240,625	801,690
Net expense reductions	(109,827)	(142,981)	(24,390)	(4,832)
Total expenses	1,185,248	1,512,464	4,216,235	796,858
Net investment income (loss)	2,225,376	(17,500)	3,946,697	246,349

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	33,036,188	18,132,663	53,815,233	17,750,188
Investments in affiliated issuers	(4,966)	—	(2,356)	(1,418)
Futures contracts	328,946	—	—	—
	33,360,168	18,132,663	53,812,877	17,748,770
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(22,981,806)	(10,203,958)	(43,644,302)	(10,995,487)
Investments in affiliated issuers	4,865	—	897	1,074
Futures contracts	(553,560)	—	—	—
	(23,530,501)	(10,203,958)	(43,643,405)	(10,994,413)
Net realized and unrealized gain (loss)	9,829,667	7,928,705	10,169,472	6,754,357

Increase (decrease) in net assets from operations	$12,055,043	$7,911,205	$14,116,169	$7,000,706

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — June 30, 2014 (unaudited)

Investment income	Small Company Value Trust	Strategic Equity Allocation Trust	Total Stock Market Index Trust	U.S. Equity Trust
Dividends	$2,987,443	$164,913,241	$5,386,277	$9,707,420
Securities lending	54,152	2,764,875	92,078	43,187
Interest	2,114	746	247	—
Less foreign taxes withheld	(653)	(6,243,448)	(2,588)	—
Total investment income	3,043,056	161,435,414	5,476,014	9,750,607

Expenses
Investment management fees	2,063,537	34,050,980	1,341,839	3,522,252
Series I distribution and service fees	20,485	—	106,668	34,967
Series II distribution and service fees	86,404	—	52,399	10,399
Accounting and legal services fees	25,929	703,256	35,927	60,370
Professional fees	18,812	97,336	19,716	24,418
Printing and postage	5,414	55,212	4,605	12,558
Custodian fees	27,078	335,000	19,791	51,428
Trustees’ fees	2,346	61,512	3,130	5,387
Registration and filing fees	3,267	3,053	3,998	3,016
Other	3,819	52,192	4,739	8,388
Total expenses before reductions	2,257,091	35,358,541	1,592,812	3,733,183
Net expense reductions	(119,810)	(7,402,299)	—	(29,868)
Total expenses	2,137,281	27,956,242	1,592,812	3,703,315
Net investment income (loss)	905,775	133,479,172	3,883,202	6,047,292

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	25,826,245	253,772,353	3,939,422	99,321,673
Investments in affiliated issuers	(1,992)	(2,425)	(1,204)	(896)
Futures contracts	—	28,796,575	806,310	—
	25,824,253	282,566,503	4,744,528	99,320,777
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(15,605,986)	232,861,813	27,775,345	(53,782,132)
Investments in affiliated issuers	2,017	11,025	1,300	716
Futures contracts	—	(10,775,835)	(414,063)	—
	(15,603,969)	222,097,003	27,362,582	(53,781,416)
Net realized and unrealized gain (loss)	10,220,284	504,663,506	32,107,110	45,539,361

Increase (decrease) in net assets from operations	$11,126,059	$638,142,678	$35,990,312	$51,586,653

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — June 30, 2014 (unaudited)

Investment income	Utilities Trust	Value Trust
Dividends	$12,456,311	$4,249,789
Securities lending	115,912	—
Interest	54,171	7,391
Less foreign taxes withheld	(358,887)	—
Total investment income	12,267,507	4,257,180

Expenses
Investment management fees	2,043,466	2,136,292
Series I distribution and service fees	108,697	138,592
Series II distribution and service fees	31,601	43,122
Accounting and legal services fees	31,809	39,726
Professional fees	20,140	20,065
Printing and postage	3,709	6,775
Custodian fees	80,580	38,535
Trustees’ fees	2,677	3,338
Registration and filing fees	2,994	3,891
Other	4,173	4,825
Total expenses before reductions	2,329,846	2,435,161
Net expense reductions	(15,868)	(19,794)
Total expenses	2,313,978	2,415,367
Net investment income (loss)	9,953,529	1,841,813

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	12,916,126	46,868,787
Investments in affiliated issuers	(786)	—
	12,915,340	46,868,787
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	56,960,214	3,714,498
Investments in affiliated issuers	991	—
	56,961,205	3,714,498
Net realized and unrealized gain (loss)	69,876,545	50,583,285

Increase (decrease) in net assets from operations	$79,830,074	$52,425,098

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	500 Index Trust B		All Cap Core Trust		Alpha Opportunities Trust
Increase (decrease) in net assets	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13
From operations
Net investment income (loss)	$26,245,214	$47,780,928	$1,316,448	$3,913,667	$2,537,290	$4,994,828
Net realized gain (loss)	23,837,120	49,029,836	28,649,838	89,346,155	82,215,486	193,177,640
Change in net unrealized appreciation (depreciation)	159,633,186	645,320,237	(7,724,985)	16,930,540	(27,509,790)	80,654,177
Increase (decrease) in net assets resulting from operations	209,715,520	742,131,001	22,241,301	110,190,362	57,242,986	278,826,645
Distributions to shareholders
From net investment income
Series I	—	(25,575,522)	—	(1,022,729)	—	(5,970)
Series II	—	(746,817)	—	(91,265)	—	—
Series NAV	—	(23,206,228)	—	(3,540,985)	—	(7,118,409)
From net realized gain
Series I	—	(2,959,385)	—	—	—	(78,252)
Series II	—	(97,740)	—	—	—	—
Series NAV	—	(2,606,069)	—	—	—	(88,717,311)
Total distributions	—	(55,191,761)	—	(4,654,979)	—	(95,919,942)
From portfolio share transactions	(29,120,212)	32,216,041	(29,022,377)	(80,464,643)	(112,042,693)	(155,617,256)
Total increase (decrease)	180,595,308	719,155,281	(6,781,076)	25,070,740	(54,799,707)	27,289,447

Net assets
Beginning of period	3,028,997,486	2,309,842,205	379,498,325	354,427,585	915,647,987	888,358,540
End of period	$3,209,592,794	$3,028,997,486	$372,717,249	$379,498,325	$860,848,280	$915,647,987

Undistributed net investment income (loss)	$36,406,263	$10,161,049	$2,780,966	$1,464,518	$3,684,907	$1,147,617

	American Asset Allocation Trust		American Global Growth Trust		American Growth Trust
Increase (decrease) in net assets	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13
From operations
Net investment income (loss)	($1,025,849)	$16,880,291	$123,439	$2,121,074	$1,411,986	$4,887,002
Net realized gain (loss)	114,784,663	33,846,703	29,236,448	4,798,229	78,248,145	9,507,326
Change in net unrealized appreciation (depreciation)	(47,689,571)	312,373,539	(23,506,466)	54,345,371	(23,358,830)	276,839,740
Increase (decrease) in net assets resulting from operations	66,069,243	363,100,533	5,853,421	61,264,674	56,301,301	291,234,068
Distributions to shareholders
From net investment income
Series I	—	(2,225,796)	—	(42,561)	—	(544,368)
Series II	—	(12,452,605)	—	(1,619,932)	—	(3,371,885)
Series III	—	(2,281,833)	—	(453,792)	—	(940,820)
Total distributions	—	(16,960,234)	—	(2,116,285)	—	(4,857,073)
From portfolio share transactions
Portfolio share transactions	(93,560,280)	(174,903,620)	—	(44,364,533)	(97,976,753)	(239,367,041)
Issued in reorganization	—	—	—	91,937,556	—	—
Total from portfolio share transactions	(93,560,280)	(174,903,620)	(14,847,341)	47,573,023	(97,976,753)	(239,367,041)
Total increase (decrease)	(27,491,037)	171,236,679	(8,993,920)	106,721,412	(41,675,452)	47,009,954

Net assets
Beginning of period	1,823,881,000	1,652,644,321	278,024,922	171,303,510	1,145,911,987	1,098,902,033
End of period	$1,796,389,963	$1,823,881,000	$269,031,002	$278,024,922	$1,104,236,535	$1,145,911,987

Undistributed net investment income (loss)	($976,127)	$49,722	$128,228	$4,789	$1,441,915	$29,929

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	American Growth-Income Trust		American International Trust		American New World Trust
Increase (decrease) in net assets	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13
From operations
Net investment income (loss)	($338,210)	$12,094,582	($1,701,858)	$5,817,401	($168,324)	$645,702
Net realized gain (loss)	127,950,971	28,199,579	5,587,212	(26,852,322)	9,381,648	4,088,543
Change in net unrealized appreciation (depreciation)	(40,951,374)	345,098,944	19,193,943	154,825,882	(5,603,037)	3,346,372
Increase (decrease) in net assets resulting from operations	86,661,387	385,393,105	23,079,297	133,790,961	3,610,287	8,080,617
Distributions to shareholders
From net investment income
Series I	—	(2,431,337)	—	(838,500)	—	(133,796)
Series II	—	(6,595,302)	—	(4,287,127)	—	(483,178)
Series III	—	(3,424,785)	—	(673,252)	—	(26,064)
Total distributions	—	(12,451,424)	—	(5,798,879)	—	(643,038)
From portfolio share transactions	(131,442,607)	(297,910,267)	(53,000,475)	(118,549,130)	(351,437)	(7,037,966)
Total increase (decrease)	(44,781,220)	75,031,414	(29,921,178)	9,442,952	3,258,850	399,613

Net assets
Beginning of period	1,376,770,051	1,301,738,637	704,558,435	695,115,483	80,788,107	80,388,494
End of period	$1,331,988,831	$1,376,770,051	$674,637,257	$704,558,435	$84,046,957	$80,788,107

Undistributed net investment income (loss)	($304,715)	$33,495	($1,683,336)	$18,522	($165,660)	$2,664

	Blue Chip Growth Trust		Capital Appreciation Trust		Capital Appreciation Value Trust
Increase (decrease) in net assets	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13
From operations
Net investment income (loss)	($507,415)	($362,765)	$373,954	$715,340	$1,915,141	$3,157,730
Net realized gain (loss)	195,396,745	311,034,269	85,448,803	188,107,472	26,278,823	41,596,550
Change in net unrealized appreciation (depreciation)	(142,319,387)	326,972,948	(39,710,158)	157,974,119	(4,356,245)	24,907,917
Increase (decrease) in net assets resulting from operations	52,569,943	637,644,452	46,112,599	346,796,931	23,837,719	69,662,197
Distributions to shareholders
From net investment income
Series I	—	(793,631)	—	(442,932)	—	(14,431)
Series II	—	(147,367)	—	(152,848)	—	(3,312,715)
Series NAV	—	(4,087,331)	—	(1,964,850)	—	(387,084)
From net realized gain
Series I	—	—	—	—	—	(68,582)
Series II	—	—	—	—	—	(27,224,686)
Series NAV	—	—	—	—	—	(2,488,386)
Total distributions	—	(5,028,329)	—	(2,560,630)	—	(33,495,884)
From portfolio share transactions	(210,027,406)	(418,594,323)	(68,130,386)	(254,345,006)	(26,051,019)	(3,601,952)
Total increase (decrease)	(157,457,463)	214,021,800	(22,017,787)	89,891,295	(2,213,300)	32,564,361

Net assets
Beginning of period	1,956,346,690	1,742,324,890	1,132,638,464	1,042,747,169	364,463,184	331,898,823
End of period	$1,798,889,227	$1,956,346,690	$1,110,620,677	$1,132,638,464	$362,249,884	$364,463,184

Undistributed net investment income (loss)	($507,415)	—	$1,124,090	$750,136	$3,055,315	$1,140,174

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	Core Strategy Trust		Emerging Markets Value Trust		Equity-Income Trust
Increase (decrease) in net assets	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13
From operations
Net investment income (loss)	($5,787,967)	$14,357,905	$10,185,336	$14,812,703	$21,554,121	$34,375,437
Net realized gain (loss)	37,518,722	13,855,584	(21,931,371)	31,063,900	74,965,886	186,602,051
Change in net unrealized appreciation (depreciation)	176,750,109	171,049,719	77,781,643	(80,725,547)	27,986,795	325,781,836
Increase (decrease) in net assets resulting from operations	208,480,864	199,263,208	66,035,608	(34,848,944)	124,506,802	546,759,324
Distributions to shareholders
From net investment income
Series I	—	(763,748)	—	(56,732)	—	(6,235,216)
Series II	—	(12,778,824)	—	—	—	(3,145,630)
Series NAV	—	(778,523)	—	(14,485,389)	—	(29,183,700)
From net realized gain
Series I	—	(129,529)	—	(153,736)	—	—
Series II	—	(83,031,151)	—	—	—	—
Series NAV	—	(6,553,436)	—	(36,787,252)	—	—
Total distributions	—	(104,035,211)	—	(51,483,109)	—	(38,564,546)
From portfolio share transactions
Portfolio share transactions	—	103,573,742	(135,382,776)	43,889,815	(129,695,410)	(385,355,138)
Issued in reorganization	—	3,141,252,023	—	—	—	—
Total from portfolio share transactions	(188,117,124)	3,244,825,765	(135,382,776)	43,889,815	(129,695,410)	(385,355,138)
Total increase (decrease)	20,363,740	3,340,053,762	(69,347,168)	(42,442,238)	(5,188,608)	122,839,640

Net assets
Beginning of period	4,079,509,006	739,455,244	1,082,144,633	1,124,586,871	2,119,676,378	1,996,836,738
End of period	$4,099,872,746	$4,079,509,006	$1,012,797,465	$1,082,144,633	$2,114,487,770	$2,119,676,378

Undistributed net investment income (loss)	($5,752,379)	$35,588	$10,358,043	$172,707	$28,407,923	$6,853,802

	Financial Services Trust		Franklin Templeton Founding Allocation Trust		Fundamental All Cap Core Trust
Increase (decrease) in net assets	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13
From operations
Net investment income (loss)	$727,364	$1,261,045	($2,081,914)	$28,908,735	$5,623,597	$9,388,791
Net realized gain (loss)	52,269,899	(2,957,775)	5,521,662	(5,312,501)	116,505,992	103,810,862
Change in net unrealized appreciation (depreciation)	(44,458,720)	45,039,964	96,286,652	262,274,256	(47,961,896)	346,042,864
Increase (decrease) in net assets resulting from operations	8,538,543	43,343,234	99,726,400	285,870,490	74,167,693	459,242,517
Distributions to shareholders
From net investment income
Series I	—	(773,618)	—	(1,173,898)	—	(1,342,602)
Series II	—	(111,184)	—	(27,010,385)	—	(486,399)
Series NAV	—	(149,515)	—	(702,956)	—	(12,606,759)
From net realized gain
Series I	—	(1,280,499)	—	—	—	—
Series II	—	(261,849)	—	—	—	—
Series NAV	—	(231,094)	—	—	—	—
Total distributions	—	(2,807,759)	—	(28,887,239)	—	(14,435,760)
From portfolio share transactions	(8,955,426)	4,594,707	(74,224,923)	(115,906,025)	(83,079,308)	(130,676,232)
Total increase (decrease)	(416,883)	45,130,182	25,501,477	141,077,226	(8,911,615)	314,130,525

Net assets
Beginning of period	182,862,566	137,732,384	1,387,567,653	1,246,490,427	1,661,451,801	1,347,321,276
End of period	$182,445,683	$182,862,566	$1,413,069,130	$1,387,567,653	$1,652,540,186	$1,661,451,801

Undistributed net investment income (loss)	$1,448,542	$721,178	($2,060,418)	$21,496	$8,880,525	$3,256,928

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	Fundamental Large Cap Value Trust		Fundamental Value Trust		Global Trust
Increase (decrease) in net assets	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13
From operations
Net investment income (loss)	$6,404,660	$7,770,509	$5,864,588	$9,926,030	$11,650,533	$9,527,848
Net realized gain (loss)	34,019,684	55,922,016	653,170,512	97,025,240	17,566,048	8,653,576
Change in net unrealized appreciation (depreciation)	38,583,300	114,097,805	(599,397,892)	346,463,827	4,817,075	157,255,767
Increase (decrease) in net assets resulting from operations	79,007,644	177,790,330	59,637,208	453,415,097	34,033,656	175,437,191
Distributions to shareholders
From net investment income
Series I	—	(2,755,700)	—	(4,307,760)	—	(2,457,954)
Series II	—	(166,942)	—	(2,810,563)	—	(411,728)
Series NAV	—	(5,479,111)	—	(12,022,333)	—	(6,739,470)
Total distributions	—	(8,401,753)	—	(19,140,656)	—	(9,609,152)
From portfolio share transactions
Portfolio share transactions	—	16,547,769	(1,018,643,238)	(377,066,007)	(33,481,570)	(93,422,666)
Issued in reorganization	—	384,293,250	—	—	—	—
Total from portfolio share transactions	102,941,820	400,841,019	(1,018,643,238)	(377,066,007)	(33,481,570)	(93,422,666)
Total increase (decrease)	181,949,464	570,229,596	(959,006,030)	57,208,434	552,086	72,405,373

Net assets
Beginning of period	1,095,705,243	525,475,647	1,579,023,405	1,521,814,971	679,997,993	607,592,620
End of period	$1,277,654,707	$1,095,705,243	$620,017,375	$1,579,023,405	$680,550,079	$679,997,993

Undistributed net investment income (loss)	$8,622,929	$2,218,269	$6,645,878	$781,290	$12,442,785	$792,252

	Health Sciences Trust		International Core Trust		International Equity Index Trust B
Increase (decrease) in net assets	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13	Six months ended 6/30/14 (Unaudited)	Year ended 6/30/14
From operations
Net investment income (loss)	($738,710)	($1,377,418)	$22,636,601	$20,028,750	$14,840,007	$17,049,745
Net realized gain (loss)	38,979,662	41,769,086	37,118,643	58,296,858	1,872,155	928,715
Change in net unrealized appreciation (depreciation)	(11,074,324)	52,844,888	2,210,075	100,625,296	20,379,056	71,306,850
Increase (decrease) in net assets resulting from operations	27,166,628	93,236,556	61,965,319	178,950,904	37,091,218	89,285,310
Distributions to shareholders
From net investment income
Series I	—	—	—	(1,279,507)	—	(6,808,273)
Series II	—	—	—	(549,520)	—	(565,528)
Series NAV	—	—	—	(21,109,106)	—	(8,760,183)
From net realized gain
Series I	—	(8,022,240)	—	—	—	—
Series II	—	(7,168,647)	—	—	—	—
Series NAV	—	(5,467,768)	—	—	—	—
Total distributions	—	(20,658,655)	—	(22,938,133)	—	(16,133,984)
From portfolio share transactions	(18,368,820)	13,326,733	(97,420,458)	(5,688,615)	(22,186,360)	(9,053,830)
Total increase (decrease)	8,797,808	85,904,634	(35,455,139)	150,324,156	14,904,858	64,097,496

Net assets
Beginning of period	270,326,237	184,421,603	868,487,478	718,163,322	692,647,448	628,549,952
End of period	$279,124,045	$270,326,237	$833,032,339	$868,487,478	$707,552,306	$692,647,448

Undistributed net investment income (loss)	($842,424)	($103,714)	$26,869,193	$4,232,592	$16,495,304	$1,655,297

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	International Growth Stock Trust		International Small Company Trust		International Value Trust
Increase (decrease) in net assets	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13
From operations
Net investment income (loss)	$7,215,481	$7,859,721	$1,123,567	$1,646,712	$30,978,082	$21,586,152
Net realized gain (loss)	26,864,477	12,658,887	2,722,768	832,349	47,754,746	16,960,740
Change in net unrealized appreciation (depreciation)	364,478	75,167,611	2,788,611	21,965,910	(35,531,543)	233,024,165
Increase (decrease) in net assets resulting from operations	34,444,436	95,686,219	6,634,946	24,444,971	43,201,285	271,571,057
Distributions to shareholders
From net investment income
Series I	—	(33,837)	—	(760,896)	—	(2,003,717)
Series II	—	(218,040)	—	(410,881)	—	(1,496,451)
Series NAV	—	(6,278,980)	—	(732,360)	—	(17,441,255)
Total distributions	—	(6,530,857)	—	(1,904,137)	—	(20,941,423)
From portfolio share transactions	(49,291,466)	(17,301,657)	(5,822,623)	(1,843,807)	(98,924,101)	(46,337,759)
Total increase (decrease)	(14,847,030)	71,853,705	812,323	20,697,027	(55,722,816)	204,291,875

Net assets
Beginning of period	576,554,093	504,700,388	117,101,084	96,404,057	1,270,801,203	1,066,509,328
End of period	$561,707,063	$576,554,093	$117,913,407	$117,101,084	$1,215,078,387	$1,270,801,203

Undistributed net investment income (loss)	$8,357,374	$1,141,893	$1,312,004	$188,437	$31,841,124	$863,042

	Lifestyle Aggressive PS Series		Lifestyle Balanced PS Series		Lifestyle Conservative PS Series
Increase (decrease) in net assets	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13[1]	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13
From operations
Net investment income (loss)	($6,959)	$3,078	($1,087,104)	$3,289,111	($227,197)	$950,125
Net realized gain (loss)	131,279	—	1,305,371	14,849,243	595,909	2,719,039
Change in net unrealized appreciation (depreciation)	1,348,223	9,084	39,733,565	3,706,770	5,344,016	(1,637,417)
Increase (decrease) in net assets resulting from operations	1,472,543	12,162	39,951,832	21,845,124	5,712,728	2,031,747
Distributions to shareholders
From net investment income
Series I	—	(922)	—	(4,383)	—	(2,126)
Series II	—	(1,273)	—	(3,279,963)	—	(944,830)
Series NAV	—	(935)	—	(1,917)	—	(2,138)
From net realized gain
Series I	—	—	—	(578)	—	(344)
Series II	—	—	—	(4,639,908)	—	(769,146)
Series NAV	—	—	—	(246)	—	(338)
From Tax Return of Capital
Series I	—	(1,054)	—	—	—	—
Series II	—	(1,088)	—	—	—	—
Series Nav	—	(1,054)	—	—	—	—
Total distributions	—	(6,326)	—	(7,926,995)	—	(1,718,922)
From portfolio share transactions	21,469,500	329,375	754,104,719	29,546,962	136,257,104	(8,543,898)
Total increase (decrease)	22,942,043	335,211	794,056,551	43,465,091	141,969,832	(8,231,073)

Net assets
Beginning of period	335,211	—	213,377,426	169,912,335	50,309,743	58,540,816
End of period	$23,277,254	$335,211	$1,007,433,977	$213,377,426	$192,279,575	$50,309,743

Undistributed net investment income (loss)	($6,959)	—	($1,084,289)	$2,815	($226,140)	$1,057

1	Period from 11-1-13 (inception date) to 12-31-13.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	Lifestyle Growth PS Series		Lifestyle Moderate PS Series		Mid Cap Index Trust
Increase (decrease) in net assets	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13
From operations
Net investment income (loss)	($1,981,872)	$3,293,978	($404,383)	$1,539,244	$4,177,504	$7,229,790
Net realized gain (loss)	2,136,766	20,985,879	880,508	6,881,573	31,370,095	49,499,202
Change in net unrealized appreciation (depreciation)	85,750,870	11,065,250	12,042,618	(74,213)	23,860,361	144,778,176
Increase (decrease) in net assets resulting from operations	85,905,764	35,345,107	12,518,743	8,346,604	59,407,960	201,507,168
Distributions to shareholders
From net investment income
Series I	—	(51,055)	—	(3,605)	—	(6,466,313)
Series II	—	(3,239,934)	—	(1,532,125)	—	(677,355)
Series NAV	—	(1,385)	—	(1,929)	—	(857,578)
From net realized gain
Series I	—	(5,557)	—	(526)	—	(32,012,045)
Series II	—	(6,600,645)	—	(1,817,009)	—	(4,121,104)
Series NAV	—	(146)	—	(274)	—	(4,072,412)
Total distributions	—	(9,898,722)	—	(3,355,468)	—	(48,206,807)
From portfolio share transactions	1,481,874,994	100,855,879	232,489,993	3,208,258	(15,337,098)	87,658,904
Total increase (decrease)	1,567,780,758	126,302,264	245,008,736	8,199,394	44,070,862	240,959,265

Net assets
Beginning of period	300,845,922	174,543,658	92,495,429	84,296,035	827,159,452	586,200,187
End of period	$1,868,626,680	$300,845,922	$337,504,165	$92,495,429	$871,230,314	$827,159,452

Undistributed net investment income (loss)	($1,980,275)	$1,597	($402,827)	$1,556	$5,947,117	$1,769,613

	Mid Cap Stock Trust		Mid Value Trust		Mutual Shares Trust
Increase (decrease) in net assets	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13
From operations
Net investment income (loss)	($1,788,144)	($2,246,616)	$4,171,278	$5,789,253	$13,077,161	$11,144,388
Net realized gain (loss)	84,319,698	165,057,038	64,020,407	87,384,849	27,324,619	57,560,992
Change in net unrealized appreciation (depreciation)	(32,076,594)	97,580,805	20,832,493	140,286,416	10,477,424	96,988,727
Increase (decrease) in net assets resulting from operations	50,454,960	260,391,227	89,024,178	233,460,518	50,879,204	165,694,107
Distributions to shareholders
From net investment income
Series I	—	(68,981)	—	(3,370,036)	—	(2,917,885)
Series II	—	—	—	(681,206)	—	—
Series NAV	—	(373,789)	—	(5,335,502)	—	(6,470,156)
From net realized gain
Series I	—	(3,448,177)	—	(22,085,731)	—	—
Series II	—	(2,072,540)	—	(5,509,793)	—	—
Series NAV	—	(10,204,918)	—	(33,270,878)	—	—
Total distributions	—	(16,168,405)	—	(70,253,146)	—	(9,388,041)
From portfolio share transactions	(72,042,533)	(43,783,111)	(83,992,856)	50,661,107	(55,927,461)	(91,372,675)
Total increase (decrease)	(21,587,573)	200,439,711	5,031,322	213,868,479	(5,048,257)	64,933,391

Net assets
Beginning of period	942,560,520	742,120,809	964,445,415	750,576,936	694,102,534	629,169,143
End of period	$920,972,947	$942,560,520	$969,476,737	$964,445,415	$689,054,277	$694,102,534

Undistributed net investment income (loss)	($2,831,376)	($1,043,232)	$6,108,195	$1,936,917	$24,217,507	$11,140,346

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	Natural Resources Trust		Real Estate Securities Trust		Science & Technology Trust
Increase (decrease) in net assets	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13
From operations
Net investment income (loss)	$640,156	$662,655	$5,342,827	$8,142,659	($665,781)	($639,514)
Net realized gain (loss)	6,251,920	1,008,303	18,790,875	43,016,065	49,771,143	47,272,485
Change in net unrealized appreciation (depreciation)	9,595,611	2,976,766	41,715,817	(50,323,523)	(17,866,132)	89,366,495
Increase (decrease) in net assets resulting from operations	16,487,687	4,647,724	65,849,519	835,201	31,239,230	135,999,466
Distributions to shareholders
From net investment income
Series I	—	(60,693)	—	(1,670,203)	—	—
Series II	—	(305,334)	—	(1,045,366)	—	—
Series NAV	—	(420,517)	—	(4,680,127)	—	—
Total distributions	—	(786,544)	—	(7,395,696)	—	—
From portfolio share transactions	(21,883,636)	(26,418,258)	(11,491,254)	(25,905,062)	(11,266,785)	(27,693,121)
Total increase (decrease)	(5,395,949)	(22,557,078)	54,358,265	(32,465,557)	19,972,445	108,306,345

Net assets
Beginning of period	156,500,516	179,057,594	365,522,134	397,987,691	443,037,803	334,731,458
End of period	$151,104,567	$156,500,516	$419,880,399	$365,522,134	$463,010,248	$443,037,803

Undistributed net investment income (loss)	$701,614	$61,458	$8,110,153	$2,767,326	($839,878)	($174,097)

	Small Cap Growth Trust		Small Cap Index Trust		Small Cap Opportunities Trust
Increase (decrease) in net assets	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13
From operations
Net investment income (loss)	($2,107,222)	($3,188,069)	$2,225,376	$3,928,834	($17,500)	$46,117
Net realized gain (loss)	55,043,609	84,588,073	33,360,168	27,572,594	18,132,663	19,682,365
Change in net unrealized appreciation (depreciation)	(28,053,043)	85,784,709	(23,530,501)	94,774,868	(10,203,958)	42,445,673
Increase (decrease) in net assets resulting from operations	24,883,344	167,184,713	12,055,043	126,276,296	7,911,205	62,174,155
Distributions to shareholders
From net investment income
Series I	—	—	—	(4,101,050)	—	(224,469)
Series II	—	—	—	(744,589)	—	(157,212)
Series NAV	—	—	—	(1,008,513)	—	(697,929)
From net realized gain
Series I	—	(4,946,873)	—	(19,772,228)	—	—
Series II	—	(1,776,127)	—	(4,170,715)	—	—
Series NAV	—	(14,110,960)	—	(4,585,841)	—	—
Total distributions	—	(20,833,960)	—	(34,382,936)	—	(1,079,610)
From portfolio share transactions
Portfolio share transactions	(46,234,879)	28,600,285	(28,839,233)	47,051,971	—	(18,408,584)
Issued in reorganization	—	—	—	—	—	116,981,069
Total From portfolio share transactions	(46,234,879)	28,600,285	(28,839,233)	47,051,971	(20,787,394)	98,572,485
Total increase (decrease)	(21,351,535)	174,951,038	(16,784,190)	138,945,331	(12,876,189)	159,667,030

Net assets
Beginning of period	566,774,391	391,823,353	457,361,096	318,415,765	314,040,595	154,373,565
End of period	$545,422,856	$566,774,391	$440,576,906	$457,361,096	$301,164,406	$314,040,595

Undistributed net investment income (loss)	($2,107,223)	($1)	$3,451,298	$1,225,922	$24,626	$42,126

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	Small Cap Value Trust		Small Company Growth Trust		Small Company Value Trust
Increase (decrease) in net assets	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13
From operations
Net investment income (loss)	$3,946,697	$1,732,159	$246,349	($235,917)	$905,775	$1,258,940
Net realized gain (loss)	53,812,877	84,769,506	17,748,770	10,885,673	25,824,253	29,301,854
Change in net unrealized appreciation (depreciation)	(43,643,405)	118,360,874	(10,994,413)	29,932,221	(15,603,969)	78,061,106
Increase (decrease) in net assets resulting from operations	14,116,169	204,862,539	7,000,706	40,581,977	11,126,059	108,621,900
Distributions to shareholders
From net investment income
Series I	—	(1,850,584)	—	—	—	(1,370,552)
Series II	—	(175,737)	—	—	—	(1,167,158)
Series NAV	—	(2,026,277)	—	(260,693)	—	(4,014,107)
From net realized gain
Series I	—	(18,300,253)	—	—	—	—
Series II	—	(2,446,007)	—	—	—	—
Series NAV	—	(18,470,811)	—	—	—	—
Total distributions	—	(43,269,669)	—	(260,693)	—	(6,551,817)
From portfolio share transactions	(50,744,847)	10,358,729	(16,524,737)	11,656,928	(39,019,712)	(48,154,314)
Total increase (decrease)	(36,628,678)	171,951,599	(9,524,031)	51,978,212	(27,893,653)	53,915,769

Net assets
Beginning of period	795,055,740	623,104,141	157,963,259	105,985,047	421,173,452	367,257,683
End of period	$758,427,062	$795,055,740	$148,439,228	$157,963,259	$393,279,799	$421,173,452

Undistributed net investment income (loss)	$4,747,500	$800,803	$246,349	—	$340,608	($565,167)

	Strategic Equity Allocation Trust		Total Stock Market Index Trust		U.S. Equity Trust
Increase (decrease) in net assets	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13
From operations
Net investment income (loss)	$133,479,172	$154,051,136	$3,883,202	$6,668,871	$6,047,292	$14,067,764
Net realized gain (loss)	282,566,503	290,115,942	4,744,528	8,721,834	99,320,777	115,321,081
Change in net unrealized appreciation (depreciation)	222,097,003	1,794,985,111	27,362,582	122,315,137	(53,781,416)	110,415,175
Increase (decrease) in net assets resulting from operations	638,142,678	2,239,152,189	35,990,312	137,705,842	51,586,653	239,804,020
Distributions to shareholders
From net investment income
Series I	—	—	—	(5,459,112)	—	(2,225,647)
Series II	—	—	—	(502,354)	—	(121,206)
Series NAV	—	(159,280,126)	—	(1,160,558)	—	(13,006,344)
From net realized gain
Series I	—	—	—	(5,347,278)	—	—
Series II	—	—	—	(570,518)	—	—
Series NAV	—	(20,666,505)	—	(1,103,111)	—	—
Total distributions	—	(179,946,631)	—	(14,142,931)	—	(15,353,197)
From portfolio share transactions	(283,031,222)	1,099,908,125	(5,613,411)	30,424,105	(124,041,131)	(191,061,058)
Total increase (decrease)	355,111,456	3,159,113,683	30,376,901	153,987,016	(72,454,478)	33,389,765

Net assets
Beginning of period	11,162,192,979	8,003,079,296	555,341,179	401,354,163	961,623,931	928,234,166
End of period	$11,517,304,435	$11,162,192,979	$585,718,080	$555,341,179	$889,169,453	$961,623,931

Undistributed net investment income (loss)	$161,985,806	$28,506,634	$5,768,186	$1,884,984	$8,806,743	$2,759,451

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	Utilities Trust		Value Trust
Increase (decrease) in net assets	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13
From operations
Net investment income (loss)	$9,953,529	$12,606,206	$1,841,813	$3,378,335
Net realized gain (loss)	12,915,340	30,115,075	46,868,787	66,485,342
Change in net unrealized appreciation (depreciation)	56,961,205	15,802,342	3,714,498	90,707,216
Increase (decrease) in net assets resulting from operations	79,830,074	58,523,623	52,425,098	160,570,893
Distributions to shareholders
From net investment income
Series I	—	(8,227,169)	—	(3,894,141)
Series II	—	(445,803)	—	(208,964)
Series NAV	—	(617,566)	—	(247,827)
From net realized gain
Series I	—	—	—	—
Series II	—	—	—	—
Series NAV	—	—	—	—
Total distributions	—	(9,290,538)	—	(4,350,932)
From portfolio share transactions	12,206,415	229,875,726	49,952,109	(27,118,243)
Total increase (decrease)	92,036,489	279,108,811	102,377,207	129,101,718

Net assets
Beginning of period	472,909,893	193,801,082	591,918,153	462,816,435
End of period	$564,946,382	$472,909,893	$694,295,360	$591,918,153

Undistributed net investment income (loss)	$13,416,513	$3,462,984	$2,504,510	$662,697

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations		Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
500 Index Trust B
SERIES I
06-30-2014[3]	23.34	0.20	1.42	1.62	—	—	—	—	24.96	6.94	[4]	0.54	[5]	0.30	[5]	1.71	[5]	1,704		1
12-31-2013	18.01	0.37	5.38	5.75	(0.38)	(0.04)	—	(0.42)	23.34	32.03		0.53		0.30		1.75		1,581		4
12-31-2012[6]	17.88	0.08	0.15	0.23	(0.10)	—	—	(0.10)	18.01	1.32	[4]	0.53	[5]	0.30	[5]	2.94	[5]	1,142		4	[7,8]
SERIES II
06-30-2014[3]	23.36	0.18	1.42	1.60	—	—	—	—	24.96	6.85	[4]	0.74	[5]	0.50	[5]	1.51	[5]	51		1
12-31-2013	18.03	0.32	5.39	5.71	(0.34)	(0.04)	—	(0.38)	23.36	31.76		0.73		0.50		1.55		52		4
12-31-2012[6]	17.88	0.08	0.14	0.22	(0.07)	—	—	(0.07)	18.03	1.27		0.73	[5]	0.50	[5]	2.74	[5]	47		4	[7,8]
SERIES NAV
06-30-2014[3]	23.33	0.21	1.42	1.63	—	—	—	—	24.96	6.99	[4]	0.49	[5]	0.25	[5]	1.76	[5]	1,454		1
12-31-2013	18.01	0.38	5.37	5.75	(0.39)	(0.04)	—	(0.43)	23.33	32.03		0.48		0.25		1.80		1,397		4
12-31-2012	15.71	0.36	2.12	2.48	(0.18)	—	—	(0.18)	18.01	15.80		0.49		0.25		2.07		1,121		4	[7]
12-31-2011	15.71	0.30	(0.01)	0.29	(0.29)	—	—	(0.29)	15.71	1.87		0.49		0.25		1.86		845		4
12-31-2010	13.91	0.25	1.81	2.06	(0.26)	—	—	(0.26)	15.71	14.86		0.49		0.25		1.77		886		10
12-31-2009	11.24	0.25	2.69	2.94	(0.27)	—	—	(0.27)	13.91	26.35		0.49		0.25		2.15		816		8
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Series I and Series II shares is 11-5-12. 7. Excludes merger activity. 8. Portfolio turnover is shown for the period from 1-1-12 to 12-31-12.

All Cap Core Trust
SERIES I
06-30-2014[3]	25.15	0.09	1.46	1.55	—	—	—	—	26.70	6.16	[4]	0.87	[5]	0.86	[5]	0.68	[5]	85		120
12-31-2013	18.95	0.23	6.26	6.49	(0.29)	—	—	(0.29)	25.15	34.33		0.87		0.86		1.02		86		180
12-31-2012	16.44	0.26	2.46	2.72	(0.21)	—	—	(0.21)	18.95	16.57		0.86		0.86		1.46		73		242
12-31-2011	16.55	0.17	(0.11)	0.06	(0.17)	—	—	(0.17)	16.44	0.41		0.86		0.86		0.99		71		231
12-31-2010	14.79	0.17	1.75	1.92	(0.16)	—	—	(0.16)	16.55	13.04		0.86		0.86		1.03		83		219
12-31-2009	11.69	0.17	3.14	3.31	(0.21)	—	—	(0.21)	14.79	28.46		0.87		0.87		1.39		87		171
SERIES II
06-30-2014[3]	25.10	0.06	1.47	1.53	—	—	—	—	26.63	6.10	[4]	1.07	[5]	1.06	[5]	0.45	[5]	8		120
12-31-2013	18.92	0.18	6.25	6.43	(0.25)	—	—	(0.25)	25.10	34.04		1.07		1.06		0.82		9		180
12-31-2012	16.41	0.23	2.45	2.68	(0.17)	—	—	(0.17)	18.92	16.38		1.06		1.06		1.26		8		242
12-31-2011	16.53	0.13	(0.11)	0.02	(0.14)	—	—	(0.14)	16.41	0.14		1.06		1.06		0.79		8		231
12-31-2010	14.77	0.13	1.76	1.89	(0.13)	—	—	(0.13)	16.53	12.81		1.06		1.06		0.83		9		219
12-31-2009	11.67	0.15	3.13	3.28	(0.18)	—	—	(0.18)	14.77	28.26		1.07		1.07		1.19		9		171
SERIES NAV
06-30-2014[3]	25.16	0.09	1.46	1.55	—	—	—	—	26.71	6.16	[4]	0.82	[5]	0.81	[5]	0.73	[5]	281		120
12-31-2013	18.95	0.24	6.28	6.52	(0.31)	—	—	(0.31)	25.16	34.44		0.82		0.81		1.06		284		180
12-31-2012	16.44	0.27	2.46	2.73	(0.22)	—	—	(0.22)	18.95	16.62		0.81		0.81		1.51		274		242
12-31-2011	16.56	0.18	(0.12)	0.06	(0.18)	—	—	(0.18)	16.44	0.40		0.81		0.81		1.04		272		231
12-31-2010	14.80	0.16	1.77	1.93	(0.17)	—	—	(0.17)	16.56	13.09		0.81		0.81		1.08		286		219
12-31-2009	11.69	0.18	3.15	3.33	(0.22)	—	—	(0.22)	14.80	28.62		0.82		0.82		1.47		265		171
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Not annualized. 5. Annualized.

Alpha Opportunities Trust
SERIES I
06-30-2014[3]	16.21	0.05	1.03	1.08	—	—	—	—	17.29	6.66	[4]	1.06	[5]	1.03	[5]	0.57	[5]	1		54
12-31-2013	13.36	0.08	4.56	4.64	(0.12)	(1.67)	—	(1.79)	16.21	35.55		1.07		1.05		0.49		1		121
12-31-2012	11.92	0.09	2.39	2.48	(0.07)	(0.97)	—	(1.04)	13.36	21.33		1.06		1.06		0.71		1		141
12-31-2011	15.35	0.05	(1.34)	(1.29)	(0.03)	(2.11)	—	(2.14)	11.92	(8.14)		1.07		1.07		0.32		—	[6]	157
12-31-2010	15.14	0.03	2.18	2.21	(0.07)	(1.93)	—	(2.00)	15.35	16.92		1.07		1.07		0.20		—	[6]	185
12-31-2009[7]	12.57	0.03	2.57	2.60	(0.03)	—	—	(0.03)	15.14	20.68	[4]	1.13	[5]	1.13	[5]	0.34	[5]	—	[6]	222
SERIES NAV
06-30-2014[3]	16.22	0.05	1.03	1.08	—	—	—	—	17.30	6.66	[4]	1.01	[5]	0.98	[5]	0.57	[5]	860		54
12-31-2013	13.37	0.08	4.57	4.65	(0.13)	(1.67)	—	(1.80)	16.22	35.58		1.02		1.00		0.55		915		121
12-31-2012	11.93	0.10	2.39	2.49	(0.08)	(0.97)	—	(1.05)	13.37	21.38		1.01		1.01		0.73		888		141
12-31-2011	15.35	0.05	(1.33)	(1.28)	(0.03)	(2.11)	—	(2.14)	11.93	(8.02)		1.02		1.02		0.34		875		157
12-31-2010	15.14	0.03	2.18	2.21	(0.07)	(1.93)	—	(2.00)	15.35	16.98		1.02		1.02		0.22		924		185
12-31-2009	10.89	0.05	4.25	4.30	(0.05)	—	—	(0.05)	15.14	39.49		1.08		1.08		0.41		624		222
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $500,000. 7. The inception date for Series I shares is 6-2-09.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
American Asset Allocation Trust
SERIES I
06-30-2014[3]	15.22	—	[4,5]	0.59	0.59	—	—	—	—	15.81	3.88	[6]	0.62	[7,8]	0.62	[7,8]	(0.01)[4,6]		224		5
12-31-2013	12.47	0.15	[4]	2.76	2.91	(0.16)	—	—	(0.16)	15.22	23.30		0.62	[7]	0.62	[7]	1.08	[4]	221		2
12-31-2012	10.94	0.18	[4]	1.54	1.72	(0.19)	—	—	(0.19)	12.47	15.76		0.62	[7]	0.62	[7]	1.50	[4]	192		2
12-31-2011	11.01	0.16	[4]	(0.06)	0.10	(0.17)	—	—	(0.17)	10.94	0.91		0.62	[7]	0.62	[7]	1.42	[4]	187		2
12-31-2010	9.98	0.16	[4]	1.04	1.20	(0.17)	— [5]	—	(0.17)	11.01	12.06		0.62	[7]	0.62	[7]	1.53	[4]	216		3
12-31-2009	8.44	0.28	[4]	1.67	1.95	(0.19)	(0.22)	—	(0.41)	9.98	23.61		0.63	[7]	0.63	[7]	3.05	[4]	221		5
SERIES II
06-30-2014[3]	15.22	(0.01)[4]		0.58	0.57	—	—	—	—	15.79	3.75	[6]	0.77	[7,8]	0.77	[7,8]	(0.09)[4,6]		1,403		5
12-31-2013	12.47	0.13	[4]	2.75	2.88	(0.13)	—	—	(0.13)	15.22	23.13		0.77	[7]	0.77	[7]	0.90	[4]	1,430		2
12-31-2012	10.95	0.16	[4]	1.54	1.70	(0.18)	—	—	(0.18)	12.47	15.49		0.77	[7]	0.77	[7]	1.36	[4]	1,305		2
12-31-2011	11.01	0.14	[4]	(0.05)	0.09	(0.15)	—	—	(0.15)	10.95	0.86		0.77	[7]	0.77	[7]	1.29	[4]	1,274		2
12-31-2010	9.98	0.14	[4]	1.04	1.18	(0.15)	— [5]	—	(0.15)	11.01	11.90		0.77	[7]	0.77	[7]	1.42	[4]	1,420		3
12-31-2009	8.45	0.18	[4]	1.74	1.92	(0.17)	(0.22)	—	(0.39)	9.98	23.27		0.78	[7]	0.78	[7]	2.00	[4]	1,373		5
SERIES III
06-30-2014[3]	15.22	0.02	[4]	0.59	0.61	—	—	—	—	15.83	4.01	[6]	0.27	[7,8]	0.27	[7,8]	0.16	[4,6]	170		5
12-31-2013	12.46	0.20	[4]	2.76	2.96	(0.20)	—	—	(0.20)	15.22	23.79		0.27	[7]	0.27	[7]	1.40	[4]	173		2
12-31-2012	10.93	0.23	[4]	1.54	1.77	(0.24)	—	—	(0.24)	12.46	16.16		0.27	[7]	0.27	[7]	1.87	[4]	156		2
12-31-2011	11.00	0.21	[4]	(0.07)	0.14	(0.21)	—	—	(0.21)	10.93	1.27		0.27	[7]	0.27	[7]	1.84	[4]	146		2
12-31-2010	9.96	0.20	[4]	1.04	1.24	(0.20)	— [5]	—	(0.20)	11.00	12.54		0.27	[7]	0.27	[7]	1.96	[4]	153		3
12-31-2009	8.44	0.27	[4]	1.69	1.96	(0.22)	(0.22)	—	(0.44)	9.96	23.82		0.28	[7]	0.28	[7]	2.99	[4]	143		5
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Less than $0.005 per share. 6. Not annualized. 7. Ratios do not include expense indirectly incurred from underlying funds and can vary between 0.29% – 0.78%, 0.29% – 0.79%, 0.28% – 0.78%, 0.29% – 0.80%, 0.29% – 0.80%, and 0.29% – 0.82% based on the mix of underlying funds held by the portfolio for the periods ended 6-30-14, 12-31-13, 12-31-12, 12-31-11, 12-31-10, and 12-31-09, respectively. 8. Annualized.

American Global Growth Trust
SERIES I
06-30-2014[3]	15.68	0.02	[4]	0.35	0.37	—	—	—	—	16.05	2.36	[5]	0.63	[6,7]	0.62	[6,7]	0.14	[4,5]	7		7
12-31-2013	12.29	0.16	[4]	3.36	3.52	(0.13)	—	—	(0.13)	15.68	28.63		0.64	[6]	0.63	[6]	1.17	[4]	5		2	[8]
12-31-2012	10.11	0.07	[4]	2.17	2.24	(0.06)	—	—	(0.06)	12.29	22.13		0.64	[6]	0.64	[6]	0.59	[4]	2		5
12-31-2011	11.25	0.21	[4]	(1.25)	(1.04)	(0.10)	—	—	(0.10)	10.11	(9.24)		0.64	[6]	0.64	[6]	2.01	[4]	2		7
12-31-2010[9]	11.27	0.05	[4]	0.04	0.09	(0.11)	—	—	(0.11)	11.25	0.81	[5]	0.61	[6,7]	0.61	[6,7]	4.18	[4,7]	—	[10]	8
SERIES II
06-30-2014[3]	15.65	—	[4,11]	0.36	0.36	—	—	—	—	16.01	2.30	[5]	0.78	[6,7]	0.77	[6,7]	0.01	[4,5]	223		7
12-31-2013	12.27	0.11	[4]	3.38	3.49	(0.11)	—	—	(0.11)	15.65	28.43		0.79	[6]	0.78	[6]	0.77	[4]	233		2	[8]
12-31-2012	10.09	0.04	[4]	2.18	2.22	(0.04)	—	—	(0.04)	12.27	22.00		0.79	[6]	0.79	[6]	0.33	[4]	165		5
12-31-2011	11.23	0.08	[4]	(1.14)	(1.06)	(0.08)	—	—	(0.08)	10.09	(9.40)		0.79	[6]	0.79	[6]	0.73	[4]	158		7
12-31-2010	10.19	0.09	[4]	1.05	1.14	(0.10)	—	—	(0.10)	11.23	11.17		0.79	[6]	0.78	[6]	0.91	[4]	199		8
12-31-2009	7.76	0.08	[4]	2.94	3.02	(0.08)	(0.51)	—	(0.59)	10.19	41.42		0.80	[6]	0.78	[6]	0.88	[4]	196		11
SERIES III
06-30-2014[3]	15.64	0.04	[4]	0.36	0.40	—	—	—	—	16.04	2.56	[5]	0.28	[6,7]	0.27	[6,7]	0.26	[4,5]	39		7
12-31-2013	12.25	0.24	[4]	3.33	3.57	(0.18)	—	—	(0.18)	15.64	29.12		0.29	[6]	0.28	[6]	1.68	[4]	40		2	[8]
12-31-2012	10.08	0.10	[4]	2.17	2.27	(0.10)	—	—	(0.10)	12.25	22.49		0.29	[6]	0.29	[6]	0.84	[4]	4		5
12-31-2011	11.22	0.15	[4]	(1.15)	(1.00)	(0.14)	—	—	(0.14)	10.08	(8.92)		0.29	[6]	0.29	[6]	1.37	[4]	3		7
12-31-2010	10.17	0.16	[4]	1.04	1.20	(0.15)	—	—	(0.15)	11.22	11.80		0.29	[6]	0.28	[6]	1.60	[4]	3		8
12-31-2009	7.74	0.20	[4]	2.87	3.07	(0.13)	(0.51)	—	(0.64)	10.17	42.22		0.30	[6]	0.28	[6]	2.17	[4]	2		11
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Ratios do not include expense indirectly incurred from underlying funds and can vary between 0.29% – 0.78%, 0.29% – 0.79%, 0.28% – 0.78%, 0.29% – 0.80%, 0.29% – 0.80%, and 0.29% – 0.82% based on the mix of underlying funds held by the portfolio for the periods ended 6-30-14, 12-31-13, 12-31-12, 12-31-11, 12-31-10, and 12-31-09, respectively. 7. Annualized. 8. Excludes merger activity. 9. The inception date for Series I shares is 11-5-10. 10. Less than $500,000. 11. Less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
American Growth Trust
SERIES I
06-30-2014[3]	22.44	0.04	[4]	1.16	1.20	—	—	—	—	23.64	5.35	[5]	0.62	[6,7]	0.62	[6,7]	0.18	[4,5]	117	6
12-31-2013	17.40	0.11	[4]	5.04	5.15	(0.11)	—	—	(0.11)	22.44	29.60		0.62	[6]	0.62	[6]	0.57	[4]	110	2
12-31-2012	14.87	0.07	[4]	2.53	2.60	(0.07)	—	—	(0.07)	17.40	17.49		0.62	[6]	0.62	[6]	0.40	[4]	91	4
12-31-2011	15.63	0.04	[4]	(0.76)	(0.72)	(0.04)	—	—	(0.04)	14.87	(4.63)		0.62	[6]	0.62	[6]	0.24	[4]	94	6
12-31-2010	13.26	0.05	[4]	2.37	2.42	(0.05)	—	—	(0.05)	15.63	18.24		0.62	[6]	0.62	[6]	0.36	[4]	109	5
12-31-2009	11.61	0.03	[4]	3.81	3.84	(0.03)	(2.16)	—	(2.19)	13.26	38.88		0.63	[6]	0.63	[6]	0.24	[4]	93	8
SERIES II
06-30-2014[3]	22.37	0.02	[4]	1.15	1.17	—	—	—	—	23.54	5.23	[5]	0.77	[6,7]	0.77	[6,7]	0.09	[4,5]	873	6
12-31-2013	17.34	0.07	[4]	5.04	5.11	(0.08)	—	—	(0.08)	22.37	29.48		0.77	[6]	0.77	[6]	0.36	[4]	919	2
12-31-2012	14.83	0.04	[4]	2.52	2.56	(0.05)	—	—	(0.05)	17.34	17.23		0.77	[6]	0.77	[6]	0.24	[4]	902	4
12-31-2011	15.59	0.01	[4]	(0.76)	(0.75)	(0.01)	—	—	(0.01)	14.83	(4.79)		0.77	[6]	0.77	[6]	0.08	[4]	930	6
12-31-2010	13.22	0.02	[4]	2.38	2.40	(0.03)	—	—	(0.03)	15.59	18.14		0.77	[6]	0.77	[6]	0.16	[4]	1,138	5
12-31-2009	11.58	0.01	[4]	3.80	3.81	(0.01)	(2.16)	—	(2.17)	13.22	38.68		0.78	[6]	0.78	[6]	0.08	[4]	1,148	8
SERIES III
06-30-2014[3]	22.36	0.08	[4]	1.15	1.23	—	—	—	—	23.59	5.50	[5]	0.27	[6,7]	0.27	[6,7]	0.35	[4,5]	115	6
12-31-2013	17.33	0.17	[4]	5.04	5.21	(0.18)	—	—	(0.18)	22.36	30.07		0.27	[6]	0.27	[6]	0.88	[4]	116	2
12-31-2012	14.81	0.13	[4]	2.52	2.65	(0.13)	—	—	(0.13)	17.33	17.89		0.27	[6]	0.27	[6]	0.78	[4]	106	4
12-31-2011	15.57	0.10	[4]	(0.77)	(0.67)	(0.09)	—	—	(0.09)	14.81	(4.29)		0.27	[6]	0.27	[6]	0.65	[4]	98	6
12-31-2010	13.20	0.11	[4]	2.36	2.47	(0.10)	—	—	(0.10)	15.57	18.69		0.27	[6]	0.27	[6]	0.78	[4]	89	5
12-31-2009	11.57	0.11	[4]	3.76	3.87	(0.08)	(2.16)	—	(2.24)	13.20	39.32		0.28	[6]	0.28	[6]	0.89	[4]	62	8
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Ratios do not include expense indirectly incurred from underlying funds and can vary between 0.29% – 0.78%, 0.29% – 0.79%, 0.28% – 0.78%, 0.29% – 0.80%, 0.29% – 0.80%, and 0.29% – 0.82% based on the mix of underlying funds held by the portfolio for the periods ended 06-30-14, 12-31-13, 12-31-12, 12-31-11, 12-31-10, and 12-31-09, respectively. 7. Annualized.

American Growth-Income Trust
SERIES I
06-30-2014[3]	21.96	—	[4,5]	1.48	1.48	—	—	—	—	23.44	6.74	[6]	0.62	[7,8]	0.62	[7,8]	(0.01)[4,6]		270	5
12-31-2013	16.66	0.18	[4]	5.32	5.50	(0.20)	—	—	(0.20)	21.96	33.01		0.62	[7]	0.61	[7]	0.96	[4]	270	2
12-31-2012	14.40	0.22	[4]	2.25	2.47	(0.21)	—	—	(0.21)	16.66	17.15		0.62	[7]	0.62	[7]	1.39	[4]	232	18	[9]
12-31-2011	14.90	0.16	[4]	(0.48)	(0.32)	(0.18)	—	—	(0.18)	14.40	(2.16)		0.62	[7]	0.62	[7]	1.10	[4]	197	5
12-31-2010	13.55	0.14	[4]	1.37	1.51	(0.16)	—	—	(0.16)	14.90	11.13		0.62	[7]	0.62	[7]	1.04	[4]	240	6
12-31-2009	11.53	0.23	[4]	3.02	3.25	(0.15)	(1.08)	—	(1.23)	13.55	30.79		0.63	[7]	0.63	[7]	1.88	[4]	257	18
SERIES II
06-30-2014[3]	21.92	(0.02)[4]		1.49	1.47	—	—	—	—	23.39	6.71	[6]	0.77	[7,8]	0.77	[7,8]	(0.09)[4,6]		790	5
12-31-2013	16.63	0.14	[4]	5.32	5.46	(0.17)	—	—	(0.17)	21.92	32.84		0.77	[7]	0.76	[7]	0.75	[4]	831	2
12-31-2012	14.38	0.17	[4]	2.27	2.44	(0.19)	—	—	(0.19)	16.63	16.94		0.77	[7]	0.77	[7]	1.09	[4]	814	18	[9]
12-31-2011	14.88	0.15	[4]	(0.49)	(0.34)	(0.16)	—	—	(0.16)	14.38	(2.31)		0.77	[7]	0.77	[7]	0.99	[4]	778	5
12-31-2010	13.54	0.13	[4]	1.35	1.48	(0.14)	—	—	(0.14)	14.88	10.91		0.77	[7]	0.77	[7]	0.92	[4]	928	6
12-31-2009	11.52	0.12	[4]	3.11	3.23	(0.13)	(1.08)	—	(1.21)	13.54	30.67		0.78	[7]	0.78	[7]	1.04	[4]	943	18
SERIES III
06-30-2014[3]	21.92	0.04	[4]	1.48	1.52	—	—	—	—	23.44	6.93	[6]	0.27	[7,8]	0.27	[7,8]	0.16	[4,6]	272	5
12-31-2013	16.62	0.24	[4]	5.33	5.57	(0.27)	—	—	(0.27)	21.92	33.50		0.27	[7]	0.26	[7]	1.27	[4]	276	2
12-31-2012	14.37	0.57	[4]	1.94	2.51	(0.26)	—	—	(0.26)	16.62	17.51		0.27	[7]	0.27	[7]	3.53	[4]	257	18	[9]
12-31-2011	14.87	0.23	[4]	(0.50)	(0.27)	(0.23)	—	—	(0.23)	14.37	(1.81)		0.27	[7]	0.27	[7]	1.58	[4]	76	5
12-31-2010	13.52	0.21	[4]	1.35	1.56	(0.21)	—	—	(0.21)	14.87	11.51		0.27	[7]	0.27	[7]	1.51	[4]	79	6
12-31-2009	11.50	0.26	[4]	3.03	3.29	(0.19)	(1.08)	—	(1.27)	13.52	31.26		0.28	[7]	0.28	[7]	2.15	[4]	70	18
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Less than $0.005 per share. 6. Not annualized. 7. Ratios do not include expense indirectly incurred from underlying funds and can vary between 0.29% – 0.78%, 0.29% – 0.79%, 0.28% – 0.78%, 0.29% – 0.80%, 0.29% – 0.80%, and 0.29% – 0.82% based on the mix of underlying funds held by the portfolio for the periods ended 6-30-14, 12-31-13, 12-31-12, 12-31-11, 12-31-10, and 12-31-09, respectively. 8. Annualized. 9. Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
American International Trust
SERIES I
06-30-2014[3]	19.23	(0.04)[4]		0.73	0.69	—	—	—	—	19.92	3.59	[5]	0.63	[6,7]	0.62	[6,7]	(0.20)[4,5]		94	1
12-31-2013	16.01	0.17	[4]	3.22	3.39	(0.17)	—	—	(0.17)	19.23	21.20		0.63	[6]	0.62	[6]	1.00	[4]	92	3
12-31-2012	13.77	0.16	[4]	2.25	2.41	(0.17)	—	—	(0.17)	16.01	17.49		0.62	[6]	0.62	[6]	1.06	[4]	81	5
12-31-2011	16.33	0.20	[4]	(2.54)	(2.34)	(0.22)	—	—	(0.22)	13.77	(14.34)		0.62	[6]	0.62	[6]	1.29	[4]	87	9
12-31-2010	15.52	0.26	[4]	0.81	1.07	(0.26)	—	—	(0.26)	16.33	6.88		0.62	[6]	0.62	[6]	1.73	[4]	117	12
12-31-2009	14.31	0.17	[4]	4.60	4.77	(0.15)	(3.41)	—	(3.56)	15.52	42.59		0.63	[6]	0.63	[6]	1.19	[4]	101	10
SERIES II
06-30-2014[3]	19.21	(0.05)[4]		0.73	0.68	—	—	—	—	19.89	3.54	[5]	0.78	[6,7]	0.77	[6,7]	(0.28)[4,5]		526	1
12-31-2013	16.00	0.13	[4]	3.23	3.36	(0.15)	—	—	(0.15)	19.21	20.98		0.78	[6]	0.77	[6]	0.76	[4]	557	3
12-31-2012	13.77	0.13	[4]	2.25	2.38	(0.15)	—	—	(0.15)	16.00	17.26		0.77	[6]	0.77	[6]	0.90	[4]	563	5
12-31-2011	16.31	0.19	[4]	(2.54)	(2.35)	(0.19)	—	—	(0.19)	13.77	(14.38)		0.77	[6]	0.77	[6]	1.22	[4]	576	9
12-31-2010	15.51	0.22	[4]	0.81	1.03	(0.23)	—	—	(0.23)	16.31	6.68		0.77	[6]	0.77	[6]	1.43	[4]	726	12
12-31-2009	14.30	0.13	[4]	4.62	4.75	(0.13)	(3.41)	—	(3.54)	15.51	42.41		0.78	[6]	0.78	[6]	0.91	[4]	760	10
SERIES III
06-30-2014[3]	19.17	(0.01)[4]		0.73	0.72	—	—	—	—	19.89	3.76	[5]	0.28	[6,7]	0.27	[6,7]	(0.03)[4,5]		55	1
12-31-2013	15.96	0.23	[4]	3.21	3.44	(0.23)	—	—	(0.23)	19.17	21.58		0.28	[6]	0.27	[6]	1.31	[4]	55	3
12-31-2012	13.72	0.22	[4]	2.24	2.46	(0.22)	—	—	(0.22)	15.96	17.94		0.27	[6]	0.27	[6]	1.49	[4]	51	5
12-31-2011	16.28	0.34	[4]	(2.63)	(2.29)	(0.27)	—	—	(0.27)	13.72	(14.05)		0.27	[6]	0.27	[6]	2.18	[4]	45	9
12-31-2010	15.47	0.40	[4]	0.72	1.12	(0.31)	—	—	(0.31)	16.28	7.25		0.27	[6]	0.27	[6]	2.64	[4]	33	12
12-31-2009	14.27	0.64	[4]	4.18	4.82	(0.21)	(3.41)	—	(3.62)	15.47	43.14		0.28	[6]	0.28	[6]	4.36	[4]	10	10
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Ratios do not include expense indirectly incurred from underlying funds and can vary between 0.29% – 0.78%, 0.29% – 0.79%, 0.28% – 0.78%, 0.29% – 0.80%, 0.29% – 0.80%, and 0.29% – 0.82% based on the mix of underlying funds held by the portfolio for the periods ended 6-30-14, 12-31-13, 12-31-12, 12-31-11, 12-31-10, and 12-31-09, respectively. 7. Annualized.

American New World Trust
SERIES I
06-30-2014[3]	14.89	(0.02)[4]		0.72	0.70	—	—	—	—	15.59	4.70	[5]	0.67	[6,7]	0.66	[6,7]	(0.15)[4,5]		17	11
12-31-2013	13.55	0.16	[4]	1.31	1.47	(0.13)	—	—	(0.13)	14.89	10.89		0.67	[6]	0.67	[6]	1.16	[4]	15	11
12-31-2012	11.61	0.08	[4]	1.94	2.02	(0.08)	—	—	(0.08)	13.55	17.37		0.68	[6]	0.68	[6]	0.60	[4]	10	7
12-31-2011	13.75	0.20	[4]	(2.17)	(1.97)	(0.17)	—	—	(0.17)	11.61	(14.33)		0.66	[6]	0.66	[6]	1.57	[4]	9	14
12-31-2010	11.84	0.28	[4]	1.78	2.06	(0.15)	—	—	(0.15)	13.75	17.42		0.66	[6]	0.65	[6]	2.26	[4]	8	26
12-31-2009[8]	8.94	0.24	[4]	2.78	3.02	(0.12)	—	—	(0.12)	11.84	33.73	[5]	0.66	[6,7]	0.63	[6,7]	3.27	[4,7]	2	22
SERIES II
06-30-2014[3]	14.88	(0.04)[4]		0.73	0.69	—	—	—	—	15.57	4.64	[5]	0.82	[6,7]	0.81	[6,7]	(0.24)[4,5]		65	11
12-31-2013	13.54	0.10	[4]	1.35	1.45	(0.11)	—	—	(0.11)	14.88	10.74		0.82	[6]	0.82	[6]	0.75	[4]	64	11
12-31-2012	11.61	0.05	[4]	1.94	1.99	(0.06)	—	—	(0.06)	13.54	17.12		0.83	[6]	0.83	[6]	0.43	[4]	68	7
12-31-2011	13.74	0.14	[4]	(2.12)	(1.98)	(0.15)	—	—	(0.15)	11.61	(14.41)		0.81	[6]	0.81	[6]	1.04	[4]	66	14
12-31-2010	11.84	0.14	[4]	1.89	2.03	(0.13)	—	—	(0.13)	13.74	17.18		0.81	[6]	0.80	[6]	1.12	[4]	95	26
12-31-2009	8.15	0.12	[4]	3.80	3.92	(0.10)	(0.13)	—	(0.23)	11.84	48.82		0.84	[6]	0.78	[6]	1.17	[4]	77	22
SERIES III
06-30-2014[3]	14.86	—	[4,9]	0.72	0.72	—	—	—	—	15.58	4.85	[5]	0.32	[6,7]	0.31	[6,7]	0.01	[4,5]	2	11
12-31-2013	13.51	0.16	[4]	1.37	1.53	(0.18)	—	—	(0.18)	14.86	11.36		0.32	[6]	0.32	[6]	1.12	[4]	2	11
12-31-2012	11.58	0.11	[4]	1.94	2.05	(0.12)	—	—	(0.12)	13.51	17.71		0.33	[6]	0.33	[6]	0.85	[4]	3	7
12-31-2011	13.72	0.22	[4]	(2.14)	(1.92)	(0.22)	—	—	(0.22)	11.58	(14.02)		0.31	[6]	0.31	[6]	1.70	[4]	3	14
12-31-2010	11.81	0.22	[4]	1.89	2.11	(0.20)	—	—	(0.20)	13.72	17.84		0.31	[6]	0.30	[6]	1.76	[4]	3	26
12-31-2009	8.13	0.24	[4]	3.73	3.97	(0.16)	(0.13)	—	(0.29)	11.81	49.55		0.34	[6]	0.28	[6]	2.31	[4]	2	22
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Ratios do not include expense indirectly incurred from underlying funds and can vary between 0.29% – 0.78%, 0.29% – 0.79%, 0.28% – 0.78%, 0.29% – 0.80%, 0.29% – 0.80%, and 0.29% – 0.82% based on the mix of underlying funds held by the portfolio for the periods ended 6-30-14, 12-31-13, 12-31-12, 12-31-11, 12-31-10, and 12-31-09, respectively. 7. Annualized. 8. The inception date for Series I shares is 5-6-09. 9. Less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)		Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Blue Chip Growth Trust
SERIES I
06-30-2014[3]	34.23	(0.01)	1.01		1.00	—	—	—	—	35.23	2.92	[4]	0.87	[5]	0.83	[5]	(0.08)[5]	316	14
12-31-2013	24.29	(0.01)	10.03		10.02	(0.08)	—	—	(0.08)	34.23	41.27		0.87		0.83		(0.04)	337	27
12-31-2012	20.54	0.05	3.72		3.77	(0.02)	—	—	(0.02)	24.29	18.36		0.86		0.83		0.22	274	22
12-31-2011	20.25	0.02	0.27		0.29	— [6]	—	—	— [6]	20.54	1.44		0.86		0.83		0.12	277	33
12-31-2010	17.45	— [6]	2.82		2.82	(0.02)	—	—	(0.02)	20.25	16.15		0.87		0.84		(0.01)	328	44
12-31-2009	12.23	0.02	5.22		5.24	(0.02)	—	—	(0.02)	17.45	42.89		0.89		0.86		0.11	335	47
SERIES II
06-30-2014[3]	33.94	(0.05)	1.01		0.96	—	—	—	—	34.90	2.83	[4]	1.07	[5]	1.03	[5]	(0.28)[5]	132	14
12-31-2013	24.10	(0.07)	9.94		9.87	(0.03)	—	—	(0.03)	33.94	40.97		1.07		1.03		(0.24)	149	27
12-31-2012	20.40	— [6]	3.70		3.70	—	—	—	—	24.10	18.14		1.06		1.03		0.02	123	22
12-31-2011	20.15	(0.02)	0.27		0.25	—	—	—	—	20.40	1.24		1.06		1.03		(0.08)	122	33
12-31-2010	17.39	(0.04)	2.81		2.77	(0.01)	—	—	(0.01)	20.15	15.94		1.07		1.04		(0.21)	137	44
12-31-2009	12.21	(0.01)	5.20		5.19	(0.01)	—	—	(0.01)	17.39	42.56		1.09		1.06		(0.09)	131	47
SERIES NAV
06-30-2014[3]	34.20	— [6]	1.00		1.00	—	—	—	—	35.20	2.92	[4]	0.82	[5]	0.78	[5]	(0.03)[5]	1,351	14
12-31-2013	24.26	— [6]	10.03		10.03	(0.09)	—	—	(0.09)	34.20	41.37		0.82		0.78		0.01	1,471	27
12-31-2012	20.51	0.07	3.71		3.78	(0.03)	—	—	(0.03)	24.26	18.44		0.81		0.78		0.28	1,346	22
12-31-2011	20.22	0.04	0.25		0.29	— [6]	—	—	— [6]	20.51	1.45		0.81		0.78		0.17	1,286	33
12-31-2010	17.41	0.01	2.82		2.83	(0.02)	—	—	(0.02)	20.22	16.25		0.82		0.79		0.05	1,361	44
12-31-2009	12.20	0.03	5.21		5.24	(0.03)	—	—	(0.03)	17.41	42.97		0.84		0.81		0.18	1,135	47
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.

Capital Appreciation Trust
SERIES I
06-30-2014[3]	15.78	— [4]	0.68		0.68	—	—	—	—	16.46	4.31	[5]	0.79	[6]	0.78	[6]	0.04 [6]	199	45
12-31-2013	11.51	0.01	4.29		4.30	(0.03)	—	—	(0.03)	15.78	37.41		0.79		0.79		0.04	205	38
12-31-2012	9.94	0.03	1.56		1.59	(0.02)	—	—	(0.02)	11.51	15.98		0.79		0.78		0.27	175	45
12-31-2011	9.94	0.01	—	[4]	0.01	(0.01)	—	—	(0.01)	9.94	0.08		0.79		0.78		0.05	181	52
12-31-2010	8.90	0.01	1.04		1.05	(0.01)	—	—	(0.01)	9.94	11.83		0.79		0.79		0.16	217	77	[7]
12-31-2009	6.27	0.02	2.63		2.65	(0.02)	—	—	(0.02)	8.90	42.29		0.80		0.80		0.26	136	85
SERIES II
06-30-2014[3]	15.57	(0.01)	0.66		0.65	—	—	—	—	16.22	4.17	[5]	0.99	[6]	0.98	[6]	(0.16)[6]	72	45
12-31-2013	11.38	(0.02)	4.24		4.22	(0.03)	—	—	(0.03)	15.57	37.10		0.99		0.99		(0.16)	77	38
12-31-2012	9.83	0.02	1.54		1.56	(0.01)	—	—	(0.01)	11.38	15.84		0.99		0.98		0.07	71	45
12-31-2011	9.85	(0.02)	—	[4]	(0.02)	— [4]	—	—	— [4]	9.83	(0.17)		0.99		0.98		(0.15)	72	52
12-31-2010	8.83	— [4]	1.02		1.02	— [4]	—	—	— [4]	9.85	11.58		0.99		0.99		(0.05)	84	77	[7]
12-31-2009	6.22	— [4]	2.61		2.61	— [4]	—	—	— [4]	8.83	42.04		1.00		1.00		0.06	71	85
SERIES NAV
06-30-2014[3]	15.79	0.01	0.67		0.68	—	—	—	—	16.47	4.31	[5]	0.74	[6]	0.73	[6]	0.09 [6]	840	45
12-31-2013	11.51	0.01	4.30		4.31	(0.03)	—	—	(0.03)	15.79	37.51		0.74		0.74		0.09	850	38
12-31-2012	9.94	0.04	1.55		1.59	(0.02)	—	—	(0.02)	11.51	16.03		0.74		0.73		0.32	797	45
12-31-2011	9.94	0.01	—	[4]	0.01	(0.01)	—	—	(0.01)	9.94	0.12		0.74		0.73		0.10	770	52
12-31-2010	8.90	0.02	1.04		1.06	(0.02)	—	—	(0.02)	9.94	11.88		0.74		0.74		0.19	821	77	[7]
12-31-2009	6.27	0.02	2.63		2.65	(0.02)	—	—	(0.02)	8.90	42.36		0.75		0.75		0.31	791	85
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Less than $0.005 per share. 5. Not annualized. 6. Annualized. 7. Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)		From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Capital Appreciation Value Trust
SERIES I
06-30-2014[3]	13.02	0.08		0.82	0.90		—	—	—	—	13.92	6.91	[4]	0.91	[5]	0.87	[5]	1.28	[5]	3		28
12-31-2013	11.75	0.14		2.44	2.58		(0.16)	(1.15)	—	(1.31)	13.02	22.32		0.91		0.87		1.09		1		71
12-31-2012	11.51	0.18		1.45	1.63		(0.17)	(1.22)	—	(1.39)	11.75	14.59		0.92		0.88		1.50		1		68
12-31-2011	11.50	0.19		0.16	0.35		(0.16)	(0.18)	—	(0.34)	11.51	3.13		0.95		0.91		1.59		1		83
12-31-2010	11.47	0.16		1.41	1.57		(0.18)	(1.36)	—	(1.54)	11.50	13.83		1.02		0.98		1.38		1		62
12-31-2009	9.02	0.20		2.52	2.72		(0.22)	(0.05)	—	(0.27)	11.47	30.06		1.05		1.01		1.93		1		91
SERIES II
06-30-2014[3]	12.99	0.07		0.83	0.90		—	—	—	—	13.89	6.93	[4]	1.11	[5]	1.07	[5]	1.06	[5]	331		28
12-31-2013	11.74	0.11		2.42	2.53		(0.13)	(1.15)	—	(1.28)	12.99	21.93		1.11		1.07		0.88		331		71
12-31-2012	11.49	0.15		1.47	1.62		(0.15)	(1.22)	—	(1.37)	11.74	14.49		1.12		1.08		1.29		306		68
12-31-2011	11.49	0.16		0.16	0.32		(0.14)	(0.18)	—	(0.32)	11.49	2.88		1.15		1.11		1.39		301		83
12-31-2010	11.46	0.14		1.40	1.54		(0.15)	(1.36)	—	(1.51)	11.49	13.63		1.22		1.18		1.15		335		62
12-31-2009	9.02	0.17		2.52	2.69		(0.20)	(0.05)	—	(0.25)	11.46	29.84		1.25		1.21		1.70		337		91
SERIES NAV
06-30-2014[3]	13.00	0.09		0.82	0.91		—	—	—	—	13.91	7.00	[4]	0.86	[5]	0.82	[5]	1.29	[5]	28		28
12-31-2013	11.74	0.15		2.42	2.57		(0.16)	(1.15)	—	(1.31)	13.00	22.30		0.86		0.82		1.14		32		71
12-31-2012	11.49	0.19		1.46	1.65		(0.18)	(1.22)	—	(1.40)	11.74	14.76		0.87		0.83		1.56		25		68
12-31-2011	11.49	0.19		0.15	0.34		(0.16)	(0.18)	—	(0.34)	11.49	3.09		0.90		0.86		1.66		17		83
12-31-2010	11.46	0.17		1.40	1.57		(0.18)	(1.36)	—	(1.54)	11.49	13.90		0.97		0.93		1.42		5		62
12-31-2009	9.02	0.19		2.52	2.71		(0.22)	(0.05)	—	(0.27)	11.46	30.12		1.00		0.96		1.89		3		91
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Not annualized. 5. Annualized.

Core Strategy Trust
SERIES I
06-30-2014[3]	14.48	(0.01)[4]		0.79	0.78		—	—	—	—	15.26	5.39	[5]	0.11	[6,7]	0.11	[6,7]	(0.05)[4]		145		—	[8]
12-31-2013	13.58	0.01	[4]	2.55	2.56		(0.08)	(1.58)	—	(1.66)	14.48	19.16		0.12	[6]	0.12	[6]	0.06	[4]	142		8	[9]
12-31-2012	12.40	0.43	[4]	1.12	1.55		(0.35)	(0.02)	—	(0.37)	13.58	12.53		0.13	[6]	0.13	[6]	3.21	[4]	—	[10]	110	[11]
12-31-2011	12.66	0.42	[4]	(0.39)	0.03		(0.29)	— [12]	—	(0.29)	12.40	0.21		0.12	[6]	0.11	[6]	3.34	[4]	—	[10]	8
12-31-2010	11.51	0.12	[4]	1.31	1.43		(0.25)	(0.03)	—	(0.28)	12.66	12.42		0.13	[6]	0.07	[6]	0.98	[4]	—	[10]	15
12-31-2009	9.67	0.18	[4]	1.92	2.10		(0.18)	(0.08)	—	(0.26)	11.51	21.87		0.13	[6]	0.07	[6]	1.80	[4]	—	[10]	22
SERIES II
06-30-2014[3]	14.54	(0.02)[4]		0.79	0.77		—	—	—	—	15.31	5.30	[5]	0.31	[6,7]	0.31	[6,7]	(0.15)[4]		3,809		—	[8]
12-31-2013	13.62	0.20	[4]	2.35	2.55		(0.05)	(1.58)	—	(1.63)	14.54	19.03		0.32	[6]	0.32	[6]	1.36	[4]	3,804		8	[9]
12-31-2012	12.44	0.32	[4]	1.21	1.53		(0.33)	(0.02)	—	(0.35)	13.62	12.27		0.33	[6]	0.33	[6]	2.36	[4]	688		110	[11]
12-31-2011	12.70	0.25	[4]	(0.25)	—	[12]	(0.26)	— [12]	—	(0.26)	12.44	0.01		0.32	[6]	0.31	[6]	1.95	[4]	653		8
12-31-2010	11.55	0.23	[4]	1.18	1.41		(0.23)	(0.03)	—	(0.26)	12.70	12.17		0.33	[6]	0.27	[6]	1.94	[4]	680		15
12-31-2009	9.70	0.18	[4]	1.91	2.09		(0.16)	(0.08)	—	(0.24)	11.55	21.65		0.33	[6]	0.27	[6]	1.72	[4]	588		22
SERIES NAV
06-30-2014[3]	14.49	—	[4,12]	0.79	0.79		—	—	—	—	15.28	5.45	[5]	0.06	[6,7]	0.06	[6,7]	(0.03)[4]		146		—	[8]
12-31-2013	13.58	0.28	[4]	2.30	2.58		(0.09)	(1.58)	—	(1.67)	14.49	19.28		0.07	[6]	0.07	[6]	1.91	[4]	133		8	[9]
12-31-2012	12.40	0.39	[4]	1.17	1.56		(0.36)	(0.02)	—	(0.38)	13.58	12.58		0.08	[6]	0.08	[6]	2.92	[4]	51		110	[11]
12-31-2011	12.67	0.35	[4]	(0.33)	0.02		(0.29)	— [12]	—	(0.29)	12.40	0.18		0.07	[6]	0.06	[6]	2.74	[4]	33		8
12-31-2010	11.51	0.32	[4]	1.13	1.45		(0.26)	(0.03)	—	(0.29)	12.67	12.56		0.08	[6]	0.02	[6]	2.69	[4]	19		15
12-31-2009	9.67	0.43	[4]	1.68	2.11		(0.19)	(0.08)	—	(0.27)	11.51	21.93		0.08	[6]	0.02	[6]	3.97	[4]	9		22
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.52% – 0.64%, 0.50% – 0.64%, 0.49% – 0.59%, 0.48% – 0.50%, 0.48% – 0.50%, and 0.49% – 0.51% for the periods ended 6-30-14, 12-31-13, 12-31-12, 12-31-11, 12-31-10, and 12-31-09, respectively. 7. Annualized. 8. Less than 1%. 9. Excludes merger activity. 10. Less than $500,000. 11. Increase in the portfolio turnover is directly attributed to in-kind transactions that are related to the reorganization of the underlying funds held by the Trust. 12. Less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Emerging Markets Value Trust
SERIES I
06-30-2014[3]	9.92	0.09		0.54	0.63	—	—	—	—	10.55	6.35 [4]	1.13	[5]	1.12	[5]	1.91	[5]	4	8
12-31-2013	10.74	0.13		(0.46)	(0.33)	(0.13)	(0.36)	—	(0.49)	9.92	(3.22)	1.13		1.12		1.25		4	9
12-31-2012	9.86	0.14		1.60	1.74	(0.11)	(0.75)	—	(0.86)	10.74	18.53	1.13		1.13		1.31		9	14
12-31-2011	15.99	0.17		(4.31)	(4.14)	(0.20)	(1.79)	—	(1.99)	9.86	(27.06)	1.13		1.13		1.27		7	18
12-31-2010	13.52	0.09		2.94	3.03	(0.20)	(0.36)	—	(0.56)	15.99	23.02	1.12		1.12		0.65		11	21
12-31-2009	6.74	0.07		6.73	6.80	(0.01)	(0.01)	—	(0.02)	13.52	101.12	1.13		1.13		0.68		8	28
SERIES NAV
06-30-2014[3]	9.90	0.10		0.54	0.64	—	—	—	—	10.54	6.46 [4]	1.08	[5]	1.07	[5]	1.97	[5]	1,009	8
12-31-2013	10.72	0.14		(0.47)	(0.33)	(0.13)	(0.36)	—	(0.49)	9.90	(3.18)	1.08		1.07		1.37		1,078	9
12-31-2012	9.85	0.14		1.59	1.73	(0.11)	(0.75)	—	(0.86)	10.72	18.49	1.08		1.08		1.34		1,115	14
12-31-2011	15.98	0.18		(4.31)	(4.13)	(0.21)	(1.79)	—	(2.00)	9.85	(27.02)	1.08		1.08		1.32		915	18
12-31-2010	13.51	0.11		2.92	3.03	(0.20)	(0.36)	—	(0.56)	15.98	23.10	1.07		1.07		0.80		1,088	21
12-31-2009	6.73	0.08		6.72	6.80	(0.01)	(0.01)	—	(0.02)	13.51	101.36	1.08		1.08		0.84		1,028	28
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Not annualized. 5. Annualized.

Equity-Income Trust
SERIES I
06-30-2014[3]	19.82	0.20	[4]	1.00	1.20	—	—	—	—	21.02	6.05 [5]	0.87	[6]	0.83	[6]	2.06	[4,6]	344	3
12-31-2013	15.53	0.29		4.35	4.64	(0.35)	—	—	(0.35)	19.82	29.96	0.87		0.83		1.63		348	9
12-31-2012	13.50	0.31		2.03	2.34	(0.31)	—	—	(0.31)	15.53	17.44	0.86		0.83		2.11		311	14
12-31-2011	13.87	0.27		(0.39)	(0.12)	(0.25)	—	—	(0.25)	13.50	(0.81)	0.86		0.83		1.91		311	19	[7]
12-31-2010	12.27	0.23		1.62	1.85	(0.25)	—	—	(0.25)	13.87	15.12	0.87		0.84		1.84		348	14
12-31-2009	9.96	0.22		2.32	2.54	(0.23)	—	—	(0.23)	12.27	25.72	0.90		0.86		2.17		352	17	[7]
SERIES II
06-30-2014[3]	19.77	0.18	[4]	1.00	1.18	—	—	—	—	20.95	5.97 [5]	1.07	[6]	1.03	[6]	1.86	[4,6]	184	3
12-31-2013	15.49	0.26		4.34	4.60	(0.32)	—	—	(0.32)	19.77	29.75	1.07		1.03		1.43		193	9
12-31-2012	13.47	0.28		2.03	2.31	(0.29)	—	—	(0.29)	15.49	17.18	1.06		1.03		1.91		173	14
12-31-2011	13.84	0.24		(0.38)	(0.14)	(0.23)	—	—	(0.23)	13.47	(1.01)	1.06		1.03		1.73		174	19	[7]
12-31-2010	12.24	0.21		1.61	1.82	(0.22)	—	—	(0.22)	13.84	14.91	1.07		1.04		1.64		178	14
12-31-2009	9.93	0.20		2.32	2.52	(0.21)	—	—	(0.21)	12.24	25.54	1.10		1.06		1.96		172	17	[7]
SERIES NAV
06-30-2014[3]	19.76	0.21	[4]	1.00	1.21	—	—	—	—	20.97	6.12 [5]	0.82	[6]	0.78	[6]	2.11	[4,6]	1,587	3
12-31-2013	15.48	0.30		4.34	4.64	(0.36)	—	—	(0.36)	19.76	30.05	0.82		0.78		1.68		1,579	9
12-31-2012	13.46	0.32		2.02	2.34	(0.32)	—	—	(0.32)	15.48	17.47	0.81		0.78		2.17		1,513	14
12-31-2011	13.83	0.27		(0.38)	(0.11)	(0.26)	—	—	(0.26)	13.46	(0.76)	0.81		0.78		1.98		1,471	19	[7]
12-31-2010	12.23	0.24		1.62	1.86	(0.26)	—	—	(0.26)	13.83	15.23	0.82		0.79		1.90		1,427	14
12-31-2009	9.93	0.22		2.32	2.54	(0.24)	—	—	(0.24)	12.23	25.75	0.85		0.81		2.13		1,390	17	[7]
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Net investment income per share and the percentage of average net assets reflect special dividends received by the portfolio, which amounted to $0.04 and 0.20% (unannualized) for all series, respectively. 5. Not annualized. 6. Annualized. 7. Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Financial Services Trust
SERIES I
06-30-2014[3]	15.85	0.07	[6]	0.71	0.78	—	—	—	—	16.63	4.92	[4]	0.94	[5]	0.93	[5]	0.84	[5,6]	134	100
12-31-2013	12.32	0.11		3.67	3.78	(0.10)	(0.15)	—	(0.25)	15.85	30.75		0.91		0.90		0.78		132	3
12-31-2012	10.52	0.12		1.77	1.89	(0.09)	—	—	(0.09)	12.32	18.05		0.91		0.91		0.99		97	26
12-31-2011	11.84	0.10		(1.23)	(1.13)	(0.19)	—	—	(0.19)	10.52	(9.51)		0.94		0.93		0.90		92	12
12-31-2010	10.58	0.09		1.21	1.30	(0.04)	—	—	(0.04)	11.84	12.25		0.93		0.93		0.80		125	15
12-31-2009	7.53	0.05		3.06	3.11	(0.06)	—	—	(0.06)	10.58	41.41		0.96		0.96		0.63		45	13
SERIES II
06-30-2014[3]	15.78	0.05	[6]	0.72	0.77	—	—	—	—	16.55	4.88	[4]	1.14	[5]	1.13	[5]	0.65	[5,6]	24	100
12-31-2013	12.27	0.09		3.64	3.73	(0.07)	(0.15)	—	(0.22)	15.78	30.49		1.11		1.10		0.60		27	3
12-31-2012	10.48	0.09		1.77	1.86	(0.07)	—	—	(0.07)	12.27	17.82		1.11		1.11		0.79		23	26
12-31-2011	11.79	0.08		(1.22)	(1.14)	(0.17)	—	—	(0.17)	10.48	(9.66)		1.14		1.13		0.71		23	12
12-31-2010	10.54	0.06		1.20	1.26	(0.01)	—	—	(0.01)	11.79	12.00		1.13		1.13		0.58		32	15
12-31-2009	7.51	0.04		3.04	3.08	(0.05)	—	—	(0.05)	10.54	40.98		1.16		1.16		0.43		34	13
SERIES NAV
06-30-2014[3]	15.83	0.07	[6]	0.71	0.78	—	—	—	—	16.61	4.93	[4]	0.89	[5]	0.88	[5]	0.89	[5,6]	24	100
12-31-2013	12.30	0.12		3.66	3.78	(0.10)	(0.15)	—	(0.25)	15.83	30.86		0.86		0.85		0.84		24	3
12-31-2012	10.51	0.12		1.77	1.89	(0.10)	—	—	(0.10)	12.30	18.03		0.86		0.86		1.04		18	26
12-31-2011	11.82	0.11		(1.22)	(1.11)	(0.20)	—	—	(0.20)	10.51	(9.39)		0.89		0.88		0.95		18	12
12-31-2010	10.57	0.09		1.20	1.29	(0.04)	—	—	(0.04)	11.82	12.22		0.88		0.88		0.83		23	15
12-31-2009	7.52	0.06		3.06	3.12	(0.07)	—	—	(0.07)	10.57	41.53		0.91		0.91		0.68		25	13
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Not annualized. 5. Annualized. 6. Net investment income per share and the percentage of average net assets reflect special dividends received by the portfolio, which amounted to $0.03 and 0.17% (unannualized) for all series, respectively.

Franklin Templeton Founding Allocation Trust
SERIES I
06-30-2014[3]	13.05	(0.01)[4]		0.99	0.98	—	—	—	—	14.03	7.51	[5]	0.12	[6]	0.12	[7,6]	(0.06)[5,6]		53	—	[8]
12-31-2013	10.73	0.29	[4]	2.33	2.62	(0.30)	—	—	(0.30)	13.05	24.43		0.12		0.12	[7]	2.37	[4]	52	3
12-31-2012	9.51	0.31	[4]	1.24	1.55	(0.33)	—	—	(0.33)	10.73	16.26		0.12		0.12	[7]	3.04	[4]	47	3
12-31-2011	9.95	0.29	[4]	(0.43)	(0.14)	(0.30)	—	—	(0.30)	9.51	(1.41)		0.12		0.12	[7]	2.92	[4]	44	3
12-31-2010	9.33	0.37	[4]	0.62	0.99	(0.37)	—	—	(0.37)	9.95	10.67		0.12		0.10	[7]	3.87	[4]	47	5
12-31-2009	7.36	0.39	[4]	1.93	2.32	(0.35)	—	—	(0.35)	9.33	31.47		0.12		0.08	[7]	4.68	[4]	43	8
SERIES II
06-30-2014[3]	13.07	(0.02)[4]		0.99	0.97	—	—	—	—	14.04	7.42	[5]	0.32	[6]	0.32	[7,6]	(0.16)[5,6]		1,320	—	[8]
12-31-2013	10.74	0.26	[4]	2.35	2.61	(0.28)	—	—	(0.28)	13.07	24.27		0.32		0.32	[7]	2.17	[4]	1,305	3
12-31-2012	9.52	0.28	[4]	1.25	1.53	(0.31)	—	—	(0.31)	10.74	16.03		0.32		0.32	[7]	2.79	[4]	1,184	3
12-31-2011	9.97	0.26	[4]	(0.43)	(0.17)	(0.28)	—	—	(0.28)	9.52	(1.71)		0.32		0.32	[7]	2.60	[4]	1,154	3
12-31-2010	9.35	0.33	[4]	0.65	0.98	(0.36)	—	—	(0.36)	9.97	10.44		0.32		0.30	[7]	3.51	[4]	1,335	5
12-31-2009	7.38	0.32	[4]	1.98	2.30	(0.33)	—	—	(0.33)	9.35	31.12		0.32		0.28	[7]	3.89	[4]	1,358	8
SERIES NAV
06-30-2014[3]	13.04	—	[4,9]	0.99	0.99	—	—	—	—	14.03	7.59	[5]	0.07	[6]	0.07	[7,6]	(0.03)[5,6]		41	—	[8]
12-31-2013	10.72	0.35	[4]	2.28	2.63	(0.31)	—	—	(0.31)	13.04	24.50		0.07		0.07	[7]	2.88	[4]	31	3
12-31-2012	9.50	0.38	[4]	1.17	1.55	(0.33)	—	—	(0.33)	10.72	16.33		0.07		0.07	[7]	3.69	[4]	16	3
12-31-2011	9.95	0.34	[4]	(0.48)	(0.14)	(0.31)	—	—	(0.31)	9.50	(1.46)		0.07		0.07	[7]	3.41	[4]	10	3
12-31-2010	9.33	0.41	[4]	0.59	1.00	(0.38)	—	—	(0.38)	9.95	10.72		0.07		0.05	[7]	4.37	[4]	8	5
12-31-2009	7.36	0.53	[4]	1.79	2.32	(0.35)	—	—	(0.35)	9.33	31.54		0.07		0.03	[7]	6.34	[4]	5	8
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.85% – 0.97%, 0.85% – 0.97%, 0.85% – 1.00%, 0.85% – 1.03%, 0.85% – 1.03% and 0.86% – 1.03% for the periods ended 6-30-14, 12-31-13, 12-31-12, 12-31-11, 12-31-10 and 12-31-09, respectively. 8. Less than 1%. 9. Less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Fundamental All Cap Core Trust
SERIES I
06-30-2014[3]	20.61	0.07	[6]	0.89	0.96	—	—	—	—	21.57	4.66	[4]	0.76	[5]	0.75	[5]	0.66	[5,6]	152		28
12-31-2013	15.30	0.11		5.37	5.48	(0.17)	—	—	(0.17)	20.61	35.88		0.76		0.76		0.60		159		41
12-31-2012	12.48	0.16		2.77	2.93	(0.11)	—	—	(0.11)	15.30	23.52		0.76		0.76		1.17		131		38
12-31-2011	12.90	0.13		(0.41)	(0.28)	(0.14)	—	—	(0.14)	12.48	(2.16)		0.76		0.76		0.98		117		146
12-31-2010	10.90	0.13		2.01	2.14	(0.14)	—	—	(0.14)	12.90	19.65		0.76		0.76		1.18		142		120
12-31-2009	8.61	0.12		2.30	2.42	(0.13)	—	—	(0.13)	10.90	28.27		0.75		0.75		1.26		133		147
SERIES II
06-30-2014[3]	20.58	0.05	[6]	0.90	0.95	—	—	—	—	21.53	4.62	[4]	0.96	[5]	0.95	[5]	0.45	[5,6]	63		28
12-31-2013	15.29	0.07		5.36	5.43	(0.14)	—	—	(0.14)	20.58	35.55		0.96		0.96		0.40		69		41
12-31-2012	12.47	0.14		2.76	2.90	(0.08)	—	—	(0.08)	15.29	23.31		0.96		0.96		0.98		67		38
12-31-2011	12.90	0.10		(0.42)	(0.32)	(0.11)	—	—	(0.11)	12.47	(2.44)		0.96		0.96		0.78		60		146
12-31-2010	10.90	0.11		2.00	2.11	(0.11)	—	—	(0.11)	12.90	19.40		0.96		0.96		0.97		71		120
12-31-2009	8.61	0.10		2.30	2.40	(0.11)	—	—	(0.11)	10.90	28.02		0.95		0.95		1.06		69		147
SERIES NAV
06-30-2014[3]	20.68	0.07	[6]	0.91	0.98	—	—	—	—	21.66	4.74	[4]	0.71	[5]	0.70	[5]	0.72	[5,6]	1,437		28
12-31-2013	15.36	0.11		5.39	5.50	(0.18)	—	—	(0.18)	20.68	35.86		0.71		0.71		0.64		1,433		41
12-31-2012	12.52	0.17		2.79	2.96	(0.12)	—	—	(0.12)	15.36	23.66		0.71		0.71		1.22		1,149		38
12-31-2011	12.95	0.13		(0.41)	(0.28)	(0.15)	—	—	(0.15)	12.52	(2.17)		0.71		0.71		1.03		1,032		146
12-31-2010	10.94	0.14		2.01	2.15	(0.14)	—	—	(0.14)	12.95	19.73		0.71		0.71		1.22		1,171		120
12-31-2009	8.64	0.12		2.32	2.44	(0.14)	—	—	(0.14)	10.94	28.36		0.70		0.70		1.31		1,100		147
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Not annualized. 5. Annualized. 6. Net investment income per share and the percentage of average net assets reflect special dividends received by the portfolio, which amounted to $0.04 and 0.21% (unannualized) for all series, respectively.

Fundamental Large Cap Value Trust
SERIES I
06-30-2014[3]	15.94	0.09		1.08	1.17	—	—	—	—	17.11	7.34	[4]	0.73	[5]	0.72	[5]	1.16	[5]	293		13
12-31-2013	12.18	0.17		3.77	3.94	(0.18)	—	—	(0.18)	15.94	32.41		0.74		0.74		1.17		273		40	[6]
12-31-2012	9.91	0.19		2.22	2.41	(0.14)	—	—	(0.14)	12.18	24.42		0.76		0.75		1.67		67		42
12-31-2011	9.84	0.15		0.02	0.17	(0.10)	—	—	(0.10)	9.91	1.75		0.78		0.78		1.53		45		108
12-31-2010	8.83	0.13		1.06	1.19	(0.18)	—	—	(0.18)	9.84	13.56		0.78		0.78		1.43		—	[7]	154
12-31-2009	7.24	0.13		1.63	1.76	(0.17)	—	—	(0.17)	8.83	24.47		0.78		0.78		1.69		1		150
SERIES II
06-30-2014[3]	16.05	0.08		1.09	1.17	—	—	—	—	17.22	7.29	[4]	0.93	[5]	0.92	[5]	0.97	[5]	42		13
12-31-2013	12.27	0.14		3.79	3.93	(0.15)	—	—	(0.15)	16.05	32.11		0.94		0.94		0.99		44		40	[6]
12-31-2012	9.98	0.16		2.25	2.41	(0.12)	—	—	(0.12)	12.27	24.23		0.96		0.95		1.46		17		42
12-31-2011	9.90	0.13		0.03	0.16	(0.08)	—	—	(0.08)	9.98	1.63		0.98		0.98		1.33		13		108
12-31-2010	8.90	0.13		1.03	1.16	(0.16)	—	—	(0.16)	9.90	13.11		0.98		0.98		1.39		14		154
12-31-2009	7.28	0.11		1.66	1.77	(0.15)	—	—	(0.15)	8.90	24.50		0.98		0.98		1.50		14		150
SERIES NAV
06-30-2014[3]	15.94	0.10		1.08	1.18	—	—	—	—	17.12	7.40	[4]	0.68	[5]	0.67	[5]	1.21	[5]	943		13
12-31-2013	12.18	0.18		3.77	3.95	(0.19)	—	—	(0.19)	15.94	32.47		0.69		0.69		1.28		779		40	[6]
12-31-2012	9.91	0.19		2.23	2.42	(0.15)	—	—	(0.15)	12.18	24.48		0.71		0.70		1.68		441		42
12-31-2011	9.83	0.16		0.02	0.18	(0.10)	—	—	(0.10)	9.91	1.90		0.73		0.73		1.58		270		108
12-31-2010	8.83	0.14		1.05	1.19	(0.19)	—	—	(0.19)	9.83	13.51		0.73		0.73		1.60		189		154
12-31-2009	7.24	0.13		1.63	1.76	(0.17)	—	—	(0.17)	8.83	24.53		0.73		0.73		1.78		260		150
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes merger activity. 7. Less than $500,000.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Fundamental Value Trust
SERIES I
06-30-2014[3]	20.22	0.08	[7]	0.79	0.87	—	—	—	—	21.09	4.30	[4]	0.87	[5]	0.86	[5]	0.76	[5,7]	346	50
12-31-2013	15.34	0.11		5.01	5.12	(0.24)	—	—	(0.24)	20.22	33.43		0.85		0.84		0.63		360	10
12-31-2012	13.65	0.22		1.61	1.83	(0.14)	—	—	(0.14)	15.34	13.45		0.85		0.84		1.47		318	10
12-31-2011	14.31	0.13		(0.67)	(0.54)	(0.12)	—	—	(0.12)	13.65	(3.78)		0.85		0.85		0.94		339	14
12-31-2010	12.79	0.11		1.56	1.67	(0.15)	—	—	(0.15)	14.31	13.10		0.85		0.85		0.87		429	16
12-31-2009	9.79	0.10		3.00	3.10	(0.10)	—	—	(0.10)	12.79	31.78		0.83		0.83		0.92		448	22	[6]
SERIES II
06-30-2014[3]	20.18	0.06	[7]	0.79	0.85	—	—	—	—	21.03	4.21	[4]	1.07	[5]	1.06	[5]	0.57	[5,7]	251	50
12-31-2013	15.31	0.08		4.99	5.07	(0.20)	—	—	(0.20)	20.18	33.20		1.05		1.04		0.43		267	10
12-31-2012	13.63	0.19		1.60	1.79	(0.11)	—	—	(0.11)	15.31	13.18		1.05		1.04		1.27		260	10
12-31-2011	14.29	0.10		(0.67)	(0.57)	(0.09)	—	—	(0.09)	13.63	(3.99)		1.05		1.05		0.74		272	14
12-31-2010	12.77	0.09		1.55	1.64	(0.12)	—	—	(0.12)	14.29	12.88		1.05		1.05		0.67		334	16
12-31-2009	9.77	0.08		3.00	3.08	(0.08)	—	—	(0.08)	12.77	31.59		1.03		1.03		0.71		344	22	[6]
SERIES NAV
06-30-2014[3]	20.16	0.08	[7]	0.79	0.87	—	—	—	—	21.03	4.32	[4]	0.82	[5]	0.81	[5]	0.84	[5,7]	24	50
12-31-2013	15.29	0.12		5.00	5.12	(0.25)	—	—	(0.25)	20.16	33.53		0.80		0.79		0.69		952	10
12-31-2012	13.61	0.23		1.60	1.83	(0.15)	—	—	(0.15)	15.29	13.48		0.80		0.79		1.53		943	10
12-31-2011	14.27	0.14		(0.68)	(0.54)	(0.12)	—	—	(0.12)	13.61	(3.74)		0.80		0.80		0.99		935	14
12-31-2010	12.75	0.12		1.56	1.68	(0.16)	—	—	(0.16)	14.27	13.20		0.80		0.80		0.92		990	16
12-31-2009	9.76	0.10		3.00	3.10	(0.11)	—	—	(0.11)	12.75	31.84		0.78		0.78		0.95		1,034	22	[6]
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes merger activity. 7. Net investment income per share and the percentage of average net assets reflect special dividends received by the portfolio, which amounted to $0.02 and 0.08% (unannualized) for all series, respectively.

Global Trust
SERIES I
06-30-2014[3]	20.50	0.36	[6]	0.69	1.05	—	—	—	—	21.55	5.12	[4]	0.96	[5]	0.94	[5]	3.45	[5,6]	171	10
12-31-2013	15.86	0.26		4.66	4.92	(0.28)	—	—	(0.28)	20.50	31.09		0.96		0.95		1.45		176	14
12-31-2012	13.31	0.30		2.57	2.87	(0.32)	—	—	(0.32)	15.86	21.74		0.96		0.94		2.04		156	16
12-31-2011	14.48	0.31		(1.18)	(0.87)	(0.30)	—	—	(0.30)	13.31	(6.00)		0.96		0.94		2.14		150	24
12-31-2010	13.64	0.22		0.84	1.06	(0.22)	—	—	(0.22)	14.48	7.76		0.96		0.94		1.64		178	8
12-31-2009	10.54	0.18		3.12	3.30	(0.20)	—	—	(0.20)	13.64	31.37		0.96		0.93		1.58		182	10
SERIES II
06-30-2014[3]	20.43	0.33	[6]	0.70	1.03	—	—	—	—	21.46	5.04	[4]	1.16	[5]	1.14	[5]	3.25	[5,6]	31	10
12-31-2013	15.81	0.22		4.65	4.87	(0.25)	—	—	(0.25)	20.43	30.83		1.16		1.15		1.23		34	14
12-31-2012	13.27	0.27		2.57	2.84	(0.30)	—	—	(0.30)	15.81	21.51		1.16		1.14		1.85		30	16
12-31-2011	14.44	0.28		(1.18)	(0.90)	(0.27)	—	—	(0.27)	13.27	(6.22)		1.16		1.14		1.94		29	24
12-31-2010	13.60	0.19		0.84	1.03	(0.19)	—	—	(0.19)	14.44	7.55		1.16		1.14		1.45		34	8
12-31-2009	10.51	0.16		3.10	3.26	(0.17)	—	—	(0.17)	13.60	31.10		1.16		1.13		1.41		36	10
SERIES NAV
06-30-2014[3]	20.47	0.36	[6]	0.70	1.06	—	—	—	—	21.53	5.18	[4]	0.91	[5]	0.89	[5]	3.51	[5,6]	478	10
12-31-2013	15.85	0.27		4.64	4.91	(0.29)	—	—	(0.29)	20.47	31.03		0.91		0.90		1.50		470	14
12-31-2012	13.30	0.30		2.58	2.88	(0.33)	—	—	(0.33)	15.85	21.82		0.91		0.89		2.09		422	16
12-31-2011	14.47	0.32		(1.18)	(0.86)	(0.31)	—	—	(0.31)	13.30	(5.95)		0.91		0.89		2.18		404	24
12-31-2010	13.63	0.23		0.83	1.06	(0.22)	—	—	(0.22)	14.47	7.83		0.91		0.89		1.69		472	8
12-31-2009	10.53	0.19		3.11	3.30	(0.20)	—	—	(0.20)	13.63	31.46		0.91		0.88		1.67		473	10
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Not annualized. 5. Annualized. 6. Net investment income per share and the percentage of average net assets reflect special dividends received by the portfolio, which amounted to $0.11 and 0.52% (unannualized) for all series, respectively.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations		Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Health Sciences Trust
SERIES I
06-30-2014[3]	29.19	(0.07)	3.15	3.08	—	—	—	—	32.27	10.55	[4]	1.10	[5]	1.04	[5]	(0.48)[5]	108	29
12-31-2013	20.98	(0.14)	10.72	10.58	—	(2.37)	—	(2.37)	29.19	51.15		1.16		1.10		(0.54)	106	57
12-31-2012	16.98	(0.08)	5.46	5.38	—	(1.38)	—	(1.38)	20.98	31.89		1.18		1.12		(0.41)	69	29
12-31-2011	15.55	(0.10)	1.73	1.63	—	(0.20)	—	(0.20)	16.98	10.57		1.18		1.13		(0.59)	56	39
12-31-2010	13.44	(0.05)[6]	2.16	2.11	—	—	—	—	15.55	15.70		1.17		1.12		(0.37)[6]	53	38
12-31-2009	10.35	(0.05)	3.29	3.24	—	(0.15)	—	(0.15)	13.44	31.81		1.19		1.14		(0.48)	55	35
SERIES II
06-30-2014[3]	28.30	(0.10)	3.05	2.95	—	—	—	—	31.25	10.42	[4]	1.30	[5]	1.24	[5]	(0.68)[5]	90	29
12-31-2013	20.43	(0.19)	10.43	10.24	—	(2.37)	—	(2.37)	28.30	50.86		1.36		1.30		(0.74)	91	57
12-31-2012	16.60	(0.12)	5.33	5.21	—	(1.38)	—	(1.38)	20.43	31.59		1.38		1.32		(0.61)	67	29
12-31-2011	15.23	(0.13)	1.70	1.57	—	(0.20)	—	(0.20)	16.60	10.39		1.38		1.33		(0.80)	57	39
12-31-2010	13.19	(0.08)[6]	2.12	2.04	—	—	—	—	15.23	15.47		1.37		1.32		(0.56)[6]	58	38
12-31-2009	10.18	(0.08)	3.24	3.16	—	(0.15)	—	(0.15)	13.19	31.55		1.39		1.34		(0.69)	54	35
SERIES NAV
06-30-2014[3]	29.36	(0.07)	3.17	3.10	—	—	—	—	32.46	10.56	[4]	1.05	[5]	0.99	[5]	(0.42)[5]	81	29
12-31-2013	21.08	(0.13)	10.78	10.65	—	(2.37)	—	(2.37)	29.36	51.24		1.11		1.05		(0.49)	73	57
12-31-2012	17.05	(0.07)	5.48	5.41	—	(1.38)	—	(1.38)	21.08	31.93		1.13		1.07		(0.36)	48	29
12-31-2011	15.60	(0.09)	1.74	1.65	—	(0.20)	—	(0.20)	17.05	10.66		1.13		1.08		(0.54)	34	39
12-31-2010	13.47	(0.04)[6]	2.17	2.13	—	—	—	—	15.60	15.81		1.12		1.07		(0.31)[6]	28	38
12-31-2009	10.37	(0.05)	3.30	3.25	—	(0.15)	—	(0.15)	13.47	31.85		1.14		1.09		(0.45)	26	35
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Not annualized. 5. Annualized. 6. Net investment income per share and the percentage of average assets reflects special dividends received by the portfolio, which amounted to $0.08 and 0.60%, respectively.

International Core Trust
SERIES I
06-30-2014[3]	11.70	0.32 [6]	0.55	0.87	—	—	—	—	12.57	7.44	[4]	1.07	[5]	1.06	[5]	5.30 [5,6]	51	21
12-31-2013	9.61	0.26	2.13	2.39	(0.30)	—	—	(0.30)	11.70	24.99		1.07		1.07		2.51	49	47
12-31-2012	8.60	0.26	1.02	1.28	(0.27)	—	—	(0.27)	9.61	15.05		1.07		1.07		2.93	45	49
12-31-2011	9.77	0.26	(1.20)	(0.94)	(0.23)	—	—	(0.23)	8.60	(9.57)		1.07		1.07		2.67	47	39
12-31-2010	9.08	0.16	0.71	0.87	(0.18)	—	—	(0.18)	9.77	9.58		1.07		1.07		1.76	60	43
12-31-2009	8.12	0.18	1.22	1.40	(0.20)	(0.24)	—	(0.44)	9.08	18.64		1.04		1.04		2.17	64	43
SERIES II
06-30-2014[3]	11.80	0.31 [6]	0.56	0.87	—	—	—	—	12.67	7.37	[4]	1.27	[5]	1.26	[5]	5.10 [5,6]	22	21
12-31-2013	9.69	0.25	2.14	2.39	(0.28)	—	—	(0.28)	11.80	24.78		1.27		1.27		2.34	22	47
12-31-2012	8.67	0.25	1.02	1.27	(0.25)	—	—	(0.25)	9.69	14.82		1.27		1.27		2.75	20	49
12-31-2011	9.85	0.24	(1.21)	(0.97)	(0.21)	—	—	(0.21)	8.67	(9.80)		1.27		1.27		2.48	22	39
12-31-2010	9.15	0.14	0.72	0.86	(0.16)	—	—	(0.16)	9.85	9.38		1.27		1.27		1.56	28	43
12-31-2009	8.18	0.16	1.23	1.39	(0.18)	(0.24)	—	(0.42)	9.15	18.38		1.24		1.24		1.93	28	43
SERIES NAV
06-30-2014[3]	11.67	0.32 [6]	0.55	0.87	—	—	—	—	12.54	7.46	[4]	1.02	[5]	1.01	[5]	5.36 [5,6]	759	21
12-31-2013	9.58	0.27	2.13	2.40	(0.31)	—	—	(0.31)	11.67	25.13		1.02		1.02		2.55	797	47
12-31-2012	8.57	0.27	1.01	1.28	(0.27)	—	—	(0.27)	9.58	15.16		1.02		1.02		2.97	653	49
12-31-2011	9.74	0.27	(1.20)	(0.93)	(0.24)	—	—	(0.24)	8.57	(9.56)		1.02		1.02		2.74	570	39
12-31-2010	9.05	0.16	0.71	0.87	(0.18)	—	—	(0.18)	9.74	9.67		1.02		1.02		1.80	769	43
12-31-2009	8.10	0.18	1.22	1.40	(0.21)	(0.24)	—	(0.45)	9.05	18.62		0.99		0.99		2.18	690	43
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Not annualized. 5. Annualized. 6. Net investment income per share and the percentage of average net assets reflect special dividends received by the portfolio, which amounted to $0.12 and 0.97% (unannualized) for all series, respectively.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
International Equity Index Trust B
SERIES I
06-30-2014[3]	17.14	0.37	[10]	0.57	0.94	—	—	—	—	18.08	5.48	[4]	0.61	[5]	0.39	[5]	4.35	[5,10]	310	2
12-31-2013	15.32	0.42		1.80	2.22	(0.40)	—	—	(0.40)	17.14	14.55		0.61		0.39		2.59		293	3
12-31-2012[6]	14.62	0.03		0.84	0.87	(0.17)	—	—	(0.17)	15.32	5.98	[4]	0.63	[5]	0.39	[5]	1.38	[5]	254	4	[7,8]
SERIES II
06-30-2014[3]	17.16	0.35	[10]	0.57	0.92	—	—	—	—	18.08	5.36	[4]	0.81	[5]	0.59	[5]	4.10	[5,10]	27	2
12-31-2013	15.34	0.39		1.80	2.19	(0.37)	—	—	(0.37)	17.16	14.32		0.81		0.59		2.43		27	3
12-31-2012[6]	14.62	0.03		0.83	0.86	(0.14)	—	—	(0.14)	15.34	5.95	[4]	0.83	[5]	0.59	[5]	1.17	[5]	29	4	[7,8]
SERIES NAV
06-30-2014[3]	17.13	0.37	[10]	0.58	0.95	—	—	—	—	18.08	5.55	[4]	0.56	[5]	0.34	[5]	4.39	[5,10]	370	2
12-31-2013	15.32	0.43		1.79	2.22	(0.41)	—	—	(0.41)	17.13	14.54		0.56		0.34		2.65		373	3
12-31-2012	13.17	0.41		1.92	2.33	(0.18)	—	—	(0.18)	15.32	17.76		0.59		0.34		2.90		345	4	[7]
12-31-2011	15.93	0.44		(2.67)	(2.23)	(0.53)	—	—	(0.53)	13.17	(13.99)		0.58		0.34		2.86		273	3
12-31-2010	14.65	0.35		1.31	1.66	(0.38)	—	—	(0.38)	15.93	11.44		0.57		0.34		2.36		360	5
12-31-2009	11.16	0.35		3.86	4.21	(0.49)	(0.23)	—	(0.72)	14.65	38.80		0.58		0.34		2.85		347	33	[9]
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Series I and Series II shares is 11-5-12. 7. Excludes merger activity. 8. Portfolio turnover is shown for the period from 1-1-12 to 12-31-12. 9. Includes the impact of Redemption in kind transactions which amounted to 8% of the Portfolio Turnover. 10. Net investment income per share and the percentage of average net assets reflect special dividends received by the portfolio, which amounted to $0.08 and 0.45% (unannualized) for all series, respectively.

International Growth Stock Trust
SERIES I
06-30-2014[3]	16.85	0.21		0.84	1.05	—	—	—	—	17.90	6.23	[4]	0.97	[5]	0.97	[5]	2.51	[5]	3	14
12-31-2013	14.31	0.22		2.51	2.73	(0.19)	—	—	(0.19)	16.85	19.11		0.97		0.97		1.40		3	29
12-31-2012[6]	13.84	—	[7]	0.56	0.56	(0.09)	—	—	(0.09)	14.31	4.07	[4]	1.01	[5]	1.01	[5]	(0.10)[5]		3	23	[8]
SERIES II
06-30-2014[3]	16.87	0.20		0.83	1.03	—	—	—	—	17.90	6.11	[4]	1.17	[5]	1.17	[5]	2.34	[5]	24	14
12-31-2013	14.33	0.19		2.51	2.70	(0.16)	—	—	(0.16)	16.87	18.87		1.17		1.17		1.23		23	29
12-31-2012[6]	13.84	(0.01)		0.57	0.56	(0.07)	—	—	(0.07)	14.33	4.05	[4]	1.21	[5]	1.21	[5]	(0.30)[5]		23	23	[8]
SERIES NAV
06-30-2014[3]	16.86	0.22		0.82	1.04	—	—	—	—	17.90	6.17	[4]	0.92	[5]	0.92	[5]	2.57	[5]	534	14
12-31-2013	14.31	0.23		2.51	2.74	(0.19)	—	—	(0.19)	16.86	19.19		0.92		0.92		1.47		550	29
12-31-2012	12.48	0.15		1.80	1.95	(0.10)	(0.02)	—	(0.12)	14.31	15.64		0.96		0.96		1.11		479	23	[8]
12-31-2011	13.64	0.21		(1.18)	(0.97)	(0.16)	(0.03)	—	(0.19)	12.48	(7.12)		0.98		0.98		1.60		227	27
12-31-2010[9]	12.50	—	[7]	1.14	1.14	—	—	—	—	13.64	9.12	[4]	1.05	[5]	1.05	[5]	0.02	[5]	157	8
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Series I and Series II shares is 11-5-12. 7. Less than $0.005 per share. 8. Excludes merger activity. 9. Period from 9-6-10 (commencement of operations) to 12-31-10.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
International Small Company Trust
SERIES I
06-30-2014[3]	12.61	0.13		0.65	0.78	—	—	—	—	13.39	6.19 [4]	1.17	[5]	1.17	[5]	2.04	[5]	46	11
12-31-2013	10.15	0.18		2.49	2.67	(0.21)	—	—	(0.21)	12.61	26.34	1.17		1.17		1.61		46	10
12-31-2012	8.63	0.19		1.46	1.65	(0.13)	—	—	(0.13)	10.15	19.19	1.18		1.04		1.97		41	3
12-31-2011	10.50	0.18		(1.88)	(1.70)	(0.17)	—	—	(0.17)	8.63	(16.23)	1.16		1.04		1.74		41	11
12-31-2010	8.78	0.09		1.89	1.98	(0.26)	—	—	(0.26)	10.50	22.70	1.15		1.15		1.03		62	13
12-31-2009[6]	9.00	—	[7]	(0.15)	(0.15)	(0.07)	—	—	(0.07)	8.78	(1.66)[4]	1.11	[5]	1.11	[5]	(0.12)[5]		65	133	[8,9]
SERIES II
06-30-2014[3]	12.60	0.12		0.64	0.76	—	—	—	—	13.36	6.03 [4]	1.37	[5]	1.37	[5]	1.83	[5]	26	11
12-31-2013	10.15	0.16		2.48	2.64	(0.19)	—	—	(0.19)	12.60	26.02	1.37		1.37		1.42		28	10
12-31-2012	8.63	0.17		1.46	1.63	(0.11)	—	—	(0.11)	10.15	19.00	1.38		1.24		1.78		25	3
12-31-2011	10.50	0.16		(1.88)	(1.72)	(0.15)	—	—	(0.15)	8.63	(16.42)	1.36		1.24		1.55		26	11
12-31-2010	8.78	0.08		1.88	1.96	(0.24)	—	—	(0.24)	10.50	22.45	1.35		1.35		0.82		36	13
12-31-2009[6]	9.00	—	[7]	(0.15)	(0.15)	(0.07)	—	—	(0.07)	8.78	(1.66)[4]	1.31	[5]	1.31	[5]	(0.33)[5]		34	133	[8,9]
SERIES NAV
06-30-2014[3]	12.60	0.13		0.65	0.78	—	—	—	—	13.38	6.19 [4]	1.12	[5]	1.12	[5]	2.08	[5]	45	11
12-31-2013	10.15	0.19		2.47	2.66	(0.21)	—	—	(0.21)	12.60	26.29	1.12		1.12		1.65		44	10
12-31-2012	8.63	0.19		1.46	1.65	(0.13)	—	—	(0.13)	10.15	19.24	1.13		0.99		1.96		31	3
12-31-2011	10.50	0.18		(1.88)	(1.70)	(0.17)	—	—	(0.17)	8.63	(16.18)	1.11		0.99		1.78		35	11
12-31-2010	8.79	0.06		1.91	1.97	(0.26)	—	—	(0.26)	10.50	22.63	1.10		1.10		0.64		32	13
12-31-2009	6.53	0.09		2.38	2.47	(0.09)	(0.12)	—	(0.21)	8.79	39.44	1.06		1.06		1.20		131	133	[8,9]
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Series I and Series II shares is 11-16-09. 7. Less than $0.005 per share. 8. Excludes merger activity. 9. Portfolio turnover is shown for the period from 1-1-09 to 12-31-09.

International Value Trust
SERIES I
06-30-2014[3]	14.78	0.37	[7]	0.15	0.52	—	—	—	—	15.30	3.52 [4]	0.97	[5]	0.97	[5]	4.99	[5,7]	119	15
12-31-2013	11.91	0.25		2.86	3.11	(0.24)	—	—	(0.24)	14.78	26.15	0.97		0.97		1.88		124	31
12-31-2012	10.25	0.28		1.68	1.96	(0.30)	—	—	(0.30)	11.91	19.38	0.97		0.93		2.57		114	19
12-31-2011	12.10	0.33		(1.88)	(1.55)	(0.30)	—	—	(0.30)	10.25	(12.85)	0.97		0.93		2.76		116	32
12-31-2010	11.42	0.24		0.67	0.91	(0.23)	—	—	(0.23)	12.10	7.98	0.99		0.98		2.10		162	20	[6]
12-31-2009	9.06	0.22		2.83	3.05	(0.22)	(0.47)	—	(0.69)	11.42	35.77	0.94		0.93		2.26		175	25
SERIES II
06-30-2014[3]	14.75	0.35	[7]	0.15	0.50	—	—	—	—	15.25	3.39 [4]	1.17	[5]	1.17	[5]	4.78	[5,7]	94	15
12-31-2013	11.89	0.22		2.85	3.07	(0.21)	—	—	(0.21)	14.75	25.89	1.17		1.17		1.69		102	31
12-31-2012	10.24	0.26		1.67	1.93	(0.28)	—	—	(0.28)	11.89	19.07	1.17		1.13		2.38		98	19
12-31-2011	12.08	0.31		(1.88)	(1.57)	(0.27)	—	—	(0.27)	10.24	(12.99)	1.17		1.13		2.58		101	32
12-31-2010	11.40	0.21		0.67	0.88	(0.20)	—	—	(0.20)	12.08	7.77	1.19		1.18		1.91		134	20	[6]
12-31-2009	9.04	0.20		2.83	3.03	(0.20)	(0.47)	—	(0.67)	11.40	35.59	1.14		1.13		2.04		139	25
SERIES NAV
06-30-2014[3]	14.68	0.37	[7]	0.15	0.52	—	—	—	—	15.20	3.54 [4]	0.92	[5]	0.92	[5]	5.07	[5,7]	1,003	15
12-31-2013	11.83	0.25		2.85	3.10	(0.25)	—	—	(0.25)	14.68	26.21	0.92		0.92		1.90		1,044	31
12-31-2012	10.19	0.28		1.67	1.95	(0.31)	—	—	(0.31)	11.83	19.36	0.92		0.88		2.62		854	19
12-31-2011	12.03	0.32		(1.86)	(1.54)	(0.30)	—	—	(0.30)	10.19	(12.79)	0.92		0.88		2.71		744	32
12-31-2010	11.36	0.24		0.66	0.90	(0.23)	—	—	(0.23)	12.03	8.00	0.94		0.93		2.19		750	20	[6]
12-31-2009	9.01	0.21		2.83	3.04	(0.22)	(0.47)	—	(0.69)	11.36	35.94	0.89		0.88		2.22		536	25
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes merger activity. 7. Net investment income per share and the percentage of average net assets reflect special dividends received by the portfolio, which amounted to $0.13 and 0.86% (unannualized) for all series, respectively.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Lifestyle Aggressive PS Series
SERIES I
06-30-2014[3]	12.74	—		0.70	0.70	—	—	—	—	13.44	5.49	[4]	0.58	[5,8]	0.17	[5,8]	0.01	[4,6]	2		27
12-31-2013[7]	12.50	0.13	[6]	0.36	0.49	(0.12)	—	(0.13)	(0.25)	12.74	3.91	[4]	79.52	[5,8]	0.22	[5,8]	1.02	[4,6]	—	[10]	—	[9]
SERIES II
06-30-2014[3]	12.74	(0.01)		0.70	0.69	—	—	—	—	13.43	5.42	[4]	0.75	[5,8]	0.37	[5,8]	(0.06)[4,6]		21		27
12-31-2013[7]	12.50	0.12	[6]	0.36	0.48	(0.11)	—	(0.13)	(0.24)	12.74	3.85	[4]	79.72	[5,8]	0.42	[5,8]	0.97	[4,6]	—	[10]	—	[9]
SERIES NAV
06-30-2014[3]	12.74	0.01		0.69	0.70	—	—	—	—	13.44	5.49	[4]	0.55	[5,8]	0.12	[5,8]	0.06	[4,6]	—	[10]	27
12-31-2013[7]	12.50	0.13	[6]	0.36	0.49	(0.12)	—	(0.13)	(0.25)	12.74	3.92	[4]	79.47	[5,8]	0.17	[5,8]	1.02	[4,6]	—	[10]	—	[9]
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Not annualized. 5. Annualized. 6. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 7. Period from 11-1-13 (commencement of operations) to 12-31-13. 8. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.52% – 0.52% and 0.10% – 0.50% for the periods ended 6-30-14 and 12-31-13. 9. Less than 1%. 10. Less than $500,000.

Lifestyle Balanced PS Series
SERIES I
06-30-2014[3]	13.95	(0.01)[4]		0.71	0.70	—	—	—	—	14.65	5.02	[5]	0.11	[6]	0.11	[6]	(0.05)[5,6]		27		17
12-31-2013[7]	13.99	0.16	[4]	0.09	0.25	(0.26)	(0.03)	—	(0.29)	13.95	1.77	[5]	0.14	[6,8]	0.12	[6,8]	1.12	[4,5]	—	[9]	37	[10]
SERIES II
06-30-2014[3]	13.98	(0.02)[4]		0.70	0.68	—	—	—	—	14.66	4.86	[5]	0.31	[6]	0.31	[6]	(0.15)[5,6]		957		17
12-31-2013	12.92	0.25	[4]	1.38	1.63	(0.23)	(0.34)	—	(0.57)	13.98	12.68		0.35	[8]	0.34	[8]	1.79	[4]	213		37
12-31-2012	11.80	0.13	[4]	1.11	1.24	(0.10)	(0.02)	—	(0.12)	12.92	10.54		0.40	[8,11]	0.40	[8]	1.06	[4]	170		31
12-31-2011[12]	12.50	0.25	[4]	(0.82)[13]	(0.57)	(0.08)	(0.05)	—	(0.13)	11.80	(4.57)[5]		0.69	[6,8]	0.40	[6,8]	3.12	[4,6]	71		1
SERIES NAV
06-30-2014[3]	13.95	—	[4,14]	0.69	0.69	—	—	—	—	14.64	4.95	[5]	0.06	[6]	0.06	[6]	(0.03)[5,6]		23		17
12-31-2013[7]	13.99	0.21	[4]	0.04	0.25	(0.26)	(0.03)	—	(0.29)	13.95	1.82	[5]	0.10	[6,8]	0.08	[6,8]	1.49	[4,5]	—	[9]	37	[10]
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. The inception date for Series I and Series NAV shares is 11-1-13. 8. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.52% – 0.69%, 0.50% – 0.63%, 0.49% – 1.10%, 0.73% – 1.10% for the periods ended 6-30-14, 12-31-13, 12-31-12, and 12-31-11, respectively. 9. Less than $500,000. 10. Portfolio turnover is shown for the period from 1-1-13 to 12-31-13. 11. Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions. 12. Period from 4-29-11 (commencement of operations) to 12-31-11. 13. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund/portfolio. 14. Less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Lifestyle Conservative PS Series
SERIES I
06-30-2014[3]	13.18	(0.01)[4]		0.57	0.56	—	—	—	—	13.74	4.25	[5]	0.15	[6,7]	0.13	[6,7]	(0.06)[5,6]		6		36
12-31-2013[8]	13.48	0.23	[4]	(0.20)	0.03	(0.28)	(0.05)	—	(0.33)	13.18	0.20	[5]	0.27	[6,7]	0.12	[6,7]	1.74	[4,5]	—	[9]	22	[10]
SERIES II
06-30-2014[3]	13.19	(0.02)[4]		0.58	0.56	—	—	—	—	13.75	4.25	[5]	0.35	[6,7]	0.33	[6,7]	(0.16)[5,6]		186		36
12-31-2013	13.15	0.23	[4]	0.28	0.51	(0.25)	(0.22)	—	(0.47)	13.19	3.86		0.43	[7]	0.38	[7]	1.75	[4]	50		22
12-31-2012	12.36	0.17	[4]	0.76	0.93	(0.14)	— [11]	—	(0.14)	13.15	7.53		0.45	[7]	0.40	[7]	1.34	[4]	59		16
12-31-2011[12]	12.50	0.30	[4]	(0.27)[13]	0.03	(0.11)	(0.06)	—	(0.17)	12.36	0.27	[5]	1.11	[6,7]	0.40	[6,7]	3.53	[4,6]	29		4
SERIES NAV
06-30-2014[3]	13.17	(0.01)[4]		0.58	0.57	—	—	—	—	13.74	4.33	[5]	0.10	[6,7]	0.08	[6,7]	(0.04)[5,6]		—	[9]	36
12-31-2013[8]	13.48	0.23	[4]	(0.21)	0.02	(0.28)	(0.05)	—	(0.33)	13.17	0.18	[5]	0.22	[6,7]	0.08	[6,7]	1.74	[4,5]	—	[9]	22	[10]
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.52% – 0.69%, 0.50% – 0.63%, 0.49% – 1.10%, and 0.73% – 1.10% for the periods ended 6-30-14, 12-31-13, 12-31-12, 12-31-11, respectively. 8. The inception date for Series I and Series NAV shares is 11-1-13. 9. Less than $500,000. 10. Portfolio turnover is shown for the period from 1-1-13 to 12-31-13. 11. Less than $0.005 per share. 12. Period from 4-29-11 (commencement of operations) to 12-31-11. 13. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund/portfolio.

Lifestyle Growth PS Series
SERIES I
06-30-2014[3]	14.51	(0.01)[4]		0.79	0.78	—	—	—	—	15.29	5.38	[5]	0.11	[6,7]	0.10	[6,7]	(0.05)[5,6]		37		10
12-31-2013[8]	14.31	0.02	[4]	0.39 [9]	0.41	(0.19)	(0.02)	—	(0.21)	14.51	2.88	[5]	0.14	[6,7]	0.12	[6,7]	0.11	[4,5]	4		46	[10]
SERIES II
06-30-2014[3]	14.53	(0.02)[4]		0.78	0.76	—	—	—	—	15.29	5.23	[5]	0.31	[6,7]	0.30	[6,7]	(0.15)[5,6]		1,829		10
12-31-2013	12.75	0.23	[4]	2.16	2.39	(0.17)	(0.44)	—	(0.61)	14.53	18.86		0.34	[7]	0.34	[7]	1.65	[4]	297		46
12-31-2012	11.44	0.09	[4]	1.33	1.42	(0.08)	(0.03)	—	(0.11)	12.75	12.45		0.39	[7,11]	0.39	[7]	0.75	[4]	175		45	[12]
12-31-2011[13]	12.50	0.19	[4]	(1.15)[9]	(0.96)	(0.07)	(0.03)	—	(0.10)	11.44	(7.66)[5]		0.58	[6,7]	0.40	[6,7]	2.46	[4,6]	94		8
SERIES NAV
06-30-2014[3]	14.50	—	[4,14]	0.79	0.79	—	—	—	—	15.29	5.45	[5]	0.06	[6,7]	0.05	[6,7]	(0.03)[5,6]		3		10
12-31-2013[8]	14.31	0.19	[4]	0.22 [9]	0.41	(0.20)	(0.02)	—	(0.22)	14.50	2.86	[5]	0.09	[6,7]	0.08	[6,7]	1.33	[4,5]	—	[15]	46	[10]
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.52% – 0.69%, 0.50% – 0.63%, 0.49% – 1.10%, and 0.73% – 1.10% for the periods ended 6-30-14, 12-31-13, 12-31-12, and 12-31-11, respectively. 8. The inception date for Series I and Series NAV shares is 11-1-13. 9. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the portfolio. 10. Portfolio turnover is shown for the period from 1-1-13 to 12-31-13. 11. Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions. 12. Increase in the portfolio turnover is directly attributed to in-kind transactions that are related to the reorganization of the underlying funds held by the Trust. 13. Period from 4-29-11 (commencement of operations) to 12-31-11. 14. Less than $0.005 per share. 15. Less than $500,000.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Lifestyle Moderate PS Series
SERIES I
06-30-2014[3]	13.82	(0.01)		0.67	0.66	—	—	—	—	14.48	4.78	[4]	0.13	[5]	0.13	[5]	(0.06)[4,6]		8		24
12-31-2013[7]	13.95	0.18	[6]	(0.01)	0.17	(0.26)	(0.04)	—	(0.30)	13.82	1.23	[4]	0.21	[5,8]	0.12	[5,8]	1.34	[4,6]	—	[9]	36	[10]
SERIES II
06-30-2014[3]	13.85	(0.02)		0.66	0.64	—	—	—	—	14.49	4.62	[4]	0.33	[5]	0.33	[5]	(0.16)[4,6]		329		24
12-31-2013	13.06	0.24	[6]	1.08	1.32	(0.24)	(0.29)	—	(0.53)	13.85	10.12		0.40	[8]	0.38	[8]	1.75	[6]	92		36
12-31-2012	12.04	0.15	[6]	1.00	1.15	(0.12)	(0.01)	—	(0.13)	13.06	9.55		0.42	[8,11]	0.40	[8]	1.21	[6]	84		25
12-31-2011[12]	12.50	0.25	[6]	(0.57)[13]	(0.32)	(0.09)	(0.05)	—	(0.14)	12.04	(2.54)[4]		0.97	[5,8]	0.40	[5,8]	3.03	[5,6]	36		—	[14]
SERIES NAV
06-30-2014[3]	13.82	(0.01)		0.67	0.66	—	—	—	—	14.48	4.78	[4]	0.08	[5]	0.08	[5]	(0.04)[4,6]		1		24
12-31-2013[7]	13.95	0.22	[6]	(0.04)	0.18	(0.27)	(0.04)	—	(0.31)	13.82	1.28	[4]	0.16	[5]	0.08	[5,8]	1.60	[4,6]	—	[9]	36	[10]
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Not annualized. 5. Annualized. 6. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 7. The inception date for Series I and Series NAV shares is 11-1-13. 8. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.52% – 0.69%, 0.50% – 0.63%, 0.49% – 1.10%, and 0.73% – 1.10% for the periods ended 6-30-14, 12-31-13, 12-31-12, and 12-31-11, respectively. 9. Less than $500,000. 10. Portfolio turnover is shown for the period from 1-1-13 to 12-31-13. 11. Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions. 12. Period from 4-29-11 (commencement of operations) to 12-31-11. 13. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund/portfolio. 14. Less than 1%.

Mid Cap Index Trust
SERIES I
06-30-2014[3]	21.82	0.11		1.48	1.59	—	—	—	—	23.41	7.29	[4]	0.56	[5]	0.46	[5]	1.02	[5]	697		7
12-31-2013	17.45	0.21		5.50	5.71	(0.22)	(1.12)	—	(1.34)	21.82	33.03		0.55		0.45		1.02		657		14
12-31-2012	16.75	0.16		2.65	2.81	(0.25)	(1.86)	—	(2.11)	17.45	17.48		0.55		0.49		0.91		453		8
12-31-2011	17.74	0.17		(0.60)	(0.43)	(0.12)	(0.44)	—	(0.56)	16.75	(2.25)		0.54		0.54		0.98		413		13
12-31-2010	14.22	0.14		3.55	3.69	(0.17)	—	—	(0.17)	17.74	25.98		0.54		0.54		0.88		436		12
12-31-2009	10.67	0.14		3.72	3.86	(0.13)	(0.18)	—	(0.31)	14.22	36.76		0.55		0.55		1.22		325		15	[6]
SERIES II
06-30-2014[3]	21.76	0.09		1.47	1.56	—	—	—	—	23.32	7.17	[4]	0.76	[5]	0.66	[5]	0.82	[5]	78		7
12-31-2013	17.41	0.16		5.49	5.65	(0.18)	(1.12)	—	(1.30)	21.76	32.76		0.75		0.65		0.81		82		14
12-31-2012	16.71	0.12		2.66	2.78	(0.22)	(1.86)	—	(2.08)	17.41	17.30		0.75		0.70		0.69		74		8
12-31-2011	17.70	0.14		(0.61)	(0.47)	(0.08)	(0.44)	—	(0.52)	16.71	(2.46)		0.74		0.74		0.77		78		13
12-31-2010	14.18	0.10		3.55	3.65	(0.13)	—	—	(0.13)	17.70	25.80		0.74		0.74		0.67		93		12
12-31-2009	10.65	0.12		3.69	3.81	(0.10)	(0.18)	—	(0.28)	14.18	36.38		0.75		0.75		1.03		85		15	[6]
SERIES NAV
06-30-2014[3]	21.82	0.12		1.48	1.60	—	—	—	—	23.42	7.33	[4]	0.51	[5]	0.41	[5]	1.07	[5]	97		7
12-31-2013	17.45	0.22		5.50	5.72	(0.23)	(1.12)	—	(1.35)	21.82	33.09		0.50		0.40		1.06		88		14
12-31-2012	16.75	0.12		2.70	2.82	(0.26)	(1.86)	—	(2.12)	17.45	17.54		0.50		0.47		0.66		59		8
12-31-2011	17.73	0.18		(0.59)	(0.41)	(0.13)	(0.44)	—	(0.57)	16.75	(2.14)		0.49		0.49		1.03		624		13
12-31-2010	14.21	0.14		3.56	3.70	(0.18)	—	—	(0.18)	17.73	26.06		0.49		0.49		0.92		681		12
12-31-2009	10.67	0.15		3.70	3.85	(0.13)	(0.18)	—	(0.31)	14.21	36.73		0.50		0.50		1.28		649		15	[6]
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations		Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Mid Cap Stock Trust
SERIES I
06-30-2014[3]	21.07	(0.04)	1.23	1.19	—	—	—	—	22.26	5.65	[4]	0.92	[5]	0.91	[5]	(0.40)[5]	200	56
12-31-2013	15.68	(0.05)	5.80	5.75	(0.01)	(0.35)	—	(0.36)	21.07	36.82		0.92		0.92		(0.27)	207	116
12-31-2012	12.83	— [6]	2.85	2.85	—	—	—	—	15.68	22.21		0.93		0.92		0.01	178	115
12-31-2011	14.13	(0.05)	(1.25)	(1.30)	—	—	—	—	12.83	(9.20)		0.93		0.93		(0.35)	175	107
12-31-2010	11.48	(0.03)	2.68	2.65	— [6]	—	—	— [6]	14.13	23.08		0.93		0.93		(0.23)	221	115
12-31-2009	8.74	(0.01)	2.75	2.74	—	—	—	—	11.48	31.35		0.94		0.94		(0.09)	203	175
SERIES II
06-30-2014[3]	20.51	(0.06)	1.20	1.14	—	—	—	—	21.65	5.56	[4]	1.12	[5]	1.11	[5]	(0.60)[5]	110	56
12-31-2013	15.30	(0.08)	5.64	5.56	—	(0.35)	—	(0.35)	20.51	36.51		1.12		1.12		(0.47)	121	116
12-31-2012	12.54	(0.03)	2.79	2.76	—	—	—	—	15.30	22.01		1.13		1.12		(0.19)	108	115
12-31-2011	13.84	(0.08)	(1.22)	(1.30)	—	—	—	—	12.54	(9.39)		1.13		1.13		(0.55)	105	107
12-31-2010	11.27	(0.05)	2.62	2.57	—	—	—	—	13.84	22.80		1.13		1.13		(0.43)	135	115
12-31-2009	8.59	(0.03)	2.71	2.68	—	—	—	—	11.27	31.20		1.14		1.14		(0.30)	124	175
SERIES NAV
06-30-2014[3]	21.19	(0.04)	1.25	1.21	—	—	—	—	22.40	5.71	[4]	0.87	[5]	0.86	[5]	(0.35)[5]	611	56
12-31-2013	15.77	(0.04)	5.82	5.78	(0.01)	(0.35)	—	(0.36)	21.19	36.84		0.87		0.87		(0.23)	615	116
12-31-2012	12.90	0.01	2.86	2.87	—	—	—	—	15.77	22.25		0.88		0.87		0.07	456	115
12-31-2011	14.19	(0.04)	(1.25)	(1.29)	—	—	—	—	12.90	(9.09)		0.88		0.88		(0.30)	414	107
12-31-2010	11.53	(0.02)	2.68	2.66	— [6]	—	—	— [6]	14.19	23.07		0.88		0.88		(0.18)	466	115
12-31-2009	8.77	— [6]	2.76	2.76	—	—	—	—	11.53	31.47		0.89		0.89		(0.05)	440	175
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.

Mid Value Trust
SERIES I
06-30-2014[3]	13.99	0.06	1.29	1.35	—	—	—	—	15.34	9.65	[4]	1.04	[5]	0.99	[5]	0.87 [5]	373	13
12-31-2013	11.49	0.09	3.47	3.56	(0.13)	(0.93)	—	(1.06)	13.99	31.39		1.04		0.99		0.67	347	37
12-31-2012	10.50	0.14	1.85	1.99	(0.10)	(0.90)	—	(1.00)	11.49	19.42		1.04		0.99		1.21	284	38
12-31-2011	11.12	0.11	(0.65)	(0.54)	(0.08)	—	—	(0.08)	10.50	(4.83)		1.04		1.00		0.96	271	54
12-31-2010	9.80	0.19	1.39	1.58	(0.22)	(0.04)	—	(0.26)	11.12	16.16		1.05		1.00		1.88	301	43
12-31-2009	6.74	0.06	3.05	3.11	(0.05)	—	—	(0.05)	9.80	46.21		1.06		1.02		0.76	260	62	[6]
SERIES II
06-30-2014[3]	14.00	0.05	1.28	1.33	—	—	—	—	15.33	9.50	[4]	1.24	[5]	1.19	[5]	0.67 [5]	83	13
12-31-2013	11.50	0.06	3.48	3.54	(0.11)	(0.93)	—	(1.04)	14.00	31.14		1.24		1.19		0.47	86	37
12-31-2012	10.50	0.11	1.86	1.97	(0.07)	(0.90)	—	(0.97)	11.50	19.29		1.24		1.19		0.99	80	38
12-31-2011	11.12	0.08	(0.64)	(0.56)	(0.06)	—	—	(0.06)	10.50	(5.04)		1.24		1.20		0.74	83	54
12-31-2010	9.81	0.17	1.37	1.54	(0.19)	(0.04)	—	(0.23)	11.12	15.79		1.25		1.20		1.65	106	43
12-31-2009	6.74	0.04	3.06	3.10	(0.03)	—	—	(0.03)	9.81	46.02		1.26		1.22		0.52	105	62	[6]
SERIES NAV
06-30-2014[3]	13.94	0.07	1.28	1.35	—	—	—	—	15.29	9.68	[4]	0.99	[5]	0.94	[5]	0.91 [5]	514	13
12-31-2013	11.45	0.09	3.47	3.56	(0.14)	(0.93)	—	(1.07)	13.94	31.47		0.99		0.94		0.72	532	37
12-31-2012	10.47	0.14	1.84	1.98	(0.10)	(0.90)	—	(1.00)	11.45	19.43		0.99		0.94		1.26	387	38
12-31-2011	11.08	0.11	(0.63)	(0.52)	(0.09)	—	—	(0.09)	10.47	(4.71)		0.99		0.95		1.02	370	54
12-31-2010	9.77	0.19	1.38	1.57	(0.22)	(0.04)	—	(0.26)	11.08	16.16		1.00		0.95		1.90	393	43
12-31-2009	6.72	0.07	3.04	3.11	(0.06)	—	—	(0.06)	9.77	46.27		1.01		0.97		0.88	375	62	[6]
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Mutual Shares Trust
SERIES I
06-30-2014[3]	13.75	0.27	[7]	0.79	1.06	—	—	—	—	14.81	7.71	[4]	1.02	[5]	1.02	[5]	3.85	[5,7]	217	10
12-31-2013	10.86	0.20		2.87	3.07	(0.18)	—	—	(0.18)	13.75	28.32		1.03		1.02		1.63		220	27
12-31-2012	9.65	0.18		1.18	1.36	(0.15)	—	—	(0.15)	10.86	14.13		1.06		1.05		1.73		203	28
12-31-2011	9.84	0.18		(0.28)	(0.10)	(0.09)	—	—	(0.09)	9.65	(0.94)		1.08		1.08		1.84		190	38
12-31-2010	9.05	0.26	[6]	0.78	1.04	(0.25)	—	—	(0.25)	9.84	11.52		1.08		1.08		2.76	[6]	173	30
12-31-2009	7.33	0.12		1.81	1.93	(0.21)	—	—	(0.21)	9.05	27.16		1.08		1.08		1.45		123	58
SERIES NAV
06-30-2014[3]	13.74	0.27	[7]	0.80	1.07	—	—	—	—	14.81	7.79	[4]	0.97	[5]	0.97	[5]	3.88	[5,7]	472	10
12-31-2013	10.85	0.21		2.87	3.08	(0.19)	—	—	(0.19)	13.74	28.40		0.98		0.97		1.69		475	27
12-31-2012	9.65	0.18		1.17	1.35	(0.15)	—	—	(0.15)	10.85	14.08		1.01		1.00		1.78		426	28
12-31-2011	9.84	0.19		(0.28)	(0.09)	(0.10)	—	—	(0.10)	9.65	(0.89)		1.03		1.03		1.89		415	38
12-31-2010	9.06	0.26	[6]	0.78	1.04	(0.26)	—	—	(0.26)	9.84	11.49		1.03		1.03		2.78	[6]	469	30
12-31-2009	7.33	0.13		1.81	1.94	(0.21)	—	—	(0.21)	9.06	27.31		1.03		1.03		1.72		468	58
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Not annualized. 5. Annualized. 6. Net investment income per share and the percentage of average net assets reflects special dividends received by the portfolio, which amounted to $0.11 and 1.22%, respectively. 7. Net investment income per share and the percentage of average net assets reflect special dividends received by the portfolio, which amounted to $0.14 and 1.01% (unannualized) for all series, respectively.

Natural Resources Trust
SERIES I
06-30-2014[3]	10.33	0.05		1.23	1.28	—	—	—	—	11.61	12.39	[4]	1.20	[5]	1.14	[5]	1.06	[5]	13	71
12-31-2013	10.09	0.05		0.25	0.30	(0.06)	—	—	(0.06)	10.33	2.97		1.16		1.13		0.48		11	64
12-31-2012	10.12	0.06		(0.01)	0.05	(0.08)	—	—	(0.08)	10.09	0.52		1.13		1.12		0.59		11	94
12-31-2011	12.77	0.09		(2.68)	(2.59)	(0.06)	—	—	(0.06)	10.12	(20.29)		1.11		1.11		0.72		13	87
12-31-2010	11.15	0.06		1.63	1.69	(0.07)	—	—	(0.07)	12.77	15.21		1.08		1.08		0.52		18	82
12-31-2009	13.43	0.07		3.23	3.30	(0.13)	(5.45)	—	(5.58)	11.15	59.19		1.08		1.08		0.73		17	30
SERIES II
06-30-2014[3]	10.22	0.04		1.21	1.25	—	—	—	—	11.47	12.23	[4]	1.40	[5]	1.34	[5]	0.88	[5]	81	71
12-31-2013	9.97	0.03		0.26	0.29	(0.04)	—	—	(0.04)	10.22	2.90		1.36		1.33		0.28		78	64
12-31-2012	10.01	0.04		(0.02)	0.02	(0.06)	—	—	(0.06)	9.97	0.22		1.33		1.32		0.38		99	94
12-31-2011	12.62	0.06		(2.63)	(2.57)	(0.04)	—	—	(0.04)	10.01	(20.38)		1.31		1.31		0.52		125	87
12-31-2010	11.03	0.03		1.61	1.64	(0.05)	—	—	(0.05)	12.62	14.87		1.28		1.28		0.32		191	82
12-31-2009	13.33	0.05		3.18	3.23	(0.08)	(5.45)	—	(5.53)	11.03	58.90		1.26		1.26		0.50		188	30
SERIES NAV
06-30-2014[3]	10.16	0.05		1.21	1.26	—	—	—	—	11.42	12.40	[4]	1.15	[5]	1.09	[5]	1.01	[5]	56	71
12-31-2013	9.92	0.05		0.25	0.30	(0.06)	—	—	(0.06)	10.16	3.07		1.11		1.08		0.54		67	64
12-31-2012	9.95	0.06		— [6]	0.06	(0.09)	—	—	(0.09)	9.92	0.58		1.08		1.07		0.62		69	94
12-31-2011	12.56	0.09		(2.64)	(2.55)	(0.06)	—	—	(0.06)	9.95	(20.27)		1.06		1.06		0.78		68	87
12-31-2010	10.97	0.06		1.61	1.67	(0.08)	—	—	(0.08)	12.56	15.25		1.03		1.03		0.57		80	82
12-31-2009	13.33	0.06		3.17	3.23	(0.14)	(5.45)	—	(5.59)	10.97	59.22		1.09		1.09		0.62		73	30
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations		Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Real Estate Securities Trust
SERIES I
06-30-2014[3]	13.84	0.21	2.31	2.52	—	—	—	—	16.36	18.21	[4]	0.80	[5]	0.79	[5]	2.71 [5]	96	61
12-31-2013	14.13	0.30	(0.31)	(0.01)	(0.28)	—	—	(0.28)	13.84	(0.10)		0.80		0.79		2.02	83	104
12-31-2012	12.26	0.21	1.90	2.11	(0.24)	—	—	(0.24)	14.13	17.26		0.79		0.79		1.58	95	99
12-31-2011	11.37	0.14	0.93	1.07	(0.18)	—	—	(0.18)	12.26	9.46		0.79		0.79		1.17	97	86
12-31-2010	8.96	0.21	2.39	2.60	(0.19)	—	—	(0.19)	11.37	29.19		0.78		0.78		2.09	106	99
12-31-2009	7.10	0.22	1.88	2.10	(0.24)	—	—	(0.24)	8.96	30.17		0.79		0.79		3.17	94	113
SERIES II
06-30-2014[3]	13.86	0.19	2.33	2.52	—	—	—	—	16.38	18.18	[4]	1.00	[5]	0.99	[5]	2.50 [5]	65	61
12-31-2013	14.16	0.27	(0.32)	(0.05)	(0.25)	—	—	(0.25)	13.86	(0.38)		1.00		0.99		1.80	58	104
12-31-2012	12.28	0.19	1.90	2.09	(0.21)	—	—	(0.21)	14.16	17.09		0.99		0.99		1.37	72	99
12-31-2011	11.39	0.12	0.93	1.05	(0.16)	—	—	(0.16)	12.28	9.24		0.99		0.99		0.97	74	86
12-31-2010	8.98	0.19	2.39	2.58	(0.17)	—	—	(0.17)	11.39	28.87		0.98		0.98		1.90	82	99
12-31-2009	7.11	0.20	1.90	2.10	(0.23)	—	—	(0.23)	8.98	30.04		0.99		0.99		2.93	71	113
SERIES NAV
06-30-2014[3]	13.76	0.21	2.30	2.51	—	—	—	—	16.27	18.24	[4]	0.75	[5]	0.74	[5]	2.76 [5]	259	61
12-31-2013	14.05	0.31	(0.31)	— [6]	(0.29)	—	—	(0.29)	13.76	(0.05)		0.75		0.74		2.10	224	104
12-31-2012	12.19	0.22	1.88	2.10	(0.24)	—	—	(0.24)	14.05	17.33		0.74		0.74		1.65	231	99
12-31-2011	11.30	0.15	0.93	1.08	(0.19)	—	—	(0.19)	12.19	9.58		0.74		0.74		1.24	214	86
12-31-2010	8.91	0.22	2.37	2.59	(0.20)	—	—	(0.20)	11.30	29.20		0.73		0.73		2.14	211	99
12-31-2009	7.06	0.22	1.88	2.10	(0.25)	—	—	(0.25)	8.91	30.26		0.74		0.74		3.21	177	113
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.

Science & Technology Trust
SERIES I
06-30-2014[3]	24.73	(0.03)	1.83	1.80	—	—	—	—	26.53	7.28	[4]	1.12	[5]	1.08	[5]	(0.28)[5]	394	52
12-31-2013	17.23	(0.03)	7.53	7.50	—	—	—	—	24.73	43.53		1.13		1.10		(0.15)	375	105
12-31-2012	15.60	(0.03)	1.66	1.63	—	—	—	—	17.23	10.45		1.16		1.13		(0.16)	282	89
12-31-2011	16.91	(0.05)	(1.26)	(1.31)	—	—	—	—	15.60	(7.75)		1.16		1.13		(0.30)	299	115
12-31-2010	13.57	(0.06)	3.40	3.34	—	—	—	—	16.91	24.61		1.16		1.13		(0.40)	370	117
12-31-2009	8.25	(0.01)	5.33	5.32	—	—	—	—	13.57	64.48		1.15		1.12		(0.13)	321	128
SERIES II
06-30-2014[3]	24.24	(0.06)	1.80	1.74	—	—	—	—	25.98	7.18	[4]	1.32	[5]	1.28	[5]	(0.48)[5]	47	52
12-31-2013	16.92	(0.07)	7.39	7.32	—	—	—	—	24.24	43.26		1.33		1.30		(0.35)	49	105
12-31-2012	15.35	(0.06)	1.63	1.57	—	—	—	—	16.92	10.23		1.36		1.33		(0.37)	41	89
12-31-2011	16.68	(0.09)	(1.24)	(1.33)	—	—	—	—	15.35	(7.97)		1.36		1.33		(0.51)	45	115
12-31-2010	13.41	(0.08)	3.35	3.27	—	—	—	—	16.68	24.38		1.36		1.33		(0.60)	61	117
12-31-2009	8.16	(0.04)	5.29	5.25	—	—	—	—	13.41	64.34		1.35		1.32		(0.33)	57	128
SERIES NAV
06-30-2014[3]	24.85	(0.03)	1.84	1.81	—	—	—	—	26.66	7.28	[4]	1.07	[5]	1.03	[5]	(0.23)[5]	22	52
12-31-2013	17.31	(0.02)	7.56	7.54	—	—	—	—	24.85	43.56		1.08		1.05		(0.10)	19	105
12-31-2012	15.66	(0.03)	1.68	1.65	—	—	—	—	17.31	10.54		1.11		1.08		(0.15)	13	89
12-31-2011	16.97	(0.04)	(1.27)	(1.31)	—	—	—	—	15.66	(7.72)		1.11		1.08		(0.25)	10	115
12-31-2010	13.61	(0.05)	3.41	3.36	—	—	—	—	16.97	24.69		1.11		1.08		(0.36)	12	117
12-31-2009	8.27	(0.01)	5.35	5.34	—	—	—	—	13.61	64.57		1.10		1.07		(0.07)	7	128
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Not annualized. 5. Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations		Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Small Cap Growth Trust
SERIES I
06-30-2014[3]	12.82	(0.05)	0.66	0.61	—	—	—	—	13.43	4.76	[4]	1.15	[5]	1.14	[5]	(0.79)[5]	125	70
12-31-2013	9.29	(0.08)	4.13	4.05	—	(0.52)	—	(0.52)	12.82	44.08		1.15		1.15		(0.71)	128	114
12-31-2012	9.18	(0.03)	1.51	1.48	—	(1.37)	—	(1.37)	9.29	16.47		1.16		1.15		(0.31)	83	132
12-31-2011	10.12	(0.06)	(0.63)	(0.69)	—	(0.25)	—	(0.25)	9.18	(6.81)		1.16		1.15		(0.62)	83	136
12-31-2010	8.29	(0.06)	1.89	1.83	—	—	—	—	10.12	22.07		1.15		1.15		(0.69)	77	139
12-31-2009	6.16	(0.04)	2.17	2.13	—	—	—	—	8.29	34.58		1.15		1.15		(0.54)	55	200
SERIES II
06-30-2014[3]	12.52	(0.06)	0.64	0.58	—	—	—	—	13.10	4.63	[4]	1.35	[5]	1.34	[5]	(1.00)[5]	41	70
12-31-2013	9.10	(0.10)	4.04	3.94	—	(0.52)	—	(0.52)	12.52	43.79		1.35		1.35		(0.91)	46	114
12-31-2012	9.03	(0.05)	1.49	1.44	—	(1.37)	—	(1.37)	9.10	16.29		1.36		1.35		(0.51)	31	132
12-31-2011	9.98	(0.08)	(0.62)	(0.70)	—	(0.25)	—	(0.25)	9.03	(7.01)		1.36		1.35		(0.82)	32	136
12-31-2010	8.20	(0.08)	1.86	1.78	—	—	—	—	9.98	21.71		1.35		1.35		(0.89)	36	139
12-31-2009	6.10	(0.05)	2.15	2.10	—	—	—	—	8.20	34.43		1.35		1.35		(0.74)	33	200
SERIES NAV
06-30-2014[3]	12.89	(0.05)	0.67	0.62	—	—	—	—	13.51	4.81	[4]	1.10	[5]	1.09	[5]	(0.74)[5]	379	70
12-31-2013	9.33	(0.07)	4.15	4.08	—	(0.52)	—	(0.52)	12.89	44.21		1.10		1.10		(0.66)	393	114
12-31-2012	9.21	(0.02)	1.51	1.49	—	(1.37)	—	(1.37)	9.33	16.52		1.11		1.10		(0.24)	278	132
12-31-2011	10.15	(0.06)	(0.63)	(0.69)	—	(0.25)	—	(0.25)	9.21	(6.79)		1.11		1.10		(0.58)	266	136
12-31-2010	8.31	(0.06)	1.90	1.84	—	—	—	—	10.15	22.14		1.10		1.10		(0.64)	291	139
12-31-2009	6.18	(0.03)	2.16	2.13	—	—	—	—	8.31	34.47		1.10		1.10		(0.49)	276	200
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Not annualized. 5. Annualized.

Small Cap Index Trust
SERIES I
06-30-2014[3]	15.83	0.08	0.40	0.48	—	—	—	—	16.31	3.03	[4]	0.57	[5]	0.52	[5]	1.03 [5]	314	13
12-31-2013	12.39	0.15	4.57	4.72	(0.22)	(1.06)	—	(1.28)	15.83	38.58		0.57		0.52		1.03	317	17
12-31-2012	13.15	0.24	1.72	1.96	(0.26)	(2.46)	—	(2.72)	12.39	16.10		0.56		0.54		1.77	208	13
12-31-2011	14.01	0.11	(0.75)	(0.64)	(0.16)	(0.06)	—	(0.22)	13.15	(4.50)		0.55		0.55		0.79	194	17
12-31-2010	11.14	0.12	2.81	2.93	(0.06)	—	—	(0.06)	14.01	26.36		0.55		0.55		0.96	219	15
12-31-2009	9.16	0.11	2.24	2.35	(0.08)	(0.29)	—	(0.37)	11.14	26.65		0.56		0.56		1.19	165	32
SERIES II
06-30-2014[3]	15.77	0.06	0.40	0.46	—	—	—	—	16.23	2.92	[4]	0.77	[5]	0.72	[5]	0.82 [5]	57	13
12-31-2013	12.35	0.12	4.55	4.67	(0.19)	(1.06)	—	(1.25)	15.77	38.31		0.77		0.72		0.81	64	17
12-31-2012	13.12	0.21	1.72	1.93	(0.24)	(2.46)	—	(2.70)	12.35	15.82		0.76		0.74		1.55	60	13
12-31-2011	13.97	0.08	(0.74)	(0.66)	(0.13)	(0.06)	—	(0.19)	13.12	(4.64)		0.75		0.75		0.58	60	17
12-31-2010	11.11	0.09	2.81	2.90	(0.04)	—	—	(0.04)	13.97	26.10		0.75		0.75		0.74	73	15
12-31-2009	9.14	0.09	2.23	2.32	(0.06)	(0.29)	—	(0.35)	11.11	26.34		0.76		0.76		0.99	67	32
SERIES NAV
06-30-2014[3]	15.84	0.08	0.40	0.48	—	—	—	—	16.32	3.03	[4]	0.52	[5]	0.47	[5]	1.07 [5]	70	13
12-31-2013	12.39	0.16	4.57	4.73	(0.22)	(1.06)	—	(1.28)	15.84	38.72		0.52		0.47		1.08	76	17
12-31-2012	13.16	0.20	1.76	1.96	(0.27)	(2.46)	—	(2.73)	12.39	16.06		0.51		0.49		1.42	50	13
12-31-2011	14.01	0.12	(0.74)	(0.62)	(0.17)	(0.06)	—	(0.23)	13.16	(4.38)		0.50		0.50		0.84	430	17
12-31-2010	11.14	0.12	2.82	2.94	(0.07)	—	—	(0.07)	14.01	26.42		0.50		0.50		0.99	481	15
12-31-2009	9.16	0.12	2.24	2.36	(0.09)	(0.29)	—	(0.38)	11.14	26.71		0.51		0.51		1.23	456	32
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Not annualized. 5. Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations		Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Small Cap Opportunities Trust
SERIES I
06-30-2014[3]	30.84	— [4]	0.85	0.85	—	—	—	—	31.69	2.76	[5]	1.10	[6]	1.00	[6]	— [6]	121	16
12-31-2013	22.13	0.01	8.87	8.88	(0.17)	—	—	(0.17)	30.84	40.16		1.11		1.02		0.05	131	22
12-31-2012	18.94	0.12	3.07	3.19	—	—	—	—	22.13	16.84		1.11		1.02		0.59	32	25
12-31-2011	19.58	— [4]	(0.62)	(0.62)	(0.02)	—	—	(0.02)	18.94	(3.16)		1.10		1.01		(0.02)	32	36
12-31-2010	15.10	0.02	4.46	4.48	—	—	—	—	19.58	29.67		1.10		1.02		0.11	45	37
12-31-2009	11.28	(0.01)	3.83	3.82	—	—	—	—	15.10	33.87		1.27		1.19		(0.08)	36	54
SERIES II
06-30-2014[3]	30.51	(0.03)	0.84	0.81	—	—	—	—	31.32	2.65	[5]	1.30	[6]	1.20	[6]	(0.20)[6]	51	16
12-31-2013	21.90	(0.04)	8.78	8.74	(0.13)	—	—	(0.13)	30.51	39.92		1.31		1.22		(0.17)	57	22
12-31-2012	18.78	0.08	3.04	3.12	—	—	—	—	21.90	16.61		1.31		1.22		0.37	32	25
12-31-2011	19.44	(0.04)	(0.61)	(0.65)	(0.01)	—	—	(0.01)	18.78	(3.32)		1.30		1.21		(0.21)	33	36
12-31-2010	15.03	(0.01)	4.42	4.41	—	—	—	—	19.44	29.34		1.30		1.22		(0.08)	40	37
12-31-2009	11.25	(0.04)	3.82	3.78	—	—	—	—	15.03	33.60		1.47		1.39		(0.28)	31	54
SERIES NAV
06-30-2014[3]	30.70	0.01	0.85	0.86	—	—	—	—	31.56	2.80	[5]	1.05	[6]	0.95	[6]	0.06 [6]	129	16
12-31-2013	22.02	0.02	8.84	8.86	(0.18)	—	—	(0.18)	30.70	40.27		1.06		0.97		0.08	125	22
12-31-2012	18.84	0.13	3.05	3.18	—	—	—	—	22.02	16.88		1.06		0.97		0.63	91	25
12-31-2011	19.47	0.01	(0.62)	(0.61)	(0.02)	—	—	(0.02)	18.84	(3.12)		1.05		0.96		0.04	88	36
12-31-2010	15.01	0.03	4.43	4.46	—	—	—	—	19.47	29.71		1.05		0.97		0.16	98	37
12-31-2009	11.20	— [4]	3.81	3.81	—	—	—	—	15.01	34.02		1.22		1.14		— [7]	86	54
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Less than $0.005 per share. 5. Not annualized. 6. Annualized. 7. Less than 0.005%.

Small Cap Value Trust
SERIES I
06-30-2014[3]	26.09	0.13 [6]	0.37	0.50	—	—	—	—	26.59	1.92	[4]	1.12	[5]	1.12	[5]	1.02 [5,6]	361	12
12-31-2013	20.70	0.06	6.79	6.85	(0.13)	(1.33)	—	(1.46)	26.09	33.32		1.13		1.12		0.23	376	24
12-31-2012	18.94	0.23	2.65	2.88	(0.17)	(0.95)	—	(1.12)	20.70	15.63		1.13		1.13		1.17	270	19
12-31-2011	18.89	0.10	0.11	0.21	(0.16)	—	—	(0.16)	18.94	1.15		1.14		1.14		0.53	229	20
12-31-2010	15.04	0.15	3.76	3.91	(0.06)	—	—	(0.06)	18.89	26.04		1.15		1.15		0.92	217	23
12-31-2009	11.76	0.09	3.27	3.36	(0.08)	—	—	(0.08)	15.04	28.65		1.16		1.16		0.73	137	29
SERIES II
06-30-2014[3]	26.01	0.10 [6]	0.37	0.47	—	—	—	—	26.48	1.81	[4]	1.32	[5]	1.32	[5]	0.81 [5,6]	42	12
12-31-2013	20.66	0.01	6.77	6.78	(0.10)	(1.33)	—	(1.43)	26.01	33.00		1.33		1.32		0.03	49	24
12-31-2012	18.89	0.18	2.67	2.85	(0.13)	(0.95)	—	(1.08)	20.66	15.50		1.33		1.33		0.90	39	19
12-31-2011	18.85	0.06	0.10	0.16	(0.12)	—	—	(0.12)	18.89	0.90		1.34		1.34		0.32	46	20
12-31-2010	15.00	0.11	3.77	3.88	(0.03)	—	—	(0.03)	18.85	25.86		1.35		1.35		0.65	53	23
12-31-2009	11.73	0.06	3.26	3.32	(0.05)	—	—	(0.05)	15.00	28.39		1.36		1.36		0.51	40	29
SERIES NAV
06-30-2014[3]	26.04	0.14 [6]	0.36	0.50	—	—	—	—	26.54	1.92	[4]	1.07	[5]	1.07	[5]	1.08 [5,6]	355	12
12-31-2013	20.67	0.07	6.77	6.84	(0.14)	(1.33)	—	(1.47)	26.04	33.33		1.08		1.07		0.28	371	24
12-31-2012	18.90	0.24	2.66	2.90	(0.18)	(0.95)	—	(1.13)	20.67	15.78		1.08		1.08		1.20	314	19
12-31-2011	18.86	0.11	0.10	0.21	(0.17)	—	—	(0.17)	18.90	1.15		1.09		1.09		0.58	306	20
12-31-2010	15.01	0.15	3.77	3.92	(0.07)	—	—	(0.07)	18.86	26.15		1.10		1.10		0.91	313	23
12-31-2009	11.73	0.10	3.27	3.37	(0.09)	—	—	(0.09)	15.01	28.79		1.11		1.11		0.77	287	29
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Not annualized. 5. Annualized. 6. Net investment income per share and the percentage of average net assets reflect special dividends received by the portfolio, which amounted to $0.06 and 0.21% (unannualized) for all series, respectively.

Small Company Growth Trust
SERIES NAV
06-30-2014[3]	25.62	0.04 [4]	1.17	1.21	—	—	—	—	26.83	4.72	[5]	1.06	[6]	1.05	[6]	0.33 [4,6]	148	18
12-31-2013	18.34	(0.04)	7.37	7.33	(0.05)	—	—	(0.05)	25.62	39.98		1.07		1.06		(0.20)	158	32
12-31-2012	15.50	0.04	2.80	2.84	—	—	—	—	18.34	18.32		1.07		1.07		0.24	106	28
12-31-2011	15.78	(0.07)	(0.21)[7]	(0.28)	—	—	—	—	15.50	(1.77)		1.08		1.08		(0.42)	101	39
12-31-2010	12.48	(0.06)	3.36	3.30	—	—	—	—	15.78	26.44		1.10		1.10		(0.44)	108	34
12-31-2009	9.54	(0.02)[8]	2.96	2.94	—	—	—	—	12.48	30.82		1.13		1.13		(0.21)[8]	103	49
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Net investment income per share and the percentage of average net assets reflect special dividends received by the portfolio, which amounted to $0.08 and 0.31% (unannualized) for all series, respectively. 5. Not annualized. 6. Annualized. 7. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund/portfolio. 8. Net investment income per share and the percentage of average net assets reflects special dividends received by the portfolio, which amounted to $0.02 and 0.23%, respectively.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Small Company Value Trust
SERIES I
06-30-2014[3]	25.26	0.06	[4]	0.69	0.75	—	—	—	—	26.01	2.97	[5]	1.12	[6]	1.06	[6]	0.45	[4,6]	82	6
12-31-2013	19.50	0.07		6.08	6.15	(0.39)	—	—	(0.39)	25.26	31.61		1.13		1.07		0.32		88	7
12-31-2012	16.81	0.26		2.48	2.74	(0.05)	—	—	(0.05)	19.50	16.30		1.13		1.07		1.41		79	5
12-31-2011	17.07	0.06		(0.22)	(0.16)	(0.10)	—	—	(0.10)	16.81	(0.93)		1.13		1.07		0.38		85	6
12-31-2010	14.26	0.09		2.93	3.02	(0.21)	—	—	(0.21)	17.07	21.36		1.13		1.07		0.60		105	9
12-31-2009	12.97	0.08		2.99	3.07	(0.05)	(1.73)	—	(1.78)	14.26	27.69		1.13		1.08		0.63		109	11	[7]
SERIES II
06-30-2014[3]	24.99	0.03	[4]	0.68	0.71	—	—	—	—	25.70	2.84	[5]	1.32	[6]	1.26	[5]	0.25	[4,6]	68	6
12-31-2013	19.32	0.03		6.02	6.05	(0.38)	—	—	(0.38)	24.99	31.41		1.33		1.27		0.12		75	7
12-31-2012	16.66	0.22		2.46	2.68	(0.02)	—	—	(0.02)	19.32	16.11		1.33		1.27		1.20		73	5
12-31-2011	16.93	0.03		(0.24)	(0.21)	(0.06)	—	—	(0.06)	16.66	(1.20)		1.33		1.27		0.18		78	6
12-31-2010	14.14	0.06		2.91	2.97	(0.18)	—	—	(0.18)	16.93	21.15		1.33		1.27		0.41		93	9
12-31-2009	12.88	0.05		2.97	3.02	(0.03)	(1.73)	—	(1.76)	14.14	27.48		1.33		1.28		0.43		91	11	[7]
SERIES NAV
06-30-2014[3]	25.22	0.06	[4]	0.69	0.75	—	—	—	—	25.97	2.97	[5]	1.07	[6]	1.01	[5]	0.51	[4,6]	243	6
12-31-2013	19.46	0.09		6.06	6.15	(0.39)	—	—	(0.39)	25.22	31.68		1.08		1.02		0.38		259	7
12-31-2012	16.76	0.27		2.48	2.75	(0.05)	—	—	(0.05)	19.46	16.41		1.08		1.02		1.49		216	5
12-31-2011	17.03	0.08		(0.24)	(0.16)	(0.11)	—	—	(0.11)	16.76	(0.94)		1.08		1.02		0.44		203	6
12-31-2010	14.23	0.10		2.92	3.02	(0.22)	—	—	(0.22)	17.03	21.39		1.08		1.02		0.66		215	9
12-31-2009	12.94	0.08		3.00	3.08	(0.06)	(1.73)	—	(1.79)	14.23	27.82		1.08		1.03		0.68		205	11	[7]
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Net investment income per share and the percentage of average net assets reflect special dividends received by the portfolio, which amounted to $0.02 and 0.10% (unannualized) for all series, respectively. 5. Not annualized. 6. Annualized. 7. Excludes merger activity.

Strategic Equity Allocation Trust
SERIES NAV
06-30-2014[3]	16.85	0.21		0.80	1.01	—	—	—	—	17.86	5.99	[4]	0.65	[5]	0.52	[5]	2.47	[5]	11,517	10
12-31-2013	13.27	0.27		3.60	3.87	(0.25)	(0.04)	—	(0.29)	16.85	29.23		0.66		0.50		1.77		11,162	19
12-31-2012[6]	12.50	0.20		0.70	0.90	(0.13)	—	—	(0.13)	13.27	7.26	[4]	0.67	[5]	0.49	[5]	2.22	[5]	8,003	10
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Not annualized. 5. Annualized. 6. Period from 4-16-12 (commencement of operations) to 12-31-12.

Total Stock Market Index Trust
SERIES I
06-30-2014[3]	17.08	0.12		1.00	1.12	—	—	—	—	18.20	6.56	[4]	0.57	[5]	0.57	[5]	1.40	[5]	451	2
12-31-2013	13.15	0.21		4.16	4.37	(0.22)	(0.22)	—	(0.44)	17.08	33.39		0.56		0.56		1.38		424	3
12-31-2012	11.59	0.21		1.58	1.79	(0.20)	(0.03)	—	(0.23)	13.15	15.50		0.57		0.57		1.65		295	6
12-31-2011	11.71	0.19		(0.16)	0.03	(0.15)	—	—	(0.15)	11.59	0.28		0.57		0.57		1.62		261	2
12-31-2010	10.12	0.15		1.59	1.74	(0.15)	—	—	(0.15)	11.71	17.20		0.57		0.57		1.41		268	5
12-31-2009	7.97	0.14		2.15	2.29	(0.14)	—	—	(0.14)	10.12	28.87		0.57		0.57		1.66		233	9
SERIES II
06-30-2014[3]	17.03	0.10		1.00	1.10	—	—	—	—	18.13	6.46	[4]	0.77	[5]	0.77	[5]	1.20	[5]	41	2
12-31-2013	13.12	0.18		4.14	4.32	(0.19)	(0.22)	—	(0.41)	17.03	33.09		0.76		0.76		1.19		44	3
12-31-2012	11.57	0.18		1.57	1.75	(0.17)	(0.03)	—	(0.20)	13.12	15.22		0.77		0.77		1.44		41	6
12-31-2011	11.68	0.17		(0.15)	0.02	(0.13)	—	—	(0.13)	11.57	0.16		0.77		0.77		1.41		40	2
12-31-2010	10.10	0.13		1.57	1.70	(0.12)	—	—	(0.12)	11.68	16.89		0.77		0.77		1.20		48	5
12-31-2009	7.96	0.13		2.13	2.26	(0.12)	—	—	(0.12)	10.10	28.52		0.77		0.77		1.47		50	9
SERIES NAV
06-30-2014[3]	17.08	0.12		1.00	1.12	—	—	—	—	18.20	6.56	[4]	0.52	[5]	0.52	[5]	1.45	[5]	93	2
12-31-2013	13.15	0.22		4.16	4.38	(0.23)	(0.22)	—	(0.45)	17.08	33.45		0.51		0.51		1.44		88	3
12-31-2012	11.59	0.22		1.57	1.79	(0.20)	(0.03)	—	(0.23)	13.15	15.56		0.52		0.52		1.71		66	6
12-31-2011	11.71	0.20		(0.16)	0.04	(0.16)	—	—	(0.16)	11.59	0.33		0.52		0.52		1.66		62	2
12-31-2010	10.12	0.15		1.59	1.74	(0.15)	—	—	(0.15)	11.71	17.26		0.52		0.52		1.45		73	5
12-31-2009	7.97	0.15		2.15	2.30	(0.15)	—	—	(0.15)	10.12	28.93		0.52		0.52		1.72		72	9
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Not annualized. 5. Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
U.S. Equity Trust
SERIES I
06-30-20143[3]	17.71	0.11		0.89	1.00	—	—	—	—	18.71	5.65	[4]	0.84	[5]	0.83	[5]	1.25	[5]	142	31
12-31-2013	14.03	0.23		3.72	3.95	(0.27)	—	—	(0.27)	17.71	28.23		0.83		0.83		1.42		144	28
12-31-2012[6]	13.85	0.16		0.22	0.38	(0.20)	—	—	(0.20)	14.03	2.77	[4]	0.84	[5]	0.84	[5]	1.70	[5]	129	44	[7,8]
SERIES II
06-30-2014[3]	17.72	0.09		0.88	0.97	—	—	—	—	18.69	5.47	[4]	1.04	[5]	1.03	[5]	1.05	[5]	8	31
12-31-2013	14.03	0.20		3.73	3.93	(0.24)	—	—	(0.24)	17.72	28.07		1.03		1.03		1.22		9	28
12-31-2012[6]	13.85	0.14		0.22	0.36	(0.18)	—	—	(0.18)	14.03	2.60	[4]	1.04	[5]	1.04	[5]	1.50	[5]	8	44	[7,8]
SERIES NAV
06-30-2014[3]	17.72	0.12		0.88	1.00	—	—	—	—	18.72	5.64	[4]	0.79	[5]	0.78	[5]	1.30	[5]	739	31
12-31-2013	14.03	0.24		3.73	3.97	(0.28)	—	—	(0.28)	17.72	28.36		0.78		0.78		1.47		809	28
12-31-2012	12.65	0.22		1.37	1.59	(0.21)	—	—	(0.21)	14.03	12.56		0.79		0.79		1.63		791	44	[7]
12-31-2011	11.89	0.19		0.77	0.96	(0.20)	—	—	(0.20)	12.65	8.13		0.79		0.79		1.55		772	35
12-31-2010	11.18	0.15		0.73	0.88	(0.17)	—	—	(0.17)	11.89	7.92		0.79		0.79		1.34		809	66
12-31-2009	9.45	0.16		1.71	1.87	(0.14)	—	—	(0.14)	11.18	19.94		0.80		0.80		1.61		968	33
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Series I and Series II shares is 4-30-12. 7. Excludes merger activity. 8. Portfolio turnover is shown for the period from 1-1-12 to 12-31-12.

Utilities Trust
SERIES I
06-30-2014[3]	15.44	0.33	[4]	2.28	2.61	—	—	—	—	18.05	16.90	[5]	0.93	[6]	0.93	[6]	4.02	[4,6]	498	24
12-31-2013	13.06	0.48		2.20	2.68	(0.30)	—	—	(0.30)	15.44	20.57		0.95		0.95		3.25		416	58
12-31-2012	11.92	0.40		1.21	1.61	(0.47)	—	—	(0.47)	13.06	13.65		0.97		0.97		3.17		141	52
12-31-2011	11.62	0.46		0.30	0.76	(0.46)	—	—	(0.46)	11.92	6.65		0.97		0.97		3.77		128	51
12-31-2010	10.42	0.36		1.10	1.46	(0.26)	—	—	(0.26)	11.62	14.03		0.95		0.95		3.39		116	56
12-31-2009	8.16	0.35	[7]	2.35	2.70	(0.44)	—	—	(0.44)	10.42	33.64		0.95		0.95		3.94	[7]	114	70
SERIES II
06-30-2014[3]	15.32	0.31	[4]	2.26	2.57	—	—	—	—	17.89	16.78	[5]	1.13	[6]	1.13	[6]	3.84	[4,6]	27	24
12-31-2013	12.96	0.41		2.22	2.63	(0.27)	—	—	(0.27)	15.32	20.35		1.15		1.15		2.81		25	58
12-31-2012	11.84	0.37		1.19	1.56	(0.44)	—	—	(0.44)	12.96	13.36		1.17		1.17		2.95		25	52
12-31-2011	11.53	0.43		0.32	0.75	(0.44)	—	—	(0.44)	11.84	6.58		1.17		1.17		3.59		30	51
12-31-2010	10.35	0.34		1.08	1.42	(0.24)	—	—	(0.24)	11.53	13.73		1.15		1.15		3.19		32	56
12-31-2009	8.11	0.33	[7]	2.33	2.66	(0.42)	—	—	(0.42)	10.35	33.34		1.15		1.15		3.75	[7]	34	70
SERIES NAV
06-30-2014[3]	15.42	0.33	[4]	2.29	2.62	—	—	—	—	18.04	16.99	[5]	0.88	[6]	0.88	[6]	4.10	[4,6]	40	24
12-31-2013	13.04	0.45		2.24	2.69	(0.31)	—	—	(0.31)	15.42	20.65		0.90		0.90		3.06		32	58
12-31-2012	11.91	0.39		1.21	1.60	(0.47)	—	—	(0.47)	13.04	13.64		0.92		0.92		3.14		27	52
12-31-2011	11.60	0.46		0.32	0.78	(0.47)	—	—	(0.47)	11.91	6.80		0.92		0.92		3.82		36	51
12-31-2010	10.41	0.37		1.09	1.46	(0.27)	—	—	(0.27)	11.60	14.00		0.90		0.90		3.49		29	56
12-31-2009	8.16	0.36	[7]	2.34	2.70	(0.45)	—	—	(0.45)	10.41	33.58		0.90		0.90		4.03	[7]	21	70
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Net investment income per share and the percentage of average net assets reflects special dividends received by the portfolio, which amounted to $0.12 and 0.75% (unannualized) for all series, respectively. 5. Not annualized. 6. Annualized. 7. Net investment income per share and the percentage of average net assets reflect a special dividend received by the portfolio, which amounted to $0.13, $0.12 and $0.13 per share for Series I, Series II and Series NAV, respectively, and the percentage of average net assets was 1.41% for all Series.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)		Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Value Trust
SERIES I
06-30-2014[3]	25.95	0.08	1.98		2.06	—	—	—	—	28.01	7.94	[4]	0.78	[5]	0.77	[5]	0.61	[5]	629	27
12-31-2013	19.31	0.15	6.68		6.83	(0.19)	—	—	(0.19)	25.95	35.40		0.79		0.79		0.64		523	42
12-31-2012	16.58	0.20	2.68		2.88	(0.15)	—	—	(0.15)	19.31	17.42		0.82		0.81		1.11		409	24
12-31-2011	16.61	0.16	—	[6]	0.16	(0.19)	—	—	(0.19)	16.58	0.98		0.83		0.83		0.93		197	28
12-31-2010	13.72	0.14	2.90		3.04	(0.15)	—	—	(0.15)	16.61	22.22		0.83		0.83		0.94		218	43
12-31-2009	9.84	0.14	3.89		4.03	(0.15)	—	—	(0.15)	13.72	41.18		0.84		0.84		1.29		191	70
SERIES II
06-30-2014[3]	25.87	0.05	1.97		2.02	—	—	—	—	27.89	7.81	[4]	0.98	[5]	0.97	[5]	0.40	[5]	35	27
12-31-2013	19.26	0.10	6.66		6.76	(0.15)	—	—	(0.15)	25.87	35.10		0.99		0.99		0.44		36	42
12-31-2012	16.54	0.16	2.68		2.84	(0.12)	—	—	(0.12)	19.26	17.18		1.02		1.01		0.87		30	24
12-31-2011	16.56	0.12	0.01		0.13	(0.15)	—	—	(0.15)	16.54	0.84		1.03		1.03		0.73		30	28
12-31-2010	13.68	0.11	2.89		3.00	(0.12)	—	—	(0.12)	16.56	21.96		1.03		1.03		0.73		35	43
12-31-2009	9.82	0.12	3.87		3.99	(0.13)	—	—	(0.13)	13.68	40.79		1.04		1.04		1.10		32	70
SERIES NAV
06-30-2014[3]	25.92	0.08	1.98		2.06	—	—	—	—	27.98	7.95	[4]	0.73	[5]	0.72	[5]	0.64	[5]	30	27
12-31-2013	19.29	0.16	6.67		6.83	(0.20)	—	—	(0.20)	25.92	35.44		0.74		0.74		0.68		33	42
12-31-2012	16.56	0.21	2.68		2.89	(0.16)	—	—	(0.16)	19.29	17.50		0.77		0.76		1.14		24	24
12-31-2011	16.59	0.16	0.01		0.17	(0.20)	—	—	(0.20)	16.56	1.03		0.78		0.78		0.98		18	28
12-31-2010	13.70	0.14	2.91		3.05	(0.16)	—	—	(0.16)	16.59	22.31		0.78		0.78		0.98		22	43
12-31-2009	9.83	0.15	3.88		4.03	(0.16)	—	—	(0.16)	13.70	41.19		0.79		0.79		1.33		17	70
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Notes to financial statements (unaudited)

1.  ORGANIZATION John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company with multiple investment series (the portfolios), fifty of which are presented in this report. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act).

American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust and American New World Trust (collectively, the JHVIT Feeder Funds), Lifestyle Aggressive PS Series, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series, Lifestyle Moderate PS Series (collectively, the Lifestyle PS Series), Franklin Templeton Founding Allocation Trust and Core Strategy Trust operate as “funds of funds,” investing in shares of mutual funds (underlying funds). The American Funds Insurance Series’ accounting policies are outlined in their financial statements, available at the Securities and Exchange Commission’s (SEC) website at www.sec.gov, or at the SEC’s public reference room in Washington, D.C. These funds are not covered by this report.

The portfolios may offer up to four classes of shares: Series I, Series II, Series III and Series NAV. The shares currently offered by a specific portfolio are shown on the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Investment Management Services, LLC (the Advisor) and Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.

2.  SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP, and there have been no changes to this qualification during the periods presented in the financial statements.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation.  Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time (E.T.). In order to value the securities, the portfolios use the following valuation techniques: Equity securities, including exchange-traded funds, held by the portfolios are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the portfolios in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the portfolios’ Pricing Committee, following procedures established by the Board of Trustees. The portfolios may use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolio’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2014, for All Cap Core Trust, American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust, American New World Trust, Franklin Templeton Founding Allocation Trust, Lifestyle Aggressive PS Series, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Small Company Growth Trust, Small Company Value Trust and U.S. Equity Trust, all investments including futures as applicable, are categorized as Level 1 under the hierarchy described above.

As of June 30, 2014, for 500 Index Trust B, Mid Cap Index Trust and Real Estate Securities Trust, all investments including futures as applicable, are Level 1 except repurchase agreements and/or short-term discount notes which are categorized as Level 2.

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The following is a summary of the values by input classification of the portfolios’ investments as of June 30, 2014, by major security category or type:

	Total Market Value at 6-30-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Alpha Opportunities Trust
Common Stocks
Consumer Discretionary	$143,890,185	$134,028,006	$9,862,179	—
Consumer Staples	44,338,087	30,246,634	14,091,453	—
Energy	71,552,619	64,375,511	7,177,108	—
Financials	91,582,151	89,448,570	2,133,581	—
Health Care	125,731,408	112,965,341	12,766,067	—
Industrials	133,786,787	119,342,129	14,444,658	—
Information Technology	176,252,922	164,481,168	11,771,754	—
Materials	37,379,480	32,608,863	4,770,617	—
Telecommunication Services	4,268,859	3,885,066	383,793	—
Utilities	7,513,722	6,439,558	1,074,164	—
Preferred Securities
Financials	194,434	—	—	$194,434
Information Technology	5,660,432	—	—	5,660,432
Warrants	1,455,242	—	1,455,242	—
Securities Lending Collateral	44,958,531	44,958,531	—	—
Short-Term Investments	12,600,000	—	12,600,000	—
Total Investments in Securities	$901,164,859	$802,779,377	$92,530,616	$5,854,866
Other Financial Instruments:
Written Options	($64,542)	($64,542)	—	—

Blue Chip Growth Trust
Common Stocks
Consumer Discretionary	$480,373,692	$474,532,807	$5,840,885	—
Consumer Staples	38,607,830	38,607,830	—	—
Energy	93,924,870	93,924,870	—	—
Financials	100,824,906	100,824,906	—	—
Health Care	316,487,270	316,487,270	—	—
Industrials	260,322,896	260,322,896	—	—
Information Technology	385,813,558	363,163,716	22,649,842	—
Materials	69,009,600	69,009,600	—	—
Telecommunication Services	42,319,267	35,239,587	7,079,680	—
Securities Lending Collateral	21,796,143	21,796,143	—	—
Short-Term Investments	10,655,032	10,655,032	—	—
Total Investments in Securities	$1,820,135,064	$1,784,564,657	$35,570,407	—

Capital Appreciation Trust
Common Stocks
Consumer Discretionary	$334,776,482	$303,291,051	$31,485,431	—
Consumer Staples	39,878,124	39,878,124	—	—
Energy	61,634,950	61,634,950	—	—
Financials	10,966,465	10,966,465	—	—
Health Care	215,068,597	215,068,597	—	—
Industrials	86,230,398	86,230,398	—	—
Information Technology	324,240,307	324,240,307	—	—
Materials	23,135,403	23,135,403	—	—
Telecommunication Services	13,966,696	13,966,696	—	—
Securities Lending Collateral	32,717,248	32,717,248	—	—
Short-Term Investments	804,000	—	804,000	—
Total Investments in Securities	$1,143,418,670	$1,111,129,239	$32,289,431	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Capital Appreciation Value Trust
Common Stocks
Consumer Discretionary	$31,290,728	$31,290,728	—	—
Consumer Staples	17,098,554	17,098,554	—	—
Energy	11,636,466	11,636,466	—	—
Financials	41,507,403	41,507,403	—	—
Health Care	40,861,593	40,861,593	—	—
Industrials	33,263,122	33,263,122	—	—
Information Technology	24,634,665	24,634,665	—	—
Materials	1,486,422	1,486,422	—	—
Telecommunication Services	8,281,086	8,281,086	—	—
Utilities	15,191,075	15,191,075	—	—
Preferred Securities
Energy	4,973	4,973	—	—
Financials	806,790	806,790	—	—
Utilities	941,592	941,592	—	—
U.S. Government & Agency Obligations	20,359,743	—	$20,359,743	—
Corporate Bonds
Consumer Discretionary	12,062,054	—	12,062,054	—
Consumer Staples	3,528,108	—	3,528,108	—
Energy	16,234,379	—	16,234,379	—
Financials	5,196,065	—	5,196,065	—
Health Care	998,490	—	998,490	—
Industrials	8,673,653	—	8,673,653	—
Information Technology	1,483,198	—	1,483,198	—
Materials	694,235	—	694,235	—
Telecommunication Services	8,932,136	—	8,932,136	—
Utilities	2,417,758	—	2,417,758	—
Convertible Bonds	563,633	—	563,633	—
Term Loans
Consumer Discretionary	4,845,231	—	4,845,231	—
Consumer Staples	6,392,576	—	6,392,576	—
Energy	183,193	—	183,193	—
Health Care	124,328	—	124,328	—
Telecommunication Services	8,697,025	—	8,697,025	—
Asset Backed Securities	2,086,060	—	2,086,060	—
Short-Term Investments	31,060,866	26,665,866	4,395,000	—
Total Investments in Securities	$361,537,200	$253,670,335	$107,866,865	—
Other Financial Instruments:
Written Options	($561,917)	($45,520)	($516,397)	—

Core Strategy Trust
Common Stocks
Consumer Discretionary	$799	—	—	$799
Consumer Staples	2,704	—	$2,704	—
Health Care	686	—	—	686
Industrials	76	—	—	76
Materials	1,699	—	—	1,699
Investment Companies	4,099,384,208	$4,099,384,208	—	—
Total Investments in Securities	$4,099,390,172	$4,099,384,208	$2,704	$3,260

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Emerging Markets Value Trust
Common Stocks
Australia	$273,836	—	$273,836	—
Brazil	70,456,024	$70,451,160	4,864	—
Chile	17,571,042	17,571,042	—	—
China	100,004,208	18,860,809	80,958,021	$185,378
Colombia	2,986,596	2,986,596	—	—
Czech Republic	4,878,087	—	4,878,087	—
Greece	2,134,010	—	2,134,010	—
Hong Kong	41,007,341	3,273,691	37,324,044	409,606
Hungary	3,104,202	—	3,104,202	—
India	96,335,828	4,111,406	92,199,386	25,036
Indonesia	28,445,187	—	28,434,791	10,396
Malaysia	47,031,162	—	47,031,162	—
Mexico	57,774,159	57,667,168	26,878	80,113
Philippines	11,644,516	—	11,644,380	136
Poland	23,327,246	—	23,311,649	15,597
Russia	35,214,832	—	35,214,832	—
South Africa	81,519,155	14,378,722	67,140,433	—
South Korea	155,224,349	40,345,854	114,828,467	50,028
Taiwan	152,775,197	3,789,687	148,985,510	—
Thailand	29,915,256	—	29,788,459	126,797
Turkey	19,942,399	—	19,936,963	5,436
Ukraine	285,668	—	285,668	—
United States	2,919	2,919	—	—
Preferred Securities
Brazil	25,956,831	25,956,831	—	—
Colombia	910,662	910,662	—	—
Rights	77,174	77,174	—	—
Warrants	13	—	13	—
Securities Lending Collateral	48,340,196	48,340,196	—	—
Total Investments in Securities	$1,057,138,095	$308,723,917	$747,505,655	$908,523

Equity-Income Trust
Common Stocks
Consumer Discretionary	$215,757,120	$209,533,727	$6,223,393	—
Consumer Staples	97,096,962	97,096,962	—	—
Energy	331,326,477	326,252,155	5,074,322	—
Financials	381,923,528	381,923,528	—	—
Health Care	127,812,840	116,947,610	10,865,230	—
Industrials	292,588,071	292,588,071	—	—
Information Technology	213,799,350	196,317,600	—	$17,481,750
Materials	103,416,156	103,416,156	—	—
Telecommunication Services	72,699,156	58,268,326	14,430,830	—
Utilities	120,758,457	120,758,457	—	—
Securities Lending Collateral	67,761,742	67,761,742	—	—
Short-Term Investments	154,070,250	154,070,250	—	—
Total Investments in Securities	$2,179,010,109	$2,124,934,584	$36,593,775	$17,481,750

Financial Services Trust
Common Stocks
Financials	$168,820,849	$156,955,625	$8,928,420	$2,936,804
Information Technology	1,672,827	1,672,827	—	—
Warrants	49,740	49,740	—	—
Short-Term Investments	3,508,000	—	3,508,000	—
Total Investments in Securities	$174,051,416	$158,678,192	$12,436,420	$2,936,804

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Fundamental All Cap Core Trust
Common Stocks
Consumer Discretionary	$391,776,174	$391,776,174	—	—
Consumer Staples	43,364,939	16,421,266	$26,943,673	—
Energy	101,645,216	101,645,216	—	—
Financials	430,167,795	430,167,795	—	—
Health Care	20,741,761	20,741,761	—	—
Industrials	94,263,415	94,263,415	—	—
Information Technology	474,399,087	474,399,087	—	—
Materials	60,167,274	60,167,274	—	—
Short-Term Investments	34,485,000	—	34,485,000	—
Total Investments in Securities	$1,651,010,661	$1,589,581,988	$61,428,673	—

Fundamental Large Cap Value Trust
Common Stocks
Consumer Discretionary	$157,558,056	$142,487,298	$15,070,758	—
Consumer Staples	132,232,571	66,586,464	65,646,107	—
Energy	207,815,037	207,815,037	—	—
Financials	391,218,971	391,218,971	—	—
Health Care	73,564,469	73,564,469	—	—
Industrials	92,800,904	92,800,904	—	—
Information Technology	164,974,768	164,974,768	—	—
Materials	35,157,019	35,157,019	—	—
Short-Term Investments	79,272,000	—	79,272,000	—
Total Investments in Securities	$1,334,593,795	$1,174,604,930	$159,988,865	—

Fundamental Value Trust
Common Stocks
Consumer Discretionary	$75,702,401	$68,552,072	$7,150,329	—
Consumer Staples	62,973,210	31,962,839	31,010,371	—
Energy	97,334,916	97,334,916	—	—
Financials	191,112,055	178,882,105	12,229,950	—
Health Care	35,853,332	35,853,332	—	—
Industrials	44,613,725	44,613,725	—	—
Information Technology	81,595,258	81,595,258	—	—
Materials	14,937,853	14,937,853	—	—
Short-Term Investments	14,958,000	—	14,958,000	—
Total Investments in Securities	$619,080,750	$553,732,100	$65,348,650	—

Global Trust
Common Stocks
Brazil	$7,709,112	$7,709,112	—	—
Canada	10,741,820	10,741,820	—	—
China	8,624,166	2,596,308	$6,027,858	—
Denmark	4,509,506	—	4,509,506	—
France	65,186,836	—	65,186,836	—
Germany	37,644,777	—	37,644,777	—
Hong Kong	6,642,989	—	6,642,989	—
India	4,150,682	4,150,682	—	—
Ireland	10,812,138	—	10,812,138	—
Israel	11,637,764	11,637,764	—	—
Italy	18,298,172	—	18,298,172	—
Japan	19,823,684	—	19,823,684	—
Netherlands	38,623,136	—	38,623,136	—
Portugal	9,308,876	—	9,308,876	—
Russia	16,007,328	9,095,025	6,912,303	—
Singapore	12,623,980	—	12,623,980	—
South Korea	30,812,118	6,861,207	23,950,911	—
Spain	9,310,981	—	9,310,981	—
Sweden	12,009,197	—	12,009,197	—
Switzerland	26,245,368	—	26,245,368	—
Thailand	1,752,675	—	1,752,675	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Trust (continued)
Turkey	$8,268,312	$8,268,312	—	—
United Kingdom	74,016,282	7,502,002	$66,514,280	—
United States	227,802,006	225,220,634	2,581,372	—
Securities Lending Collateral	29,905,674	29,905,674	—	—
Short-Term Investments	5,000,000	—	5,000,000	—
Total Investments in Securities	$707,467,579	$323,688,540	$383,779,039	—

Health Sciences Trust
Common Stocks
Consumer Staples	$7,364,541	$6,944,957	$419,584	—
Health Care	257,704,976	245,411,989	12,269,315	$23,672
Industrials	8,390,236	8,390,236	—	—
Information Technology	2,086,790	2,086,790	—	—
Preferred Securities
Health Care	677,878	—	—	677,878
Information Technology	152,390	—	—	152,390
Convertible Bonds	59,574	—	59,574	—
Rights	11,175	11,175	—	—
Warrants	9,418	—	9,418	—
Short-Term Investments	2,591,045	2,591,045	—	—
Total Investments in Securities	$279,048,023	$265,436,192	$12,757,891	$853,940
Other Financial Instruments:
Written Options	($113,253)	($113,253)	—	—

International Core Trust
Common Stocks
Australia	$31,074,333	—	$30,577,012	$497,321
Austria	4,555,959	—	4,555,959	—
Belgium	7,640,568	—	7,640,568	—
Canada	7,394,017	$7,394,017	—	—
China	775,372	—	775,372	—
Denmark	10,168,272	—	10,168,272	—
Finland	6,564,547	—	6,564,547	—
France	93,071,394	—	93,071,394	—
Germany	68,004,016	—	68,004,016	—
Hong Kong	23,695,904	—	23,695,904	—
Ireland	7,796,687	—	7,796,687	—
Isle of Man	520,560	—	520,560	—
Israel	5,236,696	—	5,236,696	—
Italy	49,969,424	—	49,969,424	—
Japan	148,472,498	—	148,472,498	—
Luxembourg	1,412,593	—	1,412,593	—
Macau	3,486,825	—	3,486,825	—
Netherlands	69,723,407	—	69,723,407	—
New Zealand	1,948,229	—	1,948,229	—
Norway	9,828,826	—	9,828,826	—
Portugal	4,781,929	—	4,781,929	—
Singapore	3,518,449	—	3,518,449	—
Spain	63,203,021	—	63,203,021	—
Sweden	7,037,145	—	7,037,145	—
Switzerland	14,597,332	—	14,597,332	—
United Kingdom	166,521,963	—	166,521,963	—
Preferred Securities	5,404,754	—	5,404,754	—
Rights	53,215	53,215	—	—
Warrants	692,798	692,798	—	—
Securities Lending Collateral	34,409,975	34,409,975	—	—
Short-Term Investments	12,739,071	12,739,071	—	—
Total Investments in Securities	$864,299,779	$55,289,076	$808,513,382	$497,321
Other Financial Instruments:
Forward Foreign Currency Contracts	($836,172)	—	($836,172)	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Equity Index Trust B
Common Stocks
Australia	$38,019,760	—	$38,019,760	—
Austria	1,237,394	—	1,237,394	—
Belgium	6,164,400	—	6,164,400	—
Bermuda	540,442	—	540,442	—
Brazil	8,699,542	$8,699,542	—	—
Canada	50,689,023	50,689,023	—	—
Chile	1,864,350	1,864,350	—	—
China	21,087,415	—	21,087,415	—
Colombia	1,601,295	1,601,295	—	—
Czech Republic	397,796	—	397,796	—
Denmark	7,555,157	—	7,555,157	—
Egypt	80,893	—	80,893	—
Finland	4,425,165	—	4,425,165	—
France	49,149,405	—	49,149,405	—
Germany	42,439,784	—	42,439,784	—
Greece	351,205	—	351,205	—
Guernsey, Channel Islands	302,374	—	302,374	—
Hong Kong	19,173,264	—	19,173,264	—
Hungary	256,394	—	256,394	—
India	10,632,230	6,992,753	3,639,477	—
Indonesia	3,698,747	7,777	3,690,970	—
Ireland	4,038,615	218,698	3,819,917	—
Israel	2,657,694	—	2,657,694	—
Italy	11,905,467	—	11,905,467	—
Japan	101,202,492	—	101,202,492	—
Jersey, Channel Islands	291,443	—	291,443	—
Luxembourg	2,015,356	—	2,015,356	—
Macau	1,038,636	—	1,038,636	—
Malaysia	5,574,759	—	5,574,759	—
Mexico	7,253,402	7,140,635	112,767	—
Netherlands	23,318,001	—	23,318,001	—
New Zealand	471,605	—	471,605	—
Norway	3,485,395	—	3,485,395	—
Peru	519,110	519,110	—	—
Philippines	1,061,621	—	1,061,621	—
Poland	2,171,519	—	2,171,519	—
Portugal	744,760	—	744,760	—
Russia	7,742,765	4,964,032	2,778,733	—
Singapore	7,238,862	—	7,238,862	—
South Africa	11,236,105	—	11,236,105	—
South Korea	22,405,103	229,219	22,046,488	129,396
Spain	17,597,967	—	17,597,967	—
Sweden	15,207,147	—	15,207,147	—
Switzerland	48,238,386	—	48,238,386	—
Taiwan	13,783,693	—	13,783,693	—
Thailand	3,003,536	—	3,003,536	—
Turkey	2,496,892	—	2,496,892	—
Ukraine	20,286	—	20,286	—
United Kingdom	93,269,783	—	93,269,783	—
United States	2,838,581	2,584,417	254,164	—
Preferred Securities
Brazil	6,287,313	6,287,313	—	—
Germany	3,067,499	—	3,067,499	—
South Korea	1,286,820	—	1,286,820	—
United Kingdom	15,965	—	15,965	—
Rights	44,486	38,751	5,735	—
Warrants	6,798	6,798	—	—
Securities Lending Collateral	30,868,804	30,868,804	—	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Equity Index Trust B (continued)
Short-Term Investments	$2,836,707	—	$2,836,707	—
Total Investments in Securities	$725,609,408	$122,712,517	$602,767,495	$129,396
Other Financial Instruments:
Futures	$99,974	$99,974	—	—

International Growth Stock Trust
Common Stocks
Australia	$18,203,374	—	$18,203,374	—
Belgium	8,621,771	—	8,621,771	—
Brazil	21,803,215	$21,803,215	—	—
Canada	48,954,770	48,954,770	—	—
China	21,972,155	9,395,235	12,576,920	—
Denmark	13,995,832	—	13,995,832	—
France	28,022,394	—	28,022,394	—
Germany	37,278,878	—	37,278,878	—
Hong Kong	19,106,733	—	19,106,733	—
Ireland	13,009,775	—	13,009,775	—
Israel	11,459,169	11,459,169	—	—
Japan	36,444,716	—	36,444,716	—
Mexico	10,101,725	10,101,725	—	—
Netherlands	15,476,946	—	15,476,946	—
Singapore	24,893,133	8,955,634	15,937,499	—
South Korea	17,166,347	—	17,166,347	—
Spain	5,973,336	—	5,973,336	—
Sweden	12,504,661	—	12,504,661	—
Switzerland	43,166,950	—	43,166,950	—
Taiwan	10,566,163	—	10,566,163	—
Thailand	5,978,511	—	5,978,511	—
Turkey	6,403,663	—	6,403,663	—
United Kingdom	96,040,925	—	96,040,925	—
Short-Term Investments	38,396,145	38,396,145	—	—
Total Investments in Securities	$565,541,287	$149,065,893	$416,475,394	—

International Small Company Trust
Common Stocks
Australia	$6,964,978	$65,763	$6,756,295	$142,920
Austria	1,329,377	—	1,329,377	—
Bahamas	13,671	—	13,671	—
Belgium	1,466,493	—	1,466,493	—
Bermuda	588,558	—	588,558	—
Cambodia	79,316	—	79,316	—
Canada	11,433,013	11,424,143	8,184	686
Cayman Islands	15,032	15,032	—	—
China	32,866	—	32,866	—
Cyprus	76,802	—	76,802	—
Denmark	2,222,292	—	2,222,292	—
Finland	3,165,651	—	3,165,651	—
France	4,965,504	—	4,965,504	—
Germany	5,675,855	—	5,675,855	—
Gibraltar	101,338	—	101,338	—
Greece	185	—	—	185
Guernsey, Channel Islands	10,825	1,701	9,124	—
Hong Kong	3,360,291	—	3,343,434	16,857
India	24,010	—	24,010	—
Ireland	2,092,009	113,264	1,978,745	—
Isle of Man	10,936	—	10,936	—
Israel	726,600	33,167	693,433	—
Italy	4,085,183	—	4,085,183	—
Japan	24,874,358	—	24,866,757	7,601
Jersey, Channel Islands	99,014	—	99,014	—
Liechtenstein	94,226	—	94,226	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Small Company Trust
Luxembourg	$492,420	—	$492,420	—
Malta	74,704	—	74,704	—
Mongolia	885	—	885	—
Netherlands	2,558,289	—	2,558,289	—
New Zealand	1,192,012	—	1,192,012	—
Norway	1,277,305	—	1,277,305	—
Papua New Guinea	2,583	—	2,583	—
Portugal	644,969	—	644,969	—
Singapore	1,429,358	—	1,429,358	—
South Africa	10,741	—	10,741	—
Spain	2,381,233	—	2,381,233	—
Sweden	4,644,101	—	4,644,101	—
Switzerland	4,896,403	$45,227	4,851,176	—
Taiwan	—	—	—	—
United Arab Emirates	88,122	—	88,122	—
United Kingdom	23,912,454	26,001	23,885,484	$969
United States	258,417	88,553	169,864	—
Rights	35,082	30,744	4,338	—
Warrants	149	66	83	—
Securities Lending Collateral	2,720,263	2,720,263	—	—
Short-Term Investments	87,250	87,250	—	—
Total Investments in Securities	$120,215,123	$14,651,174	$105,394,731	$169,218

International Value Trust
Common Stocks
Belgium	$5,805,397	—	$5,805,397	—
Brazil	14,290,999	14,290,999	—	—
Canada	75,992,501	75,992,501	—	—
China	57,945,751	7,674,778	50,270,973	—
Denmark	5,396,219	—	5,396,219	—
France	137,381,884	—	137,381,884	—
Germany	93,112,808	—	93,112,808	—
Hong Kong	31,923,176	—	27,849,510	$4,073,666
India	12,590,252	—	12,590,252	—
Ireland	9,388,482	—	9,388,482	—
Israel	15,629,285	15,629,285	—	—
Italy	42,596,763	—	42,596,763	—
Japan	78,703,331	—	78,703,331	—
Netherlands	80,109,803	—	80,109,803	—
Norway	25,120,976	—	25,120,976	—
Russia	13,269,041	6,995,273	6,273,768	—
Singapore	7,504,335	—	7,504,335	—
South Korea	132,790,319	26,291,352	106,498,967	—
Spain	18,720,506	—	18,720,506	—
Sweden	4,008,775	—	4,008,775	—
Switzerland	91,628,304	—	91,628,304	—
Thailand	5,006,454	—	5,006,454	—
United Arab Emirates	3,593,556	—	3,593,556	—
United Kingdom	183,087,759	10,669,160	172,418,599	—
United States	19,984,020	19,984,020	—	—
Securities Lending Collateral	32,100,618	32,100,618	—	—
Short-Term Investments	25,000,000	—	25,000,000	—
Total Investments in Securities	$1,222,681,314	$209,627,986	$1,008,979,662	$4,073,666

Mid Cap Stock Trust
Common Stocks
Consumer Discretionary	$189,152,101	$178,790,265	$10,361,836	—
Consumer Staples	60,458,185	60,458,185	—	—
Energy	40,667,533	40,667,533	—	—
Financials	48,382,098	34,391,981	13,990,117	—
Health Care	135,588,111	122,552,434	13,035,677	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mid Cap Stock Trust (continued)
Industrials	$167,412,352	$167,412,352	—	—
Information Technology	208,582,571	208,582,571	—	—
Materials	21,912,477	21,912,477	—	—
Preferred Securities	29,313,797	—	—	$29,313,797
Warrants	174,240	174,240	—	—
Securities Lending Collateral	63,152,511	63,152,511	—	—
Short-Term Investments	20,900,000	—	$20,900,000	—
Total Investments in Securities	$985,695,976	$898,094,549	$58,287,630	$29,313,797

Mid Value Trust
Common Stocks
Consumer Discretionary	$100,886,059	$98,881,922	$2,004,137	—
Consumer Staples	77,271,687	77,271,687	—	—
Energy	95,110,806	95,110,806	—	—
Financials	247,894,093	243,956,700	3,937,393	—
Health Care	83,817,998	83,817,998	—	—
Industrials	93,163,198	93,163,198	—	—
Information Technology	48,225,709	48,225,709	—	—
Materials	76,973,938	74,961,820	2,012,118	—
Telecommunication Services	6,888,758	6,888,758	—	—
Utilities	87,555,574	87,555,574	—	—
Preferred Securities
Energy	2,555,029	2,555,029	—	—
Financials	374,550	374,550	—	—
Convertible Bonds
Financials	987,676	—	987,676	—
Industrials	3,796,524	—	3,796,524	—
Securities Lending Collateral	62,160,869	62,160,869	—	—
Short-Term Investments	45,717,370	45,717,370	—	—
Total Investments in Securities	$1,033,379,838	$1,020,641,990	$12,737,848	—

Mutual Shares Trust
Common Stocks
Consumer Discretionary	$63,243,672	$50,324,425	$12,919,247	—
Consumer Staples	79,990,970	54,708,038	25,282,932	—
Energy	77,130,873	53,714,119	23,416,754	—
Financials	130,925,013	106,122,829	19,681,854	$5,120,330
Health Care	85,304,489	79,650,269	5,654,220	—
Industrials	28,613,248	17,004,380	11,608,868	—
Information Technology	74,702,528	69,935,815	4,766,713	—
Materials	33,746,614	24,157,405	9,589,209	—
Telecommunication Services	11,709,320	—	11,709,320	—
Utilities	9,483,571	9,483,571	—	—
Corporate Bonds
Consumer Discretionary	4,240,476	—	4,240,476	—
Energy	3,398,850	—	3,398,850	—
Industrials	3,568,106	—	3,568,106	—
Information Technology	7,911,351	—	7,911,351	—
Utilities	3,766,800	—	3,766,800	—
Term Loans
Consumer Discretionary	11,773,059	—	11,773,059	—
Energy	108,556	—	108,556	—
Information Technology	3,129,364	—	3,129,364	—
Utilities	6,222,865	—	6,222,865	—
Municipal Bonds	1,800,500	—	1,800,500	—
Preferred Securities	4,822,409	—	4,822,409	—
Securities Lending Collateral	11,043,902	11,043,902	—	—
Short-Term Investments	23,998,431	—	23,998,431	—
Total Investments in Securities	$680,634,967	$476,144,753	$199,369,884	$5,120,330
Other Financial Instruments:
Forward Foreign Currency Contracts	($1,971,144)	—	($1,971,144)	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Natural Resources Trust
Common Stocks
Energy	$94,983,348	$58,746,229	$36,237,119	—
Industrials	8,692,270	6,083,212	2,609,058	—
Information Technology	2,956,309	2,956,309	—	—
Materials	41,170,330	18,858,690	22,311,640	—
Securities Lending Collateral	5,160,812	5,160,812	—	—
Short-Term Investments	3,400,000	—	3,400,000	—
Total Investments in Securities	$156,363,069	$91,805,252	$64,557,817	—

Science & Technology Trust
Common Stocks
Consumer Discretionary	$57,388,760	$56,509,245	$879,515	—
Health Care	13,671,058	13,671,058	—	—
Industrials	2,966,287	2,738,736	227,551	—
Information Technology	355,280,856	331,605,287	16,565,392	$7,110,177
Telecommunication Services	8,393,657	1,805,394	6,588,263	—
Preferred Securities	2,250,096	—	—	2,250,096
Securities Lending Collateral	35,235,464	35,235,464	—	—
Short-Term Investments	22,837,466	17,166,466	5,671,000	—
Total Investments in Securities	$498,023,644	$458,731,650	$29,931,721	$9,360,273

Small Cap Growth Trust
Common Stocks
Consumer Discretionary	$81,565,002	$76,364,272	$5,200,730	—
Consumer Staples	13,128,097	13,128,097	—	—
Energy	26,318,272	26,318,272	—	—
Financials	43,074,040	43,074,040	—	—
Health Care	95,011,431	95,011,431	—	—
Industrials	111,729,764	111,729,764	—	—
Information Technology	146,968,896	146,414,730	—	$554,166
Materials	15,094,584	15,094,584	—	—
Preferred Securities
Consumer Discretionary	2,840,127	—	—	2,840,127
Information Technology	8,013,307	—	—	8,013,307
Securities Lending Collateral	70,566,231	70,566,231	—	—
Total Investments in Securities	$614,309,751	$597,701,421	$5,200,730	$11,407,600

Small Cap Index Trust
Common Stocks
Consumer Discretionary	$56,790,128	$56,790,128	—	—
Consumer Staples	13,515,608	13,515,608	—	—
Energy	27,425,545	27,425,545	—	—
Financials	98,965,181	98,965,181	—	—
Health Care	57,310,275	57,307,448	—	$2,827
Industrials	61,259,391	61,259,391	—	—
Information Technology	77,348,671	77,348,671	—	—
Materials	21,978,826	21,978,826	—	—
Telecommunication Services	3,487,825	3,451,981	—	35,844
Utilities	14,543,811	14,543,811	—	—
Rights	1,485	1,485	—	—
Warrants	9,343	—	$9,343	—
Securities Lending Collateral	54,007,115	54,007,115	—	—
Short-Term Investments	6,298,000	—	6,298,000	—
Total Investments in Securities	$492,941,204	$486,595,190	$6,307,343	$38,671
Other Financial Instruments:
Futures	$174,859	$174,859	—	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small Cap Opportunities Trust
Common Stocks
Consumer Discretionary	$35,014,694	$35,011,317	—	$3,377
Consumer Staples	5,868,776	5,868,776	—	—
Energy	30,819,453	30,819,453	—	—
Financials	66,747,194	66,746,473	—	721
Health Care	28,445,445	28,435,468	—	9,977
Industrials	52,121,581	52,121,477	—	104
Information Technology	52,112,224	52,112,224	—	—
Materials	20,563,946	20,563,946	—	—
Telecommunication Services	2,411,043	2,390,749	—	20,294
Utilities	3,293,477	3,293,477	—	—
Warrants	1,669	—	$1,669	—
Short-Term Investments	1,344,624	1,344,624	—	—
Total Investments in Securities	$298,744,126	$298,707,984	$1,669	$34,473

Small Cap Value Trust
Common Stocks
Consumer Discretionary	$85,063,786	$85,063,786	—	—
Consumer Staples	25,320,581	17,788,843	$7,531,738	—
Energy	50,667,640	50,667,640	—	—
Financials	156,757,999	156,757,999	—	—
Health Care	91,687,755	91,687,755	—	—
Industrials	139,595,371	139,595,371	—	—
Information Technology	96,416,626	96,416,626	—	—
Materials	54,698,202	54,698,202	—	—
Utilities	29,876,368	29,876,368	—	—
Securities Lending Collateral	7,602,246	7,602,246	—	—
Short-Term Investments	29,500,000	—	29,500,000	—
Total Investments in Securities	$767,186,574	$730,154,836	$37,031,738	—

Strategic Equity Allocation Trust
Common Stocks
Consumer Discretionary	$1,313,288,420	$934,882,176	$378,406,244	—
Consumer Staples	1,027,573,315	664,182,682	363,390,633	—
Energy	1,020,609,900	778,457,983	242,151,917	—
Financials	2,151,586,373	1,311,532,312	840,054,061	—
Health Care	1,353,851,877	1,003,569,063	350,280,124	$2,690
Industrials	1,303,109,484	881,721,277	421,388,207	—
Information Technology	1,585,285,354	1,437,986,367	147,298,987	—
Materials	577,612,156	310,393,084	267,219,072	—
Telecommunication Services	341,938,263	178,491,034	163,405,233	41,996
Utilities	387,782,583	258,944,384	128,838,199	—
Preferred Securities
Consumer Discretionary	15,424,581	—	15,424,581	—
Consumer Staples	4,985,105	—	4,985,105	—
Rights	249,982	222,472	27,510	—
Warrants	51,702	42,117	9,585	—
Securities Lending Collateral	247,958,849	247,958,849	—	—
Short-Term Investments	367,588,000	—	367,588,000	—
Total Investments in Securities	$11,698,895,944	$8,008,383,800	$3,690,467,458	$44,686
Other Financial Instruments:
Futures	$2,179,814	$2,179,814	—	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Stock Market Index Trust
Common Stocks
Consumer Discretionary	$75,173,344	$75,173,344	—	—
Consumer Staples	49,470,730	49,470,730	—	—
Energy	65,483,316	65,482,073	—	$1,243
Financials	96,904,840	96,904,840	—	—
Health Care	68,531,937	68,529,715	—	2,222
Industrials	62,357,734	62,357,553	—	181
Information Technology	104,417,950	104,417,950	—	—
Materials	21,085,668	21,085,668	—	—
Telecommunication Services	13,452,168	13,447,037	—	5,131
Utilities	16,875,085	16,875,085	—	—
Corporate Bonds	2,733	—	$2,733	—
Rights	7,433	7,433	—	—
Warrants	871	—	871	—
Securities Lending Collateral	13,372,581	13,372,581	—	—
Short-Term Investments	10,938,000	—	10,938,000	—
Total Investments in Securities	$598,074,390	$587,124,009	$10,941,604	$8,777
Other Financial Instruments:
Futures	$135,294	$135,294	—	—

Utilities Trust
Common Stocks
Consumer Discretionary	$53,645,969	$47,477,671	$6,168,298	—
Energy	92,802,860	92,802,860	—	—
Industrials	1,652,098	1,652,098	—	—
Telecommunication Services	79,810,251	39,519,560	40,290,691	—
Utilities	295,713,385	218,111,510	77,601,875	—
Preferred Securities
Telecommunication Services	5,238,484	5,238,484	—	—
Utilities	20,725,036	20,725,036	—	—
Corporate Bonds	646,428	—	646,428	—
Convertible Bonds	3,794,648	—	3,794,648	—
Securities Lending Collateral	26,064,964	26,064,964	—	—
Short-Term Investments	11,104,000	—	11,104,000	—
Total Investments in Securities	$591,198,123	$451,592,183	$139,605,940	—
Other Financial Instruments:
Forward Foreign Currency Contracts	($201,013)	—	($201,013)	—

Value Trust
Common Stocks
Consumer Discretionary	$87,493,316	$87,493,316	—	—
Consumer Staples	26,102,136	26,102,136	—	—
Energy	54,115,661	40,270,217	$13,845,444	—
Financials	172,424,831	172,424,831	—	—
Health Care	76,020,198	76,020,198	—	—
Industrials	100,686,632	100,686,632	—	—
Information Technology	75,691,356	75,691,356	—	—
Materials	41,376,142	41,376,142	—	—
Telecommunication Services	20,890,859	20,890,859	—	—
Utilities	22,076,850	22,076,850	—	—
Short-Term Investments	18,651,963	18,651,963	—	—
Total Investments in Securities	$695,529,944	$681,684,500	$13,845,444	—

For the Emerging Markets Value Trust securities with market value of approximately $27,999 at the beginning of the year were transferred from Level 1 to Level 2 during the period since quoted prices in active markets for identical securities were no longer available and securities were valued using other significant observable inputs.

For the Emerging Markets Value Trust, International Equity Index B Trust, International Growth Stock Trust and Utilities Trust securities with market value of approximately $64,818,642, $13,845,833, $9,857,662 and $10,429,850, respectively, at the beginning of the year were transferred from Level 2 to Level 1 during the period since quoted prices in active markets for identical securities became available.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.

Financial Services Trust
Financials
Balance as of 12-31-13	$3,250,272
Realized gain (loss)	—
Changed in unrealized appreciation (depreciation)	(313,466)
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 6-30-14	$2,936,804
Change in unrealized at period end*	($313,466)

Mid Cap Stock Trust
Preferred Securities
Balance as of 12-31-13	—
Realized gain (loss)	—
Changed in unrealized appreciation (depreciation)	—
Purchases	$29,313,797
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 6-30-14	$29,313,797
Change in unrealized at period end*	—

Science & Technology Trust
	Consumer Staples	Information Technology	Total
Balance as of 12-31-13	$167,370	$8,163,248	$8,330,618
Realized gain (loss)	—	—	—
Changed in unrealized appreciation (depreciation)	—	684,435	684,435
Purchases	—	1,051,023	1,051,023
Sales	—	(538,433)	(538,433)
Transfers into Level 3	—	—	—
Transfers out of Level 3	(167,370)	—	(167,370)
Balance as of 6-30-14	—	$9,360,273	$9,360,273
Change in unrealized at period end*		$710,733	$710,733

Small Cap Growth Trust
	Consumer Staples	Information Technology	Total
Balance as of 12-31-13	$938,340	$3,746,058	$4,684,398
Realized gain (loss)	—	—	—
Changed in unrealized appreciation (depreciation)	(384,174)	1,931,991	1,547,817
Purchases	—	5,175,385	5,175,385
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 6-30-14	$554,166	$10,853,434	$11,407,600
Change in unrealized at period end*	($384,174)	$1,931,991	$1,547,817

*	Change in unrealized appreciation (depreciation) attributable to level 3 securities held at the period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of Operations.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below:

Financial Services Trust	Fair Value at 6-30-14	Valuation Technique	Unobservable Inputs	Input/Range
Common Stocks	$2,936,804	Market Approach	Book Value multiple Market comparable companies Discount for lack of marketability	1.35x 25%

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Increases/decreases in book value multiple / market comparable companies may result in increases/decreases in security valuation. Increases/decreases in discounts for lack of marketability may result in decreases/increases in security valuation.

Mid Cap Stock Trust	Fair Value at 6-30-14	Valuation Technique	Unobservable Inputs	Input/Range
Preferred Stock	$24,647,164	Market Approach	Aged transactions	$1.58 – $62.05 (weighted average $29.62)

	$4,666,633	Market Approach	EV/Revenue model	$15.42
	$29,313,797

Increases/decreases in aged transactions and enterprise value (“EV”)/Revenue model may result in increases/decreases in security valuation.

Science & Technology Trust	Fair Value at 6-30-14	Valuation Technique	Unobservable Inputs	Input/Range
Common Stocks	$125,678	Market Approach	EV to revenue multiple Discount for lack of marketability	8.32x 10%

	$6,984,499	Market Approach	Aged transactions	$13.75 – $16.00 (weighted average $13.77)
	$7,110,177

Preferred Stock	$590,705	Market Approach	Aged transactions	$27.82

	$1,659,391	Market Approach	EV to revenue multiple Discount for lack of marketability	8.32x 10%

	$2,250,096
Total	$9,360,273

Increases/decreases in enterprise values or earnings before interest, taxes, depreciation and amortization (“EV/EBITDA”) multiples, aged transactions, and estimated liquidation value may result in increases/decreases in security valuation. Increases/decreases in discounts for lack of marketability may result in decreases/increases in security valuation.

Small Cap Growth Trust	Fair Value at 6-30-14	Valuation Technique	Unobservable Inputs	Input/Range
Common Stocks	$554,166	Market Approach	EV to revenue multiple Discount for lack of marketability	3.58x 17.5%

Preferred Stock	$6,226,582	Market Approach	Aged transactions	$2.91 – $27.82 (weighted average $15.91)

	2,840,127	Market Approach	EV/EBITDA multiple Discount for lack of marketability	11.49x 10%

	1,786,725	Market Approach	Probability-weighted expected price Implied discount rate at time of purchase	$4.12 27%

	$10,853,434
Total	$11,407,600

Increases/decreases in enterprise value (“EV”) to revenue multiple, aged transactions, enterprise value (“EV”), earnings before interest, taxes, depreciation and amortization (“EBITDA”), or probability-weighted expected price multiples may result in increases/decreases in security valuation. Increases/decreases in discounts for illiquidity discount, lack of marketability, or implied discount may result in decreases/increases in security valuation.

Repurchase agreements. The portfolios may enter into repurchase agreements. When a portfolio enters into a repurchase agreement, it receives collateral that is held in a segregated account by the portfolio’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the portfolios. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by a portfolio for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). Certain portfolios may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A portfolio’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A portfolio’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the portfolio’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. A portfolio may have limited rights to enforce the terms of an underlying loan.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolios become aware of the dividends. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Foreign taxes are provided for based on the portfolio’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Real estate investment trusts. Certain portfolios may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the portfolio will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Securities lending. The portfolios may lend their securities to earn additional income. They receive cash collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios will invest their collateral in JHCIT, an affiliate of the portfolios, which has a floating net asset value and is registered with the SEC as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the portfolio for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The portfolios may receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the portfolios is shown on the Statements of assets and liabilities as Payable upon return of securities loaned.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Portfolios investing in a single country or in a limited geographic region tend to be riskier than portfolios that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The portfolios may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the portfolio invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the portfolios’ and other affiliated portfolios have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating portfolio on a pro rata basis and is reflected in other expenses on the Statements of operations. Commitment fees for the six months ended June 30, 2014 were as follows:

Portfolio	Commitment Fee
500 Index Trust B	$769
All Cap Core Trust	302
Alpha Opportunities Trust	403
American Asset Allocation Trust	566
American Global Growth Trust	275
American Growth Trust	446
American Growth-Income Trust	490
American International Trust	362
American New World Trust	246
Blue Chip Growth Trust	585
Capital Appreciation Trust	439
Capital Appreciation Value Trust	298
Core Strategy Trust	1,270
Emerging Markets Value Trust	432
Equity-Income Trust	626
Financial Services Trust	263
Franklin Templeton Founding Allocation Trust	485
Fundamental All Cap Core Trust	526
Fundamental Large Cap Value Trust	484
Fundamental Value Trust	527
Global Trust	356
Health Sciences Trust	278
International Core Trust	386
International Equity Index Trust B	355

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Portfolio	Commitment Fee
International Growth Stock Trust	$336
International Small Company Trust	251
International Value Trust	458
Lifestyle Aggressive PS Series	245
Lifestyle Balanced PS Series	266
Lifestyle Conservative PS Series	240
Lifestyle Growth PS Series	273
Lifestyle Moderate PS Series	247
Mid Cap Index Trust	376
Mid Cap Stock Trust	399
Mid Value Trust	402
Mutual Shares Trust	359
Natural Resources Trust	261
Real Estate Securities Trust	303
Science & Technology Trust	307
Small Cap Growth Trust	326
Small Cap Index Trust	310
Small Cap Opportunities Trust	381
Small Cap Value Trust	374
Small Company Growth Trust	256
Small Company Value Trust	308
Strategic Equity Allocation Trust	2,041
Total Stock Market Index Trust	329
U.S. Equity Trust	411
Utilities Trust	319
Value Trust	338

For the six month period ended June 30, 2014, the portfolios had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class.

Federal income taxes. The portfolios intend to continue to qualify as regulated investment companies by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of December 31, 2013, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. Availability of a certain amount of the loss carryforwards, which were acquired in mergers, may be limited in a given year. The following table details the capital loss carryforward available as of December 31, 2013:

	CAPITAL LOSS CARRYFORWARD EXPIRING AT DECEMBER 31				NO EXPIRATION DATE
PORTFOLIO	2015	2016	2017	2018	SHORT TERM	LONG TERM
All Cap Core Trust	—	$57,451,589	$212,244,607	—	—	—
American Asset Allocation Trust	—	—	—	$21,753,833	—	—
American Global Growth Trust	—	—	7,736,247	4,007,941	—	$4,188,477
American Growth Trust	—	—	19,048,054	13,715,715	—	24,367,841
American Growth-Income Trust	—	—	6,761,535	22,058,724	—	12,897,539
American International Trust	—	—	3,108,508	6,927,959	—	71,229,225
Financial Services Trust	—	—	—	—	—	2,997,923
Franklin Templeton Founding Allocation Trust	—	—	35,829,837	43,590,851	—	67,837,067
Fundamental All Cap Core Trust	—	—	132,233,572	—	—	—
Fundamental Large Cap Value Trust	—	108,633,934	188,786,900	—	—	—
Fundamental Value Trust	$159,611,269	186,635,162	210,530,383	—	—	—
Global Trust	—	—	29,689,120	12,321,700	—	—
International Core Trust	—	—	109,448,120	20,744,500	—	—
International Equity Index Trust B	—	—	3,179,151	1,514,111	—	1,779,775
International Growth Stock Trust	121,303,857	143,999,317	—	—	—	—
International Small Company Trust	—	187,248,608	157,081,665	6,569,935	—	2,997,504
International Value Trust	3,500,796	145,200,688	268,676,893	—	—	14,400,729
Natural Resources Trust	—	—	117,946,970	—	—	26,568,010
Real Estate Securities Trust	—	352,024,273	189,638,704	—	—	—
Small Cap Opportunities Trust	—	—	26,084,297	—	—	—
Small Company Growth Trust	—	—	29,100,286	—	—	—
U.S. Equity Trust	—	119,903,631	80,106,502	—	—	—

As of December 31, 2013, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The cost of investments owned on June 30, 2014, including short-term investments, for federal tax purposes, were as follows:

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Portfolio	Aggregate Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
500 Index Trust B	$1,951,087,176	$1,301,109,237	($22,333,026)	$1,278,776,211
All Cap Core Trust	339,627,515	38,019,533	(2,020,551)	35,998,982
Alpha Opportunities Trust	790,661,593	125,493,588	(14,990,322)	110,503,266
American Asset Allocation Trust	1,130,468,849	665,971,881	—	665,971,881
American Global Growth Trust	240,424,628	28,628,457	—	28,628,457
American Growth Trust	738,037,073	366,238,723	—	366,238,723
American Growth-Income Trust	894,017,676	438,015,382	—	438,015,382
American International Trust	544,319,369	130,348,944	—	130,348,944
American New World Trust	86,289,119	—	(2,225,366)	(2,225,366)
Blue Chip Growth Trust	1,104,783,682	717,683,372	(2,331,990)	715,351,382
Capital Appreciation Trust	794,057,146	358,273,156	(8,911,632)	349,361,524
Capital Appreciation Value Trust	310,714,432	51,278,835	(456,067)	50,822,768
Core Strategy Trust	3,778,286,544	327,378,671	(6,275,043)	321,103,628
Emerging Markets Value Trust	998,173,686	207,004,336	(148,039,927)	58,964,409
Equity-Income Trust	1,492,723,825	719,063,489	(32,777,205)	686,286,284
Financial Services Trust	165,159,693	9,161,040	(269,317)	8,891,723
Franklin Templeton Founding Allocation Trust	1,073,715,239	339,417,273	—	339,417,273
Fundamental All Cap Core Trust	1,279,616,980	377,885,256	(6,491,575)	371,393,681
Fundamental Large Cap Value Trust	1,141,721,645	195,865,313	(2,993,163)	192,872,150
Fundamental Value Trust	590,490,320	30,359,531	(1,769,101)	28,590,430
Global Trust	568,848,592	163,818,287	(25,199,300)	138,618,987
Health Sciences Trust	193,665,660	88,184,501	(2,802,138)	85,382,363
International Core Trust	749,677,314	138,247,512	(23,625,047)	114,622,465
International Equity Index Trust B	545,673,717	216,669,744	(36,734,053)	179,935,691
International Growth Stock Trust	443,921,098	123,310,580	(1,690,391)	121,620,189
International Small Company Trust	103,294,673	32,611,653	(15,691,203)	16,920,450
International Value Trust	1,037,546,844	222,514,770	(37,380,300)	185,134,470
Lifestyle Aggressive PS Series	21,922,580	1,357,307	—	1,357,307
Lifestyle Balanced PS Series	958,458,974	48,992,426	—	48,992,426
Lifestyle Conservative PS Series	186,902,053	5,397,499	—	5,397,499
Lifestyle Growth PS Series	1,764,956,718	103,692,262	—	103,692,262
Lifestyle Moderate PS Series	322,795,513	14,729,002	—	14,729,002
Mid Cap Index Trust	$578,358,917	$347,786,440	($8,183,018)	$339,603,422
Mid Cap Stock Trust	840,308,303	158,692,496	(13,304,823)	145,387,673
Mid Value Trust	790,615,125	257,546,975	(14,782,262)	242,764,713
Mutual Shares Trust	516,592,429	176,970,935	(12,928,397)	164,042,538
Natural Resources Trust	147,090,965	13,420,755	(4,148,651)	9,272,104
Real Estate Securities Trust	384,222,969	36,163,892	(1,580,512)	34,583,380
Science and Technology Trust	425,931,080	78,082,654	(5,990,090)	72,092,564
Small Cap Growth Trust	522,295,554	97,961,544	(5,947,347)	92,014,197
Small Cap Index Trust	351,226,105	152,267,132	(10,552,033)	141,715,099
Small Cap Opportunities Trust	236,773,145	68,180,594	(6,209,613)	61,970,981
Small Cap Value Trust	549,928,282	222,965,856	(5,707,564)	217,258,292
Small Company Growth Trust	115,569,594	43,772,187	(1,430,886)	42,341,301
Small Company Value Trust	266,423,438	156,550,925	(7,983,454)	148,567,471
Strategic Equity Allocation Trust	9,304,596,527	2,497,982,277	(103,682,860)	2,394,299,417
Total Stock Market Index Trust	368,528,240	248,118,046	(18,571,896)	229,546,150
U.S. Equity Trust	712,997,628	168,870,766	(4,248,926)	164,621,840
Utilities Trust	499,593,085	98,301,547	(6,696,509)	91,605,038
Value Trust	552,252,193	149,376,387	(6,098,636)	143,277,751

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, at least annually.

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, net operating losses, wash sale loss deferrals, character of distributions received from portfolio investments, litigation proceeds, REITs, derivative transactions, merger related transactions, partnerships, contingent payment debt instruments, amortization and accretion on debt securities, and investments in passive foreign investment companies.

3.  DERIVATIVE INSTRUMENTS Certain portfolios may invest in derivatives in order to meet their investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts and certain options are typically traded through the OTC market and may be regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The portfolios attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, a portfolio may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the portfolio is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the portfolio and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the portfolio for OTC transactions is held in a segregated account at the portfolios’ custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statement of assets and liabilities. The portfolio’s maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures and certain options are traded on an exchange. Exchange-traded transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange stands between a portfolio and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

For financial reporting purposes, the portfolios do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the portfolio and the applicable counterparty.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.

Upon entering into a futures contract, the portfolios are required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the portfolio. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The following tables summarize the contracts held at June 30, 2014, and the range of futures contracts notional amounts held by the portfolios during the six months ended June 30, 2014. In addition, the tables detail how the portfolios used futures contracts during the six months ended June 30, 2014.

500 Index Trust B

The portfolio used futures contracts as a substitute for securities purchased. During the six months ended June 30, 2014 the portfolio held futures contracts with total notional values ranging from approximately $96.2 million to $116.9 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
500 Index Trust B	S&P 500 Index Futures	197	Long	Sep 2014	$95,403,959	$96,155,700	$751,741
							$751,741

All Cap Core Trust

The portfolio used futures contracts to manage against anticipated changes in securities markets and as a substitute for securities purchased. During the six months ended June 30, 2014 the portfolio held futures contracts with total notional values ranging from approximately $853 thousand to $4.5 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
All Cap Core Trust	Russell 2000 Mini Futures	3	Long	Sep 2014	$353,287	$357,157	$3,870
	S&P 500 E-Mini Futures	28	Long	Sep 2014	2,730,410	2,733,360	2,950
							$6,820

DERIVATIVE INSTRUMENTS, CONTINUED

Fundamental Value Trust

The portfolio used futures contracts as a substitute for securities purchased and maintain diversity and liquidity of the portfolio. During the six months ended June 30, 2014 the portfolio held futures contracts with notional values ranging up to $930.0 million. There were no open futures contracts as of June 30, 2014.

International Equity Index Trust B

The portfolio used futures contracts as a substitute for securities purchased. During the six months ended June 30, 2014 the portfolio held futures contracts with total notional values ranging from approximately $15.3 million to $20.6 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
International Equity Index Trust B	Mini MSCI EAFE Index Futures	72	Long	Sep 2014	$7,054,632	$7,088,040	$33,408
	Mini MSCI Emerging Markets Index Futures	88	Long	Sep 2014	4,579,257	4,579,080	(177)
	MSCI Taiwan Index Futures	108	Long	Jul 2014	3,523,177	3,589,920	66,743
							$99,974

Mid Cap Index Trust

The portfolio used futures contracts as a substitute for securities purchased. During the six months ended June 30, 2014 the portfolio held futures contracts with total notional values ranging from approximately $25.9 million to $34.4 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Mid Cap Index Trust	S&P Mid 400 Index E-Mini Futures	181	Long	Sep 2014	$25,554,022	$25,870,330	$316,308
							$316,308

Small Cap Index Trust

The portfolio used futures contracts as a substitute for securities purchased. During the six months ended June 30, 2014 the portfolio held futures contracts with total notional values ranging from approximately $7.7 million to $18.8 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Small Cap Index Trust	Russell 2000 Mini Index Futures	65	Long	Sep 2014	$7,562,091	$7,736,950	$174,859
							$174,859

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Strategic Equity Allocation Trust

The portfolio used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchase. During the six months ended June 30, 2014 the portfolio held futures contracts with total notional values ranging from approximately $339.0 million to $445.3 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Strategic Equity Allocation Trust	Mini MSCI EAFE Index Futures	1,617	Long	Sep 2014	$158,622,965	$159,185,565	$562,600
	Russell 2000 Mini Index Futures	198	Long	Sep 2014	23,233,551	23,567,940	334,389
	S&P 500 Index Futures	399	Long	Sep 2014	194,108,119	194,751,900	643,781
	S&P Mid 400 Index E-Mini Futures	415	Long	Sep 2014	58,676,906	59,315,950	639,044
							$2,179,814

Total Stock Market Index Trust

The portfolio used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchase (or to be purchased). During the six months ended June 30, 2014 the portfolio held futures contracts with total notional values ranging from approximately $12.5 million to $22.7 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Total Stock Market Index Trust	Russell 2000 Mini Index Futures	15	Long	Sep 2014	$1,743,500	$1,785,450	$41,950
	S&P 500 Index Futures	20	Long	Sep 2014	9,687,353	9,762,000	74,647
	S&P Mid 400 Index E-Mini Futures	7	Long	Sep 2014	981,813	1,000,510	18,697
							$135,294

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

DERIVATIVE INSTRUMENTS, CONTINUED

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the portfolio thereby reducing the portfolio’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the portfolios as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following table summarizes the contracts held at June 30, 2014, and the range of notional contract amounts held by the portfolios during the six months ended June 30, 2014. In addition, the tables detail how the portfolios used forward foreign currency contracts during the six months ended June 30, 2014.

International Core Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. During the six months ended June 30, 2014 the portfolio held forward foreign currency contracts with USD notional values ranging from approximately $155.4 million to $444.9 million, as measured at each quarter end.

Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
International Core Trust
	AUD 2,146,953	USD 2,013,456	Brown Brothers Harriman & Company	8/8/2014	$5,668	—	$5,668
	EUR 2,310,534	USD 3,146,541	Bank of America, N.A.	8/8/2014	17,692	—	17,692
	EUR 518,542	USD 705,527	Bank of New York	8/8/2014	4,607	—	4,607
	EUR 596,988	USD 812,471	Brown Brothers Harriman & Company	8/8/2014	5,093	—	5,093
	EUR 1,316,668	USD 1,791,866	JPMorgan Chase Bank	8/8/2014	11,286	—	11,286
	EUR 502,668	USD 684,355	Morgan Stanley and Company International PLC	8/8/2014	4,039	—	4,039
	JPY 347,642,074	USD 3,422,213	Bank of America, N.A.	8/8/2014	10,377	—	10,377
	JPY 630,937,477	USD 6,204,244	Bank of New York	8/8/2014	25,582	—	25,582
	JPY 974,423,509	USD 9,593,901	Barclays Bank PLC Wholesale	8/8/2014	27,479	—	27,479
	JPY 771,133,769	USD 7,581,176	Brown Brothers Harriman & Company	8/8/2014	32,937	—	32,937
	JPY 417,882,067	USD 4,110,747	Deutsche Bank AG London	8/8/2014	15,387	—	15,387
	JPY 517,721,531	USD 5,090,617	JPMorgan Chase Bank	8/8/2014	21,324	—	21,324
	JPY 171,951,652	USD 1,692,245	Morgan Stanley and Company International PLC	8/8/2014	5,592	—	5,592
	JPY 285,494,248	USD 2,809,789	State Street Bank and Trust Company	8/8/2014	9,158	—	9,158
	SEK 8,317,522	USD 1,249,511	Barclays Bank PLC Wholesale	8/8/2014	—	($5,190)	(5,190)
	SEK 8,317,521	USD 1,242,690	Brown Brothers Harriman & Company	8/8/2014	1,631	—	1,631
	SGD 2,331,133	USD 1,855,495	Bank of New York	8/8/2014	14,067	—	14,067
	SGD 4,201,544	USD 3,348,791	Barclays Bank PLC Wholesale	8/8/2014	20,835	—	20,835
	SGD 957,670	USD 763,306	Brown Brothers Harriman & Company	8/8/2014	4,743	—	4,743
	SGD 1,481,464	USD 1,180,543	Deutsche Bank AG London	8/8/2014	7,586	—	7,586
	SGD 2,899,159	USD 2,310,845	JPMorgan Chase Bank	8/8/2014	14,272	—	$14,272
	SGD 3,559,192	USD 2,837,226	Morgan Stanley and Company International PLC	8/8/2014	17,236	—	17,236
	SGD 3,855,554	USD 3,073,232	State Street Bank and Trust Company	8/8/2014	18,911	—	18,911
	USD 5,012,894	AUD 5,417,360	Bank of America, N.A.	8/8/2014	—	($81,916)	(81,916)
	USD 5,272,962	AUD 5,709,697	Bank of New York	8/8/2014	—	(96,779)	(96,779)
	USD 3,026,713	AUD 3,276,408	Brown Brothers Harriman & Company	8/8/2014	—	(54,618)	(54,618)
	USD 6,294,139	AUD 6,811,102	Deutsche Bank AG London	8/8/2014	—	(111,430)	(111,430)
	USD 7,662,043	AUD 8,285,794	Morgan Stanley and Company International PLC	8/8/2014	—	(130,415)	(130,415)
	USD 3,590,687	AUD 3,882,285	State Street Bank and Trust Company	8/8/2014	—	(60,447)	(60,447)
	USD 1,046,770	CAD 1,138,677	Bank of America, N.A.	8/8/2014	—	(19,426)	(19,426)
	USD 847,764	CAD 922,219	Brown Brothers Harriman & Company	8/8/2014	—	(15,752)	(15,752)
	USD 1,328,760	CAD 1,445,266	Deutsche Bank AG London	8/8/2014	—	(24,509)	(24,509)
	USD 1,456,161	CAD 1,584,321	JPMorgan Chase Bank	8/8/2014	—	(27,312)	(27,312)
	USD 1,132,236	CAD 1,230,888	State Street Bank and Trust Company	8/8/2014	—	(20,301)	(20,301)
	USD 1,647,394	CHF 1,476,785	Bank of America, N.A.	8/8/2014	—	(18,413)	(18,413)
	USD 2,376,151	CHF 2,130,493	Barclays Bank PLC Wholesale	8/8/2014	—	(27,035)	(27,035)
	USD 3,473,241	CHF 3,115,823	JPMorgan Chase Bank	8/8/2014	—	(41,394)	(41,394)
	USD 974,126	CHF 872,660	Morgan Stanley and Company International PLC	8/8/2014	—	(10,231)	(10,231)
	USD 4,241,465	CHF 3,800,013	State Street Bank and Trust Company	8/8/2014	—	(44,933)	(44,933)
	USD 4,978,783	GBP 2,980,474	Bank of America, N.A.	8/8/2014	—	(120,519)	(120,519)
	USD 1,607,924	GBP 962,045	Bank of New York	8/8/2014	—	(38,042)	(38,042)
	USD 3,714,425	GBP 2,223,634	Barclays Bank PLC Wholesale	8/8/2014	—	(89,998)	(89,998)
	USD 1,548,325	GBP 913,310	Brown Brothers Harriman & Company	8/8/2014	—	(14,260)	(14,260)
	USD 3,786,795	GBP 2,266,687	Deutsche Bank AG London	8/8/2014	—	(91,287)	(91,287)
	USD 6,009,306	GBP 3,590,846	Morgan Stanley and Company International PLC	8/8/2014	—	(134,283)	(134,283)
	USD 2,323,324	JPY 236,692,866	Barclays Bank PLC Wholesale	8/8/2014	—	(13,763)	(13,763)
	USD 2,255,600	NOK 13,528,789	Bank of America, N.A.	8/8/2014	52,999	—	52,999
	USD 1,980,511	NOK 11,831,287	Barclays Bank PLC Wholesale	8/8/2014	54,277	—	54,277
	USD 1,981,558	NOK 11,831,287	State Street Bank and Trust Company	8/8/2014	55,324	—	55,324
	USD 1,437,808	NZD 1,702,832	Bank of America, N.A.	8/8/2014	—	(48,063)	(48,063)

DERIVATIVE INSTRUMENTS, CONTINUED

Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
International Core Trust, continued
	USD 968,730	SEK 6,427,543	Bank of America, N.A.	8/8/2014	$7,154	—	$7,154
	USD 855,432	SEK 5,684,519	Bank of New York	8/8/2014	5,015	—	5,015
	USD 1,278,582	SEK 8,484,357	Barclays Bank PLC Wholesale	8/8/2014	9,302	—	9,302
	USD 2,004,339	SEK 13,308,211	Brown Brothers Harriman & Company	8/8/2014	13,399	—	13,399
	USD 867,962	SEK 5,770,648	Deutsche Bank AG London	8/8/2014	4,660	—	4,660
	USD 869,815	SEK 5,770,648	Morgan Stanley and Company International PLC	8/8/2014	6,512	—	6,512
					$504,144	($1,340,316)	($836,172)

Mutual Shares Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, and to maintain diversity and liquidity of the portfolio. During the six months ended June 30, 2014 the portfolio held forward foreign currency contracts with USD notional values ranging from approximately $108.3 million to $155.6 million, as measured at each quarter end.

Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Mutual Shares Trust
	CHF 174,000	USD 194,591	Credit Suisse International	8/12/2014	$1,687	—	$1,687
	CHF 40,800	USD 45,615	Deutsche Bank AG London	8/12/2014	409	—	409
	CHF 22,932	USD 25,662	State Street Bank and Trust Company	8/12/2014	206	—	206
	EUR 5,382,711	USD 7,387,572	Bank of America, N.A.	7/17/2014	—	($16,636)	(16,636)
	EUR 3,601,889	USD 4,948,855	Barclays Bank PLC Wholesale	7/17/2014	—	(16,526)	(16,526)
	EUR 58,823	USD 80,102	Deutsche Bank AG London	7/17/2014	449	—	449
	EUR 1,511,704	USD 2,066,948	HSBC Bank PLC	7/17/2014	3,139	—	3,139
	EUR 1,320,055	USD 1,818,144	State Street Bank and Trust Company	7/17/2014	—	(10,498)	(10,498)
	GBP 3,171,609	USD 5,311,351	Bank of America, N.A.	8/19/2014	114,471	—	114,471
	GBP 2,683,214	USD 4,475,085	Barclays Bank PLC Wholesale	8/19/2014	115,220	—	115,220
	GBP 236,686	USD 403,418	Credit Suisse International	8/19/2014	1,494	—	1,494
	GBP 228,451	USD 388,153	Deutsche Bank AG London	8/19/2014	2,670	—	2,670
	GBP 675,573	USD 1,132,198	HSBC Bank PLC	8/19/2014	23,538	—	23,538
	GBP 1,940,504	USD 3,252,965	State Street Bank and Trust Company	8/19/2014	66,748	—	66,748
	KRW 933,109,815	USD 895,753	Bank of America, N.A.	8/12/2014	26,196	—	26,196
	KRW 355,190,717	USD 339,640	Credit Suisse International	8/12/2014	11,303	—	11,303
	KRW 553,723,982	USD 528,398	HSBC Bank PLC	8/12/2014	18,703	—	18,703
	USD 653,382	CHF 574,661	Bank of America, N.A.	8/12/2014	5,145	—	5,145
	USD 300,161	CHF 262,790	Barclays Bank PLC Wholesale	8/12/2014	3,724	—	3,724
	USD 39,575	CHF 35,500	Deutsche Bank AG London	8/12/2014	—	(470)	(470)
	USD 211,521	CHF 186,948	HSBC Bank PLC	8/12/2014	637	—	637
	USD 796,442	CHF 702,200	State Street Bank and Trust Company	8/12/2014	4,334	—	4,334
	USD 19,534,184	EUR 14,365,928	Bank of America, N.A.	7/17/2014	—	(138,130)	(138,130)
	USD 45,112	EUR 33,221	Barclays Bank PLC Wholesale	7/17/2014	—	(380)	(380)
	USD 630,608	EUR 463,307	HSBC Bank PLC	7/17/2014	—	(3,832)	(3,832)
	USD 36,699	EUR 26,806	State Street Bank and Trust Company	7/17/2014	—	(8)	(8)
	USD 6,668,502	EUR 4,863,840	Bank of America, N.A.	11/17/2014	$4,942	—	4,942
	USD 8,260,405	EUR 6,021,983	Barclays Bank PLC Wholesale	11/17/2014	10,166	—	10,166
	USD 288,992	EUR 211,615	Deutsche Bank AG London	11/17/2014	—	(925)	(925)
	USD 4,145,544	EUR 3,036,073	HSBC Bank PLC	11/17/2014	—	(13,938)	(13,938)
	USD 76,174	EUR 55,961	State Street Bank and Trust Company	11/17/2014	—	(494)	(494)
	USD 14,833,534	GBP 8,869,897	Bank of America, N.A.	8/19/2014	—	(340,623)	(340,623)
	USD 30,821,756	GBP 18,431,438	Barclays Bank PLC Wholesale	8/19/2014	—	(709,780)	(709,780)
	USD 59,849	GBP 35,926	Credit Suisse International	8/19/2014	—	(1,611)	(1,611)
	USD 23,580,025	GBP 14,093,425	HSBC Bank PLC	8/19/2014	—	(530,270)	(530,270)
	USD 1,597,772	GBP 943,374	State Street Bank and Trust Company	8/19/2014	—	(16,102)	(16,102)
	USD 2,007,721	KRW 2,152,506,566	Bank of America, N.A.	8/12/2014	—	(119,038)	(119,038)
	USD 3,939,526	KRW 4,230,013,534	Credit Suisse International	8/12/2014	—	(239,896)	(239,896)
	USD 3,786,370	KRW 4,062,123,114	HSBC Bank PLC	8/12/2014	—	(227,168)	(227,168)
					$415,181	($2,386,325)	($1,971,144)

DERIVATIVE INSTRUMENTS, CONTINUED

Utilities Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. During the six months ended June 30, 2014 the portfolio held forward foreign currency contracts with USD notional values ranging from approximately $51.5 million to $67.4 million, as measured at each quarter end.

Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Utilities Trust
	EUR 120,966	USD 164,802	Barclays Bank PLC Wholesale	7/11/2014	$841	—	$841
	EUR 441,108	USD 607,169	Citibank N.A.	7/11/2014	—	($3,141)	(3,141)
	EUR 1,930,322	USD 2,663,039	Credit Suisse International	7/11/2014	—	(19,765)	(19,765)
	EUR 569,195	USD 783,717	Deutsche Bank AG London	7/11/2014	—	(4,293)	(4,293)
	EUR 232,998	USD 321,844	JPMorgan Chase Bank N.A.	7/11/2014	—	(2,789)	(2,789)
	EUR 1,007,227	USD 1,378,382	UBS AG	7/11/2014	860	—	860
	GBP 378,214	USD 629,679	Barclays Bank PLC Wholesale	7/11/2014	17,551	—	17,551
	GBP 301,151	USD 510,738	Credit Suisse International	7/11/2014	4,617	—	4,617
	GBP 76,044	USD 127,660	Deutsche Bank AG London	7/11/2014	2,473	—	2,473
	GBP 73,557	USD 123,795	UBS AG	7/11/2014	2,082	—	2,082
	USD 562,129	EUR 413,523	Barclays Bank PLC Wholesale	7/11/2014	—	(4,126)	(4,126)
	USD 13,296,309	EUR 9,687,860	Credit Suisse International	7/11/2014	30,295	—	30,295
	USD 8,082,933	EUR 5,871,767	Deutsche Bank AG London	7/11/2014	42,464	—	42,464
	USD 15,351,385	EUR 11,169,655	JPMorgan Chase Bank N.A.	7/11/2014	56,286	—	56,286
	USD 4,996,826	EUR 3,634,677	UBS AG	7/11/2014	19,704	—	19,704
	USD 5,630,640	EUR 4,160,182	Barclays Bank PLC Wholesale	9/19/2014	—	(67,542)	(67,542)
	USD 460,138	GBP 273,309	Barclays Bank PLC Wholesale	7/11/2014	—	(7,572)	(7,572)
	USD 5,386,498	GBP 3,220,183	Credit Suisse International	7/11/2014	—	(124,139)	(124,139)
	USD 108,214	GBP 64,756	Deutsche Bank AG London	7/11/2014	—	(2,601)	(2,601)
	USD 311,689	GBP 186,729	Goldman Sachs International	7/11/2014	—	(7,856)	(7,856)
	USD 41,610	GBP 24,787	JPMorgan Chase Bank N.A.	7/11/2014	—	(808)	(808)
	USD 5,386,916	GBP 3,220,183	Merrill Lynch International	7/11/2014	—	(123,719)	(123,719)
	USD 491,967	GBP 293,232	UBS AG	7/11/2014	—	(9,835)	(9,835)
					$177,173	($378,186)	($201,013)

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase a portfolio’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a portfolio’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When a portfolio purchases an option, the premium paid by the portfolio is included in the Portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the portfolio realizes a loss equal to the cost of the option. If a portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If a portfolio enters into a closing sale transaction, the portfolio realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When a portfolio writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the portfolio.

During the six months ended June 30, 2014, the portfolios purchased options for the following reasons: Health Science Trust purchased options to manage against anticipated changes in securities markets and to gain exposure to certain securities. Mutual Shares Trust purchased options to manage against changes in securities markets and maintain diversity and liquidity of the portfolio. The following table summarizes the approximate range of market values of purchased options held by the portfolios during the six months ended June 30, 2014, as measured at each quarter end.

At June 30, 2014, the portfolios held no purchased options.

Portfolio	Market Value Range
Health Science Trust	up to $135
Mutual Shares Trust	up to $379.9 thousand

DERIVATIVE INSTRUMENTS, CONTINUED

The following tables summarize the portfolios’ written options activities during the six months ended June 30, 2014. In addition, the tables detail how the portfolios used written option contracts during the six months ended June 30, 2014.

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Alpha Opportunities Trust
Outstanding, beginning of period	—	—
Options written	223	$35,864
Options closed	(69)	(11,877)
Options exercised	—	—
Options expired	—	—
Outstanding, end of period	154	$23,987
Capital Appreciation Value Trust
Outstanding, beginning of period	2,268	$503,254
Options written	2,187	471,772
Options closed	(933)	(206,611)
Options exercised	(806)	(158,788)
Options expired	(154)	(18,148)
Outstanding, end of period	2,562	$591,479
Health Sciences Trust
Outstanding, beginning of period	1,015	$698,384
Options written	585	263,391
Option closed	(95)	(59,843)
Options exercised	(207)	(56,458)
Options expired	(1,154)	(769,453)
Outstanding, end of period	144	$76,021

Alpha Opportunities Trust

The portfolio used written options to manage against anticipated changes in securities.

Fund	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Alpha Opportunities Trust	CALLS
	ISIS Pharmaceuticals, Inc.	$36.00	Oct 2014	128	$19,856	($56,320)
	Allergan, Inc.	170.00	Jul 2014	13	2,606	(5,525)
	Allergan, Inc.	175.00	Jul 2014	13	1,525	(2,697)
				154	$23,987	($64,542)

Health Sciences Trust

The portfolio used written options to manage against changes in securities and to gain exposure to certain securities.

Portfolio	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Health Sciences Trust	CALLS
	Allergan, Inc.	$150.00	Sep 2014	21	$7,707	($48,720)
	Celgene Corp.	82.50	Jul 2014	20	4,483	(7,850)
	Gilead Sciences, Inc.	75.00	Jul 2014	50	19,074	(40,250)
	Regeneron Pharmaceuticals, Inc.	350.00	Aug 2014	9	26,194	(653)
	Vertex Pharmaceuticals, Inc.	105.00	Oct 2014	10	4,726	(4,050)
				110	$62,184	($101,523)

	PUTS
	Catamaran Corp.	$47.50	Jul 2014	34	$13,837	($11,730)
				34	$13,837	($11,730)

DERIVATIVE INSTRUMENTS, CONTINUED

Capital Appreciation Value Trust

The portfolio used written options to manage against changes in securities and to gain exposure to certain securities.

Portfolio	Counterparty	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Capital Appreciation Value Trust	CALLS
	Citigroup Global Markets	Anadarko Petroleum Corp.	$110.00	Jan 2015	18	$7,405	($15,480)
	Citigroup Global Markets	Anadarko Petroleum Corp.	115.00	Jan 2015	11	3,138	(7,068)
	Morgan Stanley Company, Inc.	Apache, Corp.	92.50	Jan 2015	42	12,975	(47,775)
	Morgan Stanley Company, Inc.	Apache, Corp.	90.00	Jan 2015	21	8,429	(27,458)
	Morgan Stanley Company, Inc.	Apache, Corp.	97.50	Jan 2015	18	7,380	(14,580)
	Morgan Stanley Company, Inc.	Apache, Corp.	95.00	Jan 2015	57	17,475	(55,148)
	Morgan Stanley Company, Inc.	Apache, Corp.	105.00	Jan 2015	18	4,230	(8,235)
	Morgan Stanley Company, Inc.	Apache, Corp.	100.00	Jan 2015	37	12,469	(25,068)
	Morgan Stanley Company, Inc.	CVS Caremark Corp.	77.50	Aug 2014	12	1,915	(930)
	Morgan Stanley Company, Inc.	CVS Caremark Corp.	80.00	Aug 2014	12	1,194	(342)
	Morgan Stanley Company, Inc.	CVS Caremark Corp.	80.00	Jan 2015	12	2,708	(2,094)
	Morgan Stanley Company, Inc.	CVS Caremark Corp.	77.50	Jan 2015	12	3,610	(3,138)
	JPMorgan Clearing	Danaher Corp.	85.00	Sep 2014	12	1,609	(690)
	JPMorgan Clearing	Danaher Corp.	80.00	Sep 2014	12	3,485	(2,370)
	JPMorgan Clearing	Danaher Corp.	85.00	Jan 2015	12	2,936	(2,070)
	JPMorgan Clearing	Danaher Corp.	90.00	Jan 2015	42	8,694	(3,255)
	JPMorgan Company	Danaher Corp.	80.00	Jan 2015	12	5,049	(4,320)
	Merrill Lynch Pierce	Google, Inc.	1,330.00	Sep 2014	1	3,997	(435)
	Merrill Lynch Pierce	Google, Inc.	1,280.00	Sep 2014	1	5,707	(940)
	Merrill Lynch Pierce	Google, Inc.	1,330.00	Jan 2015	1	6,097	(1,915)
	Merrill Lynch Pierce	Google, Inc.	1,280.00	Jan 2015	1	7,987	(2,915)
	Morgan Stanley Company, Inc.	Lowe’s Companies, Inc.	55.00	Oct 2014	9	1,342	(171)
	Morgan Stanley Company, Inc.	Lowe’s Companies, Inc.	52.50	Oct 2014	9	2,079	(437)
	JPMorgan Clearing	Lowe’s Companies, Inc.	55.00	Jan 2015	105	23,799	(6,090)
	Morgan Stanley Company, Inc.	Lowe’s Companies, Inc.	55.00	Jan 2015	9	1,900	(522)
	Morgan Stanley Company, Inc.	Lowe’s Companies, Inc.	52.50	Jan 2015	9	2,681	(954)
	Citigroup Global Markets	Pfizer, Inc.	35.00	Jan 2015	61	3,777	(6)
	Citigroup Global Markets	Pfizer, Inc.	32.00	Jan 2015	61	8,989	(2,684)
	Morgan Stanley Company, Inc.	State Street Corp.	72.50	Aug 2014	14	2,511	(371)
	Morgan Stanley Company, Inc.	State Street Corp.	70.00	Aug 2014	14	3,697	(1,022)
	Morgan Stanley Company, Inc.	State Street Corp.	72.50	Jan 2015	14	4,738	(2,429)
	Morgan Stanley Company, Inc.	State Street Corp.	70.00	Jan 2015	14	6,098	(3,619)
	JPMorgan Clearing	TE Connectivity, Ltd.	65.00	Jul 2014	16	985	(160)
	JPMorgan Company	TE Connectivity, Ltd.	65.00	Oct 2014	16	2,059	(1,640)
	Citigroup Global Markets	Texas Instruments, Inc.	50.00	Oct 2014	133	16,122	(11,970)
	Citigroup Global Markets	Texas Instruments, Inc.	50.00	Jan 2015	134	22,427	(20,837)
	Citigroup Global Markets	Texas Instruments, Inc.	45.00	Jan 2015	350	70,053	(142,625)
	Citigroup Global Markets	The Boeing Company	155.00	Jan 2015	27	7,826	(1,539)
	Citigroup Global Markets	The Boeing Company	150.00	Jan 2015	27	10,242	(2,457)
	Citigroup Global Markets	The Boeing Company	145.00	Jan 2015	28	13,602	(4,116)
	Morgan Stanley Company, Inc.	The PNC Financial Services Group, Inc.	87.50	Aug 2014	11	1,875	(2,772)
	Morgan Stanley Company, Inc.	The PNC Financial Services Group, Inc.	90.00	Aug 2014	11	1,151	(1,342)
	Morgan Stanley Company, Inc.	The PNC Financial Services Group, Inc.	90.00	Jan 2015	74	13,966	(26,640)
	Morgan Stanley Company, Inc.	The PNC Financial Services Group, Inc.	87.50	Jan 2015	11	3,774	(5,363)
	Morgan Stanley Company, Inc.	The PNC Financial Services Group, Inc.	95.00	Jan 2015	4	661	(661)
	JPMorgan Clearing	The Procter & Gamble Company	85.00	Jan 2015	67	11,615	(3,886)
	JPMorgan Clearing	TRWAutomotive Holdings Corp.	95.00	Jul 2014	5	518	(75)
	JPMorgan Clearing	TRWAutomotive Holdings Corp.	90.00	Jul 2014	5	1,058	(588)
	JPMorgan Clearing	TRWAutomotive Holdings Corp.	90.00	Oct 2014	5	1,841	(1,925)
	JPMorgan Clearing	TRWAutomotive Holdings Corp.	95.00	Oct 2014	5	1,170	(963)
	Citigroup Global Markets	United Technologies Corp.	130.00	Aug 2014	8	776	(24)
	Citigroup Global Markets	United Technologies Corp.	125.00	Aug 2014	8	1,672	(104)
	Citigroup Global Markets	United Technologies Corp.	120.00	Jan 2015	83	32,299	(26,145)
	Citigroup Global Markets	United Technologies Corp.	125.00	Jan 2015	83	22,511	(14,027)
	Citigroup Global Markets	United Technologies Corp.	130.00	Jan 2015	8	2,168	(660)
	Citigroup Global Markets	United Technologies Corp.	125.00	Jan 2015	8	3,376	(1,352)

	EXCHANGED TRADED
		AutoZone, Inc.	570.00	Sep 2014	1	1,907	(445)
		AutoZone, Inc.	600.00	Sep 2014	1	1,047	(110)
		AutoZone, Inc.	600.00	Jan 2015	1	1,867	(765)
		AutoZone, Inc.	570.00	Jan 2015	1	2,877	(1,505)
		JPMorgan Chase & Company	60.00	Sep 2014	15	3,750	(915)
		JPMorgan Chase & Company	65.00	Sep 2014	15	1,395	(120)
		JPMorgan Chase & Company	70.00	Jan 2015	250	24,267	(3,375)

DERIVATIVE INSTRUMENTS, CONTINUED

Portfolio	Counterparty	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Capital Appreciation Value Trust (continued)	EXCHANGED TRADED
		JPMorgan Chase & Company	$65.00	Jan 2015	15	$2,670	($638)
		JPMorgan Chase & Company	60.00	Jan 2015	15	5,280	(2,333)
		Philip Morris International, Inc.	95.00	Jan 2015	30	7,620	(1,125)
		Philip Morris International, Inc.	97.50	Jan 2015	81	18,392	(1,823)
		Texas Instruments, Inc.	50.00	Oct 2014	20	1,720	(1,800)
		Texas Instruments, Inc.	48.00	Oct 2014	20	2,800	(3,370)
		Texas Instruments, Inc.	50.00	Jan 2015	40	4,888	(6,220)
		The Boeing Company	140.00	Aug 2014	14	4,438	(420)
		The Boeing Company	135.00	Aug 2014	14	6,748	(1,099)
		The Boeing Company	135.00	Jan 2015	14	10,808	(5,145)
		The Boeing Company	140.00	Jan 2015	14	8,288	(3,234)
		The Procter & Gamble Company	85.00	Jan 2015	191	46,870	(11,078)
					2,562	$591,479	($561,917)

Fair value of derivative instruments by risk category

The tables below summarize the fair value of derivatives held by the portfolios at June 30, 2014 by risk category:

Portfolio	Risk	Statement of Assets and Liabilities Location	Financial Instruments Location	Asset Derivative Fair Value	Liability Derivatives Fair Value
500 Index Trust B	Equity contracts	Receivable/payable for futures	Futures†	$751,741
				$751,741
All Cap Core Trust	Equity contracts	Receivable/payable for futures	Futures†	$6,820
				$6,820
Alpha Opportunities Trust	Equity contracts	Written options, at value	Written Options	—	($64,542)
				—	($64,542)
Capital Appreciation Value Trust	Equity contracts	Written options, at value	Written Options	—	($561,917)
				—	($561,917)
Health Sciences Trust	Equity contracts	Written options, at value	Written Options	—	($113,253)
				—	($113,253)
International Core Trust	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	$504,144	($1,340,316)
				$504,144	($1,340,316)
International Equity Index Trust B	Equity contracts	Receivable/payable for futures	Futures†	$100,151	($177)
				$100,151	($177)
Mid Cap Index Trust	Equity contracts	Receivable/payable for futures	Futures†	$316,308	—
				$316,308	—
Mutual Shares Trust	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	$415,181	($2,386,325)
				$415,181	($2,386,325)
Small Cap Index Trust	Equity contracts	Receivable/payable for futures	Futures†	$174,859	—
				$174,859	—
Strategic Equity Allocation Trust	Equity contracts	Receivable/payable for futures	Futures†	$2,179,814	—
				$2,179,814	—
Total Stock Market Index Trust	Equity contracts	Receivable/payable for futures	Futures†	$135,294	—
				$135,294	—
Utilities Trust	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	$177,173	($378,186)
				$177,173	($378,186)

†	Reflects cumulative appreciation/depreciation on futures as disclosed on Note 3. Only the year end variation margin is separately disclosed in the Statements of assets and liabilities.

DERIVATIVE INSTRUMENTS, CONTINUED

Effect of derivative instruments on the Statements of operations

The tables below summarize the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2014:

	Statement of Operations Location — Net Realized Gain (Loss) on:
Portfolio	Risk	Investments (Purchased options)	Written options	Futures contracts	Investments in unaffiliated issuers and foreign currency transactions*	Total
500 Index Trust B	Equity contracts	—	—	$7,812,551	—	$7,812,551
		—	—	$7,812,551	—	$7,812,551
All Cap Core Trust	Equity contracts	—	—	$219,183	—	$219,183
		—	—	$219,183	—	$219,183
Alpha Opportunities Trust	Equity contracts	($27,489)	($13,621)	—	—	($41,110)
		($27,489)	($13,621)	—	—	($41,110)
Capital Appreciation Value Trust	Equity contracts	—	($7,880)	—	—	($7,880)
		—	($7,880)	—	—	($7,880)
Health Sciences Trust	Equity contracts	($3,501)	$795,575	—	—	$792,074
		($3,501)	$795,575	—	—	$792,074
International Core Trust	Equity contracts	—	—	($26)	—	($26)
	Foreign exchange contracts	—	—	—	($972,473)	(972,473)
		—	—	($26)	($972,473)	($972,499)
International Equity Index Trust B	Equity contracts	—	—	$1,440,150		$1,440,150
		—	—	$1,440,150		$1,440,150
Mid Cap Index Trust	Equity contracts	—	—	$1,703,077	—	$1,703,077
		—	—	$1,703,077	—	$1,703,077
Mutual Shares Trust	Foreign exchange contracts	—	—	—	$5,677,594	$5,677,594
		—	—	—	$5,677,594	$5,677,594
Small Cap Index Trust	Equity contracts	—	—	$328,946	—	$328,946
		—	—	$328,946	—	$328,946
Strategic Equity Allocation Trust	Equity contracts	—	—	$28,796,575	—	$28,796,575
		—	—	$28,796,575	—	$28,796,575
Total Stock Market Index Trust	Equity contracts	—	—	$806,310	—	$806,310
		—	—	$806,310	—	$806,310
Utilities Trust	Foreign exchange contracts	—	—	—	($810,669)	($810,669)
		—	—	—	($810,669)	($810,669)

*	Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statement of operations.

The tables below summarize the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2014:

	Statement of Operations Location — Change in Unrealized Appreciation (Depreciation) of:
Portfolio	Risk	Investment (Purchased options)	Written options	Futures contracts	Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies*	Total
500 Index Trust	Equity contracts	—	—	($1,989,467)	—	($1,989,467)
		—	—	($1,989,467)	—	($1,989,467)
All Cap Core Trust	Equity contracts	—	—	($28,145)	—	($28,145)
		—	—	($28,145)	—	($28,145)
Alpha Opportunities Trust	Equity contracts	—	($40,555)	—	—	($40,555)
		—	($40,555)	—	—	($40,555)
Capital Appreciation Value Trust	Equity contracts	—	$375,212	—	—	$375,212
		—	$375,212	—	—	$375,212
Health Sciences Trust	Equity contracts	$3,366	($618,345)	—	—	($614,979)
		$3,366	($618,345)	—	—	($614,979)
International Core Trust	Foreign currency contracts	—	—	—	$288,095	$288,095
		—	—	—	$288,095	$288,095
International Equity Index Trust B	Equity contracts	—	—	($649,746)	—	($649,746)
		—	—	($649,746)	—	($649,746)
Mid Cap Index Trust	Equity contracts	—	—	($371,877)	—	($371,877)
		—	—	($371,877)	—	($371,877)
Mutual Shares Trust	Equity contracts	$54,209	—	—	—	$54,209
	Foreign currency contracts	—	—	—	$3,491,258	3,491,258

DERIVATIVE INSTRUMENTS, CONTINUED

	Statement of Operations Location — Change in Unrealized Appreciation (Depreciation) of:
Portfolio	Risk	Investment (Purchased options)	Written options	Futures contracts	Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies*	Total
		$54,209	—	—	$3,491,258	$3,545,467
Small Cap Index Trust	Equity contracts	—	—	($553,560)	—	($553,560)
		—	—	($553,560)	—	($553,560)
Strategic Equity Allocation Trust	Equity contracts	—	—	($10,775,835)	—	($10,775,835)
		—	—	($10,775,835)	—	($10,775,835)
Total Stock Market Index Trust	Equity contracts	—	—	($414,063)	—	($414,063)
		—	—	($414,063)	—	($414,063)
Utilities Trust	Foreign currency contracts	—	—	—	$588,692	$588,692
					$588,692	$588,692

*	Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in the caption on the Statement of operations.

4.  GUARANTEES AND INDEMNIFICATIONS  Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

5.  FEES AND TRANSACTIONS WITH AFFILIATES  John Hancock Investment Management Services, LLC (the Advisor) serves as investment adviser for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect wholly owned subsidiaries of MFC.

Management fee.  The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor equivalent, on an annual basis, as detailed below. Aggregate net assets generally include the net assets of the portfolios and the net assets of a similar portfolio of John Hancock Funds II (JHF II), unless otherwise noted below. JHF II funds are advised by the Advisor and are distributed by an affiliate of the Advisor, John Hancock Funds, LLC.

•	500 Index Trust B — a) 0.470% of the first $500 million of average net assets and b) 0.460% of the excess over $500 million of average net assets.

•	All Cap Core Trust — a) 0.800% of the first $500 million of aggregate net assets and b) 0.750% of the excess over $500 million of aggregate net assets.

•	Alpha Opportunities Trust — a) 1.025% of the first $250 million of aggregate net assets; b) 1.000% of aggregate net assets between $250 million and $500 million; c) 0.975% of aggregate net assets between $500 million and $1 billion; and d) 0.950% of the excess over $1 billion of aggregate net assets.

•	Blue Chip Growth Trust — a) 0.825% of the first $1 billion of aggregate net assets and b) 0.775% of the excess over $1 billion of aggregate net assets. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.800% on the first $1 billion of aggregate net assets.

•	Capital Appreciation Trust — a) 0.850% of the first $300 million of aggregate net assets; b) 0.800% of aggregate net assets between $300 million and $500 million; c) 0.700% of the aggregate net assets between $500 million and $1 billion; and d) 0.670% of the excess over $1 billion of aggregate net assets.

•	Capital Appreciation Value Trust — If net aggregate assets are less than $500 million, then the following fee schedule shall apply: a) 0.950% of the first $250 million of aggregate net assets and b) 0.850% of the excess over $250 million of aggregate net assets. If aggregate net assets equal or exceed $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.850% of the first $1 billion of aggregate net assets and b) 0.800% of the excess over $1 billion of aggregate net assets. If aggregate net assets equal or exceed $2 billion but are less than $3 billion, then the following fee schedule shall apply: a) 0.850% of the first $500 million of aggregate net assets and b) 0.800% of the excess over $500 million of aggregate net assets. If aggregate net assets equal or exceed $3 billion, then the advisory fee to be paid is 0.800% of aggregate net assets.

•	Core Strategy Trust and Franklin Templeton Founding Allocation Trust — The advisory fee has two components: a) a fee on net assets invested in affiliated funds (Affiliated fund assets) and b) a fee on net assets not invested in affiliated funds (Other assets). Affiliated funds are any fund of the Trust, John Hancock Funds II (JHF II) and John Hancock Funds III (JHF III) excluding Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B. The advisory fee paid on Affiliated fund assets is as follows: a) 0.050% on the first $500 million of aggregate net assets and b) 0.040% of the excess over $500 million in aggregate net assets. The advisory fee paid on Other assets is as follows: a) 0.500% on the first $500 million of aggregate net assets and b) 0.490% of the excess over $500 million in aggregate net assets.

•	Emerging Markets Value Trust — a) 1.000% of the first $100 million of aggregate net assets and b) 0.950% of the excess over $100 million of aggregate net assets.

•	Equity-Income Trust — a) 0.825% of the first $1 billion of aggregate net assets and b) 0.775% of the excess over $1 billion of aggregate net assets. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.800% on the first $1 billion of aggregate net assets.

•	Financial Services Trust — a) 0.800% of the first $250 million of aggregate net assets; b) 0.775% of aggregate net assets between $250 million and $500 million; c) 0.750% of aggregate net assets between $500 million and $1 billion; and d) 0.725% of the excess over $1 billion of aggregate net assets. Prior to June 25, 2014, advisory fees were paid as follows: a) 0.800% of the first $50 million of aggregate net assets; b) 0.775% of aggregate net assets between $50 million and $500 million; and c) 0.750% of the excess over $500 million of aggregate net assets.

•	Fundamental Value Trust — a) 0.700% of the first $500 million of aggregate net assets; b) 0.650% of aggregate net assets between $500 million and $1 billion; and c) 0.600% of the excess over $1 billion of aggregate net assets. Prior to June 25, 2014, advisory fees were paid as follows: a) 0.800% of the first $50 million of aggregate net assets; b) 0.775% of aggregate net assets between $50 million and $500 million; and c) 0.750% of the excess over $500 million of aggregate net assets.

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

•	Fundamental All Cap Core Trust — a) 0.675% of the first $2.5 billion of aggregate net assets and b) 0.650% of the excess over $2.5 billion of aggregate net assets.

•	Fundamental Large Cap Value Trust — a) 0.700% of the first $500 million of aggregate net assets; b) 0.650% of aggregate net assets between $500 million and $1 billion; and c) 0.600% of the excess over $1 billion of aggregate net assets.

•	Global Trust — Aggregate net assets are the aggregate net assets of Global Trust, International Value Trust, Income Trust, Mutual Shares Trust, JHF II Global Fund, JHF II International Value Fund, JHF II Income Fund, JHF II Mutual Shares Fund and JHF II International Small Cap Fund. The advisory fees paid are as follows: a) 0.850% of the first $1 billion of aggregate net assets and b) 0.800% of the excess over $1 billion of aggregate net assets.

•	Health Sciences Trust — a) 1.050% of the first $500 million of aggregate net assets; b) 1.000% of aggregate net assets between $500 million and $750 million; and c) 0.950% of the excess over $750 million of aggregate net assets. When aggregate net assets exceed $750 million, the advisory fee is 0.950% on all net assets. Prior to April 1, 2014 advisory fees were paid as follows: a) 1.050% of the first $500 million of aggregate net assets, b) 1.000% of the excess over $500 million of aggregate net assets.

•	International Core Trust — Aggregate net assets are the aggregate net assets of International Core Trust and JHF III International Core Fund. The advisory fees paid are as follows: a) 0.920% of the first $100 million of aggregate net assets; b) 0.895% of aggregate net assets between $100 million and $1 billion; c) 0.880% of aggregate net assets between $1 billion and $2 billion; d) 0.850% of aggregate net assets between $2 billion and $3 billion; e) 0.825% of aggregate net assets between $3 billion and $4 billion; and f) 0.800% of aggregate net assets in excess over $4 billion.

•	International Equity Index Trust B — a) 0.550% of the first $100 million of average net assets and b) 0.530% of the excess over $100 million of average net assets.

•	International Growth Stock Trust — a) 0.850% of the first $250 million of aggregate net assets; b) 0.800% of aggregate net assets between $250 million and $750 million; and c) 0.750% of the excess over $750 million of aggregate net assets.

•	International Small Company Trust — 0.950% of aggregate net assets.

•	International Value Trust — Aggregate net assets are the aggregate net assets of Global Trust, Income Trust, International Value Trust, Mutual Shares Trust, JHF II Global Fund, JHF II Income Fund, JHF II International Small Cap Fund, JHF II International Value Fund and JHF II Mutual Shares Fund. The advisory fees paid are as follows: a) 0.950% of the first $150 million of aggregate net assets; b) 0.850% of aggregate net assets between $150 million and $300 million; and c) 0.800% of the excess over $300 million of aggregate net assets. However, when aggregate net assets exceed $300 million, then the advisory fee rate is 0.800% of aggregate net assets.

•	Lifestyle PS Series — The advisory fee has two components: a) a fee on net assets invested in affiliated funds (Affiliated fund assets) excluding Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B, and b) a fee on net assets not invested in affiliated funds (Other assets). The advisory fee paid on Affiliated fund assets is as follows: a) 0.050% of the first $7.5 billion of aggregate net assets and b) 0.040% of the excess over $7.5 billion in aggregate net assets. The advisory fee paid on Other assets is as follows: a) 0.500% of the first $7.5 billion of aggregate net assets and b) 0.490% of the excess over $7.5 billion in aggregate net assets.

•	Mid Cap Index Trust and Small Cap Index Trust — a) 0.490% of the first $250 million of average net assets; b) 0.480% of average net assets between $250 million and $500 million; and c) 0.460% of the excess over $500 million of average net assets.

•	Mid Cap Stock Trust — a) 0.875% of the first $200 million of aggregate net assets; b) 0.850% of aggregate net assets between $200 million and $500 million; and c) 0.825% of the excess over $500 million of aggregate net assets.

•	Mid Value Trust — a) 1.050% of the first $50 million of aggregate net assets; and b) 0.950% of the excess over $50 million of aggregate net assets.

•	Mutual Shares Trust — a) 0.960% of the first $750 million of aggregate net assets; and b) 0.920% of the excess over $750 million of aggregate net assets. When Aggregate Net Assets for the Mutual Shares Trust exceed $750 million, the advisory fee is 0.92% on all net assets of the Mutual Shares Trust.

•	Natural Resources Trust — a) 1.000% of the first $1 billion of aggregate net assets and b) 0.975% of aggregate net assets between $1 billion and $2 billion; and c) 0.950% excess over $2 billion of aggregate net assets.

•	Real Estate Securities Trust — 0.700% of aggregate net assets.

•	Science & Technology Trust and Small Company Value Trust — a) 1.050% of the first $500 million of aggregate net assets and b) 1.000% of the excess over $500 million of aggregate net assets.

•	Small Cap Growth Trust — a) 1.100% of the first $100 million of aggregate net assets; and b) 1.050% of the excess over $100 million of aggregate net assets.

•	Small Cap Opportunities Trust — a) 1.000% of the first $500 million of aggregate net assets; b) 0.950% of aggregate net assets between $500 million and $1 billion; c) 0.900% of aggregate net assets between $1 billion and $2 billion; and d) 0.850% of the excess over $2 billion of aggregate net assets.

•	Small Cap Value Trust — a) 1.100% of the first $100 million of aggregate net assets; b) 1.050% of aggregate net assets between $100 million and $600 million; and c) 1.000% of the excess over $600 million of aggregate net assets.

•	Small Company Growth Trust — a) 1.050% of the first $250 million of aggregate net assets and b) 1.000% of the excess over $250 million of aggregate net assets. However, when the aggregate net assets of the portfolio, JHF II Small Company Growth Fund, Small Cap Opportunities Trust, JHF II Small Cap Opportunities Fund, International Growth Stock Trust, JHF II International Growth Stock Fund, Value Trust and JHF II Value Fund, exceed $1 billion, then the advisory rate for Small Company Growth Trust will be 1.000% of aggregate net assets.

•	Strategic Equity Allocation Trust — a) 0.675% of the first $2.5 billion of aggregate net assets; b) 0.650% of aggregate net assets between $2.5 billion and $7.5 billion; c) 0.625% of aggregate net assets between $7.5 billion and $10 billion and d) 0.600% of the excess over $10 billion of aggregate net assets.

•	Total Stock Market Index Trust — a) 0.490% of the first $250 million of aggregate net assets; b) 0.480% of aggregate net assets between $250 million and $500 million; and c) 0.460% of the excess over $500 million of aggregate net assets.

•	U.S. Equity Trust — a) 0.780% of the first $500 million of aggregate net assets; b) 0.760% of aggregate net assets between $500 million and $1 billion; and c) 0.740% of the excess over $1 billion of aggregate net assets.

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

•	Utilities Trust — a) 0.825% of the first $600 million of aggregate net assets; b) 0.800% of aggregate net assets between $600 million and $900 million; c) 0.775% of aggregate net assets between $900 million and $1.5 billion; and d) 0.700% of the excess over $1.5 billion of aggregate net assets.

•	Value Trust — a) 0.750% of the first $200 million of aggregate net assets; b) 0.725% of aggregate net assets between $200 million and $500 million; and c) 0.650% of the excess over $500 million of aggregate net assets.

The organizations described below act as the subadvisors to the Trust and its portfolios pursuant to Subadvisory Agreements with the Advisor. Portfolio management is allocated among the following managers:

Portfolios	Subadvisor
Science & Technology Trust	Allianz Global Investors U.S. LLC; T. Rowe Price Associates, Inc.
Real Estate Securities Trust	Deutsche Investment Management Americas, Inc.
Emerging Markets Value Trust	Dimensional Fund Advisors LP
International Small Company Trust
Small Cap Opportunities Trust	Dimensional Fund Advisors LP; Invesco Advisers, Inc.
Mutual Shares Trust	Franklin Mutual Advisers, LLC
International Core Trust	Grantham, Mayo, Van Otterloo & Co. LLC
U.S. Equity Trust
International Growth Stock Trust	Invesco Advisers, Inc.
Small Company Growth Trust
Value Trust
Capital Appreciation Trust	Jennison Associates LLC
Core Strategy Trust	John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John
Lifestyle Aggressive PS Series	Hancock Asset Management a division of Manulife Asset Management (North America)
Lifestyle Balanced PS Series	Limited[1,2,3]
Lifestyle Conservative PS Series
Lifestyle Growth PS Series
Lifestyle Moderate PS Series
Financial Services Trust[4]	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1,3]
Franklin Templeton Founding Allocation Trust
Fundamental All Cap Core Trust Fundamental Value Trust[4]
Fundamental Large Cap Value Trust
Strategic Equity Allocation Trust
500 Index Trust B	John Hancock Asset Management a division of Manulife Asset Management (North America)
Mid Cap Index Trust	Limited[2,3]
Small Cap Index Trust
Total Stock Market Index Trust
Utilities Trust	MFS Investment Management
All Cap Core Trust	QS Investors, LLC.
International Equity Index Trust B	SSgA Funds Management, Inc.
Blue Chip Growth Trust	T. Rowe Price Associates, Inc.
Capital Appreciation Value Trust
Equity-Income Trust
Health Sciences Trust
Mid Value Trust
Small Company Value Trust
Global Trust	Templeton Global Advisors Limited
International Value Trust	Templeton Investment Counsel, LLC
Alpha Opportunities Trust	Wellington Management Company LLP
Mid Cap Stock Trust
Small Cap Growth Trust
Small Cap Value Trust
Natural Resources Trust	Wellington Management Company LLP[5]

1	An affiliate of the Advisor.

2	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

3	Manulife Asset Management (US), LLC is doing business as John Hancock Asset Management.

4	Effective June 25, 2014, John Hancock Asset Management (U.S.) replaced Davis Selected Advisers, L.P. as subadvisor.

5	Prior to March 20, 2014, subadvisor responsibilities for the portfolio were shared with R.S. Investments.

The portfolios are not responsible for payment of the subadvisory fees.

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Expense reimbursements. The Advisor voluntarily agreed to waive a portion of its management fee if certain expenses of the respective portfolios exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses, and extraordinary expenses not incurred in the ordinary course of the portfolios’ business, advisory fees, Rule 12b-1 fees, and fees under any agreements or plans of the portfolios dealing with services for shareholders and others with beneficial interests in shares of the portfolios. This expense reduction will continue in effect until terminated by the Advisor.

Portfolio	Expense limitation as a percentage of average net assets
All Cap Core Trust	0.200%
Alpha Opportunities Trust	0.200%
American Asset Allocation Trust	0.100%
American Global Growth Trust	0.100%
American Growth Trust	0.100%
American Growth-Income Trust	0.100%
American International Trust	0.100%
American New World Trust	0.100%
Blue Chip Growth Trust	0.200%
Capital Appreciation Trust	0.200%
Capital Appreciation Value Trust	0.200%
Core Strategy Trust	0.100%
Emerging Markets Value Trust	0.250%
Equity-Income Trust	0.200%
Financial Services Trust	0.200%
Franklin Templeton Founding Allocation Trust	0.100%
Fundamental All Cap Core Trust	0.200%
Fundamental Large Cap Value Trust	0.200%
Fundamental Value Trust	0.200%
Global Trust	0.250%
Health Sciences Trust	0.200%
International Core Trust	0.250%
International Growth Stock Trust	0.250%
International Small Company Trust	0.250%
International Value Trust	0.250%
Mid Cap Index Trust	0.075%
Mid Cap Stock Trust	0.200%
Mid Value Trust	0.200%
Mutual Shares Trust	0.200%
Natural Resources Trust	0.200%
Real Estate Securities Trust	0.200%
Science & Technology Trust	0.200%
Small Cap Growth Trust	0.200%
Small Cap Index Trust	0.075%
Small Cap Opportunities Trust	0.200%
Small Cap Value Trust	0.200%
Small Company Growth Trust	0.200%
Small Company Value Trust	0.200%
Strategic Equity Allocation Trust	0.200%
Total Stock Market Index Trust	0.075%
U.S. Equity Trust	0.200%
Utilities Trust	0.200%
Value Trust	0.200%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain portfolios of the John Hancock complex, (the participating portfolios including certain of the portfolios presented in this report). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each portfolio. This arrangement may be amended or terminated at any time by the Advisor upon notice to the portfolio and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive its advisory fee for 500 Index Trust B and International Equity Index Trust B in an amount so that annual operating expenses do not exceed its total annual fund operating expenses after reimbursement. The waiver excludes taxes, short dividends, brokerage commissions, interest expense, acquired fund fees, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business. The Advisor’s obligation to provide the expense cap will remain in effect until April 30, 2015, unless renewed by mutual agreement of the portfolios and the Advisor based upon determination that this is appropriate under the circumstances at the time.

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

The Advisor has contractually agreed to waive its management fee for Global Trust, International Value Trust and Small Cap Opportunities Trust so that the amount retained by the Advisor after the payment of subadvisory fees does not exceed 0.45% of the portfolios’ average daily net assets. The expense reimbursements will remain in effect until April 30, 2015, unless renewed by mutual agreement of the portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at that time and may be terminated at any time thereafter.

The Advisor has contractually agreed to waive its advisory fee for Mid Cap Index Trust and Small Cap Index Trust by 0.10% and 0.05% of the portfolios’ average net assets, respectively. The expense limitation agreements expire on April 30, 2015, unless renewed by mutual agreement of the portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to reimburse its advisory fee for the Lifestyle PS Series so that certain other expenses do not exceed 0.04% of average annual net assets of the Lifestyle PS Series. This waiver includes all expenses except taxes, brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business, advisory fees, Rule 12b-1 fees, underlying fund expenses and short dividends. This expense reimbursement will remain in effect until April 30, 2015, and may terminate at any time thereafter.

Effective June 25, 2014, the Advisor has contractually agreed to waive its gross advisory fee for Financial Services Trust so that is does not exceed 0.78% of average annual net portfolio’s average net assets. This expense limitation agreement expires on April 30, 2016, unless renewed by mutual agreement of the portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to limit its advisory fee for Strategic Equity Allocation Trust in an amount so that the annual operating expenses do not exceed 0.47%. This waiver may be terminated at any time by the Advisor.

The Advisor has voluntarily agreed to waive its management fee by 0.03% for Natural Resources Trust and the Alpha Opportunities Trust. This waiver may be terminated at any time by the Advisor.

The Advisor has voluntarily agreed to reduce its advisory fee for portfolios that are subadvised by T. Rowe Price Associates, Inc. by the amount that the subadvisory fee is reduced pursuant to the subadvisory agreement with T. Rowe Price. This waiver impacts Blue Chip Growth Trust, Capital Appreciation Value Trust, Equity-Income Trust, Health Sciences Trust, Mid Value Trust, Science & Technology Trust, and Small Company Value Trust. This waiver may be terminated at any time by the Advisor.

The Advisor has voluntarily agreed to reduce its advisory fee for portfolios that are subadvised by Deutsche Investment Management Americas, Inc. by 4% of the advisory fee on aggregate assets over $1.6 billion pursuant to the advisory agreement with Deutsche Investment Management Americas, Inc. This waiver impacts Real Estate Securities Trust and may be terminated at any time by the Advisor.

For the six months ended June 30, 2014, the waivers under these agreements amounted to:

EXPENSE REIMBURSEMENT BY CLASS

Portfolio	Series I	Series II	Series III	Series NAV	Total
500 Index Trust B	$1,894,480	$59,585	—	$1,641,778	$3,595,843
All Cap Core Trust	2,652	241	—	8,885	11,778
Alpha Opportunities Trust	182	—	—	161,081	161,263
American Asset Allocation Trust	6,978	44,315	$5,385	—	56,678
American Global Growth Trust	190	7,043	1,220	—	8,453
American Growth Trust	3,521	28,012	3,628	—	35,161
American Growth-Income Trust	8,418	25,419	8,627	—	42,464
American International Trust	2,893	16,885	1,720	—	21,498
American New World Trust	476	1,965	66	—	2,507
Blue Chip Growth Trust	58,742	25,478	—	260,382	344,602
Capital Appreciation Trust	6,307	2,351	—	26,245	34,903
Capital Appreciation Value Trust	533	64,709	—	5,415	70,657
Emerging Markets Value Trust	127	—	—	32,918	33,045
Equity-Income Trust	62,074	33,958	—	286,975	383,007
Financial Services Trust	4,149	785	—	747	5,681
Fundamental All Cap Core Trust	4,834	2,040	—	44,481	51,355
Fundamental Large Cap Value Trust	8,644	1,318	—	24,600	34,562
Fundamental Value Trust	11,101	8,122	—	29,056	48,279
Global Trust	12,337	2,290	—	33,602	48,229
Health Sciences Trust	31,401	25,634	—	21,702	78,737
International Core Trust	1,581	707	—	24,772	27,060
International Equity Index Trust B	325,714	28,048	—	403,336	757,098
International Growth Stock Trust	93	739	—	17,178	18,010
International Small Company Trust	1,445	850	—	1,288	3,583
International Value Trust	3,794	3,051	—	32,444	39,289
Lifestyle Aggressive PS Series	4,431	24,941	—	365	29,737
Lifestyle Balanced PS Series	440	17,348	—	347	18,135
Lifestyle Conservative PS Series	227	13,612	—	18	13,857
Lifestyle Growth PS Series	584	32,374	—	20	32,978
Lifestyle Moderate PS Series	164	11,077	—	13	11,254
Mid Cap Index Trust	330,517	38,929	—	45,074	414,520
Mid Cap Stock Trust	6,362	3,585	—	19,319	29,266
Mid Value Trust	91,985	21,687	—	137,155	250,827
Mutual Shares Trust	6,857	—	—	14,769	21,626
Natural Resources Trust	3,717	24,204	—	17,261	45,182
Real Estate Securities Trust	2,886	2,000	—	7,760	12,646
Science & Technology Trust	80,178	9,822	—	4,246	94,246
Small Cap Growth Trust	3,958	1,336	—	12,083	17,377
Small Cap Index Trust	76,723	14,701	—	18,403	109,827

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Portfolio	Series I	Series II	Series III	Series NAV	Total
Small Cap Opportunities Trust	$58,367	$25,382	—	$59,232	$142,981
Small Cap Value Trust	11,539	1,436	—	11,415	24,390
Small Company Growth Trust	—	—	—	4,832	4,832
Small Company Value Trust	24,507	20,667	—	74,636	119,810
Strategic Equity Allocation Trust	—	—	—	7,402,299	7,402,299
U.S. Equity Trust	4,476	266	—	25,126	29,868
Utilities Trust	13,927	809	—	1,132	15,868
Value Trust	17,767	1,100	—	927	19,794

Expense recapture.  The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the portfolio is below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended June 30, 2014, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates.

The following portfolios recaptured operating expenses during the period and/or have amounts eligible for recovery going forward.

Portfolio	Amounts Eligible for recovery through December 1, 2014	Amounts Eligible for recovery through December 1, 2015	Amounts Eligible for recovery through December 1, 2016	Amounts Eligible for recovery through June 1, 2017	Amount recovered during the period ended June 30, 2014
500 Index Trust B	$817,743	$2,637,042	$6,219,935	$3,595,843	—
International Equity Index Trust B	291,140	831,519	1,456,715	757,098	—
Lifestyle Aggressive PS Series	—	—	40,576	29,737	—
Lifestyle Balanced PS Series	—	—	—	—	$5,108
Lifestyle Conservative PS Series	32,730	21,032	22,472	10,314	—
Lifestyle Growth PS Series	—	—	—	—	3,036
Lifestyle Moderate PS Series	22,957	11,677	13,254	4,970	8,703
Natural Resources Trust	—	—	—	10,850	—

Amounts recovered by class
Portfolio	Series I	Series II	Class NAV	Total
Lifestyle Balanced PS Series	$116	$4,904	$88	$5,108
Lifestyle Growth PS Series	40	2,994	2	3,036
Lifestyle Moderate PS Series	193	8,500	10	8,703

The investment management fees, including the impact of the waivers, reimbursements and amounts recaptured as described above, incurred for the six months ended June 30, 2014 were equivalent to a net annual effective rate of the portfolios’ average daily net assets.

Portfolio	Annual Effective Rate
500 Index Trust B	0.22%
All Cap Core Trust	0.77%
Alpha Opportunities Trust	0.93%
American Asset Allocation Trust	0.00%*
American Global Growth Trust	0.00%*
American Growth Trust	0.00%*
American Growth-Income Trust	0.00%*
American International Trust	0.00%*
American New World Trust	0.00%*
Blue Chip Growth Trust	0.74%
Capital Appreciation Trust	0.69%
Capital Appreciation Value Trust	0.77%
Core Strategy Trust	0.04%
Emerging Markets Value Trust	0.95%
Equity-Income Trust	0.74%
Financial Services Trust	0.77%
Franklin Templeton Founding Allocation Trust	0.04%
Fundamental All Cap Core Trust	0.67%
Fundamental Large Cap Value Trust	0.63%
Fundamental Value Trust	0.75%
Global Trust	0.79%
Health Sciences Trust	0.93%
International Core Trust	0.88%
International Equity Index Trust B	0.31%
International Growth Stock Trust	0.78%
International Small Company Trust	0.94%
International Value Trust	0.79%
Lifestyle Aggressive PS Series	0.00%
Lifestyle Balanced PS Series	0.04%
Lifestyle Conservative PS Series	0.02%
Lifestyle Growth PS Series	0.04%
Lifestyle Moderate PS Series	0.04%
Mid Cap Index Trust	0.37%
Mid Cap Stock Trust	0.83%
Mid Value Trust	0.90%
Mutual Shares Trust	0.91%
Natural Resources Trust	0.94%
Real Estate Securities Trust	0.69%
Science & Technology Trust	0.98%
Small Cap Growth Trust	1.05%
Small Cap Index Trust	0.44%
Small Cap Opportunities Trust	0.90%
Small Cap Value Trust	1.03%
Small Company Growth Trust	0.99%
Small Company Value Trust	0.97%
Strategic Equity Allocation Trust	0.49%
Total Stock Market Index Trust	0.48%
U.S. Equity Trust	0.75%
Utilities Trust	0.82%
Value Trust	0.69%

*	The JHVIT Feeder Funds do not incur investment advisory fees. For more information on these portfolios, see Note 1.

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Accounting and legal services.  Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended June 30, 2014 amounted to an annual rate of 0.01% of the portfolios’ average daily net assets.

Distribution and service plans.  The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Series I and Series II shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolio’s shares.

For all portfolios except American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust and American New World Trust, Rule 12b-1 maximum fee rates are as follows:

Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%

Currently, only 0.05% for Series I shares and 0.25% for Series II shares are charged for Rule 12b-1 fees. For American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust and American New World Trust, Rule 12b-1 maximum fee rates are as follows:

Class	Rule 12b-1 Fee
Series I	0.60%
Series II	0.75%
Series III	0.25%

Trustee expenses.  The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on its net assets relative to other portfolios within the John Hancock group of funds complex.

Interfund Lending Program:  Pursuant to an Exemptive Order issued by the SEC, the portfolios, along with certain other portfolios advised by the Advisor and JHA, may be allowed to participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating affiliated portfolios. Any open loans at period end are presented under the caption Payable for interfund lending in the respective portfolio’s Statement of assets and liabilities. The portfolios’ activity in this program during the period for which loans were outstanding was as follows:

Portfolio	Borrower or Lender	Average Loan Balance	Days Outstanding	Weighted Average	Interest Rate Income (Expense)
Blue Chip Growth Trust	Borrower	$40,854,321	1	0.450%	($511)
International Small Company Trust	Borrower	11,063,344	2	0.432%	(266)
U.S. Equity Trust	Borrower	11,042,882	2	0.450%	(276)
Fundamental Large Cap Value Trust	Lender	13,918,384	1	0.450%	174
Mid Cap Index Trust	Lender	11,213,087	1	0.430%	134
Mutual Shares Trust	Lender	11,043,377	1	0.450%	137
Strategic Equity Allocation Trust	Lender	11,700,299	1	0.430%	140
Small Cap Index Trust	Lender	10,560,643	1	0.440%	129
Total Stock Market Index Trust	Lender	11,577,994	1	0.440%	142

6.  FUND SHARE TRANSACTIONS Transactions in portfolios shares for the six months ended June 30, 2014 and for the year ended December 31, 2013 were as follows:

500 Index Trust B	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	2,438,640	$57,632,790	7,027,750	$145,347,046
Distributions reinvested	—	—	1,260,364	28,534,907
Repurchased	(1,907,531)	(45,007,831)	(3,953,458)	(84,411,207)
Net increase	531,109	$12,624,959	4,334,656	$89,470,746
Series II shares
Sold	82,839	$1,944,393	225,437	$4,722,870
Distributions reinvested	—	—	37,286	844,557
Repurchased	(230,708)	(5,424,832)	(669,577)	(13,848,450)
Net decrease	(147,869)	($3,480,439)	(406,854)	($8,281,023)
Series NAV shares
Sold	691,162	$16,252,082	2,652,724	$54,364,966
Distributions reinvested	—	—	1,140,044	25,812,297
Repurchased	(2,299,475)	(54,516,814)	(6,177,075)	(129,150,945)
Net decrease	(1,608,313)	($38,264,732)	(2,384,307)	($48,973,682)
Total net increase (decrease)	(1,225,073)	($29,120,212)	1,543,495	$32,216,041

FUND SHARE TRANSACTIONS, CONTINUED

All Cap Core Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	20,063	$512,344	200,372	$4,368,987
Distributions reinvested	—	—	41,954	1,022,729
Repurchased	(282,630)	(7,161,734)	(640,101)	(14,304,592)
Net decrease	(262,567)	($6,649,390)	(397,775)	($8,912,876)
Series II shares
Sold	31,518	$824,460	129,493	$2,900,726
Distributions reinvested	—	—	3,757	91,265
Repurchased	(97,444)	(2,437,390)	(199,447)	(4,479,238)
Net decrease	(65,926)	($1,612,930)	(66,197)	($1,487,247)
Series NAV shares
Sold	46,512	$1,175,234	104,591	$2,282,163
Distributions reinvested	—	—	145,169	3,540,985
Repurchased	(850,191)	(21,935,291)	(3,398,638)	(75,887,668)
Net decrease	(803,679)	($20,760,057)	(3,148,878)	($70,064,520)
Total net increase (decrease)	(1,132,172)	($29,022,377)	(3,612,850)	($80,464,643)

Alpha Opportunities Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	12,408	$195,953	8,791	$136,380
Distributions reinvested	—	—	5,486	84,222
Repurchased	(18,435)	(312,348)	(10,383)	(159,200)
Net increase (decrease)	(6,027)	($116,395)	3,894	$61,402
Series NAV shares
Sold	58,189	$955,680	33,480	$529,567
Distributions reinvested	—	—	6,233,911	95,835,720
Repurchased	(6,760,741)	(112,881,978)	(16,261,630)	(252,043,945)
Net decrease	(6,702,552)	($111,926,298)	(9,994,239)	($155,678,658)
Total net increase (decrease)	(6,708,579)	($112,042,693)	(9,990,345)	($155,617,256)

American Asset Allocation Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	308,533	$4,731,622	590,531	$8,375,161
Distributions reinvested	—	—	146,724	2,225,796
Repurchased	(674,661)	(10,337,944)	(1,575,013)	(21,884,473)
Net decrease	(366,128)	($5,606,322)	(837,758)	($11,283,516)
Series II shares
Sold	12,711	$193,610	114,906	$1,608,770
Distributions reinvested	—	—	820,871	12,452,605
Repurchased	(5,135,481)	(78,493,408)	(11,624,246)	(161,754,540)
Net decrease	(5,122,770)	($78,299,798)	(10,688,469)	($147,693,165)
Series III shares
Sold	10,503	$161,196	13,743	$190,247
Distributions reinvested	—	—	150,516	2,281,833
Repurchased	(638,607)	(9,815,356)	(1,315,889)	(18,399,019)
Net decrease	(628,104)	($9,654,160)	(1,151,630)	($15,926,939)
Total net increase (decrease)	(6,117,002)	($93,560,280)	(12,677,857)	($174,903,620)

American Global Growth Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	124,726	$1,919,882	154,056	$2,135,470
Issued in reorganization (Note 12)	—	—	103,037	1,359,864
Distributions reinvested	—	—	2,725	42,561
Repurchased	(27,706)	(431,084)	(118,477)	(1,576,666)
Net increase	97,020	$1,488,798	141,341	$1,961,229
Series II shares
Sold	125,021	$1,933,466	133,594	$1,805,812
Issued in reorganization (Note 12)	—	—	4,229,448	55,699,173
Distributions reinvested	—	—	103,908	1,619,932
Repurchased	(1,057,302)	(16,337,312)	(3,034,692)	(42,251,667)
Net increase (decrease)	(932,281)	($14,403,846)	1,432,258	$16,873,250
Series III shares
Sold	63,221	$981,885	20,337	$277,971
Issued in reorganization (Note 12)	—	—	2,647,788	34,878,519
Distributions reinvested	—	—	29,127	453,792
Repurchased	(188,283)	(2,914,178)	(475,375)	(6,871,738)
Net increase (decrease)	(125,062)	($1,932,293)	2,221,877	$28,738,544
Total net increase (decrease)	(960,323)	($14,847,341)	3,795,476	$47,573,023

FUND SHARE TRANSACTIONS, CONTINUED

American Growth Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	199,219	$4,533,937	803,955	$15,680,698
Distributions reinvested	—	—	24,378	544,368
Repurchased	(175,953)	(3,970,805)	(1,138,536)	(21,912,769)
Net increase (decrease)	23,266	$563,132	(310,203)	($5,687,703)
Series II shares
Sold	190,467	$4,259,363	35	$657
Distributions reinvested	—	—	151,477	3,371,885
Repurchased	(4,227,251)	(95,274,806)	(11,071,833)	(219,006,043)
Net decrease	(4,036,784)	($91,015,443)	(10,920,321)	($215,633,501)
Series III shares
Sold	52,106	$1,170,195	18,374	$369,865
Distributions reinvested	—	—	42,284	940,820
Repurchased	(383,861)	(8,694,637)	(964,935)	(19,356,522)
Net decrease	(331,755)	($7,524,442)	(904,277)	($18,045,837)
Total net increase (decrease)	(4,345,273)	($97,976,753)	(12,134,801)	($239,367,041)

American Growth-Income Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	38,066	$859,487	348,988	$6,353,989
Distributions reinvested	—	—	111,121	2,431,337
Repurchased	(820,653)	(18,300,059)	(2,068,400)	(39,147,029)
Net decrease	(782,587)	($17,440,572)	(1,608,291)	($30,361,703)
Series II shares
Sold	—	—	24,055	$461,337
Distributions reinvested	—	—	301,983	6,595,302
Repurchased	(4,102,971)	(91,675,298)	(11,354,437)	(219,439,977)
Net decrease	(4,102,971)	($91,675,298)	(11,028,399)	($212,383,338)
Series III shares
Sold	25,759	$572,429	9,315	$177,799
Distributions reinvested	—	—	156,812	3,424,785
Repurchased	(1,018,612)	(22,899,166)	(3,006,181)	(58,767,810)
Net decrease	(992,853)	($22,326,737)	(2,840,054)	($55,165,226)
Total net increase (decrease)	(5,878,411)	($131,442,607)	(15,476,744)	($297,910,267)

American International Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	270,647	$5,208,244	732,310	$12,446,002
Distributions reinvested	—	—	43,786	838,500
Repurchased	(362,204)	(6,964,488)	(1,031,088)	(17,831,427)
Net decrease	(91,557)	($1,756,244)	(254,992)	($4,546,925)
Series II shares
Sold	173,686	$3,349,169	388,716	$6,428,784
Distributions reinvested	—	—	223,988	4,287,127
Repurchased	(2,714,401)	(52,046,397)	(6,819,697)	(119,337,844)
Net decrease	(2,540,715)	($48,697,228)	(6,206,993)	($108,621,933)
Series III shares
Sold	32,235	$619,331	68,877	$1,166,153
Distributions reinvested	—	—	35,267	673,252
Repurchased	(164,181)	(3,166,334)	(409,175)	(7,219,677)
Net decrease	(131,946)	($2,547,003)	(305,031)	($5,380,272)
Total net increase (decrease)	(2,764,218)	($53,000,475)	(6,767,016)	($118,549,130)

American New World Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	178,639	$2,628,374	345,175	$4,819,909
Distributions reinvested	—	—	9,034	133,796
Repurchased	(93,309)	(1,334,312)	(82,569)	(1,148,675)
Net increase	85,330	$1,294,062	271,640	$3,805,030
Series II shares
Sold	411,191	$6,216,616	312,721	$4,354,981
Distributions reinvested	—	—	32,647	483,178
Repurchased	(517,201)	(7,729,944)	(1,079,967)	(15,036,481)
Net decrease	(106,010)	($1,513,328)	(734,599)	($10,198,322)
Series III shares
Sold	523	$7,669	7,599	$102,890
Distributions reinvested	—	—	1,763	26,064
Repurchased	(9,511)	(139,840)	(55,090)	(773,628)
Net decrease	(8,988)	($132,171)	(45,728)	($644,674)
Total net increase (decrease)	(29,668)	($351,437)	(508,687)	($7,037,966)

FUND SHARE TRANSACTIONS, CONTINUED

Blue Chip Growth Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	33,025	$1,122,408	202,978	$6,370,616
Distributions reinvested	—	—	24,655	793,631
Repurchased	(900,654)	(30,855,441)	(1,657,888)	(47,095,669)
Net decrease	(867,629)	($29,733,033)	(1,430,255)	($39,931,422)
Series II shares
Sold	91,012	$3,110,681	426,286	$12,629,399
Distributions reinvested	—	—	4,615	147,367
Repurchased	(690,404)	(23,246,787)	(1,134,303)	(32,253,053)
Net decrease	(599,392)	($20,136,106)	(703,402)	($19,476,287)
Series NAV shares
Sold	188,935	$6,390,468	321,800	$8,746,468
Distributions reinvested	—	—	127,133	4,087,331
Repurchased	(4,825,921)	(166,548,735)	(12,924,722)	(372,020,413)
Net decrease	(4,636,986)	($160,158,267)	(12,475,789)	($359,186,614)
Total net increase (decrease)	(6,104,007)	($210,027,406)	(14,609,446)	($418,594,323)

Capital Appreciation Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	214,263	$3,445,706	422,345	$6,078,599
Distributions reinvested	—	—	29,908	442,932
Repurchased	(1,140,004)	(18,080,771)	(2,683,548)	(35,305,286)
Net decrease	(925,741)	($14,635,065)	(2,231,295)	($28,783,755)
Series II shares
Sold	221,316	$3,574,460	478,806	$6,254,548
Distributions reinvested	—	—	10,455	152,848
Repurchased	(721,637)	(11,388,479)	(1,748,544)	(22,669,301)
Net decrease	(500,321)	($7,814,019)	(1,259,283)	($16,261,905)
Series NAV shares
Sold	203,874	$3,260,948	519,601	$6,450,063
Distributions reinvested	—	—	132,581	1,964,850
Repurchased	(3,074,117)	(48,942,250)	(16,013,771)	(217,714,259)
Net decrease	(2,870,243)	($45,681,302)	(15,361,589)	($209,299,346)
Total net increase (decrease)	(4,296,305)	($68,130,386)	(18,852,167)	($254,345,006)

Capital Appreciation Value Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	194,405	$2,589,103	170,218	$2,146,141
Distributions reinvested	—	—	6,529	83,013
Repurchased	(65,887)	(885,274)	(142,198)	(1,850,584)
Net increase	128,518	$1,703,829	34,549	$378,570
Series II shares
Sold	34,352	$466,881	44,739	$602,633
Distributions reinvested	—	—	2,410,409	30,537,401
Repurchased	(1,663,514)	(22,212,920)	(3,086,034)	(39,662,332)
Net decrease	(1,629,162)	($21,746,039)	(630,886)	($8,522,298)
Series NAV shares
Sold	309,641	$4,109,599	561,774	$7,246,879
Distributions reinvested	—	—	226,436	2,875,470
Repurchased	(773,945)	(10,118,408)	(425,112)	(5,580,573)
Net increase (decrease)	(464,304)	($6,008,809)	363,098	$4,541,776
Total net increase (decrease)	(1,964,948)	($26,051,019)	(233,239)	($3,601,952)

FUND SHARE TRANSACTIONS, CONTINUED

Core Strategy Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	281,876	$4,089,673	27,602	$410,636
Issued in reorganization (Note 12)	—	—	9,756,808	139,565,839
Distributions reinvested	—	—	61,990	893,277
Repurchased	(599,544)	(8,803,798)	(50,529)	(722,527)
Net increase (decrease)	(317,668)	($4,714,125)	9,795,871	$140,147,225
Series II shares
Sold	568,305	$8,328,432	4,794,736	$70,893,226
Issued in reorganization (Note 12)	—	—	204,996,045	2,937,992,446
Distributions reinvested	—	—	6,715,054	95,809,975
Repurchased	(13,416,298)	(197,608,983)	(5,319,159)	(77,535,719)
Net increase (decrease)	(12,847,993)	($189,280,551)	211,186,676	$3,027,159,928
Series NAV shares
Sold	804,026	$11,767,568	840,514	$12,229,728
Issued in reorganization (Note 12)	—	—	4,447,841	63,693,738
Distributions reinvested	—	—	514,722	7,331,959
Repurchased	(402,444)	(5,890,016)	(386,681)	(5,736,813)
Net increase	401,582	$5,877,552	5,416,396	$77,518,612
Total net increase (decrease)	(12,764,079)	($188,117,124)	226,398,943	$3,244,825,765

Emerging Markets Value Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	28,668	$282,284	159,546	$1,623,815
Distributions reinvested	—	—	20,517	210,468
Repurchased	(96,199)	(945,010)	(609,456)	(6,547,420)
Net decrease	(67,531)	($662,726)	(429,393)	($4,713,137)
Series NAV shares
Sold	1,210,338	$12,104,990	2,418,678	$24,589,483
Distributions reinvested	—	—	5,006,067	51,272,641
Repurchased	(14,352,186)	(146,825,040)	(2,590,470)	(27,259,172)
Net increase (decrease)	(13,141,848)	($134,720,050)	4,834,275	$48,602,952
Total net increase (decrease)	(13,209,379)	($135,382,776)	4,404,882	$43,889,815

Equity-Income Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	73,331	$1,466,262	117,662	$2,050,550
Distributions reinvested	—	—	321,473	6,235,216
Repurchased	(1,268,443)	(25,315,633)	(2,884,238)	(51,917,375)
Net decrease	(1,195,112)	($23,849,371)	(2,445,103)	($43,631,609)
Series II shares
Sold	61,688	$1,203,015	370,765	$6,687,564
Distributions reinvested	—	—	162,656	3,145,630
Repurchased	(1,052,022)	(20,960,353)	(1,928,120)	(34,690,812)
Net decrease	(990,334)	($19,757,338)	(1,394,699)	($24,857,618)
Series NAV shares
Sold	1,253,844	$24,597,761	393,053	$6,995,671
Distributions reinvested	—	—	1,509,080	29,183,700
Repurchased	(5,473,524)	(110,686,462)	(19,752,880)	(353,045,282)
Net decrease	(4,219,680)	($86,088,701)	(17,850,747)	($316,865,911)
Total net increase (decrease)	(6,405,126)	($129,695,410)	(21,690,549)	($385,355,138)

Financial Services Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	327,578	$5,131,606	1,546,391	$21,620,398
Distributions reinvested	—	—	135,114	2,054,117
Repurchased	(612,675)	(9,645,399)	(1,173,931)	(16,858,946)
Net increase (decrease)	(285,097)	($4,513,793)	507,574	$6,815,569
Series II shares
Sold	47,374	$748,345	244,415	$3,422,168
Distributions reinvested	—	—	24,677	373,033
Repurchased	(261,705)	(4,095,691)	(422,086)	(5,986,817)
Net decrease	(214,331)	($3,347,346)	(152,994)	($2,191,616)
Series NAV shares
Sold	67,592	$1,056,310	216,406	$3,018,548
Distributions reinvested	—	—	25,069	380,609
Repurchased	(135,408)	(2,150,597)	(241,523)	(3,428,403)
Net decrease	(67,816)	($1,094,287)	(48)	($29,246)
Total net increase (decrease)	(567,244)	($8,955,426)	354,532	$4,594,707

FUND SHARE TRANSACTIONS, CONTINUED

Franklin Templeton Founding Allocation Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	6,709	$92,714	19,933	$234,058
Distributions reinvested	—	—	90,300	1,173,898
Repurchased	(238,667)	(3,209,112)	(458,857)	(5,508,921)
Net decrease	(231,958)	($3,116,398)	(348,624)	($4,100,965)
Series II shares
Sold	—	—	22,582	$266,014
Distributions reinvested	—	—	2,074,530	27,010,385
Repurchased	(5,851,205)	(78,427,370)	(12,473,781)	(150,584,356)
Net decrease	(5,851,205)	($78,427,370)	(10,376,669)	($123,307,957)
Series NAV shares
Sold	627,160	$8,360,344	915,940	$11,639,546
Distributions reinvested	—	—	54,074	702,956
Repurchased	(76,514)	(1,041,499)	(70,132)	(839,605)
Net increase	550,646	$7,318,845	899,882	$11,502,897
Total net increase (decrease)	(5,532,517)	($74,224,923)	(9,825,411)	($115,906,025)

Fundamental All Cap Core Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	149,967	$3,081,661	721,764	$12,703,010
Distributions reinvested	—	—	67,793	1,342,602
Repurchased	(833,322)	(17,155,762)	(1,638,683)	(29,301,234)
Net decrease	(683,355)	($14,074,101)	(849,126)	($15,255,622)
Series II shares
Sold	30,675	$645,918	102,502	$1,780,228
Distributions reinvested	—	—	24,667	486,399
Repurchased	(449,242)	(9,244,789)	(1,136,321)	(20,151,312)
Net decrease	(418,567)	($8,598,871)	(1,009,152)	($17,884,685)
Series NAV shares
Sold	29,589	$617,926	193,942	$3,509,810
Distributions reinvested	—	—	633,787	12,606,759
Repurchased	(2,950,115)	(61,024,262)	(6,373,301)	(113,652,494)
Net decrease	(2,920,526)	($60,406,336)	(5,545,572)	($97,535,925)
Total net increase (decrease)	(4,022,448)	($83,079,308)	(7,403,850)	($130,676,232)

Fundamental Large Cap Value Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,117,054	$18,464,598	10,731,676	$159,250,549
Issued in reorganization (Note 12)	—	—	2,045,655	31,714,754
Distributions reinvested	—	—	177,887	2,755,700
Repurchased	(1,127,460)	(18,164,931)	(1,343,105)	(19,814,208)
Net increase (decrease)	(10,406)	$299,667	11,612,113	$173,906,795
Series II shares
Sold	175,562	$2,865,458	62,523	$736,606
Issued in reorganization (Note 12)	—	—	1,807,879	28,232,522
Distributions reinvested	—	—	10,712	166,942
Repurchased	(475,985)	(7,712,922)	(519,673)	(7,360,603)
Net increase (decrease)	(300,423)	($4,847,464)	1,361,441	$21,775,467
Series NAV shares
Sold	8,636,359	$146,687,472	310,133	$4,392,120
Issued in reorganization (Note 12)	—	—	20,918,430	324,345,974
Distributions reinvested	—	—	353,630	5,479,111
Repurchased	(2,426,473)	(39,197,855)	(8,966,249)	(129,058,448)
Net increase	6,209,886	$107,489,617	12,615,944	$205,158,757
Total net increase (decrease)	5,899,057	$102,941,820	25,589,498	$400,841,019

FUND SHARE TRANSACTIONS, CONTINUED

Fundamental Value Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	5,842	$119,870	600	$10,061
Distributions reinvested	—	—	220,832	4,307,760
Repurchased	(1,439,802)	(29,189,286)	(3,133,390)	(55,935,728)
Net decrease	(1,433,960)	($29,069,416)	(2,911,958)	($51,617,907)
Series II shares
Sold	30,326	$630,968	83,761	$1,540,669
Distributions reinvested	—	—	144,623	2,810,563
Repurchased	(1,335,082)	(26,983,993)	(4,008,556)	(71,714,616)
Net decrease	(1,304,756)	($26,353,025)	(3,780,172)	($67,363,384)
Series NAV shares
Sold	143,334	$2,843,962	106,776	$1,845,883
Distributions reinvested	—	—	618,122	12,022,333
Repurchased	(46,237,885)	(966,064,759)	(15,217,578)	(271,952,932)
Net decrease	(46,094,551)	($963,220,797)	(14,492,680)	($258,084,716)
Total net increase (decrease)	(48,833,267)	($1,018,643,238)	(21,184,810)	($377,066,007)

Global Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	35,670	$759,359	80,589	$1,419,634
Distributions reinvested	—	—	122,189	2,457,954
Repurchased	(667,526)	(13,952,218)	(1,436,228)	(26,213,907)
Net decrease	(631,856)	($13,192,859)	(1,233,450)	($22,336,319)
Series II shares
Sold	18,243	$375,787	211,482	$3,810,173
Distributions reinvested	—	—	20,532	411,728
Repurchased	(227,967)	(4,719,477)	(476,815)	(8,637,393)
Net decrease	(209,724)	($4,343,690)	(244,801)	($4,415,492)
Series NAV shares
Sold	103,071	$2,169,883	21,849	$396,027
Distributions reinvested	—	—	335,345	6,739,470
Repurchased	(864,723)	(18,114,904)	(4,009,951)	(73,806,352)
Net decrease	(761,652)	($15,945,021)	(3,652,757)	($66,670,855)
Total net increase (decrease)	(1,603,232)	($33,481,570)	(5,131,008)	($93,422,666)

Health Sciences Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	386,493	$12,137,386	723,649	$18,491,372
Distributions reinvested	—	—	292,462	8,022,240
Repurchased	(670,445)	(20,727,240)	(661,765)	(17,143,634)
Net increase (decrease)	(283,952)	($8,589,854)	354,346	$9,369,978
Series II shares
Sold	176,301	$5,335,410	364,774	$9,042,733
Distributions reinvested	—	—	269,498	7,168,647
Repurchased	(505,594)	(15,036,096)	(718,318)	(18,384,206)
Net decrease	(329,293)	($9,700,686)	(84,046)	($2,172,826)
Series NAV shares
Sold	250,811	$7,818,124	537,549	$14,328,472
Distributions reinvested	—	—	198,251	5,467,768
Repurchased	(255,131)	(7,896,404)	(526,657)	(13,666,659)
Net increase (decrease)	(4,320)	($78,280)	209,143	$6,129,581
Total net increase (decrease)	(617,565)	($18,368,820)	479,443	$13,326,733

International Core Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	90,595	$1,078,365	186,638	$1,978,393
Distributions reinvested	—	—	111,080	1,279,507
Repurchased	(246,262)	(2,969,448)	(789,754)	(8,226,051)
Net decrease	(155,667)	($1,891,083)	(492,036)	($4,968,151)
Series II shares
Sold	171,176	$2,072,028	274,295	$2,897,601
Distributions reinvested	—	—	47,332	549,520
Repurchased	(283,072)	(3,420,536)	(501,291)	(5,373,748)
Net decrease	(111,896)	($1,348,508)	(179,664)	($1,926,627)
Series NAV shares
Sold	285,975	$3,278,179	579,752	$6,007,820
Distributions reinvested	—	—	1,838,504	21,109,106
Repurchased	(8,024,924)	(97,459,046)	(2,281,374)	(25,910,763)
Net increase (decrease)	(7,738,949)	($94,180,867)	136,882	$1,206,163
Total net increase (decrease)	(8,006,512)	($97,420,458)	(534,818)	($5,688,615)

FUND SHARE TRANSACTIONS, CONTINUED

International Equity Index Trust B	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	813,337	$14,022,247	1,495,175	$24,149,960
Distributions reinvested	—	—	402,320	6,808,273
Repurchased	(719,667)	(12,370,067)	(1,415,322)	(23,007,140)
Net increase	93,670	$1,652,180	482,173	$7,951,093
Series II shares
Sold	134,653	$2,388,116	237,198	$3,781,973
Distributions reinvested	—	—	33,382	565,528
Repurchased	(198,245)	(3,417,735)	(605,990)	(9,664,897)
Net decrease	(63,592)	($1,029,619)	(335,410)	($5,317,396)
Series NAV shares
Sold	404,567	$6,815,861	1,181,326	$19,134,762
Distributions reinvested	—	—	517,674	8,760,183
Repurchased	(1,718,617)	(29,624,782)	(2,453,997)	(39,582,472)
Net decrease	(1,314,050)	($22,808,921)	(754,997)	($11,687,527)
Total net increase (decrease)	(1,283,972)	($22,186,360)	(608,234)	($9,053,830)

International Growth Stock Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	10,396	$177,928	20,095	$322,761
Distributions reinvested	—	—	2,060	33,837
Repurchased	(30,539)	(512,708)	(24,232)	(370,117)
Net decrease	(20,143)	($334,780)	(2,077)	($13,519)
Series II shares
Sold	117,001	$1,965,627	107,821	$1,688,159
Distributions reinvested	—	—	13,261	218,040
Repurchased	(123,049)	(2,077,627)	(340,465)	(5,200,338)
Net decrease	(6,048)	($112,000)	(219,383)	($3,294,139)
Series NAV shares
Sold	165,561	$2,745,917	507,096	$7,572,970
Distributions reinvested	—	—	382,272	6,278,980
Repurchased	(2,969,229)	(51,590,603)	(1,731,953)	(27,845,949)
Net decrease	(2,803,668)	($48,844,686)	(842,585)	($13,993,999)
Total net increase (decrease)	(2,829,859)	($49,291,466)	(1,064,045)	($17,301,657)

International Small Company Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	237,910	$3,118,406	274,674	$3,295,745
Distributions reinvested	—	—	61,853	760,896
Repurchased	(399,338)	(5,131,864)	(716,342)	(7,988,615)
Net decrease	(161,428)	($2,013,458)	(379,815)	($3,931,974)
Series II shares
Sold	76,430	$976,423	283,445	$3,247,021
Distributions reinvested	—	—	33,424	410,881
Repurchased	(303,405)	(3,922,092)	(604,321)	(6,782,614)
Net decrease	(226,975)	($2,945,669)	(287,452)	($3,124,712)
Series NAV shares
Sold	913,573	$11,847,647	609,815	$6,874,074
Distributions reinvested	—	—	59,567	732,360
Repurchased	(1,002,586)	(12,711,143)	(210,360)	(2,393,555)
Net increase (decrease)	(89,013)	($863,496)	459,022	$5,212,879
Total net increase (decrease)	(477,416)	($5,822,623)	(208,245)	($1,843,807)

International Value Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	56,702	$837,502	218,826	$2,757,277
Distributions reinvested	—	—	138,678	2,003,717
Repurchased	(686,143)	(10,136,208)	(1,545,330)	(20,271,313)
Net decrease	(629,441)	($9,298,706)	(1,187,826)	($15,510,319)
Series II shares
Sold	36,567	$531,180	301,311	$4,035,750
Distributions reinvested	—	—	103,752	1,496,451
Repurchased	(831,120)	(12,225,710)	(1,737,455)	(22,744,357)
Net decrease	(794,553)	($11,694,530)	(1,332,392)	($17,212,156)
Series NAV shares
Sold	419,345	$5,963,033	1,014,461	$13,903,454
Distributions reinvested	—	—	1,215,434	17,441,255
Repurchased	(5,608,174)	(83,893,898)	(3,272,658)	(44,959,993)
Net decrease	(5,188,829)	($77,930,865)	(1,042,763)	($13,615,284)
Total net increase (decrease)	(6,612,823)	($98,924,101)	(3,562,981)	($46,337,759)

FUND SHARE TRANSACTIONS, CONTINUED

Lifestyle Aggressive PS Series	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	264,268	$3,294,266	8,000	$100,000
Distributions reinvested	—	—	156	1,976
Repurchased	(89,345)	(1,169,611)	—	—
Net increase	174,923	$2,124,655	8,156	$101,976
Series II shares
Sold	1,727,827	$21,864,401	9,811	$123,049
Distributions reinvested	—	—	186	2,361
Repurchased	(207,348)	(2,659,926)	—	—
Net increase	1,520,479	$19,204,475	9,997	$125,410
Series NAV shares
Sold	11,602	$147,215	8,000	$100,000
Distributions reinvested	—	—	157	1,989
Repurchased	(529)	(6,845)	—	—
Net increase	11,073	$140,370	8,157	$101,989
Total net increase (decrease)	1,706,475	$21,469,500	26,310	$329,375

Lifestyle Balanced PS Series	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,890,884	$26,668,165	17,489	$245,909
Distributions reinvested	—	—	356	4,961
Repurchased	(48,601)	(697,326)	(219)	(3,064)
Net increase	1,842,283	$25,970,839	17,626	$247,806
Series II shares
Sold	51,522,835	$727,038,229	2,241,590	$31,048,274
Distributions reinvested	—	—	566,228	7,919,871
Repurchased	(1,445,282)	(20,732,389)	(714,354)	(9,774,108)
Net increase	50,077,553	$706,305,840	2,093,464	$29,194,037
Series NAV shares
Sold	1,624,216	$22,933,614	7,356	$102,956
Distributions reinvested	—	—	156	2,163
Repurchased	(77,988)	(1,105,574)	—	—
Net increase	1,546,228	$21,828,040	7,512	$105,119
Total net increase (decrease)	53,466,064	$754,104,719	2,118,602	$29,546,962

Lifestyle Conservative PS Series	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	449,375	$6,023,217	7,552	$101,800
Distributions reinvested	—	—	188	2,470
Repurchased	(38,015)	(514,937)	—	—
Net increase	411,360	$5,508,280	7,740	$104,270
Series II shares
Sold	10,806,418	$144,818,386	336,779	$4,513,197
Distributions reinvested	—	—	128,965	1,713,976
Repurchased	(1,047,413)	(14,121,629)	(1,120,812)	(14,977,817)
Net increase (decrease)	9,759,005	$130,696,757	(655,068)	($8,750,644)
Series NAV shares
Sold	3,827	$52,238	7,419	$100,000
Distributions reinvested	—	—	188	2,476
Repurchased	(13)	(171)	—	—
Net increase	3,814	$52,067	7,607	$102,476
Total net increase (decrease)	10,174,179	$136,257,104	(639,721)	($8,543,898)

Lifestyle Growth PS Series	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	2,173,896	$31,842,406	266,926	$3,840,987
Distributions reinvested	—	—	3,915	56,612
Repurchased	(46,231)	(680,673)	(56)	(815)
Net increase	2,127,665	$31,161,733	270,785	$3,896,784
Series II shares
Sold	100,009,867	$1,460,678,505	6,422,490	$92,024,195
Distributions reinvested	—	—	683,469	9,840,579
Repurchased	(863,905)	(13,045,501)	(361,817)	(5,007,210)
Net increase	99,145,962	$1,447,633,004	6,744,142	$96,857,564
Series NAV shares
Sold	206,971	$3,095,684	6,988	$100,000
Distributions reinvested	—	—	106	1,531
Repurchased	(1,014)	(15,427)	—	—
Net increase	205,957	$3,080,257	7,094	$101,531
Total net increase (decrease)	101,479,584	$1,481,874,994	7,022,021	$100,855,879

FUND SHARE TRANSACTIONS, CONTINUED

Lifestyle Moderate PS Series	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	561,246	$7,845,202	13,749	$191,726
Distributions reinvested	—	—	300	4,131
Repurchased	(55,016)	(779,954)	(4)	(48)
Net increase	506,230	$7,065,248	14,045	$195,809
Series II shares
Sold	16,898,434	$236,679,163	749,062	$10,315,894
Distributions reinvested	—	—	241,042	3,349,134
Repurchased	(832,351)	(11,811,613)	(786,406)	(10,782,527)
Net increase	16,066,083	$224,867,550	203,698	$2,882,501
Series NAV shares
Sold	41,146	$586,677	9,180	$127,745
Distributions reinvested	—	—	160	2,203
Repurchased	(2,125)	(29,482)	—	—
Net increase	39,021	$557,195	9,340	$129,948
Total net increase (decrease)	16,611,334	$232,489,993	227,083	$3,208,258

Mid Cap Index Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	693,756	$15,314,265	3,908,805	$78,384,142
Distributions reinvested	—	—	1,823,255	38,478,358
Repurchased	(1,062,777)	(23,509,156)	(1,543,115)	(32,211,402)
Net increase (decrease)	(369,021)	($8,194,891)	4,188,945	$84,651,098
Series II shares
Sold	33,220	$751,980	273,760	$5,405,283
Distributions reinvested	—	—	228,345	4,798,459
Repurchased	(475,768)	(10,504,781)	(995,426)	(20,224,355)
Net decrease	(442,548)	($9,752,801)	(493,321)	($10,020,613)
Series NAV shares
Sold	292,334	$6,448,745	1,123,444	$22,805,663
Distributions reinvested	—	—	233,595	4,929,990
Repurchased	(173,543)	(3,838,151)	(737,086)	(14,707,234)
Net increase	118,791	$2,610,594	619,953	$13,028,419
Total net increase (decrease)	(692,778)	($15,337,098)	4,315,577	$87,658,904

Mid Cap Stock Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	7,391	$159,678	122,973	$2,362,614
Distributions reinvested	—	—	179,722	3,517,158
Repurchased	(820,018)	(17,512,366)	(1,871,092)	(34,330,004)
Net decrease	(812,627)	($17,352,688)	(1,568,397)	($28,450,232)
Series II shares
Sold	121,691	$2,563,675	713,027	$13,002,340
Distributions reinvested	—	—	108,738	2,072,540
Repurchased	(923,048)	(19,048,827)	(1,984,499)	(35,423,184)
Net decrease	(801,357)	($16,485,152)	(1,162,734)	($20,348,304)
Series NAV shares
Sold	480,697	$10,540,646	3,083,717	$59,514,910
Distributions reinvested	—	—	537,536	10,578,707
Repurchased	(2,251,032)	(48,745,339)	(3,500,777)	(65,078,192)
Net increase (decrease)	(1,770,335)	($38,204,693)	120,476	$5,015,425
Total net increase (decrease)	(3,384,319)	($72,042,533)	(2,610,655)	($43,783,111)

Mid Value Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	645,344	$9,387,011	1,156,661	$15,035,564
Distributions reinvested	—	—	1,888,289	25,455,767
Repurchased	(1,130,684)	(16,241,197)	(2,941,254)	(39,219,168)
Net increase (decrease)	(485,340)	($6,854,186)	103,696	$1,272,163
Series II shares
Sold	36,834	$543,392	231,055	$2,861,077
Distributions reinvested	—	—	459,599	6,190,999
Repurchased	(763,031)	(10,971,701)	(1,473,495)	(19,397,747)
Net decrease	(726,197)	($10,428,309)	(782,841)	($10,345,671)
Series NAV shares
Sold	234,287	$3,301,765	5,288,718	$70,695,173
Distributions reinvested	—	—	2,872,278	38,606,380
Repurchased	(4,786,435)	(70,012,126)	(3,843,299)	(49,566,938)
Net increase (decrease)	(4,552,148)	($66,710,361)	4,317,697	$59,734,615
Total net increase (decrease)	(5,763,685)	($83,992,856)	3,638,552	$50,661,107

FUND SHARE TRANSACTIONS, CONTINUED

Mutual Shares Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	5,018	$69,421	18,890	$245,796
Distributions reinvested	—	—	218,832	2,917,885
Repurchased	(1,317,211)	(18,641,762)	(2,951,063)	(36,758,093)
Net decrease	(1,312,193)	($18,572,341)	(2,713,341)	($33,594,412)
Series NAV shares
Sold	61,920	$859,131	29,460	$387,304
Distributions reinvested	—	—	485,107	6,470,156
Repurchased	(2,730,510)	(38,214,251)	(5,260,529)	(64,635,723)
Net decrease	(2,668,590)	($37,355,120)	(4,745,962)	($57,778,263)
Total net increase (decrease)	(3,980,783)	($55,927,461)	(7,459,303)	($91,372,675)

Natural Resources Trust	Six months ended6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	218,660	$2,447,734	174,044	$1,795,801
Distributions reinvested	—	—	5,912	60,693
Repurchased	(107,811)	(1,186,186)	(242,955)	(2,471,928)
Net increase (decrease)	110,849	$1,261,548	(62,999)	($615,434)
Series II shares
Sold	335,730	$3,684,496	362,873	$3,663,298
Distributions reinvested	—	—	30,011	305,334
Repurchased	(917,723)	(9,744,387)	(2,651,557)	(26,735,413)
Net decrease	(581,993)	($6,059,891)	(2,258,673)	($22,766,781)
Series NAV shares
Sold	398,436	$4,231,467	1,070,239	$10,663,390
Distributions reinvested	—	—	41,653	420,517
Repurchased	(2,087,453)	(21,316,760)	(1,425,456)	(14,119,950)
Net decrease	(1,689,017)	($17,085,293)	(313,564)	($3,036,043)
Total net increase (decrease)	(2,160,161)	($21,883,636)	(2,635,236)	($26,418,258)

Real Estate Securities Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	209,265	$3,203,548	182,801	$2,673,729
Distributions reinvested	—	—	118,070	1,670,203
Repurchased	(348,232)	(5,339,023)	(1,017,813)	(14,983,368)
Net decrease	(138,967)	($2,135,475)	(716,942)	($10,639,436)
Series II shares
Sold	279,555	$4,333,875	269,461	$3,911,882
Distributions reinvested	—	—	73,673	1,045,366
Repurchased	(507,017)	(7,817,815)	(1,218,313)	(17,998,361)
Net decrease	(227,462)	($3,483,940)	(875,179)	($13,041,113)
Series NAV shares
Sold	400,295	$6,083,764	1,368,382	$20,228,684
Distributions reinvested	—	—	332,845	4,680,127
Repurchased	(792,903)	(11,955,603)	(1,852,236)	(27,133,324)
Net decrease	(392,608)	($5,871,839)	(151,009)	($2,224,513)
Total net increase (decrease)	(759,037)	($11,491,254)	(1,743,130)	($25,905,062)

Science & Technology Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	588,176	$14,837,212	1,017,483	$22,061,703
Repurchased	(883,732)	(22,052,432)	(2,208,526)	(43,852,342)
Net decrease	(295,556)	($7,215,220)	(1,191,043)	($21,790,639)
Series II shares
Sold	93,245	$2,321,833	244,729	$5,076,729
Repurchased	(290,756)	(7,122,054)	(620,262)	(12,241,773)
Net decrease	(197,511)	($4,800,221)	(375,533)	($7,165,044)
Series NAV shares
Sold	135,290	$3,443,438	231,893	$4,827,228
Repurchased	(109,119)	(2,694,782)	(178,532)	(3,564,666)
Net increase	26,171	$748,656	53,361	$1,262,562
Total net increase (decrease)	(466,896)	($11,266,785)	(1,513,215)	($27,693,121)

FUND SHARE TRANSACTIONS, CONTINUED

Small Cap Growth Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	464,363	$6,055,292	2,070,816	$23,680,630
Distributions reinvested	—	—	415,704	4,946,873
Repurchased	(1,092,004)	(13,903,612)	(1,464,893)	(16,685,182)
Net increase (decrease)	(627,641)	($7,848,320)	1,021,627	$11,942,321
Series II shares
Sold	234,656	$2,997,839	1,226,984	$13,625,800
Distributions reinvested	—	—	152,719	1,776,127
Repurchased	(737,935)	(9,183,094)	(1,122,198)	(12,403,838)
Net increase (decrease)	(503,279)	($6,185,255)	257,505	$2,998,089
Series NAV shares
Sold	441,317	$5,688,638	4,038,965	$49,751,934
Distributions reinvested	—	—	1,178,860	14,110,960
Repurchased	(2,907,959)	(37,889,942)	(4,494,036)	(50,203,019)
Net increase (decrease)	(2,466,642)	($32,201,304)	723,789	$13,659,875
Total net increase (decrease)	(3,597,562)	($46,234,879)	2,002,921	$28,600,285

Small Cap Index Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	586,937	$9,291,338	2,996,806	$43,393,839
Distributions reinvested	—	—	1,578,353	23,873,278
Repurchased	(1,393,707)	(21,704,967)	(1,351,522)	(19,798,301)
Net increase (decrease)	(806,770)	($12,413,629)	3,223,637	$47,468,816
Series II shares
Sold	18,729	$298,056	120,850	$1,806,703
Distributions reinvested	—	—	326,581	4,915,304
Repurchased	(565,558)	(8,822,605)	(1,246,416)	(18,152,272)
Net decrease	(546,829)	($8,524,549)	(798,985)	($11,430,265)
Series NAV shares
Sold	399,547	$6,324,339	920,139	$12,972,953
Distributions reinvested	—	—	369,333	5,594,354
Repurchased	(924,695)	(14,225,394)	(525,726)	(7,553,887)
Net increase (decrease)	(525,148)	($7,901,055)	763,746	$11,013,420
Total net increase (decrease)	(1,878,747)	($28,839,233)	3,188,398	$47,051,971

Small Cap Opportunities Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	4,374	$136,967	159,756	$4,146,415
Issued in reorganization (Note 12)	—	—	3,001,981	89,954,341
Distributions reinvested	—	—	7,743	224,469
Repurchased	(430,618)	(13,088,605)	(345,702)	(9,240,913)
Net increase (decrease)	(426,244)	($12,951,638)	2,823,778	$85,084,312
Series II shares
Sold	34,145	$1,043,483	152,047	$3,960,588
Issued in reorganization (Note 12)	—	—	705,364	20,908,958
Distributions reinvested	—	—	5,481	157,212
Repurchased	(290,346)	(8,714,203)	(429,679)	(11,212,373)
Net increase (decrease)	(256,201)	($7,670,720)	433,213	$13,814,385
Series NAV shares
Sold	369,635	$11,094,047	211,528	$5,706,529
Issued in reorganization (Note 12)	—	—	205,101	6,117,770
Distributions reinvested	—	—	24,183	697,929
Repurchased	(369,305)	(11,259,083)	(488,021)	(12,848,440)
Net increase (decrease)	330	($165,036)	(47,209)	($326,212)
Total net increase (decrease)	(682,115)	($20,787,394)	3,209,782	$98,572,485

FUND SHARE TRANSACTIONS, CONTINUED

Small Cap Value Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	172,526	$4,503,064	1,608,188	$37,750,813
Distributions reinvested	—	—	794,033	20,150,837
Repurchased	(976,570)	(25,389,912)	(1,043,861)	(25,439,811)
Net increase (decrease)	(804,044)	($20,886,848)	1,358,360	$32,461,839
Series II shares
Sold	62,010	$1,631,075	297,127	$7,069,378
Distributions reinvested	—	—	103,749	2,621,744
Repurchased	(350,999)	(9,044,592)	(435,354)	(10,404,344)
Net decrease	(288,989)	($7,413,517)	(34,478)	($713,222)
Series NAV shares
Sold	129,095	$3,248,280	384,450	$9,068,999
Distributions reinvested	—	—	809,198	20,497,088
Repurchased	(988,843)	(25,692,762)	(2,141,005)	(50,955,975)
Net decrease	(859,748)	($22,444,482)	(947,357)	($21,389,888)
Total net increase (decrease)	(1,952,781)	($50,744,847)	376,525	$10,358,729

Small Company Growth Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	7,177	$178,922	1,047,626	$25,959,438
Distributions reinvested	—	—	10,907	260,693
Repurchased	(640,663)	(16,703,659)	(672,729)	(14,563,203)
Net increase (decrease)	(633,486)	($16,524,737)	385,804	$11,656,928
Total net increase (decrease)	(633,486)	($16,524,737)	385,804	$11,656,928

Small Company Value Trust	Six months ended 6/30/14		Year ended 6/30/14 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	11,936	$303,860	66,293	$1,470,386
Distributions reinvested	—	—	56,704	1,370,552
Repurchased	(328,080)	(8,212,549)	(697,174)	(15,736,062)
Net decrease	(316,144)	($7,908,689)	(574,177)	($12,895,124)
Series II shares
Sold	11,219	$284,910	35,139	$765,848
Distributions reinvested	—	—	48,815	1,167,158
Repurchased	(372,536)	(9,186,682)	(838,204)	(18,702,614)
Net decrease	(361,317)	($8,901,772)	(754,250)	($16,769,608)
Series NAV shares
Sold	54,537	$1,352,519	175,550	$3,954,574
Distributions reinvested	—	—	166,353	4,014,107
Repurchased	(931,891)	(23,561,770)	(1,183,312)	(26,458,263)
Net decrease	(877,354)	($22,209,251)	(841,409)	($18,489,582)
Total net increase (decrease)	(1,554,815)	($39,019,712)	(2,169,836)	($48,154,314)

Strategic Equity Allocation Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	60,071,120	$1,037,017,314	154,572,877	$2,532,290,576
Distributions reinvested	—	—	10,969,845	179,946,631
Repurchased	(77,456,721)	(1,320,048,536)	(106,272,165)	(1,612,329,082)
Net increase (decrease)	(17,385,601)	($283,031,222)	59,270,557	$1,099,908,125
Total net increase (decrease)	(17,385,601)	($283,031,222)	59,270,557	$1,099,908,125

Total Stock Market Index Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,306,917	$22,489,476	3,905,243	$59,711,735
Distributions reinvested	—	—	656,878	10,806,390
Repurchased	(1,299,612)	(22,321,328)	(2,194,020)	(34,493,875)
Net increase	7,305	$168,148	2,368,101	$36,024,250
Series II shares
Sold	78,973	$1,369,861	117,297	$1,775,001
Distributions reinvested	—	—	65,475	1,072,872
Repurchased	(404,019)	(6,970,828)	(677,269)	(10,301,656)
Net decrease	(325,046)	($5,600,967)	(494,497)	($7,453,783)
Series NAV shares
Sold	235,324	$4,064,441	673,752	$9,973,954
Distributions reinvested	—	—	137,615	2,263,669
Repurchased	(245,965)	(4,245,033)	(686,413)	(10,383,985)
Net increase (decrease)	(10,641)	($180,592)	124,954	$1,853,638
Total net increase (decrease)	(328,382)	($5,613,411)	1,998,558	$30,424,105

FUND SHARE TRANSACTIONS, CONTINUED

U.S. Equity Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	40,818	$740,751	71,099	$1,140,495
Distributions reinvested	—	—	128,250	2,225,647
Repurchased	(587,631)	(10,566,906)	(1,301,128)	(21,030,702)
Net decrease	(546,813)	($9,826,155)	(1,101,779)	($17,664,560)
Series II shares
Sold	5,158	$92,835	90,889	$1,498,401
Distributions reinvested	—	—	6,988	121,206
Repurchased	(62,029)	(1,118,776)	(199,711)	(3,237,481)
Net decrease	(56,871)	($1,025,941)	(101,834)	($1,617,874)
Series NAV shares
Sold	90,334	$1,565,813	173,228	$2,685,734
Distributions reinvested	—	—	749,358	13,006,344
Repurchased	(6,250,613)	(114,754,848)	(11,597,751)	(187,470,702)
Net decrease	(6,160,279)	($113,189,035)	(10,675,165)	($171,778,624)
Total net increase (decrease)	(6,763,963)	($124,041,131)	(11,878,778)	($191,061,058)

Utilities Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,687,449	$28,418,150	19,469,126	$283,622,012
Distributions reinvested	—	—	537,734	8,227,169
Repurchased	(1,080,458)	(17,097,930)	(3,880,373)	(57,310,919)
Net increase	606,991	$11,320,220	16,126,487	$234,538,262
Series II shares
Sold	140,185	$2,291,610	167,096	$2,339,659
Distributions reinvested	—	—	29,356	445,803
Repurchased	(232,179)	(3,782,701)	(539,608)	(7,791,917)
Net decrease	(91,994)	($1,491,091)	(343,156)	($5,006,455)
Series NAV shares
Sold	265,885	$4,283,308	633,092	$9,523,550
Distributions reinvested	—	—	40,412	617,566
Repurchased	(116,492)	(1,906,022)	(674,483)	(9,797,197)
Net increase (decrease)	149,393	$2,377,286	(979)	$343,919
Total net increase (decrease)	664,390	$12,206,415	15,782,352	$229,875,726

Value Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	3,376,150	$86,722,451	1,125,537	$25,379,994
Distributions reinvested	—	—	154,000	3,894,141
Repurchased	(1,080,198)	(28,623,510)	(2,276,785)	(52,902,719)
Net increase (decrease)	2,295,952	$58,098,941	(997,248)	($23,628,584)
Series II shares
Sold	37,601	$988,299	196,058	$4,510,728
Distributions reinvested	—	—	8,302	208,964
Repurchased	(175,333)	(4,606,489)	(370,394)	(8,467,895)
Net decrease	(137,732)	($3,618,190)	(166,034)	($3,748,203)
Series NAV shares
Sold	137,237	$3,609,633	170,824	$3,971,456
Distributions reinvested	—	—	9,813	247,827
Repurchased	(314,918)	(8,138,275)	(171,901)	(3,960,739)
Net increase (decrease)	(177,681)	($4,528,642)	8,736	$258,544
Total net increase (decrease)	1,980,539	$49,952,109	(1,154,546)	($27,118,243)

Affiliates of the Trust owned shares of beneficial interest of the following portfolios on June 30, 2014:

PORTFOLIO	SERIES	% BY SERIES
Lifestyle Aggressive PS Series	I	4%
Lifestyle Aggressive PS Series	II	1%
Lifestyle Moderate PS Series	I	1%
Lifestyle Conservative PS Series	I	2%

For portfolios with Series NAV, affiliates of the Trust owned 100% of the shares of beneficial interest.

7.  PURCHASE AND SALE OF SECURITIES Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, are aggregated below for the six months ended June 30, 2014:

PORTFOLIO	PURCHASES	SALES
500 Index Trust B	$47,359,816	$34,427,417
All Cap Core Trust	444,131,500	473,667,778
Alpha Opportunities Trust	470,229,956	574,898,190
American Asset Allocation Trust	92,140,406	100,585,826
American Global Growth Trust	29,695,937	18,672,641
American Growth Trust	63,540,031	107,318,459
American Growth-Income Trust	67,410,514	135,488,212
American International Trust	5,993,876	60,692,974

PURCHASE AND SALE OF SECURITIES, CONTINUED

PORTFOLIO	PURCHASES	SALES
American New World Trust	$15,741,410	$8,583,673
Blue Chip Growth Trust	268,435,176	482,953,881
Capital Appreciation Trust	495,174,749	575,058,142
Capital Appreciation Value Trust	91,849,877	128,348,930
Core Strategy Trust	12,022,150	206,035,931
Emerging Markets Value Trust	87,017,490	211,095,840
Equity-Income Trust	67,364,084	196,660,598
Financial Services Trust	174,617,814	193,284,049
Franklin Templeton Founding Allocation Trust	3,980,662	80,298,898
Fundamental All Cap Core Trust	443,533,803	516,050,740
Fundamental Large Cap Value Trust	242,414,197	143,452,775
Fundamental Value Trust	687,911,609	1,690,722,422
Global Trust	64,085,139	80,312,220
Health Sciences Trust	78,506,734	93,853,167
International Core Trust	180,041,924	268,352,611
International Equity Index Trust B	11,296,642	13,770,111
International Growth Stock Trust	71,756,697	124,108,982
International Small Company Trust	11,885,825	17,266,753
International Value Trust	174,495,616	276,908,483
Lifestyle Aggressive PS Series	25,254,993	3,789,654
Lifestyle Balanced PS Series	869,464,062	116,462,127
Lifestyle Conservative PS Series	184,239,932	48,220,367
Lifestyle Growth PS Series	1,613,667,447	133,785,500
Lifestyle Moderate PS Series	290,223,107	58,147,791
Mid Cap Index Trust	57,215,781	59,427,516
Mid Cap Stock Trust	505,060,610	596,910,522
Mid Value Trust	123,274,320	216,326,569
Mutual Shares Trust	65,139,449	120,748,587
Natural Resources Trust	100,955,017	118,678,818
Real Estate Securities Trust	240,218,378	246,022,795
Science and Technology Trust	220,157,037	223,633,710
Small Cap Growth Trust	382,292,816	463,066,826
Small Cap Index Trust	58,131,024	75,754,861
Small Cap Opportunities Trust	48,039,565	70,761,375
Small Cap Value Trust	89,874,395	135,042,366
Small Company Growth Trust	25,868,747	41,413,400
Small Company Value Trust	24,281,581	61,997,214
Strategic Equity Allocation Trust	1,040,570,872	1,164,780,998
Total Stock Market Index Trust	14,551,862	8,275,383
U.S. Equity Trust	250,872,962	370,484,583
Utilities Trust	132,779,802	117,253,905
Value Trust	221,743,507	163,674,350

Purchases and sales of U.S. Treasury obligations are aggregated below for the six months ended June 30, 2014:

PORTFOLIO	PURCHASES	SALES AND MATURITIES
Capital Appreciation Value Trust	$1,732,982	$4,640,389

8.  INVESTMENT BY AFFILIATED FUNDS Certain investors in the portfolios are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the portfolios for the purpose of exercising management or control; however, this investment may represent a significant portion of the portfolio’s net assets. The following portfolios had an affiliate ownership of 5% or more of the portfolio’s net assets:

PORTFOLIO	AFFILIATED CONCENTRATION
All Cap Core Trust	73.4%
Alpha Opportunities Trust	99.9%
Blue Chip Growth Trust	47.7%
Capital Appreciation Trust	60.3%
Emerging Markets Value Fund	97.4%
Equity Income Trust	51.8%
Fundamental Large Cap Value Trust	57.7%
Global Trust	68.9%
International Growth Stock Trust	91.5%
International Core Trust	90.9%
International Small Company Trust	9.6%
International Value Trust	69.5%
Mid Cap Stock Trust	44.3%
Mid Value Trust	42.5%
Mutual Shares Trust	70.2%
Natural Resources Trust	10.4%
Small Cap Growth Trust	37.7%
Small Cap Opportunities Trust	31.9%
Small Cap Value Trust	24.7%
Small Company Growth Trust	100.0%
Small Company Value Trust	58.2%
Strategic Equity Allocation Trust	100.0%
U.S. Equity Trust	88.8%
Value Trust	18.4%

9.  INVESTMENT IN AFFILIATED UNDERLYING FUNDS Core Strategy Trust, Franklin Templeton Founding Allocation Trust, Lifestyle Aggressive PS Series, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series and Lifestyle Moderate PS Series invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolio’s investment may represent a significant portion of each underlying fund’s net assets. At June 30, 2014, the portfolios held 5% or more of the following underlying funds’ net assets:

PORTFOLIO	AFFILIATE SERIES NAV	PERCENTAGE OF UNDERLYING PORTFOLIO’S NET ASSETS
Core Strategy Trust	Strategic Equity Allocation Trust	25.0%
	Bond Trust	11.7%

Franklin Templeton Founding Allocation Trust	Income Trust	100.0%
	Global Trust	68.9%
	Mutual Shares Trust	68.5%

Lifestyle Balanced PS Series	Bond PS Series	32.4%

Lifestyle Conservative PS Series	Bond PS Series	11.2%

Lifestyle Growth PS Series	Bond PS Series	40.7%
	Stratetic Equity Allocation Trust	11.4%

Lifestyle Moderate PS Series	Bond PS Series	15.5%

INVESTMENT IN AFFILIATED UNDERLYING FUNDS, CONTINUED

Information regarding the portfolio’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					DIVIDENDS AND DISTRIBUTIONS
PORTFOLIO	BEGINNING SHARE AMOUNT	SHARES PURCHASED	SHARES SOLD	ENDING SHARE AMOUNT	INCOME DISTRIBUTIONS RECEIVED	CAPITAL GAINS DISTRIBUTIONS RECEIVED	REALIZED GAIN (LOSS)	ENDING VALUE
Core Strategy Trust
Bond Trust	90,081,713	889,701	(3,137,272)	87,834,142	—	—	($613,168)	$1,214,746,348
Strategic Equity Allocation	171,035,294	1,180	(9,522,587)	161,513,887	—	—	38,140,621	2,884,638,024
					—	—	$37,527,453	$4,099,384,372
Franklin Templeton Founding Allocation Trust
Global	22,606,167	36,361	(862,166)	21,780,362	—	—	$1,546,303	$468,931,191
Income	38,800,526	192,497	(2,909,136)	36,083,887	—	—	319,713	472,338,081
Mutual Shares	33,652,978	61,920	(1,853,774)	31,861,124	—	—	3,655,646	471,863,240
					—	—	$5,521,662	$1,413,132,512
Lifestyle Aggressive PS Series
Strategic Equity Allocation	16,095	1,344,623	(220,495)	1,140,223	—	—	$131,181	$20,364,380
					—	—	$131,181	$20,364,380
Lifestyle Balanced PS Series
Bond PS	8,455,257	3,658,979	(7,603,666)	4,510,570	—	—	($940,528)	$58,998,260
Bond Trust	—	32,655,536	(743,612)	31,911,924	—	—	123,221	441,341,906
Strategic Equity Allocation	6,332,661	22,568,111	(507,086)	28,393,686	—	—	2,122,521	507,111,234
					—	—	$1,305,214	$1,007,451,400
Lifestyle Conservative PS Series
Bond PS	3,174,852	1,147,057	(2,764,150)	1,557,759	—	—	($321,677)	$20,375,482
Bond Trust	—	10,224,763	(574,426)	9,650,337	—	—	98,393	133,464,160
Strategic Equity Allocation	609,699	1,832,504	(288,793)	2,153,410	—	—	819,193	38,459,910
					—	—	$595,909	$192,299,552
Lifestyle Growth PS Series
Bond PS	7,141,403	8,073,390	(9,549,773)	5,665,020	—	—	$88,158	$74,098,467
Bond Trust	—	35,416,323	(239,445)	35,176,878	—	—	56,023	486,496,227
Strategic Equity Allocation	12,507,718	61,193,577	(461,973)	73,239,322	—	—	1,992,414	1,308,054,286
					—	—	$2,136,595	$1,868,648,980
Lifestyle Moderate PS Series
Bond PS	4,392,934	1,442,872	(3,676,650)	2,159,156	—	—	($476,234)	$28,241,758
Bond Trust	—	13,003,094	(402,013)	12,601,081	—	—	66,944	174,272,951
Strategic Equity Allocation	2,201,023	5,677,713	(319,396)	7,559,340	—	—	1,289,798	135,009,806
					—	—	$880,508	$337,524,515

10.  DIRECT PLACEMENT SECURITIES The portfolios may hold private placement securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at June 30, 2014.

Portfolio	Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of portfolio’s net assets		Value as of 6-30-14
Alpha Opportunities Trust	Apigee Corp., Series H	4/17/2014	$432,120	—	148,495	0.1%		$432,120
	Bought: 148,495 shares
Alpha Opportunities Trust	Cloudera, Inc., Series F	2/5/2014	$229,626	—	15,771	0.1%		$438,875
	Bought: 15,771 shares
Alpha Opportunities Trust	Datalogix Holdings, Inc.	5/22/2014	$530,584	—	51,513	0.1%		$530,584
	Bought: 51,513 shares
Alpha Opportunities Trust	DocuSign, Inc., Series B1	3/3/2014	$3,401	—	259	0.0	%*	$3,401
	Bought: 259 shares
Alpha Opportunities Trust	DocuSign, Inc., Series D	3/3/2014	$8,155	—	621	0.0	%*	$8,155
	Bought: 621 shares
Alpha Opportunities Trust	DocuSign, Inc., Series E	2/28/2014	$11,360	—	865	0.0	%*	$11,360
	Bought: 865 shares
Alpha Opportunities Trust	DocuSign, Inc., Series E	3/3/2014	$211,051	—	16,071	0.0	%*	$211,051
	Bought: 16,071 shares
Alpha Opportunities Trust	Dropbox, Inc., Series C	1/28/2014	$208,108	—	10,895	0.0	%*	$184,017
	Bought: 10,895 shares
Alpha Opportunities Trust	Essence Group Holdings Corp.	5/1/2014	$321,999	—	203,629	0.0	%*	$321,999
	Bought: 203,629 shares
Alpha Opportunities Trust	LendingClub Corp., Series D	4/15/2014	$194,434	—	9,558	0.0	%*	$194,434
	Bought: 9,558 shares
Alpha Opportunities Trust	New Relic, Inc., Series F	4/16/2014	$327,157	—	11,307	0.0	%*	$327,157
	Bought: 11,307 shares
Alpha Opportunities Trust	Pure Storage, Inc., Series F	4/16/2014	$985,385	—	62,660	0.1%		$985,385
	Bought: 62,660 shares
Financial Services Trust	SKBHC Holdings LLC	11/8/2010	$1,345,794	516	516	1.6%		$2,936,804
Health Sciences Trust	Avalanche Biotechnologies	4/16/2014	$116,956	—	15,532	0.0	%*	$116,956
	Bought: 15,532 shares

DIRECT PLACEMENT SECURITIES, CONTINUED

Portfolio	Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of portfolio’s net assets	Value as of 6-30-14
Health Sciences Trust	Calithera Biosciences, Inc.	10/7/2013	$61,852	353,034	353,034	0.0%*	$61,852
Health Sciences Trust	Diplomat Pharmacy, Inc., Series A	1/23/2014	$426,960	—	3	0.2%	$426,960
	Bought: 3 shares
Health Sciences Trust	Doximity, Inc.	4/10/2014	$152,390	—	31,611	0.1%	$152,390
	Bought: 31,611 shares
Health Sciences Trust	Spark Therapeutics, Inc.	5/23/2014	$72,110	—	44,789	0.0%*	$72,110
	Bought: 44,789 shares
Health Sciences Trust	Ultragenyx Pharmaceutical, Inc.	1/31/2014	$122,502	—	14,112	0.2%	$624,353
	Bought: 14,112 shares
Mid Cap Stock Trust	Apigee Corp., Series H	4/17/2014	$3,124,022	—	1,073,547	0.3%	$3,124,022
	Bought: 1,073,547 shares
Mid Cap Stock Trust	Datalogix Holdings, Inc.	5/22/2014	$3,681,964	—	357,446	0.4%	$3,681,964
	Bought: 357,446 shares
Mid Cap Stock Trust	DocuSign, Inc.	2/28/2014	$81,224	—	6,185	0.0%*	$81,224
	Bought: 6,185 shares
Mid Cap Stock Trust	DocuSign, Inc., Series B1	3/3/2014	$24,334	—	1,853	0.0%*	$24,334
	Bought: 1,853 shares
Mid Cap Stock Trust	DocuSign, Inc., Series D	3/3/2014	$58,374	—	4,445	0.0%*	$58,374
	Bought: 4,445 shares
Mid Cap Stock Trust	DocuSign, Inc., Series E	2/28/2014	$1,509,583	—	114,951	0.2%	$1,509,583
	Bought: 114,951 shares
Mid Cap Stock Trust	Essence Group Holdings Corp.	5/1/2014	$2,308,001	—	1,459,559	0.3%	$2,308,001
	Bought: 1,459,559 shares
Mid Cap Stock Trust	New Relic, Inc., Series F	4/16/2014	$1,468,227	—	50,744	0.2%	$1,468,227
	Bought: 50,744 shares
Mid Cap Stock Trust	One Kings Lane, Inc.	1/28/2014	$4,666,633	—	302,694	0.5%	$4,666,633
	Bought: 302,694 shares
Mid Cap Stock Trust	Pure Storage, Inc., Series F	4/16/2014	$3,324,267	—	211,388	0.4%	$3,324,267
	Bought: 211,388 shares
Science & Technology Trust	Atlassian, Inc.	4/9/2014	$44,336	—	2,771	0.0%*	$44,336
	Bought: 2,771 shares
Science & Technology Trust	Atlassian, Inc., Class A	4/9/2014	$30,544	—	1,909	0.0%*	$30,544
	Bought: 1,909 shares
Science & Technology Trust	Atlassian, Inc., Class A Ordinary	4/9/2014	$159,488	—	9,968	0.0%*	$159,488
	Bought: 9,968 shares
Science & Technology Trust	Atlassian, Inc., Series 1	4/9/2014	$77,824	—	4,864	0.0%*	$77,824
	Bought: 4,864 shares
Science & Technology Trust	Atlassian, Inc., Series 2	4/9/2014	$208,352	—	13,022	0.0%*	$208,352
	Bought: 13,022 shares
Science & Technology Trust	Atlassian, Inc., Series A	4/9/2014	$154,080	—	9,630	0.0%*	$154,080
	Bought: 9,630 shares
Science & Technology Trust	Cloudera, Inc., Series F	2/5/2014	$309,065	—	21,227	0.1%	$590,705
	Bought: 21,227 shares
Science & Technology Trust	Dropbox, Inc.	5/2/2012	$67,334	7,441	7,441	0.0%*	$125,678
Science & Technology Trust	Dropbox, Inc., Series A	5/2/2012	$83,623	9,241	9,241	0.0%*	$156,080
Science & Technology Trust	Dropbox, Inc., Series A1	5/2/2012	$410,766	89,006	89,006	0.3%	$1,503,311
Small Cap Growth Trust	Apigee Corp., Series H	4/17/2014	$1,828,950	—	628,505	0.3%	$1,828,950
	Bought: 628,505 shares
Small Cap Growth Trust	Cloudera, Inc., Series F	2/5/2014	$1,153,560	—	79,228	0.4%	$2,204,757
	Bought: 79,228 shares
Small Cap Growth Trust	DocuSign, Inc., Series B1	3/3/2014	$11,557	—	880	0.0%*	$11,557
	Bought: 880 shares
Small Cap Growth Trust	DocuSign, Inc., Series D	3/3/2014	$27,709	—	2,110	0.0%*	$27,709
	Bought: 2,110 shares
Small Cap Growth Trust	DocuSign, Inc., Series E	2/28/2014	$755,231	—	57,509	0.1%	$755,231
	Bought: 57,509 shares
Small Cap Growth Trust	Mobileye	8/13/2013	$2,326,225	66,654	66,654	0.5%	$2,840,127
Small Cap Growth Trust	Pure Storage, Inc., Series F	4/16/2014	$1,398,378	—	88,922	0.3%	$1,398,378
	Bought: 88,922 shares
Small Cap Growth Trust	Telogis, Inc. (Common Stock)	9/27/2013	$938,340	473,646	473,646	0.1%	$554,166
Small Cap Growth Trust	Telogis, Inc. (Preferred Stock)	9/27/2013	$1,419,833	645,027	645,027	0.3%	$1,786,725

*	Less than 0.05%

11.  TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS Affiliated issuers, as defined by the 1940 Act, are those in which a portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the portfolio’s transactions in the securities of these issuers during the six months ended June 30, 2014, is set forth below:

Portfolio	Affiliate	Beginning Share Amount	Shares Purchased	Shares Sold	Ending Share Amount		Realized Gain (Loss)	Dividend Income	Value as of 6-30-14
Emerging Markets Value Trust	Bioton SA, Common Stock	4,546,178	—	—	45,462	*	—	—	$79,843

*	Decrease of shares is due to a 1/100 stock split on 1-9-14.

12.  REORGANIZATIONS On April 10, 2013, the shareholders of American Global Small Capitalization Trust (the Acquired portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement), which provided for an exchange of shares the American Global Growth Trust (the Acquiring portfolio) with values equal to the net assets transferred.

The Agreement provides for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired portfolio in exchange for shares of the Acquiring portfolio with values equal to the net assets transferred; (b) the liquidation of the Acquired portfolio; and (c) the distribution to the Acquired portfolio’s shareholders of such Acquiring portfolio’s shares. The reorganization was intended to eliminate a smaller Acquired portfolio in favor of a larger Acquiring portfolio that has the potential to achieve a more consistent longer-term performance record and has stronger prospects for growth or potential economies of scale than the Acquired portfolio. The Acquired portfolio has investment objectives and principal investment strategies that are similar or identical to the Acquiring portfolio. As a result of the reorganization, the Acquiring portfolio is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired portfolio or its shareholders. Thus, the investments were transferred to the Acquiring portfolio at the Acquired portfolio’s identified cost. All distributable amounts of net income and realized gains from the Acquired portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 26, 2013. The following outlines the reorganization:

ACQUIRING PORTFOLIO	ACQUIRED PORTFOLIO	ACQUIRED NET ASSET VALUE OF THE ACQUIRED PORTFOLIO	APPRECIATION OF THE ACQUIRED PORTFOLIO INVESTMENT	SHARES REDEEMED BY THE ACQUIRED PORTFOLIO	SHARES ISSUED BY THE ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO NET ASSETS AFTER COMBINATION
American Global Growth Trust	American Global Small Capitalization Trust	$91,937,556	$25,132,262	8,882,375	6,980,273	$174,458,980	$266,396,536

Because the combined portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired portfolio that have been included in the Acquiring portfolio’s Statement of operations at December 31, 2013. See Note 6 for capital shares issued in connection with the above referenced reorganizations.

Assuming the acquisition had been completed on January 1, 2013, the beginning of the reporting period; the combined portfolio’s pro forma results of operations for the year ended December 31, 2013 are as follows:

Net investment income	$1,925,762
Net realized and unrealized gain (loss)	88,024,672
Increase (decrease) in net assets from operations	$89,950,434

On October 10, 2013, the shareholders of All Cap Value Trust, Core Allocation Plus Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Disciplined Diversification Trust, Fundamental Holdings Trust, Global Diversification Trust, and Smaller Company Growth Trust (the Acquired portfolios) voted to approve Agreements and Plans of Reorganization (the Agreement), which provided for an exchange of shares the Fundamental Large Cap Value Trust, Core Strategy Trust, and Small Cap Opportunities Trust (the Acquiring portfolios) with values equal to the net assets transferred.

The Agreements provide for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired portfolios in exchange for shares of the Acquiring portfolios with values equal to the net assets transferred; (b) the liquidation of the Acquired portfolios; and (c) the distribution to the Acquired portfolios’ shareholders of such Acquiring portfolios’ shares. The reorganizations were intended to eliminate smaller Acquired portfolios in favor of larger Acquiring portfolios that have the potential to achieve a more consistent longer-term performance record and stronger prospects for growth or potential economies of scale than the Acquired portfolios. The Acquired portfolios had investment objectives and principal investment strategies that were similar or identical to the Acquiring portfolios. As a result of the reorganizations, the Acquiring portfolios are the legal and accounting survivors.

For each reorganization described below, except for the reorganization involving Smaller Company Growth Trust, based on the opinion of tax counsel, the reorganizations qualified as tax-free reorganizations for federal income tax purposes with no gain or loss recognized by the Acquired portfolios or its shareholders. Thus, the investments were transferred to the Acquiring portfolios at the Acquired portfolio’s identified cost. All distributable amounts of net income and realized gains from the Acquired portfolios were distributed prior to the reorganizations. In addition, the expenses of the reorganizations were borne by the Acquired portfolios.

For reorganization the involving Smaller Company Growth Trust, based on the opinion of tax counsel, the reorganization did not qualify as a tax-free reorganization for federal income tax purposes; however, it is not expected to be a taxable event for contract owners. Thus, the investments were transferred to the Acquiring portfolio at market value. All distributable amounts of net income and realized gains from the Acquired portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired portfolio.

The effective time of the reorganizations occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on December 6, 2013. The following outlines the reorganizations:

REORGANIZATIONS, CONTINUED

ACQUIRING PORTFOLIO	ACQUIRED PORTFOLIO	ACQUIRED NET ASSET VALUE OF THE ACQUIRED PORTFOLIO	APPRECIATION (DEPRECIATION) OF THE ACQUIRED PORTFOLIO INVESTMENTS	SHARES REDEEMED BY THE ACQUIRED PORTFOLIO	SHARES ISSUED BY THE ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO NET ASSETS AFTER COMBINATION
Core Strategy Trust	Global Diversification
	Trust	$801,862,171	($13,402,112)	85,147,778	55,950,334	$893,027,656	$1,694,889,827
Core Strategy Trust	Disciplined
	Diversification Trust	$253,585,870	($3,457,734)	29,013,523	17,695,280	$1,694,889,827	$1,948,475,697
Core Strategy Trust	Core Allocation Plus Trust	$194,667,505	($2,504,199)	22,494,572	13,586,578	$1,948,475,697	$2,143,143,202
Core Strategy Trust	Fundamental Holdings
	Trust	$1,089,840,487	($23,369,827)	129,045,942	76,051,723	$2,143,143,202	$3,232,983,689
Core Strategy Trust	Core Fundamental
	Holdings Trust	$414,218,069	$11,437,859	26,351,011	28,905,544	$3,232,983,689	$3,647,201,758
Core Strategy Trust	Core Global
	Diversification Trust	$387,077,921	$4,569,034	25,001,868	27,011,235	$3,647,201,758	$4,034,279,679
Fundamental Large Cap
Value Trust	All Cap Value Trust	$384,293,250	($40,320)	67,339,909	24,771,964	$696,650,563	$1,080,943,813
Small Cap Opportunities	Smaller Company Growth
Trust	Trust	$116,981,069	—	3,912,446	6,508,022	$194,074,791	$311,055,860

Because the combined portfolios have been managed as a single integrated portfolio since the reorganizations were completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired portfolios that have been included in the Acquiring portfolios’ Statements of operations at December 31, 2013. See Note 6 for capital shares issued in connection with the above referenced reorganizations.

Assuming the acquisitions had been completed on January 1, 2013, the beginning of the reporting period; the combined portfolios’ pro forma results of operations for the year ended December 31, 2013 are as follows:

	Core Strategy Trust	Fundamental Large Cap Value Trust	Small Cap Opportunities Trust
Net investment income	$62,340,391	$10,719,238	($92,590)
Net realized and unrealized gain (loss)	946,080,623	341,919,129	156,572,358
Increase (decrease) in net assets from operations	$1,008,421,014	$352,638,367	$156,479,768

14.  OTHER MATTER The Trust and several of its funds have been named as defendants in an adversary proceeding originally brought by the Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buy-out transaction by which Tribune Company converted to a privately-held company in 2007, and the defendants include the beneficial owners of shares of Tribune Company who received proceeds from the leveraged buy-out. The plaintiff seeks to recover payments of those proceeds as intentionally fraudulent conveyances under the U.S. Bankruptcy Code.

The adversary proceeding, which is now captioned Mark S. Kirschner, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, No. 12-2652 (S.D.N.Y.) (the “FitzSimons action”), has been transferred to the U.S. District Court for the Southern District of New York and consolidated into the multidistrict litigation proceeding captioned In re Tribune Co. Fraudulent Conveyance Litig., No. 11-md-2296 (S.D.N.Y.). On August 2, the plaintiff in the FitzSimons action filed a Fifth Amended Complaint that named “JHT 500 Index Trust,” “JHT 500 Index Trust B,” “JHT Equity Income Trust,” “JHT Mid Value Trust,” “JHT Spectrum Income Trust,” “JHT Total Stock Market Index Trust,” and “John Hancock Variable Insurance Trust F/K/A John Hancock Trust (New Income Trust)” as defendants. On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action. The Court has not yet issued a decision on these motions.

In a related matter, the Trust and several of its funds have been named as defendants in Deutsche Bank Trust Co. Americas v. Paniagua, No. 11-9409 (S.D.N.Y.). This case also relates to the Tribune Company leveraged buy-out transaction and asserts claims on behalf of Tribune noteholders for constructive fraudulent conveyance under state law, and it has been consolidated into the multidistrict litigation proceeding. The complaint names the following entities as defendants: John Hancock Variable Insurance Trust, “JHT New Income Trust,” “John Doe, As Trustee of JHT Income Trust,” and “John Hancock Variable Insurance Trust (F/K/A John Hancock Trust (New Income Trust)).” On September 23, 2013, the Court granted the defendants’ motion to dismiss this action on the basis that the plaintiffs did not have standing to pursue their claims. On September 30, 2013, the plaintiffs filed a notice of appeal to the United States Court of Appeals for the Second Circuit. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. The appeals are currently pending before the Court.

The potential amount sought to be recovered from the Trust by the plaintiffs in these two actions is unknown, but it includes approximately $2,125,000 representing the proceeds that the portfolio received in the leveraged buy-out, plus an unknown amount of interest and the plaintiffs’ attorneys fees and expenses. The portfolio cannot predict the outcome of this proceeding. The portfolio is currently assessing the case and has not yet determined the effect, if any, on the portfolio’s net assets and results of operations. If the proceeding were to be decided in a manner adverse to the portfolio, or if the portfolio was to enter into a settlement agreement with the plaintiffs, the payment of such judgment or settlement could have an adverse effect on the portfolio’s net asset value.

John Hancock Variable Insurance Trust

Special shareholder meeting (unaudited)

Financial Services Trust held a Special Meeting of Shareholders on June 18, 2014. The following proposals were considered by the shareholders:

Proposal One:	Approval of an amendment to the advisory agreement between John Hancock Variable Insurance Trust and John Hancock Investment Management Services, LLC, with respect to Financial Services Trust to add a new advisory fee breakpoint and change advisory fee rates at certain asset levels

PROPOSAL ONE PASSED ON June 18, 2014.

FOR	AGAINST	ABSTAIN
8,580,236.912	1,359,469.417	1,353,062.723

Proposal Two:	Approval of a new investment subadvisory agreement between John Hancock Investment Management Services, LLC and John Hancock Asset Management a division of Manulife Asset Management (US) LLC with respect to Financial Services Trust

PROPOSAL TWO PASSED ON June 18, 2014.

FOR	AGAINST	ABSTAIN
8,823,292.799	1,012,806.530	1,456,669.723

Fundamental Value Trust held a Special Meeting of Shareholders on June 18, 2014. The following proposals were considered by the shareholders:

Proposal One:	Approval of an Agreement and Plan of Reorganization providing for the reorganization of Fundamental Value Trust into Fundamental Large Cap Value Trust

PROPOSAL ONE PASSED ON June 18, 2014.

FOR	AGAINST	ABSTAIN
67,007,785.448	2,837,132.217	6,448,215.766

Proposal Two:	Approval of a new investment subadvisory agreement between John Hancock Investment Management Services, LLC and John Hancock Asset Management a division of Manulife Asset Management (US) LLC with respect to Fundamental Value Trust

PROPOSAL TWO PASSED ON June 18, 2014.

FOR	AGAINST	ABSTAIN
66,634,950.091	3,241,985.451	6,416,197.889

John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Variable Insurance Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) and each Subadvisory Agreement and Sub-Subadvisory Agreement (collectively, the Subadvisory Agreements) with respect to each of the portfolios of the Trust included in this report except those otherwise noted below (the Funds). The Advisory and Subadvisory Agreements are collectively referred to as Agreements. Prior to the June 23-25, 2014 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 27-29, 2014.

The advisory agreement and subadvisory agreements for the Lifestyle Aggressive PS Series were not considered for renewal at this time because the Fund recently commenced operations. The following Funds are feeder funds, which invest all of their assets in master funds. These Funds do not pay an advisory fee at the Fund level and do not have advisory agreements: American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust and American New World Trust.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-25, 2014, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the sub-advisers (and sub-subadvisers) (each, a Subadvisor and collectively, the Subadvisors) with respect to each of the Funds except as noted above.

In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the Funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the Funds they manage. The Board noted the affiliation of certain of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services.  Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)  the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;

(b)  the background, qualifications and skills of the Advisor’s personnel;

(c)  the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d)  the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds;

(e)  the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds; and

(f)  the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to contractholders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance.  In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:

John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

(a)  reviewed information prepared by management regarding the Funds’ performance;

(b)  considered the comparative performance of each Fund’s respective benchmark;

(c)  considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data; and

(d)  took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds and/or the Fund’s respective benchmark, with certain exceptions noted in Appendix A. In such cases, the Board concluded that such performance is being monitored and reasonably addressed.

Fees and Expenses.  The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Subadvisors. In addition, the Board noted that the Advisor effected or continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable.

In addition, in the case of the Core Strategy Trust, Franklin Templeton Founding Allocation Trust, and each Lifestyle PS Series (each a Fund of Funds), the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund of Funds and concluded that the advisory fee to be paid to the Advisor with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Profitability/Indirect Benefits.  In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:

(a)  reviewed financial information of the Advisor;

(b)  reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;

(c)  received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d)  received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e)  considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract owners under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f)  considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;

(g)  noted that certain of the Funds’ Subadvisors are affiliates of the Advisor;

(h)  noted that affiliates of the Advisor provide distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;

(i)  noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;

(j)  noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arms’ length with respect to the unaffiliated Subadvisors;

(k)  with respect to each Fund of Funds, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the Funds of Funds may invest; and

(l)  considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including any Subadvisors that are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.

Economies of Scale.  In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a)  with respect to each Fund (except those discussed specifically below), considered that the Advisor has agreed, effective July 1, 2014, to waive a portion of its management fee for such Fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement): The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The Funds that are not Participating Portfolios as of the date of this annual report are each of the fund of funds of the Trust and of John Hancock Funds II. These Funds of Funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.)

John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

(b)  reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds’ fee structures contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints; and

(c)  the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1)  information relating to each Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2)  the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3)  the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third party provider of mutual fund data; and

(4)  information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and unaffiliated Subadvisors.

Nature, Extent and Quality of Services.  With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation.  In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also relied on the ability of the Advisor to negotiate each Subadvisory Agreement with Subadvisors that are not affiliated with the Advisor and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by unaffiliated Subadvisors from their relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreements.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to unaffiliated Subadvisors) of any material relationships, if any, with respect to the unaffiliated Subadvisors, which include arrangements in which unaffiliated subadvisors or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreements.

In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.

Subadvisory Fees.  The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of mutual fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by each Fund’s Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance.  As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:

(1)  Each Subadvisor has extensive experience and demonstrated skills as a manager;

(2)  Although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and the Fund’s respective benchmarks, with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that performance is being monitored and reasonably addressed);

(3)  The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4)  With respect to those Funds that have subadvisory fees that contain breakpoints, breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.

In addition, in the case of each Fund of Funds, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the Fund of Funds and concluded that

John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees the subadvisory fee to be paid to the Subadvisor with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

John Hancock Variable Insurance Trust

Appendix A

PORTFOLIO (SUBADVISER)	Performance as of December 31, 2013	Fees and Expenses	Comments
500 Index B Trust (Manulife Asset Management (North America))	Benchmark Index — The Trust underperformed for the one-year period. Lipper Category — The Trust outperformed the average for the one-year period.
The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are equal to the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board noted the low performance dispersion relative to the Trust’s benchmark.
The Board also noted that the Trust is subject to an expense cap until April 30, 2015, which reduces certain expenses of the Fund.

All Cap Core Trust (QS Investors, LLC)
Benchmark Index — The Trust outperformed for the one- and three-year periods and underperformed for the five-year period.
Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.

Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index for the one- and three-year periods and relative to the peer group for the one-, three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses.

Alpha Opportunities Trust (Wellington Management Company, LLP)
Benchmark Index — the Trust outperformed for the one-year period and underperformed for the three- and five-year periods.
Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.

The subadviser fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index for the one-year period and to the peer group for the one-, three-, and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses.
The Board also noted that the Adviser had agreed to implement a three basis point voluntary advisory fee waiver effective June 1, 2013.

Blue Chip Growth Trust (T. Rowe Price Associates, Inc.)	Benchmark Index — the Trust outperformed for the one-, three- and five-year periods. Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.
The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group for the one-, three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses, noting that the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust.

John Hancock Variable Insurance Trust

Appendix A

PORTFOLIO (SUBADVISER)	Performance as of December 31, 2013	Fees and Expenses	Comments

Capital Appreciation Trust (Jennison Associates LLC)	Benchmark Index — The Trust outperformed for the one-, three- and five-year periods. Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.
The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.
The Board noted the favorable performance of the Trust relative to the benchmark index and the peer group over all periods. The Board took into account management’s discussion of the Trust’s expenses.

Capital Appreciation Value Trust (T. Rowe Price Associates, Inc.)	Benchmark Index — the Trust outperformed for the one-, three- and five-year periods. Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.
Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group for the one-, three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses, noting that the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust. Year-over-year, the Trust’s net total expenses have decreased four basis points due to a decrease in underlying fund expenses as well as a rise in net assets.

Core Strategy Trust (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Lipper Category — The Trust underperformed the average for the one-, three- and five-year periods.
Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Total expenses for this Trust are lower than the peer group median.
The Board took into account management’s discussion of the Trust’s performance, including differences in the Trust’s investment strategies relative to the Lipper peer group.

Emerging Markets Value Trust (Dimensional Fund Advisors LP)
Benchmark Index — The Trust underperformed for the one-and three-year periods and outperformed for the five-year period.
Lipper Category — The Trust underperformed the average for the one- and three-year periods and outperformed the average for the five-year period.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board noted the Trust’s favorable long term performance and took into account management discussion of the factors that contributed to the Trust’s more recent underperformance, including the impact of market conditions on the Trust’s investment strategies.
The Board noted the Trust’s favorable performance relative to the benchmark index and the peer group over the five- year period.
The Board noted action taken that will further reduce certain Trust expenses.

John Hancock Variable Insurance Trust

Appendix A

PORTFOLIO (SUBADVISER)	Performance as of December 31, 2013	Fees and Expenses	Comments

Equity-Income Trust (T. Rowe Price Associates, Inc.)
Benchmark Index — the Trust underperformed for the one- and three-year periods and outperformed for the five-year period.
Lipper Category — The Trust outperformed the average for the one-, three-, and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index for the five-year period and to the peer group for the one-, three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses, noting that the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust.

Financial Services Trust (Manulife Asset Management (US))
Benchmark Index — the Trust underperformed for the one- and three-year periods and outperformed for the five-year period.
Lipper Category — The Trust underperformed the average for the one-year period and outperformed the average for the three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance and potential actions to be taken with respect to the Trust.
The Board noted the Trust’s favorable performance relative to the benchmark index for the five-year period and to the peer group for the three- and five-year periods.
The Board approved the change of subadvisor from Davis Selected Advisers to Manulife Asset Management (US) effective June 25, 2014.
The Board took into account management’s discussion of the Trust’s expenses.

Franklin Templeton Founding Allocation Trust (Manulife Asset Management (US))
Benchmark Index — The Trust outperformed for the one- and five-year periods and underperformed for the three-year period.
Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Total expenses for this Trust are equal to the peer group median.

The Board took into account management’s discussion of the Trust’s performance including the Trust’s favorable performance relative to the benchmark for the one- and five-year periods and to the peer group for the one-, three- and five year periods.

Fundamental All Cap Core Trust (Manulife Asset Management (US))	Benchmark Index — The Trust outperformed for the one- three- and five-year periods. Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.
Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are equal to the peer group median.
Total expenses for this Trust are lower than the peer group median.
The Board noted the Trust’s favorable performance relative to the benchmark index and peer group for the one-, three- and five-year periods.

John Hancock Variable Insurance Trust

Appendix A

PORTFOLIO (SUBADVISER)	Performance as of December 31, 2013	Fees and Expenses	Comments

Fundamental Large Cap Value Trust (Manulife Asset Management (US))
Benchmark Index — The Trust underperformed for the one-year period and outperformed for the three- and five-year periods.
Lipper Category — The Trust underperformed the average for the one-year period and outperformed the average for the three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are equal to the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance. The Board noted the Trust’s favorable performance relative to the benchmark index and peer group for the three- and five-year periods.

Fundamental Value Trust (Davis Selected Advisers, L.P.) (Manulife Asset Management (US))
Benchmark Index — the Trust outperformed for the one-year period and underperformed for the three- and five-year periods.
Lipper Category — The Trust outperformed the average for the one-year period and underperformed the average for the three- and five-year periods.

The subadviser fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s expenses.
The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group for the one-year period.
The Board approved the change of subadviser from Davis Selected Advisers to Manulife Asset Management (US) effective June 25, 2014.
The Board took into account management’s discussion of potential actions to be taken with respect to the Trust.

Global Trust (Templeton Global Advisors Limited)	Benchmark Index — The Trust outperformed for the one-, three- and five-year periods. Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.
The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are lower than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group for the one-, three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses; including action taken that will further reduce certain Trust expenses.

John Hancock Variable Insurance Trust

Appendix A

PORTFOLIO (SUBADVISER)	Performance as of December 31, 2013	Fees and Expenses	Comments

Health Sciences Trust (T. Rowe Price Associates, Inc.)
Benchmark Index — the Trust underperformed for the one-year period and outperformed for the three- and five-year periods.
Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index for the three- and five-year periods and to the peer group for the one-, three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses, noting that the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust.
The Board also noted that a subadviser fee decrease and corresponding advisory fee decrease was approved in March 2014, which is expected to reduce total expenses in the future.

International Core Trust (Grantham, Mayo, Van Otterloo & Co. LLC)
Benchmark Index — The Trust outperformed for the one- and three-year periods and underperformed for the five-year period.
Lipper Category — The Trust outperformed the average for the one- and three-year periods and underperformed the average for the five-year period.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance. The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group for the one-, and three-year periods.
The Board noted proposed action to be taken with respect to the Trust.
The Board took into account management’s discussion of the Trust’s expenses; including action taken that will further reduce certain Trust expenses.

International Equity Index B Trust (SSgA Funds Management, Inc.)	Benchmark Index — The Trust underperformed for the one-year period. Lipper Category — The Trust underperformed the average for the one-year period.
The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are lower than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s relative performance, including differences in the Trust’s investments from those of the peer group.
The Board noted the low performance dispersion relative to the Trust’s benchmark.
The Board noted action taken that will further reduce certain Trust expenses and that the Trust is subject to an expense cap until April 30, 2015.

John Hancock Variable Insurance Trust

Appendix A

PORTFOLIO (SUBADVISER)	Performance as of December 31, 2013	Fees and Expenses	Comments

International Growth Stock Trust (Invesco Advisers Inc.)	Benchmark Index — The Trust outperformed for the one-year period. Lipper Category — The Trust underperformed the average for the one-year period.
The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are lower than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance and noted the Trust’s favorable performance relative to the benchmark index for the one-year period since November 30, 2012.
The Board noted action taken that will further reduce certain Trust expenses.

International Small Company Trust (Dimensional Fund Advisors LP)	Benchmark Index — the Trust underperformed for the one- and three-year periods. Lipper Category — The Trust outperformed the average for the one- and three-year periods.
Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance against the benchmark index. The Board noted the Trust’s favorable performance relative to the peer group average for the one- and three-year periods.
The Board took into account management’s discussion of the Trust’s expenses, including action taken that will further reduce certain Trust expenses.

International Value Trust (Templeton Investment Counsel, LLC)	Benchmark Index — The Trust outperformed for the one-, three- and five-year periods. Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.
The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group for the one-, three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses; including action taken that will further reduce certain Fund expenses.

Lifestyle Balanced PS Series (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index — The Series underperformed for the one-year period. Lipper Category — The Series underperformed the average for the one-year period.
Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Series are lower than the peer group median.
Total expenses for this Series are lower than the peer group median.

The Board took into account management’s discussion of the Series’ performance, including differences in the Series’ investment strategies relative to the Lipper peer group.
The Board also took into account the relatively short performance history of the Series.
The Board also noted that the Series is subject to an expense waiver arrangement until April 30, 2015.

John Hancock Variable Insurance Trust

Appendix A

PORTFOLIO (SUBADVISER)	Performance as of December 31, 2013	Fees and Expenses	Comments

Lifestyle Conservative PS Series (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index — The Series underperformed for the one-year period. Lipper Category — The Series underperformed the average for the one-year period.
Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Series are lower than the peer group median.
Total expenses for this Series are lower than the peer group median.

The Board took into account management’s discussion of the Series performance, including differences in the Series’ investment strategies relative to the Lipper peer group. The Board also took into account the relatively short performance history of the Series.
The Board also noted that the Series is subject to an expense waiver arrangement until April 30, 2015.

Lifestyle Growth PS Series (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index — The Series underperformed for the one-year period. Lipper Category — The Series underperformed the average for the one-year period.
Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Series are lower than the peer group median.
Total expenses for this Series are lower than the peer group median.

The Board took into account management’s discussion of the Series’ performance, including differences in the Series’ investment strategies relative to the Lipper peer group.
The Board also took into account the Series’ relatively short performance history.
The Board also noted that the Series is subject to an expense waiver arrangement until April 30, 2015.

Lifestyle Moderate PS Series (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index — The Series underperformed for the one-year period. Lipper Category — The Series underperformed the average for the one-year period.
Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Series are lower than the peer group median.
Total expenses for this Series are lower than the peer group median.

The Board took into account management’s discussion of the Series’ performance, including differences in the Series’ investment strategies relative to the Lipper peer group.
The Board also took into account the Series’ relatively short performance history.
The Board also noted that the Series is subject to an expense waiver arrangement until April 30, 2015.

John Hancock Variable Insurance Trust

Appendix A

PORTFOLIO (SUBADVISER)	Performance as of December 31, 2013	Fees and Expenses	Comments

Mid Cap Index Trust (Manulife Asset Management (North America))
Benchmark Index — The Trust underperformed for the one-, three- and five-year periods.
Lipper Category — The Trust underperformed the average for the one-year period and outperformed the average for the three- and five-year periods.

The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including factors that accounted for the more recent performance relative to the peer group.
The Board noted the Trust’s favorable performance relative to the peer group for the three- and five-year periods.
The Board noted the low performance dispersion relative to the Trust’s benchmark.
The Board took into account management’s discussion of the Trust’s expenses, noting that the Trust is subject to a contractual advisory fee waiver until April 30, 2015, which reduces advisory fees of the Trust.

Mid Cap Stock Trust (Wellington Management Company, LLP)
Benchmark Index — the Trust outperformed for the one-year period and underperformed for the three- and five-year periods.
Lipper Category — The Trust outperformed the average for the one- and three-year periods and underperformed the average for the five-year period.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index for the one-year period and to the peer group for the one- and three-year periods.
The Board took into account management’s discussion of the Trust’s expenses.

Mid Value Trust (T. Rowe Price Associates, Inc.)	Benchmark Index — the Trust underperformed for the one-, three- and five-year periods. Lipper Category — The Trust underperformed the average for the one-, three- and five-year periods.
Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance and the reasons for the underperformance.
The Board noted that the Trust has outperformed the benchmark index and the peer group since inception.
The Board took into account management’s discussion of the Trust’s expenses, noting that the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust.

John Hancock Variable Insurance Trust

Appendix A

PORTFOLIO (SUBADVISER)	Performance as of December 31, 2013	Fees and Expenses	Comments

Mutual Shares Trust (Franklin Mutual Advisers, LLC)	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.
The subadvisory fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s relative performance, as well as the Trust’s favorable performance relative to the peer group for the one, three- and five-year periods.
The Board also took into account potential options with respect to the Trust.
The Board took into account management’s discussion of the Trust’s expenses.

Natural Resources Trust (Wellington Management Company, LLP)	Benchmark Index — the Trust underperformed for the one-, three- and five-year periods. Lipper Category — The Trust underperformed the average for the one-, three- and five-year periods.
Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance and potential options with respect to the Trust’s investment strategy.
The Board took into account management’s discussion of the Trust’s expenses, noting that the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust.

Real Estate Securities Trust (Deutsche Investment Management Americas, Inc./RREEF America, LLC)
Benchmark Index — The Trust underperformed for the one-, three- and five- year periods.
Lipper Category — The Trust underperformed the average for the one- and three-year periods and outperformed the average for the five-year period.

The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are lower than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance.
The Board noted the Trust’s favorable performance relative to the peer group for the five-year period as well as for the ten-year period ended December 31, 2013.
The Board noted that management had implemented a voluntary asset-level based advisory fee waiver and a contractual asset-level based subadvisory fee waiver effective June 1, 2013 to be implemented when the Trust reaches a certain amount of assets under management.

John Hancock Variable Insurance Trust

Appendix A

PORTFOLIO (SUBADVISER)	Performance as of December 31, 2013	Fees and Expenses	Comments

Science & Technology Trust (Allianz Global Investors U.S. LLC) (T. Rowe Price Associates, LLC)
Benchmark Index — The Trust outperformed for the one- and five-year periods and underperformed for the three-year period.
Lipper Category — The Trust outperformed the average for the one-, three and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index for the one- and five-year periods and to the peer group for the one-, three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses noting that the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust.

Small Cap Growth Trust (Wellington Management Company, LLP)
Benchmark Index — the Trust outperformed for the one-year period and underperformed for the three- and five-year periods.
Lipper Category — The Trust outperformed the average for the one-year period and underperformed the average for the three- and five-year periods.

The subadviser fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance.
The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group for the one-year period.
The Board took into account management’s discussion of the Trust’s expenses, including underlying Trust expenses.

Small Cap Index Trust (Manulife Asset Management (North America))
Benchmark Index — The Trust underperformed for the one-, three- and five-year periods.
Lipper Category — The Trust matched the performance of the average for the one-year period, outperformed the average for the three-year period and underperformed the average for the five-year period.

The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance.
The Board noted the low performance dispersion relative to the Trust’s benchmark.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted that the Trust is subject to a contractual advisory fee waiver until April 30, 2015, which reduces advisory fees of the Trust.

Small Cap Opportunities Trust (Invesco Advisers Inc.) (Dimensional Fund Advisors LP)	Benchmark Index — The Trust outperformed for the one-, three- and five-year periods. Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.
Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group for the one-, three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses.

John Hancock Variable Insurance Trust

Appendix A

PORTFOLIO (SUBADVISER)	Performance as of December 31, 2013	Fees and Expenses	Comments

Small Cap Value Trust (Wellington Management Co, LLP)
Benchmark Index — the Trust underperformed for the one-year period and outperformed the average for the three- and five-year periods.
Lipper Category — The Trust underperformed the average for the one-year period and outperformed the average for the three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group for the three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses, including underlying fund expenses.

Small Company Growth Trust (Invesco Advisers Inc.)
Benchmark Index — The Trust underperformed for the one- and five-year periods and outperformed for the three-year period.
Lipper Category — The Trust underperformed the average for the one- and five-year periods and outperformed the average for the three-year period.

The subadviser fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance.
The Board noted the Trust’s favorable performance relative to the peer group and benchmark index for the three- year period and favorable performance relative to the peer group since the inception of the Trust on October 31, 2005.
The Board took into account management’s discussion of the Trust’s expenses.

Small Company Value Trust (T. Rowe Price Associates, Inc.)
Benchmark Index — the Trust underperformed for the one-year period and outperformed for the three- and five-year periods.
Lipper Category — The Trust underperformed the average for the one-, three- and five-year periods.

The subadvisory fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index for the three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses, noting that the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust.
The Board also took into account management’s discussion of the underlying Trust expenses.

Strategic Equity Allocation Trust (Manulife Asset Management (US))	Benchmark Index — The Trust underperformed for the one-year period. Lipper Category — The Trust outperformed the average for the one-year period.
Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Total expenses for this Trust are lower than the peer group median.
The Board took into account management’s discussion of the Trust’s performance and noted its relatively short performance history.

John Hancock Variable Insurance Trust

Appendix A

PORTFOLIO (SUBADVISER)	Performance as of December 31, 2013	Fees and Expenses	Comments

Total Stock Market Index Trust (Manulife Asset Management (North America))	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.
The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board noted the low performance dispersion relative to the Trust’s benchmark.
The Board noted the Trust’s favorable performance relative to the peer group for the one-, three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses.

U.S. Equity Trust (Grantham, Mayo, Van Otterloo & Co. LLC)	Benchmark Index — The Trust underperformed for the one-year period. Lipper Category — The Trust underperformed the average for the one-year.
The subadvisory fee for this Trust is higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the impact of market conditions on the subadviser’s investment style relative to the peer group.
The Board took into account management’s discussion of the Trust’s expenses.

Utilities Trust (Massachusetts Financial Services Company)	Benchmark Index — The Trust outperformed for the one-, three- and five-year periods. Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.
Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and peer group for the one-, three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses.

Value Trust (Invesco Advisers Inc.)	Benchmark Index — The Trust outperformed for the one-, three- and five-year period. Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.
The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are equal to the peer group median.
Total expenses for this Trust are lower than the peer group median.
The Board noted the Trust’s favorable performance relative to the benchmark index and peer group for the one-, three- and five-year periods.

John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees — Financial Services Trust

At an in-person meeting on March 10-13, 2014, the Board of Trustees of John Hancock Variable Insurance Trust (the “Trust”), including all of the Trustees who are not considered to be “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), approved an amendment (the “Amendment” or the “Advisory Agreement Amendment”) to the advisory agreement between the Trust and John Hancock Investment Management Services, LLC (the “Advisor”) for the Financial Services Trust (the “Fund”) that revised the Fund’s advisory fee schedule to add a new advisory fee breakpoint and change the advisory fee rates at certain asset levels and a new subadvisory agreement (the “JHAM Subadvisory Agreement”) between the Advisor and John Hancock Asset Management a division of Manulife Asset Management (US) LLC (“JHAM”) with respect to the Fund. JHAM is also referred to as Manulife Asset Management (US).

This section describes the evaluation by the Board of Trustees of the Amendment and the JHAM Subadvisory Agreement.

Evaluation by the Board of Trustees of the Advisory Agreement Amendment

At its in-person meeting on March 10-13, 2014, the Board discussed the Advisory Agreement Amendment. At the meeting, the officers of the Trust recommended to the Board that the Advisory Agreement with respect to the Fund be amended. The Board, including all the Independent Trustees, voted to approve the Amendment.

The Board also considered other factors it considered relevant in its evaluation of the Amendment, including the potential benefits that the Fund, and its shareholders and contract owners, may realize through having an additional breakpoint for increased assets. The Board also considered conditions and trends prevailing generally in the economy, the securities markets and the industry. The Board did not treat any single factor as determinative, and each Trustee could attribute different weights to different factors. Throughout the evaluation process, the Board was assisted by counsel for the Trust and the Independent Trustees were also separately assisted by independent legal counsel. The factors considered by the Board with respect to the Fund were:

(1)  the nature, extent and quality of the services to be provided by the Advisor to the Fund;

(2)  the investment performance of the Fund and the Advisor;

(3)  the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders; and

(4)  comparative services rendered and comparative advisory fee rates.

In making its determination and with reference to the factors that it considered, the Board reviewed:

(1)  information relating to the Advisor’s business, including current advisory services to the Trust (and other funds in the John Hancock family of funds);

(2)  the performance of the Fund and the performance of other John Hancock funds managed by the Advisor; and

(3)  the advisory fee for the Fund, including any breakpoints determined by the aggregate net assets of the Fund and the Financial Industries Fund, rather than those of the JHF II Financial Services Fund (the fund whose assets would be aggregated with the Fund under the current advisory agreement).

The Board’s decision to approve the Amendment was based on a number of determinations, including the following:

1.  The net assets of the Financial Industries Fund (which had net assets of $892.76 million as of December 31, 2013), rather than the net assets of the JHF II Fund (which had no assets as of that date), would be aggregated with those of the Fund for purposes of determining the advisory fee payable by the Fund;

2.  Based on such net assets, by aggregating the Fund’s and the Financial Industries Fund’s net assets, the Fund’s effective advisory fee paid to the Advisor will decrease; and

3.  An additional breakpoint at $1 billion would be equitable to shareholders because the decrease in advisory fees at this threshold would reflect the lower expenses generally associated with managing larger portfolios.

Evaluation by the Board of Trustees of the Subadvisory Agreement

At its in-person meeting on March 10-13, 2014, the Board discussed with the Advisor recent changes in the portfolio management team of Davis Selected Advisers, L.P. (“Davis”) that currently manages the Fund’s assets. At the Board meeting, the Advisor recommended to the Board that the Fund’s Subadviser be replaced by JHAM, an affiliate of the Advisor. The Board, including all the Independent Trustees, approved the appointment of JHAM as the new subadvisor to the Fund and the new JHAM Subadvisory Agreement at its in-person meeting on March 10-13, 2014.

In considering the approval of the proposed subadvisory agreement with JHAM, the Board took into account its consideration of the factors it considered with the annual evaluation of the advisory and subadvisory agreements conducted at an in-person meeting held on May 15-17, 2013, as well as information presented at other meetings during the year. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional information from management. The Board also considered other factors it deemed relevant in its evaluation of the proposed subadvisory agreement, including the potential benefits that the Fund, and its shareholders and contract owners, may realize through having a new subadvisor. The Board also considered conditions and trends prevailing generally in the economy, the securities markets and the industry. The Board also considered the affiliation of the Advisor with JHAM, noting any potential conflicts of interest. The Board did not treat any single factor as determinative, and each Trustee could attribute different weights to different factors. Throughout the evaluation process, the Board was assisted by counsel for the Trust and the Independent Trustees were also separately assisted by independent legal counsel. The factors considered by the Board with respect to the Fund were:

(1)  the nature, extent and quality of the services to be provided by JHAM to the Fund;

(2)  the investment performance of the Fund and JHAM;

(3)  the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders; and

(4)  comparative services rendered and comparative subadvisory fee rates.

In making its determination and with reference to the factors that it considered, the Board reviewed:

(1)  information relating to JHAM’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2)  the performance of the Fund and the performance of other John Hancock funds managed by JHAM; and

(3)  the subadvisory fee for the Fund, including any breakpoints determined by the aggregate net assets of the Fund and the Financial Industries Fund, which is also managed by JHAM.

The Board’s decision to approve the proposed subadvisory agreement with JHAM was based on a number of determinations, including the following:

(1)  Recent changes to the portfolio management team at Davis;

(2)  The Fund’s performance lagged that of its Morningstar peer group and benchmark index for the one- and three-year periods ended December 31, 2013.

John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees — Financial Services Trust

(3)  JHAM has extensive experience and demonstrated skills as a manager with respect to equity securities and in using a variety of investment strategies and may be expected to provide a high quality of investment management services and personnel to the Fund;

(4)  The Board is generally satisfied with JHAM’s management of a similar fund, the Financial Industries Fund which has had better performance than the Fund over the one- and three-year periods ended December 31, 2013; and

(5)  The JHAM subadvisory fee rates for the Fund would be the same as the subadvisory fee rates charged by JHAM to manage the Financial Industries Fund, would result in a lower effective subadvisory fee rate assuming the Fund’s and the Financial Industries Fund’s net asset as of December 31, 2013 and are within industry norms.

John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements — Fundamental Value Trust

At an in-person meeting on March 10-13, 2014, the Board of Trustees of John Hancock Variable Insurance Trust (the “Trust”), including all of the Trustees who are not considered to be “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), approved a new subadvisory agreement (the “JHAM Subadvisory Agreement”) between the Advisor and John Hancock Asset Management a division of Manulife Asset Management (US) LLC (“JHAM”) with respect to the Fundamental Value Trust (the “Fund”).

This section describes the evaluation by the Board of Trustees of the JHAM Subadvisory Agreement.

Evaluation by the Board

At the in-person meeting of the Board on March 10-13, 2014, the Trustees discussed with the Advisor changes in Fundamental Value Trust’s portfolio management team. At the Board’s meeting, the Advisor recommended to the Board that Fundamental Value Trust’s subadvisor, Davis Selected Advisers, L.P. (“Davis”) be replaced with JHAM, an affiliate of the Advisor. As stated above, the Board, including all the Independent Trustees, approved the appointment of JHAM as the new subadvisor to Fundamental Value Trust and the new subadvisory agreement at its meeting on March 10-13, 2014.

In considering the approval of the proposed subadvisory agreement with JHAM, the Board took into account its consideration of the factors it considered in connection with the annual evaluation of the advisory and subadvisory agreements conducted at an in-person meeting held on May 15-17, 2013, as well as information presented at other meetings during the year. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional information from, management.

The Board also considered other factors it considered relevant in its evaluation of the proposed subadvisory agreement, including the potential benefits that Fundamental Value Trust and its shareholders may realize through having a new subadvisor. The Board also considered conditions and trends prevailing generally in the economy, the securities markets and the industry. The Board noted the affiliation of the Advisor with JHAM, noting any potential conflicts of interest. The Board did not treat any single factor as determinative, and each Trustee could attribute different weights to different factors. Throughout the evaluation process, the Board was assisted by counsel for the Trust and the Independent Trustees were also separately assisted by independent legal counsel. The factors considered by the Board with respect to Fundamental Value Trust were:

(1)  the nature, extent and quality of the services to be provided by JHAM to Fundamental Value Trust;

(2)  the investment performance of Fundamental Value Trust and JHAM;

(3)  the extent to which economies of scale would be realized as Fundamental Value Trust grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders; and

(4)  comparative services rendered and comparative subadvisory fee rates.

In making its determination and with reference to the factors that it considered, the Board reviewed at this meeting and at prior meetings:

(1)  information relating to JHAM’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2)  the performance of Fundamental Value Trust and the performance of other John Hancock funds managed by JHAM; and

(3)  the subadvisory fee for Fundamental Value Trust, including any breakpoints determined by the aggregate net assets of Fundamental Value Trust and other John Hancock funds managed by JHAM.

The Board’s decision to approve the proposed subadvisory agreement with JHAM was based on a number of determinations, including the following:

(1)  Recent changes to the portfolio management team at Davis;

(2)  Fundamental Value Trust’s performance lagged that of its peer group and benchmark index for the three- and five-year periods ended December 31, 2013;

(3)  JHAM has extensive experience and demonstrated skills as a manager with respect to equity securities and in using a variety of investment strategies and may be expected to provide a high quality of investment management services and personnel to Fundamental Value Trust;

(4)  The Board is generally satisfied with JHAM’s management of a similar fund, Fundamental Large Cap Value Trust, a series of JHVIT, which has had better performance than Fundamental Value Trust over the three- and five-year periods ended December 31, 2013;

(5)  The subadvisory fee rates payable to JHAM for managing Fundamental Value Trust are lower than those payable to Davis, are the same as the subadvisory fee rates payable to JHAM for managing Fundamental Large Cap Value Trust, and are within industry norms; and

(6)  The advisory fee rates for Fundamental Value Trust would be reduced if the JHAM subadvisory agreement is approved by shareholders; and

(7)  The subadvisory fee rate payable to JHAM contains breakpoints that are reflected in the Fund’s advisory fees in order to permit shareholders to benefit from economies of scale as the Fund grows.

John Hancock Variable Insurance Trust

For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at sec.gov.

PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The trust’s Form N-Q is available electronically on the SEC website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549. For more information on the Public Reference Room, call 800-SEC-0330.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

John Hancock

John Hancock Annuities Service Center
P.O. Box 55444
Boston, MA 02205-5444

PRSRT STD
U.S. POSTAGE
PAID
HOLLISTON, MA
PERMIT NO. 20

Management of the trust

Trustees
James M. Oates, Chairperson
Steven R. Pruchansky,*** Vice Chairperson
Charles L. Bardelis*
Craig Bromley†
Peter S. Burgess*
William H. Cunningham**
Grace K. Fey***
Theron S. Hoffman*
Deborah C. Jackson**
Hassell H. McClellan**
Gregory A. Russo***
Warren A. Thomson†

* Member of the Audit Committee
** Member of the Compliance Committee
*** Member of Contracts, Legal & Risk Committee
† Non-Independent Trustee

Officers
Andrew G. Arnott, President
John J. Danello, Senior Vice President, Secretary and Chief Legal Officer
Francis V. Knox, Jr., Chief Compliance Officer
Charles A. Rizzo, Chief Financial Officer
Salvatore Schiavone, Treasurer

Investment advisor

John Hancock Investment Management Services, LLC
Boston, Massachusetts

Principal distributor
John Hancock Distributors, LLC

Custodian
State Street Bank and Trust Company

Legal counsel
K&L Gates LLP

JHTSA 6/14
8/14

115015 0614

John Hancock

John Hancock

Variable Insurance Trust

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Bond Trusts

Semiannual Report
June 30, 2014

John Hancock Variable Insurance Trust

Semiannual report—table of contents

Sector weightings	3
Shareholder expense example	5
Summary portfolio of investments (See below for each portfolio’s page #)	8
Statements of assets and liabilities	40
Statements of operations	45
Statements of changes in net assets	50
Statement of cash flows	53
Financial highlights	54
Notes to financial statements	61
Evaluation of advisory and subadvisory agreements by the board of trustees	98
For more information	106

Portfolio	Summary portfolio of investments
Active Bond Trust	8
Bond Trust	10
Bond PS Series	11
Core Bond Trust	13
Global Bond Trust	15
High Yield Trust	17
Income Trust	19
Investment Quality Bond Trust	21
Money Market Trust	23
Money Market Trust B	23
New Income Trust	24
Real Return Bond Trust	26
Short Term Government Income Trust	28
Strategic Income Opportunities Trust	29
Total Bond Market Trust B	32
Total Return Trust	33
Ultra Short Term Bond Trust	35

2

John Hancock Variable Insurance Trust

Sector weightings

Active Bond Trust

Sector Weighting*	% of Total
Collaterlized Mortgage Obligations	21.3
Financials	19.8
U.S. Government Agency	17.5
U.S. Government	6.4
Energy	6.2
Asset Backed Securities	5.2
Consumer Discretionary	4.6
Industrials	4.1
Telecommunication Services	3.1
Utilities	2.4
Materials	2.2
Consumer Staples	2.1
Health Care	1.5
Foreign Government Obligations	0.7
Information Technology	0.5
Municipal Bonds	0.3
Short-Term Investments & Other	2.1

Bond Trust

Sector Weighting*	% of Total
U.S. Government Agency	30.1
U.S. Government	29.1
Financials	19.1
Energy	3.8
Consumer Discretionary	2.9
Industrials	2.5
Collateralized Mortgage Obligations	2.1
Telecommunication Services	2.1
Health Care	1.5
Utilities	1.4
Consumer Staples	1.2
Materials	1.1
Information Technology	0.7
Short-Term Investments & Other	2.4

Bond PS Series

Sector Weighting*	% of Total
U.S. Government Agency	28.4
U.S. Government	27.1
Financials	19.7
Energy	4.1
Consumer Discretionary	2.8
Industrials	2.3
Telecommunication Services	1.9
Health Care	1.6
Collateralized Mortgage Obligations	1.5
Materials	1.3
Utilities	1.2
Consumer Staples	1.2
Information Technology	0.7
Short-Term Investments & Other	6.2

Core Bond Trust

Sector Weighting**	% of Total
U.S. Government Agency	26.0
U.S. Government	20.1
Asset Backed Securities	12.6
Financials	9.2
Collateralized Mortgage Obligations	8.4
Energy	3.8
Consumer Discretionary	2.7
Telecommunication Services	2.2
Utilities	2.0
Health Care	1.9
Foreign Government Obligations	1.7
Information Technology	1.7
Municipal Bonds	1.6
Consumer Staples	1.3
Industrials	0.8
Materials	0.6
Short-Term Investments	3.4

Global Bond Trust

Sector Weighting**	% of Total
Foreign Government Obligations	44.9
Financials	12.4
Collateralized Mortgage Obligations	11.3
U.S. Government Agency	8.3
U.S. Government	7.2
Certificate of Deposit	2.2
Energy	2.1
Asset Backed Securities	1.3
Telecommunication Services	0.7
Consumer Discretionary	0.6
Consumer Staples	0.6
Industrials	0.3
Information Technology	0.3
Materials	0.3
Health Care	0.2
Utilities	0.2
Purchased Options	0.1
Short-Term Investments	7.0

High Yield Trust

Sector Weighting*	% of Total
Consumer Discretionary	18.5
Energy	17.7
Industrials	17.3
Financials	11.5
Materials	9.8
Consumer Staples	6.0
Telecommunication Services	5.7
Health Care	4.9
Utilities	3.8
Information Technology	2.4
Foreign Government Obligations	1.1
Municipal Bonds	0.1
Short-Term Investments & Other	1.2

Income Trust

Sector Weighting*	% of Total
Fixed-Income Asset Allocation
Consumer Discretionary	6.4
Energy	6.3
Information Technology	4.1
Financials	3.8
Telecommunication Services	3.4
Industrials	2.8
Health Care	2.4
Materials	2.4
Consumer Staples	2.3
Utilities	1.3
Total Fixed-Income	35.2
Equity Asset Allocation
Utilities	13.5
Energy	10.9
Financials	10.2
Materials	9.0
Health Care	6.2
Information Technology	4.5
Industrials	3.9
Telecommunication Services	2.1
Consumer Staples	1.1
Consumer Discretionary	1.0
Total Equity	62.4
Short-Term Investments & Other	2.4

Investment Quality Bond Trust

Sector Weighting**	% of Total
U.S. Government Agency	21.7
Financials	14.0
Collateralized Mortgage Obligations	10.9
U.S. Government	10.3
Consumer Discretionary	4.3
Asset Backed Securities	3.0
Energy	2.7
Foreign Government Obligations	2.4
Telecommunication Services	2.2
Industrials	2.0
Health Care	1.8
Municipal Bonds	1.4
Consumer Staples	0.9
Utilities	0.9
Information Technology	0.8
Materials	0.8
Short-Term Investments	19.9

Money Market Trust

Sector Weighting**	% of Total
Commercial Paper	38.2
U.S. Government Agency	29.8
Certificate of Deposit	14.1
U.S. Governement	11.4
Corporate Interest-Bearing Obligations	6.5

3

John Hancock Variable Insurance Trust

Sector weightings

Money Market Trust B

Sector Weighting*	% of Total
Commercial Paper	45.1
U.S. Government Agency	22.4
Certificate of Deposit	15.1
U.S. Government	10.9
Corporate Interest-Bearing Obligations	6.1
Other	0.4

New Income Trust

Sector Weighting*	% of Total
U.S. Government Agency	27.3
U.S. Government	19.1
Financials	10.0
Collateralized Mortgage Obligations	8.9
Asset Backed Securities	7.6
Energy	4.5
Consumer Discretionary	4.2
Telecommunication Services	3.3
Foreign Government Obligations	2.7
Industrials	2.5
Municipal Bonds	1.7
Information Technology	1.0
Utilities	0.9
Health Care	0.9
Consumer Staples	0.8
Materials	0.4
Short-Term Investments & Other	4.2

Real Return Bond Trust

Sector Weighting**	% of Total
U.S. Government	51.7
Foreign Government Obligations	6.7
Financials	5.0
Collateralized Mortgage Obligations	3.3
Asset Backed Securities	1.5
U.S. Government Agency	1.5
Consumer Discretionary	0.5
Telecommunication Services	0.5
Energy	0.4
Industrials	0.1
Utilities	0.1
Short-Term Investments	28.7

Short Term Government Income Trust

Sector Weighting*	% of Total
U.S. Government Agency	77.1
U.S. Government	20.4
Collateralized Mortgage Obligations	1.9
Short-Term Investments & Other	0.6

Strategic Income Opportunities Trust

Sector Weighting*	% of Total
Financials	23.2
Foreign Government Obligations	22.5
Consumer Discretionary	11.8
Health Care	7.4
Collateralized Mortgage Obligations	5.7
Energy	4.5
Consumer Staples	4.2
Utilities	4.1
Industrials	3.5
Telecommunication Services	3.4
Materials	3.0
Information Technology	2.2
Asset Backed Securities	1.0
Short-Term Investments & Other	3.5

Total Bond Market Trust B

Sector Weighting*	% of Total
U.S. Government	34.5
U.S. Government Agency	33.8
Financials	8.2
Foreign Government Obligations	3.4
Energy	3.2
Collateralized Mortgage Obligations	2.2
Consumer Discretionary	2.2
Consumer Staples	1.9
Utilities	1.8
Health Care	1.7
Industrials	1.5
Telecommunication Services	1.3
Materials	1.2
Information Technology	1.1
Municipal Bonds	1.0
Asset Backed Securities	0.1
Short-Term Investements & Other	0.9

Total Return Trust

Sector Weighting**	% of Total
U.S. Government Agency	29.0
Foreign Government Obligations	18.1
Financials	17.1
U.S. Government	12.5
Collateralized Mortgage Obligations	6.2
Municipal Bonds	4.4
Consumer Discretionary	3.3
Asset Backed Securities	2.5
Telecommunication Services	1.4
Energy	1.0
Utilities	0.7
Materials	0.3
Health Care	0.3
Industrials	0.3
Information Technology	0.1
Short-Term Investments & Other	2.8

Ultra Short Term Bond Trust

Sector Weighting*	% of Total
Financials	21.3
Asset Backed Securities	20.2
Consumer Discretionary	7.6
U.S. Government Agency	6.6
Health Care	4.9
Industrials	3.7
Utilities	3.6
Collateralized Mortgage Obligations	3.5
Energy	2.1
Telecommunication Services	2.0
Materials	1.8
Information Technology	1.8
U.S. Government	1.8
Consumer Staples	0.4
Short-Term Investments & Other	18.7

*	As a percentage of net assets.

**	As a percentage of total investments.

4

John Hancock Variable Insurance Trust

Shareholder expense example

As a shareholder of a portfolio of John Hancock Variable Insurance Trust, you incur ongoing costs, such as management fees, distribution (Rule 12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the portfolios so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2014 through June 30, 2014).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/2014	Ending account value 6/30/2014	Expenses paid during period[1] 1/1/2014 – 6/30/2014	Annualized expense ratio
Active Bond Trust
Series I — Actual	$1,000.00	$1,054.20	$3.46	0.68%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.41	0.68%
Series II — Actual	1,000.00	1,053.00	4.48	0.88%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.41	0.88%
Series NAV — Actual	1,000.00	1,055.20	3.21	0.63%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.16	0.63%
Bond Trust
Series I — Actual	$1,000.00	$1,039.80	$3.24	0.64%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.21	0.64%
Series II — Actual	1,000.00	1,039.80	4.25	0.84%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.21	0.84%
Series NAV — Actual	1,000.00	1,040.60	2.99	0.59%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.96	0.59%
Bond PS Series
Series II — Actual	$1,000.00	$1,036.50	$4.59	0.91%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.56	0.91%
Series NAV — Actual	1,000.00	1,036.50	3.33	0.66%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.31	0.66%
Core Bond Trust
Series I — Actual	$1,000.00	$1,040.50	$3.34	0.66%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.31	0.66%
Series II — Actual	1,000.00	1,039.70	4.35	0.86%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.31	0.86%
Series NAV — Actual	1,000.00	1,040.60	3.09	0.61%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.06	0.61%

5

John Hancock Variable Insurance Trust

Shareholder expense example

	Beginning account value 1/1/2014	Ending account value 6/30/2014	Expenses paid during period[1] 1/1/2014 – 6/30/2014	Annualized expense ratio
Global Bond Trust
Series I — Actual	$1,000.00	$1,056.50	$4.28	0.84%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.21	0.84%
Series II — Actual	1,000.00	1,056.20	5.30	1.04%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.21	1.04%
Series NAV — Actual	1,000.00	1,057.60	4.03	0.79%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.96	0.79%
High Yield Trust
Series I — Actual	$1,000.00	$1,057.50	$3.93	0.77%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%
Series II — Actual	1,000.00	1,056.50	4.95	0.97%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.86	0.97%
Series NAV — Actual	1,000.00	1,058.10	3.67	0.72%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.61	0.72%
Income Trust
Series NAV — Actual	$1,000.00	$1,098.20	$4.37	0.84%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.21	0.84%
Investment Quality Bond Trust
Series I — Actual	$1,000.00	$1,046.50	$3.50	0.69%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.46	0.69%
Series II — Actual	1,000.00	1,045.50	4.51	0.89%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.46	0.89%
Series NAV — Actual	1,000.00	1,047.50	3.25	0.64%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.21	0.64%
Money Market Trust
Series I — Actual	$1,000.00	$1,000.00	$0.79	0.16%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.80	0.16%
Series II — Actual	1,000.00	1,000.00	0.79	0.16%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.80	0.16%
Money Market Trust B
Series NAV — Actual	$1,000.00	$1,000.00	$0.84	0.17%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.85	0.17%
New Income Trust
Series NAV — Actual	$1,000.00	$1,042.60	$3.19	0.63%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.16	0.63%
Real Return Bond Trust
Series I — Actual	$1,000.00	$1,065.30	$4.97	0.97%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.86	0.97%
Series II — Actual	1,000.00	1,063.60	5.99	1.17%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.00	5.86	1.17%
Series NAV — Actual	1,000.00	1,065.30	4.71	0.92%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.61	0.92%
Short Term Government Income Trust
Series I — Actual	$1,000.00	$1,008.80	$3.24	0.65%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.26	0.65%
Series II — Actual	1,000.00	1,008.00	4.23	0.85%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.26	0.85%
Series NAV — Actual	1,000.00	1,009.60	2.99	0.60%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.01	0.60%
Strategic Income Opportunities Trust
Series I — Actual	$1,000.00	$1,042.50	$3.80	0.75%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76	0.75%
Series II — Actual	1,000.00	1,041.70	4.81	0.95%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.76	0.95%
Series NAV — Actual	1,000.00	1,043.40	3.55	0.70%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.51	0.70%

6

John Hancock Variable Insurance Trust

Shareholder expense example

	Beginning account value 1/1/2014	Ending account value 6/30/2014	Expenses paid during period[1] 1/1/2014 – 6/30/2014	Annualized expense ratio
Total Bond Market Trust B
Series I — Actual	$1,000.00	$1,039.60	$1.52	0.30%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.51	0.30%
Series II — Actual	1,000.00	1,039.60	2.53	0.50%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.51	0.50%
Series NAV — Actual	1,000.00	1,039.60	1.26	0.25%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.25	0.25%
Total Return Trust
Series I — Actual	$1,000.00	$1,035.30	$3.73	0.74%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74%
Series II — Actual	1,000.00	1,034.60	4.74	0.94%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.71	0.94%
Series NAV — Actual	1,000.00	1,035.40	3.48	0.69%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.46	0.69%
Ultra Short Term Bond Trust
Series I — Actual	$1,000.00	$1,000.80	$3.22	0.65%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.26	0.65%
Series II — Actual	1,000.00	1,000.00	4.22	0.85%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.26	0.85%
Series NAV — Actual	1,000.00	1,001.70	2.98	0.60%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.01	0.60%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

7

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling at 1-800-344-1029. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

Active Bond Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 23.9%
U.S. Government - 2.5%
3.625%, 02/15/2044	$20,475,000	$21,562,734	2.5%
U.S. Treasury Notes - 3.9%
1.000%, 06/30/2019	3,240,000	3,139,761	0.4%
2.375%, 12/31/2020	2,500,000	2,553,320	0.3%
2.500%, 05/15/2024	27,943,000	27,886,248	3.2%
		33,579,329
Federal Home Loan Mortgage Corp. - 2.0%
3.000%, 03/01/2043	2,274,441	2,254,273	0.3%
4.000%, 11/01/2043
to 02/01/2044	2,714,433	2,877,041	0.4%
4.500%, 09/01/2023
to 10/01/2041	7,329,510	7,926,417	0.9%
5.000%, 03/01/2041
to 04/01/2041	2,716,614	3,016,268	0.3%
OTHER SECURITIES		1,201,130	0.1%
		17,275,129
Federal National Mortgage Association - 14.3%
3.000%, TBA (C)	13,750,000	13,569,533	1.6%
3.000%, 07/01/2027
to 05/01/2043	5,129,171	5,113,820	0.7%
3.500%, 02/01/2026
to 06/01/2042	9,354,345	9,720,435	1.2%
4.000%, 12/01/2024
to 01/01/2044	19,234,435	20,479,112	2.3%
4.500%, 08/01/2040
to 08/01/2041	21,327,731	23,163,358	2.7%
5.000%, 05/01/2018
to 04/01/2041	19,042,679	21,170,472	2.4%
5.500%, 02/01/2018
to 11/01/2039	11,282,864	12,622,494	1.4%
6.000%, 05/01/2035
to 02/01/2036	6,303,065	7,114,333	0.9%
6.500%, 02/01/2036
to 06/01/2039	3,380,829	3,800,790	0.4%
OTHER SECURITIES		6,823,669	0.7%
		123,578,016
Government National Mortgage Association - 1.1%
4.000%, 02/15/2041	6,318,152	6,767,581	0.8%
OTHER SECURITIES		2,476,314	0.3%
		9,243,895
Federal Home Loan Bank - 0.1%		989,522	0.1%
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $201,924,190)		$206,228,625
FOREIGN GOVERNMENT
OBLIGATIONS - 0.7%
Argentina - 0.1%		1,184,196	0.1%
Germany - 0.1%		1,580,645	0.1%

Active Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Japan - 0.1%		$679,814	0.1%
Mexico - 0.1%		1,068,116	0.1%
Panama - 0.1%		685,360	0.1%
Peru - 0.0%		116,850	0.0%
Turkey - 0.1%		578,750	0.1%
United Kingdom - 0.1%		432,096	0.1%
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $5,330,758)		$6,325,827
CORPORATE BONDS - 44.0%
Consumer Discretionary - 4.6%
Ford Motor Credit Company LLC
5.875%, 08/02/2021	$2,974,000	3,490,179	0.4%
OTHER SECURITIES		36,248,847	4.2%
		39,739,026
Consumer Staples - 1.9%		15,925,734	1.9%
Energy - 6.1%		52,379,179	6.1%
Financials - 17.9%
Bank of America Corp.
5.000%, 05/13/2021	2,035,000	2,270,488	0.3%
Leucadia National Corp.
5.500%, 10/18/2023	2,010,000	2,133,949	0.2%
Morgan Stanley
7.300%, 05/13/2019	1,585,000	1,937,788	0.2%
Sirius International Group, Ltd.
(7.506% to 06/30/2017, then
3 month LIBOR + 3.200%)
06/30/2017 (Q)(S)	2,130,000	2,236,500	0.3%
OTHER SECURITIES		145,998,244	16.9%
		154,576,969
Health Care - 1.5%		13,111,405	1.5%
Industrials - 3.9%
Textron Financial Corp. (6.000% to
02/15/2017, then 3 month
LIBOR + 1.735%)
02/15/2067 (S)	2,955,000	2,689,050	0.3%
OTHER SECURITIES		31,327,824	3.6%
		34,016,874
Information Technology - 0.5%		4,075,372	0.5%
Materials - 2.2%		19,342,407	2.2%
Telecommunication Services - 3.1%
GTP Acquisition Partners I LLC
4.704%, 05/15/2018 (S)	2,000,000	2,035,766	0.2%
Verizon Communications, Inc.
5.150%, 09/15/2023	2,000,000	2,236,990	0.2%
OTHER SECURITIES		22,538,855	2.7%
		26,811,611
Utilities - 2.3%		19,431,843	2.3%
TOTAL CORPORATE BONDS (Cost $351,039,652)		$379,410,420
CAPITAL PREFERRED SECURITIES - 1.5%
Financials - 1.5%		12,775,751	1.5%
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $11,942,098)		$12,775,751

The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CONVERTIBLE BONDS - 0.0%
Consumer Discretionary - 0.0%		$227,925	0.0%
TOTAL CONVERTIBLE BONDS (Cost $129,600)		$227,925
TERM LOANS (M) - 0.3%
Consumer Discretionary - 0.0%		322,059	0.0%
Financials - 0.0%		286,764	0.0%
Industrials - 0.1%		639,195	0.1%
Energy - 0.1%		361,350	0.1%
Materials - 0.0%		293,079	0.0%
Utilities - 0.0%		279,366	0.0%
Consumer Staples - 0.1%		575,580	0.1%
Health Care - 0.0%		316,986	0.0%
TOTAL TERM LOANS (Cost $3,053,669)		$3,074,379
MUNICIPAL BONDS - 0.3%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	$1,885,000	$2,716,379	0.3%
TOTAL MUNICIPAL BONDS (Cost $2,068,957)		$2,716,379
COLLATERALIZED MORTGAGE
OBLIGATIONS - 21.3%
Commercial & Residential - 16.5%
Americold 2010 LLC Trust,
7.443%, 01/14/2029 (S)	2,525,000	2,906,510	0.3%
Banc of America Commercial
Mortgage Trust, Inc.,
4.953%, 07/10/2043 (P)	2,524,154	2,609,440	0.3%
CHL Mortgage Pass Through Trust,
2.491%, 07/20/2034 (P)	2,074,622	2,103,293	0.2%
JPMorgan Chase Commercial
Mortgage Securities Corp.,
5.440%, 05/15/2045	2,292,000	2,483,909	0.3%
JPMorgan Chase Commercial
Mortgage Securities Trust,
5.464%, 01/15/2049 (P)	2,710,000	2,884,389	0.3%
JPMorgan Chase Commercial
Mortgage Securities Trust,
6.218%, 02/15/2051 (P)	2,250,000	2,523,773	0.3%
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
5.419%, 08/12/2048	2,260,000	2,423,669	0.3%
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
5.526%, 03/12/2051 (P)	1,950,000	2,062,993	0.2%
Morgan Stanley Capital I Trust,
3.773%, 03/15/2045	2,371,500	2,459,103	0.3%
Motel 6 Trust,
3.781%, 10/05/2025 (S)	2,660,000	2,700,403	0.3%
TimberStar Trust,
5.668%, 10/15/2036 (S)	2,300,000	2,505,459	0.3%
Wachovia Bank Commercial
Mortgage Trust,
5.153%, 10/15/2041 (P)(S)	2,500,000	2,535,978	0.3%
WaMu Mortgage Pass Through
Certificates,
0.572%, 07/25/2045 (P)	2,190,118	2,079,100	0.2%
WF-RBS Commercial
Mortgage Trust,
2.395%, 11/15/2045 (S)	16,809,533	2,009,899	0.2%

Active Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
OTHER SECURITIES		$107,809,999	12.7%
		142,097,917
Federal Home Loan Mortgage Corp. - 1.9%
3.000%, 02/15/2040	$3,549,067	3,677,377	0.4%
OTHER SECURITIES		12,785,649	1.5%
		16,463,026
Federal National Mortgage Association - 2.4%
2.000%, 03/25/2041	7,911,859	7,902,982	0.9%
2.000%, 09/25/2041	2,083,481	1,992,577	0.2%
4.000%, 01/25/2041	2,901,882	3,017,443	0.4%
OTHER SECURITIES		7,918,080	0.9%
		20,831,082
Government National Mortgage Association - 0.5%		4,128,423	0.5%
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $175,665,402)		$183,520,448
ASSET BACKED SECURITIES - 5.2%
CKE Restaurant Holdings, Inc.,
4.474%, 03/20/2043 (S)	1,908,531	1,959,939	0.2%
Dominos Pizza Master Issuer LLC,
5.216%, 01/25/2042 (S)	3,811,856	4,095,687	0.5%
OTHER SECURITIES		38,536,927	4.5%
TOTAL ASSET BACKED
SECURITIES (Cost $44,677,502)		$44,592,553
COMMON STOCKS - 0.0%
Financials - 0.0%		949	0.0%
TOTAL COMMON STOCKS (Cost $44,669)		$949
PREFERRED SECURITIES - 0.7%
Consumer Staples - 0.1%		581,940	0.1%
Financials - 0.4%		3,769,505	0.4%
Industrials - 0.1%		485,355	0.1%
Utilities - 0.1%		1,122,251	0.1%
TOTAL PREFERRED SECURITIES (Cost $5,742,253)		$5,959,051
SECURITIES LENDING COLLATERAL - 0.2%
John Hancock Collateral
Investment Trust,
0.0995% (W)(Y)	136,162	1,362,626	0.2%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $1,362,612)		$1,362,626
SHORT-TERM INVESTMENTS - 2.4%
Money Market Funds - 1.7%
State Street Institutional
U.S. Government Money Market
Fund, 0.0000% (Y)	14,169,008	14,169,008	1.7%
Repurchase Agreement - 0.7%
Repurchase Agreement with State
Street Corp. dated 06/30/2014 at
0.000% to be repurchased at
$3,215,000 on 07/01/2014,
collateralized by $3,230,000
U.S. Treasury Notes, 2.250% due
03/31/2021 (valued at $3,282,488,
including interest)	$3,215,000	$3,215,000	0.4%

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Barclays Tri-Party Repurchase
Agreement dated 06/30/2014 at
0.070% to be repurchased at
$3,115,006 on 07/01/2014,
collateralized by $2,434,400
Treasury Inflation Indexed Bonds,
2.000% due 01/15/2026 (valued at
$3,177,410, including interest)	$3,115,000	$3,115,000	0.3%
		6,330,000
TOTAL SHORT-TERM
INVESTMENTS (Cost $20,499,008)		$20,499,008
Total Investments (Active Bond Trust)
(Cost $823,480,370) - 100.5%		$866,693,941	100.5%
Other Assets And Liabilities, Net - (0.5%)		(4,581,426)	(0.5)%
TOTAL NET ASSETS - 100.0%		$862,112,515	100.0%

Bond Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 59.2%
U.S. Treasury Bonds - 4.3%
3.125%, 11/15/2041	$175,000,000	$169,257,900	1.6%
3.625%, 02/15/2044	264,210,000	278,246,156	2.7%
		447,504,056
U.S. Treasury Notes - 22.3%
0.375%, 04/30/2016	492,730,000	492,537,343	4.8%
0.875%, 06/15/2017	200,000,000	200,046,800	1.9%
1.000%, 06/30/2019	276,459,000	267,905,911	2.6%
1.250%, 10/31/2018
to 11/30/2018	487,610,100	483,518,822	4.7%
2.500%, 05/15/2024	756,652,000	755,115,240	7.3%
2.625%, 04/30/2018	93,000,000	97,853,484	0.9%
OTHER SECURITIES		11,543,913	0.1%
		2,308,521,513
Treasury Inflation Protected Securities - 2.5%
0.125%, 04/15/2017
to 04/15/2018	255,080,898	263,657,643	2.5%
		263,657,643
Federal Farm Credit Bank - 1.1%
1.740%, 03/11/2020	59,240,000	58,272,137	0.6%
OTHER SECURITIES		51,595,656	0.5%
		109,867,793
Federal National Mortgage Association - 23.0%
1.500%, 05/25/2018	36,840,000	36,802,313	0.4%
1.600%, 01/30/2020	75,835,000	74,257,405	0.7%
2.289%, 10/01/2035 (P)	53,976,192	57,183,727	0.6%
2.360%, 12/14/2022	50,000,000	47,633,150	0.5%
2.500%, 03/27/2023	44,807,000	44,483,045	0.4%
3.000%, 07/01/2027
to 04/01/2043	171,172,620	168,342,922	1.7%
3.500%, 02/01/2026
to 10/01/2043	341,980,881	354,525,020	3.6%
4.000%, 12/01/2024
to 06/01/2044	455,710,218	484,990,156	4.6%

Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
4.500%, 01/01/2027
to 02/01/2042	$396,808,900	$430,247,846	4.1%
5.000%, 02/01/2033
to 12/01/2041	378,275,270	420,903,514	4.0%
5.500%, 02/01/2035
to 03/01/2041	80,469,031	90,172,862	1.0%
6.500%, 07/01/2036
to 10/01/2039	59,422,661	66,713,012	0.6%
OTHER SECURITIES		111,012,601	0.8%
		2,387,267,573
Federal Home Loan Mortgage Corp. - 5.4%
1.250%, 03/13/2018	68,111,000	67,633,610	0.7%
1.750%, 05/30/2019	39,956,000	40,099,842	0.4%
2.378%, 04/01/2042 (P)	28,999,869	29,743,171	0.3%
3.000%, 02/01/2043
to 03/01/2043	59,742,056	59,131,392	0.6%
3.500%, 02/01/2026
to 05/01/2042	40,744,441	43,084,046	0.5%
4.000%, 09/01/2041
to 11/01/2043	74,236,645	78,675,999	0.7%
4.500%, 08/01/2040
to 10/01/2041	80,472,861	87,195,429	0.8%
5.000%, 09/01/2040
to 04/01/2041	42,762,452	47,395,564	0.5%
OTHER SECURITIES		109,221,453	0.9%
		562,180,506
Government National Mortgage Association - 0.4%		36,454,936	0.4%
Federal Home Loan Bank - 0.2%		23,957,790	0.2%
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $6,102,076,324)		$6,139,411,810
CORPORATE BONDS - 35.5%
Consumer Discretionary - 2.9%
Delphi Corp.
5.000%, 02/15/2023	29,800,000	32,035,000	0.3%
DIRECTV Holdings LLC
5.875%, 10/01/2019	26,893,000	31,274,784	0.3%
Ford Motor Credit Company LLC
5.875%, 08/02/2021	57,894,000	67,942,314	0.7%
OTHER SECURITIES		170,267,195	1.6%
		301,519,293
Consumer Staples - 1.2%
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	26,541,000	33,347,493	0.3%
OTHER SECURITIES		95,117,585	0.9%
		128,465,078
Energy - 3.8%
Enterprise Products Operating LLC
6.500%, 01/31/2019	31,988,000	37,941,639	0.4%
Plains Exploration & Production
Company
6.750%, 02/01/2022	27,470,000	31,212,788	0.3%
OTHER SECURITIES		325,373,275	3.1%
		394,527,702

The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CORPORATE BONDS (continued)
Financials - 18.3%
American International Group, Inc.
(8.175% to 05/15/2038, then
3 month LIBOR + 4.195%)
05/15/2058 (P)	$23,199,000	$31,956,609	0.3%
BNP Paribas SA
2.375%, 09/14/2017	30,106,000	30,823,486	0.3%
Fifth Third Bank
2.375%, 04/25/2019	28,465,000	28,830,434	0.3%
General Electric Capital Corp.
5.550%, 05/04/2020	32,846,000	38,218,128	0.4%
HBOS PLC
6.750%, 05/21/2018 (S)	30,909,000	35,604,046	0.3%
JPMorgan Chase & Company
4.625%, 05/10/2021	35,540,000	39,162,948	0.4%
Morgan Stanley
5.750%, 01/25/2021	28,821,000	33,465,792	0.3%
Morgan Stanley
7.300%, 05/13/2019	29,612,000	36,203,009	0.3%
Qwest Corp.
6.750%, 12/01/2021	27,024,000	31,273,389	0.3%
Rabobank Nederland NV
3.875%, 02/08/2022	33,193,000	35,144,914	0.3%
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	45,492,000	51,062,541	0.5%
OTHER SECURITIES		1,511,519,989	14.6%
		1,903,265,285
Health Care - 1.5%		154,714,371	1.5%
Industrials - 2.5%		257,768,095	2.5%
Information Technology - 0.7%		73,392,740	0.7%
Materials - 1.1%		119,091,002	1.1%
Telecommunication Services - 2.1%
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)	35,845,000	39,586,788	0.4%
OTHER SECURITIES		174,738,022	1.7%
		214,324,810
Utilities - 1.4%		143,032,856	1.4%
TOTAL CORPORATE BONDS (Cost $3,549,759,449)		$3,690,101,232
CAPITAL PREFERRED SECURITIES - 0.7%
Financials - 0.7%
ZFS Finance USA Trust II (6.450%
to 06/15/2016, then 3 month
LIBOR + 2.000%)
12/15/2065 (P)(S)	26,670,000	28,736,925	0.3%
OTHER SECURITIES		45,349,746	0.4%
		74,086,671
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $69,576,662)		$74,086,671
COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.1%
Commercial & Residential - 0.0%		10,553	0.0%
Federal Home Loan Mortgage Corp. - 1.3%		137,536,106	1.3%
Federal National Mortgage Association - 0.6%		56,895,728	0.6%
Government National Mortgage Association - 0.2%		22,207,958	0.2%
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $225,672,832)		$216,650,345

Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
PREFERRED SECURITIES - 0.1%
Financials - 0.1%		10,747,844	0.1%
TOTAL PREFERRED SECURITIES (Cost $9,785,000)		$10,747,844
SECURITIES LENDING COLLATERAL - 0.2%
John Hancock Collateral
Investment Trust,
0.0995% (W)(Y)	1,907,433	19,088,440	0.2%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $19,088,419)		$19,088,440
SHORT-TERM INVESTMENTS - 0.8%
Repurchase Agreement - 0.8%
Barclays Tri-Party Repurchase
Agreement dated 06/30/2014 at
0.070% to be repurchased at
$83,800,163 on 07/01/2014,
collateralized by $67,300,000
Treasury Inflation Indexed Notes,
0.125% - 2.125% due
01/15/2023 - 02/15/2041 (valued
at $85,500,000, including interest) $	83,833,000	$83,833,000	0.8%
TOTAL SHORT-TERM
INVESTMENTS (Cost $83,833,000)		$83,833,000
Total Investments (Bond Trust)
(Cost $10,059,791,686) - 98.6%		$10,233,919,342	98.6%
Other Assets And Liabilities, Net - 1.4%		141,240,247	1.4%
TOTAL NET ASSETS - 100.0%		$10,375,159,589	100.0%

Bond PS Series

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 55.5%
U.S. Treasury Bonds - 4.2%
3.125%, 11/15/2041	$2,915,000	$2,819,353	1.5%
3.625%, 02/15/2044	4,645,000	4,891,766	2.7%
		7,711,119
U.S. Treasury Notes - 20.4%
0.375%, 04/30/2016	4,410,000	4,408,276	2.4%
1.000%, 06/30/2019	4,871,000	4,720,301	2.6%
1.250%, 10/31/2018
to 11/30/2018	4,404,900	4,367,438	2.4%
1.375%, 07/31/2018	2,570,000	2,573,213	1.4%
2.500%, 05/15/2024	6,130,000	6,117,550	3.4%
2.625%, 04/30/2018	1,555,000	1,636,152	0.9%
2.750%, 11/15/2023	12,861,000	13,173,484	7.2%
OTHER SECURITIES		130,213	0.1%
		37,126,627
Federal Home Loan Mortgage Corp. - 7.8%
1.250%, 03/13/2018	789,000	783,470	0.4%
2.641%, 01/01/2044 (P)	1,172,761	1,208,646	0.7%
3.500%, 02/01/2026
to 09/01/2043	3,554,748	3,664,463	2.0%
4.000%, 11/01/2041
to 11/01/2043	1,391,837	1,474,600	0.9%
4.500%, 10/01/2040
to 08/01/2041	2,611,770	2,842,763	1.6%

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
5.500%, 07/01/2037
to 10/01/2039	$1,800,547	$2,013,751	1.1%
OTHER SECURITIES		2,159,214	1.1%
		14,146,907
Federal National Mortgage Association - 19.3%
1.600%, 01/30/2020	1,080,000	1,057,533	0.6%
2.500%, 03/27/2023	703,000	697,917	0.4%
3.000%, 07/01/2027
to 04/01/2043	3,825,244	3,776,783	2.1%
3.500%, 11/01/2025
to 04/01/2043	3,040,573	3,181,716	1.6%
4.000%, 02/01/2026
to 11/01/2043	7,981,428	8,488,910	4.7%
4.500%, 09/01/2039
to 02/01/2042	4,800,167	5,205,854	2.9%
5.000%, 04/01/2035
to 02/01/2042	7,794,026	8,662,216	4.8%
5.500%, 02/01/2035
to 01/01/2039	620,880	695,684	0.4%
6.000%, 01/01/2037
to 06/01/2040	739,731	833,683	0.4%
OTHER SECURITIES		2,536,352	1.4%
		35,136,648
Government National Mortgage Association - 0.1%		171,197	0.1%
Treasury Inflation Protected Securities - 2.4%
0.125%, 04/15/2017
to 04/15/2018	4,297,810	4,442,272	2.4%
		4,442,272
Federal Farm Credit Bank - 1.3%
1.740%, 03/11/2020	910,000	895,132	0.5%
OTHER SECURITIES		1,437,684	0.8%
		2,332,816
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $100,264,422)		$101,067,586
CORPORATE BONDS - 36.0%
Consumer Discretionary - 2.8%
CBS Corp.
7.875%, 07/30/2030	457,000	613,410	0.3%
Ford Motor Credit Company LLC
5.875%, 08/02/2021	1,025,000	1,202,903	0.7%
Sirius XM Radio, Inc.
5.250%, 08/15/2022 (S)	565,000	608,788	0.3%
OTHER SECURITIES		2,588,215	1.5%
		5,013,316
Consumer Staples - 1.2%		2,119,122	1.2%
Energy - 4.1%
Enterprise Products Operating LLC
6.500%, 01/31/2019	557,000	660,669	0.4%
Plains Exploration & Production
Company
6.750%, 02/01/2022	646,000	734,018	0.4%
OTHER SECURITIES		6,137,531	3.3%
		7,532,218
Financials - 18.9%
Fifth Third Bank
2.375%, 04/25/2019	665,000	673,537	0.4%

Bond PS Series (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CORPORATE BONDS (continued)
Financials (continued)
General Electric Capital Corp.
5.550%, 05/04/2020	$706,000	$821,470	0.5%
HBOS PLC
6.750%, 05/21/2018 (S)	554,000	638,152	0.4%
Jefferies Group LLC
6.875%, 04/15/2021	502,000	586,903	0.3%
JPMorgan Chase & Company
4.250%, 10/15/2020	653,000	708,268	0.4%
JPMorgan Chase & Company
4.625%, 05/10/2021	730,000	804,416	0.4%
Morgan Stanley
5.750%, 01/25/2021	509,000	591,030	0.3%
Morgan Stanley
7.300%, 05/13/2019	518,000	633,296	0.3%
Qwest Corp.
6.750%, 12/01/2021	506,000	585,566	0.3%
Rabobank Nederland NV
3.875%, 02/08/2022	577,000	610,930	0.3%
Rabobank Nederland NV (11.000%
to 06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	445,000	597,497	0.3%
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	798,000	895,716	0.5%
Ventas Realty LP
4.750%, 06/01/2021	553,000	606,035	0.3%
OTHER SECURITIES		25,683,300	14.2%
		34,436,116
Health Care - 1.6%
Mylan, Inc.
7.875%, 07/15/2020 (S)	524,000	579,975	0.3%
OTHER SECURITIES		2,385,726	1.3%
		2,965,701
Industrials - 2.3%
Continental Airlines 2012-2 Class B
Pass Through Trust
5.500%, 10/29/2020	709,522	741,450	0.4%
OTHER SECURITIES		3,476,252	1.9%
		4,217,702
Information Technology - 0.7%		1,224,672	0.7%
Materials - 1.3%		2,330,180	1.3%
Telecommunication Services - 1.9%
Telefonica Emisiones SAU
6.421%, 06/20/2016	529,000	582,329	0.3%
OTHER SECURITIES		2,814,350	1.6%
		3,396,679
Utilities - 1.2%		2,233,688	1.2%
TOTAL CORPORATE BONDS (Cost $64,053,516)		$65,469,394
CAPITAL PREFERRED SECURITIES - 0.8%
Financials - 0.8%
ZFS Finance USA Trust II (6.450%
to 06/15/2016, then 3 month
LIBOR + 2.000%)
12/15/2065 (S)	575,000	619,563	0.3%
OTHER SECURITIES		783,355	0.5%
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $1,327,735)		$1,402,918

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.5%
Federal Home Loan Mortgage Corp. - 1.1%		$2,062,372	1.1%
Federal National Mortgage Association - 0.3%		507,755	0.3%
Government National Mortgage Association - 0.1%		217,953	0.1%
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $2,681,019)		$2,788,080
SHORT-TERM INVESTMENTS - 12.0%
Repurchase Agreement - 12.0%
Barclays Tri-Party Repurchase
Agreement dated 06/30/2014 at
0.070% to be repurchased at
$10,800,021 on 07/01/2014,
collateralized by $8,434,900
Treasury Inflation Indexed Bonds,
1.750% due 01/15/2028 (valued at
$11,000,000, including interest)	$10,829,000	10,829,000	6.0%
Repurchase Agreement with State
Street Corp. dated 06/30/2014 at
0.000% to be repurchased at
$10,981,000 on 07/01/2014,
collateralized by $11,025,000
U.S. Treasury Notes, 2.250% due
03/31/2021 (valued at
$11,204,156, including interest)	10,981,000	10,981,000	6.0%
TOTAL SHORT-TERM
INVESTMENTS (Cost $21,810,000)		$21,810,000
Total Investments (Bond PS Series)
(Cost $190,136,692) - 105.8%		$192,537,978	105.8%
Other Assets And Liabilities, Net - (5.8%)		(10,510,775)	(5.8)%
TOTAL NET ASSETS - 100.0%		$182,027,203	100.0%

Core Bond Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 51.5%
U.S. Treasury Bonds - 2.3%
3.625%, 02/15/2044	$19,218,000	$20,238,956	2.1%
OTHER SECURITIES		2,384,085	0.2%
		22,623,041
U.S. Treasury Notes - 19.7%
0.375%, 05/31/2016
to 06/30/2016	37,582,000	37,574,451	3.8%
0.625%, 10/15/2016
to 09/30/2017	22,959,000	22,884,373	2.3%
0.750%, 03/15/2017	8,510,000	8,508,672	0.9%
0.875%, 04/15/2017
to 06/15/2017	59,180,000	59,220,709	6.0%
1.500%, 05/31/2019 (L)	26,615,000	26,475,697	2.7%
1.625%, 04/30/2019
to 06/30/2019	13,157,000	13,151,169	1.4%
2.500%, 05/15/2024	12,836,000	12,809,930	1.3%
3.125%, 04/30/2017	8,666,000	9,224,550	1.0%
OTHER SECURITIES		2,441,822	0.3%
		192,291,373

Core Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. - 7.8%
3.169%, 02/01/2042 (P)	$3,208,275	$3,331,901	0.3%
3.500%, 03/01/2033
to 08/01/2043	21,810,714	22,363,594	2.4%
4.000%, 03/01/2029
to 04/01/2034	6,123,739	6,566,751	0.6%
4.500%, 06/01/2042
to 09/01/2042	5,074,259	5,549,626	0.6%
5.000%, 08/01/2039
to 08/01/2041	13,435,254	14,985,198	1.5%
OTHER SECURITIES		22,783,893	2.4%
		75,580,963
Federal National Mortgage Association - 17.1%
2.500%, TBA (C)	7,800,000	7,830,957	0.8%
2.500%, 11/01/2026
to 12/01/2027	6,779,764	6,906,279	0.7%
3.000%, TBA (C)	30,100,000	30,058,498	3.1%
3.000%, 12/01/2037
to 02/01/2043	13,641,187	13,409,396	1.3%
3.086%, 07/01/2044 (P)	4,031,000	4,188,511	0.4%
3.237%, 04/01/2044 (P)	9,778,228	10,105,067	1.0%
3.500%, 07/01/2032
to 08/01/2042	4,291,510	4,421,670	0.4%
4.000%, 05/01/2025
to 07/01/2034	36,825,009	39,520,749	3.9%
4.500%, TBA (C)	8,100,000	8,745,785	0.9%
5.500%, 09/01/2034
to 04/01/2040	4,163,453	4,680,648	0.6%
6.000%, 08/01/2034
to 07/01/2037	6,213,295	7,031,932	0.9%
OTHER SECURITIES		29,921,449	3.1%
		166,820,941
Government National Mortgage Association - 4.6%
3.500%, TBA (C)	15,100,000	15,699,861	1.6%
4.000%, TBA (C)	14,200,000	15,143,525	1.6%
4.500%, TBA (C)	12,700,000	13,829,109	1.4%
		44,672,495
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $500,834,441)		$501,988,813
FOREIGN GOVERNMENT
OBLIGATIONS - 1.9%
Canada - 0.1%		835,314	0.1%
Japan - 0.3%		2,944,400	0.3%
Jordan - 0.2%		2,365,093	0.2%
Mexico - 0.3%		3,056,741	0.3%
Poland - 0.2%		1,564,550	0.2%
Slovakia - 0.2%		2,443,430	0.2%
Slovenia - 0.5%		4,437,318	0.5%
Ukraine - 0.1%		596,327	0.1%
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $17,902,843)		$18,243,173

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CORPORATE BONDS - 28.7%
Consumer Discretionary - 3.0%
Daimler Finance
North America LLC
1.875%, 09/15/2014
to 01/11/2018 (S)	$4,095,000	$4,117,940	0.4%
OTHER SECURITIES		24,979,737	2.6%
		29,097,677
Consumer Staples - 1.4%		13,817,406	1.4%
Energy - 4.2%		40,365,610	4.2%
Financials - 10.1%
American Express Credit Corp.
1.125%, 06/05/2017	3,145,000	3,143,918	0.3%
American Express Credit Corp.
1.750%, 06/12/2015	4,214,000	4,267,286	0.4%
Bank of America Corp.
1.500%, 10/09/2015	3,770,000	3,804,526	0.4%
Lazard Group LLC
6.850%, 06/15/2017	3,948,000	4,478,445	0.5%
Murray Street Investment Trust I
4.647%, 03/09/2017	3,421,000	3,696,852	0.4%
National Australia Bank Ltd.
2.250%, 07/01/2019 (S)	3,910,000	3,913,993	0.4%
Norddeutsche Landesbank
Girozentrale
2.000%, 02/05/2019 (S)	4,600,000	4,613,202	0.5%
OTHER SECURITIES		70,051,928	7.2%
		97,970,150
Health Care - 2.1%		20,284,586	2.1%
Industrials - 0.8%		8,052,906	0.8%
Information Technology - 1.9%		18,075,422	1.9%
Materials - 0.6%		6,198,874	0.6%
Telecommunication Services - 2.4%
Verizon Communications, Inc.
1.350%, 06/09/2017	4,845,000	4,842,640	0.5%
OTHER SECURITIES		18,917,346	1.9%
		23,759,986
Utilities - 2.2%		21,565,740	2.2%
TOTAL CORPORATE BONDS (Cost $270,981,362)		$279,188,357
Municipal Bonds 1.7%		16,927,530	1.7%
TOTAL MUNICIPAL BONDS (Cost $13,480,168)		$16,927,530
COLLATERALIZED MORTGAGE
OBLIGATIONS - 9.2%
Commercial & Residential - 6.3%
Impact Funding LLC,
5.314%, 01/25/2051 (S)	3,460,097	3,918,307	0.4%
JP Morgan Chase Commercial
Mortgage Securities Trust,
4.388%, 02/15/2046 (S)	5,269,000	5,756,525	0.6%
OTHER SECURITIES		51,969,904	5.3%
		61,644,736
Federal Home Loan Mortgage Corp. - 1.4%		14,137,611	1.4%
Federal National Mortgage Association - 1.5%
3.000%, 12/25/2042	3,946,825	3,833,587	0.4%

Core Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
OTHER SECURITIES		$10,327,244	1.1%
		14,160,831
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $89,581,401)		$89,943,178
ASSET BACKED SECURITIES - 13.7%
Ally Auto Receivables Trust,
1.530%, 04/15/2019	$6,074,000	6,090,497	0.6%
Capital Auto Receivables
Asset Trust,
1.260%, 05/21/2018	3,299,000	3,303,843	0.3%
Citibank Credit Card Issuance Trust,
0.583%, 09/10/2020 (P)	4,221,000	4,238,429	0.4%
Ford Credit Auto Owner Trust,
2.260%, 11/15/2025 (S)	3,398,000	3,427,936	0.3%
Nelnet Student Loan Trust,
0.583%, 03/25/2026 (P)(S)	4,293,000	4,265,800	0.4%
Nelnet Student Loan Trust,
0.732%, 06/25/2041 (P)(S)	5,155,812	5,159,854	0.5%
SLM Student Loan Trust,
0.339%, 01/25/2027 (P)	3,983,000	3,939,267	0.4%
SLM Student Loan Trust,
1.551%, 08/15/2025 (P)(S)	3,228,427	3,271,329	0.3%
OTHER SECURITIES		100,184,617	10.5%
TOTAL ASSET BACKED
SECURITIES (Cost $133,174,649)		$133,881,572
SECURITIES LENDING COLLATERAL - 1.6%
John Hancock Collateral
Investment Trust,
0.0995% (W)(Y)	1,522,272	15,233,988	1.6%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $15,233,836)		$15,233,988
SHORT-TERM INVESTMENTS - 2.2%
Money Market Funds - 2.2%
State Street Institutional Liquid
Reserves Fund, 0.0619% (Y)	20,896,300	20,896,300	2.2%
TOTAL SHORT-TERM
INVESTMENTS (Cost $20,896,300)		$20,896,300
Total Investments (Core Bond Trust)
(Cost $1,062,085,000) - 110.5%		$1,076,302,911	110.5%
Other Assets And Liabilities, Net - (10.5%)		(102,202,766)	(10.5)%
TOTAL NET ASSETS - 100.0%		$974,100,145	100.0%
SALE COMMITMENTS OUTSTANDING - (1.0)%

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - (1.0)%
2.500%, TBA (C)	(7,800,000)	(7,830,957)	(0.8)%
OTHER SECURITIES		(1,755,383)	(0.2)%
TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(9,548,258))		$(9,586,340)

The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Global Bond Trust

		Shares or		% of
		Principal		Net
		Amount	Value	Assets
U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 17.0%
Treasury Inflation Protected Securities - 1.4%
2.500%, 01/15/2029		$4,637,136	$5,840,617	0.7%
OTHER SECURITIES			5,849,152	0.7%
			11,689,769
U.S. Treasury Bonds - 2.4%
3.625%, 08/15/2043		5,400,000	5,691,935	0.7%
5.500%, 08/15/2028		7,800,000	10,193,625	1.2%
OTHER SECURITIES			3,561,171	0.5%
			19,446,731
U.S. Treasury Notes - 1.6%
2.000%, 11/30/2020
to 02/15/2023 (D) (F)		6,800,000	6,688,266	0.8%
2.500%, 08/15/2023 (D)		5,400,000	5,429,111	0.7%
OTHER SECURITIES			788,375	0.1%
			12,905,752
Federal Home Loan Mortgage Corp. - 0.0%			67,034	0.0%
Federal National Mortgage Association - 9.1%
3.500%, TBA (C)		47,000,000	49,794,296	6.0%
4.500%, TBA (C)		21,000,000	22,725,938	2.8%
OTHER SECURITIES			2,466,194	0.3%
			74,986,428
Government National Mortgage Association - 0.0%			127,075	0.0%
U.S. Government - 2.5%
3.625%, 02/15/2044		20,000,000	21,062,500	2.5%
			21,062,500
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $140,459,441)			$140,285,289
FOREIGN GOVERNMENT
OBLIGATIONS - 49.3%
Australia - 0.2%			2,051,194	0.2%
Belgium - 0.6%			5,036,396	0.6%
Brazil - 0.8%
Federative Republic of Brazil
10.000%, 01/01/2021
to 01/01/2025	BRL	17,300,000	7,012,587	0.8%
			7,012,587
Canada - 1.2%			10,120,420	1.2%
France - 7.6%
Government of France
1.000%, 05/25/2018	EUR	24,700,000	34,683,833	4.2%
Government of France
4.000%, 10/25/2038		3,300,000	5,675,873	0.7%
Government of France
4.500%, 04/25/2041		8,600,000	16,028,172	1.9%
OTHER SECURITIES			6,041,186	0.8%
			62,429,064
Germany - 0.5%			4,081,101	0.5%
Italy - 5.7%
Republic of Italy
4.500%, 05/01/2023
to 03/01/2024		8,100,000	12,756,794	1.5%
Republic of Italy
5.500%, 09/01/2022
to 11/01/2022		14,200,000	23,860,674	2.9%

Global Bond Trust (continued)

		Shares or		% of
		Principal		Net
		Amount	Value	Assets
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Italy (continued)
OTHER SECURITIES			$10,716,479	1.3%
			47,333,947
Japan - 5.4%
Government of Japan
1.600%, 03/20/2033	JPY	1,610,000,000	16,612,552	2.0%
Government of Japan
1.700%, 09/20/2032		2,670,000,000	28,144,259	3.4%
			44,756,811
Mexico - 5.8%
Government of Mexico
1.290%, 06/08/2015		1,100,000,000	10,917,651	1.3%
Government of Mexico
7.500%, 06/03/2027	MXN	91,600,000	8,009,442	1.0%
Government of Mexico
7.750%, 05/29/2031
to 11/23/2034		159,530,000	14,069,456	1.6%
Government of Mexico
8.000%, 12/07/2023		80,000,000	7,204,162	0.9%
OTHER SECURITIES			7,794,343	1.0%
			47,995,054
New Zealand - 2.4%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	6,800,000	6,180,757	0.7%
Dominion of New Zealand
6.000%, 12/15/2017
to 05/15/2021		6,300,000	6,054,424	0.8%
OTHER SECURITIES			7,375,848	0.9%
			19,611,029
Norway - 0.2%			1,511,031	0.2%
Slovenia - 2.2%
Republic of Slovenia
4.700%, 11/01/2016 (S)	EUR	4,800,000	7,116,133	0.9%
Republic of Slovenia
4.750%, 05/10/2018		$6,100,000	6,572,750	0.8%
OTHER SECURITIES			4,407,500	0.5%
			18,096,383
Spain - 13.8%
Autonomous Community of
Madrid
4.200%, 09/24/2014	EUR	5,600,000	7,724,856	0.9%
Kingdom of Spain
3.750%, 10/31/2018		20,200,000	30,636,621	3.7%
Kingdom of Spain
4.400%, 10/31/2023 (S)		9,200,000	14,466,159	1.8%
Kingdom of Spain
4.500%, 01/31/2018		12,400,000	19,082,671	2.3%
Kingdom of Spain
5.400%, 01/31/2023 (S)		17,400,000	29,265,976	3.5%
OTHER SECURITIES			12,831,317	1.6%
			114,007,600
United Kingdom - 2.9%
Government of United Kingdom
3.250%, 01/22/2044	GBP	7,000,000	11,600,255	1.4%
OTHER SECURITIES			12,016,825	1.5%
			23,617,080
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $388,885,008)			$407,659,697

The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or		% of
		Principal		Net
		Amount	Value	Assets
CORPORATE BONDS - 19.0%
Australia - 1.5%
Australia & New Zealand
Banking Group, Ltd.
1.000%, 10/06/2015 (S)		$9,800,000	$9,867,912	1.2%
OTHER SECURITIES			2,301,638	0.3%
			12,169,550
Denmark - 0.0%			80,862	0.0%
France - 2.0%
BNP Paribas Home Loan
Covered Bonds SA
2.200%, 11/02/2015 (S)		5,800,000	5,923,755	0.7%
OTHER SECURITIES			10,420,440	1.3%
			16,344,195
Germany - 3.2%
KFW
6.250%, 05/19/2021	AUD	9,900,000	10,663,442	1.3%
OTHER SECURITIES			15,509,045	1.9%
			26,172,487
Ireland - 1.5%
German Postal Pensions
Securitisation PLC
3.375%, 01/18/2016	EUR	6,500,000	9,320,731	1.1%
OTHER SECURITIES			3,005,442	0.4%
			12,326,173
Italy - 0.5%			4,195,432	0.5%
Jersey, Channel Islands - 0.4%			3,142,130	0.4%
Luxembourg - 1.2%			10,077,863	1.2%
Netherlands - 1.0%
Petrobras Global Finance BV
3.250%, 03/17/2017		$6,100,000	6,243,350	0.8%
OTHER SECURITIES			1,734,440	0.2%
			7,977,790
Sweden - 0.3%			2,303,982	0.3%
Switzerland - 0.4%			3,144,351	0.4%
Tunisia - 0.3%			2,953,873	0.3%
United Kingdom - 1.1%			9,608,723	1.1%
United States - 5.6%
Spectra Energy Capital LLC
6.200%, 04/15/2018		5,000,000	5,737,655	0.7%
Sprint Nextel Corp.
8.375%, 08/15/2017		5,637,000	6,581,198	0.8%
OTHER SECURITIES			33,927,177	4.1%
			46,246,030
TOTAL CORPORATE BONDS (Cost $151,751,927)			$156,743,441
TERM LOANS - 0.1%
United Kingdom - 0.1%			597,600	0.1%
TOTAL TERM LOANS (Cost $598,691)			$597,600
Municipal Bonds 0.0%			318,958	0.0%
TOTAL MUNICIPAL BONDS (Cost $325,000)			$318,958
COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.4%
Fosse Master Issuer PLC,
Series 2012-1A, Class 2B2
2.628%, 10/18/2054 (P) (S)	GBP	3,100,000	5,389,068	0.7%

Global Bond Trust (continued)

		Shares or		% of
		Principal		Net
		Amount	Value	Assets
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Mansard Mortgages PLC,
Series 2007-2X, Class A1
1.208%, 12/15/2049 (P)	GBP	6,881,646	$11,568,567	1.4%
NCUA Guaranteed Notes Trust,
Series 2010-R2, Class 1A
0.522%, 11/06/2017 (P)		$6,551,702	6,565,913	0.8%
OTHER SECURITIES			78,952,594	9.5%
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $98,726,346)			$102,476,142
Asset Backed Securities 1.4%			11,825,014	1.4%
TOTAL ASSET BACKED
SECURITIES (Cost $11,642,821)			$11,825,014
COMMON STOCKS - 0.0%
United States - 0.0%			77,882	0.0%
TOTAL COMMON STOCKS (Cost $33,609)			$77,882
PREFERRED SECURITIES - 0.0%
United States - 0.0%			239,414	0.0%
TOTAL PREFERRED SECURITIES (Cost $110,250)			$239,414
ESCROW SHARES - 0.3%
United States - 0.3%			2,096,500	0.3%
TOTAL ESCROW SHARES (Cost $302,906)			$2,096,500
PURCHASED OPTIONS - 0.1%
Put Options - 0.1%			662,660	0.1%
TOTAL PURCHASED OPTIONS (Cost $862,500)			$662,660
CERTIFICATE OF DEPOSIT - 2.4%
China Construction Bank Corp.
0.898%, 07/28/2014 *		$8,700,000	$8,698,918	1.0%
Credit Suisse
1.000%, 08/24/2015 *		6,600,000	6,596,212	0.8%
OTHER SECURITIES			4,743,658	0.6%
TOTAL CERTIFICATE OF
DEPOSIT (Cost $19,994,141)			$20,038,788
SHORT-TERM INVESTMENTS - 7.7%
Commercial Paper - 0.1%			1,199,872	0.1%
U.S. Government - 0.4%			3,106,718	0.4%
U.S. Government Agency - 1.1%
Federal Home Loan Bank
Discount Note
0.097%, 08/13/2014 *		9,200,000	9,199,669	1.1%
			9,199,669
Foreign Government - 3.7%
Government of Mexico
2.879%, 12/11/2014 *	MXN	79,000,000	6,006,399	0.7%
Government of Mexico
3.506%, 07/10/2014 *		317,000,000	24,414,876	3.0%
			30,421,275

The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 2.4%
Repurchase Agreement with
Royal Bank of Canada dated
06/30/2014 at 0.140% to be
repurchased at $19,800,077
on 07/01/2014, collateralized
by $20,167,000 U.S. Treasury
Notes, 1.375% due
09/30/2018 (valued at
$20,217,039,
including interest)	$19,800,000	$19,800,000	2.4%
TOTAL SHORT-TERM
INVESTMENTS (Cost $63,615,184)		$63,727,534
Total Investments (Global Bond Trust)
(Cost $877,307,824) - 109.7%		$906,748,919	109.7%
Other Assets And Liabilities, Net - (9.7%)		(79,811,041)	(9.7)%
TOTAL NET ASSETS - 100.0%		$826,937,878	100.0%
SALE COMMITMENTS OUTSTANDING - (13.1)%

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - (13.1)%
Federal National Mortgage
Association
4.500%, (C)	(38,000,000)	(41,123,125)	(5.0)%
Federal National Mortgage
Association
4.000%, (C)	(8,000,000)	(8,482,499)	(1.0)%
Federal National Mortgage
Association
4.500%, (C)	(30,000,000)	(32,391,798)	(3.9)%
Federal National Mortgage
Association
4.000%, (C)	(25,000,000)	(26,428,710)	(3.2)%
TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(108,056,445))		$(108,426,132)

High Yield Trust

		Shares or		% of
		Principal		Net
		Amount	Value	Assets
FOREIGN GOVERNMENT
OBLIGATIONS - 1.1%
Argentina - 0.0%			$126,360	0.0%
Brazil - 0.5%
Federative Republic of Brazil
10.000%, 01/01/2017	BRL	3,559,000	$1,556,819	0.5%
Mexico - 0.3%			945,114	0.3%
Venezuela - 0.3%			948,768	0.3%
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $3,927,754)			$3,577,061
CORPORATE BONDS - 88.5%
Consumer Discretionary - 17.4%
Altice SA
7.750%, 05/15/2022 (S)		$1,520,000	1,622,600	0.5%

High Yield Trust (continued)

		Shares or		% of
		Principal		Net
		Amount	Value	Assets
CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Caesars Entertainment Resort
Properties LLC
11.000%, 10/01/2021 (L)(S)		$2,070,000	$2,225,250	0.7%
DISH DBS Corp.
7.875%, 09/01/2019		1,560,000	1,852,500	0.6%
Guitar Center, Inc.
9.625%, 04/15/2020 (S)(L)		2,060,000	1,962,150	0.6%
MCE Finance, Ltd.
5.000%, 02/15/2021 (S)		1,760,000	1,777,600	0.5%
New Cotai LLC, PIK
10.625%, 05/01/2019 (S)		1,412,801	1,624,721	0.5%
Schaeffler Holding Finance BV,
PIK
6.875%, 08/15/2018 (S)	EUR	1,200,000	1,729,426	0.5%
Spencer Spirit Holdings, Inc.,
PIK
9.000%, 05/01/2018 (S)		$1,600,000	1,639,360	0.5%
OTHER SECURITIES			43,537,872	13.0%
			57,971,479
Consumer Staples - 5.7%
Lantheus Medical Imaging, Inc.
9.750%, 05/15/2017		1,620,000	1,682,775	0.5%
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)		1,660,000	1,778,275	0.5%
OTHER SECURITIES			15,710,479	4.7%
			19,171,529
Energy - 17.7%
Access Midstream Partners LP
6.125%, 07/15/2022		1,900,000	2,099,500	0.6%
Arch Coal, Inc.
9.875%, 06/15/2019		1,800,000	1,534,500	0.5%
Berry Petroleum Company LLC
6.750%, 11/01/2020		1,700,000	1,789,250	0.5%
Chesapeake Energy Corp.
6.125%, 02/15/2021		1,440,000	1,612,800	0.5%
First Wind Capital LLC
10.250%, 06/01/2018 (S)		1,980,000	2,118,600	0.6%
Halcon Resources Corp.
8.875%, 05/15/2021		1,710,000	1,838,250	0.6%
Hercules Offshore, Inc.
7.500%, 10/01/2021 (S)		1,950,000	1,935,375	0.6%
Magnum Hunter
Resources Corp.
9.750%, 05/15/2020		1,410,000	1,558,050	0.5%
Puma International
Financing SA
6.750%, 02/01/2021 (S)		1,640,000	1,689,364	0.5%
Samson Investment Company
10.750%, 02/15/2020 (S)		1,720,000	1,812,450	0.5%
Sanchez Energy Corp.
7.750%, 06/15/2021 (S)		1,710,000	1,855,350	0.6%
OTHER SECURITIES			39,049,893	11.7%
			58,893,382
Financials - 7.9%
CIT Group, Inc.
5.000%, 08/01/2023		1,790,000	1,832,512	0.5%
Citigroup, Inc.
6.300%, 05/15/2024		1,770,000	1,803,188	0.5%
Globe Luxembourg SCA
9.625%, 05/01/2018 (S)		1,460,000	1,620,746	0.5%

The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

		Shares or		% of
		Principal		Net
		Amount	Value	Assets
CORPORATE BONDS (continued)
Financials (continued)
Jack Cooper Holdings Corp.
9.250%, 06/01/2020 (S)		$1,900,000	$2,090,000	0.6%
The Royal Bank of Scotland
Group PLC (7.648% to
09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)		1,740,000	2,105,400	0.6%
The Royal Bank of
Scotland PLC
13.125%, 03/19/2022 (P)	AUD	1,550,000	1,754,557	0.5%
OTHER SECURITIES			15,279,472	4.7%
			26,485,875
Health Care - 3.9%
HCA, Inc.
5.000%, 03/15/2024		$2,240,000	2,270,957	0.7%
OTHER SECURITIES			10,732,638	3.2%
			13,003,595
Industrials - 15.6%
American Airlines 2013-1
Class C Pass Through Trust
6.125%, 07/15/2018 (S)		1,790,000	1,897,400	0.6%
DH Services Luxembourg Sarl
7.750%, 12/15/2020 (S)		2,000,000	2,145,000	0.6%
International Lease
Finance Corp.
8.250%, 12/15/2020		2,340,000	2,889,900	0.9%
Neovia Logistics Intermediate
Holdings LLC, PIK
10.000%, 02/15/2018 (S)		1,790,000	1,852,650	0.6%
West Corp.
5.375%, 07/15/2022 (S)		1,800,000	1,777,500	0.5%
OTHER SECURITIES			41,293,248	12.4%
			51,855,698
Information Technology - 2.4%
First Data Corp.
12.625%, 01/15/2021		1,670,000	2,056,188	0.6%
OTHER SECURITIES			5,983,838	1.8%
			8,040,026
Materials - 9.3%
Appvion, Inc.
9.000%, 06/01/2020 (S)		2,010,000	1,999,950	0.6%
FMG
Resources
August 2006 Pty, Ltd.
6.875%, 02/01/2018
to 04/01/2022 (S)		1,820,000	1,938,675	0.6%
Vedanta Resources PLC
6.000%, 01/31/2019 (S)		2,340,000	2,419,092	0.7%
OTHER SECURITIES			24,599,187	7.4%
			30,956,904
Telecommunication Services - 5.7%
Intelsat Jackson Holdings SA
5.500%, 08/01/2023		1,810,000	1,796,425	0.5%
Sprint Capital Corp.
8.750%, 03/15/2032		5,210,000	6,017,550	1.8%
tw telecom holdings, Inc.
6.375%, 09/01/2023		1,400,000	1,592,500	0.5%
OTHER SECURITIES			9,531,266	2.9%
			18,937,741

High Yield Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CORPORATE BONDS (continued)
Utilities - 2.9%
Mirant Mid-Atlantic LLC
10.060%, 12/30/2028	$2,055,761	$2,315,301	0.7%
NRG REMA LLC
9.237%, 07/02/2017	1,898,099	2,002,494	0.6%
Suburban Propane Partners LP
5.500%, 06/01/2024	1,510,000	1,528,875	0.5%
OTHER SECURITIES		3,802,407	1.1%
		9,649,077
TOTAL CORPORATE BONDS (Cost $289,766,932)		$294,965,306
CAPITAL PREFERRED SECURITIES - 0.8%
Consumer Staples - 0.2%		693,450	0.2%
Financials - 0.6%		1,777,350	0.6%
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $2,218,952)		$2,470,800
CONVERTIBLE BONDS - 0.2%
Materials - 0.2%		530,061	0.2%
Telecommunication Services - 0.0%		91,190	0.0%
TOTAL CONVERTIBLE BONDS (Cost $757,260)		$621,251
MUNICIPAL BONDS - 0.1%
United States - 0.1%		404,805	0.1%
TERM LOANS (M) - 3.7%
Consumer Discretionary - 0.9%		2,859,551	0.9%
Consumer Staples - 0.1%		259,875	0.1%
Health Care - 0.8%		2,607,364	0.8%
Industrials - 0.9%
Commercial Barge Line
Company
10.750%, 03/22/2020	1,860,000	1,878,600	0.6%
OTHER SECURITIES		1,082,038	0.3%
		2,960,638
Materials - 0.1%		525,725	0.1%
Utilities - 0.9%
Energy Future Intermediate
Holding Company LLC
4.250%, 06/10/2016	3,065,550	3,084,710	0.9%
TOTAL TERM LOANS (Cost $12,090,805)		$12,297,863
COMMON STOCKS - 2.6%
Consumer Discretionary - 0.2%		727,025	0.2%
Financials - 1.2%		3,932,181	1.2%
Health Care - 0.2%		628,130	0.2%
Industrials - 0.8%
DeepOcean Group
Holdings AS (I)	83,286	2,585,197	0.8%
OTHER SECURITIES		149,468	0.0%
		2,734,665
Materials - 0.2%		599,379	0.2%
TOTAL COMMON STOCKS (Cost $10,016,083)		$8,621,380

The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
PREFERRED SECURITIES - 1.8%
Financials - 1.8%
GMAC Capital Trust I (8.125%
to 02/15/2016, then
3 month LIBOR + 5.785%)	120,597	3,292,298	1.0%
Santander Finance Preferred
SAU, 10.500%	2,489	2,603,338	0.8%
		5,895,636
Materials - 0.0%		121,446	0.0%
TOTAL PREFERRED SECURITIES (Cost $5,947,593)		$6,017,082
ESCROW CERTIFICATES - 0.0%
Consumer Discretionary - 0.0%		42,525	0.0%
TOTAL ESCROW CERTIFICATES (Cost $440,831)		$42,525
Warrants 0.0%		45,018	0.0%
TOTAL WARRANTS (Cost $0)		$45,018
SECURITIES LENDING COLLATERAL - 2.1%
John Hancock Collateral
Investment Trust,
0.0995% (W)(Y)	706,038	7,065,606	2.1%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $7,065,564)		$7,065,606
SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
State Street Institutional Liquid
Reserves Fund, 0.0619% (Y)	2,888,294	2,888,294	0.9%
Repurchase Agreement 0.0%		$120,136	0.00%
TOTAL SHORT-TERM
INVESTMENTS (Cost $3,008,430)		$3,008,430
Total Investments (High Yield Trust)
(Cost $335,668,163) - 101.8%		$339,137,127	101.8%
Other Assets And Liabilities, Net - (1.8%)		(5,838,244)	(1.8)%
TOTAL NET ASSETS - 100.0%		$333,298,883	100.0%

Income Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CORPORATE BONDS - 31.1%
Consumer Discretionary - 5.1%
Chrysler Group LLC
8.000%, 06/15/2019	$3,000,000	$3,258,750	0.7%
OTHER SECURITIES		20,899,132	4.4%
		24,157,882
Consumer Staples - 2.3%		10,706,938	2.3%
Energy - 5.4%
Chesapeake Energy Corp.
5.750%, 03/15/2023	4,200,000	4,667,040	1.0%
OTHER SECURITIES		20,958,960	4.4%
		25,626,000

Income Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CORPORATE BONDS (continued)
Financials - 3.8%
JPMorgan Chase & Company
(7.900% to 04/30/2018, then
3 month LIBOR + 3.470%)
04/30/2018 (Q)	$7,500,000	$8,400,000	1.8%
OTHER SECURITIES		9,753,625	2.0%
		18,153,625
Health Care - 2.4%
Tenet Healthcare Corp.
9.250%, 02/01/2015	3,400,000	3,566,940	0.8%
OTHER SECURITIES		7,628,314	1.6%
		11,195,254
Industrials - 2.1%
Ocean Rig UDW, Inc.
7.250%, 04/01/2019 (S)	3,000,000	2,970,000	0.6%
OTHER SECURITIES		6,798,750	1.5%
		9,768,750
Information Technology - 3.6%
First Data Corp.
8.250%, 01/15/2021 (S)	3,500,000	3,832,500	0.8%
First Data Corp.
12.625%, 01/15/2021	3,050,000	3,755,313	0.8%
OTHER SECURITIES		9,653,035	2.0%
		17,240,848
Materials - 1.7%		7,905,443	1.7%
Telecommunication Services - 3.4%
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)	3,000,000	3,637,500	0.8%
OTHER SECURITIES		12,375,643	2.6%
		16,013,143
Utilities - 1.3%
InterGen NV
7.000%, 06/30/2023 (S)	4,000,000	4,130,000	0.9%
OTHER SECURITIES		1,987,400	0.4%
		6,117,400
TOTAL CORPORATE BONDS (Cost $133,212,415)		$146,885,283
CONVERTIBLE BONDS - 2.1%
Consumer Discretionary - 0.5%		2,400,041	0.5%
Energy - 0.9%
Cobalt International Energy, Inc.
3.125%, 05/15/2024	4,000,000	4,302,500	0.9%
Materials - 0.7%		3,181,115	0.7%
TOTAL CONVERTIBLE BONDS (Cost $8,076,230)		$9,883,656
TERM LOANS (M) - 2.0%
Consumer Discretionary - 0.8%		3,515,417	0.8%
Industrials - 0.7%		3,457,208	0.7%
Information Technology - 0.5%		2,359,434	0.5%
TOTAL TERM LOANS (Cost $9,076,287)		$9,332,059
COMMON STOCKS - 55.6%
Consumer Discretionary - 1.0%		4,923,555	1.0%
Consumer Staples - 1.1%
PepsiCo, Inc.	35,920	3,209,093	0.7%
OTHER SECURITIES		1,811,418	0.4%
		5,020,511

The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Energy - 9.8%
BP PLC, ADR	170,000	$8,967,500	1.9%
Canadian Oil Sands, Ltd.	130,000	2,945,879	0.6%
Exxon Mobil Corp.	39,790	4,006,057	0.8%
Halliburton Company	77,910	5,532,389	1.2%
Royal Dutch Shell PLC, ADR	154,414	12,719,081	2.7%
Spectra Energy Corp.	73,370	3,116,758	0.7%
OTHER SECURITIES		8,994,017	1.9%
		46,281,681
Financials - 5.2%
Bank of America Corp.	200,000	3,074,000	0.7%
JPMorgan Chase & Company	120,000	6,914,400	1.5%
Wells Fargo & Company	174,800	9,187,488	1.9%
OTHER SECURITIES		5,305,084	1.1%
		24,480,972
Health Care - 6.2%
Johnson & Johnson	46,010	4,813,566	1.0%
Merck & Company, Inc.	167,130	9,668,471	2.0%
Pfizer, Inc.	200,000	5,936,000	1.3%
Roche Holding AG	17,430	5,193,387	1.1%
OTHER SECURITIES		3,802,428	0.8%
		29,413,852
Industrials - 3.9%
General Electric Company	281,620	7,400,974	1.6%
Lockheed Martin Corp.	19,290	3,100,482	0.6%
OTHER SECURITIES		7,720,264	1.7%
		18,221,720
Information Technology - 4.2%
Apple, Inc.	41,650	3,870,535	0.8%
Cisco Systems, Inc.	119,080	2,959,138	0.6%
Intel Corp.	256,460	7,924,614	1.7%
OTHER SECURITIES		5,120,940	1.1%
		19,875,227
Materials - 9.0%
Agrium, Inc. (L)	35,000	3,207,050	0.7%
BHP Billiton PLC	161,680	5,256,054	1.1%
E.I. du Pont de Nemours
& Company	69,450	4,544,808	1.0%
Freeport-McMoRan Copper
& Gold, Inc.	137,150	5,005,975	1.1%
LyondellBasell
Industries NV, Class A	75,000	7,323,750	1.5%
Rio Tinto PLC, ADR (L)	97,451	5,289,640	1.1%
The Dow Chemical Company	83,430	4,293,308	0.9%
OTHER SECURITIES		7,593,535	1.6%
		42,514,120
Telecommunication Services - 2.1%
AT&T, Inc.	140,000	4,950,400	1.1%
OTHER SECURITIES		4,865,330	1.0%
		9,815,730
Utilities - 13.1%
American Electric
Power Company, Inc.	70,000	3,903,900	0.8%
Dominion Resources, Inc.	60,070	4,296,206	0.9%
Duke Energy Corp.	67,082	4,976,814	1.0%
Entergy Corp.	50,000	4,104,500	0.9%
Exelon Corp.	155,000	5,654,400	1.2%
NextEra Energy, Inc.	53,345	5,466,796	1.2%
PG&E Corp.	112,400	5,397,448	1.1%

Income Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Utilities (continued)
Public Service
Enterprise Group, Inc.	150,000	$6,118,500	1.3%
The Southern Company	110,000	4,991,800	1.1%
Xcel Energy, Inc.	110,000	3,545,300	0.7%
OTHER SECURITIES		13,582,813	2.9%
		62,038,477
TOTAL COMMON STOCKS (Cost $212,373,335)		$262,585,845
PREFERRED SECURITIES - 5.7%
Energy - 1.1%		5,381,919	1.1%
Financials - 3.9%
Bank of America Corp., 7.250%	5,350	6,243,450	1.3%
Wells Fargo & Company, 7.500%	4,600	5,584,400	1.2%
OTHER SECURITIES		6,361,404	1.4%
		18,189,254
Information Technology - 0.3%		1,174,932	0.3%
Utilities - 0.4%		1,962,020	0.4%
TOTAL PREFERRED
SECURITIES (Cost $25,453,621)		$26,708,125
Warrants 0.0%		48,906	0.0%
TOTAL WARRANTS (Cost $208,370)		$48,906
ESCROW CERTIFICATES - 0.0%
Consumer Discretionary - 0.0%		850	0.0%
Utilities - 0.0%		0	0.0%
TOTAL ESCROW CERTIFICATES (Cost $326)		$850
EQUITY LINKED SECURITIES - 1.1%
Financials - 1.1%		5,022,750	1.1%
TOTAL EQUITY LINKED
SECURITIES (Cost $4,375,000)		$5,022,750
SECURITIES LENDING COLLATERAL - 3.1%
John Hancock Collateral
Investment Trust,
0.0995% (W)(Y)	1,479,392	14,804,863	3.1%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $14,804,652)		$14,804,863
SHORT-TERM INVESTMENTS - 0.8%
U.S. Government Agency - 0.8%
Federal Home Loan Bank Discount
Notes, 0.010%, 07/01/2014 *	$4,000,000	$4,000,000	0.8%
TOTAL SHORT-TERM
INVESTMENTS (Cost $4,000,000)		$4,000,000
Total Investments (Income Trust)
(Cost $411,580,236) - 101.5%		$479,272,337	101.5%
Other Assets And Liabilities, Net - (1.5%)		(6,987,637)	(1.5)%
TOTAL NET ASSETS - 100.0%		$472,284,700	100.0%

The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust

		Shares or		% of
		Principal		Net
		Amount	Value	Assets
U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 40.2%
Treasury Inflation Protected Securities - 9.2%
0.125%, 04/15/2018
to 04/15/2019		$20,670,152	21,312,520	6.4%
0.625%, 01/15/2024		7,009,848	7,256,286	2.2%
1.375%, 02/15/2044		1,932,509	2,118,212	0.6%
			30,687,018
U.S. Treasury Notes - 0.4%			1,235,614	0.4%
U.S. Treasury Bonds - 1.9%
3.375%, 05/15/2044		2,200,000	2,210,314	0.7%
3.750%, 11/15/2043 (D)		1,695,000	1,826,891	0.5%
5.375%, 02/15/2031		1,665,000	2,183,491	0.7%
OTHER SECURITIES			105,406	0.0%
			6,326,102
Federal Home Loan Mortgage Corp. - 6.6%
3.000%, TBA (C)		6,300,000	6,208,453	1.9%
3.500%, TBA (C)		4,200,000	4,313,039	1.3%
4.000%, TBA (C)		3,900,000	4,121,813	1.2%
4.500%, TBA (C)		4,000,000	4,326,250	1.3%
5.000%, TBA (C)		2,200,000	2,434,438	0.7%
OTHER SECURITIES			559,431	0.2%
			21,963,424
Federal National Mortgage Association - 15.9%
2.500%, TBA (C)		1,200,000	1,208,828	0.3%
2.500%, 12/01/2042
to 03/01/2043		2,085,787	1,978,484	0.7%
3.000%, TBA (C)		10,700,000	10,713,756	3.2%
3.500%, TBA (C)		5,200,000	5,347,062	1.6%
4.000%, TBA (C)		6,500,000	6,892,031	2.1%
4.500%, TBA (C)		22,600,000	24,457,438	7.4%
5.000%, TBA (C)		1,800,000	1,998,000	0.6%
			52,595,599
Government National Mortgage Association - 4.8%
4.000%, TBA (C)		7,700,000	8,234,188	2.5%
4.500%, TBA (C)		6,400,000	6,976,617	2.2%
OTHER SECURITIES			859,338	0.1%
			16,070,143
U.S. Government - 1.4%
3.625%, 02/15/2044 (D)		4,290,000	4,517,906	1.4%
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $131,815,371)			$133,395,806
FOREIGN GOVERNMENT
OBLIGATIONS - 3.0%
Brazil - 0.8%
Federative Republic of Brazil
6.000%, 05/15/2045	BRL	1,000,000	1,092,963	0.3%
OTHER SECURITIES			1,511,603	0.5%
			2,604,566
Colombia - 0.3%			875,631	0.3%
Japan - 1.1%
Government of Japan
0.100%, 09/10/2023	JPY	335,134,800	3,589,206	1.1%
Mexico - 0.5%
Government of Mexico
4.750%, 03/08/2044		$1,050,000	1,071,000	0.3%
OTHER SECURITIES			700,591	0.2%
			1,771,591

Investment Quality Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Peru - 0.2%		$709,240	0.2%
Russia - 0.1%		353,270	0.1%
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $9,351,291)		$9,903,504
CORPORATE BONDS - 33.6%
Consumer Discretionary - 4.1%		13,746,617	4.1%
Consumer Staples - 1.2%		3,866,084	1.2%
Energy - 3.2%		10,462,126	3.2%
Financials - 16.6%
Bank of America Corp.
5.625%, 07/01/2020	$945,000	1,086,977	0.3%
Bank of America Corp.
6.400%, 08/28/2017	1,200,000	1,370,522	0.4%
Bank of America Corp.
7.750%, 05/14/2038	825,000	1,130,271	0.3%
Barclays Bank PLC
6.050%, 12/04/2017 (S)	1,680,000	1,905,495	0.6%
Capital One Financial Corp.
6.150%, 09/01/2016	950,000	1,051,247	0.3%
Citigroup, Inc.
8.500%, 05/22/2019	850,000	1,087,754	0.3%
Credit Suisse New York
1.375%, 05/26/2017	1,020,000	1,023,123	0.3%
Metropolitan Life Global
Funding I
3.125%, 01/11/2016 (S)	1,050,000	1,088,909	0.3%
Morgan Stanley
6.625%, 04/01/2018	1,225,000	1,431,834	0.4%
PNC Funding Corp.
5.625%, 02/01/2017	1,100,000	1,216,474	0.4%
Prudential Financial, Inc.
4.600%, 05/15/2044	1,150,000	1,157,220	0.4%
Sun Canada Financial Company
7.250%, 12/15/2015 (S)	1,471,000	1,562,910	0.5%
The Goldman Sachs Group, Inc.
5.750%, 01/24/2022	1,150,000	1,330,164	0.4%
The Goldman Sachs Group, Inc.
6.750%, 10/01/2037	865,000	1,035,195	0.3%
OTHER SECURITIES		37,631,714	11.4%
		55,109,809
Health Care - 1.8%
Express Scripts Holding
Company
2.100%, 02/12/2015	1,575,000	1,590,827	0.5%
OTHER SECURITIES		4,315,014	1.3%
		5,905,841
Industrials - 1.9%
Hutchison Whampoa
International 11, Ltd.
3.500%, 01/13/2017 (S)	1,060,000	1,114,219	0.3%
OTHER SECURITIES		5,306,342	1.6%
		6,420,561
Information Technology - 0.6%		1,972,747	0.6%
Materials - 0.5%		1,769,504	0.5%
Telecommunication Services - 2.5%
Verizon Communications, Inc.
5.150%, 09/15/2023	1,275,000	1,426,081	0.4%

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CORPORATE BONDS (continued)
Telecommunication Services (continued)
Verizon Communications, Inc.
6.550%, 09/15/2043	$2,125,000	$2,669,788	0.8%
OTHER SECURITIES		4,333,111	1.3%
		8,428,980
Utilities - 1.2%		3,923,227	1.2%
TOTAL CORPORATE BONDS (Cost $104,348,185)		$111,605,496
CAPITAL PREFERRED SECURITIES - 0.2%
Financials - 0.2%		779,960	0.2%
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $708,051)		$779,960
Municipal Bonds - 1.7%		5,726,871	1.7%
TOTAL MUNICIPAL BONDS (Cost $4,829,240)		$5,726,871
TERM LOANS - 4.2%
Consumer Discretionary - 1.2%		4,052,724	1.2%
Energy - 0.3%		823,683	0.3%
Financials - 0.5%		1,795,173	0.5%
Health Care - 0.4%		1,478,835	0.4%
Industrials - 0.6%		1,990,409	0.6%
Information Technology - 0.4%		1,251,870	0.4%
Materials - 0.5%		1,492,428	0.5%
Telecommunication Services - 0.3%		948,184	0.3%
TOTAL TERM LOANS (Cost $13,783,271)		$13,833,306
COLLATERALIZED MORTGAGE
OBLIGATIONS - 13.7%
Commercial & Residential - 13.7%
Commercial Mortgage Pass
Through Certificates,
3.424%, 03/10/2031 (S)	$1,020,000	$1,035,549	0.3%
JPMorgan Chase Commercial
Mortgage Securities Corp.,
5.481%, 12/12/2044 (P)	1,405,695	1,476,476	0.4%
LB-UBS Commercial
Mortgage Trust,
6.029%, 06/15/2038 (P)	998,824	1,078,290	0.3%
OTHER SECURITIES		41,752,863	12.7%
		45,343,178
Government National Mortgage Association - 0.0%		34,938	0.0%
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $45,014,433)		$45,378,116
ASSET BACKED SECURITIES - 3.8%
Ally Master Owner Trust,
1.540%, 09/15/2016	1,335,000	1,338,089	0.4%
Louisiana Local Government
Environmental Facilities &
Communities Development
Authority,
2.470%, 02/01/2019	1,321,682	1,353,059	0.4%
OTHER SECURITIES		9,935,271	3.0%
TOTAL ASSET BACKED
SECURITIES (Cost $12,462,835)		$12,626,419

Investment Quality Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
PREFERRED SECURITIES - 0.2%
Diversified Financial Services - 0.2%		637,100	0.2%
TOTAL PREFERRED SECURITIES (Cost $644,000)		$637,100
PURCHASED OPTIONS - 0.0%
Call Options - 0.0%		51,511	0.0%
Put Options - 0.0%		34,442	0.0%
TOTAL PURCHASED OPTIONS (Cost $167,098)		$85,953
SECURITIES LENDING COLLATERAL - 0.1%
John Hancock Collateral
Investment Trust, 0.0995%	29,953	299,756	0.1%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $299,750)		$299,756
SHORT-TERM INVESTMENTS - 25.0%
Repurchase Agreement - 25.0%
Deutsche Bank Tri-Party
Repurchase Agreement dated
06/30/2014 at 0.100% to be
repurchased at $7,900,022 on
07/01/2014, collateralized by
$8,233,000 Federal Home
Loan Mortgage Corp. 1.570%
due 01/08/2020 (valued at
$8,058,552, including interest)	$7,900,000	$7,900,000	2.4%
Goldman Sachs Tri-Party
Repurchase Agreement dated
06/30/2014 at 0.100% to be
repurchased at $75,000,208 on
07/01/2014, collateralized by
$20,326,500 Government
National Mortgage
Association, 4.500% - 5.000%
due 09/20/2041 - 06/20/2044
(valued at $76,500,001,
including interest)	75,000,000	75,000,000	22.6%
		82,900,000
TOTAL SHORT-TERM
INVESTMENTS (Cost $82,900,000)		$82,900,000
Total Investments (Investment Quality Bond Trust)
(Cost $406,323,525) - 125.7%		$417,172,287	125.7%
Other Assets And Liabilities, Net - (25.7%)		(85,273,092)	(25.7)%
TOTAL NET ASSETS - 100.0%		$331,899,195	100.0%
SALE COMMITMENTS OUTSTANDING - (0.4)%

FEDERAL HOME LOAN
MORTGAGE CORP. - (0.4)%
4.000%, TBA (C)	(1,300,000)	(1,370,180)	(0.4)%
TOTAL FEDERAL HOME LOAN
MORTGAGE CORP. (Cost $(1,368,148))		$(1,370,180)

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Money Market Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMERCIAL PAPER - 38.3%
Australia & New Zealand Banking
Group, Ltd.
0.140%, 09/05/2014 *	$21,500,000	$21,494,482	0.9%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.140%, 07/07/2014 *	40,000,000	39,999,067	1.7%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.200%, 11/26/2014 *	35,000,000	34,971,222	1.5%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.210%, 12/16/2014 *	25,000,000	24,975,500	1.1%
Barclays U.S. Funding LLC
0.230%, 09/02/2014 *	50,000,000	49,979,875	2.2%
BNP Paribas Finance, Inc.
0.160%, 07/07/2014 *	50,000,000	49,998,667	2.2%
BNP Paribas Finance, Inc.
0.160%, 07/22/2014 *	50,000,000	49,995,333	2.2%
Caisse Centrale Desjardins
0.140%, 08/05/2014 *	10,300,000	10,298,598	0.4%
Caisse Centrale Desjardins
0.160%, 07/28/2014 *	20,000,000	19,997,600	0.9%
Caisse Centrale Desjardins
0.170%, 08/22/2014 *	20,000,000	19,995,089	0.8%
Canadian Imperial Holdings, Inc.
0.050%, 07/08/2014 *	79,700,000	79,699,225	3.4%
Cargill Global Funding PLC
0.060%, 07/01/2014 *	20,000,000	20,000,000	0.9%
Chevron Corp.
0.070%, 07/08/2014 *	57,000,000	56,999,224	2.5%
Deutsche Bank Financial LLC
0.210%, 07/28/2014 *	40,000,000	39,993,700	1.7%
Deutsche Bank Financial LLC
0.300%, 10/27/2014 *	50,000,000	49,950,833	2.2%
Electricite de France SA
0.250%, 12/11/2014 *	25,000,000	24,971,702	1.1%
Govco LLC
0.100%, 07/25/2014 *	74,000,000	73,995,067	3.2%
MetLife Short Term Funding LLC
0.100%, 07/02/2014 *	50,000,000	49,999,861	2.2%
MetLife Short Term Funding LLC
0.100%, 07/03/2014 *	18,500,000	18,499,897	0.8%
MetLife Short Term Funding LLC
0.100%, 07/08/2014 *	17,800,000	17,799,654	0.8%
MetLife Short Term Funding LLC
0.100%, 07/21/2014 *	20,000,000	19,998,889	0.9%
Toronto Dominion Holdings, Inc.
0.110%, 07/24/2014 *	50,000,000	49,996,486	2.2%
Total Capital Canada, Ltd.
0.060%, 07/01/2014 *	58,100,000	58,100,000	2.5%
TOTAL COMMERCIAL PAPER (Cost $881,709,971)		$881,709,971
CORPORATE INTEREST-BEARING
OBLIGATIONS - 6.6%
American Honda Finance Corp.
0.230%, 12/05/2014 (P)*	25,000,000	25,000,000	1.1%
Toyota Motor Credit Corp.
0.227%, 01/14/2015 (P)*	51,000,000	51,000,000	2.2%
Westpac Banking Corp.
0.223%, 05/22/2015 (P)(S)*	75,000,000	75,000,000	3.3%
TOTAL CORPORATE INTEREST-BEARING
OBLIGATIONS (Cost $151,000,000)		$151,000,000

Money Market Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 41.3%
U.S. Government - 11.4%
U.S. Treasury Note
2.375%, 09/30/2014 *	$60,000,000	$60,327,581	2.6%
U.S. Treasury Note
2.500%, 04/30/2015 *	50,000,000	50,973,747	2.2%
U.S. Treasury Note
4.000%, 02/15/2015 *	75,000,000	76,802,931	3.3%
U.S. Treasury Note
4.250%, 08/15/2014 *	75,000,000	75,376,864	3.3%
U.S. Government Agency - 29.9%
0.040%, 07/02/2014 to
07/11/2014 *	210,874,000	210,873,127	9.2%
Federal Home Loan Bank
0.047%, 07/23/2014 *	75,000,000	74,997,846	3.2%
0.055%, 07/02/2014 to
07/14/2014 *	193,108,000	193,107,260	8.4%
Federal Home Loan Bank
0.056%, 07/02/2014 *	25,000,000	24,999,961	1.1%
Federal Home Loan Bank
0.057%, 07/07/2014 *	108,400,000	108,398,970	4.7%
Federal Home Loan Bank
0.210%, 02/26/2015 *	75,000,000	75,000,000	3.3%
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $950,858,287)		$950,858,287
CERTIFICATE OF DEPOSIT - 14.2%
Bank of Montreal
0.140%, 08/05/2014 *	60,000,000	60,000,000	2.6%
Bank of Montreal
0.224%, 12/18/2014 (P)*	25,000,000	25,000,000	1.1%
Barclays Bank PLC
0.352%, 12/15/2014 (P)*	20,000,000	20,000,000	0.8%
Barclays Bank PLC
0.363%, 12/15/2014 (P)*	20,000,000	20,000,000	0.9%
Credit Suisse New York
0.260%, 07/15/2014 *	21,000,000	21,000,000	0.9%
Credit Suisse New York
0.350%, 10/15/2014 *	30,000,000	30,000,000	1.3%
Sumitomo Mitsui Banking Corp.
0.210%, 09/10/2014 *	50,000,000	50,000,000	2.2%
Sumitomo Mitsui Banking Corp.
0.250%, 12/09/2014 *	50,000,000	50,000,000	2.2%
Wells Fargo Bank NA
0.202%, 07/11/2014 (P)*	50,000,000	50,000,000	2.2%
TOTAL CERTIFICATE OF
DEPOSIT (Cost $326,000,000)		$326,000,000
Total Investments (Money Market Trust)
(Cost $2,309,568,258) - 100.4%		$2,309,568,258	100.4%
Other Assets And Liabilities, Net - (0.4%)		(8,832,105)	(0.4)%
TOTAL NET ASSETS - 100.0%		$2,300,736,153	100.0%

Money Market Trust B

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMERCIAL PAPER - 45.1%
American Honda Finance Corp.
0.100%, 07/15/2014 *	$11,130,000	$11,129,567	2.5%

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Money Market Trust B (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMERCIAL PAPER (continued)
Australia & New Zealand Banking
Group, Ltd.
0.140%, 09/05/2014 *	$10,525,000	$10,522,299	2.4%
Bank of Nova Scotia
0.155%, 07/28/2014 *	13,225,000	13,223,463	3.0%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.210%, 12/23/2014 *	10,000,000	9,989,792	2.2%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.170%, 07/01/2014 *	10,000,000	10,000,000	2.2%
Barclays U.S. Funding LLC
0.230%, 09/10/2014 *	6,000,000	5,997,278	1.3%
BNP Paribas Finance, Inc.
0.100%, 07/01/2014 *	21,000,000	21,000,000	4.7%
Caisse Centrale Desjardins
0.150%, 08/15/2014 *	8,500,000	8,498,406	1.9%
Caisse Centrale Desjardins
0.140%, 08/05/2014 *	11,860,000	11,858,386	2.7%
Deutsche Bank Financial LLC
0.300%, 10/27/2014 *	12,000,000	11,988,200	2.7%
Deutsche Bank Financial LLC
0.210%, 07/28/2014 *	8,000,000	7,998,740	1.8%
Govco LLC
0.100%, 07/14/2014 *	11,900,000	11,899,570	2.7%
Govco LLC
0.100%, 07/28/2014 *	4,000,000	3,999,700	0.9%
Henkel of America, Inc.
0.130%, 07/17/2014 *	7,500,000	7,499,567	1.7%
MetLife Short Term Funding LLC
0.110%, 07/23/2014 *	10,000,000	9,999,328	2.2%
MetLife Short Term Funding LLC
0.110%, 08/01/2014 *	4,000,000	3,999,621	0.9%
MetLife Short Term Funding LLC
0.100%, 07/03/2014 *	6,500,000	6,499,964	1.4%
National Rural Utilities Cooperative
Finance Corp.
0.090%, 07/17/2014 *	3,380,000	3,379,865	0.8%
Thunder Bay Funding LLC
0.120%, 07/21/2014 *	11,500,000	11,499,233	2.6%
Toronto-Dominion Holdings
USA, Inc.
0.100%, 07/01/2014 *	20,000,000	20,000,000	4.5%
TOTAL COMMERCIAL PAPER (Cost $200,982,979)		$200,982,979
CORPORATE INTEREST-BEARING
OBLIGATIONS - 6.1%
American Honda Finance Corp.
0.230%, 12/05/2014 (P)*	5,000,000	5,000,000	1.1%
Royal Bank of Canada
1.450%, 10/30/2014 *	3,370,000	3,383,219	0.8%
Toyota Motor Credit Corp.
0.227%, 01/14/2015 (P)*	9,000,000	9,000,000	2.0%
Westpac Banking Corp.
0.223%, 05/22/2015 (P)(S)*	10,000,000	10,000,000	2.2%
TOTAL CORPORATE INTEREST-BEARING
OBLIGATIONS (Cost $27,383,219)		$27,383,219
U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 33.3%
U.S. Government - 10.9%
U.S. Treasury Note
4.250%, 08/15/2014 *	5,000,000	5,025,124	1.1%
U.S. Treasury Note
4.000%, 02/15/2015 *	20,000,000	20,480,782	4.6%

Money Market Trust B (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Note
2.500%, 04/30/2015 *	$10,000,000	$10,194,749	2.3%
U.S. Treasury Note
2.375%, 09/30/2014 *	10,000,000	10,054,597	2.2%
U.S. Treasury Note
0.625%, 07/15/2014 *	3,000,000	3,000,610	0.7%
U.S. Government Agency - 22.4%
Federal Home Loan Bank
0.210%, 02/26/2015 *	10,000,000	10,000,000	2.3%
Federal Home Loan Bank
0.057%, 07/07/2014 *	1,000,000	999,990	0.2%
Federal Home Loan Bank
0.056%, 07/02/2014 *	18,000,000	17,999,972	4.0%
0.055%, 07/02/2014 to
07/11/2014 *	45,000,000	44,999,725	10.1%
0.050%, 07/18/2014 to
07/23/2014 *	25,860,000	25,859,230	5.8%
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $148,614,779)		$148,614,779
CERTIFICATE OF DEPOSIT - 15.1%
Bank of Montreal
0.224%, 12/18/2014 (P)*	5,000,000	5,000,000	1.1%
Bank of Montreal
0.200%, 12/09/2014 *	4,270,000	4,269,904	1.0%
Bank of Montreal
0.120%, 08/11/2014 *	5,000,000	5,000,000	1.1%
Barclays Bank PLC
0.363%, 12/15/2014 (P)*	8,000,000	8,000,000	1.8%
Barclays Bank PLC
0.352%, 12/15/2014 (P)*	8,000,000	8,000,000	1.8%
Credit Suisse New York
0.350%, 10/15/2014 *	4,000,000	4,000,000	0.9%
Credit Suisse New York
0.260%, 07/15/2014 *	4,000,000	4,000,000	0.9%
Sumitomo Mitsui Banking Corp.
0.250%, 12/09/2014 *	10,000,000	10,000,000	2.2%
Sumitomo Mitsui Banking Corp.
0.210%, 09/10/2014 *	11,000,000	11,000,000	2.5%
Wells Fargo Bank NA
0.202%, 07/11/2014 (P)*	8,000,000	8,000,000	1.8%
TOTAL CERTIFICATE OF
DEPOSIT (Cost $67,269,904)		$67,269,904
Total Investments (Money Market Trust B)
(Cost $444,250,881) - 99.6%		$444,250,881	99.6%
Other Assets And Liabilities, Net - 0.4%		1,792,677	0.4%
TOTAL NET ASSETS - 100.0%		$446,043,558	100.0%

New Income Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 46.4%
U.S. Treasury Notes - 11.2%
0.625%, 11/30/2017	$30,565,000	$30,094,574	1.7%
0.875%, 02/28/2017	125,785,000	126,227,260	7.2%

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
1.250%, 10/31/2018	$22,640,000	$22,461,348	1.3%
1.500%, 05/31/2019	11,085,000	11,026,981	0.6%
2.625%, 04/30/2016	6,640,000	6,911,304	0.4%
		196,721,467
U.S. Treasury Bonds - 4.7%
3.125%, 02/15/2043	55,070,000	52,901,619	3.0%
5.375%, 02/15/2031	19,410,000	25,454,390	1.4%
OTHER SECURITIES		4,536,769	0.3%
		82,892,778
U.S. Treasury Strips - 0.0%		189,087	0.0%
Treasury Inflation Protected Securities - 3.2%
0.625%, 01/15/2024	17,235,083	17,840,999	1.0%
1.375%, 02/15/2044	8,238,591	9,030,270	0.5%
1.625%, 01/15/2015	14,735,893	14,976,500	0.9%
2.000%, 07/15/2014	14,929,752	14,957,746	0.8%
		56,805,515
Federal Home Loan Mortgage Corp. - 3.9%
3.000%, 01/01/2043
to 06/01/2043	19,454,209	19,206,729	1.1%
3.500%, 03/01/2043	8,033,737	8,257,802	0.5%
4.000%, 05/01/2026
to 02/01/2041	15,029,758	15,947,336	0.9%
4.500%, 11/01/2018
to 10/01/2039	12,171,402	13,178,157	0.8%
OTHER SECURITIES		12,748,074	0.6%
		69,338,098
Federal National Mortgage Association - 17.1%
2.500%, 10/01/2027
to 02/01/2043	24,268,842	24,097,642	1.5%
3.000%, 06/01/2027
to 10/01/2043	74,493,767	74,252,567	4.3%
3.500%, 10/01/2042
to 03/01/2043	25,727,837	26,481,744	1.6%
4.000%, 11/01/2025
to 11/01/2041	35,540,691	37,753,710	2.2%
4.500%, 05/01/2019
to 09/01/2042	49,832,124	53,930,104	3.2%
5.000%, 05/01/2018
to 07/01/2041	30,683,571	34,099,455	2.0%
5.500%, 11/01/2015
to 04/01/2040	20,208,098	22,729,015	1.1%
6.000%, 09/01/2017
to 10/01/2038	16,283,308	18,362,063	0.9%
OTHER SECURITIES		7,872,688	0.3%
		299,578,988
Government National Mortgage Association - 6.3%
2.500%, 05/20/2028
to 03/20/2043	9,656,208	9,379,727	0.6%
3.500%, 09/15/2041
to 05/20/2044	44,269,410	46,117,404	2.7%
4.000%, 09/20/2040
to 05/20/2041	14,994,147	16,082,887	1.1%
4.500%, 01/15/2019
to 09/20/2040	12,677,651	13,868,767	0.9%
5.000%, 01/15/2019
to 03/20/2041	9,081,588	10,089,434	0.6%
5.500%, 02/15/2029
to 12/20/2039	5,697,574	6,420,254	0.3%

New Income Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Government National Mortgage
Association (continued)
OTHER SECURITIES		$8,316,987	0.1%
		110,275,460
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $807,575,551)		$815,801,393
FOREIGN GOVERNMENT
OBLIGATIONS - 2.7%
Bermuda - 0.3%		4,516,850	0.3%
Brazil - 0.6%		10,826,228	0.6%
Iceland - 0.1%		1,853,047	0.1%
Malaysia - 0.2%		4,263,354	0.2%
Mexico - 0.4%		7,528,296	0.4%
Morocco - 0.2%		2,583,225	0.2%
South Africa - 0.7%		11,877,188	0.7%
Turkey - 0.2%		3,583,400	0.2%
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $46,531,457)		$47,031,588
CORPORATE BONDS - 27.2%
Consumer Discretionary - 3.7%
Ford Motor Credit Company LLC
5.750%, 02/01/2021	$6,150,000	7,151,343	0.4%
NBCUniversal Media LLC
5.150%, 04/30/2020	5,325,000	6,092,082	0.3%
OTHER SECURITIES		51,656,811	3.0%
		64,900,236
Consumer Staples - 0.7%		11,776,494	0.7%
Energy - 4.5%		79,645,059	4.5%
Financials - 9.8%
Barclays Bank PLC
5.140%, 10/14/2020	5,995,000	6,565,136	0.4%
General Electric Capital Corp.
5.300%, 02/11/2021	9,575,000	10,883,491	0.6%
JPMorgan Chase & Company
(6.750% to 02/01/2024; then
3 month LIBOR + 3.780%)
02/01/2024 (Q)	5,530,000	5,951,663	0.3%
Morgan Stanley
2.125%, 04/25/2018	12,690,000	12,827,877	0.7%
Morgan Stanley
3.750%, 02/25/2023	7,000,000	7,117,194	0.4%
Morgan Stanley Company
5.000%, 11/24/2025	5,745,000	6,131,610	0.3%
The Goldman Sachs Group, Inc.
3.625%, 01/22/2023	13,495,000	13,506,417	0.8%
OTHER SECURITIES		109,547,077	6.3%
		172,530,465
Health Care - 0.9%		15,725,526	0.9%
Industrials - 2.5%
Heathrow Funding, Ltd.
4.875%, 07/15/2021 (S)	5,585,000	6,092,392	0.4%
OTHER SECURITIES		37,226,782	2.1%
		43,319,174

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CORPORATE BONDS (continued)
Information Technology - 0.7%		$12,309,993	0.7%
Materials - 0.4%		6,842,730	0.4%
Telecommunication Services - 3.1%
Verizon Communications, Inc.
6.400%, 09/15/2033	$19,665,000	24,056,293	1.4%
OTHER SECURITIES		30,221,820	1.7%
		54,278,113
Utilities - 0.9%		16,875,196	0.9%
TOTAL CORPORATE BONDS (Cost $450,662,746)		$478,202,986
Municipal Bonds 1.7%		29,602,698	1.7%
TOTAL MUNICIPAL BONDS (Cost $26,945,052)		$29,602,698
TERM LOANS (M) - 1.3%
Consumer Discretionary - 0.5%		8,126,644	0.5%
Consumer Staples - 0.1%		1,569,962	0.1%
Financials - 0.2%		4,250,897	0.2%
Information Technology - 0.3%		4,357,320	0.3%
Telecommunication Services - 0.2%		4,128,531	0.2%
TOTAL TERM LOANS (Cost $22,365,769)		$22,433,354
COLLATERALIZED MORTGAGE
OBLIGATIONS - 8.9%
Commercial & Residential - 8.5%
Commercial Mortgage Trust,
5.475%, 03/10/2039	$7,795,000	$8,395,718	0.5%
JPMorgan Chase Commercial
Mortgage Securities Trust,
5.552%, 05/12/2045	8,491,740	9,124,587	0.5%
JPMorgan Chase Commercial
Mortgage Securities Trust,
5.892%, 02/12/2049 (P)	8,480,000	9,233,066	0.5%
LB-UBS Commercial
Mortgage Trust,
5.156%, 02/15/2031	5,667,500	5,961,252	0.3%
Morgan Stanley Capital I Trust,
5.364%, 03/15/2044	10,875,000	11,877,947	0.7%
Wachovia Bank Commercial
Mortgage Trust,
5.572%, 10/15/2048	8,187,020	8,827,695	0.5%
OTHER SECURITIES		95,566,820	5.5%
		148,987,085
Federal Home Loan Mortgage Corp. - 0.2%		4,380,778	0.2%
Federal National Mortgage Association - 0.0%		1,149	0.0%
Government National Mortgage Association - 0.2%		2,968,382	0.2%
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $148,117,207)		$156,337,394
ASSET BACKED SECURITIES - 7.6%
Avis Budget Rental Car Funding
AESOP LLC,
2.460%, 07/20/2020 (S)	6,905,000	6,953,425	0.4%
CKE Restaurant Holdings, Inc.,
4.474%, 03/20/2043 (S)	8,237,594	8,459,482	0.5%
Nordstrom Private Label Credit Card
Master Note Trust,
2.280%, 11/15/2019 (S)	6,905,000	7,065,500	0.4%

New Income Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
ASSET BACKED SECURITIES (continued)
OTHER SECURITIES		$110,492,484	6.3%
TOTAL ASSET BACKED
SECURITIES (Cost $131,701,381)		$132,970,891
SHORT-TERM INVESTMENTS - 3.9%
Money Market Funds - 3.6%
T. Rowe Price Reserve Investment
Fund, 0.0553% (Y)	62,510,910	62,510,910	3.6%
Repurchase Agreement - 0.3%		$5,743,000	0.3%
TOTAL SHORT-TERM
INVESTMENTS (Cost $68,253,910)		$68,253,910
Total Investments (New Income Trust)
(Cost $1,702,153,073) - 99.7%		$1,750,634,214	99.7%
Other Assets And Liabilities, Net - 0.3%		5,217,099	0.3%
TOTAL NET ASSETS - 100.0%		$1,755,851,313	100.0%

Real Return Bond Trust

		Shares or		% of
		Principal		Net
		Amount	Value	Assets
U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 97.0%
Treasury Inflation Protected Securities - 94.3%
0.125%, 04/15/2016
to 01/15/2023		$22,263,961	22,433,722	24.3%
0.375%, 07/15/2023		814,880	829,905	0.9%
0.500%, 04/15/2015		4,379,720	4,442,678	4.8%
0.625%, 07/15/2021
to 01/15/2024		10,787,155	11,326,686	12.2%
1.250%, 07/15/2020		1,088,160	1,191,961	1.3%
1.375%, 01/15/2020
to 02/15/2044		1,566,162	1,716,746	1.8%
1.625%, 01/15/2015		1,988,528	2,020,997	2.2%
1.750%, 01/15/2028		3,624,896	4,166,365	4.5%
2.000%, 01/15/2016
to 01/15/2026		5,977,166	6,359,651	6.9%
2.125%, 01/15/2019 (D)		2,210,640	2,488,697	2.7%
2.375%, 01/15/2025
to 01/15/2027		14,347,737	17,368,345	18.9%
3.375%, 04/15/2032		7,081,096	10,206,734	11.1%
3.875%, 04/15/2029		1,297,746	1,893,999	2.1%
OTHER SECURITIES			548,677	0.6%
			86,995,163
Federal Home Loan Mortgage Corp. - 0.7%
2.500%, 10/02/2019		600,000	602,954	0.7%
Federal National Mortgage Association - 2.0%
3.000%, 08/01/2043		1,914,742	1,891,780	2.0%
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $92,544,369)			$89,489,897
FOREIGN GOVERNMENT
OBLIGATIONS - 12.2%
Australia - 1.2%
Commonwealth of Australia
5.250%, 03/15/2019	AUD	500,000	518,589	0.5%

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)

		Shares or		% of
		Principal		Net
		Amount	Value	Assets
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Australia (continued)
New South Wales
Treasury Corp.
2.500%, 11/20/2035	AUD	500,000	$623,356	0.7%
			1,141,945
Germany - 3.2%
Federal Republic of Germany,
Inflation Linked Bond
0.750%, 04/15/2018	EUR	2,024,678	2,918,830	3.2%
Italy - 3.3%
Republic of Italy
1.700%, 09/15/2018		405,472	584,060	0.6%
Republic of Italy
2.250%, 04/22/2017		600,912	855,907	0.9%
Republic of Italy
2.350%, 09/15/2024 (S)		644,902	945,498	1.0%
OTHER SECURITIES			636,597	0.8%
			3,022,062
Mexico - 1.5%
Government of Mexico
3.560%, 01/04/2018
to 01/30/2020 (P)	MXN	11,700,000	913,630	1.0%
Government of Mexico
4.000%, 11/08/2046		4,617,253	405,961	0.4%
OTHER SECURITIES			88,159	0.1%
			1,407,750
New Zealand - 0.4%			339,447	0.4%
Spain - 2.0%
Kingdom of Spain
5.400%, 01/31/2023 (S)	EUR	1,000,000	1,681,953	1.8%
OTHER SECURITIES			153,252	0.2%
			1,835,205
United Kingdom - 0.6%
Government of United Kingdom
2.500%, 07/26/2016	GBP	100,000	573,439	0.6%
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $11,040,348)			$11,238,678
CORPORATE BONDS - 12.0%
Consumer Discretionary - 1.0%
DR Horton, Inc.
5.625%, 09/15/2014		$900,000	907,875	1.0%
Energy - 0.8%
Petrobras Global Finance BV
2.592%, 03/17/2017 (P)		700,000	708,330	0.8%
Financials - 9.0%
Banco Bilbao
Vizcaya Argentaria SA
0.975%, 10/23/2015		1,500,000	1,499,607	1.6%
Banco do Brasil SA
1.000%, 06/29/2015		900,000	900,011	1.0%
Everest Reinsurance
Holdings, Inc.
5.400%, 10/15/2014		1,000,000	1,012,788	1.1%
Intesa Sanpaolo SpA
1.650%, 04/07/2015		800,000	801,408	0.9%
Rabobank Nederland NV
4.000%, 09/10/2015	GBP	1,300,000	2,298,350	2.5%

Real Return Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CORPORATE BONDS (continued)
Financials (continued)
Westpac Banking Corp.
3.585%, 08/14/2014 (S)	$400,000	$401,545	0.4%
OTHER SECURITIES		1,416,679	1.5%
		8,330,388
Industrials - 0.2%		229,902	0.2%
Telecommunication Services - 0.9%
BellSouth Corp.
4.182%, 04/26/2015 (S)	800,000	822,973	0.9%
Utilities - 0.1%		100,405	0.1%
TOTAL CORPORATE BONDS (Cost $10,993,774)		$11,099,873
COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.0%
Commercial & Residential - 4.8%
CHL Mortgage Pass
Through Trust,
5.500%, 01/25/2035	388,517	408,077	0.4%
Countrywide Alternative
Loan Trust,
0.322%, 05/25/2047 (P)	481,161	420,927	0.5%
OTHER SECURITIES		3,600,321	3.9%
		4,429,325
Federal Home Loan Mortgage Corp. - 0.6%		518,348	0.6%
Federal National Mortgage Association - 0.6%
4.084%, 02/25/2018	3,280,441	378,638	0.3%
OTHER SECURITIES		230,525	0.3%
		609,163
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $5,522,873)		$5,556,836
ASSET BACKED SECURITIES - 2.8%
Symphony CLO III, Ltd.,
0.464%, 05/15/2019 (P)(S)	475,602	472,243	0.5%
Venture VII CDO, Ltd.,
0.458%, 01/20/2022 (P)(S)	643,240	632,523	0.7%
OTHER SECURITIES		1,460,187	1.6%
TOTAL ASSET BACKED
SECURITIES (Cost $2,449,897)		$2,564,953
COMMON STOCKS - 0.0%
Financials - 0.0%		6,780	0.0%
TOTAL COMMON STOCKS (Cost $2,926)		$6,780
PURCHASED OPTIONS - 0.0%
Put Options - 0.0%		2,401	0.0%
TOTAL PURCHASED OPTIONS (Cost $15,834)		$2,401
SHORT-TERM INVESTMENTS - 52.2%
U.S. Government - 0.7%		$658,906	0.7%
U.S. Government Agency - 20.7%
Federal Home Loan Bank
Discount Notes
0.055%, 07/14/2014 *	$3,100,000	3,099,938	3.3%
Federal Home Loan Bank
Discount Notes
0.080%, 11/26/2014 *	3,200,000	3,199,210	3.5%

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SHORT-TERM INVESTMENTS (continued)
U.S. Government Agency (continued)
Federal Home Loan Bank
Discount Notes
0.090%, 01/14/2015 *	$900,000	$899,606	1.0%
Federal Home Loan Bank
Discount Notes
0.099%, 09/12/2014 *	2,000,000	1,999,838	2.2%
Federal Home Loan Bank
Discount Notes
0.134%, 06/09/2015 *	9,500,000	9,489,142	10.3%
Federal Home Loan Bank
Discount Notes
0.148%, 06/16/2015 *	400,000	399,406	0.4%
		19,087,140
Foreign Government - 0.9%
Republic of Greece
2.569%, 07/18/2014 *	500,000	684,146	0.7%
OTHER SECURITIES		136,611	0.2%
		820,757
Repurchase Agreement - 29.9%
Repurchase Agreement with
Bank of Nova Scotia dated
06/30/2014 at 0.130% to be
repurchased at $9,200,033 on
07/01/2014, collateralized by
$9,351,000 U.S. Treasury
Notes, 0.625% due
08/15/2016 (valued at
$9,396,538,
including interest)	9,200,000	9,200,000	10.0%
Repurchase Agreement with
Credit Suisse dated
06/30/2014 at 0.150% to be
repurchased at $9,200,038 on
07/01/2014, collateralized by
$9,385,000 U.S. Treasury
Notes, 0.375% due
03/31/2016 (valued at
$9,397,416,
including interest)	9,200,000	9,200,000	10.0%
Repurchase Agreement with
JPMorgan Chase & Company
dated 06/30/2014 at 0.140%
to be repurchased at
$8,700,034 on 07/01/2014,
collateralized by $8,847,000
U.S. Treasury Notes, 0.750%
due 01/15/2017 (valued at
$8,893,324,
including interest)	8,700,000	8,700,000	9.4%

Real Return Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Repurchase Agreement with
State Street Corp. dated
06/30/2014 at 0.000% to be
repurchased at $498,000 on
07/01/2014, collateralized by
$200,000 U.S. Treasury
Notes, 2.250% due
03/31/2021 (valued at
$203,250, including interest)
and $245,000 U.S. Treasury
Bonds, 4.625% due
02/15/2040 (valued at
$308,088, including interest)	$498,000	$498,000	0.5%
		27,598,000
TOTAL SHORT-TERM
INVESTMENTS (Cost $48,168,895)		$48,164,803
Total Investments (Real Return Bond Trust)
(Cost $170,738,916) - 182.2%		$168,124,221	182.2%
Other Assets And Liabilities, Net - (82.2%)		(75,863,866)	(82.2)%
TOTAL NET ASSETS - 100.0%		$92,260,355	100.0%

Short Term Government Income Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 97.5%
Treasury Inflation Protected Securities - 3.8%
0.125%, 04/15/2017
to 04/15/2018	$14,635,270	15,125,109	3.8%
		15,125,109
U.S. Treasury Notes - 16.6%
0.625%, 08/31/2017	5,460,000	5,399,001	1.4%
0.750%, 06/30/2017
to 03/31/2018	20,910,000	20,747,359	5.2%
0.875%, 02/28/2017
to 01/31/2018	37,250,000	37,178,289	9.4%
1.250%, 10/31/2018	2,540,000	2,519,957	0.6%
		65,844,606
Federal Agricultural Mortgage Corp. - 16.4%
2.000%, 07/27/2016	21,099,000	21,721,273	5.5%
5.125%, 04/19/2017 (S)	38,823,000	43,202,661	10.9%
		64,923,934
Federal Farm Credit Bank - 11.6%
0.570%, 08/11/2016	11,330,000	11,335,178	2.9%
0.900%, 12/26/2017	3,890,000	3,869,842	1.0%
0.970%, 09/05/2017	5,090,000	5,082,085	1.3%
0.980%, 05/08/2017	2,400,000	2,398,399	0.6%
1.100%, 06/20/2017	5,340,000	5,340,571	1.3%
1.240%, 11/13/2018	18,275,000	18,007,856	4.5%
		46,033,931
Federal Home Loan Bank - 9.9%
0.600%, 04/25/2016	4,355,000	4,355,030	1.1%
1.000%, 09/18/2017
to 10/16/2017	16,555,000	16,475,554	4.1%
1.130%, 03/27/2018	9,000,000	8,869,032	2.2%

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal Home Loan Bank (continued)
1.150%, 07/25/2018	$9,910,000	$9,701,652	2.5%
		39,401,268
Federal Home Loan Mortgage Corp. - 8.5%
1.100%, 06/30/2017
to 05/07/2018	12,595,000	12,431,902	3.1%
1.200%, 03/20/2018	4,415,000	4,408,616	1.1%
2.222%, 09/01/2042 (P)	1,577,767	1,619,541	0.4%
2.641%, 01/01/2044 (P)	3,424,105	3,528,880	0.9%
3.036%, 03/01/2044 (P)	1,824,200	1,890,160	0.5%
4.331%, 09/01/2039 (P)	564,736	600,405	0.2%
5.500%, 07/01/2037
to 07/01/2040	6,901,714	7,742,492	2.0%
6.500%, 09/01/2039	818,977	916,019	0.2%
OTHER SECURITIES		335,220	0.1%
		33,473,235
Federal National Mortgage Association - 19.3%
0.520%, 05/20/2016	12,555,000	12,522,897	3.2%
0.625%, 11/14/2016	3,360,000	3,348,784	0.8%
0.850%, 08/07/2017	4,500,000	4,473,131	1.1%
1.000%, 12/12/2017
to 12/28/2017	13,630,000	13,491,621	3.4%
2.362%, 09/01/2041 (P)	6,293,602	6,548,601	1.7%
2.404%, 04/01/2042 (P)	4,283,962	4,454,357	1.1%
2.480%, 02/01/2042 (P)	6,113,829	6,363,502	1.6%
2.500%, 10/01/2027	3,784,478	3,854,549	1.0%
2.913%, 03/01/2044 (P)	1,599,491	1,653,373	0.4%
3.500%, 12/01/2025	2,433,208	2,579,391	0.7%
5.000%, 04/01/2019
to 03/01/2025	1,009,222	1,082,864	0.2%
5.500%, 03/01/2035
to 08/01/2040	5,796,106	6,498,848	1.6%
6.000%, 10/01/2036
to 03/01/2037	1,346,699	1,514,248	0.4%
6.500%, 06/01/2029
to 01/01/2039	7,405,706	8,319,406	2.1%
OTHER SECURITIES		14,546	0.0%
		76,720,118
Government National Mortgage Association - 0.3%
3.750%, 10/20/2039 (P)	817,987	864,371	0.2%
OTHER SECURITIES		450,875	0.1%
		1,315,246
Tennessee Valley Authority - 11.1%
1.750%, 10/15/2018	6,485,000	6,536,400	1.6%
4.500%, 04/01/2018	10,349,000	11,560,599	2.9%
4.875%, 12/15/2016	13,923,000	15,291,714	3.9%
5.500%, 07/18/2017	9,413,000	10,682,814	2.7%
		44,071,527
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $385,850,013)		$386,908,974
COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.9%
Federal Home Loan Mortgage Corp. - 1.6%
1.203%, 03/25/2024	8,850,000	802,622	0.2%
1.428%, 07/25/2022	6,717,889	554,488	0.1%
1.831%, 07/25/2019	7,905,583	570,301	0.2%
2.156%, 08/25/2018	19,158,923	1,361,759	0.3%
OTHER SECURITIES		3,026,515	0.8%
		6,315,685

Short Term Government Income Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association - 0.2%
3.446%, 01/25/2043 (P)	$798,019	$826,988	0.2%
Government National Mortgage Association - 0.1%		344,504	0.1%
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $7,084,685)		$7,487,177
SHORT-TERM INVESTMENTS - 0.5%
REPURCHASE AGREEMENT - 0.5%
Repurchase Agreement with State
Street Corp. dated 06/30/2014 at
0.000% to be repurchased at
$1,834,000 on 07/01/2014,
collateralized by $1,845,000
U.S. Treasury Notes, 2.250% due
03/31/2021 (valued at $1,874,981,
including interest)	1,834,000	1,834,000	0.5%
TOTAL SHORT-TERM
INVESTMENTS (Cost $1,834,000)		$1,834,000
Total Investments (Short Term Government Income
Trust) (Cost $394,768,698) - 99.9%		$396,230,151	99.9%
Other Assets And Liabilities, Net - 0.1%		565,800	0.1%
TOTAL NET ASSETS - 100.0%		$396,795,951	100.0%

Strategic Income Opportunities Trust

		Shares or		% of
		Principal		Net
		Amount	Value	Assets
FOREIGN GOVERNMENT
OBLIGATIONS - 22.5%
Australia - 2.1%
New South Wales
Treasury Corp.
6.000%, 05/01/2020	AUD	3,695,000	$3,972,443	0.8%
Queensland Treasury Corp.
6.000%, 10/21/2015
to 04/21/2016		7,074,000	7,016,537	1.3%
			10,988,980
Bermuda - 0.3%
Brazil - 1.0%
Canada - 1.3%
Province of Ontario
6.250%, 06/16/2015		5,777,000	5,154,546	1.0%
OTHER SECURITIES			1,466,834	0.3%
			6,621,380
Malaysia - 2.1%
Government of Malaysia
3.741%, 02/27/2015		13,400,000	4,189,292	0.8%
3.835%, 08/12/2015		12,850,000	4,032,635	0.8%
4.262%, 09/15/2016		7,900,000	2,506,298	0.5%
			10,728,225
Mexico - 2.7%
Government of Mexico
5.000%, 06/15/2017		29,054,100	2,316,308	0.5%
7.750%, 05/29/2031		84,148,000	7,418,444	1.4%

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or		% of
		Principal		Net
		Amount	Value	Assets
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Mexico (continued)
Government of Mexico (continued)
OTHER SECURITIES			$3,969,073	0.8%
			13,703,825
New Zealand - 2.2%
Dominion of New Zealand
6.000%, 12/15/2017
to 05/15/2021	AUD	10,360,000	9,740,096	1.9%
OTHER SECURITIES			1,817,870	0.3%
			11,557,966
Norway - 1.4%
Government of Norway
4.500%, 05/22/2019		16,492,000	3,033,290	0.6%
5.000%, 05/15/2015		24,128,000	4,057,529	0.8%
			7,090,819
Peru - 0.2%
Philippines - 2.0%
Republic of Philippines
5.875%, 12/16/2020		127,403,440	3,255,991	0.6%
6.500%, 04/28/2021		106,400,000	2,834,245	0.6%
OTHER SECURITIES			4,274,072	0.8%
			10,364,308
Singapore - 1.5%
Republic of Singapore
2.375%, 04/01/2017		2,800,000	2,367,883	0.5%
2.875%, 07/01/2015		3,000,000	2,467,382	0.5%
OTHER SECURITIES			2,781,933	0.5%
			7,617,198
South Korea - 2.2%
Korea Treasury Bond Principal
Strips
3.286%, 09/10/2018		2,888,000,000	2,535,315	0.5%
Republic of Korea
3.250%, 06/10/2015		3,500,000,000	3,479,580	0.7%
4.000%, 03/10/2016		2,750,000,000	2,778,169	0.6%
OTHER SECURITIES			2,715,606	0.4%
			11,508,670
Sweden - 1.5%
Kingdom of Sweden
5.000%, 12/01/2020		21,300,000	3,915,677	0.8%
OTHER SECURITIES			3,699,930	0.7%
			7,615,607
Thailand - 2.0%
Bank of Thailand
3.200%, 10/22/2014		139,000,000	4,297,179	0.8%
Kingdom of Thailand
3.250%, 06/16/2017		187,500,000	5,889,539	1.2%
			10,186,718
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $114,160,471)			$116,114,346
CORPORATE BONDS - 40.9%
Consumer Discretionary - 7.7%
DISH DBS Corp.
7.875%, 09/01/2019		2,300,000	2,731,250	0.5%
The Goodyear Tire & Rubber
Company
7.000%, 05/15/2022		1,980,000	2,197,800	0.4%

Strategic Income Opportunities Trust (continued)

		Shares or		% of
		Principal		Net
		Amount	Value	Assets
CORPORATE BONDS (continued)
Consumer Discretionary (continued)
OTHER SECURITIES			$34,987,737	6.8%
			39,916,787
Consumer Staples - 2.6%
Alliance One International, Inc.
9.875%, 07/15/2021	AUD	2,430,000	2,490,750	0.5%
Harbinger Group, Inc.
7.875%, 07/15/2019		2,125,000	2,324,219	0.4%
OTHER SECURITIES			8,701,477	1.7%
			13,516,446
Energy - 4.5%
EP Energy LLC
9.375%, 05/01/2020		3,777,000	4,324,665	0.8%
OTHER SECURITIES			18,726,669	3.7%
			23,051,334
Financials - 13.2%
American International
Group, Inc. (8.175% to
05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058		2,995,000	4,125,613	0.8%
Bank of America Corp.
0.991%, 09/15/2026 (P)		3,615,000	3,239,361	0.6%
CapitaMalls Asia Treasury, Ltd.
3.950%, 08/24/2017		3,250,000	2,752,186	0.5%
General Electric Capital
Australia Funding Pty, Ltd.
7.000%, 10/08/2015		2,800,000	2,766,947	0.5%
General Electric Capital Corp.,
Series A
7.625%, 12/10/2014		4,415,000	3,925,269	0.8%
Inter-American Development
Bank
6.500%, 08/20/2019		2,705,000	2,909,460	0.6%
KFW
5.750%, 05/13/2015		4,775,000	4,619,697	0.9%
Realogy Group LLC
7.875%, 02/15/2019 (S)		2,205,000	2,359,350	0.5%
OTHER SECURITIES			41,538,398	8.0%
			68,236,281
Health Care - 4.4%
LifePoint Hospitals, Inc.
5.500%, 12/01/2021 (S)		3,760,000	3,938,600	0.7%
OTHER SECURITIES			18,663,200	3.7%
			22,601,800
Industrials - 2.1%
Navios Maritime Holdings, Inc.
7.375%, 01/15/2022 (S)		2,335,000	2,405,050	0.5%
OTHER SECURITIES			8,176,285	1.6%
			10,581,335
Information Technology - 0.8%
Materials - 2.2%
Telecommunication Services - 2.1%
Utilities - 1.3%
TOTAL CORPORATE BONDS (Cost $200,443,365)			$210,660,908

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
	CAPITAL PREFERRED SECURITIES - 1.6%
	Financials - 1.6%
	TOTAL CAPITAL PREFERRED
	SECURITIES (Cost $7,779,598)	$8,051,465
	CONVERTIBLE BONDS - 1.4%
	Consumer Discretionary - 0.4%
	Consumer Staples - 0.1%
	Financials - 0.2%
	Health Care - 0.4%
	Industrials - 0.2%
	Information Technology - 0.1%
	TOTAL CONVERTIBLE BONDS (Cost $6,003,081)	$7,393,981
	TERM LOANS (M) - 12.2%
	Consumer Discretionary - 2.9%
	Consumer Staples - 1.3%
	Aramark Services, Inc.
3.250%, 02/24/2021	2,578,538	2,559,601	0.5%
	OTHER SECURITIES	4,360,371	0.8%
		6,919,972
	Financials - 1.4%
	Carestream Health, Inc.
5.000%, 06/07/2019	3,183,660	3,185,649	0.6%
	OTHER SECURITIES	3,880,390	0.8%
		7,066,039
	Health Care - 2.6%
	Biomet, Inc.
3.661%, 07/25/2017	2,286,201	2,288,688	0.5%
	Catalent Pharma Solutions, Inc.
4.500%, 05/20/2021	2,520,066	2,531,880	0.5%
	OTHER SECURITIES	8,467,147	1.6%
		13,287,715
	Industrials - 0.6%
	Information Technology - 1.3%
	Materials - 0.7%
	Telecommunication Services - 0.8%
	Crown Castle Operating
	Company
3.000%, 01/31/2021	2,303,425	2,301,985	0.5%
	OTHER SECURITIES	1,814,713	0.3%
		4,116,698
	Utilities - 0.6%
	TOTAL TERM LOANS (Cost $62,768,197)	$63,000,394
	COLLATERALIZED MORTGAGE
	OBLIGATIONS - 5.7%
	Commercial & Residential - 5.1%
	Federal Home Loan Mortgage Corp. - 0.3%
	Federal National Mortgage Association - 0.3%
	TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $25,635,048)		$29,357,902
	ASSET BACKED SECURITIES - 1.0%
CKE Restaurant Holdings, Inc.,
4.474%, 03/20/2043 (S)	$2,816,188	2,892,044	0.6%

Strategic Income Opportunities Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
ASSET BACKED SECURITIES (continued)
OTHER SECURITIES		$2,117,201	0.4%
TOTAL ASSET BACKED
SECURITIES (Cost $4,869,602)		$5,009,245
COMMON STOCKS - 2.7%
Consumer Discretionary - 0.8%
Charter
Communications, Inc.,
Class A (I)	26,089	4,131,976	0.8%
OTHER SECURITIES		—	0.0%
		4,131,976
Financials - 1.9%
TOTAL COMMON STOCKS (Cost $8,974,622)		$13,790,053
PREFERRED SECURITIES - 8.5%
Consumer Staples - 0.2%
Financials - 4.9%
Weyerhaeuser Company, 6.375%	63,700	3,614,975	0.7%
OTHER SECURITIES		21,433,266	4.2%
		25,048,241
Industrials - 0.6%
Materials - 0.1%
Telecommunication Services - 0.5%
Utilities - 2.2%
Dominion
Resources, Inc., 6.000%	38,600	2,239,572	0.4%
Dominion
Resources, Inc., 6.375%	47,070	2,477,059	0.5%
OTHER SECURITIES		6,638,942	1.3%
		11,355,573
TOTAL PREFERRED
SECURITIES (Cost $40,880,550)		$43,582,710
ESCROW CERTIFICATES - 0.0%
Consumer Discretionary - 0.0%
TOTAL ESCROW CERTIFICATES (Cost $76)		$12,381
PURCHASED OPTIONS - 0.0%
Call Options - 0.0%
Put Options - 0.0%
TOTAL PURCHASED OPTIONS (Cost $1,504,163)		$245,244
SHORT-TERM INVESTMENTS - 2.1%
Repurchase Agreement - 2.1%
Repurchase Agreement with
State Street Corp. dated
06/30/2014 at 0.000% to be
repurchased at $5,797,440 on
07/01/2014, collateralized by
$290,000 Federal National
Mortgage Association,
2.080% due 11/02/2022
(valued at $274,413, including
interest) and $4,485,000
U.S. Treasury Bonds, 4.625%
due 02/15/2040 (valued at
$5,639,888, including interest)	$5,797,440	$5,797,440	1.1%

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Barclays Tri-Party Repurchase
Agreement dated 06/30/2014
at 0.070% to be repurchased
at $5,017,010 on 07/01/2014,
collateralized by $3,613,100
Treasury Inflation Indexed
Bonds, 2.000% due
01/15/2026 (valued at
$5,117,366, including interest)	$5,017,000	$5,017,000	1.0%
		10,814,440
TOTAL SHORT-TERM
INVESTMENTS (Cost $10,814,440)		$10,814,440
Total Investments (Strategic Income Opportunities
Trust) (Cost $483,833,213) - 98.6%		$508,033,069	98.6%
Other Assets And Liabilities, Net - 1.4%		7,339,768	1.4%
TOTAL NET ASSETS - 100.0%		$515,372,837	100.0%

Total Bond Market Trust B

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 68.3%
U.S. Treasury Bonds - 6.1%
4.250%, 05/15/2039
to 11/15/2040	$4,060,000	4,760,907	1.0%
4.750%, 02/15/2041	2,000,000	2,536,250	0.5%
7.875%, 02/15/2021	3,400,000	4,647,110	1.0%
8.125%, 08/15/2021	1,400,000	1,961,641	0.4%
8.750%, 08/15/2020	1,400,000	1,957,266	0.4%
9.250%, 02/15/2016	5,700,000	6,524,494	1.4%
OTHER SECURITIES		6,410,277	1.4%
		28,797,945
U.S. Treasury Notes - 22.8%
0.375%, 01/31/2016
to 04/30/2016	15,700,000	15,702,067	3.4%
0.625%, 05/31/2017
to 04/30/2018	8,600,000	8,484,343	1.7%
0.750%, 12/31/2017	3,700,000	3,652,596	0.8%
0.875%, 04/30/2017	5,000,000	5,008,205	1.1%
1.000%, 10/31/2016
to 03/31/2017	4,550,000	4,578,280	1.0%
1.500%, 06/30/2016
to 03/31/2019	13,500,000	13,564,180	2.9%
1.875%, 08/31/2017	2,000,000	2,056,406	0.4%
2.000%, 04/30/2016
to 02/15/2022	7,500,000	7,610,272	1.6%
2.500%, 05/15/2024	16,325,000	16,291,844	3.5%
2.750%, 02/15/2019	7,000,000	7,385,546	1.6%
3.000%, 09/30/2016
to 02/28/2017	6,720,000	7,104,276	1.5%
3.125%, 10/31/2016
to 05/15/2021	2,200,000	2,335,328	0.5%
3.250%, 06/30/2016	3,650,000	3,852,747	0.8%
4.250%, 11/15/2017	7,300,000	8,075,625	1.7%
OTHER SECURITIES		1,679,476	0.3%
		107,381,191

Total Bond Market Trust B (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal Farm Credit Bank - 0.2%		$959,614	0.2%
Federal Home Loan Bank - 0.8%
5.375%, 05/18/2016	$2,200,000	2,401,324	0.5%
OTHER SECURITIES		1,242,626	0.3%
		3,643,950
Federal Home Loan Mortgage Corp. - 7.9%
3.000%, 10/01/2042	3,521,171	3,479,494	0.7%
3.500%, TBA (C)	4,300,000	4,415,713	0.9%
3.500%, 12/01/2025	2,955,054	3,127,047	0.7%
4.000%, 02/01/2024
to 12/01/2040	3,431,502	3,638,593	0.8%
4.500%, 05/01/2024
to 11/01/2041	6,763,208	7,343,858	1.5%
5.000%, TBA (C)	2,300,000	2,545,094	0.5%
5.500%, 08/23/2017
to 01/01/2039	3,770,612	4,251,983	1.2%
OTHER SECURITIES		8,424,219	1.6%
		37,226,001
Federal National Mortgage Association - 16.7%
2.500%, 05/01/2028	2,280,332	2,320,060	0.5%
3.000%, TBA (C)	2,900,000	2,861,938	0.6%
3.000%, 01/01/2027
to 04/01/2043	14,991,711	15,204,590	3.2%
3.500%, 12/01/2025
to 02/01/2043	14,393,329	14,870,904	3.2%
4.000%, 08/01/2020
to 05/01/2042	8,249,868	8,773,979	1.9%
4.375%, 10/15/2015	6,350,000	6,684,162	1.4%
4.500%, 06/01/2018
to 06/01/2041	8,592,732	9,288,873	1.9%
5.000%, 12/01/2018
to 07/01/2039	4,682,877	5,173,818	1.2%
5.500%, 08/01/2017
to 11/01/2038	3,571,014	3,979,850	0.9%
6.000%, 01/01/2021
to 08/01/2038	2,391,272	2,681,778	0.7%
7.250%, 05/15/2030	1,450,000	2,146,915	0.5%
OTHER SECURITIES		4,637,278	0.7%
		78,624,145
Government National Mortgage Association - 7.8%
3.000%, TBA (C)	2,000,000	2,013,750	0.4%
3.000%, 08/15/2043	3,556,915	3,587,760	0.8%
3.500%, TBA (C)	1,800,000	1,869,750	0.4%
3.500%, 01/15/2043	6,844,353	7,123,207	1.5%
4.000%, 11/15/2026
to 02/15/2041	7,987,437	8,560,010	1.9%
4.500%, 05/15/2019
to 10/20/2040	5,059,627	5,532,728	1.1%
5.000%, 05/15/2018
to 07/20/2040	4,073,375	4,526,981	1.0%
OTHER SECURITIES		3,454,844	0.7%
		36,669,030
Tennessee Valley Authority - 0.2%		770,291	0.2%
The Financing Corp. - 0.2%		886,481	0.2%
U.S. Government - 5.6%
3.625%, 02/15/2044	10,460,000	11,015,688	2.3%
0.250%, 12/31/2015	5,500,000	5,500,215	1.2%
1.625%, 04/30/2019	8,700,000	8,692,527	1.9%

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

Shares or		% of
Principal		Net
Amount	Value	Assets
U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
OTHER SECURITIES	$898,735	0.2%
	26,107,165
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $306,822,643)	$321,065,813
FOREIGN GOVERNMENT
OBLIGATIONS - 3.4%
Brazil - 0.4%	1,817,185	0.4%
Canada - 0.8%	3,804,927	0.8%
Chile - 0.1%	546,720	0.1%
Colombia - 0.1%	590,150	0.1%
Israel - 0.3%	1,153,242	0.3%
Italy - 0.1%	381,821	0.1%
Japan - 0.3%	1,290,786	0.3%
Mexico - 0.3%	1,610,428	0.3%
Panama - 0.1%	456,395	0.1%
Peru - 0.1%	460,225	0.1%
Philippines - 0.2%	1,061,250	0.2%
Poland - 0.0%	130,350	0.0%
South Africa - 0.2%	809,745	0.2%
Sweden - 0.1%	583,529	0.1%
Turkey - 0.3%	1,333,350	0.3%
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $15,320,654)	$16,030,103
CORPORATE BONDS - 24.1%
Consumer Discretionary - 2.2%	10,421,270	2.2%
Consumer Staples - 1.9%	8,848,995	1.9%
Energy - 3.2%	14,975,434	3.2%
Financials - 8.2%	38,731,489	8.2%
Health Care - 1.7%	8,039,298	1.7%
Industrials - 1.5%	7,126,615	1.5%
Information Technology - 1.1%	5,216,529	1.1%
Materials - 1.2%	5,530,422	1.2%
Telecommunication Services - 1.3%	5,941,779	1.3%
Utilities - 1.8%	8,706,913	1.8%
TOTAL CORPORATE BONDS (Cost $103,341,035)	$113,538,744
Municipal Bonds - 1.0%	4,567,872	1.0%
TOTAL MUNICIPAL BONDS (Cost $3,853,900)	$4,567,872
COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.2%
Commercial & Residential - 2.2%	10,499,699	2.2%
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $9,562,206)	$10,499,699
Asset Backed Securities 0.1%	318,328	0.1%
TOTAL ASSET BACKED
SECURITIES (Cost $333,563)	$318,328

Total Bond Market Trust B (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SECURITIES LENDING COLLATERAL - 0.1%
John Hancock Collateral
Investment Trust,
0.0995% (W)(Y)	29,752	297,739	0.1%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $297,742)		$297,739
SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%
State Street Institutional
U.S. Government Money Market
Fund, 0.0000% (Y)	7,075,353	7,075,353	1.5%
TOTAL SHORT-TERM
INVESTMENTS (Cost $7,075,353)		$7,075,353
Total Investments (Total Bond Market Trust B)
(Cost $446,607,096) - 100.7%		$473,393,651	100.7%
Other Assets And Liabilities, Net - (0.7%)		(3,064,144)	(0.7)%
TOTAL NET ASSETS - 100.0%		$470,329,507	100.0%

Total Return Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 47.1%
Treasury Inflation Protected Securities - 12.1%
0.125%, 01/15/2022
to 07/15/2022	$35,784,964	35,999,064	1.5%
0.625%, 07/15/2021
to 01/15/2024	58,405,644	60,558,342	2.4%
1.250%, 07/15/2020	13,151,974	14,406,554	0.6%
1.750%, 01/15/2028	24,666,700	28,351,288	1.2%
2.000%, 01/15/2026	12,062,632	14,191,494	0.6%
2.375%, 01/15/2025
to 01/15/2027	68,989,026	83,825,971	3.4%
2.500%, 01/15/2029	20,425,480	25,726,525	1.1%
OTHER SECURITIES		30,232,225	1.3%
		293,291,463
Federal Home Loan Mortgage Corp. - 4.7%
1.000%, 03/08/2017
to 07/28/2017	38,700,000	38,872,468	1.6%
1.250%, 05/12/2017
to 10/02/2019	23,300,000	22,794,803	1.0%
4.000%, TBA (C)	17,000,000	17,991,447	0.7%
4.500%, TBA (C)	24,000,000	25,957,502	1.1%
OTHER SECURITIES		8,967,820	0.3%
		114,584,040
Federal National Mortgage Association - 28.8%
3.500%, TBA (C)	16,000,000	16,951,250	0.7%
4.000%, 08/01/2018
to 08/01/2041	19,652,927	20,993,709	0.7%
4.500%, TBA (C)	95,000,000	102,736,446	4.3%
4.500%, 04/01/2018
to 11/01/2043	62,823,277	68,091,768	1.9%
5.000%, TBA (C)	122,500,000	135,975,012	5.6%
5.500%, TBA (C)	17,000,000	19,015,078	0.9%
5.500%, 03/01/2021
to 09/01/2041	134,274,827	150,353,674	6.8%

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)

		Shares or		% of
		Principal		Net
		Amount	Value	Assets
U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
6.000%, 12/01/2016
to 05/01/2041		$50,890,417	$57,206,421	2.2%
0.094%, 04/30/2016 (D)(P)		49,700,000	49,713,866	2.1%
OTHER SECURITIES			76,220,430	3.6%
			697,257,654
Government National Mortgage Association - 1.4%
5.000%, 01/15/2035
to 11/15/2039		29,133,455	32,060,384	1.4%
OTHER SECURITIES			1,078,646	0.0%
			33,139,030
Small Business Administration - 0.1%			1,675,205	0.1%
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,130,359,145)			$1,139,947,392
FOREIGN GOVERNMENT
OBLIGATIONS - 20.6%
Brazil - 0.1%			2,639,392	0.1%
Canada - 1.7%
Province of Ontario
4.200%, 06/02/2020	CAD	22,100,000	22,888,894	0.9%
OTHER SECURITIES			16,874,430	0.8%
			39,763,324
Italy - 11.8%
Republic of Italy
0.811%, 04/29/2016 (Z)	EUR	14,800,000	20,029,347	0.8%
Republic of Italy
2.250%, 05/15/2016		12,100,000	17,071,223	0.7%
Republic of Italy
2.750%, 12/01/2015		17,200,000	24,281,252	1.0%
Republic of Italy
3.000%, 06/15/2015
to 11/01/2015		22,200,000	31,342,786	1.3%
Republic of Italy
3.750%, 08/01/2015
to 08/01/2016		93,300,000	135,218,602	5.6%
Republic of Italy
4.500%, 07/15/2015		18,000,000	25,672,540	1.1%
OTHER SECURITIES			31,471,306	1.3%
			285,087,056
South Korea - 0.8%			19,233,846	0.8%
Spain - 6.2%
Kingdom of Spain
3.150%, 01/31/2016		9,100,000	12,990,733	0.5%
Kingdom of Spain
3.300%, 07/30/2016		38,100,000	55,123,182	2.3%
Kingdom of Spain
3.750%, 10/31/2015		20,800,000	29,747,617	1.2%
Kingdom of Spain
4.000%, 07/30/2015		16,500,000	23,476,859	1.0%
OTHER SECURITIES			29,234,612	1.2%
			150,573,003
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $498,920,468)			$497,296,621
CORPORATE BONDS - 26.7%
Consumer Discretionary - 3.8%
DISH DBS Corp.
6.625%, 10/01/2014		$14,360,000	14,539,500	0.6%

Total Return Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CORPORATE BONDS (continued)
Consumer Discretionary (continued)
DISH DBS Corp.
7.750%, 05/31/2015	$18,600,000	$19,704,375	0.8%
President and Fellows of
Harvard College
6.500%, 01/15/2039 (S)	21,300,000	29,198,083	1.2%
OTHER SECURITIES		28,557,664	1.2%
		91,999,622
Energy - 1.1%		25,821,133	1.1%
Financials - 18.3%
Ally Financial, Inc.
2.750%, 01/30/2017	13,200,000	13,348,500	0.6%
Bank of America Corp.
6.500%, 08/01/2016	15,700,000	17,400,357	0.7%
Bank of Nova Scotia
0.538%, 04/11/2017 (P)	26,400,000	26,407,234	1.1%
Barclays Bank PLC
1.000%, 05/01/2015	56,500,000	56,485,988	2.3%
BNP Paribas SA
0.533%, 11/07/2015 (P)	14,600,000	14,596,087	0.6%
BPCE SA
0.796%, 11/18/2016 (P)	26,000,000	26,060,710	1.1%
Citigroup, Inc.
0.745%, 05/01/2017 (P)	26,100,000	26,078,024	1.1%
JPMorgan Chase & Company
0.744%, 02/15/2017 (P)	13,600,000	13,649,477	0.6%
JPMorgan Chase & Company
1.054%, 05/30/2017 (P)	$18,400,000	31,017,410	1.3%
Lloyds TSB Bank PLC
(12.000% to 12/16/2024, then
3 month LIBOR + 11.750%)
12/16/2024 (Q)(S)	14,600,000	21,170,000	0.9%
OTHER SECURITIES		195,301,298	8.0%
		441,515,085
Health Care - 0.3%		7,700,954	0.3%
Industrials - 0.3%		7,412,593	0.3%
Information Technology - 0.2%		3,937,320	0.2%
Materials - 0.4%		9,305,050	0.4%
Telecommunication Services - 1.6%
Vodafone Group PLC
0.509%, 04/10/2015 (Z)	26,300,000	26,199,789	1.1%
OTHER SECURITIES		12,779,016	0.5%
		38,978,805
Utilities - 0.7%
Pacific Gas & Electric Company
0.423%, 05/11/2015 (P)	16,500,000	16,505,379	0.6%
OTHER SECURITIES		1,211,041	0.1%
		17,716,420
TOTAL CORPORATE BONDS (Cost $607,115,563)		$644,386,982
CAPITAL PREFERRED SECURITIES - 0.2%
Financials - 0.2%		5,011,375	0.2%
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $4,819,286)		$5,011,375
Municipal Bonds 5.0%		121,251,106	5.0%
TOTAL MUNICIPAL BONDS (Cost $102,099,003)		$121,251,106

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COLLATERALIZED MORTGAGE
OBLIGATIONS - 7.1%
Commercial & Residential - 6.5%		$156,998,394	6.5%
Federal Home Loan Mortgage Corp. - 0.3%		6,900,779	0.3%
Federal National Mortgage Association - 0.2%		5,510,587	0.2%
Government National Mortgage Association - 0.1%		1,910,199	0.1%
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $163,632,311)		$171,319,959
Asset Backed Securities 2.9%		69,989,205	2.9%
TOTAL ASSET BACKED
SECURITIES (Cost $67,840,595)		$69,989,205
COMMON STOCKS - 0.0%
Financials - 0.0%		170	0.0%
TOTAL COMMON STOCKS (Cost $73)		$170
PREFERRED SECURITIES - 1.0%
Financials - 1.0%
Wells Fargo & Company,
Series L, 7.500%	14,800	17,967,200	0.7%
OTHER SECURITIES		7,341,065	0.3%
		25,308,265
TOTAL PREFERRED
SECURITIES (Cost $26,824,900)		$25,308,265
SHORT-TERM INVESTMENTS - 3.2%
Certificate of Deposit - 0.9%
Itau Unibanco Holding SA
1.466%, 10/31/2014 *	$20,000,000	$19,925,560	0.8%
OTHER SECURITIES		1,999,702	0.1%
		21,925,262
Repurchase Agreement - 2.3%
Repurchase Agreement with
Royal Bank of Canada dated
06/30/2014 at 0.140% to be
repurchased at $52,500,204 on
07/01/2014, collateralized by
$52,875,000 U.S. Treasury
Notes, 2.125% due
01/31/2021 (valued at
$53,621,436,
including interest)	52,500,000	52,500,000	2.2%
OTHER SECURITIES		2,000,000	0.1%
		54,500,000
TOTAL SHORT-TERM
INVESTMENTS (Cost $76,406,421)		$76,425,262
TERM LOANS - 0.1%
Utilities - 0.1%		2,813,671	0.1%
TOTAL TERM LOANS (Cost $2,823,087)		$2,813,671
Total Investments (Total Return Trust)
(Cost $2,680,840,852) - 113.9%		$2,753,750,008	113.9%
Other Assets And Liabilities, Net - (13.9%)		(335,552,594)	(13.9)%
TOTAL NET ASSETS - 100.0%		$2,418,197,414	100.0%

Ultra Short Term Bond Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 8.4%
U.S. Treasury Note - 1.8%
2.125%, 11/30/2014	$4,000,000	$4,033,908	1.8%
Federal Home Loan Mortgage Corp. - 2.2%		4,922,682	2.2%
Federal National Mortgage Association - 3.9%		8,852,794	3.9%
Government National Mortgage Association - 0.5%		1,266,245	0.5%
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $19,065,047)		$19,075,629
CORPORATE BONDS - 49.2%
Consumer Discretionary - 7.6%
American Honda Finance Corp.
0.602%, 05/26/2016 (S)	2,000,000	2,008,610	0.9%
Cox Communications, Inc.
5.450%, 12/15/2014	2,500,000	2,555,020	1.1%
DIRECTV Holdings LLC
3.550%, 03/15/2015	2,000,000	2,042,848	0.9%
Viacom, Inc.
6.250%, 04/30/2016	2,000,000	2,196,266	1.0%
OTHER SECURITIES		8,475,752	3.7%
		17,278,496
Consumer Staples - 0.4%		1,007,343	0.4%
Energy - 2.1%
Petroleos Mexicanos
4.875%, 03/15/2015	2,000,000	2,056,000	0.9%
OTHER SECURITIES		2,755,169	1.2%
		4,811,169
Financials - 21.3%
Abbey National Treasury
Services PLC
3.875%, 11/10/2014 (S)	2,500,000	2,530,638	1.1%
BNP Paribas SA
3.250%, 03/11/2015	2,000,000	2,037,320	0.9%
CNA Financial Corp.
5.850%, 12/15/2014	2,000,000	2,049,920	0.9%
Credit Agricole SA/London
3.500%, 04/13/2015 (S)	2,545,000	2,600,303	1.1%
ING Bank NV
2.000%, 09/25/2015 (S)	2,000,000	2,032,082	0.9%
JPMorgan Chase & Company
5.125%, 09/15/2014	2,224,000	2,245,088	1.0%
Morgan Stanley
4.200%, 11/20/2014	2,300,000	2,334,525	1.0%
National Rural Utilities Cooperative
Finance Corp.
0.527%, 11/23/2016 (P)	2,000,000	2,005,690	0.9%
Prudential Financial, Inc.
3.875%, 01/14/2015	2,300,000	2,342,573	1.0%
Santander US Debt SA Unipersonal
3.724%, 01/20/2015 (S)	2,000,000	2,029,520	0.9%
The Hartford Financial Services
Group, Inc.
4.000%, 03/30/2015	2,000,000	2,053,270	0.9%
The Royal Bank of Scotland PLC
4.375%, 03/16/2016	1,750,000	1,848,359	0.8%
XLIT, Ltd.
5.250%, 09/15/2014	2,500,000	2,523,975	1.1%
OTHER SECURITIES		19,992,070	8.8%
		48,625,333

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CORPORATE BONDS (continued)
Health Care - 4.9%
AbbVie, Inc.
0.983%, 11/06/2015 (P)	$2,000,000	$2,016,648	0.9%
Amgen, Inc.
2.125%, 05/15/2017	2,000,000	2,049,574	0.9%
Express Scripts Holding Company
2.100%, 02/12/2015	2,500,000	2,525,123	1.1%
Quest Diagnostics, Inc.
5.450%, 11/01/2015	1,855,000	1,965,126	0.9%
WellPoint, Inc.
5.000%, 12/15/2014	2,515,000	2,568,431	1.1%
		11,124,902
Industrials - 3.7%		8,498,460	3.7%
Information Technology - 1.8%
Xerox Corp.
4.250%, 02/15/2015	2,030,000	2,076,696	0.9%
OTHER SECURITIES		2,035,255	0.9%
		4,111,951
Materials - 1.8%
Glencore Canada Corp.
5.375%, 06/01/2015	2,000,000	2,080,210	0.9%
OTHER SECURITIES		2,047,018	0.9%
		4,127,228
Telecommunication Services - 2.0%		4,493,769	2.0%
Utilities - 3.6%
Georgia Power Company
0.551%, 03/15/2016 (P)	2,000,000	1,998,494	0.9%
NiSource Finance Corp.
5.400%, 07/15/2014	2,000,000	2,003,596	0.9%
OTHER SECURITIES		4,165,211	1.8%
		8,167,301
TOTAL CORPORATE BONDS (Cost $111,759,773)		$112,245,952
COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.5%
Federal National Mortgage Association - 3.5%
0.452%, 10/25/2032 (P)	4,117,691	4,116,085	1.8%
0.502%, 04/25/2042 (P)	2,000,844	1,984,880	0.9%
0.551%, 09/15/2042 (P)	1,973,094	1,960,339	0.8%
		8,061,304
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $8,117,881)		$8,061,304
ASSET BACKED SECURITIES - 20.2%
BA Credit Card Trust,
0.421%, 09/16/2019 (P)	2,000,000	2,001,694	0.9%
Cabela’s Master Credit Card Trust,
1.601%, 01/16/2018 (P)(S)	4,500,000	4,529,750	2.0%
Capital One Multi-Asset
Execution Trust,
0.201%, 11/15/2019 (P)	2,000,000	1,990,082	0.8%
CarMax Auto Owner Trust,
0.470%, 02/15/2017	2,000,000	2,001,014	0.9%
Citibank Credit Card Issuance Trust
4.850%, 03/10/2017	2,000,000	2,061,818	0.9%
Citibank Omni Master Trust,
4.900%, 11/15/2018 (S)	2,000,000	2,033,326	0.9%
Discover Card Execution Note Trust,
0.860%, 11/15/2017	2,000,000	2,008,250	0.9%

Ultra Short Term Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
ASSET BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust,
0.470%, 03/15/2017	$3,000,000	$2,999,949	1.3%
Ford Credit Auto Owner Trust,
0.510%, 04/15/2017	2,320,739	2,322,264	1.0%
GE Capital Credit Card Master
Note Trust,
3.800%, 11/15/2017	2,000,000	2,025,120	0.9%
Hyundai Auto Lease
Securitization Trust 2014-b
0.610%, 02/15/2017 (S)	3,000,000	2,999,888	1.3%
Toyota Auto Receivables 2011-B
Owner Trust
0.940%, 11/15/2016	3,345,000	3,356,052	1.4%
Westlake Automobile
Receivables Trust 2014-1
0.700%, 05/15/2017 (S)	2,000,000	1,999,604	0.9%
OTHER SECURITIES		13,814,592	6.1%
TOTAL ASSET BACKED
SECURITIES (Cost $46,406,894)		$46,143,403
SHORT-TERM INVESTMENTS - 18.8%
U.S. Treasury Bills - 18.4%
0.041%, 11/13/2014 *	7,000,000	6,998,684	3.0%
0.043%, 09/25/2014 *	10,000,000	9,999,400	4.4%
0.068%, 07/17/2014 *	2,500,000	2,499,985	1.1%
0.077%, 08/14/2014 *	5,000,000	4,999,865	2.2%
0.082%, 10/16/2014 *	4,500,000	4,499,433	2.0%
0.089%, 09/04/2014 *	13,000,000	12,999,584	5.7%
		41,996,951
Repurchase Agreement - 0.4%		1,008,000	0.4%
TOTAL SHORT-TERM
INVESTMENTS (Cost $43,003,277)		$43,004,951
Total Investments (Ultra Short Term Bond Trust)
(Cost $228,352,872) - 100.1%		$228,531,239	100.1%
Other Assets And Liabilities, Net - (0.1%)		(170,634)	(0.1)%
TOTAL NET ASSETS - 100.0%		$228,360,605	100.0%

Percentages are based upon net assets.

Footnotes

Key to Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar

Key to Security Abbreviations and Legend

ADR	American Depositary Receipts
LIBOR	London Interbank Offered Rate
PIK	Paid-in-kind

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.

(C)	Security purchased on a when-issued or delayed delivery basis.

(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.

(F)	All or a portion of this security is held at a broker to meet the margin requirements for futures contracts.

(I)	Non-income producing security.

(L)	A portion of the security is on loan as of June 30, 2014.

(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P)	Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.

(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral recieved for securities lending.

(Y)	The rate shown is the annualized seven-day yield as of June 30, 2014.

(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the annualized yield at period end.

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust

Summary portfolio of investments — June 30, 2014 (showing percentage of total net assets)

Certain funds had the following country concentration as a percentage of total net assets on 6-30-14:

Active Bond Trust
United States	89.1%
United Kingdom	1.5%
Cayman Islands	1.4%
Canada	0.9%
Luxembourg	0.9%
Netherlands	0.8%
France	0.6%
Bermuda	0.5%
Ireland	0.5%
Mexico	0.5%
Other Countries	3.3%
Total	100.0%

High Yield Trust
United States	77.3%
Luxembourg	4.7%
United Kingdom	2.6%
Netherlands	2.1%
Australia	2.0%
Ireland	1.8%
Canada	1.0%
India	1.0%
Mexico	1.0%
Brazil	0.9%
Other Countries	5.6%
Total	100.0%

Income Trust
United States	78.6%
United Kingdom	7.3%
Netherlands	4.1%
Canada	2.4%
Switzerland	1.6%
France	1.2%
Marshall Islands	1.1%
Mexico	0.9%
Australia	0.7%
Luxembourg	0.7%
Other Countries	1.4%
Total	100.0%

Real Return Bond Trust
United States	78.5%
Italy	4.3%
Netherlands	3.7%
Germany	3.2%
Spain	2.6%
Australia	1.7%
Mexico	1.5%
Cayman Islands	1.2%
United Kingdom	1.2%
Greece	1.0%
Other Countries	1.1%
Total	100.0%

Strategic Income Opportunities Trust
United States	65.5%
Australia	3.8%
Mexico	3.1%
Singapore	2.6%
Philippines	2.3%
New Zealand	2.2%
South Korea	2.2%
Canada	2.2%
Malaysia	2.1%
Thailand	2.0%
Other Countries	12.0%
Total	100.0%

Total Return Trust
United States	72.5%
Italy	11.8%
Spain	6.2%
Canada	2.9%
France	1.7%
Cayman Islands	1.6%
United Kingdom	1.5%
South Korea	0.8%
Netherlands	0.3%
Brazil	0.2%
Other Countries	0.5%
Total	100.0%

Ultra Short Term Bond Trust
United States	88.1%
France	2.0%
Canada	2.0%
United Kingdom	1.9%
Cayman Islands	1.8%
Spain	1.5%
Netherlands	1.3%
Mexico	0.9%
South Korea	0.5%
Total	100.0%

38

The accompanying notes are an integral part of the financial statements.

A fund had the following sector distribution as a percentage of total investments on 6-30-14:

Global Bond Trust
Foreign Government Obligations	44.9%
Financials	12.4%
Collateralized Mortgage Obligations	11.3%
U.S. Government Agency	8.3%
U.S. Government	7.2%
Certificate of Deposit	2.2%
Energy	2.1%
Asset Backed Securities	1.3%
Telecommunication Services	0.7%
Consumer Discretionary	0.6%
Consumer Staples	0.6%
Industrials	0.3%
Information Technology	0.3%
Materials	0.3%
Health Care	0.2%
Utilities	0.2%
Purchased Options	0.1%
Short-Term Investments	7.0%
Total	100.0%

39
{finblurbsoi}The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2014 (unaudited)

Assets	Active Bond Trust	Bond Trust	Bond PS Series	Core Bond Trust
Investments in unaffiliated issuers, at value	$859,001,315	$10,131,030,902	$170,727,978	$1,061,068,923
Investments in affiliated issuers, at value	1,362,626	19,088,440	—	15,233,988
Repurchase agreements, at value	6,330,000	83,800,000	21,810,000	—
Total investments, at value	866,693,941	10,233,919,342	192,537,978	1,076,302,911
Cash	—	86,090,953	1,401	—
Foreign currency, at value	1,451,080	—	—	—
Receivable for investments sold	1,427,877	8,447,196	12,478,961	34,804,251
Receivable for delayed delivery securities sold	517,035	—	—	247,159,520
Receivable for fund shares sold	1,767,458	11,234,927	—	—
Dividends and interest receivable	8,138,504	67,281,333	1,175,348	4,634,771
Receivable for securities lending income	242	124,152	—	8,370
Other assets	5,282	11,780	508	2,398
Total assets	880,001,419	10,407,109,683	206,194,196	1,362,912,221

Liabilities
Due to custodian	130,681	—	—	—
Payable for investments purchased	15,325,854	10,966,842	24,043,042	36,197,597
Payable for delayed delivery securities purchased	730,000	—	—	326,351,311
Payable for fund shares repurchased	233,969	1,260,764	209	1,310,231
Payable upon return of securities loaned	1,361,263	19,087,025	—	15,234,000
Payable for sale commitments outstanding, at value	—	—	—	9,586,340
Payable to affiliates
Accounting and legal services fees	9,799	123,206	2,562	16,067
Trustees’ fees	1,249	4,861	255	1,386
Other liabilities and accrued expenses	96,089	507,396	120,925	115,144
Total liabilities	17,888,904	31,950,094	24,166,993	388,812,076
Net assets	$862,112,515	$10,375,159,589	$182,027,203	$974,100,145

Net assets consist of
Paid-in capital	$807,666,362	$10,183,092,741	$178,422,502	$942,685,153
Undistributed net investment income (loss)	20,612,908	182,420,256	4,768,679	23,100,083
Accumulated undistributed net realized gain (loss) on investments	(8,721,243)	(164,481,064)	(3,565,259)	(5,864,932)
Net unrealized appreciation (depreciation) on investments	42,554,488	174,127,656	2,401,281	14,179,841
Net assets	$862,112,515	$10,375,159,589	$182,027,203	$974,100,145
Investments in unaffiliated issuers, including repurchase agreements, at cost	$822,117,758	$10,040,703,267	$190,136,692	$1,046,851,164
Investments in affiliated issuers, at cost	$1,362,612	$19,088,419	—	$15,233,836
Foreign currency, at cost	$2,106,494	—	—	—
Proceeds received on sale commitments outstanding	—	—	—	$9,548,258
Securities loaned, unaffiliated issuers, at value	$1,329,561	$18,633,471	—	$14,944,110

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$50,284,267	$245,399,366	—	$1,380,880
Shares outstanding	4,967,591	17,738,789	—	103,251
Net asset value, offering price and redemption price per share	$10.12	$13.83	—	$13.37

Series II
Net assets	$235,435,050	$601,041,078	$293,969	$8,614,022
Shares outstanding	23,239,593	43,431,835	22,481	645,205
Net asset value, offering price and redemption price per share	$10.13	$13.84	$13.08	$13.35

Series NAV
Net assets	$576,393,198	$9,528,719,145	$181,733,234	$964,105,243
Shares outstanding	56,902,049	688,895,268	13,892,505	72,358,386
Net asset value, offering price and redemption price per share	$10.13	$13.83	$13.08	$13.32

40

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2014 (unaudited)

Assets	Global Bond Trust	High Yield Trust	Income Trust	Investment Quality Bond Trust
Investments in unaffiliated issuers, at value	$886,948,919	$331,951,385	$464,467,474	$333,972,531
Investments in affiliated issuers, at value	—	7,065,606	14,804,863	299,756
Repurchase agreements, at value	19,800,000	120,136	—	82,900,000
Total investments, at value	906,748,919	339,137,127	479,272,337	417,172,287
Cash	115,700	432,895	3,123,314	92,331
Foreign currency, at value	5,681,556	270,251	1,192,718	—
Cash held at broker for futures contracts	—	300,020	—	—
Receivable for investments sold	170,579,355	87,044	1,348,280	769,675
Receivable for delayed delivery securities sold	987,148	—	—	1,390,371
Receivable for forward foreign currency exchange contracts	2,857,085	140,944	—	14,723
Receivable for fund shares sold	169,931	570,295	—	2,224,310
Dividends and interest receivable	7,644,852	5,732,122	3,537,549	1,907,857
Receivable for securities lending income	—	8,285	4,942	251
Swap contracts, at value	1,512,548	—	—	—
Receivable for futures variation margin	1,450,419	—	—	—
Receivable for exchange cleared swaps	—	499,465	—	9,374
Other assets	352,732	457	658	469
Total assets	1,098,100,245	347,178,905	488,479,798	423,581,648

Liabilities
Payable for collateral held by portfolio	1,786,000	—	—	—
Payable for investments purchased	135,812,827	5,302,547	930,189	1,925,195
Payable for delayed delivery securities purchased	5,869,278	—	—	86,797,367
Payable for forward foreign currency exchange contracts	5,300,939	45,032	—	39,479
Payable for sale-buybacks	5,953,643	—	—	—
Payable for fund shares repurchased	3,075,976	1,383,399	389,004	—
Payable upon return of securities loaned	—	7,065,575	14,804,340	299,750
Written options, at value	2,759,523	—	—	—
Payable for sale commitments outstanding, at value	108,426,132	—	—	1,370,179
Swap contracts, at value	1,227,990	—	—	1,188,424
Payable for futures variation margin	—	18,625	—	2,250
Payable for exchange cleared swaps	749,660	—	—	—
Payable to affiliates
Accounting and legal services fees	11,011	3,847	5,392	4,318
Trustees’ fees	868	344	270	335
Other liabilities and accrued expenses	188,520	60,653	65,903	55,156
Total liabilities	271,162,367	13,880,022	16,195,098	91,682,453
Net assets	$826,937,878	$333,298,883	$472,284,700	$331,899,195

Net assets consist of
Paid-in capital	$814,558,303	$705,066,329	$444,546,128	$308,066,330
Undistributed net investment income (loss)	13,625,893	14,606,938	14,059,177	7,229,684
Accumulated undistributed net realized gain (loss) on investments	(30,594,675)	(389,746,438)	(54,021,577)	6,846,389
Net unrealized appreciation (depreciation) on investments	29,348,357	3,372,054	67,700,972	9,756,792
Net assets	$826,937,878	$333,298,883	$472,284,700	$331,899,195
Investments in unaffiliated issuers, including repurchase agreements, at cost	$877,307,824	$328,602,599	$396,775,584	$406,023,775
Investments in affiliated issuers, at cost	—	$7,065,564	$14,804,652	$299,750
Foreign currency, at cost	$5,636,857	$270,564	$1,194,282	—
Foreign currency collateral for swap contracts, at cost	—	—	—	$171,968
Proceeds received on sale commitments outstanding	$108,056,450	—	—	$1,368,148
Premiums received on written options	$3,458,751	—	—	—
Net unamortized upfront payment on swaps	($1,423,776)	—	—	($256,672)
Securities loaned, unaffiliated issuers, at value	—	$6,931,102	$14,569,598	$295,128

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$58,346,242	$123,241,923	—	$201,722,673
Shares outstanding	4,457,303	19,132,544	—	16,892,119
Net asset value, offering price and redemption price per share	$13.09	$6.44	—	$11.94

Series II
Net assets	$128,569,424	$113,576,224	—	$111,484,109
Shares outstanding	9,923,371	17,357,574	—	9,338,223
Net asset value, offering price and redemption price per share	$12.96	$6.54	—	$11.94

Series NAV
Net assets	$640,022,212	$96,480,736	$472,284,700	$18,692,413
Shares outstanding	49,095,522	15,145,590	36,083,887	1,569,854
Net asset value, offering price and redemption price per share	$13.04	$6.37	$13.09	$11.91

41

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2014 (unaudited)

Assets	Money Market Trust	Money Market Trust B	New Income Trust	Real Return Bond Trust
Investments in unaffiliated issuers, at value	$2,309,568,258	$444,250,881	$1,744,891,214	$140,526,221
Repurchase agreements, at value	—	—	5,743,000	27,598,000
Total investments, at value	2,309,568,258	444,250,881	1,750,634,214	168,124,221
Cash	51,121	4,833	607	534
Foreign currency, at value	—	—	62	123,670
Receivable for investments sold	—	—	3,824,275	—
Receivable for forward foreign currency exchange contracts	—	—	212,720	157,600
Receivable for fund shares sold	—	1,301,976	—	17,763
Dividends and interest receivable	3,087,077	530,645	11,195,396	510,738
Swap contracts, at value	—	—	—	79,915
Receivable for exchange cleared swaps	—	—	—	340,765
Receivable due from affiliates	31,822	14,072	—	—
Other assets	3,341	654	3,924	508,882
Total assets	2,312,741,619	446,103,061	1,765,871,198	169,864,088

Liabilities
Payable for collateral held by portfolio	—	—	—	918,000
Payable for investments purchased	—	—	6,633,688	—
Payable for forward foreign currency exchange contracts	—	—	1,361,962	229,849
Payable for sale-buybacks	—	—	—	75,712,395
Payable for fund shares repurchased	11,772,033	—	1,775,324	18,487
Written options, at value	—	—	—	9,148
Swap contracts, at value	—	—	—	520,194
Payable for futures variation margin	—	—	16,563	7,125
Payable to affiliates
Accounting and legal services fees	30,614	5,757	27,712	1,193
Trustees’ fees	2,798	469	2,216	132
Other liabilities and accrued expenses	200,021	53,277	202,420	187,210
Total liabilities	12,005,466	59,503	10,019,885	77,603,733
Net assets	$2,300,736,153	$446,043,558	$1,755,851,313	$92,260,355

Net assets consist of
Paid-in capital	$2,300,674,101	$446,035,595	$1,647,615,504	$130,379,727
Undistributed net investment income (loss)	—	—	65,230,113	4,258,506
Accumulated undistributed net realized gain (loss) on investments	62,052	7,963	(4,095,385)	(38,253,536)
Net unrealized appreciation (depreciation) on investments	—	—	47,101,081	(4,124,342)
Net assets	$2,300,736,153	$446,043,558	$1,755,851,313	$92,260,355
Investments in unaffiliated issuers, including repurchase agreements, at cost	$2,309,568,258	$444,250,881	$1,702,153,073	$170,738,916
Foreign currency, at cost	—	—	$62	$122,732
Premiums received on written options	—	—	—	$51,266
Net unamortized upfront payment on swaps	—	—	—	$13,394

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$1,932,536,819	—	—	$6,386,988
Shares outstanding	1,932,500,053	—	—	508,270
Net asset value, offering price and redemption price per share	$1.00	—	—	$12.57

Series II
Net assets	$368,199,334	—	—	$41,843,083
Shares outstanding	368,174,066	—	—	3,379,527
Net asset value, offering price and redemption price per share	$1.00	—	—	$12.38

Series NAV
Net assets	—	$446,043,558	$1,755,851,313	$44,030,284
Shares outstanding	—	446,035,588	130,551,953	3,549,935
Net asset value, offering price and redemption price per share	—	$1.00	$13.45	$12.40

42

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2014 (unaudited)

Assets	Short Term Government Income Trust	Strategic Income Opportunities Trust	Total Bond Market Trust B	Total Return Trust
Investments in unaffiliated issuers, at value	$394,396,151	$497,218,629	$473,095,912	$2,699,250,008
Investments in affiliated issuers, at value	—	—	297,739	—
Repurchase agreements, at value	1,834,000	10,814,440	—	54,500,000
Total investments, at value	396,230,151	508,033,069	473,393,651	2,753,750,008
Cash	971	10,463	—	3,353,508
Foreign currency, at value	—	2,916,910	—	1,707,285
Cash held at broker for futures contracts	479,250	2,290,501	—	13,000
Receivable for investments sold	—	7,609,263	6,043,968	666,489
Receivable for delayed delivery securities sold	—	—	—	50,564,684
Receivable for forward foreign currency exchange contracts	—	2,356,898	—	2,748,074
Receivable for fund shares sold	—	356,285	1,670,867	—
Dividends and interest receivable	1,809,002	5,389,942	3,452,822	17,319,744
Receivable for securities lending income	—	—	695	—
Swap contracts, at value	—	—	—	4,044,976
Receivable for futures variation margin	—	—	—	1,648,611
Receivable due from advisor	—	—	10,207	—
Other assets	554	2,009	643	4,460
Total assets	398,519,928	528,965,340	484,572,853	2,835,820,839

Liabilities
Payable for collateral held by portfolio	—	—	—	6,585,000
Payable for investments purchased	—	6,325,520	13,607,074	33,078,004
Payable for delayed delivery securities purchased	—	—	—	367,192,703
Payable for forward foreign currency exchange contracts	—	6,313,681	—	6,070,198
Payable for fund shares repurchased	1,631,049	729,778	279,340	2,218,313
Payable upon return of securities loaned	—	—	298,688	—
Written options, at value	—	—	—	382,468
Swap contracts, at value	—	—	—	705,733
Payable for futures variation margin	24,960	123,213	—	—
Payable for exchange cleared swaps	—	—	—	1,042,251
Payable to affiliates
Accounting and legal services fees	5,265	5,906	6,180	35,075
Trustees’ fees	557	327	483	3,246
Other liabilities and accrued expenses	62,146	94,078	51,581	310,434
Total liabilities	1,723,977	13,592,503	14,243,346	417,623,425
Net assets	$396,795,951	$515,372,837	$470,329,507	$2,418,197,414

Net assets consist of
Paid-in capital	$462,805,199	$558,816,617	$441,554,881	$2,282,679,348
Undistributed net investment income (loss)	4,512,942	15,504,641	10,217,852	70,482,384
Accumulated undistributed net realized gain (loss) on investments	(72,035,321)	(79,076,862)	(8,229,781)	(17,352,457)
Net unrealized appreciation (depreciation) on investments	1,513,131	20,128,441	26,786,555	82,388,139
Net assets	$396,795,951	$515,372,837	$470,329,507	$2,418,197,414
Investments in unaffiliated issuers, including repurchase agreements, at cost	$394,768,698	$483,833,213	$446,309,354	$2,680,840,852
Investments in affiliated issuers, at cost	—	—	$297,742	—
Foreign currency, at cost	—	$2,896,558	—	$1,699,833
Premiums received on written options	—	—	—	$1,961,718
Net unamortized upfront payment on swaps	—	—	—	($1,095,681)
Securities loaned, unaffiliated issuers, at value	—	—	$294,560	—

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$57,948,968	$405,547,582	$115,288,776	$168,542,310
Shares outstanding	4,594,123	29,531,828	10,986,288	11,967,898
Net asset value, offering price and redemption price per share	$12.61	$13.73	$10.49	$14.08

Series II
Net assets	$45,164,890	$61,158,947	$65,950,097	$177,834,193
Shares outstanding	3,581,794	4,447,351	6,282,256	12,652,297
Net asset value, offering price and redemption price per share	$12.61	$13.75	$10.50	$14.06

Series NAV
Net assets	$293,682,093	$48,666,308	$289,090,634	$2,071,820,911
Shares outstanding	23,278,396	3,552,611	27,551,002	147,686,260
Net asset value, offering price and redemption price per share	$12.62	$13.70	$10.49	$14.03

43

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2014 (unaudited)

Assets	Ultra Short Term Bond Trust
Investments in unaffiliated issuers, at value	$227,523,239
Repurchase agreements, at value	1,008,000
Total investments, at value	228,531,239
Cash	1,022,527
Dividends and interest receivable	1,139,832
Other assets	347
Total assets	230,693,945

Liabilities
Payable for fund shares repurchased	2,282,986
Payable to affiliates
Accounting and legal services fees	3,056
Trustees’ fees	38
Other liabilities and accrued expenses	47,260
Total liabilities	2,333,340
Net assets	$228,360,605

Net assets consist of
Paid-in capital	$234,177,352
Undistributed net investment income (loss)	623,826
Accumulated undistributed net realized gain (loss) on investments	(6,618,940)
Net unrealized appreciation (depreciation) on investments	178,367
Net assets	$228,360,605
Investments in unaffiliated issuers, including repurchase agreements, at cost	$228,352,872

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$11,550,292
Shares outstanding	963,039
Net asset value, offering price and redemption price per share	$11.99

Series II
Net assets	$207,485,160
Shares outstanding	17,320,878
Net asset value, offering price and redemption price per share	$11.98

Series NAV
Net assets	$9,325,153
Shares outstanding	777,076
Net asset value, offering price and redemption price per share	$12.00

44

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — June 30, 2014 (unaudited)

Investment income	Active Bond Trust	Bond Trust	Bond PS Series	Core Bond Trust
Interest	$13,301,519	$126,247,249	$3,080,523	$17,760,817
Dividends	121,680	299,666	—	—
Securities lending	2,870	157,857	73	15,400
Total investment income	13,426,069	126,704,772	3,080,596	17,776,217

Expenses
Investment management fees	2,542,520	23,477,506	660,184	4,587,442
Series I distribution and service fees	12,583	61,187	—	346
Series II distribution and service fees	303,210	758,995	507	11,072
Accounting and legal services fees	54,358	534,346	15,157	101,159
Professional fees	32,900	84,313	32,674	37,771
Printing and postage	16,209	101,228	1,698	16,138
Custodian fees	55,393	399,218	16,770	79,898
Trustees’ fees	5,135	46,253	1,709	9,621
Registration and filing fees	5,091	4,633	3,000	3,103
Other	8,870	47,693	78,141	11,371
Total expenses before reductions	3,036,269	25,515,372	809,840	4,857,921
Net expense reductions	(27,140)	(266,483)	(7,428)	(49,738)
Total expenses	3,009,129	25,248,889	802,412	4,808,183
Net investment income (loss)	10,416,940	101,455,883	2,278,184	12,968,034

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	4,386,831	13,330,886	2,114,423	22,195,535
Investments in affiliated issuers	—	(562)	—	273
	4,386,831	13,330,324	2,114,423	22,195,808

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	30,567,416	215,139,730	4,407,692	31,258,162
Investments in affiliated issuers	26	149	4	152
	30,567,442	215,139,879	4,407,696	31,258,314
Net realized and unrealized gain (loss)	34,954,273	228,470,203	6,522,119	53,454,122

Increase (decrease) in net assets from operations	$45,371,213	$329,926,086	$8,800,303	$66,422,156

45

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — June 30, 2014 (unaudited)

Investment income	Global Bond Trust	High Yield Trust	Income Trust	Investment Quality Bond Trust
Interest	$13,506,223	$11,486,329	$5,972,740	$5,772,330
Dividends	33,845	280,984	6,383,581	27,563
Securities lending	—	59,322	66,653	1,321
Less foreign taxes withheld	—	—	(128,237)	(809)
Total investment income	13,540,068	11,826,735	12,294,737	5,800,405

Expenses
Investment management fees	3,015,927	1,105,021	1,837,781	968,164
Series I distribution and service fees	14,697	30,331	—	50,508
Series II distribution and service fees	164,846	140,309	—	141,403
Accounting and legal services fees	55,435	21,206	29,635	21,382
Professional fees	41,365	31,861	29,528	37,190
Printing and postage	13,329	3,526	2,999	4,887
Custodian fees	260,909	25,729	45,917	27,448
Trustees’ fees	5,143	1,988	2,599	1,978
Registration and filing fees	5,192	6,043	2,580	5,043
Interest expense	19,863	—	—	—
Other	6,763	4,059	3,702	3,485
Total expenses before reductions	3,603,469	1,370,073	1,954,741	1,261,488
Net expense reductions	(27,542)	(10,597)	(14,697)	(10,634)
Total expenses	3,575,927	1,359,476	1,940,044	1,250,854
Net investment income (loss)	9,964,141	10,467,259	10,354,693	4,549,551

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	984,046	2,054,468	8,861,503	9,623,407
Investments in affiliated issuers	—	(882)	360	8
Futures contracts	(71,361)	(577,492)	—	(599,699)
Written options	1,784,676	—	—	—
Swap contracts	1,449,119	(437,356)	—	(1,121,711)
	4,146,480	1,038,738	8,861,863	7,902,005

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	31,306,692	6,885,338	24,055,844	3,080,670
Investments in affiliated issuers	—	695	1,035	6
Futures contracts	14,549	(19,540)	—	29,616
Written options	1,175,158	—	—	—
Swap contracts	1,528,106	193,932	—	(370,558)
	34,024,505	7,060,425	24,056,879	2,739,734
Net realized and unrealized gain (loss)	38,170,985	8,099,163	32,918,742	10,641,739

Increase (decrease) in net assets from operations	$48,135,126	$18,566,422	$43,273,435	$15,191,290

46

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — June 30, 2014 (unaudited)

Investment income	Money Market Trust	Money Market Trust B	New Income Trust	Real Return Bond Trust
Interest	$1,957,913	$384,948	$40,498,561	$2,162,794
Total investment income	1,957,913	384,948	40,498,561	2,162,794

Expenses
Investment management fees	5,697,875	1,136,726	7,915,103	317,483
Series I distribution and service fees	499,713	—	—	1,611
Series II distribution and service fees	492,651	—	—	53,833
Accounting and legal services fees	153,741	29,201	167,313	5,831
Professional fees	34,257	19,453	51,289	34,113
Printing and postage	41,970	5,148	19,380	1,110
Custodian fees	116,246	28,364	207,523	12,269
Trustees’ fees	14,906	2,788	15,749	559
Registration and filing fees	7,825	7,384	2,554	3,092
Interest expense	—	—	—	44,756
Other	18,212	4,136	23,184	1,860
Total expenses before reductions	7,077,396	1,233,200	8,402,095	476,517
Net expense reductions	(5,119,483)	(848,252)	(275,744)	(2,900)
Total expenses	1,957,913	384,948	8,126,351	473,617
Net investment income (loss)	—	—	32,372,210	1,689,177

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	2,399	1,570	15,561,897	(591,008)
Futures contracts	—	—	(1,752,472)	(195,890)
Written options	—	—	—	203,827
Swap contracts	—	—	—	(39,395)
	2,399	1,570	13,809,425	(622,466)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	—	—	70,539,778	4,973,910
Futures contracts	—	—	(4,170,606)	94,266
Written options	—	—	—	(74,617)
Swap contracts	—	—	—	(329,354)
	—	—	66,369,172	4,664,205
Net realized and unrealized gain (loss)	2,399	1,570	80,178,597	4,041,739

Increase (decrease) in net assets from operations	$2,399	$1,570	$112,550,807	$5,730,916

47

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — June 30, 2014 (unaudited)

Investment income	Short Term Government Income Trust	Strategic Income Opportunities Trust	Total Bond Market Trust B	Total Return Trust
Interest	$2,799,239	$11,901,659	$7,362,129	$34,463,713
Dividends	—	1,084,607	—	1,010,056
Securities lending	—	—	3,160	—
Less foreign taxes withheld	—	(68,678)	—	—
Total investment income	2,799,239	12,917,588	7,365,289	35,473,769

Expenses
Investment management fees	1,143,800	1,621,890	1,105,805	10,303,014
Series I distribution and service fees	14,848	98,508	27,588	42,906
Series II distribution and service fees	57,385	79,018	87,715	231,885
Accounting and legal services fees	26,473	32,514	30,202	195,979
Professional fees	33,784	37,998	25,943	59,230
Printing and postage	5,551	6,004	5,162	36,786
Custodian fees	26,740	81,098	17,087	290,221
Trustees’ fees	2,498	2,829	2,771	18,781
Registration and filing fees	4,020	3,838	7,315	4,025
Other	4,402	4,890	5,094	—
Total expenses before reductions	1,319,501	1,968,587	1,314,682	11,182,827
Net expense reductions	(13,109)	(16,184)	(607,741)	(400,062)
Total expenses	1,306,392	1,952,403	706,941	10,782,765
Net investment income (loss)	1,492,847	10,965,185	6,658,348	24,691,004

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	(230,557)	5,984,386	2,553,202	21,680,883
Investments in affiliated issuers	—	—	(4)	—
Futures contracts	(184,335)	(4,929,269)	—	11,066,341
Written options	—	48,695	—	3,685,736
Swap contracts	—	—	—	8,590,764
	(414,892)	1,103,812	2,553,198	45,023,724

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	3,200,569	10,410,594	9,325,559	59,812,211
Investments in affiliated issuers	—	—	8	—
Futures contracts	(504,779)	(1,256,039)	—	8,625,468
Written options	—	—	—	84,111
Swap contracts	—	—	—	(31,625,940)
	2,695,790	9,154,555	9,325,567	36,895,850
Net realized and unrealized gain (loss)	2,280,898	10,258,367	11,878,765	81,919,574

Increase (decrease) in net assets from operations	$3,773,745	$21,223,552	$18,537,113	$106,610,578

48

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — June 30, 2014 (unaudited)

Investment income	Ultra Short Term Bond Trust
Interest	$820,733
Securities lending	1,635
Total investment income	822,368

Expenses
Investment management fees	634,349
Series I distribution and service fees	2,671
Series II distribution and service fees	263,813
Accounting and legal services fees	14,657
Professional fees	28,098
Printing and postage	2,214
Custodian fees	15,961
Trustees’ fees	1,279
Registration and filing fees	6,957
Other	1,507
Total expenses before reductions	971,506
Net expense reductions	(7,380)
Total expenses	964,126
Net investment income (loss)	(141,758)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	25,673
Investments in affiliated issuers	(235)
25,438

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	202,203
202,203
Net realized and unrealized gain (loss)	227,641

Increase (decrease) in net assets from operations	$85,883

49

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	Active Bond Trust		Bond Trust		Bond PS Series
Increase (decrease) in net assets	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13
From operations
Net investment income (loss)	$10,416,940	$38,213,008	$101,455,883	$158,936,092	$2,278,184	$4,499,770
Net realized gain (loss)	4,386,831	3,120,369	13,330,324	(57,810,574)	2,114,423	(2,267,524)
Change in net unrealized appreciation (depreciation)	30,567,442	(44,295,747)	215,139,879	(208,260,560)	4,407,696	(5,885,896)
Increase (decrease) in net assets resulting from operations	45,371,213	(2,962,370)	329,926,086	(107,135,042)	8,800,303	(3,653,650)
Distributions to shareholders
From net investment income
Series I	—	(2,998,395)	—	(7,064,081)	—	—
Series II	—	(14,019,186)	—	(16,604,897)	—	(7,448)
Series NAV	—	(32,894,541)	—	(217,013,551)	—	(6,448,318)
From net realized gain
Series I	—	—	—	(1,824,108)	—	—
Series II	—	—	—	(4,611,912)	—	(916)
Series NAV	—	—	—	(53,803,006)	—	(1,016,426)
Total distributions	—	(49,912,122)	—	(300,921,555)	—	(7,473,108)
From portfolio share transactions	(39,275,883)	(350,229,332)	1,801,561,729	703,147,950	(119,530,358)	69,937,892
Total increase (decrease)	6,095,330	(403,103,824)	2,131,487,815	295,091,353	(110,730,055)	58,811,134

Net assets
Beginning of period	856,017,185	1,259,121,009	8,243,671,774	7,948,580,421	292,757,258	233,946,124
End of period	$862,112,515	$856,017,185	$10,375,159,589	$8,243,671,774	$182,027,203	$292,757,258

Undistributed net investment income (loss)	$20,612,908	$10,195,968	$182,420,256	$80,964,373	$4,768,679	$2,490,495

	Core Bond Trust		Global Bond Trust		High Yield Trust
Increase (decrease) in net assets	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13
From operations
Net investment income (loss)	$12,968,034	$27,689,527	$9,964,141	$19,529,406	$10,467,259	$22,365,341
Net realized gain (loss)	22,195,808	(16,339,015)	4,146,480	(52,015,611)	1,038,738	9,558,943
Change in net unrealized appreciation (depreciation)	31,258,314	(48,734,358)	34,024,505	(20,884,436)	7,060,425	(7,584,362)
Increase (decrease) in net assets resulting from operations	66,422,156	(37,383,846)	48,135,126	(53,370,641)	18,566,422	24,339,922
Distributions to shareholders
From net investment income
Series I	—	(32,288)	—	(286,085)	—	(7,970,907)
Series II	—	(171,740)	—	(350,782)	—	(7,348,576)
Series NAV	—	(37,646,924)	—	(3,572,140)	—	(6,942,864)
From net realized gain
Series I	—	(57,462)	—	—	—	—
Series II	—	(346,901)	—	—	—	—
Series NAV	—	(66,097,224)	—	—	—	—
Total distributions	—	(104,352,539)	—	(4,209,007)	—	(22,262,347)
From portfolio share transactions
Portfolio share transactions	(792,799,180)	94,239,895	(101,524,502)	(26,115,756)	—	(28,939,325)
Issued in reorganization	—	—	—	—	—	104,909,693
Total from portfolio share transactions	(792,799,180)	94,239,895	(101,524,502)	(26,115,756)	(19,965,923)	75,970,368
Total increase (decrease)	(726,377,024)	(47,496,490)	(53,389,376)	(83,695,404)	(1,399,501)	78,047,943

Net assets
Beginning of period	1,700,477,169	1,747,973,659	880,327,254	964,022,658	334,698,384	256,650,441
End of period	$974,100,145	$1,700,477,169	$826,937,878	$880,327,254	$333,298,883	$334,698,384

Undistributed net investment income (loss)	$23,100,083	$10,132,049	$13,625,893	$3,661,752	$14,606,938	$4,139,679

50

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	Income Trust		Investment Quality Bond Trust		Money Market Trust
Increase (decrease) in net assets	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13
From operations
Net investment income (loss)	$10,354,693	$19,267,614	$4,549,551	$9,291,590	—	—
Net realized gain (loss)	8,861,863	865,818	7,902,005	1,885,100	$2,399	$67,668
Change in net unrealized appreciation (depreciation)	24,056,879	39,936,554	2,739,734	(18,458,778)	—	—
Increase (decrease) in net assets resulting from operations	43,273,435	60,069,986	15,191,290	(7,282,088)	2,399	67,668
Distributions to shareholders
From net investment income
Series I	—	—	—	(7,936,126)	—	—
Series II	—	—	—	(4,293,293)	—	—
Series NAV	—	(20,024,598)	—	(691,031)	—	—
From net realized gain
Series I	—	—	—	(3,932,887)	—	(158,455)
Series II	—	—	—	(2,258,631)	—	(32,855)
Series NAV	—	—	—	(336,826)	—	—
Total distributions	—	(20,024,598)	—	(19,448,794)	—	(191,310)
From portfolio share transactions	(33,463,180)	8,216,927	(22,394,908)	(16,676,310)	(245,971,450)	(753,283,452)
Total increase (decrease)	9,810,255	48,262,315	(7,203,618)	(43,407,192)	(245,969,051)	(753,407,094)

Net assets
Beginning of period	462,474,445	414,212,130	339,102,813	382,510,005	2,546,705,204	3,300,112,298
End of period	$472,284,700	$462,474,445	$331,899,195	$339,102,813	$2,300,736,153	$2,546,705,204

Undistributed net investment income (loss)	$14,059,177	$3,704,484	$7,229,684	$2,680,133	—	—

	Money Market Trust B		New Income Trust		Real Return Bond Trust
Increase (decrease) in net assets	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13
From operations
Net investment income (loss)	—	$46,046	$32,372,210	$68,049,624	$1,689,177	$2,087,454
Net realized gain (loss)	$1,570	6,925	13,809,425	12,476,521	(622,466)	(162,730)
Change in net unrealized appreciation (depreciation)	—	—	66,369,172	(141,158,319)	4,664,205	(13,516,385)
Increase (decrease) in net assets resulting from operations	1,570	52,971	112,550,807	(60,632,174)	5,730,916	(11,591,661)
Distributions to shareholders
From net investment income
Series I	—	—	—	—	—	(194,525)
Series II	—	—	—	—	—	(1,302,235)
Series NAV	—	(46,046)	—	(90,569,656)	—	(1,167,124)
From net realized gain
Series NAV	—	(23,878)	—	(37,263,748)	—	—
Total distributions	—	(69,924)	—	(127,833,404)	—	(2,663,884)
From portfolio share transactions	(34,909,994)	(60,738,036)	(1,140,108,795)	118,982,038	(6,914,399)	(27,200,256)
Total increase (decrease)	(34,908,424)	(60,754,989)	(1,027,557,988)	(69,483,540)	(1,183,483)	(41,455,801)

Net assets
Beginning of period	480,951,982	541,706,971	2,783,409,301	2,852,892,841	93,443,838	134,899,639
End of period	$446,043,558	$480,951,982	$1,755,851,313	$2,783,409,301	$92,260,355	$93,443,838

Undistributed net investment income (loss)	—	—	$65,230,113	$32,857,903	$4,258,506	$2,569,329

51

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	Short Term Government Income Trust		Strategic Income Opportunities Trust		Total Bond Market Trust B
Increase (decrease) in net assets	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13
From operations
Net investment income (loss)	$1,492,847	$3,113,968	$10,965,185	$23,402,204	$6,658,348	$12,966,267
Net realized gain (loss)	(414,892)	1,457,934	1,103,812	16,247,203	2,553,198	(2,230,648)
Change in net unrealized appreciation (depreciation)	2,695,790	(9,192,967)	9,154,555	(22,564,251)	9,325,567	(24,271,515)
Increase (decrease) in net assets resulting from operations	3,773,745	(4,621,065)	21,223,552	17,085,156	18,537,113	(13,535,896)
Distributions to shareholders
From net investment income
Series I	—	(1,330,768)	—	(21,335,346)	—	(3,760,342)
Series II	—	(1,003,806)	—	(3,525,112)	—	(2,677,783)
Series NAV	—	(6,523,694)	—	(2,896,940)	—	(9,838,958)
Total distributions	—	(8,858,268)	—	(27,757,398)	—	(16,277,083)
From portfolio share transactions	(28,800,877)	(118,543,500)	(2,215,832)	41,959,728	(19,958,917)	(67,844,304)
Total increase (decrease)	(25,027,132)	(132,022,833)	19,007,720	31,287,486	(1,421,804)	(97,657,283)

Net assets
Beginning of period	421,823,083	553,845,916	496,365,117	465,077,631	471,751,311	569,408,594
End of period	$396,795,951	$421,823,083	$515,372,837	$496,365,117	$470,329,507	$471,751,311

Undistributed net investment income (loss)	$4,512,942	$3,020,095	$15,504,641	$4,539,456	$10,217,852	$3,559,504

	Total Return Trust		Ultra Short Term Bond Trust
Increase (decrease) in net assets	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13
From operations
Net investment income (loss)	$24,691,004	$44,044,545	($141,758)	($117,321)
Net realized gain (loss)	45,023,724	(20,886,873)	25,438	(90,028)
Change in net unrealized appreciation (depreciation)	36,895,850	(91,890,573)	202,203	(243,746)
Increase (decrease) in net assets resulting from operations	106,610,578	(68,732,901)	85,883	(451,095)
Distributions to shareholders
From net investment income
Series I	—	(5,900,223)	—	(143,297)
Series II	—	(6,189,015)	—	(2,006,824)
Series NAV	—	(93,748,176)	—	(105,607)
From net realized gain
Series I	—	(4,343,028)	—	—
Series II	—	(4,875,248)	—	—
Series NAV	—	(67,619,863)	—	—
Total distributions	—	(182,675,553)	—	(2,255,728)
From portfolio share transactions	(895,803,977)	(12,931,939)	7,415,286	84,964,732
Total increase (decrease)	(789,193,399)	(264,340,393)	7,501,169	82,257,909

Net assets
Beginning of period	3,207,390,813	3,471,731,206	220,859,436	138,601,527
End of period	$2,418,197,414	$3,207,390,813	$228,360,605	$220,859,436

Undistributed net investment income (loss)	$70,482,384	$45,791,380	$623,826	$765,584

52

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statement of cash flows — June 30, 2014 (unaudited)

Real Return Bond Trust
Cash flows from operating activities
Net increase in net assets from operations	$5,730,916
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Long-term investments purchased	(97,014,546)
Long-term investments sold	109,960,688
Decrease in short-term investments	18,465,560
Net amortization of premium (discount)	(1,548,410)
Decrease in foreign currency	13,698
Decrease in cash held at broker for futures contracts	105,000
Decrease in receivable for investments sold	334,485
Decrease in unrealized appreciation/depreciation for forward foreign currency exchange contracts	87,273
Increase in dividends and interest receivable	(34,299)
Increase in unrealized appreciation/depreciation of swap contracts	(147,787)
Decrease in receivable for futures variation margin	15,944
Increase in other assets	(10,122)
Decrease in cash held at broker for swap contracts	373,000
Increase in receivable for exchange cleared swaps	(288,870)
Increase in payable for collateral held by Portfolio	812,900
Decrease in payable for investments purchased	(456,685)
Decrease in payable for written options	(41,723)
Increase in payable for futures variation margin	7,125
Decrease in payable to affiliates	(769)
Increase in other liabilities and accrued expenses	117,634
Net change in unrealized (appreciation) depreciation on investments	(5,027,699)
Net realized gain on investments	(535,061)
Net cash provided by operating activities	$30,918,252

Cash flows from financing activities
Borrowings under sale-buybacks	$678,709,955
Repayments of sale-buybacks	(678,289,531)
Decrease in payable for sale-buybacks	(24,391,934)
Portfolio shares sold	4,990,260
Portfolio shares repurchased	(11,904,659)
Increase in receivable for Portfolio shares sold	(15,281)
Decrease in payable for Portfolio shares repurchased	(386,916)
Net cash used in financing activities	($31,288,106)

Net decrease in cash	($369,854)

Cash at beginning of period	$370,388

Cash at end of period	$534

Supplemental disclosure of cash flow information:
Cash paid for interest	$44,756

53

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations		Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Active Bond Trust
SERIES I
06-30-2014[3]	9.60	0.12	0.40	0.52	—	—	—	—	10.12	5.42	[4]	0.69	[5]	0.68	[5]	2.48	[5]	50		49
12-31-2013	10.16	0.36	(0.33)	0.03	(0.59)	—	—	(0.59)	9.60	0.24		0.69		0.68		3.52		51		82
12-31-2012	9.72	0.40	0.54	0.94	(0.43)	(0.07)	—	(0.50)	10.16	9.71		0.69		0.68		3.97		60		86
12-31-2011	9.71	0.48	0.08	0.56	(0.55)	—	—	(0.55)	9.72	5.81		0.68		0.68		4.73		67		101
12-31-2010	9.20	0.56	0.70	1.26	(0.75)	—	—	(0.75)	9.71	13.85		0.69		0.69		5.68		77		53
12-31-2009	7.91	0.56	1.38	1.94	(0.65)	—	—	(0.65)	9.20	24.80		0.68		0.68		6.33		83		78
SERIES II
06-30-2014[3]	9.62	0.11	0.40	0.51	—	—	—	—	10.13	5.30	[4]	0.89	[5]	0.88	[5]	2.28	[5]	235		49
12-31-2013	10.18	0.34	(0.33)	0.01	(0.57)	—	—	(0.57)	9.62	0.05		0.89		0.88		3.31		253		82
12-31-2012	9.74	0.38	0.54	0.92	(0.41)	(0.07)	—	(0.48)	10.18	9.48		0.89		0.88		3.78		279		86
12-31-2011	9.72	0.46	0.09	0.55	(0.53)	—	—	(0.53)	9.74	5.70		0.88		0.88		4.54		298		101
12-31-2010	9.20	0.54	0.71	1.25	(0.73)	—	—	(0.73)	9.72	13.71		0.89		0.89		5.49		363		53
12-31-2009	7.91	0.54	1.38	1.92	(0.63)	—	—	(0.63)	9.20	24.54		0.88		0.88		6.12		365		78
SERIES NAV
06-30-2014[3]	9.60	0.12	0.41	0.53	—	—	—	—	10.13	5.52	[4]	0.64	[5]	0.63	[5]	2.53	[5]	576		49
12-31-2013	10.17	0.36	(0.34)	0.02	(0.59)	—	—	(0.59)	9.60	0.19		0.64		0.63		3.54		552		82
12-31-2012	9.73	0.41	0.53	0.94	(0.43)	(0.07)	—	(0.50)	10.17	9.76		0.64		0.63		4.02		920		86
12-31-2011	9.71	0.48	0.10	0.58	(0.56)	—	—	(0.56)	9.73	5.97		0.63		0.63		4.76		889		101
12-31-2010	9.20	0.57	0.70	1.27	(0.76)	—	—	(0.76)	9.71	13.91		0.64		0.64		5.75		903		53
12-31-2009	7.91	0.56	1.39	1.95	(0.66)	—	—	(0.66)	9.20	24.86		0.63		0.63		6.39		1,342		78
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Not annualized. 5. Annualized.

Bond Trust
SERIES I
06-30-2014[3]	13.30	0.16	0.37	0.53	—	—	—	—	13.83	3.98	[4]	0.64	[5]	0.64	[5]	2.41	[5]	245		53
12-31-2013	13.99	0.27	(0.46)	(0.19)	(0.40)	(0.10)	—	(0.50)	13.30	(1.36)		0.65		0.64		1.97		249		104
12-31-2012	13.62	0.31	0.55	0.86	(0.39)	(0.10)	—	(0.49)	13.99	6.34		0.65		0.64		2.23		244		114
12-31-2011[6]	13.87	0.02	0.08	0.10	(0.35)	—	—	(0.35)	13.62	0.75[4]		0.66[5]		0.65[5]		0.75[5]		230		108[7,8]
SERIES II
06-30-2014[3]	13.31	0.15	0.38	0.53	—	—	—	—	13.84	3.98	[4]	0.84	[5]	0.84	[5]	2.21	[5]	601		53
12-31-2013	14.01	0.24	(0.46)	(0.22)	(0.38)	(0.10)	—	(0.48)	13.31	(1.63)		0.85		0.84		1.77		629		104
12-31-2012	13.64	0.29	0.54	0.83	(0.36)	(0.10)	—	(0.46)	14.01	6.12		0.85		0.84		2.03		634		114
12-31-2011[6]	13.87	0.01	0.09	0.10	(0.33)	—	—	(0.33)	13.64	0.73[4]		0.86[5]		0.85[5]		0.55[5]		642		108[7,8]
SERIES NAV
06-30-2014[3]	13.29	0.17	0.37	0.54	—	—	—	—	13.83	4.06	[4]	0.59	[5]	0.59	[5]	2.46	[5]	9,529		53
12-31-2013	13.98	0.28	(0.46)	(0.18)	(0.41)	(0.10)	—	(0.51)	13.29	(1.32)		0.60		0.59		2.03		7,366		104
12-31-2012	13.62	0.32	0.54	0.86	(0.40)	(0.10)	—	(0.50)	13.98	6.31		0.60		0.59		2.26		7,070		114
12-31-2011	13.48	0.41	0.34	0.75	(0.46)	(0.15)	—	(0.61)	13.62	5.58		0.61		0.60		2.96		5,101		108	[7]
12-31-2010	12.88	0.40	0.46	0.86	(0.26)	— [9]	—	(0.26)	13.48	6.65		0.62		0.62		2.99		5,369		99
12-31-2009[10]	12.50	0.18	0.23	0.41	(0.03)	—	—	(0.03)	12.88	3.24	[4]	0.67	[5]	0.67	[5]	3.31	[5]	1,429		67
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Series I and Series II shares is 10-31-11. 7. Excludes merger activity. 8. Portfolio turnover is shown for the period from 1-1-11 to 12-31-11. 9. Less than $0.005 per share. 10. Period from 7-29-09 (commencement of operations) to 12-31-09.

Bond PS Series
SERIES II
06-30-2014[3]	12.62	0.18	0.28	0.46	—	—	—	—	13.08	3.65	[4]	0.91	[5]	0.91	[5]	2.89	[5]	—	[6]	56
12-31-2013	13.20	0.21	(0.43)	(0.22)	(0.31)	(0.05)	—	(0.36)	12.62	(1.72)		0.88		0.88		1.59		—	[6]	110
12-31-2012	12.66	0.26	0.46	0.72	(0.18)	—	—	(0.18)	13.20	5.67		0.92		0.91		1.98		—	[6]	107
12-31-2011[7]	12.50	0.18	0.18	0.36	(0.11)	(0.09)	—	(0.20)	12.66	2.88[4]		1.16[5]		0.98[5]		2.05[5]		2		114
SERIES NAV
06-30-2014[3]	12.62	0.19	0.27	0.46	—	—	—	—	13.08	3.65	[4]	0.66	[5]	0.66	[5]	3.01	[5]	182		56
12-31-2013	13.20	0.24	(0.43)	(0.19)	(0.34)	(0.05)	—	(0.39)	12.62	(1.47)		0.63		0.63		1.84		292		110
12-31-2012	12.65	0.26	0.49	0.75	(0.20)	—	—	(0.20)	13.20	5.96		0.65		0.66		1.97		234		107
12-31-2011[7]	12.50	0.18	0.20	0.38	(0.14)	(0.09)	—	(0.23)	12.65	2.98	[4]	0.83	[5]	0.73	[5]	2.12	[5]	109		114
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $500,000. 7. Period from 4-28-11 (commencement of operations) to 12-31-11.

54

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations		Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Core Bond Trust
SERIES I
06-30-2014[3]	12.85	0.11	0.41	0.52	—	—	—	—	13.37	4.05	[4]	0.67	[5]	0.66	[5]	1.62	[5]	1	189
12-31-2013	13.96	0.21	(0.50)	(0.29)	(0.29)	(0.53)	—	(0.82)	12.85	(2.16)		0.67		0.66		1.54		1	326
12-31-2012	13.83	0.25	0.64	0.89	(0.39)	(0.37)	—	(0.76)	13.96	6.47		0.67		0.67		1.79		2	367
12-31-2011	13.68	0.35	0.77	1.12	(0.44)	(0.53)	—	(0.97)	13.83	8.32		0.67		0.67		2.51		2	436
12-31-2010	13.24	0.37	0.56	0.93	(0.37)	(0.12)	—	(0.49)	13.68	7.08		0.68		0.68		2.71		1	562
12-31-2009	12.33	0.48	0.74	1.22	(0.31)	—	—	(0.31)	13.24	9.93		0.74		0.74		3.72		2	461
SERIES II
06-30-2014[3]	12.84	0.09	0.42	0.51	—	—	—	—	13.35	3.97	[4]	0.87	[5]	0.86	[5]	1.43	[5]	9	189
12-31-2013	13.95	0.18	(0.50)	(0.32)	(0.26)	(0.53)	—	(0.79)	12.84	(2.35)		0.87		0.86		1.34		9	326
12-31-2012	13.82	0.23	0.63	0.86	(0.36)	(0.37)	—	(0.73)	13.95	6.27		0.87		0.87		1.60		12	367
12-31-2011	13.68	0.33	0.75	1.08	(0.41)	(0.53)	—	(0.94)	13.82	8.04		0.87		0.87		2.33		14	436
12-31-2010	13.23	0.34	0.57	0.91	(0.34)	(0.12)	—	(0.46)	13.68	6.92		0.88		0.88		2.47		14	562
12-31-2009	12.33	0.46	0.72	1.18	(0.28)	—	—	(0.28)	13.23	9.61		0.93		0.93		3.53		12	461
SERIES NAV
06-30-2014[3]	12.80	0.11	0.41	0.52	—	—	—	—	13.32	4.06	[4]	0.62	[5]	0.61	[5]	1.66	[5]	964	189
12-31-2013	13.91	0.22	(0.51)	(0.29)	(0.29)	(0.53)	—	(0.82)	12.80	(2.11)		0.62		0.61		1.60		1,690	326
12-31-2012	13.78	0.26	0.63	0.89	(0.39)	(0.37)	—	(0.76)	13.91	6.54		0.62		0.62		1.84		1,734	367
12-31-2011	13.64	0.36	0.76	1.12	(0.45)	(0.53)	—	(0.98)	13.78	8.32		0.62		0.62		2.59		1,676	436
12-31-2010	13.20	0.37	0.57	0.94	(0.38)	(0.12)	—	(0.50)	13.64	7.17		0.63		0.63		2.68		1,808	562
12-31-2009	12.30	0.47	0.75	1.22	(0.32)	—	—	(0.32)	13.20	9.94		0.65		0.65		3.64		1,086	461
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Not annualized. 5. Annualized.

Global Bond Trust
SERIES I
06-30-2014[3]	12.39	0.14	0.56	0.70	—	—	—	—	13.09	5.65	[4]	0.84	[5]	0.84	[5]	2.27	[5]	58	64
12-31-2013	13.16	0.27	(0.98)	(0.71)	(0.06)	—	—	(0.06)	12.39	(5.42)		0.85		0.85		2.11		60	123
12-31-2012[6]	13.23	0.36	0.55	0.91	(0.98)	—	—	(0.98)	13.16	7.03		0.86		0.86		2.71		75	131
12-31-2011	12.92	0.35	0.82	1.17	(0.86)	—	—	(0.86)	13.23	9.08		0.82		0.81		2.60		82	103
12-31-2010	12.14	0.32	0.92	1.24	(0.46)	—	—	(0.46)	12.92	10.30		0.83		0.83		2.50		91	394
12-31-2009	14.44	0.47	1.11	1.58	(1.79)	(2.09)	—	(3.88)	12.14	15.39		0.83		0.83		3.76		96	280
SERIES II
06-30-2014[3]	12.27	0.13	0.56	0.69	—	—	—	—	12.96	5.62	[4]	1.04	[5]	1.04	[5]	2.10	[5]	129	64
12-31-2013	13.04	0.24	(0.98)	(0.74)	(0.03)	—	—	(0.03)	12.27	(5.67)		1.05		1.05		1.91		137	123
12-31-2012[6]	13.14	0.33	0.55	0.88	(0.98)	—	—	(0.98)	13.04	6.81		1.06		1.06		2.51		164	131
12-31-2011	12.84	0.32	0.82	1.14	(0.84)	—	—	(0.84)	13.14	8.85		1.02		1.01		2.40		175	103
12-31-2010	12.06	0.29	0.92	1.21	(0.43)	—	—	(0.43)	12.84	10.12		1.03		1.03		2.30		195	394
12-31-2009	14.37	0.44	1.10	1.54	(1.76)	(2.09)	—	(3.85)	12.06	15.14		1.03		1.03		3.54		195	280
SERIES NAV
06-30-2014[3]	12.33	0.15	0.56	0.71	—	—	—	—	13.04	5.76	[4]	0.79	[5]	0.79	[5]	2.35	[5]	640	64
12-31-2013	13.12	0.27	(1.00)	(0.73)	(0.06)	—	—	(0.06)	12.33	(5.54)		0.80		0.80		2.17		683	123
12-31-2012[6]	13.18	0.37	0.55	0.92	(0.98)	—	—	(0.98)	13.12	7.15		0.81		0.81		2.76		724	131
12-31-2011	12.88	0.35	0.82	1.17	(0.87)	—	—	(0.87)	13.18	9.08		0.77		0.76		2.65		703	103
12-31-2010	12.10	0.32	0.93	1.25	(0.47)	—	—	(0.47)	12.88	10.40		0.78		0.78		2.55		749	394
12-31-2009	14.41	0.47	1.10	1.57	(1.79)	(2.09)	—	(3.88)	12.10	15.41		0.78		0.78		3.80		647	280
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Not annualized. 5. Annualized. 6. In accordance with Accounting Standards Update No. 2011-03, Reconsideration of Effective Control for Repurchase Agreements, the portfolio now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the portfolio has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 202%. The portfolio also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by $0.02, the ratio of net investment income to average net assets by 0.14% and the ratio of expenses to average net assets by 0.02%.

55

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
High Yield Trust
SERIES I
06-30-2014[3]	6.09	0.20		0.15	0.35	—	—	—	—	6.44	5.75	[4]	0.77	[5]	0.77	[5]	6.37	[5]	123	42
12-31-2013	6.01	0.40		0.10	0.50	(0.42)	—	—	(0.42)	6.09	8.35		0.79		0.78		6.44		122	99
12-31-2012	5.46	0.44		0.58	1.02	(0.47)	—	—	(0.47)	6.01	18.99		0.77		0.77		7.39		75	80
12-31-2011	5.94	0.47		(0.42)	0.05	(0.53)	—	—	(0.53)	5.46	0.90		0.77		0.76		7.68		74	91	[6]
12-31-2010	8.17	0.70		0.38	1.08	(3.31)[7]	—	—	(3.31)	5.94	13.78		0.75		0.75		8.28		86	58	[6]
12-31-2009	5.89	0.81		2.35	3.16	(0.88)	—	—	(0.88)	8.17	54.51		0.75		0.75		11.16		88	93
SERIES II
06-30-2014[3]	6.19	0.20		0.15	0.35	—	—	—	—	6.54	5.65	[4]	0.97	[5]	0.97	[5]	6.17	[5]	114	42
12-31-2013	6.11	0.40		0.09	0.49	(0.41)	—	—	(0.41)	6.19	8.01		0.99		0.98		6.24		116	99
12-31-2012	5.54	0.43		0.60	1.03	(0.46)	—	—	(0.46)	6.11	18.87		0.97		0.97		7.20		82	80
12-31-2011	6.02	0.46		(0.42)	0.04	(0.52)	—	—	(0.52)	5.54	0.67		0.97		0.96		7.46		81	91	[6]
12-31-2010	8.24	0.68		0.39	1.07	(3.29)[7]	—	—	(3.29)	6.02	13.54		0.95		0.95		8.05		89	58	[6]
12-31-2009	5.93	0.81		2.36	3.17	(0.86)	—	—	(0.86)	8.24	54.36		0.95		0.95		10.92		100	93
SERIES NAV
06-30-2014[3]	6.02	0.20		0.15	0.35	—	—	—	—	6.37	5.81	[4]	0.72	[5]	0.72	[5]	6.42	[5]	96	42
12-31-2013	5.95	0.40		0.09	0.49	(0.42)	—	—	(0.42)	6.02	8.31		0.74		0.73		6.46		97	99
12-31-2012	5.41	0.44		0.57	1.01	(0.47)	—	—	(0.47)	5.95	19.06		0.72		0.72		7.44		100	80
12-31-2011	5.88	0.47		(0.41)	0.06	(0.53)	—	—	(0.53)	5.41	1.13		0.72		0.71		7.77		83	91	[6]
12-31-2010	8.12	0.73		0.35	1.08	(3.32)[7]	—	—	(3.32)	5.88	13.74		0.70		0.70		8.58		84	58	[6]
12-31-2009	5.86	0.81		2.33	3.14	(0.88)	—	—	(0.88)	8.12	54.50		0.70		0.70		11.23		1,698	93
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes merger activity. 7. The amount shown for net investment income per share does not correspond with distributions from net investment income due to the timing of sales and repurchase of shares throughout the period as compared to shares outstanding at distribution date.

Income Trust
SERIES NAV
06-30-2014[3]	11.92	0.28	[4]	0.89	1.17	—	—	—	—	13.09	9.82	[5]	0.85	[6]	0.84	[6]	4.51	[4,6]	472	11
12-31-2013	10.86	0.51		1.08	1.59	(0.53)	—	—	(0.53)	11.92	14.75		0.85		0.85		4.39		462	22
12-31-2012	10.18	0.60		0.73	1.33	(0.65)	—	—	(0.65)	10.86	13.23		0.86		0.85		5.56		414	24
12-31-2011	10.57	0.62		(0.34)	0.28	(0.67)	—	—	(0.67)	10.18	2.72		0.85		0.85		5.76		405	23
12-31-2010	10.09	0.64		0.62	1.26	(0.78)	—	—	(0.78)	10.57	12.71		0.85		0.85		6.17		464	37
12-31-2009	8.06	0.76		2.02	2.78	(0.75)	—	—	(0.75)	10.09	35.07		0.86		0.86		8.33		469	61
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Net investment income per share and the percentage of average net assets reflects special dividends received by the portfolio, which amounted to $0.03 and 0.23% (unannualized) for all Series, respectively. 5. Not annualized. 6. Annualized.

Investment Quality Bond Trust
SERIES I
06-30-2014[3]	11.41	0.16		0.37	0.53	—	—	—	—	11.94	4.65	[4]	0.69	[5]	0.69	[5]	2.80	[5]	202	55
12-31-2013	12.34	0.32		(0.55)	(0.23)	(0.47)	(0.23)	—	(0.70)	11.41	(1.93)		0.69		0.68		2.68		205	79
12-31-2012	11.71	0.32		0.57	0.89	(0.26)	—	—	(0.26)	12.34	7.59		0.68		0.68		2.66		220	77
12-31-2011	11.30	0.41		0.50	0.91	(0.50)	—	—	(0.50)	11.71	8.07		0.68		0.68		3.49		222	62
12-31-2010	11.09	0.50		0.32	0.82	(0.61)	—	—	(0.61)	11.30	7.45		0.69		0.69		4.33		207	30
12-31-2009	10.36	0.50		0.78	1.28	(0.55)	—	—	(0.55)	11.09	12.45		0.70		0.70		4.60		191	20
SERIES II
06-30-2014[3]	11.42	0.15		0.37	0.52	—	—	—	—	11.94	4.55	[4]	0.89	[5]	0.89	[5]	2.60	[5]	111	55
12-31-2013	12.35	0.30		(0.56)	(0.26)	(0.44)	(0.23)	—	(0.67)	11.42	(2.12)		0.89		0.88		2.48		116	79
12-31-2012	11.72	0.30		0.56	0.86	(0.23)	—	—	(0.23)	12.35	7.37		0.88		0.88		2.46		137	77
12-31-2011	11.31	0.39		0.49	0.88	(0.47)	—	—	(0.47)	11.72	7.85		0.88		0.88		3.32		140	62
12-31-2010	11.09	0.48		0.32	0.80	(0.58)	—	—	(0.58)	11.31	7.30		0.89		0.89		4.13		157	30
12-31-2009	10.37	0.48		0.76	1.24	(0.52)	—	—	(0.52)	11.09	12.09		0.90		0.90		4.40		163	20
SERIES NAV
06-30-2014[3]	11.37	0.16		0.38	0.54	—	—	—	—	11.91	4.75	[4]	0.64	[5]	0.64	[5]	2.85	[5]	19	55
12-31-2013	12.30	0.33		(0.56)	(0.23)	(0.47)	(0.23)	—	(0.70)	11.37	(1.88)		0.64		0.63		2.71		17	79
12-31-2012	11.67	0.33		0.56	0.89	(0.26)	—	—	(0.26)	12.30	7.66		0.63		0.63		2.69		26	77
12-31-2011	11.27	0.41		0.49	0.90	(0.50)	—	—	(0.50)	11.67	8.05		0.63		0.63		3.54		18	62
12-31-2010	11.06	0.52		0.31	0.83	(0.62)	—	—	(0.62)	11.27	7.53		0.64		0.64		4.50		17	30
12-31-2009	10.34	0.50		0.77	1.27	(0.55)	—	—	(0.55)	11.06	12.43		0.65		0.65		4.67		77	20
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Not annualized. 5. Annualized.

56

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period																		Ratios and supplemental data
		Income (loss) from investment operations					Less distributions										Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)		Total from investment oper- ations ($)		From net investment income ($)		From net realized gain ($)		From tax return of capital ($)	Total distri- butions ($)		Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Money Market Trust
SERIES I
06-30-2014[3]	1.00	—		—	[4]	—	[4]	—		—		—	—		1.00	0.00	[5]	0.56	[6]	0.16	[6]	—		1,933	—
12-31-2013	1.00	—		—	[4]	—	[4]	—		—	[4]	—	—	[4]	1.00	0.01		0.56		0.24		—		2,110	—
12-31-2012	1.00	—		—	[4]	—	[4]	—		—	[4]	—	—	[4]	1.00	0.01		0.55		0.30		—		2,599	—
12-31-2011	1.00	—		—	[4]	—	[4]	—		—	[4]	—	—	[4]	1.00	0.07		0.55		0.17		—		2,927	—
12-31-2010	1.00	—		—		—		—		—	[4]	—	—	[4]	1.00	—		0.55		0.29		—		2,889	—
12-31-2009[7]	1.00	—[4]		—		—[4]		—[4]		—		—	—[4]		1.00	0.20		0.57		0.53		0.19		3,383	—
SERIES II
06-30-2014[3]	1.00	—		—	[4]	—	[4]	—		—		—	—		1.00	0.00	[5]	0.76	[6]	0.16	[6]	—		368	—
12-31-2013	1.00	—		—	[4]	—	[4]	—		—	[4]	—	—	[4]	1.00	0.01		0.76		0.24		—		436	—
12-31-2012	1.00	—		—	[4]	—	[4]	—		—	[4]	—	—	[4]	1.00	0.01		0.75		0.30		—		701	—
12-31-2011	1.00	—		—	[4]	—	[4]	—		—	[4]	—	—	[4]	1.00	0.07		0.75		0.17		—		923	—
12-31-2010	1.00	—		—		—		—		—	[4]	—	—	[4]	1.00	—		0.75		0.29		—		886	—
12-31-2009[7]	1.00	—	[4]	—		—	[4]	—	[4]	—		—	—	[4]	1.00	0.08		0.77		0.66		0.07		1,221	—
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Less than $0.005 per share. 5. Not annualized. 6. Annualized. 7. Per share amounts have been restated to reflect a 10-1 share split effective 6-1-10.

Money Market Trust B
SERIES NAV
06-30-2014[3]	1.00	—		—	[6]	—	[6]	—		—		—	—		1.00	0.00	[4]	0.54	[5]	0.17	[5]	—		446	—
12-31-2013	1.00	—	[6]	—	[6]	—	[6]	—	[6]	—	[6]	—	—	[6]	1.00	0.01		0.54		0.23		0.01		481	—
12-31-2012	1.00	—	[6]	—	[6]	—	[6]	—	[6]	—	[6]	—	—	[6]	1.00	0.05		0.53		0.26		0.04		542	—
12-31-2011	1.00	—		—	[6]	—	[6]	—		—	[6]	—	—	[6]	1.00	0.08		0.52		0.19		—		608	—
12-31-2010	1.00	—	[6]	—		—	[6]	—	[6]	—		—	—	[6]	1.00	0.05		0.53		0.27		0.05		613	—
12-31-2009	1.00	—	[6]	—		—	[6]	—	[6]	—		—	—	[6]	1.00	0.48		0.54		0.29		0.46		662	—
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.

New Income Trust
SERIES NAV
06-30-2014[3]	12.90	0.16		0.39		0.55		—		—		—	—		13.45	4.26	[4]	0.65	[5]	0.63	[5]	2.50	[5]	1,756	30
12-31-2013	13.80	0.33		(0.62)		(0.29)		(0.43)		(0.18)		—	(0.61)		12.90	(2.12)		0.65		0.63		2.40		2,783	57
12-31-2012	13.55	0.36		0.43		0.79		(0.47)		(0.07)		—	(0.54)		13.80	5.91		0.65		0.63		2.60		2,853	77
12-31-2011	13.36	0.43		0.35		0.78		(0.56)		(0.03)		—	(0.59)		13.55	5.91		0.65		0.63		3.17		2,771	65
12-31-2010	12.83	0.43		0.46		0.89		(0.36)		—		—	(0.36)		13.36	6.96		0.68		0.66		3.19		2,979	87
12-31-2009	11.23	0.58		1.45		2.03		(0.43)		—		—	(0.43)		12.83	18.09		0.79		0.77		4.74		1,834	100
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Not annualized. 5. Annualized.

57

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations		Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Real Return Bond Trust
SERIES I
06-30-2014[3]	11.80	0.23	0.54	0.77	—	—	—	—	12.57	6.53	[4]	0.98	[5]	0.97	[5]	3.78	[5]	6	79
12-31-2013	13.36	0.25	(1.48)	(1.23)	(0.33)	—	—	(0.33)	11.80	(9.28)		0.99		0.98		1.97		7	70
12-31-2012[6]	12.49	0.35	0.75	1.10	(0.23)	—	—	(0.23)	13.36	8.86		0.98		0.98		2.67		10	53
12-31-2011	11.59	0.28	1.11	1.39	(0.49)	—	—	(0.49)	12.49	12.02		0.83		0.83		2.27		10	496
12-31-2010	11.98	0.18	0.85	1.03	(1.42)	—	—	(1.42)	11.59	8.83		0.81		0.81		1.46		10	614
12-31-2009	11.66	0.32	1.80	2.12	(1.08)	(0.72)	—	(1.80)	11.98	19.47		0.77		0.77		2.66		8	572
SERIES II
06-30-2014[3]	11.64	0.21	0.53	0.74	—	—	—	—	12.38	6.36	[4]	1.18	[5]	1.17	[5]	3.58	[5]	42	79
12-31-2013	13.20	0.20	(1.43)	(1.23)	(0.33)	—	—	(0.33)	11.64	(9.42)		1.19		1.18		1.61		46	70
12-31-2012[6]	12.35	0.32	0.74	1.06	(0.21)	—	—	(0.21)	13.20	8.58		1.18		1.18		2.47		73	53
12-31-2011	11.46	0.25	1.10	1.35	(0.46)	—	—	(0.46)	12.35	11.86		1.03		1.03		2.10		78	496
12-31-2010	11.85	0.16	0.84	1.00	(1.39)	—	—	(1.39)	11.46	8.67		1.01		1.01		1.29		86	614
12-31-2009	11.55	0.29	1.78	2.07	(1.05)	(0.72)	—	(1.77)	11.85	19.22		0.97		0.97		2.44		95	572
SERIES NAV
06-30-2014[3]	11.64	0.23	0.53	0.76	—	—	—	—	12.40	6.53	[4]	0.93	[5]	0.92	[5]	3.86	[5]	44	79
12-31-2013	13.18	0.25	(1.46)	(1.21)	(0.33)	—	—	(0.33)	11.64	(9.25)		0.94		0.93		2.01		41	70
12-31-2012[6]	12.33	0.35	0.74	1.09	(0.24)	—	—	(0.24)	13.18	8.86		0.93		0.93		2.73		52	53
12-31-2011	11.44	0.28	1.10	1.38	(0.49)	—	—	(0.49)	12.33	12.15		0.78		0.78		2.34		41	496
12-31-2010	11.85	0.20	0.82	1.02	(1.43)	—	—	(1.43)	11.44	8.81		0.76		0.76		1.54		30	614
12-31-2009	11.55	0.32	1.78	2.10	(1.08)	(0.72)	—	(1.80)	11.85	19.54		0.72		0.72		2.72		295	572
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Not annualized. 5. Annualized. 6. In accordance with Accounting Standards Update No. 2011-03, Reconsideration of Effective Control for Repurchase Agreements, the portfolio now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the portfolio has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 856%. The portfolio also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by $0.18, the ratio of net investment income to average net assets by 1.36% and the ratio of expenses to average net assets by 0.13%.

Short Term Government Income Trust
SERIES I
06-30-2014[3]	12.50	0.13	(0.02)	0.11	—	—	—	—	12.61	0.88	[4]	0.66	[5]	0.65	[5]	2.13	[5]	58	28
12-31-2013	12.87	0.08	(0.19)	(0.11)	(0.26)	—	—	(0.26)	12.50	(0.86)		0.65		0.65		0.62		63	55
12-31-2012	12.93	0.14	0.02	0.16	(0.22)	—	—	(0.22)	12.87	1.21		0.65		0.65		1.10		76	71
12-31-2011	12.92	0.16	0.20	0.36	(0.32)	(0.03)	—	(0.35)	12.93	2.77		0.65		0.65		1.22		89	88
12-31-2010[6]	12.88	0.09	0.15	0.24	(0.20)	—	—	(0.20)	12.92	1.86[4]		0.66[5]		0.66[5]		1.00[5]		106	130[7,8]
SERIES II
06-30-2014[3]	12.51	0.12	(0.02)	0.10	—	—	—	—	12.61	0.80	[4]	0.86	[5]	0.85	[5]	1.93	[5]	45	28
12-31-2013	12.88	0.05	(0.19)	(0.14)	(0.23)	—	—	(0.23)	12.51	(1.06)		0.85		0.85		0.43		49	55
12-31-2012	12.94	0.12	0.01	0.13	(0.19)	—	—	(0.19)	12.88	1.01		0.85		0.85		0.90		61	71
12-31-2011	12.93	0.13	0.20	0.33	(0.29)	(0.03)	—	(0.32)	12.94	2.56		0.85		0.85		1.02		77	88
12-31-2010[6]	12.88	0.07	0.15	0.22	(0.17)	—	—	(0.17)	12.93	1.74[4]		0.86[5]		0.86[5]		0.80[5]		86	130[7,8]
SERIES NAV
06-30-2014[3]	12.50	0.14	(0.02)	0.12	—	—	—	—	12.62	0.96	[4]	0.61	[5]	0.60	[5]	2.18	[5]	294	28
12-31-2013	12.86	0.09	(0.18)	(0.09)	(0.27)	—	—	(0.27)	12.50	(0.74)		0.60		0.60		0.67		311	55
12-31-2012	12.93	0.15	— [9]	0.15	(0.22)	—	—	(0.22)	12.86	1.18		0.60		0.60		1.14		417	71
12-31-2011	12.92	0.17	0.19	0.36	(0.32)	(0.03)	—	(0.35)	12.93	2.82		0.60		0.60		1.27		390	88
12-31-2010	12.71	0.18	0.23	0.41	(0.20)	—	—	(0.20)	12.92	3.28		0.64	[10]	0.63		1.39		413	130	[7]
12-31-2009[11]	12.50	0.16	0.09	0.25	(0.04)	—	—	(0.04)	12.71	1.96		0.76		0.73		1.25		160	114
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Series I and Series II shares is 4-30-10. 7. Excludes merger activity. 8. Portfolio turnover is shown for the period from 1-1-10 to 12-31-10. 9. Less than $0.005 per share. 10. Includes the impact of expense recapture which amounted to less than 0.005% of average net assets. 11. Period from 1-2-09 (commencement of operations) to 12-31-09.

58

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations		Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Strategic Income Opportunities Trust
SERIES I
06-30-2014[3]	13.17	0.33	0.23	0.56	—	—	—	—	13.73	4.25	[4]	0.76	[5]	0.75	[5]	4.95	[5]	406	44
12-31-2013	13.44	0.65	(0.15)	0.50	(0.77)	—	—	(0.77)	13.17	3.74		0.78		0.78		4.75		380	45
12-31-2012	12.75	0.80	0.82	1.62	(0.93)	—	—	(0.93)	13.44	12.86		0.79		0.79		5.91		359	44
12-31-2011	14.00	0.97	(0.70)	0.27	(1.52)	—	—	(1.52)	12.75	2.02		0.78		0.78		6.87		318	50
12-31-2010	13.31	1.16	0.92	2.08	(1.39)	—	—	(1.39)	14.00	15.89		0.82		0.82		8.25		307	68	[6]
12-31-2009	11.20	0.95	1.97	2.92	(0.81)	—	—	(0.81)	13.31	26.66		0.85[7]		0.85[7]		7.67[7]		28	87
SERIES II
06-30-2014[3]	13.20	0.32	0.23	0.55	—	—	—	—	13.75	4.17	[4]	0.96	[5]	0.95	[5]	4.74	[5]	61	44
12-31-2013	13.47	0.63	(0.16)	0.47	(0.74)	—	—	(0.74)	13.20	3.53		0.98		0.98		4.56		65	45
12-31-2012	12.78	0.77	0.82	1.59	(0.90)	—	—	(0.90)	13.47	12.61		0.99		0.99		5.72		73	44
12-31-2011	14.02	0.94	(0.69)	0.25	(1.49)	—	—	(1.49)	12.78	1.89		0.98		0.98		6.67		75	50
12-31-2010	13.33	1.16	0.89	2.05	(1.36)	—	—	(1.36)	14.02	15.61		1.02		1.02		8.01		91	68	[6]
12-31-2009	11.22	0.92	1.98	2.90	(0.79)	—	—	(0.79)	13.33	26.34		1.05[7]		1.05[7]		7.43[7]		14	87
SERIES NAV
06-30-2014[3]	13.13	0.33	0.24	0.57	—	—	—	—	13.70	4.34	[4]	0.71	[5]	0.70	[5]	5.00	[5]	49	44
12-31-2013	13.41	0.65	(0.15)	0.50	(0.78)	—	—	(0.78)	13.13	3.72		0.73		0.73		4.79		51	45
12-31-2012	12.72	0.80	0.82	1.62	(0.93)	—	—	(0.93)	13.41	12.95		0.74		0.74		5.95		33	44
12-31-2011	13.97	0.97	(0.69)	0.28	(1.53)	—	—	(1.53)	12.72	2.08		0.73		0.73		6.91		26	50
12-31-2010	13.29	1.18	0.90	2.08	(1.40)	—	—	(1.40)	13.97	15.90		0.77		0.77		8.36		23	68	[6]
12-31-2009	11.18	0.94	1.99	2.93	(0.82)	—	—	(0.82)	13.29	26.77		0.80	[7]	0.80	[7]	7.64	[7]	504	87
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes merger activity. 7. Tax expense was 0.04% of average net assets for Series I, Series II and Series NAV. This expense decreased the net investment income (loss) by less than $0.01 for Series I and by $0.01 for Series II and Series NAV and the net investment income (loss) ratio by 0.04%.

Total Bond Market Trust B
SERIES I
06-30-2014[3]	10.09	0.14	0.26	0.40	—	—	—	—	10.49	3.96	[4]	0.56	[5]	0.30	[5]	2.83	[5]	115	73
12-31-2013	10.71	0.27	(0.53)	(0.26)	(0.36)	—	—	(0.36)	10.09	(2.49)		0.54		0.30		2.55		106	62
12-31-2012[6]	10.82	0.01	(0.02)	(0.01)	(0.10)	—	—	(0.10)	10.71	(0.14)[4]		0.56[5]		0.30[5]		0.62[5]		127	29[7,8]
SERIES II
06-30-2014[3]	10.10	0.13	0.27	0.40	—	—	—	—	10.50	3.96	[4]	0.76	[5]	0.50	[5]	2.63	[5]	66	73
12-31-2013	10.73	0.25	(0.54)	(0.29)	(0.34)	—	—	(0.34)	10.10	(2.77)		0.74		0.50		2.33		79	62
12-31-2012[6]	10.82	0.01	(0.02)	(0.01)	(0.08)	—	—	(0.08)	10.73	(0.11)[4]		0.76[5]		0.50[5]		0.42[5]		145	29[7,8]
SERIES NAV
06-30-2014[3]	10.09	0.15	0.25	0.40	—	—	—	—	10.49	3.96	[4]	0.51	[5]	0.25	[5]	2.88	[5]	289	73
12-31-2013	10.71	0.27	(0.53)	(0.26)	(0.36)	—	—	(0.36)	10.09	(2.44)		0.49		0.25		2.60		286	62
12-31-2012	10.46	0.34	0.09	0.43	(0.18)	—	—	(0.18)	10.71	4.08		0.52		0.25		3.16		297	29	[7]
12-31-2011	10.15	0.40	0.37	0.77	(0.46)	—	—	(0.46)	10.46	7.60		0.53		0.25		3.87		162	21
12-31-2010	9.97	0.41	0.24	0.65	(0.47)	—	—	(0.47)	10.15	6.50		0.52		0.25		3.97		165	26
12-31-2009	9.87	0.47	0.15	0.62	(0.52)	—	—	(0.52)	9.97	6.29		0.52		0.25		4.64		158	29
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Series I and Series II shares is 11-5-12. 7. Excludes merger activity. 8. Portfolio turnover is shown for the period from 1-1-12 to 12-31-12.

59

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations		Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Total Return Trust
SERIES I
06-30-2014[3]	13.60	0.11	0.37	0.48	—	—	—	—	14.08	3.53 [4]	0.77	[5]	0.74	[5]	1.61	[5]	169	44
12-31-2013	14.69	0.19	(0.48)	(0.29)	(0.46)	(0.34)	—	(0.80)	13.60	(2.03)	0.78		0.76		1.28		177	162
12-31-2012[6]	13.81	0.30	0.87	1.17	(0.29)	—	—	(0.29)	14.69	8.49	0.78		0.78		2.04		242	144
12-31-2011	14.46	0.28	0.27	0.55	(0.63)	(0.57)	—	(1.20)	13.81	3.84	0.78		0.78		1.97		284	280
12-31-2010	13.99	0.28	0.79	1.07	(0.35)	(0.25)	—	(0.60)	14.46	7.72	0.77		0.77		1.94		329	545
12-31-2009	13.47	0.49	1.25	1.74	(0.56)	(0.66)	—	(1.22)	13.99	13.59	0.77		0.77		3.52		348	244
SERIES II
06-30-2014[3]	13.59	0.10	0.37	0.47	—	—	—	—	14.06	3.46 [4]	0.97	[5]	0.94	[5]	1.41	[5]	178	44
12-31-2013	14.68	0.16	(0.48)	(0.32)	(0.43)	(0.34)	—	(0.77)	13.59	(2.23)	0.98		0.96		1.09		196	162
12-31-2012[6]	13.80	0.26	0.88	1.14	(0.26)	—	—	(0.26)	14.68	8.28	0.98		0.98		1.84		279	144
12-31-2011	14.44	0.25	0.28	0.53	(0.60)	(0.57)	—	(1.17)	13.80	3.71	0.98		0.98		1.76		291	280
12-31-2010	13.97	0.25	0.79	1.04	(0.32)	(0.25)	—	(0.57)	14.44	7.48	0.97		0.97		1.74		345	545
12-31-2009	13.46	0.45	1.25	1.70	(0.53)	(0.66)	—	(1.19)	13.97	13.28	0.97		0.97		3.30		344	244
SERIES NAV
06-30-2014[3]	13.55	0.11	0.37	0.48	—	—	—	—	14.03	3.54 [4]	0.72	[5]	0.69	[5]	1.64	[5]	2,072	44
12-31-2013	14.64	0.19	(0.47)	(0.28)	(0.47)	(0.34)	—	(0.81)	13.55	(1.99)	0.73		0.71		1.33		2,834	162
12-31-2012[6]	13.76	0.30	0.88	1.18	(0.30)	—	—	(0.30)	14.64	8.57	0.73		0.73		2.09		2,951	144
12-31-2011	14.41	0.29	0.27	0.56	(0.64)	(0.57)	—	(1.21)	13.76	3.90	0.73		0.73		2.01		2,845	280
12-31-2010	13.94	0.29	0.79	1.08	(0.36)	(0.25)	—	(0.61)	14.41	7.81	0.72		0.72		1.99		3,032	545
12-31-2009	13.43	0.48	1.26	1.74	(0.57)	(0.66)	—	(1.23)	13.94	13.62	0.72		0.72		3.47		2,582	244
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Not annualized. 5. Annualized. 6. In accordance with Accounting Standards Update No. 2011-03, Reconsideration of Effective Control for Repurchase Agreements, the portfolio now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the portfolio has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 262%. The portfolio also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by $0.01, the ratio of net investment income to average net assets by 0.04% and the ratio of expenses to average net assets by less than 0.005%.

Ultra Short Term Bond Trust
SERIES I
06-30-2014[3]	11.98	— [4]	0.01	0.01	—	—	—	—	11.99	0.08 [5]	0.66	[6]	0.65	[6]	0.06	[6]	12	27
12-31-2013	12.13	0.02	(0.03)	(0.01)	(0.14)	—	—	(0.14)	11.98	(0.07)	0.67		0.67		0.15		11	135
12-31-2012	12.20	0.04	0.03	0.07	(0.14)	—	—	(0.14)	12.13	0.54	0.70		0.69		0.34		8	196
12-31-2011	12.36	0.06	(0.05)	0.01	(0.17)	—	—	(0.17)	12.20	0.12	0.72	[7]	0.72		0.49		3	171
12-31-2010[8]	12.50	0.03	(0.05)	(0.02)	(0.12)	—	—	(0.12)	12.36	(0.16)[5]	0.88[6]		0.75[6]		0.60[6]		2	56
SERIES II
06-30-2014[3]	11.98	(0.01)	0.01	— [4]	—	—	—	—	11.98	0.00 [5]	0.86	[6]	0.85	[6]	(0.14)[6]		207	27
12-31-2013	12.13	(0.01)	(0.02)	(0.03)	(0.12)	—	—	(0.12)	11.98	(0.27)	0.87		0.87		(0.08)		202	135
12-31-2012	12.20	0.02	0.03	0.05	(0.12)	—	—	(0.12)	12.13	0.37	0.90		0.89		0.15		127	196
12-31-2011	12.36	0.04	(0.05)	(0.01)	(0.15)	—	—	(0.15)	12.20	(0.08)	0.92	[7]	0.92		0.29		131	171
12-31-2010[8]	12.50	0.02	(0.05)	(0.03)	(0.11)	—	—	(0.11)	12.36	(0.24)[5]	1.08[6]		0.95[6]		0.44[6]		59	56
SERIES NAV
06-30-2014[3]	11.98	0.01	0.01	0.02	—	—	—	—	12.00	0.17 [5]	0.61	[6]	0.60	[6]	0.11	[6]	9	27
12-31-2013	12.13	0.02	(0.02)	— [4]	(0.15)	—	—	(0.15)	11.98	(0.02)	0.62		0.62		0.17		9	135
12-31-2012	12.19	0.05	0.03	0.08	(0.14)	—	—	(0.14)	12.13	0.66	0.65		0.64		0.39		4	196
12-31-2011	12.36	0.06	(0.05)	0.01	(0.18)	—	—	(0.18)	12.19	0.09	0.67	[7]	0.67		0.53		3	171
12-31-2010[8]	12.50	0.03	(0.05)	(0.02)	(0.12)	—	—	(0.12)	12.36	(0.13)[5]	0.83	[6]	0.70	[6]	0.63	[6]	1	56
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-14. Unaudited. 4. Less than $0.005 per share. 5. Not annualized. 6. Annualized. 7. Includes the impact of expense recapture which amounted to 0.03% of average net assets. 8. Period from 7-29-10 (commencement of operations) to 12-31-10.

60

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Notes to financial statements (unaudited)

1.  ORGANIZATION John Hancock Variable Insurance Trust (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (the portfolios), seventeen of which are presented in this report.

The portfolios may offer multiple classes of shares: Series I, Series II, Series III and Series NAV. The shares currently offered by the Trust are detailed in the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Investment Management Services, LLC (the Advisor) and Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.

2.  SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP, and there have been no changes to this qualification during the periods presented in the financial statements.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation.  Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the portfolios use the following valuation techniques: Equity securities held by the portfolios are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the portfolios in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the portfolios’ Pricing Committee, following procedures established by the Board of Trustees. The portfolios use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolio’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the summary portfolio of investments as of June 30, 2014 by major security category or type:

	Total Market Value at 6-30-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Active Bond Trust
U.S. Government & Agency Obligations	$206,228,625	—	$206,228,625	—
Foreign Government Obligations	6,325,827	—	6,325,827	—
Corporate Bonds	379,410,420	—	379,308,164	$102,256
Capital Preferred Securities	12,775,751	—	12,775,751	—
Convertible Bonds	227,925	—	227,925	—
Term Loans	3,074,379	—	3,074,379	—
Municipal Bonds	2,716,379	—	2,716,379	—
Collateralized Mortgage Obligations	183,520,448	—	182,723,627	796,821
Asset Backed Securities	44,592,553	—	44,220,338	372,215
Common Stocks	949	—	949	—
Preferred Securities	5,959,051	$4,154,420	1,804,029	602
Securities Lending Collateral	1,362,626	1,362,626	—	—
Short-Term Investments	20,499,008	14,169,008	6,330,000	—
Total Investments in Securities	$866,693,941	$19,686,054	$845,735,993	$1,271,894

61

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Bond Trust
U.S. Government & Agency Obligations	$140,285,289	—	$140,285,289	—
Foreign Government Obligations	407,659,697	—	407,659,697	—
Corporate Bonds	156,743,441	—	156,743,441	—
Term Loans	597,600	—	597,600	—
Municipal Bonds	318,958	—	318,958	—
Collateralized Mortgage Obligations	102,476,142	—	102,476,142	—
Asset Backed Securities	11,825,014	—	11,825,014	—
Common Stocks	77,882	$77,882	—	—
Preferred Securities	239,414	239,414	—	—
Escrow Shares	2,096,500	—	2,096,500	—
Purchased Options	662,660	—	662,660	—
Certificate of Deposit	20,038,788	—	20,038,788	—
Short-Term Investments	63,727,534	—	63,727,534	—
Total Investments in Securities	$906,748,919	$317,296	$906,431,623	—
Sale Commitments Outstanding	($108,426,132)	—	($108,426,132)	—
Other Financial Instruments:
Futures	$1,219,338	$1,219,338	—	—
Forward Foreign Currency Contracts	($2,443,854)	—	($2,443,854)	—
Written Options	($2,759,523)	—	($2,759,523)
Interest Rate Swaps	($4,277,147)	—	($4,277,147)	—
Credit Default Swaps	($203,442)	—	($203,442)	—

High Yield Trust
Foreign Government Obligations	$3,577,061	—	$3,577,061	—
Corporate Bonds	294,965,306	—	293,413,952	$1,551,354
Capital Preferred Securities	2,470,800	—	2,470,800	—
Convertible Bonds	621,251	—	91,190	530,061
Municipal Bonds	404,805	—	404,805	—
Term Loans	12,297,863	—	12,297,863	—
Common Stocks	8,621,380	$4,063,272	19,710	4,538,398
Preferred Securities	6,017,082	3,413,744	2,603,338	—
Escrow Certificates	42,525	—	42,525	—
Warrants	45,018	—	45,018	—
Securities Lending Collateral	7,065,606	7,065,606	—	—
Short-Term Investments	3,008,430	2,888,294	120,136	—
Total Investments in Securities	$339,137,127	$17,430,916	$315,086,398	$6,619,813
Other Financial Instruments:
Futures	($8,428)	($8,428)	—	—
Forward Foreign Currency Contracts	$95,912	—	$95,912	—
Credit Default Swaps	($1,016,397)	—	($1,016,397)	—

Income Trust
Corporate Bonds	$146,885,283	—	$146,885,283	—
Convertible Bonds	9,883,656	—	9,883,656	—
Term Loans	9,332,059	—	9,332,059	—
Common Stocks	262,585,845	$242,823,277	18,535,991	$1,226,577
Preferred Securities	26,708,125	20,151,274	5,336,969	1,219,882
Warrants	48,906	48,906	—	—
Escrow Certificates	850	—	—	850
Equity Linked Securities	5,022,750	—	5,022,750	—
Securities Lending Collateral	14,804,863	14,804,863	—	—
Short-Term Investments	4,000,000	—	4,000,000	—
Total Investments in Securities	$479,272,337	$277,828,320	$198,996,708	$2,447,309

Real Return Bond Trust
U.S. Government & Agency Obligations	$89,489,897	—	$89,489,897	—
Foreign Government Obligations	11,238,678	—	11,238,678	—
Corporate Bonds	11,099,873	—	11,099,873	—
Collateralized Mortgage Obligations	5,556,836	—	5,556,836	—
Asset Backed Securities	2,564,953	—	2,564,953	—
Common Stocks	6,780	$6,780	—	—
Purchased Options	2,401	445	1,956	—
Short-Term Investments	48,164,803	—	48,164,803	—
Total Investments in Securities	$168,124,221	$7,225	$168,116,996	—
Other Financial Instruments:
Futures	($7,209)	($7,209)	—	—
Forward Foreign Currency Contracts	($72,249)	—	($72,249)	—
Written Options	($9,148)	—	($9,148)	—
Interest Rate Swaps	($812,121)	—	($812,121)	—
Credit Default Swaps	$8,467	—	$8,467	—
Inflation Swaps	($62,939)	—	($62,939)	—

62

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Strategic Income Opportunities Trust
Foreign Government Obligations	$116,114,346	—	$116,114,346	—
Corporate Bonds	210,660,908	—	210,660,908	—
Capital Preferred Securities	8,051,465	—	8,051,465	—
Convertible Bonds	7,393,981	—	7,393,981	—
Term Loans	63,000,394	—	63,000,394	—
Collateralized Mortgage Obligations	29,357,902	—	29,003,760	$354,142
Asset Backed Securities	5,009,245	—	5,009,245	—
Common Stocks	13,790,053	$13,790,053	—	—
Preferred Securities	43,582,710	39,418,815	4,163,895	—
Escrow Certificates	12,381	—	—	12,381
Purchased Options	245,244	—	245,244	—
Short-Term Investments	10,814,440	—	10,814,440	—
Total Investments in Securities	$508,033,069	$53,208,868	$454,457,678	$366,523
Other Financial Instruments:
Futures	($149,625)	($149,625)	—	—
Forward Foreign Currency Contracts	($3,956,783)	—	($3,956,783)	—

Total Return Trust
U.S. Government & Agency Obligations	$1,139,947,392	—	$1,139,947,392	—
Foreign Government Obligations	497,296,621	—	497,296,621	—
Corporate Bonds	644,386,982	—	644,386,982	—
Capital Preferred Securities	5,011,375	—	5,011,375	—
Municipal Bonds	121,251,106	—	121,251,106	—
Term Loans	2,813,671	—	2,813,671	—
Collateralized Mortgage Obligations	171,319,959	—	171,319,959	—
Asset Backed Securities	69,989,205	—	69,989,205	—
Common Stocks	170	$170	—	—
Preferred Securities	25,308,265	17,967,200	7,341,065	—
Short-Term Investments	76,425,262	—	76,425,262	—
Total Investments in Securities	$2,753,750,008	$17,967,370	$2,735,782,638	—
Other Financial Instruments:
Futures	$1,626,576	$1,626,576	—	—
Forward Foreign Currency Contracts	($3,322,124)	—	($3,322,124)	—
Written Options	($382,468)	—	($382,468)	—
Interest Rate Swaps	$21,212,718	—	$21,212,718	—
Credit Default Swaps	$995,279	—	$995,279	—

As of June 30, 2014, all investments for Bond PS Series, Money Market Trust, Money Market Trust B and Ultra Short Term Bond Trust are categorized as Level 2 under the hierarchy described above.

All investments for Bond Trust are categorized as Level 2 under the hierarchy described above, except for preferred securities and securities lending collateral which are categorized as Level 1.

All investments for Investment Quality Bond Trust are categorized as Level 2 under the hierarchy described above, except for preferred securities, securities lending collateral and futures which are categorized as Level 1.

All investments for Core Bond Trust and Total Bond Market Index Trust B are categorized as Level 2 under the hierarchy described above, except for securities lending collateral and money market funds which are categorized as Level 1.

All investments for Short Term Government Income Trust are categorized as Level 2 under the hierarchy described above, except for futures which are categorized as Level 1.

All investments for New Income Trust are categorized as Level 2 under the hierarchy described above, except for money market funds and futures which are categorized as Level 1.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.

High Yield Trust
	Corporate Bonds	Convertible Bonds	Common Stocks	Total
Balance as of 12-31-13	$710,862	—	$3,571,785	$4,282,647
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	47,092	($114,939)	69,623	1,776
Purchases	193,400	645,000	896,990	1,735,390
Sales	—	—	—	—
Transfers into Level 3	600,000	—	—	600,000
Transfers out of Level 3	—	—	—	—
Balance as of 6-30-14	$1,551,354	$530,061	$4,538,398	$6,619,813
Change in unrealized at period end*	$41,139	($114,939)	$69,623	($4,177)

*	Change in unrealized appreciation (depreciation) attributable to level 3 securities held at the period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statements of operations.

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SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the High Yield Trust’s Level 3 securities are outlined in the table below:

	Fair Value at 6-30-14	Valuation Technique	Unobservable Inputs	Input/Range
Corporate Bonds	$1,551,354	Market Approach	Yield spread	440bps – 756bps (weighted average 614bps)

Convertible Bonds	$530,061	Market Approach	Aged transactions	$82.18

Common Stocks	$3,823,538	Market Approach	EV/EBITDA multiple Discount for lack of marketability	6.36x – 7.71x (weighted average 7.27x) 10%

	$628,130	Market Approach	EV/EBITDA multiple Discount for lack of marketability	10.05x 20%

	$86,730	Market Approach	Aged transactions	$2.00

	$4,538,398
Total	$6,619,813

Increases/decreases in enterprise values or earnings before interest, taxes, depreciation and amortization (“EV/EBITDA”) multiples, aged transactions, and yield spread may result in increases/decreases in security valuation. Increases/decreases in discounts for lack of marketability may result in decreases/increases in security valuation.

Repurchase agreements.  The portfolios may enter into repurchase agreements. When a portfolio enters into a repurchase agreement, it receives collateral that is held in a segregated account by the portfolio’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the portfolios. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by a portfolio for repurchase agreements is disclosed in the Portfolio of Investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

When-issued/delayed-delivery securities.  The portfolios may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time a portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the portfolio’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the portfolio until settlement takes place. At the time that the portfolio enters into this type of transaction, the portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date. As a result, the Total Return Trust has received the following amount of cash collateral for certain counterparties to these transactions which is recorded as a Payable for collateral held by the portfolio:

Portfolio	Counterparty	Collateral Received
Total Return Trust	Citigroup Global Markets, Inc.	$163,426
	Credit Suisse Securities (USA) LLC	290,000
	Goldman Sachs & Co.	770,000
	Morgan Stanley & Co. LLC.	1,325,000
	Total	$2,548,426

Sale-Buybacks.  Certain portfolios may enter into financing transactions referred to as sale-buybacks and are governed by the terms of the MRA. A sale-buyback transaction consists of a sale of a security by a portfolio to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon repurchase value of the securities to be repurchased by the portfolio are reflected as a liability on the Statements of assets and liabilities. The portfolio will recognize income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of the foregone interest and inflationary income adjustments, if any, the portfolio would have otherwise received had the security not been sold along with negotiated financing terms. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of operations. Interest payments based upon negotiated financing terms made by the portfolio to counterparties are recorded as a component of interest expense on the Statements of operations. In periods of increased demand for the security, the portfolio may receive a fee for use of the security by the counterparty, which may result in income to the portfolio. The average borrowings by the portfolio and the weighted average interest rate for the six months ended June 30, 2014 and the exposure to the counterparties at June 30, 2014 were as follows:

Portfolio	Average Borrowing	Weighted Average Interest Rate
Global Bond Trust	$13,324,859	0.149%
Real Return Bond Trust	77,767,377	0.058%
Total Return Trust	180,110,863	(0.009%)

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Portfolio	Counterparty	Payable for Funds Borrowed	Market Value of Securities	Net Exposure
Global Bond Trust
	BNP Paribas SA	($5,953,643)	$5,966,103	$12,460
Real Return Trust
	Barclays Capital, Inc.	($31,344,973)	$31,935,070	$590,097
	BONY/Toronto Dominion Securities, Inc.	(607,823)	602,954	(4,869)
	BNP Paribas Securities Corp.	(43,759,599)	44,184,748	425,149
	Total	($75,712,395)	$76,722,772	$1,010,377

Term loans (Floating rate loans).  Certain portfolios may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A portfolio’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A portfolio’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the portfolio’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. A portfolio may have limited rights to enforce the terms of an underlying loan.

At June 30, 2014, the Strategic Income Opportunities Trust had $2,073,872 in unfunded loan commitments outstanding.

Security transactions and related investment income.  Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Foreign taxes are provided for based on the portfolio’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

For Money Market Trust and Money Market Trust B, investment security transactions are recorded as of the date of purchase, sale or maturity.

Inflation-indexed bonds.  Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Payment-in-kind bonds.  The portfolios may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The portfolio accrues income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the portfolio may need to sell other investments to make distributions.

Securities lending.  The portfolios may lend their securities to earn additional income. They receive cash collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios will invest their collateral in JHCIT, an affiliate of the portfolios, which has a floating net asset value and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the respective portfolio for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The portfolios may receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the portfolios is shown on the Statements of assets and liabilities as Payable upon return of securities loaned.

Foreign currency translation.  Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Portfolios that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes.  The portfolios may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the portfolios invest. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

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SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Stripped securities.  Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover their initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that a portfolio may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Line of credit.  The portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the portfolios and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating portfolio on a pro rata basis and is reflected in other expenses on the Statements of operations. Commitment fees for the six months ended June 30, 2014 were as follows:

Portfolio	Amount
Active Bond Trust	$416
Bond Trust	1,741
Bond PS Series	279
Core Bond Trust	555
Global Bond Trust	400
High Yield Trust	292
Income Trust	315
Investment Quality Bond Trust	295
Money Market Trust	747

Portfolio	Amount
Money Market Trust B	$323
New Income Trust	761
Real Return Bond Trust	250
Short Term Government Income Trust	318
Strategic Income Opportunities Trust	325
Total Bond Market B Trust	323
Total Return Trust	850
Ultra Short Term Bond Trust	273

For six months ended June 30, 2014, the portfolios had no borrowings under the line of credit.

Expenses.  Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations.  Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes.  The portfolios intend to continue to qualify as regulated investment companies by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of December 31, 2013, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. Availability of a certain amount of the loss carryforwards, which were acquired in mergers, may be limited in a given year. The following table details the capital loss carryforwards available as of December 31, 2013:

						No Expiration Date
Portfolio	2014	2015	2016	2017	2018	Short Term	Long Term
Active Bond Trust	—	—	—	—	—	$7,745,649	—
Bond Trust	—	—	—	—	—	118,467,108	$12,467,508
Bond PS Series	—	—	—	—	—	3,861,503	436,081
Core Bond Trust	—	—	—	—	—	22,544,700	—
Global Bond Trust	—	—	—	$18,956,039	—	11,197,173	1,519,672
High Yield Trust	$6,065,748	$10,696,343	$88,168,936	255,192,811	—	3,814,731	25,750,274
Income Trust	—	—	20,855,494	30,421,084	$7,902,499	93,363	3,566,283
New Income Trust	—	—	—	—	—	4,450,113	—
Real Return Bond Trust	—	—	—	33,766,349	3,252,860	653,581	—
Short Term Government Income Trust	841,336	1,762,463	6,266,872	49,933,390	—	4,173,410	4,016,397
Strategic Income Opportunities Trust	1,057,597	—	46,766,193	29,809,523	—	—	—
Total Bond Market Trust B	217,303	257,971	612,440	886,914	—	4,453,216	—
Total Return Trust	—	—	—	—	—	59,598,262	—
Ultra Short Term Bond Trust	—	—	—	—	59,426	2,133,102	2,669,169

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SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

As of December 31, 2013, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on June 30, 2014, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Active Bond Trust	$829,214,375	$55,052,749	($17,573,183)	$37,479,566
Bond Trust	10,111,743,028	179,401,790	(57,225,476)	122,176,314
Bond PS Series	190,686,740	2,311,635	(460,397)	1,851,238
Core Bond Trust	1,066,308,967	12,735,406	(2,741,462)	9,993,944
Global Bond Trust	880,080,840	37,005,195	(10,337,116)	26,668,079
High Yield Trust	336,879,738	13,635,730	(11,378,341)	2,257,389
Income Trust	411,634,449	92,981,450	(25,343,562)	67,637,888
Investment Quality Bond Trust	407,577,534	10,476,030	(881,277)	9,594,753
Money Market Trust	2,309,568,258	—	—	—
Money Market Trust B	444,250,881	—	—	—
New Income Trust	1,707,071,704	54,267,856	(10,705,346)	43,562,510
Real Return Bond Trust	170,837,679	—	(2,713,458)	(2,713,458)
Short Term Government Income Trust	399,372,910	1,647,053	(4,789,812)	(3,142,759)
Strategic Income Opportunities Trust	486,346,042	31,158,229	(9,471,202)	21,687,027
Total Bond Market Trust B	451,294,169	24,442,873	(2,343,391)	22,099,482
Total Return Trust	2,694,385,621	75,361,662	(15,997,275)	59,364,387
Ultra Short Term Bond Trust	230,831,554	82,136	(2,382,451)	(2,300,315)

Distribution of income and gains.  Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, at least annually with the exception of Money Market Trust and Money Market Trust B. Money Market Trust and Money Market Trust B will declare and pay dividends daily from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, litigation proceeds, foreign currency transactions, expiration of capital loss carryforwards, derivative transactions, amortization and accretion on debt securities, net operating losses, passive foreign investment companies, contingent payment debt instruments and wash sales loss deferrals.

Statement of cash flows.  Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the portfolio’s Statements of assets and liabilities and represents the cash on hand at the portfolio’s custodian and does not include any short-term investments.

Money market amendments.  In July 2014, the Securities Exchange Commissions voted to amend Rule 2a-7 of the 1940 Act. The amendment creates new requirements for the operation of registered money market funds. The effective date of processing the amendment ranges from 9 months to 2 years from the date of publish in the Federal Register. Management is currently evaluating the new requirements and their impact on the John Hancock money market funds.

3.  DERIVATIVE INSTRUMENTS The portfolios may invest in derivatives in order to meet their investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts, certain options and certain swaps are typically traded through the OTC market. Certain forwards, options and swaps are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The portfolios attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the portfolios may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the portfolio is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the portfolio and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the portfolio for OTC transactions is held in a segregated account at the portfolio’s custodian and is noted in the accompanying Portfolio of Investments, or if cash is posted, on the Statement of assets and liabilities. The portfolios’ maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

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DERIVATIVE INSTRUMENTS, CONTINUED

Futures, certain options and cleared swaps are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolio and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for exchange-traded or cleared derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded and exchanged cleared transactions are detailed in the Statements of assets and liabilities as Cash held at broker for futures contracts and Receivable/Payable for exchange cleared swaps, respectively. Securities pledged by the portfolio for exchange-traded and cleared transactions, if any, are identified in the Portfolio of Investments.

Futures.  A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.

Upon entering into a futures contract, the portfolios are required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statements of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the portfolios. When the contract is closed, the portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The following tables summarize the contracts held at June 30, 2014, and range of futures contracts notional amounts held by portfolios during the six month ended June 30, 2014. In addition, the tables details how the portfolios used futures contracts during the six month ended June 30, 2014.

Global Bond Trust

The portfolio used futures contracts to gain exposure to foreign bond market, gain exposure to treasuries market, maintain diversity and liquidity of the portfolio, manage against anticipated interest rate changes and manage duration of the portfolio. During the six months ended June 30, 2014 the portfolio held futures contracts with total notional values ranging from approximately $629.6 million to $946.9 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Global Bond Trust	3-Month EURIBOR Futures	100	Long	Sep 2014	$34,131,658	$34,172,600	$40,942
	3-Month EURIBOR Futures	71	Long	Dec 2014	24,223,755	24,266,192	42,437
	10-Year U.S. Treasury Note Futures	220	Long	Sep 2014	27,271,702	27,537,812	266,110
	Euro-BTP Italian Government Bond Futures	290	Long	Sep 2014	49,015,503	50,105,710	1,090,207
	Eurodollar Futures	1,223	Long	Sep 2014	304,756,445	305,016,200	259,755
	Eurodollar Futures	276	Long	Dec 2014	68,720,240	68,810,250	90,010
	German Euro BOBL Futures	20	Long	Sep 2014	3,494,608	3,508,969	14,361
	U.S. Treasury Long Bond Futures	116	Long	Sep 2014	15,754,796	15,913,750	158,954
	3-Month Sterling Futures	204	Short	Sep 2015	(43,033,827)	(42,955,536)	78,291
	3-Year Australian Treasury Bond Futures	77	Short	Sep 2014	(7,903,882)	(7,948,942)	(45,060)
	5-Year U.S. Treasury Note Futures	73	Short	Sep 2014	(8,685,658)	(8,720,648)	(34,990)
	10-Year Australian Treasury Bond Futures	133	Short	Sep 2014	(14,797,213)	(15,108,711)	(311,498)
	10-Year Canada Government Bond Futures	195	Short	Sep 2014	(24,626,212)	(24,849,913)	(223,701)
	German Euro BUND Futures	100	Short	Sep 2014	(19,929,167)	(20,130,084)	(200,917)
	U.K. Long Gilt Bond Futures	43	Short	Sep 2014	(8,083,472)	(8,089,035)	(5,563)
							$1,219,338

High Yield Trust

The portfolio used futures contracts to manage duration of the portfolio. During the six months ended June 30, 2014 the portfolio held futures contracts with total notional values ranging from approximately $500,000 to $28.6 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
High Yield Trust	10-Year U.S. Treasury Note Futures	224	Short	Sep 2014	($28,032,960)	($28,038,500)	($5,540)
	U.S. Treasury Long Bond Futures	4	Short	Sep 2014	(545,862)	(548,750)	(2,888)
							($8,428)

Investment Quality Bond Trust

The portfolio used futures contracts to manage against anticipated interest rate changes, manage duration of the portfolio, and substitute for securities purchase. During the six months ended June 30, 2014 the portfolio held futures contracts with total notional values ranging from approximately $58.2 million to $133.5 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Investment Quality Bond Trust	2-Year U.S. Treasury Note Futures	46	Long	Sep 2014	$10,107,138	$10,101,312	($5,826)
	5-Year U.S. Treasury Note Futures	322	Long	Sep 2014	38,410,274	38,466,422	56,148
	U.S. Treasury Ultra Bond Futures	29	Long	Sep 2014	4,321,580	4,348,188	26,608

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Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Investment Quality Bond Trust (continued)	10-Year U.S. Treasury Note Futures	462	Short	Sep 2014	($57,690,090)	($57,829,406)	($139,316)
	Eurodollar Futures	84	Short	Dec 2016	(20,564,228)	(20,585,250)	(21,022)
	U.S. Treasury Long Bond Futures	18	Short	Sep 2014	(2,452,622)	(2,469,375)	(16,753)
							($100,161)

New Income Trust

The portfolio used futures contracts to gain exposure to treasuries market, maintain diversity and liquidity of the portfolio, manage against anticipated changes in securities markets, manage duration of the portfolio, and substitute for securities purchase. During the six months ended June 30, 2014 the portfolio held futures contracts with total notional values ranging from approximately $26.5 million to $299.4 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
New Income Trust	10-Year U.S. Treasury Note Futures	212	Short	Sep 2014	($26,306,403)	($26,536,438)	($230,035)
							($230,035)

Real Return Bond Trust

The portfolio used futures contracts to gain exposure to treasuries market, maintain diversity and liquidity of the portfolio, manage against anticipated interest rate changes, manage duration of the portfolio, and substitute for securities purchase. During the six months ended June 30, 2014 the portfolio held futures contracts with total notional values ranging from approximately $6.8 million to $31.2 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Real Return Bond Trust	5-Year U.S. Treasury Note Futures	57	Long	Sep 2014	$6,816,482	$6,809,273	($7,209)
							($7,209)

Short Term Government Income Trust

The portfolio used futures contracts to manage duration of the portfolio. During the six months ended June 30, 2014 the portfolio held futures contracts with total notional values ranging from approximately $42.2 million to $42.4 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Short Term Government Income Trust	5-Year U.S. Treasury Note Futures	355	Short	Sep 2014	($42,460,309)	($42,408,633)	$51,676
							$51,676

Strategic Income Opportunities Trust

The portfolio used futures contracts to manage duration of the portfolio. During the six months ended June 30, 2014 the portfolio held futures contracts with total notional values ranging from approximately $89.4 million to $136.4 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Strategic Income Opportunities Trust	5-Year U.S. Treasury Note Futures	65	Short	Sep 2014	($7,774,439)	($7,764,961)	$9,478
	10-Year U.S. Treasury Note Futures	813	Short	Sep 2014	(101,711,800)	(101,764,734)	(52,933)
	U.S. Treasury Long Bond Futures	196	Short	Sep 2014	(26,782,580)	(26,888,750)	(106,170)
							($149,625)

Total Return Trust

The portfolio used futures contracts to gain exposure to foreign bond market, gain exposure to treasuries market, maintain diversity and liquidity of the portfolio, manage against anticipated interest rate changes, manage duration of the portfolio, and substitute for securities purchase. During the six months ended June 30, 2014 the portfolio held futures contracts with total notional values ranging from approximately $3.3 billion to $3.9 billion, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Total Return Trust	10-Year U.S. Treasury Note Futures	4,690	Long	Sep 2014	$587,108,504	$587,056,094	($52,410)
	3-Month EURIBOR Futures	91	Long	Jun 2016	31,049,933	31,058,127	8,194
	3-Month EURIBOR Futures	91	Long	Sep 2016	31,029,924	31,037,878	7,954
	3-Month EURIBOR Futures	91	Long	Dec 2016	31,008,888	31,017,630	8,742
	3-Month EURIBOR Futures	91	Long	Mar 2017	30,984,206	30,997,381	13,175
	Eurodollar Futures	6,138	Long	Dec 2015	1,519,641,052	1,520,152,425	511,373
	Eurodollar Futures	3,088	Long	Mar 2016	762,632,781	762,929,000	296,219
	Eurodollar Futures	439	Long	Jun 2016	108,083,755	108,169,600	85,845
	Eurodollar Futures	550	Long	Sep 2016	134,608,289	135,141,875	533,586

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Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Total Return Trust (continued)	Eurodollar Futures	13	Long	Dec 2016	$3,183,062	$3,185,812	$2,750
	Eurodollar Futures	13	Long	Mar 2017	3,175,588	3,178,988	3,400
	U.S. Treasury Long Bond Futures	126	Long	Sep 2014	17,077,877	17,285,625	207,748
							$1,626,576

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts.  A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor a portfolio thereby reducing the portfolio’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the portfolios as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following tables summarize the contracts held at June 30, 2014 and the range of notional contracts amounts held by the portfolios during the six months ended June 30, 2014. In addition, the tables detail how the portfolios used forward foreign currency contracts during the six months ended June 30, 2014.

Global Bond Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, to maintain diversity and liquidity of the portfolio, and as a substitute for securities purchased. During the six months ended June 30, 2014 the portfolio held forward foreign currency contracts with USD notional values ranging from approximately $930.7 million to $1.0 billion, as measured at each quarter end.

Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Bond Trust
	AUD 28,678,948	USD 27,051,188	Deutsche Bank AG London	7/2/2014	—	($8,384)	($8,384)
	AUD 2,290,000	USD 2,149,323	Bank of America, N.A.	8/5/2014	$4,788	—	4,788
	AUD 1,641,000	USD 1,537,944	BNP Paribas SA	8/5/2014	5,679	—	5,679
	AUD 1,962,000	USD 1,838,176	Deutsche Bank AG London	8/5/2014	7,398	—	7,398
	BRL 29,747,770	USD 13,465,973	Bank of America, N.A.	7/2/2014	—	(2,397)	(2,397)
	BRL 5,491,141	USD 2,434,286	Barclays Capital	7/2/2014	50,955	—	50,955
	BRL 32,298,906	USD 14,431,219	BNP Paribas SA	7/2/2014	186,978	—	186,978
	BRL 55,064,543	USD 24,528,175	Citibank N.A.	7/2/2014	393,547	—	393,547
	BRL 7,034,766	USD 3,143,117	Credit Suisse International	7/2/2014	40,756	—	40,756
	BRL 302,304	USD 134,000	Deutsche Bank AG London	7/2/2014	2,820	—	2,820
	BRL 19,777,996	USD 8,766,000	Goldman Sachs Capital Markets LP	7/2/2014	185,345	—	185,345
	BRL 32,237,632	USD 14,620,715	JPMorgan Chase Bank	7/2/2014	—	(30,251)	(30,251)
	BRL 42,003,821	USD 19,070,974	UBS AG	7/2/2014	—	(60,419)	(60,419)
	BRL 7,486,776	USD 3,399,217	Morgan Stanley	7/2/2014	—	(10,769)	(10,769)
	BRL 32,237,632	USD 14,270,437	JPMorgan Chase Bank	8/4/2014	186,548	—	186,548
	CAD 7,652,000	USD 7,038,976	Royal Bank of Canada	9/18/2014	118,571	—	118,571
	CNY 17,070,776	USD 2,748,032	Barclays Capital	7/23/2014	—	(2,250)	(2,250)
	CNY 14,632,094	USD 2,355,267	Citibank N.A.	7/23/2014	—	(1,739)	(1,739)
	CNY 20,329,223	USD 3,271,520	UBS AG	7/23/2014	—	(1,627)	(1,627)
	CNY 4,482,200	USD 730,000	Bank of America, N.A.	9/8/2015	—	(17,667)	(17,667)
	CNY 8,950,800	USD 1,468,946	Barclays Capital	9/8/2015	—	(46,441)	(46,441)
	CNY 32,283,693	USD 5,336,196	Citibank N.A.	9/8/2015	—	(205,513)	(205,513)
	CNY 6,380,000	USD 1,055,680	JPMorgan Chase Bank	9/8/2015	—	(41,739)	(41,739)
	CNY 4,368,300	USD 710,000	Morgan Stanley	9/8/2015	—	(15,768)	(15,768)
	DKK 26,987,387	USD 5,038,617	Barclays Bank PLC Wholesale	8/13/2014	—	(80,874)	(80,874)
	EUR 1,016,000	USD 1,386,565	Citibank N.A.	8/21/2014	4,896	—	4,896
	GBP 528,000	USD 886,983	Barclays Bank PLC Wholesale	7/2/2014	16,636	—	16,636
	GBP 4,806,218	USD 8,092,883	BNP Paribas SA	7/2/2014	132,478	—	132,478
	GBP 10,872,000	USD 18,461,178	JPMorgan Chase Bank N.A.	7/2/2014	145,161	—	145,161
	GBP 13,291,150	USD 22,555,081	Bank of America, N.A.	8/5/2014	185,354	—	185,354
	GBP 2,354,000	USD 4,010,529	Barclays Bank PLC Wholesale	8/5/2014	17,037	—	17,037
	GBP 2,100,000	USD 3,563,591	BNP Paribas SA	8/5/2014	29,395	—	29,395
	GBP 1,752,000	USD 2,982,621	Goldman Sachs Capital Markets LP	8/5/2014	14,956	—	14,956
	INR 62,097,000	USD 1,050,000	JPMorgan Chase Bank	7/21/2014	—	(22,047)	(22,047)
	INR 245,817,070	USD 4,167,000	Barclays Capital	7/23/2014	—	(99,614)	(99,614)
	INR 107,575,050	USD 1,815,000	Credit Suisse International	7/23/2014	—	(35,021)	(35,021)
	INR 87,141,325	USD 1,453,000	Goldman Sachs Capital Markets LP	7/23/2014	—	(11,126)	(11,126)
	INR 41,328,580	USD 698,000	HSBC Bank USA	7/23/2014	—	(14,161)	(14,161)
	INR 870,879,322	USD 14,524,000	JPMorgan Chase Bank	7/23/2014	—	(114,091)	(114,091)
	INR 44,520,000	USD 750,000	Barclays Capital	7/30/2014	—	(14,536)	(14,536)
	INR 37,453,500	USD 630,000	JPMorgan Chase Bank	8/4/2014	—	(11,981)	(11,981)

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Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Bond Trust (continued)	JPY 10,173,322,000	USD 99,885,341	JPMorgan Chase Bank N.A.	7/2/2014	$537,363	—	$537,363
	JPY 8,754,356,810	USD 86,219,580	JPMorgan Chase Bank N.A.	8/5/2014	218,446	—	218,446
	MXN 13,508,000	USD 1,028,382	UBS AG	7/23/2014	11,323	—	11,323
	NZD 22,656,000	USD 19,721,935	Bank of America, N.A.	7/2/2014	114,530	—	114,530
	SEK 23,758,351	USD 3,655,215	Barclays Bank PLC Wholesale	8/13/2014	—	($101,066)	(101,066)
	USD 26,479,272	AUD 28,678,948	BNP Paribas SA	7/2/2014	—	(563,532)	(563,532)
	USD 26,985,255	AUD 28,678,948	Deutsche Bank AG London	8/5/2014	8,126	—	8,126
	USD 13,274,575	BRL 29,747,770	Bank of America, N.A.	7/2/2014	—	(189,001)	(189,001)
	USD 2,493,140	BRL 5,491,141	Barclays Capital	7/2/2014	7,899	—	7,899
	USD 14,639,892	BRL 32,298,906	BNP Paribas SA	7/2/2014	21,695	—	21,695
	USD 24,953,655	BRL 55,064,544	Citibank N.A.	7/2/2014	31,934	—	31,934
	USD 3,193,992	BRL 7,034,766	Credit Suisse International	7/2/2014	10,119	—	10,119
	USD 137,255	BRL 302,304	Deutsche Bank AG London	7/2/2014	435	—	435
	USD 8,884,306	BRL 19,777,996	Goldman Sachs Capital Markets LP	7/2/2014	—	(67,038)	(67,038)
	USD 14,401,444	BRL 32,237,632	JPMorgan Chase Bank	7/2/2014	—	(189,021)	(189,021)
	USD 18,663,046	BRL 42,003,821	UBS AG	7/2/2014	—	(347,509)	(347,509)
	USD 3,312,000	BRL 7,486,776	Morgan Stanley	7/2/2014	—	(76,448)	(76,448)
	USD 11,350,919	BRL 26,339,789	Citibank N.A.	10/2/2014	—	(265,304)	(265,304)
	USD 3,668,000	BRL 8,496,188	Credit Suisse International	10/2/2014	—	(78,941)	(78,941)
	USD 5,756,286	BRL 13,333,707	Goldman Sachs Capital Markets LP	10/2/2014	—	(124,070)	(124,070)
	USD 4,924,520	CHF 4,406,000	Barclays Bank PLC Wholesale	8/13/2014	—	(45,650)	(45,650)
	USD 3,470,803	CHF 3,122,000	JPMorgan Chase Bank N.A.	8/13/2014	—	(50,957)	(50,957)
	USD 16,916,022	CNY 104,608,680	UBS AG	7/23/2014	90,037	—	90,037
	USD 47,827,986	EUR 35,021,191	Barclays Bank PLC Wholesale	8/21/2014	—	(135,222)	(135,222)
	USD 432,274	EUR 317,000	BNP Paribas SA	8/21/2014	—	(1,873)	(1,873)
	USD 29,007,398	EUR 21,250,000	Deutsche Bank AG London	8/21/2014	—	(95,502)	(95,502)
	USD 5,451,876	EUR 4,027,069	Goldman Sachs Capital Markets LP	8/21/2014	—	(63,390)	(63,390)
	USD 16,413,363	EUR 12,053,000	Royal Bank of Canada	8/21/2014	—	(93,802)	(93,802)
	USD 22,560,849	GBP 13,291,150	Bank of America, N.A.	7/2/2014	—	(185,622)	(185,622)
	USD 450,000	GBP 267,068	Barclays Bank PLC Wholesale	7/2/2014	—	(7,061)	(7,061)
	USD 4,486,313	GBP 2,648,000	JPMorgan Chase Bank N.A.	7/2/2014	—	(45,474)	(45,474)
	USD 1,050,000	INR 62,065,500	BNP Paribas SA	7/21/2014	22,569	—	22,569
	USD 1,104,797	INR 65,868,000	UBS AG	7/23/2014	14,919	—	14,919
	USD 750,000	INR 44,520,000	Citibank N.A.	7/30/2014	14,536	—	14,536
	USD 630,000	INR 37,453,500	UBS AG	8/4/2014	11,981	—	11,981
	USD 2,775,359	JPY 284,100,000	Barclays Bank PLC Wholesale	7/2/2014	—	(29,043)	(29,043)
	USD 10,051,851	JPY 1,025,700,000	Deutsche Bank AG London	7/2/2014	—	(73,020)	(73,020)
	USD 1,072,000	JPY 109,165,190	Goldman Sachs Capital Markets LP	7/2/2014	—	(5,589)	(5,589)
	USD 86,200,139	JPY 8,754,356,810	JPMorgan Chase Bank N.A.	7/2/2014	—	(215,702)	(215,702)
	USD 368,513	MXN 4,913,750	Goldman Sachs Capital Markets LP	7/10/2014	—	(10,033)	(10,033)
	USD 23,185,713	MXN 306,468,750	HSBC Bank USA	7/10/2014	—	(424,034)	(424,034)
	USD 3,056,894	MXN 39,910,985	BNP Paribas SA	7/23/2014	—	(15,038)	(15,038)
	USD 835,027	MXN 10,885,000	Citibank N.A.	7/23/2014	—	(2,786)	(2,786)
	USD 580,000	MXN 7,543,944	Deutsche Bank AG London	7/23/2014	—	(654)	(654)
	USD 575,000	MXN 7,505,935	Goldman Sachs Capital Markets LP	7/23/2014	—	(2,729)	(2,729)
	USD 848,337	MXN 11,073,000	UBS AG	7/23/2014	—	(3,947)	(3,947)
	USD 17,488,025	MXN 230,361,012	Goldman Sachs Capital Markets LP	8/25/2014	—	(204,097)	(204,097)
	USD 1,241,374	MXN 16,136,000	JPMorgan Chase Bank N.A.	9/23/2014	4,506	—	4,506
	USD 405,921	MXN 5,279,000	Royal Bank of Canada	9/23/2014	1,271	—	1,271
	USD 8,324,063	MXN 109,494,728	BNP Paribas SA	10/22/2014	—	(53,111)	(53,111)
	USD 2,568,838	MXN 33,751,969	Goldman Sachs Capital Markets LP	10/22/2014	—	(13,442)	(13,442)
	USD 5,932,482	MXN 77,946,887	Royal Bank of Canada	12/11/2014	—	(11,937)	(11,937)
	USD 3,143,208	MXN 41,330,044	Deutsche Bank AG London	12/18/2014	—	(7,309)	(7,309)
	USD 1,848	NOK 10,963	Deutsche Bank AG London	8/13/2014	63	—	63
	USD 19,023,908	NZD 22,325,000	Barclays Bank PLC Wholesale	7/2/2014	—	(522,753)	(522,753)
	USD 279,080	NZD 331,000	Goldman Sachs Capital Markets LP	7/2/2014	—	(10,727)	(10,727)
	USD 19,660,945	NZD 22,656,000	Bank of America, N.A.	8/5/2014	—	(114,055)	(114,055)
	USD 990,000	ZAR 10,509,196	HSBC Bank USA	7/28/2014	6,035	—	6,035
	ZAR 10,509,196	USD 990,000	Deutsche Bank AG London	7/28/2014	—	(6,035)	(6,035)
					$2,857,085	($5,300,939)	($2,443,854)

71

DERIVATIVE INSTRUMENTS, CONTINUED

High Yield Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. During the six months ended June 30, 2014 the portfolio held forward foreign currency contracts with USD notional values ranging from approximately $8.1 million to $9.1 million, as measured at each quarter end.

Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
High Yield Trust	BRL 1,772,850	USD 782,025	Citibank N.A. London	7/15/2014	$17,444	—	$17,444
	CAD 2,322,428	USD 2,126,610	Citibank N.A. London	8/14/2014	47,655	—	47,655
	USD 1,553,905	BRL 3,545,700	Citibank N.A. London	7/15/2014	—	($45,032)	(45,032)
	USD 2,238,332	EUR 1,606,952	Citibank N.A. London	8/14/2014	37,591	—	37,591
	USD 2,377,580	EUR 1,708,145	UBS AG London	8/14/2014	38,254	—	38,254
					$140,944	($45,032)	$95,912

Investment Quality Bond Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and gain exposure to foreign currencies. During the six months ended June 30, 2014 the portfolio held forward foreign currency contracts with USD notional values up to approximately $8.5 million, as measured at each quarter end.

Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Investment Quality Bond Trust
	BRL 403,000	USD 182,647	UBS AG	7/2/2014	—	($253)	($253)
	JPY 132,877,000	USD 1,297,982	Barclays Bank PLC Wholesale	9/17/2014	$14,405	—	14,405
	USD 178,299	BRL 403,000	UBS AG	7/2/2014	—	(4,095)	(4,095)
	USD 180,972	BRL 403,000	UBS AG	8/4/2014	246	—	246
	USD 2,277,301	JPY 232,067,000	Bank of America, N.A.	9/17/2014	—	(14,757)	(14,757)
	USD 2,277,345	JPY 232,066,000	BNP Paribas SA	9/17/2014	—	(14,702)	(14,702)
	USD 62,125	PEN 175,000	BNP Paribas SA	9/17/2014	72	—	72
	USD 271,649	PEN 767,000	Citibank N.A.	9/17/2014	—	(323)	(323)
	USD 347,158	RUB 12,191,000	Bank of America, N.A.	9/17/2014	—	(5,349)	(5,349)
					$14,723	($39,479)	($24,756)

New Income Trust

The portfolio used forward foreign currency contracts to manage against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio, manage currency exposure and as a substitute for securities purchased. During the six months ended June 30, 2014 the portfolio held forward foreign currency contracts with USD notional values ranging from approximately $211.5 million to $448.8 million, as measured at each quarter end.

Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
New Income Trust
	BRL 20,335,000	USD 9,186,808	Morgan Stanley & Company, Inc.	7/2/2014	$16,631	—	$16,631
	EUR 3,440,000	USD 4,669,525	State Street Bank London	8/4/2014	41,419	—	41,419
	HKD 78,170,000	USD 10,083,433	Standard Chartered Bank	7/3/2014	2,498	—	2,498
	HKD 161,795,000	USD 20,874,711	Merrill Lynch International	8/13/2014	—	($7,226)	(7,226)
	HKD 77,970,000	USD 10,058,244	Royal Bank of Canada (UK)	9/3/2014	—	(1,622)	(1,622)
	MXN 20,070,000	USD 1,542,304	Goldman Sachs International	8/15/2014	107	—	107
	MXN 179,885,000	USD 13,697,175	UBS AG London	8/15/2014	127,273	—	127,273
	MYR 5,320,000	USD 1,655,001	Deutsche Bank AG London	7/3/2014	1,687	—	1,687
	PLN 53,725,000	USD 17,650,228	Royal Bank of Canada (UK)	9/12/2014	—	(36,918)	(36,918)
	SEK 29,620,000	USD 4,406,276	Morgan Stanley & Company International	9/26/2014	23,105	—	23,105
	USD 6,594,923	AUD 7,110,000	Goldman Sachs International	9/19/2014	—	(72,038)	(72,038)
	USD 9,068,207	BRL 20,335,000	Merrill Lynch International	7/2/2014	—	(135,233)	(135,233)
	USD 8,277,484	BRL 18,650,000	Morgan Stanley & Company, Inc.	9/3/2014	—	(15,311)	(15,311)
	USD 4,437,205	CAD 4,830,000	Merrill Lynch International	8/1/2014	—	(86,114)	(86,114)
	USD 14,936,300	EUR 10,975,000	JPMorgan Chase Bank N.A. London	7/10/2014	—	(92,196)	(92,196)
	USD 18,268,734	EUR 13,485,000	JPMorgan Chase Bank N.A. London	8/4/2014	—	(198,439)	(198,439)
	USD 8,848,947	GBP 5,270,000	Royal Bank of Canada (UK)	8/19/2014	—	(166,694)	(166,694)
	USD 10,083,847	HKD 78,170,000	Royal Bank of Canada (UK)	7/3/2014	—	(2,084)	(2,084)
	USD 13,298,878	JPY 1,360,645,000	Morgan Stanley & Company International	8/4/2014	—	(135,651)	(135,651)
	USD 1,652,379	MYR 5,320,000	State Street Bank London	7/3/2014	—	(4,308)	(4,308)
	USD 4,407,069	NZD 5,235,000	Royal Bank of Canada (UK)	8/29/2014	—	(151,833)	(151,833)
	USD 4,456,145	NZD 5,185,000	Goldman Sachs International	9/16/2014	—	(51,444)	(51,444)
	USD 4,324,859	PLN 13,345,000	State Street Bank London	9/12/2014	—	(50,193)	(50,193)
	USD 822,988	ZAR 8,910,000	Goldman Sachs International	7/9/2014	—	(13,848)	(13,848)
	USD 803,910	ZAR 8,660,000	HSBC Bank PLC	7/9/2014	—	(9,446)	(9,446)
	USD 7,365,949	ZAR 80,775,000	Royal Bank of Scotland PLC	9/19/2014	—	(131,364)	(131,364)
					$212,720	($1,361,962)	($1,149,242)

72

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Real Return Bond Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, to maintain diversity and liquidity of the portfolio, and as a substitute for securities purchased. During the six months ended June 30, 2014 the portfolio held forward foreign currency contracts with USD notional values ranging from approximately $19.5 million to $57.1 million, as measured at each quarter end.

Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Real Return Bond Trust
	BRL 3,302,260	USD 1,499,323	JPMorgan Chase Bank	7/2/2014	—	($4,750)	($4,750)
	BRL 3,302,260	USD 1,466,889	UBS AG	7/2/2014	$27,685	—	27,685
	BRL 3,302,260	USD 1,461,791	JPMorgan Chase Bank	8/4/2014	19,109	—	19,109
	EUR 584,000	USD 796,825	Barclays Bank PLC Wholesale	7/2/2014	2,846	—	2,846
	EUR 523,000	USD 709,023	BNP Paribas SA	7/2/2014	7,121	—	7,121
	EUR 7,547,000	USD 10,257,128	Deutsche Bank AG London	7/2/2014	76,982	—	76,982
	EUR 166,000	USD 225,767	JPMorgan Chase Bank N.A.	7/2/2014	1,537	—	1,537
	INR 2,200,680	USD 36,000	Credit Suisse International	7/23/2014	413	—	413
	INR 15,345,730	USD 253,000	Deutsche Bank AG London	7/23/2014	916	—	916
	INR 8,280,900	USD 135,000	Goldman Sachs Capital Markets LP	7/23/2014	2,019	—	2,019
	INR 8,579,200	USD 140,000	HSBC Bank USA	7/23/2014	1,955	—	1,955
	INR 26,717,580	USD 444,500	JPMorgan Chase Bank	7/23/2014	—	($2,420)	(2,420)
	INR 7,604,920	USD 124,000	UBS AG	7/23/2014	1,834	—	1,834
	JPY 191,300,000	USD 1,883,643	JPMorgan Chase Bank N.A.	7/2/2014	4,714	—	4,714
	MXN 3,102,000	USD 237,798	Barclays Bank PLC Wholesale	7/23/2014	962	—	962
	MXN 2,004,341	USD 153,689	Goldman Sachs Capital Markets LP	9/23/2014	—	(51)	(51)
	PLN 207,600	EUR 49,081	BNP Paribas SA	7/30/2014	1,023	—	1,023
	PLN 364,533	EUR 86,403	HSBC Bank USA	7/30/2014	1,499	—	1,499
	USD 1,276,924	AUD 1,383,000	BNP Paribas SA	7/2/2014	—	(27,175)	(27,175)
	USD 1,276,763	AUD 1,362,000	Citibank N.A.	8/5/2014	—	(4,415)	(4,415)
	USD 1,475,211	BRL 3,302,260	JPMorgan Chase Bank	7/2/2014	—	(19,362)	(19,362)
	USD 1,499,323	BRL 3,302,260	UBS AG	7/2/2014	4,750	—	4,750
	USD 110,480	EUR 81,000	BNP Paribas SA	7/2/2014	—	(433)	(433)
	USD 11,968,550	EUR 8,739,000	Goldman Sachs Capital Markets LP	7/2/2014	2,235	—	2,235
	USD 889,265	EUR 653,000	Bank of America, N.A.	8/5/2014	—	(4,996)	(4,996)
	USD 10,258,373	EUR 7,547,000	Deutsche Bank AG London	8/5/2014	—	(76,984)	(76,984)
	USD 3,049,851	GBP 1,817,000	Barclays Bank PLC Wholesale	9/11/2014	—	(57,962)	(57,962)
	USD 935,270	JPY 95,000,000	Goldman Sachs Capital Markets LP	7/2/2014	—	(2,493)	(2,493)
	USD 945,508	JPY 96,300,000	JPMorgan Chase Bank N.A.	7/2/2014	—	(5,087)	(5,087)
	USD 1,884,068	JPY 191,300,000	JPMorgan Chase Bank N.A.	8/5/2014	—	(4,773)	(4,773)
	USD 668,424	MXN 8,804,810	Goldman Sachs Capital Markets LP	8/25/2014	—	(7,801)	(7,801)
	USD 317,646	NZD 375,000	BNP Paribas SA	7/2/2014	—	(10,686)	(10,686)
	USD 325,107	NZD 373,000	Deutsche Bank AG London	8/5/2014	—	(461)	(461)
					$157,600	($229,849)	($72,249)

Strategic Income Opportunities Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, and enhance potential gain/income. During the six months ended June 30, 2014 the portfolio held forward foreign currency contracts with USD notional values ranging from approximately $347.2 million to $1.2 billion, as measured at each quarter end.

Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Strategic Income Opportunities Trust
	AUD 4,019,354	GBP 2,220,000	Bank of Nova Scotia	7/16/2014	—	($12,640)	($12,640)
	AUD 9,282,064	GBP 5,105,000	Barclays Bank PLC Wholesale	7/16/2014	$8,011	—	8,011
	AUD 8,709,039	GBP 4,795,000	Citibank N.A.	7/16/2014	—	(1,306)	(1,306)
	AUD 8,418,773	GBP 4,580,000	Deutsche Bank AG London	7/16/2014	93,170	—	93,170
	AUD 4,601,286	GBP 2,540,000	HSBC Bank USA	7/16/2014	—	(12,045)	(12,045)
	AUD 16,553,373	GBP 9,070,000	Royal Bank of Scotland PLC	7/16/2014	72,664	—	72,664
	AUD 8,366,228	GBP 4,610,000	State Street Bank and Trust Company	7/16/2014	—	(7,661)	(7,661)
	AUD 3,593,423	USD 3,377,536	Australia and New Zealand Banking Group	7/16/2014	7,488	—	7,488
	AUD 7,645,000	USD 7,161,007	Citibank N.A.	7/16/2014	40,624	—	40,624
	AUD 13,615,000	USD 12,557,931	Deutsche Bank AG London	7/16/2014	267,472	—	267,472
	AUD 12,585,000	USD 11,573,667	J. Aron & Company	7/16/2014	281,471	—	281,471
	AUD 4,520,000	USD 4,173,316	Royal Bank of Canada	7/16/2014	84,548	—	84,548
	AUD 5,090,000	USD 4,781,062	Standard Chartered Bank	7/16/2014	13,745	—	13,745
	CAD 649,668	USD 587,653	Barclays Bank PLC Wholesale	7/16/2014	20,992	—	20,992
	CAD 5,007,326	USD 4,530,000	Royal Bank of Canada	7/16/2014	161,143	—	161,143
	CAD 1,521,000	USD 1,392,360	State Street Bank and Trust Company	7/16/2014	32,598	—	32,598
	CNH 14,218,651	USD 2,265,000	Bank of Montreal	7/16/2014	23,645	—	23,645
	CNH 28,323,378	USD 4,527,539	HSBC Bank USA	7/16/2014	31,414	—	31,414

73

DERIVATIVE INSTRUMENTS, CONTINUED

Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Strategic Income Opportunities Trust (continued)	EUR 2,255,000	GBP 1,802,872	Citibank N.A.	7/16/2014	$2,826	—	$2,826
	EUR 2,550,000	GBP 2,039,235	J. Aron & Company	7/16/2014	2,324	—	2,324
	EUR 2,550,000	GBP 2,040,280	Royal Bank of Scotland PLC	7/16/2014	535	—	535
	EUR 608,708	USD 828,402	Bank of Montreal	7/16/2014	5,142	—	5,142
	EUR 7,517,100	USD 10,253,926	Barclays Bank PLC Wholesale	7/16/2014	39,752	—	39,752
	EUR 5,130,000	USD 7,011,830	Citibank N.A.	7/16/2014	13,029	—	13,029
	EUR 4,455,000	USD 6,060,493	J. Aron & Company	7/16/2014	40,042	—	40,042
	EUR 2,540,000	USD 3,449,726	Royal Bank of Scotland PLC	7/16/2014	28,469	—	28,469
	GBP 2,220,000	AUD 4,011,207	Bank of Nova Scotia	7/16/2014	20,314	—	20,314
	GBP 5,105,000	AUD 9,242,245	Barclays Bank PLC Wholesale	7/16/2014	29,499	—	29,499
	GBP 4,795,000	AUD 8,681,570	Citibank N.A.	7/16/2014	27,181	—	27,181
	GBP 2,540,000	AUD 4,588,815	HSBC Bank USA	7/16/2014	23,793	—	23,793
	GBP 4,520,000	AUD 8,263,193	Royal Bank of Scotland PLC	7/16/2014	—	($49,288)	(49,288)
	GBP 4,610,000	AUD 8,333,745	State Street Bank and Trust Company	7/16/2014	38,261	—	38,261
	GBP 9,030,000	CAD 16,654,738	Royal Bank of Canada	7/16/2014	—	(150,836)	(150,836)
	GBP 1,795,000	CAD 3,305,816	State Street Bank and Trust Company	7/16/2014	—	(25,446)	(25,446)
	GBP 1,832,751	EUR 2,255,000	Citibank N.A.	7/16/2014	48,303	—	48,303
	GBP 6,011,962	EUR 7,485,000	J. Aron & Company	7/16/2014	38,027	—	38,027
	GBP 5,727,108	EUR 7,160,000	JPMorgan Chase Bank N.A.	7/16/2014	—	(4,375)	(4,375)
	GBP 2,071,059	EUR 2,550,000	Royal Bank of Scotland PLC	7/16/2014	52,135	—	52,135
	GBP 2,029,085	EUR 2,530,000	State Street Bank and Trust Company	7/16/2014	7,696	—	7,696
	GBP 1,349,646	USD 2,267,500	Bank of Nova Scotia	7/16/2014	42,032	—	42,032
	GBP 7,359,016	USD 12,333,711	JPMorgan Chase Bank N.A.	7/16/2014	259,134	—	259,134
	MXN 29,857,306	USD 2,267,500	Bank of Nova Scotia	7/16/2014	31,704	—	31,704
	NZD 2,900,000	AUD 2,650,653	Australia and New Zealand Banking Group	7/16/2014	38,924	—	38,924
	NZD 1,563,783	USD 1,333,047	UBS AG	7/16/2014	34,376	—	34,376
	SGD 4,120,582	CAD 3,600,000	Bank of Montreal	7/16/2014	—	(68,008)	(68,008)
	SGD 6,149,210	CAD 5,375,000	Citibank N.A.	7/16/2014	—	(103,985)	(103,985)
	SGD 2,059,695	CAD 1,800,000	Deutsche Bank AG London	7/16/2014	—	(34,483)	(34,483)
	USD 2,043,461	AUD 2,225,265	Bank of Montreal	7/16/2014	—	(52,751)	(52,751)
	USD 86,547,298	AUD 93,668,442	Barclays Bank PLC Wholesale	7/16/2014	—	(1,688,877)	(1,688,877)
	USD 12,883,030	AUD 13,853,055	Citibank N.A.	7/16/2014	—	(166,622)	(166,622)
	USD 6,252,650	AUD 6,785,000	J. Aron & Company	7/16/2014	—	(138,857)	(138,857)
	USD 4,183,146	AUD 4,440,000	State Street Bank and Trust Company	7/16/2014	642	—	642
	USD 5,088,448	CAD 5,608,914	Bank of Montreal	7/16/2014	—	(166,296)	(166,296)
	USD 2,477,933	CAD 2,695,000	Citibank N.A.	7/16/2014	—	(46,894)	(46,894)
	USD 96,480,431	CAD 106,630,155	Toronto Dominion Bank	7/16/2014	—	(3,416,660)	(3,416,660)
	USD 7,353,132	EUR 5,391,551	Bank of Montreal	7/16/2014	—	(29,886)	(29,886)
	USD 5,190,839	EUR 3,755,545	Bank of Nova Scotia	7/16/2014	48,115	—	48,115
	USD 6,080,225	EUR 4,440,000	Citibank N.A.	7/16/2014	230	—	230
	USD 6,076,531	EUR 4,455,000	J. Aron & Company	7/16/2014	—	(24,004)	(24,004)
	USD 6,945,011	EUR 5,090,000	Royal Bank of Scotland PLC	7/16/2014	—	(25,072)	(25,072)
	USD 2,905,778	EUR 2,127,933	Toronto Dominion Bank	7/16/2014	—	(8,146)	(8,146)
	USD 10,326,094	NOK 62,119,715	Standard Chartered Bank	7/16/2014	203,913	—	203,913
	USD 766,707	SEK 5,139,238	Bank of Montreal	7/16/2014	—	(2,334)	(2,334)
	USD 9,719,106	SEK 64,003,718	Citibank N.A.	7/16/2014	141,515	—	141,515
	USD 9,925,668	SGD 12,472,544	Standard Chartered Bank	7/16/2014	—	(77,209)	(77,209)
					$2,356,898	($6,313,681)	($3,956,783)

Total Return Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, to maintain diversity and liquidity of the portfolio, and as a substitute for securities purchased. During the six months ended June 30, 2014 the portfolio held forward foreign currency contracts with USD notional values ranging from approximately $490.9 million to $1.6 billion, as measured at each quarter end.

Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Total Return Trust	BRL 1,123,750	USD 500,000	Bank of America, N.A.	7/2/2014	$8,599	—	$8,599
	BRL 2,246,750	USD 1,000,000	BNP Paribas SA	7/2/2014	16,859	—	16,859
	BRL 4,053,744	USD 1,810,920	JPMorgan Chase Bank	7/2/2014	23,769	—	23,769
	BRL 8,637,624	USD 3,910,826	UBS AG	7/2/2014	—	($1,514)	(1,514)
	BRL 4,583,880	USD 2,027,817	UBS AG	8/4/2014	27,827	—	27,827
	EUR 33,563,000	USD 45,606,640	Bank of America, N.A.	7/2/2014	351,185	—	351,185
	EUR 31,215,000	USD 42,349,161	Barclays Bank PLC Wholesale	7/2/2014	393,547	—	393,547
	EUR 241,180,000	USD 328,892,833	Credit Suisse International	7/2/2014	1,355,012	—	1,355,012
	EUR 12,888,000	USD 17,482,962	Deutsche Bank AG London	7/2/2014	164,580	—	164,580
	EUR 7,594,000	USD 10,292,561	HSBC Bank USA	7/2/2014	105,906	—	105,906
	EUR 7,063,000	USD 9,603,300	JPMorgan Chase Bank N.A.	8/5/2014	69,235	—	69,235

74

DERIVATIVE INSTRUMENTS, CONTINUED

Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Total Return Trust (continued)	JPY 3,348,789,838	USD 32,973,999	JPMorgan Chase Bank N.A.	7/2/2014	$82,512	—	$82,512
	MXN 154,114,468	USD 11,699,713	Goldman Sachs Capital Markets LP	8/25/2014	136,544	—	136,544
	MXN 124,246,070	USD 9,521,981	Goldman Sachs Capital Markets LP	9/23/2014	1,820	—	1,820
	USD 510,216	BRL 1,123,750	Bank of America, N.A.	7/2/2014	1,616	—	1,616
	USD 1,020,091	BRL 2,246,750	BNP Paribas SA	7/2/2014	3,232	—	3,232
	USD 1,840,519	BRL 4,053,744	JPMorgan Chase Bank	7/2/2014	5,831	—	5,831
	USD 3,847,079	BRL 8,637,624	UBS AG	7/2/2014	—	($62,233)	(62,233)
	USD 1,794,446	BRL 4,053,744	JPMorgan Chase Bank	8/4/2014	—	(23,458)	(23,458)
	USD 30,276,242	CAD 32,913,000	Royal Bank of Canada	9/18/2014	—	(510,003)	(510,003)
	USD 1,771,000	EUR 1,400,000	BNP Paribas SA	7/1/2014	—	(146,020)	(146,020)
	USD 6,808,008	EUR 5,005,000	Barclays Bank PLC Wholesale	7/2/2014	—	(45,339)	(45,339)
	USD 375,462,488	EUR 275,289,000	BNP Paribas SA	7/2/2014	—	(1,490,820)	(1,490,820)
	USD 51,153,106	EUR 37,563,000	Deutsche Bank AG London	7/2/2014	—	(281,921)	(281,921)
	USD 11,659,235	EUR 8,583,000	JPMorgan Chase Bank N.A.	7/2/2014	—	(93,469)	(93,469)
	USD 1,139,040	EUR 900,000	BNP Paribas SA	8/1/2014	—	(93,461)	(93,461)
	USD 35,617,159	EUR 26,113,000	Barclays Bank PLC Wholesale	8/5/2014	—	(143,693)	(143,693)
	USD 1,877,201	EUR 1,379,000	Citibank N.A.	8/5/2014	—	(11,292)	(11,292)
	USD 314,503,376	EUR 230,527,000	Credit Suisse International	8/5/2014	—	(1,195,388)	(1,195,388)
	USD 17,510,675	EUR 12,879,000	Bank of America, N.A.	6/15/2015	—	(155,356)	(155,356)
	USD 9,996,652	EUR 7,358,000	Barclays Bank PLC Wholesale	6/15/2015	—	(96,263)	(96,263)
	USD 7,933,712	EUR 5,850,000	BNP Paribas SA	6/15/2015	—	(90,691)	(90,691)
	USD 14,459,122	EUR 10,653,000	Credit Suisse International	6/15/2015	—	(153,521)	(153,521)
	USD 42,952,544	EUR 31,406,000	Bank of America, N.A.	6/13/2016	—	(426,442)	(426,442)
	USD 15,387,070	EUR 11,238,000	Deutsche Bank AG London	6/13/2016	—	(135,220)	(135,220)
	USD 9,724,508	EUR 7,063,000	Bank of America, N.A.	6/27/2016	—	(33,823)	(33,823)
	USD 10,747,391	EUR 7,816,000	Barclays Bank PLC Wholesale	6/27/2016	—	(51,295)	(51,295)
	USD 29,926,137	GBP 17,829,000	Barclays Bank PLC Wholesale	9/11/2014	—	(568,741)	(568,741)
	USD 2,097,525	JPY 213,900,000	Barclays Bank PLC Wholesale	7/2/2014	—	(13,921)	(13,921)
	USD 2,529,000	JPY 257,289,838	Citibank N.A.	7/2/2014	—	(10,755)	(10,755)
	USD 28,253,314	JPY 2,877,600,000	JPMorgan Chase Bank N.A.	7/2/2014	—	(151,997)	(151,997)
	USD 32,981,435	JPY 3,348,789,838	JPMorgan Chase Bank N.A.	8/5/2014	—	(83,562)	(83,562)
					$2,748,074	($6,070,198)	($3,322,124)

Options.  There are two types of options, put options and call options. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase a portfolio’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the portfolio’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, over-the-counter options are subject to the risks of all over-the-counter derivatives contracts.

When a portfolio purchases an option, the premium paid by the portfolio is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the portfolio realizes a loss equal to the cost of the option. If a portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If a portfolio enters into a closing sale transaction, the portfolio realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When a portfolio writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the portfolio.

During the six months ended June 30, 2014, Global Bond Trust and Real Return Bond Trust used purchased options to manage duration of the portfolio, to manage against anticipated interest rate changes and maintain diversity and liquidity of the portfolio. Investment Quality Bond Trust used purchased options to manage against anticipated interest rate changes. New Income Trust used purchased options to manage duration of the portfolio and to manage against anticipated interest rate changes. Strategic Income Opportunities Trust used purchased options to manage against anticipated changes in currency exchange rates. The following table summarizes the approximate range of market value of purchased options held by the portfolios during the six months ended June 30, 2014, as measured at each quarter end.

Portfolio	Market Value Range
Global Bond Trust	$663,000 to $1.8 million
Investment Quality Bond Trust	up to $190,300
New Income Trust	up to $49,000
Real Return Bond Trust	$980 to $13,000
Strategic Income Opportunities Trust	$245,000 to $831,000

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The following tables summarize the portfolios’ written options activities during the six months ended June 30, 2014. In addition, the tables detail how the portfolios used written option contracts held during the six months ended June 30, 2014.

	Number of Contracts/Notional	Premiums Received
Global Bond Trust
Outstanding, beginning of period	203,300,325	$1,595,441
Options written	260,002,399	4,109,656
Option closed	(7,400,000)	(29,816)
Options exercised	(30,100,838)	(455,647)
Options expired	(268,001,550)	(1,760,883)
Outstanding, end of period	157,800,336	$3,458,751

Real Return Bond Trust
Outstanding, beginning of period	38,200,000	$167,606
Options written	22,210,018	109,035
Option closed	(9,600,000)	(19,312)
Options exercised	(1,600,009)	(7,997)
Options expired	(42,110,009)	(198,066)
Outstanding, end of period	7,100,000	$51,266

Total Return Trust
Outstanding, beginning of period	724,300,271	$3,094,486
Options written	502,100,172	2,922,134
Option closed	(28,400,000)	(108,446)
Options exercised	(62,300,086)	(239,486)
Options expired	(861,900,357)	(3,706,970)
Outstanding, end of period	273,800,000	1,961,718

Options on Exchange-Traded Future Contracts

Global Bond Trust

The portfolio used written options to manage duration, manage against anticipated interest rate changes and maintain diversity and liquidity of the portfolio.

Portfolio	Name of Issuer	Exercise Rate	Expiration Date	Number of Contracts	Premium	Value
Global Bond Trust	CALLS
	3 Month Euribor Futures	$99.50	Dec 2014	107	$70,490	($125,454)
	Euro Bund Futures	147.50	Jul 2014	67	39,868	(35,780)
	Euro Bund Futures	148.00	Jul 2014	55	19,982	(18,075)
					$130,340	($179,309)

	PUTS
	3 Month Euribor Futures	99.50	Dec 2014	107	$90,872	($916)
					$90,872	($916)

Foreign Currency Options (OTC)

Global Bond Trust

The portfolio used written options to manage against anticipated changes in currency exchange rates and gain exposure to foreign currencies.

Portfolio	Description	Counterparty	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Global Bond Trust	CALLS
	U.S. Dollar versus Indian Rupee	Citibank	$60.40	Jul 2014	USD	2,500,000	$15,760	($17,023)
	U.S. Dollar versus Brazilian Real	BNP Paribas	2.70	May 2015	USD	4,200,000	105,000	(87,359)
	U.S. Dollar versus Brazilian Real	Citibank	2.74	Jun 2015	USD	4,100,000	92,250	(80,524)
	U.S. Dollar versus Brazilian Real	Morgan Stanley	2.65	Jun 2015	USD	13,800,000	411,240	(339,301)
	U.S. Dollar versus Brazilian Real	Citibank	2.54	Mar 2015	USD	3,900,000	87,750	(77,723)
	U.S. Dollar versus Brazilian Real	Bank of America N.A.	2.64	Jun 2015	USD	2,800,000	78,120	(71,733)
	U.S. Dollar versus Brazilian Real	Citibank	2.60	Mar 2015	USD	2,800,000	50,120	(46,192)
	U.S. Dollar versus Brazilian Real	UBS AG	2.64	Jun 2015	USD	4,300,000	117,498	(112,578)
	U.S. Dollar versus Indian Rupee	UBS AG	60.60	Jul 2014	USD	2,100,000	12,968	(13,835)
	U.S. Dollar versus Indian Rupee	Credit Suisse International	60.00	Aug 2014	USD	4,200,000	53,760	(66,759)
	U.S. Dollar versus Indian Rupee	BNP Paribas	60.30	Jul 2014	USD	4,200,000	27,930	(23,722)
	U.S. Dollar versus Polish Zloty	Barclays Bank PLC	3.11	Jun 2014	USD	1,400,000	4,760	(1)
							$1,057,156	($936,750)

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Portfolio	Description	Counterparty	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Global Bond Trust (continued)	PUTS
	U.S. Dollar versus Japanese Yen	Deutsche Bank	$92.00	May 2016	USD	2,700,000	$63,126	($52,874)
	U.S. Dollar versus Japanese Yen	Citibank	93.00	Apr 2016	USD	2,000,000	48,036	(41,118)
	U.S. Dollar versus Japanese Yen	Barclays Bank PLC	94.75	Apr 2016	USD	1,000,000	29,320	(25,021)
	U.S. Dollar versus Japanese Yen	Barclays Bank PLC	94.75	Apr 2016	USD	6,600,000	199,364	(165,139)
	U.S. Dollar versus Japanese Yen	JPMorgan	91.00	Feb 2016	USD	3,300,000	78,672	(45,979)
	U.S. Dollar versus Japanese Yen	Bank of America N.A.	80.00	Feb 2019	USD	3,600,000	177,884	(149,476)
	U.S. Dollar versus Japanese Yen	Barclays Bank PLC	91.00	Feb 2016	USD	8,400,000	212,802	(117,033)
	U.S. Dollar versus Japanese Yen	Bank of America N.A.	80.00	Feb 2019	USD	6,600,000	364,070	(270,428)
	U.S. Dollar versus South African Rand	Deutsche Bank	10.60	Jul 2014	USD	4,200,000	22,260	(22,546)
	U.S. Dollar versus South African Rand	Citibank	10.61	Jul 2014	USD	4,200,000	21,223	(25,160)
	U.S. Dollar versus South African Rand	Citibank	10.53	Jul 2014	USD	1,800,000	5,940	(6,714)
	U.S. Dollar versus South African Rand	Deutsche Bank	10.50	Jul 2014	USD	4,200,000	21,840	(14,158)
	U.S. Dollar versus South African Rand	Deutsche Bank	10.46	Jul 2014	USD	3,300,000	15,741	(8,636)
							$1,260,278	($944,282)

Strategic Income Opportunities Trust

The portfolio used written options to manage against anticipated changes in currency exchange rates. At June 30, 2014, the portfolio held no foreign currency options.

Total Return Trust

The portfolio used written options to manage against anticipated changes in currency exchange rates and gain exposure to foreign currencies.

Portfolio	Description	Counterparty	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Total Return Trust	PUT
	U.S. Dollar versus Japanese Yen	Bank of America N.A.	$80.00	Feb 2019	USD	1,500,000	$83,775	($61,461)
							$83,775	($61,461)

Interest Rate Swaptions (OTC)

An interest rate swaption is an option to enter into an interest rate swap.

Global Bond Trust

The portfolio used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the portfolio.

Portfolio	Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Global Bond Trust	PUTS
	5-Year Interest Rate Swap	Citibank	3-Month USD LIBOR	Receive	2.50%	Sep 2015	USD	15,100,000	$284,623	($231,364)
	5-Year Interest Rate Swap	Bank of America	3-Month USD LIBOR	Receive	2.50%	Sep 2015	USD	30,000,000	570,000	(459,663)
									$854,623	($691,027)

Real Return Bond Trust

The portfolio used interest rate swaptions to manage duration, manage against anticipated interest rate changes and maintain diversity and liquidity of the portfolio.

Portfolio	Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Real Return Bond Trust	PUTS
	5-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	6-Month EURIBOR	Receive	1.000%	Nov 2014	EUR	2,200,000	$15,306	($1,264)
									$15,306	($1,264)

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Total Return Trust

The portfolio used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the portfolio.

Portfolio	Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Total Return Trust	CALLS
	5-Year Interest Rate Swap	JPMorgan Securities	3-Month USD LIBOR	Receive	1.55%	Jul 2014	USD	25,400,000	$65,405	($9,934)
	5-Year Interest Rate Swap	JPMorgan Securities	3-Month USD LIBOR	Receive	1.56%	Sep 2014	USD	33,400,000	60,120	(31,743)
	5-Year Interest Rate Swap	Morgan Stanley Co., Inc.	3-Month USD LIBOR	Receive	1.55%	Jul 2014	USD	32,500,000	78,000	(12,711)
	5-Year Interest Rate Swap	The Royal Bank of Scotland	3-Month USD LIBOR	Receive	1.55%	Jul 2014	USD	12,800,000	38,720	(5,006)
	10-Year Interest Rate Swap	JPMorgan Securities	3-Month USD LIBOR	Receive	2.55%	Sep 2014	USD	9,600,000	38,640	(37,253)
	10-Year Interest Rate Swap	Morgan Stanley Co., Inc.	3-Month USD LIBOR	Receive	2.50%	Sep 2014	USD	6,400,000	17,920	(17,203)
	10-Year Interest Rate Swap	Morgan Stanley Co., Inc.	3-Month USD LIBOR	Receive	2.55%	Sep 2014	USD	9,400,000	38,540	(36,477)
									$337,345	($150,327)

	PUTS
	5-Year Interest Rate Swap	JPMorgan Securities	3-Month USD LIBOR	Receive	1.86%	Sep 2014	USD	33,400,000	$490,981	($128,533)
	5-Year Interest Rate Swap	Morgan Stanley Co., Inc.	3-Month USD LIBOR	Receive	2.40%	Jul 2014	USD	42,000,000	263,778	(63)
	10-Year Interest Rate Swap	Morgan Stanley Co., Inc.	3-Month USD LIBOR	Receive	3.10%	Sep 2014	USD	6,400,000	51,200	(4,914)
	10-Year Interest Rate Swap	The Royal Bank of Scotland	3-Month USD LIBOR	Receive	3.03%	Sep 2014	USD	19,000,000	333,450	(23,533)
									$1,139,409	($157,043)

Credit Default Swaptions (OTC)

A credit default swaption is an option to enter into a credit default swap.

Global Bond Trust

The portfolio used credit default swaptions to take a long position in the exposure of the benchmark credit.

Portfolio	Description	Counterparty	Index	Buy/Sell Protection	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Global Bond Trust	PUTS
	5-Year Credit Default Swap	BNP Paribas	ITRAXX.O	Sell	0.90%	Sep 2014	USD	6,200,000	$17,142	($5,607)
									$17,142	($5,607)

Real Return Bond Trust

The portfolio used credit default swaptions to take a long position in the exposure of the benchmark credit.

Portfolio	Description	Counterparty	Index	Buy/Sell Protection	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Real Return Bond Trust	PUTS
	5-Year Credit Default Swap	BNP Paribas	ITRAXX.MAIN21	Sell	1.10%	Sep 2014	EUR	200,000	$665	($79)
	5-Year Credit Default Swap	Citibank N.A.	ITRAXX.MAIN21	Sell	0.95%	Sep 2014	EUR	400,000	1,327	(284)
	5-Year Credit Default Swap	Citibank N.A.	ITRAXX.MAIN21	Sell	1.00%	Sep 2014	EUR	200,000	617	(114)
	5-Year Credit Default Swap	Goldman Sachs International	ITRAXX.MAIN21	Sell	0.95%	Sep 2014	EUR	100,000	304	(71)
	5-Year Credit Default Swap	Goldman Sachs International	ITRAXX.MAIN21	Sell	1.10%	Sep 2014	EUR	100,000	350	(39)
	5-Year Credit Default Swap	JPMorgan Chase Bank	ITRAXX.MAIN21	Sell	0.95%	Sep 2014	EUR	200,000	669	(142)
	5-Year Credit Default Swap	JPMorgan Chase Bank	ITRAXX.MAIN21	Sell	1.10%	Sep 2014	EUR	100,000	368	(39)
									$4,300	($768)

Inflation Floors (OTC)

Inflation floors are instruments where in return for a premium, one party agrees to make payments to the other to the extent that inflation falls below a specified rate (based on the Consumer Price Index or other designated measure), or “floor”.

Global Bond Trust

The portfolio used inflation floors to manage duration of the fund, manage against anticipated interest rate changes and as a substitute for securities purchased.

Portfolio	Description	Counterparty	Strike Index	Exercise Index	Expiration Date		Notional Amount	Premium	Value
Global Bond Trust	Floor- OTC CPURNSA Index	Citibank	217.965	Maximum of ((1+0.0%)[10]— (Index Final/Index Initial)) or $0	Sep 2020	USD	2,000,000	$25,800	($752)
	Floor- OTC CPURNSA Index	Deutsche Bank	218.011	Maximum of ((1+0.0%)[10]— (Index Final/Index Initial)) or $0	Oct 2020	USD	2,300,000	22,540	(880)
								$48,340	($1,632)

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Real Return Bond Trust

The portfolio used inflation floors to manage duration of the fund, manage against anticipated interest rate changes and as a substitute for securities purchased.

Portfolio	Description	Counterparty	Strike Index	Exercise Index	Expiration Date		Notional Amount	Premium	Value
Real Return Bond Trust	Floor- OTC CPURNSA Index	BNP Paribas	236.293	Maximum of ((1+0.0%)[10]— (Index Final/Index Initial)) or $0	Mar 2018	USD	100,000	$860	($236)
	Floor- OTC CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1+0.0%)[10]— (Index Final/Index Initial)) or $0	Sep 2020	USD	200,000	2,580	(75)
	Floor- OTC CPURNSA Index	Citibank N.A.	216.687	Maximum of ((1+0.0%)[10]— (Index Final/Index Initial)) or $0	Apr 2020	USD	2,600,000	23,160	(785)
								$26,600	($1,096)

Total Return Trust

The portfolio used inflation floors to mange against anticipated interest rate changes, manage duration and as a substitute for securities purchased.

Portfolio	Description	Counterparty	Strike Index	Exercise Index	Expiration Date		Notional Amount	Premium	Value
Total Return Trust	Floor- OTC CPURNSA Index	Citibank N.A.	215.949	Maximum of ((1+0.0%)[10]— (Index Final/Index Initial)) or $0	Mar 2020	USD	7,500,000	$63,459	($2,174)
	Floor- OTC CPURNSA Index	Deutsche Bank AG	215.949	Maximum of ((1+0.0%)[10]— (Index Final/Index Initial)) or $0	Mar 2020	USD	2,600,000	19,500	(747)
	Floor- OTC CPURNSA Index	Citibank N.A.	216.687	Maximum of ((1+0.0%)[10]— (Index Final/Index Initial)) or $0	Apr 2020	USD	17,900,000	159,640	(5,406)
	Floor- OTC CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1+0.0%)[10]— (Index Final/Index Initial)) or $0	Sep 2020	USD	6,900,000	89,010	(2,595)
	Floor- OTC CPURNSA Index	Deutsche Bank AG	218.011	Maximum of ((1+0.0%)[10]— (Index Final/Index Initial)) or $0	Oct 2020	USD	7,100,000	69,580	(2,715)
								$401,189	($13,637)

Inflation caps

Inflation caps are instruments where in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceeds a specified rate (based on the Consumer Price Index or other designated measure), or “cap”.

Real Return Bond Trust

The portfolio used inflation caps to manage duration of the fund, manage against anticipated interest rate changes and as a substitute for securities purchased.

Portfolio	Description	Counterparty	Initial Index	Exercise Index	Expiration Date		Notional Amount	Premium	Value
Real Return Bond Trust	Floor- OTC CPURNSA Index	JPMorgan Chase Bank	233.916	Maximum of ((1+0.0%)[10]— (Index Final/Index Initial)) or $0	Apr 2024	USD	600,000	$4,365	($5,145)
	Floor- OTC CPURNSA Index	JPMorgan Chase Bank	234.781	Maximum of ((1+0.0%)[10]— (Index Final/Index Initial)) or $0	May 2024	USD	100,000	695	(875)
								$5,060	($6,020)

Swaps.  Swap agreements are agreements between a portfolio and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the portfolios are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statements of assets and liabilities. Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or a portfolio is recorded as realized gain or loss, as well as the net periodic payments received or paid by a portfolio.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. A portfolio may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps.  Interest rate swaps represent an agreement between a portfolio and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The portfolio settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

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The following tables summarize the interest rate swap contracts held at June 30, 2014, and the range of notional contract amounts held by the portfolios during the six months ended June 30, 2014. In addition, the tables detail how the portfolios used interest rate swap contracts during the six months ended June 30, 2014.

Global Bond Trust

The portfolio used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased. During the six-months ended June 30, 2014, the portfolio held interest rate swaps with total USD notional amounts ranging from approximately $95.0 million to $744.1 million, as measured at each quarter end.

Portfolio	Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Portfolio	Payments Received by Portfolio	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Global Bond Trust
	Barclays Capital	18,200,000	MXN	$1,371,566	MXN-TIIE- Banxico	Fixed 6.8%	Dec 2023	($16,942)	$103,163	$86,221
	Barclays Capital	12,000,000	MXN	924,410	MXN-TIIE- Banxico	Fixed 6.985%	May 2034	—	7,429	7,429
	BNP Paribas SA	22,632,710	BRL	15,084,175	Fixed 11.47%	BRL-Interbank-Deposit- Rate-Annualized	Jan 2017	34,814	(174,997)	(140,183)
	BNP Paribas SA	425,255	BRL	583,614	Fixed 12.56%	BRL-Interbank-Deposit- Rate-Annualized	Jan 2021	(7,681)	(4,355)	(12,036)
	BNP Paribas SA	70,000,000	MXN	5,243,560	MXN-TIIE- Banxico	Fixed 6.8%	Dec 2023	(37,667)	369,286	331,619
	Deutsche Bank AG	556,102	BRL	762,332	Fixed 12.56%	BRL-Interbank-Deposit- Rate-Annualized	Jan 2021	(9,133)	(6,607)	(15,740)
	Deutsche Bank AG	32,200,000	MXN	2,408,647	MXN-TIIE- Banxico	Fixed 6.8%	Dec 2023	(7,543)	160,088	152,545
	Goldman Sachs Bank USA	130,848	BRL	179,372	Fixed 12.56%	BRL-Interbank-Deposit- Rate-Annualized	Jan 2021	(2,113)	(1,590)	(3,703)
	Goldman Sachs Bank USA	100,000	MXN	7,555	MXN-TIIE- Banxico	Fixed 6.8%	Dec 2023	78	396	474
	HSBC Bank USA	34,800,000	MXN	2,660,446	MXN-TIIE- Banxico	Fixed 6.8%	Dec 2023	406	164,456	164,862
	JPMorgan Chase Bank	25,900,000	MXN	1,972,244	MXN-TIIE- Banxico	Fixed 6.8%	Dec 2023	(13,281)	135,980	122,699

Exchange Cleared Swaps
		22,400,000	EUR	$31,155,031	Fixed .4%	EUR-EURIBOR-Reuters	Mar 2015	($31,754)	($19,439)	($51,193)
		197,000,000	USD	197,000,000	Fixed 1.0%	USD-LIBOR-BBA	Sep 2016	(894,380)	(247,944)	(1,142,324)
		87,300,000	GBP	148,095,391	Fixed 1.750%	GBP-LIBOR-BBA	Dec 2016	282,204	116,364	398,568
		9,300,000	USD	9,300,000	Fixed .750%	USD-LIBOR-BBA	Dec 2016	25,599	59	25,658
		39,500,000	USD	39,500,000	Fixed 1.250%	USD-LIBOR-BBA	Mar 2017	(39,500)	(82,373)	(121,873)
		61,600,000	USD	61,600,000	Fixed 1.250%	USD-LIBOR-BBA	Jun 2017	150,710	(68,123)	82,587
		10,000,000	MXN	770,342	MXN-TIIE- Banxico	Fixed 5.640%	Jun 2021	—	4,219	4,219
		55,100,000	USD	55,100,000	Fixed 2.50%	USD-LIBOR-BBA	Jun 2021	(293,910)	(974,193)	(1,268,103)
		37,000,000	USD	37,000,000	USD-LIBOR-BBA	Fixed 3%	Jun 2023	(2,068,448)	1,269,059	(799,389)
		25,300,000	MXN	1,961,544	MXN-TIIE- Banxico	Fixed 6.8%	Dec 2023	92,398	26,786	119,184
		5,200,000	USD	5,200,000	USD-LIBOR-BBA	Fixed 4.5%	Jun 2024	(27,810)	208,370	180,560
		31,900,000	EUR	44,249,950	Fixed 2%	EUR-EURIBOR-Reuters	Sep 2024	(415,480)	(1,730,399)	(2,145,879)
		6,690,000,000	JPY	65,941,308	JPY-LIBOR-BBA	Fixed 1.50%	Jun 2033	(207,001)	1,141,625	934,624
		6,200,000	GBP	10,315,247	Fixed 3.5%	GBP-LIBOR-BBA	Sep 2044	(150,225)	(319,140)	(469,365)
		4,100,000	EUR	5,708,676	Fixed 2.750%	EUR-EURIBOR-Reuters	Sep 2044	(428,593)	(290,015)	(718,608)
				$744,095,410				($4,065,252)	($211,895)	($4,277,147)

Investment Quality Bond Trust

The portfolio used interest rate swaps to manage against anticipated interest rate changes. During the six months ended June 30, 2014, the portfolio held interest rate swaps with the USD notional amounts as represent below, as measured at each quarter end.

Portfolio	Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Portfolio	Payments Received by Portfolio	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Investment Quality Bond Trust
	JPMorgan Chase Bank, N.A.	5,100,000	USD	$5,100,000	Fixed 4.318%	3 Month LIBOR	Dec 2028	—	($832,607)	($832,607)
	JPMorgan Chase Bank, N.A.	2,100,000	USD	2,100,000	Fixed 3.425%	3 Month LIBOR	Jun 2039	—	(56,081)	(56,081)
				$7,200,000				—	($888,688)	($888,688)

80

DERIVATIVE INSTRUMENTS, CONTINUED

Real Return Bond Trust

The portfolio used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased. During the six months ended June 30, 2014, the portfolio held interest rate swaps with total USD notional amounts ranging from approximately $12.9 million to $15.1 million, as measured at each quarter end.

Portfolio	Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Portfolio	Payments Received by Portfolio	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Real Return Bond Trust
	HSBC Bank	1,097,682	BRL	$726,942	CDI	Fixed 10.91%	Jan 2017	$36	($275)	($239)
	Morgan Stanley Capital Services	6,151,380	BRL	3,919,319	CDI	Fixed 8.22%	Jan 2017	(435)	(248,083)	(248,518)
	UBS AG	2,932,553	BRL	1,879,473	CDI	Fixed 8.15%	Jan 2017	—	(122,079)	(122,079)

Exchange Cleared Swaps
		200,000,000	JPY	2,025,595	Fixed 1.00%	JPY-LIBOR-BBA	Sep 2023	(16,388)	(54,220)	(70,608)
		2,600,000	USD	2,600,000	Fixed 3.50%	3 Month Libor	Dec 2043	103,915	(201,638)	(97,723)
		2,500,000	USD	2,500,000	Fixed 3.75%	USD-LIBOR-BBA	Jun 2044	(85,113)	(133,172)	(218,285)
		300,000	EUR	416,835	Fixed 2.75%	EUR-EURIBOR-Reuters	Sep 2044	(20,734)	(31,847)	(52,581)
		100,000	USD	100,000	Fixed 3.50%	USD-LIBOR-BBA	Dec 2044	(977)	(1,111)	(2,088)
				$14,168,164				($19,696)	($792,425)	($812,121)

Total Return Trust

The portfolio used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased. During the six months ended June 30, 2014, the portfolio held interest rate swaps with total USD notional amounts ranging from approximately $1.6 billion to $1.7 billion, as measured at each quarter end.

Portfolio	Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Portfolio	Payments Received by Portfolio	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Total Return Trust
	Bank Of America NA	2,790,126	BRL	$1,883,986	BRL-Interbank-Deposit- Rate-Annualized	Fixed 8.86%	Jan 2017	$2,973	($76,768)	($73,795)
	Bank Of America NA	44,000,000	MXN	3,289,966	MXN-TIIE-Banxico	Fixed 5.70%	Jan 2019	(10,674)	145,773	135,099
	Barclays Bank PLC	341,700,000	MXN	25,180,510	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	69,694	920,337	990,031
	Barclays Bank PLC	87,000,000	MXN	6,291,655	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2017	(29,905)	286,023	256,118
	Barclays Bank PLC	1,800,000	MXN	139,367	MXN-TIIE-Banxico	Fixed 5.00%	Sep 2017	(677)	3,847	3,170
	Barclays Bank PLC	100,000	MXN	7,757	MXN-TIIE-Banxico	Fixed 5.75%	Jun 2023	(257)	175	(82)
	Barclays Bank PLC	200,000	MXN	15,512	MXN-TIIE-Banxico	Fixed 6.00%	Jun 2023	(311)	426	115
	BNP Paribas	100,000	MXN	7,877	MXN-TIIE-Banxico	Fixed 5.75%	Jun 2023	(116)	34	(82)
	Deutsche Bank AG	1,455,310	BRL	1,006,543	BRL-Interbank-Deposit- Rate-Annualized	Fixed 9.13%	Jan 2017	7,165	(46,161)	(38,996)
	Deutsche Bank AG	14,000,000	MXN	1,046,807	MXN-TIIE-Banxico	Fixed 5.70%	Jan 2019	(5,288)	48,274	42,986
	Deutsche Bank AG	200,000	MXN	15,676	MXN-TIIE-Banxico	Fixed 5.75%	Jun 2023	(303)	139	(164)
	Goldman Sachs	1,529,860	BRL	1,041,796	BRL-Interbank-Deposit- Rate-Annualized	Fixed 9.095%	Jan 2017	—	(42,505)	(42,505)
	Goldman Sachs	14,000,000	MXN	1,046,807	MXN-TIIE-Banxico	Fixed 5.70%	Jan 2019	(3,675)	46,661	42,986
	Goldman Sachs	200,000	MXN	15,555	MXN-TIIE-Banxico	Fixed 5.75%	Jun 2023	(436)	272	(164)
	HSBC Bank USA	248,800,000	MXN	19,069,343	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	41,899	678,967	720,866
	HSBC Bank USA	2,488,933	BRL	1,708,543	BRL-Interbank-Deposit- Rate-Annualized	Fixed 8.95%	Jan 2017	(15)	(73,511)	(73,526)
	HSBC Bank USA	40,000,000	MXN	2,868,671	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2017	(10,101)	127,856	117,755
	HSBC Bank USA	5,200,000	MXN	403,791	MXN-TIIE-Banxico	Fixed 5.00%	Sep 2017	(2,157)	11,315	9,158
	HSBC Bank USA	7,800,000	MXN	611,285	MXN-TIIE-Banxico	Fixed 4.75%	Feb 2018	(4,607)	11,572	6,965
	HSBC Bank USA	92,000,000	MXN	7,135,517	MXN-TIIE-Banxico	Fixed 5.00%	Jun 2018	(116,891)	244,635	127,744
	HSBC Bank USA	11,800,000	MXN	921,594	MXN-TIIE-Banxico	Fixed 5.50%	Sep 2022	(18,529)	694	(17,835)
	HSBC Bank USA	300,000	MXN	23,631	MXN-TIIE-Banxico	Fixed 5.75%	Jun 2023	(431)	182	(249)
	JPMorgan Chase Bank NA	14,000,000	MXN	1,046,807	MXN-TIIE-Banxico	Fixed 5.70%	Jan 2019	(4,321)	47,307	42,986
	JPMorgan Chase Bank NA	300,000	MXN	22,662	MXN-TIIE-Banxico	Fixed 6.00%	Jun 2023	(984)	1,157	173
	Morgan Stanley Capital Services Inc.	13,600,000	MXN	1,105,893	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	1,262	38,142	39,404
	Morgan Stanley Capital Services Inc.	50,000,000	MXN	3,608,427	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2017	(13,447)	160,641	147,194
	Morgan Stanley Capital Services Inc.	60,000,000	MXN	4,653,598	MXN-TIIE-Banxico	Fixed 5.00%	Jun 2018	(77,416)	160,727	83,311
	Morgan Stanley Capital Services Inc.	11,100,000	MXN	906,274	MXN-TIIE-Banxico	Fixed 6.350%	Jun 2021	1,904	39,445	41,349
	Morgan Stanley Capital Services Inc.	22,000,000	MXN	1,706,913	MXN-TIIE-Banxico	Fixed 5.50%	Sep 2022	(43,868)	10,616	(33,252)
	UBS AG	2,786,399	BRL	1,903,414	BRL-Interbank-Deposit- Rate-Annualized	Fixed 8.90%	Jan 2017	1,218	(83,967)	(82,749)

Exchange Cleared Swaps
		148,300,000	USD	148,300,000	3 month Libor	Fixed 1.5%	Mar 2016	1,203,319	73,944	1,277,263
		397,400,000	USD	397,400,000	USD-LIBOR-BBA	Fixed 1.5%	Dec 2016	316,637	444,940	761,577
		228,100,000	USD	228,100,000	USD-LIBOR-BBA	Fixed 1.75%	Jun 2017	6,124	(101,128)	(95,004)
		478,800,000	USD	478,800,000	3 month Libor	Fixed 3.00%	Sep 2017	2,887,824	1,637,219	4,525,043
		122,100,000	USD	122,100,000	Federal Fund Effective Rate US	Fixed 1.00%	Oct 2017	(143,913)	(902,753)	(1,046,666)
		300,000	MXN	22,883	MXN-TIIE-Banxico	Fixed 5.50%	Sep 2022	(833)	379	(454)
		19,100,000	USD	19,100,000	Fixed 2.75%	USD-LIBOR-BBA	Jun 2024	(114,600)	(135,500)	(250,100)
		127,600,000	USD	127,600,000	Fixed 2.75%	3 month Libor	Jun 2043	9,060,066	4,875,249	13,935,315
		9,000,000	USD	9,000,000	Fixed 3.50%	3 month Libor	Dec 2043	331,376	(669,649)	(338,273)
				$1,619,109,060				$13,327,706	$7,885,006	$21,212,712

The following are abbreviations for the tables above:

BBA	The British Bankers’ Association
CDI	Brazil Interbank Deposit Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
TIIE	Tasa de Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)

81

DERIVATIVE INSTRUMENTS, CONTINUED

Credit default swaps.  Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. A portfolio may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, a portfolio may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

The following tables summarize the contracts held at June 30, 2014, and the range of notional contracts amounts held by the portfolios during the six months ended June 30, 2014. In addition, the tables detail how the portfolios used credit default swap contracts as buyer of protection during the six months ended June 30, 2014.

Global Bond Trust

The portfolio used credit default swaps to manage against potential credit events, gain exposure to securities or credit index and as a substitute for securities purchased. During the six months ended June 30, 2014, the portfolio held credit default swaps with total USD notional amounts ranging from approximately $18.2 million to $20.8 million, as measured at each quarter end.

Portfolio	Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	Pay (Receive) Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Global Bond Trust
	Bank of America N.A.	CNA Financial Corp.	4,000,000	USD	$4,000,000	(0.940)%	Dec 2014	—	($17,679)	($17,679)
	Bank of America N.A.	Computer Sciences Corp.	2,050,000	USD	2,050,000	(0.970)%	Mar 2018	—	(39,869)	(39,869)
	Bank of America N.A.	Spectra Energy Capital, LLC	3,000,000	USD	3,000,000	(1.180)%	Jun 2018	—	(85,782)	(85,782)
	Bank of America N.A.	Starwood Hotels & Resorts Worldwide, Inc.	3,000,000	USD	3,000,000	(1.490)%	Jun 2018	—	(134,943)	(134,943)
	Deutsche Bank AG	Marsh & Mclennan Companies, Inc.	1,100,000	USD	1,100,000	(0.800)%	Sep 2015	—	(10,111)	(10,111)
	Deutsche Bank AG	Spectra Energy Capital, LLC	1,000,000	USD	1,000,000	(1.200)%	Jun 2018	—	(29,383)	(29,383)
	Morgan Stanley Capital Services Inc.	Spectra Energy Capital, LLC	1,000,000	USD	1,000,000	(1.150)%	Jun 2018	—	(27,410)	(27,410)
	The Royal Bank of Scotland PLC	The Cleveland Electric Illuminating Company	3,000,000	USD	3,000,000	(0.940)%	Jun 2017	—	(41,382)	(41,382)
					$18,150,000			—	($386,559)	($386,559)

High Yield Trust

The portfolio used credit default swaps to manage against potential credit events. During the six months ended June 30, 2014, the portfolio held credit default swaps with total USD notional amounts ranging from approximately $11.5 million to $14.6 million, as measured at each quarter end.

Portfolio	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/ Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
High Yield Trust

Exchange Cleared Swaps
	MARKIT CDX.NA.HY.22	11,503,800	USD	$11,503,800	(5.000)%	Jun 2019	($831,877)	($184,520)	($1,016,397)
				$11,503,800			($831,877)	($184,520)	($1,016,397)

Investment Quality Bond Trust

The portfolio used credit default swaps to manage against potential credit events. During the six months ended June 30, 2014, the portfolio held credit default swaps with the USD notional amounts ranging from approximately $10.6 million to $33.1 million, as measured at each quarter end.

Portfolio	Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/ Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Investment Quality Bond Trust
	Goldman Sachs International	CDX-EMS21V1-5Y	1,265,000	USD	$1,265,000	(5.000)%	Jun 2019	($131,485)	($20,791)	($152,276)
	Goldman Sachs International	CDX-EMS21V1-5Y	725,000	USD	725,000	(5.000)%	Jun 2019	(69,701)	(17,572)	(87,273)
	Goldman Sachs International	CDX-EMS21V1-5Y	500,000	USD	500,000	(5.000)%	Jun 2019	(55,486)	(4,702)	(60,188)

Exchange Cleared Swaps
		CDX-NAHYS22V1-5Y	445,500	USD	445,500	(5.000)%	Jun 2019	(38,648)	(713)	(39,361)
		ITRAXX-EUROPES21V1-5Y	4,010,000	EUR	5,490,894	(1.000)%	Jun 2019	(104,231)	1,945	(102,286)
		ITRAXX-XOVERS21V1-5Y	1,575,000	EUR	2,156,648	(5.000)%	Jun 2019	(226,892)	(27,341)	(254,233)
					$10,583,042			($626,443)	($69,174)	($695,617)

82

DERIVATIVE INSTRUMENTS, CONTINUED

Real Return Bond Trust

The portfolio used credit default swaps to manage against potential credit events. During the six months ended June 30, 2014, the portfolio held credit default swaps with total USD notional amounts ranging from approximately $10.1 million to $33.1 million, as measured at each quarter end.

Portfolio	Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/ Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Real Return Bond Trust
	Barclays Bank PLC	Everest Reinsurance Holdings, Inc.	1,000,000	USD	$1,000,000	(0.535)%	Dec 2014	—	($2,243)	($2,243)
	Credit Suisse Securities	iTraxx Europe Series 21 Version 1	100,000	EUR	140,917	(1.000)%	Jun 2019	($5,051)	2,499	(2,552)

Exchange Cleared Swaps
		CDX.NA.HY.22	178,200	USD	178,200	(5.000)%	Jun 2019	15,244	497	15,741
		iTraxx Europe Series 21 Version 1	700,000	EUR	971,811	(1.000)%	Jun 2024	(16,920)	16,149	(771)
					$2,290,928			—	$16,902	$10,175

Implied credit spreads are utilized in determining the market value of CDS agreements in which a portfolio is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a portfolio as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The following tables summarize the contracts held at June 30, 2014, and range of notional contract amounts held by the portfolios during the six months ended June 30, 2014. In addition, the tables detail how the portfolios used credit default swap contracts as seller of protection during the six months ended June 30, 2014.

Global Bond Trust

The portfolio used credit default swaps to take a long position in exposure of the benchmark credit. During the six months ended June 30, 2014 the portfolio held credit default swaps with total USD notional amounts ranging from approximately $18.6 million to $74.1 million, as measured at each quarter end.

Portfolio	Counterparty	Reference Obligation	Implied Credit Spread or Credit Rating at 6-30-14	Notional Amount	Currency	USD Notional Amount	Pay (Receive) Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Global Bond Trust
	Bank of America N.A.	Government of Japan	0.28%	4,800,000	USD	$4,800,000	1.000%	Jun 2018	$64,181	$74,007	$138,188
	Bank of America N.A.	Federative Republic of Brazil	1.31%	3,000,000	USD	3,000,000	1.000%	Mar 2019	(126,330)	85,584	(40,746)
	Bank of America N.A.	Republic of Italy	0.92%	200,000	USD	200,000	1.000%	Jun 2019	(4,091)	4,906	815
	Bank of America N.A.	Russian Federation	1.66%	100,000	USD	100,000	1.000%	Mar 2019	(3,985)	1,044	(2,941)
	Bank of America N.A.	Russian Federation	1.66%	1,100,000	USD	1,100,000	1.000%	Mar 2019	(62,260)	29,911	(32,349)
	Bank of America N.A.	Russian Federation	1.66%	300,000	USD	300,000	1.000%	Mar 2019	(17,189)	8,367	(8,822)
	Bank of America N.A.	Russian Federation	1.66%	200,000	USD	200,000	1.000%	Mar 2019	(11,050)	5,168	(5,882)
	Bank of America N.A.	Russian Federation	1.66%	900,000	USD	900,000	1.000%	Mar 2019	(71,487)	45,020	(26,467)
	Bank of America N.A.	Russian Federation	1.66%	900,000	USD	900,000	1.000%	Mar 2019	(57,132)	30,665	(26,467)
	Barclays Capital	People’s Republic of China	0.69%	600,000	USD	600,000	1.000%	Mar 2019	938	7,911	8,849
	Barclays Capital	Russian Federation	1.66%	1,100,000	USD	1,100,000	1.000%	Mar 2019	(61,349)	29,000	(32,349)
	Barclays Capital	Russian Federation	1.66%	1,000,000	USD	1,000,000	1.000%	Mar 2019	(55,249)	25,841	(29,408)
	Citibank N.A	Federative Republic of Brazil	1.31%	700,000	USD	700,000	1.000%	Mar 2019	(27,098)	17,592	(9,506)
	Citibank N.A	Russian Federation	1.66%	600,000	USD	600,000	1.000%	Mar 2019	(34,130)	16,485	(17,645)
	Citibank N.A	Russian Federation	1.66%	800,000	USD	800,000	1.000%	Mar 2019	(49,476)	25,949	(23,527)
	Citibank N.A	Russian Federation	1.72%	400,000	USD	400,000	1.000%	Jun 2019	(31,108)	17,751	(13,357)
	Deutsche Bank AG	Federative Republic of Brazil	1.31%	2,400,000	USD	2,400,000	1.000%	Mar 2019	(91,377)	58,786	(32,591)
	Deutsche Bank AG	Government of Japan	0.28%	2,300,000	USD	2,300,000	1.000%	Jun 2018	31,671	34,544	66,215
	Deutsche Bank AG	People’s Republic of China	0.69%	1,500,000	USD	1,500,000	1.000%	Mar 2019	(222)	22,331	22,109
	Deutsche Bank AG	Republic of Italy	0.89%	4,500,000	USD	4,500,000	1.000%	Mar 2019	(77,310)	100,581	23,271
	Deutsche Bank AG	Republic of Italy	0.89%	6,200,000	USD	6,200,000	1.000%	Mar 2019	(111,737)	143,799	32,062
	Deutsche Bank AG	Russian Federation	1.66%	1,000,000	USD	1,000,000	1.000%	Mar 2019	(70,912)	41,504	(29,408)
	Goldman Sachs International	Federative Republic of Brazil	1.31%	600,000	USD	600,000	1.000%	Mar 2019	(24,273)	16,125	(8,148)
	Goldman Sachs International	Government of Japan	0.28%	4,500,000	USD	4,500,000	1.000%	Jun 2018	64,848	64,704	129,552
	Goldman Sachs International	Government of Japan	0.28%	4,700,000	USD	4,700,000	1.000%	Jun 2018	72,797	62,513	135,310
	HSBC Bank USA	Federative Republic of Brazil	1.37%	2,900,000	USD	2,900,000	1.000%	Jun 2019	(58,059.00)	7,663	(50,396)
	HSBC Bank USA	JSC Gazprom	2.30%	1,000,000	USD	1,000,000	1.000%	Mar 2019	(61,484)	4,900	(56,584)
	HSBC Bank USA	Republic of Italy	0.89%	100,000	USD	100,000	1.000%	Mar 2019	(1,761)	2,278	517
	HSBC Bank USA	Russian Federation	1.66%	200,000	USD	200,000	1.000%	Mar 2019	(10,884)	5,002	(5,882)
	HSBC Bank USA	Russian Federation	1.66%	600,000	USD	600,000	1.000%	Mar 2019	(41,062)	23,417	(17,645)
	JPMorgan Chase Bank	Federative Republic of Brazil	1.31%	2,200,000	USD	2,200,000	1.000%	Mar 2019	(103,165)	73,359	(29,806)

83

DERIVATIVE INSTRUMENTS, CONTINUED

Portfolio	Counterparty	Reference Obligation	Implied Credit Spread or Credit Rating at 6-30-14	Notional Amount	Currency	USD Notional Amount	Pay (Receive) Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Global Bond Trust (continued)
	JPMorgan Chase Bank	People’s Republic of China	0.69%	1,400,000	USD	$1,400,000	1.000%	Mar 2019	$4,386	$16,261	$20,647
	Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	1.31%	6,600,000	USD	6,600,000	1.000%	Mar 2019	(279,295)	189,594	(89,701)
	Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	1.37%	700,000	USD	700,000	1.000%	Jun 2019	(15,357)	3,197	(12,160)
	Morgan Stanley Capital Services, Inc.	Government of Japan	0.28%	2,300,000	USD	2,300,000	1.000%	Jun 2018	31,219	34,996	66,215
	Morgan Stanley Capital Services, Inc.	JSC Gazprom	2.30%	1,200,000	USD	1,200,000	1.000%	Mar 2019	(75,744)	7,843	(67,901)
	Morgan Stanley Capital Services, Inc.	People’s Republic of China	0.69%	200,000	USD	200,000	1.000%	Mar 2019	(178)	3,128	2,950

Exchange Cleared Swap
		CDX.NA.IG.22	0.58%	10,300,000	USD	10,300,000	1.000%	Jun 2019	172,999	33,106	206,105
						$74,100,000			($1,191,715)	$1,374,832	$183,117

Investment Quality Bond Trust

The portfolio used credit default swaps to take a long position in exposure of the benchmark credit. During the six months ended June 30, 2014, the portfolio held credit default swaps with the USD notional amounts ranging from approximately $5.0 million to $65.5 million, as represent below, as measured at each quarter end.

Portfolio	Reference Obligation	Implied Credit Spread and/or credit rating at 6-30-14	Notional Amount	Currency	USD Notional Amount	(Pay) / Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Investment Quality Bond Trust

Exchange Cleared Swaps
	CDX-NAIGS22V1-5Y	0.58%	4,950,000	USD	$4,950,000	1.000%	Jun 2019	($95,242)	($3,835)	($99,077)
					$4,950,000			($95,242)	($3,835)	($99,077)

Real Return Bond Trust

The portfolio used credit default swaps to take a long position in exposure of the benchmark credit. During the six month ended June 30, 2014, the portfolio held credit default swaps with total USD notional amounts ranging from approximately $300,000 to $813,000, as measured at each quarter end.

Portfolio	Counterparty	Reference Obligation	Implied Credit Spread and/or credit rating at 6-30-14	Notional Amount	Currency	USD Notional Amount	(Pay)/ Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Real Return Bond Trust
	Bank of America N.A	Russian Federation	1.66%	100,000	USD	$100,000	1.000%	Mar 2019	($7,903)	$4,962	($2,941)
	JPMorgan Chase Bank, N.A.	Petroleo Brasileiro S/A Petrobras	0.69%	300,000	USD	300,000	1.000%	Sep 2015	(2,046)	3,279	1,233
						$400,000			($9,949)	$8,241	($1,708)

Total Return Trust

The portfolio used credit default swaps to take a long position in exposure of the benchmark credit. During the six months ended June 30, 2014, the portfolio held credit default swaps with total USD notional amounts ranging from approximately $126.9 million to $147.0 million, as measured at each quarter end.

Portfolio	Counterparty	Reference Obligation	Implied Credit Spread and/or Credit Rating at 6-30-14	Notional Amount	Currency	USD Notional Amount	(Pay)/ Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Total Return Trust
	Bank of America NA	Berkshire Hathaway Inc.	0.08%	2,900,000	USD	$2,900,000	1.000%	Mar 2015	($7,210)	$27,457	$20,247
	Bank of America NA	United Mexican States	0.17%	600,000	USD	600,000	1.000%	Sep 2015	181	6,176	6,357
	Bank of America NA	General Electric Capital Corporation	0.28%	2,600,000	USD	2,600,000	1.000%	Dec 2015	(15,247)	44,016	28,769
	Bank of America NA	General Electric Capital Corporation	0.28%	2,500,000	USD	2,500,000	1.000%	Dec 2015	(14,326)	41,989	27,663
	Bank of America NA	Federative Republic of Brazil	0.46%	1,000,000	USD	1,000,000	1.950%	Apr 2016	(720)	31,645	30,925

84

DERIVATIVE INSTRUMENTS, CONTINUED

Portfolio	Counterparty	Reference Obligation	Implied Credit Spread and/or Credit Rating at 6-30-14	Notional Amount	Currency	USD Notional Amount	(Pay)/ Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Total Return Trust (continued)
	Bank of America NA	Citigroup Inc.	0.31%	2,000,000	USD	$2,000,000	1.000%	Sep 2016	$17,603	$14,041	$31,644
	Bank of America NA	CMBX.NA.AAA Indices	Aaa	2,900,000	USD	2,900,000	0.500%	May 2063	(123,661)	81,235	(42,426)
	Barclays Bank PLC	Federative Republic of Brazil	0.27%	500,000	USD	500,000	1.000%	Jun 2015	(1,339)	5,076	3,737
	Barclays Bank PLC	Republic of Indonesia	0.60%	3,100,000	USD	3,100,000	1.000%	Jun 2016	(19,724)	45,525	25,801
	Barclays Bank PLC	Republic of Indonesia	0.60%	2,100,000	USD	2,100,000	1.000%	Jun 2016	(13,737)	31,215	17,478
	Barclays Bank PLC	Republic of Indonesia	0.60%	1,900,000	USD	1,900,000	1.000%	Jun 2016	(11,832)	27,645	15,813
	Barclays Bank PLC	Republic of Indonesia	0.60%	1,800,000	USD	1,800,000	1.000%	Jun 2016	(11,046)	26,027	14,981
	Barclays Bank PLC	General Electric Capital Corporation	0.30%	2,300,000	USD	2,300,000	1.000%	Sep 2016	18,711	17,841	36,552
	Barclays Bank PLC	People’s Republic of China	0.29%	1,100,000	USD	1,100,000	1.000%	Dec 2016	18,259	1,579	19,838
	Barclays Bank PLC	People’s Republic of China	0.29%	1,200,000	USD	1,200,000	1.000%	Dec 2016	17,192	4,449	21,641
	Barclays Bank PLC	Russian Federation	1.66%	1,200,000	USD	1,200,000	1.000%	Mar 2019	(65,305)	30,015	(35,290)
	Barclays Bank PLC	Republic of Italy	0.92%	700,000	USD	700,000	1.000%	Jun 2019	(4,555)	7,407	2,852
	Barclays Bank PLC	Republic of Italy	0.92%	800,000	USD	800,000	1.000%	Jun 2019	(4,836)	8,095	3,259
	BNP Paribas	United States Of America	0.06%	7,800,000	EUR	10,936,378	0.250%	Mar 2016	(41,120)	77,124	36,004
	Citibank NA	Russian Federation	1.66%	1,000,000	USD	1,000,000	1.000%	Mar 2019	(54,835)	25,427	(29,408)
	Citibank NA	United Mexican States	0.15%	1,500,000	USD	1,500,000	1.000%	Mar 2015	(4,838)	14,591	9,753
	Citibank NA	Republic Of Indonesia	0.32%	500,000	USD	500,000	1.000%	Sep 2015	(2,691)	7,037	4,346
	Citibank NA	Federative Republic Of Brazil	0.29%	1,000,000	USD	1,000,000	1.000%	Sep 2015	(3,798)	12,849	9,051
	Citibank NA	United Mexican States	0.17%	700,000	USD	700,000	1.000%	Sep 2015	(2,573)	9,989	7,416
	Citibank NA	United Mexican States	0.19%	11,600,000	USD	11,600,000	1.000%	Mar 2016	(31,778)	198,262	166,484
	Citibank NA	United Mexican States	0.20%	3,600,000	USD	3,600,000	1.000%	Jun 2016	(3,030)	61,499	58,469
	Citibank NA	Republic of Italy	0.68%	2,100,000	USD	2,100,000	1.000%	Jun 2019	12,015	8,386	20,401
	Citibank NA	Republic of Indonesia	0.60%	600,000	USD	600,000	1.000%	Jun 2016	(4,316)	9,310	4,994
	Credit Suisse International	People’s Republic of China	0.13%	700,000	USD	700,000	1.000%	Mar 2015	467	4,180	4,647
	Credit Suisse International	Federative Republic of Brazil	0.27%	6,900,000	USD	6,900,000	1.000%	Jun 2015	(18,101)	69,671	51,570
	Deutsche Bank AG	Republic of Italy	0.92%	500,000	USD	500,000	1.000%	Jun 2019	(3,500)	5,537	2,037
	Deutsche Bank AG	United Mexican States	0.15%	1,000,000	USD	1,000,000	1.000%	Mar 2015	(3,225)	9,727	6,502
	Deutsche Bank AG	Federative Republic of Brazil	0.27%	2,800,000	USD	2,800,000	1.000%	Jun 2015	(5,750)	26,677	20,927
	Deutsche Bank AG	Federative Republic of Brazil	0.27%	700,000	USD	700,000	1.000%	Jun 2015	(1,253)	6,485	5,232
	Deutsche Bank AG	General Electric Capital Corporation	0.26%	1,300,000	USD	1,300,000	1.000%	Sep 2015	9,758	2,531	12,289
	Deutsche Bank AG	General Electric Capital Corporation	0.29%	400,000	USD	400,000	1.000%	Mar 2016	(7,318)	12,386	5,068
	Deutsche Bank AG	United Mexican States	0.19%	7,200,000	USD	7,200,000	1.000%	Mar 2016	(17,960)	121,295	103,335
	Deutsche Bank AG	Berkshire Hathaway Inc.	0.17%	1,100,000	USD	1,100,000	1.000%	Sep 2016	12,625	8,081	20,706
	Deutsche Bank AG	JPMorgan Chase & Co.	0.27%	2,300,000	USD	2,300,000	1.000%	Sep 2016	21,779	16,433	38,212
	Deutsche Bank AG	People’s Republic of China	0.29%	1,000,000	USD	1,000,000	1.000%	Dec 2016	15,541	2,493	18,034
	Deutsche Bank AG	People’s Republic of China	0.29%	1,000,000	USD	1,000,000	1.000%	Dec 2016	15,818	2,216	18,034
	Deutsche Bank AG	The Export-Import Bank of China	0.69%	400,000	USD	400,000	1.000%	Jun 2017	(10,033)	13,810	3,777
	Deutsche Bank AG	Federative Republic of Brazil	1.31%	400,000	USD	400,000	1.000%	Mar 2019	(15,938)	10,506	(5,432)
	Deutsche Bank London Branch	Federative Republic of Brazil	0.50%	2,400,000	USD	2,400,000	1.000%	Jun 2016	(3,139)	27,548	24,409
	Goldman Sachs	Berkshire Hathaway Inc.	0.08%	1,400,000	USD	1,400,000	1.000%	Mar 2015	(3,481)	13,255	9,774
	Goldman Sachs	Federative Republic of Brazil	0.27%	500,000	USD	500,000	1.000%	Jun 2015	(1,251)	4,988	3,737
	Goldman Sachs	CDX.NA.IG.9-V4	0.12%	964,499	USD	964,499	0.548%	Dec 2017	—	14,378	14,378
	Goldman Sachs	Russian Federation	1.66%	3,000,000	USD	3,000,000	1.000%	Mar 2019	(165,746)	77,521	(88,225)
	Goldman Sachs	Republic of Italy	0.92%	400,000	USD	400,000	1.000%	Jun 2019	(1,775)	3,405	1,630
	HSBC Bank USA	Federative Republic of Brazil	0.27%	2,300,000	USD	2,300,000	1.000%	Jun 2015	(11,896)	29,086	17,190
	HSBC Bank USA	Federative Republic of Brazil	0.29%	1,700,000	USD	1,700,000	1.000%	Sep 2015	(4,128)	19,514	15,386
	HSBC Bank USA	Republic of Indonesia	0.60%	2,100,000	USD	2,100,000	1.000%	Jun 2016	(13,925)	31,403	17,478
	HSBC Bank USA	United Mexican States	0.20%	300,000	USD	300,000	1.000%	Sep 2016	1,190	4,246	5,436
	HSBC Bank USA	United Mexican States	0.24%	200,000	USD	200,000	1.000%	Dec 2016	1,559	2,275	3,834
	HSBC Bank USA	Russian Federation	1.66%	4,500,000	USD	4,500,000	1.000%	Mar 2019	(247,689)	115,352	(132,337)
	HSBC Bank USA	Republic of Italy	0.92%	500,000	USD	500,000	1.000%	Jun 2019	(3,500)	5,537	2,037
	HSBC Bank USA	Republic of Italy	0.92%	1,200,000	USD	1,200,000	1.000%	Jun 2019	(5,604)	10,493	4,889
	HSBC Bank USA	Russian Federation	1.30%	300,000	USD	300,000	1.000%	Jun 2019	(6,042)	3,504	(2,538)
	JPMorgan Chase Bank NA	Federative Republic of Brazil	0.29%	2,100,000	USD	2,100,000	1.000%	Sep 2015	(5,429)	24,435	19,006
	JPMorgan Chase Bank NA	Republic of Indonesia	0.60%	1,600,000	USD	1,600,000	1.000%	Jun 2016	(11,227)	24,543	13,316
	JPMorgan Chase Bank NA	United Mexican States	0.20%	200,000	USD	200,000	1.000%	Sep 2016	826	2,798	3,624
	JPMorgan Chase Bank NA	United Mexican States	0.24%	2,300,000	USD	2,300,000	1.000%	Dec 2016	24,941	19,145	44,086
	JPMorgan Chase Bank NA	CDX.NA.IG.9-V4	0.12%	2,121,897	USD	2,121,897	0.553%	Dec 2017	—	32,000	32,000
	JPMorgan Chase Bank NA	Russian Federation	1.72%	200,000	USD	200,000	1.000%	Jun 2019	(11,048)	4,370	(6,678)
	Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	0.27%	800,000	USD	800,000	1.000%	Jun 2015	(1,450)	7,429	5,979
	The Royal Bank Of Scotland PLC	People’s Republic of China	0.25%	300,000	USD	300,000	1.000%	Sep 2016	904	4,254	5,158
	UBS AG	Berkshire Hathaway Inc.	0.08%	1,400,000	USD	1,400,000	1.000%	Mar 2015	(3,571)	13,345	9,774
	UBS AG	United States Of America	0.05%	12,700,000	EUR	16,290,280	0.250%	Sep 2015	(39,107)	84,185	45,078
	UBS AG	Federative Republic of Brazil	0.29%	500,000	USD	500,000	1.000%	Sep 2015	(1,153)	5,678	4,525

Exchange Cleared Swap
		CDX.NA.IG.22	0.58%	5,000,000	USD	5,000,000	1.000%	Jun 2019	78,266	21,778	100,044
						$147,013,054			($799,121)	$1,794,400	$995,279

Inflation Swaps.  In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

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The following table summarizes the inflation swap contracts the portfolio held as June 30, 2014.

Real Return Bond Trust

The portfolio used inflation swaps to take a position on current versus future inflation expectations. During the six month ended June 30, 2014, the portfolio held inflation swaps with total USD notional amounts ranging from approximately $14.0 million to $18.6 million, as measured at each quarter end.

Portfolio	Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Portfolio	Payments Received by Portfolio	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Real Return Bond Trust
	Bank of America	900,000	EUR	$1,202,445	FRC-EXT-CPI	Fixed 1.95%	Jul 2021	($385)	$54,397	$54,012
	BNP Paribas	300,000	USD	300,000	Fixed 1.825%	USA-CPI-U	Nov 2016	(61)	3,225	3,164
	BNP Paribas	800,000	USD	800,000	Fixed 1.9075%	USA-CPI-U	Apr 2017	—	4,602	4,602
	BNP Paribas	4,900,000	USD	4,900,000	Fixed 2.25%	USA-CPI-U	Jul 2017	5,157	(73,511)	(68,354)
	BNP Paribas	1,700,000	USD	1,700,000	Fixed 2.50%	USA-CPI-U	Jul 2022	21,046	(50,905)	(29,859)
	Deutsche Bank AG	500,000	USD	500,000	Fixed 1.825%	USA-CPI-U	Nov 2016	(104)	5,377	5,273
	Deutsche Bank AG	800,000	USD	800,000	Fixed 1.845%	USA-CPI-U	Nov 2016	—	7,945	7,945
	Deutsche Bank AG	400,000	USD	400,000	Fixed 2.56%	USA-CPI-U	May 2023	—	(5,743)	(5,743)
	Goldman Sachs Bank USA	300,000	USD	300,000	Fixed 2.175%	USA-CPI-U	Oct 2018	(187)	1,219	1,032
	Royal Bank of Scotland	400,000	USD	400,000	Fixed 1.935%	USA-CPI-U	Oct 2016	—	2,654	2,654
	Royal Bank of Scotland	2,700,000	USD	2,700,000	Fixed 2.25%	USA-CPI-U	Jul 2017	3,327	(40,992)	(37,665)
				$14,002,445				$28,793	($91,732)	($62,939)

The following are abbreviation for the table above:

FRC-EXT-CPI	France Consumer Price ex-Tobacco Index
USA-CPI-U	Consumer Price All Urban Non-Seasonally Adjusted Index

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the portfolios at June 30, 2014, by risk category:

Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
Global Bond Trust	Interest rate contracts	Receivable/payable for futures	Futures†	$2,041,067	($821,729)
	Interest rate contracts	Written options, at value	Written options	—	(872,884)
	Foreign currency contracts	Written options, at value	Written options	—	(1,881,032)
	Credit contracts	Written options, at value	Written options	—	(5,607)
	Interest rate contracts	Swap contracts, at value	Interest rate swapsˆ	2,611,249	(6,888,396)
	Interest rate contracts	Investments in unaffiliated issuers, at value*	Purchased options	662,660	—
	Credit contracts	Swap contracts, at value	Credit default swapsˆ	852,805	(1,056,247)
	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	2,857,085	(5,300,939)
				$9,024,866	($16,826,834)
High Yield Trust	Interest rate contracts	Receivable/payable for futures	Futures†	—	($8,428)
	Credit contracts	Swap contracts, at value	Credit default swapsˆ	—	(1,016,397)
	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	$140,944	(45,032)
				$140,944	($1,069,857)
Investment Quality Bond Trust	Interest rate contracts	Receivable/payable for futures	Futures†	$82,756	($182,917)
	Interest rate contracts	Swap contracts, at value	Interest rate swapsˆ	—	(888,688)
	Credit contracts	Swap contracts, at value	Credit default swapsˆ	—	(794,694)
	Interest rate contracts	Investments in unaffiliated issuers, at value*	Purchased options	85,953	—
	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	14,723	(39,479)
				$183,432	($1,905,778)
New Income Trust	Interest rate contracts	Receivable/payable for futures	Futures†	—	($230,035)
	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	$212,720	(1,361,962)
				$212,720	($1,591,997)

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DERIVATIVE INSTRUMENTS, CONTINUED

Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
Real Return Bond Trust	Interest rate contracts	Receivable/payable for futures	Futures†	—	($7,209)
	Interest rate contracts	Written options, at value	Written options	—	(8,380)
	Credit contracts	Written options, at value	Written options	—	(768)
	Interest rate contracts	Swap contracts, at value	Interest rate swapsˆ	$78,682	(953,742)
	Interest rate contracts	Investments in unaffiliated issuers, at value*	Purchased options	2,401	—
	Credit contracts	Swap contracts, at value	Credit default swapsˆ	16,974	(8,507)
	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	157,600	(229,849)
				$255,657	($1,208,455)
Short Term Government Income Trust	Interest rate contracts	Receivable/payable for futures	Futures†	$51,676	—
				$51,676	—
Strategic Income Opportunities Trust	Interest rate contracts	Receivable/payable for futures	Futures†	$9,478	($159,103)
	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	2,356,898	(6,313,681)
	Foreign currency contracts	Investments in unaffiliated issuers, at value*	Purchased options	245,244	—
				$2,611,620	($6,472,784)
Total Return Trust	Interest rate contracts	Receivable/payable for futures	Futures†	$1,678,986	($52,410)
	Interest rate contracts	Written options, at value	Written options	—	(321,007)
	Foreign currency contracts	Written options, at value	Written options	—	(61,461)
	Interest rate contracts	Swap contracts, at value	Interest rate swapsˆ	23,306,608	(2,093,896)
	Credit contracts	Swap contracts, at value	Credit default swapsˆ	1,337,613	(342,334)
	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	2,748,074	(6,070,198)
				$29,071,281	($8,941,306)

†	Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the year end variation margin is separately disclosed in the Statements of assets and liabilities.

*	Purchased options are included in the Portfolio’s Investments

ˆ	Reflects cumulative appreciation/depreciation on swap contracts. Receivable/Payable for exchange cleared swaps, which represents margin, and swap contracts at value, which represents appreciation/depreciation on OTC swaps, are shown separately on Statements of assets and liabilities.

Effect of derivative instruments on the Statements of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2014:

	Statements of operations location — Net Realized Gain (Loss) on:
Portfolio	Risk	Investments (Purchased options)	Written options	Futures contracts	Swap contracts	Investments in unaffiliated issuers and foreign currency transactions*	Total
Global Bond Trust	Interest rate contracts	—	$1,007,338	($71,361)	($1,399,358)	—	($463,381)
	Credit contracts	—	—	—	(49,761)	—	(49,761)
	Foreign currency contracts	—	777,338	—	—	($7,611,188)	(6,833,850)
	Total	—	$1,784,676	($71,361)	($1,449,119)	($7,611,188)	($7,346,992)
High Yield Trust	Interest rate contracts	—	—	($577,492)	—	—	($577,492)
	Credit contracts	—	—	—	($437,356)	—	(437,356)
	Foreign currency contracts	—	—	—	—	($317,719)	(317,719)
	Total	—	—	(577,492)	($437,356)	($317,719)	($1,332,567)
Investment Quality Bond Trust	Interest rate contracts	($90,430)	—	($599,699)	—	—	($690,129)
	Credit contracts	—	—	—	($1,121,711)	—	(1,121,711)
	Foreign currency contracts	—	—	—	—	($210,489)	(210,489)
	Total	($90,430)	—	($599,699)	($1,121,711)	($210,489)	($2,022,329)
New Income Trust	Interest rate contracts	($161,329)	—	$1,752,472	—	—	$1,591,143
	Foreign currency contracts	—	—	—	—	($7,166,723)	(7,166,723)
	Total	($161,329)	—	$1,752,472	—	($7,166,723)	(5,575,580)
Real Return Bond Trust	Interest rate contracts	($38,033)	$156,900	($195,890)	($47,918)	—	($124,941)
	Credit contracts	—	—	—	8,523	—	8,523
	Foreign currency contracts	—	46,927	—	—	$89,118	136,045
	Total	($38,033)	$203,827	($195,890)	($39,395)	$89,118	$19,627

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	Statements of operations location — Net Realized Gain (Loss) on:
Portfolio	Risk	Investments (Purchased options)	Written options	Futures contracts	Swap contracts	Investments in unaffiliated issuers and foreign currency transactions*	Total
Short-Term Government Income Trust	Interest rate contracts	—	—	($184,335)	—	—	($184,335)
	Total	—	—	($184,335)	—	—	($184,335)
Strategic Income Opportunities	Interest rate contracts	$430,384	—	($4,929,269)	—	—	($4,498,885)
Trust	Foreign currency contracts	—	$48,695	—	—	$786,099	834,794
	Total	$430,384	$48,695	($4,929,269)	—	$786,099	($3,644,091)
Total Return Trust	Interest rate contracts	—	$3,685,736	$11,066,341	$7,834,073	—	$22,586,150
	Credit contracts	—	—	—	756,691	—	756,691
	Foreign currency contracts	—	—	—	—	($95,803)	(95,803)
	Total	—	$3,685,736	$11,066,341	$8,590,764	($95,803)	$23,247,038

*	Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statements of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2014:

	Statements of operations location — Change in Unrealized Appreciation (Depreciation) of:
Portfolio	Risk	Investments (Purchased Options)	Written Options	Futures contracts	Swap contracts	Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies*	Total
Global Bond Trust	Interest rate contracts	($1,095,106)	$5,286,879	$14,549	$432,735	—	$4,639,057
	Credit contracts	—	—	—	1,095,371	—	1,095,371
	Foreign currency contracts	—	(4,111,721)	—	—	$1,019,233	(3,092,488)
	Total	($1,095,106)	$1,175,158	$14,549	$1,528,106	$1,019,233	$2,641,940
High Yield Trust	Credit contracts	—	—	—	$193,932	—	$193,932
	Interest rate contracts	—	—	($19,540)	—	—	(19,540)
	Foreign currency contracts	—	—	—	—	$227,946	227,946
	Total	—	—	(19,540)	$193,932	$227,946	$402,338
Investment Quality Bond Trust	Interest rate contracts	($81,146)	—	$29,616	($525,667)	—	(577,197)
	Credit contracts	—	—	—	155,109	—	155,109
	Foreign currency contracts	—	—	—	—	($24,756)	(24,756)
	Total	(81,146)	—	$29,616	(370,558)	($24,756)	($446,844)
New Income Trust	Interest rate contracts	—	—	($4,170,606)	—	—	($4,170,606)
	Foreign currency contracts	—	—	—	—	($1,279,781)	(1,279,781)
	Total	—	—	($4,170,606)	—	(1,279,781)	(5,450,387)
Real Return Bond Trust	Interest rate contracts	($3,797)	($78,149)	$94,266	($356,933)	—	($344,613)
	Credit contracts	96	3,532	—	27,579	—	31,207
	Foreign currency contracts	—	—	—	—	($87,273)	(87,273)
	Total	($3,701)	($74,617)	$94,266	($329,354)	($87,273)	($400,679)
Short-Term Government Income Trust	Interest rate contracts	—	—	($504,779)	—	—	($504,779)
	Total	—	—	($504,779)	—	—	($504,779)
Strategic Income Opportunities Trust	Interest rate contracts	—	—	($1,256,039)	—	—	($1,256,039)
	Foreign currency contracts	($738,057)	—	—	—	($3,494,138)	($4,232,195)
	Total	($738,057)	—	($1,256,039)	—	($3,494,138)	($5,488,234)
Total Return Trust	Interest rate contracts	—	$72,132	$8,625,468	($32,245,029)	—	($23,547,429)
	Credit contracts	—	(10,335)	—	619,089	—	608,754
	Foreign currency contracts	—	22,314	—	—	$1,279,460	1,301,774
	Total	—	$84,111	$8,625,468	($31,625,940)	$1,279,460	($21,636,901)

*	Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statements of operations.

4.  GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

5.  FEES AND TRANSACTIONS WITH AFFILIATES John Hancock Investment Management Services, LLC (the Advisor) serves as investment adviser for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee.  The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor equivalent, on an annual basis, as detailed below. Aggregate net assets generally included the net assets of the portfolios and the net assets of a similar portfolio to John Hancock Funds II (JHF II), unless otherwise noted below. JHF II Funds are advised by John Hancock Advisers LLC (JHA), an affiliated of the Advisor, and are distributed by an affiliate of the Advisor, John Hancock Funds, LLC.

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FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

•	Active Bond Trust — a) 0.60% of the first $2.5 billion of aggregate net assets; b) 0.575% of aggregate net assets between $2.5 billion and $5.0 billion; and c) 0.55% of the excess over $5.0 billion of aggregate net assets.

•	Bond Trust and Bond PS Series— a) 0.65% of the first $500 million of aggregate net assets; b) 0.60% of aggregate net assets between $500 million and $1.5 billion; c) 0.575% of aggregate net assets between $1.5 billion and $2.5 billion; and d) 0.55% of the excess over $2.5 billion of aggregate net assets.

•	Core Bond Trust — a) 0.69% of the first $200 million of aggregate net assets; b) 0.64% of aggregate net assets between $200 million and $400 million; and c) 0.57% of the excess over $400 million of aggregate net assets.

•	Global Bond Trust— 0.70% of the aggregate net assets.

•	High Yield Trust— a) 0.70% of the first $500 million of aggregate net assets and b) 0.65% of the excess over $500 million of aggregate net assets.

•	Income Trust — Aggregate net assets for this portfolio include the net assets of Income Trust, International Value Trust, Global Trust and Mutual Shares Trust, the net assets of similar funds of JHF II for all the funds listed and JHF II International Small Cap Fund. The financial statements for the other portfolios listed are not included in this report. The monthly management fee paid on these assets is a) 1.075% on the first $50 million of aggregate net assets; b) 0.915% of aggregate net assets between $50 million and $200 million; c) 0.825% of the aggregate net assets between $200 million and $500 million; and d) 0.80% of the excess over $500 million of aggregate net assets. (When aggregate net assets exceed $500 million, the rate is 0.80% of all assets.)

•	Investment Quality Bond Trust — a) 0.60% of the first $500 million of aggregate net assets and b) 0.55% of the excess over $500 million of aggregate net assets.

•	Money Market Trust — a) 0.50% of the first $500 million of aggregate net assets and b) 0.47% of the excess over $500 million of aggregate net assets.

•	Money Market Trust B — a) 0.50% of the first $500 million of average net assets and b) 0.47% of the excess over $500 million of average net assets.

•	New Income Trust — a) 0.80% of the first $50 million of average net assets and b) 0.75% of the average net assets between $50 million and $100 million; c) 0.675% of the average net assets between $100 million and $250 million; d) 0.625% of the average net assets between $250 million and $500 million; and e) 0.60% of the excess over $500 million of average net assets. (The annual rate of the management fee for the portfolio on any day shall not exceed 0.725%. Also, when net assets of the portfolio exceed $100 million on any day, the annual rate of management fee for that day is 0.750% of the first $100 million of net assets.)

•	Real Return Bond Trust — a) 0.70% of the first $1 billion of aggregate net assets and b) 0.65% of the excess over $1 billion of aggregate net assets.

•	Short Term Government Income Trust— a) 0.57% of the first $250 million of aggregate net assets and b) 0.55% of the excess over $250 million of aggregate net assets.

•	Strategic Income Opportunities Trust — a) 0.70% of the first $500 million of aggregate net assets; b) 0.65% of aggregate net assets between $500 million and $3.5 billion; and c) 0.60% of the excess over $3.5 billion of aggregate net assets.

•	Total Bond Market Trust B— a) 0.47% of the first $1.5 billion of aggregate net assets and b) 0.46% of the excess over $1.5 billion of aggregate net assets.

•	Total Return Trust — If Relationship Net Assets are equal to or exceed $3 billion, then the following fee schedule applies: a) 0.70% of the first $1 billion of aggregate net assets and b) 0.675% of the excess over $1 billion of aggregate net assets. If Relationship Net Assets are less than $3 billion, then the advisory fee to be paid is 0.70% of aggregate net assets. Relationship Net Assets are aggregate net assets of all portfolios of the Trust and JHF II that are subadvised by Pacific Investment Management Company, LLC.

•	Ultra Short Term Bond Trust— a) 0.55% of the first $250 million of average net assets and b) 0.53% of the excess over $250 million of average net assets.

The organizations described below act as the subadvisors to the Trust and its portfolios pursuant to Subadvisory Agreements with the Advisor. Portfolios’ management is allocated among the following managers.

Portfolio	Subadvisor
Active Bond Trust	Declaration Management and Research, LLC and John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1]
Bond Trust	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1]
Bond PS Series	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1]
Core Bond Trust	Wells Capital Management, Inc.
Global Bond Trust	Pacific Investment Management Company, LLC
High Yield Trust	Western Asset Management Company
Income Trust	Franklin Advisers, Inc.
Investment Quality Bond Trust	Wellington Management Company LLP
Money Market Trust	John Hancock Asset Management a division of Manulife Asset Management (North America) Limited[1]
Money Market Trust B	John Hancock Asset Management a division of Manulife Asset Management (North America) Limited[1]
New Income Trust	T. Rowe Price Associates, Inc.
Real Return Bond Trust	Pacific Investment Management Company, LLC
Short Term Government Income Trust	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1]
Strategic Income Opportunities Trust	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1]
Total Bond Market Trust B	Declaration Management and Research, LLC[1]
Total Return Trust	Pacific Investment Management Company, LLC
Ultra Short Term Bond Trust	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1]

[1]	An affiliate of the Advisor.

The portfolios are not responsible for payment of the subadvisory fees.

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FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Expense reimbursements.  The Advisor voluntarily agreed to waive a portion of its management fee if certain expenses of the respective portfolios exceed the percentage of average net assets detailed below. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, interest expense, litigation and indemnification expenses, and extraordinary expenses not incurred in the ordinary course of the portfolios’ business, advisory fees, Rule 12b-1 fees, and fees under any agreements or plans of the portfolios dealing with services for shareholders and others with beneficial interest in shares of portfolios. This expense reduction will continue in effect until terminated by the Advisor.

Portfolio	Expense limitation as a percentage of average net assets
Active Bond Trust	0.15%
Bond Trust	0.15%
Bond PS Series	0.15%[1]
Core Bond Trust	0.15%
Global Bond Trust	0.15%
High Yield Trust	0.15%
Income Trust	0.15%
Investment Quality Bond Trust	0.15%
Money Market Trust	0.15%
New Income Trust	0.15%
Real Return Bond Trust	0.15%
Short Term Government Income Trust	0.15%
Strategic Income Opportunities Trust	0.15%
Total Return Trust	0.15%
Ultra Short Term Bond Trust	0.15%

1 This waiver was contractual until April 30, 2014.

The Advisor has contractually agreed to waive a portion of its management fee for certain portfolios (the participating portfolios) of the Trust. All portfolios except Money Market Trust, Money Market Trust B and Total Bond Market Trust B covered in this report are participating portfolios. Effective July 1, 2014, Money Market Trust, Money Market Trust B and Total Bond Market Trust B are participating portfolios. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each portfolio. This arrangement may be amended or terminated at any time by the Advisor upon notice to the portfolios and with the approval of the Board of Trustees.

The Advisor has voluntarily agreed to reduce its advisory fee for portfolios that are subadvised by T. Rowe Price by the amount that the subadvisory fee is reduced pursuant to the subadvisory agreement with T. Rowe Price. This waiver impacts New Income Trust and may be terminated at any time by the Advisor.

The Distributor has voluntarily agreed to reimburse certain class-specific portfolio expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) for Money Market Trust and Money Market Trust B, to the extent necessary in order to maintain a minimum yield for all classes of the portfolios. In addition, the Advisor voluntarily agreed to reimburse certain portfolio expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor’s reimbursement of class-specific portfolio expenses is fully utilized.

The Advisor has contractually agreed to waive its advisory fee on Money Market Trust B in an amount so that the annual operating expenses do not exceed 0.28% of the Money Market Trust B portfolio’s average net assets. This waiver includes all expenses except taxes, brokerage commissions, interest expense, short dividends, acquired fund fees, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the portfolio’s business and underlying fund expenses. The expense cap will remain in effect until April 30, 2015, and may terminate at any time thereafter.

The Advisor has contractually agreed to waive its advisory fee for Total Bond Market Trust B in an amount so that annual operating expenses do not exceed 0.25% of the Total Bond Market Trust B portfolio’s average net assets. The waiver excludes taxes, short dividends, acquired fund fees, brokerage commissions, interest expense, litigation and indemnification expenses, underlying fund expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business. The expense waivers will remain in effect until April 30, 2015, and may terminate any time thereafter.

The Advisor voluntarily agrees to reduce its advisory fee that would be payable by the Total Return Trust (after giving effect to asset-based breakpoints) by 0.02% of the Total Return Trust’s average daily net assets. The Advisor may terminate this voluntary waiver at any time upon notice to the Total Return Trust.

For the six months ended June 30, 2014, the expense reductions under these agreements amounted to:

Expense reimbursement by class
Portfolio	Series I	Series II	Series NAV	Total
Active Bond Trust	$1,609	$7,749	$17,782	$27,140
Bond Trust	7,815	19,380	239,288	266,483
Bond PS Series	—	13	7,415	7,428
Core Bond Trust	44	285	49,409	49,738
Global Bond Trust	1,880	4,215	21,447	27,542
High Yield Trust	3,880	3,589	3,128	10,597
Income Trust	—	—	14,697	14,697
Investment Quality Bond Trust	6,460	3,615	559	10,634
Money Market Trust	3,947,945	1,171,538	—	5,119,483
Money Market Trust B	—	—	848,252	848,252

90

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Expense reimbursement by class
Portfolio	Series I	Series II	Series NAV	Total
New Income Trust	—	—	$275,744	$275,744
Real Return Bond Trust	$206	$1,375	1,319	2,900
Short Term Government Income Trust	1,898	1,466	9,745	13,109
Strategic Income Opportunities Trust	12,610	2,019	1,555	16,184
Total Bond Market Trust B	142,627	90,467	374,647	607,741
Total Return Trust	22,676	24,499	352,887	400,062
Ultra Short Term Bond Trust	342	6,752	286	7,380

Expense recapture.  The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the portfolios’ below its expense limitation during this period. The following portfolios recaptured operating expenses during the period and/or have amounts eligible for recovery going forward.

Portfolio	Amounts Eligible for recovery through 12-1-14	Amounts Eligible for recovery through 12-1-15	Amounts Eligible for recovery through 12-1-16	Amounts Eligible for recovery through 6-1-17	Amount recovered during the period ended 6-30-14
Money Market Trust B	$600,352	$1,375,971	$1,336,119	$596,633	—
Total Bond Market Trust B	196,370	597,302	1,218,379	607,741	—

The investment management fees, including the impact of the waivers, reimbursements and amounts recaptured as described above, incurred for the six months ended June 30, 2014 were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:

Portfolio	Annual Effective Rate
Active Bond Trust	0.59%
Bond Trust	0.56%
Bond PS Series	0.56%
Core Bond Trust	0.58%
Global Bond Trust	0.69%
High Yield Trust	0.66%
Income Trust	0.79%
Investment Quality Bond Trust	0.58%
Money Market Trust	0.13%
Money Market Trust B	0.13%
New Income Trust	0.59%
Real Return Bond Trust	0.69%
Short Term Government Income Trust	0.55%
Strategic Income Opportunities Trust	0.63%
Total Bond Market Trust B	0.21%
Total Return Trust	0.65%
Ultra Short Term Bond Trust	0.54%

Accounting and legal services.  Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended June 30, 2014 amounted to an annual rate of 0.01% of the portfolios’ average daily net assets.

Distribution and service plans.  The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Series I and Series II shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The following table shows the contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolio’s shares.

Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%

Currently, only 0.05% for Series I shares and 0.25% for Series II shares are charged for Rule 12b-1 fees.

Trustee expenses.  The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund Lending Program:  Pursuant to an Exemptive Order issued by the SEC, the portfolios, along with certain other funds advised by the Advisor and JHA, may be allowed to participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption Payable for interfund lending in the respective portfolio’s Statements of assets and liabilities. At period end, no interfund loans were outstanding.

91

6.  FUND SHARE TRANSACTIONS Transactions in the portfolios’ shares for the six months ended June 30, 2014 and for the year ended December 31, 2013 were as follows:

Active Bond Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	94,445	$931,140	147,038	$1,480,232
Distributions reinvested	—	—	307,412	2,998,395
Repurchased	(406,478)	(4,019,964)	(1,043,840)	(10,564,942)
Net decrease	(312,033)	($3,088,824)	(589,390)	($6,086,315)
Series II shares
Sold	196,081	$1,981,454	3,404,033	$33,914,150
Distributions reinvested	—	—	1,434,552	14,019,186
Repurchased	(3,308,149)	(32,734,088)	(5,907,326)	(59,771,226)
Net decrease	(3,112,068)	($30,752,634)	(1,068,741)	($11,837,890)
Series NAV shares
Sold	1,701,166	$17,000,475	1,057,357	$10,878,865
Distributions reinvested	—	—	3,371,697	32,894,541
Repurchased	(2,273,644)	(22,434,900)	(37,464,106)	(376,078,533)
Net decrease	(572,478)	($5,434,425)	(33,035,052)	($332,305,127)
Total net decrease	(3,996,579)	($39,275,883)	(34,693,183)	($350,229,332)

Bond Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	249,284	$3,444,130	2,559,859	$35,040,453
Distributions reinvested	—	—	656,830	8,888,189
Repurchased	(1,229,249)	(16,732,197)	(1,930,800)	(26,674,813)
Net increase (decrease)	(979,965)	($13,288,067)	1,285,889	$17,253,829
Series II shares
Sold	575,866	$7,969,982	6,912,665	$94,504,908
Distributions reinvested	—	—	1,566,086	21,216,809
Repurchased	(4,379,794)	(59,555,129)	(6,542,726)	(90,462,059)
Net increase (decrease)	(3,803,928)	($51,585,147)	1,936,025	$25,259,658
Series NAV shares
Sold	218,387,132	$2,999,764,759	42,702,201	$583,501,957
Distributions reinvested	—	—	20,026,815	270,816,557
Repurchased	(83,717,880)	(1,133,329,816)	(14,134,371)	(193,684,051)
Net increase	134,669,252	$1,866,434,943	48,594,645	$660,634,463
Total net increase	129,885,359	$1,801,561,729	51,816,559	$703,147,950

Bond PS Series	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series II shares
Sold	93,691	$1,202,236	172,579	$2,223,236
Distributions reinvested	—	—	654	8,364
Repurchased	(98,927)	(1,270,780)	(175,639)	(2,275,011)
Net decrease	(5,236)	($68,544)	(2,406)	($43,411)
Series NAV shares
Sold	14,188,596	$181,066,131	5,244,392	$67,108,741
Distributions reinvested	—	—	582,426	7,464,743
Repurchased	(23,460,538)	(300,527,945)	(354,984)	(4,592,181)
Net increase (decrease)	(9,271,942)	($119,461,814)	5,471,834	$69,981,303
Total net increase (decrease)	(9,277,178)	($119,530,358)	5,469,428	$69,937,892

Core Bond Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	5,654	$74,480	16,636	$227,378
Distributions reinvested	—	—	6,844	89,750
Repurchased	(16,325)	(213,851)	(64,655)	(891,425)
Net decrease	(10,671)	($139,371)	(41,175)	($574,297)
Series II shares
Sold	170,657	$2,231,272	76,833	$1,046,864
Distributions reinvested	—	—	39,608	518,641
Repurchased	(190,518)	(2,498,826)	(319,392)	(4,355,375)
Net decrease	(19,861)	($267,554)	(202,951)	($2,789,870)
Series NAV shares
Sold	72,535	$961,278	6,090,053	$82,835,116
Distributions reinvested	—	—	7,941,902	103,744,148
Repurchased	(59,825,387)	(793,353,533)	(6,579,455)	(88,975,202)
Net increase (decrease)	(59,752,852)	($792,392,255)	7,452,500	$97,604,062
Total net increase (decrease)	(59,783,384)	($792,799,180)	7,208,374	$94,239,895

92

FUND SHARE TRANSACTIONS, CONTINUED

Global Bond Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	36,791	$467,142	182,371	$2,344,542
Distributions reinvested	—	—	22,741	286,085
Repurchased	(423,423)	(5,400,358)	(1,088,233)	(13,723,592)
Net decrease	(386,632)	($4,933,216)	(883,121)	($11,092,965)
Series II shares
Sold	86,206	$1,087,178	1,327,999	$16,579,137
Distributions reinvested	—	—	28,130	350,782
Repurchased	(1,342,104)	(16,943,200)	(2,784,325)	(34,806,200)
Net decrease	(1,255,898)	($15,856,022)	(1,428,196)	($17,876,281)
Series NAV shares
Sold	155,869	$1,955,535	4,305,891	$54,620,704
Distributions reinvested	—	—	285,087	3,572,140
Repurchased	(6,457,960)	(82,690,799)	(4,399,257)	(55,339,354)
Net increase (decrease)	(6,302,091)	($80,735,264)	191,721	$2,853,490
Total net decrease	(7,944,621)	($101,524,502)	(2,119,596)	($26,115,756)

High Yield Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	442,571	$2,789,198	2,278,714	$14,284,419
Issued in reorganization (Note 10)	—	—	7,990,169	50,611,702
Distributions reinvested	—	—	1,302,297	7,970,907
Repurchased	(1,310,875)	(8,211,020)	(4,022,357)	(25,222,242)
Net increase (decrease)	(868,304)	($5,421,822)	7,548,823	$47,644,786
Series II shares
Sold	1,008,088	$6,453,794	5,841,547	$37,149,369
Issued in reorganization (Note 10)	—	—	7,726,164	49,690,121
Distributions reinvested	—	—	1,181,491	7,348,576
Repurchased	(2,399,146)	(15,190,693)	(9,467,037)	(60,361,367)
Net increase (decrease)	(1,391,058)	($8,736,899)	5,282,165	$33,826,699
Series NAV shares
Sold	4,690,825	$29,066,285	16,736,417	$103,876,362
Issued in reorganization (Note 10)	—	—	734,803	4,607,870
Distributions reinvested	—	—	1,143,193	6,942,864
Repurchased	(5,622,507)	(34,873,487)	(19,287,736)	(120,928,213)
Net decrease	(931,682)	($5,807,202)	(673,323)	($5,501,117)
Total net increase (decrease)	(3,191,044)	($19,965,923)	12,157,665	$75,970,368

Income Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	192,497	$2,362,300	369,255	$4,335,624
Distributions reinvested	—	—	1,695,821	20,024,598
Repurchased	(2,909,136)	(35,825,480)	(1,393,704)	(16,143,295)
Net increase (decrease)	(2,716,639)	($33,463,180)	671,372	$8,216,927

Investment Quality Bond Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	232,341	$2,747,459	1,650,659	$19,718,976
Distributions reinvested	—	—	1,021,570	11,869,013
Repurchased	(1,342,667)	(15,719,619)	(2,526,821)	(30,533,617)
Net increase (decrease)	(1,110,326)	($12,972,160)	145,408	$1,054,372
Series II shares
Sold	178,329	$2,108,591	1,145,235	$13,658,864
Distributions reinvested	—	—	563,785	6,551,924
Repurchased	(1,025,554)	(12,013,810)	(2,589,748)	(31,298,244)
Net decrease	(847,225)	($9,905,219)	(880,728)	($11,087,456)
Series NAV shares
Sold	165,203	$1,933,625	206,218	$2,502,393
Distributions reinvested	—	—	88,708	1,027,857
Repurchased	(125,124)	(1,451,154)	(845,773)	(10,173,476)
Net increase (decrease)	40,079	$482,471	(550,847)	($6,643,226)
Total net decrease	(1,917,472)	($22,394,908)	(1,286,167)	($16,676,310)

93

FUND SHARE TRANSACTIONS, CONTINUED

Money Market Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	71,687,502	$71,687,502	308,986,329	$308,986,329
Distributions reinvested	—	—	158,455	158,455
Repurchased	(249,466,927)	(249,466,927)	(797,402,918)	(797,402,918)
Net decrease	(177,779,425)	($177,779,425)	(488,258,134)	($488,258,134)
Series II shares
Sold	26,915	$26,915	42,050,933	$42,050,933
Distributions reinvested	—	—	32,855	32,855
Repurchased	(68,218,940)	(68,218,940)	(307,109,106)	(307,109,106)
Net decrease	(68,192,025)	($68,192,025)	(265,025,318)	($265,025,318)
Total net decrease	(245,971,450)	($245,971,450)	(753,283,452)	($753,283,452)

Money Market Trust B	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	80,458,555	$80,458,556	222,106,696	$222,106,696
Distributions reinvested	—	—	69,924	69,924
Repurchased	(115,368,550)	(115,368,550)	(282,914,656)	(282,914,656)
Net decrease	(34,909,995)	($34,909,994)	(60,738,036)	($60,738,036)

New Income Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	—	—	9,177,044	$124,464,814
Distributions reinvested	—	—	9,743,238	127,833,404
Repurchased	(85,209,311)	($1,140,108,795)	(9,906,937)	(133,316,180)
Net increase (decrease)	(85,209,311)	($1,140,108,795)	9,013,345	$118,982,038

Real Return Bond Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	23,683	$288,195	135,402	$1,706,979
Distributions reinvested	—	—	15,997	194,525
Repurchased	(124,760)	(1,505,186)	(292,566)	(3,725,810)
Net decrease	(101,077)	($1,216,991)	(141,167)	($1,824,306)
Series II shares
Sold	51,819	$625,592	278,063	$3,424,096
Distributions reinvested	—	—	108,520	1,302,235
Repurchased	(589,148)	(7,059,242)	(1,994,553)	(24,881,898)
Net decrease	(537,329)	($6,433,650)	(1,607,970)	($20,155,567)
Series NAV shares
Sold	337,047	$4,076,473	1,192,170	$15,371,144
Distributions reinvested	—	—	97,260	1,167,124
Repurchased	(279,708)	(3,340,231)	(1,739,087)	(21,758,651)
Net increase (decrease)	57,339	$736,242	(449,657)	($5,220,383)
Total net decrease	(581,067)	($6,914,399)	(2,198,794)	($27,200,256)

Short Term Government Income Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	369,351	$4,646,407	1,517,819	$19,464,361
Distributions reinvested	—	—	105,489	1,330,768
Repurchased	(780,348)	(9,809,292)	(2,497,732)	(31,886,088)
Net decrease	(410,997)	($5,162,885)	(874,424)	($11,090,959)
Series II shares
Sold	396,365	$4,976,574	1,318,292	$16,828,579
Distributions reinvested	—	—	79,545	1,003,806
Repurchased	(707,816)	(8,885,246)	(2,254,545)	(28,702,793)
Net decrease	(311,451)	($3,908,672)	(856,708)	($10,870,408)
Series NAV shares
Sold	1,617,519	$20,321,949	4,778,834	$61,191,175
Distributions reinvested	—	—	517,202	6,523,694
Repurchased	(3,181,963)	(40,051,269)	(12,873,775)	(164,297,002)
Net decrease	(1,564,444)	($19,729,320)	(7,577,739)	($96,582,133)
Total net decrease	(2,286,892)	($28,800,877)	(9,308,871)	($118,543,500)

94

FUND SHARE TRANSACTIONS, CONTINUED

Strategic Income Opportunities Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,807,708	$24,397,624	3,369,748	$46,240,157
Distributions reinvested	—	—	1,605,974	21,335,346
Repurchased	(1,141,792)	(15,467,949)	(2,829,541)	(38,657,705)
Net increase	665,916	$8,929,675	2,146,181	$28,917,798
Series II shares
Sold	141,863	$1,910,775	552,902	$7,568,528
Distributions reinvested	—	—	264,778	3,525,112
Repurchased	(616,498)	(8,356,116)	(1,310,155)	(17,993,510)
Net decrease	(474,635)	($6,445,341)	(492,475)	($6,899,870)
Series NAV shares
Sold	507,342	$6,834,345	2,102,173	$29,036,067
Distributions reinvested	—	—	218,691	2,896,940
Repurchased	(856,607)	(11,534,511)	(874,171)	(11,991,207)
Net increase (decrease)	(349,265)	($4,700,166)	1,446,693	$19,941,800
Total net increase (decrease)	(157,984)	($2,215,832)	3,100,399	$41,959,728

Total Bond Market Trust B	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,140,970	$11,793,143	1,345,913	$14,166,342
Distributions reinvested	—	—	367,397	3,760,342
Repurchased	(707,313)	(7,299,410)	(3,019,034)	(31,718,061)
Net increase (decrease)	433,657	$4,493,733	(1,305,724)	($13,791,377)
Series II shares
Sold	994,749	$10,280,210	1,449,772	$15,261,197
Distributions reinvested	—	—	261,179	2,677,783
Repurchased	(2,527,349)	(26,040,853)	(7,456,480)	(78,582,108)
Net decrease	(1,532,600)	($15,760,643)	(5,745,529)	($60,643,128)
Series NAV shares
Sold	1,517,705	$15,652,737	3,336,012	$35,095,756
Distributions reinvested	—	—	961,353	9,838,958
Repurchased	(2,353,478)	(24,344,744)	(3,627,937)	(38,344,513)
Net increase (decrease)	(835,773)	($8,692,007)	669,428	$6,590,201
Total net decrease	(1,934,716)	($19,958,917)	(6,381,825)	($67,844,304)

Total Return Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	152,886	$2,120,364	523,544	$7,544,243
Distributions reinvested	—	—	740,259	10,243,251
Repurchased	(1,217,289)	(16,858,077)	(4,686,907)	(67,886,263)
Net decrease	(1,064,403)	($14,737,713)	(3,423,104)	($50,098,769)
Series II shares
Sold	70,080	$971,627	772,043	$11,033,861
Distributions reinvested	—	—	801,053	11,064,263
Repurchased	(1,855,347)	(25,653,658)	(6,112,195)	(87,860,761)
Net decrease	(1,785,267)	($24,682,031)	(4,539,099)	($65,762,637)
Series NAV shares
Sold	463,671	$6,380,085	8,879,275	$127,564,916
Distributions reinvested	—	—	11,705,948	161,368,039
Repurchased	(61,935,502)	(862,764,318)	(13,037,957)	(186,003,488)
Net increase (decrease)	(61,471,831)	($856,384,233)	7,547,266	$102,929,467
Total net decrease	(64,321,501)	($895,803,977)	(414,937)	($12,931,939)

Ultra Short Term Bond Trust	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	974,297	$11,680,407	1,986,357	$24,062,722
Distributions reinvested	—	—	11,936	143,297
Repurchased	(890,549)	(10,676,431)	(1,761,281)	(21,319,359)
Net increase	83,748	$1,003,976	237,012	$2,886,660
Series II shares
Sold	6,943,888	$83,185,728	17,985,876	$217,465,996
Distributions reinvested	—	—	167,216	2,006,824
Repurchased	(6,459,213)	(77,378,642)	(11,813,920)	(142,702,073)
Net increase	484,675	$5,807,086	6,339,172	$76,770,747
Series NAV shares
Sold	183,923	$2,206,066	674,099	$8,165,404
Distributions reinvested	—	—	8,796	105,607
Repurchased	(133,542)	(1,601,842)	(244,840)	(2,963,686)
Net increase	50,381	$604,224	438,055	$5,307,325
Total net increase	618,804	$7,415,286	7,014,239	$84,964,732

95

FUND SHARE TRANSACTIONS, CONTINUED

Affiliates of the Trust owned shares of beneficial interest of the following portfolio on June 30, 2014:

Portfolio	Series	% By Series
Bond PS Series	II	37%

For portfolios with Series NAV, affiliates of the Trust owned 100% of the shares of beneficial interest of this Series.

7.  PURCHASE AND SALE OF SECURITIES Purchases and sales of securities, other than short-term investments and US Treasury obligations, are aggregated below for the six months ended June 30, 2014. In addition, the purchases and sales of US Treasury obligations are aggregated below for the six months ended June 30, 2014.

	Purchase		Sales and Maturities
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Active Bond Trust	$139,529,282	$274,693,228	$129,054,803	$287,857,368
Bond Trust	3,689,672,265	2,523,143,425	3,114,467,568	1,354,216,244
Bond PS Series	147,974,764	137,212,085	78,494,142	41,647,660
Core Bond Trust	2,239,882,375	868,295,144	2,441,269,866	1,362,094,441
Global Bond Trust	32,945,997	1,070,345,752	25,859,131	447,756,714
High Yield Trust	—	144,040,391	287,780	137,721,093
Income Trust	—	119,899,506	—	145,382,028
Investment Quality Bond Trust	61,181,097	120,673,097	121,268,430	158,436,188
New Income Trust	277,235,209	473,977,202	408,144,629	1,470,792,370
Real Return Bond Trust	64,740,963	32,273,583	85,377,560	24,583,128
Short Term Government Income Trust	51,542,609	60,514,870	65,405,492	68,047,403
Strategic Income Opportunities Trust	—	218,417,993	—	219,069,571
Total Bond Market Trust B	96,861,694	245,409,710	102,497,707	249,895,141
Total Return Trust	861,391,007	512,011,773	1,749,869,151	528,659,149
Ultra Short Term Bond Trust	4,036,094	66,490,432	4,570,000	43,498,080

8.  INVESTMENT BY AFFILIATED FUNDS Certain investors in the portfolios are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the portfolios for the purpose of exercising management or control; however, this investment may represent a significant portion of each portfolio’s net assets. At June 30, 2014, the following portfolios had an affiliate ownership of 5% or more of their net assets:

Portfolio	Affiliated Concentration
Bond Trust	91.7%
Bond PS Series	99.8%
Core Bond Trust	97.5%
Global Bond Trust	65.3%
Income Trust	100.0%
New Income Trust	100.0%
Short Term Government Income Trust	43.7%
Total Return Trust	76.6%

9.  REDEMPTIONS-IN-KIND On February 21, 2014, Bond PS Series transferred securities and cash to shareholders in connection with redemption-in-kind transaction to Bond Trust. For purposes of US GAAP, these transactions were treated as a sale of securities and the resulting gains and losses were recognized based on the market value of the securities on the date of the transfer. For tax purposes, no gains or losses were recognized. Below is a summary of the market value of securities and realized gains generated by the funds relating to the transactions.

Portfolio	Market Value of Securities Redeemed	Realized Gain
Bond PS Series	$272,011,624	$799,540

10.  REORGANIZATIONS On April 10, 2013, the shareholders of American High-Income Bond Trust (the Acquired portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) that provided for an exchange of shares of the High Yield Trust (the Acquiring portfolio) with values equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired portfolio in exchange for shares of the Acquiring portfolio with value equal to the net assets transferred; (b) the liquidation of the Acquired portfolio; and (c) the distribution to Acquired portfolio’s shareholders of such Acquiring portfolio’s shares. The reorganization was intended to result in a combined Acquiring portfolio that has the potential to achieve a better long-term performance record and has stronger prospects for growth or potential economies of scale than the Acquired portfolio. The Acquired portfolio has similar investment objectives and principal investment strategies. As a result of the reorganization, the Acquiring portfolio is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired portfolio or its shareholders. Thus, the investments were transferred to the Acquiring portfolio at the Acquired portfolio’s identified cost. All distributable amounts of net income and realized gains from the Acquired portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the NYSE on April 26, 2013. The following outlines the reorganization:

96

REORGANIZATIONS, CONTINUED

ACQUIRING PORTFOLIO	ACQUIRED PORTFOLIO	ACQUIRED NET ASSET VALUE OF THE ACQUIRED PORTFOLIO	APPRECIATION OF THE ACQUIRED PORTFOLIO INVESTMENT	SHARES REDEEMED BY THE ACQUIRED PORTFOLIO	SHARES ISSUED BY THE ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO NET ASSETS AFTER COMBINATION
High Yield Trust	American High-Income Bond Trust	$104,909,693	$87,046	9,607,244	16,451,136	$330,636,575	$435,546,268

Because the combined portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired portfolio that have been included in the Acquiring portfolio’s Statement of operations at December 31, 2013. See Note 6 for capital shares issued in connection with the above referenced reorganizations.

Assuming the acquisition had been completed on January 1, 2013, the beginning of the reporting period, the combined portfolio’s pro forma results of operations for the year ended December 31, 2013 are as follows:

Net investment income	$22,177,990
Net realized and unrealized gain (loss)	7,901,261
Increase (decrease) in net assets from operations	30,079,251

11.  OTHER MATTER The Trust and several of its funds have been named as defendants in an adversary proceeding originally brought by the Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buy-out transaction by which Tribune Company converted to a privately-held company in 2007, and the defendants include the beneficial owners of shares of Tribune Company who received proceeds from the leveraged buy-out. The plaintiff seeks to recover payments of those proceeds as intentionally fraudulent conveyances under the U.S. Bankruptcy Code.

The adversary proceeding, which is now captioned Mark S. Kirschner, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, No. 12-2652 (S.D.N.Y.) (the “FitzSimons action”), has been transferred to the U.S. District Court for the Southern District of New York and consolidated into the multidistrict litigation proceeding captioned In re Tribune Co. Fraudulent Conveyance Litig., No. 11-md-2296 (S.D.N.Y.). On August 2, the plaintiff in the FitzSimons action filed a Fifth Amended Complaint that named “JHT 500 Index Trust,” “JHT 500 Index Trust B,” “JHT Equity Income Trust,” “JHT Mid Value Trust,” “JHT Spectrum Income Trust,” “JHT Total Stock Market Index Trust,” and “John Hancock Variable Insurance Trust F/K/A John Hancock Trust (New Income Trust)” as defendants. On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action. The Court has not yet issued a decision on these motions.

In a related matter, the Trust and several of its funds have been named as defendants in Deutsche Bank Trust Co. Americas v. Paniagua, No. 11-9409 (S.D.N.Y.). This case also relates to the Tribune Company leveraged buy-out transaction and asserts claims on behalf of Tribune noteholders for constructive fraudulent conveyance under state law, and it has been consolidated into the multidistrict litigation proceeding. The complaint names the following entities as defendants: John Hancock Variable Insurance Trust, “JHT New Income Trust,” “John Doe, As Trustee of JHT Income Trust,” and “John Hancock Variable Insurance Trust (F/K/A John Hancock Trust (New Income Trust)).” On September 23, 2013, the Court granted the defendants’ motion to dismiss this action on the basis that the plaintiffs did not have standing to pursue their claims. On September 30, 2013, the plaintiffs filed a notice of appeal to the United States Court of Appeals for the Second Circuit. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. The appeals are currently pending before the Court.

The potential amount sought to be recovered from the Trust by the plaintiffs in these two actions is unknown, but it includes approximately $2,125,000 representing the proceeds that the portfolio received in the leveraged buy-out, plus an unknown amount of interest and the plaintiffs’ attorneys fees and expenses. The portfolio cannot predict the outcome of this proceeding. The portfolio is currently assessing the case and has not yet determined the effect, if any, on the portfolio’s net assets and results of operations. If the proceeding were to be decided in a manner adverse to the portfolio, or if the portfolio was to enter into a settlement agreement with the plaintiffs, the payment of such judgment or settlement could have an adverse effect on the portfolio’s net asset value.

97

John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Variable Insurance Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) and each Subadvisory Agreement (collectively, the Subadvisory Agreements) with respect to each of the portfolios of the Trust included in this report (the Funds). The Advisory and Subadvisory Agreements are collectively referred to as Agreements. Prior to the June 23-25, 2014 meeting at which the agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 27-29, 2014.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-25, 2014, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the sub-advisers (each, a Subadvisor and collectively, the Subadvisors) with respect to each of the Funds.

In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the Funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the Funds they manage. The Board noted the affiliation of certain of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services.  Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds; and

(f) the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to contractholders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance.  In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a) reviewed information prepared by management regarding the Funds’ performance;

(b) considered the comparative performance of each Fund’s respective benchmark;

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data; and

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(d) took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds and/or the Fund’s respective benchmark, with certain exceptions noted in Appendix A. In such cases, the Board concluded that such performance is being monitored and reasonably addressed.

Fees and Expenses.  The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds and agreed at the May meeting to additional fee waivers for the Real Return Bond Trust. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Subadvisors. In addition, the Board noted that the Advisor effected or continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable.

Profitability/Indirect Benefits.  In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

(b) reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract owners under applicable income tax law, are reflected in the profitability information reviewed by the Board;

(f) considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;

(g) noted that certain of the Funds’ Subadvisors are affiliates of the Advisor;

(h) noted that affiliates of the Advisor provides distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;

(i) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;

(j) noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arms’ length with respect to the unaffiliated Subadvisors; and

(k) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including any Subadvisors that are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.

Economies of Scale.  In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a) with respect to each Fund, considered that the Advisor has agreed, effective July 1, 2014, to waive a portion of its management fee for such Fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement): The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios as of the date of this annual report are each of the fund of funds of the Trust and of John Hancock Funds II. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include the Participating Portfolios, which are subject to the Reimbursement.);

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) the Funds’ fee structures contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow; and

(c) the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1)	information relating to each Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

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(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third party provider of mutual fund data; and

(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and unaffiliated Subadvisors.

Nature, Extent and Quality of Services.  With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation.  In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also relied on the ability of the Advisor to negotiate each Subadvisory Agreement with Subadvisors that are not affiliated with the Advisor and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by unaffiliated Subadvisors from their relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreements.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to unaffiliated Subadvisors) of any material relationships, if any, with respect to the unaffiliated Subadvisors, which include arrangements in which unaffiliated Subadvisors or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreements.

In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits.

Subadvisory Fees.  The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of mutual fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by each Fund’s Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance.  As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:

(1)	Each Subadvisor has extensive experience and demonstrated skills as a manager;

(2)	Although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that performance is being monitored and reasonably addressed);

(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4)	The subadvisory fees contain breakpoints, and such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

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John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance of Trust, as of December 31, 2013	Fees and Expenses	Comments

Active Bond Trust (Declaration Management & Research LLC) (Manulife Asset Management (US))	Benchmark Index — The Trust outperformed for the one-, three- and five-year periods. Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.
The Subadvisory fee for this Trust is lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and peer group for the one-, three- and five-year periods.

The Board took into account management’s discussion of the Trust’s expenses.

Bond Trust (Manulife Asset Management (US))	Benchmark Index — The Trust outperformed for the one-year period. Lipper Category — The Trust underperformed the average for the one-year period.
The subadvisory fee for this Trust is lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index for the one-year period.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, noting the differences between the investment policies of the Trust and those of its peer group and the impact of market conditions to the Trust’s investment process relative to the peer group.

The Board took into account management’s discussion of the Trust’s expenses.

Bond PS Series (Manulife Asset Management (US))	Benchmark Index — The Trust outperformed for the one-year period. Lipper Category — The Trust underperformed the average for the one-year period.
Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this Trust are equal to the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the differences between the investment policies of the Trust and those of its peer group. The Board also noted that the Trust has a relatively limited performance history since its inception on April 28, 2011.

The Board noted the Trust’s favorable performance relative to the benchmark index for the one-year period.

The Board also noted that management was proposing potential action to be taken with respect to the Trust.

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Appendix A

Portfolio (Subadviser)	Performance of Trust, as of December 31, 2013	Fees and Expenses	Comments

Core Bond Trust (Wells Capital Management Incorporated)
Benchmark Index — The Trust underperformed for the one-year period and outperformed for the three- and five-year periods.

Lipper Category — The Trust underperformed the average for the one- and five-year periods and outperformed for the three-year period.

The subadviser fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance.

The Board noted the Trust’s favorable performance relative to the benchmark index for the three- and five-year periods and relative to the peer group for the three-year period.

The Board took into account management’s discussion of the Trust’s expenses.

Global Bond Trust (Pacific Investment Management Company LLC)
Benchmark Index — The Trust underperformed for the one-year period and outperformed for the three- and five-year periods.

Lipper Category — The Trust underperformed the average for the one-, three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s relative more recent performance, noting the Trust’s favorable performance relative to the benchmark index over the three- and five-year periods.

It was noted that the Trust’s performance for the three- and five-year periods was only slightly below the average of the peer group and that the Trust’s performance for the three-year period was above the median.

The Board took into account management’s discussion of the Trust’s expenses.

High Yield Trust (Western Asset Management Company)
Benchmark Index — The Trust outperformed for the one-year period and underperformed for the three- and five-year periods.

Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.

Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index for the one-year period and relative to the peer group for the one-, three- and five-year periods.

The Board took into account management’s discussion of the Trust’s expenses.

Income Trust (Franklin Advisers, Inc.)	Benchmark Index — The Trust outperformed for the one-, three- and five-year periods. Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.
Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group for the one-, three- and five-year periods.

The Board took into account management’s discussion of the Trust’s expenses.

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John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance of Trust, as of December 31, 2013	Fees and Expenses	Comments

Investment Quality Bond Trust (Wellington Management Company, LLP)
Benchmark Index — the Trust outperformed for the one-, three- and five-year periods.

Lipper Category — The Trust underperformed the average for the one-year period and outperformed the average for the three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, three- and five-year periods and to the peer group for the three- and five-year periods.

The Board took into account management’s discussion of the Trust’s expenses.

Money Market Trust (Manulife Asset Management (US))	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.
Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance.

The Board noted the Trust’s favorable performance relative to the peer group for the one-, three-, and five-year periods.

The Board also noted the relatively small range with respect to returns among the peers.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted the fee waivers and expense reimbursements in effect, which reduce certain expenses of the Trust.

Money Market Trust B (Manulife Asset Management (US))
Benchmark Index — The Trust underperformed for the one- and three-year periods and outperformed for the five-year period.

Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.

The subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index for the five-year period and to the peer group for the one-, three-, and five-year periods.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted the fee waivers and expense reimbursements in effect which reduce certain expenses of the Trust.

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John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance of Trust, as of December 31, 2013	Fees and Expenses	Comments

New Income Trust (T. Rowe Price Associates, Inc.)
Benchmark Index — the Trust underperformed for the one- and three-year periods and outperformed for the five-year period.

Lipper Category — The Trust underperformed the average for the one- and three-year periods and outperformed the average for the five-year period.

The subadviser fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group for the five-year period.

The Board noted that the Trust changed its investment style and portfolio managers in May 2010 and noted the Trust’s improved performance versus the index since the change.

The Board took into account management’s discussion of the Trust’s expenses, noting that the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust.

Real Return Bond Trust (Pacific Investment Management Company LLC)
Benchmark Index — The Trust underperformed for the one- and three-year periods and outperformed for the five-year period.

Lipper Category — The Trust underperformed the average for the one- and three-year periods and outperformed the average for the five-year period.

The subadviser fees for this Trust are higher than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into consideration management’s discussion of the factors that contributed to the Trust’s performance and noted the Trust’s favorable performance relative to the benchmark and the peer group for the five-year period.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted that the Adviser agreed to implement an expense cap on the Trust effective July 1, 2014.

Short Term Government Income Trust (Manulife Asset Management (US))
Benchmark Index — The Trust underperformed for the one- and three-year periods.

Lipper Category — The Trust outperformed the average for the one-year period and underperformed the average for the three-year period.

The subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance relative to the peer group, including the difference in the Trust’s strategy from many other funds in the peer group.

The Board also noted the relatively small range with respect to returns among the peers.

The Board noted the Trust’s favorable performance relative to the peer group for the one-year period.

The Board took into account management’s discussion of the Trust’s expenses.

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John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance of Trust, as of December 31, 2013	Fees and Expenses	Comments

Strategic Income Opportunities Trust (Manulife Asset Management (US))	Benchmark Index — The Trust outperformed for the one-, three- and five-year periods. Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.
The subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and peer group for the one-, three- and five-year periods.

The Board took into account management’s discussion of the Trust’s expenses.

Total Bond Market Trust B (Declaration Management & Research LLC)	Benchmark Index — The Trust underperformed for the one-year period. Lipper Category — The Trust underperformed the average for the one-year period.
The subadviser fees for this Trust are equal to the peer group median.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, noting the relatively small range of returns among the peer group.

The Board noted the low performance dispersion relative to the Trust’s benchmark.

The Board also noted that the Trust is subject to an expense cap until April 30, 2015, which reduces certain expenses of the Trust.

Total Return Trust (Pacific Investment Management Company LLC)
Benchmark Index — The Trust underperformed for the one- and three-year periods and outperformed for the five-year period.

Lipper Category — The Trust underperformed the average for the one-, three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the differences in the Trust’s investment strategies from the peer group.

The Board noted the Trust’s favorable performance relative to the benchmark index for the five-year period.

The Board took into account management’s discussion of the Trust’s expenses noting that total expenses are only slightly higher than the peer group median and that the Adviser had agreed to implement a two basis point voluntary advisory fee waiver effective June 1, 2013.

Ultra Short Term Bond Trust (Manulife Asset Management (US))	Benchmark Index — The Trust underperformed for the one-and three-year periods. Lipper Category — The Trust underperformed the average for the one- and three-year periods.
Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are equal to the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the differences between the investment strategy of the Trust and those of its peer group.

The Board took into account management’s discussion of the Trust’s expenses.

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John Hancock Variable Insurance Trust

For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at sec.gov.

PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The trust’s Form N-Q is available electronically on the SEC website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549. For more information on the Public Reference Room, call 800-SEC-0330.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

106

John Hancock.

John Hancock Annuities Service Center
P.O. Box 55444
Boston, MA 02205-5444

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Management of the trust

Trustees
James M. Oates, Chairperson
Steven R. Pruchansky,*** Vice Chairperson
Charles L. Bardelis*
Craig Bromley†
Peter S. Burgess*
William H. Cunningham**
Grace K. Fey***
Theron S. Hoffman*
Deborah C. Jackson**
Hassell H. McClellan**
Gregory A. Russo***
Warren A. Thomson†

* Member of the Audit Committee
** Member of the Compliance Committee
*** Member of Contracts, Legal & Risk Committee
† Non-Independent Trustee

Officers
Andrew G. Arnott, President
John J. Danello, Senior Vice President, Secretary and Chief Legal Officer
Francis V. Knox, Jr., Chief Compliance Officer
Charles A. Rizzo, Chief Financial Officer
Salvatore Schiavone, Treasurer

Investment advisor

John Hancock Investment Management Services, LLC
Boston, Massachusetts

Principal distributor
John Hancock Distributors, LLC

Custodian
State Street Bank and Trust Company

Legal counsel
K&L Gates LLP

JHTBSA 6/14
8/14

1115017:0614

John Hancock

John Hancock

Variable Insurance Trust

Lifestyle Aggressive MVP
(formerly, Lifestyle Aggressive Trust)

Lifestyle Balanced MVP
(formerly, Lifestyle Balanced Trust)

Lifestyle Conservative MVP
(formerly, Lifestyle Conservative Trust)

Lifestyle Growth MVP
(formerly, Lifestyle Growth Trust)

Lifestyle Moderate MVP
(formerly, Lifestyle Moderate Trust)

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Semiannual Report
June 30, 2014

John Hancock Variable Insurance Trust

Semiannual report—table of contents

Sector weightings	3

Shareholder expense example	4

Portfolio of investments (See below for each portfolio’s page #)	6

Statements of assets and liabilities	9

Statements of operations	10

Statements of changes in net assets	11

Financial highlights	12

Notes to financial statements	15

Evaluation of advisory and subadvisory agreements by the board of trustees	26

Appendix A	30

For more information	32

Portfolio	Portfolio of investments
Lifestyle Aggressive MVP	6
Lifestyle Growth MVP	6
Lifestyle Balanced MVP	7
Lifestyle Moderate MVP	7
Lifestyle Conservative MVP	8

2

John Hancock Variable Insurance Trust

Sector weightings*

Lifestyle Aggressive MVP

Equity Asset Allocation	% of Total
U.S. Large Cap	48.1
Large Blend	16.4
International Large Cap	9.4
Emerging Markets	8.2
U.S. Mid Cap	6.2
U.S. Small Cap	3.7
International Small Cap	3.2
Real Estate	2.0
Small Value	0.7
Total Equity	97.9
Short-Term Investments & Other	2.1

Lifestyle Growth MVP

Equity Asset Allocation	% of Total
Large Blend	32.3
U.S. Large Cap	21.5
International Large Cap	5.4
Emerging Markets	3.9
U.S. Mid Cap	2.8
U.S. Small Cap	2.8
International Small Cap	1.8
Small Value	0.6
Total Equity	71.1

Fixed Income Asset Allocation	% of Total
Intermediate Bond	21.3
Multi-Sector Bond	4.0
Global Bond	1.2
Short-Term Bond	0.4
Total Fixed Income	26.9

Alternative Asset Allocation	% of Total
Global Conservative Absolute Return	0.3
Short-Term Investments & Other	1.7

Lifestyle Balanced MVP

Equity Asset Allocation	% of Total
Large Blend	22.6
U.S. Large Cap	13.7
International Large Cap	4.5
Emerging Markets	3.2
U.S. Mid Cap	2.7
U.S. Small Cap	1.7
International Small Cap	1.6
Small Value	0.6
Total Equity	50.6

Fixed Income Asset Allocation	% of Total
Intermediate Bond	38.3
Multi-Sector Bond	6.7
Global Bond	2.1
Short-Term Bond	0.7
Total Fixed Income	47.8

Alternative Asset Allocation	% of Total
Global Conservative Absolute Return	0.3
Short-Term Investments & Other	1.3

Lifestyle Moderate MVP

Equity Asset Allocation	% of Total
Large Blend	18.2
U.S. Large Cap	8.6
International Large Cap	5.1
U.S. All Cap	3.0
U.S. Mid Cap	1.8
International Small Cap	1.6
U.S. Small Cap	1.4
Small Value	0.5
Total Equity	40.2

Fixed Income Asset Allocation	% of Total
Intermediate Bond	46.9
Multi-Sector Bond	8.0
Global Bond	2.4
Short-Term Bond	0.7
Total Fixed Income	58.0

Alternative Asset Allocation	% of Total
Global Conservative Absolute Return	0.5
Short-Term Investments & Other	1.3

Lifestyle Conservative MVP

Equity Asset Allocation	% of Total
Large Blend	7.3
International Large Cap	3.9
U.S. Large Cap	3.2
U.S. All Cap	2.0
U.S. Mid Cap	1.0
Small Value	0.7
International Small Cap	0.5
U.S. Small Cap	0.4
Total Equity	19.0

Fixed Income Asset Allocation	% of Total
Intermediate Bond	63.7
Multi-Sector Bond	10.9
Global Bond	3.4
Short-Term Bond	1.1
Total Fixed Income	79.1

Alternative Asset Allocation	% of Total
Global Conservative Absolute Return	0.6
Short-Term Investments & Other	1.3

*	Asset allocation of underlying funds as a percentage of net assets.

3

John Hancock Variable Insurance Trust

Shareholder expense example

As a shareholder of a John Hancock Variable Insurance Trust Lifestyle Portfolio, you incur ongoing costs, such as management fees, distribution and service (Rule 12b-1) fees, and other expenses. In addition to the operating expenses, which the portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the affiliated underlying funds in which the portfolio invests. Because the affiliated underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2014 through June 30, 2014).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/2014	Ending account value 6/30/2014	Expenses paid during period[1] 1/1/2014 — 6/30/2014	Annualized expense ratio[2]
Lifestyle Aggressive MVP
Series I — Actual	$1,000.00	$1,045.80	$0.51	0.10%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.50	0.10%
Series II — Actual	1,000.00	1,045.00	1.52	0.30%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.51	0.30%
Series NAV — Actual	1,000.00	1,046.70	0.25	0.05%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.25	0.05%
Lifestyle Growth MVP
Series I — Actual	$1,000.00	$1,047.10	$0.51	0.10%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.50	0.10%
Series II — Actual	1,000.00	1,046.50	1.52	0.30%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.51	0.30%
Series NAV — Actual	1,000.00	1,047.80	0.25	0.05%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.25	0.05%
Lifestyle Balanced MVP
Series I — Actual	$1,000.00	$1,048.90	$0.46	0.09%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.45	0.09%
Series II — Actual	1,000.00	1,047.70	1.47	0.29%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.45	0.29%
Series NAV — Actual	1,000.00	1,048.80	0.20	0.04%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.20	0.04%

4

John Hancock Variable Insurance Trust

Shareholder expense example

	Beginning account value 1/1/2014	Ending account value 6/30/2014	Expenses paid during period[1] 1/1/2014 — 6/30/2014	Annualized expense ratio[2]
Lifestyle Moderate MVP
Series I — Actual	$1,000.00	$1,047.50	$0.46	0.09%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.45	0.09%
Series II — Actual	1,000.00	1,046.30	1.47	0.29%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.45	0.29%
Series NAV — Actual	1,000.00	1,047.50	0.20	0.04%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.20	0.04%
Lifestyle Conservative MVP
Series I — Actual	$1,000.00	$1,044.50	$0.46	0.09%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.45	0.09%
Series II — Actual	1,000.00	1,043.20	1.47	0.29%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.45	0.29%
Series NAV — Actual	1,000.00	1,043.60	0.20	0.04%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.20	0.04%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period 181, and divided by 365 (to reflect the one-half year period).

[2]	The portfolios’ expense ratios do not include fees and expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios. The range of expense ratios of the underlying funds held by the portfolios was as follows:

Period ended	Lifestyle Aggressive MVP	Lifestyle Growth MVP	Lifestyle Balanced MVP	Lifestyle Moderate MVP	Lifestyle Conservative MVP
6/30/2014	0.50% – 1.10%	0.50% – 1.10%	0.50% – 1.10%	0.50% – 1.10%	0.50% – 1.10%

5

John Hancock Variable Insurance Trust

Portfolio of investments — June 30, 2014 (unaudited) (showing percentage of total net assets)

Lifestyle Aggressive MVP

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 97.9%
Equity - 97.9%
All Cap Core, Series NAV (QS Investors)	538,827	$14,392,074
Alpha Opportunities, Series NAV (Wellington)	1,988,433	34,399,887
Blue Chip Growth, Series NAV (T. Rowe Price)	1,012,128	35,626,902
Capital Appreciation, Series NAV (Jennison)	1,816,043	29,910,230
Emerging Markets Value, Series NAV (DFA)	3,748,076	39,504,723
Equity-Income, Series NAV (T. Rowe Price)	2,217,375	46,498,357
Fundamental Large Cap Value, Series NAV (John Hancock1) (A)	2,741,892	46,941,196
International Core, Series NAV (GMO)	1,724,302	21,622,742
International Growth Opportunities, Series NAV (Baillie Gifford)	562,999	8,079,034
International Growth Stock, Series NAV (Invesco)	848,540	15,188,867
International Value, Series NAV (Templeton)	1,545,718	23,494,908
Mid Cap Stock, Series NAV (Wellington)	782,565	17,529,447
Mid Value, Series NAV (T. Rowe Price)	784,938	12,001,695
Real Estate Securities, Series NAV (Deutsche)	599,148	9,748,141
Small Cap Growth, Series NAV (Wellington)	349,941	4,727,706
Small Cap Opportunities, Series NAV (DFA/Invesco)	203,553	6,424,144
Small Cap Value, Series NAV (Wellington)	120,089	3,187,172
Small Company Growth, Series NAV (Invesco)	115,079	3,087,573
Small Company Value, Series NAV (T. Rowe Price)	141,901	3,685,168
Strategic Equity Allocation, Series NAV (John Hancock2) (A)	2,023,555	36,140,689
Strategic Growth, Series NAV (John Hancock1) (A)	1,801,643	28,970,426
U.S. Equity, Series NAV (GMO)	1,521,489	28,482,271
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $365,657,632)		$469,643,352
SHORT-TERM INVESTMENTS - 1.8%
Commercial Paper - 0.4%
Govco LLC 0.120%, 07/16/2014*	$500,000	$499,975
Caisse Centrale Desjardins 0.120%, 07/17/2014*	500,000	499,973
BNP Paribas Finance, Inc. 0.130%, 07/18/2014*	490,000	489,970
Bank of Tokyo-Mitsubishi UFJ Ltd. 0.140%, 07/07/2014*	500,000	499,988
U.S. Treasury Bills - 1.4%
U.S. Treasury Bills
0.021%, 07/17/2014*	1,000,000	999,991
0.023%, 09/25/2014*	500,000	499,970
0.117%, 09/04/2014*	3,100,000	3,099,901
0.137%, 08/21/2014*	2,000,000	1,999,944
TOTAL SHORT-TERM INVESTMENTS (Cost $8,589,278)		$8,589,712
Total Investments (Lifestyle Aggressive MVP) (Cost $374,246,910) - 99.7%		$478,233,064
Other assets and liabilities, net - 0.3%		1,605,878
TOTAL NET ASSETS - 100.0%		$479,838,942

Lifestyle Growth MVP

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 98.3%
Equity - 71.1%
All Cap Core, Series NAV (QS Investors)	5,726,858	$152,964,372
Alpha Opportunities, Series NAV (Wellington)	29,278,272	506,514,097
Blue Chip Growth, Series NAV (T. Rowe Price)	12,154,292	427,831,096
Capital Appreciation, Series NAV (Jennison)	23,453,132	386,273,086
Emerging Markets Value, Series NAV (DFA)	51,753,010	545,476,720
Equity-Income, Series NAV (T. Rowe Price)	28,792,418	603,776,995
Fundamental Large Cap Value, Series NAV (John Hancock1) (A)	33,761,087	577,989,811
International Core, Series NAV (GMO)	28,306,081	354,958,260
International Growth Opportunities, Series NAV (Baillie Gifford)	10,194,228	146,287,171
International Growth Stock, Series NAV (Invesco)	14,349,983	256,864,699
International Value, Series NAV (Templeton)	26,670,313	405,388,756
Mid Cap Stock, Series NAV (Wellington)	8,761,436	196,256,174
Mid Value, Series NAV (T. Rowe Price)	12,929,970	197,699,235
Small Cap Growth, Series NAV (Wellington)	7,583,810	102,457,268
Small Cap Opportunities, Series NAV (DFA/Invesco)	2,697,736	85,140,546
Small Cap Value, Series NAV (Wellington)	3,099,262	82,254,426
Small Company Growth, Series NAV (Invesco)	3,119,548	83,697,486
Small Company Value, Series NAV (T. Rowe Price)	4,667,580	121,217,049
Strategic Equity Allocation, Series NAV (John Hancock2) (A)	215,542,591	3,849,590,666
Strategic Growth, Class NAV (John Hancock1) (A)	23,612,978	379,696,684
U.S. Equity, Series NAV (GMO)	24,970,547	467,448,635
Fixed Income - 26.9%
Bond Trust, Series NAV (John Hancock1) (A)	150,372,692	2,079,654,328
Core Bond, Series NAV (Wells Capital)	22,741,820	302,921,037
Global Bond, Series NAV (PIMCO)	13,284,263	173,226,792
New Income, Series NAV (T. Rowe Price)	41,394,645	556,757,979
Short Term Government Income, Series NAV (John Hancock1) (A)	4,037,168	50,949,057
Total Return, Series NAV (PIMCO)	41,714,305	585,251,703
Alternative - 0.3%
Global Conservative Absolute Return, Series NAV (Standard Life) (I)	3,804,777	38,618,483
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $10,791,081,450)		$13,717,162,611
SHORT-TERM INVESTMENTS - 1.2%
Commercial Paper - 0.3%
Govco LLC 0.120%, 07/16/2014*	$9,530,000	$9,529,524
Caisse Centrale Desjardins 0.120%, 07/17/2014*	9,540,000	9,539,491
BNP Paribas Finance, Inc. 0.130%, 07/18/2014*	9,540,000	9,539,414
Bank of Tokyo-Mitsubishi UFJ Ltd. 0.140%, 07/07/2014*	9,530,000	9,529,778

U.S. Treasury Bills - 0.9%
U.S. Treasury Bills
0.025%, 09/25/2014*	40,000,000	39,997,600
0.100%, 09/04/2014*	35,800,000	35,798,854
0.137%, 08/21/2014*	45,300,000	45,298,732

6

The accompanying notes are an integral part of the financial statements.

Lifestyle Growth MVP (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)

U.S. Treasury Bills - (continued)
0.338%, 07/17/2014*	$12,000,000	$11,999,928
TOTAL SHORT-TERM INVESTMENTS (Cost $171,227,191)		$171,233,321
Total Investments (Lifestyle Growth MVP) (Cost $10,962,308,641) - 99.5%		$13,888,395,932
Other assets and liabilities, net - 0.5%		72,657,013
TOTAL NET ASSETS - 100.0%		$13,961,052,945

Lifestyle Balanced MVP

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 98.7%
Equity - 50.6%
All Cap Core, Series NAV (QS Investors)	3,930,993	$104,996,829
Alpha Opportunities, Series NAV (Wellington)	14,864,741	257,160,016
Blue Chip Growth, Series NAV (T. Rowe Price)	5,943,596	209,214,566
Capital Appreciation, Series NAV (Jennison)	11,732,777	193,238,844
Emerging Markets Value, Series NAV (DFA)	32,993,911	347,755,817
Equity-Income, Series NAV (T. Rowe Price)	14,592,145	305,997,289
Fundamental Large Cap Value, Series NAV (John Hancock1) (A)	16,370,399	280,261,239
International Core, Series NAV (GMO)	18,745,172	235,064,459
International Growth Opportunities, Series NAV (Baillie Gifford)	6,588,774	94,548,902
International Growth Stock, Series NAV (Invesco)	9,540,007	170,766,127
International Value, Series NAV (Templeton)	16,759,727	254,747,855
Mid Cap Stock, Series NAV (Wellington)	6,482,517	145,208,380
Mid Value, Series NAV (T. Rowe Price)	9,458,246	144,616,576
Small Cap Growth, Series NAV (Wellington)	4,524,665	61,128,228
Small Cap Value, Series NAV (Wellington)	2,314,782	61,434,315
Small Company Growth, Series NAV (Invesco)	1,873,134	50,256,183
Small Company Value, Series NAV (T. Rowe Price)	2,795,695	72,604,190
Strategic Equity Allocation, Series NAV (John Hancock2) (A)	118,354,596	2,113,813,078
Strategic Growth, Series NAV (John Hancock1) (A)	11,735,496	188,706,780
U.S. Equity, Series NAV (GMO)	10,899,007	204,029,407
Fixed Income - 47.8%
Bond Trust, Series NAV (John Hancock1) (A)	216,371,056	2,992,411,709
Core Bond, Series NAV (Wells Capital)	29,566,088	393,820,297
Global Bond, Series NAV (PIMCO)	17,233,306	224,722,316
New Income, Series NAV (T. Rowe Price)	54,259,575	729,791,285
Short Term Government Income, Series NAV (John Hancock1) (A)	6,082,534	76,761,583
Total Return, Series NAV (PIMCO)	55,029,635	772,065,780
Alternative - 0.3%
Global Conservative Absolute Return, Series NAV (Standard Life) (I)	3,549,482	36,027,247
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $9,009,321,604)		$10,721,149,297

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.9%
Commercial Paper - 0.2%
Govco LLC 0.120%, 07/16/2014*	$5,210,000	$5,209,739
Caisse Centrale Desjardins 0.120%, 07/17/2014*	5,200,000	5,199,723
BNP Paribas Finance, Inc. 0.130%, 07/18/2014*	5,210,000	5,209,680
Bank of Tokyo-Mitsubishi UFJ Ltd. 0.140%, 07/07/2014*	5,210,000	5,209,878
U.S. Treasury Bills - 0.7%
U.S. Treasury Bills
0.023%, 09/25/2014*	10,000,000	9,999,400
0.045%, 07/17/2014*	19,000,000	18,999,886
0.071%, 09/04/2014*	20,100,000	20,099,357
0.137%, 08/21/2014*	23,500,000	23,499,342
TOTAL SHORT-TERM INVESTMENTS (Cost $93,424,028)		$93,427,005
Total Investments (Lifestyle Balanced MVP) (Cost $9,102,745,632) - 99.6%		$10,814,576,302
Other assets and liabilities, net - 0.4%		42,400,007
TOTAL NET ASSETS - 100.0%		$10,856,976,309

Lifestyle Moderate MVP

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 98.7%
Equity - 40.2%
Alpha Opportunities, Series NAV (Wellington)	3,205,978	$55,463,428
Blue Chip Growth, Series NAV (T. Rowe Price)	1,613,004	56,777,752
Capital Appreciation, Series NAV (Jennison)	2,813,207	46,333,521
Equity-Income, Series NAV (T. Rowe Price)	5,384,202	112,906,720
Fundamental All Cap Core, Series NAV (John Hancock1) (A)(I)	6,536,973	95,766,648
International Core, Series NAV (GMO)	5,979,723	74,985,722
International Growth Opportunities, Series NAV (Baillie Gifford)	1,890,991	27,135,724
International Growth Stock, Series NAV (Invesco)	2,761,661	49,433,731
International Value, Series NAV (Templeton)	5,676,724	86,286,208
Mid Cap Stock, Series NAV (Wellington)	1,241,256	27,804,132
Mid Value, Series NAV (T. Rowe Price)	1,837,295	28,092,236
Small Cap Growth, Series NAV (Wellington)	1,074,655	14,518,586
Small Cap Value, Series NAV (Wellington)	597,727	15,863,678
Small Company Growth, Series NAV (Invesco)	424,393	11,386,464
Small Company Value, Series NAV (T. Rowe Price)	672,588	17,467,119
Strategic Equity Allocation, Series NAV (John Hancock2) (A)	27,502,768	491,199,439
Strategic Growth, Class NAV (John Hancock)	1,725,355	27,743,701
U.S. Equity, Series NAV (GMO)	1,504,328	28,161,013
Fixed Income - 58.0%
Bond Trust, Series NAV (John Hancock1) (A)	77,925,846	1,077,714,446
Core Bond, Series NAV (Wells Capital)	10,242,703	136,432,803
Global Bond, Series NAV (PIMCO)	5,691,421	74,216,124
New Income, Series NAV (T. Rowe Price)	18,748,089	252,161,791
Short Term Government Income, Series NAV (John Hancock1) (A)	1,865,632	23,544,275
Total Return, Series NAV (PIMCO)	18,870,648	264,755,195

7

The accompanying notes are an integral part of the financial statements.

Lifestyle Moderate MVP (continued)

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - (continued)
Alternative - 0.5%
Global Conservative Absolute Return, Series NAV (Standard Life) (I)	1,382,294	$14,030,287
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,729,916,434)		$3,110,180,743
SHORT-TERM INVESTMENTS - 0.9%
Commercial Paper - 0.2%
Govco LLC 0.120%, 07/16/2014*	$1,700,000	$1,699,915
Caisse Centrale Desjardins 0.120%, 07/17/2014*	1,700,000	1,699,909
BNP Paribas Finance, Inc. 0.130%, 07/18/2014*	1,700,000	1,699,896
Bank of Tokyo-Mitsubishi UFJ Ltd. 0.140%, 07/07/2014*	1,700,000	1,699,960
U.S. Treasury Bills - 0.7%
U.S. Treasury Bills
0.023%, 07/03/2014*	1,000,000	999,999
0.023%, 09/25/2014*	4,000,000	3,999,760
0.045%, 07/17/2014*	7,500,000	7,499,955
0.114%, 09/04/2014*	3,200,000	3,199,898
0.137%, 08/21/2014*	6,800,000	6,799,810
TOTAL SHORT-TERM INVESTMENTS (Cost $29,297,945)		$29,299,102
Total Investments (Lifestyle Moderate MVP) (Cost $2,759,214,379) - 99.6%		$3,139,479,845
Other assets and liabilities, net - 0.4%		12,672,308
TOTAL NET ASSETS - 100.0%		$3,152,152,153

Lifestyle Conservative MVP

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 98.7%
Equity - 19.0%
Blue Chip Growth, Series NAV (T. Rowe Price)	586,746	$20,653,443
Capital Appreciation, Series NAV (Jennison)	680,293	11,204,423
Equity-Income, Series NAV (T. Rowe Price)	1,485,136	31,143,304
Fundamental All Cap Core, Series NAV (John Hancock1) (A)(I)	2,747,759	40,254,672
International Core, Series NAV (GMO)	2,993,633	37,540,155
International Growth Opportunities, Series NAV (Baillie Gifford)	471,690	6,768,746
International Growth Stock, Series NAV (Invesco)	607,985	10,882,924
International Value, Series NAV (Templeton)	2,642,780	40,170,258
Mid Cap Stock, Series NAV (Wellington)	463,502	10,382,443
Mid Value, Series NAV (T. Rowe Price)	680,288	10,401,597
Small Cap Growth, Series NAV (Wellington)	614,806	8,306,027
Small Cap Value, Series NAV (Wellington)	514,347	13,650,765
Strategic Equity Allocation, Series NAV (John Hancock2) (A)	7,611,406	135,939,711
Fixed Income - 79.1%
Bond Trust, Series NAV (John Hancock1) (A)	66,393,774	918,225,900
Core Bond, Series NAV (Wells Capital)	8,762,110	116,711,308
Global Bond, Series NAV (PIMCO)	5,205,443	67,878,973
New Income, Series NAV (T. Rowe Price)	16,149,644	217,212,713
Short Term Government Income, Series NAV (John Hancock1) (A)	1,766,135	22,288,618
Total Return, Series NAV (PIMCO)	16,362,991	229,572,765
AFFILIATED INVESTMENT COMPANIES (G) - (continued)
Alternative - 0.6%
Global Conservative Absolute Return, Series NAV (Standard Life) (I)	1,160,768	$11,781,797
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,869,227,803)		$1,960,970,542
SHORT-TERM INVESTMENTS - 1.0%
Commercial Paper - 0.2%
Govco LLC 0.120%, 07/16/2014*	$1,060,000	$1,059,947
Caisse Centrale Desjardins 0.120%, 07/17/2014*	1,060,000	1,059,943
BNP Paribas Finance, Inc. 0.130%, 07/18/2014*	1,060,000	1,059,935
Bank of Tokyo-Mitsubishi UFJ Ltd. 0.140%, 07/07/2014*	1,060,000	1,059,975
U.S. Treasury Bills - 0.8%
U.S. Treasury Bills
0.023%, 07/03/2014*	2,000,000	1,999,997
0.045%, 07/17/2014*	5,000,000	4,999,970
0.083%, 09/04/2014*	4,000,000	3,999,872
0.137%, 08/21/2014*	4,400,000	4,399,877
TOTAL SHORT-TERM INVESTMENTS (Cost $19,638,893)		$19,639,516
Total Investments (Lifestyle Conservative MVP) (Cost $1,888,866,696) - 99.7%		$1,980,610,058
Other assets and liabilities, net - 0.3%		5,507,850
TOTAL NET ASSETS - 100.0%		$1,986,117,908

Footnotes
Percentages are based upon net assets.
(A)	The subadvisor is an affiliate of the advisor.
(G)	The underlying fund’s subadvisor is shown parenthetically.
(I)	Non-income producing.
[1]	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
[2]	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.
*	Yield represents either the anualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Investment companies
Underlying Funds’ Investment Managers
Baillie Gifford Overseas, Ltd.	(Baillie Gifford)
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors, L.P.	(DFA)
Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(John Hancock)
Pacific Investment Management Company, LLC	(PIMCO)
QS Investors, LLC	(QS Investors)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)

8

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2014 (unaudited)

Assets	Lifestyle Aggressive MVP	Lifestyle Growth MVP	Lifestyle Balanced MVP	Lifestyle Moderate MVP	Lifestyle Conservative MVP
Investments in securities, at value	$8,589,712	$171,233,321	$93,427,005	$29,299,102	$19,639,516
Investments in affiliated issuers, at value	469,643,352	13,717,162,611	10,721,149,297	3,110,180,743	1,960,970,542
Total investments, at value	478,233,064	13,888,395,932	10,814,576,302	3,139,479,845	1,980,610,058
Cash	1,628,957	31,946,573	19,356,567	5,613,996	2,302,230
Cash held at broker for futures contracts	—	39,517,928	22,489,097	6,861,288	3,170,862
Receivable for investments sold	91,463	7,076,879	6,021,679	1,723,200	1,428,284
Receivable for fund shares sold	118,291	634,926	220,724	87,292	189,373
Dividends and interest receivable	—	2,525	—	—	—
Receivable for futures variation margin	—	1,559,988	864,457	301,621	123,791
Receivable due from advisor	1,276	21,690	17,483	5,504	3,854
Other assets	735	21,951	32,843	4,790	2,975
Total assets	480,073,786	13,969,178,392	10,863,579,152	3,154,077,536	1,987,831,427

Liabilities
Payable for fund shares repurchased	207,870	7,607,343	6,167,813	1,787,284	1,602,939
Payable to affiliates
Accounting and legal services fees	6,246	182,840	142,490	41,404	26,252
Trustees’ fees	306	10,529	11,043	3,360	2,863
Other liabilities and accrued expenses	20,422	324,735	281,497	93,335	81,465
Total liabilities	234,844	8,125,447	6,602,843	1,925,383	1,713,519
Net assets	$479,838,942	$13,961,052,945	$10,856,976,309	$3,152,152,153	$1,986,117,908

Net assets consist of
Paid-in capital	$423,692,409	$11,564,831,920	$8,880,693,631	$2,502,138,492	$1,727,256,849
Undistributed net investment income (loss)	(351,204)	(19,192,278)	(13,779,605)	(4,274,261)	(2,761,697)
Accumulated undistributed net realized gain (loss) on investments	(47,487,153)	(515,475,482)	275,381,215	272,995,036	169,428,892
Net unrealized appreciation (depreciation) on investments	103,984,890	2,930,888,785	1,714,681,068	381,292,886	92,193,864
Net assets	$479,838,942	$13,961,052,945	$10,856,976,309	$3,152,152,153	$1,986,117,908
Investments in unaffiliated issuers, at cost	$8,589,278	$171,227,191	$93,424,028	$29,297,945	$19,638,893
Investments in affiliated issuers, at cost	$365,657,632	$10,791,081,450	$9,009,321,604	$2,729,916,434	$1,869,227,803

Net asset value per share

The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$114,651,711	$898,416,056	$824,153,149	$307,832,176	$202,839,963
Shares outstanding	10,048,942	60,309,893	57,380,338	21,477,845	15,440,702
Net asset value, offering price and redemption price per share	$11.41	$14.90	$14.36	$14.33	$13.14

Series II
Net assets	$154,830,074	$12,338,406,743	$8,694,650,527	$2,732,391,567	$1,734,706,633
Shares outstanding	13,616,641	831,089,814	608,664,091	191,721,443	132,928,982
Net asset value, offering price and redemption price per share	$11.37	$14.85	$14.28	$14.25	$13.05

Series NAV
Net assets	$210,357,157	$724,230,146	$1,338,172,633	$111,928,410	$48,571,312
Shares outstanding	18,426,831	48,551,019	92,966,866	7,803,015	3,690,072
Net asset value, offering price and redemption price per share	$11.42	$14.92	$14.39	$14.34	$13.16

9

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — June 30, 2014 (unaudited)

Investment income	Lifestyle Aggressive MVP	Lifestyle Growth MVP	Lifestyle Balanced MVP	Lifestyle Moderate MVP	Lifestyle Conservative MVP
Interest	$1,478	$34,345	$17,593	$3,996	$2,927

Expenses
Investment management fees	117,605	3,324,666	2,538,200	745,043	484,149
Series I distribution and service fees	29,176	221,305	206,966	76,634	51,576
Series II distribution and service fees	207,657	15,868,274	11,206,343	3,511,073	2,272,600
Accounting and legal services fees	31,189	924,428	718,157	208,180	133,683
Professional fees	22,185	123,659	100,396	42,407	34,549
Printing and postage	4,556	202,982	182,441	49,518	38,139
Custodian fees	6,608	6,958	6,708	6,608	6,608
Trustees’ fees	2,838	86,537	69,057	20,054	13,359
Registration and filing fees	4,437	8,510	9,129	8,278	7,931
Other	467	20,050	15,096	4,996	4,095
Total expenses before reductions	426,718	20,787,369	15,052,493	4,672,791	3,046,689
Net expense reductions	(72,280)	(1,454,613)	(1,175,653)	(369,417)	(263,092)
Total expenses	354,438	19,332,756	13,876,840	4,303,374	2,783,597
Net investment income (loss)	(352,960)	(19,298,411)	(13,859,247)	(4,299,378)	(2,780,670)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	668	217,658	159,703	(14)	(9)
Investments in affiliated issuers	36,487,951	723,582,117	535,348,583	157,987,632	69,250,635
Futures contracts	(5,338,759)	(57,500,394)	10,651,741	4,915,657	2,661,977
	31,149,860	666,299,381	546,160,027	162,903,275	71,912,603
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	434	(141,534)	(24,835)	1,641	(879)
Investments in affiliated issuers	(9,520,805)	(21,217,037)	(13,851,547)	(13,071,578)	18,845,051
Futures contracts	(1,264)	4,797,996	2,882,402	1,026,936	452,004
	(9,521,635)	(16,560,575)	(10,993,980)	(12,043,001)	19,296,176

Net realized and unrealized gain (loss)	21,628,225	649,738,806	535,166,047	150,860,274	91,208,779

Increase (decrease) in net assets from operations	$21,275,265	$630,440,395	$521,306,800	$146,560,896	$88,428,109

10

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	Lifestyle Aggressive MVP		Lifestyle Growth MVP		Lifestyle Balanced MVP
Increase (decrease) in net assets	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13
From operations
Net investment income (loss)	($352,960)	$4,778,966	($19,298,411)	$228,289,068	($13,859,247)	$216,085,957
Net realized gain (loss)	31,149,860	36,797,486	666,299,381	778,628,010	546,160,027	756,054,146
Change in net unrealized appreciation (depreciation)	(9,521,635)	68,053,904	(16,560,575)	1,596,871,981	(10,993,980)	451,745,013
Increase (decrease) in net assets resulting from operations	21,275,265	109,630,356	630,440,395	2,603,789,059	521,306,800	1,423,885,116
Distributions to shareholders
From net investment income
Series I	—	(1,216,212)	—	(14,819,258)	—	(16,756,540)
Series II	—	(1,538,665)	—	(202,277,313)	—	(172,722,555)
Series NAV	—	(2,024,194)	—	(11,106,882)	—	(26,646,590)
From net realized gain
Series I	—	(1,563,566)	—	(6,601,916)	—	(6,808,974)
Series II	—	(2,411,581)	—	(101,637,234)	—	(77,724,800)
Series NAV	—	(2,490,463)	—	(4,811,642)	—	(10,571,217)
Total distributions	—	(11,244,681)	—	(341,254,245)	—	(311,230,676)
From portfolio share transactions	(48,764,210)	(13,774,387)	(2,283,497,648)	(794,363,062)	(1,648,609,315)	(1,027,121,737)
Total increase (decrease)	(27,488,945)	84,611,288	(1,653,057,253)	1,468,171,752	(1,127,302,515)	85,532,703

Net assets
Beginning of period	507,327,887	422,716,599	15,614,110,198	14,145,938,446	11,984,278,824	11,898,746,121
End of period	$479,838,942	$507,327,887	$13,961,052,945	$15,614,110,198	$10,856,976,309	$11,984,278,824

Undistributed net investment income (loss)	($351,204)	$1,756	($19,192,278)	$106,133	($13,779,605)	$79,642

	Lifestyle Moderate MVP		Lifestyle Conservative MVP
Increase (decrease) in net assets	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13
From operations
Net investment income (loss)	($4,299,378)	$68,165,765	($2,780,670)	$53,329,594
Net realized gain (loss)	162,903,275	195,779,820	71,912,603	130,454,052
Change in net unrealized appreciation (depreciation)	(12,043,001)	75,154,696	19,296,176	(89,353,494)
Increase (decrease) in net assets resulting from operations	146,560,896	339,100,281	88,428,109	94,430,152
Distributions to shareholders
From net investment income
Series I	—	(6,786,692)	—	(5,933,698)
Series II	—	(59,163,946)	—	(51,053,712)
Series NAV	—	(2,200,784)	—	(1,329,690)
From net realized gain
Series I	—	(2,425,521)	—	(9,153,433)
Series II	—	(23,228,930)	—	(84,345,209)
Series NAV	—	(769,291)	—	(2,034,305)
Total distributions	—	(94,575,164)	—	(153,850,047)
From portfolio share transactions	(453,048,405)	(348,401,776)	(382,274,473)	(596,761,591)
Total increase (decrease)	(306,487,509)	(103,876,659)	(293,846,364)	(656,181,486)

Net assets
Beginning of period	3,458,639,662	3,562,516,321	2,279,964,272	2,936,145,758
End of period	$3,152,152,153	$3,458,639,662	$1,986,117,908	$2,279,964,272

Undistributed net investment income (loss)	($4,274,261)	$25,117	($2,761,697)	$18,973

11

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[1]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Aggressive MVP
SERIES I
06-30-2014[2]	10.91	(0.01)[3,4]		0.51	0.50	—	—	—	—	11.41	4.58	[5]	0.13	[6,7]	0.10	[6,7]	(0.05)[3,5]		115	35
12-31-2013	8.81	0.11	[3,4]	2.24	2.35	(0.11)	(0.14)	—	(0.25)	10.91	26.72		0.13	[6]	0.12	[6]	1.13	[3]	123	21
12-31-2012	7.66	0.07	[3,4]	1.20	1.27	(0.08)	(0.04)	—	(0.12)	8.81	16.61		0.12	[6]	0.12	[6]	0.87	[3]	95	18
12-31-2011	8.35	0.07	[3,4]	(0.61)	(0.54)	(0.08)	(0.07)	—	(0.15)	7.66	(6.50)		0.12	[6]	0.12	[6]	0.84	[3]	107	23
12-31-2010	7.30	0.08	[3,4]	1.12	1.20	(0.08)	(0.07)	—	(0.15)	8.35	16.44		0.12	[6]	0.12	[6]	1.02	[3]	129	23
12-31-2009	5.43	0.06	[3,4]	1.87	1.93	(0.06)	— [8]	—	(0.06)	7.30	35.63		0.13	[6]	0.13	[6]	1.01	[3]	124	43
SERIES II
06-30-2014[2]	10.88	(0.02)[3,4]		0.51	0.49	—	—	—	—	11.37	4.50	[5]	0.33	[6,7]	0.30	[6,7]	(0.15)[3,5]		155	35
12-31-2013	8.79	0.08	[3,4]	2.24	2.32	(0.09)	(0.14)	—	(0.23)	10.88	26.43		0.33	[6]	0.32	[6]	0.83	[3]	189	21
12-31-2012	7.64	0.06	[3,4]	1.20	1.26	(0.07)	(0.04)	—	(0.11)	8.79	16.43		0.32	[6]	0.32	[6]	0.68	[3]	176	18
12-31-2011	8.33	0.05	[3,4]	(0.61)	(0.56)	(0.06)	(0.07)	—	(0.13)	7.64	(6.72)		0.32	[6]	0.32	[6]	0.65	[3]	181	23
12-31-2010	7.29	0.06	[3,4]	1.12	1.18	(0.07)	(0.07)	—	(0.14)	8.33	16.12		0.32	[6]	0.32	[6]	0.82	[3]	224	23
12-31-2009	5.42	0.05	[3,4]	1.87	1.92	(0.05)	— [8]	—	(0.05)	7.29	35.46		0.33	[6]	0.33	[6]	0.83	[3]	213	43
SERIES NAV
06-30-2014[2]	10.91	—	[3,4,8]	0.51	0.51	—	—	—	—	11.42	4.67	[5]	0.08	[6,7]	0.05	[6,7]	(0.02)[3,5]		210	35
12-31-2013	8.81	0.12	[3,4]	2.24	2.36	(0.12)	(0.14)	—	(0.26)	10.91	26.77		0.08	[6]	0.07	[6]	1.17	[3]	196	21
12-31-2012	7.66	0.09	[3,4]	1.19	1.28	(0.09)	(0.04)	—	(0.13)	8.81	16.67		0.07	[6]	0.07	[6]	1.06	[3]	152	18
12-31-2011	8.35	0.09	[3,4]	(0.63)	(0.54)	(0.08)	(0.07)	—	(0.15)	7.66	(6.46)		0.07	[6]	0.07	[6]	1.06	[3]	118	23
12-31-2010	7.30	0.09	[3,4]	1.11	1.20	(0.08)	(0.07)	—	(0.15)	8.35	16.50		0.07	[6]	0.07	[6]	1.14	[3]	99	23
12-31-2009	5.43	0.07	[3,4]	1.87	1.94	(0.07)	— [8]	—	(0.07)	7.30	35.69		0.08	[6]	0.08	[6]	1.15	[3]	79	43
1. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 2. Six months ended 6-30-14. Unaudited. 3. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4. Based on average daily shares outstanding. 5. Not annualized. 6. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.50% – 1.10%, 0.69% – 1.12%, 0.70% – 1.10%, 0.48% – 1.10%, 0.48% – 1.10%, and 0.49% – 1.25%, for the periods ended 6-30-14, 12-31-13, 12-31-12, 12-31-11, 12-31-10, and 12-31-09, respectively. 7. Annualized. 8. Less than $0.005 per share.

Lifestyle Growth MVP
SERIES I
06-30-2014[2]	14.23	(0.01)[3,4]		0.68	0.67	—	—	—	—	14.90	4.71	[5]	0.12	[6,7]	0.10	[6,7]	(0.05)[3,5]		898	28
12-31-2013	12.21	0.23	[3,4]	2.13	2.36	(0.24)	(0.10)	—	(0.34)	14.23	19.34		0.11	[6]	0.11	[6]	1.73	[3]	917	11
12-31-2012	10.92	0.18	[3,4]	1.33	1.51	(0.18)	(0.04)	—	(0.22)	12.21	13.87		0.11	[6]	0.11	[6]	1.50	[3]	807	39	[8]
12-31-2011	11.42	0.22	[3,4]	(0.40)	(0.18)	(0.22)	(0.10)	—	(0.32)	10.92	(1.60)		0.11	[6]	0.11	[6]	1.92	[3]	726	9	[8]
12-31-2010	10.34	0.19	[3,4]	1.15	1.34	(0.19)	(0.07)	—	(0.26)	11.42	13.02		0.11	[6]	0.11	[6]	1.81	[3]	742	23
12-31-2009	7.99	0.26	[3,4]	2.40	2.66	(0.26)	(0.05)	—	(0.31)	10.34	33.30		0.12	[6]	0.12	[6]	2.90	[3]	659	37
SERIES II
06-30-2014[2]	14.19	(0.02)[3,4]		0.68	0.66	—	—	—	—	14.85	4.65	[5]	0.32	[6,7]	0.30	[6,7]	(0.15)[3,5]		12,338	28
12-31-2013	12.18	0.20	[3,4]	2.12	2.32	(0.21)	(0.10)	—	(0.31)	14.19	19.09		0.31	[6]	0.31	[6]	1.50	[3]	14,027	11
12-31-2012	10.90	0.15	[3,4]	1.33	1.48	(0.16)	(0.04)	—	(0.20)	12.18	13.59		0.31	[6]	0.31	[6]	1.27	[3]	12,818	39	[8]
12-31-2011	11.40	0.19	[3,4]	(0.39)	(0.20)	(0.20)	(0.10)	—	(0.30)	10.90	(1.80)		0.31	[6]	0.31	[6]	1.66	[3]	12,007	9	[8]
12-31-2010	10.32	0.17	[3,4]	1.15	1.32	(0.17)	(0.07)	—	(0.24)	11.40	12.83		0.31	[6]	0.31	[6]	1.59	[3]	13,186	23
12-31-2009	7.98	0.24	[3,4]	2.39	2.63	(0.24)	(0.05)	—	(0.29)	10.32	32.95		0.32	[6]	0.32	[6]	2.71	[3]	12,053	37
SERIES NAV
06-30-2014[2]	14.24	—	[3,4]	0.68	0.68	—	—	—	—	14.92	4.78	[5]	0.07	[6,7]	0.05	[6,7]	(0.02)[3,5]		724	28
12-31-2013	12.22	0.25	[3,4]	2.11	2.36	(0.24)	(0.10)	—	(0.34)	14.24	19.38		0.06	[6]	0.06	[6]	1.87	[3]	670	11
12-31-2012	10.93	0.19	[3,4]	1.33	1.52	(0.19)	(0.04)	—	(0.23)	12.22	13.91		0.06	[6]	0.06	[6]	1.58	[3]	521	39	[8]
12-31-2011	11.43	0.24	[3,4]	(0.42)	(0.18)	(0.22)	(0.10)	—	(0.32)	10.93	(1.55)		0.06	[6]	0.06	[6]	2.05	[3]	435	9	[8]
12-31-2010	10.35	0.21	[3,4]	1.14	1.35	(0.20)	(0.07)	—	(0.27)	11.43	13.05		0.06	[6]	0.06	[6]	1.93	[3]	405	23
12-31-2009	8.00	0.28	[3,4]	2.38	2.66	(0.26)	(0.05)	—	(0.31)	10.35	33.32		0.07	[6]	0.07	[6]	3.08	[3]	323	37
1. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 2. Six months ended 6-30-14. Unaudited. 3. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4. Based on average daily shares outstanding. 5. Not annualized. 6. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.50% – 1.10%, 0.50% – 1.10%, 0.49% – 1.10%, 0.48% – 1.10%, 0.48% – 1.10%, and 0.49% – 1.25%, for the periods ended 6-30-14, 12-31-13, 12-31-12, 12-31-11, 12-31-10, and 12-31-09, respectively. 7. Annualized. 8. Excludes merger activity.

12

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[1]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Balanced MVP
SERIES I
06-30-2014[2]	13.69	(0.01)[3,4]		0.68	0.67	—	—	—	—	14.36	4.89	[5]	0.12	[6,7]	0.09	[6,7]	(0.05)[3,5]		824	24
12-31-2013	12.48	0.26	[3,4]	1.33	1.59	(0.27)	(0.11)	—	(0.38)	13.69	12.78		0.11	[6]	0.11	[6]	1.98	[3]	863	9
12-31-2012	11.41	0.22	[3,4]	1.13	1.35	(0.23)	(0.05)	—	(0.28)	12.48	11.87		0.11	[6]	0.11	[6]	1.82	[3]	834	32
12-31-2011	11.74	0.28	[3,4]	(0.21)	0.07	(0.28)	(0.12)	—	(0.40)	11.41	0.62		0.11	[6]	0.11	[6]	2.38	[3]	823	10
12-31-2010	10.79	0.25	[3,4]	1.02	1.27	(0.25)	(0.07)	—	(0.32)	11.74	11.75		0.11	[6]	0.11	[6]	2.19	[3]	832	30
12-31-2009	8.59	0.38	[3,4]	2.26	2.64	(0.36)	(0.08)	—	(0.44)	10.79	30.75		0.11	[6]	0.11	[6]	3.91	[3]	774	34
SERIES II
06-30-2014[2]	13.63	(0.02)[3,4]		0.67	0.65	—	—	—	—	14.28	4.77	[5]	0.32	[6,7]	0.29	[6,7]	(0.15)[3,5]		8,695	24
12-31-2013	12.43	0.23	[3,4]	1.33	1.56	(0.25)	(0.11)	—	(0.36)	13.63	12.54		0.31	[6]	0.31	[6]	1.75	[3]	9,777	9
12-31-2012	11.36	0.20	[3,4]	1.13	1.33	(0.21)	(0.05)	—	(0.26)	12.43	11.70		0.31	[6]	0.31	[6]	1.62	[3]	9,828	32
12-31-2011	11.69	0.25	[3,4]	(0.20)	0.05	(0.26)	(0.12)	—	(0.38)	11.36	0.42		0.31	[6]	0.31	[6]	2.09	[3]	9,776	10
12-31-2010	10.75	0.22	[3,4]	1.01	1.23	(0.22)	(0.07)	—	(0.29)	11.69	11.49		0.31	[6]	0.31	[6]	1.99	[3]	10,775	30
12-31-2009	8.56	0.36	[3,4]	2.25	2.61	(0.34)	(0.08)	—	(0.42)	10.75	30.48		0.31	[6]	0.31	[6]	3.71	[3]	9,973	34
SERIES NAV
06-30-2014[2]	13.72	—	[3,4,8]	0.67	0.67	—	—	—	—	14.39	4.88	[5]	0.07	[6,7]	0.04	[6,7]	(0.02)[3,5]		1,338	24
12-31-2013	12.50	0.28	[3,4]	1.33	1.61	(0.28)	(0.11)	—	(0.39)	13.72	12.90		0.06	[6]	0.06	[6]	2.07	[3]	1,344	9
12-31-2012	11.43	0.23	[3,4]	1.13	1.36	(0.24)	(0.05)	—	(0.29)	12.50	11.90		0.06	[6]	0.06	[6]	1.91	[3]	1,237	32
12-31-2011	11.76	0.28	[3,4]	(0.20)	0.08	(0.29)	(0.12)	—	(0.41)	11.43	0.67		0.06	[6]	0.06	[6]	2.39	[3]	1,168	10
12-31-2010	10.81	0.25	[3,4]	1.02	1.27	(0.25)	(0.07)	—	(0.32)	11.76	11.78		0.06	[6]	0.06	[6]	2.20	[3]	1,254	30
12-31-2009	8.60	0.36	[3,4]	2.30	2.66	(0.37)	(0.08)	—	(0.45)	10.81	30.90		0.06	[6]	0.06	[6]	3.79	[3]	1,221	34
1. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 2. Six months ended 6-30-14. Unaudited. 3. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4. Based on average daily shares outstanding. 5. Not annualized. 6. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.50% – 1.10%, 0.50% – 1.10%, 0.49% – 1.10%, 0.48% – 1.10%, 0.48% – 1.10%, and 0.49% – 1.23%, for the periods ended 6-30-14, 12-31-13, 12-31-12, 12-31-11, 12-31-10, and 12-31-09, respectively. 7. Annualized. 8. Less than $0.005 per share.

Lifestyle Moderate MVP
SERIES I
06-30-2014[2]	13.68	(0.01)[3,4]		0.66	0.65	—	—	—	—	14.33	4.75	[5]	0.12	[6,7]	0.09	[6,7]	(0.05)[3,5]		308	33
12-31-2013	12.78	0.29	[3,4]	1.02	1.31	(0.30)	(0.11)	—	(0.41)	13.68	10.22		0.11	[6]	0.11	[6]	2.14	[3]	320	7
12-31-2012	11.84	0.26	[3,4]	1.00	1.26	(0.27)	(0.05)	—	(0.32)	12.78	10.67		0.11	[6]	0.11	[6]	2.07	[3]	315	26
12-31-2011	12.01	0.32	[3,4]	(0.04)	0.28	(0.33)	(0.12)	—	(0.45)	11.84	2.33		0.11	[6]	0.11	[6]	2.65	[3]	301	12
12-31-2010	11.15	0.27	[3,4]	0.91	1.18	(0.27)	(0.05)	—	(0.32)	12.01	10.55		0.11	[6]	0.11	[6]	2.31	[3]	307	29
12-31-2009	9.15	0.43	[3,4]	2.07	2.50	(0.42)	(0.08)	—	(0.50)	11.15	27.26		0.12	[6]	0.12	[6]	4.24	[3]	278	31
SERIES II
06-30-2014[2]	13.62	(0.02)[3,4]		0.65	0.63	—	—	—	—	14.25	4.63	[5]	0.32	[6,7]	0.29	[6,7]	(0.15)[3,5]		2,732	33
12-31-2013	12.73	0.25	[3,4]	1.02	1.27	(0.27)	(0.11)	—	(0.38)	13.62	9.97		0.31	[6]	0.31	[6]	1.89	[3]	3,037	7
12-31-2012	11.79	0.23	[3,4]	1.00	1.23	(0.24)	(0.05)	—	(0.29)	12.73	10.50		0.31	[6]	0.31	[6]	1.86	[3]	3,157	26
12-31-2011	11.96	0.29	[3,4]	(0.03)	0.26	(0.31)	(0.12)	—	(0.43)	11.79	2.13		0.31	[6]	0.31	[6]	2.42	[3]	3,116	12
12-31-2010	11.10	0.24	[3,4]	0.91	1.15	(0.24)	(0.05)	—	(0.29)	11.96	10.39		0.31	[6]	0.31	[6]	2.10	[3]	3,272	29
12-31-2009	9.12	0.42	[3,4]	2.03	2.45	(0.39)	(0.08)	—	(0.47)	11.10	26.86		0.32	[6]	0.32	[6]	4.18	[3]	2,925	31
SERIES NAV
06-30-2014[2]	13.69	—	[3,4]	0.65	0.65	—	—	—	—	14.34	4.75	[5]	0.07	[6,7]	0.04	[6,7]	(0.02)[3,5]		112	33
12-31-2013	12.79	0.30	[3,4]	1.02	1.32	(0.31)	(0.11)	—	(0.42)	13.69	10.27		0.06	[6]	0.06	[6]	2.23	[3]	102	7
12-31-2012	11.85	0.28	[3,4]	0.98	1.26	(0.27)	(0.05)	—	(0.32)	12.79	10.71		0.06	[6]	0.06	[6]	2.23	[3]	91	26
12-31-2011	12.02	0.38	[3,4]	(0.09)	0.29	(0.34)	(0.12)	—	(0.46)	11.85	2.38		0.06	[6]	0.06	[6]	3.07	[3]	75	12
12-31-2010	11.15	0.29	[3,4]	0.90	1.19	(0.27)	(0.05)	—	(0.32)	12.02	10.69		0.06	[6]	0.06	[6]	2.51	[3]	53	29
12-31-2009	9.16	0.50	[3,4]	1.99	2.49	(0.42)	(0.08)	—	(0.50)	11.15	27.19		0.07	[6]	0.07	[6]	4.84	[3]	37	31
1. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 2. Six months ended 6-30-14. Unaudited. 3. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4. Based on average daily shares outstanding. 5. Not annualized. 6. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.50% – 1.10%, 0.50% – 1.10%, 0.49% – 1.10%, 0.48% – 1.10%, 0.49% – 1.23%, and 0.34% – 1.17%, for the periods ended 6-30-14, 12-31-13, 12-31-12, 12-31-11, 12-31-10, and 12-31-09, respectively. 7. Annualized.

13

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[1]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Conservative MVP
SERIES I
06-30-2014[2]	12.58	(0.01)[3,4]		0.57	0.56	—	—	—	—	13.14	4.45	[5]	0.12	[6,7]	0.09	[6,7]	(0.05)[3,5]		203	40
12-31-2013	12.96	0.29	[3,4]	0.21	0.50	(0.35)	(0.53)	—	(0.88)	12.58	3.88		0.11	[6]	0.11	[6]	2.24	[3]	218	5
12-31-2012	12.56	0.33	[3,4]	0.73	1.06	(0.32)	(0.34)	—	(0.66)	12.96	8.52		0.11	[6]	0.11	[6]	2.51	[3]	274	22
12-31-2011	12.57	0.42	[3,4]	0.11	0.53	(0.41)	(0.13)	—	(0.54)	12.56	4.23		0.11	[6]	0.11	[6]	3.27	[3]	252	17
12-31-2010	11.83	0.29	[3,4]	0.79	1.08	(0.30)	(0.04)	—	(0.34)	12.57	9.12		0.11	[6]	0.11	[6]	2.36	[3]	247	34
12-31-2009	10.26	0.51	[3,4]	1.71	2.22	(0.49)	(0.16)	—	(0.65)	11.83	21.71		0.12	[6]	0.12	[6]	4.58	[3]	229	37
SERIES II
06-30-2014[2]	12.51	(0.02)[3,4]		0.56	0.54	—	—	—	—	13.05	4.32	[5]	0.32	[6,7]	0.29	[6,7]	(0.15)[3,5]		1,735	40
12-31-2013	12.89	0.26	[3,4]	0.22	0.48	(0.33)	(0.53)	—	(0.86)	12.51	3.69		0.31	[6]	0.31	[6]	1.99	[3]	2,014	5
12-31-2012	12.50	0.30	[3,4]	0.73	1.03	(0.30)	(0.34)	—	(0.64)	12.89	8.27		0.31	[6]	0.31	[6]	2.29	[3]	2,613	22
12-31-2011	12.51	0.39	[3,4]	0.12	0.51	(0.39)	(0.13)	—	(0.52)	12.50	4.04		0.31	[6]	0.31	[6]	3.05	[3]	2,525	17
12-31-2010	11.78	0.27	[3,4]	0.77	1.04	(0.27)	(0.04)	—	(0.31)	12.51	8.87		0.31	[6]	0.31	[6]	2.20	[3]	2,572	34
12-31-2009	10.22	0.52	[3,4]	1.67	2.19	(0.47)	(0.16)	—	(0.63)	11.78	21.44		0.32	[6]	0.32	[6]	4.65	[3]	2,266	37
SERIES NAV
06-30-2014[2]	12.61	—	[3,4]	0.55	0.55	—	—	—	—	13.16	4.36	[5]	0.07	[6,7]	0.04	[6,7]	(0.02)[3,5]		49	40
12-31-2013	12.98	0.33	[3,4]	0.19	0.52	(0.36)	(0.53)	—	(0.89)	12.61	4.00		0.06	[6]	0.06	[6]	2.50	[3]	48	5
12-31-2012	12.58	0.36	[3,4]	0.71	1.07	(0.33)	(0.34)	—	(0.67)	12.98	8.55		0.06	[6]	0.06	[6]	2.77	[3]	50	22
12-31-2011	12.59	0.46	[3,4]	0.08	0.54	(0.42)	(0.13)	—	(0.55)	12.58	4.27		0.06	[6]	0.06	[6]	3.57	[3]	34	17
12-31-2010	11.84	0.33	[3,4]	0.76	1.09	(0.30)	(0.04)	—	(0.34)	12.59	9.25		0.06	[6]	0.06	[6]	2.67	[3]	30	34
12-31-2009	10.28	0.56	[3,4]	1.66	2.22	(0.50)	(0.16)	—	(0.66)	11.84	21.63		0.07	[6]	0.07	[6]	4.99	[3]	20	37
1. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 2. Six months ended 6-30-14. Unaudited. 3. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4. Based on average daily shares outstanding. 5. Not annualized. 6. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.50% – 1.10%, 0.50% – 1.10%, 0.49% – 1.10%, 0.48% – 1.10%, 0.48% – 1.02%, and 0.49% – 0.99%, for the periods ended 6-30-14, 12-31-13, 12-31-12, 12-31-11, 12-31-10, and 12-31-09, respectively. 7. Annualized.

14

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Notes to financial statements (unaudited)

1.  ORGANIZATION John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. The trust is a series company with multiple investment series, five of which (collectively, Lifestyle Portfolios or the portfolios, and individually the portfolio) are presented in this report. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act).

The portfolios may offer multiple classes of shares. The shares currently offered by the trust are detailed in the Statements of assets and liabilities. Series I, Series II, and Series NAV shares are presently offered only to certain affiliates of John Hancock Investment Management Services, LLC (the Advisor). The portfolios operate as “funds of funds” that invest primarily in shares of underlying funds of the Trust or affiliates of the Trust and other investments. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.

The investment objectives of the portfolios are as follows:

Lifestyle Aggressive MVP

To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.

Lifestyle Growth MVP

To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.

Lifestyle Balanced MVP

To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.

Lifestyle Moderate MVP

To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.

Lifestyle Conservative MVP

To seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.

The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

2.  SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP, and there have been no changes to this qualification during the periods presented in the financial statements.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation.  Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the portfolios use the following valuation techniques: Equity securities held by the portfolios are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the portfolios in underlying affiliated funds are valued at their respective net asset values each business day. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2014, all investments in the portfolios are categorized as Level 1 under the hierarchy described above except for short-term investments which are categorized as Level 2.

Security transactions and related investment income.  Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit.  The portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

15

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

In addition, the portfolios and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating portfolio on a pro rata basis and is reflected in other expenses on the Statements of operations. Commitment fees for the six months ended June 30, 2014 were as follows:

Portfolio	Commitment Fee
Lifestyle Aggressive MVP	$322
Lifestyle Growth MVP	3,092
Lifestyle Balanced MVP	2,486
Lifestyle Moderate MVP	893
Lifestyle Conservative MVP	697

For the six months ended June 30, 2014, the portfolios had no borrowings under the line of credit.

Expenses.  Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations.  Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes.  Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of December 31, 2013:

	CAPITAL LOSS CARRYFORWARD EXPIRING AT DECEMBER 31,
Portfolio	2017	2018
Lifestyle Aggressive MVP	$32,341,780	$22,833,335
Lifestyle Growth MVP	788,936,622	192,694,144
Lifestyle Balanced MVP	—	109,487,258
Lifestyle Moderate MVP	—	—
Lifestyle Conservative MVP	—	—

As of December 31, 2013, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. Each portfolio’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on June 30, 2014, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Lifestyle Aggressive MVP	$397,708,808	$85,378,481	($4,854,225)	$80,524,256
Lifestyle Growth MVP	10,996,526,408	2,906,155,423	(14,285,899)	2,891,869,524
Lifestyle Balanced MVP	9,302,889,729	1,528,478,695	(16,792,122)	1,511,686,573
Lifestyle Moderate MVP	2,771,956,140	374,631,501	(7,107,796)	367,523,705
Lifestyle Conservative MVP	2,050,158,250	—	(69,548,192)	(69,548,192)

Distribution of income and gains.  Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

3.  DERIVATIVE INSTRUMENTS The portfolios may invest in derivatives in order to meet their investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing

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DERIVATIVE INSTRUMENTS, CONTINUED

organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolio and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Futures.  A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the portfolio to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolio to unlimited risk of loss.

Upon entering into a futures contract, the portfolio is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the portfolio. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The following tables summarize the contracts held at June 30, 2014, and the range of futures contracts notional amounts held by the portfolios during the six months ended June 30, 2014. In addition, the tables detail how the portfolios used futures contracts during the six months ended June 30, 2014.

Lifestyle Aggressive MVP

The portfolio used futures contracts to manage against anticipated currency exchange rates and securities markets, gain exposure to foreign currency and certain securities markets, as a substitute for securities purchased, and to maintain diversity and liquidity of the portfolio. There were no open futures contracts as of June 30, 2014.

Lifestyle Growth MVP

The portfolio used futures contracts to manage against anticipated currency exchange rates and securities markets, gain exposure to foreign currency and certain securities markets, as a substitute for securities purchased, and to maintain diversity and liquidity of the portfolio. During the six months ended June 30, 2014 the portfolio held futures contracts with total notional values up to $957.3 million, as measured at period end. The following table summarizes the contracts held at June 30, 2014.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Lifestyle Growth Trust	Euro FX Futures	321	Long	Sep 2014	$54,558,085	$54,963,225	$405,140
	Euro STOXX 50 Index Futures	1,226	Long	Sep 2014	55,002,871	54,257,593	(745,278)
	FTSE 100 Index Futures	651	Long	Sep 2014	75,002,435	74,768,679	(233,756)
	Japanese Yen Currency Futures	353	Long	Sep 2014	43,145,005	43,595,500	450,495
	Mini MSCI Emerging Markets Index Futures	1,607	Long	Sep 2014	83,796,005	83,620,245	(175,760)
	Nikkei 225 Futures	287	Long	Sep 2014	42,990,913	42,948,719	(42,194)
	Pound Sterling Currency Futures	702	Long	Sep 2014	74,021,516	75,004,312	982,796
	Russell 2000 Mini Index Futures	498	Long	Sep 2014	58,329,412	59,276,940	947,528
	S&P 500 Index E-Mini Futures	3,622	Long	Sep 2014	351,742,492	353,579,640	1,837,148
	S&P Mid 400 Index E-Mini Futures	807	Long	Sep 2014	113,972,633	115,344,510	1,371,877
							$4,797,996

Lifestyle Balanced MVP

The portfolio used futures contracts to manage against anticipated currency exchange rates and securities markets, gain exposure to foreign currency and certain securities markets, as a substitute for securities purchased, and to maintain diversity and liquidity of the portfolio. During the six months ended June 30, 2014 the portfolio held futures contracts with total notional values up to $546.0 million, as measured at period end. The following table summarizes the contracts held at June 30, 2014.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Lifestyle Balanced Trust	Euro FX Futures	193	Long	Sep 2014	$32,801,581	$33,046,425	$244,844
	Euro STOXX 50 Index Futures	737	Long	Sep 2014	33,056,451	32,616,514	(439,937)
	FTSE 100 Index Futures	387	Long	Sep 2014	44,578,600	44,447,740	(130,860)
	Japanese Yen Currency Futures	220	Long	Sep 2014	26,885,010	27,170,000	284,990
	Mini MSCI Emerging Markets Index Futures	1,099	Long	Sep 2014	57,287,496	57,186,465	(101,031)
	Nikkei 225 Futures	179	Long	Sep 2014	26,778,989	26,786,832	7,843
	Pound Sterling Currency Futures	418	Long	Sep 2014	44,058,061	44,660,688	602,627
	Russell 2000 Mini Index Futures	265	Long	Sep 2014	31,008,692	31,542,950	534,258
	S&P 500 Index E-Mini Futures	1,878	Long	Sep 2014	182,275,410	183,330,360	1,054,950
	S&P Mid 400 Index E-Mini Futures	456	Long	Sep 2014	64,351,362	65,176,080	824,718
							$2,882,402

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DERIVATIVE INSTRUMENTS, CONTINUED

Lifestyle Moderate MVP

The portfolio used futures contracts to manage against anticipated currency exchange rates and securities markets, gain exposure to foreign currency and certain securities markets, as a substitute for securities purchased, and to maintain diversity and liquidity of the portfolio. During the six months ended June 30, 2014 the portfolio held futures contracts with total notional values up to $170.3 million, as measured at period end. The following table summarizes the contracts held at June 30, 2014.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Lifestyle Moderate Trust	Euro FX Futures	69	Long	Sep 2014	$11,731,531	$11,814,525	$82,994
	Euro STOXX 50 Index Futures	267	Long	Sep 2014	11,959,006	11,816,295	(142,711)
	FTSE 100 Index Futures	135	Long	Sep 2014	15,531,522	15,505,026	(26,496)
	Japanese Yen Currency Futures	79	Long	Sep 2014	9,659,308	9,756,500	97,192
	Mini MSCI Emerging Markets Index Futures	235	Long	Sep 2014	12,235,014	12,228,225	(6,789)
	Nikkei 225 Futures	65	Long	Sep 2014	9,713,958	9,727,062	13,104
	Pound Sterling Currency Futures	145	Long	Sep 2014	15,286,875	15,492,344	205,469
	Russell 2000 Mini Index Futures	78	Long	Sep 2014	9,114,194	9,284,340	170,146
	S&P 500 Index E-Mini Futures	560	Long	Sep 2014	54,308,191	54,667,200	359,009
	S&P Mid 400 Index E-Mini Futures	140	Long	Sep 2014	19,735,182	20,010,200	275,018
							$1,026,936

Lifestyle Conservative MVP

The portfolio used futures contracts to manage against anticipated currency exchange rates and securities markets, gain exposure to foreign currency and certain securities markets, as a substitute for securities purchased, and to maintain diversity and liquidity of the portfolio. During the six months ended June 30, 2014 the portfolio held futures contracts with total notional values ranging up to $78.6 million, as measured at period end. The following table summarizes the contracts held at June 30, 2014.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Lifestyle Conservative Trust	Euro FX Futures	35	Long	Sep 2014	$5,949,694	$5,992,875	$43,181
	Euro STOXX 50 Index Futures	137	Long	Sep 2014	6,136,753	6,063,043	(73,710)
	FTSE 100 Index Futures	61	Long	Sep 2014	7,018,111	7,005,974	(12,137)
	Japanese Yen Currency Futures	45	Long	Sep 2014	5,500,096	5,557,500	57,404
	Mini MSCI Emerging Markets Index Futures	176	Long	Sep 2014	9,162,055	9,158,160	(3,895)
	Nikkei 225 Futures	37	Long	Sep 2014	5,520,769	5,536,943	16,174
	Pound Sterling Currency Futures	65	Long	Sep 2014	6,849,515	6,944,844	95,329
	Russell 2000 Mini Index Futures	31	Long	Sep 2014	3,620,090	3,689,930	69,840
	S&P 500 Index E-Mini Futures	211	Long	Sep 2014	20,453,183	20,597,820	144,637
	S&P Mid 400 Index E-Mini Futures	56	Long	Sep 2014	7,888,899	8,004,080	115,181
							$452,004

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the portfolios at June 30, 2014 by risk category:

Fund	Risk	Statements of assets and liabilities location	Financial Instruments Location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
Lifestyle Growth MVP	Equity Contracts	Receivable for futures	Futures†	$2,959,565	—
	Foreign Contracts	Receivable for futures	Futures†	1,838,431
	Total			$4,797,996	—
Lifestyle Balanced MVP	Equity Contracts	Receivable for futures	Futures†	$1,749,941	—
	Foreign Contracts	Receivable for futures	Futures†	1,132,461
	Total			$2,882,402	—
Lifestyle Moderate MVP	Equity Contracts	Receivable for futures	Futures†	$641,281	—
	Foreign Contracts	Receivable for futures	Futures†	385,655
	Total			$1,026,936	—
Lifestyle Conservative MVP	Equity Contracts	Receivable for futures	Futures†	$256,090	—
	Foreign Contracts	Receivable for futures	Futures†	195,914
	Total			$452,004	—

†	Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the year end variation margin is separately disclosed in the Statements of assets and liabilities.

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DERIVATIVE INSTRUMENTS, CONTINUED

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2014:

	Statements of Operations Location — Net Realized Gain (Loss) on:
Fund	Risk	Futures Contracts
Lifestyle Aggressive MVP	Equity Contracts	($71,723)
	Foreign Contracts	(5,267,036)
	Total	($5,338,759)
Lifestyle Growth MVP	Equity Contracts	($56,717,737)
	Foreign Contracts	(782,657)
	Total	($57,500,394)
Lifestyle Balanced MVP	Equity Contracts	$10,322,655
	Foreign Contracts	329,086
	Total	$10,651,741
Lifestyle Moderate MVP	Equity Contracts	$4,857,670
	Foreign Contracts	57,987
	Total	$4,915,657
Lifestyle Conservative MVP	Equity Contracts	$2,674,231
	Foreign Contracts	(12,254)
	Total	$2,661,977

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2014:

	Statements of Operations Location — Change in Unrealized Appreciation (Depreciation) of:
Fund	Risk	Futures Contracts
Lifestyle Aggressive MVP	Equity Contracts	($1,264)
	Foreign Contracts	—
	Total	($1,264)
Lifestyle Growth MVP	Equity Contracts	$2,959,565
	Foreign Contracts	1,838,431
	Total	$4,797,996
Lifestyle Balanced MVP	Equity Contracts	$1,749,941
	Foreign Contracts	1,132,461
	Total	$2,882,402
Lifestyle Moderate MVP	Equity Contracts	$641,281
	Foreign Contracts	385,655
	Total	$1,026,936
Lifestyle Conservative MVP	Equity Contracts	$256,090
	Foreign Contracts	195914
	Total	$452,004

4.  GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, each portfolio enters into contracts with service providers that contain general indemnification clauses. A portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the portfolios that have not yet occurred. The risk of material loss from such claims is considered remote.

5.  FEES AND TRANSACTIONS WITH AFFILIATES John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee.  The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor on an annual basis, as detailed below. Aggregate net assets include the net assets of the portfolios and the net assets of similar funds of John Hancock Funds II (JHF II) and net assets of similar funds of the Trust. The portfolios are advised by the Advisor and are distributed by an affiliate of the Advisor, John Hancock Distributor, LLC. The Advisor has subadvisory agreements with John Hancock Asset Management, a division of Manulife Asset management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC which are indirect wholly owned subsidiaries of MFC and affiliates of the Advisor. In addition, the Advisor has a subadvisory agreement with QS Investors, LLC. The portfolios are not responsible for payment of the subadvisory fees.

The advisory fee has two components: (a) a fee on assets invested in affiliated funds (Affiliated Fund Assets) and (b) a fee on assets not invested in affiliated funds (Other Assets). Affiliated funds are any fund of the Trust, JHF II and John Hancock Funds III (JHF III) excluding John Hancock Money Market Trust B, John Hancock 500 Index Trust B, John Hancock Total Bond Market Trust B and John Hancock International Equity Index Trust B.

Under the advisory agreement, the portfolios pay a daily management fee to the Advisor. The rates, outlined below, are applied to the Affiliated Fund Assets and Other Assets of each portfolio.

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FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

	First $7.5 billion of average net assets	Excess over $7.5 billion of average net assets
Affiliated Fund Assets	0.05%	0.04%
Other Assets	0.50%	0.49%

Expense reimbursements.  The Advisor contractually agreed to reimburse certain other expenses for the portfolios so that they do not exceed 0.00% of average daily net assets of the portfolios. This waiver includes all expenses except taxes, brokerage commissions, interest expense, litigation and indemnification expenses not incurred in the ordinary course of the portfolios’ business, the advisory fee, the Rule 12b-1 fees, underlying fund expenses and short dividends. This expense reimbursement will remain in effect until April 30, 2017, and may terminate at any time thereafter.

The Advisor has voluntarily agreed to waive its advisory fee or reimburse the portfolios so that the aggregate advisory fee retained by the Advisor with respect to both the portfolios and the underlying investments does not exceed 0.50% of the portfolios’ first $7.5 billion of average daily net assets and 0.49% of the portfolios’ average net assets in excess of $7.5 billion. This voluntary waiver may terminate at any time.

For the six months ended June 30, 2014, the waivers under these agreements amounted to:

Portfolio	Series I	Series II	Series NAV	Total
Lifestyle Aggressive MVP	$17,492	$24,807	29,981	$72,280
Lifestyle Growth MVP	90,534	1,294,269	69,810	1,454,613
Lifestyle Balanced MVP	87,761	948,652	139,240	1,175,653
Lifestyle Moderate MVP	35,208	322,047	12,162	369,417
Lifestyle Conservative MVP	26,240	230,795	6,057	263,092

Expense recapture.  The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that a portfolio is below its expense limitation during this period.

The table below outlines the amounts recovered during the six months ended June 30, 2014 and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates.

Fund Name	Amounts Eligible for recovery through 12-1-14	Amounts Eligible for recovery through 12-1-15	Amounts Eligible for recovery through 12-1-16	Amounts Eligible for recovery through 6-1-17	Amount recovered during the period ended 6-30-14
JHVIT Lifestyle Aggressive MVP	—	—	$13,348	$72,280	—
JHVIT Lifestyle Growth MVP	—	—	$159,090	$1,373,125	—
JHVIT Lifestyle Balanced MVP	—	—	$116,334	$1,100,951	—
JHVIT Lifestyle Moderate MVP	—	—	$36,918	$340,041	—
JHVIT Lifestyle Conservative MVP	—	—	$23,253	$238,363	—

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2013 were equivalent to the net annual effective rate of the portfolios’ average daily net assets as follows.

Portfolio	Annual Effective Rate
Lifestyle Aggressive MVP	0.02%
Lifestyle Growth MVP	0.03%
Lifestyle Balanced MVP	0.02%
Lifestyle Moderate MVP	0.02%
Lifestyle Conservative MVP	0.02%

Accounting and legal services.  Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended June 30, 2014 amounted to an annual rate of 0.01% of the portfolios’ average daily net assets.

Distribution and service plans.  The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Series I and Series II shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolio’s shares.

Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%

Currently, Series I and Series II shares are charged Rule 12b-1 fees of 0.05% and 0.25%, respectively.

Trustee expenses.  The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on its net assets relative to other funds within the John Hancock group of funds complex.

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6.  PORTFOLIO SHARE TRANSACTIONS Transactions in the portfolios’ shares for the six months ended June 30, 2014 and for the year ended December 31, 2013, were as follows:

Lifestyle Aggressive MVP	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	234,446	$2,582,477	1,643,184	$16,539,493
Distributions reinvested	—	—	256,201	2,779,778
Repurchased	(1,439,340)	(15,764,038)	(1,438,425)	(14,347,532)
Net increase (decrease)	(1,204,894)	($13,181,561)	460,960	$4,971,739
Series II shares
Sold	1,111,789	$12,211,264	399,258	$3,989,887
Distributions reinvested	—	—	364,752	3,950,246
Repurchased	(4,825,367)	(52,904,390)	(3,421,978)	(33,927,290)
Net decrease	(3,713,578)	($40,693,126)	(2,657,968)	($25,987,157)
Series NAV shares
Sold	1,631,019	$17,877,944	1,738,658	$17,363,312
Distributions reinvested	—	—	415,715	4,514,657
Repurchased	(1,158,136)	(12,767,467)	(1,462,388)	(14,636,938)
Net increase	472,883	$5,110,477	691,985	$7,241,031
Total net decrease	(4,445,589)	($48,764,210)	(1,505,023)	($13,774,387)

Lifestyle Growth MVP	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,857,214	$26,346,916	2,225,970	$29,610,939
Distributions reinvested	—	—	1,510,661	21,421,174
Repurchased	(5,970,183)	(85,745,627)	(5,393,537)	(72,053,077)
Net decrease	(4,112,969)	($59,398,711)	(1,656,906)	($21,020,964)
Series II shares
Sold	22,392,615	$320,718,315	3,954,805	$51,337,426
Distributions reinvested	—	—	21,493,249	303,914,547
Repurchased	(179,546,246)	(2,566,598,757)	(89,153,645)	(1,189,323,728)
Net decrease	(157,153,631)	($2,245,880,442)	(63,705,591)	($834,071,755)
Series NAV shares
Sold	2,017,635	$29,028,750	4,694,883	$63,431,557
Distributions reinvested	—	—	1,121,813	15,918,524
Repurchased	(504,158)	(7,247,245)	(1,420,848)	(18,620,424)
Net increase	1,513,477	$21,781,505	4,395,848	$60,729,657
Total net decrease	(159,753,123)	($2,283,497,648)	(60,966,649)	($794,363,062)

Lifestyle Balanced MVP	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	109,570	$1,516,689	1,213,664	$15,894,172
Distributions reinvested	—	—	1,726,411	23,565,514
Repurchased	(5,746,853)	(79,859,512)	(6,753,105)	(89,582,565)
Net decrease	(5,637,283)	($78,342,823)	(3,813,030)	($50,122,879)
Series II shares
Sold	8,880,898	$122,500,000	1,031,044	$13,488,213
Distributions reinvested	—	—	18,428,797	250,447,355
Repurchased	(117,610,224)	(1,622,812,412)	(92,949,016)	(1,229,677,204)
Net decrease	(108,729,326)	($1,500,312,412)	(73,489,175)	($965,741,636)
Series NAV shares
Sold	505,448	$7,041,320	1,731,343	$22,943,561
Distributions reinvested	—	—	2,720,600	37,217,807
Repurchased	(5,544,543)	(76,995,400)	(5,385,694)	(71,418,590)
Net decrease	(5,039,095)	($69,954,080)	(933,751)	($11,257,222)
Total net decrease	(119,405,704)	($1,648,609,315)	(78,235,956)	($1,027,121,737)

Lifestyle Moderate MVP	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	439,409	$6,152,081	1,268,533	$17,079,121
Distributions reinvested	—	—	674,391	9,212,213
Repurchased	(2,335,115)	(32,436,259)	(3,180,235)	(42,665,053)
Net decrease	(1,895,706)	($26,284,178)	(1,237,311)	($16,373,719)
Series II shares
Sold	6,068,127	$84,362,252	2,100,242	$27,655,417
Distributions reinvested	—	—	6,062,742	82,392,876
Repurchased	(37,326,634)	(516,486,803)	(33,252,753)	(446,075,706)
Net decrease	(31,258,507)	($432,124,551)	(25,089,769)	($336,027,413)
Series NAV shares
Sold	604,684	$8,408,827	1,079,435	$14,451,340
Distributions reinvested	—	—	217,428	2,970,075
Repurchased	(217,738)	(3,048,503)	(992,830)	(13,422,059)
Net increase	386,946	$5,360,324	304,033	$3,999,356
Total net decrease	(32,767,267)	($453,048,405)	(26,023,047)	($348,401,776)

21

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Lifestyle Conservative MVP	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Series I shares
Sold	480,937	$6,200,021	900,283	$11,857,308
Distributions reinvested	—	—	1,179,332	15,087,131
Repurchased	(2,382,668)	(30,531,641)	(5,854,390)	(76,673,865)
Net decrease	(1,901,731)	($24,331,620)	(3,774,775)	($49,729,426)
Series II shares
Sold	4,042,389	$51,217,988	857,400	$11,146,330
Distributions reinvested	—	—	10,646,232	135,398,921
Repurchased	(32,052,543)	(407,745,817)	(53,182,603)	(693,030,701)
Net decrease	(28,010,154)	($356,527,829)	(41,678,971)	($546,485,450)
Series NAV shares
Sold	276,040	$3,537,850	906,153	$11,914,605
Distributions reinvested	—	—	262,445	3,363,995
Repurchased	(387,189)	(4,952,874)	(1,212,854)	(15,825,315)
Net decrease	(111,149)	($1,415,024)	(44,256)	($546,715)
Total net decrease	(30,023,034)	($382,274,473)	(45,498,002)	($596,761,591)

Affiliates of the Trust owned 100% of shares of beneficial interest of Series NAV of the portfolios on June 30, 2014.

7.  PURCHASE AND SALE OF SECURITIES The following summarizes the purchases and sales of the portfolios, other than short-term investments and U.S. Treasury Obligations, aggregated below for the six months ended June 30, 2014.

PORTFOLIO	Purchases	Sales
Lifestyle Aggressive MVP	$499,449,982	$170,280,302
Lifestyle Growth MVP	14,060,132,812	3,992,834,950
Lifestyle Balanced MVP	11,609,727,542	3,135,757,619
Lifestyle Moderate MVP	3,625,630,360	1,053,701,557
Lifestyle Conservative MVP	2,642,057,918	842,080,750

Purchases and sales of U.S. Treasury Obligations are aggregated below for the six months ended June 30, 2014.

PORTFOLIO	Purchases	Sales
Lifestyle Aggressive MVP	$6,598,185	$1,000,000
Lifestyle Growth MVP	188,365,628	55,299,313
Lifestyle Balanced MVP	101,103,729	28,500,011
Lifestyle Moderate MVP	28,295,298	6,800,000
Lifestyle Conservative MVP	17,796,856	4,400,000

8.  INVESTMENT IN AFFILIATED UNDERLYING FUNDS The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investments may represent a significant portion of each underlying fund’s net assets. At June 30, 2014, the following funds held 5% or more of the following underlying funds’ net assets:

PORTFOLIO	AFFILIATE CLASS NAV	PERCENT OF UNDERLYING FUNDS’ NET ASSETS
Lifestyle Growth Trust
	Alpha Opportunities	58.84%
	Small Company Growth	56.39%
	Emerging Markets Value	53.86%
	U.S. Equity	52.57%
	International Growth Stock	45.73%
	Fundamental Large Cap Value	45.24%
	International Core	42.61%
	All Cap Core	41.04%
	Global Conservative Absolute Return	36.20%
	Capital Appreciation	34.78%
	Strategic Equity Allocation	33.42%
	International Value	33.36%
	New Income	31.71%
	Core Bond	31.10%
	Small Company Value	30.82%
	Equity-Income	28.55%
	Small Cap Opportunities	28.27%
	Total Return	24.20%
	Blue Chip Growth	23.78%
	Mid Cap Stock	21.31%
	Global Bond	20.95%
	Mid Value	20.39%
	Bond Trust	20.04%
	Small Cap Growth	18.78%
	Strategic Growth	17.23%
	International Growth Opportunities	17.16%
	Short Term Government Income	12.84%
	Small Cap Value	10.85%
Lifestyle Balanced Trust
	New Income	41.56%
	Core Bond	40.43%
	Emerging Markets Value	34.34%
	Small Company Growth	33.86%
	Global Conservative Absolute Return	33.77%
	Total Return	31.93%
	International Growth Stock	30.40%
	Alpha Opportunities	29.87%
	Bond Trust	28.84%
	International Core	28.22%
	All Cap Core	28.17%
	Global Bond	27.18%
	U.S. Equity	22.95%
	Fundamental Large Cap Value	21.94%
	International Value	20.97%
	Short Term Government Income	19.35%
	Small Company Value	18.46%
	Strategic Equity Allocation	18.35%
	Capital Appreciation	17.40%
	Mid Cap Stock	15.77%
	Mid Value	14.92%
	Equity-Income	14.47%
	Blue Chip Growth	11.63%
	Small Cap Growth	11.21%
	International Growth Opportunities	11.09%
	Strategic Growth	8.56%
	Small Cap Value	8.10%

22

INVESTMENT IN AFFILIATED UNDERLYING FUNDS, CONTINUED

PORTFOLIO	AFFILIATE CLASS NAV	PERCENT OF UNDERLYING FUNDS’ NET ASSETS
Lifestyle Moderate Trust
	New Income	14.36%
	Core Bond	14.01%
	Global Conservative Absolute Return	13.15%
	Total Return	10.95%
	Bond Trust	10.39%
	International Core	9.00%
	Global Bond	8.97%
	International Growth Stock	8.80%
	Small Company Growth	7.67%
	International Value	7.10%
	Alpha Opportunities	6.44%
	Short Term Government Income	5.93%
	Fundamental All Cap Core	5.80%
	Equity-Income	5.34%
Lifestyle Conservative Trust
	New Income	12.37%
	Core Bond	11.98%
	Global Conservative Absolute Return	11.04%
	Total Return	9.49%
	Bond Trust	8.85%
	Global Bond	8.21%
	Short Term Government Income	5.62%

Information regarding the portfolio’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolio’s from their investments in affiliated underlying funds is as follows:

					DIVIDENDS AND DISTRIBUTIONS
PORTFOLIO	BEGINNING SHARE AMOUNT	SHARES PURCHASED	SHARES SOLD	ENDING SHARE AMOUNT	INCOME DISTRIBUTIONS RECEIVED	CAPITAL GAINS DISTRIBUTIONS RECEIVED	REALIZED GAIN (LOSS)	ENDING VALUE
Lifestyle Aggressive MVP
All Cap Core	582,952	12,259	(56,384)	538,827	—	—	$662,839	$14,392,074
Alpha Opportunities	2,238,191	4,561	(254,319)	1,988,433	—	—	595,083	34,399,887
Blue Chip Growth	1,138,275	12,676	(138,823)	1,012,128	—	—	2,167,375	35,626,902
Capital Appreciation Value	686,403	—	(686,403)	—	—	—	616,706	—
Capital Appreciation	2,040,087	16,386	(240,430)	1,816,043	—	—	1,656,247	29,910,230
Emerging Markets Value	4,406,144	—	(658,068)	3,748,076	—	—	(343,728)	39,504,723
Equity-Income	1,601,695	746,756	(131,076)	2,217,375	—	—	1,094,556	46,498,357
Fundamental Large Cap Value	2,502,701	392,618	(153,427)	2,741,892	—	—	886,037	46,941,196
Fundamental Value	1,538,821	42,384	(1,581,205)	—	—	—	12,838,228	—
International Core	1,907,822	5,297	(188,817)	1,724,302	—	—	(345,146)	21,622,742
International Growth Opportunities	588,557	15,833	(41,391)	562,999	—	—	169,202	8,079,034
International Growth Stock	923,866	24,733	(100,059)	848,540	—	—	440,313	15,188,867
International Small Company	899,402	—	(899,402)	—	—	—	4,341,351	—
International Value	1,649,860	32,290	(136,432)	1,545,718	—	—	(251,206)	23,494,908
Mid Cap Stock	845,865	1,273	(64,573)	782,565	—	—	756,917	17,529,447
Mid Value	823,222	61,888	(100,172)	784,938	—	—	569,725	12,001,695
Mutual Shares	876,735	—	(876,735)	—	—	—	3,042,645	—
Natural Resources	1,567,457	39,783	(1,607,240)	—	—	—	896,428	—
Real Estate Securities	721,957	7,632	(130,441)	599,148	—	—	324,699	9,748,141
Small Cap Growth	412,087	7,921	(70,067)	349,941	—	—	396,939	4,727,706
Small Cap Opportunities	213,458	6,740	(16,645)	203,553	—	—	281,867	6,424,144
Small Cap Value	153,214	5,196	(38,321)	120,089	—	—	446,269	3,187,172
Small Company Growth	142,892	1,415	(29,228)	115,079	—	—	420,145	3,087,573
Small Company Value	178,423	5,447	(41,969)	141,901	—	—	541,885	3,685,168
Strategic Equity Allocation	—	4,187,589	(2,164,034)	2,023,555	—	—	673,107	36,140,689
Strategic Growth	1,366,530	501,959	(66,846)	1,801,643	—	—	80,400	28,970,426
U.S. Equity	1,713,130	40,296	(231,937)	1,521,489	—	—	1,756,625	28,482,271
Value	215,956	—	(215,956)	—	—	—	1,772,443	—
					—	—	$36,487,951	$469,643,352

23

INVESTMENT IN AFFILIATED UNDERLYING FUNDS, CONTINUED

					DIVIDENDS AND DISTRIBUTIONS
PORTFOLIO	BEGINNING SHARE AMOUNT	SHARES PURCHASED	SHARES SOLD	ENDING SHARE AMOUNT	INCOME DISTRIBUTIONS RECEIVED	CAPITAL GAINS DISTRIBUTIONS RECEIVED	REALIZED GAIN (LOSS)	ENDING VALUE
Lifestyle Growth MVP
All Cap Core	6,073,668	—	(346,810)	5,726,858	—	—	$2,700,990	$152,964,371
Alpha Opportunities	33,198,960	—	(3,920,688)	29,278,272	—	—	22,547,160	506,514,097
Blue Chip Growth	13,527,211	—	(1,372,919)	12,154,292	—	—	21,711,991	427,831,096
Bond Trust	145,882,778	56,789,415	(52,299,501)	150,372,692	—	—	(979,267)	2,079,654,328
Capital Appreciation	24,373,366	—	(920,234)	23,453,132	—	—	5,352,673	386,273,086
Core Bond	41,234,997	—	(18,493,177)	22,741,820	—	—	(1,538,470)	302,921,037
Emerging Markets Value	59,858,681	—	(8,105,671)	51,753,010	—	—	34,600,625	545,476,720
Equity-Income	32,631,246	—	(3,838,828)	28,792,418	—	—	46,396,842	603,776,995
Fundamental Large Cap Value	26,042,904	8,802,816	(1,084,633)	33,761,087	—	—	9,959,237	577,989,811
Fundamental Value	26,730,993	—	(26,730,993)	—	—	—	186,842,647	—
Global Bond	14,717,242	—	(1,432,979)	13,284,263	—	—	(1,093,379)	173,226,792
Global Conservative Absolute Return	3,804,777	—	—	3,804,777	—	—	—	38,618,483
International Core	31,627,582	—	(3,321,501)	28,306,081	—	—	(11,318,171)	354,958,260
International Growth Opportunities	10,380,765	—	(186,537)	10,194,228	—	—	756,186	146,287,171
International Growth Stock	15,607,682	—	(1,257,699)	14,349,983	—	—	6,046,624	256,864,699
International Value	28,974,817	—	(2,304,504)	26,670,313	—	—	(7,523,467)	405,388,756
Mid Cap Stock	9,513,076	—	(751,640)	8,761,436	—	—	3,645,578	196,256,174
Mid Value	14,826,410	—	(1,896,440)	12,929,970	—	—	17,719,487	197,699,235
New Income	67,566,528	—	(26,171,883)	41,394,645	—	—	17,245,305	556,757,979
Short Term Government Income	4,287,371	—	(250,203)	4,037,168	—	—	(52,771)	50,949,057
Small Cap Growth	8,548,244	—	(964,434)	7,583,810	—	—	6,132,606	102,457,268
Small Cap Opportunities	2,947,127	—	(249,391)	2,697,736	—	—	2,330,962	85,140,546
Small Cap Value	3,351,718	—	(252,456)	3,099,262	—	—	4,550,760	82,254,426
Small Company Growth	3,503,059	—	(383,511)	3,119,548	—	—	3,662,311	83,697,486
Small Company Value	5,112,698	—	(445,118)	4,667,580	—	—	2,869,391	121,217,049
Strategic Equity Allocation	276,017,815	15,010,286	(75,485,510)	215,542,591	—	—	331,584,528	3,849,590,666
Strategic Growth	11,795,548	12,130,651	(313,221)	23,612,978	—	—	302,795	379,696,684
Total Return	60,609,726	—	(18,895,421)	41,714,305	—	—	5,912,306	585,251,703
U.S. Equity	28,133,352	—	(3,162,805)	24,970,547	—	—	13,216,638	467,448,635
					—	—	$723,582,117	$13,717,162,610
Lifestyle Balanced MVP
All Cap Core	4,339,455	—	(408,462)	3,930,993	—	—	$6,450,360	$104,996,829
Alpha Opportunities	16,959,740	—	(2,094,999)	14,864,741	—	—	7,743,308	257,160,016
Blue Chip Growth	7,249,713	—	(1,306,117)	5,943,596	—	—	30,737,825	209,214,566
Bond Trust	189,778,076	77,552,897	(50,959,917)	216,371,056	—	—	18,630,531	2,992,411,709
Capital Appreciation	12,196,519	—	(463,742)	11,732,777	—	—	4,608,853	193,238,844
Core Bond	53,821,611	—	(24,255,523)	29,566,088	—	—	6,821,570	393,820,297
Emerging Markets Value	37,711,195	—	(4,717,284)	32,993,911	—	—	20,435,075	347,755,817
Equity-Income	15,288,278	67,033	(763,166)	14,592,145	—	—	9,004,105	305,997,289
Fundamental Large Cap Value	15,247,415	1,786,972	(663,988)	16,370,399	—	—	3,777,879	280,261,239
Fundamental Value	13,655,450	—	(13,655,450)	—	—	—	156,981,513	—
Global Bond	19,310,221	—	(2,076,915)	17,233,306	—	—	(1,947,997)	224,722,316
Global Conservative Absolute Return	3,549,482	—	—	3,549,482	—	—	—	36,027,247
International Core	21,550,950	—	(2,805,778)	18,745,172	—	—	(4,717,264)	235,064,459
International Growth Opportunities	6,822,013	—	(233,239)	6,588,774	—	—	975,708	94,548,902
International Growth Stock	10,634,531	—	(1,094,524)	9,540,007	—	—	5,313,798	170,766,127
International Value	18,563,145	—	(1,803,418)	16,759,727	—	—	(2,260,030)	254,747,855
Mid Cap Stock	7,171,531	—	(689,014)	6,482,517	—	—	9,306,357	145,208,380
Mid Value	11,175,349	—	(1,717,103)	9,458,246	—	—	15,750,481	144,616,576
New Income	88,776,825	—	(34,517,250)	54,259,575	—	—	33,879,013	729,791,285
Short Term Government Income	6,543,473	—	(460,939)	6,082,534	—	—	(98,837)	76,761,583
Small Cap Growth	5,159,794	—	(635,129)	4,524,665	—	—	4,985,668	61,128,228
Small Cap Value	2,501,261	—	(186,479)	2,314,782	—	—	3,200,102	61,434,315
Small Company Growth	2,040,662	—	(167,528)	1,873,134	—	—	2,710,213	50,256,183
Small Company Value	3,105,961	—	(310,266)	2,795,695	—	—	4,346,001	72,604,190
Strategic Equity Allocation	148,700,233	8,240,741	(38,586,378)	118,354,596	—	—	170,389,766	2,113,813,078
Strategic Growth	5,400,411	6,486,759	(151,674)	11,735,496	—	—	149,870	188,706,780
Total Return	79,435,913	—	(24,406,278)	55,029,635	—	—	12,680,561	772,065,780
U.S. Equity	12,354,716	—	(1,455,709)	10,899,007	—	—	15,494,154	204,029,407
					—	—	$535,348,583	$10,721,149,297

24

INVESTMENT IN AFFILIATED UNDERLYING FUNDS, CONTINUED

					DIVIDENDS AND DISTRIBUTIONS
PORTFOLIO	BEGINNING SHARE AMOUNT	SHARES PURCHASED	SHARES SOLD	ENDING SHARE AMOUNT	INCOME DISTRIBUTIONS RECEIVED	CAPITAL GAINS DISTRIBUTIONS RECEIVED	REALIZED GAIN (LOSS)	ENDING VALUE
Lifestyle Moderate MVP
Alpha Opportunities	3,706,328	—	(500,350)	3,205,978	—	—	$2,027,390	$55,463,427
Blue Chip Growth	2,422,906	4,867	(814,769)	1,613,004	—	—	18,246,320	56,777,752
Bond Trust	69,047,750	27,361,044	(18,482,948)	77,925,846	—	—	8,657,602	1,077,714,446
Capital Appreciation	4,292,983	—	(1,479,776)	2,813,207	—	—	15,021,390	46,333,521
Core Bond	18,946,099	—	(8,703,396)	10,242,703	—	—	1,661,441	136,432,803
Equity-Income	4,632,707	1,003,286	(251,791)	5,384,202	—	—	3,068,360	112,906,720
Fundamental All Cap Core	—	6,536,973	—	6,536,973	—	—	—	95,766,648
Fundamental Large Cap Value	2,931,608	19,859	(2,951,467)	—	—	—	12,339,652	—
Fundamental Value	2,984,228	—	(2,984,228)	—	—	—	28,981,033	—
Global Bond	6,780,416	23,240	(1,112,235)	5,691,421	—	—	(3,375,503)	74,216,124
Global Conservative Absolute Return	1,382,294	—	—	1,382,294	—	—	—	14,030,287
International Core	7,023,634	—	(1,043,911)	5,979,723	—	—	2,255,676	74,985,722
International Growth Opportunities	2,063,308	21,670	(193,987)	1,890,991	—	—	806,781	27,135,724
International Growth Stock	3,159,420	4,381	(402,140)	2,761,661	—	—	1,936,313	49,433,731
International Value	6,481,849	45,752	(850,877)	5,676,724	—	—	4,942,176	86,286,208
Mid Cap Stock	1,408,543	—	(167,287)	1,241,256	—	—	2,337,561	27,804,132
Mid Value	2,195,473	15,152	(373,330)	1,837,295	—	—	3,342,134	28,092,236
New Income	31,140,952	—	(12,392,863)	18,748,089	—	—	6,183,876	252,161,791
Short Term Government Income	2,142,286	16,283	(292,937)	1,865,632	—	—	(62,770)	23,544,275
Small Cap Growth	1,245,817	17,839	(189,001)	1,074,655	—	—	1,462,051	14,518,586
Small Cap Value	660,490	17,265	(80,028)	597,727	—	—	1,368,569	15,863,678
Small Company Growth	479,028	8,927	(63,562)	424,393	—	—	1,079,525	11,386,464
Small Company Value	764,597	14,158	(106,167)	672,588	—	—	1,381,058	17,467,119
Strategic Equity Allocation	34,000,918	2,085,671	(8,583,821)	27,502,768	—	—	37,977,621	491,199,439
Strategic Growth	—	1,725,355	—	1,725,355	—	—	—	27,743,701
Total Return	27,727,859	19,120	(8,876,331)	18,870,648	—	—	4,531,745	264,755,195
U.S. Equity	1,693,436	—	(189,108)	1,504,328	—	—	1,817,631	28,161,013
					—	—	$157,987,632	$3,110,180,742
Lifestyle Conservative MVP
Blue Chip Growth	1,106,117	51,312	(570,683)	586,746	—	—	$8,347,388	$20,653,444
Bond Trust	58,925,627	25,749,421	(18,281,274)	66,393,774	—	—	7,950,135	918,225,900
Capital Appreciation	—	680,293	—	680,293	—	—	—	11,204,423
Core Bond	17,098,724	—	(8,336,614)	8,762,110	—	—	(2,197,922)	116,711,308
Equity-Income	1,866,553	82,839	(464,256)	1,485,136	—	—	3,383,355	31,143,304
Fundamental All Cap Core	—	2,747,759	—	2,747,759	—	—	—	40,254,672
Fundamental Value	1,167,395	42,774	(1,210,169)	—	—	—	7,933,247	—
Global Bond	6,190,457	—	(985,014)	5,205,443	—	—	827,468	67,878,973
Global Conservative Absolute Return	1,160,768	—	—	1,160,768	—	—	—	11,781,797
International Core	3,594,004	163,473	(763,844)	2,993,633	—	—	2,756,191	37,540,155
International Growth Opportunities	505,120	31,543	(64,973)	471,690	—	—	265,825	6,768,746
International Growth Stock	695,848	28,865	(116,728)	607,985	—	—	409,550	10,882,924
International Value	3,063,638	153,093	(573,951)	2,642,780	—	—	1,580,134	40,170,258
Mid Cap Stock	529,773	18,484	(84,755)	463,502	—	—	684,687	10,382,443
Mid Value	825,253	35,708	(180,673)	680,288	—	—	752,911	10,401,597
New Income	28,276,960	—	(12,127,316)	16,149,644	—	—	6,600,492	217,212,713
Short Term Government Income	2,006,250	—	(240,115)	1,766,135	—	—	(59,372)	22,288,618
Small Cap Growth	709,772	38,138	(133,104)	614,806	—	—	493,700	8,306,027
Small Cap Value	580,888	32,762	(99,303)	514,347	—	—	780,322	13,650,765
Strategic Equity Allocation	10,998,928	1,053,647	(4,441,169)	7,611,406	—	—	19,394,368	135,939,711
Total Return	25,406,223	—	(9,043,232)	16,362,991	—	—	2,739,496	229,572,765
U.S. Equity	1,106,464	39,867	(1,146,331)	—	—	—	6,608,660	—
					—	—	$69,250,635	$1,960,970,543

25

John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Variable Insurance Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) and each Subadvisory Agreement (collectively, the Subadvisory Agreements) with respect to each of the portfolios of the Trust included in this report (the Funds). The Advisory and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 23-25, 2014 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 27-29, 2014.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-25, 2014, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the sub-advisers (each, a Subadvisor and collectively, the Subadvisors) with respect to each of the Funds.

In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the Funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the Funds they manage. The Board noted the affiliation of certain of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)  the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;

(b)  the background, qualifications and skills of the Advisor’s personnel;

(c)  the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d)  the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds;

(e)  the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds; and

(f)  the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to contractholders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)  reviewed information prepared by management regarding the Funds’ performance;

(b)  considered the comparative performance of each Fund’s respective benchmark;

(c)  considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data; and

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John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

(d)  took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds and/or the Fund’s respective benchmark over the longer-term, with certain exceptions noted in Appendix A. The Board also concluded that each Fund’s performance is being monitored and reasonably addressed, where appropriate.

Fees and Expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to each of the Funds. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Subadvisors. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable.

In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund, each of which is a fund of funds, and concluded that the advisory fee to be paid to the Advisor with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying portfolios.

Profitability/Indirect Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:

(a)  reviewed financial information of the Advisor;

(b)  reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;

(c)  received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d)  received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e)  considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract owners under applicable income tax law, are reflected in the profitability information reviewed by the Board;

(f)  considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;

(g)  noted that certain of the Funds’ Subadvisors are affiliates of the Advisor;

(h)  noted that affiliates of the Advisor provide distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;

(i)  noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;

(j)  noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arms’ length with respect to the unaffiliated Subadvisors;

(k)  with respect to each Fund, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the Funds may invest; and

(l)  considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including any Subadvisors that are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.

Economies of Scale. In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a)   considered that with respect to the John Hancock underlying portfolios in which the Funds invest, the Advisor has agreed, effective July 1, 2014, to waive a portion of its management fee for such fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement): The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios are each of the fund of funds of the Trust and of John Hancock Funds II. The Funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.);

(b)  reviewed the Trust’s advisory fee structure and concluded that (i) the Funds’ fee structures contain breakpoints at the advisory fee level and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Funds to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure; and

(c)  the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.

27

John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1)	information relating to each Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third party provider of mutual fund data; and

(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and unaffiliated Subadvisors.

Nature, Extent and Quality of Services. With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also relied on the ability of the Advisor to negotiate each Subadvisory Agreement with the Subadvisor that is not affiliated with the Advisor and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the unaffiliated Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreements.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the unaffiliated Subadvisor) of any material relationships, if any, with respect to the unaffiliated Subadvisors, which include arrangements in which unaffiliated subadvisors or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreements.

In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits.

Subadvisory Fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of mutual fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by each Fund’s Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:

(1)	Each Subadvisor has extensive experience and demonstrated skills as a manager;

(2)	Although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and the Fund’s respective benchmarks over the long-term, with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that performance is being monitored and reasonably addressed, where appropriate);

(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4)	The subadvisory fees are paid by the Adviser not the Fund and the advisory fee for each of the Funds contains breakpoints that permit shareholders to benefit from economies of scale.

In addition, in the case of each Fund, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the Fund and concluded that the subadvisory fee to be paid to the Subadvisor with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying portfolios.

28

John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

29

John Hancock Variable Insurance Trust

Appendix A

PORTFOLIO (SUBADVISER)	Performance as of December 31, 2013	Fees and Expenses	Comments

Lifestyle Aggressive MVP Manulife Asset Management (US) Manulife Asset Management (North America) QS Investors, LLC	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Lipper Category — The Trust underperformed the average for the one-, three- and five-year periods.
Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including differences in the Trust’s investment strategies relative to the Lipper peer group.
The Board also noted the recent change in the Trust’s investment strategies effective March 3, 2014.
The Board took into account management’s discussion of the Trust’s expenses.

Lifestyle Balanced MVP Manulife Asset Management (US) Manulife Asset Management (North America) QS Investors, LLC
Benchmark Index — The Trust underperformed for the one- and three-year periods and outperformed for the five-year period.
Lipper Category — The Trust underperformed the average for the one- and three-year periods and outperformed the average for the five-year period.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance and the factors that contributed to the Trust’s more recent relative performance, including differences in the Trust’s investment strategies relative to the Lipper peer group.
The Board also noted the recent change in the Trust’s investment strategies effective March 3, 2014.
The Board noted the Trust’s favorable performance relative to the benchmark index and peer group for the five-year period.

Lifestyle Conservative MVP Manulife Asset Management (US) Manulife Asset Management (North America) QS Investors, LLC
Benchmark Index — The Trust underperformed for the one- and three-year periods and outperformed for the five-year period.
Lipper Category — The Trust underperformed the average for the one-, three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Total expenses for this Trust are equal to the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including differences in the Trust’s investment strategies relative to the Lipper peer group.
The Board also noted the recent change in the Trust’s investment strategies effective March 3, 2014.
The Board also noted that the Trust outperformed its benchmark index for the five-year period.

30

John Hancock Variable Insurance Trust

Appendix A

PORTFOLIO (SUBADVISER)	Performance as of December 31, 2013	Fees and Expenses	Comments

Lifestyle Growth MVP Manulife Asset Management (US) Manulife Asset Management (North America) QS Investors, LLC
Benchmark Index — The Trust underperformed for the one- and three-year periods and outperformed for the five-year period.
Lipper Category — The Trust underperformed the average for the one- and three-year period and outperformed the average for the five-year period.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance and the factors that contributed to the Trust’s more recent relative performance, including differences in the Trust’s investment strategies relative to the Lipper peer group.
The Board also noted the recent change in the Trust’s investment strategies effective March 3, 2014.
The Board also noted the Trust’s favorable performance relative to its benchmark index and peer group for the five-year period.

Lifestyle Moderate MVP Manulife Asset Management (US) Manulife Asset Management (North America) QS Investors, LLC
Benchmark Index — The Trust underperformed for the one- and three-year periods and outperformed for the five-year period.
Lipper Category — The Trust underperformed the average for the one- three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance and the factors that contributed to the Trust’s more recent relative performance, including differences in the Trust’s investment strategies relative to the Lipper peer group.
The Board also noted the recent change in the Trust’s investment strategies effective March 3, 2014.
The Board also noted the Trust’s favorable performance relative to its benchmark index for the five- year period.

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John Hancock Variable Insurance Trust

For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at sec.gov.

PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The trust’s Form N-Q is available electronically on the SEC website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549. For more information on the Public Reference Room, call 800-SEC-0330.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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John Hancock

John Hancock Annuities Service Center
P.O. Box 55444
Boston, MA 02205-5444

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Management of the trust

Trustees
James M. Oates, Chairperson
Steven R. Pruchansky,*** Vice Chairperson
Charles L. Bardelis*
Craig Bromley†
Peter S. Burgess*
William H. Cunningham**
Grace K. Fey***
Theron S. Hoffman*
Deborah C. Jackson**
Hassell H. McClellan**
Gregory A. Russo***
Warren A. Thomson†
* Member of the Audit Committee
** Member of the Compliance Committee
*** Member of Contracts, Legal & Risk Committee
† Non-Independent Trustee

Officers
Andrew G. Arnott, President
John J. Danello, Senior Vice President, Secretary and Chief Legal Officer
Francis V. Knox, Jr., Chief Compliance Officer
Charles A. Rizzo, Chief Financial Officer
Salvatore Schiavone, Treasurer

Investment advisor

John Hancock Investment Management Services, LLC
Boston, Massachusetts

Principal distributor
John Hancock Distributors, LLC

Custodian
State Street Bank and Trust Company

Legal counsel
K&L Gates LLP

JHTLSA 6/14
8/14

115018 0614

American Funds Insurance Series® Semi-annual report for the six months ended June 30, 2014

American Funds Insurance Series, from Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk. All the variable funds in American Funds Insurance Series may not be available in your product.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Contents

Letter to investors

Fund reviews

Investment portfolios

Global Growth FundSM

Global Small Capitalization FundSM

Growth FundSM

International FundSM

New World Fund®

Blue Chip Income and Growth FundSM

Global Growth and Income FundSM

Growth-Income FundSM

International Growth and Income FundSM

Capital Income Builder®

Asset Allocation FundSM

Global Balanced FundSM

Bond FundSM

Global Bond FundSM

High-Income Bond FundSM

Mortgage FundSM

U.S. Government/AAA-Rated Securities FundSM

Cash Management FundSM

Managed Risk Growth FundSM

Managed Risk International FundSM

Managed Risk Blue Chip Income and Growth FundSM

Managed Risk Growth-Income FundSM

Managed Risk Asset Allocation FundSM

Financial statements

Fellow investors:

Globally, stocks made moderate gains in the first half of 2014, supported by accommodative central bank policy, particularly in the U.S., Japan and Europe, which kept interest rates low. Investors shrugged off turmoil in Ukraine, Thailand and the Middle East, and a mid-period market correction, to lift U.S. stocks to new record highs.

The MSCI ACWI (All Country World Index), which measures global stocks, rose 6.18% for the six months through June 30. All but five of the 46 markets in the index had gains, with the two best and worst results coming from developing market countries: India (+21.86%) and Indonesia (+21.67%) at the top and Russia (–5.30%) and Hungary (–4.53%) at the bottom. In developed markets, Israel had the best return (+21.09%), followed by Denmark (+19.72%), New Zealand (+14.98%) and Italy (+14.45%). Japan was the weakest of the major markets, barely breaking even (+0.68%). The U.S. gained 7.15%. Country returns are based on MSCI indexes, which reflect reinvestment of distributions and dividends net of withholding taxes, except the MSCI USA Index, which reflects dividends gross of withholding taxes. All market indexes referenced in this report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

After losing ground in 2013, bond markets rallied as investors sought safe havens in response to weaker-than-expected economic growth data in the U.S. and growing tensions in Ukraine and the Middle East. The Barclays U.S. Aggregate Index, which measures investment-grade bonds, gained 3.93%, while the Barclays Global Aggregate Index rose 4.93%. The Barclays U.S. Corporate High-Yield 2% Issuer Capped Index gained 5.46%. Developing market bonds recovered from losses in 2013, with a 9.10% gain for the J.P. Morgan Emerging Markets Bond Index Global. The yield on the 10-year U.S. Treasury was 2.53% at June 30, down from 3.04% at December 31, 2013.

In currency markets, the Japanese yen (+3.75%) and British pound (+3.24%) gained against the U.S. dollar, while the euro declined slightly (–0.64%). In developing market currencies, there was notable weakness in the Argentine peso (–19.84%) and Chilean peso (–5.10%) and strength in the Brazilian real (+7.04%) and South Korean won (+4.30%).

Against this backdrop, all the funds in American Funds Insurance Series had gains for the six months ended June 30, 2014, with the exception of Cash Management Fund, which continues to be hampered by exceptionally low short-term interest rates.

American Funds Insurance Series

Looking ahead

The U.S. economy continues to grow modestly and growth is picking up slowly in Europe. In China, questions remain about the pace of growth, but the economy does appear to be headed up. With this backdrop, the outlook for corporate earnings growth is strong. In addition, the existence of central bank stimulus packages around the world should help head off any further financial crises. The biggest wild card today seems to be potential escalation in geopolitical tensions, whether in Ukraine, the Middle East or somewhere new. With valuation levels slightly above average, future stock returns may not be as high as we’ve enjoyed recently, but they are likely to be reasonably positive unless conditions change.

The outlook for bonds remains muted. This is no surprise, because interest rates are quite low relative to history, offering investors low rates of return. Long-term interest rates may begin rising in the next year, which would keep a lid on bond returns.

We believe our time-tested approach to investing should continue to be beneficial to our shareholders. We conduct extensive global research, pay strict attention to valuation, and retain a long-term horizon as we select securities.

Capital Income Builder

We are pleased to announce the addition of Capital Income Builder to American Funds Insurance Series. Capital Income Builder, which began operations on May 1, has the same investment objectives as Capital Income Builder® in the American Funds mutual fund lineup.

The fund’s focus on providing current income and rising income over time while growing principal may appeal to retirement investors who have a long time horizon and need lower volatility. Results for the new fund and a summary of its first two months in operation, as well as portfolio holdings, appear later in this report.

We thank all our investors for the continued support and we look forward to reporting to you again in six months.

Sincerely,

Donald D. O’Neal
Vice Chairman of the Board

Alan N. Berro
President

August 7, 2014

American Funds Insurance Series

Summary investment portfolios

Summary investment portfolios are designed to streamline this report and help investors better focus on the funds’ principal holdings. Cash Management Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund show a complete listing of portfolio holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 2 shares (Class P2 shares for managed risk funds). Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series’ investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, and for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010. For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of the funds’ net assets and is currently reimbursing a portion of other expenses so that they will not exceed 0.28%. The waivers and reimbursements will be in effect through at least May 1, 2015, unless modified or terminated by the series’ board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursements. Applicable fund results shown reflect the waivers and reimbursements, without which results would have been lower. See the Financial Highlights table in this report for details.

Although Global Balanced Fund, Mortgage Fund and Cash Management Fund have plans of distribution and insurance administrative services plans for Class 4 shares, fees for distribution and/or insurance administrative services are not paid on amounts invested in the funds by the investment adviser and/or its affiliates. If fees for these services were charged on these assets, fund results would have been lower and expenses would have been higher. See the “Plans of distribution” and the “Fund expenses” sections of the prospectus for information on the fees for distribution and/or insurance administrative services, respectively, permitted to be charged by the funds.

Individual funds are listed in this report according to their risk potential, with managed risk funds listed last.

American Funds Insurance Series

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth Fund gained 2.52% for the six months ended June 30, 2014, compared with a 6.18%* increase for the MSCI ACWI (All Country World Index).

Developed markets continued to benefit from central bank stimulus and improving economic activity during the first half of 2014. Emerging market stocks rallied as political uncertainty receded in some countries.

On a relative basis, the health care sector was the primary contributor to the fund’s gain. Danish pharmaceutical company Novo Nordisk, a global leader in the treatment of diabetes and the fund’s largest holding at June 30, had the most positive impact on the return, followed by third-largest holding Vertex Pharmaceuticals, a U.S. biotechnology company that develops drugs to treat serious diseases, including hepatitis C and cystic fibrosis.

The fund trailed the index in several industry sectors, notably utilities and telecommunication services. However, the consumer discretionary sector, the fund’s largest at June 30, detracted the most from relative returns after weak results from several companies, particularly online retailers Amazon and U.K.-based ASOS.

On a country basis, holdings in Denmark (represented by Novo Nordisk), Australia and Taiwan were the primary contributors to relative results. The fund’s larger areas of focus, such as the U.S., Japan and France, were the main detractors.

The fund’s portfolio managers continue to expect challenges from the reduction in monetary stimulus but remain optimistic about the long-term prospects for most developed markets.

					Percent of net assets
Country diversification	The Americas		Europe (continued)		Other regions
	United States	37.0%	Netherlands	2.4%	South Africa	1.0%
	Canada	2.7	Other	2.4
	Other	.1		34.0	Short-term securities & other
		39.8			assets less liabilities	4.6
			Asia/Pacific Basin
	Europe		Japan	11.5	Total	100.0%
	United Kingdom	9.0	Hong Kong	1.9
	Switzerland	5.4	Taiwan	1.9
	France	4.6	India	1.6
	Germany	3.6	Australia	1.5
	Denmark	3.5	China	1.4
	Spain	3.1	Other	.8
				20.6

			Percent of net assets
Largest individual	Novo Nordisk	3.47%	Priceline Group	2.14%
equity securities	Amazon	2.83	Google	2.14
	Vertex Pharmaceuticals	2.75	ASML Holding	2.03
	Moody’s	2.48	Taiwan Semiconductor Manufacturing	1.87
	SoftBank	2.16	Home Depot	1.61

American Funds Insurance Series

Global Growth Fund

Average annual	For periods ended June 30, 2014
total returns based on					Lifetime	Expense
a $1,000 investment		1 year	5 years	10 years	(since April 30, 1997)	ratio

	Class 1	23.56%	15.87%	9.97%	10.02%	.55%
	Class 2	23.23	15.58	9.69	9.74	.80
	Class 4	23.14	15.39	9.46	9.49	1.05

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2014. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

American Funds Insurance Series

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Small Capitalization Fund gained 7.09% for the six months ended June 30, 2014, beating its benchmark, the MSCI All Country World Small Cap Index, which was up 6.50%.*

The global financial system continues to heal, and businesses are better positioned as balance sheets improve. Structurally, the U.S. has fewer issues than Europe as indicated by raw economic indicators such as lower unemployment. There is weakness, however, in consumer confidence and consumer credit. China continues to struggle with some structural economic and banking issues.

Strong stock selection in health care boosted fund results for the period, highlighted by double-digit returns of Synageva BioPharma, Illumina and bluebird bio. Information technology stocks also aided fund results, led by AAC Technologies. Holdings of financials and materials stocks lagged. U.S.-based holdings benefited the fund, while stocks of companies domiciled in the U.K. detracted.

At this point of the market cycle, we wouldn’t be surprised to see a pullback in equity markets. The fund’s portfolio managers remain focused on investing in strong and dynamic companies, particularly in industries in transition such as health care. The fund continues to have substantial investments in emerging markets as the portfolio managers identify interesting companies with favorable valuations.

					Percent of net assets
Country diversification	The Americas		Asia/Pacific Basin (continued)		Short-term securities & other
	United States	45.8%	Thailand	1.2%	assets less liabilities	7.4%
	Other	2.5	Other	3.2
		48.3		26.4	Total	100.0%

	Asia/Pacific Basin		Europe
	China	6.4	United Kingdom	11.2
	Hong Kong	5.3	Germany	1.6
	Philippines	3.6	Ireland	1.3
	Japan	3.0	Other	3.8
	India	2.1		17.9
	South Korea	1.6

				Percent of net assets
Largest individual	Synageva BioPharma	3.19%	AAC Technologies Holdings	1.72%
equity securities	Netflix	3.03	InterOil	1.71
	International Container Terminal Services	1.99	Illumina	1.61
	Lions Gate Entertainment	1.94	TriQuint Semiconductor	1.50
	ENN Energy Holdings	1.77	Melco Crown Entertainment	1.40

American Funds Insurance Series

Global Small Capitalization Fund

Average annual	For periods ended June 30, 2014
total returns based on					Lifetime	Expense
a $1,000 investment		1 year	5 years	10 years	(since April 30, 1998)	ratio

	Class 1	26.34%	15.61%	10.26%	10.56%	.74%
	Class 2	26.06	15.33	9.99	10.29	.99
	Class 4	25.74	15.06	9.72	10.02	1.24

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2014. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

American Funds Insurance Series

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth Fund gained 5.52% for the six months ended June 30, 2014. The S&P 500 rose 7.12%.

U.S. stocks recorded multiple new highs during the first half of 2014, with the S&P 500 notching its fifth and sixth consecutive quarterly increases — its longest streak of advances since 1998. The second half of the period accounted for most of the gain.

While all 10 industry sectors gained in the index, the fund’s best relative results were concentrated in three sectors: health care, financials and energy. Several of the fund’s holdings in the health care sector had strong results, including U.S. biotechnology company Vertex Pharmaceuticals, which focuses on the treatment of hepatitis C and cystic fibrosis, and Edwards Lifesciences, a global leader in heart valve technology. Both were among the top three contributors to relative returns.

The fund trailed the index in several sectors, including consumer discretionary and information technology, its two largest at June 30, which detracted most from relative results. Among consumer discretionary investments, U.S. online retailer Amazon, which has been the fund’s largest holding for some time and had strong results in 2013, slumped to a 19% loss in the first half of 2014, resulting in it being the top detractor to relative results for the period.

Looking ahead, the fund’s portfolio managers remain optimistic that domestic companies in the energy sector will benefit as the U.S. becomes more energy-independent, particularly since geopolitical turmoil in the Middle East threatens oil supplies.

				Percent of net assets
Largest individual	Amazon	3.83%	Comcast	1.84%
equity securities	Google	3.33	Gilead Sciences	1.80
	Wells Fargo	3.26	Apple	1.79
	Home Depot	2.43	American Express	1.62
	ASML Holding	2.08	Incyte	1.51

American Funds Insurance Series

Growth Fund

Average annual	For periods ended June 30, 2014
total returns based on					Lifetime	Expense
a $1,000 investment		1 year	5 years	10 years	(since February 8, 1984)	ratio

	Class 1	24.93%	18.11%	8.58%	12.76%	.35%
	Class 2	24.61	17.81	8.32	12.46	.60
	Class 3	24.71	17.89	8.39	12.56	.53
	Class 4	24.32	17.56	8.06	12.20	.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2014. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

American Funds Insurance Series

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Fund increased 3.78% for the six months ended June 30, 2014. The fund’s benchmark, the MSCI ACWI (All Country World Index) ex USA, gained 5.56%.*

Major economies around the world are sluggishly improving with encouraging signs such as decreasing unemployment, easing credit conditions and rising business and consumer confidence. The pace of economic recovery has continued to exceed market expectations this year, though underlying economies have not quite healed. Companies are generally healthy with improving balance sheets, and many are continuing to refinance at lower rates and with extended maturities.

Investors are optimistic about Europe as the European Central Bank remains accommodative. India’s market has had a big recovery with the election of Narendra Modi as Prime Minister, Japan is continuing to make good progress on structural reforms and, increasingly, people are confident that China can get through its banking and economic troubles. Oil prices are high, which hurts countries in emerging markets.

In a period of strong markets with low volatility, the fund’s greatest concentration was in financials, where Axis Bank was the main contributor to the sector’s gains. Novartis and Novo Nordisk led health care holdings higher. Holdings in information technology, energy, telecommunication services and cash detracted from relative results. Companies headquartered in India helped fund results, while stocks of companies based in the U.K. and Germany dragged.

The fund’s portfolio managers are generally positive about the world economy, and don’t see many catalysts for a deceleration, particularly in growth stocks. However, geopolitical events or China’s economy can change the outlook.

					Percent of net assets
Country diversification	Europe		Asia/Pacific Basin		Other regions
	Germany	10.8%	Hong Kong	10.3%	South Africa	1.0%
	United Kingdom	10.1	Japan	9.0	Other	.5
	France	9.1	India	8.7		1.5
	Switzerland	8.4	South Korea	5.0
	Netherlands	2.8	China	4.8	Short-term securities & other
	Denmark	2.3	Other	3.1	assets less liabilities	4.5
	Russian Federation	1.7		40.9
	Italy	1.6			Total	100.0%
	Sweden	1.4	The Americas
	Ireland	1.3	United States	.7
	Other	2.4	Other	.5
		51.9		1.2

				Percent of net assets
Largest individual	Novartis	4.23%	Novo Nordisk	2.24%
equity securities	Samsung Electronics	3.23	Power Grid Corp. of India	1.98
	Bayer	2.92	Baidu	1.77
	Axis Bank	2.45	Nestlé	1.72
	AIA Group	2.28	Murata Manufacturing	1.65

American Funds Insurance Series

International Fund

Average annual	For periods ended June 30, 2014
total returns based on					Lifetime	Expense
a $1,000 investment		1 year	5 years	10 years	(since May 1, 1990)	ratio

	Class 1	22.50%	11.55%	8.71%	8.89%	.54%
	Class 2	22.17	11.27	8.45	8.62	.79
	Class 3	22.28	11.35	8.53	8.70	.72
	Class 4	21.83	11.04	8.19	8.36	1.04

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2014. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

American Funds Insurance Series

New World Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

New World Fund increased 4.88% for the six months ended June 30, 2014. Its benchmark indexes, the MSCI ACWI (All Country World Index) and the MSCI Emerging Markets Index, gained 6.18% and 6.14%,* respectively.

Recovery in emerging market equities and moderate economic growth punctuated the six months. There has been unprecedented liquidity injected into the financial system, and tapering will continue to occur, which has to be a concern since no one knows precisely what the outcome will be.

Strong stock selection in health care stocks — highlighted by Novo Nordisk — aided fund results. French information technology firm Alcatel-Lucent — a contributor in recent periods — gave back some of its recent strong results and detracted. On a country basis, stocks of companies domiciled in India and the U.K. aided results, while French and Russian companies lagged. In fixed income, exposure to bonds originating from Greece helped, while U.S. bonds lagged.

As global economies continue to get stronger, it is likely that interest rates will move up to more sustainable long-term levels. The fund’s portfolio managers remain focused on individual companies and evaluate metrics such as the trajectory of earnings in their review of stocks to hold for the long term.

					Percent of net assets
Country diversification	Asia/Pacific Basin		Europe (continued)		Other regions
	India	11.2%	Greece	1.9%	South Africa	4.3%
	China	7.8	Denmark	1.7	Other	.9
	Japan	6.0	Slovenia	1.3		5.2
	Hong Kong	2.4	Spain	1.1
	Philippines	2.3	Portugal	1.0	Short-term securities & other
	Australia	1.4	Sweden	1.0	assets less liabilities	7.1
	Taiwan	1.3	Other	2.7
	Other	1.5		28.1	Total	100.0%
		33.9
			The Americas
	Europe		United States	15.4
	United Kingdom	5.7	Mexico	3.8
	Russia	4.4	Canada	3.6
	France	4.3	Brazil	1.2
	Switzerland	3.0	Other	1.7
				25.7

				Percent of net assets
Largest individual	Baidu	2.88%	Ctrip.com International	1.62%
equity securities	Alcatel-Lucent	2.07	AEON Financial Service	1.60
	Reliance Communications	2.06	Naspers	1.56
	Novo Nordisk	1.68	Mail.Ru Group	1.55
	Pacific Rubiales Energy	1.66	Google	1.53

American Funds Insurance Series

New World Fund

Average annual	For periods ended June 30, 2014
total returns based on					Lifetime	Expense
a $1,000 investment		1 year	5 years	10 years	(since June 17, 1999)	ratio

	Class 1	19.97%	12.01%	11.80%	9.81%	.78%
	Class 2	19.65	11.73	11.53	9.54	1.03
	Class 4	19.30	11.47	11.25	9.27	1.28 †

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2014. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*Results for MSCI indexes reflect dividends net of withholding taxes and reinvestment of distributions.
†Based on estimated amounts for the current fiscal year.

American Funds Insurance Series

Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Blue Chip Income and Growth Fund was up 8.02% for the six months ended June 30, 2014, outpacing its benchmark index, the S&P 500, which gained 7.12%.

The U.S. economy is gradually improving, but at a slower rate than most observers expected — particularly in areas sensitive to rising interest rates such as housing and autos. The Federal Reserve has injected a huge amount of liquidity into the system, which has helped financial assets recover, but the real economy has lagged.

Information technology holdings aided fund results, highlighted by the rise in stock price of Hewlett-Packard. Utilities stocks, led by Exelon, also were strong positive contributors to fund results. Financial holdings detracted, but the fund had lower exposure than the benchmark. Cash was a slight drag on returns.

Equity markets have continued to be strong in 2014 and have tripled since the low in 2009. As a result, market valuations have moved above long-term averages and overall market risk has increased. This warrants a more cautious stance than would have been appropriate a year or two ago, and the fund has shifted toward more defensive investments. Despite greater caution, we do continue to look for and find select companies that offer attractive risk-adjusted returns.

				Percent of net assets
Largest individual	Verizon	5.25%	Altria	2.85%
equity securities	Gilead Sciences	4.93	CenturyLink	2.70
	Amgen	4.66	Oracle	2.53
	Apple	3.73	Johnson Controls	2.51
	Philip Morris International	3.08	Exelon	2.23

American Funds Insurance Series

Blue Chip Income and Growth Fund

Average annual	For periods ended June 30, 2014
total returns based on					Lifetime	Expense
a $1,000 investment		1 year	5 years	10 years	(since July 5, 2001)	ratio

	Class 1	25.77%	18.05%	7.64%	5.69%	.42%
	Class 2	25.51	17.75	7.37	5.42	.67
	Class 4	25.51	17.59	7.16	5.21	.92 *

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2014. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*Based on estimated amounts for the current fiscal year.

American Funds Insurance Series

Global Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth and Income Fund gained 6.41% for the six months ended June 30, 2014, slightly ahead of the MSCI ACWI (All Country World Index), which rose 6.18%.*

Developed markets continued to benefit from central bank stimulus and improving economic activity during the first half of 2014. Emerging market stocks rallied as political uncertainty receded in some countries.

Stock selection in a range of industries was the key to the fund outpacing the index. The fund’s two largest holdings at June 30, U.S. pharmaceutical giant Merck and information technology company Taiwan Semiconductor Manufacturing, were the top contributors to the fund’s relative result. Three other semiconductor industry holdings also helped the result, along with some companies in the industrials, utilities and consumer staples sectors.

The financials sector, the fund’s largest at June 30 by a significant margin, was one of the weakest during the period on both an absolute and relative basis. It included two of the top five detractors to relative returns in French company AXA and the U.S.-based CME Group. Weakness in the consumer discretionary and materials sectors also hurt results.

On a country basis, holdings in the United Kingdom, Taiwan and Portugal were the main contributors to the fund’s relative return, while France and Japan were the primary detractors.

As always, the portfolio managers remain confident that they can uncover promising long-term investment opportunities.

					Percent of net assets
Country diversification	The Americas		Europe (continued)		Other regions
	United States	44.7%	Other	3.5%	South Africa	1.5%
	Canada	3.6		30.6
	Mexico	.4			Short-term securities & other
		48.7	Asia/Pacific Basin		assets less liabilities	2.5
			Japan	6.2
	Europe		Taiwan	3.2
	United Kingdom	9.6	Hong Kong	1.7	Total	100.0%
	France	7.2	India	1.5
	Spain	3.4	China	1.2
	Switzerland	3.2	Philippines	1.1
	Germany	2.6	Other	1.8
	Portugal	1.1		16.7

				Percent of net assets
Largest individual	Merck	4.30%	Lockheed Martin	1.60%
equity securities	Taiwan Semiconductor Manufacturing	2.90	Novartis	1.58
	AXA	2.33	Potash Corp. of Saskatchewan	1.54
	United Continental	1.85	Banco Santander	1.54
	Microsoft	1.74	CME Group	1.53

American Funds Insurance Series

Global Growth and Income Fund

Average annual	For periods ended June 30, 2014
total returns based on				Lifetime	Expense
a $1,000 investment		1 year	5 years	(since May 1, 2006)	ratio

	Class 1	21.79%	15.84%	6.72%	.62%
	Class 2	21.55	15.55	6.45	.87
	Class 4	21.15	15.30	6.21	1.12

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from May 1, 2006, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2014. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

American Funds Insurance Series

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth-Income Fund gained 6.94% for the six months ended June 30, 2014, slightly trailing the S&P 500, which rose 7.12%.

U.S. stocks recorded multiple new highs during the first half of 2014, with the S&P 500 notching its fifth and sixth consecutive quarterly increases — its longest streak of advances since 1998. The second half of the period accounted for most of the gain.

Stock selection was a key factor in the fund’s results, with select holdings in the energy and health care sectors the primary drivers of relative returns. Standout health care holdings were U.S. biotechnology leaders Illumina, the top contributor to relative returns, and Gilead Sciences, the fund’s largest holding at June 30. U.S. oil and gas company EOG Resources, the fund’s eighth-largest holding at the end of the period, topped the energy sector. Holdings in the industrials sector also made a significant contribution to relative returns.

The biggest drag on results came from holdings in the consumer discretionary sector, the fund’s third-largest at June 30, notably third-largest holding Amazon (which gave up some of its gains from 2013), General Motors and Mattel. Holdings in cash also held back results.

Looking ahead, the portfolio managers expect stock market returns to be reasonably positive as long as central bank stimulus packages remain in place and economic growth continues.

				Percent of net assets
Largest individual	Gilead Sciences	3.86%	Oracle	2.14%
equity securities	Google	2.66	Philip Morris International	2.09
	Amazon	2.57	EOG Resources	1.54
	Texas Instruments	2.50	Celanese	1.50
	Amgen	2.50	Microsoft	1.49

American Funds Insurance Series

Growth-Income Fund

Average annual	For periods ended June 30, 2014
total returns based on					Lifetime	Expense
a $1,000 investment		1 year	5 years	10 years	(since February 8, 1984)	ratio

	Class 1	28.06%	17.71%	7.62%	11.49%	.29%
	Class 2	27.77	17.42	7.35	11.19	.54
	Class 3	27.85	17.50	7.43	11.29	.47
	Class 4	27.42	17.16	7.10	10.94	.79

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2014. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

American Funds Insurance Series

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Growth and Income Fund gained 5.45% for the six months ended June 30, 2014, slightly trailing the MSCI ACWI (All Country World Index) ex USA, which rose 5.56%.*

Developed markets continued to benefit from central bank stimulus and improving economic activity during the first half of 2014. Emerging market stocks rallied as political uncertainty receded in some countries.

Strong returns from several holdings in the utilities sector powered the fund’s result. Two electricity providers were among the top five contributors to relative returns: EDP, of Portugal, the fund’s largest holding at June 30, and Finnish utility Fortum. Another defensive sector, health care, also helped the fund, with strong results from several pharmaceutical companies, particularly Finnish company Orion, the 10th-largest holding, and second-largest holding Novartis, of Switzerland.

The fund’s relative results were hurt by weak returns from holdings in the consumer discretionary sector, the second-largest at June 30, and a low weighting in the strong energy sector. Investments in the financials sector, the fund’s largest by a significant margin, made a modest absolute and relative contribution despite disappointing results from some European banks.

On a country basis, holdings in Portugal, Finland and Japan were the main relative contributors, while holdings in the U.S., Canada and the U.K. were weakest.

As always, the fund’s portfolio managers are maintaining a relatively balanced approach by sector and geography while keeping a wary eye on issues that could derail global economic growth.

					Percent of net assets
Country diversification	Europe		Asia/Pacific Basin		The Americas
	United Kingdom	23.1%	Hong Kong	7.1%	United States	3.4%
	France	5.9	Japan	4.2	Other	.7
	Germany	5.8	Australia	2.5		4.1
	Switzerland	5.7	Thailand	2.2
	Sweden	4.5	India	2.0	Other regions
	Finland	4.0	South Korea	1.7	Other	2.0
	Portugal	3.5	China	1.3
	Spain	2.3	Indonesia	1.2	Short-term securities & other
	Russian Federation	1.8	Singapore	1.0	assets less liabilities	8.7
	Denmark	1.4	Taiwan	1.0
	Ireland	1.3		24.2	Total	100.0%
	Other	1.7
		61.0

				Percent of net assets
Largest individual	EDP - Energias de Portugal	3.32%	National Grid	2.14%
equity securities	Novartis	3.10	Philip Morris International	1.94
	Prudential	2.28	H&M	1.91
	Fortum	2.26	BP	1.70
	Aviva	2.25	Orion	1.52

American Funds Insurance Series

International Growth and Income Fund

Average annual	For periods ended June 30, 2014
total returns based on				Lifetime	Expense
a $1,000 investment		1 year	5 years	(since November 18, 2008)	ratio

	Class 1	21.20%	12.28%	15.23%	.69%
	Class 2	20.92	12.00	14.94	.94
	Class 4	20.79	11.80	14.73	1.19

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from November 18, 2008, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2014. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

American Funds Insurance Series

Capital Income Builder

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Capital Income Builder, the newest fund in the American Funds Insurance Series lineup, was introduced on May 1, 2014. The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The fund’s secondary objective is to provide growth of capital.

From its inception through June 30, Capital Income Builder gained 2.51%, which included reinvestment of a 6-cents-a-share dividend. The fund’s primary benchmark, the S&P 500, rose 4.47% over the same period, while the Lipper Income Funds Average, a measure of similar funds, gained 2.26%.

During the fund’s first two months of operations, the four portfolio managers invested 29.9% of assets in U.S. stocks, 44.9% in stocks from outside the U.S. and 18.5% in investment-grade U.S. bonds. The relatively stable consumer staples and health care sectors were the two largest sectors at June 30 at 11.6% and 10.0%, respectively.

Outside the U.S., the portfolio managers have found attractive opportunities in dividend-paying companies in 18 countries, led by the United Kingdom at 14.2% of assets and Switzerland at 5.0%.

The fund began amid continuing growth in major developed economies, supported by accommodative central bank policies in the U.S., Japan and Europe. While the fund’s portfolio managers see no particular reason to believe that the growth will not continue, they are keeping a watchful eye on geopolitical issues that could threaten economic stability, particularly the turmoil in the Middle East and Ukraine.

					Percent of net assets
Country diversification	The Americas		Europe (continued)		Other regions
	United States	48.4%	Norway	1.3%	South Africa	.4%
	Canada	1.6	Italy	1.1
		50.0	Other	1.1	Short-term securities & other
				32.1	assets less liabilities	6.7

	Europe		Asia/Pacific Basin
	United Kingdom	14.2	Hong Kong	3.4	Total	100.0%
	Switzerland	5.0	Australia	2.2
	Sweden	2.9	Japan	2.1
	Finland	2.6	Singapore	1.9
	Germany	2.2	Other	1.2
	France	1.7		10.8

American Funds Insurance Series

Capital Income Builder

Cumulative	For periods ended June 30, 2014
returns based on		Lifetime	Expense
a $1,000 investment		(since May 1, 2014)	ratio*

	Class 1	2.51%	.53%
	Class 2	2.51	.78
	Class 4	2.36	1.03

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2014. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*Based on estimated amounts for the current fiscal year.

American Funds Insurance Series

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Asset Allocation Fund, which is a mix of stocks and bonds, rose 4.00% for the six months ended June 30, 2014. The S&P 500, the benchmark for the fund’s equity holdings, gained 7.12% over the same period, while the Barclays U.S. Aggregate Index, which measures U.S. investment-grade bonds (rated BBB/Baa and above), rose 3.93%. A blend of the two indexes, the 60/40 S&P/Barclays Index, gained 5.89%.*

U.S. stocks recorded multiple new highs during the first half of 2014, with the S&P 500 notching its fifth and sixth consecutive quarterly increases – its longest streak of advances since 1998. The second half of the period accounted for most of the gain. Bonds rallied amid rising geopolitical risks, which bolstered demand for safe-haven assets.

All but one of the fund’s industry sectors finished the period ahead, with holdings in information technology having the most positive impact on the fund’s relative return. Leading the sector were AAC Technologies Holdings, a Chinese company that makes miniature technology components, and Microsoft, the fund’s largest holding at June 30.

The fund trailed the index in several sectors, with the biggest drag on relative returns coming from holdings in the financials, energy and consumer discretionary sectors. Holdings outside the U.S. generally added relative value, with the strongest returns coming from China and Taiwan. Japan and Switzerland were weakest.

In the fund’s fixed-income portfolio, sector allocation and bond selection had a positive impact on fund returns. Corporate bonds were the main contributors, led by Microsoft, Merck and Broadcom, while Amazon, Canadian Pacific Railway and Oil States International were primary detractors.

The fund’s holdings in cash, which reflect the portfolio managers’ cautious approach, again held back results.

				Percent of net assets
Largest individual	Microsoft	3.52%	JPMorgan Chase	1.61%
equity securities	Comcast	2.24	ACE	1.60
	Merck	2.16	American Express	1.45
	Lockheed Martin	2.00	Boeing	1.40
	Amazon	1.92	Johnson & Johnson	1.28

American Funds Insurance Series

Asset Allocation Fund

Average annual	For periods ended June 30, 2014
total returns based on					Lifetime	Expense
a $1,000 investment		1 year	5 years	10 years	(since August 1,1989)	ratio

	Class 1	17.02%	15.15%	8.02%	8.76%	.31%
	Class 2	16.72	14.85	7.75	8.47	.56
	Class 3	16.76	14.93	7.82	8.56	.49
	Class 4	16.63	14.66	7.52	8.24	.81 †

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2014. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*The 60/40 S&P/Barclays Index blends the S&P 500 with the Barclays U.S. Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

†Based on estimated amounts for the current fiscal year.

American Funds Insurance Series

Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Balanced Fund rose 4.77% for the six months ended June 30, 2014. The MSCI ACWI (All Country World Index), which measures global stocks, gained 6.18%,* while the Barclays Global Aggregate Index, a measure of investment-grade bonds, was up 4.93%. The 60/40 MSCI/Barclays Index increased 5.73%.*

The fund’s portfolio managers continue to see value in Europe although the fund was not aggressively positioned in related stocks due to the halting nature of its economic recovery. Emerging markets remain at a low concentration as the structural issues there persist; a potential increase in rates by the Federal Reserve would be a problem for most countries in emerging markets.

Stock selection in consumer staples led by Lorillard, which has been the subject of takeover speculation, benefited fund results on a relative basis, while financials holdings detracted as Deutsche Bank had a disappointing period. Companies headquartered in the U.K. aided relative results, while stocks of companies based in Japan, particularly financials, detracted.

The fixed-income portion of the fund was beneficial as exposure to Japan and Mexico helped relative fund results. Gains were offset by bonds originating from the euro zone. Cash has been a detractor year to date, but at such low interest rates, was seen as a better defensive holding than a higher concentration of bonds.

		Percent of net assets
Five largest sectors	Financials	11.3%
in common stock	Industrials	11.0
holdings	Consumer staples	9.5
	Information technology	8.8
	Health care	6.4

					Percent of net assets
Currency					Short-term
diversification				Forward	securities &
			Bonds &	currency	other assets
		Equity securities	notes	contracts	less liabilities	Total
	U.S. dollars	29.2%	16.3%	(1.6)%	4.0%	47.9%
	Euros	17.0	6.1	.9	—	24.0
	British pounds	6.7	1.7	.6	—	9.0
	Japanese yen	4.1	1.7	.9	—	6.7
	Swiss francs	2.6	—	—	—	2.6
	Hong Kong dollars	1.8	—	—	—	1.8
	Mexican pesos	—	1.6	—	—	1.6
	Swedish kronor	1.0	.6	(.5)	—	1.1
	Polish zloty	—	1.1	—	—	1.1
	Australian dollars	.4	.4	(.4)	—	.4
	Other currencies	1.9	1.8	.1	—	3.8
						100.0%

American Funds Insurance Series

Global Balanced Fund

		Percent of net assets		Percent of net assets
Largest individual	ASML Holding	2.10%	Largest fixed-income	U.S. Treasury	5.10%
equity securities	Microsoft	2.01	holdings (by issuer)	Fannie Mae	2.66
	Merck	1.96		Japanese Government	1.71
	Nestlé	1.46		United Kingdom Government	1.66
	Royal Dutch Shell	1.42		German Government	1.51

Average annual	For periods ended June 30, 2014
total returns based on			Lifetime	Expense
a $1,000 investment		1 year	(since May 2, 2011)	ratio

	Class 1	14.80%	7.32%	.70%
	Class 2	14.58	7.07	.95
	Class 4	14.73	7.00	1.20

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2014. See the Financial Highlights table in this report for details.

Although the fund has a plan of distribution and an insurance administrative services plan for Class 4 shares, fees for distribution and/or insurance administrative services are not paid on amounts invested in the fund by the investment adviser and/or its affiliates. If fees for these services were charged on these assets, fund results would have been lower and expenses would have been higher. See the “Plans of distribution” and the “Fund expenses” sections of the prospectus for information on the fees for distribution and/or insurance administrative services, respectively, permitted to be charged by the fund.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions. The 60/40 MSCI/Barclays Index blends the MSCI ACWI (All Country World Index) with the Barclays Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

American Funds Insurance Series

Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Bond Fund increased 4.05% for the six months ended June 30, 2014, edging its benchmark, the Barclays U.S. Aggregate Index, which gained 3.93%.

The U.S. economy is further along in its expansion but with mixed indicators. Major central banks are still applying more liquidity into the system, although the U.S. Federal Reserve has signaled it will continue to decelerate gently. Questions linger whether the economy has the momentum to accelerate on its own. Debt servicing costs are coming down so companies can refinance their debt more cheaply, and there are early signs of mergers and acquisitions.

The fund’s exposure to corporate bonds was historically low because valuations are rich given investors’ stretch for yield. The fund has more recently rotated back into mortgage-backed securities. The fund has also avoided 10-year Treasuries in favor of 30-year Treasuries as corporations with future pension obligations are acquiring those long duration assets.

The view of the portfolio managers is that there will be a gentle rise in interest rates; however, they likely will not reach as high as many expect. There are still weak points in major economies, such as negative first quarter U.S. gross domestic product growth, that need to be closely monitored before stimulus can be entirely removed.

			Percent of net assets
Largest holdings	U.S. Treasury	37.45%	Verizon	.67%
(by issuer)	Fannie Mae	20.25	Spanish Government	.64
	Freddie Mac	2.29	Bank of America	.54
	Government National Mortgage Assn.	.83	Midamerican Energy	.53
	J.P. Morgan Chase Commercial		Greenwich Capital Commercial Funding	.53
	Mortgage Securities	.75

American Funds Insurance Series

Bond Fund

Average annual	For periods ended June 30, 2014
total returns based on					Lifetime	Expense
a $1,000 investment		1 year	5 years	10 years	(since January 2, 1996)	ratio

	Class 1	4.79%	5.45%	4.14%	5.16%	.39%
	Class 2	4.57	5.19	3.89	4.90	.64
	Class 4	4.30	4.95	3.64	4.65	.89

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2014. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

American Funds Insurance Series

Global Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Bond Fund gained 5.62% for the six months ended June 30, 2014, ahead of the Barclays Global Aggregate Index, which rose 4.93%.

The first half of the year saw continuing optimism around the euro area economy, with peripheral bond spreads gradually tightening, which helped the fund’s return.

Growth started to pick up, particularly in the United Kingdom, which led to speculation that the Bank of England might start to raise rates at the end of the year. The pound strengthened as a result.

Bond yields came down in many bond markets around the world, supporting fund returns. The yield on the 10-year German bund ended the period close to levels last seen during the euro zone financial crisis of 2012, while corporate bond spreads tightened to levels not seen since before the financial crisis.

The major currencies — euro, Japanese yen and U.S. dollar — were relatively stable during the period. Many emerging market bonds and currencies strengthened in the second quarter, lifting the fund’s investments in those areas, notably Eastern Europe, Brazil, Mexico and South Korea.

Looking ahead, the fund’s portfolio managers remain optimistic that global growth will continue to strengthen in the coming months.

				Percent of net assets
Currency weighting (after hedging) by country		Non-U.S. government bonds by country

United States[1]	48.8%	EMU[2]:
EMU[2]	21.8	Spain	5.3%
Japan	10.8	Ireland	3.8
United Kingdom	6.2	Germany	2.2
Mexico	3.3	Italy	1.9
Poland	2.6	Belgium	1.6
South Korea	1.1	Other	3.8	18.6%
Colombia	.8	Japan		5.9
Hungary	.7	United Kingdom		4.7
Norway	.7	Mexico		3.4
Israel	.5	Poland		3.3
Brazil	.5	Hungary		2.4
Russian Federation	.5	Sweden		1.1
Sweden	.4	South Korea		1.1
South Africa	.4	Colombia		.9
Canada	.3	Israel		.8
Australia	.3	Other		4.9
Turkey	.2	Total		47.1%
Malaysia	.1
Total	100.0%

				Percent of net assets
Largest holdings	U.S. Treasury	16.22%	Irish Government	3.81%
(by issuer)	Japanese Government	5.88	United Mexican States Government	3.35
	Fannie Mae	5.79	Polish Government	3.28
	Spanish Government	5.31	Hungarian Government	2.38
	United Kingdom Government	4.73	German Government	2.15

American Funds Insurance Series

Global Bond Fund

Average annual	For periods ended June 30, 2014
total returns based on				Lifetime	Expense
a $1,000 investment		1 year	5 years	(since October 4, 2006)	ratio

	Class 1	8.70%	5.42%	5.89%	.56%
	Class 2	8.37	5.15	5.61 [3]	.81
	Class 4	8.46	4.99	5.42	1.06 [4]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from October 4, 2006, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2014. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Includes U.S. dollar-denominated debt of other countries, totaling 18.0%.

2European Monetary Union consists of Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Latvia, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain. Euro-denominated debt includes corporate and European government debt.

3Global Bond Fund Class 2 shares were first sold on November 6, 2006. Results prior to that date are hypothetical based on Class 1 share results adjusted for estimated additional annual expenses of 0.25%.

4Based on estimated amounts for the current fiscal year.

American Funds Insurance Series

High-Income Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

High-Income Bond Fund gained 4.17% for the six months ended June 30, 2014. The fund’s benchmark, the Barclays U.S. Corporate High Yield 2% Issuer Capped Index, increased 5.46%.

The six-month period saw a continuation of recent themes: modest growth, continued low interest rates and strong returns in high yield bonds. The yield of 10-year U.S. Treasuries declined from 3.04% to 2.53%, reflecting continuing concerns about economic growth.

The fund increased its exposure to health care securities as attractive opportunities arise in this sector. Corporate bonds in life sciences, tools & services and European government bonds helped results. Corporate bonds within independent power & renewables hurt fund results. Cash was a relative detractor.

Modest growth combined with ample liquidity to facilitate refinancing of balance sheets and financing of capital plans means defaults and incidents of financial distress are likely to stay low. While we expect economic growth to strengthen and interest rates to be a headwind going forward, our expectations are for a continuation of the relatively weak recovery. In this environment, we think we can continue to find attractive credits but the total return opportunity is not as great as it has been and we have been adopting a slightly more conservative investment posture.

				Percent of net assets
Largest holdings	T-Mobile	2.45%	First Quantum Minerals	1.77%
(by issuer)	Sprint Nextel	2.40	Wind Acquisition	1.77
	First Data	2.38	Freescale Semiconductor	1.68
	inVentiv Health	1.90	Forest Laboratories	1.59
	Reynolds Group	1.88	DISH DBS	1.58

American Funds Insurance Series

High-Income Bond Fund

Average annual	For periods ended June 30, 2014
total returns based on					Lifetime	Expense
a $1,000 investment		1 year	5 years	10 years	(since February 8, 1984)	ratio

	Class 1	9.92%	12.06%	7.14%	9.49%	.48%
	Class 2	9.66	11.78	6.88	9.15	.73
	Class 3	9.78	11.88	6.97	9.30	.66
	Class 4	9.74	11.62	6.66	8.96	.98 *

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2014. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*Based on estimated amounts for the current fiscal year.

American Funds Insurance Series

Mortgage Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Mortgage Fund gained 4.02% for the six months ended June 30, 2014, essentially matching the 4.03% return of the Barclays U.S. Mortgage-Backed Securities Index.

The first six months of 2014 was a strong period for agency mortgage-backed securities, with the Barclays index beating a duration-equivalent U.S. Treasury portfolio by 68 basis points.

The U.S. Treasury yield curve flattened during the period with five-year yields falling 13 basis points and 10-and 30-year yields decreasing by about 50 and 60 basis points, respectively. Two investment drivers that are flattening the yield curve are the market pricing in Federal Reserve rate increases expected to start in the middle of 2015 and a lower long run terminal federal funds rate.

Yields on agency mortgage-backed securities fell by about 45 basis points in the first half of 2014, largely driven by the nearly 50 basis point drop in 10-year Treasury yields.

Portfolio managers increased the fund’s weighting in U.S. Treasuries from 10% to 23% during the period. At June 30, the fund had a low weighting in agency mortgage-backed securities while managers wait for better opportunities as the Fed continues to taper its purchases.

			Percent of net assets
Breakdown of	30-year pass-throughs:
mortgage-backed	Fannie Mae	28.9%
obligations	Ginnie Mae	14.4
	Freddie Mac	9.7	53.0%
	Other		12.6
	Total		65.6%

American Funds Insurance Series

Mortgage Fund

Average annual	For periods ended June 30, 2014
total returns based on			Lifetime	Expense
a $1,000 investment		1 year	(since May 2, 2011)	ratio

	Class 1	4.24%	3.16%	.44%
	Class 2	4.09	2.92	.69
	Class 4	4.05	2.83	.94

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2014. See the Financial Highlights table in this report for details.

Although the fund has a plan of distribution and an insurance administrative services plan for Class 4 shares, fees for distribution and/or insurance administrative services are not paid on amounts invested in the fund by the investment adviser and/or its affiliates. If fees for these services were charged on these assets, fund results would have been lower and expenses would have been higher. See the “Plans of distribution” and the “Fund expenses” sections of the prospectus for information on the fees for distribution and/or insurance administrative services, respectively, permitted to be charged by the fund.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

		Percent of net assets
Where the fund’s	Mortgage-backed obligations	65.6%
assets were	U.S. Treasury bonds & notes	22.5
invested as of	Federal agency bonds & notes	11.9
June 30, 2014	Other bonds & notes	1.6
	Short-term securities & other assets less liabilities	(1.6)
	Total	100.0%

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

U.S. Government/AAA-Rated Securities Fund gained 3.83% for the six months ended June 30, 2014, ahead of the Barclays U.S. Government/Mortgage-Backed Securities Index, which rose 3.24%.

The first half of the year was characterized by weak first-quarter economic performance related to weather disruption and health care-related uncertainty for business. A stronger second quarter failed to make up for the lost output in the first quarter. The 10-year U.S. Treasury yield fell from 3.04% at the beginning of the year to 2.53% at June 30.

The fund benefited from its overweight positions in 30-year bonds, which fared better than shorter term bonds. Holdings in mortgage-backed securities did well as mortgage spreads tightened and prepayments on premium mortgage-backed securities were surprisingly low.

A substantial position in multifamily housing asset-backed bonds issued by Freddie Mac contributed to the fund’s results as these securities tightened to historically low levels. Inflation index-linked bonds also did well, supported by fears of rising inflation.

			Percent of net assets
Breakdown of	30-year pass-throughs:
mortgage-backed	Fannie Mae	13.6%
obligations	Ginnie Mae	4.2
	Freddie Mac	2.9	20.7%
	15-year pass-throughs		1.4
	Other		3.2
	Total		25.3%

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Average annual	For periods ended June 30, 2014
total returns based on					Lifetime	Expense
a $1,000 investment		1 year	5 years	10 years	(since December 2, 1985)	ratio

	Class 1	3.40%	3.77%	4.40%	6.37%	.35%
	Class 2	3.17	3.52	4.15	6.06	.60
	Class 3	3.26	3.59	4.22	6.18	.53
	Class 4	3.08	3.35	3.93	5.85	.85 *

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008, and July 1, 2010, through December 31, 2010. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2014. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*Based on estimated amounts for the current fiscal year.

American Funds Insurance Series

Cash Management Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. An investment in Cash Management Fund is not insured or guaranteed by the FDIC or any other government agency. It is important to remember that the fund is not managed to maintain a stable net asset value at $1.00 per share. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Cash Management Fund declined 0.27% for the six months ended June 30, 2014.

Short-term interest rates remained at historically low levels during the period, so the fund’s expenses again exceeded its income.

Investors should expect this situation to continue until short-term rates begin to rise.

Average annual	For periods ended June 30, 2014
total returns based on					Lifetime	Expense
a $1,000 investment		1 year	5 year	10 year	(since February 8, 1984)	ratio

	Class 1	–0.27%	–0.19%	1.43%	3.89%	.34%
	Class 2	–0.54	–0.44	1.19	3.60	.59
	Class 3	–0.45	–0.39	1.25	3.70	.52
	Class 4	–0.35	–0.57	0.99	3.39	.84

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2014. See the Financial Highlights table in this report for details.

Although the fund has a plan of distribution and an insurance administrative services plan for Class 4 shares, fees for distribution and/or insurance administrative services are not paid on amounts invested in the fund by the investment adviser and/or its affiliates. If fees for these services were charged on these assets, fund results would have been lower and expenses would have been higher. See the “Plans of distribution” and the “Fund expenses” sections of the prospectus for information on the fees for distribution and/or insurance administrative services, respectively, permitted to be charged by the fund.

As of June 30, 2014, Cash Management Fund’s annualized seven-day SEC yield was –0.27% for Class 1 shares; –0.52% for Class 2 shares; –0.45% for Class 3 shares; and –0.30% for Class 4 shares. The fund’s yield more accurately reflects the fund’s current earnings than do the fund’s returns.

		Percent of net assets
Where the fund’s	Federal agency discount notes	55.4%
assets were	Commercial paper	26.6
invested as of	U.S. Treasuries	18.3
June 30, 2014	Other assets less liabilities	(.3)
	Total	100.0%

American Funds Insurance Series

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Growth Fund gained 2.98% for the six months ended June 30, 2014. Over the same period, the S&P 500 rose 7.12%.

Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series Growth Fund while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts.

The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund, as was the case during the past six months.

Average annual total	For periods ended June 30, 2014
returns based on			Lifetime	Gross expense	Net expense
a $1,000 investment		1 year	(since May 1, 2013)	ratio*	ratio*

	Class P1	17.84%	15.93%	.97%	.81%
	Class P2	17.43	15.59	1.22	1.06

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2014. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed 0.28%. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. After May 1, 2015, the adviser may modify or terminate the waiver, but only with fund board approval. The adviser has committed to retain any reimbursements only through May 1, 2015. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*Based on estimated amounts for the current fiscal year.

Milliman Financial Risk Management LLC serves as the sub-adviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk International Fund gained 1.51% for the six months ended June 30, 2014. Over the same period, the MSCI ACWI (All Country World Index) ex USA rose 5.56%.*

Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series International Fund while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts.

The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund, as was the case during the past six months.

Average annual total	For periods ended June 30, 2014
returns based on			Lifetime	Gross expense	Net expense
a $1,000 investment		1 year	(since May 1, 2013)	ratio†	ratio†

	Class P1	13.19%	9.31%	1.14%	.98%
	Class P2	12.89	9.06	1.39	1.23

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2014. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed 0.28%. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. After May 1, 2015, the adviser may modify or terminate the waiver, but only with fund board approval. The adviser has committed to retain any reimbursements only through May 1, 2015. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*The MSCI index result reflects reinvestment of distributions and dividends net of withholding taxes. † Based on estimated amounts for the current fiscal year.

Milliman Financial Risk Management LLC serves as the sub-adviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Blue Chip Income and Growth Fund gained 5.53% for the six months ended June 30, 2014. Over the same period, the S&P 500 rose 7.12%.

Managed Risk Blue Chip Income and Growth Fund pursues its objective by investing in shares of American Funds Insurance Series Blue Chip Income and Growth Fund while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts.

The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund, as was the case during the past six months.

Average annual total	For periods ended June 30, 2014
returns based on			Lifetime	Gross expense	Net expense
a $1,000 investment		1 year	(since May 1, 2013)	ratio*	ratio*

	Class P1	18.55%	15.84%	1.04%	.88%
	Class P2	18.13	15.48	1.29	1.13

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2014. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed 0.28%. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. After May 1, 2015, the adviser may modify or terminate the waiver, but only with fund board approval. The adviser has committed to retain any reimbursements only through May 1, 2015. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*Based on estimated amounts for the current fiscal year.

Milliman Financial Risk Management LLC serves as the sub-adviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Growth-Income Fund gained 4.79% for the six months ended June 30, 2014. Over the same period, the S&P 500 rose 7.12%.

Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series Growth-Income Fund while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts.

The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund, as was the case during the past six months.

Average annual total	For periods ended June 30, 2014
returns based on			Lifetime	Gross expense	Net expense
a $1,000 investment		1 year	(since May 1, 2013)	ratio*	ratio*

	Class P1	21.41%	18.63%	.91%	.75%
	Class P2	21.00	18.29	1.16	1.00

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2014. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed 0.28%. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. After May 1, 2015, the adviser may modify or terminate the waiver, but only with fund board approval. The adviser has committed to retain any reimbursements only through May 1, 2015. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*Based on estimated amounts for the current fiscal year.

Milliman Financial Risk Management LLC serves as the sub-adviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Asset Allocation Fund gained 2.69% for the six months ended June 30, 2014. Over the same period, the S&P 500, which measures U.S. stocks, rose 7.12%, while the Barclays U.S. Aggregate Index, a measure of U.S. investment-grade bonds (rated BBB/Baa and above), gained 3.93%. A blend of the two indexes, the 60/40 S&P/Barclays Index, rose 5.89%.*

Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series Asset Allocation Fund while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts.

The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund, as was the case during the past six months.

Average annual	For periods ended June 30, 2014
total returns based on			Lifetime	Gross expense	Net expense
a $1,000 investment		1 year	(since September 28, 2012)	ratio†	ratio

	Class P1	14.17%	13.99%	.86%	.76%
	Class P2	13.89	13.74	1.11	1.01

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2014. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed 0.28%. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. After May 1, 2015, the adviser may modify or terminate the waiver, but only with fund board approval. The adviser has committed to retain any reimbursements only through May 1, 2015. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*The 60/40 S&P/Barclays Index blends the S&P 500 with the Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

Milliman Financial Risk Management LLC serves as the sub-adviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series

Global Growth Fund

Summary investment portfolio June 30, 2014	unaudited

Common stocks 94.59%		Shares	Value (000)	Percent of net assets

Consumer discretionary 20.21%	Amazon.com, Inc.[1]	508,900	$165,280	2.83%
	Priceline Group Inc.[1]	104,000	125,112	2.14
	Home Depot, Inc.	1,161,000	93,994	1.61
	Toyota Motor Corp.	1,250,000	75,070	1.29
	Swatch Group Ltd, non-registered shares	82,550	49 ,848	1.12
	Swatch Group Ltd	137,000	15,217
	Honda Motor Co., Ltd.	1,753,800	61,233	1.05
	Walt Disney Co.	683,705	58,621	1.01
	Industria de Diseño Textil, SA	377,000	58,024.99
	HUGO BOSS AG	335,500	50,144.86
	Liberty Global PLC, Class C1	816,465	34,545.59
	Navitas Ltd.	5,950,000	40,003.69
	Other securities		351,562	6.03
			1,178,653	20.21

Health care 16.65%	Novo Nordisk A/S, Class B	4,401,000	202,557	3.47
	Vertex Pharmaceuticals Inc.[1]	1,693,000	160,293	2.75
	Merck & Co., Inc.	1,544,000	89,321	1.53
	UnitedHealth Group Inc.	960,000	78,480	1.35
	Regeneron Pharmaceuticals, Inc.[1]	237,200	67,002	1.15
	Novartis AG	580,000	52,519.90
	Bayer AG	349,300	49,336.85
	Bristol-Myers Squibb Co.	929,600	45,095.77
	Express Scripts Holding Co.[1]	628,000	43,539.75
	Hologic, Inc.[1]	1,613,000	40,890.70
	Other securities		142,043	2.43
			971,075	16.65

Information technology 16.52%	Google Inc., Class A1	107,700	62,969	2.14
	Google Inc., Class C1	107,700	61,958
	ASML Holding NV (New York registered)	647,176	60,362	2.03
	ASML Holding NV	624,897	58,194
	Taiwan Semiconductor Manufacturing Co. Ltd.	23,380,000	99,055	1.87
	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	480,000	10,267
	Alcatel-Lucent[1]	22,539,144	80,490	1.38
	Nintendo Co., Ltd.	535,000	64,033	1.10
	TDK Corp.	950,000	44,544.77
	Visa Inc., Class A	206,000	43,406.75
	ASM Pacific Technology Ltd.	3,900,000	42,621.73
	Wirecard AG	825,662	35,647.61
	Other securities		299,730	5.14
			963,276	16.52

American Funds Insurance Series

Global Growth Fund

Common stocks		Shares	Value (000)	Percent of net assets

Financials	Moody’s Corp.	1,651,000	$144,727	2.48%
14.11%	ORIX Corp.	4,990,000	82,703	1.42
	AIA Group Ltd.	13,255,300	66,615	1.14
	JPMorgan Chase & Co.	1,145,000	65,975	1.13
	Bankia, SA1	29,520,000	57,237.98
	HSBC Holdings PLC	4,320,228	43,837.75
	AEON Financial Service Co., Ltd.	1,365,000	35,693.61
	Prudential PLC	1,522,434	34,940.60
	Other securities		291,428	5.00
			823,155	14.11

Industrials	Geberit AG	150,000	52,656.90
8.39%	Airbus Group NV	645,000	43,224.74
	Rolls-Royce Holdings PLC[1]	2,150,000	39,334.67
	KONE Oyj, Class B	880,000	36,728.63
	Other securities		317,551	5.45
			489,493	8.39

Consumer	Associated British Foods PLC	1,590,000	82,967	1.42
staples	Nestlé SA	820,000	63,525	1.09
6.69%	Colgate-Palmolive Co.	632,000	43,090.74
	Other securities		200,874	3.44
			390,456	6.69

Energy	Oil Search Ltd.	4,973,952	45,354.78
3.70%	Other securities		170,260	2.92
			215,614	3.70

Materials	First Quantum Minerals Ltd.	2,669,400	57,088.98
3.29%	Other securities		134,975	2.31
			192,063	3.29

Telecommunication	SoftBank Corp.	1,692,000	125,983	2.16
services	Other securities		31,665.54
2.70%			157,648	2.70

Utilities	Other securities		29,020.50
0.50%
Miscellaneous	Other common stocks in initial period of acquisition		106,986	1.83
1.83%
	Total common stocks (cost: $3,922,775,000)		5,517,439	94.59

American Funds Insurance Series

Global Growth Fund

Preferred securities 0.18%			Value (000)	Percent of net assets

Miscellaneous	Other preferred securities in initial period of acquisition		$10,335.18%
0.18%
	Total preferred securities (cost: $10,725,000)		10,335.18

Bonds, notes & other debt instruments 0.62%

U.S. Treasury	Other securities		36,322.62
0.62%
	Total bonds, notes & other debt instruments (cost: $36,282,000)		36,322.62

Short-term securities 4.54%		Principal amount (000)

	Federal Home Loan Bank 0.06%–0.075% due 8/1/2014–9/24/2014	$82,000	81,996	1.41
	Other securities		182,675	3.13

	Total short-term securities (cost: $264,662,000)		264,671	4.54

	Total investment securities (cost: $4,234,444,000)		5,828,767	99.93
	Other assets less liabilities		4,108.07

	Net assets		$5,832,875	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $131,978,000, which represented 2.26% of the net assets of the fund) were acquired in transactions exempt from registration under section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. “Other securities” also includes securities which were pledged as collateral. The total value of pledged collateral was $600,000, which represented .01% of the net assets of the fund.

American Funds Insurance Series

Global Growth Fund

Forward currency contracts

The fund has entered into forward currency contracts to sell currency as shown in the following table. The average notional amount of open forward currency contracts was $153,143,000 over the prior 12-month period.

			Contract amount		Unrealized depreciation at 6/30/2014 (000)
	Settlement date	Counterparty	Receive (000)	Deliver (000)
Sales:
Japanese yen	7/11/2014	Bank of America, N.A.	$16,722	¥1,700,000	$(60)
Japanese yen	7/31/2014	Bank of America, N.A.	$4,920	¥500,000	(17)
Japanese yen	8/14/2014	Citibank	$9,798	¥1,000,000	(77)
Japanese yen	8/14/2014	Bank of New York Mellon	$28,414	¥2,900,000	(222)
Japanese yen	9/4/2014	Bank of America, N.A.	$95,797	¥9,800,000	(988)
					$(1,364)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1Security did not produce income during the last 12 months.

Key to abbreviation and symbol
ADR = American Depositary Receipts
¥ = Japanese yen

See Notes to Financial Statements

American Funds Insurance Series

Global Small Capitalization Fund

Summary investment portfolio June 30, 2014	unaudited

Common stocks 92.28%		Shares	Value (000)	Percent of net assets

Consumer	Netflix, Inc.[1]	304,000	$133,942	3.03%
discretionary	Lions Gate Entertainment Corp.	3,001,000	85,769	1.94
20.81%	Melco Crown Entertainment Ltd. (ADR)	1,732,000	61,850	1.40
	Penske Automotive Group, Inc.	1,205,000	59,647	1.35
	Domino’s Pizza, Inc.	541,000	39,542.89
	Paddy Power PLC	523,300	34,395.78
	Group 1 Automotive, Inc.	371,600	31,330.71
	Hankook Tire Co., Ltd.	418,940	25,009.57
	Melco International Development Ltd.	8,216,000	24,859.56
	Other securities		423,502	9.58
			919,845	20.81

Health care	Synageva BioPharma Corp.[1]	1,346,100	141,071	3.19
16.55%	Illumina, Inc.[1]	399,700	71,362	1.61
	Endo International PLC (CAD denominated)[1]	597,224	41,423	1.26
	Endo International PLC[1]	201,600	14,116
	athenahealth, Inc.[1]	396,600	49,627	1.12
	Myriad Genetics, Inc.[1]	1,212,898	47,206	1.07
	BioMarin Pharmaceutical Inc.[1]	748,800	46,583	1.05
	Hikma Pharmaceuticals PLC	1,491,000	42,817.97
	bluebird bio, Inc.[1]	1,057,700	40,796.92
	Ultragenyx Pharmaceutical Inc.[1,2]	607,606	24,821.82
	Ultragenyx Pharmaceutical Inc.[1]	258,600	11,609
	Novadaq Technologies Inc.[1]	1,630,700	26,874.61
	Insulet Corp.[1]	577,400	22,905.52
	Other securities		150,505	3.41
			731,715	16.55

Information	AAC Technologies Holdings Inc.	11,687,100	76,075	1.72
technology	TriQuint Semiconductor, Inc.[1]	4,184,978	66,164	1.50
12.74%	Palo Alto Networks, Inc.[1]	631,200	52,926	1.20
	Topcon Corp.	1,398,700	32,308.73
	Semiconductor Manufacturing International Corp.[1]	358,447,500	30,987.70
	Hamamatsu Photonics KK	480,300	23,563.53
	Other securities		281,095	6.36
			563,118	12.74

Industrials	International Container Terminal Services, Inc.	34,610,000	88,012	1.99
12.62%	Intertek Group PLC	1,065,000	50,104	1.13
	Moog Inc., Class A1	547,100	39,878.90
	Polypore International, Inc.[1]	672,000	32,075.73
	JVM Co., Ltd.[1,3]	411,500	25,419.57
	Other securities		322,283	7.30
			557,771	12.62

American Funds Insurance Series

Global Small Capitalization Fund

Common stocks		Shares	Value (000)	Percent of net assets

Financials	SVB Financial Group[1]	257,600	$30,041.68%
6.96%	Ocwen Financial Corp.[1]	809,000	30,014.68
	K. Wah International Holdings Ltd.	38,204,793	26,668.60
	Old Republic International Corp.	1,450,000	23,983.54
	Other securities		197,178	4.46
			307,884	6.96

Energy	InterOil Corp.[1]	1,184,235	75,720	1.71
5.66%	Ophir Energy PLC[1]	7,981,562	30,092.68
	Amerisur Resources PLC[1]	27,117,360	29,702.67
	C&J Energy Services, Inc.[1]	707,000	23,882.54
	Other securities		90,834	2.06
			250,230	5.66

Materials	PolyOne Corp.	660,168	27,819.63
5.00%	OM Group, Inc.	735,000	23,836.54
	AptarGroup, Inc.	345,500	23,152.52
	Other securities		146,336	3.31
			221,143	5.00

Consumer staples	Puregold Price Club, Inc.	37,418,000	37,204.84
3.56%	Other securities		120,257	2.72
			157,461	3.56

Utilities	ENN Energy Holdings Ltd.	10,865,700	78,089	1.77
2.53%	Other securities		33,630.76
			111,719	2.53

Telecommunication	Other securities		37,891.86
services
0.86%
Miscellaneous	Other common stocks in initial period of acquisition		220,548	4.99
4.99%
	Total common stocks (cost: $2,861,305,000)		4,079,325	92.28

American Funds Insurance Series

Global Small Capitalization Fund

Rights & warrants 0.01%		Value (000)	Percent of net assets

Energy	Other securities	$321.01%
0.01%

Miscellaneous	Other rights & warrants in initial period of acquisition	226.00
0.00%
	Total rights & warrants (cost: $264,000)	547.01

Convertible securities 0.11%

Other	Other securities	4,934.11
0.11%
	Total convertible securities (cost: $4,974,000)	4,934.11

Bonds, notes & other debt instruments 0.23%

U.S. Treasury	Other securities	10,247.23
bonds & notes
0.23%	Total bonds, notes & other debt instruments (cost: $10,234,000)	10,247.23

American Funds Insurance Series

Global Small Capitalization Fund

Short-term securities 7.54%	Principal amount (000)	Value (000)	Percent of net assets

Federal Home Loan Bank 0.075%–0.083% due 8/20/2014–12/5/2014	$84,000	$83,989	1.90%
Freddie Mac 0.085%–0.14% due 7/16/2014–12/8/2014	47,900	47,892	1.08
Fannie Mae 0.075%–0.15% due 9/3/2014–10/27/2014	41,400	41,395.94
Bank of Nova Scotia 0.155% due 8/12/2014	34,400	34,396.78
Sumitomo Mitsui Banking Corp. 0.15% due 7/8/2014[4]	25,200	25,199.57
Army and Air Force Exchange Service 0.10% due 7/17/2014[4]	24,300	24,299.55
Other securities		76,196	1.72

Total short-term securities (cost: $333,342,000)		333,366	7.54

Total investment securities (cost: $3,210,119,000)		4,428,419	100.17
Other assets less liabilities		(7,505)	(.17)

Net assets		$4,420,914	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $3,307,000, a cost of $3,307,000, and which represented .07% of the net assets of the fund) was acquired on 6/10/2014 through a private placement transaction exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $25,329,000 over the prior 12-month period.

			Contract amount		Unrealized depreciation at 6/30/2014 (000)
	Settlement date	Counterparty	Receive (000)	Deliver (000)
Sales:
Australian dollars	7/17/2014	Barclays Bank PLC	$934	A$1,000	$(8)
Australian dollars	7/18/2014	UBS AG	$923	A$1,000	(19)
Euros	7/10/2014	HSBC Bank	$2,454	€1,800	(10)
Japanese yen	7/15/2014	Bank of New York Mellon	$5,860	¥600,000	(64)
					$(101)

American Funds Insurance Series

Global Small Capitalization Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended June 30, 2014, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/2014 (000)
JVM Co., Ltd.[1]	411,500	—	—	411,500	$—	$25,419
zooplus AG, non-registered shares[1]	357,716	—	—	357,716	—	21,635
Mauna Kea Technologies SA1	881,400	—	—	881,400	—	11,309
Time Technoplast Ltd.	11,888,000	—	—	11,888,000	—	9,171
Victoria Oil & Gas PLC[1]	278,662,420	—	—	278,662,420	—	6,247
Airesis SA1	3,294,151	—	—	3,294,151	—	6,129
Canadian Overseas Petroleum Ltd.[1]	16,670,000	—	—	16,670,000	—	4,218
Canadian Overseas Petroleum Ltd.
(GBP denominated)[1]	—	6,050,000	—	6,050,000	—	1,243
Hummingbird Resources PLC[1]	3,475,000	—	—	3,475,000	—	3,330
Indochine Mining Ltd.[1]	58,574,166	14,625,300	—	73,199,466	—	1,864
Sylvania Platinum Ltd. (CDI)[1]	15,000,000	—	—	15,000,000	—	1,669
Wildhorse Energy Ltd.[1]	16,227,016	—	—	16,227,016	—	153
Wildhorse Energy Ltd. (CDI)[1]	7,225,777	—	—	7,225,777	—	71
Ultragenyx Pharmaceutical Inc.[1,2,5]	—	607,606	—	607,606	—	—
Ultragenyx Pharmaceutical Inc.[1,5]	—	258,600	—	258,600	—	—
Ultragenyx Pharmaceutical Inc.,
Series B, convertible preferred[5]	1,904,544	—	1,904,544	—	134	—
					$134	$92,458

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $49,709,000, which represented 1.12% of the net assets of the fund.

3Represents an affiliated company as defined under the Investment Company Act of 1940.

4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $132,941,000, which represented 3.01% of the net assets of the fund.

5Unaffiliated issuer at 6/30/2014.

Key to abbreviations and symbols
ADR = American Depositary Receipts
CDI = CREST Depository Interest
A$= Australian dollars
CAD = Canadian dollars
€ = Euros
GBP = British pounds
¥ = Japanese yen

See Notes to Financial Statements

American Funds Insurance Series

Growth Fund

Summary investment portfolio June 30, 2014	unaudited

Common stocks 95.85%		Shares	Value (000)	Percent of net assets

Consumer	Amazon.com, Inc.[1]	2,766,800	$898,601	3.83%
discretionary	Home Depot, Inc.	7,060,000	571,578	2.43
18.41%	Comcast Corp., Class A	8,055,000	432,392	1.84
	Tiffany & Co.	2,435,000	244,109	1.04
	NIKE, Inc., Class B	2,600,000	201,630.86
	Johnson Controls, Inc.	3,249,100	162,228.69
	Twenty-First Century Fox, Inc., Class A	4,540,000	159,581.68
	Marriott International, Inc., Class A	2,395,123	153,527.65
	Other securities		1,499,419	6.39
			4,323,065	18.41

Information	Google Inc., Class A1	669,000	391,144	3.33
technology	Google Inc., Class C1	679,000	390,615
17.99%	ASML Holding NV (New York registered)	3,444,016	321,223	2.08
	ASML Holding NV	1,808,186	168,389
	Apple Inc.	4,515,000	419,579	1.79
	Microsoft Corp.	7,615,000	317,545	1.35
	Facebook, Inc., Class A1	3,282,685	220,892.94
	salesforce.com, inc.[1]	3,660,600	212,608.91
	LinkedIn Corp., Class A1	1,235,000	211,766.90
	Concur Technologies, Inc.[1]	1,700,000	158,678.68
	Other securities		1,411,772	6.01
			4,224,211	17.99

Financials	Wells Fargo & Co.	14,578,396	766,240	3.26
14.00%	American Express Co.	4,000,000	379,480	1.62
	Berkshire Hathaway Inc., Class A1	1,500	284,851	1.21
	Capital One Financial Corp.	2,580,000	213,108.91
	JPMorgan Chase & Co.	3,553,920	204,777.87
	Legal & General Group PLC	45,158,246	174,198.74
	Onex Corp.	2,523,500	156,133.67
	American International Group, Inc.	2,833,300	154,642.66
	Other securities		953,850	4.06
			3,287,279	14.00

Health care	Gilead Sciences, Inc.[1]	5,092,800	422,244	1.80
13.80%	Incyte Corp.[1]	6,281,800	354,545	1.51
	Vertex Pharmaceuticals Inc.[1]	3,348,700	317,055	1.35
	UnitedHealth Group Inc.	3,510,000	286,941	1.22
	Edwards Lifesciences Corp.[1]	3,040,400	260,988	1.11
	Regeneron Pharmaceuticals, Inc.[1]	793,538	224,151.96
	Hologic, Inc.[1]	7,913,000	200,594.85
	Express Scripts Holding Co.[1]	2,672,500	185,284.79
	Other securities		989,438	4.21
			3,241,240	13.80

American Funds Insurance Series

Growth Fund

Common stocks (continued)		Shares	Value (000)	Percent of net assets

Energy	Noble Energy, Inc.	4,010,000	$310,615	1.32%
11.54%	Concho Resources Inc.[1]	2,065,000	298,392	1.27
	Suncor Energy Inc.	6,377,090	271,925	1.16
	Weatherford International PLC[1]	9,889,100	227,449.97
	Pioneer Natural Resources Co.	935,000	214,872.92
	FMC Technologies, Inc.[1]	3,400,000	207,638.88
	Chesapeake Energy Corp.	6,350,000	197,358.84
	Other securities		981,356	4.18
			2,709,605	11.54

Industrials	Union Pacific Corp.	3,041,449	303,385	1.29
10.46%	Boeing Co.	2,250,000	286,268	1.22
	Oshkosh Corp.[2]	4,947,000	274,707	1.17
	American Airlines Group Inc.[1]	5,525,000	237,354	1.01
	Rockwell Collins, Inc.	2,506,900	195,889.83
	Airbus Group NV	2,750,000	184,287.78
	Other securities		975,958	4.16
			2,457,848	10.46

Consumer staples	Costco Wholesale Corp.	2,450,000	282,142	1.20
5.79%	Philip Morris International Inc.	2,280,000	192,227.82
	Coca-Cola Co.	3,670,000	155,461.66
	Other securities		730,321	3.11
			1,360,151	5.79

Materials	James Hardie Industries PLC (CDI)	11,969,998	156,214.67
2.73%	Other securities		484,714	2.06
			640,928	2.73

Other	Other securities		108,390.46
0.46%

Miscellaneous	Other common stocks in initial period of acquisition		156,913.67
0.67%
	Total common stocks (cost: $13,699,822,000)		22,509,630	95.85

Preferred securities 0.01%

Miscellaneous	Other preferred securities in initial period of acquisition		2,349.01
0.01%
	Total preferred securities (cost: $2,437,000)		2,349.01

Rights & warrants 0.05%

Energy	Other securities		11,366.05
0.05%
	Total rights & warrants (cost: $17,736,000)		11,366.05

American Funds Insurance Series

Growth Fund

Short-term securities 4.49%	Principal amount (000)	Value (000)	Percent of net assets

Federal Home Loan Bank 0.055%–0.15% due 7/11/2014–10/17/2014	$359,450	$359,430	1.53%
Google Inc. 0.11% due 8/7/2014[3]	5,100	5,100.02
Other securities		688,773	2.94

Total short-term securities (cost: $1,053,255,000)		1,053,303	4.49

Total investment securities (cost: $14,773,250,000)		23,576,648	100.40
Other assets less liabilities		(93,507)	(.40)

Net assets		$23,483,141	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended June 30, 2014, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/2014 (000)
Oshkosh Corp.	4,947,000	—	—	4,947,000	$1,484	$274,707
KGen Power Corp.[1,4,5]	3,166,128	—	—	3,166,128	—	791
					$1,484	$275,498

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1Security did not produce income during the last 12 months.

2Represents an affiliated company as defined under the Investment Company Act of 1940.

3Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $499,377,000, which represented 2.13% of the net assets of the fund.

4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $72,080,000, which represented .31% of the net assets of the fund.

5Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 12/19/2006 at no cost) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in “Other securities,” was $59,997,000, which represented .25% of the net assets of the fund. These securities were acquired from 12/19/2006 to 6/21/2011 at an aggregate cost of $95,448,000.

Key to abbreviation
CDI = CREST Depository Interest

See Notes to Financial Statements

American Funds Insurance Series

International Fund

Summary investment portfolio June 30, 2014	unaudited

Common stocks 94.95%		Shares	Value (000)	Percent of net assets

Financials	Axis Bank Ltd.	6,327,134	$201,859	2.45%
19.78%	AIA Group Ltd.	37,368,700	187,798	2.28
	Barclays PLC	35,381,875	128,856	1.56
	Prudential PLC	4,688,265	107,595	1.30
	UniCredit SpA	10,034,505	84,022	1.02
	Credit Suisse Group AG	2,879,624	82,349	1.00
	BNP Paribas SA	1,086,701	73,724.89
	Commerzbank AG, non-registered shares[1]	4,267,872	67,089.81
	Sberbank of Russia (ADR)	6,554,000	66,392.80
	Sun Hung Kai Properties Ltd.	4,073,339	55,867.68
	Housing Development Finance Corp. Ltd.[1]	3,333,000	55,003.67
	Other securities		521,739	6.32
			1,632,293	19.78

Consumer	Sands China Ltd.	16,642,000	125,721	1.52
discretionary	Volkswagen AG, nonvoting preferred	412,900	108,441	1.31
15.23%	Li & Fung Ltd.	50,242,000	74,419.90
	Melco Crown Entertainment Ltd. (ADR)	1,985,000	70,884.86
	Altice SA1	1,014,127	70,654.86
	Tata Motors Ltd.	9,493,000	68,074.83
	Galaxy Entertainment Group Ltd.	8,363,000	66,901.81
	Daimler AG	592,000	55,447.67
	adidas AG	493,000	49,935.61
	Other securities		565,705	6.86
			1,256,181	15.23

Health care	Novartis AG	3,857,900	349,334	4.23
13.05%	Bayer AG	1,704,055	240,686	2.92
	Novo Nordisk A/S, Class B	4,008,630	184,498	2.24
	Fresenius SE & Co. KGaA	460,602	68,684.83
	Merck KGaA	620,000	53,816.65
	Other securities		179,564	2.18
			1,076,582	13.05

Information	Samsung Electronics Co. Ltd.	203,710	266,164	3.23
technology	Baidu, Inc., Class A (ADR)[1]	782,000	146,086	1.77
12.51%	Murata Manufacturing Co., Ltd.	1,456,900	136,349	1.65
	Gemalto NV	709,453	73,539.89
	Tencent Holdings Ltd.	4,262,500	65,007.79
	ASML Holding NV	617,834	57,536.69
	Other securities		287,692	3.49
			1,032,373	12.51

American Funds Insurance Series

International Fund

Common stocks		Shares	Value (000)	Percent of net assets

Industrials	SMC Corp.	440,100	$117,774	1.43%
12.35%	Ryanair Holdings PLC (ADR)[1]	1,781,700	99,419	1.20
	Jardine Matheson Holdings Ltd.	1,217,600	72,216.88
	Legrand SA	1,180,000	72,201.88
	Schneider Electric SE	647,950	60,998.74
	VINCI SA	755,241	56,465.68
	Bureau Veritas SA	1,941,096	53,876.65
	Other securities		485,687	5.89
			1,018,636	12.35

Consumer staples	Nestlé SA	1,836,700	142,288	1.72
5.96%	Pernod Ricard SA	840,200	100,898	1.22
	Associated British Foods PLC	1,443,588	75,327.92
	Other securities		172,981	2.10
			491,494	5.96

Materials	Rio Tinto PLC	1,062,000	56,497.68
4.26%	Syngenta AG	147,400	54,901.67
	Other securities		240,186	2.91
			351,584	4.26

Telecommunication	SoftBank Corp.	1,676,700	124,844	1.51
services	MTN Group Ltd.	4,019,400	84,655	1.03
3.60%	Other securities		87,234	1.06
			296,733	3.60

Utilities	Power Grid Corp. of India Ltd.	70,440,440	163,028	1.98
3.17%	Other securities		98,100	1.19
			261,128	3.17

Energy	Royal Dutch Shell PLC, Class B	1,730,000	75,276	1.12
3.08%	Royal Dutch Shell PLC, Class A	401,000	16,598
	BG Group PLC	2,807,000	59,328.72
	Other securities		102,399	1.24
			253,601	3.08

Miscellaneous	Other common stocks in initial period of acquisition		163,438	1.96
1.96%
	Total common stocks (cost: $5,596,050,000)		7,834,043	94.95

American Funds Insurance Series

International Fund

Rights & warrants 0.00%			Value (000)	Percent of net assets

Miscellaneous	Other rights & warrants in initial period of acquisition		$443.00%
0.00%
	Total rights & warrants (cost: $0)		443.00

Bonds, notes & other debt instruments 0.51%

U.S. Treasury	Other securities		42,371.51
bonds & notes
0.51%	Total bonds, notes & other debt instruments (cost: $42,334,000)		42,371.51

Short-term securities 4.40%		Principal amount (000)

	Federal Home Loan Bank 0.08%–0.12% due 8/8/2014–9/19/2014	$131,100	131,092	1.59
	Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.12% due 7/7/2014	68,300	68,299	1.01
	Gotham Funding Corp. 0.17% due 7/21/2014[2]	15,000	14,999
	Other securities		148,684	1.80

	Total short-term securities (cost: $363,057,000)		363,074	4.40
	Total investment securities (cost: $6,001,441,000)		8,239,931	99.86
	Other assets less liabilities		11,753.14

	Net assets		$8,251,684	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $9,329,000, which represented .11% of the net assets of the fund. Some of these securities (with an aggregate value of $0, an aggregate cost of $138,000, and which represented less than .01% of the net assets of the fund) were acquired from 2/11/1998 to 8/31/1998 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes a portion of a security which was pledged as collateral. The total value of pledged collateral was $815,000, which represented .01% of the net assets of the fund.

American Funds Insurance Series

International Fund

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $282,649,000 over the prior 12-month period.

			Contract amount		Unrealized depreciation at 6/30/2014 (000)
	Settlement date	Counterparty	Receive (000)	Deliver (000)
Sales:
Australian dollars	7/18/2014	UBS AG	$6,458	A$7,000	$(133)
Euros	7/23/2014	Bank of America, N.A.	$24,398	€18,000	(251)
Japanese yen	7/15/2014	Barclays Bank PLC	$109,005	¥11,155,000	(1,122)
Japanese yen	7/22/2014	Barclays Bank PLC	$31,831	¥3,250,000	(256)
Swiss francs	7/14/2014	Citibank	$13,978	CHF12,500	(119)
					$(1,881)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1Security did not produce income during the last 12 months.

2 Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $138,029,000, which represented 1.67% of the net assets of the fund.

Key to abbreviations and symbols
ADR = American Depositary Receipts
A$= Australian dollars
CHF = Swiss francs
€ = Euros
¥ = Japanese yen

See Notes to Financial Statements

American Funds Insurance Series

New World Fund

Summary investment portfolio June 30, 2014	unaudited

Common stocks 85.94%		Shares	Value (000)	Percent of net assets

Information	Baidu, Inc., Class A (ADR)[1]	437,700	$81,767	2.88%
technology	Alcatel-Lucent[1]	16,426,961	58,663	2.07
16.42%	Mail.Ru Group Ltd. (GDR)[1]	817,853	28,829	1.55
	Mail.Ru Group Ltd. (GDR)[1,2]	432,264	15,237
	Google Inc., Class A1	37,400	21,867	1.53
	Google Inc., Class C1	37,400	21,515
	Taiwan Semiconductor Manufacturing Co. Ltd.	5,322,000	22,548	1.20
	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	540,000	11,551
	AAC Technologies Holdings Inc.	4,540,500	29,556	1.04
	Infosys Ltd.	496,000	26,848.95
	Murata Manufacturing Co., Ltd.	234,000	21,900.77
	Cognizant Technology Solutions Corp., Class A1	435,000	21,276.75
	Other securities		104,478	3.68
			466,035	16.42

Consumer	Ctrip.com International, Ltd. (ADR)[1]	718,500	46,013	1.62
discretionary	Naspers Ltd., Class N	375,919	44,255	1.56
12.53%	Arcos Dorados Holdings Inc., Class A	2,561,352	28,687	1.01
	Domino’s Pizza, Inc.	338,000	24,704.87
	Melco International Development Ltd.	8,155,000	24,674.87
	Toyota Motor Corp.	398,900	23,956.84
	Maruti Suzuki India Ltd.	496,000	20,117.71
	Other securities		143,152	5.05
			355,558	12.53

Financials	AEON Financial Service Co., Ltd.	1,740,000	45,499	1.60
12.51%	ICICI Bank Ltd.	940,766	22,182	1.12
	ICICI Bank Ltd. (ADR)[1]	190,703	9,516
	Fibra Uno Administración, SA de CV	8,637,503	30,140	1.06
	Grupo Financiero Santander México, SAB de CV, Class B (ADR)	2,230,000	29,614	1.04
	Eurobank Ergasias SA1	58,050,000	29,331	1.03
	Citigroup Inc.	560,000	26,376.93
	Housing Development Finance Corp. Ltd.[1]	1,353,000	22,328.79
	Other securities		140,110	4.94
			355,096	12.51

Consumer	Lenta Ltd. (GDR)[1,2]	2,720,000	35,088	1.28
staples	Lenta Ltd. (GDR)[1]	95,800	1,236
10.46%	LT Group, Inc.	104,395,900	35,301	1.24
	OJSC Magnit (GDR)	583,600	34,432	1.22
	OJSC Magnit (GDR)[2]	4,500	266
	Nestlé SA	293,696	22,753.80
	Shoprite Holdings Ltd.	1,474,238	21,348.75
	Pernod Ricard SA	168,900	20,283.72
	Other securities		126,285	4.45
			296,992	10.46

American Funds Insurance Series

New World Fund

Common stocks		Shares	Value (000)	Percent of net assets

Energy	Pacific Rubiales Energy Corp.	2,325,100	$47,241	1.66%
8.69%	Royal Dutch Shell PLC, Class B	600,000	26,107	1.21
	Royal Dutch Shell PLC, Class B (ADR)	95,000	8,266
	InterOil Corp.[1]	503,400	32,187	1.14
	Galp Energia, SGPS, SA, Class B	1,514,602	27,749.98
	Oil Search Ltd.	2,709,988	24,711.87
	Africa Oil Corp.[1]	3,213,299	21,983.84
	Africa Oil Corp. (SEK denominated)[1]	264,819	1,843
	Other securities		56,451	1.99
			246,538	8.69

Health care	Novo Nordisk A/S, Class B	1,035,600	47,664	1.68
6.92%	Novartis AG	260,500	23,588	1.26
	Novartis AG (ADR)	134,000	12,131
	Krka, dd, Novo mesto	353,049	33,840	1.19
	Other securities		79,125	2.79
			196,348	6.92

Industrials	Cummins Inc.	192,500	29,701	1.05
4.18%	Airbus Group NV	431,929	28,945	1.02
	Other securities		59,870	2.11
			118,516	4.18

Telecommunication	Reliance Communications Ltd.	24,057,631	58,519	2.06
services	Other securities		51,945	1.83
3.89%			110,464	3.89

Materials	First Quantum Minerals Ltd.	1,424,500	30,464	1.07
3.85%	Tianhe Chemicals Group Ltd.[1]	93,706,000	25,148.89
	Other securities		53,645	1.89
			109,257	3.85

Utilities	Other securities		45,990	1.62
1.62%
Miscellaneous	Other common stocks in initial period of acquisition		138,191	4.87
4.87%
	Total common stocks (cost: $1,931,359,000)		2,438,985	85.94

Preferred securities 0.04%
Consumer	Other securities		1,004.04
discretionary
0.04%	Total preferred securities (cost: $570,000)		1,004.04

American Funds Insurance Series

New World Fund

Bonds, notes & other debt instruments 6.88%			Value (000)	Percent of net assets

Bonds & notes of	Other securities		$151,225	5.33%
governments
outside the U.S.
5.33%
Corporate	Other securities		26,264.93
bonds & notes
0.93%
U.S. Treasury	Other securities		17,620.62
bonds & notes
0.62%	Total bonds, notes & other debt instruments (cost: $184,328,000)		195,109	6.88

Short-term securities 7.05%		Principal amount (000)
	Federal Home Loan Bank 0.055%–0.083% due 8/1/2014–12/5/2014	$47,900	47,894	1.69
	Mitsubishi UFJ Trust and Banking Corp. 0.17% due 7/22/2014[2]	16,700	16,699
	Gotham Funding Corp. 0.17% due 7/17/2014[2]	10,000	9,999.94
	Nordea Bank AB 0.14% due 7/2/2014[2]	24,100	24,100.85
	Svenska Handelsbanken Inc. 0.155% due 8/5/2014[2]	21,400	21,397.75
	Other securities		80,096	2.82

	Total short-term securities (cost: $200,180,000)		200,185	7.05

	Total investment securities (cost: $2,316,437,000)		2,835,283	99.91
	Other assets less liabilities		2,569.09

	Net assets		$2,837,852	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $1,135,000, which represented .04% of the net assets of the fund.

American Funds Insurance Series

New World Fund

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $35,257,000 over the prior 12-month period.

			Contract amount		Unrealized depreciation at 6/30/2014 (000)
	Settlement date	Counterparty	Receive (000)	Deliver (000)
Sales:
Japanese yen	7/14/2014	HSBC Bank	$19,085	¥1,941,948	$(87)
Japanese yen	7/24/2014	UBS AG	$1,464	¥149,300	(11)
Philippine pesos	7/10/2014	Barclays Bank PLC	$447	PHP19,675	(3)
Philippine pesos	7/17/2014	JPMorgan Chase	$1,096	PHP47,900	(1)
Philippine pesos	7/18/2014	Barclays Bank PLC	$3,035	PHP133,100	(13)
					$(115)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1Security did not produce income during the last 12 months.

2Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $212,463,000, which represented 7.49% of the net assets of the fund.

Key to abbreviations and symbol
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
¥ = Japanese yen
PHP = Philippine pesos
SEK = Swedish kronor

See Notes to Financial Statements

American Funds Insurance Series

Blue Chip Income and Growth Fund

Summary investment portfolio June 30, 2014	unaudited

Common stocks 94.44%		Shares	Value (000)	Percent of net assets

Health care	Gilead Sciences, Inc.[1]	4,063,700	$336,921	4.93%
15.59%	Amgen Inc.	2,694,600	318,960	4.66
	AbbVie Inc.	1,484,800	83,802	1.22
	Novartis AG (ADR)	708,500	64,141.94
	Teva Pharmaceutical Industries Ltd. (ADR)	1,202,000	63,009.92
	Bristol-Myers Squibb Co.	1,125,000	54,574.80
	Medtronic, Inc.	842,600	53,724.79
	Other securities		91,114	1.33
			1,066,245	15.59

Industrials	General Dynamics Corp.	1,130,000	131,702	1.93
14.33%	CSX Corp.	3,372,000	103,891	1.52
	United Parcel Service, Inc., Class B	850,000	87,261	1.28
	Union Pacific Corp.	750,000	74,813	1.09
	General Electric Co.	2,400,000	63,072.92
	Norfolk Southern Corp.	592,800	61,076.89
	United Technologies Corp.	500,000	57,725.85
	Illinois Tool Works Inc.	650,000	56,914.83
	Rockwell Automation	450,000	56,322.82
	Textron Inc.	1,365,000	52,266.76
	Other securities		234,888	3.44
			979,930	14.33

Consumer staples	Philip Morris International Inc.	2,497,400	210,556	3.08
14.08%	Altria Group, Inc.	4,654,000	195,189	2.85
	Lorillard, Inc.	1,448,000	88,284	1.29
	Unilever NV (New York registered)	1,625,000	71,110	1.04
	Kraft Foods Group, Inc.	1,076,666	64,546.94
	Mondelez International, Inc.	1,580,000	59,424.87
	Kimberly-Clark Corp.	500,000	55,610.81
	SABMiller PLC (ADR)	940,000	55,028.81
	Coca-Cola Co.	1,250,000	52,950.78
	Other securities		110,246	1.61
			962,943	14.08

Information	Apple Inc.	2,742,677	254,877	3.73
technology	Oracle Corp.	4,270,000	173,063	2.53
13.69%	Western Union Co.	8,225,000	142,621	2.08
	Texas Instruments Inc.	2,630,000	125,688	1.84
	Google Inc., Class A1	66,760	39,033	1.06
	Google Inc., Class C1	57,760	33,228
	International Business Machines Corp.	330,000	59,819.87
	Microsoft Corp.	1,400,000	58,380.85
	Other securities		49,708.73
			936,417	13.69

American Funds Insurance Series

Blue Chip Income and Growth Fund

Common stocks		Shares	Value (000)	Percent of net assets

Telecommunication	Verizon Communications Inc.	7,331,339	$358,723	5.25%
services	CenturyLink, Inc.	5,107,000	184,873	2.70
8.98%	AT&T Inc.	2,000,000	70,720	1.03
			614,316	8.98

Utilities	Exelon Corp.	4,180,854	152,518	2.23
6.54%	FirstEnergy Corp.	3,465,200	120,312	1.76
	PG&E Corp.	2,413,000	115,872	1.69
	Other securities		58,561.86
			447,263	6.54

Consumer	Johnson Controls, Inc.	3,441,000	171,809	2.51
discretionary	General Motors Co.	2,000,000	72,600	1.06
6.15%	Other securities		175,841	2.58
			420,250	6.15

Energy	Baker Hughes Inc.	1,310,682	97,580	1.43
4.93%	Royal Dutch Shell PLC, Class B (ADR)	750,000	65,258.95
	Exxon Mobil Corp.	546,300	55,001.80
	Other securities		119,373	1.75
			337,212	4.93

Financials	JPMorgan Chase & Co.	1,190,000	68,568	1.00
2.79%	American International Group, Inc.	998,000	54,471.80
	Other securities		67,683.99
			190,722	2.79

Materials	Praxair, Inc.	688,000	91,394	1.34
2.56%	Other securities		83,758	1.22
			175,152	2.56

Miscellaneous	Other common stocks in initial period of acquisition		328,256	4.80
4.80%
	Total common stocks (cost: $4,650,418,000)		6,458,706	94.44

American Funds Insurance Series

Blue Chip Income and Growth Fund

Short-term securities 5.53%	Principal amount (000)	Value (000)	Percent of net assets
Federal Home Loan Bank 0.057%–0.10% due 7/16/2014–10/24/2014	$214,900	$214,872	3.14%
Other securities		163,069	2.39
Total short-term securities (cost: $377,920,000)		377,941	5.53

Total investment securities (cost: $5,028,338,000)		6,836,647	99.97
Other assets less liabilities		2,023.03

Net assets		$6,838,670	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $98,574,000, which represented 1.44% of the net assets of the fund) were acquired in transactions exempt from registration under section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1Security did not produce income during the last 12 months.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Global Growth and Income Fund

Summary investment portfolio June 30, 2014	unaudited

Common stocks 96.68%		Shares	Value (000)	Percent of net assets

Financials	AXA SA	1,949,360	$46,592	2.33%
20.83%	Banco Santander, SA1	2,951,395	30,835	1.54
	CME Group Inc., Class A	432,500	30,686	1.53
	Wells Fargo & Co.	445,000	23,389	1.17
	JPMorgan Chase & Co.	380,000	21,896	1.09
	McGraw Hill Financial, Inc.	255,500	21,214	1.06
	Shinsei Bank, Ltd.	8,060,000	18,140.91
	Bankia, SA1	8,354,000	16,198.81
	Oaktree Capital Group, LLC	285,000	14,247.71
	Other securities		194,056	9.68
			417,253	20.83

Industrials	United Continental Holdings, Inc.[1]	900,000	36,963	1.85
14.05%	Lockheed Martin Corp.	200,000	32,146	1.60
	Meggitt PLC	3,199,820	27,709	1.38
	Abertis Infraestructuras, SA, Class A	940,550	21,643	1.08
	Geberit AG	60,000	21,062	1.05
	Airbus Group NV	284,000	19,032.95
	Masco Corp.	825,000	18,315.92
	Other securities		104,543	5.22
			281,413	14.05

Consumer	D.R. Horton, Inc.	1,000,000	24,580	1.23
discretionary	HUGO BOSS AG	150,000	22,419	1.12
12.26%	Amazon.com, Inc.[1]	67,800	22,020	1.10
	Honda Motor Co., Ltd.	553,000	19,308.96
	Carnival Corp., units	475,000	17,884.89
	Home Depot, Inc.	215,000	17,406.87
	Comcast Corp., Class A	304,000	16,319.81
	Toll Brothers, Inc.[1]	400,000	14,760.74
	Other securities		90,851	4.54
			245,547	12.26

Information	Taiwan Semiconductor Manufacturing Co. Ltd.	13,710,800	58,089	2.90
technology	Microsoft Corp.	835,000	34,820	1.74
11.82%	Cisco Systems, Inc.	1,140,000	28,329	1.41
	Google Inc., Class A1	23,850	13,944	1.38
	Google Inc., Class C1	23,850	13,721
	STMicroelectronics NV	2,000,000	17,943.89
	ASM Pacific Technology Ltd.	1,477,000	16,141.81
	Other securities		53,837	2.69
			236,824	11.82

Health care	Merck & Co., Inc.	1,489,944	86,193	4.30
10.33%	Novartis AG	349,000	31,602	1.58
	Vertex Pharmaceuticals Inc.[1]	238,877	22,617	1.13
	Other securities		66,492	3.32
			206,904	10.33

American Funds Insurance Series

Global Growth and Income Fund

Common stocks (continued)		Shares	Value (000)	Percent of net assets

Telecommunication	Orange	1,840,000	$29,037	1.45%
services	MTN Group Ltd.	1,100,000	23,168	1.16
6.90%	TalkTalk Telecom Group PLC	3,920,000	21,837	1.09
	AT&T Inc.	525,000	18,564.93
	Verizon Communications Inc. (CDI)	332,433	16,289.81
	Globe Telecom, Inc.	399,695	14,651.73
	Other securities		14,589.73
			138,135	6.90

Consumer staples	Imperial Tobacco Group PLC	450,000	20,254	1.01
6.28%	British American Tobacco PLC	338,500	20,148	1.01
	Other securities		85,382	4.26
			125,784	6.28

Materials	Potash Corp. of Saskatchewan Inc.	813,700	30,888	1.54
5.27%	OJSC ALROSA[1]	13,225,000	16,271.81
	Dow Chemical Co.	275,000	14,152.71
	Other securities		44,303	2.21
			105,614	5.27

Utilities	EDP – Energias de Portugal, SA	4,220,000	21,172	1.05
5.07%	National Grid PLC	1,292,590	18,582.93
	Exelon Corp.	500,000	18,240.91
	NRG Yield, Inc., Class A	337,800	17,582.88
	ENN Energy Holdings Ltd.	2,194,000	15,768.79
	Other securities		10,257.51
			101,601	5.07

Energy	Other securities		69,425	3.47
3.47%
Miscellaneous	Other common stocks in initial period of acquisition		8,010.40
0.40%
	Total common stocks (cost: $1,525,823,000)		1,936,510	96.68

American Funds Insurance Series

Global Growth and Income Fund

Preferred securities 0.02%			Value (000)	Percent of net assets

Consumer	Other securities		$424.02%
discretionary
0.02%	Total preferred securities (cost: $256,000)		424.02

Rights & warrants 0.00%

Financials	Other securities		67.00
0.00%
	Total rights & warrants (cost: $0)		67.00

Convertible securities 0.07%

Consumer	Other securities		1,381.07
discretionary
0.07%	Total convertible securities (cost: $907,000)		1,381.07

Bonds, notes & other debt instruments 0.78%

Other	Other securities		15,608.78
0.78%
	Total bonds, notes & other debt instruments (cost: $16,936,000)		15,608.78

Short-term securities 2.54%		Principal amount (000)

	GlaxoSmithKline Finance PLC 0.09% due 7/31/2014[2]	$16,200	16,199.81
	Other securities		34,591	1.73

	Total short-term securities (cost: $50,791,000)		50,790	2.54

	Total investment securities (cost: $1,594,713,000)		2,004,780	100.09
	Other assets less liabilities		(1,721)	(.09)

	Net assets		$2,003,059	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series

Global Growth and Income Fund

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $15,182,000 over the prior nine-month period.

			Contract amount		Unrealized depreciation at 6/30/2014 (000)
	Settlement date	Counterparty	Receive (000)	Deliver (000)
Sales:
Australian dollars	7/30/2014	Citibank	$3,604	A$3,840	$(8)
Japanese yen	7/10/2014	JPMorgan Chase	$11,305	¥1,150,000	(64)
Japanese yen	7/31/2014	Bank of America, N.A.	$2,067	¥210,000	(7)
					$(79)

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is included in “Other securities” under the respective industry sector in the summary investment portfolio. Further details on such holdings and related transactions during the six months ended June 30, 2014, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 6/30/2014 (000)
Rickmers Maritime	54,840,000	—	—	54,840,000	$658	$12,974

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $33,905,000, which represented 1.69% of the net assets of the fund.

Key to abbreviation and symbols
CDI = CREST Depository Interest
A$= Australian dollars
¥ = Japanese yen

See Notes to Financial Statements

American Funds Insurance Series

Growth-Income Fund

Summary investment portfolio June 30, 2014	unaudited

Common stocks 93.70%		Shares	Value (000)	Percent of net assets

Health care	Gilead Sciences, Inc.[1]	11,821,150	$980,091	3.86%
17.21%	Amgen Inc.	5,356,100	634,002	2.50
	Alexion Pharmaceuticals, Inc.[1]	1,590,000	248,437.98
	Biogen Idec Inc.[1]	761,000	239,951.94
	Merck & Co., Inc.	3,626,080	209,769.83
	Illumina, Inc. [1]	1,047,000	186,931.74
	Stryker Corp.	2,126,311	179,290.71
	Humana Inc.	1,193,600	152,447.60
	UnitedHealth Group Inc.	1,766,396	144,403.57
	Other securities		1,392,239	5.48
			4,367,560	17.21

Information	Google Inc., Class A1	582,700	340,687	2.66
technology	Google Inc., Class C1	582,700	335,216
15.91%	Texas Instruments Inc.	13,288,559	635,060	2.50
	Oracle Corp.	13,405,650	543,331	2.14
	Microsoft Corp.	9,090,000	379,053	1.49
	Apple Inc.	2,695,700	250,511.99
	Yahoo! Inc.[1]	5,538,000	194,550.77
	Accenture PLC, Class A	2,025,000	163,701.64
	Intuit Inc.	1,989,400	160,206.63
	Other securities		1,037,160	4.09
			4,039,475	15.91

Consumer	Amazon.com, Inc.[1]	2,008,800	652,418	2.57
discretionary	Home Depot, Inc.	3,950,000	319,792	1.26
13.20%	Comcast Corp., Class A	4,203,000	225,617	1.10
	Comcast Corp., Class A, special nonvoting shares	1,000,000	53,330
	Time Warner Inc.	3,724,999	261,681	1.03
	General Motors Co.	6,949,708	252,275.99
	Other securities		1,586,244	6.25
			3,351,357	13.20

Industrials	General Dynamics Corp.	2,907,000	338,811	1.33
10.00%	CSX Corp.	9,576,000	295,037	1.16
	Precision Castparts Corp.	889,400	224,485.88
	Nielsen NV	4,441,839	215,029.85
	Other securities		1,467,713	5.78
			2,541,075	10.00

American Funds Insurance Series

Growth-Income Fund

Common stocks (continued)		Shares	Value (000)	Percent of net assets

Energy	EOG Resources, Inc.	3,356,000	$392,182	1.54%
9.75%	Schlumberger Ltd.	2,755,000	324,952	1.28
	Royal Dutch Shell PLC, Class A (ADR)	2,940,000	242,168.96
	ConocoPhillips	2,823,360	242,047.95
	Chevron Corp.	1,531,200	199,898.79
	FMC Technologies, Inc.[1]	3,009,300	183,778.73
	Baker Hughes Inc.	2,397,600	178,501.70
	Plains GP Holdings, LP, Class A	5,500,000	175,945.69
	Other securities		535,979	2.11
			2,475,450	9.75

Financials	Crown Castle International Corp.	2,143,600	159,184.63
7.24%	State Street Corp.	2,280,000	153,353.60
	Marsh & McLennan Companies, Inc.	2,789,100	144,531.57
	Other securities		1,381,223	5.44
			1,838,291	7.24

Materials	Celanese Corp., Series A	5,930,400	381,206	1.50
7.04%	Dow Chemical Co.	6,573,500	338,272	1.33
	Other securities		1,067,483	4.21
			1,786,961	7.04

Consumer staples	Philip Morris International Inc.	6,294,500	530,689	2.09
6.62%	Coca-Cola Co.	5,335,400	226,008.89
	Altria Group, Inc.	4,315,000	180,971.71
	Walgreen Co.	1,951,800	144,687.57
	Other securities		597,473	2.36
			1,679,828	6.62

Telecommunication	Verizon Communications Inc.	6,368,501	311,611	1.23
services	T-Mobile US, Inc.[1]	4,352,400	146,328.58
2.15%	Other securities		87,921.34
			545,860	2.15

Utilities	Sempra Energy	1,455,000	152,353.60
0.93%	Other securities		82,578.33
			234,931.93

Miscellaneous	Other common stocks in initial period of acquisition		925,439	3.65
3.65%
	Total common stocks (cost: $14,610,284,000)		23,786,227	93.70

American Funds Insurance Series

Growth-Income Fund

Rights & warrants 0.01%		Shares	Value (000)	Percent of net assets

Consumer	General Motors Co., Series A, warrants, expire 2016[1]	83,378	$2,219.01%
discretionary	General Motors Co., Series B, warrants, expire 2019[1]	83,378	1,547
0.01%			3,766.01
	Total rights & warrants (cost: $3,908,000)		3,766.01

Convertible securities 0.31%

Other	Other securities		78,472.31
0.31%
	Total convertible securities (cost: $53,778,000)		78,472.31

Bonds, notes & other debt instruments 0.27%

Other	Other securities		67,897.27
0.27%
	Total bonds, notes & other debt instruments (cost: $61,623,000)		67,897.27

Short-term securities 5.99%		Principal amount (000)
	Freddie Mac 0.08%–0.17% due 7/7/2014–1/16/2015	$409,900	409,812	1.61
	Federal Home Loan Bank 0.04%–0.14% due 7/2/2014–12/23/2014	224,200	224,170.88
	Fannie Mae 0.05%–0.14% due 7/2/2014–12/3/2014	158,600	158,592.63
	Other securities		728,417	2.87

	Total short-term securities (cost: $1,520,830,000)		1,520,991	5.99

	Total investment securities (cost: $16,250,423,000)		25,457,353	100.28
	Other assets less liabilities		(71,003)	(.28)

	Net assets		$25,386,350	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $518,931,000, which represented 2.04% of the net assets of the fund) were acquired in transactions exempt from registration under section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. One of these securities (with a value of $10,242,000, a cost of $6,000,000, and which represented .04% of the net assets of the fund) was acquired on 6/28/2012 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1Security did not produce income during the last 12 months.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

International Growth and Income Fund

Summary investment portfolio June 30, 2014	unaudited

Common stocks 90.34%		Shares	Value (000)	Percent of net assets

Financials	Prudential PLC	1,049,574	$24,088	2.28%
23.24%	Aviva PLC	2,718,500	23,751	2.25
	BNP Paribas SA	233,700	15,855	1.50
	Wharf (Holdings) Ltd.	2,071,000	14,910	1.41
	Banco Bilbao Vizcaya Argentaria, SA	630,281	8,034	1.15
	Banco Bilbao Vizcaya Argentaria, SA (ADR)	318,292	4,065
	Siam Commercial Bank PCL	2,125,000	11,033	1.05
	Cheung Kong (Holdings) Ltd.	610,000	10,822	1.02
	Barclays PLC	2,802,500	10,206.97
	bank muscat (SAOG)	5,262,000	9,294.88
	Banco Santander, SA1	805,800	8,419.80
	Japan Real Estate Investment Corp.	1,432	8,340.79
	Mitsubishi UFJ Financial Group, Inc.	1,205,000	7,387.70
	Other securities		89,128	8.44
			245,332	23.24

Consumer	H & M Hennes & Mauritz AB, Class B	460,700	20,134	1.91
discretionary	Volkswagen AG, nonvoting preferred	46,480	12,207	1.16
14.07%	Hyundai Motor Co.	42,760	9,699.92
	Crown Resorts Ltd.	564,000	8,041.76
	ProSiebenSat.1 Media AG	175,000	7,796.74
	Daily Mail and General Trust PLC, Class A, nonvoting	543,600	7,740.73
	Genting Singapore PLC	7,083,000	7,555.72
	Other securities		75,295	7.13
			148,467	14.07

Utilities	EDP – Energias de Portugal, SA	6,981,610	35,028	3.32
10.61%	Fortum Oyj	889,572	23,887	2.26
	National Grid PLC	1,567,696	22,537	2.14
	PT Perusahaan Gas Negara (Persero) Tbk	19,495,500	9,168.87
	Power Assets Holdings Ltd.	1,013,000	8,855.84
	Other securities		12,479	1.18
			111,954	10.61

Health care	Novartis AG	361,870	32,767	3.10
10.44%	Orion Oyj, Class B	429,600	16,018	1.52
	Novo Nordisk A/S, Class B	323,500	14,889	1.41
	Glenmark Pharmaceuticals Ltd.	1,180,000	11,185	1.06
	Other securities		35,386	3.35
			110,245	10.44

American Funds Insurance Series

International Growth and Income Fund

Common stocks		Shares	Value (000)	Percent of net assets

Consumer staples	Philip Morris International Inc.	243,240	$20,507	1.94%
9.76%	British American Tobacco PLC	262,100	15,601	1.48
	Pernod Ricard SA	100,650	12,087	1.15
	Imperial Tobacco Group PLC	225,000	10,127.96
	Nestlé SA	124,000	9,606.91
	Japan Tobacco Inc.	256,600	9,354.89
	CALBEE, Inc.	284,400	7,844.74
	SABMiller PLC	133,000	7,712.73
	Other securities		10,131.96
			102,969	9.76

Industrials	VINCI SA	181,733	13,587	1.29
7.61%	ASSA ABLOY AB, Class B	206,800	10,523	1.00
	Rolls-Royce Holdings PLC[1]	525,000	9,605.91
	Other securities		46,600	4.41
			80,315	7.61

Materials	Syngenta AG	29,080	10,831	1.03
4.14%	Fortescue Metals Group Ltd.	2,095,000	8,593.81
	BASF SE	59,200	6,893.65
	Other securities		17,391	1.65
			43,708	4.14

Telecommunication	OJSC Mobile TeleSystems (ADR)	428,800	8,465.80
services	Advanced Info Service PCL	1,140,400	7,730.73
3.87%	Other securities		24,647	2.34
			40,842	3.87

Energy	BP PLC	2,038,600	17,964	1.70
3.33%	BG Group PLC	645,200	13,637	1.29
	Other securities		3,559.34
			35,160	3.33

Information	Youku Tudou Inc., Class A (ADR)[1]	489,300	11,675	1.11
technology	Delta Electronics, Inc.	1,380,760	10,058.95
2.72%	Other securities		6,949.66
			28,682	2.72

Miscellaneous	Other common stocks in initial period of acquisition		5,801.55
0.55%
	Total common stocks (cost: $810,776,000)		953,475	90.34

American Funds Insurance Series

International Growth and Income Fund

Convertible securities 0.33%			Value (000)	Percent of net assets

Financials	Other securities		$3,412.33%
0.33%
	Total convertible securities (cost: $2,971,000)		3,412.33

Bonds, notes & other debt instruments 0.65%

Corporate bonds	Other securities		6,245.59
& notes
0.59%

Bonds & notes of	Other securities		635.06
governments
outside the U.S.
0.06%	Total bonds, notes & other debt instruments (cost: $6,733,000)		6,880.65

Short-term securities 7.70%		Principal amount (000)

	Federal Home Loan Bank 0.057%–0.07% due 8/13/2014–9/19/2014	$34,700	34,697	3.29
	Gotham Funding Corp. 0.17% due 7/17/2014[2]	15,000	14,999	1.42
	Coca-Cola Co. 0.09% due 9/19/2014[2]	10,100	10,098.95
	General Electric Co. 0.06% due 7/1/2014	10,000	10,000.95
	BASF AG 0.08% due 7/24/2014[2]	6,300	6,300.60
	Other securities		5,200.49

	Total short-term securities (cost: $81,292,000)		81,294	7.70

	Total investment securities (cost: $901,772,000)		1,045,061	99.02
	Other assets less liabilities		10,351.98

	Net assets		$1,055,412	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $40,076,000, which represented 3.80% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Capital Income Builder

Summary investment portfolio June 30, 2014	unaudited

Common stocks 74.75%		Shares	Value (000)	Percent of net assets

Consumer staples	Altria Group, Inc.	18,000	$755	2.64%
11.63%	Philip Morris International Inc.	8,850	746	2.61
	Coca-Cola Co.	9,450	400	1.40
	Unilever PLC	8,030	364	1.27
	Japan Tobacco Inc.	7,400	270.94
	Other securities		791	2.77
			3,326	11.63

Health care	AstraZeneca PLC	4,600	342	1.92
9.99%	AstraZeneca PLC (ADR)	2,800	208
	Novartis AG	6,020	545	1.91
	Pfizer Inc.	15,400	457	1.60
	AbbVie Inc.	7,850	443	1.55
	GlaxoSmithKline PLC	14,300	383	1.34
	Bristol-Myers Squibb Co.	5,250	254.89
	Other securities		224.78
			2,856	9.99

Financials	Sampo Oyj, Class A	11,079	561	1.96
9.50%	Swedbank AB, Class A	13,139	348	1.22
	BB&T Corp.	7,250	286	1.00
	HSBC Holdings PLC	26,000	264.92
	Mercury General Corp.	3,830	180.63
	Other securities		1,077	3.77
			2,716	9.50

Telecommunication	Verizon Communications Inc.	9,600	470	1.64
services	Telstra Corp. Ltd.	72,805	358	1.25
9.12%	CenturyLink, Inc.	8,510	308	1.08
	Singapore Telecommunications Ltd.	90,000	278.97
	HKT Trust, units	232,000	273.96
	Swisscom AG	439	255.89
	AT&T Inc.	5,900	208.73
	Other securities		457	1.60
			2,607	9.12

Utilities	National Grid PLC	60,300	867	3.03
8.47%	Duke Energy Corp.	4,120	306	1.07
	Fortum Oyj	6,746	181.63
	Other securities		1,067	3.74
			2,421	8.47

Energy	Royal Dutch Shell PLC, Class B	11,780	513	1.80
7.30%	Seadrill Ltd.	9,200	367	1.28
	Chevron Corp.	2,360	308	1.08
	Crescent Point Energy Corp.	6,850	304	1.06
	ConocoPhillips	3,430	294	1.03
	Other securities		301	1.05
			2,087	7.30

American Funds Insurance Series

Capital Income Builder

Common stocks (continued)		Shares	Value (000)	Percent of net assets

Consumer	Daimler AG	3,905	$366	1.28%
discretionary	Greene King PLC	14,450	209.73
5.64%	Leggett & Platt, Inc.	5,750	197.69
	Other securities		841	2.94
			1,613	5.64

Information	Microsoft Corp.	8,750	365	1.28
technology	Avago Technologies Ltd.	3,000	216.75
4.00%	Texas Instruments Inc.	3,790	181.63
	Other securities		383	1.34
			1,145	4.00

Industrials	Other securities		1,028	3.60
3.60%

Materials	Dow Chemical Co.	5,200	268.94
2.79%	Other securities		529	1.85
			797	2.79

Miscellaneous	Other common stocks in initial period of acquisition		776	2.71
2.71%
	Total common stocks (cost: $21,006,000)		21,372	74.75

Rights & warrants 0.04%

Telecommunication	Other securities		11.04
services
0.04%	Total rights & warrants (cost: $0)		11.04

Bonds, notes & other debt instruments 18.54%		Principal amount (000)

Mortgage-backed obligations[1] 10.23%
	Government National Mortgage Assn.:
	4.81% 2060	$165	179
	4.664% 2061	212	231
	4.625% 2062	481	530	5.69
	4.549% 2063	194	216
	4.356%–5.46% 2060–2063	426	470
	Greenwich Capital Commercial Funding Corp.,
	Series 2007-GG11, Class A-1-A, 5.704% 2049	500	560	1.96
	J.P. Morgan Chase Commercial Mortgage Securities Corp.,
	Series 2007-LDPX, Class A-1-A, 5.439% 2049	475	523	1.83
	Wachovia Bank Commercial Mortgage Trust,
	Series 2006-C25, Class A1A, 5.899% 2043[2]	200	216.75
			2,925	10.23
Corporate bonds & notes 4.60%
Telecommunication	Verizon Communications Inc. 5.50% 2018	100	113.40
services
0.40%

American Funds Insurance Series

Capital Income Builder

Bonds, notes & other debt instruments		Principal amount (000)	Value (000)	Percent of net assets

Other corporate	Other securities		$1,202	4.20%
bonds & notes
4.20%	Total corporate bonds & notes		1,315	4.60

U.S. Treasury bonds & notes 2.83%
	U.S. Treasury:
	4.50% 2017	$250	276
	1.50% 2019	250	249	2.83
	0%–2.75% 2023–2034	430	284
			809	2.83

Asset-backed obligations[1] 0.88%
	Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[3]	250	252.88
	Total bonds, notes & other debt instruments (cost: $5,270,000)		5,301	18.54

Short-term securities 4.37%

	General Electric Co. 0.60% due 7/1/2014	625	625	2.19
	Abbott Laboratories 0.10% due 9/18/2014[3]	625	625	2.18

	Total short-term securities (cost: $1,250,000)		1,250	4.37

	Total investment securities (cost: $27,526,000)		27,934	97.70
	Other assets less liabilities		657	2.30

	Net assets		$28,591	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including a security which was valued under fair value procedures adopted by authority of the board of trustees. The total value of such security which was valued under fair value procedures was $11,000, which represented .04% of the net assets of the fund.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

2Coupon rate may change periodically.

3Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $877,000, which represented 3.07% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Asset Allocation Fund

Summary investment portfolio June 30, 2014	unaudited

Common stocks 67.41%		Shares	Value (000)	Percent of net assets

Information	Microsoft Corp.	14,325,000	$597,352	3.52%
technology	ASML Holding NV (New York registered)	2,162,000	201,650	1.19
10.63%	Texas Instruments Inc.	3,000,000	143,370.84
	Apple Inc.	1,400,000	130,102.77
	AAC Technologies Holdings Inc.	19,000,000	123,677.73
	Broadcom Corp., Class A	3,000,000	111,360.65
	VeriSign, Inc.[1]	2,275,000	111,043.65
	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	5,000,000	106,950.63
	Other securities		280,248	1.65
			1,805,752	10.63

Consumer	Comcast Corp., Class A	7,100,000	381,128	2.24
discretionary	Amazon.com, Inc.[1]	1,002,500	325,592	1.92
10.38%	Home Depot, Inc.	2,405,000	194,709	1.14
	Twenty-First Century Fox, Inc., Class A	3,800,000	133,570.79
	General Motors Co.	3,500,000	127,050.75
	VF Corp.	1,800,000	113,400.67
	Other securities		488,345	2.87
			1,763,794	10.38

Financials	JPMorgan Chase & Co.	4,750,000	273,695	1.61
10.23%	ACE Ltd.	2,620,000	271,694	1.60
	American Express Co.	2,600,000	246,662	1.45
	American Tower Corp.	1,460,000	131,371.77
	Citigroup Inc.	2,750,000	129,525.76
	First Republic Bank	2,000,000	109,980.65
	Other securities		575,626	3.39
			1,738,553	10.23

Industrials	Lockheed Martin Corp.	2,115,000	339,944	2.00
7.83%	Boeing Co.	1,870,000	237,920	1.40
	Cummins Inc.	1,030,000	158,919.94
	General Electric Co.	5,300,000	139,284.82
	Other securities		453,563	2.67
			1,329,630	7.83

Energy	Chevron Corp.	1,625,000	212,144	1.25
7.37%	Chesapeake Energy Corp.	6,700,000	208,236	1.23
	Noble Energy, Inc.	2,000,000	154,920.91
	Concho Resources Inc.[1]	900,000	130,050.76
	Other securities		546,747	3.22
			1,252,097	7.37

American Funds Insurance Series

Asset Allocation Fund

Common stocks		Shares	Value (000)	Percent of net assets

Health care	Merck & Co., Inc.	6,350,000	$367,348	2.16%
6.73%	Johnson & Johnson	2,075,000	217,086	1.28
	Pfizer Inc.	4,210,000	124,953.74
	UnitedHealth Group Inc.	1,500,000	122,625.72
	Incyte Corp.[1]	2,000,000	112,880.66
	Other securities		197,882	1.17
			1,142,774	6.73

Materials	Dow Chemical Co.	3,000,000	154,380.91
5.05%	Monsanto Co.	900,000	112,266.66
	FMC Corp.	1,500,000	106,785.63
	Other securities		484,924	2.85
			858,355	5.05

Consumer staples	Unilever NV (New York registered)	3,445,000	150,753.89
4.72%	Philip Morris International Inc.	1,550,000	130,681.77
	Coca-Cola Co.	3,000,000	127,080.75
	Kimberly-Clark Corp.	1,120,000	124,566.73
	Other securities		268,859	1.58
			801,939	4.72

Other	Other securities		268,342	1.58
1.58%

Miscellaneous	Other common stocks in initial period of acquisition		491,492	2.89
2.89%
	Total common stocks (cost: $7,637,514,000)		11,452,728	67.41

Convertible securities 0.10%

Industrials	Other securities		16,455.10
0.10%
	Total convertible securities (cost: $15,028,000)		16,455.10

American Funds Insurance Series

Asset Allocation Fund

Bonds, notes & other debt instruments 25.11%		Principal amount (000)	Value (000)	Percent of net assets

U.S. Treasury bonds & notes 11.25%
U.S. Treasury	0.25% 2015	$295,000	$295,307
7.67%	1.50% 2019	400,000	399,704	7.67%
	0.50%–7.25% 2014–2043[2]	593,865	607,505
			1,302,516	7.67

U.S. Treasury	0.125% 2019	131,513	135,427
inflation-protected	0.625% 2024	193,025	199,976
securities[3]	1.375% 2044	147,481	161,884	3.58
3.58%	0.125%–1.875% 2015–2043	109,026	110,486
			607,773	3.58
	Total U.S. Treasury bonds & notes		1,910,289	11.25

Corporate bonds & notes 7.99%
Financials	JPMorgan Chase & Co. 1.35%–3.25% 2017–2023	7,515	7,523.05
1.38%	Other securities		226,143	1.33
			233,666	1.38

Consumer	Comcast Corp. 4.75%–5.65% 2035–2044	7,250	7,898.05
discretionary	Home Depot, Inc. 2.00% 2019	5,500	5,509.03
0.72%
	Other securities		109,551.64
			122,958.72

Other corporate	Other securities		1,000,550	5.89
bonds & notes
5.89%	Total corporate bonds & notes		1,357,174	7.99

Mortgage-backed obligations[4] 4.54%
	Fannie Mae:
	4.50% 2044[5]	146,000	158,065
	0%–7.50% 2021–2047[5,6]	395,470	418,649	3.39
	Freddie Mac 4.00%–6.732% 2023–2043[6]	48,080	51,917.31
	Other securities		143,330.84
			771,961	4.54
Federal agency bonds & notes 1.08%
	Freddie Mac 0.75%–3.111% 2016–2023[4,6]	132,823	133,308.78
	Fannie Mae 2.184%–3.513% 2022–2024[4,6]	45,867	47,004.28
	Other securities		3,434.02
			183,746	1.08
Other bonds & notes 0.25%
	Other securities		42,678.25
	Total bonds, notes & other debt instruments (cost: $4,182,892,000)		4,265,848	25.11

American Funds Insurance Series

Asset Allocation Fund

Short-term securities 9.29%	Principal amount (000)	Value (000)	Percent of net assets

Federal Home Loan Bank 0.05%–0.15% due 7/16/2014–12/19/2014	$376,500	$376,469	2.22%
Freddie Mac 0.055%–0.14% due 9/12/2014–11/26/2014	209,400	209,366	1.23
Federal Farm Credit Banks 0.10%–0.15% due 8/25/2014–2/2/2015	123,600	123,564.73
Fannie Mae 0.055%–0.15% due 7/24/2014–1/5/2015	109,200	109,174.64
Coca-Cola Co. 0.13%–0.16% due 7/14/2014–12/2/2014[7]	80,800	80,766.47
Chariot Funding, LLC 0.26%–0.28% due 12/1/2014–12/9/2014[7]	65,800	65,747.39
Chevron Corp. 0.07% due 7/23/2014–7/28/2014[7]	55,000	54,996.32
Other securities		559,039	3.29

Total short-term securities (cost: $1,579,020,000)		1,579,121	9.29

Total investment securities (cost: $13,414,454,000)		17,314,152	101.91
Other assets less liabilities		(324,880)	(1.91)

Net assets		$16,989,272	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $28,423,000, which represented .17% of the net assets of the fund. Some of these securities (with an aggregate value of $8,850,000, an aggregate cost of $29,189,000, and which represented .05% of the net assets of the fund) were acquired from 3/10/2010 to 3/15/2013 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $60,962,000, which represented .36% of the net assets of the fund.

Interest rate swaps

The fund has entered into an interest rate swap contract as shown in the following table. The average notional amount of interest rate swaps was $60,000,000 over the prior one-month period.

Receive floating rate	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized depreciation at 6/30/2014 (000)
Receive	3-month USD-LIBOR	3.402%	6/23/2044	$60,000	$(999)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1Security did not produce income during the last 12 months.

2A portion of a security in this range was pledged as collateral. The total value of pledged collateral was $8,085,000, which represented .05% of the net assets of the fund.

3Index-linked bond whose principal amount moves with a government price index.

4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

5A portion or all of this security purchased on a TBA basis.

6Coupon rate may change periodically.

7Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,171,246,000, which represented 6.89% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
TBA = To be announced

See Notes to Financial Statements

American Funds Insurance Series

Global Balanced Fund

Summary investment portfolio June 30, 2014	unaudited

Common stocks 64.20%		Shares	Value (000)	Percent of net assets

Financials	ORIX Corp.	167,000	$2,768	1.30%
11.31%	Link Real Estate Investment Trust	414,509	2,230	1.05
	Bankia, SA1	1,019,000	1,976.93
	Banco Santander, SA1	183,150	1,913.90
	Deutsche Bank AG	51,750	1,821.86
	JPMorgan Chase & Co.	30,700	1,769.83
	Sumitomo Mitsui Financial Group, Inc.	35,500	1,487.70
	BNP Paribas SA	19,230	1,305.61
	Prudential PLC	56,000	1,285.60
	Wells Fargo & Co.	24,000	1,261.59
	Other securities		6,253	2.94
			24,068	11.31

Industrials	Cummins Inc.	19,200	2,962	1.39
10.99%	General Electric Co.	93,700	2,463	1.16
	Boeing Co.	17,000	2,163	1.02
	BAE Systems PLC	259,400	1,922.90
	Schneider Electric SE	20,000	1,883.88
	KONE Oyj, Class B	41,600	1,736.83
	Robert Half International Inc.	30,000	1,432.67
	Randstad Holding NV	22,947	1,244.58
	Other securities		7,588	3.56
			23,393	10.99

Consumer staples	Nestlé SA	40,240	3,117	1.46
9.53%	Pernod Ricard SA	22,220	2,668	1.25
	Lorillard, Inc.	33,900	2,067.97
	SABMiller PLC	28,500	1,653.79
	Altria Group, Inc.	31,000	1,300.61
	Other securities		9,493	4.45
			20,298	9.53

Information	ASML Holding NV	47,969	4,467	2.10
technology	Microsoft Corp.	103,000	4,295	2.01
8.78%	OMRON Corp.	60,000	2,529	1.19
	Other securities		7,402	3.48
			18,693	8.78

Health care	Merck & Co., Inc.	72,120	4,172	1.96
6.42%	Humana Inc.	12,780	1,632.77
	Novartis AG	15,160	1,373.64
	Other securities		6,502	3.05
			13,679	6.42

American Funds Insurance Series

Global Balanced Fund

Common stocks		Shares	Value (000)	Percent of net assets

Consumer	SES SA, Class A (FDR)	50,700	$1,923.90%
discretionary	HUGO BOSS AG	11,600	1,734.81
6.15%	Home Depot, Inc.	21,030	1,703.80
	Daimler AG	15,380	1,440.69
	Amazon.com, Inc.[1]	4,100	1,332.63
	Tiffany & Co.	12,600	1,263.59
	Other securities		3,697	1.73
			13,092	6.15

Materials	Dow Chemical Co.	37,000	1,904.89
3.85%	MeadWestvaco Corp.	34,000	1,505.71
	Other securities		4,791	2.25
			8,200	3.85

Energy	Royal Dutch Shell PLC, Class B	69,720	3,033	1.42
3.75%	Chevron Corp.	11,030	1,440.69
	ConocoPhillips	15,406	1,321.62
	Other securities		2,180	1.02
			7,974	3.75

Telecommunication	Other securities		4,834	2.27
services
2.27%

Utilities	EDP – Energias de Portugal, SA	485,000	2,433	1.14
1.14%

Miscellaneous	Other common stocks in initial period of acquisition		14.01
0.01%
	Total common stocks (cost: $108,347,000)		136,678	64.20

Preferred securities 0.08%

Financials	Other securities		166.08
0.08%
	Total preferred securities (cost: $150,000)		166.08

Rights & warrants 0.02%

Miscellaneous	Other rights & warrants in initial period of acquisition		32.02
0.02%
	Total rights & warrants (cost: $0)		32.02

Convertible securities 0.44%

Consumer staples	Other securities		947.44
0.44%
	Total convertible securities (cost: $1,198,000)		947.44

American Funds Insurance Series

Global Balanced Fund

Bonds, notes & other debt instruments 31.30%		Principal amount (000)	Value (000)	Percent of net assets

Bonds & notes of governments outside the U.S. 16.02%
	Japanese Government:
	Series 315, 1.20% 2021	¥130,000	$1,364	1.71%
	0.10%-2.20% 2014-2042[2]	223,000	2,274
	United Kingdom 1.25%–5.00% 2015–2046	£1,980	3,527	1.66
	German Government 1.75%–4.25% 2014–2044[2]	€2,110	3,222	1.51
	United Mexican States Government 2.00%–10.00% 2015–2040[2]	MXN36,337	3,182	1.49
	Spanish Government:
	4.00% 2018[3]	$500	536
	5.40% 2023	€1,070	1,801	1.35
	2.75% 2024	390	533
	Polish Government:
	5.25%–5.75% 2017–2021	PLN6,020	2,238	1.22
	4.00%–5.00% 2022–2024	$335	364
	Italian Government 4.25%–5.50% 2020–2024	€1,575	2,518	1.18
	Other securities		12,551	5.90
			34,110	16.02

Corporate bonds & notes 7.41%
Consumer staples	Pernod Ricard SA 4.45% 2022[3]	$150	160.08
0.65%	Other securities		1,228.57
			1,388.65

Industrials	General Electric Capital Corp.,
0.46%	2.30%–7.125% 2017–2049	415	438.21
	Boeing Company 0.95% 2018	45	44.01
	Other securities		501.24
			983.46

Other corporate	Other securities		13,405	6.30
bonds & notes
6.30%	Total corporate bonds & notes		15,776	7.41

U.S. Treasury bonds & notes 5.10%
U.S. Treasury	1.00% 2017	1,320	1,328	3.45
3.45%	0.25%–4.375% 2015–2044	6,018	6,002
			7,330	3.45

U.S. Treasury	0.125% 2019	1,477	1,521	1.65
inflation-protected	0.125%–2.375% 2017–2044	1,916	1,995
securities[2]			3,516	1.65
1.65%
	Total U.S. Treasury bonds & notes		10,846	5.10

Mortgage-backed obligations[4] 2.77%
	Fannie Mae:
	4.00% 2044[5]	1,950	2,068
	4.50% 2044[5]	2,250	2,436	2.66
	2.50%–5.00% 2028–2043[5]	1,121	1,170
	Other securities		233.11
			5,907	2.77
	Total bonds, notes & other debt instruments (cost: $64,661,000)		66,639	31.30

American Funds Insurance Series

Global Balanced Fund

Short-term securities 5.97%	Principal amount (000)	Value (000)	Percent of net assets

General Electric Co. 0.06% due 7/1/2014	$5,000	$5,000	2.35%
KfW 0.11% due 9/26/2014[3]	4,100	4,099	1.93
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.12% due 7/14/2014	3,600	3,600	1.69

Total short-term securities (cost: $12,699,000)		12,699	5.97

Total investment securities (cost: $187,055,000)		217,161	102.01
Other assets less liabilities		(4,276)	(2.01)

Net assets		$212,885	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $624,000, which represented .29% of the net assets of the fund.

Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $6,733,000 over the prior 12-month period.

			Contract amount		Unrealized appreciation (depreciation) at 6/30/2014 (000)
	Settlement date	Counterparty	Receive (000)	Deliver (000)
Purchases:
British pounds	7/16/2014	UBS AG	£300	$505	$9
British pounds	7/23/2014	Bank of America, N.A.	£176	$300	1
British pounds	8/4/2014	Citibank	£164	$280	—[6]
Euros	7/11/2014	Bank of New York Mellon	€153	$207	1
Euros	7/14/2014	HSBC Bank	€99	$137	1
Euros	7/31/2014	Bank of America, N.A.	€612	$833	5
Euros	8/4/2014	Citibank	€292	$400	—[6]
Japanese yen	7/23/2014	Citibank	¥84,830	$833	5
Japanese yen	7/31/2014	UBS AG	¥59,196	$582	2
					$24

Sales:
Australian dollars	7/11/2014	Bank of America, N.A.	€580	A$850	$(7)
Euros	7/11/2014	Bank of America, N.A.	¥55,690	€400	2
South African rand	7/21/2014	HSBC Bank	$199	ZAR2,150	(2)
Swedish kronor	7/14/2014	Citibank	NKr3,084	SKr3,450	(14)
Swedish kronor	7/18/2014	UBS AG	£89	SKr1,000	3
Swedish kronor	7/18/2014	UBS AG	€110	SKr1,000	1
Swedish kronor	7/25/2014	Citibank	$358	SKr2,400	(1)
					$(18)
Forward currency contracts – net					$6

American Funds Insurance Series

Global Balanced Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1Security did not produce income during the last 12 months.

2Index-linked bond whose principal amount moves with a government price index.

3Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $9,085,000, which represented 4.27% of the net assets of the fund.

4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

5A portion or all of this security purchased on a TBA basis.

6Amount less than one thousand.

Key to abbreviations and symbols
FDR = Fiduciary Depositary Receipts
TBA = To be announced
A$= Australian dollars
€ = Euros
£ = British pounds
¥ = Japanese yen
MXN = Mexican pesos
NKr = Norwegian kroner
PLN = Polish zloty
SKr = Swedish kronor
ZAR = South African rand

See Notes to Financial Statements

American Funds Insurance Series

Bond Fund

Summary investment portfolio June 30, 2014	unaudited

		Principal amount	Value	Percent of
Bonds, notes & other debt instruments 99.46%		(000)	(000)	net assets

U.S. Treasury bonds & notes 37.45%

U.S. Treasury	0.625% 2016	$150,000	$150,147
29.92%	1.00% 2016	99,565	100,532
	1.50% 2016	179,820	183,555
	1.50% 2016	56,775	57,943
	7.50% 2016	35,000	40,691
	0.75% 2017	187,000	186,233
	0.875% 2017	85,000	85,374
	0.875% 2017	80,000	80,098
	1.00% 2017	153,110	154,015
	2.75% 2017	81,000	85,426
	4.625% 2017	75,250	82,929
	8.75% 2017	75,000	91,902
	1.375% 2018	80,000	80,175
	1.50% 2019	84,201	83,770	29.92%
	1.50% 2019	43,000	42,968
	1.625% 2019	175,000	174,986
	1.625% 2019	65,000	65,129
	1.125% 2020	67,300	64,687
	1.25% 2020	44,425	43,085
	1.375% 2020	68,250	66,357
	8.75% 2020	40,000	55,949
	2.75% 2024	40,050	40,939
	5.00% 2037	30,150	39,060
	4.375% 2038	69,075	82,303
	3.625% 2043	73,600	77,569
	3.375% 2044	65,000	65,291
	3.625% 2044	104,415	109,941
	0.25%–7.625% 2015–2042[1]	435,749	456,981
			2,848,035	29.92

U.S. Treasury	0.50% 2015	41,216	41,833
inflation-protected	2.375% 2017	35,264	38,596
securities[2]	0.125% 2019	226,354	233,091	7.53
7.53%	0.625% 2024	254,386	263,547
	1.375% 2044	87,726	96,293
	0.125%–2.00% 2015–2026	41,384	42,991
			716,351	7.53

	Total U.S. Treasury bonds & notes		3,564,386	37.45

Corporate bonds & notes 30.06%
Information	International Business Machines Corp. 5.70% 2017	7,500	8,550.09
technology	Other securities		85,223.90
0.99%			93,773.99

Other corporate	Other securities		2,768,326	29.07
bonds & notes
29.07%
	Total corporate bonds & notes		2,862,099	30.06

American Funds Insurance Series

Bond Fund

		Principal amount	Value	Percent of
Bonds, notes & other debt instruments (continued)		(000)	(000)	net assets

Mortgage-backed obligations [3] 25.96%
	Fannie Mae:
	3.00% 2043	$51,887	$51,281
	3.00% 2044[4]	64,300	63,476
	3.50% 2044[4]	107,000	110,060
	4.00% 2044[4]	355,000	376,522	20.12%
	4.50% 2044[4]	717,330	776,608
	4.50% 2044[4]	274,349	296,345
	1.765%–9.467% 2023–2044[5]	229,585	241,419
	Freddie Mac 0%–5.50% 2033–2044[5]	73,334	80,124.84
	Government National Mortgage Assn. 4.00% 2043	70,920	75,970.80
	Other securities		400,132	4.20
			2,471,937	25.96

Federal agency bonds & notes 2.34%
	Freddie Mac:
	1.25% 2019	48,500	47,124	1.45
	0.50%–5.00% 2014–2023[5]	88,737	90,430
	Fannie Mae 1.25%–5.375% 2016	12,080	12,440.13
	Federal Home Loan Bank, Series 2816, 1.00% 2017	8,690	8,724.09
	Other securities		64,048.67
			222,766	2.34

Other bonds & notes 3.65%
	Other securities		347,984	3.65
	Total bonds, notes & other debt instruments (cost: $9,251,545,000)		9,469,172	99.46

Convertible securities 0.02%

Financials	Other securities		1,525.02
0.02%
	Total convertible securities (cost: $1,343,000)		1,525.02

Preferred securities 0.04%

Financials	Other securities		3,774.04
0.04%
	Total preferred securities (cost: $3,467,000)		3,774.04

Common stocks 0.00%

Consumer	Other securities		246.00
discretionary
0.00%	Total common stocks (cost: $3,214,000)		246.00

American Funds Insurance Series

Bond Fund

	Principal amount	Value	Percent of
Short-term securities 15.56%	(000)	(000)	net assets

Federal Home Loan Bank 0.045%–0.18% due 7/9/2014–1/14/2015	$419,300	$419,238	4.40%
Freddie Mac 0.08%–0.13% due 7/7/2014–1/16/2015	267,000	266,915	2.80
Fannie Mae 0.05%–0.08% due 8/19/2014–11/17/2014	195,800	195,764	2.06
IBM Corp. 0.09%–0.10% due 8/4/2014–9/23/2014[6]	128,900	128,877	1.35
Coca-Cola Co. 0.14%–0.17% due 10/6/2014–12/5/2014[6]	75,000	74,957.79
Chevron Corp. 0.07% due 7/16/2014–7/24/2014[6]	69,600	69,597.73
Procter & Gamble Co. 0.10%–0.12% due 9/8/2014–9/10/2014[6]	65,900	65,887.69
Federal Farm Credit Banks 0.12%–0.13% due 7/21/2014–10/17/2014	47,200	47,197.49
Wal-Mart Stores, Inc. 0.09% due 7/28/2014[6]	42,500	42,499.45
NetJets Inc. 0.06%–0.07% due 7/2/2014–7/18/2014[6]	39,700	39,699.42
Other securities		131,284	1.38

Total short-term securities (cost: $1,481,862,000)		1,481,914	15.56

Total investment securities (cost: $10,741,431,000)		10,956,631	115.08
Other assets less liabilities		(1,435,833)	(15.08)

Net assets		$9,520,798	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $985,000, which represented .01% of the net assets of the fund. One of these securities (with a value of $0, a cost of $2,194,000, and which represented less than .01% of the net assets of the fund) was acquired from 12/7/2011 to 12/13/2011 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $69,173,000, which represented .73% of the net assets of the fund.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $153,067,000 over the prior 12-month period.

			Contract amount		Unrealized (depreciation) appreciation at 6/30/2014 (000)
	Settlement date	Counterparty	Receive (000)	Deliver (000)
Sales:
British pounds	7/31/2014	UBS AG	$20,063	£11,790	$(109)
Euros	7/9/2014	JPMorgan Chase	$14,729	€10,803	(64)
Euros	7/15/2014	HSBC Bank	$39,314	€29,000	(398)
Euros	7/15/2014	HSBC Bank	$19,727	€14,500	(129)
Euros	7/29/2014	Bank of New York Mellon	$5,533	€4,000	55
Euros	7/30/2014	Citibank	$10,212	€7,500	(59)
South African rand	7/17/2014	Bank of America, N.A.	$4,744	ZAR51,000	(37)
					$(741)

American Funds Insurance Series

Bond Fund

Interest rate swaps

The fund has entered into interest rate swap contracts as shown in the following table. The average notional amount of interest rate swaps was $320,453,000 over the prior seven-month period.

Pay/receive floating rate	Floating rate index	Fixed rate	Expiration date		Notional amount (000)	Unrealized (depreciation) appreciation at 6/30/2014 (000)
Receive	3-month USD-LIBOR	0.497%	5	/21/2016	$17,000	$(13)
Receive	3-month USD-LIBOR	0.617	6	/25/2016	12,000	10
Pay	3-month USD-LIBOR	1.647	5	/21/2019	1,500	1
Receive	3-month USD-LIBOR	1.71		6/9/2019	180,000	259
Pay	3-month USD-LIBOR	1.768	6	/13/2019	90,000	(372)
Receive	3-month USD-LIBOR	1.786	6	/20/2019	14,250	68
Pay	3-month USD-LIBOR	2.814	3	/21/2024	16,250	(326)
Pay	3-month USD-LIBOR	2.805	3	/21/2024	11,500	(221)
Pay	3-month USD-LIBOR	2.74	5	/14/2024	300	(4)
Pay	3-month USD-LIBOR	2.609	5	/29/2024	1,500	—7
Pay	3-month USD-LIBOR	2.701		6/9/2024	95,000	(747)
Pay	3-month USD-LIBOR	2.7395	6	/11/2024	120,000	(1,360)
Pay	3-month USD-LIBOR	2.721	6	/20/2024	4,350	—
Pay	3-month USD-LIBOR	2.691	6	/25/2024	500	(3)
Pay	3-month USD-LIBOR	2.656	6	/27/2024	1,400	—
Receive	3-month USD-LIBOR	3.608	3	/21/2044	1,000	35
Receive	3-month USD-LIBOR	3.619	3	/21/2044	3,075	115
Receive	3-month USD-LIBOR	3.418		6/9/2044	23,000	457
Receive	3-month USD-LIBOR	3.398	6	/23/2044	650	—
						$(2,101)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1A portion of a security in this range was pledged as collateral. The total value of pledged collateral was $8,775,000, which represented ..09% of the net assets of the fund.

2Index-linked bond whose principal amount moves with a government price index.

3Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

4A portion or all of this security purchased on a TBA basis.

5Coupon rate may change periodically.

6Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,264,564,000, which represented 13.28% of the net assets of the fund.

7Amount less than one thousand.

Key to abbreviations and symbols
TBA = To be announced
€ = Euros
£ = British pounds
ZAR = South African rand

See Notes to Financial Statements

American Funds Insurance Series

Global Bond Fund

Summary investment portfolio June 30, 2014	unaudited

Bonds, notes & other debt instruments 93.15%		Principal amount (000)	Value (000)	Percent of net assets

Euros	Spanish Government:
22.51%	4.50% 2018	€14,950	US$23,022
	2.75% 2019	28,660	41,917
	5.85% 2022	11,025	19,013	5.31%
	5.40% 2023	14,825	24,955
	5.15% 2044	12,875	21,281
	3.75%–3.80% 2018–2024	9,664	14,517
	Irish Government:
	4.50% 2020	29,290	47,476
	3.40% 2024	30,105	44,911	3.81
	3.90%–5.00% 2020–2023	7,075	11,309
	German Government:
	1.75% 2020[1]	17,932	27,939	2.15
	2.00%–6.25% 2016–2044	19,545	30,744
	Italian Government 3.50%–5.50% 2017–2024	33,740	53,017	1.95
	Belgium (Kingdom of):
	Series 72, 2.60% 2024	17,375	25,747	1.63
	1.25%–3.75% 2018–2045	12,610	18,794
	Portuguese Government:
	4.75% 2019	18,990	28,897	1.48
	3.85%–5.65% 2021–2024	7,825	11,450
	Hungarian Government:
	5.75% 2018	9,385	14,602	1.00
	3.875%–6.00% 2019–2020	7,975	12,619
	Other securities		141,077	5.18
			613,287	22.51

Japanese yen	Japanese Government:
5.88%	Series 89, 0.40% 2015	¥1,493,000	14,785
	Series 269, 1.30% 2015	2,560,000	25,498
	Series 336, 0.10% 2016	2,700,000	26,663	5.88
	Series 315, 1.20% 2021	2,996,950	31,443
	Series 136, 1.60% 2032	1,596,300	16,682
	0.20%–2.20% 2014–2042	4,271,350	45,115
			160,186	5.88

British pounds	United Kingdom:
5.16%	2.75% 2015	£ 9,155	15,866
	1.25% 2018	13,925	23,332
	1.75% 2019	9,405	15,881	4.73
	3.75% 2020	13,775	25,705
	3.75% 2021	11,800	22,074
	1.75%–4.75% 2022–2044	14,665	25,975
	Other securities		11,828.43
			140,661	5.16

Mexican pesos	United Mexican States Government:
3.29%	Series M30, 10.00% 2036	MXN155,000	16,661	3.29
	2.00%–10.00% 2015–2042[1]	860,085	73,116
			89,777	3.29

Polish zloty	Polish Government:
2.86%	Series 1017, 5.25% 2017	PLN72,207	25,680
	Series 0718, 2.50% 2018	58,000	18,842	2.86
	4.00%–5.75% 2020–2023	88,660	33,420
			77,942	2.86

American Funds Insurance Series

Global Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)	Percent of net assets

Swedish kronor	Swedish Government:
1.10%	Series 105, 3.50% 2022	SKr95,290	US$16,398	1.10%
	3.75%–5.00% 2017–2020	78,070	13,745
			30,143	1.10

South Korean won	South Korean Government 3.00%–5.75% 2017–2023	KRW27,771,320	28,843	1.06
1.06%

Hungarian forints	Hungarian Government 4.00%–7.50% 2018–2023	HUF3,958,200	19,271.71
0.71%

U.S. dollars	U.S. Treasury:
45.81%	0.625% 2017	US$35,635	35,241
	0.75% 2017	21,190	21,103
	2.75% 2017[2]	17,575	18,535
	3.50% 2018	15,275	16,547
	1.625% 2019	17,800	17,799
	1.125% 2020	29,100	27,970
	1.375% 2020	38,350	37,287	16.22
	2.50% 2023	20,884	20,999
	0.25%–7.50% 2014–2044	148,789	150,015
	U.S. Treasury inflation-protected securities:
	0.125% 2019[1]	31,563	32,503
	0.625% 2024[1]	34,394	35,633
	0.125%–2.375% 2018–2044[1]	26,811	28,369
	Fannie Mae:
	3.50% 2044[3,4]	18,575	19,106
	4.00% 2044[3,4]	19,100	20,258
	4.50% 2044[3,4]	54,250	58,733	5.79
	4.50% 2044[3,4]	16,820	18,169
	2.184%–6.50% 2022–2043[3,4,5]	40,462	41,391
	Hungarian Government 4.00%–7.625% 2018–2041	16,176	18,186.67
	Polish Government 4.00%–6.375% 2019–2024	10,350	11,334.42
	United Mexican States Government Global, Series A, 3.625% 2022	1,700	1,768.06
	Other securities		617,299	22.65
			1,248,245	45.81

Other currencies	Other securities		130,099	4.77
4.77%
	Total bonds, notes & other debt instruments (cost: $2,451,497,000)		2,538,454	93.15

Convertible securities 0.02%

U.S. dollars	Other securities		544.02
0.02%
	Total convertible securities (cost: $386,000)		544.02

Common stocks 0.02%

U.S. dollars	Other securities		496.02
0.02%
	Total common stocks (cost: $998,000)		496.02

American Funds Insurance Series

Global Bond Fund

Short-term securities 11.17%	Principal amount (000)	Value (000)	Percent of net assets

Federal Home Loan Bank 0.07% due 9/3/2014–9/19/2014	US$39,400	US$ 39,396	1.45%
BASF AG 0.08% due 7/24/2014[6]	34,600	34,598	1.27
Nordea Bank AB 0.14% due 7/2/2014[6]	34,500	34,500	1.27
GlaxoSmithKline Finance PLC 0.12% due 8/5/2014[6]	30,300	30,296	1.11
Mitsubishi UFJ Trust and Banking Corp. 0.18% due 7/1/2014[6]	30,200	30,200	1.11
Toronto-Dominion Holdings USA Inc. 0.11% due 7/14/2014[6]	29,600	29,599	1.09
Mizuho Funding LLC 0.165% due 7/14/2014[6]	28,500	28,499	1.04
Total Capital Canada Ltd. 0.09% due 7/18/2014[6]	26,100	26,099.96
Australia & New Zealand Banking Group, Ltd. 0.14% due 9/5/2014[6]	21,200	21,193.77
Nestlé Finance International Ltd. 0.12% due 7/7/2014	15,000	15,000.55
KfW 0.11% due 9/26/2014[6]	15,000	14,996.55

Total short-term securities (cost: $304,374,000)		304,376	11.17

Total investment securities (cost: $2,757,255,000)		2,843,870	104.36
Other assets less liabilities		(118,935)	(4.36)

Net assets		US$2,724,935	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $1,068,000, which represented .04% of the net assets of the fund. One of these securities (with a value of $42,000, a cost of $52,000, and which represented less than .01% of the net assets of the fund) was acquired on 3/10/2010 through a private placement transaction exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $25,806,000, which represented .95% of the net assets of the fund.

American Funds Insurance Series

Global Bond Fund

Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $314,458,000 over the prior 12-month period.

			Contract amount		Unrealized appreciation (depreciation) at 6/30/2014 (000)
	Settlement date	Counterparty	Receive (000)	Deliver (000)
Purchases:
British pounds	7/10/2014	Barclays Bank PLC	£3,534	$5,913	US$136
British pounds	7/16/2014	UBS AG	£7,800	$13,121	226
Euros	8/4/2014	Citibank	€6,573	$9,000	1
Japanese yen	7/16/2014	Citibank	¥1,854,036	$18,250	54
Japanese yen	7/16/2014	UBS AG	¥1,828,867	$17,977	78
Japanese yen	7/18/2014	UBS AG	¥1,820,490	$17,758	215
Japanese yen	7/24/2014	Bank of New York Mellon	¥2,712,496	$26,640	141
Japanese yen	7/31/2014	UBS AG	¥2,069,187	$20,360	70
Japanese yen	8/1/2014	UBS AG	¥305,551	$2,985	32
Japanese yen	8/20/2014	HSBC Bank	¥611,091	$6,027	7
Japanese yen	8/22/2014	UBS AG	¥609,489	$6,023	(4)
Japanese yen	8/22/2014	Barclays Bank PLC	¥1,163,558	$11,500	(10)
					US$946
Sales:
Canadian dollars	9/29/2014	UBS AG	¥614,130	C$6,485	US$3
Euros	7/3/2014	Bank of America, N.A.	$8,861	€6,440	43
Euros	7/9/2014	Citibank	$8,855	€6,472	(8)
Euros	7/9/2014	HSBC Bank	$3,008	€2,190	9
Euros	7/9/2014	HSBC Bank	$945	€688	3
Euros	7/14/2014	HSBC Bank	$5,995	€4,320	79
Euros	9/23/2014	Bank of America, N.A.	$6,704	€4,920	(35)
Euros	9/25/2014	Citibank	£2,359	€2,950	(6)
Euros	9/30/2014	Barclays Bank PLC	$11,740	€8,620	(68)
Israeli shekels	9/12/2014	Barclays Bank PLC	€4,496	ILS21,090	15
Polish zloty	7/9/2014	HSBC Bank	€4,285	PLN17,946	(38)
Swedish kronor	7/18/2014	UBS AG	£2,589	SKr29,000	91
Swedish kronor	7/18/2014	UBS AG	€3,181	SKr29,000	17
Swedish kronor	9/12/2014	UBS AG	€2,135	SKr19,400	24
Swedish kronor	9/15/2014	Citibank	$5,719	SKr38,340	(15)
Swedish kronor	9/29/2014	UBS AG	€1,921	SKr17,657	(8)
					US$106
Forward currency contracts – net					US$1,052

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1Index-linked bond whose principal amount moves with a government price index.

2A portion of this security was pledged as collateral. The total value of pledged collateral was $95,000, which represented less than .01% of the net assets of the fund.

3Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

4A portion or all of this security purchased on a TBA basis.

5Coupon rate may change periodically.

6Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $428,255,000, which represented 15.72% of the net assets of the fund.

Key to abbreviation
TBA = To be announced

See Notes to Financial Statements

American Funds Insurance Series

High-Income Bond Fund

Summary investment portfolio June 30, 2014	unaudited

Bonds, notes & other debt instruments 93.03%		Principal amount (000)	Value (000)	Percent of net assets

Corporate bonds & notes 92.15%
Health care	inVentiv Health Inc.:
16.46%	9.00% 2018[1]	$10,225	$11,043
	11.00% 2018[1]	20,290	19,428	1.90%
	11.00% 2018[1]	8,350	8,016
	Forest Laboratories, Inc.:
	5.00% 2021[1]	19,400	21,308	1.59
	4.375%–4.875% 2019–2021[1]	10,015	10,856
	Kinetic Concepts, Inc.:
	Term Loan E1, 4.00% 2018[2,3,4]	1,648	1,652
	10.50% 2018	15,355	17,390	1.54
	12.50% 2019	10,465	12,087
	VPI Escrow Corp.:
	6.75% 2018[1]	12,800	13,824	1.52
	5.625%–7.50% 2020–2021[1]	15,690	17,024
	Tenet Healthcare Corp. 4.50%–8.125% 2020–2022	24,395	26,310	1.30
	DJO Finance LLC:
	7.75% 2018	11,635	12,275	1.18
	8.75%–9.875% 2017–2018	10,910	11,640
	HCA Inc. 3.75% 2019	14,670	14,835.73
	Multiplan Inc., Term Loan B, 4.00% 2021[2,3,4]	14,742	14,720.73
	Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[2,3,4]	14,530	14,647.72
	INC Research LLC 11.50% 2019[1]	10,690	12,186.60
	Other securities		93,974	4.65
			333,215	16.46

Telecommunication	MetroPCS Wireless, Inc.:
services	6.25% 2021	16,950	18,073
16.22%	6.625% 2023	19,150	20,874	2.45
	T-Mobile US, Inc. 6.542%–6.731% 2020–2022	9,879	10,702
	Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[1]	1,250	1,634
	Sprint Nextel Corp.:
	7.00% 2020	20,650	22,947
	9.125%–11.50% 2017–2021	7,300	9,465	2.40
	Sprint Corp.:
	7.25% 2021[1]	11,150	12,335
	7.875% 2023[1]	2,050	2,286
	Wind Acquisition SA:
	7.375% 2018	€4,075	5,901
	7.375% 2021[1]	$13,725	14,686	1.77
	4.75%–7.25% 2018–2020[1]	14,625	15,151
	Digicel Group Ltd.:
	8.25% 2020[1]	17,300	18,944	1.58
	6.00%–7.125% 2021–2022[1]	12,500	13,006
	NII Capital Corp. 7.625%–11.375% 2016–2021[1]	62,635	30,854	1.52
	Intelsat Luxembourg Holding Co. 6.75% 2018	1,470	1,564
	Intelsat Jackson Holding Co.:
	7.25% 2020	1,100	1,188	1.18
	6.625% 2022	20,125	21,106

American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)	Percent of net assets

Telecommunication	Numerical Group SA:
services	First Lien, 4.875% 2019[1]	$11,475	$11,791	1.15%
(continued)	6.00%–6.25% 2022–2024[1]	10,950	11,410
	LightSquared, Term Loan B, 12.00% 2014[3,4,5,6]	17,291	22,652	1.12
	Trilogy International Partners, LLC 10.25% 2016[1]	12,075	12,467.62
	Other securities		49,379	2.43
			328,415	16.22

Consumer	EchoStar DBS Corp. 7.125% 2016	325	352
discretionary	DISH DBS Corp.:
15.28%	4.25% 2018	18,075	18,843	1.58
	4.625%–7.875% 2017–2020	11,975	12,783
	Boyd Gaming Corp.:
	9.125% 2018	9,190	9,822	1.07
	9.00% 2020	10,750	11,892
	Time Inc., Term Loan B, 4.25% 2021[2,3,4]	12,600	12,684.63
	Warner Music Group 5.625% 2022[1]	12,500	12,609.62
	Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	9,900	10,568.52
	Other securities		219,641	10.86
			309,194	15.28

Industrials	Altegrity, Inc. 9.50% 2019[1]	12,225	12,225
13.13%	US Investigations Services, Inc.:
	Term Loans, 5.00%–7.75% 2015[2,3,4]	5,429	5,403	1.18
	10.50%–11.75% 2015[1]	7,251	6,339
	Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	5,920	6,253
	Navios Maritime Acquisition Corp. and Navios Acquisition
	Finance (US) Inc. 8.125% 2021[1]	6,500	6,825	1.16
	Navios Maritime Holdings Inc. 7.375% 2022[1]	10,050	10,377
	Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	21,580	22,470	1.11
	CEVA Group PLC:
	Term Loan, 6.50% 2021[2,3,4]	5,746	5,644
	Term Loan LOC, 6.50% 2021[2,3,4]	2,140	2,102.92
	4.00%–9.00% 2018–2021[1]	11,200	10,853
	Jeld-Wen Escrow Corp. 12.25% 2017[1]	14,770	16,025.79
	Euramax International, Inc. 9.50% 2016	10,880	10,880.54
	Other securities		150,359	7.43
			265,755	13.13

Energy	NGPL PipeCo LLC:
8.97%	Term Loan B, 6.75% 2017[2,3,4]	1,864	1,859
	7.119% 2017[1]	6,715	6,849	1.34
	9.625% 2019[1]	16,825	18,508
	Peabody Energy Corp.:
	6.00% 2018	19,745	20,683	1.23
	6.25% 2021	4,120	4,125
	QGOG Constellation SA 6.25% 2019[1]	11,200	11,368.56
	Sabine Pass Liquefaction, LLC 5.75% 2024[1]	10,050	10,490.52
	Samson Investment Co. 10.75% 2020[1]	9,890	10,471.52
	Other securities		97,227	4.80
			181,580	8.97

American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments		Principal amount (000)	Value (000)	Percent of net assets

Information	First Data Holdings, Inc. 14.50% 2019[1,6]	$8,121	$8,761
technology	First Data Corp.:
8.54%	11.75% 2021	22,249	26,476
	12.625% 2021	8,804	10,862	2.38%
	8.25%–8.75% 2021–2022[1,2,6]	1,808	1,997
	Freescale Semiconductor, Inc.:
	Term Loan B4, 4.25% 2020[2,3,4]	7,711	7,744
	5.00% 2021[1]	10,385	10,697	1.68
	6.00% 2022[1]	14,575	15,559
	SRA International, Inc.:
	Term Loan B, 6.50% 2018[2,3,4]	16,913	16,998	1.26
	11.00% 2019	7,835	8,442
	Dell, Inc., Term Loan B, 4.50% 2020[2,3,4]	17,164	17,268.85
	Other securities		47,959	2.37
			172,763	8.54

Materials	Reynolds Group Inc.:
7.80%	5.75% 2020	29,645	31,424	1.88
	7.125%–9.875% 2019	5,915	6,533
	First Quantum Minerals Ltd.:
	6.75% 2020[1]	16,243	16,811
	7.00% 2021[1]	17,168	17,747	1.77
	7.25% 2022[1]	1,275	1,332
	FMG Resources 6.00% 2017[1]	11,315	11,718.58
	Other securities		72,310	3.57
			157,875	7.80

Financials	CIT Group Inc.:
4.27%	3.875% 2019	12,825	13,057	1.27
	4.25%–5.50% 2017–2019[1]	11,875	12,712
	iStar Financial Inc. 4.00%–9.00% 2017–2019	22,180	22,685	1.12
	Other securities		37,994	1.88
			86,448	4.27

Other corporate	Other securities		29,922	1.48
bonds & notes
1.48%	Total corporate bonds & notes		1,865,167	92.15

Other bonds & notes 0.88%

	Other securities		17,960.88

	Total bonds, notes & other debt instruments (cost: $1,824,393,000)		1,883,127	93.03

American Funds Insurance Series

High-Income Bond Fund

Convertible securities 1.53%		Shares	Value (000)	Percent of net assets

Industrials	CEVA Group PLC, Series A-2, 2.234% convertible preferred[7,8]	2,211	$2,543.49%
0.49%	CEVA Group PLC, Series A-1, 3.234% convertible preferred[7]	4,788	7,302
			9,845.49

Other	Other securities		21,094	1.04
1.04%
	Total convertible securities (cost: $26,687,000)		30,939	1.53

Preferred securities 0.06%

Financials	Other securities		1,160.06
0.06%
	Total preferred securities (cost: $1,066,000)		1,160.06

Common stocks 0.97%

Industrials	CEVA Group PLC[1,7,9]	5,622	6,465.32
0.32%

Other	Other securities		13,209.65
0.65%
	Total common stocks (cost: $30,430,000)		19,674.97

American Funds Insurance Series

High-Income Bond Fund

Short-term securities 5.03%	Principal amount (000)	Value (000)	Percent of net assets

Wal-Mart Stores, Inc. 0.09% due 7/28/2014[1]	$35,000	$34,999	1.73%
PepsiCo Inc. 0.06% due 9/2/2014[1]	30,000	29,997	1.48
Procter & Gamble Co. 0.08% due 7/31/2014[1]	14,400	14,399.71
General Electric Co. 0.06% due 7/1/2014	13,600	13,600.67
Other securities		8,700.44

Total short-term securities (cost: $101,693,000)		101,695	5.03

Total investment securities (cost: $1,984,269,000)		2,036,595	100.62
Other assets less liabilities		(12,456)	(.62)

Net assets		$2,024,139	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

The fund has entered into forward currency contracts to sell currency as shown in the following table. The average notional amount of open forward currency contracts was $9,333,000 over the prior 12-month period.

			Contract amount		Unrealized (depreciation) appreciation at 6/30/2014 (000)
	Settlement date	Counterparty	Receive (000)	Deliver (000)
Sales:
Euros	7/9/2014	UBS AG	$1,189	€875	$(9)
Euros	7/29/2014	Bank of New York Mellon	$8,299	€6,000	83
					$74

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $895,725,000, which represented 44.25% of the net assets of the fund.

2Coupon rate may change periodically.

3Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

4Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $226,624,000, which represented 11.20% of the net assets of the fund.

5Scheduled interest and/or principal payment was not received.

6Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

7Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $25,119,000, which represented 1.24% of the net assets of the fund.

8Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired from 3/10/2010 to 1/23/2012 at a cost of $2,214,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in “Other securities,” was $4,937,000, which represented .24% of the net assets of the fund, and were acquired from 9/17/2009 to 3/15/2013 at an aggregate cost of $12,899,000.

9Security did not produce income during the last 12 months.

Key to abbreviation and symbol
LOC = Letter of Credit
€ = Euros

See Notes to Financial Statements

American Funds Insurance Series

Mortgage Fund

Summary investment portfolio June 30, 2014	unaudited

Bonds, notes & other debt instruments 101.63%		Principal amount (000)	Value (000)	Percent of net assets

Mortgage-backed obligations 65.64%

Federal agency	Fannie Mae:
mortgage-backed	4.00% 2043	$5,199	$5,542
obligations[1]	3.50% 2044[2]	57,379	59,020
57.57%	4.00% 2044[2]	4,550	4,826
	4.50% 2044[2]	6,700	7,254	29.69%
	5.00% 2044[2]	2,425	2,692
	5.00% 2044[2]	1,825	2,021
	2.514%–5.00% 2036–2043[3]	2,915	3,093
	Government National Mortgage Assn.:
	5.50% 2040	6,256	7,118
	5.00% 2041	3,360	3,705
	5.00% 2041	2,160	2,314
	6.50% 2041	2,632	2,920
	3.50% 2043	3,438	3,585	14.82
	3.50% 2043	2,933	3,057
	3.50% 2043	2,856	2,977
	3.50% 2043	2,640	2,752
	3.50% 2043	2,337	2,436
	4.00% 2044[2]	2,250	2,406
	3.50%–6.00% 2038–2043	8,427	8,886
	Freddie Mac:
	5.00% 2034	3,870	4,297
	4.00% 2044[2]	11,325	11,989
	4.50% 2044[2]	6,825	7,384	10.08
	2.351%–5.50% 2037–2044[2,3]	4,742	5,009
	Vendee Mortgage Trust:
	Series 2011–2, Class V, 3.75% 2028	5,760	6,018	2.83
	3.75%–4.25% 2033–2035	1,882	2,024
	Other securities		443.15
			163,768	57.57

Commercial	Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043	1,823	1,977.69
mortgage-backed	Other securities		11,295	3.97
securities[1]
4.66%			13,272	4.66

Other	Other securities		8,953	3.15
mortgage-backed
securities
3.15%

Collateralized	Other securities		751.26
mortgage-backed
obligations
(privately originated)
0.26%	Total mortgage-backed obligations		186,744	65.64

U.S. Treasury bonds & notes 22.50%

U.S. Treasury	0.25% 2015	21,300	21,328
14.85%	1.75% 2023	1,525	1,444
	2.75% 2023	4,500	4,610	14.85
	2.75% 2024	12,100	12,368
	2.875% 2043	2,725	2,485
			42,235	14.85

American Funds Insurance Series

Mortgage Fund

Bonds, notes & other debt instruments		Principal amount (000)	Value (000)	Percent of net assets

U.S. Treasury	2.00% 2014	$2,515	$2,521
inflation-protected	0.50% 2015[5]	5,469	5,551
securities[4]	0.125% 2016	2,685	2,757
7.65%	2.00% 2016	2,986	3,150	7.65%
	0.125% 2017	2,583	2,673
	0.375% 2023	662	675
	1.375% 2044	4,043	4,438
			21,765	7.65
	Total U.S. Treasury bonds & notes		64,000	22.50

Federal agency bonds & notes 11.91%
	Freddie Mac:
	Series K031, Class A2, multifamily 3.30% 2023[1,3]	5,022	5,232	4.07
	0.53%–3.389% 2016–2024[1,3]	6,230	6,356
	Federal Home Loan Bank:
	0.875% 2017	3,850	3,852
	Series 2816, 1.00% 2017	5,570	5,592	3.46
	5.50% 2036	300	384
	United States Agency for International Development,
	Jordan (Kingdom of) 2.503% 2020	7,000	7,044	2.48
	Federal Farm Credit Banks 0.204%–0.206% 2017[3]	2,993	2,993	1.05
	Fannie Mae 0.478%–3.506% 2015–2024[1,3]	2,362	2,418.85
			33,871	11.91
Other bonds & notes 1.58%
	Other securities		4,504	1.58
	Total bonds, notes & other debt instruments (cost: $283,645,000)		289,119	101.63

Short-term securities 32.92%

	Army and Air Force Exchange Service 0.09%–0.10% due 7/1/2014–7/16/2014[6]	9,700	9,700	3.41
	Honeywell International Inc. 0.12% due 9/19/2014–10/21/2014[6]	8,000	7,996	2.81
	Regents of the University of California 0.07% due 7/14/2014	7,000	7,000	2.46
	Chevron Corp. 0.07% due 7/23/2014[6]	7,000	6,999	2.46
	ExxonMobil Corp. 0.08% due 7/28/2014	7,000	6,999	2.46
	Abbott Laboratories 0.10% due 8/18/2014–9/22/2014[6]	7,000	6,999	2.46
	General Electric Co. 0.06% due 7/1/2014	6,700	6,700	2.36
	Coca-Cola Co. 0.11%–0.12% due 7/23/2014–10/15/2014[6]	5,800	5,799	2.04
	PepsiCo Inc. 0.08% due 7/25/2014[6]	5,600	5,600	1.97
	John Deere Bank SA 0.09% due 7/18/2014[6]	5,500	5,500	1.93
	Google Inc. 0.13% due 12/16/2014[6]	5,450	5,447	1.91
	National Rural Utilities Cooperative Finance Corp. 0.09% due 7/10/2014	5,000	5,000	1.76
	Paccar Financial Corp. 0.07% due 7/18/2014	5,000	5,000	1.76
	Microsoft Corp. 0.09% due 8/27/2014[6]	5,000	4,999	1.76
	Tennessee Valley Authority 0.05% due 7/17/2014	3,900	3,900	1.37

	Total short-term securities (cost: $93,639,000)		93,638	32.92

	Total investment securities (cost: $377,284,000)		382,757	134.55
	Other assets less liabilities		(98,286)	(34.55)

	Net assets		$284,471	100.00%

American Funds Insurance Series

Mortgage Fund

Interest rate swaps

The fund has entered into interest rate swap contracts as shown in the following table. The average notional amount of interest rate swaps was $27,990,000 over the prior 10-month period.

Pay/receive floating rate	Floating rate index	Fixed rate	Expiration date		Notional amount (000)	Unrealized appreciation (depreciation) at 6/30/2014 (000)
Receive	3-month USD-LIBOR	1.039%	11	/26/2017	$800	$3
Receive	3-month USD-LIBOR	1.314	5	/20/2018	3,000	3
Receive	3-month USD-LIBOR	1.5125	7	/22/2018	5,000	(23)
Receive	3-month USD-LIBOR	1.5775		8/6/2018	4,000	(26)
Receive	3-month USD-LIBOR	1.5625		8/9/2018	1,500	(9)
Receive	3-month USD-LIBOR	1.81	3	/27/2019	5,000	(44)
Pay	3-month USD-LIBOR	1.7905	6	/20/2019	1,550	8
Pay	3-month USD-LIBOR	1.789	6	/20/2019	6,150	30
Pay	3-month USD-LIBOR	1.7945	6	/20/2019	3,800	20
Pay	3-month USD-LIBOR	1.732	6	/27/2019	8,500	16
Pay	3-month USD-LIBOR	2.898	9	/23/2023	5,000	157
Receive	3-month USD-LIBOR	2.80125	9	/27/2023	2,500	(58)
Receive	3-month USD-LIBOR	3.34	6	/27/2044	3,500	(15)

						$62

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

2A portion or all of this security purchased on a TBA basis.

3Coupon rate may change periodically.

4Index-linked bond whose principal amount moves with a government price index.

5A portion of this security was pledged as collateral. The total value of pledged collateral was $326,000, which represented ..11% of the net assets of the fund.

6Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $72,311,000, which represented 25.42% of the net assets of the fund.

Key to abbreviation
TBA = To be announced

See Notes to Financial Statements

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Summary investment portfolio June 30, 2014	unaudited

Bonds, notes & other debt instruments 91.87%		Principal amount (000)	Value (000)	Percent of net assets

U.S. Treasury bonds & notes 46.95%

U.S. Treasury	1.50% 2016[1]	$42,150	$43,025
35.72%	1.50% 2016	29,075	29,673
	4.625% 2016	28,875	31,611
	0.625% 2017	26,000	25,713
	0.75% 2017	39,000	38,840
	0.875% 2017	25,000	25,110
	2.75% 2017	24,000	25,311
	3.25% 2017	25,235	26,938
	4.625% 2017	23,100	25,457
	2.25% 2021	120,975	122,294	35.72%
	1.625% 2022	46,698	44,119
	1.625% 2022	41,728	39,622
	1.75% 2022	47,795	46,014
	2.00% 2023	30,539	29,642
	2.50% 2023	126,525	127,222
	2.75% 2023	173,000	177,237
	2.75% 2024	133,700	136,667
	3.625% 2043	28,350	29,879
	1.00%–7.50% 2016–2044	222,930	228,457
			1,252,831	35.72

U.S. Treasury	0.50% 2015	59,012	59,897
inflation-protected	0.125% 2016	29,479	30,269
securities[2]	0.125% 2017	40,911	42,337
11.23%	0.125% 2019	31,513	32,450	11.23
	0.625% 2024	72,105	74,701
	1.375% 2044	92,257	101,267
	0.125%–2.00% 2015–2043	52,423	53,078
			393,999	11.23

	Total U.S. Treasury bonds & notes		1,646,830	46.95

Federal agency mortgage-backed obligations [3] 25.27%

	Fannie Mae:
	3.50% 2044[4]	100,450	103,322
	4.50% 2044[4]	238,100	257,776	15.40
	0%–10.353% 2017–2044[4,5]	172,426	179,019
	Freddie Mac:
	4.00% 2044	37,219	39,521
	4.50% 2044[4]	42,475	45,953	5.00
	0%–6.00% 2016–2044[4,5]	84,960	90,045
	Government National Mortgage Assn.:
	5.50% 2040	22,973	26,137
	4.50% 2044[4]	24,500	26,751	3.53
	3.00%–6.50% 2026–2058[5]	65,989	70,755
	Vendee Mortgage Trust:
	Series 2011-2, Class DA, 3.75% 2033	22,631	23,985	1.27
	Series 2010-1, Class DA, 4.25% 2035	19,099	20,571
	Other securities		2,494.07
			886,329	25.27

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets

Federal agency bonds & notes 19.65%
Federal Home Loan Bank:
5.50% 2014	$31,410	$31,607
0.375% 2015	34,750	34,830
1.75% 2018	38,000	38,329	6.18%
Series 2816, 1.00% 2017	56,095	56,314
0.375%–5.50% 2015–2036	54,545	55,623
Freddie Mac:
1.75% 2015	23,425	23,854	4.66
0.53%–3.75% 2016–2024[3,5]	136,850	139,697
United States Agency for International Development:
Ukraine 1.844% 2019	1,445	1,453
Jordan (Kingdom of) 1.945% 2019	22,750	22,882	3.22
Jordan (Kingdom of) 2.503% 2020	88,000	88,550
Federal Farm Credit Banks:
0.60% 2017	41,774	41,472	2.10
0.204%–1.625% 2014–2017[5]	32,121	32,225
Tennessee Valley Authority:
Series A, 3.875% 2021	32,975	36,307
1.875%–5.88% 2022–2060	27,450	28,632	1.90
TVA Southaven 3.846% 2033[3]	1,734	1,801
Fannie Mae 0.478%–7.125% 2015–2030[3,5]	23,304	25,590.73
Private Export Funding Corp. 1.45%–3.55% 2019–2024	22,360	22,273.64
Other securities		7,557.22
		688,996	19.65
Total bonds, notes & other debt instruments (cost: $3,179,707,000)		3,222,155	91.87

Short-term securities 20.36%

Chevron Corp. 0.07%–0.09% due 7/23/2014–9/8/2014[6]	89,500	89,484	2.55
Coca-Cola Co. 0.10%–0.17% due 8/28/2014–12/8/2014[6]	82,100	82,054	2.34
Procter & Gamble Co. 0.09%–0.12% due 9/3/2014–9/10/2014[6]	77,700	77,686	2.22
Honeywell International Inc. 0.12% due 9/19/2014–10/15/2014[6]	55,000	54,978	1.57
ExxonMobil Corp. 0.08% due 7/28/2014	50,000	49,996	1.43
Google Inc. 0.08% due 8/19/2014[6]	50,000	49,995	1.43
Federal Farm Credit Banks 0.12%–0.15% due 8/11/2014–10/17/2014	48,100	48,094	1.37
Tennessee Valley Authority 0.057% due 7/17/2014	47,000	46,999	1.34
Wal-Mart Stores, Inc. 0.09% due 7/28/2014[6]	30,000	29,999.86
Private Export Funding Corp. 0.18% due 11/19/2014[6]	29,300	29,281.83
IBM Corp. 0.10% due 9/22/2014–9/23/2014[6]	26,000	25,994.74
Other securities		129,380	3.68

Total short-term securities (cost: $713,928,000)		713,940	20.36

Total investment securities (cost: $3,893,635,000)		3,936,095	112.23
Other assets less liabilities		(428,945)	(12.23)

Net assets		$3,507,150	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Interest rate swaps

The fund has entered into interest rate swap contracts as shown in the following table. The average notional amount of interest rate swaps was $262,359,000 over the prior nine-month period.

Pay/receive floating rate	Floating rate index	Fixed rate	Expiration date		Notional amount (000)	Unrealized appreciation (depreciation) at 6/30/2014 (000)
Pay	3-month USD-LIBOR	0.4975%		1/8/2016	$25,000	$32
Receive	3-month USD-LIBOR	1.32125		1/8/2018	15,000	(62)
Receive	3-month USD-LIBOR	1.314	5	/20/2018	20,000	19
Receive	3-month USD-LIBOR	1.49	11	/29/2018	25,000	31
Receive	3-month USD-LIBOR	1.619	3	/17/2019	8,000	(3)
Pay	3-month USD-LIBOR	1.7905	6	/20/2019	34,700	172
Pay	3-month USD-LIBOR	1.789	6	/20/2019	138,700	680
Pay	3-month USD-LIBOR	1.7945	6	/20/2019	86,600	448
Receive	3-month USD-LIBOR	2.30773	4	/10/2021	19,230	(222)
Receive	3-month USD-LIBOR	2.33565	4	/11/2021	35,000	(467)
Receive	3-month USD-LIBOR	2.154	5	/29/2021	50,000	(1)
Receive	3-month USD-LIBOR	2.74125	11	/22/2023	15,000	(250)
Receive	3-month USD-LIBOR	2.7395	6	/11/2024	35,000	(397)
Pay	3-month USD-LIBOR	2.6935	6	/18/2024	5,000	35
Receive	3-month USD-LIBOR	3.34	6	/27/2044	45,000	(192)

						$(177)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1A portion of this security was pledged as collateral. The total value of pledged collateral was $8,191,000, which represented ..23% of the net assets of the fund.

2Index-linked bond whose principal amount moves with a government price index.

3Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

4A portion or all of this security purchased on a TBA basis.

5Coupon rate may change periodically.

6Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $531,472,000, which represented 15.15% of the net assets of the fund.

Key to abbreviation

TBA = To be announced

See Notes to Financial Statements

American Funds Insurance Series

Cash Management Fund

Investment portfolio June 30, 2014	unaudited

Short-term securities 100.32%		Principal amount (000)	Value (000)	Percent of net assets

Federal agency	Federal Home Loan Bank 0.045%–0.06% due 7/2/2014–8/27/2014	$84,100	$84,098	20.54%
discount notes	Fannie Mae 0.04%–0.10% due 7/14/2014–9/24/2014	82,208	82,204	20.08
55.41%	Freddie Mac 0.05%–0.06% due 7/11/2014–9/11/2014	43,168	43,167	10.54
	Federal Farm Credit Banks 0.06% due 8/18/2014	12,000	11,999	2.93
	Tennessee Valley Authority 0.05% due 7/17/2014	5,400	5,400	1.32
			226,868	55.41

Commercial paper	GlaxoSmithKline Finance PLC 0.10% due 8/18/2014[1]	13,100	13,097	3.20
26.57%	Kimberly-Clark Worldwide Inc. 0.06% due 7/14/2014[1]	11,700	11,700	2.86
	Mizuho Funding LLC 0.13% due 7/24/2014[1]	10,200	10,199	2.49
	Province of Ontario 0.10% due 7/9/2014	10,000	10,000	2.44
	Sumitomo Mitsui Banking Corp. 0.12% due 7/8/2014[1]	10,000	10,000	2.44
	Emerson Electric Co. 0.07% due 8/4/2014[1]	10,000	9,999	2.44
	Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.12% due 7/7/2014	9,500	9,500	2.32
	General Electric Co. 0.06% due 7/1/2014	8,800	8,800	2.15
	BASF AG 0.08% due 7/24/2014[1]	7,400	7,400	1.81
	BNZ International Funding Ltd. 0.15% due 7/23/2014[1]	5,900	5,899	1.44
	Walt Disney Co. 0.06% due 8/14/2014[1]	5,200	5,199	1.27
	Abbott Laboratories 0.10% due 7/11/2014[1]	4,900	4,900	1.20
	John Deere Bank SA 0.08% due 7/22/2014[1]	2,100	2,100.51
			108,793	26.57

U.S. Treasuries	U.S. Treasury Bills 0.013%–0.07% due 7/17/2014–12/26/2014	75,100	75,093	18.34
18.34%
	Total investment securities (cost: $410,748,000)		410,754	100.32
	Other assets less liabilities		(1,297)	(.32)

	Net assets		$409,457	100.00%

1Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $80,493,000, which represented 19.66% of the net assets of the fund.

See Notes to Financial Statements

American Funds Insurance Series

Managed Risk Growth Fund

Investment portfolio June 30, 2014	unaudited

		Shares	Value (000)	Percent of net assets

Growth fund	American Funds Insurance Series – Growth Fund, Class 1	665,315	$52,300	94.84%
94.84%
	Total growth fund (cost: $50,455,000)		52,300	94.84

Short-term	Government Cash Management Fund	3,197,753	3,198	5.80
securities
5.80%	Total short-term securities (cost: $3,198,000)		3,198	5.80

	Total investment securities (cost: $53,653,000)		55,498	100.64
	Other assets less liabilities		(353)	(.64)

	Net assets		$55,145	100.00%

Futures contracts

The fund did not hold any futures contracts as of June 30, 2014. The average month-end notional amount of open futures contracts while held was $2,400,000 over the prior 12-month period.

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2014, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 6/30/2014 (000)
American Funds Insurance Series –
Growth Fund, Class 1	335,489	345,875	16,049	665,315	$2,545	$52,300

See Notes to Financial Statements

American Funds Insurance Series

Managed Risk International Fund

Investment portfolio June 30, 2014	unaudited

		Shares	Value (000)	Percent of net assets

Growth fund	American Funds Insurance Series – International Fund, Class 1	1,402,460	$30,896	94.24%
94.24%
	Total growth fund (cost: $28,798,000)		30,896	94.24

Short-term	Government Cash Management Fund	2,198,962	2,199	6.70
securities
6.70%	Total short-term securities (cost: $2,199,000)		2,199	6.70

	Total investment securities (cost: $30,997,000)		33,095	100.94
	Other assets less liabilities		(309)	(.94)

	Net assets		$32,786	100.00%

Futures contracts

The fund did not hold any futures contracts as of June 30, 2014. The average month-end notional amount of open futures contracts while held was $4,069,000 over the prior 12-month period.

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2014, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 6/30/2014 (000)
American Funds Insurance Series –
International Fund, Class 1	741,709	718,080	57,329	1,402,460	$29	$30,896

See Notes to Financial Statements

American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

Investment portfolio June 30, 2014	unaudited

		Shares	Value (000)	Percent of net assets

Growth-and-income	American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	3,216,262	$45,446	95.39%
fund
95.39%	Total growth-and-income fund (cost: $41,121,000)		45,446	95.39

Short-term	Government Cash Management Fund	2,832,437	2,832	5.95
securities	Total short-term securities (cost: $2,832,000)		2,832	5.95
5.95%
	Total investment securities (cost: $43,953,000)		48,278	101.34
	Other assets less liabilities		(638)	(1.34)

	Net assets		$47,640	100.00%

Futures contracts

The fund did not hold any futures contracts as of June 30, 2014. The average month-end notional amount of open futures contracts while held was $2,392,000 over the prior 12-month period.

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2014, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 6/30/2014 (000)
American Funds Insurance Series –
Blue Chip Income and Growth Fund, Class 1	1,896,886	1,441,163	121,787	3,216,262	$185	$45,446

See Notes to Financial Statements

American Funds Insurance Series

Managed Risk Growth-Income Fund

Investment portfolio June 30, 2014	unaudited

		Shares	Value (000)	Percent of net assets

Growth-and-income	American Funds Insurance Series – Growth-Income Fund, Class 1	796,818	$41,092	93.66%
fund
93.66%	Total growth-and-income fund (cost: $39,080,000)		41,092	93.66

Short-term	Government Cash Management Fund	2,639,651	2,640	6.02
securities
6.02%	Total short-term securities (cost: $2,640,000)		2,640	6.02

	Total investment securities (cost: $41,720,000)		43,732	99.68
	Other assets less liabilities		142.32

	Net assets		$43,874	100.00%

Futures contracts

The fund did not hold any futures contracts as of June 30, 2014. The average month-end notional amount of open futures contracts while held was $2,028,000 over the prior 12-month period.

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2014, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 6/30/2014 (000)
American Funds Insurance Series –
Growth-Income Fund, Class 1	449,118	398,843	51,143	796,818	$1,893	$41,092

See Notes to Financial Statements

American Funds Insurance Series

Managed Risk Asset Allocation Fund

Investment portfolio June 30, 2014	unaudited

		Shares	Value (000)	Percent of net assets

Asset allocation	American Funds Insurance Series – Asset Allocation Fund, Class 1	68,208,236	$1,516,269	93.51%
fund
93.51%	Total asset allocation fund (cost: $1,479,076,000)		1,516,269	93.51

Short-term	Government Cash Management Fund	90,080,689	90,081	5.55
securities
5.55%	Total short-term securities (cost: $90,081,000)		90,081	5.55

	Total investment securities (cost: $1,569,157,000)		1,606,350	99.06
	Other assets less liabilities		15,233.94

	Net assets		$1,621,583	100.00%

Futures contracts

The fund did not hold any futures contracts as of June 30, 2014. The average month-end notional amount of open futures contracts while held was $37,836,000 over the prior 12-month period.

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2014, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 6/30/2014 (000)
American Funds Insurance Series –
Asset Allocation Fund, Class 1	37,702,567	30,774,445	268,776	68,208,236	$73,741	$1,516,269

See Notes to Financial Statements

American Funds Insurance Series

Financial statements

Statements of assets and liabilities at June 30, 2014

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$5,828,767	$4,335,961	$23,301,150	$8,239,931	$2,835,283
Affiliated issuers	—	92,458	275,498	—	—
Cash denominated in currencies other than U.S. dollars	1,153	228	—	3,374	—
Cash	66	127	1,310	94	5
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Receivables for:
Sales of investments	7,320	4,047	6,210	9,151	2,643
Sales of fund’s shares	2,288	773	4,078	3,102	3,018
Closed forward currency contracts	—	—	—	—	2
Dividends and interest	8,540	4,952	20,794	22,765	8,728
Other	47	—	—	242	110
	5,848,181	4,438,546	23,609,040	8,278,659	2,849,789
Liabilities:
Unrealized depreciation on open forward currency contracts	1,364	101	—	1,881	115
Payables for:
Purchases of investments	3,990	9,416	65,733	3,695	456
Repurchases of fund’s shares	6,466	4,921	49,885	10,419	5,825
Closed forward currency contracts	—	—	—	—	20
Investment advisory services	2,475	2,469	6,254	3,385	1,664
Distribution services	869	643	3,322	987	270
Insurance administrative services	3	5	4	3	12
Administrative services	48	—	192	68	23
Trustees’ deferred compensation	48	30	472	211	17
Non-U.S. taxes	—	—	—	6,203	3,469
Variation margin	—	—	—	—	—
Other	43	47	37	123	66
	15,306	17,632	125,899	26,975	11,937
Net assets at June 30, 2014	$5,832,875	$4,420,914	$23,483,141	$8,251,684	$2,837,852
Net assets consist of:
Capital paid in on shares of beneficial interest	$3,846,343	$2,977,625	$12,148,885	$5,745,367	$2,209,907
Undistributed (distributions in excess of) net investment income	24,591	(14,373)	145,554	53,831	6,106
Undistributed (accumulated) net realized gain (loss)	368,886	239,448	2,385,252	221,842	106,550
Net unrealized appreciation	1,593,055	1,218,214	8,803,450	2,230,644	515,289
Net assets at June 30, 2014	$5,832,875	$4,420,914	$23,483,141	$8,251,684	$2,837,852
Investment securities, at cost:
Unaffiliated issuers	$4,234,444	$3,084,323	$14,566,073	$6,001,441	$2,316,437
Affiliated issuers	—	125,796	207,177	—	—
Cash denominated in currencies other than U.S. dollars, at cost	1,153	228	—	3,374	—

See end of statements of assets & liabilities for footnote.

See Notes to Financial Statements

American Funds Insurance Series

unaudited
(dollars and shares in thousands, except per-share amounts)

Blue Chip Income and Growth Fund	Global Growth and Income Fund		Growth- Income Fund	International Growth and Income Fund	Capital Income Builder		Asset Allocation Fund	Global Balanced Fund		Bond Fund	Global Bond Fund
$6,836,647	$1,991,806		$25,457,353	$1,045,061	$27,934		$17,314,152	$217,161		$10,956,631	$2,843,870
—	12,974		—	—	—		—	—		—	—
—	236		67	159	—		—	—		—	432
112	84		250	75	114		1,145	90		1,295	—
—	—		—	—	—		—	30		55	1,244
—	1,224		1,498	10,528	—		127,542	819		858,032	65,284
4,718	272		13,868	870	1,655		9,185	450		14,857	1,517
—	16		—	—	—		—	—	*	195	373
11,273	4,372		33,211	3,700	102		45,875	1,012		59,899	23,901
—	—		—	—	—		—	—		—	—
6,852,750	2,010,984		25,506,247	1,060,393	29,805		17,497,899	219,562		11,890,964	2,936,621
—	79		—	—	—		—	24		796	192
6,549	3,819		57,053	4,113	1,202		494,514	6,381		2,361,374	209,055
4,419	2,489		50,577	16	—	*	8,516	111		3,382	656
—	—		—	—	—		—	5		145	241
2,241	983		5,547	546	10		3,860	114		2,857	1,167
774	372		3,087	57	1		1,181	35		963	308
1	—	*	4	4	1		2	—		5	—	*
57	17		208	8	—	*	139	2		78	22
38	14		535	3	—		163	1		69	14
—	—		2,855	—	—		—	—		—	—
—	—		—	—	—		245	—		493	—
1	152		31	234	—	*	7	4		4	31
14,080	7,925		119,897	4,981	1,214		508,627	6,677		2,370,166	211,686
$6,838,670	$2,003,059		$25,386,350	$1,055,412	$28,591		$16,989,272	$212,885		$9,520,798	$2,724,935
$4,468,508	$1,706,758		$14,683,414	$875,961	$28,179		$12,130,654	$179,576		$9,126,758	$2,553,941
148,849	36,205		165,977	24,030	3		146,973	2,182		99,222	33,129
412,994	(149,812)		1,332,850	12,279	1		812,934	1,013		82,442	50,151
1,808,319	409,908		9,204,109	143,142	408		3,898,711	30,114		212,376	87,714
$6,838,670	$2,003,059		$25,386,350	$1,055,412	$28,591		$16,989,272	$212,885		$9,520,798	$2,724,935
$5,028,338	$1,573,580		$16,250,423	$901,772	$27,526		$13,414,454	$187,055		$10,741,431	$2,757,255
—	21,133		—	—	—		—	—		—	—
—	236		67	159	—		—	—		—	1,045

American Funds Insurance Series

Statements of assets and liabilities at June 30, 2014

	High- Income Bond Fund	Mortgage Fund		U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund		Managed Risk Growth Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$2,036,595	$382,757		$3,936,095	$410,754		$3,198
Affiliated issuers	—	—		—	—		52,300
Cash denominated in currencies other than U.S. dollars	—	—		—	—		—
Cash	115	119		315	90		—
Unrealized appreciation on open forward currency contracts	83	—		—	—		—
Receivables for:
Sales of investments	15,294	4,701		290,190	—		—
Sales of fund’s shares	1,159	812		989	816		302
Closed forward currency contracts	—	—		—	—		—
Dividends and interest	31,934	800		13,773	—		—	*
Other	—	—		—	—		—
	2,085,180	389,189		4,241,362	411,660		55,800
Liabilities:
Unrealized depreciation on open forward currency contracts	9	—		—	—		—
Payables for:
Purchases of investments	58,287	104,538		731,933	—		196
Repurchases of fund’s shares	1,281	12		401	1,996		416
Closed forward currency contracts	—	—		—	—		—
Investment advisory services	765	96		948	109		9
Distribution services	219	11		371	74		9
Insurance administrative services	3	—	*	2	—		25
Administrative services	16	2		29	3		—
Trustees’ deferred compensation	52	1		54	21		—	*
Non-U.S. taxes	—	—		—	—		—
Variation margin	—	58		473	—		—
Other	409	—	*	1	—	*	—	*
	61,041	104,718		734,212	2,203		655
Net assets at June 30, 2014	$2,024,139	$284,471		$3,507,150	$409,457		$55,145
Net assets consist of:
Capital paid in on shares of beneficial interest	$2,007,796	$277,417		$3,441,684	$410,492		$51,535
Undistributed (distributions in excess of) net investment income	55,018	1,937		24,044	(1,042)		2,410
(Accumulated) undistributed net realized (loss) gain	(91,075)	(418)		(861)	1		(645)
Net unrealized appreciation	52,400	5,535		42,283	6		1,845
Net assets at June 30, 2014	$2,024,139	$284,471		$3,507,150	$409,457		$55,145
Investment securities, at cost:
Unaffiliated issuers	$1,984,269	$377,284		$3,893,635	$410,748		$3,198
Affiliated issuers	—	—		—	—		50,455
Cash denominated in currencies other than U.S. dollars, at cost	—	—		—	—		—

See end of statements of assets & liabilities for footnote.

See Notes to Financial Statements

American Funds Insurance Series

     unaudited
(dollars and shares in thousands, except per-share amounts)

Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth- Income Fund		Managed Risk Asset Allocation Fund
$2,199		$2,832		$2,640		$90,081
30,896		45,446		41,092		1,516,269
—		—		—		—
—		—		—		—
—		—		—		—
—		—		—		1,449
29		289		216		20,349
—		—		—		—
—	*	—	*	—	*	1
—		—		—		—
33,124		48,567		43,948		1,628,149
—		—		—		—
27		269		41		—
287		620		—	*	5,112
—		—		—		—
5		8		7		256
5		8		7		283
14		22		19		890
—		—		—		—
—	*	—	*	—	*	1
—		—		—		—
—		—		—		—
—	*	—	*	—	*	24
338		927		74		6,566
$32,786		$47,640		$43,874		$1,621,583
$31,241		$43,779		$40,189		$1,522,608
(48)		71		1,790		69,381
(505)		(535)		(117)		(7,599)
2,098		4,325		2,012		37,193
$32,786		$47,640		$43,874		$1,621,583
$2,199		$2,832		$2,640		$90,081
28,798		41,121		39,080		1,479,076
—		—		—		—

American Funds Insurance Series

Statements of assets and liabilities at June 30, 2014

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized:
Class 1:
Net assets	$1,570,881	$1,406,386	$7,147,027	$3,457,818	$1,520,245
Shares outstanding	56,506	51,303	90,918	156,960	63,781
Net asset value per share	$27.80	$27.41	$78.61	$22.03	$23.84
Class 2:
Net assets	$4,252,737	$3,005,794	$16,114,551	$4,741,905	$1,288,996
Shares outstanding	154,174	111,667	205,954	216,148	54,600
Net asset value per share	$27.58	$26.92	$78.24	$21.94	$23.61
Class 3:
Net assets			$213,923	$44,465
Shares outstanding			2,712	2,018
Net asset value per share			$78.88	$22.04
Class 4:
Net assets	$9,257	$8,734	$7,640	$7,496	$28,611
Shares outstanding	334	321	98	342	1,208
Net asset value per share	$27.68	$27.23	$78.30	$21.92	$23.68

	High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund		Managed Risk Growth Fund
Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized:
Class 1:
Net assets	$956,498	$233,618	$1,694,578	$52,615
Shares outstanding	83,216	21,930	136,827	4,657
Net asset value per share	$11.49	$10.65	$12.38	$11.30
Class 2:
Net assets	$1,043,748	$50,801	$1,795,414	$350,123
Shares outstanding	92,045	4,780	146,479	31,572
Net asset value per share	$11.34	$10.63	$12.26	$11.09
Class 3:
Net assets	$19,200		$13,115	$6,718
Shares outstanding	1,668		1,058	601
Net asset value per share	$11.51		$12.40	$11.18
Class 4:
Net assets	$4,693	$52	$4,043	$1
Shares outstanding	410	5	328	—	*
Net asset value per share	$11.46	$10.63	$12.34	$11.28
Class P1:
Net assets						$192
Shares outstanding						16
Net asset value per share						$11.80
Class P2:
Net assets						$54,953
Shares outstanding						4,669
Net asset value per share						$11.77

*Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

unaudited
(dollars and shares in thousands, except per-share amounts)

Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder		Asset Allocation Fund	Global Balanced Fund		Bond Fund	Global Bond Fund
$3,082,675	$197,338	$10,299,690	$776,322	$20,491		$11,225,193	$37,820		$4,824,722	$1,219,682
218,182	14,852	199,704	42,465	2,012		505,028	3,199		433,413	98,118
$14.13	$13.29	$51.57	$18.28	$10.19		$22.23	$11.82		$11.13	$12.43
$3,754,754	$1,804,853	$14,887,215	$269,345	$1		$5,714,876	$175,064		$4,686,460	$1,504,815
268,094	136,228	290,834	14,791	—	*	259,302	14,845		426,146	121,704
$14.01	$13.25	$51.19	$18.21	$10.19		$22.04	$11.79		$11.00	$12.36
		$191,500				$41,991
		3,712				1,889
		$51.60				$22.23
$1,241	$868	$7,945	$9,745	$8,099		$7,212	$1		$9,616	$438
88	66	155	535	795		326	—	*	869	35
$14.10	$13.22	$51.28	$18.21	$10.18		$22.14	$11.80		$11.07	$12.39

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
$126	$169	$129	$192,471
11	14	11	15,682
$11.00	$11.69	$12.08	$12.27
$32,660	$47,471	$43,745	$1,429,112
2,975	4,071	3,632	116,646
$10.98	$11.66	$12.05	$12.25

American Funds Insurance Series

Statements of operations for the six months ended June 30, 2014

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes)[2,3]:
Dividends	$63,116	$27,666	$210,835	$123,184	$28,238
Interest	154	326	453	423	6,049
	63,270	27,992	211,288	123,607	34,287
Fees and expenses[4]:
Investment advisory services	14,774	14,694	37,302	20,906	9,659
Distribution services	5,224	3,657	19,877	6,377	1,588
Insurance administrative services	5	8	7	4	19
Transfer agent services	— [5]	— [5]	1	1	— [5]
Administrative services	283	211	1,142	421	134
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	140	88	611	227	62
Registration statement and prospectus	31	18	121	46	13
Trustees’ compensation	30	22	138	55	14
Auditing and legal	10	11	21	17	11
Custodian	289	426	242	862	435
Other	17	11	32	20	16
Total fees and expenses before reimbusement/waiver	20,803	19,146	59,494	28,936	11,951
Less reimbursement/waiver of fees and expenses:
Investment advisory services	—	—	—	—	—
Other	—	—	—	—	—
Total reimbursement/waiver of fees and expenses	—	—	—	—	—
Total fees and expenses after reimbusement/waiver	20,803	19,146	59,494	28,936	11,951
Net investment income	42,467	8,846	151,794	94,671	22,336
Net realized gain (loss) and unrealized (depreciation) appreciation on investments, forward currency contracts, interest rate swaps, futures contracts and currency:
Net realized gain (loss) on:
Investments[3]	369,460	240,514	2,555,502	623,938	107,311
Forward currency contracts	698	22	—	(66)	(257)
Interest rate swaps	—	—	—	—	—
Futures contracts	—	—	—	—	—
Currency transactions	(1,249)	(30)	(683)	945	(384)
	368,909	240,506	2,554,819	624,817	106,670
Net unrealized (depreciation) appreciation on:
Investments	(261,708)	45,211	(1,457,003)	(418,275)	4,429
Forward currency contracts	(6,634)	(560)	—	(6,821)	(955)
Interest rate swaps	—	—	—	—	—
Futures contracts	—	—	—	—	—
Currency translations	(23)	28	(43)	(116)	14
	(268,365)	44,679	(1,457,046)	(425,212)	3,488
Net realized gain (loss) and unrealized (depreciation)
appreciation on investments, forward currency contracts,
interest rate swaps, futures contracts and currency	100,544	285,185	1,097,773	199,605	110,158
Net increase in net assets resulting from operations	$143,011	$294,031	$1,249,567	$294,276	$132,494

See end of statements of operations for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

unaudited
(dollars in thousands)

Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund		Capital Income Builder[1]		Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund
$167,250	$55,158	$225,811	$31,253		$148		$124,074	$2,597	$289	$48
161	736	3,558	288		11		55,839	912	122,119	40,493
167,411	55,894	229,369	31,541		159		179,913	3,509	122,408	40,541
13,064	5,856	32,891	3,071		18		22,680	656	17,205	6,914
4,581	2,217	18,348	329		1		7,060	203	5,880	1,866
1	1	6	6		1		3	—	7	— [5]
— [5]	— [5]	1	—	[5]	—	[5]	1	— [5]	— [5]	— [5]
327	98	1,228	48		—	[5]	812	10	470	131
—	—	—	—		—		—	—	—	—
104	30	645	6		—		361	1	199	43
52	9	127	58		—		183	4	68	28
33	10	149	5		—		86	1	48	13
4	10	22	5		—		11	5	6	2
86	146	187	115		1		118	21	25	230
9	4	37	2		—		22	11	48	23
18,261	8,381	53,641	3,645		21		31,337	912	23,956	9,250
3	—	—	—		—		—	—	—	—
—	—	—	—		—		—	—	—	—
3	—	—	—		—		—	—	—	—
18,258	8,381	53,641	3,645		21		31,337	912	23,956	9,250
149,153	47,513	175,728	27,896		138		148,576	2,597	98,452	31,291
440,417	120,731	1,342,338	14,788		3		816,887	1,222	95,509	53,036
—	(756)	(9)	—		—		—	(54)	(2,735)	(1,874)
—	—	—	—		—		(37)	—	(1,502)	—
—	—	—	—		—		—	—	—	—
—	19	(957)	(77)		(2)		(424)	1	297	(570)
440,417	119,994	1,341,372	14,711		1		816,426	1,169	91,569	50,592
(74,086)	(44,844)	161,459	9,189		408		(295,792)	5,947	192,455	62,194
—	(137)	(612)	—		—		—	29	908	4,447
—	—	—	—		—		(999)	—	(2,435)	—
—	—	—	—		—		—	—	—	—
6	(7)	(91)	14		—	[5]	(19)	(3)	(113)	(340)
(74,080)	(44,988)	160,756	9,203		408		(296,810)	5,973	190,815	66,301
366,337	75,006	1,502,128	23,914		409		519,616	7,142	282,384	116,893
$515,490	$122,519	$1,677,856	$51,810		$547		$668,192	$9,739	$380,836	$148,184

American Funds Insurance Series

Statements of operations for the six months ended June 30, 2014

	High- Income Bond Fund	Mortgage Fund		U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund	Managed Risk Growth Fund
Investment income:
Income (net of non-U.S. taxes)[2,3]:
Dividends	$411	$—		$—	$—	$2,545
Interest	63,553	2,603		32,657	173	—
	63,964	2,603		32,657	173	2,545
Fees and expenses[4]:
Investment advisory services	4,523	550		5,689	691	50
Distribution services	1,328	62		2,256	470	43
Insurance administrative services	5	—	[5]	4	—	43
Transfer agent services	— [5]	—	[5]	— [5]	— [5]	—	[5]
Administrative services	98	13		171	22	—
Accounting and administrative services	—	—		—	—	26
Reports to shareholders	24	2		43	5	—	[5]
Registration statement and prospectus	9	16		18	2	3
Trustees’ compensation	12	1		19	3	—	[5]
Auditing and legal	1	—	[5]	2	— [5]	—	[5]
Custodian	5	1		4	1	6
Other	10	6		12	1	2
Total fees and expenses before reimbusement/waiver	6,015	651		8,218	1,195	173
Less reimbursement/waiver of fees and expenses:
Investment advisory services	—	—		—	—	10
Other	—	—		—	—	31
Total reimbursement/waiver of fees and expenses	—	—		—	—	41
Total fees and expenses after reimbusement/waiver	6,015	651		8,218	1,195	132
Net investment income (loss)	57,949	1,952		24,439	(1,022)	2,413
Net realized gain (loss) and unrealized (depreciation) appreciation on investments, forward currency contracts, interest rate swaps, futures contracts and currency:
Net realized gain (loss) on:
Investments[3]	35,063	2,017		22,083	1	192
Forward currency contracts	(58)	—		—	—	—
Interest rate swaps	—	(107)		(2,308)	—	—
Futures contracts	—	—			—	(711)
Currency transactions	33	—		—	—	—	[5]
	35,038	1,910		19,775	1	(519)
Net unrealized (depreciation) appreciation on:
Investments	(11,933)	6,782		91,881	(7)	(172)
Forward currency contracts	98	—		—	—	—
Interest rate swaps	—	(89)		(4,388)	—	—
Futures contracts	—	—		—	—	—
Currency translations	(26)	—		—	—	—
	(11,861)	6,693		87,493	(7)	(172)
Net realized gain (loss) and unrealized (depreciation)
appreciation on investments, forward currency contracts,
interest rate swaps, futures contracts and currency	23,177	8,603		107,268	(6)	(691)
Net increase (decrease) in net assets resulting from operations	$81,126	$10,555		$131,707	$(1,028)	$1,722

1For the period May 1, 2014, commencement of operations, through June 30, 2014.
2Additional information related to non-U.S. taxes is included in the Notes to Financial Statements.
3Additional information related to affiliated transactions is included in the Notes to Financial Statements.
4Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
5Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

unaudited
(dollars in thousands)

Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth- Income Fund		Managed Risk Asset Allocation Fund
$29		$185		$1,893		$73,741
—		—		—		—
29		185		1,893		73,741
30		44		40		1,543
24		37		33		1,360
24		37		33		1,543
—	[5]	—	[5]	—	[5]	— [5]
—		—		—		—
25		25		25		38
—	[5]	—	[5]	—	[5]	12
2		3		3		106
—	[5]	—	[5]	—	[5]	4
—	[5]	—	[5]	—	[5]	4
6		6		6		6
1		2		2		88
112		154		142		4,704
6		9		8		308
32		31		31		73
38		40		39		381
74		114		103		4,323
(45)		71		1,790		69,418
140		210		454		1,053
—		—		—		—
—		—		—		—
(405)		(488)		(394)		(8,524)
3		—	[5]	—	[5]	4
(262)		(278)		60		(7,467)
955		2,454		15		(17,762)
—		—		—		—
—		—		—		—
—		—		—		—
—		—		—		—
955		2,454		15		(17,762)
693		2,176		75		(25,229)
$648		$2,247		$1,865		$44,189

American Funds Insurance Series

Statements of changes in net assets

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Six months ended June 30, 2014[1]	Year ended December 31, 2013	Six months ended June 30, 2014[1]	Year ended December 31, 2013	Six months ended June 30, 2014[1]	Year ended December 31, 2013
Operations:
Net investment income	$42,467	$55,608	$8,846	$361	$151,794	$171,593
Net realized gain on investments, forward currency
contracts, interest rate swaps, futures contracts and
currency transactions	368,909	929,844	240,506	472,703	2,554,819	2,727,323
Net unrealized (depreciation) appreciation on investments,
forward currency contracts, interest rate swaps,
futures contracts and currency translations	(268,365)	524,891	44,679	494,315	(1,457,046)	3,086,943
Net increase in net assets resulting from operations	143,011	1,510,343	294,031	967,379	1,249,567	5,985,859
Dividends and distributions paid to shareholders:
Dividends from net investment income	(20,990)	(71,780)	—	(33,337)	(39,612)	(221,528)
Distributions from net realized gain on investments	(559,317)	—	(18,741)	—	(1,119,414)	—
Total dividends and distributions paid to shareholders	(580,307)	(71,780)	(18,741)	(33,337)	(1,159,026)	(221,528)
Net capital share transactions	381,999	(739,453)	(54,646)	(355,428)	(165,599)	(4,421,762)
Total (decrease) increase in net assets	(55,297)	699,110	220,644	578,614	(75,058)	1,342,569
Net assets:
Beginning of period	5,888,172	5,189,062	4,200,270	3,621,656	23,558,199	22,215,630
End of period	$5,832,875	$5,888,172	$4,420,914	$4,200,270	$23,483,141	$23,558,199
Undistributed (distributions in excess of) net
investment income	$24,591	$3,114	$(14,373)	$(23,219)	$145,554	$33,372

	International Growth and Income Fund		Capital Income Builder	Asset Allocation Fund
	Six months ended June 30, 2014[1]	Year ended December 31, 2013	Period ended June 30, 2014[1,2]	Six months ended June 30, 2014[1]	Year ended December 31, 2013
Operations:
Net investment income	$27,896	$21,709	$138	$148,576	$230,855
Net realized gain (loss) on investments, forward currency
contracts, interest rate swaps, futures contracts and
currency transactions	14,711	34,613	1	816,426	825,117
Net unrealized appreciation (depreciation) on investments,
forward currency contracts, interest rate swaps,
futures contracts and currency translations	9,203	92,291	408	(296,810)	1,982,263
Net increase (decrease) in net assets resulting
from operations	51,810	148,613	547	668,192	3,038,235
Dividends and distributions paid to shareholders:
Dividends from net investment income	—	(23,927)	(135)	(46,117)	(240,318)
Distributions from net realized gain on investments	(9,656)	(14,821)	—	(808,834)	—
Total dividends and distributions paid to shareholders	(9,656)	(38,748)	(135)	(854,951)	(240,318)
Net capital share transactions	58,951	416,512	28,179	858,338	1,058,137
Total increase (decrease) in net assets	101,105	526,377	28,591	671,579	3,856,054
Net assets:
Beginning of period	954,307	427,930	—	16,317,693	12,461,639
End of period	$1,055,412	$954,307	$28,591	$16,989,272	$16,317,693
Undistributed (distributions in excess of) net
investment income	$24,030	$(3,866)	$3	$146,973	$44,514

See end of statements of changes in net assets for footnotes.
See Notes to Financial Statements

American Funds Insurance Series

(dollars in thousands)

International Fund		New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth-Income Fund
Six months ended June 30, 2014[1]	Year ended December 31, 2013	Six months ended June 30, 2014[1]	Year ended December 31, 2013	Six months ended June 30, 2014[1]	Year ended December 31, 2013	Six months ended June 30, 2014[1]	Year ended December 31, 2013	Six months ended June 30, 2014[1]	Year ended December 31, 2013
$94,671	$112,294	$22,336	$34,369	$149,153	$125,779	$47,513	$62,835	$175,728	$315,972
624,817	905,270	106,670	265,071	440,417	481,198	119,994	267,269	1,341,372	2,959,891
(425,212)	757,137	3,488	(14,019)	(74,080)	1,061,023	(44,988)	80,764	160,756	3,592,077
294,276	1,774,701	132,494	285,421	515,490	1,668,000	122,519	410,868	1,677,856	6,867,940
(5,666)	(126,296)	(3,989)	(38,680)	(27,515)	(121,475)	(9,324)	(63,217)	(66,926)	(330,882)
—	—	(264,281)	(11,688)	—	—	—	—	(1,199,049)	—
(5,666)	(126,296)	(268,270)	(50,368)	(27,515)	(121,475)	(9,324)	(63,217)	(1,265,975)	(330,882)
(1,324,695)	(1,488,019)	270,443	(49,848)	(218,401)	283,296	(138,858)	(335,904)	(58,885)	(4,856,235)
(1,036,085)	160,386	134,667	185,205	269,574	1,829,821	(25,663)	11,747	352,996	1,680,823
9,287,769	9,127,383	2,703,185	2,517,980	6,569,096	4,739,275	2,028,722	2,016,975	25,033,354	23,352,531
$8,251,684	$9,287,769	$2,837,852	$2,703,185	$6,838,670	$6,569,096	$2,003,059	$2,028,722	$25,386,350	$25,033,354
$53,831	$(35,174)	$6,106	$(12,241)	$148,849	$27,211	$36,205	$(1,984)	$165,977	$57,175

Global Balanced Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund
Six months ended June 30, 2014[1]	Year ended December 31, 2013	Six months ended June 30, 2014[1]	Year ended December 31, 2013	Six months ended June 30, 2014[1]	Year ended December 31, 2013	Six months ended June 30, 2014[1]	Year ended December 31, 2013	Six months ended June 30, 2014[1]	Year ended December 31, 2013
$2,597	$3,143	$98,452	$165,688	$31,291	$58,823	$57,949	$122,416	$1,952	$529
1,169	3,839	91,569	8,330	50,592	(31,021)	35,038	15,106	1,910	(1,198)
5,973	13,109	190,815	(351,831)	66,301	(98,103)	(11,861)	(8,925)	6,693	(2,393)
9,739	20,091	380,836	(177,813)	148,184	(70,301)	81,126	128,597	10,555	(3,062)
(71)	(2,640)	(32,961)	(176,180)	(4,684)	—	(19,374)	(127,001)	(26)	(1,659)
(1,704)	(1,389)	(3,424)	(97,344)	(22,997)	(32,698)	—	—	—	(345)
(1,775)	(4,029)	(36,385)	(273,524)	(27,681)	(32,698)	(19,374)	(127,001)	(26)	(2,004)
12,784	24,936	(95,738)	762,587	15,642	69,173	26,753	(115,679)	26,654	116,261
20,748	40,998	248,713	311,250	136,145	(33,826)	88,505	(114,083)	37,183	111,195
192,137	151,139	9,272,085	8,960,835	2,588,790	2,622,616	1,935,634	2,049,717	247,288	136,093
$212,885	$192,137	$9,520,798	$9,272,085	$2,724,935	$2,588,790	$2,024,139	$1,935,634	$284,471	$247,288
$2,182	$(344)	$99,222	$33,731	$33,129	$6,522	$55,018	$16,443	$1,937	$11

American Funds Insurance Series

Statements of changes in net assets

	U.S. Government/ AAA-Rated Securities Fund		Cash Management Fund		Managed Risk Growth Fund
	Six months ended June 30, 2014[1]	Year ended December 31, 2013	Six months ended June 30, 2014[1]	Year ended December 31, 2013	Six months ended June 30, 2014[1]	Year ended December 31, 2013[3]
Operations:
Net investment income (loss)	$24,439	$19,673	$(1,022)	$(2,280)	$2,413	$142
Net realized gain (loss) on investments, forward currency
contracts, interest rate swaps, futures contracts and
currency transactions	19,775	(10,887)	1	— [4]	(519)	(126)
Net unrealized appreciation (depreciation) on investments,
forward currency contracts, interest rate swaps,
futures contracts and currency translations	87,493	(118,491)	(7)	(11)	(172)	2,017
Net increase (decrease) in net assets resulting
from operations	131,707	(109,705)	(1,028)	(2,291)	1,722	2,033
Dividends and distributions paid to shareholders:
Dividends from net investment income	(7,192)	(27,711)	—	—	(5)	(140)
Distributions from net realized gain on investments	—	(98,424)	—	—	—	—
Total dividends and distributions paid to shareholders	(7,192)	(126,135)	—	—	(5)	(140)
Net capital share transactions	(16,624)	(189,164)	(49,548)	(73,782)	25,435	26,100
Total increase (decrease) in net assets	107,891	(425,004)	(50,576)	(76,073)	27,152	27,993
Net assets:
Beginning of period	3,399,259	3,824,263	460,033	536,106	27,993	—
End of period	$3,507,150	$3,399,259	$409,457	$460,033	$55,145	$27,993
Undistributed (distributions in excess of) net
investment income	$24,044	$6,797	$(1,042)	$(20)	$2,410	$2

1Unaudited.
2For the period May 1, 2014, commencement of operations, through June 30, 2014.
3For the period May 1, 2013, commencement of operations, through December 31, 2013.
4Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

(dollars in thousands)

Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
Six months ended June 30, 2014[1]	Year ended December 31, 2013[3]	Six months ended June 30, 2014[1]	Year ended December 31, 2013[3]	Six months ended June 30, 2014[1]	Year ended December 31, 2013[3]	Six months ended June 30, 2014[1]	Year ended December 31, 2013
$(45)	$157	$71	$346	$1,790	$205	$69,418	$8,194
(262)	(280)	(278)	(257)	60	(177)	(7,467)	(47)
955	1,143	2,454	1,871	15	1,997	(17,762)	54,945
648	1,020	2,247	1,960	1,865	2,025	44,189	63,092
(9)	(114)	(4)	(342)	(3)	(202)	(126)	(8,151)
—	—	—	—	—	—	—	—
(9)	(114)	(4)	(342)	(3)	(202)	(126)	(8,151)
15,261	15,980	19,038	24,741	17,857	22,332	670,450	817,857
15,900	16,886	21,281	26,359	19,719	24,155	714,513	872,798
16,886	—	26,359	—	24,155	—	907,070	34,272
$32,786	$16,886	$47,640	$26,359	$43,874	$24,155	$1,621,583	$907,070
$(48)	$6	$71	$4	$1,790	$3	$69,381	$89

American Funds Insurance Series

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 23 different funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman”) is the sub-adviser for the risk management strategy for five of the funds (the “managed risk funds”).

The managed risk funds are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman to implement the risk management strategy, which consists of using hedging instruments – primarily short positions on exchange-traded futures contracts – to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the series reserves the right to delay the implementation.

The funds’ investment objectives and the principal strategies the funds use to achieve these objectives are as follows:

Global Growth Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

Global Small Capitalization Fund — Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

Growth Fund — Seeks to invest in a wide range of companies that appear to offer superior opportunities for growth of capital.

International Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

New World Fund — Seeks long-term capital appreciation by investing in common stocks and bonds with significant exposure to countries that have developing economies and/or markets.

Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through investments in quality common stocks.

Global Growth and Income Fund — Seeks long-term growth of capital while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.

Growth-Income Fund — Seeks long-term growth of capital and income by investing in common stocks or other securities of companies located in the U.S. and around the world.

International Growth and Income Fund — Seeks to provide long-term growth of capital and current income by investing primarily in the stocks of larger, well-established companies outside the U.S., including countries that have developing economies and/or markets.

Capital Income Builder — Seeks to provide a level of current income exceeding the average yield on U.S. stocks generally and to provide a growing stream of income over the years.

Asset Allocation Fund — Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing primarily in common stocks and fixed-income securities.

Global Balanced Fund — Seeks long-term growth of capital, conservation of principal and current income by investing in equity and debt securities in the U.S. and around the world.

Bond Fund — Seeks a high level of current income as is consistent with preservation of capital by investing primarily in bonds.

American Funds Insurance Series

Global Bond Fund — Seeks a high level of total return consistent with prudent investment management by investing primarily in a global portfolio of investment-grade bonds.

High-Income Bond Fund — Seeks a high level of current income and, secondarily, capital appreciation through a diversified portfolio consisting primarily of lower rated, higher risk corporate bonds.

Mortgage Fund — Seeks to provide current income and preservation of capital by investing primarily in mortgage-related securities.

U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income consistent with preservation of capital by investing primarily in securities guaranteed or sponsored by the U.S. government and the highest quality corporate bonds.

Cash Management Fund — Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

Managed Risk Growth Fund — Seeks to provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — Seeks to provide long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either three or four share classes (Classes 1, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables.

American Funds Insurance Series

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

American Funds Insurance Series

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment advisers’ compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

American Funds Insurance Series

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of June 30, 2014 (dollars in thousands):

Global Growth Fund

		Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$1,178,653	$—	$—	$1,178,653
Health care	971,075	—	—	971,075
Information technology	963,276	—	—	963,276
Financials	823,155	—	—	823,155
Industrials	489,493	—	—	489,493
Consumer staples	390,456	—	—	390,456
Energy	215,614	—	—	215,614
Materials	192,063	—	—	192,063
Telecommunication services	157,648	—	—	157,648
Utilities	29,020	—	—	29,020
Miscellaneous	106,986	—	—	106,986
Preferred securities	—	10,335	—	10,335
Bonds, notes & other debt instruments	—	36,322	—	36,322
Short-term securities	—	264,671	—	264,671
Total	$5,517,439	$311,328	$—	$5,828,767

		Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(1,364)	$—	$(1,364)

*Forward currency contracts are not included in the investment portfolio.

Global Small Capitalization Fund

		Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$919,776	$—	$69	$919,845
Health care	706,894	24,821	—	731,715
Information technology	553,846	9,201	71	563,118
Industrials	557,771	—	—	557,771
Financials	307,884	—	—	307,884
Energy	248,182	894	1,154	250,230
Materials	220,797	—	346	221,143
Consumer staples	157,461	—	—	157,461
Utilities	111,719	—	—	111,719
Telecommunication services	37,891	—	—	37,891
Miscellaneous	211,249	—	9,299	220,548
Rights & warrants	—	547	—	547
Convertible securities	—	1,627	3,307	4,934
Bonds, notes & other debt instruments	—	10,247	—	10,247
Short-term securities	—	333,366	—	333,366
Total	$4,033,470	$380,703	$14,246	$4,428,419

		Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(101)	$—	$(101)

*Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Growth Fund

		Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$4,323,065	$—	$—	$4,323,065
Information technology	4,224,211	—	—	4,224,211
Financials	3,251,740	—	35,539	3,287,279
Health care	3,229,157	12,083	—	3,241,240
Energy	2,685,938	—	23,667	2,709,605
Industrials	2,457,848	—	—	2,457,848
Consumer staples	1,360,151	—	—	1,360,151
Materials	640,928	—	—	640,928
Other	107,599	791	—	108,390
Miscellaneous	156,913	—	—	156,913
Preferred securities	—	2,349	—	2,349
Rights & warrants	11,366	—	—	11,366
Short-term securities	—	1,053,303	—	1,053,303
Total	$22,448,916	$1,068,526	$59,206	$23,576,648

International Fund

		Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$1,632,293	$—	$—	$1,632,293
Consumer discretionary	1,256,181	—	—	1,256,181
Health care	1,076,582	—	—	1,076,582
Information technology	1,032,373	—	—	1,032,373
Industrials	1,018,636	—	—	1,018,636
Consumer staples	491,494	—	—	491,494
Materials	344,095	7,489	—	351,584
Telecommunication services	296,733	—	—	296,733
Utilities	261,128	—	—	261,128
Energy	253,601	—	—	253,601
Miscellaneous	161,598	—	1,840	163,438
Rights & warrants	443	—	—	443
Bonds, notes & other debt instruments	—	42,371	—	42,371
Short-term securities	—	363,074	—	363,074
Total	$7,825,157	$412,934	$1,840	$8,239,931

		Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(1,881)	$—	$(1,881)

*Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

New World Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$466,035	$—	$—	$466,035
Consumer discretionary	355,558	—	—	355,558
Financials	355,062	—	34	355,096
Consumer staples	296,992	—	—	296,992
Energy	245,437	1,101	—	246,538
Health care	196,348	—	—	196,348
Industrials	118,516	—	—	118,516
Telecommunication services	110,464	—	—	110,464
Materials	109,257	—	—	109,257
Utilities	45,990	—	—	45,990
Miscellaneous	138,191	—	—	138,191
Preferred securities	1,004	—	—	1,004
Bonds, notes & other debt instruments:
Bonds & notes of governments outside the U.S.	—	151,225	—	151,225
Corporate bonds & notes	—	26,264	—	26,264
U.S. Treasury bonds & notes	—	17,620	—	17,620
Short-term securities	—	200,185	—	200,185
Total	$2,438,854	$396,395	$34	$2,835,283

		Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(115)	$—	$(115)

*Forward currency contracts are not included in the investment portfolio.

Blue Chip Income and Growth Fund

		Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,066,245	$—	$—	$1,066,245
Industrials	979,930	—	—	979,930
Consumer staples	962,943	—	—	962,943
Information technology	936,417	—	—	936,417
Telecommunication services	614,316	—	—	614,316
Utilities	447,263	—	—	447,263
Consumer discretionary	420,250	—	—	420,250
Energy	337,212	—	—	337,212
Financials	190,722	—	—	190,722
Materials	175,152	—	—	175,152
Miscellaneous	328,256	—	—	328,256
Short-term securities	—	377,941	—	377,941
Total	$6,458,706	$377,941	$—	$6,836,647

American Funds Insurance Series

Global Growth and Income Fund

		Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$417,253	$—	$—	$417,253
Industrials	281,413	—	—	281,413
Consumer discretionary	245,547	—	—	245,547
Information technology	236,824	—	—	236,824
Health care	206,904	—	—	206,904
Telecommunication services	138,135	—	—	138,135
Consumer staples	125,784	—	—	125,784
Materials	105,614	—	—	105,614
Utilities	101,601	—	—	101,601
Energy	69,425	—	—	69,425
Miscellaneous	8,010	—	—	8,010
Preferred securities	424	—	—	424
Rights & warrants	67	—	—	67
Convertible securities	—	1,381	—	1,381
Bonds, notes & other debt instruments	—	15,608	—	15,608
Short-term securities	—	50,790	—	50,790
Total	$1,937,001	$67,779	$—	$2,004,780

		Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(79)	$—	$(79)

*Forward currency contracts are not included in the investment portfolio.

Growth-Income Fund

		Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$4,367,560	$—	$—	$4,367,560
Information technology	4,039,475	—	—	4,039,475
Consumer discretionary	3,351,357	—	—	3,351,357
Industrials	2,541,075	—	—	2,541,075
Energy	2,475,450	—	—	2,475,450
Financials	1,838,291	—	—	1,838,291
Materials	1,786,961	—	—	1,786,961
Consumer staples	1,679,828	—	—	1,679,828
Telecommunication services	545,860	—	—	545,860
Utilities	234,931	—	—	234,931
Miscellaneous	925,439	—	—	925,439
Rights & warrants	3,766	—	—	3,766
Convertible securities	—	78,472	—	78,472
Bonds, notes & other debt instruments	—	67,897	—	67,897
Short-term securities	—	1,520,991	—	1,520,991
Total	$23,789,993	$1,667,360	$—	$25,457,353

American Funds Insurance Series

International Growth and Income Fund

		Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$245,332	$—	$—	$245,332
Consumer discretionary	148,467	—	—	148,467
Utilities	111,954	—	—	111,954
Health care	110,245	—	—	110,245
Consumer staples	102,969	—	—	102,969
Industrials	80,315	—	—	80,315
Materials	43,708	—	—	43,708
Telecommunication services	40,842	—	—	40,842
Energy	35,160	—	—	35,160
Information technology	28,682	—	—	28,682
Miscellaneous	5,801	—	—	5,801
Convertible securities	—	3,412	—	3,412
Bonds, notes & other debt instruments	—	6,880	—	6,880
Short-term securities	—	81,294	—	81,294
Total	$953,475	$91,586	$—	$1,045,061

Capital Income Builder

		Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer staples	$3,326	$—	$—	$3,326
Health care	2,856	—	—	2,856
Financials	2,716	—	—	2,716
Telecommunication services	2,607	—	—	2,607
Utilities	2,421	—	—	2,421
Energy	2,087	—	—	2,087
Consumer discretionary	1,613	—	—	1,613
Information technology	1,145	—	—	1,145
Industrials	1,028	—	—	1,028
Materials	797	—	—	797
Miscellaneous	776	—	—	776
Rights & warrants	—	11	—	11
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	2,925	—	2,925
Corporate bonds & notes	—	1,315	—	1,315
U.S. Treasury bonds & notes	—	809	—	809
Asset-backed obligations	—	252	—	252
Short-term securities	—	1,250	—	1,250
Total	$21,372	$6,562	$—	$27,934

American Funds Insurance Series

Asset Allocation Fund

		Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,805,752	$—	$—	$1,805,752
Consumer discretionary	1,763,794	—	—	1,763,794
Financials	1,738,553	—	—	1,738,553
Industrials	1,322,565	7,064	1	1,329,630
Energy	1,252,097	—	—	1,252,097
Health care	1,142,774	—	—	1,142,774
Materials	856,403	—	1,952	858,355
Consumer staples	801,939	—	—	801,939
Other	268,342	—	—	268,342
Miscellaneous	489,006	—	2,486	491,492
Convertible securities	—	16,455	—	16,455
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	1,910,289	—	1,910,289
Corporate bonds & notes	—	1,356,709	465	1,357,174
Mortgage-backed obligations	—	771,961	—	771,961
Federal agency bonds & notes	—	183,746	—	183,746
Other bonds & notes	—	42,678	—	42,678
Short-term securities	—	1,579,121	—	1,579,121
Total	$11,441,225	$5,868,023	$4,904	$17,314,152

		Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on interest rate swaps	$—	$(999)	$—	$(999)

*Interest rate swaps are not included in the investment portfolio.

American Funds Insurance Series

Global Balanced Fund

		Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$24,068	$—	$—	$24,068
Industrials	23,393	—	—	23,393
Consumer staples	20,298	—	—	20,298
Information technology	18,693	—	—	18,693
Health care	13,679	—	—	13,679
Consumer discretionary	13,092	—	—	13,092
Materials	7,622	578	—	8,200
Energy	7,974	—	—	7,974
Telecommunication services	4,834	—	—	4,834
Utilities	2,433	—	—	2,433
Miscellaneous	—	14	—	14
Preferred securities	—	166	—	166
Rights & warrants	—	32	—	32
Convertible securities	—	947	—	947
Bonds, notes & other debt instruments:
Bonds & notes of governments outside the U.S.	—	34,110	—	34,110
Corporate bonds & notes	—	15,776	—	15,776
U.S. Treasury bonds & notes	—	10,846	—	10,846
Mortgage-backed obligations	—	5,907	—	5,907
Short-term securities	—	12,699	—	12,699
Total	$136,086	$81,075	$—	$217,161

		Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$30	$—	$30
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(24)	—	(24)
Total	$—	$6	$—	$6

*Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Bond Fund

		Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$3,564,386	$—	$3,564,386
Corporate bonds & notes	—	2,861,360	739	2,862,099
Mortgage-backed obligations	—	2,471,937	—	2,471,937
Federal agency bonds & notes	—	222,766	—	222,766
Other bonds & notes	—	347,984	—	347,984
Convertible securities	—	1,525	—	1,525
Preferred securities	—	3,774	—	3,774
Common stocks	—	24	222	246
Short-term securities	—	1,481,914	—	1,481,914
Total	$—	$10,955,670	$961	$10,956,631

		Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$55	$—	$55
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(796)	—	(796)
Unrealized depreciation on interest rate swaps	—	(2,101)	—	(2,101)
Total	$—	$(2,842)	$—	$(2,842)

*Forward currency contracts and interest rate swaps are not included in the investment portfolio.

Global Bond Fund

		Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$613,287	$—	$613,287
Japanese yen	—	160,186	—	160,186
British pounds	—	140,661	—	140,661
Mexican pesos	—	89,777	—	89,777
Polish zloty	—	77,942	—	77,942
Swedish kronor	—	30,143	—	30,143
South Korean won	—	28,843	—	28,843
Hungarian forints	—	19,271	—	19,271
U.S. dollars	—	1,248,217	28	1,248,245
Other currencies	—	130,099	—	130,099
Convertible securities	—	544	—	544
Common stocks	—	496	—	496
Short-term securities	—	304,376	—	304,376
Total	$—	$2,843,842	$28	$2,843,870

		Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,244	$—	$1,244
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(192)	—	(192)
Total	$—	$1,052	$—	$1,052

*Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

High-Income Bond Fund

		Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,863,919	$1,248	$1,865,167
Other bonds & notes	—	17,960	—	17,960
Convertible securities	13,577	15,315	2,047	30,939
Preferred securities	—	1,160	—	1,160
Common stocks	7,695	6,470	5,509	19,674
Short-term securities	—	101,695	—	101,695
Total	$21,272	$2,006,519	$8,804	$2,036,595

		Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$83	$—	$83
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(9)	—	(9)
Total	$—	$74	$—	$74

*Forward currency contracts are not included in the investment portfolio.

Mortgage Fund
At June 30, 2014, all of the fund’s investments were classified as Level 2.

U.S. Government/AAA-Rated Securities Fund
At June 30, 2014, all of the fund’s investments were classified as Level 2.

Cash Management Fund
At June 30, 2014, all of the fund’s investment securities were classified as Level 2.

Managed Risk Growth Fund
At June 30, 2014, all of the fund’s investment securities were classified as Level 1.

Managed Risk International Fund
At June 30, 2014, all of the fund’s investment securities were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund
At June 30, 2014, all of the fund’s investment securities were classified as Level 1.

Managed Risk Growth-Income Fund
At June 30, 2014, all of the fund’s investment securities were classified as Level 1.

Managed Risk Asset Allocation Fund
At June 30, 2014, all of the fund’s investment securities were classified as Level 1.

American Funds Insurance Series

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds, or bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations.

American Funds Insurance Series

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Currency — The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related securities — Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, a fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the time in which the securities are expected to be paid off could be extended. This may reduce a fund’s cash for potential reinvestment in higher yielding securities.

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While a fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in money market securities — The values and liquidity of the securities held by a fund may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Low interest rate environment — During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification — As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding would adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Insurance Series

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the risk management strategy of the managed risk fund.

Management — The managed risk funds are subject to the risk that the methods employed by the sub-adviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of individual underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and the respective underlying fund.

Futures — A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid.

Hedging — Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the risk management strategy may not effectively protect the managed risk funds from market declines and will limit the managed risk funds’ participation in market gains. The use of the risk management strategy could cause a managed risk fund to underperform as compared to the underlying fund in certain rising market conditions.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Some of the funds have entered into certain investment transactions and contracts as further described.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of the Government Cash Management Fund, a cash management vehicle offered by Bank of New York Mellon (“BNY Mellon”), the funds’ custodian bank. The Government Cash Management Fund is managed by the Dreyfus Corporation.

Unfunded commitments — High-Income Bond Fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of June 30, 2014, the maximum exposure of unfunded bond commitments for High-Income Bond Fund was $656,000, which would represent 0.03% of the net assets of the fund should such commitments become due. Unrealized appreciation of $5,000 is included in other payables in the fund’s statement of assets and liabilities and net unrealized appreciation on investments in the fund’s statement of operations.

American Funds Insurance Series

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations. As of June 30, 2014, Global Growth Fund, Global Small Capitalization Fund, International Fund, New World Fund, Global Growth and Income Fund, Global Balanced Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts to purchase and/or sell currencies.

Interest rate swaps — Some of the funds have entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit with a clearinghouse cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin in the statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations. As of June 30, 2014, Asset Allocation Fund, Bond Fund, Mortgage Fund and U.S. Government/AAA-Rated Securities Fund had open interest rate swaps.

Futures contracts — The managed risk funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, which is known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with a broker or FCM, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives “variation margin” based on the increase or decrease in the value of the futures contracts and records variation margin in the statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund

American Funds Insurance Series

records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund did not hold any futures contracts as of June 30, 2014.

The following tables present the financial statement impacts resulting from the funds’ use of forward currency contracts, interest rate swaps and/or futures contracts as of June 30, 2014 (dollars in thousands):

		Global Growth Fund	Global Small Capitalization Fund	International Fund	New World Fund	Global Growth and Income Fund
Location on statements of assets
Assets	and liabilities
Forward currency	Unrealized appreciation on open forward
	currency contracts	$ —	$ —	$ —	$ —	$ —
Forward currency	Receivables for closed forward
	currency contracts	—	—	—	2	16
Interest rate swaps	Variation margin on interest rate swaps	—	—	—	—	—
Futures contracts	Variation margin on futures contracts	—	—	—	—	—
		$ —	$ —	$ —	$ 2	$ 16

Location on statements of assets
Liabilities	and liabilities
Forward currency	Unrealized depreciation on open forward
	currency contracts	$ 1,364	$ 101	$ 1,881	$ 115	$ 79
Forward currency	Payables for closed forward
	currency contracts	—	—	—	20	—
Interest rate swaps	Variation margin on interest rate swaps	—	—	—	—	—
Futures contracts	Variation margin on futures contracts	—	—	—	—	—
		$ 1,364	$ 101	$ 1,881	$ 135	$ 79

Net realized
gain (loss)	Location on statements of operations
Forward currency	Net realized gain (loss) on forward
	currency contracts	$ 698	$ 22	$ (66)	$(257)	$(756)
Interest rate swaps	Net realized loss on interest rate swaps	—	—	—	—	—
Futures contracts	Net realized loss on futures contracts	—	—	—	—	—
		$ 698	$ 22	$ (66)	$(257)	$(756)

Net unrealized
depreciation	Location on statements of operations
Forward currency	Net unrealized depreciation
	on forward currency contracts	$(6,634)	$(560)	$(6,821)	$(955)	$(137)
Interest rate swaps	Net unrealized appreciation
	on interest rate swaps	—	—	—	—	—
		$(6,634)	$(560)	$(6,821)	$(955)	$(137)

American Funds Insurance Series

		Growth- Income Fund	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund
Location on statements of assets
Assets	and liabilities
Forward currency	Unrealized appreciation on open forward
	currency contracts	$ —	$ —	$ 30	$ 55	$ 1,244
Forward currency	Receivables for closed forward
	currency contracts	—	—	—*	195	373
Interest rate swaps	Variation margin on interest rate swaps	—	—	—	—	—
Futures contracts	Variation margin on futures contracts	—	—	—	—	—
		$ —	$ —	$ 30	$ 250	$ 1,617

Location on statements of assets
Liabilities	and liabilities
Forward currency	Unrealized depreciation on open forward
	currency contracts	$ —	$ —	$ 24	$ 796	$ 192
Forward currency	Payables for closed forward
	currency contracts	—	—	5	145	241
Interest rate swaps	Variation margin on interest rate swaps	—	245	—	493	—
Futures contracts	Variation margin on futures contracts	—	—	—	—	—
		$ —	$ 245	$ 29	$ 1,434	$ 433

Net realized
loss	Location on statements of operations
Forward currency	Net realized loss on forward
	currency contracts	$ (9)	$ —	$(54)	$(2,735)	$(1,874)
Interest rate swaps	Net realized loss on interest
	rate swaps	—	(37)	—	(1,502)	—
Futures contracts	Net realized loss on futures contracts	—	—	—	—	—
		$ (9)	$ (37)	$(54)	$(4,237)	$(1,874)

Net unrealized
(depreciation)
appreciation	Location on statements of operations
Forward currency	Net unrealized (depreciation) appreciation
	on forward currency contracts	$(612)	$ —	$ 29	$ 908	$ 4,447
Interest rate swaps	Net unrealized depreciation
	on interest rate swaps	—	(999)	—	(2,435)	—
		$(612)	$(999)	$ 29	$(1,527)	$ 4,447

See end of tables for footnote.

American Funds Insurance Series

		High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund
Location on statements of assets
Assets	and liabilities
Forward currency	Unrealized appreciation on open forward
	currency contracts	$ 83	$ —	$ —	$ —	$ —
Forward currency	Receivables for closed forward
	currency contracts	—	—	—	—	—
Interest rate swaps	Variation margin on interest rate swaps	—	—	—	—	—
Futures contracts	Variation margin on futures contracts	—	—	—	—	—
		$ 83	$ —	$ —	$ —	$ —

Location on statements of assets
Liabilities	and liabilities
Forward currency	Unrealized depreciation on open forward
	currency contracts	$ 9	$ —	$ —	$ —	$ —
Forward currency	Payables for closed forward
	currency contracts	—	—	—	—	—
Interest rate swaps	Variation margin on interest rate swaps	—	58	473	—	—
Futures contracts	Variation margin on futures contracts	—	—	—	—	—
		$ 9	$ 58	$ 473	$ —	$ —

Net realized
loss	Location on statements of operations
Forward currency	Net realized loss on forward
	currency contracts	$(58)	$ —	$ —	$ —	$ —
Interest rate swaps	Net realized loss on interest
	rate swaps	—	(107)	(2,308)	—	—
Futures contracts	Net realized loss on futures contracts	—	—	—	(711)	(405)
		$(58)	$(107)	$(2,308)	$(711)	$(405)

Net unrealized
appreciation
(depreciation)	Location on statements of operations
Forward currency	Net unrealized appreciation
	on forward currency contracts	$ 98	$ —	$ —	$ —	$ —
Interest rate swaps	Net unrealized depreciation
	on interest rate swaps	—	(89)	(4,388)	—	—
		$ 98	$ (89)	$(4,388)	$ —	$ —

American Funds Insurance Series

		Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Location on statements of assets
Assets	and liabilities
Forward currency	Unrealized appreciation on open forward
	currency contracts	$ —	$ —	$ —
Forward currency	Receivables for closed forward
	currency contracts	—	—	—
Interest rate swaps	Variation margin on interest rate swaps	—	—	—
Futures contracts	Variation margin on futures contracts	—	—	—
		$ —	$ —	$ —

Location on statements of assets
Liabilities	and liabilities
Forward currency	Unrealized depreciation on open forward
	currency contracts	$ —	$ —	$ —
Forward currency	Payables for closed forward
	currency contracts	—	—	—
Interest rate swaps	Variation margin on interest rate swaps	—	—	—
Futures contracts	Variation margin on futures contracts	—	—	—
		$ —	$ —	$ —

Net realized
loss	Location on statements of operations
Forward currency	Net realized loss on forward
	currency contracts	$ —	$ —	$ —
Interest rate swaps	Net realized loss on interest rate swaps	—	—	—
Futures contracts	Net realized loss on futures contracts	(488)	(394)	(8,524)
		$(488)	$(394)	$(8,524)

Net unrealized
appreciation	Location on statements of operations
Forward currency	Net unrealized appreciation on forward
	currency contracts	$ —	$ —	$ —
Interest rate swaps	Net unrealized appreciation on interest
	rate swaps	—	—	—
		$ —	$ —	$ —

*Amount less than one thousand.

Collateral — Funds that invest in forward currency contracts, interest rate swaps and/or futures contracts participate in a collateral program. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For interest rate swaps and futures contracts, the program calls for the fund to pledge collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party to the contract cannot meet its contractual obligations.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency, with the same settlement date and with the same counterparty, are settled net of each party’s payment obligation. For financial reporting purposes, financial assets and financial liabilities that are subject to netting arrangements are not offset in the funds’ statements of assets and liabilities. The following tables present each fund’s forward currency contracts by counterparty, including those that are subject to potential offset on the statements of assets and liabilities as of June 30, 2014 (dollars in thousands):

American Funds Insurance Series

Global Growth Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Liabilities:
Bank of America, N.A.	$1,065	$—	$(598)	$—	$467
Bank of New York Mellon	222	—	—	—	222
Citibank	77	—	—	—	77
	$1,364	$—	$(598)	$—	$766

International Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Liabilities:
Barclays Bank PLC	$1,378	$—	$(807)	$—	$571
Bank of America, N.A.	251	—	—	—	251
Citibank	119	—	—	—	119
UBS AG	133	—	—	—	133
	$1,881	$—	$(807)	$—	$1,074

Global Balanced Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$8	$(8)	$—	$—	$—
Bank of New York Mellon	1	—	—	—	1
Citibank	5	(5)	—	—	—
HSBC Bank	1	(1)	—	—	—
UBS AG	15	—	—	—	15
	$30	$(14)	$—	$—	$16
Liabilities:
Bank of America, N.A.	$9	$(8)	$—	$—	$1
Citibank	15	(5)	—	—	10
HSBC Bank	5	(1)	—	—	4
	$29	$(14)	$—	$—	$15

See end of rights of offset tables for footnote.

American Funds Insurance Series

Bond Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of New York Mellon	$55	$—	$—	$—	$55
Barclays Bank PLC	195	—	(195)	—	—
	$250	$—	$(195)	$—	$55
Liabilities:
Bank of America, N.A.	$182	$—	$—	$—	$182
Citibank	59	—	(59)	—	—
HSBC Bank	527	—	—	—	527
JPMorgan Chase	64	—	—	—	64
UBS AG	109	—	(109)	—	—
	$941	$—	$(168)	$—	$773

Global Bond Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$43	$(35)	$(8)	$—	$—
Bank of New York Mellon	141	—	—	—	141
Barclays Bank PLC	151	(78)	(73)	—	—
Citibank	345	(33)	(312)	—	—
HSBC Bank	162	(162)	—	—	—
UBS AG	775	(58)	(287)	—	430
	$1,617	$(366)	$(680)	$—	$571
Liabilities:
Bank of America, N.A.	$35	$(35)	$—	$—	$—
Barclays Bank PLC	78	(78)	—	—	—
Citibank	33	(33)	—	—	—
HSBC Bank	229	(162)	(67)	—	—
UBS AG	58	(58)	—	—	—
	$433	$(366)	$(67)	$—	$—

*Non-cash collateral is shown on a settlement basis.

American Funds Insurance Series

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2014, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2010. Global Balanced Fund and Mortgage Fund are not subject to examination by U.S. federal tax authorities for tax years before 2011, the year the funds commenced operations. Managed Risk Asset Allocation Fund is not subject to examination by U.S. federal tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, and Managed Risk Growth-Income Fund are not subject to examination by U.S. federal tax authorities for tax years before 2013, the year the funds commenced operations. Capital Income Builder is not subject to examination by U.S. federal tax authorities for tax years before 2014, the year the fund commenced operations.

The funds are not subject to examination by state tax authorities for tax years before 2009. Global Balanced Fund and Mortgage Fund are not subject to examination by state tax authorities for tax years before 2011, the year the funds commenced operations. Managed Risk Asset Allocation Fund is not subject to examination by state tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, and Managed Risk Growth-Income Fund are not subject to examination by state tax authorities for tax years before 2013, the year the funds commenced operations. Capital Income Builder is not subject to examination by state tax authorities for tax years before 2014, the year the fund commenced operations.

The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, and Global Growth and Income Fund for tax years before 2007; Growth-Income Fund for tax years before 2010; and International Growth and Income Fund and Global Balanced Fund for tax years before 2011. All other funds are not subject to examination by tax authorities outside the U.S.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; net operating losses; amortization of premiums or discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the tables in this section, some of the funds had capital loss carryforwards available at December 31, 2013. These will be used to offset any capital gains realized by the funds in the current year or in subsequent years through the expiration dates. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

American Funds Insurance Series

The components of distributable earnings on a tax basis are reported as of December 31, 2013, the funds’ most recent year-end. Tax basis unrealized appreciation (depreciation) and cost of investment securities are reported as of June 30, 2014.

Additional tax basis disclosures are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
As of December 31, 2013:
Undistributed ordinary income	$20,842	$—	$39,391	$5,567	$10,239	$27,244
Undistributed long-term capital gain	559,294	18,718	1,119,339	—	257,909	—
Capital loss carryforward:
Expiring 2017	—	—	—	(301,746)	—	(24,747)
Expiring 2018	—	—	—	(84,504)	—	—
	$—	$—	$—	$(386,250)	$—	$(24,747)
As of June 30, 2014:
Gross unrealized appreciation on
investment securities	$1,685,063	$1,509,455	$8,882,203	$2,376,499	$617,420	$1,830,044
Gross unrealized depreciation on
investment securities	(103,155)	(314,924)	(253,868)	(190,334)	(113,954)	(24,411)
Net unrealized appreciation
on investment securities	$1,581,908	$1,194,531	$8,628,335	$2,186,165	$503,466	$1,805,633
Cost of investment securities	$4,246,859	$3,233,888	$14,948,313	$6,053,766	$2,331,817	$5,031,014

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fun	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
As of December 31, 2013:
Undistributed ordinary income	$9,315	$66,475	$—	$—	$112,411	$70
Late-year ordinary loss deferral*	—	—	(484)	—	—	—
Undistributed long-term capital gain	—	1,199,030	9,645	—	741,534	1,690
Post-October capital loss deferral*	—	—	(2,420)	—	—	—
Capital loss carryforward:
Expiring 2017	(273,401)	—	—	—	—	—
Expiring 2018	(297)	—	—	—	—	—
	$(273,698)	$—	$—	$—	$—	$—
As of June 30, 2014:
Gross unrealized appreciation on
investment securities	$468,830	$9,345,545	$163,446	$602	$4,000,320	$31,963
Gross unrealized depreciation on
investment securities	(66,101)	(155,678)	(23,538)	(210)	(104,562)	(2,436)
Net unrealized appreciation
on investment securities	$402,729	$9,189,867	$139,908	$392	$3,895,758	$29,527
Cost of investment securities	$1,602,051	$16,267,486	$905,153	$27,542	$13,418,394	$187,634

See end of tables for footnote.

American Funds Insurance Series

	Bond Fund	Global Bond Fund	High-Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
As of December 31, 2013:
Undistributed ordinary income	$32,510	$4,548	$19,230	$21	$7,043	$—
Undistributed long-term capital gain	2,533	22,985	—	—	—	—
Post-October capital loss deferral*	—	—	—	—	—	—
Capital loss carryforward:
No expiration	—	—	—	(2,303)	(18,389)	—
Expiring 2017	—	—	(77,683)	—	—	—
	$—	$—	$(77,683)	$(2,303)	$(18,389)	$—
As of June 30, 2014:
Gross unrealized appreciation on
investment securities	$228,710	$99,354	$56,627	$5,828	$46,541	$8
Gross unrealized depreciation on
investment securities	(22,188)	(14,597)	(55,322)	(389)	(6,522)	(2)
Net unrealized appreciation
on investment securities	$206,522	$84,757	$1,305	$5,439	$40,019	$6
Cost of investment securities	$10,750,109	$2,759,113	$2,035,290	$377,318	$3,896,076	$410,748

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
As of December 31, 2013:
Undistributed ordinary income	$2	$6	$4	$3	$89
Capital loss carryforward:
No expiration	(126)	(239)	(257)	(178)	(131)
	$(126)	$(239)	$(257)	$(178)	$(131)
As of June 30, 2014:
Gross unrealized appreciation on
investment securities	$1,845	$2,094	$4,325	$2,012	$37,193
Gross unrealized depreciation on
investment securities	—	—	—	—	—
Net unrealized appreciation
on investment securities	$1,845	$2,094	$4,325	$2,012	$37,193
Cost of investment securities	$53,653	$31,001	$43,953	$41,720	$1,569,157

*These deferrals are considered incurred in the subsequent year.

American Funds Insurance Series

The tax character of distributions paid to shareholders of each fund was as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$6,046	$149,231	$155,277	$21,540	$—	$21,540
Class 2	14,914	409,357	424,271	50,234	—	50,234
Class 4	30	729	759	6	—	6
Total	$20,990	$559,317	$580,307	$71,780	$—	$71,780

Global Small Capitalization Fund

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$—	$5,850	$5,850	$9,160	$—	$9,160
Class 2	—	12,856	12,856	24,174	—	24,174
Class 4	—	35	35	3	—	3
Total	$—	$18,741	$18,741	$33,337	$—	$33,337

Growth Fund

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$33,707	$338,191	$371,898	$77,038	$—	$77,038
Class 2	5,529	770,692	776,221	142,471	—	142,471
Class 3	352	10,176	10,528	1,987	—	1,987
Class 4	24	355	379	32	—	32
Total	$39,612	$1,119,414	$1,159,026	$221,528	$—	$221,528

International Fund

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$3,457	$—	$3,457	$50,434	$—	$50,434
Class 2	2,174	—	2,174	75,225	—	75,225
Class 3	31	—	31	614	—	614
Class 4	4	—	4	23	—	23
Total	$5,666	$—	$5,666	$126,296	$—	$126,296

New World Fund

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$5,734	$136,762	$142,496	$21,178	$5,690	$26,868
Class 2	4,435	118,828	123,263	17,409	5,994	23,403
Class 4	95	2,416	2,511	93	4	97
Total	$10,264	$258,006	$268,270	$38,680	$11,688	$50,368

See end of distributions tables for footnotes.

American Funds Insurance Series

Blue Chip Income and Growth Fund

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$12,969	$—	$12,969	$54,555	$—	$54,555
Class 2	14,541	—	14,541	66,918	—	66,918
Class 4	5	—	5	2	—	2
Total	$27,515	$—	$27,515	$121,475	$—	$121,475

Global Growth and Income Fund

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$989	$—	$989	$6,810	$—	$6,810
Class 2	8,332	—	8,332	56,388	—	56,388
Class 4	3	—	3	19	—	19
Total	$9,324	$—	$9,324	$63,217	$—	$63,217

Growth-Income Fund

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$29,368	$481,640	$511,008	$142,502	$—	$142,502
Class 2	37,039	707,921	744,960	185,855	—	185,855
Class 3	500	9,150	9,650	2,493	—	2,493
Class 4	19	338	357	32	—	32
Total	$66,926	$1,199,049	$1,265,975	$330,882	$—	$330,882

International Growth and Income Fund

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$—	$7,090	$7,090	$19,657	$9,002	$28,659
Class 2	—	2,491	2,491	6,724	3,354	10,078
Class 4	—	75	75	8	3	11
Total	$—	$9,656	$9,656	$26,389	$12,359	$38,748

Capital Income Builder

	For the period ended June 30, 2014[1]
Share class	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$120		$—	$120
Class 2	—	[2]	—	—	[2]
Class 4	15		—	15
Total	$135		$—	$135

Asset Allocation Fund

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$75,708	$487,101	$562,809	$160,436	$—	$160,436
Class 2	36,837	252,911	289,748	79,271	—	79,271
Class 3	272	1,837	2,109	607	—	607
Class 4	38	247	285	4	—	4
Total	$112,855	$742,096	$854,951	$240,318	$—	$240,318

American Funds Insurance Series

Global Balanced Fund

	Six months ended June 30, 2014						Year ended December 31, 2013
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 1	$13		$304		$317		$557		$260		$817
Class 2	58		1,400		1,458		2,083		1,129		3,212
Class 4	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]
Total	$71		$1,704		$1,775		$2,640		$1,389		$4,029

Bond Fund

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$17,593	$1,717	$19,310	$89,562	$43,797	$133,359
Class 2	15,338	1,704	17,042	86,573	53,541	140,114
Class 4	30	3	33	45	6	51
Total	$32,961	$3,424	$36,385	$176,180	$97,344	$273,524

Global Bond Fund

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains		Total distributions paid
Class 1	$3,836	$10,164	$14,000	$6,185		$7,310		$13,495
Class 2	847	12,829	13,676	8,801		10,402		19,203
Class 4	1	4	5	—	[2]	—	[2]	—	[2]
Total	$4,684	$22,997	$27,681	$14,986		$17,712		$32,698

High-Income Bond Fund

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$9,235	$—	$9,235	$55,659	$—	$55,659
Class 2	9,912	—	9,912	70,100	—	70,100
Class 3	181	—	181	1,237	—	1,237
Class 4	46	—	46	5	—	5
Total	$19,374	$—	$19,374	$127,001	$—	$127,001

Mortgage Fund

	Six months ended June 30, 2014					Year ended December 31, 2013
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 1	$21		$—	$21		$1,647		$46		$1,693
Class 2	5		—	5		296		15		311
Class 4	—	[2]	—	—	[2]	—	[2]	—	[2]	—	[2]
Total	$26		$—	$26		$1,943		$61		$2,004

U.S. Government/AAA-Rated Securities Fund

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains		Total distributions paid
Class 1	$3,789	$—	$3,789	$35,942	$25,494		$61,436
Class 2	3,368	—	3,368	35,681	28,443		64,124
Class 3	26	—	26	318	255		573
Class 4	9	—	9	2	—	[2]	2
Total	$7,192	$—	$7,192	$71,943	$54,192		$126,135

American Funds Insurance Series

Managed Risk Growth Fund

	Six months ended June 30, 2014					Year ended December 31, 2013[3]
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$—	[2]	$—	$—	[2]	$1	$—	$1
Class P2	5		—	5		139	—	139
Total	$5		$—	$5		$140	$—	$140

Managed Risk International Fund

	Six months ended June 30, 2014					Year ended December 31, 2013[3]
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$—	[2]	$—	$—	[2]	$1	$—	$1
Class P2	9		—	9		113	—	113
Total	$9		$—	$9		$114	$—	$114

Managed Risk Blue Chip Income and Growth Fund

	Six months ended June 30, 2014					Year ended December 31, 2013[3]
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$—	[2]	$—	$—	[2]	$2	$—	$2
Class P2	4		—	4		340	—	340
Total	$4		$—	$4		$342	$—	$342

Managed Risk Growth-Income Fund

	Six months ended June 30, 2014					Year ended December 31, 2013[3]
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$—	[2]	$—	$—	[2]	$1	$—	$1
Class P2	3		—	3		201	—	201
Total	$3		$—	$3		$202	$—	$202

Managed Risk Asset Allocation Fund

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$15	$—	$15	$1,126	$—	$1,126
Class P2	111	—	111	7,025	—	7,025
Total	$126	$—	$126	$8,151	$—	$8,151

1For the period May 1, 2014, commencement of operations, through June 30, 2014.

2Amount less than one thousand.

3For the period May 1, 2013, commencement of operations, through December 31, 2013.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the funds.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. Sub-advisory fees for the managed risk funds are paid by CRMC to Milliman. The managed risk funds are not responsible for paying any sub-advisory fees.

American Funds Insurance Series

Investment advisory services waivers — CRMC is currently waiving a portion of its investment advisory services fees for Blue Chip Income and Growth Fund and each of the managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the six months ended June 30, 2014, total investment advisory services fees waived by CRMC were $344,000.

The range of rates and asset levels and the current annualized rates of average net assets for each fund, before and after the investment advisory services waiver, are as follows:

	Rates		Net asset level (in billions)		For the period ended	For the period ended
Fund	Beginning with	Ending with	Up to	In excess of	June 30, 2014, before waiver	June 30, 2014, after waiver
Global Growth Fund	.690%	.460%	$.6	$5.0	.52%	.52%
Global Small Capitalization Fund	.800	.635	.6	5.0	.70	.70
Growth Fund	.500	.280	.6	34.0	.33	.33
International Fund	.690	.430	.5	21.0	.50	.50
New World Fund	.850	.620	.5	2.5	.72	.72
Blue Chip Income and Growth Fund	.500	.370	.6	4.0	.40	.40
Global Growth and Income Fund	.690	.480	.6	3.0	.60	.60
Growth-Income Fund	.500	.219	.6	34.0	.27	.27
International Growth and Income Fund	.690	.530	.5	1.0	.64	.64
Capital Income Builder	.500		all		.50	.50
Asset Allocation Fund	.500	.244	.6	13.0	.28	.28
Global Balanced Fund	.660	.510	.5	1.0	.66	.66
Bond Fund	.480	.330	.6	8.0	.37	.37
Global Bond Fund	.570	.450	1.0	3.0	.53	.53
High-Income Bond Fund	.500	.420	.6	2.0	.46	.46
Mortgage Fund	.420	.290	.6	3.0	.42	.42
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.33	.33
Cash Management Fund	.320	.270	1.0	2.0	.32	.32
Managed Risk Growth Fund	.250		all		.25	.20
Managed Risk International Fund	.250		all		.25	.20
Managed Risk Blue Chip Income and Growth Fund	.250		all		.25	.20
Managed Risk Growth-Income Fund	.250		all		.25	.20
Managed Risk Asset Allocation Fund	.250		all		.25	.20

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the following table. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 2	0.25%	0.25%
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the funds are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the funds.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

American Funds Insurance Series

Administrative services — The series has an administrative services agreement that applies to all funds except the managed risk funds. Under the agreement, each share class pays an annual fee of 0.01% based on its respective average daily net assets to compensate CRMC for providing administrative services. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third-parties that provide services to fund shareholders.

Accounting and administrative services — The managed risk funds have a sub-administration agreement with BNY Mellon under which the funds compensate BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Reimbursement of fees and expenses — CRMC is currently reimbursing a portion of other expenses for each of the managed risk funds so that each fund’s expenses do not exceed 0.28% of its respective average daily net assets. Other expenses exclude investment advisory services and distribution services fees. For the six months ended June 30, 2014, total expenses reimbursed by CRMC were $198,000.

Class-specific expenses under the agreements for each fund were as follows (dollars in thousands):

Global Growth Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$74
Class 2	5,219	—	209
Class 4	5	5	—	*
Total class-specific expenses	$5,224	$5	$283

Global Small Capitalization Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$65
Class 2	3,649	—	146
Class 4	8	8	—	*
Total class-specific expenses	$3,657	$8	$211

Growth Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$344
Class 2	19,682	—	787
Class 3	188	—	11
Class 4	7	7	—	*
Total class-specific expenses	$19,877	$7	$1,142

International Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$166
Class 2	6,333	—	253
Class 3	40	—	2
Class 4	4	4	—	*
Total class-specific expenses	$6,377	$4	$421

New World Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$70
Class 2	1,569	—	63
Class 4	19	19	1
Total class-specific expenses	$1,588	$19	$134

Blue Chip Income and Growth Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$144
Class 2	4,579	—	183
Class 4	2	1	—	*
Total class-specific expenses	$4,581	$1	$327

Global Growth and Income Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$9
Class 2	2,216	—	89
Class 4	1	1	—	*
Total class-specific expenses	$2,217	$1	$98

Growth-Income Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$491
Class 2	18,172	—	728
Class 3	170	—	9
Class 4	6	6	—	*
Total class-specific expenses	$18,348	$6	$1,228

See end of class-specific expenses tables for footnote.

American Funds Insurance Series

International Growth and Income Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$35
Class 2	323	—	13
Class 4	6	6	—	*
Total class-specific expenses	$329	$6	$48

Capital Income Builder

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$—	*
Class 2	—	—	—
Class 4	1	1	—	*
Total class-specific expenses	$1	$1	$—	*

Asset Allocation Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$529
Class 2	7,020	—	281
Class 3	37	—	2
Class 4	3	3	—	*
Total class-specific expenses	$7,060	$3	$812

Global Balanced Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$2
Class 2	203	—	8
Class 4	—	—	—
Total class-specific expenses	$203	$—	$10

Bond Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$235
Class 2	5,873	—	235
Class 4	7	7	—	*
Total class-specific expenses	$5,880	$7	$470

Global Bond Fund

	Distribution services		Insurance administrative services		Administrative services
Class 1	$—		$—		$57
Class 2	1,866		—		74
Class 4	—	*	—	*	—	*
Total class-specific expenses	$1,866		$—	*	$131

High-Income Bond Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$45
Class 2	1,306	—	52
Class 3	17	—	1
Class 4	5	5	—	*
Total class-specific expenses	$1,328	$5	$98

Mortgage Fund

	Distribution services		Insurance administrative services		Administrative services
Class 1	$—		$—		$11
Class 2	62		—		2
Class 4	—	*	—	*	—	*
Total class-specific expenses	$62		$—	*	$13

U.S. Government/AAA-Rated Securities Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$81
Class 2	2,240	—	89
Class 3	12	—	1
Class 4	4	4	—	*
Total class-specific expenses	$2,256	$4	$171

Cash Management Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$—
Class 2	463	—	3
Class 3	7	—	19
Class 4	—	—	—	*
Total class-specific expenses	$470	$—	$22

Managed Risk Growth Fund

	Distribution services	Insurance administrative services
Class P1	$—	$ —	*
Class P2	43	43
Total class-specific expenses	$43	$43

Managed Risk International Fund

	Distribution services	Insurance administrative services
Class P1	$—	$ —	*
Class P2	24	24
Total class-specific expenses	$24	$24

American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

	Distribution services	Insurance administrative services
Class P1	$—	$ —	*
Class P2	37	37
Total class-specific expenses	$37	$37

Managed Risk Growth-Income Fund

	Distribution services	Insurance administrative services
Class P1	$—	$ —	*
Class P2	33	33
Total class-specific expenses	$33	$33

Managed Risk Asset Allocation Fund

	Distribution services	Insurance administrative services
Class P1	$—	$183
Class P2	1,360	1,360
Total class-specific expenses	$1,360	$1,543

*Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

Fund	Current fees		Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$27		$3		$30
Global Small Capitalization Fund	20		2		22
Growth Fund	110		28		138
International Fund	43		12		55
New World Fund	13		1		14
Blue Chip Income and Growth Fund	31		2		33
Global Growth and Income Fund	9		1		10
Growth-Income Fund	117		32		149
International Growth and Income Fund	5		—	*	5
Capital Income Builder	—		—		—
Asset Allocation Fund	76		10		86
Global Balanced Fund	1		—	*	1
Bond Fund	44		4		48
Global Bond Fund	12		1		13
High-Income Bond Fund	9		3		12
Mortgage Fund	1		—	*	1
U.S. Government/AAA-Rated Securities Fund	16		3		19
Cash Management Fund	2		1		3
Managed Risk Growth Fund	—	*	—	*	—	*
Managed Risk International Fund	—	*	—	*	—	*
Managed Risk Blue Chip Income and Growth Fund	—	*	—	*	—	*
Managed Risk Growth-Income Fund	—	*	—	*	—	*
Managed Risk Asset Allocation Fund	4		—	*	4

*Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

American Funds Insurance Series

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales[1,2]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class 1	$106,748	3,614	$155,277	5,679		$(84,441)	(2,865)	$177,584	6,428
Class 2	33,558	1,145	424,271	15,639		(262,332)	(8,965)	195,497	7,819
Class 4	8,265	282	759	28		(106)	(4)	8,918	306
Total net increase (decrease)	$148,571	5,041	$580,307	21,346		$(346,879)	(11,834)	$381,999	14,553

Year ended December 31, 2013
Class 1	$258,243	10,345	$21,540	764		$(652,054)	(23,190)	$(372,271)	(12,081)
Class 2	273,799	12,031	50,234	1,788		(692,022)	(26,313)	(367,989)	(12,494)
Class 4	881	30	5	—	[3]	(79)	(2)	807	28
Total net increase (decrease)	$532,923	22,406	$71,779	2,552		$(1,344,155)	(49,505)	$(739,453)	(24,547)

Global Small Capitalization Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class 1	$163,487	6,167	$5,850	221		$(89,639)	(3,394)	$79,698	2,994
Class 2	31,931	1,236	12,856	493		(183,631)	(7,097)	(138,844)	(5,368)
Class 4	5,775	219	35	1		(1,310)	(50)	4,500	170
Total net increase (decrease)	$201,193	7,622	$18,741	715		$(274,580)	(10,541)	$(54,646)	(2,204)

Year ended December 31, 2013
Class 1	$285,973	12,430	$9,160	410		$(337,663)	(15,049)	$(42,530)	(2,209)
Class 2	58,648	2,581	24,174	1,098		(399,343)	(17,694)	(316,521)	(14,015)
Class 4	4,861	201	3	—	[3]	(1,241)	(50)	3,623	151
Total net increase (decrease)	$349,482	15,212	$33,337	1,508		$(738,247)	(32,793)	$(355,428)	(16,073)

Growth Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class 1	$201,565	2,566	$371,598	4,818	$(442,900)	(5,631)	$130,263	1,753
Class 2	80,826	1,034	776,221	10,110	(1,152,791)	(14,770)	(295,744)	(3,626)
Class 3	242	3	10,528	136	(13,701)	(174)	(2,931)	(35)
Class 4	3,102	39	379	5	(668)	(8)	2,813	36
Total net increase (decrease)	$285,735	3,642	$1,158,726	15,069	$(1,610,060)	(20,583)	$(165,599)	(1,872)

Year ended December 31, 2013
Class 1	$294,640	4,226	$77,034	1,051	$(2,235,166)	(32,949)	$(1,863,492)	(27,672)
Class 2	157,902	2,305	142,471	1,972	(2,838,847)	(41,366)	(2,538,474)	(37,089)
Class 3	1,530	21	1,987	27	(27,728)	(401)	(24,211)	(353)
Class 4	4,782	67	32	1	(399)	(6)	4,415	62
Total net increase (decrease)	$458,854	6,619	$221,524	3,051	$(5,102,140)	(74,722)	$(4,421,762)	(65,052)

See end of capital share transactions tables for footnotes.

American Funds Insurance Series

International Fund

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class 1	$192,391	9,040	$3,457	157		$(188,252)	(8,873)	$7,596	324
Class 2	86,825	4,135	2,174	99		(1,423,223)	(67,783)	(1,334,224)	(63,549)
Class 3	129	6	31	1		(3,432)	(161)	(3,272)	(154)
Class 4	5,318	247	4	—	[3]	(117)	(6)	5,205	241
Total net increase (decrease)	$284,663	13,428	$5,666	257		$(1,615,024)	(76,823)	$(1,324,695)	(63,138)

Year ended December 31, 2013
Class 1	$248,721	12,978	$50,434	2,504		$(1,206,929)	(63,495)	$(907,774)	(48,013)
Class 2	213,458	11,190	75,225	3,750		(865,300)	(45,337)	(576,617)	(30,397)
Class 3	685	35	614	31		(6,904)	(362)	(5,605)	(296)
Class 4	2,148	110	23	1		(194)	(10)	1,977	101
Total net increase (decrease)	$465,012	24,313	$126,296	6,286		$(2,079,327)	(109,204)	$(1,488,019)	(78,605)

New World Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class 1	$170,257	6,899	$142,401	5,996	$(109,218)	(4,444)	$203,440	8,451
Class 2	17,711	721	123,263	5,241	(95,587)	(3,900)	45,387	2,062
Class 4	22,464	908	2,511	106	(3,359)	(141)	21,616	873
Total net increase (decrease)	$210,432	8,528	$268,175	11,343	$(208,164)	(8,485)	$270,443	11,386

Year ended December 31, 2013
Class 1	$291,376	12,346	$26,867	1,123	$(189,247)	(7,862)	$128,996	5,607
Class 2	67,014	2,889	23,403	991	(277,349)	(11,889)	(186,932)	(8,009)
Class 4	8,180	339	96	4	(188)	(8)	8,088	335
Total net increase (decrease)	$366,570	15,574	$50,366	2,118	$(466,784)	(19,759)	$(49,848)	(2,067)

Blue Chip Income and Growth Fund

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class 1	$224,730	16,699	$12,948	925		$(187,094)	(13,899)	$50,584	3,725
Class 2	8,174	598	14,541	1,049		(292,707)	(21,982)	(269,992)	(20,335)
Class 4	2,021	154	5	—	[3]	(1,019)	(74)	1,007	80
Total net increase (decrease)	$234,925	17,451	$27,494	1,974		$(480,820)	(35,955)	$(218,401)	(16,530)

Year ended December 31, 2013
Class 1	$986,042	89,659	$54,549	4,323		$(174,356)	(14,648)	$866,235	79,334
Class 2	13,596	1,173	66,918	5,356		(663,556)	(57,363)	(583,042)	(50,834)
Class 4	101	8	2	—	[3]	— [3]	— [3]	103	8
Total net increase (decrease)	$999,739	90,840	$121,469	9,679		$(837,912)	(72,011)	$283,296	28,508

American Funds Insurance Series

Global Growth and Income Fund

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class 1	$17,314	1,362	$981	74		$(37,805)	(3,044)	$(19,510)	(1,608)
Class 2	14,396	1,131	8,332	633		(142,345)	(11,201)	(119,617)	(9,437)
Class 4	368	29	3	—	[3]	(102)	(8)	269	21
Total net increase (decrease)	$32,078	2,522	$9,316	707		$(180,252)	(14,253)	$(138,858)	(11,024)

Year ended December 31, 2013
Class 1	$38,885	3,340	$6,806	566		$(52,061)	(4,474)	$(6,370)	(568)
Class 2	35,387	3,082	56,388	4,700		(421,844)	(36,504)	(330,069)	(28,722)
Class 4	678	56	19	2		(162)	(13)	535	45
Total net increase (decrease)	$74,950	6,478	$63,213	5,268		$(474,067)	(40,991)	$(335,904)	(29,245)

Growth-Income Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class 1	$677,510	13,138	$510,587	10,033	$(916,093)	(17,810)	$272,004	5,361
Class 2	62,523	1,221	744,960	14,746	(1,137,997)	(22,357)	(330,514)	(6,390)
Class 3	810	16	9,650	190	(15,449)	(301)	(4,989)	(95)
Class 4	4,749	93	357	7	(492)	(10)	4,614	90
Total net increase (decrease)	$745,592	14,468	$1,265,554	24,976	$(2,070,031)	(40,478)	$(58,885)	(1,034)

Year ended December 31, 2013
Class 1	$970,097	21,875	$142,493	2,962	$(3,617,332)	(84,723)	$(2,504,742)	(59,886)
Class 2	101,521	2,274	185,855	3,897	(2,617,064)	(59,419)	(2,329,688)	(53,248)
Class 3	1,397	31	2,493	52	(28,707)	(644)	(24,817)	(561)
Class 4	3,337	72	32	1	(357)	(8)	3,012	65
Total net increase (decrease)	$1,076,352	24,252	$330,873	6,912	$(6,263,460)	(144,794)	$(4,856,235)	(113,630)

International Growth and Income Fund

			Reinvestments of
	Sales[1]		dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class 1	$105,225	5,848	$7,090	388	$(62,312)	(3,587)	$50,003	2,649
Class 2	7,009	397	2,491	137	(9,325)	(525)	175	9
Class 4	9,080	512	75	4	(382)	(21)	8,773	495
Total net increase (decrease)	$121,314	6,757	$9,656	529	$(72,019)	(4,133)	$58,951	3,153

Year ended December 31, 2013
Class 1	$432,753	27,502	$28,659	1,689	$(45,474)	(2,646)	$415,938	26,545
Class 2	21,144	1,309	10,078	596	(31,345)	(1,880)	(123)	25
Class 4	791	45	11	1	(105)	(6)	697	40
Total net increase (decrease)	$454,688	28,856	$38,748	2,286	$(76,924)	(4,532)	$416,512	26,610

See end of capital share transactions tables for footnotes.

American Funds Insurance Series

Capital Income Builder

	Proceeds from initial capitalization			Sales[1]		Reinvestments of dividends				Repurchases[1]				Net increase
Share class	Amount	Shares		Amount	Shares	Amount		Shares		Amount		Shares		Amount	Shares
For the period ended June 30, 2014[4]
Class 1	$19,998	2,000		$—	—	$120		12		$—		—		$20,118	2,012
Class 2	1	—	[3]	—	—	—	[3]	—	[3]	—		—		1	—	[3]
Class 4	1	—	[3]	8,044	794	15		1		—	[3]	—	[3]	8,060	795
Total net increase (decrease)	$20,000	2,000		$8,044	794	$135		13		$—	[3]	—	[3]	$28,179	2,807

Asset Allocation Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class 1	$1,019,872	45,328	$562,809	25,535	$(754,881)	(33,369)	$827,800	37,494
Class 2	79,936	3,588	289,747	13,261	(345,977)	(15,488)	23,706	1,361
Class 3	764	34	2,110	96	(2,871)	(127)	3	3
Class 4	6,703	298	285	13	(159)	(7)	6,829	304
Total net increase (decrease)	$1,107,275	49,248	$854,951	38,905	$(1,103,888)	(48,991)	$858,338	39,162

Year ended December 31, 2013
Class 1	$1,917,257	91,983	$160,436	7,366	$(459,506)	(22,330)	$1,618,187	77,019
Class 2	214,460	10,499	79,271	3,677	(851,000)	(41,687)	(557,269)	(27,511)
Class 3	1,510	72	607	28	(5,389)	(259)	(3,272)	(159)
Class 4	487	22	4	—	— [3]	— [3]	491	22
Total net increase (decrease)	$2,133,714	102,576	$240,318	11,071	$(1,315,895)	(64,276)	$1,058,137	49,371

Global Balanced Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares
Six months ended June 30, 2014
Class 1	$131	12	$317		27		$(75)	(7)	$373		32
Class 2	14,611	1,284	1,458		124		(3,658)	(320)	12,411		1,088
Class 4	—	—	—	[3]	—	[3]	—	—	—	[3]	—	[3]
Total net increase (decrease)	$14,742	1,296	$1,775		151		$(3,733)	(327)	$12,784		1,120

Year ended December 31, 2013
Class 1	$377	35	$817		73		$(184)	(17)	$1,010		91
Class 2	33,820	3,112	3,212		288		(13,106)	(1,202)	23,926		2,198
Class 4	—	—	—	[3]	—	[3]	—	—	—	[3]	—	[3]
Total net increase (decrease)	$34,197	3,147	$4,029		361		$(13,290)	(1,219)	$24,936		2,289

American Funds Insurance Series

Bond Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class 1	$376,318	34,351	$19,282	1,740	$(250,096)	(22,698)	$145,504	13,393
Class 2	49,424	4,556	17,042	1,556	(314,209)	(28,954)	(247,743)	(22,842)
Class 4	6,833	623	33	3	(365)	(33)	6,501	593
Total net increase (decrease)	$432,575	39,530	$36,357	3,299	$(564,670)	(51,685)	$(95,738)	(8,856)

Year ended December 31, 2013
Class 1	$1,279,497	115,702	$133,350	12,270	$(615,210)	(54,877)	$797,637	73,095
Class 2	408,953	37,839	140,114	13,025	(587,137)	(53,583)	(38,070)	(2,719)
Class 4	3,160	289	51	5	(191)	(18)	3,020	276
Total net increase (decrease)	$1,691,610	153,830	$273,515	25,300	$(1,202,538)	(108,478)	$762,587	70,652

Global Bond Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class 1	$141,571	11,545	$14,000		1,135		$(79,582)	(6,525)	$75,989	6,155
Class 2	11,399	941	13,676		1,114		(85,844)	(7,057)	(60,769)	(5,002)
Class 4	417	34	5		—	[3]	— [3]	— [3]	422	34
Total net increase (decrease)	$153,387	12,520	$27,681		2,249		$(165,426)	(13,582)	$15,642	1,187

Year ended December 31, 2013
Class 1	$400,246	33,288	$13,495		1,134		$(240,206)	(20,328)	$173,535	14,094
Class 2	74,483	6,243	19,203		1,622		(198,058)	(16,777)	(104,372)	(8,912)
Class 4	10	1	—	[3]	—	[3]	— [3]	— [3]	10	1
Total net increase (decrease)	$474,739	39,532	$32,698		2,756		$(438,264)	(37,105)	$69,173	5,183

High-Income Bond Fund

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class 1	$100,694	8,830	$9,185	802		$(37,139)	(3,277)	$72,740	6,355
Class 2	12,271	1,095	9,912	877		(72,285)	(6,448)	(50,102)	(4,476)
Class 3	804	71	181	16		(1,373)	(121)	(388)	(34)
Class 4	4,879	434	46	4		(422)	(36)	4,503	402
Total net increase (decrease)	$118,648	10,430	$19,324	1,699		$(111,219)	(9,882)	$26,753	2,247

Year ended December 31, 2013
Class 1	$176,901	15,477	$55,635	5,010		$(271,595)	(23,719)	$(39,059)	(3,232)
Class 2	55,098	4,920	70,100	6,387		(199,655)	(17,691)	(74,457)	(6,384)
Class 3	2,555	222	1,237	111		(6,052)	(528)	(2,260)	(195)
Class 4	92	8	5	—	[3]	— [3]	— [3]	97	8
Total net increase (decrease)	$234,646	20,627	$126,977	11,508		$(477,302)	(41,938)	$(115,679)	(9,803)

See end of capital share transactions tables for footnotes.

American Funds Insurance Series

Mortgage Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares
Six months ended June 30, 2014
Class 1	$38,285	3,654	$21		2		$(11,537)	(1,106)	$26,769		2,550
Class 2	3,637	347	5		1		(3,807)	(364)	(165)		(16)
Class 4	310	30	—	[3]	—	[3]	(260)	(25)	50		5
Total net increase (decrease)	$42,232	4,031	$26		3		$(15,604)	(1,495)	$26,654		2,539

Year ended December 31, 2013
Class 1	$131,740	12,668	$1,693		165		$(18,122)	(1,746)	$115,311		11,087
Class 2	11,184	1,078	311		30		(10,545)	(1,019)	950		89
Class 4	—	—	—	[3]	—	[3]	—	—	—	[3]	—	[3]
Total net increase (decrease)	$142,924	13,746	$2,004		195		$(28,667)	(2,765)	$116,261		11,176

U.S. Government/AAA-Rated Securities Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class 1	$92,536	7,554	$3,789	307		$(44,717)	(3,665)	$51,608	4,196
Class 2	20,377	1,691	3,368	276		(93,735)	(7,753)	(69,990)	(5,786)
Class 3	348	28	26	2		(2,169)	(177)	(1,795)	(147)
Class 4	6,694	549	9	1		(3,150)	(258)	3,553	292
Total net increase (decrease)	$119,955	9,822	$7,192	586		$(143,771)	(11,853)	$(16,624)	(1,445)

Year ended December 31, 2013
Class 1	$160,004	12,948	$61,436	5,042		$(336,723)	(27,279)	$(115,283)	(9,289)
Class 2	61,544	5,019	64,124	5,311		(195,682)	(16,029)	(70,014)	(5,699)
Class 3	1,142	93	573	47		(6,009)	(488)	(4,294)	(348)
Class 4	452	38	2	—	[3]	(27)	(2)	427	36
Total net increase (decrease)	$223,142	18,098	$126,135	10,400		$(538,441)	(43,798)	$(189,164)	(15,300)

Cash Management Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net decrease
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class 1	$12,044	1,065	$—	—	$(16,309)	(1,442)	$(4,265)	(377)
Class 2	64,649	5,822	—	—	(108,688)	(9,789)	(44,039)	(3,967)
Class 3	1,645	147	—	—	(2,889)	(258)	(1,244)	(111)
Class 4	—	—	—	—	—	—	—	—
Total net increase (decrease)	$78,338	7,034	$—	—	$(127,886)	(11,489)	$(49,548)	(4,455)

Year ended December 31, 2013
Class 1	$26,858	2,372	$—	—	$(36,064)	(3,184)	$(9,206)	(812)
Class 2	210,456	18,884	—	—	(272,642)	(24,465)	(62,186)	(5,581)
Class 3	6,711	597	—	—	(9,101)	(810)	(2,390)	(213)
Class 4	—	—	—	—	—	—	—	—
Total net increase (decrease)	$244,025	21,853	$—	—	$(317,807)	(28,459)	$(73,782)	(6,606)

American Funds Insurance Series

Managed Risk Growth Fund

	Proceeds from initial capitalization		Sales[1]		Reinvestments of dividends				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class P1			$23	1	$—	[3]	—	[3]	$(3)	— [3]	$20	1
Class P2			26,522	2,331	5		1		(1,112)	(98)	25,415	2,234
Total net increase (decrease)			$26,545	2,332	$5		1		$(1,115)	(98)	$25,435	2,235

Year ended December 31, 2013[5]
Class P1	$100	10	$50	5	$1		—	[3]	$(1)	— [3]	$150	15
Class P2	4,900	490	22,269	2,059	139		12		(1,358)	(126)	25,950	2,435
Total net increase (decrease)	$5,000	500	$22,319	2,064	$140		12		$(1,359)	(126)	$26,100	2,450

Managed Risk International Fund

	Proceeds from initial capitalization		Sales[1]			Reinvestments of dividends				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class P1			$15	—	[3]	$—	[3]	—	[3]	$— [3]	— [3]	$15	1
Class P2			16,329	1,525		9		1		(1,092)	(102)	15,246	1,424
Total net increase (decrease)			$16,344	1,525		$9		1		$(1,092)	(102)	$15,261	1,425

Year ended December 31, 2013[5]
Class P1	$100	10	$—	—		$1		—	[3]	$— [3]	— [3]	$101	10
Class P2	4,900	490	11,094	1,073		113		11		(228)	(23)	15,879	1,551
Total net increase (decrease)	$5,000	500	$11,094	1,073		$114		11		$(228)	(23)	$15,980	1,561

Managed Risk Blue Chip Income and Growth Fund

	Proceeds from initial capitalization		Sales[1]		Reinvestments of dividends				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class P1			$35	3	$—	[3]	—	[3]	$— [3]	— [3]	$35	3
Class P2			20,819	1,858	4		—	[3]	(1,820)	(162)	19,003	1,696
Total net increase (decrease)			$20,854	1,861	$4		—	[3]	$(1,820)	(162)	$19,038	1,699

Year ended December 31, 2013[5]
Class P1	$100	10	$11	1	$2		—	[3]	$— [3]	— [3]	$113	11
Class P2	4,900	490	19,819	1,894	340		32		(431)	(41)	24,628	2,375
Total net increase (decrease)	$5,000	500	$19,830	1,895	$342		32		$(431)	(41)	$24,741	2,386

American Funds Insurance Series

Managed Risk Growth-Income Fund

	Proceeds from initial capitalization		Sales[1]		Reinvestments of dividends				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares
Six months ended June 30, 2014
Class P1			$—	—	$—	[3]	—	[3]	$— [3]	— [3]	$—	[3]	—	[3]
Class P2			20,363	1,758	3		—	[3]	(2,509)	(216)	17,857		1,542
Total net increase (decrease)			$20,363	1,758	$3		—	[3]	$(2,509)	(216)	$17,857		1,542

Year ended December 31, 2013[5]
Class P1	$100	10	$6	1	$1		—	[3]	$—	—	$107		11
Class P2	4,900	490	17,350	1,603	201		18		(226)	(21)	22,225		2,090
Total net increase (decrease)	$5,000	500	$17,356	1,604	$202		18		$(226)	(21)	$22,332		2,101

Managed Risk Asset Allocation Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class P1	$75,145	6,293	$15	1	$(3)	— [3]	$75,157	6,294
Class P2	611,381	51,318	112	9	(16,200)	(1,329)	595,293	49,998
Total net increase (decrease)	$686,526	57,611	$127	10	$(16,203)	(1,329)	$670,450	56,292

Year ended December 31, 2013
Class P1	$98,804	8,801	$1,126	96	$(5,829)	(521)	$94,101	8,376
Class P2	728,422	64,675	7,025	598	(11,691)	(1,045)	723,756	64,228
Total net increase (decrease)	$827,226	73,476	$8,151	694	$(17,520)	(1,566)	$817,857	72,604

1Includes exchanges between share classes of the fund.

2For the year ended December 31, 2013, includes amounts and shares issued to acquire the net assets of Global Discovery Fund.

3Amount less than one thousand.

4For the period May 1, 2014, commencement of operations, through June 30, 2014.

5For the period May 1, 2013, commencement of operations, through December 31, 2013.

9. Investment transactions and other disclosures

The following tables present additional information for the six months ended June 30, 2014 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
Purchases of investment securities*	$818,007	$655,805	$3,762,636	$667,318	$542,130	$1,275,285
Sales of investment securities*	1,071,867	653,796	5,342,700	1,953,023	556,662	1,491,229
Non-U.S. taxes paid on dividend income	5,046	886	3,538	11,439	2,097	528
Non-U.S. taxes paid on interest income	—	—	—	—	48	—
Non-U.S. taxes paid on realized gains	—	—	—	—	2	—
Non-U.S. taxes provided on unrealized gains	—	—	—	6,203	3,469	—
Dividends from affiliated issuers	—	134	1,484	—	—	—
Net realized gain from affiliated issuers	—	—	—	—	—	—

See end of tables for footnote.

American Funds Insurance Series

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Purchases of investment securities*	$355,439	$2,377,583	$170,996	$25,906	$4,768,713	$50,512
Sales of investment securities*	450,433	3,436,071	125,590	420	4,913,980	40,817
Non-U.S. taxes paid on dividend income	2,094	3,785	1,761	4	1,815	145
Non-U.S. taxes paid on interest income	—	—	—	—	—	4
Non-U.S. taxes paid on realized gains	—	—	—	—	—	—
Non-U.S. taxes provided on unrealized gains	130	2,855	216	—	—	—
Dividends from affiliated issuers	658	—	—	—	—	—
Net realized gain from affiliated issuers	—	—	—	—	—	—

	Bond Fund	Global Bond Fund	High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund
Purchases of investment securities*	$8,044,488	$1,661,378	$670,651	$595,005	$3,189,730
Sales of investment securities*	7,853,394	1,733,262	566,328	585,314	3,271,977
Non-U.S. taxes paid on dividend income	—	—	—	—	—
Non-U.S. taxes paid on interest income	13	152	—	—	—
Non-U.S. taxes paid on realized gains	—	82	—	—	—
Non-U.S. taxes provided on unrealized gains	—	—	—	—	—
Dividends from affiliated issuers	—	—	—	—	—
Net realized gain from affiliated issuers	—	—	—	—	—

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$27,187	$15,286	$19,500	$20,479	$691,018
Sales of investment securities*	1,256	1,224	1,604	2,634	5,971
Non-U.S. taxes paid on dividend income	—	—	—	—	—
Non-U.S. taxes paid on interest income	—	—	—	—	—
Non-U.S. taxes paid on realized gains	—	—	—	—	—
Non-U.S. taxes provided on unrealized gains	—	—	—	—	—
Dividends from affiliated issuers	2,545	29	185	1,893	73,741
Net realized gain from affiliated issuers	192	140	210	454	1,053

*Excludes short-term securities and U.S. government obligations, if any.

10. Ownership concentration

At June 30, 2014, CRMC held aggregate ownership of 72%, 18%, 11%, 17%, 12% and 14% of the outstanding shares of Capital Income Builder, Global Balanced Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, and Managed Risk Growth-Income Fund. The ownership represents the seed money invested in the funds when each fund began operations.

American Funds Insurance Series

Financial highlights

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth Fund

Class 1
6/30/14[2,3]	$30.11	$.25	[4]	$.50	$.75	$(.12)	$(2.94)	$(3.06)	$27.80	2.65%	$1,571		.55%[5]		1.69%[4,5]
12/31/13	23.58	.31		6.62	6.93	(.40)	—	(.40)	30.11	29.51	1,508		.55		1.17
12/31/12	19.40	.30		4.14	4.44	(.26)	—	(.26)	23.58	22.89	1,466		.56		1.38
12/31/11	21.61	.29		(2.16)	(1.87)	(.34)	—	(.34)	19.40	(8.66)	1,277		.55		1.37
12/31/10	19.61	.30		2.04	2.34	(.34)	—	(.34)	21.61	12.04	1,227		.56		1.54
12/31/09	13.96	.26		5.67	5.93	(.28)	—	(.28)	19.61	42.58	1,037		.56		1.59
Class 2
6/30/14[2,3]	29.92	.21	[4]	.50	.71	(.11)	(2.94)	(3.05)	27.58	2.52	4,253		.80	[5]	1.43	[4,5]
12/31/13	23.44	.24		6.58	6.82	(.34)	—	(.34)	29.92	29.18	4,379		.80		.91
12/31/12	19.29	.24		4.11	4.35	(.20)	—	(.20)	23.44	22.56	3,723		.81		1.13
12/31/11	21.48	.24		(2.15)	(1.91)	(.28)	—	(.28)	19.29	(8.89)	3,535		.80		1.13
12/31/10	19.50	.25		2.03	2.28	(.30)	—	(.30)	21.48	11.75	4,308		.81		1.30
12/31/09	13.88	.22		5.64	5.86	(.24)	—	(.24)	19.50	42.30	4,100		.82		1.36
Class 4
6/30/14[2,3]	30.07	.17	[4]	.50	.67	(.12)	(2.94)	(3.06)	27.68	2.38	9		1.05	[5]	1.16	[4,5]
12/31/13	23.58	.13		6.77	6.90	(.41)	—	(.41)	30.07	29.36	1		1.05		.43
12/31/12[2,6]	23.53	.01		.29	.30	(.25)	—	(.25)	23.58	1.27 [7]	—	[8]	.02	[7]	.04	[7]

Global Small Capitalization Fund

Class 1
6/30/14[2,3]	$25.69	$.08		$1.76	$1.84	$—	$(.12)	$(.12)	$27.41	7.16%	$1,406		.73%[5]		.60%[5]
12/31/13	20.16	.04		5.70	5.74	(.21)	—	(.21)	25.69	28.60	1,241		.74		.17
12/31/12	17.28	.09		3.09	3.18	(.30)	—	(.30)	20.16	18.51	1,019		.75		.46
12/31/11	21.67	.07		(4.14)	(4.07)	(.32)	—	(.32)	17.28	(18.94)	795		.74		.36
12/31/10	18.00	.13		3.91	4.04	(.37)	—	(.37)	21.67	22.76	818		.75		.69
12/31/09	11.18	.09		6.80	6.89	(.07)	—	(.07)	18.00	61.63	604		.76		.61
Class 2
6/30/14[2,3]	25.25	.04		1.75	1.79	—	(.12)	(.12)	26.92	7.09	3,006		.98	[5]	.34	[5]
12/31/13	19.86	(.01)		5.60	5.59	(.20)	—	(.20)	25.25	28.28	2,955		.99		(.05)
12/31/12	17.04	.04		3.03	3.07	(.25)	—	(.25)	19.86	18.18	2,603		1.00		.20
12/31/11	21.35	.02		(4.06)	(4.04)	(.27)	—	(.27)	17.04	(19.14)	2,450		.99		.10
12/31/10	17.74	.08		3.86	3.94	(.33)	—	(.33)	21.35	22.41	3,189		1.00		.45
12/31/09	11.03	.05		6.70	6.75	(.04)	—	(.04)	17.74	61.30	2,678		1.01		.36
Class 4
6/30/14[2,3]	25.57	.03		1.75	1.78	—	(.12)	(.12)	27.23	6.96	9		1.23	[5]	.20	[5]
12/31/13	20.16	(.12)		5.74	5.62	(.21)	—	(.21)	25.57	28.01	4		1.24		(.50)
12/31/12[2,6]	19.68	.01		.54	.55	(.07)	—	(.07)	20.16	2.80 [7]	—	[8]	.04	[7]	.04	[7]

See end of financial highlights tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Growth Fund

Class 1
6/30/14[2,3]	$78.54	$.59	[4]	$3.77	$4.36	$(.39)	$(3.90)	$(4.29)	$78.61	5.65%	$7,147		.35%[5]		1.50%[4,5]
12/31/13	60.90	.64		17.84	18.48	(.84)	—	(.84)	78.54	30.43	7,003		.35		.93
12/31/12	52.07	.63		8.83	9.46	(.63)	—	(.63)	60.90	18.19	7,116		.35		1.10
12/31/11	54.78	.45		(2.68)	(2.23)	(.48)	—	(.48)	52.07	(4.06)	7,426		.34		.81
12/31/10	46.45	.49		8.32	8.81	(.48)	—	(.48)	54.78	19.01	8,011		.34		1.02
12/31/09	33.51	.35		12.94	13.29	(.35)	—	(.35)	46.45	39.74	6,565		.35		.91
Class 2
6/30/14[2,3]	77.94	.49	[4]	3.74	4.23	(.03)	(3.90)	(3.93)	78.24	5.52	16,114		.60	[5]	1.25	[4,5]
12/31/13	60.45	.47		17.68	18.15	(.66)	—	(.66)	77.94	30.11	16,334		.60		.68
12/31/12	51.68	.47		8.77	9.24	(.47)	—	(.47)	60.45	17.89	14,911		.60		.83
12/31/11	54.35	.30		(2.63)	(2.33)	(.34)	—	(.34)	51.68	(4.27)	16,701		.59		.55
12/31/10	46.10	.36		8.24	8.60	(.35)	—	(.35)	54.35	18.68	19,896		.59		.76
12/31/09	33.27	.25		12.84	13.09	(.26)	—	(.26)	46.10	39.41	18,201		.60		.66
Class 3
6/30/14[2,3]	78.62	.52	[4]	3.78	4.30	(.14)	(3.90)	(4.04)	78.88	5.56	214		.53	[5]	1.32	[4,5]
12/31/13	60.97	.52		17.84	18.36	(.71)	—	(.71)	78.62	30.20	216		.53		.75
12/31/12	52.13	.53		8.83	9.36	(.52)	—	(.52)	60.97	17.97	189		.53		.92
12/31/11	54.82	.34		(2.66)	(2.32)	(.37)	—	(.37)	52.13	(4.21)	189		.52		.62
12/31/10	46.49	.40		8.31	8.71	(.38)	—	(.38)	54.82	18.76	232		.52		.82
12/31/09	33.54	.28		12.95	13.23	(.28)	—	(.28)	46.49	39.51	230		.53		.72
Class 4
6/30/14[2,3]	78.32	.39	[4]	3.76	4.15	(.27)	(3.90)	(4.17)	78.30	5.41	8		.85	[5]	1.01	[4,5]
12/31/13	60.90	.29		17.90	18.19	(.77)	—	(.77)	78.32	29.96	5		.85		.40
12/31/12[2,6]	60.55	.03		.78	.81	(.46)	—	(.46)	60.90	1.33 [7]	—	[8]	.02	[7]	.05	[7]

International Fund

Class 1
6/30/14[2,3]	$21.22	$.26		$.57	$.83	$(.02)	$—	$(.02)	$22.03	3.92%	$3,458		.54%[5]		2.45%[5]
12/31/13	17.68	.27		3.59	3.86	(.32)	—	(.32)	21.22	21.91	3,324		.54		1.41
12/31/12	15.21	.30		2.47	2.77	(.30)	—	(.30)	17.68	18.21	3,618		.54		1.81
12/31/11	18.05	.35		(2.84)	(2.49)	(.35)	—	(.35)	15.21	(13.76)	3,314		.53		2.03
12/31/10	17.17	.28		.99	1.27	(.39)	—	(.39)	18.05	7.52	3,490		.53		1.69
12/31/09	12.22	.24		5.04	5.28	(.25)	(.08)	(.33)	17.17	43.50	2,851		.54		1.70
Class 2
6/30/14[2,3]	21.15	.22		.58	.80	(.01)	—	(.01)	21.94	3.78	4,742		.79	[5]	2.12	[5]
12/31/13	17.62	.22		3.58	3.80	(.27)	—	(.27)	21.15	21.64	5,916		.79		1.15
12/31/12	15.16	.26		2.45	2.71	(.25)	—	(.25)	17.62	17.91	5,465		.79		1.57
12/31/11	17.98	.31		(2.82)	(2.51)	(.31)	—	(.31)	15.16	(13.96)	5,210		.78		1.81
12/31/10	17.11	.24		.98	1.22	(.35)	—	(.35)	17.98	7.23	6,615		.78		1.46
12/31/09	12.19	.21		5.01	5.22	(.22)	(.08)	(.30)	17.11	43.07	6,411		.79		1.48
Class 3
6/30/14[2,3]	21.24	.24		.58	.82	(.02)	—	(.02)	22.04	3.84	44		.72	[5]	2.26	[5]
12/31/13	17.70	.23		3.59	3.82	(.28)	—	(.28)	21.24	21.67	46		.72		1.22
12/31/12	15.23	.27		2.47	2.74	(.27)	—	(.27)	17.70	17.97	44		.72		1.65
12/31/11	18.05	.33		(2.83)	(2.50)	(.32)	—	(.32)	15.23	(13.85)	43		.71		1.90
12/31/10	17.18	.26		.97	1.23	(.36)	—	(.36)	18.05	7.26	61		.71		1.54
12/31/09	12.23	.22		5.04	5.26	(.23)	(.08)	(.31)	17.18	43.25	68		.72		1.54
Class 4
6/30/14[2,3]	21.16	.21		.57	.78	(.02)	—	(.02)	21.92	3.67	8		1.04	[5]	1.96	[5]
12/31/13	17.68	(.01)		3.79	3.78	(.30)	—	(.30)	21.16	21.48	2		1.04		(.07)
12/31/12[2,6]	17.79	.01		.16	.17	(.28)	—	(.28)	17.68	.98 [7]	—	[8]	.02	[7]	.05	[7]

See end of financial highlights tables for footnotes.

American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets

New World Fund

Class 1
6/30/14[2,3]	$25.08	$.22	[4]	$1.02	$1.24	$(.04)	$(2.44)	$(2.48)	$23.84	5.00%	$1,520		.77%[5]		1.79%[4,5]
12/31/13	22.93	.34		2.31	2.65	(.39)	(.11)	(.50)	25.08	11.66	1,388		.78		1.45
12/31/12	19.65	.33		3.23	3.56	(.28)	—	(.28)	22.93	18.13	1,140		.79		1.54
12/31/11	23.28	.36		(3.55)	(3.19)	(.44)	—	(.44)	19.65	(13.75)	826		.78		1.62
12/31/10	20.04	.37		3.25	3.62	(.38)	—	(.38)	23.28	18.20	774		.80		1.76
12/31/09	13.57	.34		6.42	6.76	(.29)	—	(.29)	20.04	49.95	500		.82		2.02
Class 2
6/30/14[2,3]	24.88	.19	[4]	1.01	1.20	(.03)	(2.44)	(2.47)	23.61	4.88	1,289		1.02	[5]	1.54	[4,5]
12/31/13	22.75	.28		2.29	2.57	(.33)	(.11)	(.44)	24.88	11.38	1,307		1.03		1.22
12/31/12	19.50	.28		3.19	3.47	(.22)	—	(.22)	22.75	17.82	1,378		1.04		1.31
12/31/11	23.09	.30		(3.51)	(3.21)	(.38)	—	(.38)	19.50	(13.95)	1,350		1.03		1.37
12/31/10	19.89	.31		3.22	3.53	(.33)	—	(.33)	23.09	17.87	1,739		1.05		1.52
12/31/09	13.47	.29		6.38	6.67	(.25)	—	(.25)	19.89	49.65	1,492		1.07		1.78
Class 4
6/30/14[2,3]	24.99	.16	[4]	1.01	1.17	(.04)	(2.44)	(2.48)	23.68	4.71	29		1.27	[5]	1.28	[4,5]
12/31/13	22.93	.14		2.41	2.55	(.38)	(.11)	(.49)	24.99	11.20	8		1.29		.56
12/31/12[2,6]	22.83	.01		.35	.36	(.26)	—	(.26)	22.93	1.58 [7]	—	[8]	.04	[7]	.04	[7]

Blue Chip Income and Growth Fund

Class 1
6/30/14[2,3]	$13.12	$.31	[4]	$.76	$1.07	$(.06)	$—	$(.06)	$14.13	8.16%	$3,083		.42%[5]		4.69%[4,5]
12/31/13	10.05	.27		3.06	3.33	(.26)	—	(.26)	13.12	33.26	2,814		.42		2.27
12/31/12	9.00	.24		1.04	1.28	(.23)	—	(.23)	10.05	14.18	1,357		.43		2.41
12/31/11	9.25	.19		(.25)	(.06)	(.19)	—	(.19)	9.00	(.63)	992		.42		2.08
12/31/10	8.37	.18		.87	1.05	(.17)	—	(.17)	9.25	12.61	674		.44		2.10
12/31/09	6.67	.16		1.71	1.87	(.17)	—	(.17)	8.37	28.18	408		.44		2.26
Class 2
6/30/14[2,3]	13.02	.29	[4]	.75	1.04	(.05)	—	(.05)	14.01	8.02	3,755		.67	[5]	4.46	[4,5]
12/31/13	9.97	.23		3.05	3.28	(.23)	—	(.23)	13.02	33.00	3,755		.67		2.03
12/31/12	8.93	.21		1.03	1.24	(.20)	—	(.20)	9.97	13.88	3,382		.68		2.17
12/31/11	9.18	.17		(.26)	(.09)	(.16)	—	(.16)	8.93	(.90)	3,340		.67		1.83
12/31/10	8.31	.16		.86	1.02	(.15)	—	(.15)	9.18	12.33	3,677		.69		1.87
12/31/09	6.62	.14		1.70	1.84	(.15)	—	(.15)	8.31	27.97	3,344		.69		2.06
Class 4
6/30/14[2,3]	13.12	.32	[4]	.72	1.04	(.06)	—	(.06)	14.10	7.92	1		.92	[5]	4.74	[4,5]
12/31/13	10.05	.18		3.15	3.33	(.26)	—	(.26)	13.12	33.27	—	[8]	.86		1.39
12/31/12[2,6]	10.20	.01		.03	.04	(.19)	—	(.19)	10.05	.38 [7]	—	[8]	.02	[7]	.10	[7]

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets

Global Growth and Income Fund

Class 1
6/30/14[2,3]	$12.53	$.31	[4]	$.52	$.83	$(.07)	$—	$(.07)	$13.29	6.60%	$197		.63%[5]		4.94%[4,5]
12/31/13	10.56	.39		2.00	2.39	(.42)	—	(.42)	12.53	22.81	206		.62		3.35
12/31/12	9.20	.25		1.39	1.64	(.28)	—	(.28)	10.56	17.93	180		.62		2.56
12/31/11	9.96	.28		(.75)	(.47)	(.29)	—	(.29)	9.20	(4.68)	161		.61		2.86
12/31/10	9.14	.23		.85	1.08	(.26)	—	(.26)	9.96	12.02	171		.61		2.54
12/31/09	6.68	.20		2.47	2.67	(.21)	—	(.21)	9.14	40.11	160		.63		2.63
Class 2
6/30/14[2,3]	12.51	.30	[4]	.50	.80	(.06)	—	(.06)	13.25	6.41	1,805		.88	[5]	4.83	[4,5]
12/31/13	10.54	.36		2.00	2.36	(.39)	—	(.39)	12.51	22.54	1,822		.87		3.09
12/31/12	9.19	.23		1.38	1.61	(.26)	—	(.26)	10.54	17.56	1,837		.87		2.31
12/31/11	9.94	.25		(.74)	(.49)	(.26)	—	(.26)	9.19	(4.85)	1,839		.86		2.60
12/31/10	9.12	.21		.85	1.06	(.24)	—	(.24)	9.94	11.78	2,130		.86		2.28
12/31/09	6.67	.18		2.46	2.64	(.19)	—	(.19)	9.12	39.72	1,951		.88		2.42
Class 4
6/30/14[2,3]	12.50	.28	[4]	.50	.78	(.06)	—	(.06)	13.22	6.23	1		1.13	[5]	4.39	[4,5]
12/31/13	10.55	.28		2.09	2.37	(.42)	—	(.42)	12.50	22.60	1		1.12		2.27
12/31/12[2,6]	10.64	.01		.13	.14	(.23)	—	(.23)	10.55	1.27 [7]	—	[8]	.03	[7]	.087

Growth-Income Fund

Class 1
6/30/14[2,3]	$50.72	$.40		$3.15	$3.55	$(.16)	$(2.54)	$(2.70)	$51.57	7.06%	$10,300		.29%[5]		1.58%[5]
12/31/13	38.48	.66		12.31	12.97	(.73)	—	(.73)	50.72	33.82	9,857		.29		1.49
12/31/12	33.27	.66		5.25	5.91	(.70)	—	(.70)	38.48	17.79	9,782		.29		1.79
12/31/11	34.47	.61		(1.18)	(.57)	(.63)	—	(.63)	33.27	(1.60)	9,496		.28		1.77
12/31/10	31.37	.56		3.10	3.66	(.56)	—	(.56)	34.47	11.72	9,370		.29		1.76
12/31/09	24.25	.49		7.13	7.62	(.50)	—	(.50)	31.37	31.54	8,142		.29		1.83
Class 2
6/30/14[2,3]	50.40	.34		3.12	3.46	(.13)	(2.54)	(2.67)	51.19	6.94	14,887		.54	[5]	1.33	[5]
12/31/13	38.24	.55		12.23	12.78	(.62)	—	(.62)	50.40	33.50	14,980		.54		1.25
12/31/12	33.07	.56		5.22	5.78	(.61)	—	(.61)	38.24	17.48	13,403		.54		1.53
12/31/11	34.25	.52		(1.16)	(.64)	(.54)	—	(.54)	33.07	(1.83)	13,235		.53		1.52
12/31/10	31.18	.48		3.07	3.55	(.48)	—	(.48)	34.25	11.43	16,668		.54		1.52
12/31/09	24.11	.42		7.09	7.51	(.44)	—	(.44)	31.18	31.24	16,220		.54		1.60
Class 3
6/30/14[2,3]	50.77	.36		3.15	3.51	(.14)	(2.54)	(2.68)	51.60	6.99	191		.47	[5]	1.40	[5]
12/31/13	38.52	.58		12.32	12.90	(.65)	—	(.65)	50.77	33.58	193		.47		1.32
12/31/12	33.30	.59		5.26	5.85	(.63)	—	(.63)	38.52	17.59	168		.47		1.60
12/31/11	34.49	.55		(1.18)	(.63)	(.56)	—	(.56)	33.30	(1.77)	172		.46		1.59
12/31/10	31.39	.50		3.09	3.59	(.49)	—	(.49)	34.49	11.50	209		.47		1.59
12/31/09	24.27	.45		7.12	7.57	(.45)	—	(.45)	31.39	31.30	225		.47		1.68
Class 4
6/30/14[2,3]	50.56	.29		3.11	3.40	(.14)	(2.54)	(2.68)	51.28	6.80	8		.79	[5]	1.14	[5]
12/31/13	38.47	.45		12.33	12.78	(.69)	—	(.69)	50.56	33.32	3		.79		.96
12/31/12[2,6]	38.65	.01		.39	.40	(.58)	—	(.58)	38.47	1.02 [7]	—	[8]	.01	[7]	.03	[7]

See end of financial highlights tables for footnotes.

American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets

International Growth and Income Fund

Class 1
6/30/14[2,3]	$17.48	$.52	[4]	$.45	$.97	$—	$(.17)	$(.17)	$18.28	5.55%	$776		.69%[5]		5.88%[4,5]
12/31/13	15.29	.44		2.50	2.94	(.47)	(.28)	(.75)	17.48	19.39	696		.69		2.63
12/31/12	13.40	.37		1.89	2.26	(.37)	—	(.37)	15.29	16.84	203		.74		2.50
12/31/11	15.25	.47		(1.77)	(1.30)	(.44)	(.11)	(.55)	13.40	(8.51)	35		.73		3.17
12/31/10	14.92	.38		.68	1.06	(.33)	(.40)	(.73)	15.25	7.24	32		.74		2.61
12/31/09	10.92	.36		4.04	4.40	(.19)	(.21)	(.40)	14.92	40.38	28		.74		2.74
Class 2
6/30/14[2,3]	17.43	.50	[4]	.45	.95	—	(.17)	(.17)	18.21	5.45	269		.945		5.69	[4,5]
12/31/13	15.25	.38		2.51	2.89	(.43)	(.28)	(.71)	17.43	19.09	257		.94		2.28
12/31/12	13.37	.40		1.81	2.21	(.33)	—	(.33)	15.25	16.50	225		.99		2.77
12/31/11	15.21	.42		(1.75)	(1.33)	(.40)	(.11)	(.51)	13.37	(8.71)	199		.98		2.89
12/31/10	14.90	.35		.67	1.02	(.31)	(.40)	(.71)	15.21	6.92	180		.99		2.37
12/31/09	10.92	.26		4.10	4.36	(.17)	(.21)	(.38)	14.90	40.04	99		.99		1.89
Class 4
6/30/14[2,3]	17.45	.45	[4]	.48	.93	—	(.17)	(.17)	18.21	5.33	10		1.19	[5]	5.05	[4,5]
12/31/13	15.29	.03		2.87	2.90	(.46)	(.28)	(.74)	17.45	19.16	1		1.19		.18
12/31/12[2,6]	15.56	.01		.09	.10	(.37)	—	(.37)	15.29	.62 [7]	—	[8]	.04	[7]	.07	[7]

Capital Income Builder

Class 1
6/30/14[2,3,9]	$10.00	$.06		$.19	$.25	$(.06)	$—	$(.06)	$10.19	2.51%	$21		.09%		.63%
Class 2
6/30/14[2,3,9]	10.00	.06		.19	.25	(.06)	—	(.06)	10.19	2.51 [7]	—	[8]	.07	[7]	.64	[7]
Class 4
6/30/14[2,3,9]	10.00	.04		.20	.24	(.06)	—	(.06)	10.18	2.36	8		.18		.43

Asset Allocation Fund

Class 1
6/30/14[2,3]	$22.49	$.21		$.72	$.93	$(.07)	$(1.12)	$(1.19)	$22.23	4.14%	$11,225		.30%[5]		1.92%[5]
12/31/13	18.43	.35		4.07	4.42	(.36)	—	(.36)	22.49	24.04	10,515		.31		1.71
12/31/12	16.17	.37		2.28	2.65	(.39)	—	(.39)	18.43	16.44	7,199		.31		2.11
12/31/11	16.28	.37		(.12)	.25	(.36)	—	(.36)	16.17	1.56	5,932		.31		2.25
12/31/10	14.75	.35		1.52	1.87	(.34)	—	(.34)	16.28	12.75	5,235		.31		2.33
12/31/09	12.16	.35		2.59	2.94	(.35)	—	(.35)	14.75	24.27	4,151		.32		2.65
Class 2
6/30/14[2,3]	22.33	.18		.71	.89	(.06)	(1.12)	(1.18)	22.04	4.00	5,715		.55	[5]	1.67	[5]
12/31/13	18.31	.30		4.03	4.33	(.31)	—	(.31)	22.33	23.69	5,760		.56		1.47
12/31/12	16.06	.33		2.27	2.60	(.35)	—	(.35)	18.31	16.19	5,225		.56		1.86
12/31/11	16.17	.33		(.13)	.20	(.31)	—	(.31)	16.06	1.30	5,151		.56		1.99
12/31/10	14.65	.31		1.51	1.82	(.30)	—	(.30)	16.17	12.50	5,689		.57		2.08
12/31/09	12.08	.32		2.56	2.88	(.31)	—	(.31)	14.65	23.98	5,537		.58		2.45
Class 3
6/30/14[2,3]	22.51	.19		.71	.90	(.06)	(1.12)	(1.18)	22.23	4.02	42		.48	[5]	1.74	[5]
12/31/13	18.45	.32		4.06	4.38	(.32)	—	(.32)	22.51	23.81	42		.49		1.54
12/31/12	16.18	.34		2.29	2.63	(.36)	—	(.36)	18.45	16.28	38		.49		1.93
12/31/11	16.29	.34		(.13)	.21	(.32)	—	(.32)	16.18	1.36	38		.49		2.05
12/31/10	14.75	.32		1.53	1.85	(.31)	—	(.31)	16.29	12.62	44		.50		2.15
12/31/09	12.17	.33		2.57	2.90	(.32)	—	(.32)	14.75	23.95	44		.51		2.53
Class 4
6/30/14[2,3]	22.46	.16		.71	.87	(.07)	(1.12)	(1.19)	22.14	3.88	7		.80	[5]	1.40	[5]
12/31/13	18.43	.27		4.12	4.39	(.36)	—	(.36)	22.46	23.89	1		.79		1.22
12/31/12[2,6]	18.52	.01		.21	.22	(.31)	—	(.31)	18.43	1.17 [7]	—	[8]	.01	[7]	.08	[7]

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets

Global Balanced Fund

Class 1
6/30/14[2,3]	$11.37	$.16	[4]	$.39	$.55	$— [11]	$(.10)	$(.10)	$11.82	4.84%	$38		.71%[5]		2.81%[4,5]
12/31/13	10.34	.22		1.07	1.29	(.18)	(.08)	(.26)	11.37	12.56	36		.70		2.05
12/31/12	9.35	.20		.98	1.18	(.19)	—	(.19)	10.34	12.58	32		.72		2.00
12/31/11[2,10]	10.00	.13		(.72)	(.59)	(.06)	—	(.06)	9.35	(5.89)	28		.695		1.995
Class 2
6/30/14[2,3]	11.35	.15	[4]	.39	.54	— [11]	(.10)	(.10)	11.79	4.77	175		.965		2.57	[4,5]
12/31/13	10.33	.20		1.06	1.26	(.16)	(.08)	(.24)	11.35	12.23	156		.95		1.79
12/31/12	9.35	.17		.97	1.14	(.16)	—	(.16)	10.33	12.24	119		.97		1.76
12/31/11[2,10]	10.00	.09		(.69)	(.60)	(.05)	—	(.05)	9.35	(5.97)	72		.945		1.455
Class 4
6/30/14[2,3]	11.35	.16	[4]	.39	.55	— [11]	(.10)	(.10)	11.80	4.857	—	[8]	.685,7		2.78	[4,5,7]
12/31/13	10.33	.22		1.06	1.28	(.18)	(.08)	(.26)	11.35	12.497	—	[8]	.717		1.987
12/31/12[2,6]	10.47	.01		.03	.04	(.18)	—	(.18)	10.33	.407	—	[8]	.037		.057

Bond Fund

Class 1
6/30/14[2,3]	$10.73	$.12		$.32	$.44	$(.04)	$— [11]	$(.04)	$11.13	4.15%	$4,825		.38%[5]		2.22%[5]
12/31/13	11.29	.22		(.43)	(.21)	(.23)	(.12)	(.35)	10.73	(1.89)	4,506		.39		2.01
12/31/12	10.99	.25		.36	.61	(.31)	—	(.31)	11.29	5.58	3,917		.39		2.23
12/31/11	10.67	.32		.36	.68	(.36)	—	(.36)	10.99	6.41	4,354		.38		2.89
12/31/10	10.33	.33		.36	.69	(.35)	—	(.35)	10.67	6.73	4,768		.38		3.03
12/31/09	9.45	.42		.80	1.22	(.34)	—	(.34)	10.33	12.83	3,775		.39		4.19
Class 2
6/30/14[2,3]	10.61	.11		.32	.43	(.04)	— [11]	(.04)	11.00	4.05	4,686		.63	[5]	1.97	[5]
12/31/13	11.17	.19		(.43)	(.24)	(.20)	(.12)	(.32)	10.61	(2.16)	4,763		.64		1.76
12/31/12	10.87	.22		.36	.58	(.28)	—	(.28)	11.17	5.37	5,044		.64		1.97
12/31/11	10.56	.29		.35	.64	(.33)	—	(.33)	10.87	6.10	4,984		.63		2.64
12/31/10	10.23	.30		.36	.66	(.33)	—	(.33)	10.56	6.44	5,074		.63		2.79
12/31/09	9.36	.40		.79	1.19	(.32)	—	(.32)	10.23	12.61	4,635		.64		4.00
Class 4
6/30/14[2,3]	10.69	.09		.33	.42	(.04)	— [11]	(.04)	11.07	3.95	10		.88	[5]	1.73	[5]
12/31/13	11.29	.17		(.43)	(.26)	(.22)	(.12)	(.34)	10.69	(2.34)	3		.89		1.58
12/31/12[2,6]	11.55	.01		(.02)	(.01)	(.25)	—	(.25)	11.29	(.04)[7]	—	[8]	.02	[7]	.10	[7]

Global Bond Fund

Class 1
6/30/14[2,3]	$11.88	$.15		$.55	$.70	$(.04)	$(.11)	$(.15)	$12.43	5.87%	$1,220		.56%[5]		2.52%[5]
12/31/13	12.32	.28		(.58)	(.30)	—	(.14)	(.14)	11.88	(2.40)	1,093		.56		2.37
12/31/12	11.96	.28		.48	.76	(.29)	(.11)	(.40)	12.32	6.43	959		.56		2.29
12/31/11	11.82	.36		.22	.58	(.37)	(.07)	(.44)	11.96	4.86	619		.56		2.97
12/31/10	11.57	.41		.21	.62	(.37)	—	(.37)	11.82	5.44	325		.57		3.42
12/31/09	10.68	.45		.62	1.07	(.18)	—	(.18)	11.57	10.04	162		.59		4.06
Class 2
6/30/14[2,3]	11.81	.14		.53	.67	(.01)	(.11)	(.12)	12.36	5.62	1,505		.81	[5]	2.28	[5]
12/31/13	12.27	.25		(.57)	(.32)	—	(.14)	(.14)	11.81	(2.58)	1,496		.81		2.11
12/31/12	11.91	.25		.48	.73	(.26)	(.11)	(.37)	12.27	6.19	1,664		.81		2.06
12/31/11	11.78	.33		.21	.54	(.34)	(.07)	(.41)	11.91	4.54	1,639		.81		2.75
12/31/10	11.53	.38		.22	.60	(.35)	—	(.35)	11.78	5.23	1,497		.83		3.21
12/31/09	10.66	.42		.61	1.03	(.16)	—	(.16)	11.53	9.69	1,203		.84		3.79
Class 4
6/30/14[2,3]	11.87	.12		.55	.67	(.04)	(.11)	(.15)	12.39	5.63	—	[8]	1.06	[5]	1.95	[5]
12/31/13	12.31	.27		(.57)	(.30)	—	(.14)	(.14)	11.87	(2.41)	—	[8]	.79		2.25
12/31/12[2,6]	12.53	.01		(.04)	(.03)	(.19)	—	(.19)	12.31	(.28)[7]	—	[8]	.02	[7]	.11	[7]

See end of financial highlights tables for footnotes.

American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

High-Income Bond Fund

Class 1
6/30/14[2,3]	$11.13	$.34		$.13	$.47	$(.11)	$—	$(.11)	$11.49	4.25%	$956		.48%[5]		6.05%[5]
12/31/13	11.16	.75		.01	.76	(.79)	—	(.79)	11.13	6.89	856		.48		6.54
12/31/12	10.54	.81		.64	1.45	(.83)	—	(.83)	11.16	13.90	894		.48		7.25
12/31/11	11.20	.88		(.64)	.24	(.90)	—	(.90)	10.54	2.18	787		.47		7.70
12/31/10	10.49	.91		.68	1.59	(.88)	—	(.88)	11.20	15.38	769		.48		8.15
12/31/09	8.05	.75		2.41	3.16	(.72)	—	(.72)	10.49	39.45	635		.48		7.86
Class 2
6/30/14[2,3]	10.99	.32		.14	.46	(.11)	—	(.11)	11.34	4.17	1,044		.73	[5]	5.81	[5]
12/31/13	11.03	.71		.01	.72	(.76)	—	(.76)	10.99	6.60	1,061		.73		6.29
12/31/12	10.42	.78		.63	1.41	(.80)	—	(.80)	11.03	13.70	1,135		.73		7.00
12/31/11	11.08	.84		(.63)	.21	(.87)	—	(.87)	10.42	1.92	1,064		.72		7.44
12/31/10	10.39	.87		.68	1.55	(.86)	—	(.86)	11.08	15.07	1,142		.73		7.91
12/31/09	7.99	.71		2.39	3.10	(.70)	—	(.70)	10.39	38.94	1,063		.74		7.62
Class 3
6/30/14[2,3]	11.16	.33		.13	.46	(.11)	—	(.11)	11.51	4.21	19		.66	[5]	5.88	[5]
12/31/13	11.18	.73		.02	.75	(.77)	—	(.77)	11.16	6.77	19		.66		6.36
12/31/12	10.56	.80		.63	1.43	(.81)	—	(.81)	11.18	13.67	21		.66		7.07
12/31/11	11.22	.86		(.64)	.22	(.88)	—	(.88)	10.56	1.97	21		.65		7.51
12/31/10	10.51	.89		.68	1.57	(.86)	—	(.86)	11.22	15.14	23		.66		7.98
12/31/09	8.07	.73		2.42	3.15	(.71)	—	(.71)	10.51	39.14	24		.67		7.69
Class 4
6/30/14[2,3]	11.12	.31		.14	.45	(.11)	—	(.11)	11.46	4.08	5		.98	[5]	5.51	[5]
12/31/13	11.16	.67		.08	.75	(.79)	—	(.79)	11.12	6.81	—	[8]	.93		5.82
12/31/12[2,6]	11.80	.04		— [11]	.04	(.68)	—	(.68)	11.16	.34 [7]	—	[8]	.02	[7]	.35	[7]

Mortgage Fund

Class 1
6/30/14[2,3]	$10.23	$.08		$.34	$.42	$— [11]	$—	$— [11]	$10.65	4.12%	$233		.45%[5]		1.54%[5]
12/31/13	10.47	.04		(.18)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)	198		.44		.35
12/31/12	10.37	.01		.25	.26	(.06)	(.10)	(.16)	10.47	2.57	87		.45		.08
12/31/11[2,10]	10.00	—	[11]	.48	.48	(.01)	(.10)	(.11)	10.37	4.78	55		.42	[5]	.04	[5]
Class 2
6/30/14[2,3]	10.22	.07		.34	.41	— [11]	—	— [11]	10.63	4.02	51		.70	[5]	1.29	[5]
12/31/13	10.46	—	[11]	(.17)	(.17)	(.05)	(.02)	(.07)	10.22	(1.68)	49		.69		(.02)
12/31/12	10.36	(.02)		.26	.24	(.04)	(.10)	(.14)	10.46	2.38	49		.70		(.16)
12/31/11[2,10]	10.00	(.02)		.48	.46	— [11]	(.10)	(.10)	10.36	4.60	22		.67	[5]	(.25)[5]
Class 4
6/30/14[2,3]	10.23	.06		.34	.40	— [11]	—	— [11]	10.63	3.92	—	[8]	.94	[5]	1.14	[5]
12/31/13	10.47	.02		(.16)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)[7]	—	[8]	.38	[7]	.23	[7]
12/31/12[2,6]	10.60	—	[11]	.01	.01	(.06)	(.08)	(.14)	10.47	.09 [7]	—	[8]	.02	[7]	.04	[7]

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value,end of period	Total return[12]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver	Ratio of expenses to average net assets after waiver[12]	Ratio of net income (loss) to average net assets[12]

U.S. Government/AAA-Rated Securities Fund

Class 1
6/30/14[2,3]	$11.94	$.09	$.38		$.47	$(.03)	$—	$(.03)	$12.38	3.92%	$1,695		.35%[5]	.35%[5]	1.56%[5]
12/31/13	12.75	.08	(.44)		(.36)	(.11)	(.34)	(.45)	11.94	(2.87)	1,584		.35	.35	.67
12/31/12	13.00	.10	.18		.28	(.16)	(.37)	(.53)	12.75	2.22	1,809		.34	.34	.75
12/31/11	12.59	.23	.74		.97	(.26)	(.30)	(.56)	13.00	7.85	1,785		.34	.34	1.83
12/31/10	12.18	.26	.46		.72	(.25)	(.06)	(.31)	12.59	5.94	1,492		.39	.36	2.07
12/31/09	12.29	.37	(.03)		.34	(.34)	(.11)	(.45)	12.18	2.79	999		.41	.41	2.99
Class 2
6/30/14[2,3]	11.83	.08	.37		.45	(.02)	—	(.02)	12.26	3.83	1,795		.60 [5]	.60 [5]	1.31 [5]
12/31/13	12.63	.05	(.43)		(.38)	(.08)	(.34)	(.42)	11.83	(3.08)	1,801		.60	.60	.42
12/31/12	12.89	.06	.18		.24	(.13)	(.37)	(.50)	12.63	1.91	1,995		.59	.59	.50
12/31/11	12.49	.20	.73		.93	(.23)	(.30)	(.53)	12.89	7.58	2,002		.59	.59	1.59
12/31/10	12.08	.23	.46		.69	(.22)	(.06)	(.28)	12.49	5.75	1,959		.64	.62	1.83
12/31/09	12.20	.34	(.03)		.31	(.32)	(.11)	(.43)	12.08	2.50	1,561		.66	.66	2.79
Class 3
6/30/14[2,3]	11.96	.08	.38		.46	(.02)	—	(.02)	12.40	3.88	13		.53 [5]	.53 [5]	1.38 [5]
12/31/13	12.76	.06	(.43)		(.37)	(.09)	(.34)	(.43)	11.96	(3.00)	14		.53	.53	.47
12/31/12	13.01	.07	.19		.26	(.14)	(.37)	(.51)	12.76	2.02	20		.52	.52	.58
12/31/11	12.61	.21	.73		.94	(.24)	(.30)	(.54)	13.01	7.56	24		.52	.52	1.65
12/31/10	12.19	.24	.47		.71	(.23)	(.06)	(.29)	12.61	5.82	26		.57	.55	1.92
12/31/09	12.30	.36	(.04)		.32	(.32)	(.11)	(.43)	12.19	2.58	27		.59	.59	2.91
Class 4
6/30/14[2,3]	11.93	.07	.37		.44	(.03)	—	(.03)	12.34	3.67	4		.85 [5]	.85 [5]	1.16 [5]
12/31/13	12.75	.08	(.44)		(.36)	(.12)	(.34)	(.46)	11.93	(2.95)	—	[8]	.84	.84	.68
12/31/12[2,6]	12.88	.01	(.01)		—	(.13)	—	(.13)	12.75	(.01)[7]	—	[8]	.02 [7]	.02 [7]	.05 [7]

Cash Management Fund													Ratio of expenses to average net assets
Class 1
6/30/14[2,3]	$11.31	$(.01)	$—	[11]	$(.01)	$—	$—	$—	$11.30	(.09)%	$52		.34%[5]		(.26)%[5]
12/31/13	11.34	(.03)	—	[11]	(.03)	—	—	—	11.31	(.27)	57		.34		(.24)
12/31/12	11.36	(.03)	.01		(.02)	—	—	—	11.34	(.18)	66		.34		(.22)
12/31/11	11.39	(.02)	(.01)		(.03)	—	—	—	11.36	(.26)	75		.33		(.21)
12/31/10	11.40	(.02)	.01		(.01)	—	—	—	11.39	(.09)	83		.33		(.14)
12/31/09	11.44	(.01)	—	[11]	(.01)	(.03)	— [11]	(.03)	11.40	(.10)	105		.33		(.08)
Class 2
6/30/14[2,3]	11.12	(.03)	—	[11]	(.03)	—	—	—	11.09	(.27)	350		.59	[5]	(.51)[5]
12/31/13	11.17	(.05)	—	[11]	(.05)	—	—	—	11.12	(.45)	395		.59		(.49)
12/31/12	11.22	(.05)	—	[11]	(.05)	—	—	—	11.17	(.45)	459		.59		(.47)
12/31/11	11.28	(.05)	(.01)		(.06)	—	—	—	11.22	(.53)	530		.58		(.47)
12/31/10	11.32	(.04)	—	[11]	(.04)	—	—	—	11.28	(.35)	522		.58		(.39)
12/31/09	11.38	(.04)	—	[11]	(.04)	(.02)	— [11]	(.02)	11.32	(.33)	664		.58		(.33)
Class 3
6/30/14[2,3]	11.21	(.02)	(.01)		(.03)	—	—	—	11.18	(.27)	7		.52	[5]	(.44)[5]
12/31/13	11.26	(.05)	—	[11]	(.05)	—	—	—	11.21	(.44)	8		.52		(.42)
12/31/12	11.30	(.05)	.01		(.04)	—	—	—	11.26	(.35)	11		.52		(.40)
12/31/11	11.34	(.04)	—	[11]	(.04)	—	—	—	11.30	(.35)	12		.51		(.40)
12/31/10	11.38	(.04)	—	[11]	(.04)	—	—	—	11.34	(.35)	13		.51		(.32)
12/31/09	11.44	(.03)	(.01)		(.04)	(.02)	— [11]	(.02)	11.38	(.31)	17		.51		(.27)
Class 4
6/30/14[2,3]	11.30	(.02)	—	[11]	(.02)	—	—	—	11.28	(.18)	—	[8]	.37	[5]	.32 [5]
12/31/13	11.34	(.04)	—	[11]	(.04)	—	—	—	11.30	(.35)[7]	—	[8]	.37	[7]	(.32)[7]
12/31/12[2,6]	11.34	— [11]	—	[11]	— [11]	—	—	—	11.34	.007	—	[8]	.02	[7]	(.01)[7]

See end of financial highlights tables for footnotes.

American Funds Insurance Series

		Income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value,end of period	Total return[12]		Net assets, end of period (in thousands)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[12]		Net effective expense ratio[12,13]		Ratio of net income (loss) to average net assets[12]

Managed Risk Growth Fund

Class P1
6/30/14[2,3]	$11.43	$.58		$(.21)	$.37	$— [11]	—	$— [11]	$11.80	3.25%[7]		$192	.53%[5,7]		.32%[5,7]		.65%[5,7]		10.32%[5,7]
12/31/13[2,14]	10.00	.12		1.38	1.50	(.07)	—	(.07)	11.43	15.05	[7]	166	.88	[5,7]	.25	[5,7]	.58	[5,7]	1.64	[7]
Class P2
6/30/14[2,3]	11.43	.68		(.34)	.34	— [11]	—	— [11]	11.77	2.98	[7]	54,953	.87	[5,7]	.66	[5,7]	.99	[5,7]	12.08	[5,7]
12/31/13[2,14]	10.00	.12		1.37	1.49	(.06)	—	(.06)	11.43	14.94	[7]	27,827	1.05	[5,7]	.52	[5,7]	.85	[5,7]	1.69	[7]

Managed Risk International Fund

Class P1
6/30/14[2,3]	$10.82	$—	[11]	$.18	$.18	$— [11]	—	$— [11]	$11.00	1.69%[7]		$126	.56%[5,7]		.25%[5,7]		.76%[5,7]		(.05)%[5,7]
12/31/13[2,14]	10.00	.13		.78	.91	(.09)	—	(.09)	10.82	9.08	[7]	109	1.05	[5,7]	.23	[5,7]	.73	[5,7]	1.92	[7]
Class P2
6/30/14[2,3]	10.82	(.02)		.18	.16	— [11]	—	— [11]	10.98	1.51	[7]	32,660	.93	[5,7]	.62	[5,7]	1.13	[5,7]	(.38)[5,7]
12/31/13[2,14]	10.00	.18		.72	.90	(.08)	—	(.08)	10.82	8.99	[7]	16,777	1.19	[5,7]	.44	[5,7]	.94	[5,7]	2.66	[7]

Managed Risk Blue Chip Income and Growth Fund

Class P1
6/30/14[2,3]	$11.05	$.03		$.61	$.64	$— [11]	—	$— [11]	$11.69	5.80%[7]		$169	.52%[5,7]		.29%[5,7]		.69%[5,7]		.62%[5,7]
12/31/13[2,14]	10.00	.20		1.01	1.21	(.16)	—	(.16)	11.05	12.16	[7]	124	.84	[5,7]	.24	[5,7]	.64	[5,7]	2.80	[7]
Class P2
6/30/14[2,3]	11.05	.02		.59	.61	— [11]	—	— [11]	11.66	5.53	[7]	47,471	.88	[5,7]	.65	[5,7]	1.05	[5,7]	.41	[5,7]
12/31/13[2,14]	10.00	.28		.92	1.20	(.15)	—	(.15)	11.05	12.05	[7]	26,235	1.04	[5,7]	.54	[5,7]	.94	[5,7]	3.91	[7]

Managed Risk Growth-Income Fund

Class P1
6/30/14[2,3]	$11.50	$.55		$.03	$.58	$— [11]	—	$— [11]	$12.08	5.05%[7]		$129	.49%[5,7]		.24%[5,7]		.51%[5,7]		9.55%[5,7]
12/31/13[2,14]	10.00	.14		1.47	1.61	(.11)	—	(.11)	11.50	16.15	[7]	123	.92	[5,7]	.23	[5,7]	.50	[5,7]	2.01	[7]
Class P2
6/30/14[2,3]	11.50	.65		(.10)	.55	— [11]	—	— [11]	12.05	4.79	[7]	43,745	.89	[5,7]	.64	[5,7]	.91	[5,7]	11.23	[5,7]
12/31/13[2,14]	10.00	.20		1.40	1.60	(.10)	—	(.10)	11.50	16.04	[7]	24,032	1.09	[5,7]	.50	[5,7]	.77	[5,7]	2.73	[7]

Managed Risk Asset Allocation Fund

Class P1
6/30/14[2,3]	$11.93	$.67		$(.33)	$.34	$— [11]	—	$— [11]	$12.27	2.86%		$192,471	.54%[5]		.48%[5]		.76%[5]		11.36%[5]
12/31/13	9.99	.27		1.81	2.08	(.14)	—	(.14)	11.93	20.82	[7]	112,037	.55	[7]	.47	[7]	.75	[7]	2.37	[7]
12/31/12[2,15]	10.00	.15		(.03)	.12	(.13)	—	(.13)	9.99	1.24	[7]	10	.15	[7]	.07	[7]	.37	[7]	1.72	[7]
Class P2
6/30/14[2,3]	11.93	.67		(.35)	.32	— [11]	—	— [11]	12.25	2.69		1,429,112	.79	[5]	.73	[5]	1.01	[5]	11.24	[5]
12/31/13	9.99	.28		1.77	2.05	(.11)	—	(.11)	11.93	20.58	[7]	795,033	.80	[7]	.73	[7]	1.01	[7]	2.43	[7]
12/31/12[2,15]	10.00	.17		(.05)	.12	(.13)	—	(.13)	9.99	1.21	[7]	24	.24	[7]	.11	[7]	.41	[7]	2.38	[7]

American Funds Insurance Series

	Six months ended	Year ended December 31
Portfolio turnover rate for all share classes	June 30, 2014[2,3]	2013		2012		2011		2010	2009
Global Growth Fund	15%	39%		22%		28%		28%	43%
Global Small Capitalization Fund	17	36		40		44		47	55
Growth Fund	17	19		21		19		28	37
International Fund	8	21		29		24		25	46
New World Fund	23	43		32		22		18	25
Blue Chip Income and Growth Fund	20	30		36		27		22	22
Global Growth and Income Fund	19	31		30		25		30	47
Growth-Income Fund	10	19		25		22		22	24
International Growth and Income Fund	14	34		31		48		31	21
Capital Income Builder	5 [9]
Asset Allocation Fund	37	74		61		43		46	41
Global Balanced Fund	25	81		80		34	[10]
Bond Fund	129	354		253		163		187	125
Global Bond Fund	86	213		160		101		106	86
High-Income Bond Fund	31	64		48		51		54	47
Mortgage Fund	233	715		444		480	[10]
U.S. Government/AAA-Rated Securities Fund	131	621		447		234		208	100
Cash Management Fund	—	—		—		—		—	—
Managed Risk Growth Fund	3	101	[4]
Managed Risk International Fund	5	61	[4]
Managed Risk Blue Chip Income and Growth Fund	5	31	[4]
Managed Risk Growth-Income Fund	9	21	[4]
Managed Risk Asset Allocation Fund	1	3		—	[15,16]

1Based on average shares outstanding.

2Based on operations for the period shown and, accordingly, is not representative of a full year.

3Unaudited.

4For the six months ended June 30, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the net investment income per share and ratio of net income to average net assets would have been lower for all share classes.

5Annualized.

6Class 4 shares were offered beginning December 14, 2012.

7Although the series has a plan of distribution and an insurance administrative services plan for some share classes, distribution services fees and/or insurance administrative services fees are not paid on amounts invested in a fund by the investment adviser and/or its affiliates. If fees for these services were charged on these assets, fund expenses would have been higher and net income and total return would have been lower.

8Amount less than $1 million.

9For the period May 1, 2014, commencement of operations, through June 30, 2014.

10For the period May 2, 2011, commencement of operations, through December 31, 2011.

11Amount less than $.01.

12This column reflects the impact, if any, of certain waivers by CRMC. CRMC reduced fees for investment advisory services for U.S. Government/AAA-Rated Securities Fund during 2010 and for the managed risk funds since each fund’s commencement of operations.

13Ratio reflects weighted average net expense ratio of the underlying fund for the periods presented. See Expense Example for further information regarding fees and expenses.

14For the period May 1, 2013, commencement of operations, through December 31, 2013.

15For the period September 28, 2012, commencement of operations, through December 31, 2012.

16Amount less than 1%.

See Notes to Financial Statements

American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2014, through June 30, 2014) or for Capital Income Builder for the period from May 1, 2014, commencement of operations, through June 30, 2014.

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series

	Beginning account value 1/1/2014	Ending account value 6/30/2014	Expenses paid during period[1]	Annualized expense ratio
Global Growth Fund
Class 1 — actual return	$1,000.00	$1,026.52	$2.76	.55%
Class 1 — assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 2 — actual return	1,000.00	1,025.20	4.02	.80
Class 2 — assumed 5% return	1,000.00	1,020.83	4.01	.80
Class 4 — actual return	1,000.00	1,023.83	5.27	1.05
Class 4 — assumed 5% return	1,000.00	1,019.59	5.26	1.05
Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$1,071.59	$3.75	.73%
Class 1 — assumed 5% return	1,000.00	1,021.17	3.66	.73
Class 2 — actual return	1,000.00	1,070.85	5.03	.98
Class 2 — assumed 5% return	1,000.00	1,019.93	4.91	.98
Class 4 — actual return	1,000.00	1,069.57	6.31	1.23
Class 4 — assumed 5% return	1,000.00	1,018.70	6.16	1.23
Growth Fund
Class 1 — actual return	$1,000.00	$1,056.52	$1.78	.35%
Class 1 — assumed 5% return	1,000.00	1,023.06	1.76	.35
Class 2 — actual return	1,000.00	1,055.22	3.06	.60
Class 2 — assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 3 — actual return	1,000.00	1,055.57	2.70	.53
Class 3 — assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 4 — actual return	1,000.00	1,054.07	4.33	.85
Class 4 — assumed 5% return	1,000.00	1,020.58	4.26	.85
International Fund
Class 1 — actual return	$1,000.00	$1,039.20	$2.73	.54%
Class 1 — assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 2 — actual return	1,000.00	1,037.83	3.99	.79
Class 2 — assumed 5% return	1,000.00	1,020.88	3.96	.79
Class 3 — actual return	1,000.00	1,038.37	3.64	.72
Class 3 — assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 4 — actual return	1,000.00	1,036.66	5.25	1.04
Class 4 — assumed 5% return	1,000.00	1,019.64	5.21	1.04
New World Fund
Class 1 — actual return	$1,000.00	$1,050.01	$3.91	.77%
Class 1 — assumed 5% return	1,000.00	1,020.98	3.86	.77
Class 2 — actual return	1,000.00	1,048.78	5.18	1.02
Class 2 — assumed 5% return	1,000.00	1,019.74	5.11	1.02
Class 4 — actual return	1,000.00	1,047.11	6.45	1.27
Class 4 — assumed 5% return	1,000.00	1,018.50	6.36	1.27
Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$1,081.61	$2.17	.42%
Class 1 — assumed 5% return	1,000.00	1,022.71	2.11	.42
Class 2 — actual return	1,000.00	1,080.23	3.46	.67
Class 2 — assumed 5% return	1,000.00	1,021.47	3.36	.67
Class 4 — actual return	1,000.00	1,079.24	4.74	.92
Class 4 — assumed 5% return	1,000.00	1,020.23	4.61	.92

See end of expense example tables for footnotes.

American Funds Insurance Series

	Beginning account value 1/1/2014	Ending account value 6/30/2014	Expenses paid during period[1]	Annualized expense ratio
Global Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,066.03	$3.23	.63%
Class 1 — assumed 5% return	1,000.00	1,021.67	3.16	.63
Class 2 — actual return	1,000.00	1,064.05	4.50	.88
Class 2 — assumed 5% return	1,000.00	1,020.43	4.41	.88
Class 4 — actual return	1,000.00	1,062.27	5.78	1.13
Class 4 — assumed 5% return	1,000.00	1,019.19	5.66	1.13
Growth-Income Fund
Class 1 — actual return	$1,000.00	$1,070.64	$1.49	.29%
Class 1 — assumed 5% return	1,000.00	1,023.36	1.45	.29
Class 2 — actual return	1,000.00	1,069.41	2.77	.54
Class 2 — assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 3 — actual return	1,000.00	1,069.87	2.41	.47
Class 3 — assumed 5% return	1,000.00	1,022.46	2.36	.47
Class 4 — actual return	1,000.00	1,067.96	4.05	.79
Class 4 — assumed 5% return	1,000.00	1,020.88	3.96	.79
International Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,055.51	$3.52	.69%
Class 1 — assumed 5% return	1,000.00	1,021.37	3.46	.69
Class 2 — actual return	1,000.00	1,054.50	4.79	.94
Class 2 — assumed 5% return	1,000.00	1,020.13	4.71	.94
Class 4 — actual return	1,000.00	1,053.32	6.06	1.19
Class 4 — assumed 5% return	1,000.00	1,018.89	5.96	1.19
Capital Income Builder
Class 1 — actual return[2]	$1,000.00	$1,025.06	$.88	.53%
Class 1 — assumed 5% return[2]	1,000.00	1,022.17	2.66	.53
Class 2 — actual return[2]	1,000.00	1,025.06	.75	.45
Class 2 — assumed 5% return[2]	1,000.00	1,022.56	2.26	.45
Class 4 — actual return[2]	1,000.00	1,023.65	1.78	1.07
Class 4 — assumed 5% return[2]	1,000.00	1,019.49	5.36	1.07
Asset Allocation Fund
Class 1 — actual return	$1,000.00	$1,041.43	$1.52	.30%
Class 1 — assumed 5% return	1,000.00	1,023.31	1.51	.30
Class 2 — actual return	1,000.00	1,039.96	2.78	.55
Class 2 — assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 3 — actual return	1,000.00	1,040.21	2.43	.48
Class 3 — assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 4 — actual return	1,000.00	1,038.79	4.04	.80
Class 4 — assumed 5% return	1,000.00	1,020.83	4.01	.80
Global Balanced Fund
Class 1 — actual return	$1,000.00	$1,048.45	$3.61	.71%
Class 1 — assumed 5% return	1,000.00	1,021.27	3.56	.71
Class 2 — actual return	1,000.00	1,047.66	4.87	.96
Class 2 — assumed 5% return	1,000.00	1,020.03	4.81	.96
Class 4 — actual return	1,000.00	1,048.54	3.45	.68
Class 4 — assumed 5% return	1,000.00	1,021.42	3.41	.68

American Funds Insurance Series

	Beginning account value 1/1/2014	Ending account value 6/30/2014	Expenses paid during period[1]	Annualized expense ratio
Bond Fund
Class 1 — actual return	$1,000.00	$1,041.50	$1.92	.38%
Class 1 — assumed 5% return	1,000.00	1,022.91	1.91	.38
Class 2 — actual return	1,000.00	1,040.55	3.19	.63
Class 2 — assumed 5% return	1,000.00	1,021.67	3.16	.63
Class 4 — actual return	1,000.00	1,039.50	4.45	.88
Class 4 — assumed 5% return	1,000.00	1,020.43	4.41	.88
Global Bond Fund
Class 1 — actual return	$1,000.00	$1,058.68	$2.86	.56%
Class 1 — assumed 5% return	1,000.00	1,022.02	2.81	.56
Class 2 — actual return	1,000.00	1,056.20	4.13	.81
Class 2 — assumed 5% return	1,000.00	1,020.78	4.06	.81
Class 4 — actual return	1,000.00	1,056.28	5.40	1.06
Class 4 — assumed 5% return	1,000.00	1,019.54	5.31	1.06
High-Income Bond Fund
Class 1 — actual return	$1,000.00	$1,042.53	$2.43	.48%
Class 1 — assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 2 — actual return	1,000.00	1,041.72	3.70	.73
Class 2 — assumed 5% return	1,000.00	1,021.17	3.66	.73
Class 3 — actual return	1,000.00	1,042.08	3.34	.66
Class 3 — assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 4 — actual return	1,000.00	1,040.77	4.96	.98
Class 4 — assumed 5% return	1,000.00	1,019.93	4.91	.98
Mortgage Fund
Class 1 — actual return	$1,000.00	$1,041.15	$2.28	.45%
Class 1 — assumed 5% return	1,000.00	1,022.56	2.26	.45
Class 2 — actual return	1,000.00	1,040.21	3.54	.70
Class 2 — assumed 5% return	1,000.00	1,021.32	3.51	.70
Class 4 — actual return	1,000.00	1,039.20	4.75	.94
Class 4 — assumed 5% return	1,000.00	1,020.13	4.71	.94
U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$1,039.20	$1.77	.35%
Class 1 — assumed 5% return	1,000.00	1,023.06	1.76	.35
Class 2 — actual return	1,000.00	1,038.30	3.03	.60
Class 2 — assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 3 — actual return	1,000.00	1,038.81	2.68	.53
Class 3 — assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 4 — actual return	1,000.00	1,036.72	4.29	.85
Class 4 — assumed 5% return	1,000.00	1,020.58	4.26	.85
Cash Management Fund
Class 1 — actual return	$1,000.00	$999.11	$1.69	.34%
Class 1 — assumed 5% return	1,000.00	1,023.11	1.71	.34
Class 2 — actual return	1,000.00	997.30	2.92	.59
Class 2 — assumed 5% return	1,000.00	1,021.87	2.96	.59
Class 3 — actual return	1,000.00	997.32	2.58	.52
Class 3 — assumed 5% return	1,000.00	1,022.22	2.61	.52
Class 4 — actual return	1,000.00	998.23	1.83	.37
Class 4 — assumed 5% return	1,000.00	1,022.96	1.86	.37

American Funds Insurance Series

	Beginning account value 1/1/2014	Ending account value 6/30/2014	Expenses paid during period[1,3]	Annualized expense ratio[3]	Effective expenses paid during period[4]	Effective annualized expense ratio[5]
Managed Risk Growth Fund
Class P1 — actual return	$1,000.00	$1,032.46	$1.61	.32%	$3.28	.65%
Class P1 — assumed 5% return	1,000.00	1,023.21	1.61	.32	3.26	.65
Class P2 — actual return	1,000.00	1,029.84	3.32	.66	4.98	.99
Class P2 — assumed 5% return	1,000.00	1,021.52	3.31	.66	4.96	.99
Managed Risk International Fund
Class P1 — actual return	$1,000.00	$1,016.91	$1.25	.25%	$3.80	.76%
Class P1 — assumed 5% return	1,000.00	1,023.55	1.25	.25	3.81	.76
Class P2 — actual return	1,000.00	1,015.06	3.10	.62	5.65	1.13
Class P2 — assumed 5% return	1,000.00	1,021.72	3.11	.62	5.66	1.13
Managed Risk Blue Chip Income and Growth Fund
Class P1 — actual return	$1,000.00	$1,058.02	$1.48	.29%	$3.52	.69%
Class P1 — assumed 5% return	1,000.00	1,023.36	1.45	.29	3.46	.69
Class P2 — actual return	1,000.00	1,055.30	3.31	.65	5.35	1.05
Class P2 — assumed 5% return	1,000.00	1,021.57	3.26	.65	5.26	1.05
Managed Risk Growth-Income Fund
Class P1 — actual return	$1,000.00	$1,050.53	$1.22	.24%	$2.59	.51%
Class P1 — assumed 5% return	1,000.00	1,023.60	1.20	.24	2.56	.51
Class P2 — actual return	1,000.00	1,047.92	3.25	.64	4.62	.91
Class P2 — assumed 5% return	1,000.00	1,021.62	3.21	.64	4.56	.91
Managed Risk Asset Allocation Fund
Class P1 — actual return	$1,000.00	$1,028.58	$2.41	.48%	$3.82	.76%
Class P1 — assumed 5% return	1,000.00	1,022.41	2.41	.48	3.81	.76
Class P2 — actual return	1,000.00	1,026.91	3.67	.73	5.08	1.01
Class P2 — assumed 5% return	1,000.00	1,021.17	3.66	.73	5.06	1.01

1The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

2The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of the share class on May 1, 2014. The “assumed 5% return” line is based on 181 days.

3The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.

4The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).

5The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

American Funds Insurance Series

Offices of the series and of
the investment adviser
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment sub-adviser
Milliman Financial Risk Management LLC
(Managed Risk Funds only)
71 South Wacker Drive, 31st Floor
Chicago, IL 60606

Custodians of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Bank of New York Mellon
(Managed Risk Funds only)
One Wall Street
New York, NY 10286

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public
accounting firm
PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete June 30, 2014, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2014, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record for American Funds Insurance Series®.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series (AFIS) portfolio managers average 26 years of investment experience, including 23 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM

Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of The Capital System.

Superior long-term track record

Our AFIS equity funds have beaten their comparable Lipper indexes in 89% of 10-year periods and 100% of 20-year periods. Our AFIS fixed-income funds have beaten comparable Lipper indexes in 62% of 10-year periods and 89% of 20-year periods.[2] We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.[3]

1 Portfolio manager experience as of May 2014.

2 Based on Class 2 share results for rolling periods through December 31, 2013. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index (except Global Small Capitalization Fund, for which the Lipper average was used). The comparable Lipper indexes are: Global Funds Index (Global Growth Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund), Flexible Portfolio Funds Index (Asset Allocation Fund), Core Bond Funds Index (Bond Fund), High Yield Funds Index (High-Income Bond Fund) and General U.S. Government Funds Index (U.S. Government/AAA-Rated Securities Fund).

3 Based on management fees for the 20-year period ended December 31, 2013, versus comparable Lipper categories, excluding funds of funds.

Lit No. INGESRX-998-0814P

ITEM 2. CODE OF ETHICS.

(a)	Not Applicable
(b)	Not Applicable
(c)	Not Applicable
(d)	Not Applicable
(e)	Not Applicable
(f)	Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Not Applicable
(b)	Not Applicable
(c)	Not Applicable
(d)	Not Applicable
(e)	Not Applicable
(f)	Not Applicable.
(g)	Not Applicable
(h)	Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Included with Item 1.

John Hancock

John Hancock
Variable Insurance Trust

June 30, 2014
Portfolio of Investments

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

500 Index Trust B
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.2%
Consumer Discretionary - 11.5%
Auto Components - 0.4%
BorgWarner, Inc.	40,434	$2,635,892
Delphi Automotive PLC	49,745	3,419,471
Johnson Controls, Inc.	118,386	5,911,013
The Goodyear Tire & Rubber Company	50,394	1,399,945
		13,366,321
Automobiles - 0.7%
Ford Motor Company	712,490	12,283,311
General Motors Company	236,751	8,594,061
Harley-Davidson, Inc.	39,260	2,742,311
		23,619,683
Distributors - 0.1%
Genuine Parts Company	27,347	2,401,067
Diversified Consumer Services - 0.1%
Graham Holdings Company, Class B	785	563,716
H&R Block, Inc.	48,701	1,632,458
		2,196,174
Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	77,790	2,928,794
Chipotle Mexican Grill, Inc. (I)	5,551	3,289,023
Darden Restaurants, Inc.	23,179	1,072,492
Marriott International, Inc., Class A	39,415	2,526,502
McDonald’s Corp.	177,915	17,923,157
Starbucks Corp.	134,747	10,426,723
Starwood Hotels & Resorts Worldwide, Inc.	34,325	2,774,147
Wyndham Worldwide Corp.	22,716	1,720,056
Wynn Resorts, Ltd.	14,464	3,002,148
Yum! Brands, Inc.	79,078	6,421,134
		52,084,176
Household Durables - 0.4%
D.R. Horton, Inc.	50,549	1,242,494
Garmin, Ltd. (L)	21,731	1,323,418
Harman International Industries, Inc.	12,070	1,296,680
Leggett & Platt, Inc.	24,824	850,967
Lennar Corp., Class A	31,571	1,325,351
Mohawk Industries, Inc. (I)	10,864	1,502,926
Newell Rubbermaid, Inc.	49,865	1,545,316
PulteGroup, Inc.	61,271	1,235,223
Whirlpool Corp.	13,713	1,909,124
		12,231,499
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (I)	66,787	21,691,082
Expedia, Inc.	18,288	1,440,363
Netflix, Inc. (I)	10,671	4,701,643
The Priceline Group, Inc. (I)	9,423	11,335,869
TripAdvisor, Inc. (I)	19,673	2,137,668
		41,306,625
Leisure Products - 0.1%
Hasbro, Inc.	20,784	1,102,591
Mattel, Inc.	60,852	2,371,402
		3,473,993
Media - 3.5%
Cablevision Systems Corp., Class A	37,584	663,358
CBS Corp., Class B	95,248	5,918,711
Comcast Corp., Class A	464,621	24,940,855
DIRECTV (I)	84,479	7,181,560
Discovery Communications, Inc., Class A (I)	39,667	2,946,465
Gannett Company, Inc.	40,797	1,277,354

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
News Corp., Class A (I)	88,661	$1,590,578
Omnicom Group, Inc.	46,122	3,284,809
Scripps Networks Interactive, Inc., Class A	19,457	1,578,741
The Interpublic Group of Companies, Inc.	75,675	1,476,419
The Walt Disney Company	288,694	24,752,624
Time Warner Cable, Inc.	49,481	7,288,551
Time Warner, Inc.	159,168	11,181,552
Twenty-First Century Fox, Inc., Class A	341,569	12,006,150
Viacom, Inc., Class B	69,279	6,008,568
		112,096,295
Multiline Retail - 0.6%
Dollar General Corp. (I)	55,274	3,170,517
Dollar Tree, Inc. (I)	36,972	2,013,495
Family Dollar Stores, Inc.	17,131	1,133,044
Kohl’s Corp.	36,139	1,903,803
Macy’s, Inc.	65,470	3,798,569
Nordstrom, Inc.	25,539	1,734,864
Target Corp.	112,882	6,541,512
		20,295,804
Specialty Retail - 1.9%
AutoNation, Inc. (I)	11,048	659,345
AutoZone, Inc. (I)	5,989	3,211,541
Bed Bath & Beyond, Inc. (I)	35,360	2,028,957
Best Buy Company, Inc.	48,241	1,495,953
CarMax, Inc. (I)	39,680	2,063,757
GameStop Corp., Class A (L)	20,519	830,404
L Brands, Inc.	43,437	2,548,014
Lowe’s Companies, Inc.	178,887	8,584,787
O’Reilly Automotive, Inc. (I)	18,908	2,847,545
PetSmart, Inc. (L)	18,434	1,102,353
Ross Stores, Inc.	38,367	2,537,210
Staples, Inc.	114,720	1,243,565
The Gap, Inc.	47,056	1,956,118
The Home Depot, Inc.	245,105	19,843,701
The TJX Companies, Inc.	124,119	6,596,925
Tiffany & Company	19,780	1,982,945
Tractor Supply Company	24,943	1,506,557
Urban Outfitters, Inc. (I)	19,252	651,873
		61,691,550
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	49,212	1,682,558
Fossil Group, Inc. (I)	8,683	907,547
Michael Kors Holdings, Ltd. (I)	31,880	2,826,162
NIKE, Inc., Class B	132,612	10,284,061
PVH Corp.	14,482	1,688,601
Ralph Lauren Corp.	10,601	1,703,475
Under Armour, Inc., Class A (I)(L)	30,114	1,791,482
VF Corp.	62,600	3,943,800
		24,827,686
		369,590,873
Consumer Staples - 9.2%
Beverages - 2.1%
Brown-Forman Corp., Class B	28,762	2,708,518
Coca-Cola Enterprises, Inc.	42,259	2,019,135
Constellation Brands, Inc., Class A (I)	29,896	2,634,734
Dr. Pepper Snapple Group, Inc.	34,927	2,046,024
Molson Coors Brewing Company, Class B	28,156	2,088,049
Monster Beverage Corp. (I)	24,132	1,714,096
PepsiCo, Inc.	271,374	24,244,553

1

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
The Coca-Cola Company	675,383	$28,609,224
		66,064,333
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	78,372	9,025,320
CVS Caremark Corp.	208,795	15,736,879
Safeway, Inc.	41,106	1,411,580
Sysco Corp.	104,350	3,907,908
The Kroger Company	91,904	4,542,815
Wal-Mart Stores, Inc.	288,320	21,644,182
Walgreen Company	157,919	11,706,535
Whole Foods Market, Inc.	66,489	2,568,470
		70,543,689
Food Products - 1.6%
Archer-Daniels-Midland Company	117,561	5,185,616
Campbell Soup Company	31,786	1,456,117
ConAgra Foods, Inc.	74,913	2,223,418
General Mills, Inc.	111,390	5,852,431
Hormel Foods Corp.	24,135	1,191,062
Kellogg Company	45,665	3,000,191
Keurig Green Mountain, Inc.	23,036	2,870,516
Kraft Foods Group, Inc.	106,346	6,375,443
McCormick & Company, Inc.	23,398	1,675,063
Mead Johnson Nutrition Company	35,952	3,349,648
Mondelez International, Inc., Class A	303,291	11,406,775
The Hershey Company	26,753	2,604,940
The J.M. Smucker Company	18,363	1,956,945
Tyson Foods, Inc., Class A	52,008	1,952,380
		51,100,545
Household Products - 1.8%
Colgate-Palmolive Company	155,528	10,603,899
Kimberly-Clark Corp.	67,662	7,525,368
The Clorox Company (L)	23,268	2,126,695
The Procter & Gamble Company	485,166	38,129,196
		58,385,158
Personal Products - 0.1%
Avon Products, Inc.	78,248	1,143,203
The Estee Lauder Companies, Inc., Class A	45,519	3,380,241
		4,523,444
Tobacco - 1.4%
Altria Group, Inc.	355,215	14,897,717
Lorillard, Inc.	64,583	3,937,626
Philip Morris International, Inc.	282,464	23,814,540
Reynolds American, Inc.	55,685	3,360,590
		46,010,473
		296,627,642
Energy - 10.5%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	78,075	5,812,684
Cameron International Corp. (I)	36,408	2,465,186
Diamond Offshore Drilling, Inc. (L)	12,142	602,607
Ensco PLC, Class A (L)	41,444	2,303,043
FMC Technologies, Inc. (I)	42,059	2,568,543
Halliburton Company	151,815	10,780,383
Helmerich & Payne, Inc.	19,026	2,209,109
Nabors Industries, Ltd.	46,276	1,359,126
National Oilwell Varco, Inc.	76,577	6,306,116
Noble Corp. PLC	45,339	1,521,577
Rowan Companies PLC, Class A	22,146	707,122
Schlumberger, Ltd.	233,127	27,497,330

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Transocean, Ltd. (L)	60,194	$2,710,536
		66,843,362
Oil, Gas & Consumable Fuels - 8.4%
Anadarko Petroleum Corp.	91,260	9,990,232
Apache Corp.	68,850	6,927,687
Cabot Oil & Gas Corp.	74,884	2,556,540
Chesapeake Energy Corp.	89,828	2,791,854
Chevron Corp.	340,326	44,429,559
Cimarex Energy Company	15,817	2,269,107
ConocoPhillips	220,787	18,928,070
CONSOL Energy, Inc.	40,890	1,883,802
Denbury Resources, Inc.	62,593	1,155,467
Devon Energy Corp.	68,359	5,427,705
EOG Resources, Inc.	98,791	11,544,716
EQT Corp.	26,794	2,864,279
Exxon Mobil Corp.	768,749	77,397,649
Hess Corp.	47,175	4,665,136
Kinder Morgan, Inc.	119,186	4,321,684
Marathon Oil Corp.	120,676	4,817,386
Marathon Petroleum Corp.	52,528	4,100,861
Murphy Oil Corp.	30,749	2,044,194
Newfield Exploration Company (I)	23,817	1,052,711
Noble Energy, Inc.	64,224	4,974,791
Occidental Petroleum Corp.	141,705	14,543,184
ONEOK, Inc.	37,181	2,531,282
Peabody Energy Corp.	49,179	804,077
Phillips 66	101,658	8,176,353
Pioneer Natural Resources Company	25,501	5,860,385
QEP Resources, Inc.	32,073	1,106,519
Range Resources Corp.	30,835	2,681,103
Southwestern Energy Company (I)	62,985	2,865,188
Spectra Energy Corp.	119,073	5,058,221
Tesoro Corp.	23,608	1,385,081
The Williams Companies, Inc.	122,227	7,114,834
Valero Energy Corp.	94,972	4,758,097
		271,027,754
		337,871,116
Financials - 15.5%
Banks - 5.8%
Bank of America Corp.	1,883,919	28,955,835
BB&T Corp.	130,681	5,152,752
Citigroup, Inc.	544,624	25,651,790
Comerica, Inc.	32,498	1,630,100
Fifth Third Bancorp	151,832	3,241,613
Huntington Bancshares, Inc.	147,627	1,408,362
JPMorgan Chase & Company	678,477	39,093,845
KeyCorp	159,330	2,283,199
M&T Bank Corp. (L)	23,371	2,899,173
Regions Financial Corp.	253,234	2,689,345
SunTrust Banks, Inc.	95,006	3,805,940
The PNC Financial Services Group, Inc.	95,180	8,475,779
U.S. Bancorp	325,027	14,080,170
Wells Fargo & Company	857,896	45,091,014
Zions Bancorporation	32,912	969,917
		185,428,834
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (I)	10,364	2,128,766
Ameriprise Financial, Inc.	34,048	4,085,760
BlackRock, Inc.	22,382	7,153,287
E*TRADE Financial Corp. (I)	51,935	1,104,138
Franklin Resources, Inc.	72,170	4,174,313

2

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Invesco, Ltd.	77,230	$2,915,433
Legg Mason, Inc.	18,532	950,877
Morgan Stanley	250,110	8,086,056
Northern Trust Corp.	39,590	2,542,074
State Street Corp.	76,941	5,175,052
T. Rowe Price Group, Inc.	46,752	3,946,336
The Bank of New York Mellon Corp.	206,588	7,742,918
The Charles Schwab Corp.	208,313	5,609,869
The Goldman Sachs Group, Inc.	75,073	12,570,223
		68,185,102
Consumer Finance - 0.9%
American Express Company	162,892	15,453,564
Capital One Financial Corp.	101,981	8,423,631
Discover Financial Services	83,995	5,206,010
Navient Corp.	75,913	1,344,419
		30,427,624
Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc., Class B (I)	322,434	40,807,247
CME Group, Inc.	56,274	3,992,640
Intercontinental Exchange Group, Inc.	20,442	3,861,494
Leucadia National Corp.	55,429	1,453,348
McGraw-Hill Financial, Inc.	48,476	4,024,962
Moody’s Corp.	33,620	2,947,129
The NASDAQ OMX Group, Inc.	20,684	798,816
		57,885,636
Insurance - 2.8%
ACE, Ltd.	60,003	6,222,311
Aflac, Inc.	81,338	5,063,291
American International Group, Inc.	258,098	14,086,989
Aon PLC	53,808	4,847,563
Assurant, Inc.	12,911	846,316
Cincinnati Financial Corp.	26,360	1,266,334
Genworth Financial, Inc., Class A (I)	87,807	1,527,842
Lincoln National Corp.	46,731	2,403,843
Loews Corp.	54,277	2,388,731
Marsh & McLennan Companies, Inc.	97,758	5,065,820
MetLife, Inc.	203,153	11,287,181
Principal Financial Group, Inc.	49,022	2,474,631
Prudential Financial, Inc.	82,578	7,330,449
The Allstate Corp.	77,153	4,530,424
The Chubb Corp.	43,731	4,030,686
The Hartford Financial Services Group, Inc.	79,438	2,844,675
The Progressive Corp.	97,791	2,479,980
The Travelers Companies, Inc.	62,773	5,905,056
Torchmark Corp.	15,679	1,284,424
Unum Group	46,349	1,611,091
XL Group PLC	49,297	1,613,491
		89,111,128
Real Estate Investment Trusts - 1.9%
Apartment Investment & Management
Company, Class A	26,440	853,219
AvalonBay Communities, Inc.	22,684	3,225,438
Boston Properties, Inc.	27,145	3,207,996
Crown Castle International Corp.	59,747	4,436,812
Equity Residential	60,012	3,780,756
Essex Property Trust, Inc.	11,536	2,133,122
General Growth Properties, Inc.	92,891	2,188,512
HCP, Inc.	81,847	3,386,829
Health Care REIT, Inc.	55,170	3,457,504
Host Hotels & Resorts, Inc.	134,267	2,955,217
Kimco Realty Corp.	73,252	1,683,331

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Plum Creek Timber Company, Inc.	31,334	$1,413,163
Prologis, Inc.	89,246	3,667,118
Public Storage	25,823	4,424,771
Simon Property Group, Inc.	55,923	9,298,876
The Macerich Company	24,990	1,668,083
Ventas, Inc.	52,699	3,378,006
Vornado Realty Trust	31,166	3,326,347
Weyerhaeuser Company	104,442	3,455,986
		61,941,086
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (I)	49,887	1,598,379
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	85,972	845,105
People’s United Financial, Inc.	55,777	846,137
		1,691,242
		496,269,031
Health Care - 13.0%
Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc. (I)	35,271	5,511,094
Amgen, Inc.	135,905	16,087,075
Biogen Idec, Inc. (I)	42,643	13,445,764
Celgene Corp. (I)	142,828	12,266,069
Gilead Sciences, Inc. (I)	276,175	22,897,669
Regeneron Pharmaceuticals, Inc. (I)	14,505	4,097,227
Vertex Pharmaceuticals, Inc. (I)	42,039	3,980,253
		78,285,151
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	269,665	11,029,299
Baxter International, Inc.	96,900	7,005,870
Becton, Dickinson and Company	34,379	4,067,036
Boston Scientific Corp. (I)	235,041	3,001,474
C.R. Bard, Inc.	13,843	1,979,687
CareFusion Corp. (I)	36,840	1,633,854
Covidien PLC	80,364	7,247,226
DENTSPLY International, Inc.	24,977	1,182,661
Edwards Lifesciences Corp. (I)	19,039	1,634,308
Intuitive Surgical, Inc. (I)	6,829	2,812,182
Medtronic, Inc.	178,419	11,375,995
St. Jude Medical, Inc.	50,629	3,506,058
Stryker Corp.	52,690	4,442,821
Varian Medical Systems, Inc. (I)	18,437	1,532,852
Zimmer Holdings, Inc.	30,066	3,122,655
		65,573,978
Health Care Providers & Services - 2.0%
Aetna, Inc.	64,676	5,243,930
AmerisourceBergen Corp.	40,809	2,965,182
Cardinal Health, Inc.	61,136	4,191,484
Cigna Corp.	48,717	4,480,502
DaVita HealthCare Partners, Inc. (I)	31,444	2,274,030
Express Scripts Holding Company (I)	138,316	9,589,448
Humana, Inc.	27,429	3,503,232
Laboratory Corp. of America Holdings (I)	15,212	1,557,709
McKesson Corp.	41,020	7,638,334
Patterson Companies, Inc.	14,940	590,279
Quest Diagnostics, Inc.	25,794	1,513,850
Tenet Healthcare Corp. (I)	17,627	827,411
UnitedHealth Group, Inc.	176,321	14,414,242
WellPoint, Inc.	50,374	5,420,746
		64,210,379

3

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health Care Technology - 0.1%
Cerner Corp. (I)	52,940	$2,730,645
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	59,509	3,418,197
PerkinElmer, Inc.	19,872	930,804
Thermo Fisher Scientific, Inc.	71,682	8,458,476
Waters Corp. (I)	15,127	1,579,864
		14,387,341
Pharmaceuticals - 5.9%
AbbVie, Inc.	285,995	16,141,558
Actavis PLC (I)	31,063	6,928,602
Allergan, Inc.	53,204	9,003,181
Bristol-Myers Squibb Company	296,632	14,389,618
Eli Lilly & Company	178,185	11,077,761
Forest Laboratories, Inc. (I)	42,525	4,209,975
Hospira, Inc. (I)	29,832	1,532,470
Johnson & Johnson	506,578	52,998,190
Merck & Company, Inc.	524,112	30,319,879
Mylan, Inc. (I)	66,312	3,419,047
Perrigo Company PLC	23,847	3,475,939
Pfizer, Inc.	1,142,897	33,921,183
Zoetis, Inc.	89,556	2,889,972
		190,307,375
		415,494,869
Industrials - 10.2%
Aerospace & Defense - 2.6%
General Dynamics Corp.	57,949	6,753,956
Honeywell International, Inc.	139,830	12,997,199
L-3 Communications Holdings, Inc.	15,304	1,847,958
Lockheed Martin Corp.	48,114	7,733,363
Northrop Grumman Corp.	38,656	4,624,417
Precision Castparts Corp.	25,924	6,543,218
Raytheon Company	56,051	5,170,705
Rockwell Collins, Inc.	24,197	1,890,754
Textron, Inc.	49,979	1,913,696
The Boeing Company	120,151	15,286,812
United Technologies Corp.	151,542	17,495,524
		82,257,602
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc. (L)	26,342	1,680,356
Expeditors International of Washington, Inc.	36,493	1,611,531
FedEx Corp.	49,726	7,527,522
United Parcel Service, Inc., Class B	126,647	13,001,581
		23,820,990
Airlines - 0.3%
Delta Air Lines, Inc.	151,036	5,848,114
Southwest Airlines Company	125,374	3,367,546
		9,215,660
Building Products - 0.1%
Allegion PLC	15,880	900,078
Masco Corp.	63,056	1,399,843
		2,299,921
Commercial Services & Supplies - 0.5%
Cintas Corp.	17,901	1,137,430
Iron Mountain, Inc.	30,235	1,071,831
Pitney Bowes, Inc. (L)	35,695	985,896
Republic Services, Inc.	48,061	1,824,876
Stericycle, Inc. (I)	15,110	1,789,326
The ADT Corp. (L)	32,694	1,142,328

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Tyco International, Ltd.	81,922	$3,735,643
Waste Management, Inc.	77,301	3,457,674
		15,145,004
Construction & Engineering - 0.1%
Fluor Corp.	28,474	2,189,651
Jacobs Engineering Group, Inc. (I)	23,418	1,247,711
Quanta Services, Inc. (I)	38,631	1,335,860
		4,773,222
Electrical Equipment - 0.6%
AMETEK, Inc.	43,889	2,294,517
Eaton Corp. PLC	84,745	6,540,619
Emerson Electric Company	125,493	8,327,715
Rockwell Automation, Inc.	24,636	3,083,442
		20,246,293
Industrial Conglomerates - 2.3%
3M Company	112,226	16,075,252
Danaher Corp.	109,008	8,582,200
General Electric Company	1,797,164	47,229,470
Roper Industries, Inc.	17,768	2,594,306
		74,481,228
Machinery - 1.7%
Caterpillar, Inc.	111,995	12,170,497
Cummins, Inc.	30,952	4,775,584
Deere & Company	65,930	5,969,962
Dover Corp.	30,126	2,739,960
Flowserve Corp.	24,413	1,815,107
Illinois Tool Works, Inc.	67,984	5,952,679
Ingersoll-Rand PLC	46,213	2,888,775
Joy Global, Inc. (L)	17,890	1,101,666
PACCAR, Inc.	63,314	3,978,019
Pall Corp.	19,604	1,673,986
Parker Hannifin Corp.	26,591	3,343,286
Pentair PLC	35,322	2,547,423
Snap-on, Inc.	10,401	1,232,727
Stanley Black & Decker, Inc.	27,574	2,421,549
Xylem, Inc.	32,717	1,278,580
		53,889,800
Professional Services - 0.2%
Equifax, Inc.	21,608	1,567,444
Nielsen Holdings NV	54,661	2,646,139
Robert Half International, Inc.	24,749	1,181,517
The Dun & Bradstreet Corp.	6,774	746,495
		6,141,595
Road & Rail - 0.9%
CSX Corp.	180,085	5,548,419
Kansas City Southern	19,571	2,104,078
Norfolk Southern Corp.	55,225	5,689,832
Ryder Systems, Inc.	9,347	823,377
Union Pacific Corp.	162,214	16,180,847
		30,346,553
Trading Companies & Distributors - 0.2%
Fastenal Company (L)	48,499	2,400,216
W.W. Grainger, Inc.	10,856	2,760,355
		5,160,571
		327,778,439

4

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Information Technology - 18.3%
Communications Equipment - 1.7%
Cisco Systems, Inc.	918,147	$22,815,953
F5 Networks, Inc. (I)	13,454	1,499,314
Harris Corp.	19,014	1,440,311
Juniper Networks, Inc. (I)	83,531	2,049,851
Motorola Solutions, Inc.	40,278	2,681,306
QUALCOMM, Inc.	303,372	24,027,062
		54,513,797
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	28,081	2,705,324
Corning, Inc.	235,882	5,177,610
FLIR Systems, Inc.	25,188	874,779
Jabil Circuit, Inc.	34,240	715,616
TE Connectivity, Ltd.	72,956	4,511,599
		13,984,928
Internet Software & Services - 3.1%
Akamai Technologies, Inc. (I)	31,918	1,948,913
eBay, Inc. (I)	204,491	10,236,819
Facebook, Inc., Class A (I)	308,023	20,726,868
Google, Inc., Class A (I)	50,761	29,678,434
Google, Inc., Class C (I)	50,755	29,198,336
VeriSign, Inc. (I)	22,299	1,088,414
Yahoo!, Inc. (I)	167,551	5,886,067
		98,763,851
IT Services - 3.2%
Accenture PLC, Class A	113,500	9,175,340
Alliance Data Systems Corp. (I)	9,486	2,667,938
Automatic Data Processing, Inc.	85,887	6,809,121
Cognizant Technology
Solutions Corp., Class A (I)	108,258	5,294,899
Computer Sciences Corp.	25,887	1,636,058
Fidelity National Information Services, Inc.	51,933	2,842,812
Fiserv, Inc. (I)	45,151	2,723,508
International Business Machines Corp.	170,480	30,902,910
MasterCard, Inc., Class A	179,819	13,211,302
Paychex, Inc.	57,738	2,399,591
Teradata Corp. (I)	28,385	1,141,077
The Western Union Company	98,277	1,704,123
Total System Services, Inc.	29,668	931,872
Visa, Inc., Class A	90,310	19,029,220
Xerox Corp.	198,682	2,471,604
		102,941,375
Semiconductors & Semiconductor Equipment - 2.3%
Altera Corp.	56,492	1,963,662
Analog Devices, Inc.	55,876	3,021,215
Applied Materials, Inc.	215,913	4,868,838
Avago Technologies, Ltd.	45,588	3,285,527
Broadcom Corp., Class A	98,398	3,652,534
First Solar, Inc. (I)	12,742	905,447
Intel Corp.	893,970	27,623,673
KLA-Tencor Corp.	29,806	2,165,108
Lam Research Corp.	28,758	1,943,466
Linear Technology Corp.	42,263	1,989,319
Microchip Technology, Inc. (L)	35,302	1,723,091
Micron Technology, Inc. (I)	194,084	6,395,068
NVIDIA Corp.	98,898	1,833,569
Texas Instruments, Inc.	193,236	9,234,748
Xilinx, Inc.	47,400	2,242,494
		72,847,759

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software - 3.4%
Adobe Systems, Inc. (I)	82,593	$5,976,429
Autodesk, Inc. (I)	40,614	2,289,817
CA, Inc.	57,744	1,659,563
Citrix Systems, Inc. (I)	29,748	1,860,737
Electronic Arts, Inc. (I)	54,941	1,970,734
Intuit, Inc.	50,630	4,077,234
Microsoft Corp.	1,346,352	56,142,878
Oracle Corp.	617,160	25,013,495
Red Hat, Inc. (I)	33,982	1,878,185
Salesforce.com, Inc. (I)	102,744	5,967,372
Symantec Corp.	123,672	2,832,089
		109,668,533
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	1,080,469	100,407,984
EMC Corp.	367,556	9,681,425
Hewlett-Packard Company	337,834	11,378,249
NetApp, Inc.	59,054	2,156,652
SanDisk Corp.	40,119	4,189,627
Seagate Technology PLC	58,627	3,331,186
Western Digital Corp.	37,461	3,457,650
		134,602,773
		587,323,016
Materials - 3.4%
Chemicals - 2.5%
Air Products & Chemicals, Inc.	37,840	4,866,981
Airgas, Inc.	11,786	1,283,613
CF Industries Holdings, Inc.	9,267	2,228,992
E.I. du Pont de Nemours & Company	165,289	10,816,512
Eastman Chemical Company	27,011	2,359,411
Ecolab, Inc.	48,182	5,364,584
FMC Corp.	23,672	1,685,210
International Flavors & Fragrances, Inc.	14,376	1,499,129
LyondellBasell Industries NV, Class A	74,653	7,289,865
Monsanto Company	93,656	11,682,649
PPG Industries, Inc.	24,717	5,194,278
Praxair, Inc.	52,499	6,973,967
Sigma-Aldrich Corp.	21,295	2,161,017
The Dow Chemical Company	216,773	11,155,139
The Mosaic Company	57,237	2,830,370
The Sherwin-Williams Company	15,151	3,134,893
		80,526,610
Construction Materials - 0.1%
Vulcan Materials Company	23,382	1,490,603
Containers & Packaging - 0.2%
Avery Dennison Corp.	17,171	880,014
Ball Corp.	25,136	1,575,524
Bemis Company, Inc.	18,366	746,762
MeadWestvaco Corp.	30,775	1,362,102
Owens-Illinois, Inc. (I)	29,467	1,020,737
Sealed Air Corp.	35,175	1,201,930
		6,787,069
Metals & Mining - 0.5%
Alcoa, Inc.	212,384	3,162,398
Allegheny Technologies, Inc.	19,183	865,153
Freeport-McMoRan Copper & Gold, Inc.	185,230	6,760,895
Newmont Mining Corp.	88,747	2,257,724
Nucor Corp.	56,516	2,783,413
United States Steel Corp. (L)	25,764	670,895
		16,500,478

5

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Paper & Forest Products - 0.1%
International Paper Company	78,070	$3,940,193
		109,244,953
Telecommunication Services - 2.5%
Diversified Telecommunication Services - 2.5%
American Tower Corp.	70,411	6,335,582
AT&T, Inc.	932,280	32,965,421
CenturyLink, Inc.	103,096	3,732,075
Frontier Communications Corp. (L)	176,258	1,029,347
Verizon Communications, Inc.	741,614	36,287,173
Windstream Holdings, Inc. (L)	107,341	1,069,116
		81,418,714
		81,418,714
Utilities - 3.1%
Electric Utilities - 1.8%
American Electric Power Company, Inc.	87,211	4,863,757
Duke Energy Corp.	127,959	9,493,278
Edison International	58,122	3,377,469
Entergy Corp.	31,757	2,606,932
Exelon Corp.	152,594	5,566,629
FirstEnergy Corp.	74,686	2,593,098
NextEra Energy, Inc.	79,088	8,104,938
Northeast Utilities	56,046	2,649,294
Pepco Holdings, Inc.	44,158	1,213,462
Pinnacle West Capital Corp.	19,888	1,150,322
PPL Corp.	112,601	4,000,714
The Southern Company	161,553	7,331,275
Xcel Energy, Inc.	89,122	2,872,402
		55,823,570
Gas Utilities - 0.0%
AGL Resources, Inc.	21,385	1,176,817
Independent Power and Renewable Electricity
Producers - 0.1%
AES Corp.	116,465	1,811,031
NRG Energy, Inc.	62,041	2,307,925
		4,118,956
Multi-Utilities - 1.2%
Ameren Corp.	43,586	1,781,796
CenterPoint Energy, Inc.	76,690	1,958,663
CMS Energy Corp.	47,865	1,490,995
Consolidated Edison, Inc.	52,192	3,013,566
Dominion Resources, Inc.	105,737	7,562,310
DTE Energy Company	31,493	2,452,360
Integrys Energy Group, Inc.	14,424	1,025,979
NiSource, Inc.	59,684	2,347,969
PG&E Corp.	81,421	3,909,836
Public Service Enterprise Group, Inc.	90,151	3,677,259
SCANA Corp.	25,370	1,365,160
Sempra Energy	40,658	4,257,299
TECO Energy, Inc.	37,006	683,871
Wisconsin Energy Corp.	39,979	1,875,815
		37,402,878
		98,522,221
TOTAL COMMON STOCKS (Cost $1,757,955,777)		$3,120,140,874

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 0.6%
John Hancock Collateral
Investment Trust, 0.0995% (W)(Y)	2,033,646	20,351,513
TOTAL SECURITIES LENDING
COLLATERAL (Cost $20,351,304)		$20,351,513
SHORT-TERM INVESTMENTS - 2.8%
Repurchase Agreement - 2.8%
Repurchase Agreement with State Street Corp.
dated 06/30/2014 at 0.000% to be
repurchased at $89,371,000 on 07/01/2014,
collateralized by $84,310,000 U.S. Treasury
Bonds, 3.750% due 11/15/2043 (valued at
$91,160,188, including interest)	$89,371,000	$89,371,000
TOTAL SHORT-TERM INVESTMENTS (Cost $89,371,000)		$89,371,000
Total Investments (500 Index Trust B)
(Cost $1,867,678,081) - 100.6%		$3,229,863,387
Other assets and liabilities, net - (0.6%)		(20,270,593)
TOTAL NET ASSETS - 100.0%		$3,209,592,794

All Cap Core Trust
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.1%
Consumer Discretionary - 10.6%
Auto Components - 0.3%
Cooper Tire & Rubber Company	7,800	$234,000
Gentex Corp.	3,700	107,633
Tower International, Inc. (I)	17,400	641,016
		982,649
Diversified Consumer Services - 0.7%
Capella Education Company	6,300	342,657
Graham Holdings Company, Class B	2,989	2,146,431
Strayer Education, Inc. (I)	800	42,008
		2,531,096
Hotels, Restaurants & Leisure - 1.7%
Marriott International, Inc., Class A	67,700	4,339,570
Wynn Resorts, Ltd.	10,500	2,179,380
		6,518,950
Household Durables - 1.3%
Harman International Industries, Inc.	44,500	4,780,634
Internet & Catalog Retail - 0.3%
Nutrisystem, Inc.	57,600	985,536
Media - 2.6%
Comcast Corp., Class A	17,400	934,032
Starz, Class A	49,000	1,459,710
The Walt Disney Company	18,300	1,569,042
Time Warner Cable, Inc.	16,100	2,371,530
Time Warner, Inc.	48,700	3,421,175
Time, Inc. (I)	6,200	150,164
		9,905,653
Specialty Retail - 3.1%
Aaron’s, Inc.	130,800	4,661,712
AutoZone, Inc. (I)	5,700	3,056,568
O’Reilly Automotive, Inc. (I)	25,400	3,825,240
		11,543,520

6

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.6%
Skechers U.S.A., Inc., Class A (I)	50,500	$2,307,850
		39,555,888
Consumer Staples - 6.6%
Beverages - 0.6%
Dr. Pepper Snapple Group, Inc.	11,100	650,238
Monster Beverage Corp. (I)	24,500	1,740,235
		2,390,473
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	33,500	2,524,895
Safeway, Inc.	34,100	1,170,994
		3,695,889
Food Products - 3.9%
Archer-Daniels-Midland Company	38,800	1,711,468
Cal-Maine Foods, Inc.	2,700	200,664
John B. Sanfilippo & Son, Inc.	2,000	52,940
Omega Protein Corp. (I)	3,700	50,616
Pilgrim’s Pride Corp. (I)	184,700	5,053,392
Sanderson Farms, Inc.	34,800	3,382,560
Tyson Foods, Inc., Class A	107,400	4,031,796
		14,483,436
Household Products - 1.1%
Kimberly-Clark Corp.	35,700	3,970,554
		24,540,352
Energy - 10.7%
Energy Equipment & Services - 2.6%
Baker Hughes, Inc.	9,200	684,940
Helmerich & Payne, Inc.	41,700	4,841,787
Matrix Service Company (I)	30,400	996,816
Nabors Industries, Ltd.	42,900	1,259,973
Patterson-UTI Energy, Inc.	38,900	1,359,166
Pioneer Energy Services Corp. (I)	15,200	266,608
RPC, Inc.	19,700	462,753
		9,872,043
Oil, Gas & Consumable Fuels - 8.1%
Chesapeake Energy Corp.	117,800	3,661,224
ConocoPhillips	74,300	6,369,740
EOG Resources, Inc.	49,400	5,772,884
EQT Corp.	33,700	3,602,530
Exxon Mobil Corp.	30,500	3,070,740
Green Plains Renewable Energy, Inc.	6,700	220,229
REX American Resources Corp. (I)	9,900	725,769
Valero Energy Corp.	86,800	4,348,680
Whiting Petroleum Corp. (I)	29,400	2,359,350
		30,131,146
		40,003,189
Financials - 14.4%
Banks - 4.9%
Comerica, Inc.	39,100	1,961,256
First Citizens BancShares, Inc., Class A	2,900	710,500
KeyCorp	135,600	1,943,148
MidSouth Bancorp, Inc.	2,100	41,769
OFG Bancorp	19,500	358,995
Popular, Inc. (I)	66,800	2,283,224
Simmons First National Corp., Class A	3,600	141,804
State Bank Financial Corp.	9,400	158,954
SunTrust Banks, Inc.	122,600	4,911,356
SVB Financial Group (I)	16,000	1,865,920

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
The PNC Financial Services Group, Inc.	25,300	$2,252,965
Wintrust Financial Corp.	34,300	1,577,800
		18,207,691
Capital Markets - 2.6%
Ameriprise Financial, Inc.	2,700	324,000
Arlington Asset Investment Corp., Class A	8,200	224,106
E*TRADE Financial Corp. (I)	223,100	4,743,106
Lazard, Ltd., Class A	22,600	1,165,256
The Charles Schwab Corp.	116,800	3,145,424
		9,601,892
Consumer Finance - 1.0%
Capital One Financial Corp.	45,900	3,791,340
Diversified Financial Services - 0.1%
Interactive Brokers Group, Inc., Class A	8,700	202,623
Insurance - 4.0%
Alleghany Corp. (I)	9,500	4,162,140
Allied World Assurance Company Holdings AG	19,800	752,796
AmTrust Financial Services, Inc. (L)	7,300	305,213
Lincoln National Corp.	31,800	1,635,792
Old Republic International Corp.	56,200	929,548
PartnerRe, Ltd.	29,700	3,243,537
Principal Financial Group, Inc.	76,900	3,881,912
The Hanover Insurance Group, Inc.	3,000	189,450
		15,100,388
Real Estate Investment Trusts - 1.0%
AG Mortgage Investment Trust, Inc.	28,500	539,505
Aviv REIT, Inc.	6,900	194,373
Capstead Mortgage Corp.	83,100	1,092,765
Potlatch Corp.	42,500	1,759,500
Resource Capital Corp.	46,400	261,232
		3,847,375
Real Estate Management & Development - 0.8%
CBRE Group, Inc., Class A (I)	91,700	2,938,068
		53,689,377
Health Care - 14.3%
Biotechnology - 2.8%
Alexion Pharmaceuticals, Inc. (I)	12,900	2,015,625
Gilead Sciences, Inc. (I)	60,900	5,049,219
PDL BioPharma, Inc. (L)	216,000	2,090,880
United Therapeutics Corp. (I)	16,100	1,424,689
		10,580,413
Health Care Equipment & Supplies - 1.7%
Becton, Dickinson and Company	15,800	1,869,140
Boston Scientific Corp. (I)	340,400	4,346,908
		6,216,048
Health Care Providers & Services - 3.2%
Aetna, Inc.	20,800	1,686,464
Cigna Corp.	54,900	5,049,153
McKesson Corp.	200	37,242
WellCare Health Plans, Inc. (I)	61,500	4,591,590
WellPoint, Inc.	3,600	387,396
		11,751,845
Life Sciences Tools & Services - 1.4%
Affymetrix, Inc. (I)(L)	13,900	123,849
Illumina, Inc. (I)	29,000	5,177,660
		5,301,509

7

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals - 5.2%
AbbVie, Inc.	60,900	$3,437,196
Akorn, Inc. (I)	31,900	1,060,675
Allergan, Inc.	31,500	5,330,430
Johnson & Johnson	90,800	9,499,496
		19,327,797
		53,177,612
Industrials - 13.9%
Aerospace & Defense - 6.7%
General Dynamics Corp.	30,500	3,554,775
Huntington Ingalls Industries, Inc.	43,500	4,114,665
L-3 Communications Holdings, Inc.	33,900	4,093,425
Lockheed Martin Corp.	31,900	5,127,287
Northrop Grumman Corp.	40,300	4,821,089
The Boeing Company	26,600	3,384,318
		25,095,559
Airlines - 3.1%
Alaska Air Group, Inc.	12,500	1,188,125
Delta Air Lines, Inc.	132,400	5,126,528
Hawaiian Holdings, Inc. (I)	17,300	237,183
Southwest Airlines Company	183,000	4,915,380
		11,467,216
Building Products - 0.1%
AAON, Inc.	7,100	237,992
Commercial Services & Supplies - 0.3%
Kimball International, Inc., Class B	35,400	591,888
US Ecology, Inc.	9,900	484,605
		1,076,493
Construction & Engineering - 0.1%
Argan, Inc.	15,400	574,266
Electrical Equipment - 0.4%
Acuity Brands, Inc.	10,100	1,396,325
Industrial Conglomerates - 0.0%
General Electric Company	2,800	73,584
Machinery - 1.8%
Caterpillar, Inc.	500	54,335
IDEX Corp.	19,000	1,534,060
Illinois Tool Works, Inc.	6,300	551,628
Trinity Industries, Inc.	102,700	4,490,044
		6,630,067
Professional Services - 1.4%
ManpowerGroup, Inc.	52,000	4,412,200
RPX Corp. (I)	46,400	823,600
		5,235,800
Trading Companies & Distributors - 0.0%
United Rentals, Inc. (I)	900	94,257
		51,881,559
Information Technology - 19.1%
Communications Equipment - 0.2%
Alliance Fiber Optic Products, Inc. (L)	17,300	313,130
Harris Corp.	8,200	621,150
		934,280
Electronic Equipment, Instruments & Components - 0.7%
Benchmark Electronics, Inc. (I)	14,300	364,364
Zebra Technologies Corp., Class A (I)	29,200	2,403,744
		2,768,108

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet Software & Services - 1.4%
Akamai Technologies, Inc. (I)	30,600	$1,868,436
Constant Contact, Inc. (I)	3,800	122,018
LogMeIn, Inc. (I)	50,500	2,354,310
WebMD Health Corp. (I)(L)	17,300	835,590
		5,180,354
IT Services - 3.1%
Amdocs, Ltd.	26,800	1,241,644
Broadridge Financial Solutions, Inc.	57,300	2,385,972
Computer Sciences Corp.	72,900	4,607,280
Convergys Corp.	81,000	1,736,640
DST Systems, Inc.	7,700	709,709
Euronet Worldwide, Inc. (I)	6,800	328,032
Fiserv, Inc. (I)	2,800	168,896
Jack Henry & Associates, Inc.	7,200	427,896
		11,606,069
Semiconductors & Semiconductor Equipment - 3.4%
Amkor Technology, Inc. (I)	98,200	1,097,876
International Rectifier Corp. (I)	7,100	198,090
Intersil Corp., Class A	56,400	843,180
Lam Research Corp.	8,700	587,946
Micron Technology, Inc. (I)	130,200	4,290,090
NVIDIA Corp.	26,000	482,040
Skyworks Solutions, Inc.	99,400	4,667,824
Texas Instruments, Inc.	1,900	90,801
TriQuint Semiconductor, Inc. (I)	18,500	292,485
		12,550,332
Software - 4.5%
AVG Technologies NV (I)	86,700	1,745,271
Electronic Arts, Inc. (I)	130,300	4,673,861
Intuit, Inc.	29,700	2,391,741
Manhattan Associates, Inc. (I)	117,200	4,035,196
Microsoft Corp.	32,107	1,338,862
NetScout Systems, Inc. (I)	34,600	1,534,164
Take-Two Interactive Software, Inc. (I)	49,800	1,107,552
		16,826,647
Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	66,182	6,150,293
Hewlett-Packard Company	163,400	5,503,312
Lexmark International, Inc., Class A	99,200	4,777,472
SanDisk Corp.	48,400	5,054,412
		21,485,489
		71,351,279
Materials - 3.0%
Chemicals - 1.5%
Balchem Corp.	4,600	246,376
International Flavors & Fragrances, Inc.	18,700	1,950,036
Minerals Technologies, Inc.	2,000	131,160
PPG Industries, Inc.	10,300	2,164,545
The Dow Chemical Company	21,900	1,126,974
		5,619,091
Metals & Mining - 1.5%
Alcoa, Inc.	151,300	2,252,857
Compass Minerals International, Inc.	35,600	3,408,344
		5,661,201
		11,280,292

8

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Telecommunication Services - 3.0%
Diversified Telecommunication Services - 3.0%
American Tower Corp.	32,700	$2,942,346
Inteliquent, Inc.	9,900	137,313
Verizon Communications, Inc.	161,900	7,921,767
		11,001,426
		11,001,426
Utilities - 3.5%
Electric Utilities - 2.1%
Edison International	50,900	2,957,799
Entergy Corp.	59,600	4,892,564
		7,850,363
Gas Utilities - 0.3%
AGL Resources, Inc.	22,000	1,210,660
Multi-Utilities - 1.1%
Public Service Enterprise Group, Inc.	96,400	3,932,156
		12,993,179
TOTAL COMMON STOCKS (Cost $333,348,584)		$369,474,153
SECURITIES LENDING COLLATERAL - 0.8%
John Hancock Collateral
Investment Trust, 0.0995% (W)(Y)	281,284	2,814,922
TOTAL SECURITIES LENDING
COLLATERAL (Cost $2,814,893)		$2,814,922
SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
State Street Institutional Liquid Reserves
Fund, 0.0619% (Y)	3,337,422	3,337,422
TOTAL SHORT-TERM INVESTMENTS (Cost $3,337,422)		$3,337,422
Total Investments (All Cap Core Trust)
(Cost $339,500,899) - 100.8%		$375,626,497
Other assets and liabilities, net - (0.8%)		(2,909,248)
TOTAL NET ASSETS - 100.0%		$372,717,249

Alpha Opportunities Trust
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.1%
Consumer Discretionary - 16.7%
Auto Components - 0.3%
Dana Holding Corp.	25,155	$614,285
Tenneco, Inc. (I)	24,955	1,639,544
		2,253,829
Automobiles - 1.2%
Dongfeng Motor Group Company, Ltd.,
H Shares	344,200	616,508
Fiat SpA (I)	90,117	888,509
Ford Motor Company	257,108	4,432,536
Harley-Davidson, Inc.	49,356	3,447,517
Tesla Motors, Inc. (I)(L)	2,393	574,464
		9,959,534

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified Consumer Services - 0.0%
Service Corp. International	14,151	$293,209
Hotels, Restaurants & Leisure - 2.8%
Bloomin’ Brands, Inc. (I)	228,039	5,114,915
Boyd Gaming Corp. (I)	45,647	553,698
Compass Group PLC	53,047	922,298
Dunkin’ Brands Group, Inc.	27,244	1,248,048
McDonald’s Corp.	67,074	6,757,035
Panera Bread Company, Class A (I)	29,559	4,428,825
Starwood Hotels & Resorts Worldwide, Inc.	45,305	3,661,550
Wyndham Worldwide Corp.	24,847	1,881,415
		24,567,784
Household Durables - 3.2%
D.R. Horton, Inc.	10,889	267,652
Harman International Industries, Inc.	2,068	222,165
KB Home (L)	237,953	4,444,962
Lennar Corp., Class A	126,725	5,319,916
M/I Homes, Inc. (I)	55,038	1,335,772
NVR, Inc. (I)	4,346	5,000,508
PulteGroup, Inc.	251,922	5,078,748
Whirlpool Corp.	43,263	6,023,075
		27,692,798
Internet & Catalog Retail - 2.3%
Ctrip.com International, Ltd., ADR (I)	4,409	282,352
Expedia, Inc.	5,051	397,817
Groupon, Inc. (I)(L)	493,197	3,264,964
Netflix, Inc. (I)	12,388	5,458,153
Rakuten, Inc.	20,789	268,783
The Priceline Group, Inc. (I)	7,013	8,436,639
TripAdvisor, Inc. (I)	12,821	1,393,130
		19,501,838
Leisure Products - 0.5%
Mattel, Inc.	114,980	4,480,771
Media - 1.1%
Dentsu, Inc.	5,566	226,674
DHX Media, Ltd.	186,470	1,172,591
DIRECTV (I)	7,591	645,311
DISH Network Corp., Class A (I)	15,261	993,186
Loral Space & Communications, Inc. (I)	13,050	948,605
Markit Ltd. (I)	1,500	40,470
Solocal Group (I)	590,595	581,887
Time Warner, Inc.	25,976	1,824,814
Tribune Company (I)	5,350	455,018
Twenty-First Century Fox, Inc., Class A	7,823	274,978
WPP PLC	95,107	2,072,560
		9,236,094
Multiline Retail - 0.2%
Intime Retail Group Company, Ltd.	759,230	664,943
Tuesday Morning Corp. (I)	76,205	1,357,973
		2,022,916
Specialty Retail - 4.7%
Advance Auto Parts, Inc.	54,769	7,389,433
AutoZone, Inc. (I)	6,951	3,727,404
CarMax, Inc. (I)	9,400	488,894
GameStop Corp., Class A (L)	9,447	382,320
GNC Holdings, Inc., Class A	41,565	1,417,367
Lowe’s Companies, Inc.	257,419	12,353,538
Office Depot, Inc. (I)	104,724	595,880
Outerwall, Inc. (I)(L)	10,176	603,946
Signet Jewelers, Ltd.	12,405	1,371,869

9

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
The Home Depot, Inc.	53,675	$4,345,528
The TJX Companies, Inc.	106,487	5,659,784
Tiffany & Company	11,208	1,123,602
Zhongsheng Group Holdings, Ltd.	578,620	746,668
		40,206,233
Textiles, Apparel & Luxury Goods - 0.4%
ANTA Sports Products, Ltd.	258,733	409,147
Asics Corp.	14,944	348,968
Kate Spade & Company (I)	7,808	297,797
Samsonite International SA	641,680	2,115,234
Skechers U.S.A., Inc., Class A (I)	5,170	236,269
Under Armour, Inc., Class A (I)	4,501	267,764
		3,675,179
		143,890,185
Consumer Staples - 5.2%
Beverages - 2.4%
Anheuser-Busch InBev NV	18,849	2,165,755
Anheuser-Busch InBev NV, ADR	33,857	3,891,524
Diageo PLC	134,795	4,293,095
Diageo PLC, ADR	18,263	2,324,332
Molson Coors Brewing Company, Class B	41,841	3,102,929
Monster Beverage Corp. (I)	3,790	269,204
Treasury Wine Estates, Ltd.	1,028,198	4,855,631
		20,902,470
Food & Staples Retailing - 0.6%
CVS Caremark Corp.	25,148	1,895,405
Metro AG (I)	19,547	850,655
Rite Aid Corp. (I)	36,049	258,471
Seven & I Holdings Company, Ltd.	7,291	307,314
Walgreen Company	18,722	1,387,862
		4,699,707
Food Products - 1.7%
Greencore Group PLC	94,856	430,895
Ingredion, Inc.	43,767	3,284,276
Keurig Green Mountain, Inc.	9,931	1,237,502
Kraft Foods Group, Inc.	62,833	3,766,838
Mead Johnson Nutrition Company	3,022	281,560
Mondelez International, Inc., Class A	85,007	3,197,113
Unilever NV - NY Shares	57,276	2,506,398
		14,704,582
Household Products - 0.1%
Svenska Cellulosa AB SCA, B Shares	41,966	1,092,957
Personal Products - 0.0%
Kao Corp.	2,416	95,151
Tobacco - 0.4%
Lorillard, Inc.	11,783	718,410
Philip Morris International, Inc.	20,143	1,698,256
Reynolds American, Inc.	7,068	426,554
		2,843,220
		44,338,087
Energy - 8.3%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	23,170	1,725,007
Halliburton Company	20,345	1,444,698
Helmerich & Payne, Inc.	5,185	602,030
McDermott International, Inc. (I)(L)	78,484	634,936
Patterson-UTI Energy, Inc.	6,565	229,381

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Schlumberger, Ltd.	3,656	$431,225
Superior Energy Services, Inc.	10,902	393,998
Trican Well Service, Ltd. (L)	360,460	5,820,464
		11,281,739
Oil, Gas & Consumable Fuels - 7.0%
Anadarko Petroleum Corp.	26,678	2,920,441
Athlon Energy, Inc. (I)	36,685	1,749,875
BG Group PLC	240,071	5,065,824
Cabot Oil & Gas Corp.	38,591	1,317,497
Cameco Corp. (L)	157,113	3,081,395
Chesapeake Energy Corp.	11,071	344,087
Chevron Corp.	33,682	4,397,185
Cobalt International Energy, Inc. (I)	387,361	7,108,074
Concho Resources, Inc. (I)	1,970	284,665
Continental Resources, Inc. (I)(L)	2,159	341,208
Diamondback Energy, Inc. (I)	2,559	227,239
Energen Corp.	3,938	350,009
Exxon Mobil Corp.	42,404	4,269,235
Golar LNG, Ltd.	4,631	278,323
Karoon Gas Australia, Ltd. (I)	729,301	2,111,284
Kodiak Oil & Gas Corp. (I)	35,612	518,155
Laredo Petroleum, Inc. (I)(L)	62,113	1,924,261
Occidental Petroleum Corp.	20,929	2,147,943
Phillips 66	3,335	268,234
Pioneer Natural Resources Company	59,299	13,627,503
Suncor Energy, Inc.	95,169	4,057,054
Tsakos Energy Navigation, Ltd.	297,435	1,989,840
Valero Energy Corp.	5,325	266,783
Whiting Petroleum Corp. (I)	5,422	435,116
YPF SA, ADR	36,403	1,189,650
		60,270,880
		71,552,619
Financials - 10.6%
Banks - 3.2%
Banco Santander SA	25,078	262,046
BOK Financial Corp.	27,357	1,821,976
Fifth Third Bancorp	10,782	230,196
First Republic Bank	27,914	1,534,991
Frost Bankers, Inc.	7,325	581,752
JPMorgan Chase & Company	74,796	4,309,746
M&T Bank Corp. (L)	39,850	4,943,393
The PNC Financial Services Group, Inc.	91,577	8,154,932
Wells Fargo & Company	103,335	5,431,288
		27,270,320
Capital Markets - 1.4%
BlackRock, Inc.	25,385	8,113,046
Henderson Group PLC	372,613	1,533,660
SEI Investments Company	78,722	2,579,720
		12,226,426
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc., Class B (I)	16,596	2,100,390
Japan Exchange Group, Inc.	13,709	337,875
McGraw-Hill Financial, Inc.	16,050	1,332,632
Moody’s Corp.	14,255	1,249,593
Wl Ross Holding Corp. (I)	28,700	295,610
		5,316,100
Insurance - 4.9%
ACE, Ltd.	68,516	7,105,109
Alleghany Corp. (I)	4,723	2,069,241

10

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
American International Group, Inc.	95,541	$5,214,628
Assured Guaranty, Ltd.	61,684	1,511,258
Fairfax Financial Holdings, Ltd.	4,822	2,287,609
Fidelity National Financial, Inc., Class A	6,642	217,592
Markel Corp. (I)	7,302	4,787,483
Marsh & McLennan Companies, Inc.	183,330	9,500,161
MetLife, Inc.	139,644	7,758,621
White Mountains Insurance Group, Ltd.	2,883	1,754,133
		42,205,835
Real Estate Investment Trusts - 0.2%
SL Green Realty Corp.	17,300	1,892,793
Real Estate Management & Development - 0.3%
CBRE Group, Inc., Class A (I)	8,796	281,824
Jones Lang LaSalle, Inc.	1,497	189,206
Kennedy-Wilson Holdings, Inc.	46,500	1,247,130
Realogy Holdings Corp. (I)	25,259	952,517
		2,670,677
		91,582,151
Health Care - 14.6%
Biotechnology - 1.8%
Alkermes PLC (I)	4,384	220,647
Alnylam Pharmaceuticals, Inc. (I)	24,771	1,564,784
Arena Pharmaceuticals, Inc. (I)(L)	119,513	700,346
Biogen Idec, Inc. (I)	8,263	2,605,407
Celgene Corp. (I)	15,274	1,311,731
Gilead Sciences, Inc. (I)	24,074	1,995,975
Incyte Corp., Ltd. (I)	22,600	1,275,544
Innate Pharma SA (I)(L)	44,964	549,379
Isis Pharmaceuticals, Inc. (I)(L)	12,508	430,901
Medivation, Inc. (I)	2,369	182,603
NPS Pharmaceuticals, Inc. (I)	15,119	499,683
Portola Pharmaceuticals, Inc. (I)	36,088	1,053,048
Regeneron Pharmaceuticals, Inc. (I)	7,289	2,058,924
TESARO, Inc. (I)	16,873	524,919
Vertex Pharmaceuticals, Inc. (I)	2,391	226,380
		15,200,271
Health Care Equipment & Supplies - 0.4%
Medtronic, Inc.	60,671	3,868,383
Health Care Providers & Services - 2.6%
Acadia Healthcare Company, Inc. (I)	27,922	1,270,451
Aetna, Inc.	5,493	445,372
Cardinal Health, Inc.	65,926	4,519,887
Envision Healthcare Holdings, Inc. (I)	158,683	5,698,307
HCA Holdings, Inc. (I)	14,836	836,454
Humana, Inc.	3,504	447,531
Laboratory Corp. of America Holdings (I)	25,308	2,591,539
Tenet Healthcare Corp. (I)	9,083	426,356
UnitedHealth Group, Inc.	67,846	5,546,411
Universal Health Services, Inc., Class B	5,831	558,377
		22,340,685
Health Care Technology - 0.1%
CareView Communications, Inc. (I)	1,190,095	755,710
Life Sciences Tools & Services - 0.3%
Covance, Inc. (I)	11,884	1,017,033
Illumina, Inc. (I)	10,190	1,819,323
		2,836,356
Pharmaceuticals - 9.4%
Actavis PLC (I)	34,049	7,594,629

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Allergan, Inc.	2,595	$439,126
Astellas Pharma, Inc.	10,310	135,582
AstraZeneca PLC, ADR	40,837	3,034,597
Bristol-Myers Squibb Company	449,152	21,788,364
Eli Lilly & Company	62,486	3,884,755
Jazz Pharmaceuticals PLC (I)	5,500	808,555
Johnson & Johnson	83,731	8,759,937
Merck & Company, Inc.	274,353	15,871,321
Novo Nordisk A/S, Class B	9,070	418,607
Ono Pharmaceutical Company, Ltd.	41,525	3,648,355
Pacira Pharmaceuticals, Inc. (I)	2,625	241,133
Roche Holding AG	26,897	8,014,144
Salix Pharmaceuticals, Ltd. (I)	17,454	2,152,951
Teva Pharmaceutical Industries, Ltd., ADR	16,351	857,119
TherapeuticsMD, Inc. (I)	697,020	3,080,828
		80,730,003
		125,731,408
Industrials - 15.5%
Aerospace & Defense - 3.0%
Bombardier, Inc., Class B (L)	185,830	656,557
Curtiss-Wright Corp.	3,083	202,121
DigitalGlobe, Inc. (I)	123,277	3,427,101
Esterline Technologies Corp. (I)	11,211	1,290,610
Lockheed Martin Corp.	31,757	5,104,303
Moog, Inc., Class A (I)	14,300	1,042,327
Northrop Grumman Corp.	37,084	4,436,359
Rolls-Royce Holdings PLC (I)	81,779	1,494,162
Safran SA	23,768	1,555,965
Textron, Inc.	6,795	260,181
TransDigm Group, Inc.	10,004	1,673,269
United Technologies Corp.	37,516	4,331,222
		25,474,177
Air Freight & Logistics - 1.0%
Deutsche Post AG	3,267	117,922
FedEx Corp.	4,547	688,325
United Parcel Service, Inc., Class B	76,134	7,815,916
		8,622,163
Airlines - 0.9%
AirAsia BHD	951,726	682,033
American Airlines Group, Inc. (I)	155,267	6,670,270
Gol Linhas Aereas
Inteligentes SA, ADR (I)(L)	26,806	146,897
United Continental Holdings, Inc. (I)	13,254	544,342
		8,043,542
Building Products - 1.4%
Armstrong World Industries, Inc. (I)	103,513	5,944,752
Daikin Industries, Ltd.	2,407	151,912
Geberit AG	647	226,963
Lennox International, Inc.	45,744	4,097,290
Owens Corning	39,505	1,528,053
		11,948,970
Commercial Services & Supplies - 1.0%
Clean Harbors, Inc. (I)	126,434	8,123,385
Construction & Engineering - 0.4%
China Machinery Engineering Corp., H Shares	1,137,000	672,576
Jacobs Engineering Group, Inc. (I)	47,708	2,541,882
Vinci SA	4,360	325,948
		3,540,406

11

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electrical Equipment - 1.6%
Acuity Brands, Inc.	30,973	$4,282,017
Capstone Turbine Corp. (I)(L)	833,929	1,259,233
Eaton Corp. PLC	55,779	4,305,023
Hubbell, Inc., Class B	6,372	784,712
Nidec Corp.	14,685	903,132
SolarCity Corp. (I)(L)	4,329	305,627
Zumtobel AG	98,480	2,297,181
		14,136,925
Industrial Conglomerates - 0.8%
3M Company	16,450	2,356,298
Danaher Corp.	56,985	4,486,429
		6,842,727
Machinery - 1.5%
Allison Transmission Holdings, Inc.	134,190	4,173,309
Arcam AB (I)(L)	24,748	818,568
Barnes Group, Inc.	19,895	766,753
Flowserve Corp.	3,227	239,927
IDEX Corp.	23,264	1,878,335
PACCAR, Inc.	53,739	3,376,421
Pall Corp.	20,089	1,715,400
SMC Corp.	579	155,150
		13,123,863
Marine - 0.3%
Mitsui O.S.K. Lines, Ltd.	332,490	1,238,684
Nippon Yusen KK	286,140	825,393
Pacific Basin Shipping, Ltd.	887,000	551,538
		2,615,615
Professional Services - 1.3%
IHS, Inc., Class A (I)	57,134	7,751,370
ManpowerGroup, Inc.	19,885	1,687,242
Nielsen Holdings NV	36,457	1,764,883
Robert Half International, Inc.	4,719	225,285
		11,428,780
Road & Rail - 0.4%
AMERCO	3,670	1,067,089
Canadian National Railway Company	25,332	1,647,571
Kansas City Southern	6,357	683,441
		3,398,101
Trading Companies & Distributors - 1.8%
HD Supply Holdings, Inc. (I)	228,785	6,495,206
MSC Industrial Direct Company, Inc., Class A	41,611	3,979,676
Rexel SA (L)	76,891	1,798,292
WESCO International, Inc. (I)	41,511	3,585,720
		15,858,894
Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	9,980	229,603
Groupe Eurotunnel SA	29,539	399,636
		629,239
		133,786,787
Information Technology - 20.5%
Communications Equipment - 1.9%
Cisco Systems, Inc.	394,471	9,802,604
F5 Networks, Inc. (I)	12,701	1,415,399
Palo Alto Networks, Inc. (I)	5,670	475,430
Parkervision, Inc. (I)(L)	733,605	1,085,735
QUALCOMM, Inc.	47,434	3,756,773
		16,535,941

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity, Ltd.	22,175	$1,371,302
Truly International Holdings, Ltd.	655,625	398,687
		1,769,989
Internet Software & Services - 4.6%
Akamai Technologies, Inc. (I)	74,548	4,551,901
Angie’s List, Inc. (I)(L)	88,325	1,054,601
AOL, Inc. (I)	49,283	1,960,971
Bankrate, Inc. (I)	66,866	1,172,830
Constant Contact, Inc. (I)	32,595	1,046,625
CoStar Group, Inc. (I)	16,220	2,565,517
Facebook, Inc., Class A (I)	99,943	6,725,164
Gogo, Inc. (I)(L)	90,456	1,769,319
Google, Inc., Class A (I)	5,473	3,199,899
Google, Inc., Class C (I)	12,623	7,261,759
InterActiveCorp	7,501	519,294
Monster Worldwide, Inc. (I)	251,305	1,643,535
Pandora Media, Inc. (I)	78,992	2,330,264
Tencent Holdings, Ltd.	12,133	185,048
Web.com Group, Inc. (I)	54,418	1,571,048
Yahoo!, Inc. (I)	25,068	880,639
Yelp, Inc. (I)	12,525	960,417
Zillow, Inc., Class A (I)(L)	1,524	217,825
		39,616,656
IT Services - 1.3%
Accenture PLC, Class A	58,892	4,760,829
Amadeus IT Holding SA, A Shares	10,930	450,570
Automatic Data Processing, Inc.	32,863	2,605,379
Optimal Payments PLC (I)	307,810	2,103,764
Total System Services, Inc.	30,055	944,028
VeriFone Systems, Inc. (I)	9,448	347,214
		11,211,784
Semiconductors & Semiconductor Equipment - 5.8%
Analog Devices, Inc.	31,102	1,681,685
Applied Materials, Inc.	82,080	1,850,904
First Solar, Inc. (I)	9,867	701,149
Freescale Semiconductor, Ltd. (I)	122,749	2,884,602
GCL-Poly Energy Holdings, Ltd. (I)	4,927,140	1,640,696
GT Advanced Technologies, Inc. (I)(L)	116,603	2,168,816
Infineon Technologies AG	23,071	287,999
Intel Corp.	96,989	2,996,960
Lam Research Corp.	29,047	1,962,996
Maxim Integrated Products, Inc.	96,635	3,267,229
Micron Technology, Inc. (I)	209,915	6,916,699
NXP Semiconductor NV (I)	189,829	12,562,883
SK Hynix, Inc. (I)	29,976	1,439,383
Sumco Corp.	287,930	2,639,132
SunEdison, Inc. (I)	169,031	3,820,101
SunPower Corp. (I)(L)	71,495	2,929,865
Synaptics, Inc. (I)	2,533	229,591
		49,980,690
Software - 5.2%
Activision Blizzard, Inc.	132,026	2,944,180
Adobe Systems, Inc. (I)	25,018	1,810,302
Autodesk, Inc. (I)	75,063	4,232,052
Cadence Design Systems, Inc. (I)	177,318	3,101,292
Concur Technologies, Inc. (I)(L)	68,821	6,423,752
Ellie Mae, Inc. (I)(L)	32,501	1,011,756
EnerNOC, Inc. (I)	77,742	1,473,211
FactSet Research Systems, Inc. (L)	16,731	2,012,405
FleetMatics Group PLC (I)(L)	31,421	1,016,155
Microsoft Corp.	245,296	10,228,843

12

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Monitise PLC (I)	1,793,102	$1,587,734
Oracle Corp.	94,719	3,838,961
Solera Holdings, Inc.	7,509	504,229
Symantec Corp.	79,919	1,830,145
Tableau Software, Inc., Class A (I)	15,165	1,081,719
UBISOFT Entertainment SA (I)	56,427	1,038,741
		44,135,477
Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.	95,767	8,899,627
Nokia OYJ, ADR	78,457	593,135
SanDisk Corp.	18,608	1,943,233
Stratasys, Ltd. (I)(L)	13,785	1,566,390
		13,002,385
		176,252,922
Materials - 4.3%
Chemicals - 2.4%
Ashland, Inc.	3,689	401,142
Axiall Corp.	31,660	1,496,568
Ecolab, Inc.	8,555	952,514
Givaudan SA (I)	438	729,676
Methanex Corp.	20,213	1,248,759
Mitsui Chemicals, Inc.	151,415	414,288
Monsanto Company	2,723	339,667
OCI Company, Ltd. (I)	3,343	568,497
Platform Specialty Products Corp. (I)	121,035	3,392,611
Praxair, Inc.	39,377	5,230,841
The Dow Chemical Company	56,167	2,890,354
The Sherwin-Williams Company	7,234	1,496,787
Wacker Chemie AG	12,410	1,428,731
		20,590,435
Construction Materials - 0.1%
Martin Marietta Materials, Inc. (L)	8,865	1,170,623
Containers & Packaging - 0.5%
Graphic Packaging Holding Company (I)	44,237	517,573
MeadWestvaco Corp.	4,817	213,200
Packaging Corp. of America	29,899	2,137,480
Silgan Holdings, Inc.	25,427	1,292,200
		4,160,453
Metals & Mining - 0.7%
Barrick Gold Corp.	122,144	2,235,235
Continental Gold, Ltd. (I)	73,379	240,688
Fortescue Metals Group, Ltd.	394,520	1,629,425
Goldcorp, Inc.	30,651	855,469
Rio Tinto PLC, ADR (L)	17,199	933,562
		5,894,379
Paper & Forest Products - 0.6%
KapStone Paper and Packaging Corp. (I)	25,040	829,575
Norbord, Inc.	192,950	4,734,015
		5,563,590
		37,379,480
Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	70,049	3,427,498
Wireless Telecommunication Services - 0.1%
SoftBank Corp.	5,150	383,793

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
T-Mobile US, Inc. (I)	13,610	$457,568
		841,361
		4,268,859
Utilities - 0.9%
Gas Utilities - 0.8%
UGI Corp.	127,516	6,439,558
Independent Power and Renewable Electricity
Producers - 0.1%
China Longyuan Power Group Corp., H Shares	990,700	1,074,164
		7,513,722
TOTAL COMMON STOCKS (Cost $719,423,868)		$836,296,220
PREFERRED SECURITIES - 0.7%
Financials - 0.0%
LendingClub Corp., Series D (I)(R)	9,558	194,434
Information Technology - 0.7%
Apigee Corp., Series H (I)(R)	148,495	432,120
Cloudera, Inc., Series F (I)(R)	15,771	438,875
Datalogix Holdings, Inc. (I)(R)	51,513	530,584
DocuSign, Inc., Series B1 (I)(R)	259	3,401
DocuSign, Inc., Series D (I)(R)	621	8,155
DocuSign, Inc., Series E (I)(R)	865	11,360
DocuSign, Inc., Series E (I)(R)	16,071	211,051
Dropbox, Inc., Series C (I)(R)	10,895	184,017
Essence Group Holdings Corp. (I)(R)	203,629	321,999
New Relic, Inc., Series F (I)(R)	11,307	327,157
Pure Storage, Inc., Series F (I)(R)	62,660	985,385
Uber Technologies, Inc. (I)	35,556	2,206,328
		5,660,432
TOTAL PREFERRED SECURITIES (Cost $5,669,708)		$5,854,866
WARRANTS - 0.2%
Moscow Exchange MICEX (Expiration Date:
04/18/2023; Strike Price: RUB 0.00) (I)(S)	733,100	1,455,242
TOTAL WARRANTS (Cost $1,179,268)		$1,455,242
SECURITIES LENDING COLLATERAL - 5.2%
John Hancock Collateral
Investment Trust, 0.0995% (W)(Y)	4,492,529	44,958,531
TOTAL SECURITIES LENDING
COLLATERAL (Cost $44,958,217)		$44,958,531
SHORT-TERM INVESTMENTS - 1.5%
Repurchase Agreement - 1.5%
Deutsche Bank Tri-Party Repurchase
Agreement dated 06/30/14 at 0.100% to be
repurchased at $12,600,035 on 07/01/2014,
collateralized by $13,131,000 Federal Home
Loan Mortgage Corp., 1.570% due
01/08/2020 (valued at $12,852,769,
including interest)	$12,600,000	$12,600,000
TOTAL SHORT-TERM INVESTMENTS (Cost $12,600,000)		$12,600,000
Total Investments (Alpha Opportunities Trust)
(Cost $783,831,061) - 104.7%		$901,164,859
Other assets and liabilities, net - (4.7%)		(40,316,579)
TOTAL NET ASSETS - 100.0%		$860,848,280

13

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

American Asset Allocation Trust
	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	80,811,549	$1,796,440,730
TOTAL INVESTMENT COMPANIES (Cost $1,083,534,793)		$1,796,440,730
Total Investments (American Asset Allocation Trust)
(Cost $1,083,534,793) - 100.0%		$1,796,440,730
Other assets and liabilities, net - 0.0%		(50,767)
TOTAL NET ASSETS - 100.0%		$1,796,389,963

American Global Growth Trust
	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	9,678,169	$269,053,085
TOTAL INVESTMENT COMPANIES (Cost $216,246,745)		$269,053,085
Total Investments (American Global Growth Trust)
(Cost $216,246,745) - 100.0%		$269,053,085
Other assets and liabilities, net - 0.0%		(22,083)
TOTAL NET ASSETS - 100.0%		$269,031,002

American Growth Trust
	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	14,047,523	$1,104,275,796
TOTAL INVESTMENT COMPANIES (Cost $661,614,036)		$1,104,275,796
Total Investments (American Growth Trust)
(Cost $661,614,036) - 100.0%		$1,104,275,796
Other assets and liabilities, net - 0.0%		(39,261)
TOTAL NET ASSETS - 100.0%		$1,104,236,535

American Growth-Income Trust
	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	25,829,611	$1,332,033,058
TOTAL INVESTMENT COMPANIES (Cost $813,597,054)		$1,332,033,058
Total Investments (American Growth-Income Trust)
(Cost $813,597,054) - 100.0%		$1,332,033,058
Other assets and liabilities, net - 0.0%		(44,227)
TOTAL NET ASSETS - 100.0%		$1,331,988,831

American International Trust
	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International Fund - Class 1	30,624,980	$674,668,313
TOTAL INVESTMENT COMPANIES (Cost $480,196,291)		$674,668,313
Total Investments (American International Trust)
(Cost $480,196,291) - 100.0%		$674,668,313
Other assets and liabilities, net - 0.0%		(31,056)
TOTAL NET ASSETS - 100.0%		$674,637,257

American New World Trust
	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American New World Fund - Class 1	3,526,164	$84,063,753
TOTAL INVESTMENT COMPANIES (Cost $78,297,515)		$84,063,753
Total Investments (American New World Trust)
(Cost $78,297,515) - 100.0%		$84,063,753
Other assets and liabilities, net - 0.0%		(16,796)
TOTAL NET ASSETS - 100.0%		$84,046,957

Blue Chip Growth Trust
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.4%
Consumer Discretionary - 26.7%
Auto Components - 0.5%
Delphi Automotive PLC	71,300	$4,901,162
Johnson Controls, Inc.	4,600	229,678
TRW Automotive Holdings Corp. (I)	39,700	3,553,944
		8,684,784
Automobiles - 0.7%
Harley-Davidson, Inc.	88,100	6,153,785
Tesla Motors, Inc. (I)(L)	25,800	6,193,548
		12,347,333
Hotels, Restaurants & Leisure - 8.1%
Carnival Corp.	15,100	568,515
Chipotle Mexican Grill, Inc. (I)	40,400	23,937,404
Hilton Worldwide Holdings, Inc. (I)	227,122	5,291,943
Las Vegas Sands Corp.	358,400	27,317,248
Marriott International, Inc., Class A	47,229	3,027,379
MGM Resorts International (I)	320,500	8,461,200
Starbucks Corp.	354,000	27,392,520
Starwood Hotels & Resorts Worldwide, Inc.	183,300	14,814,306
Wynn Macau, Ltd.	1,486,400	5,840,885
Wynn Resorts, Ltd.	133,600	27,730,016
Yum! Brands, Inc.	22,600	1,835,120
		146,216,536
Internet & Catalog Retail - 9.9%
Amazon.com, Inc. (I)	244,689	79,470,093
Ctrip.com International, Ltd., ADR (I)(L)	168,000	10,758,720
Netflix, Inc. (I)	47,700	21,016,620

14

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet & Catalog Retail (continued)
The Priceline Group, Inc. (I)	49,000	$58,947,000
TripAdvisor, Inc. (I)	24,000	2,607,840
Vipshop Holdings, Ltd., ADR (I)(L)	25,700	4,824,918
		177,625,191
Media - 1.4%
Discovery Communications, Inc., Series C (I)	127,000	9,218,930
The Walt Disney Company	94,000	8,059,560
Twenty-First Century Fox, Inc., Class A	210,400	7,395,560
		24,674,050
Multiline Retail - 0.3%
Dollar Tree, Inc. (I)	89,000	4,846,940
Specialty Retail - 4.8%
AutoZone, Inc. (I)	6,100	3,271,064
CarMax, Inc. (I)	56,200	2,922,962
L Brands, Inc.	134,900	7,913,234
Lowe’s Companies, Inc.	390,800	18,754,492
O’Reilly Automotive, Inc. (I)	109,600	16,505,760
Ross Stores, Inc.	142,100	9,397,073
The Home Depot, Inc.	207,800	16,823,488
Tiffany & Company	17,800	1,784,450
Tractor Supply Company	159,300	9,621,720
		86,994,243
Textiles, Apparel & Luxury Goods - 1.0%
Fossil Group, Inc. (I)	9,400	982,488
Hanesbrands, Inc.	49,800	4,902,312
Michael Kors Holdings, Ltd. (I)	77,300	6,852,645
NIKE, Inc., Class B	61,000	4,730,550
PVH Corp.	8,900	1,037,740
Ralph Lauren Corp.	2,000	321,380
VF Corp.	2,500	157,500
		18,984,615
		480,373,692
Consumer Staples - 2.1%
Beverages - 0.3%
Constellation Brands, Inc., Class A (I)	37,800	3,331,314
Monster Beverage Corp. (I)	31,200	2,216,136
PepsiCo, Inc.	2,500	223,350
		5,770,800
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	77,300	8,901,868
CVS Caremark Corp.	149,400	11,260,278
Walgreen Company	47,800	3,543,414
Whole Foods Market, Inc.	6,900	266,547
		23,972,107
Food Products - 0.1%
Keurig Green Mountain, Inc.	9,700	1,208,717
Personal Products - 0.4%
The Estee Lauder Companies, Inc., Class A	103,100	7,656,206
		38,607,830
Energy - 5.2%
Energy Equipment & Services - 0.7%
Schlumberger, Ltd.	102,192	12,053,546
Oil, Gas & Consumable Fuels - 4.5%
Concho Resources, Inc. (I)	108,700	15,707,150
Continental Resources, Inc. (I)(L)	27,200	4,298,688
EOG Resources, Inc.	15,900	1,858,074
EQT Corp.	142,000	15,179,800

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Company	136,800	$31,438,008
Range Resources Corp.	153,992	13,389,604
		81,871,324
		93,924,870
Financials - 5.6%
Banks - 0.0%
Citigroup, Inc.	5,200	244,920
Capital Markets - 3.7%
Ameriprise Financial, Inc.	91,351	10,962,120
Invesco, Ltd.	405,700	15,315,175
Morgan Stanley	425,500	13,756,415
Northern Trust Corp.	44,389	2,850,218
State Street Corp.	161,007	10,829,331
TD Ameritrade Holding Corp.	424,700	13,314,345
		67,027,604
Consumer Finance - 1.3%
American Express Company	245,352	23,276,544
Diversified Financial Services - 0.4%
Intercontinental Exchange Group, Inc.	34,400	6,498,160
Insurance - 0.2%
Marsh & McLennan Companies, Inc.	72,900	3,777,678
		100,824,906
Health Care - 17.6%
Biotechnology - 9.7%
Alexion Pharmaceuticals, Inc. (I)	176,000	27,500,000
Biogen Idec, Inc. (I)	130,900	41,274,079
Celgene Corp. (I)	376,000	32,290,880
Gilead Sciences, Inc. (I)	714,100	59,206,031
Pharmacyclics, Inc. (I)	37,700	3,382,067
Regeneron Pharmaceuticals, Inc. (I)	23,000	6,496,810
Vertex Pharmaceuticals, Inc. (I)	49,100	4,648,788
		174,798,655
Health Care Equipment & Supplies - 1.1%
Becton, Dickinson and Company	54,900	6,494,670
Covidien PLC	73,600	6,637,248
Intuitive Surgical, Inc. (I)	3,300	1,358,940
Stryker Corp.	55,579	4,686,421
		19,177,279
Health Care Providers & Services - 3.4%
AmerisourceBergen Corp.	69,800	5,071,668
Cardinal Health, Inc.	109,600	7,514,176
Henry Schein, Inc. (I)	7,800	925,626
McKesson Corp.	248,800	46,329,048
UnitedHealth Group, Inc.	13,100	1,070,925
		60,911,443
Life Sciences Tools & Services - 1.3%
Thermo Fisher Scientific, Inc.	193,400	22,821,200
Pharmaceuticals - 2.1%
AbbVie, Inc.	3,100	174,964
Actavis PLC (I)	21,700	4,840,185
Allergan, Inc.	125,400	21,220,188
Perrigo Company PLC	1,000	145,760
Valeant Pharmaceuticals International, Inc. (I)	98,300	12,397,596
		38,778,693
		316,487,270

15

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrials - 14.5%
Aerospace & Defense - 5.2%
Honeywell International, Inc.	95,000	$8,830,250
Precision Castparts Corp.	145,600	36,749,440
The Boeing Company	231,800	29,491,914
United Technologies Corp.	158,400	18,287,280
		93,358,884
Air Freight & Logistics - 0.5%
FedEx Corp.	66,600	10,081,908
Airlines - 2.3%
American Airlines Group, Inc. (I)	481,800	20,698,128
Delta Air Lines, Inc.	269,400	10,431,168
United Continental Holdings, Inc. (I)	238,400	9,791,088
		40,920,384
Industrial Conglomerates - 3.3%
3M Company	15,600	2,234,544
Danaher Corp.	590,126	46,460,620
Roper Industries, Inc.	68,800	10,045,488
		58,740,652
Machinery - 0.7%
Flowserve Corp.	53,300	3,962,855
Pall Corp.	5,700	486,723
Wabtec Corp.	107,400	8,870,166
		13,319,744
Professional Services - 0.4%
IHS, Inc., Class A (I)	45,500	6,172,985
Nielsen Holdings NV	9,400	455,054
		6,628,039
Road & Rail - 1.9%
Canadian Pacific Railway, Ltd. (L)	36,200	6,557,268
J.B. Hunt Transport Services, Inc.	14,800	1,091,944
Kansas City Southern	99,500	10,697,245
Union Pacific Corp.	158,000	15,760,500
		34,106,957
Trading Companies & Distributors - 0.2%
Fastenal Company (L)	57,300	2,835,777
W.W. Grainger, Inc.	1,300	330,551
		3,166,328
		260,322,896
Information Technology - 21.5%
Communications Equipment - 0.4%
QUALCOMM, Inc.	90,077	7,134,098
Electronic Equipment, Instruments & Components - 0.1%
Trimble Navigation, Ltd. (I)	30,100	1,112,195
Internet Software & Services - 11.9%
Akamai Technologies, Inc. (I)	156,800	9,574,208
Baidu, Inc., ADR (I)	189,700	35,437,860
Facebook, Inc., Class A (I)	529,408	35,623,864
Google, Inc., Class A (I)	87,666	51,255,680
Google, Inc., Class C (I)	89,166	51,295,416
LinkedIn Corp., Class A (I)	46,900	8,041,943
NAVER Corp.	6,628	5,461,237
Tencent Holdings, Ltd.	1,127,000	17,188,605
		213,878,813
IT Services - 6.1%
Alliance Data Systems Corp. (I)	15,400	4,331,250

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT Services (continued)
Cognizant Technology
Solutions Corp., Class A (I)	283,400	$13,861,094
Fiserv, Inc. (I)	165,100	9,958,832
FleetCor Technologies, Inc. (I)	11,300	1,489,340
MasterCard, Inc., Class A	588,600	43,244,442
Visa, Inc., Class A	177,500	37,401,025
		110,285,983
Software - 1.9%
Autodesk, Inc. (I)	10,100	569,438
Electronic Arts, Inc. (I)	67,800	2,431,986
Intuit, Inc.	1,900	153,007
Microsoft Corp.	5,300	221,010
Red Hat, Inc. (I)	151,100	8,351,297
Salesforce.com, Inc. (I)	345,200	20,049,216
VMware, Inc., Class A (I)	19,600	1,897,476
		33,673,430
Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.	212,300	19,729,039
		385,813,558
Materials - 3.8%
Chemicals - 3.8%
Ecolab, Inc.	200,600	22,334,804
FMC Corp.	3,100	220,689
Monsanto Company	51,504	6,424,609
Praxair, Inc.	94,800	12,593,232
The Sherwin-Williams Company	132,600	27,436,266
		69,009,600
		69,009,600
Telecommunication Services - 2.4%
Diversified Telecommunication Services - 2.0%
American Tower Corp.	391,638	35,239,587
Wireless Telecommunication Services - 0.4%
SoftBank Corp.	95,000	7,079,680
		42,319,267
TOTAL COMMON STOCKS (Cost $1,070,953,179)		$1,787,683,889
SECURITIES LENDING COLLATERAL - 1.2%
John Hancock Collateral
Investment Trust, 0.0995% (W)(Y)	2,178,003	21,796,143
TOTAL SECURITIES LENDING
COLLATERAL (Cost $21,795,967)		$21,796,143
SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	449,600	449,600
T. Rowe Price Prime Reserve Investment
Fund, 0.0553% (Y)	10,205,432	10,205,432
		10,655,032
TOTAL SHORT-TERM INVESTMENTS (Cost $10,655,032)		$10,655,032
Total Investments (Blue Chip Growth Trust)
(Cost $1,103,404,178) - 101.2%		$1,820,135,064
Other assets and liabilities, net - (1.2%)		(21,245,837)
TOTAL NET ASSETS - 100.0%		$1,798,889,227

16

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Trust
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.9%
Consumer Discretionary - 30.1%
Automobiles - 1.2%
Tesla Motors, Inc. (I)(L)	57,008	$13,685,340
Hotels, Restaurants & Leisure - 5.7%
Chipotle Mexican Grill, Inc. (I)	23,221	13,758,675
Dunkin’ Brands Group, Inc.	198,954	9,114,083
Las Vegas Sands Corp.	141,533	10,787,645
Marriott International, Inc., Class A	207,806	13,320,365
Starbucks Corp.	217,803	16,853,596
		63,834,364
Internet & Catalog Retail - 7.6%
Amazon.com, Inc. (I)	98,205	31,895,020
Netflix, Inc. (I)	37,622	16,576,253
The Priceline Group, Inc. (I)	22,400	26,947,200
TripAdvisor, Inc. (I)	85,075	9,244,250
		84,662,723
Media - 4.0%
Discovery Communications, Inc., Class A (I)	114,895	8,534,401
The Walt Disney Company	266,036	22,809,927
Twenty-First Century Fox, Inc., Class A	363,027	12,760,399
		44,104,727
Specialty Retail - 5.1%
Inditex SA	123,929	19,073,279
O’Reilly Automotive, Inc. (I)	57,637	8,680,132
The TJX Companies, Inc.	329,741	17,525,733
Tiffany & Company	110,623	11,089,956
		56,369,100
Textiles, Apparel & Luxury Goods - 6.5%
Luxottica Group SpA	214,351	12,412,152
Michael Kors Holdings, Ltd. (I)	148,213	13,139,082
NIKE, Inc., Class B	285,256	22,121,603
The Swatch Group AG, ADR (L)	334,837	10,125,471
Under Armour, Inc., Class A (I)(L)	240,745	14,321,920
		72,120,228
		334,776,482
Consumer Staples - 3.6%
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	158,906	18,299,615
Whole Foods Market, Inc.	50,226	1,940,230
		20,239,845
Food Products - 1.8%
Mead Johnson Nutrition Company	95,244	8,873,883
Mondelez International, Inc., Class A	286,211	10,764,396
		19,638,279
		39,878,124
Energy - 5.5%
Energy Equipment & Services - 2.6%
Schlumberger, Ltd.	242,604	28,615,142
Oil, Gas & Consumable Fuels - 2.9%
Concho Resources, Inc. (I)	112,728	16,289,196
EOG Resources, Inc.	143,168	16,730,612
		33,019,808
		61,634,950
Financials - 1.0%
Capital Markets - 1.0%
Morgan Stanley	339,204	10,966,465

Capital Appreciation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health Care - 19.4%
Biotechnology - 9.4%
Alexion Pharmaceuticals, Inc. (I)	111,446	$17,413,438
Biogen Idec, Inc. (I)	92,117	29,045,411
Celgene Corp. (I)	217,796	18,704,320
Gilead Sciences, Inc. (I)	208,964	17,325,205
Incyte Corp., Ltd. (I)	82,602	4,662,057
Intercept Pharmaceuticals, Inc. (I)	14,967	3,541,641
Vertex Pharmaceuticals, Inc. (I)	148,478	14,057,897
		104,749,969
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	437,804	17,906,182
Life Sciences Tools & Services - 1.9%
Illumina, Inc. (I)	114,103	20,371,950
Pharmaceuticals - 6.5%
Allergan, Inc.	66,264	11,213,194
Bristol-Myers Squibb Company	330,791	16,046,671
Merck & Company, Inc.	263,989	15,271,764
Novo Nordisk A/S, ADR	464,000	21,432,160
Perrigo Company PLC (L)	55,411	8,076,707
		72,040,496
		215,068,597
Industrials - 7.8%
Aerospace & Defense - 4.9%
Precision Castparts Corp.	78,485	19,809,614
The Boeing Company	161,779	20,583,142
United Technologies Corp.	122,636	14,158,326
		54,551,082
Road & Rail - 2.9%
Canadian Pacific Railway, Ltd. (L)	84,814	15,363,208
Union Pacific Corp.	163,570	16,316,108
		31,679,316
		86,230,398
Information Technology - 29.2%
Communications Equipment - 1.0%
QUALCOMM, Inc.	139,208	11,025,274
Internet Software & Services - 9.3%
Facebook, Inc., Class A (I)	473,285	31,847,348
Google, Inc., Class A (I)	37,628	21,999,963
Google, Inc., Class C (I)	38,524	22,162,087
LinkedIn Corp., Class A (I)	98,426	16,877,106
Pandora Media, Inc. (I)	122,459	3,612,541
Twitter, Inc. (I)	160,801	6,588,017
		103,087,062
IT Services - 6.4%
FleetCor Technologies, Inc. (I)	65,591	8,644,894
MasterCard, Inc., Class A	511,310	37,565,946
Visa, Inc., Class A	116,859	24,623,360
		70,834,200
Semiconductors & Semiconductor Equipment - 0.6%
ARM Holdings PLC, ADR	140,131	6,339,526
Software - 7.8%
Adobe Systems, Inc. (I)	174,226	12,606,993
FireEye, Inc. (I)(L)	109,149	4,425,992
Red Hat, Inc. (I)	281,577	15,562,761
Salesforce.com, Inc. (I)	346,435	20,120,945
Splunk, Inc. (I)	164,464	9,099,793

17

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
VMware, Inc., Class A (I)	146,131	$14,146,942
Workday, Inc., Class A (I)	125,074	11,239,150
		87,202,576
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	492,324	45,751,669
		324,240,307
Materials - 2.1%
Chemicals - 2.1%
Monsanto Company	185,469	23,135,403
Telecommunication Services - 1.2%
Diversified Telecommunication Services - 1.2%
American Tower Corp.	155,220	13,966,696
TOTAL COMMON STOCKS (Cost $759,138,142)		$1,109,897,422
SECURITIES LENDING COLLATERAL - 3.0%
John Hancock Collateral
Investment Trust, 0.0995% (W)(Y)	3,269,305	32,717,248
TOTAL SECURITIES LENDING
COLLATERAL (Cost $32,717,116)		$32,717,248
SHORT-TERM INVESTMENTS - 0.1%
Repurchase Agreement - 0.1%
Repurchase Agreement with State Street Corp.
dated 06/30/2014 at 0.000% to be
repurchased at $14,958,000 on 07/01/2014,
collateralized by $10,940,000 U.S. Treasury
Bond, 7.875% due 02/15/2021 (valued at
$15,261,300, including interest)	$804,000	$804,000
TOTAL SHORT-TERM INVESTMENTS (Cost $804,000)		$804,000
Total Investments (Capital Appreciation Trust)
(Cost $792,659,258) - 103.0%		$1,143,418,670
Other assets and liabilities, net - (3.0%)		(32,797,993)
TOTAL NET ASSETS - 100.0%		$1,110,620,677

Capital Appreciation Value Trust
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 62.2%
Consumer Discretionary - 8.6%
Auto Components - 2.4%
Delphi Automotive PLC	40,500	$2,783,970
Johnson Controls, Inc.	61,800	3,085,663
TRW Automotive Holdings Corp. (I)	32,900	2,945,208
		8,814,841
Media - 1.9%
Liberty Global PLC, Series A (I)	17,300	765,006
Liberty Global PLC, Series C (I)	42,800	1,810,868
Twenty-First Century Fox, Inc., Class B	92,500	3,166,275
Viacom, Inc., Class B	14,400	1,248,912
		6,991,061
Multiline Retail - 0.6%
Dollar Tree, Inc. (I)	41,200	2,243,752

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty Retail - 3.7%
AutoZone, Inc. (D)(I)	14,800	$7,936,352
Lowe’s Companies, Inc.	59,700	2,865,002
O’Reilly Automotive, Inc. (I)	16,200	2,439,720
		13,241,074
		31,290,728
Consumer Staples - 4.7%
Beverages - 1.3%
PepsiCo, Inc.	50,800	4,538,472
Food & Staples Retailing - 0.5%
CVS Caremark Corp.	26,500	1,997,305
Food Products - 1.2%
General Mills, Inc.	16,300	856,402
Mondelez International, Inc., Class A	91,300	3,433,793
		4,290,195
Household Products - 0.6%
The Procter & Gamble Company (D)	26,837	2,109,120
Personal Products - 0.1%
Avon Products, Inc.	27,600	403,236
Tobacco - 1.0%
Philip Morris International, Inc. (D)	44,600	3,760,226
		17,098,554
Energy - 3.2%
Oil, Gas & Consumable Fuels - 3.2%
Anadarko Petroleum Corp.	7,700	842,919
Apache Corp.	31,800	3,199,716
Canadian Natural Resources, Ltd.	18,500	849,335
Chesapeake Energy Corp.	47,600	1,479,408
Concho Resources, Inc. (I)	12,300	1,777,350
Pioneer Natural Resources Company	7,300	1,677,613
Range Resources Corp.	20,818	1,810,125
		11,636,466
		11,636,466
Financials - 11.5%
Banks - 2.3%
Bank of America Corp.	43,500	668,595
JPMorgan Chase & Company (D)	97,300	5,606,426
The PNC Financial Services Group, Inc.	22,400	1,994,720
		8,269,741
Capital Markets - 4.7%
Invesco, Ltd.	105,300	3,975,075
State Street Corp.	97,500	6,557,850
TD Ameritrade Holding Corp.	208,300	6,530,205
		17,063,130
Insurance - 3.3%
Marsh & McLennan Companies, Inc.	172,900	8,959,678
XL Group PLC	91,337	2,989,460
		11,949,138
Real Estate Investment Trusts - 1.2%
Crown Castle International Corp.	56,900	4,225,394
		41,507,403
Health Care - 11.3%
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories	33,600	1,374,240

18

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
DENTSPLY International, Inc.	3,400	$160,990
		1,535,230
Health Care Providers & Services - 3.7%
DaVita HealthCare Partners, Inc. (I)	37,300	2,697,536
Henry Schein, Inc. (I)	13,257	1,573,208
Humana, Inc.	4,800	613,056
UnitedHealth Group, Inc.	104,000	8,502,000
		13,385,800
Life Sciences Tools & Services - 2.5%
Agilent Technologies, Inc.	21,700	1,246,448
Thermo Fisher Scientific, Inc.	65,900	7,776,200
		9,022,648
Pharmaceuticals - 4.7%
Allergan, Inc.	39,500	6,684,190
Perrigo Company PLC	23,800	3,469,088
Pfizer, Inc.	100,284	2,976,429
Zoetis, Inc.	117,391	3,788,208
		16,917,915
		40,861,593
Industrials - 9.2%
Aerospace & Defense - 3.6%
The Boeing Company (D)	25,600	3,257,088
United Technologies Corp. (D)	84,900	9,801,705
		13,058,793
Commercial Services & Supplies - 1.4%
Iron Mountain, Inc.	49,300	1,747,685
Tyco International, Ltd.	71,300	3,251,280
		4,998,965
Industrial Conglomerates - 4.2%
Danaher Corp.	165,500	13,029,815
Roper Industries, Inc.	14,900	2,175,549
		15,205,364
		33,263,122
Information Technology - 6.8%
Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity, Ltd.	14,200	878,128
Internet Software & Services - 1.0%
Google, Inc., Class A (D)(I)	3,100	1,812,477
Google, Inc., Class C (I)	3,100	1,783,368
		3,595,845
IT Services - 3.3%
Fidelity National Information Services, Inc.	14,200	777,308
Fiserv, Inc. (I)	134,400	8,107,008
Visa, Inc., Class A	15,000	3,160,650
		12,044,966
Semiconductors & Semiconductor Equipment - 1.8%
NXP Semiconductor NV (I)	27,500	1,819,950
Texas Instruments, Inc. (D)	96,400	4,606,956
		6,426,906
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.	7,200	669,096
Seagate Technology PLC	8,200	465,924

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.	6,000	$553,800
		1,688,820
		24,634,665
Materials - 0.4%
Chemicals - 0.4%
Cytec Industries, Inc.	14,100	1,486,422
Telecommunication Services - 2.3%
Diversified Telecommunication Services - 1.6%
American Tower Corp.	62,700	5,641,746
Wireless Telecommunication Services - 0.7%
SBA Communications Corp., Class A (I)	25,800	2,639,340
		8,281,086
Utilities - 4.2%
Electric Utilities - 2.2%
Entergy Corp.	1,900	155,971
Xcel Energy, Inc.	236,600	7,625,618
		7,781,589
Multi-Utilities - 2.0%
PG&E Corp.	154,300	7,409,486
		15,191,075
TOTAL COMMON STOCKS (Cost $177,258,456)		$225,251,114
PREFERRED SECURITIES - 0.5%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp.	51	4,973
Financials - 0.2%
Banks - 0.2%
U.S. Bancorp (6.000% to 04/15/2017, then
3 month LIBOR + 4.861%)	15,000	411,150
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%)	14,000	395,640
		806,790
		806,790
Utilities - 0.3%
Electric Utilities - 0.3%
SCE Trust I, 5.625%	15,000	355,500
SCE Trust II, 5.100%	1,920	41,856
SCE Trust III (5.750% to 03/15/2024, then
3 month LIBOR + 2.990%)	20,615	544,236
		941,592
		941,592
TOTAL PREFERRED SECURITIES (Cost $1,663,820)		$1,753,355
U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 5.6%
U.S. Government - 5.6%
U.S. Treasury Notes
2.500%, 08/15/2023	$ 6,675,000	$6,710,985
2.750%, 11/15/2023	13,325,000	13,648,758
		20,359,743
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $19,527,617)		$20,359,743

19

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS - 16.6%
Consumer Discretionary - 3.3%
American Honda Finance Corp.
0.324%, 11/13/2014 (P)(S)	$200,000	$200,080
Cedar Fair LP
5.250%, 03/15/2021	150,000	154,500
9.125%, 08/01/2018	250,000	263,000
Daimler Finance North America LLC
1.085%, 08/01/2018 (P)(S)	235,000	237,454
Delphi Corp.
5.000%, 02/15/2023	75,000	80,625
6.125%, 05/15/2021	350,000	391,160
Ford Motor Credit Company LLC
0.800%, 12/06/2017 (P)	825,000	825,543
1.474%, 05/09/2016 (P)	410,000	416,043
1.724%, 12/06/2017	275,000	275,063
2.375%, 03/12/2019	575,000	577,708
2.500%, 01/15/2016	380,000	389,617
2.750%, 05/15/2015	400,000	407,666
3.875%, 01/15/2015	890,000	905,926
6.625%, 08/15/2017	200,000	230,187
Group 1 Automotive, Inc.
5.000%, 06/01/2022 (S)	25,000	25,000
L Brands, Inc.
5.625%, 02/15/2022 to 10/15/2023	1,025,000	1,112,656
6.625%, 04/01/2021	100,000	113,625
6.900%, 07/15/2017	125,000	141,875
7.000%, 05/01/2020	125,000	143,594
8.500%, 06/15/2019	125,000	153,438
Lamar Media Corp.
5.000%, 05/01/2023	125,000	125,781
Toyota Motor Credit Corp.
0.308%, 08/22/2014 (P)	450,000	450,102
0.380%, 03/10/2015 (P)	400,000	400,447
0.396%, 01/23/2015 (P)	285,000	285,311
TRW Automotive, Inc.
4.500%, 03/01/2021 (S)	125,000	131,875
Unitymedia Hessen GmbH & Company KG
5.500%, 01/15/2023 (S)	500,000	517,500
7.500%, 03/15/2019 (S)	575,000	613,813
7.500%, 03/15/2019 (S)	380,000	556,758
Univision Communications, Inc.
5.125%, 05/15/2023 (S)	150,000	158,813
6.750%, 09/15/2022 (S)	949,000	1,049,831
6.875%, 05/15/2019 (S)	475,000	507,063
7.875%, 11/01/2020 (S)	200,000	220,000
		12,062,054
Consumer Staples - 1.0%
B&G Foods, Inc.
4.625%, 06/01/2021	200,000	200,500
Campbell Soup Company
0.525%, 08/01/2014 (P)	460,000	460,121
General Mills, Inc.
0.527%, 01/29/2016 (P)	350,000	350,895
0.875%, 01/29/2016	90,000	90,390
Heineken NV
0.800%, 10/01/2015 (S)	160,000	160,500
Rite Aid Corp.
8.000%, 08/15/2020	475,000	522,500
SABMiller Holdings, Inc.
0.915%, 08/01/2018 (P)(S)	430,000	432,426
2.200%, 08/01/2018 (S)	300,000	303,127

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer Staples (continued)
The Procter & Gamble Company
3.100%, 08/15/2023	$1,000,000	$1,007,649
		3,528,108
Energy - 4.5%
Antero Resources Corp.
5.125%, 12/01/2022 (S)	300,000	308,250
Antero Resources Finance Corp.
5.375%, 11/01/2021	600,000	622,500
6.000%, 12/01/2020	300,000	321,750
Concho Resources, Inc.
5.500%, 10/01/2022 to 04/01/2023	1,300,000	1,398,219
6.500%, 01/15/2022	125,000	137,813
7.000%, 01/15/2021	325,000	356,688
Energy Transfer Partners LP
4.150%, 10/01/2020	275,000	290,686
4.900%, 02/01/2024	345,000	370,280
EQT Corp.
4.875%, 11/15/2021	1,570,000	1,715,106
6.500%, 04/01/2018	315,000	357,818
8.125%, 06/01/2019	483,000	604,250
Laredo Petroleum, Inc.
5.625%, 01/15/2022	200,000	206,750
7.375%, 05/01/2022	100,000	111,750
9.500%, 02/15/2019	275,000	300,438
MarkWest Energy Partners LP
4.500%, 07/15/2023	1,025,000	1,045,500
5.500%, 02/15/2023	1,255,000	1,339,713
6.250%, 06/15/2022	900,000	983,250
6.500%, 08/15/2021	525,000	567,000
6.750%, 11/01/2020	125,000	135,625
ONEOK Partners LP
2.000%, 10/01/2017	140,000	141,887
Range Resources Corp.
5.000%, 08/15/2022 to 03/15/2023	2,675,000	2,841,500
5.750%, 06/01/2021	310,000	334,800
6.750%, 08/01/2020	175,000	188,125
SM Energy Company
6.500%, 11/15/2021 to 01/01/2023	575,000	622,438
Spectra Energy Partners LP
4.750%, 03/15/2024	355,000	384,399
Targa Resources Partners LP
4.250%, 11/15/2023	525,000	521,719
5.250%, 05/01/2023	25,000	26,125
		16,234,379
Financials - 1.4%
CBRE Services, Inc.
5.000%, 03/15/2023	75,000	75,750
6.625%, 10/15/2020	125,000	132,656
Crown Castle International Corp.
4.875%, 04/15/2022	275,000	284,281
5.250%, 01/15/2023	225,000	234,563
E*TRADE Financial Corp.
6.000%, 11/15/2017	925,000	962,000
6.375%, 11/15/2019	525,000	568,313
6.750%, 06/01/2016	1,025,000	1,112,125
KFW
0.500%, 04/19/2016	832,000	832,582
Legg Mason, Inc.
5.500%, 05/21/2019	860,000	993,795
		5,196,065

20

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health Care - 0.3%
Baxter International, Inc.
0.401%, 12/11/2014 (P)	$420,000	$420,249
DaVita Healthcare Partners, Inc.
5.125%, 07/15/2024	375,000	377,344
Zoetis, Inc.
1.150%, 02/01/2016	115,000	115,715
1.875%, 02/01/2018	85,000	85,182
		998,490
Industrials - 2.4%
Actuant Corp.
5.625%, 06/15/2022	25,000	26,250
Burlington Northern Santa Fe LLC
3.750%, 04/01/2024	85,000	87,670
3.850%, 09/01/2023	750,000	780,842
Caterpillar Financial Services Corp.
0.700%, 11/06/2015	205,000	205,691
1.250%, 11/06/2017	250,000	248,885
CNH Industrial Capital LLC
3.625%, 04/15/2018	450,000	459,563
3.875%, 11/01/2015	125,000	127,500
6.250%, 11/01/2016	225,000	244,125
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016	244,118	275,853
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019	140,121	163,941
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 04/11/2024	570,469	596,140
Delta Air Lines 2009-1 Class A Pass
Through Trust
7.750%, 12/17/2019	147,177	172,933
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	108,266	119,364
Hawaiian Airlines 2013-1 Class A Pass
Through Certificates
3.900%, 01/15/2026	125,000	124,375
International Lease Finance Corp.
2.181%, 06/15/2016 (P)	265,000	266,656
John Deere Capital Corp.
0.297%, 01/12/2015 (P)	700,000	700,354
0.329%, 10/08/2014 (P)	555,000	555,147
0.700%, 09/04/2015	310,000	311,002
PACCAR Financial Corp.
0.360%, 05/05/2015 (P)	160,000	160,174
0.420%, 06/06/2017 (P)	210,000	209,999
0.495%, 02/08/2016 (P)	35,000	35,102
0.750%, 05/16/2016	150,000	150,367
Schaeffler Finance BV
7.750%, 02/15/2017 (S)	200,000	225,500
United Airlines, Inc.
6.750%, 09/15/2015 (S)	190,000	191,663
United Technologies Corp.
0.727%, 06/01/2015 (P)	900,000	903,862
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	427,352	483,976
US Airways 2010-1 Class B Pass
Through Trust
8.500%, 04/22/2017	51,052	56,668

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 06/03/2025	$23,898	$25,152
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021	71,955	78,611
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 11/15/2025	250,000	253,750
US Airways 2013-1 Class B Pass
Through Trust
5.375%, 11/15/2021	75,000	77,625
Xylem, Inc.
3.550%, 09/20/2016	275,000	289,690
4.875%, 10/01/2021	60,000	65,223
		8,673,653
Information Technology - 0.4%
NXP BV
5.750%, 02/15/2021 to 03/15/2023 (S)	1,075,000	1,130,094
Xilinx, Inc.
3.000%, 03/15/2021	350,000	353,104
		1,483,198
Materials - 0.2%
Rexam PLC (6.750% to 06/29/2017, then
3 month EURIBOR + 2.900%)
06/29/2067	480,000	694,235
Telecommunication Services - 2.4%
American Tower Corp.
3.500%, 01/31/2023	100,000	98,012
4.625%, 04/01/2015	70,000	72,097
5.000%, 02/15/2024	165,000	179,112
Intelsat Jackson Holdings SA
5.500%, 08/01/2023	525,000	521,063
7.250%, 04/01/2019 to 10/15/2020	1,750,000	1,880,813
7.500%, 04/01/2021	200,000	219,250
8.500%, 11/01/2019	300,000	318,750
Matterhorn Mobile SA
5.393%, 05/15/2019 (P)(S)	100,000	114,034
6.750%, 05/15/2019 (S)	200,000	240,789
SBA Communications Corp.
5.625%, 10/01/2019	100,000	105,875
SBA Telecommunications, Inc.
5.750%, 07/15/2020	125,000	132,656
8.250%, 08/15/2019	49,000	51,352
Sprint Capital Corp.
6.900%, 05/01/2019	25,000	27,563
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)	300,000	363,750
11.500%, 11/15/2021	90,000	121,500
Telesat Canada
6.000%, 05/15/2017 (S)	125,000	128,906
UPCB Finance III, Ltd.
6.625%, 07/01/2020 (S)	475,000	505,875
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)	800,000	880,000
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)	1,675,000	1,829,938
Verizon Communications, Inc.
0.430%, 03/06/2015 (P)(S)	700,000	700,293
0.631%, 06/09/2017 (P)	440,000	440,508
		8,932,136

21

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities - 0.7%
AmeriGas Finance LLC
6.750%, 05/20/2020	$25,000	$27,125
7.000%, 05/20/2022	125,000	138,438
AmeriGas Partners LP
6.250%, 08/20/2019	25,000	26,688
Calpine Corp.
7.500%, 02/15/2021 (S)	219,000	237,615
CMS Energy Corp.
6.550%, 07/17/2017	170,000	194,173
8.750%, 06/15/2019	80,000	103,120
Duke Energy Corp.
0.612%, 04/03/2017 (P)	305,000	305,916
ITC Holdings Corp.
3.650%, 06/15/2024	115,000	114,538
Northern States Power Company
3.300%, 06/15/2024	125,000	125,282
NSTAR Electric Company
0.466%, 05/17/2016 (P)	300,000	299,622
Pennsylvania Electric Company
4.150%, 04/15/2025 (S)	240,000	240,353
Suburban Propane Partners LP
7.375%, 03/15/2020 to 08/01/2021	225,000	242,438
7.500%, 10/01/2018	150,000	157,256
Xcel Energy, Inc.
0.750%, 05/09/2016	205,000	205,194
		2,417,758
TOTAL CORPORATE BONDS (Cost $58,196,814)		$60,220,076
CONVERTIBLE BONDS - 0.1%
Industrials - 0.1%
United Airlines, Inc. 4.500%, 01/15/2015	257,000	563,633
TOTAL CONVERTIBLE BONDS (Cost $350,113)		$563,633
TERM LOANS (M) - 5.6%
Consumer Discretionary - 1.3%
Cequel Communications LLC
3.500%, 02/14/2019	575,834	575,690
Charter Communications Operating LLC
3.000%, 07/01/2020	321,750	316,843
3.000%, 01/03/2021	287,446	282,955
Hilton Worldwide Finance LLC
3.500%, 10/26/2020	730,263	728,711
Kasima LLC
3.250%, 05/17/2021	75,000	74,672
Peninsula Gaming LLC
4.250%, 11/20/2017	682,330	683,174
UPC Financing Partnership
3.250%, 06/30/2021	1,700,000	1,687,675
Wendy’s International, Inc.
3.250%, 05/15/2019	495,000	495,511
		4,845,231
Consumer Staples - 1.8%
HJ Heinz Company
3.500%, 06/05/2020	5,125,737	5,160,951
Pinnacle Foods Finance LLC
3.250%, 04/29/2020	1,238,548	1,231,625
		6,392,576
Energy - 0.1%
Terra-Gen Finance Company LLC
6.500%, 06/22/2017	183,193	183,193

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Health Care - 0.0%
HCA, Inc.
2.900%, 03/31/2017	$124,063	$124,328
Telecommunication Services - 2.4%
Crown Castle Operating Company
3.000%, 01/31/2021	2,812,162	2,810,405
Intelsat Jackson Holdings SA
3.750%, 06/30/2019	4,595,968	4,601,713
Telesat Canada
2.125%, 03/26/2019	493,750	461,568
3.234%, 03/24/2017	135,000	126,043
3.500%, 03/28/2019	699,043	697,296
		8,697,025
TOTAL TERM LOANS (Cost $20,286,188)		$20,242,353
ASSET BACKED SECURITIES - 0.6%
Ally Master Owner Trust, Series 2012-3,
Class A1
0.852%, 06/15/2017 (P)	$1,540,000	$1,546,724
Ford Credit Auto Owner Trust, Series 2012-C,
Class A3
0.580%, 12/15/2016	273,583	273,828
Honda Auto Receivables Owner Trust,
Series 2012-3, Class A3
0.560%, 05/15/2016	265,233	265,508
TOTAL ASSET BACKED SECURITIES (Cost $2,078,804)		$2,086,060
SHORT-TERM INVESTMENTS - 8.6%
Money Market Funds - 7.4%
T. Rowe Price Reserve Investment
Fund, 0.0553% (Y)	26,665,866	26,665,866
Repurchase Agreement - 1.2%
Repurchase Agreement with State Street Corp.
dated 06/30/2014 at 0.000% to be
repurchased at $4,395,000 on 07/01/2014,
collateralized by $4,415,000 U.S. Treasury
Notes, 2.250% due 03/31/2021 (valued at
$4,486,744, including interest)	$ 4,395,000	$4,395,000
TOTAL SHORT-TERM INVESTMENTS (Cost $31,060,866)		$31,060,866
Total Investments (Capital Appreciation Value Trust)
(Cost $310,422,678) - 99.8%		$361,537,200
Other assets and liabilities, net - 0.2%		712,684
TOTAL NET ASSETS - 100.0%		$362,249,884

Core Strategy Trust
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 0.0%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Urbi Desarrollos Urbanos SAB de CV (I)	6,600	$799
		799

22

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Core Strategy Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer Staples - 0.0%
Food Products - 0.0%
Chaoda Modern Agriculture Holdings, Ltd. (I)	28,480	$2,704
		2,704
Financials - 0.0%
Banks - 0.0%
Irish Bank Resolution Corp., Ltd. (I)	3,621	0
Diversified Financial Services - 0.0%
SNS REAAL NV (I)	1,920	0
		0
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Medcath Corp. (I)	500	686
		686
Industrials - 0.0%
Airlines - 0.0%
Virgin Australia Holdings, Ltd. (I)	16,061	76
Metals & Mining - 0.0%
China Metal Recycling Holdings, Ltd. (I)	7,800	0
		76
Materials - 0.0%
Metals & Mining - 0.0%
Kagara, Ltd. (I)	15,000	1,699
Timminco, Ltd. (I)	300	0
Paper & Forest Products - 0.0%
Gunns, Ltd. (I)	11,710	0
		1,699
TOTAL COMMON STOCKS (Cost $122,293)		$5,964
INVESTMENT COMPANIES - 100.0%
John Hancock Variable Insurance Trust (G) - 100.0%
Bond Trust, Series NAV (John Hancock) (A)(1)	87,834,142	1,214,746,182
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	161,513,887	2,884,638,026
TOTAL INVESTMENT COMPANIES (Cost $3,777,015,045)		$4,099,384,208
Total Investments (Core Strategy Trust)
(Cost $3,777,137,338) - 100.0%		$4,099,390,172
Other assets and liabilities, net - 0.0%		482,574
TOTAL NET ASSETS - 100.0%		$4,099,872,746

Emerging Markets Value Trust
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.9%
Australia - 0.0%
MMG, Ltd. (L)	908,000	$273,836
Brazil - 7.0%
Banco Alfa de Investimento SA	35,100	101,829
Banco Santander Brasil SA, ADR	1,109,195	7,675,631
Bematech SA	89,350	361,929
BHG SA - Brazil Hospitality Group (I)	12,100	75,957
BM&FBovespa SA	815,120	4,275,737

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Brasil Pharma SA (I)	46,300	$77,324
BrasilAgro - Companhia Brasileira de
Propriedades Agricolas	12,800	55,614
Brookfield Incorporacoes SA (I)	606,694	398,147
Cia Providencia Industria e Comercio SA	52,100	177,086
CR2 Empreendimentos Imobiliarios SA (I)	9,300	12,838
Cyrela Brazil Realty SA Empreendimentos
e Participacoes	201,900	1,262,846
Even Construtora e Incorporadora SA	261,400	774,913
Fertilizantes Heringer SA (I)	15,250	64,396
Fibria Celulose SA (I)	68,998	669,213
Fibria Celulose SA, ADR (I)(L)	226,194	2,198,606
Forjas Taurus SA (I)	8,141	4,864
Forjas Taurus SA (I)	7,434	4,441
Gafisa SA	27,961	42,647
Gafisa SA, ADR (L)	77,709	237,790
Gerdau SA	169,029	792,551
Gerdau SA, ADR	419,641	2,471,685
Industrias Romi SA	111,700	226,989
JBS SA	747,059	2,569,653
JHSF Participacoes SA	21,100	36,766
Log-in Logistica Intermodal SA (I)	79,900	247,710
Magnesita Refratarios SA	321,356	642,857
Marfrig Global Foods SA (I)	248,213	669,540
MMX Mineracao e Metalicos SA (I)	45,434	41,743
MRV Engenharia e Participacoes SA	217,565	734,571
Paranapanema SA (I)	511,050	670,760
PDG Realty SA Empreendimentos
e Participacoes (I)	1,056,889	698,374
Petroleo Brasileiro SA	592,418	4,354,319
Petroleo Brasileiro SA, ADR	702,192	10,273,069
Petroleo Brasileiro Sponsored SA, ADR	1,001,607	15,665,133
Positivo Informatica SA	36,800	35,976
Profarma Distribuidora de
Produtos Farmaceuticos SA	18,400	179,045
QGEP Participacoes SA	47,960	195,356
Rodobens Negocios Imobiliarios SA	63,500	309,525
Rossi Residencial SA (I)	319,326	250,027
Sao Carlos Empreendimentos
e Participacoes SA	7,005	109,379
Sao Martinho SA	2,592	46,925
SLC Agricola SA	52,278	454,756
Springs Global Participacoes SA (I)	185,253	77,975
Tecnisa SA	48,022	156,270
Tereos Internacional SA	72,800	81,383
TPI - Triunfo Participacoes e Investimentos SA	35,010	113,293
Trisul SA	56,446	98,356
Usinas Siderurgicas de Minas Gerais SA (I)	283,500	887,902
Vale SA	654,601	8,662,835
Vanguarda Agro SA (I)	170,452	219,863
Viver Incorporadora e Construtora SA (I)	163,675	9,630
		70,456,024
Chile - 1.7%
CAP SA	20,760	294,611
Cementos BIO BIO SA	50,384	45,555
Cencosud SA	302,080	991,975
Cencosud SA, ADR	2,400	23,856
Cia General de Electricidad SA	80,427	321,554
Cia Sud Americana de Vapores SA (I)	2,902,464	116,883
Cristalerias de Chile SA	66,213	500,475
Empresas CMPC SA	1,792,331	3,905,750
Empresas COPEC SA	2,369	30,844
Empresas Hites SA	46,731	25,604

23

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chile (continued)
Empresas Iansa SA	1,776,092	$64,233
Empresas La Polar SA (I)	137,543	9,451
Enersis SA, ADR	487,349	8,211,831
Gasco SA	121,046	807,681
Inversiones Aguas Metropolitanas SA	215,464	348,707
Invexans SA (I)	10,353,871	187,226
Latam Airlines Group SA (I)	18,818	253,509
Latam Airlines Group SA, ADR (I)(L)	9,276	124,484
Masisa SA	5,383,654	223,810
PAZ Corp., SA	126,971	70,027
Ripley Corp. SA	552,472	363,643
Salfacorp SA	138,015	103,825
Sigdo Koppers SA	20,631	29,435
Sociedad Matriz SAAM SA	1,923,287	159,980
Socovesa SA	315,706	66,222
Tech Pack SA (I)	10,353,871	46,469
Vina Concha y Toro SA	47,974	97,160
Vina San Pedro Tarapaca SA	19,029,176	146,242
		17,571,042
China - 9.9%
361 Degrees International, Ltd.	523,000	120,830
Agile Property Holdings, Ltd.	856,000	603,193
Agricultural Bank of China, Ltd., H Shares	11,169,000	4,929,699
Air China, Ltd., H Shares	1,010,000	592,977
Aluminum Corp. of China, Ltd.,
H Shares (I)(L)	2,072,000	744,785
Angang Steel Company, Ltd., H Shares	1,318,000	848,099
Anhui Tianda Oil Pipe Company, Ltd.,
H Shares	135,000	28,065
Asia Cement China Holdings Corp.	265,500	167,965
AVIC International Holdings, Ltd. (I)	152,000	57,005
Bank of China, Ltd., H Shares	46,133,694	20,654,691
Bank of Communications Company, Ltd.,
H Shares	5,825,876	4,036,479
Baoye Group Company, Ltd., H Shares	376,000	219,254
BBMG Corp., H Shares	550,000	352,052
Beijing Capital International Airport
Company, Ltd., H Shares	1,726,000	1,179,913
Beijing Capital Land, Ltd., H Shares	1,272,000	407,163
Beijing North Star Company, H Shares	866,000	210,093
BYD Electronic International Company, Ltd.	734,500	630,342
Central China Real Estate, Ltd.	531,732	135,834
China Aoyuan Property Group, Ltd.	1,387,000	198,744
China Automation Group, Ltd.	388,000	70,569
China CITIC Bank Corp., Ltd., H Shares	5,949,775	3,607,555
China Coal Energy Company, Ltd.,
H Shares (L)	2,640,000	1,368,137
China Communications Construction
Company, Ltd., H Shares	3,323,555	2,236,069
China Communications Services Corp., Ltd.,
H Shares	787,200	381,148
China Construction Bank Corp., H Shares	500,000	378,126
China Dongxiang Group Company	2,254,000	424,148
China Dredging Environment
Protection Holdings, Ltd. (I)	116,000	36,676
China Huiyuan Juice Group, Ltd. (I)	817,000	396,587
China ITS Holdings Company, Ltd.	528,000	108,314
China National Building Material
Company, Ltd., H Shares	2,256,000	1,989,329
China National Materials Company, Ltd.,
H Shares	832,000	148,192
China Petroleum & Chemical Corp., ADR (L)	185,157	17,595,470
China Qinfa Group, Ltd.	424,000	18,076

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
China Railway Construction Corp., H Shares	1,839,665	$1,624,410
China Railway Group, Ltd., H Shares	1,980,000	972,942
China Rare Earth Holdings, Ltd. (I)	1,000,000	126,550
China Rongsheng Heavy Industry
Group Company, Ltd. (I)(L)	2,016,000	434,474
China SCE Property Holdings, Ltd.	535,200	113,946
China Shanshui Cement Group, Ltd.	1,166,000	410,147
China Shipping Container Lines Company, Ltd.,
H Shares (I)	4,448,150	1,153,545
China Shipping Development Company, Ltd.,
H Shares (I)	920,000	537,745
China Southern Airlines Company, Ltd.,
H Shares	1,320,000	400,074
China Taifeng Beddings Holdings, Ltd.	204,000	24,481
China Tontine Wines Group, Ltd. (I)	248,000	10,229
China Yurun Food Group, Ltd. (I)(L)	905,000	402,982
China ZhengTong Auto Services Holdings, Ltd.	166,000	93,377
China Zhongwang Holdings, Ltd. (L)	876,000	273,407
Chongqing Iron & Steel Company, Ltd.,
H Shares (I)	286,000	50,204
Chongqing Machinery & Electric
Company, Ltd., H Shares	632,000	88,048
Chu Kong Petroleum & Natural Gas Steel
Pipe Holdings, Ltd.	312,000	108,051
Comtec Solar Systems Group, Ltd. (I)	492,000	79,432
Dalian Port PDA Company, Ltd., H Shares	586,000	139,865
Daphne International Holdings, Ltd.	172,000	67,462
Dongyue Group, Ltd.	310,000	129,228
Evergrande Real Estate Group, Ltd. (L)	4,357,000	1,697,939
Evergreen International Holdings, Ltd.	122,000	16,059
Fantasia Holdings Group Company, Ltd.	763,500	88,647
Fosun International, Ltd.	1,979,000	2,618,537
Fufeng Group, Ltd.	225,200	84,534
GOME Electrical Appliances Holdings, Ltd.	8,431,000	1,369,632
Greenland Hong Kong Holdings, Ltd.	353,625	152,856
Greentown China Holdings, Ltd.	397,000	396,058
Guangshen Railway Company, Ltd., ADR	35,688	664,511
Guangzhou Automobile Group Company, Ltd.,
H Shares	512,415	595,072
Guangzhou R&F Properties Company, Ltd.,
H Shares	736,400	907,510
Hainan Meilan International Airport
Company, Ltd., H Shares	201,000	184,146
Harbin Electric Company, Ltd., H Shares	888,000	538,244
Hidili Industry
International Development, Ltd. (I)(L)	1,278,000	148,574
Jiangxi Copper Company, Ltd., H Shares	768,000	1,217,974
Jingwei Textile Machinery Company, Ltd.,
H Shares	16,000	14,040
Kaisa Group Holdings, Ltd. (L)	1,211,000	359,322
KWG Property Holding, Ltd.	1,117,013	641,309
Leoch International Technology, Ltd. (I)	102,000	20,374
Lianhua Supermarket Holdings Company, Ltd.,
H Shares	114,000	62,479
Lingbao Gold Company, Ltd., H Shares	140,000	21,542
Lonking Holdings, Ltd. (L)	1,208,000	207,437
Maanshan Iron & Steel Company, Ltd.,
H Shares (I)(L)	1,866,000	388,051
Maoye International Holdings, Ltd.	1,161,000	184,320
Metallurgical Corp. of China, Ltd.,
H Shares (I)(L)	2,211,000	427,733
O-Net Communications Group, Ltd.	244,000	74,542
Parkson Retail Group, Ltd.	807,000	232,213

24

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
Peak Sport Products Company, Ltd.	570,000	$138,262
Powerlong Real Estate Holdings, Ltd.	816,000	113,674
Qunxing Paper Holdings Company, Ltd.	634,371	168,939
Renhe Commercial
Holdings Company, Ltd. (I)(L)	4,204,000	200,659
Sany Heavy Equipment International
Holdings Company, Ltd.	451,000	99,386
Semiconductor Manufacturing
International Corp., ADR (I)	137,877	581,841
Semiconductor
Manufacturing International Corp. (I)	14,752,000	1,265,278
Shandong Chenming Paper Holdings, Ltd.,
H Shares	335,500	145,488
Shanghai Jin Jiang International Hotels Group
Company, Ltd., H Shares	368,000	97,853
Shanghai Prime Machinery Company, Ltd.,
H Shares	962,000	135,046
Shengli Oil & Gas Pipe Holdings, Ltd.	268,500	16,612
Shui On Land, Ltd.	4,182,961	1,019,851
Sijia Group Company (I)	93,000	16,439
Sino-Ocean Land Holdings, Ltd.	4,139,715	2,099,067
Sinotrans, Ltd., H Shares	1,983,000	1,281,773
Sinotruk Hong Kong, Ltd.	836,500	416,989
SOHO China, Ltd.	2,314,000	1,811,834
Sunac China Holdings, Ltd.	902,000	510,955
Tiangong International Company, Ltd.	624,000	105,356
Tonly Electronics Holdings, Ltd.	1,520	1,178
Travelsky Technology, Ltd., H Shares	693,500	637,930
Weiqiao Textile Company, H Shares	603,000	297,247
West China Cement, Ltd.	1,894,000	175,754
Winsway Coking Coal Holdings, Ltd. (I)	1,112,000	57,568
Xiamen International Port Company, Ltd.,
H Shares	1,372,000	205,355
Xingda International Holdings, Ltd.	607,000	243,627
Xinhua Winshare Publishing and Media
Company, Ltd., H Shares	641,000	410,899
Xinjiang Xinxin Mining Industry
Company, Ltd., H Shares (I)	903,000	149,588
XTEP International Holdings, Ltd.	47,000	19,824
Yanzhou Coal Mining Company, Ltd., ADR	2,535	18,987
Yanzhou Coal Mining Company, Ltd.,
H Shares (L)	1,536,000	1,155,261
Yuanda China Holdings, Ltd.	830,000	71,931
Yuzhou Properties Company	325,080	71,726
Zhejiang Glass Company, Ltd., H Shares (I)	162,000	0
Zhong An Real Estate, Ltd.	801,600	152,083
Zoomlion Heavy Industry Science and
Technology Company, Ltd., H Shares (L)	1,098,400	680,115
		100,004,208
Colombia - 0.3%
Cementos Argos SA	12,272	77,260
Grupo Argos SA	20,634	248,377
Grupo De Inversiones Suramericana SA	105,279	2,237,354
Grupo Nutresa SA	28,795	423,605
		2,986,596
Czech Republic - 0.5%
CEZ AS (L)	100,718	3,039,575
Pegas Nonwovens SA	17,059	510,075
Unipetrol AS (I)	204,985	1,328,437
		4,878,087

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Greece - 0.2%
Bank of Greece	1,882	$36,119
Diagnostic & Therapeutic Center of
Athens Hygeia SA (I)	17,059	7,558
Ellaktor SA (I)	80,249	452,152
GEK Terna Holding Real
Estate Construction SA (I)	57,356	290,300
Hellenic Petroleum SA	50,445	399,030
Intracom Holdings SA (I)	102,565	97,388
Intralot SA-Integrated Lottery Systems
& Services (I)	22,591	62,446
J&P-Avax SA (I)	935	2,047
Marfin Investment Group Holdings SA (I)	448,897	297,772
Mytilineos Holdings SA (I)	54,223	452,539
Piraeus Bank SA (I)	16,371	36,259
Sidenor Steel Products
Manufacturing Company SA (I)	188	400
		2,134,010
Hong Kong - 4.0%
AMVIG Holdings, Ltd.	494,000	173,578
Anxin-China Holdings, Ltd.	1,648,000	219,029
Asian Citrus Holdings, Ltd.	499,000	112,061
AVIC International Holding
Hong Kong, Ltd. (I)	1,840,152	68,843
C C Land Holdings, Ltd.	1,048,084	195,996
Carrianna Group Holdings Company, Ltd.	182,675	36,779
Chaoda Modern
Agriculture Holdings, Ltd. (I)(L)	3,056,474	290,365
Chigo Holding, Ltd. (I)	2,796,000	63,120
China Aerospace International Holdings, Ltd.	1,971,200	178,046
China Agri-Industries Holdings, Ltd.	1,380,300	525,522
China Chengtong Development Group, Ltd. (I)	526,000	15,950
China Energine International Holdings, Ltd. (I)	463,853	40,131
China Everbright, Ltd.	766,000	1,033,449
China Fiber Optic Network System Group, Ltd.	334,000	77,116
China Glass Holdings, Ltd.	238,000	29,765
China Green Holdings, Ltd. (I)	245,627	13,157
China Haidian Holdings, Ltd. (I)	716,000	89,654
China High Precision
Automation Group, Ltd. (I)	18,000	2,880
China High Speed Transmission Equipment
Group Company, Ltd. (I)	938,000	624,089
China Lumena New Materials Corp. (L)	2,036,000	328,370
China Merchants Land, Ltd.	942,000	125,154
China New Town
Development Company, Ltd. (I)	1,505,165	94,220
China Nickel Resources
Holding Company, Ltd. (I)	518,000	17,043
China Ocean Resources Company, Ltd. (I)	22,990	37,860
China Precious Metal Resources
Holdings Company, Ltd. (I)(L)	1,726,000	153,727
China Properties Group, Ltd. (I)	724,000	159,811
China South City Holdings, Ltd. (L)	556,000	292,682
China Starch Holdings, Ltd.	1,415,000	31,964
China Tianyi Holdings, Ltd.	248,000	34,269
China Travel International Investment
Hong Kong, Ltd.	4,048,000	798,970
China Unicom Hong Kong, Ltd.	4,200,000	6,469,244
China Unicom Hong Kong, Ltd., ADR (L)	213,548	3,273,691
China Vanadium Titano - Magnetite
Mining Company, Ltd.	548,000	57,288
China WindPower Group, Ltd. (I)	390,000	31,189
CITIC Pacific, Ltd. (L)	1,310,000	2,297,206
CITIC Resources Holdings, Ltd. (I)	3,240,000	543,534

25

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Clear Media, Ltd.	52,000	$49,788
Coastal Greenland, Ltd. (I)	780,000	22,556
Comba Telecom Systems Holdings, Ltd. (I)	248,000	79,350
COSCO International Holdings, Ltd.	925,625	376,216
COSCO Pacific, Ltd.	1,577,806	2,190,810
DaChan Food Asia, Ltd. (I)	612,000	73,402
Dah Chong Hong Holdings, Ltd.	390,000	233,211
Dynasty Fine Wines Group, Ltd. (I)	330,000	61,313
EVA Precision Industrial Holdings, Ltd.	112,000	25,723
Franshion Properties China, Ltd.	3,012,000	796,456
Global Bio-Chem Technology
Group Company, Ltd. (I)	2,520,000	109,038
Global Sweeteners Holdings, Ltd. (I)	148,000	7,433
Glorious Property Holdings, Ltd. (I)	2,284,000	321,227
Golden Meditech Holdings, Ltd.	638,190	103,824
Goldlion Holdings, Ltd.	261,000	105,747
Heng Tai Consumables Group, Ltd. (I)	3,363,862	61,588
Hengdeli Holdings, Ltd.	968,000	167,554
HKC Holdings, Ltd. (I)	4,298,149	118,746
Hopson Development Holdings, Ltd. (I)	850,000	822,502
Hutchison Harbour Ring, Ltd.	732,000	56,684
Inspur International, Ltd.	488,000	104,065
Ju Teng International Holdings, Ltd.	528,000	378,991
Kai Yuan Holdings, Ltd. (I)	2,980,000	57,939
Kingboard Chemical Holdings, Ltd.	756,630	1,559,957
Kingboard Laminates Holdings, Ltd.	546,500	206,698
Lai Fung Holdings, Ltd.	8,970,000	181,785
Loudong General Nice Resources
China Holdings, Ltd. (I)	590,400	39,706
MIE Holdings Corp.	644,000	118,872
MIN XIN Holdings, Ltd.	116,000	61,519
Mingyuan Medicare
Development Company, Ltd. (I)	1,300,000	28,662
Minmetals Land, Ltd.	798,000	86,454
Nan Hai Corp., Ltd. (I)	27,150,000	164,738
New World China Land, Ltd.	2,335,200	1,395,207
New World Department Store China, Ltd.	175,000	70,434
Nine Dragons Paper Holdings, Ltd.	1,201,000	819,380
Poly Property Group Company, Ltd.	1,500,453	627,519
Ports Design, Ltd.	148,000	66,076
Pou Sheng International Holdings, Ltd. (I)	1,036,000	70,895
Prosperity International Holdings HK, Ltd. (I)	1,320,000	41,579
Qingling Motors Company, Ltd., H Shares	1,054,000	297,980
Real Nutriceutical Group, Ltd. (L)	613,000	137,549
Regent Manner International Holdings, Ltd.	360,000	78,490
REXLot Holdings, Ltd.	14,231	1,673
Rotam Global Agrosciences, Ltd.	7,000	14,849
Samson Holding, Ltd.	529,548	64,228
Shanghai Industrial Holdings, Ltd.	587,000	1,795,934
Shanghai Industrial Urban
Development Group, Ltd. (I)	775,000	147,984
Shanghai Zendai Property, Ltd. (I)	2,530,000	37,199
Shenzhen International Holdings, Ltd.	1,065,967	1,310,564
Shenzhen Investment, Ltd.	2,574,142	826,676
Shimao Property Holdings, Ltd.	189,000	348,200
Shougang Concord International
Enterprises Company, Ltd. (I)	4,306,000	191,837
Shougang Fushan Resources Group, Ltd.	2,306,000	473,008
Silver Grant International, Ltd.	1,072,000	128,614
SIM Technology Group, Ltd. (I)	975,000	45,983
Sino Oil And Gas Holdings, Ltd. (I)	6,490,000	202,601
Sinofert Holdings, Ltd. (L)	2,924,000	392,262
Sinolink Worldwide Holdings, Ltd. (I)	2,292,000	189,258

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Sinotrans Shipping, Ltd.	842,000	$241,167
Skyworth Digital Holdings, Ltd. (L)	800,000	381,939
SMI Corp., Ltd.	1,280,000	45,396
Solargiga Energy Holdings, Ltd. (I)	354,000	16,891
SRE Group, Ltd.	3,206,857	92,294
Superb Summit International Group, Ltd. (I)	215,000	26,346
TCC International Holdings, Ltd.	696,000	279,205
TCL Multimedia Technology Holdings, Ltd.	351,200	122,814
Tian An China Investment, Ltd.	741,000	579,420
Tianjin Port Development Holdings, Ltd.	942,000	148,255
Tianneng Power International, Ltd.	592,000	223,210
Tomson Group, Ltd.	408,805	110,731
TPV Technology, Ltd.	583,684	107,736
VODone, Ltd. (I)	719,400	64,044
Yanchang Petroleum International, Ltd. (I)	2,560,000	127,103
Yuexiu Property Company, Ltd.	7,105,250	1,356,505
		41,007,341
Hungary - 0.3%
Danubius Hotel and Spa PLC (I)	6,420	158,921
MOL Hungarian Oil and Gas PLC	163	8,715
OTP Bank PLC	152,842	2,936,566
		3,104,202
India - 9.5%
Aarti Industries, Ltd.	51,087	173,231
Aban Offshore, Ltd.	15,263	192,652
ABG Shipyard, Ltd. (I)	8,406	39,175
Adani Enterprises, Ltd.	164,157	1,244,132
Aditya Birla Nuvo, Ltd.	55,261	1,267,037
Allahabad Bank	186,565	449,700
Alok Industries, Ltd.	568,576	134,749
Amtek Auto, Ltd.	146,074	595,696
Amtek India, Ltd.	21,314	35,023
Anant Raj, Ltd. (I)	54,720	68,563
Andhra Bank	198,888	340,252
Apollo Tyres, Ltd.	226,563	751,740
Arvind, Ltd.	118,136	458,770
Ashok Leyland, Ltd.	1,096,572	667,608
Atul, Ltd.	3,642	53,981
Bajaj Finance, Ltd.	14,018	465,033
Bajaj Finserv, Ltd.	5,259	81,757
Bajaj Hindusthan, Ltd. (I)	344,964	173,223
Bajaj Holdings and Investment, Ltd.	49,562	1,042,406
Ballarpur Industries, Ltd.	403,880	129,626
Balmer Lawrie & Company, Ltd.	8,925	82,402
Balrampur Chini Mills, Ltd.	206,266	276,257
Bank of Baroda	83,523	1,250,577
Bank of India	114,231	573,199
Bank of Maharashtra	152,501	132,783
BEML, Ltd.	14,453	192,204
BGR Energy Systems, Ltd.	7,989	28,272
Bharat Heavy Electricals, Ltd.	379,212	1,579,563
Bhushan Steel, Ltd.	46,011	296,025
Birla Corp., Ltd. (I)	41,435	281,172
Bombay Burmah Trading Company	15,000	36,468
Bombay Dyeing &
Manufacturing Company, Ltd.	60,098	78,520
Bombay Rayon Fashions, Ltd. (I)	7,468	20,768
Cairn India, Ltd.	631,653	3,834,074
Canara Bank	98,171	754,006
Capital First, Ltd.	4,573	16,035
Central Bank of India (I)	54,446	70,333
Century Textiles & Industries, Ltd.	34,929	342,736

26

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
India (continued)
Chambal Fertilizers & Chemicals, Ltd.	88,262	$84,830
City Union Bank, Ltd. (I)	203,343	255,604
Claris Lifesciences, Ltd.	3,599	8,935
Corporation Bank	11,690	76,796
Cox & Kings, Ltd.	28,668	100,890
Crompton Greaves, Ltd.	11,838	39,392
Dalmia Bharat, Ltd.	12,925	101,444
DB Realty, Ltd. (I)	35,138	61,324
DCB Bank, Ltd. (I)	121,079	166,614
DCM Shriram, Ltd.	39,804	128,479
Deepak Fertilizers & Petrochemicals Corp., Ltd.	28,839	71,318
DEN Networks, Ltd. (I)	8,545	33,822
Dena Bank	27,208	39,014
DLF, Ltd.	430,090	1,534,993
Edelweiss Financial Services, Ltd.	304,550	319,036
Educomp Solutions, Ltd. (I)	10,106	6,574
EID Parry India, Ltd. (I)	80,296	280,945
EIH, Ltd.	25,377	40,405
Elder Pharmaceuticals, Ltd. (I)	3,967	14,321
Electrosteel Castings, Ltd.	89,970	52,232
Era Infra Engineering, Ltd. (I)	36,627	16,510
Eros International Media, Ltd. (I)	10,300	40,681
Escorts, Ltd.	44,637	99,964
Essar Oil, Ltd. (I)	44,458	80,781
Essar Ports, Ltd.	16,178	22,194
Essel Propack, Ltd.	37,352	67,660
Federal Bank, Ltd.	817,670	1,824,301
Financial Technologies India, Ltd.	12,955	54,402
Finolex Cables, Ltd.	54,200	162,350
Finolex Industries, Ltd.	34,328	164,179
Firstsource Solutions, Ltd. (I)	137,281	94,009
Fortis Healthcare, Ltd. (I)	83,364	168,551
GAIL India, Ltd.	107,078	824,021
Gammon India, Ltd. (I)	85,633	48,664
Gateway Distriparks, Ltd.	10,919	41,591
Gitanjali Gems, Ltd. (I)	43,160	66,216
Graphite India, Ltd.	75,117	131,574
Grasim Industries, Ltd.	28,107	1,636,200
GTL Infrastructure, Ltd. (I)	100,276	6,264
Gujarat Alkalies & Chemicals, Ltd.	24,028	79,910
Gujarat Fluorochemicals, Ltd.	11,921	94,739
Gujarat Mineral Development Corp., Ltd.	26,383	74,080
Gujarat Narmada Valley Fertilizers
& Chemicals, Ltd.	66,143	114,922
Gujarat NRE Coke, Ltd. (I)	166,598	40,203
Gujarat State Fertilisers & Chemicals, Ltd.	105,690	141,239
Gujarat State Petronet, Ltd.	109,920	164,456
HBL Power Systems, Ltd.	5,099	1,596
HCL Infosystems, Ltd. (I)	126,394	157,571
HEG, Ltd.	12,877	62,603
HeidelbergCement India, Ltd. (I)	4,823	5,139
Hexa Tradex, Ltd. (I)	32,971	21,523
Hindalco Industries, Ltd.	1,071,522	2,931,429
Hinduja Ventures, Ltd.	5,620	29,037
Hindustan Construction Company, Ltd. (I)	182,894	142,411
Hotel Leela Venture, Ltd. (I)	112,448	50,609
Housing Development & Infrastructure, Ltd. (I)	220,761	370,007
HSIL, Ltd.	5,997	25,691
Ht Media Ltd.	10,959	22,693
ICICI Bank, Ltd.	114,171	2,688,334
IDBI Bank, Ltd.	267,194	485,319
IDFC, Ltd.	119,156	268,523
IFCI, Ltd.	181,420	126,764

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
India (continued)
IIFL Holdings, Ltd.	213,160	$448,408
Il&fs Transportation Networks, Ltd.	10,458	36,117
Indiabulls Housing Finance, Ltd.	233,503	1,475,448
Indiabulls Infrastructure and Power, Ltd. (I)	930,247	105,182
Indiabulls Real Estate, Ltd.	315,338	522,788
Indian Bank	70,234	214,315
Indian Hotels Company, Ltd.	275,375	480,877
Indian Overseas Bank	234,477	320,852
ING Vysya Bank, Ltd.	16,192	180,476
Ingersoll-Rand India, Ltd.	14,510	163,170
Jai Corp., Ltd.	19,608	34,855
Jain Irrigation Systems, Ltd.	143,549	286,125
Jaiprakash Associates, Ltd.	796,755	1,020,919
Jammu & Kashmir Bank, Ltd.	41,976	1,091,976
Jaypee Infratech, Ltd.	123,242	69,136
JB Chemicals & Pharmaceuticals, Ltd.	20,800	53,869
JBF Industries, Ltd.	33,505	69,639
Jindal Saw, Ltd.	164,858	228,779
Jindal Stainless, Ltd. (I)	44,529	43,677
Jindal Steel & Power, Ltd.	146,920	786,726
JK Cement, Ltd.	8,306	53,419
JK Lakshmi Cement, Ltd.	13,182	46,566
JM Financial, Ltd.	124,021	85,198
JSW Energy, Ltd.	408,574	576,563
JSW Steel, Ltd.	93,372	1,926,088
Jubilant Life Sciences, Ltd.	53,395	184,725
Kalpataru Power Transmission, Ltd.	20,383	63,004
Karnataka Bank, Ltd.	180,381	421,739
Karur Vysya Bank, Ltd.	30,968	239,438
KEC International, Ltd.	41,793	87,957
Kesoram Industries, Ltd. (I)	64,015	130,946
Lakshmi Vilas Bank, Ltd.	30,751	56,002
Mahanagar Telephone Nigam (I)	22,519	13,295
Maharashtra Seamless, Ltd.	38,253	197,815
Mahindra Lifespace Developers, Ltd.	10,600	96,071
MAX India, Ltd.	4,595	21,914
McLeod Russel India, Ltd.	48,101	254,148
Mercator, Ltd. (I)	150,335	96,009
MOIL, Ltd.	3,305	17,802
Monnet Ispat & Energy, Ltd.	10,818	24,869
Mphasis, Ltd.	8,247	58,296
MRF, Ltd.	748	294,463
Nagarjuna Fertilizers & Chemicals, Ltd. (I)	138,250	24,344
Nagarjuna Oil Refinery, Ltd. (I)	125,682	12,029
National Aluminium Company, Ltd.	108,688	106,159
Nava Bharat Ventures, Ltd.	1,614	6,448
NCC, Ltd.	263,914	351,858
NIIT Technologies, Ltd.	11,765	86,435
NIIT, Ltd.	19,897	18,427
Noida Toll Bridge Company, Ltd.	14,396	7,783
OMAXE, Ltd.	62,405	146,821
Orchid Chemicals & Pharmaceuticals, Ltd. (I)	3,273	4,083
Orient Cement, Ltd.	58,165	92,988
Oriental Bank of Commerce	101,465	551,530
Panacea Biotec, Ltd. (I)	12,287	38,407
Parsvnath Developers, Ltd. (I)	76,316	44,101
Peninsula Land, Ltd.	39,087	26,920
Piramal Enterprises, Ltd.	52,252	600,728
Plethico Pharmaceuticals, Ltd. (I)	7,219	7,111
Polaris Financial Technology, Ltd.	46,452	162,419
Polyplex Corp., Ltd.	3,400	10,781
Praj Industries, Ltd.	42,222	50,773
Prime Focus Ltd. (I)	46,896	38,211

27

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
India (continued)
Prism Cement, Ltd. (I)	42,974	$54,206
PTC India Financial Services, Ltd.	29,410	15,952
PTC India, Ltd.	233,522	365,381
Punj Lloyd, Ltd. (I)	165,098	139,760
Puravankara Projects, Ltd.	10,348	19,107
Raymond, Ltd.	30,886	207,629
Redington India, Ltd.	12,780	22,219
REI Agro, Ltd.	214,503	20,512
Reliance Capital, Ltd.	94,899	1,038,560
Reliance Communications, Ltd.	569,209	1,381,976
Reliance Industries, Ltd.	419,059	7,062,964
Reliance Industries, Ltd., GDR (S)	325,535	10,930,493
Reliance Power, Ltd. (I)	588,041	1,061,825
Rolta India, Ltd.	133,332	249,436
Ruchi Soya Industries, Ltd.	125,412	102,967
Rural Electrification Corp., Ltd.	140,240	842,611
Sadbhav Engineering, Ltd.	17,023	55,597
Sesa Sterlite, Ltd.	261,131	1,271,829
Sesa Sterlite, Ltd., ADR	212,366	4,111,406
Shipping Corp. of India, Ltd. (I)	104,070	119,545
Shree Renuka Sugars, Ltd.	220,608	101,928
Sintex Industries, Ltd.	97,140	158,813
Sobha Developers, Ltd.	40,327	333,547
South Indian Bank, Ltd.	1,171,770	615,825
SREI Infrastructure Finance, Ltd.	247,892	208,503
SRF, Ltd.	24,910	247,604
State Bank of Bikaner & Jaipur	899	8,193
State Bank of India	78,651	3,510,007
State Bank of India, GDR	435	38,752
Steel Authority of India, Ltd.	185,043	292,515
Sterling Biotech, Ltd. (I)	34,756	10,131
Sterlite Technologies, Ltd.	72,209	78,356
Strides Arcolab, Ltd.	7,164	80,062
Sundaram Finance, Ltd.	873	13,378
Sundram Fasteners, Ltd.	12,928	21,508
Suzlon Energy, Ltd. (I)	599,974	283,327
Syndicate Bank	206,951	605,919
Tata Chemicals, Ltd.	96,921	554,521
Tata Communications, Ltd.	50,645	331,743
Tata Global Beverages, Ltd.	467,750	1,342,242
Tata Investment Corp., Ltd.	2,568	24,898
Tata Steel, Ltd.	344,558	3,022,965
Tata Steel, Ltd., GDR	743	6,486
The Great Eastern Shipping Company, Ltd.	84,512	509,152
The India Cements, Ltd.	258,302	515,513
The Ramco Cements, Ltd.	36,000	173,931
Time Technoplast, Ltd.	4,194	3,239
Tube Investments of India, Ltd.	4,492	21,921
TV18 Broadcast, Ltd. (I)	248,227	134,012
UCO Bank	85,194	148,467
Uflex, Ltd.	10,885	23,328
Union Bank of India, Ltd.	169,587	679,014
Unitech, Ltd. (I)	1,276,814	714,140
UPL, Ltd.	227,990	1,297,612
Usha Martin, Ltd.	154,885	98,232
Uttam Galva Steels, Ltd. (I)	13,863	18,299
Vardhman Special Steels, Ltd. (I)	1,620	1,044
Vardhman Textiles, Ltd.	8,101	64,277
Videocon Industries, Ltd.	105,664	324,165
Vijaya Bank	83,311	76,841
Voltas, Ltd.	31,368	113,835
Welspun Corp, Ltd.	55,523	80,919
Welspun Enterprises, Ltd. (I)	2,776	692

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
India (continued)
Wockhardt, Ltd.	7,433	$71,368
Zensar Technologies, Ltd.	2,138	15,572
Zuari Agro Chemicals, Ltd.	9,200	27,618
Zuari Global, Ltd.	9,200	13,796
		96,335,828
Indonesia - 2.8%
Adaro Energy Tbk PT	16,373,500	1,625,936
Agung Podomoro Land Tbk PT	4,554,100	107,637
Alam Sutera Realty Tbk PT	10,411,400	388,551
Aneka Tambang Persero Tbk PT	5,527,500	509,249
Asahimas Flat Glass Tbk PT	65,500	39,550
Bakrie & Brothers Tbk PT (I)	121,836,489	513,861
Bakrie Sumatera Plantations Tbk PT (I)	11,376,500	47,988
Bakrie Telecom Tbk PT (I)	24,850,000	104,808
Bakrieland Development Tbk PT (I)	41,455,500	174,844
Bank Bukopin Tbk PT	4,493,500	236,925
Bank Danamon Indonesia Tbk PT	4,507,294	1,575,743
Bank Mandiri Persero Tbk PT	2,434,420	1,993,878
Bank Negara Indonesia Persero Tbk PT	8,237,981	3,312,652
Bank Pan Indonesia Tbk PT (I)	4,924,397	373,992
Bank Pembangunan Daerah Jawa Barat Dan
Banten Tbk PT	2,121,500	147,732
Bank Tabungan Negara Persero Tbk PT	3,842,861	337,342
Barito Pacific Tbk PT (I)	1,893,500	47,290
Benakat Petroleum Energy Tbk PT (I)	8,689,500	93,185
Berau Coal Energy Tbk PT (I)	2,215,500	18,295
Berlian Laju Tanker Tbk PT (I)	16,708,166	0
BISI International PT	1,105,000	48,544
Borneo Lumbung Energi & Metal Tbk PT (I)	239,000	1,956
Budi Starch & Sweetener Tbk PT (I)	1,493,000	14,435
Central Proteinaprima Tbk PT (I)	16,930,000	71,407
Ciputra Development Tbk PT	15,325,500	1,197,461
Ciputra Property Tbk PT	1,844,000	108,256
Ciputra Surya Tbk PT	896,000	158,844
Clipan Finance Indonesia Tbk PT	1,045,000	37,633
Darma Henwa Tbk PT (I)	21,675,000	91,417
Davomas Abadi Tbk PT (I)	2,465,000	10,396
Delta Dunia Makmur Tbk PT (I)	3,330,800	48,034
Elnusa Tbk PT	3,143,700	168,483
Energi Mega Persada Tbk PT (I)	39,318,681	312,055
Erajaya Swasembada Tbk Pt (I)	1,248,500	113,810
Exploitasi Energi Indonesia Tbk PT (I)	1,289,000	20,680
Gajah Tunggal Tbk PT	2,229,300	344,342
Garuda Indonesia Persero Tbk PT (I)	2,909,563	103,578
Global Mediacom Tbk PT	808,500	145,011
Gozco Plantations Tbk PT (I)	3,863,400	32,596
Harum Energy Tbk PT	811,700	159,417
Hexindo Adiperkasa Tbk PT	110,000	34,132
Holcim Indonesia Tbk PT	1,053,568	233,150
Indah Kiat Pulp & Paper Corp. Tbk PT (I)	2,423,200	274,207
Indika Energy Tbk PT	1,851,000	98,601
Indo Tambangraya Megah Tbk PT	199,400	454,192
Indofood Sukses Makmur Tbk PT	4,385,200	2,480,660
Intiland Development Tbk PT	4,188,900	154,500
Japfa Comfeed Indonesia Tbk PT	108,170	11,142
Kawasan Industri Jababeka Tbk PT	14,873,529	278,769
Krakatau Steel Persero Tbk PT (I)	658,500	24,566
Lippo Karawaci Tbk PT	20,924,193	1,695,206
Medco Energi Internasional Tbk PT	2,465,000	737,467
Mitra International Resources Tbk PT (I)	1,747,000	7,369
MNC Investama Tbk PT	18,575,000	501,653
Modernland Realty Tbk PT (I)	1,877,500	64,485
Multipolar Tbk PT	5,511,400	314,060

28

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Nusantara Infrastructure Tbk PT (I)	2,422,200	$43,746
Pabrik Kertas Tjiwi Kimia Tbk PT	72,500	9,594
Panin Financial Tbk PT (I)	19,315,500	399,328
Panin Insurance Tbk PT	1,627,000	91,247
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	3,514,500	686,957
Petrosea Tbk PT	210,500	22,662
Polychem Indonesia Tbk PT (I)	2,945,500	42,251
Ramayana Lestari Sentosa Tbk PT	1,938,400	192,222
Salim Ivomas Pratama Tbk PT	4,190,100	356,809
Sampoerna Agro Tbk PT	703,500	138,670
Samudera Indonesia Tbk PT	17,800	4,916
Sentul City Tbk PT (I)	19,986,000	178,826
Sigmagold Inti Perkasa Tbk PT (I)	1,846,000	71,151
Surya Semesta Internusa Tbk PT	3,749,600	216,659
Suryainti Permata Tbk PT (I)	1,446,000	0
Tiga Pilar Sejahtera Food Tbk	1,257,900	245,597
Timah Persero Tbk PT	4,287,660	457,129
Trias Sentosa Tbk PT	2,019,500	52,867
Trimegah Securities Tbk PT (I)	1,540,500	10,265
Truba Alam Manunggal Engineering PT (I)	11,991,500	6,069
Tunas Baru Lampung Tbk PT	1,620,000	87,470
Tunas Ridean Tbk PT	2,272,500	130,408
United Tractors Tbk PT	1,036,600	2,022,740
Vale Indonesia Tbk PT	1,861,600	558,661
Visi Media Asia Tbk PT (I)	939,500	20,618
XL Axiata Tbk PT	456,600	196,353
		28,445,187
Malaysia - 4.6%
Affin Holdings BHD	924,690	953,271
AirAsia BHD	1,186,100	849,992
Alliance Financial Group BHD	674,600	991,941
AMMB Holdings BHD	1,721,562	3,818,112
Ann Joo Resources BHD	252,200	90,357
Benalec Holdings BHD	293,500	103,229
Berjaya Corp. BHD	2,315,900	378,723
BIMB Holdings BHD	106,500	141,676
Boustead Holdings BHD	538,576	867,184
Boustead Plantations BHD (I)	120,100	60,592
Cahya Mata Sarawak BHD	266,700	309,485
Can-One BHD	29,200	24,003
DRB-Hicom BHD	1,194,900	822,217
Eastern & Oriental BHD	221,100	189,434
ECM Libra Financial Group BHD	175,561	55,761
Engtex Group BHD	27,900	16,062
Eversendai Corp. BHD	97,000	29,006
Faber Group BHD	106,500	116,124
Genting BHD	346,600	1,078,363
Genting Malaysia BHD	1,651,900	2,160,926
Glomac BHD	462,600	149,911
Goldis BHD (I)	324,635	235,568
Hap Seng Consolidated BHD	1,744,820	1,957,041
Hap Seng Plantations Holdings BHD	617,500	526,671
Hong Leong Financial Group BHD	309,800	1,557,400
Hong Leong Industries BHD	25,000	51,989
Hua Yang BHD	73,066	51,211
Hwang-DBS Malaysia BHD	105,200	61,877
IGB Corp. BHD	1,528,043	1,275,540
IJM Corp. BHD	1,302,680	2,716,928
IJM Land BHD	443,300	472,251
Inch Kenneth Kajang Rubber	106,800	29,417
Insas BHD	494,969	183,474
JAKS Resources BHD (I)	246,000	49,814

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Jaya Tiasa Holdings BHD	299,826	$246,963
JCY International BHD	265,600	57,900
K&N Kenanga Holdings BHD (I)	402,145	95,200
Karambunai Corp. BHD (I)	1,978,300	55,429
Keck Seng Malaysia BHD	222,300	470,133
Kian JOO CAN Factory BHD	290,000	288,046
Kim Loong Resources BHD	32,400	30,077
Kinsteel BHD (I)	561,400	27,208
KLCC Property Holdings BHD	266,500	542,228
KNM Group BHD (I)	1,152,000	324,790
KSL Holdings BHD (I)	267,333	189,155
KUB Malaysia BHD (I)	534,400	95,737
Kulim Malaysia BHD (I)	938,700	1,002,786
Kumpulan Fima BHD	2,300	1,640
Kumpulan Perangsang Selangor BHD	171,000	89,508
Kwantas Corp. BHD	56,000	39,066
Land & General BHD (I)	163,200	27,971
Landmarks BHD (I)	384,900	131,877
LBS Bina Group BHD	210,000	111,203
Lion Industries Corp. BHD	736,100	146,995
Magnum BHD	165,500	157,204
Mah Sing Group BHD	185,600	131,791
Malayan Flour Mills BHD	132,300	65,528
Malaysia Airports Holdings BHD	44,164	109,800
Malaysian Airline System BHD (I)	721,000	44,868
Malaysian Bulk Carriers BHD	194,100	107,031
Malaysian Pacific Industries BHD	64,375	101,907
Malaysian Resources Corp. BHD	1,062,000	565,784
MBM Resources BHD	78,650	75,928
Media Prima BHD	46,900	37,676
Mega First Corp. BHD	163,700	114,010
MISC BHD	1,112,700	2,252,519
MK Land Holdings BHD	632,500	92,605
MKH BHD	58,800	71,093
MMC Corp. BHD	1,118,700	886,442
MNRB Holdings BHD	10,000	14,700
Mudajaya Group BHD	201,700	157,678
Muhibbah Engineering Malaysia BHD	5,800	5,398
Mulpha International BHD (I)	2,622,700	359,187
Naim Holdings BHD	198,100	264,707
NCB Holdings BHD	4,100	3,816
Oriental Holdings BHD	509,420	1,223,270
OSK Holdings BHD	903,998	504,076
Panasonic Manufacturing Malaysia BHD	39,700	269,524
Pantech Group Holdings BHD	86,200	28,982
Parkson Holdings BHD (I)	144,700	116,304
Perdana Petroleum BHD (I)	51,820	29,554
PJ Development Holdings BHD	258,900	133,101
PPB Group BHD	569,000	2,682,794
Press Metal BHD	75,700	93,119
Protasco BHD	172,400	105,738
RHB Capital BHD	109,804	292,459
Rimbunan Sawit BHD	325,600	79,143
Salcon BHD	432,400	124,655
Scomi Group BHD (I)	1,708,300	215,568
Selangor Dredging BHD	326,900	106,866
Selangor Properties BHD	105,000	197,221
Shangri-La Hotels Malaysia BHD	96,000	191,432
Shell Refining Company Federation of
Malaya BHD	161,700	294,137
SHL Consolidated BHD	172,300	119,123
SP Setia BHD	122,867	117,551
Star Publications Malaysia BHD	37,400	30,995

29

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Sunway BHD	1,198,296	$1,134,712
Supermax Corp. BHD	54,000	35,314
Suria Capital Holdings BHD	237,900	213,544
Symphony Life BHD (I)	195,252	62,654
TA Ann Holdings BHD	344,990	468,052
TA Enterprise BHD	1,903,200	509,773
TA Global BHD	1,233,900	136,435
TAN Chong Motor Holdings BHD	20,700	32,759
Tanjung Offshore BHD (I)	222,400	40,869
TDM BHD	1,030,200	333,541
Tebrau Teguh BHD (I)	59,700	24,747
TH Plantations BHD	14,880	9,371
Time dotCom BHD (I)	346,900	499,029
Tiong NAM Logistics Holdings	48,800	19,768
Tropicana Corp. BHD	278,800	130,241
UEM Sunrise BHD	32,200	20,367
Unisem M BHD	601,680	273,740
United Malacca BHD	97,800	217,852
UOA Development BHD	279,500	180,134
VS Industry BHD	166,770	84,743
Wah Seong Corp. BHD	106,863	62,948
WCT Holdings BHD	608,550	413,656
Wing Tai Malaysia BHD	124,000	81,496
WTK Holdings BHD	368,500	160,726
YNH Property BHD	662,715	402,509
YTL Corp. BHD	5,036,140	2,542,572
YTL Land & Development BHD (I)	52,700	14,864
		47,031,162
Mexico - 5.7%
Alfa SAB de CV, Class A	1,492,062	4,128,803
Alpek SA de CV (L)	142,911	276,271
Arca Continental SAB de CV	122,259	827,782
Axtel SAB de CV (I)(L)	982,700	365,857
Bio Pappel SAB de CV (I)	41,929	84,773
Cemex SAB de CV, ADR (I)(L)	802,633	10,618,835
Cia Minera Autlan SAB de CV, Series B	63,900	73,635
Consorcio ARA SAB de CV (I)	1,183,814	549,317
Controladora Comercial Mexicana SAB de CV	328,408	1,231,514
Corp. Actinver SAB de CV	19,397	21,814
Corporacion GEO SAB de CV, Series B (I)	793,874	14,884
Desarrolladora Homex SAB de CV (I)	91,100	11,994
Empresas ICA SAB de CV (I)	134,452	261,991
Empresas ICA SAB de CV, ADR (I)(L)	198,467	1,552,012
Gruma SAB de CV, ADR (I)	4,897	234,321
Grupo Aeromexico SAB de CV (I)(L)	75,581	130,207
Grupo Aeroportuario del Centro Norte
SAB de CV	152,386	614,665
Grupo Aeroportuario del Centro Norte SAB
de CV, ADR	300	9,678
Grupo Aeroportuario del Pacifico SAB
de CV, ADR	75,410	5,099,224
Grupo Aeroportuario del Sureste SAB
de CV, ADR	9,635	1,223,838
Grupo Carso SAB de CV, Series A1	614,532	3,192,620
Grupo Cementos de Chihuahua SAB de CV	35,500	99,931
Grupo Comercial Chedraui SA de CV	155,267	547,537
Grupo Elektra SAB DE CV	18,224	486,900
Grupo Famsa SAB de CV, Class A (I)	357,718	460,469
Grupo Financiero Banorte SAB de CV, Series O	1,689,522	12,082,619
Grupo Financiero Interacciones SA de CV	43,839	317,637
Grupo Financiero Santander Mexico
SAB de CV	88,082	233,555
Grupo Industrial Maseca SAB de CV, Series B	53,900	87,621

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Grupo Industrial Saltillo SAB de CV	94,000	$228,017
Grupo KUO SAB de CV, Series B	164,000	369,754
Grupo Mexico SAB de CV, Series B	89,991	300,282
Grupo Sanborns SAB de CV	26,148	48,170
Grupo Simec SAB de CV, Series B (I)	178,928	829,301
Industrias Bachoco SAB de CV, ADR (L)	2,653	142,652
Industrias Bachoco SAB de CV, Series B	13,145	58,898
Industrias CH SAB de CV, Series B (I)	224,492	1,271,836
Inmuebles Carso SAB de CV, Class B1 (I)	1,100,825	1,195,562
Maxcom Telecomunicaciones SAB de CV (I)	42,100	11,066
Mexichem SAB de CV	322,702	1,336,725
Minera Frisco SAB de CV, Class A1 (I)	42,325	83,224
OHL Mexico SAB de CV (I)	404,377	1,234,311
Organizacion Cultiba SAB de CV (I)	18,915	34,408
Organizacion Soriana SAB de CV, Series B (I)	1,514,619	4,994,443
Qualitas Controladora SAB de CV	161,140	465,155
TV Azteca SA de CV	444,187	249,938
Urbi Desarrollos Urbanos SAB de CV (I)(L)	662,000	80,113
		57,774,159
Philippines - 1.2%
Alliance Global Group, Inc.	1,002,600	668,024
Atlas Consolidated Mining & Development	348,700	112,086
Cebu Air, Inc.	57,110	74,581
Century Properties Group, Inc.	1,431,000	44,589
Empire East Land Holdings, Inc. (I)	2,990,000	65,088
Filinvest Development Corp.	211,875	23,110
Filinvest Land, Inc.	18,335,500	684,736
First Philippine Holdings Corp.	427,000	744,262
JG Summit Holdings, Inc.	605,200	710,008
Lopez Holdings Corp.	3,257,000	399,105
LT Group, Inc.	144,200	48,787
Megaworld Corp.	16,127,800	1,662,846
Metropolitan Bank & Trust Company	144,834	289,966
Petron Corp.	281,900	82,309
Philippine National Bank (I)	416,530	863,556
Philtown Properties, Inc. (I)	3,844	136
Rizal Commercial Banking Corp.	602,800	732,102
Robinsons Land Corp.	2,512,500	1,358,652
San Miguel Corp.	722,110	1,374,052
San Miguel Pure Foods Company, Inc.	7,670	40,760
Top Frontier Investment Holdings, Inc. (I)	74,514	204,409
Trans-Asia Oil & Energy Development Corp.	1,023,000	57,648
Union Bank of Philippines, Inc.	214,600	589,931
Vista Land & Lifescapes, Inc.	5,803,000	813,773
		11,644,516
Poland - 2.3%
Agora SA (I)	77,712	229,720
Asseco Poland SA	65,833	891,790
Bank Millennium SA	251,187	642,867
Bioton SA (I)(L)(V)	45,462	79,843
Ciech SA	32,747	371,661
ComArch SA	1,802	50,559
Enea SA	115,475	600,646
Fabryki Mebli Forte SA	614	9,914
Farmacol SA (I)	10,785	190,038
Firma Oponiarska Debica SA	7,423	221,870
Getin Holding SA (I)	169,278	174,030
Grupa Azoty SA	12,877	307,930
Grupa Kety SA	17,192	1,279,911
Grupa Lotos SA (I)	90,397	1,101,698
Hawe SA (I)(L)	38,497	32,988
Impexmetal SA (I)	98,393	79,389

30

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Poland (continued)
Jastrzebska Spolka Weglowa SA (L)	15,280	$236,504
KGHM Polska Miedz SA	89,176	3,656,046
Koelner SA (I)	3,382	11,760
Kopex SA	61,117	222,271
LC Corp. SA (I)	155,767	99,893
MCI Management SA (I)	32,259	100,997
Netia SA	309,487	528,882
Orbis SA	45,854	644,645
PGE SA	839,668	5,981,996
Polimex-Mostostal SA (I)	283,029	8,348
Polnord SA (I)	19,758	58,332
Polski Koncern Miesny Duda SA (I)	61,515	15,597
Polski Koncern Naftowy Orlen SA	282,143	3,807,156
Rovese SA (I)	102,102	43,027
Sygnity SA (I)	6,918	38,021
Tauron Polska Energia SA	944,969	1,608,917
		23,327,246
Russia - 3.5%
Gazprom OAO, ADR	3,505,000	30,454,801
Lukoil OAO, ADR	44,694	2,662,357
Magnitogorsk Iron & Steel Works, GDR (I)	111,319	290,983
RusHydro JSC, ADR	917,808	1,754,076
VTB Bank OJSC, GDR (I)(L)	21,612	52,615
		35,214,832
South Africa - 8.0%
Adcorp Holdings, Ltd.	63,040	203,791
Aeci, Ltd.	55,858	658,550
African Bank Investments, Ltd. (L)	690,372	440,494
African Rainbow Minerals, Ltd.	107,152	1,887,233
Allied Electronics Corp., Ltd.	62,999	157,120
Anglo American Platinum, Ltd. (I)	9,364	406,962
AngloGold Ashanti, Ltd., ADR	430,478	7,408,526
ArcelorMittal South Africa, Ltd. (I)	138,452	405,692
Argent Industrial, Ltd.	113,274	59,622
Astral Foods, Ltd.	2,792	32,028
Aveng, Ltd. (I)	442,348	962,370
Barclays Africa Group, Ltd.	383,490	5,823,579
Barloworld, Ltd.	265,047	2,523,329
Basil Read Holdings, Ltd. (I)	87,352	54,962
Bell Equipment, Ltd. (I)	34,158	43,318
Blue Label Telecoms, Ltd.	263,306	212,105
Business Connexion Group, Ltd.	100,096	57,388
Caxton & CTP Publishers & Printers, Ltd.	185,300	271,511
Clover Industries, Ltd.	61,156	96,641
Consolidated Infrastructure Group, Ltd. (I)	11,072	30,143
DataTec, Ltd.	255,498	1,292,119
DRDGOLD, Ltd.	348,805	100,353
Eqstra Holdings, Ltd.	216,889	134,648
Exxaro Resources, Ltd. (L)	83,396	1,087,473
Gold Fields, Ltd., ADR (L)	784,509	2,918,373
Grindrod, Ltd.	607,680	1,518,955
Group Five, Ltd.	94,236	363,175
Harmony Gold Mining Company, Ltd., ADR	429,868	1,276,708
Hudaco Industries, Ltd.	16,112	144,360
Hulamin, Ltd. (I)	112,965	82,702
Iliad Africa, Ltd.	124,370	89,482
Illovo Sugar, Ltd.	9,580	26,487
Impala Platinum Holdings, Ltd.	432,080	4,355,034
Imperial Holdings, Ltd.	2,817	52,970
Investec, Ltd.	235,654	2,161,475
JD Group, Ltd. (L)	239,863	605,072
KAP Industrial Holdings, Ltd.	146,538	54,160

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Lewis Group, Ltd. (L)	97,828	$596,398
Liberty Holdings, Ltd.	126,115	1,541,967
Merafe Resources, Ltd. (I)	2,241,497	246,227
Metair Investments, Ltd.	50,105	176,778
MMI Holdings, Ltd.	1,109,101	2,737,533
Mondi, Ltd.	134,682	2,458,976
Mpact, Ltd.	136,201	357,101
Murray & Roberts Holdings, Ltd. (I)	221,422	506,049
Nedbank Group, Ltd.	205,177	4,422,797
Northam Platinum, Ltd. (I)	179,486	770,252
Nu-World Holdings, Ltd.	19,436	33,788
Omnia Holdings, Ltd.	46,210	1,002,756
Peregrine Holdings, Ltd.	96,580	190,663
Petmin, Ltd.	203,836	46,394
PSG Group, Ltd.	29,928	260,279
Raubex Group, Ltd.	77,675	165,517
RCL Foods, Ltd. (I)	8,530	12,671
Reunert, Ltd.	25,410	155,180
Royal Bafokeng Platinum, Ltd. (I)	27,825	185,952
Sappi, Ltd. (I)	331,201	1,196,024
Sappi, Ltd., ADR (I)	156,861	559,994
Sibanye Gold, Ltd., ADR (L)	196,127	2,163,281
Standard Bank Group, Ltd.	894,313	12,195,583
Stefanutti Stocks Holdings, Ltd. (I)	60,065	54,511
Steinhoff International Holdings, Ltd.	1,337,208	7,454,829
Super Group, Ltd. (I)	216,023	618,665
Telkom SA, Ltd. (I)	271,496	1,166,357
Telkom SA, Ltd., ADR (I)	3,000	51,840
Tiger Wheels, Ltd. (I)	32,678	0
Times Media Group, Ltd.	59,281	121,589
Tongaat Hulett, Ltd.	75,607	1,055,286
Trencor, Ltd.	100,698	756,225
Value Group, Ltd.	178,661	88,216
Wilson Bayly Holmes-Ovcon, Ltd.	4,210	50,284
Zeder Investments, Ltd.	224,532	120,283
		81,519,155
South Korea - 0.0%
Woori Finance Holdings
Company, Ltd., ADR (I)	83	2,919
South Korea - 15.3%
Agabang&Company	1,701	6,989
Asia Cement Company, Ltd.	2,253	241,563
ASIA Holdings Company, Ltd.	986	141,428
Asia Paper Manufacturing Company, Ltd.	1,600	32,434
AUK Corp. (I)	19,670	38,093
Bookook Securities Company, Ltd.	4,950	61,146
BS Financial Group, Inc.	147,019	2,165,599
BYC Company, Ltd.	240	54,545
Chosun Refractories Company, Ltd.	1,708	194,175
CJ Korea Express Company, Ltd. (I)	101	12,026
Cosmochemical Company, Ltd. (I)	3,570	22,903
Dae Dong Industrial Company, Ltd.	9,000	88,937
Dae Han Flour Mills Company, Ltd.	1,232	209,372
Daechang Company, Ltd. (L)	43,270	38,496
Daeduck Electronics Company	6,800	54,348
Daeduck GDS Company, Ltd.	12,540	153,087
Daegu Department Store	9,340	188,265
Daehan Steel Company, Ltd. (L)	9,250	51,164
Daekyo Company, Ltd.	44,550	286,949
Daelim Industrial Company, Ltd.	16,627	1,385,211
Daelim Trading Company, Ltd.	1,417	6,093
Daesang Holdings Company, Ltd.	4,390	75,728

31

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Daesung Holdings Company, Ltd.	8,110	$83,264
Daewoo Securities Company, Ltd. (I)	62,611	539,472
Dahaam E-Tec Company, Ltd. (I)	2,630	46,788
Daishin Securities Company, Ltd.	53,530	459,664
Daou Technology, Inc.	26,120	299,284
Dasan Networks, Inc. (I)	7,253	51,933
DGB Financial Group, Inc.	146,510	2,194,050
Dong Ah Tire & Rubber Company, Ltd.	10,970	221,107
Dong Yang Gang Chul Company, Ltd. (I)	2,200	5,244
Dong-Il Corp.	673	52,213
Dongbang Transport Logistics Company, Ltd.	5,500	11,932
Dongbu Corp. (I)(L)	12,860	15,019
Dongbu Securities Company, Ltd. (I)	32,430	102,853
Dongbu Steel Company, Ltd. (I)(L)	23,705	40,742
Dongil Industries Company, Ltd.	1,340	71,379
Dongkook Industrial Company, Ltd. (I)	3,600	12,071
Dongkuk Steel Mill Company, Ltd. (L)	57,069	393,408
Dongwha Pharmaceutical Company, Ltd.	16,190	90,708
Dongyang E&P, Inc.	676	9,692
Doosan Corp.	5,073	626,535
Doosan Engineering &
Construction Company, Ltd. (I)(L)	3,141	44,996
Doosan Heavy Industries and
Construction Company, Ltd.	12,344	427,561
Doosan Infracore Company, Ltd. (I)	31,015	397,063
DRB Holding Company, Ltd.	10,135	136,073
Eugene Investment &
Securities Company, Ltd. (I)	45,730	101,411
Fursys, Inc.	792	23,912
Gaon Cable Company, Ltd.	2,934	83,945
GS Engineering & Construction Corp. (L)(I)	33,032	1,099,435
GS Holdings Corp.	45,735	2,039,180
Gwangju Shinsegae Company, Ltd.	1,055	258,390
Halla Engineering & Construction Corp.	14,352	85,705
Hana Financial Group, Inc.	197,830	7,331,226
Handok, Inc.	121	3,024
Handsome Company, Ltd.	492	13,441
Hanil Cement Company, Ltd.	6,209	847,150
Hanjin Heavy Industries &
Construction Company, Ltd. (I)	42,871	363,172
Hanjin Heavy Industries & Construction
Holdings Company, Ltd. (L)	14,860	154,103
Hanjin Shipping Company, Ltd. (I)(L)	33,300	196,083
Hanjin Transportation Company, Ltd. (L)	11,210	404,254
Hankuk Glass Industries, Inc. (I)	1,970	42,446
Hankuk Paper Manufacturing Company, Ltd.	3,920	104,656
Hansol Paper Company, Ltd. (L)	40,470	469,672
Hanwha Chemical Corp. (L)	75,170	1,364,282
Hanwha Corp.	38,140	973,996
Hanwha Investment &
Securities Company, Ltd. (I)	58,320	198,843
Hanwha Life Insurance Company, Ltd.	89,628	572,071
Hanwha Timeworld Company, Ltd.	2,650	81,691
Hanyang Securities Company, Ltd.	11,820	78,038
Heung-A Shipping Company, Ltd.	55,867	76,167
Hitejinro Holdings Company, Ltd.	7,640	84,949
HMC Investment Securities Company, Ltd. (I)	17,256	173,906
HS R&A Company, Ltd.	2,470	76,257
Humax Company, Ltd.	5,496	61,941
Husteel Company, Ltd.	6,110	116,041
Hwacheon Machine Tool Company, Ltd.	940	60,013
HwaSung Industrial Company, Ltd.	4,800	51,668
Hyosung Corp.	21,955	1,467,285

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hyundai BNG Steel Company, Ltd. (I)	5,400	$120,191
Hyundai Development Company	46,050	1,464,732
Hyundai Heavy Industries Company, Ltd.	14,590	2,552,724
Hyundai Hy Communications &
Networks Company, Ltd.	2,830	11,564
Hyundai Motor Company	15,525	3,519,839
Hyundai Securities Company, Ltd.	58,522	341,769
Hyundai Steel Company	63,779	4,688,617
Iljin Electric Company, Ltd.	2,300	21,605
Ilshin Spinning Company, Ltd.	867	112,192
Ilsung Pharmaceutical Company, Ltd.	1,895	158,893
Industrial Bank of Korea	161,767	2,157,993
Interflex Company, Ltd. (I)	965	13,494
INTOPS Company, Ltd.	2,551	47,871
Inzi Controls Company, Ltd.	6,050	31,981
IS Dongseo Company, Ltd. (I)	7,020	200,506
ISU Chemical Company, Ltd.	7,460	92,100
JB Financial Group Company, Ltd.	64,651	473,177
Jeil Pharmaceutical Company	12,680	332,010
Jeil Savings Bank (I)	1,820	54
KB Capital Company, Ltd.	1,069	22,045
KB Financial Group, Inc.	20,718	719,989
KB Financial Group, Inc., ADR	327,154	11,371,873
KCC Corp.	3,237	1,973,617
Keangnam Enterprises, Ltd. (I)	8,628	27,855
Keyang Electric Machinery Company, Ltd.	13,000	56,865
KG Chemical Corp.	5,600	86,067
KISCO Corp.	3,841	104,476
KISCO Holdings Company, Ltd.	778	34,650
Kishin Corp.	1,549	11,874
KISWIRE, Ltd.	5,463	214,879
KJB Financial Group Company, Ltd. (I)	18,290	201,555
KNB Financial Group Company, Ltd. (I)	27,951	354,982
Kolon Corp.	1,959	43,612
Kolon Global Corp. (I)	1,532	14,858
Kolon Industries, Inc.	7,361	517,373
Korea Airport Service Company, Ltd.	2,720	62,931
Korea Cast Iron Pipe Industries Company, Ltd.	5,500	21,084
Korea Circuit Company, Ltd.	3,910	33,020
Korea Electric Terminal Company, Ltd.	4,550	193,316
Korea Flange Company, Ltd.	4,810	92,708
Korea Investment Holdings Company, Ltd.	44,860	1,781,692
Korean Air Lines Company, Ltd. (I)	22,320	736,750
Korean Petrochemical Industrial Company, Ltd.	1,350	93,635
Korean Reinsurance Company, Ltd.	34,840	359,762
KPX Chemical Company, Ltd.	933	56,140
KTB Investment & Securities Company, Ltd. (I)	55,710	117,256
Kukdo Chemical Company, Ltd.	1,414	84,962
Kumho Electric Company, Ltd.	2,785	58,073
Kunsul Chemical Industrial Company, Ltd.	1,970	87,822
Kyeryong Construction
Industrial Company, Ltd. (I)	6,260	77,310
Kyobo Securities Company	12,618	80,687
Kyung-In Synthetic Corp.	4,040	23,684
Kyungbang, Ltd.	1,375	157,031
LF Corp.	4,523	123,561
LG Corp.	62,379	3,853,177
LG Display Company, Ltd., ADR (I)	437,252	6,895,464
LG Electronics, Inc.	89,328	6,560,631
LG International Corp.	8,100	230,141
LG Uplus Corp.	6,070	55,285
Livart Furniture Company, Ltd.	1,200	30,949
Lotte Chemical Corp.	879	160,269

32

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Lotte Chilsung Beverage Company, Ltd.	825	$1,432,954
Lotte Confectionery Company, Ltd.	744	1,420,860
Lotte Shopping Company, Ltd.	9,417	2,870,971
Meritz Securities Company, Ltd.	178,719	381,433
Mi Chang Oil Industrial Company, Ltd.	905	63,918
Mirae Asset Securities Company, Ltd.	24,550	1,087,975
MNTech Company, Ltd.	3,764	17,664
Moorim P&P Company, Ltd.	29,420	114,169
Moorim Paper Company, Ltd.	13,820	31,812
Motonic Corp.	4,725	62,330
Namyang Dairy Products Company, Ltd.	559	447,372
Nexen Corp.	1,289	109,907
NH Investment & Securities Company, Ltd.	26,217	155,095
Nong Shim Holdings Company, Ltd.	2,560	296,439
Pan Ocean Company, Ltd. (I)(L)	5,601	16,271
PaperCorea, Inc. (I)(L)	70,940	71,733
Poonglim Industrial Company, Ltd. (I)	189	411
Poongsan Corp.	5,680	151,893
Poongsan Holdings Corp.	5,382	193,911
POSCO	39,912	11,926,714
POSCO Coated & Color
Steel Company, Ltd. (I)	4,050	62,109
POSCO, ADR (L)	62,686	4,666,346
Pulmuone Company, Ltd.	83	9,191
S&T Dynamics Company, Ltd.	24,980	268,994
S&T Holdings Company, Ltd.	11,230	206,940
S&T Motiv Company, Ltd.	5,310	168,073
Saeron Automotive Corp.	1,790	18,483
Sam Young Electronics Company, Ltd.	10,510	119,455
Samho Development Company, Ltd.	3,660	11,022
Samick Musical Instruments Company, Ltd.	11,240	43,705
Samsung SDI Company, Ltd.	19,167	3,068,541
Samsung Securities Company, Ltd.	3,732	163,338
Samyang Genex Company, Ltd.	1,448	166,058
Samyang Holdings Corp.	7,192	485,501
Samyang Tongsang Company, Ltd.	1,360	68,691
SAVEZONE I&C Corp.	16,880	109,075
SeAH Besteel Corp.	970	31,034
SeAH Holdings Corp.	1,122	172,255
SeAH Steel Corp.	2,835	320,939
Sebang Company, Ltd.	11,820	234,243
Seohee Construction Company, Ltd. (I)(L)	40,163	23,859
SG Corp. (I)(L)	84,000	50,723
Shinhan Financial Group
Company, Ltd., ADR (L)	379,681	17,412,171
Shinhan Financial Group Company, Ltd.	44,210	2,039,685
Shinsegae Company, Ltd.	2,980	643,145
Shinsegae Information &
Communication Company, Ltd.	1,038	76,413
Shinsung Solar Energy Company, Ltd. (I)	30,622	39,176
Shinsung Tongsang Company, Ltd. (I)(L)	24,560	25,978
Shinwon Corp. (I)(L)	27,180	51,150
Shinyoung Securities Company, Ltd.	5,296	219,057
Silla Company, Ltd.	5,066	128,048
Sindoh Company, Ltd.	3,959	258,952
SK Chemicals Company, Ltd.	4,376	278,966
SK Gas Company, Ltd.	2,898	279,342
SK Holdings Company, Ltd.	24,253	4,376,609
SK Innovation Company, Ltd.	44,600	4,981,402
SK Networks Company, Ltd. (I)	118,827	1,260,867
SK Securities Company, Ltd. (I)	198,250	138,887
Songwon Industrial Company, Ltd.	6,230	52,831
Ssangyong Cement Industrial Company, Ltd. (I)	20,770	230,913

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Sts Semiconductor
& Telecommunications (I)(L)	7,351	$20,503
STX Engine Company, Ltd. (I)	800	2,775
Sungshin Cement Company, Ltd. (I)	15,480	192,679
Tae Kyung Industrial Company, Ltd.	10,000	61,750
Taekwang Industrial Company, Ltd.	444	553,853
Taeyoung Engineering &
Construction Company, Ltd.	55,620	301,697
Tailim Packaging Industrial Company, Ltd.	30,000	56,927
TCC Steel	5,686	20,541
TK Chemical Corp. (I)	7,585	17,842
Tong Yang Moolsan Company, Ltd.	1,510	13,356
TONGYANG Securities, Inc. (I)(L)	75,161	171,838
TS Corp.	5,232	165,377
Uangel Corp.	3,800	15,891
Uju Electronics Company, Ltd.	1,757	20,928
Unid Company, Ltd.	1,621	108,279
Union Steel	8,940	108,340
Wiscom Company, Ltd.	3,760	20,957
Woojeon & Handan Company, Ltd.	5,380	21,933
Woori Finance Holdings Company, Ltd. (I)	241,045	2,869,836
Woori Investment & Securities Company, Ltd.	131,401	1,133,450
YESCO Company, Ltd.	1,950	72,409
Yoosung Enterprise Company, Ltd. (L)	6,386	36,479
Youlchon Chemical Company, Ltd.	14,150	182,470
Young Poong Corp.	143	169,583
YuHwa Securities Company, Ltd.	3,410	43,480
		155,224,349
Taiwan - 15.1%
Ability Enterprise Company, Ltd.	175,000	127,813
Accton Technology Corp.	687,722	448,781
Acer, Inc. (I)	1,482,000	1,059,241
Aces Electronic Company, Ltd.	29,000	36,861
ACHEM Technology Corp.	128,173	86,870
Action Electronics Company, Ltd. (I)	190,923	44,744
Advanced Connectek Inc (I)	52,000	21,250
Advanced International
Multitech Company, Ltd.	11,000	10,795
AGV Products Corp. (I)	568,100	182,273
AimCore Technology Company, Ltd.	26,990	26,230
Alpha Networks, Inc.	245,000	190,367
Altek Corp.	291,578	271,926
AmTRAN Technology Company, Ltd.	327,185	246,612
APCB, Inc.	92,000	72,583
Ardentec Corp.	76,181	69,474
Asia Cement Corp.	1,514,692	2,076,119
Asia Optical Company, Inc. (I)	183,000	222,460
Asia Polymer Corp.	93,400	81,015
Asia Vital Components Company, Ltd.	148,328	113,364
AU Optronics Corp., ADR (I)	904,460	3,789,687
Audix Corp.	81,200	82,934
Avermedia Technologies, Inc.	163,000	70,441
Avision, Inc. (I)	154,751	54,969
AVY Precision Technology, Inc.	4,000	6,647
Bank of Kaohsiung	527,534	169,420
BES Engineering Corp.	1,681,700	452,345
Biostar Microtech International Corp.	67,000	28,932
Bright Led Electronics Corp. (I)	97,000	53,511
Cameo Communications, Inc.	164,944	48,902
Capital Securities Corp.	1,013,069	388,434
Carnival Industrial Corp.	205,000	57,948
Cathay Chemical Works	93,000	53,561

33

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Cathay Real Estate
Development Company, Ltd.	1,335,000	$797,921
Central Reinsurance Company, Ltd.	299,290	168,872
ChainQui Construction
Development Company, Ltd.	75,000	63,028
Champion Building
Materials Company, Ltd. (I)	120,132	41,850
Chang Hwa Commercial Bank	2,719,137	1,685,322
Charoen Pokphand Enterprise	147,000	142,538
Cheng Loong Corp.	1,412,320	612,627
Cheng Uei Precision Industry Company, Ltd.	303,629	594,844
Chia Chang Company, Ltd.	50,000	64,081
Chia Hsin Cement Corp.	715,773	382,373
Chien Kuo Construction Company, Ltd.	172,785	77,867
Chien Shing Stainless Steel Company (I)	199,000	27,590
Chin-Poon Industrial Company, Ltd.	194,571	373,538
China Airlines, Ltd. (I)	2,177,910	747,800
China Chemical &
Pharmaceutical Company, Ltd.	196,000	153,280
China Development Financial Holdings Corp.	9,714,208	3,195,057
China Electric Manufacturing Corp.	93,000	37,674
China General Plastics Corp.	524,700	291,686
China Glaze Company, Ltd.	98,000	49,896
China Life Insurance Company, Ltd.	395,000	364,468
China Man-Made Fiber Corp. (I)	1,018,000	380,126
China Metal Products Company, Ltd.	135,798	158,846
China Motor Corp.	667,125	665,871
China Petrochemical Development Corp.	1,438,550	585,308
China Steel Corp.	709,000	596,359
China Steel Structure Company, Ltd.	50,000	52,453
China Synthetic Rubber Corp.	136,965	137,074
China Wire & Cable Company, Ltd. (I)	128,000	54,045
Chinese Maritime Transport, Ltd.	12,000	14,224
Chun Yu Works & Company, Ltd. (I)	161,000	72,538
Chun Yuan Steel	672,874	310,428
Chung Hsin Electric &
Machinery Manufacturing Corp.	292,000	208,846
Chung Hung Steel Corp. (I)	235,625	61,383
Chung Hwa Pulp Corp. (I)	501,610	161,216
Chunghwa Picture Tubes, Ltd. (I)	4,649,429	288,380
CMC Magnetics Corp. (I)	4,348,000	690,729
CoAsia Microelectronics Corp.	40,950	20,711
Collins Company, Ltd.	134,626	50,727
Compal Electronics, Inc.	3,884,000	3,179,190
Compeq Manufacturing Company	844,000	555,680
Concord Securities Corp. (I)	135,000	38,808
Continental Holdings Corp.	821,000	317,313
Coretronic Corp.	562,000	629,590
Coxon Precise Industrial Company, Ltd.	59,000	107,696
CSBC Corp. Taiwan	147,100	88,457
D-Link Corp.	389,834	258,597
DA CIN Construction Company, Ltd.	62,000	56,355
Darfon Electronics Corp.	220,850	161,562
Delpha Construction Company, Ltd.	104,261	51,318
Dynamic Electronics Company, Ltd. (I)	159,762	89,615
E Ink Holdings, Inc. (I)	150,000	100,257
E.Sun Financial Holding Company, Ltd.	5,475,555	3,512,456
Eastern Media International Corp. (I)	624,608	282,407
Edimax Technology Company, Ltd.	53,404	26,667
Edison Opto Corp.	22,000	26,715
Edom Technology Company, Ltd.	141,000	123,764
Elite Material Company	113,000	114,163
Elitegroup Computer Systems Company, Ltd.	600,651	492,740

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
ENG Electric Company, Ltd.	46,000	$39,123
EnTie Commercial Bank	53,000	25,732
Episil Technologies, Inc. (I)	140,000	53,701
Epistar Corp. (I)	608,000	1,507,143
Etron Technology, Inc. (I)	26,000	14,483
Eva Airways Corp. (I)	291,000	139,880
Everest Textile Company, Ltd.	230,000	137,858
Evergreen International Storage
& Transport Corp.	353,600	218,529
Evergreen Marine Corp Taiwan, Ltd. (I)	1,630,291	889,783
Excelsior Medical Company, Ltd.	70,200	146,763
Far Eastern Department Stores Company, Ltd.	236,000	221,668
Far Eastern International Bank	1,963,078	723,387
Far Eastern New Century Corp.	78,000	83,998
Farglory Land Development Company, Ltd.	59,530	80,919
Federal Corp.	583,823	412,523
First Copper Technology Company, Ltd.	356,000	124,090
First Financial Holding Company, Ltd.	5,307,794	3,412,751
First Insurance Company, Ltd.	193,475	117,928
First Steamship Company, Ltd.	249,104	167,742
Forhouse Corp.	323,099	131,467
Formosa Advanced
Technologies Company, Ltd.	24,000	20,554
Formosa Epitaxy, Inc. (I)	329,000	201,042
Formosa Oilseed Processing	88,578	50,706
Formosa Taffeta Company, Ltd.	1,113,000	1,229,848
Formosan Rubber Group, Inc.	272,000	257,989
Formosan Union Chemical	280,940	137,851
Fortune Electric Company, Ltd.	35,000	18,583
Founding Construction &
Development Company, Ltd.	93,756	60,138
Foxconn Technology Company, Ltd.	184,000	446,220
Foxlink Image Technology Company, Ltd.	67,000	54,695
Froch Enterprise Company, Ltd. (I)	41,000	15,365
FSP Technology, Inc.	72,229	78,272
Fubon Financial Holding Company, Ltd.	3,803,649	5,494,521
Fullerton Technology Company, Ltd.	86,460	80,935
Fulltech Fiber Glass Corp. (I)	149,616	69,151
Fwusow Industry Company, Ltd.	179,216	95,170
G Shank Enterprise Company, Ltd.	55,000	48,654
G Tech Optoelectronics Corp.	60,000	69,585
Gallant Precision Machining Co Ltd. (I)	66,000	28,874
Gemtek Technology Corp.	199,697	196,130
Genesis Photonics, Inc. (I)	153,047	124,629
Getac Technology Corp.	460,000	257,197
Giantplus Technology Company, Ltd. (I)	30,000	13,600
Giga Solution Tech Company, Ltd.	19,000	11,582
Gigabyte Technology Company, Ltd.	497,000	796,286
Gintech Energy Corp. (I)	258,349	272,654
Global Brands Manufacture, Ltd. (I)	171,806	63,063
Global Lighting Technologies, Inc.	23,000	31,805
Gloria Material Technology Corp.	283,350	254,193
Gold Circuit Electronics, Ltd. (I)	666,204	213,028
Goldsun Development &
Construction Company, Ltd.	1,644,714	575,671
Grand Pacific Petrochemical Corp.	783,000	490,486
Great Wall Enterprise Company, Ltd.	68,000	82,820
Green Energy Technology, Inc. (I)	221,194	209,318
GTM Corp. (I)	159,000	108,973
Hannstar Board Corp.	128,759	51,153
HannStar Display Corp. (I)	2,359,500	969,044
Harvatek Corp. (I)	131,521	100,161
Hey Song Corp.	177,000	199,493

34

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Ho Tung Chemical Corp.	849,742	$385,635
Hocheng Corp. (I)	424,500	144,373
Holy Stone Enterprise Company, Ltd.	118,300	182,757
Hong TAI Electric Industrial	351,000	132,934
Horizon Securities Company, Ltd.	223,000	76,582
Hsin Kuang Steel Company, Ltd.	312,085	199,101
Hsing TA Cement Company, Ltd.	435,000	235,495
Hua Eng Wire & Cable Company, Ltd.	923,000	347,637
Hua Nan Financial Holdings Company, Ltd.	2,716,018	1,701,034
Hung Ching Development &
Construction Company, Ltd.	173,000	95,355
Hung Poo Real Estate Development Corp.	123,000	101,332
Hung Sheng Construction Company, Ltd.	713,200	482,603
Hwa Fong Rubber Company, Ltd.	65,492	48,140
I-Chiun Precision Industry Company, Ltd.	98,000	72,531
Ichia Technologies, Inc.	248,180	321,303
Infortrend Technology, Inc.	118,000	74,944
Innolux Corp. (I)	5,839,767	2,738,309
Inotera Memories, Inc. (I)	1,847,000	3,358,237
ITE Technology, Inc.	7,913	10,479
J Touch Corp. (I)	37,000	30,750
Janfusun Fancyworld Corp. (I)	15,071	3,019
Jess-Link Products Company, Ltd.	57,000	60,828
Jih Sun Financial Holdings Co Ltd.	89,000	25,427
K Laser Technology, Inc.	82,214	47,372
Kang Na Hsiung Enterprise Company, Ltd.	105,000	49,781
Kaulin Manufacturing Company, Ltd.	202,710	172,398
Kenmec Mechanical
Engineering Company, Ltd. (I)	44,000	23,807
King Yuan Electronics Company, Ltd.	1,237,796	1,163,705
King’s Town Bank	421,000	406,087
Kinko Optical Company, Ltd.	36,000	28,394
Kinpo Electronics, Inc.	1,828,269	854,289
KS Terminals, Inc.	37,000	54,520
Kuoyang Construction Company, Ltd.	52,335	24,975
Kwong Fong Industries	537,040	358,472
KYE System Corp.	213,000	103,877
L&K Engineering Company, Ltd.	74,000	66,499
LAN FA Textile	188,863	66,097
LCY Chemical Corp.	19,000	15,434
Leader Electronics, Inc.	51,000	24,169
Lealea Enterprise Company, Ltd.	1,037,163	370,022
LEE CHI Enterprises Company, Ltd.	118,000	64,778
Lelon Electronics Corp.	12,650	18,421
Leofoo Development Company, Ltd. (I)	125,969	51,041
LES Enphants Company, Ltd.	64,000	39,887
Li Peng Enterprise Company, Ltd. (I)	663,273	294,418
Lien Hwa Industrial Corp.	776,414	546,165
Lingsen Precision Industries, Ltd.	372,481	243,504
Lite-On Semiconductor Corp.	245,000	180,874
Lite-On Technology Corp.	1,888,466	3,153,972
Long Chen Paper Company, Ltd.	838,541	437,168
Lotes Company, Ltd.	44,000	201,153
Lucky Cement Corp. (I)	390,000	117,900
Macronix International (I)	3,734,001	920,052
Marketech International Corp.	82,000	65,459
Masterlink Securities Corp.	708,000	252,554
Mayer Steel Pipe Corp.	321,379	143,449
Mega Financial Holding Company, Ltd.	7,764,098	6,460,871
Meiloon Industrial Company, Ltd.	107,684	70,340
Mercuries & Associates, Ltd.	56,000	37,419
Mercuries Life Insurance Company, Ltd. (I)	39,204	23,307
Micro-Star International Company, Ltd.	1,410,264	2,123,495

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Mitac Holdings Corp. (I)	730,978	$657,610
Mosel Vitelic, Inc. (I)	286,758	86,495
Nan Ya Printed Circuit Board Corp. (I)	87,000	155,884
Nantex Industry Company, Ltd.	32,550	19,247
Nien Hsing Textile Company, Ltd.	449,000	454,968
Nishoku Technology, Inc.	6,000	9,896
Optimax Technology Corp. (I)	103,000	21,769
OptoTech Corp.	305,000	151,864
Orient Semiconductor Electronics, Ltd. (I)	197,000	63,908
P-Two Industries, Inc.	14,000	6,847
Pacific Construction Company, Ltd.	89,289	29,196
Pan Jit International, Inc. (I)	249,000	128,863
Pan-International Industrial	32,320	23,926
Paragon Technologies Company, Ltd.	28,904	75,042
Pegatron Corp.	1,381,660	2,640,683
Phihong Technology Company, Ltd.	152,000	112,042
Plotech Company, Ltd.	30,000	13,368
Portwell, Inc.	42,000	47,983
Pou Chen Corp.	622,348	749,800
Powercom Company, Ltd. (I)	85,600	22,381
Powertech Technology, Inc.	519,000	939,300
President Securities Corp.	564,285	326,870
Prime Electronics Satellitics, Inc.	50,000	33,588
Prince Housing & Development Corp.	59,132	26,524
Prodisc Technology, Inc. (I)	762,000	0
Qisda Corp. (I)	1,550,280	560,697
Qualipoly Chemical Corp.	21,000	17,372
Quanta Storage, Inc.	131,000	182,173
Quintain Steel Company, Ltd. (I)	361,602	76,550
Radium Life Tech Company, Ltd.	398,247	277,261
Ralec Electronic Corp.	41,335	81,444
Rexon Industrial Corp., Ltd.	63,456	23,596
Rich Development Company, Ltd.	131,000	59,877
Ritek Corp. (I)	4,226,029	666,411
Ruentex Development Company, Ltd.	26,000	47,139
Ruentex Industries, Ltd.	171,000	442,233
Sampo Corp.	902,338	365,712
Sheng Yu Steel Company, Ltd.	169,000	136,982
ShenMao Technology, Inc.	13,000	16,216
Shih Wei Navigation Company, Ltd.	54,039	36,555
Shihlin Electric & Engineering Corp.	41,000	51,774
Shin Kong Financial Holding Company, Ltd.	4,814,135	1,485,253
Shin Zu Shing Company, Ltd.	51,000	151,244
Shinkong Insurance Company, Ltd.	142,000	117,194
Shinkong Synthetic Fibers Corp.	2,221,239	796,246
Shuttle, Inc.	112,000	43,136
Sigurd Microelectronics Corp.	341,293	423,379
Silicon Integrated Systems Corp. (I)	440,000	144,561
Silitech Technology Corp.	60,000	68,180
Singatron Enterprise Company, Ltd.	17,000	9,053
Sino-American Silicon Products, Inc. (I)	300,000	544,230
Sinon Corp.	368,650	229,095
SinoPac Financial Holdings Company, Ltd.	6,871,270	3,094,893
Siward Crystal Technology Company, Ltd. (I)	64,213	44,218
Solar Applied Materials Technology Company	38,000	37,242
Solartech Energy Corp. (I)	149,624	118,441
Solomon Technology Corp.	87,682	58,013
Solytech Enterprise Corp. (I)	72,000	24,944
Southeast Cement Company, Ltd.	295,000	154,893
Spirox Corp.	127,068	79,534
Sunplus Technology Company, Ltd. (I)	409,000	163,162
Sunrex Technology Corp.	71,000	32,337
Super Dragon Technology Company, Ltd.	3,000	2,116

35

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Supreme Electronics Company, Ltd.	198,672	$118,282
Sweeten Construction Company, Ltd.	37,463	25,709
TA Chen Stainless Pipe	673,788	399,697
Ta Chong Bank, Ltd. (I)	2,790,640	944,192
Ta Chong Securities Company, Ltd. (I)	51,000	20,501
Ta Ya Electric Wire & Cable Company, Ltd.	928,436	227,940
TA-I Technology Company, Ltd.	75,106	50,991
Tah Hsin Industrial Company, Ltd.	217,000	209,382
Taichung Commercial Bank	2,210,963	788,491
Tainan Enterprises Company, Ltd.	194,250	205,905
Tainan Spinning Company, Ltd.	1,290,697	840,834
Taishin Financial Holdings Company, Ltd.	9,049,652	4,637,513
Taisun Enterprise Company, Ltd. (I)	73,032	33,885
Taita Chemical Company, Ltd. (I)	140,028	54,431
Taiwan Business Bank (I)	3,396,732	1,059,008
Taiwan Cement Corp.	2,901,983	4,396,028
Taiwan Cogeneration Corp.	359,434	263,929
Taiwan Cooperative Financial
Holding Company, Ltd.	5,976,473	3,422,794
Taiwan Fertilizer Company, Ltd.	201,000	398,499
Taiwan Fire & Marine Insurance Company	6,000	4,703
Taiwan FU Hsing Industrial Company, Ltd.	45,000	47,616
Taiwan Hopax Chemicals
Manufacturing Company, Ltd.	10,200	9,258
Taiwan Kolin Company, Ltd. (I)	327,000	0
Taiwan Land Development Corp. (I)	533,376	200,975
Taiwan Mask Corp.	407,150	144,438
Taiwan Navigation Company, Ltd.	49,000	36,099
Taiwan PCB Techvest Company, Ltd.	78,000	109,790
Taiwan Pulp & Paper Corp. (I)	417,640	201,527
Taiwan Semiconductor Company, Ltd.	11,000	13,488
Taiwan Surface Mounting
Technology Company, Ltd.	23,100	35,280
Taiwan TEA Corp. (I)	546,000	365,843
Taiwan Union Technology Corp.	65,000	58,140
Taiyen Biotech Company, Ltd.	230,137	215,804
Tatung Company, Ltd. (I)	2,366,200	753,843
Teco Electric & Machinery Company, Ltd.	2,752,000	3,167,811
Tex-Ray Industrial Company, Ltd.	91,800	44,883
The Ambassador Hotel	54,000	51,552
Tong Yang Industry Company, Ltd.	192,627	262,319
Tong-Tai Machine & Tool Company, Ltd.	112,363	133,217
Topoint Technology Company, Ltd.	70,212	66,646
Transasia Airways Corp.	48,000	18,642
Tripod Technology Corp.	15,000	28,939
Tung Ho Steel Enterprise Corp.	266,000	230,394
TYC Brother Industrial Company, Ltd. (I)	131,511	91,846
Tycoons Group Enterprise Company, Ltd. (I)	367,768	64,130
Tyntek Corp. (I)	209,096	77,806
TZE Shin International Company, Ltd.	50,698	18,089
U-Tech Media Corp. (I)	180,000	44,711
Unimicron Technology Corp.	1,112,000	1,076,639
Union Bank of Taiwan (I)	811,539	299,007
Unitech Computer Company, Ltd.	158,039	92,150
Unitech Printed Circuit Board Corp. (I)	717,975	297,078
United Microelectronics Corp.	10,685,794	5,324,303
Universal Cement Corp.	772,108	735,042
Unizyx Holding Corp. (I)	377,000	280,430
UPC Technology Corp.	956,156	417,768
USI Corp.	92,000	60,715
Ve Wong Corp.	93,993	70,278
Wafer Works Corp. (I)	268,342	133,588
Wah Hong Industrial Corp.	7,988	9,656

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Wah Lee Industrial Corp.	76,000	$153,417
Walsin Lihwa Corp. (I)	2,714,000	968,126
Walsin Technology Corp. (I)	858,044	340,727
Walton Advanced Engineering, Inc. (I)	229,584	102,928
Wan Hai Lines, Ltd.	149,050	76,369
Waterland Financial Holding Company, Ltd.	3,020,393	959,106
Ways Technical Corp., Ltd.	17,000	24,560
WEI Chih Steel Industrial Company, Ltd. (I)	100,000	15,048
Wei Mon Industry Company, Ltd. (I)	211,815	65,121
Well Shin Technology Company, Ltd.	30,000	57,982
Winbond Electronics Corp. (I)	2,316,000	930,748
Wintek Corp. (I)	1,535,000	524,831
Wistron Corp.	1,926,472	1,758,261
WT Microelectronics Company, Ltd.	78,509	120,071
WUS Printed Circuit Company, Ltd.	520,000	285,775
Yageo Corp.	2,483,600	1,769,984
Yang Ming Marine Transport Corp. (I)	786,500	316,029
YC Company, Ltd.	171,561	119,116
YC INOX Company, Ltd.	58,000	56,314
YeaShin International
Development Company, Ltd.	28,109	18,968
YFY, Inc.	1,678,202	795,258
Yi Jinn Industrial Company, Ltd.	301,996	87,810
Yieh Phui Enterprise Company, Ltd. (I)	1,775,363	567,265
Young Fast Optoelectronics Company, Ltd.	103,000	99,377
Yuanta Financial Holdings Company, Ltd.	5,041,705	2,726,325
Yufo Electronics Company, Ltd.	12,000	7,940
Yulon Motor Company, Ltd.	653,000	1,062,938
Yung Chi Paint & Varnish
Manufacturing Company, Ltd.	10,787	30,161
Zenitron Corp.	150,000	94,707
Zig Sheng Industrial Company, Ltd. (I)	352,908	110,799
		152,775,197
Thailand - 3.0%
A.J. Plast PCL	117,500	37,290
AAPICO Hitech PCL	144,720	72,237
AP Thailand PCL	1,076,700	207,345
Asia Plus Securities PCL	74,100	8,219
Bangkok Bank PCL	232,200	1,380,968
Bangkok Bank PCL, Foreign Shares	33,500	199,711
Bangkok Expressway PCL	565,700	653,636
Bangkok Insurance PCL	4,550	47,666
Bangkokland PCL (L)	9,510,100	550,885
Banpu PCL (L)	1,122,000	1,019,843
Cal-Comp Electronics Thailand PCL	1,955,512	179,554
Eastern Water Resources Development &
Management PCL	143,600	49,555
Esso Thailand PCL	1,389,900	259,094
G J Steel PCL (I)	58,717,750	108,552
G Steel PCL (I)	3,947,700	18,245
Hana Microelectronics PCL	328,800	339,387
IRPC PCL	9,283,000	966,771
KGI Securities Thailand PCL	566,200	54,779
Kiatnakin Bank PCL	434,200	588,655
Krung Thai Bank PCL	3,981,000	2,563,639
Krungthai Card PCL	95,800	129,878
MBK PCL	418,000	188,039
Padaeng Industry PCL	46,900	24,855
Polyplex PCL	266,900	91,283
Pranda Jewelry PCL	214,300	46,551
Precious Shipping PCL	322,600	242,534
Property Perfect PCL	1,534,900	64,319
PTT Exploration & Production PCL	164,500	848,983

36

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
PTT Global Chemical PCL	1,078,300	$2,242,651
PTT PCL	1,047,100	10,259,676
Regional Container Lines PCL (I)	582,300	120,210
Saha-Union PCL	204,000	285,996
Sahaviriya Steel Industries PCL (I)(L)	9,648,400	112,968
Sansiri PCL (L)	2,762,600	171,944
SC Asset Corp. PCL	1,517,063	158,928
Siam Future Development PCL	159,076	27,203
Somboon Advance Technology PCL	68,200	37,825
Sri Trang Agro-Industry PCL (L)	518,700	226,946
Srithai Superware PCL	283,000	21,625
Tata Steel Thailand PCL (I)	5,227,800	141,749
Thai Airways International PCL	952,800	434,492
Thai Carbon Black PCL	44,000	34,571
Thai Oil PCL	584,700	936,817
Thai Stanley Electric PCL	700	4,918
Thanachart Capital PCL	811,900	881,820
The Bangchak Petroleum PCL	805,100	731,796
Thitikorn PCL	59,000	19,088
Thoresen Thai Agencies PCL (I)(L)	796,541	503,130
TMB Bank PCL	11,554,900	861,589
TPI Polene PCL	1,302,600	513,735
Vanachai Group PCL	940,600	149,256
Vinythai PCL	276,900	93,850
		29,915,256
Turkey - 2.0%
Adana Cimento Sanayii TAS, Class A	60,198	128,287
Akbank TAS	426,382	1,568,175
Akenerji Elektrik Uretim AS (I)	150,806	82,606
Akfen Holding AS	42,353	102,981
Aksa Akrilik Kimya Sanayi AS	104,930	379,841
Alarko Holding AS	100,330	226,400
Albaraka Turk Katilim Bankasi AS	47,374	39,777
Anadolu Anonim Tuerk Sigorta Sirketi (I)	360,610	241,702
Anadolu Cam Sanayii AS	125,202	107,050
Asya Katilim Bankasi AS (I)	371,165	269,830
Aygaz AS	110,080	470,239
Baticim Bati Anadolu Cimento Sanayii AS	16,440	54,370
Borusan Mannesmann Boru Sanayi ve
Ticaret AS	66,572	207,082
Deva Holding AS (I)	47,695	46,168
Dogan Sirketler Grubu Holdings AS (I)	1,464,692	566,668
Eczacibasi Yatirim Holding Ortakligi AS	27,948	69,257
EGE Seramik Sanayi ve Ticaret AS	19,278	27,126
EIS Eczacibasi Ilac ve Sinai ve Finansal
Yatirimlar Sanayi ve Ticaret AS	268,690	276,566
Eregli Demir ve Celik Fabrikalari TAS (L)	1,508,921	2,702,357
Gentas Genel Metal Sanayi ve Ticaret AS	70,980	62,652
Global Yatirim Holding AS (I)(L)	380,889	233,701
Goldas Kuyumculuk Sanayi Ithalat ve
Ihracat AS (I)	54,846	5,436
GSD Holding AS (I)	418,949	267,080
Hurriyet Gazetecilik AS (I)(L)	291,507	85,390
Ihlas Holding AS (I)	481,506	65,910
Ipek Dogal Enerji Kaynaklari Ve Uretim AS (I)	52,948	67,141
Is Finansal Kiralama AS	91,809	43,346
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS, Class A (I)	21,262	29,082
Karsan Otomotiv Sanayii ve Ticaret AS (I)	100,721	54,660
KOC Holdings AS	292,261	1,434,475
Menderes Tekstil Sanayi ve Ticaret AS (I)	171,704	55,212
Metro Ticari ve Mali Yatirimlar Holding AS (I)	200,802	60,660
Parsan Makina Parcalari (I)	48,236	82,237

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Turkey (continued)
Pinar Entegre Et ve Un Sanayi AS	36,324	$152,599
Sarkuysan Elektrolitik Bakir Sanayi ve
Ticaret AS	168,256	238,191
Sasa Polyester Sanayi (I)	105,156	61,510
Sekerbank TAS (I)(L)	531,398	489,469
Selcuk Ecza Deposu Ticaret ve Sanayi AS	50,128	53,464
Soda Sanayii AS	92,733	164,451
Tekfen Holding AS (I)	144,239	347,277
Tekstil Bankasi AS (I)	84,007	76,965
Trakya Cam Sanayi AS	430,014	515,910
Turcas Petrol AS	47,466	55,338
Turk Hava Yollari (I)	159,792	489,975
Turkiye Is Bankasi, Class C	1,028,262	2,781,733
Turkiye Sinai Kalkinma Bankasi AS	868,913	709,566
Turkiye Sise ve Cam Fabrikalari AS (L)	757,627	1,066,832
Turkiye Vakiflar Bankasi Tao, Class D	681,296	1,599,379
Uzel Makina Sanayii AS (I)	22,930	0
Vestel Elektronik Sanayi ve Tracaret AS (I)	118,623	159,812
Yapi ve Kredi Bankasi AS (L)	397,319	866,464
		19,942,399
Ukraine - 0.0%
Kernel Holding SA (I)	25,996	285,668
TOTAL COMMON STOCKS (Cost $911,042,817)		$981,853,219

PREFERRED SECURITIES - 2.7%
Brazil - 2.6%
Banco ABC Brasil SA	72,290	444,962
Banco Daycoval SA	88,000	372,790
Banco do Estado do Rio Grande do Sul SA,
B Shares	9,800	47,680
Banco Industrial e Comercial SA (I)	155,800	532,378
Banco Panamericano SA (I)	1,800	2,802
Banco Pine SA	38,200	130,013
Banco Sofisa SA	57,800	82,665
Cia Ferro Ligas da Bahia - Ferbasa	107,024	595,789
Eucatex SA Industria e Comercio	45,078	90,584
Forjas Taurus SA (I)	19,105	7,955
Gerdau SA	201,057	1,177,496
Inepar SA Industria e Construcoes (I)	10,248	2,505
Parana Banco SA	21,400	106,540
Petroleo Brasileiro SA	785,368	6,145,740
Suzano Papel e Celulose SA, A Shares	207,800	789,066
Unipar Carbocloro SA	767,100	166,648
Usinas Siderurgicas de Minas Gerais SA,
A Shares (I)	283,685	973,221
Vale SA	1,198,077	14,287,997
		25,956,831
Colombia - 0.1%
Grupo de Inversiones Suramericana SA	42,959	910,662
TOTAL PREFERRED SECURITIES (Cost $30,022,008)		$26,867,493

RIGHTS - 0.0%
BS Financial Group, Inc. (Expiration Date:
07/04/14; Strike Price: KRW 12550.00) (I)	778,963	56,605
Empresas CMPC SA (Expiration Date:
07/25/14; Strike Price: CLP 1100.00) (I)	116,147	20,569
TOTAL RIGHTS (Cost $0)		$77,174

37

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value
WARRANTS - 0.0%
Loxley PCL (Expiration Date: 12/31/99; Strike
Price: THB 7.00) (I)	837	13
TOTAL WARRANTS (Cost $0)		$13
SECURITIES LENDING COLLATERAL - 4.8%
John Hancock Collateral
Investment Trust, 0.0995% (W)(Y)	4,830,445	48,340,196
TOTAL SECURITIES LENDING
COLLATERAL (Cost $48,339,589)		$48,340,196
Total Investments (Emerging Markets Value Trust)
(Cost $989,404,414) - 104.4%		$1,057,138,095
Other assets and liabilities, net - (4.4%)		(44,340,630)
TOTAL NET ASSETS - 100.0%		$1,012,797,465
Equity-Income Trust
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 92.6%
Consumer Discretionary - 10.2%
Auto Components - 0.6%
Johnson Controls, Inc.	274,900	$13,725,757
Automobiles - 1.1%
Ford Motor Company	687,200	11,847,328
General Motors Company	320,198	11,623,187
		23,470,515
Distributors - 0.6%
Genuine Parts Company	134,400	11,800,320
Hotels, Restaurants & Leisure - 0.8%
Carnival Corp.	451,300	16,991,445
Household Durables - 0.1%
Whirlpool Corp.	14,500	2,018,690
Leisure Products - 1.0%
Mattel, Inc.	553,175	21,557,230
Media - 3.5%
Cablevision Systems Corp., Class A (L)	509,600	8,994,440
Comcast Corp., Class A	191,600	10,285,088
Pearson PLC	315,196	6,223,393
The Madison Square Garden, Inc., Class A (I)	137,800	8,605,610
The New York Times Company, Class A (L)	459,700	6,992,037
The Walt Disney Company	137,400	11,780,676
Time Warner, Inc.	309,500	21,742,375
		74,623,619
Multiline Retail - 1.7%
Kohl’s Corp.	378,000	19,913,040
Macy’s, Inc.	258,600	15,003,972
		34,917,012
Specialty Retail - 0.6%
Staples, Inc.	964,100	10,450,844
Tiffany & Company	14,900	1,493,725
		11,944,569
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	137,700	4,707,963
		215,757,120

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer Staples - 4.6%
Beverages - 0.9%
PepsiCo, Inc.	205,900	$18,395,106
Food Products - 2.3%
Archer-Daniels-Midland Company	514,300	22,685,773
Campbell Soup Company (L)	407,700	18,676,737
ConAgra Foods, Inc.	6,900	204,792
McCormick & Company, Inc.	115,000	8,232,850
		49,800,152
Household Products - 0.9%
The Clorox Company (L)	198,500	18,142,900
Personal Products - 0.5%
Avon Products, Inc.	736,400	10,758,804
		97,096,962
Energy - 15.7%
Energy Equipment & Services - 1.7%
Diamond Offshore Drilling, Inc. (L)	244,700	12,144,461
Schlumberger, Ltd.	208,000	24,533,600
		36,678,061
Oil, Gas & Consumable Fuels - 14.0%
Anadarko Petroleum Corp.	218,600	23,930,142
Apache Corp.	412,300	41,485,622
BP PLC, ADR	224,475	11,841,056
Chevron Corp.	368,800	48,146,840
ConocoPhillips	115,700	9,918,961
CONSOL Energy, Inc.	378,000	17,414,460
Eni SpA	185,535	5,074,322
Exxon Mobil Corp.	382,400	38,500,032
Hess Corp.	274,900	27,184,861
Murphy Oil Corp.	341,100	22,676,328
Petroleo Brasileiro SA, ADR	790,300	11,562,089
Royal Dutch Shell PLC, ADR	399,900	32,939,763
Talisman Energy, Inc.	374,900	3,973,940
		294,648,416
		331,326,477
Financials - 18.1%
Banks - 10.7%
Bank of America Corp.	2,006,693	30,842,871
JPMorgan Chase & Company	895,475	51,597,270
Regions Financial Corp.	722,300	7,670,826
SunTrust Banks, Inc.	523,400	20,967,404
The PNC Financial Services Group, Inc.	343,600	30,597,580
U.S. Bancorp	841,300	36,445,116
Wells Fargo & Company	898,100	47,204,136
		225,325,203
Capital Markets - 1.8%
Legg Mason, Inc.	328,202	16,840,045
Northern Trust Corp.	309,300	19,860,153
The Bank of New York Mellon Corp.	13,524	506,880
		37,207,078
Consumer Finance - 1.0%
American Express Company	232,900	22,095,223
Insurance - 3.4%
Loews Corp.	138,900	6,112,989
Marsh & McLennan Companies, Inc.	523,900	27,148,498
Sun Life Financial, Inc.	227,800	8,362,538
The Allstate Corp.	250,300	14,697,616
The Chubb Corp.	101,900	9,392,123

38

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Willis Group Holdings PLC	138,900	$6,014,370
		71,728,134
Real Estate Investment Trusts - 1.2%
Digital Realty Trust, Inc.	154,600	9,016,272
Weyerhaeuser Company	500,200	16,551,618
		25,567,890
		381,923,528
Health Care - 6.1%
Health Care Providers & Services - 0.6%
Quest Diagnostics, Inc. (L)	206,200	12,101,878
Pharmaceuticals - 5.5%
Bristol-Myers Squibb Company	415,025	20,132,863
GlaxoSmithKline PLC	408,081	10,865,230
Johnson & Johnson	318,400	33,311,008
Merck & Company, Inc.	455,350	26,341,998
Pfizer, Inc.	844,335	25,059,863
		115,710,962
		127,812,840
Industrials - 13.8%
Aerospace & Defense - 2.3%
Honeywell International, Inc.	286,300	26,611,585
The Boeing Company	170,300	21,667,269
		48,278,854
Air Freight & Logistics - 1.0%
United Parcel Service, Inc., Class B	215,300	22,102,698
Airlines - 0.8%
United Continental Holdings, Inc. (I)	395,100	16,226,757
Building Products - 0.9%
Masco Corp.	501,500	11,133,300
USG Corp. (I)(L)	270,300	8,144,139
		19,277,439
Electrical Equipment - 1.6%
Eaton Corp. PLC	151,404	11,685,361
Emerson Electric Company	349,600	23,199,456
		34,884,817
Industrial Conglomerates - 2.7%
General Electric Company	2,150,000	56,502,000
Machinery - 4.1%
Deere & Company	138,200	12,514,010
Illinois Tool Works, Inc.	342,700	30,006,812
Joy Global, Inc. (L)	225,700	13,898,606
Stanley Black & Decker, Inc.	185,500	16,290,610
Xylem, Inc.	360,148	14,074,584
		86,784,622
Road & Rail - 0.4%
Norfolk Southern Corp.	82,800	8,530,884
		292,588,071
Information Technology - 10.1%
Communications Equipment - 2.3%
Cisco Systems, Inc.	725,900	18,038,615
Harris Corp.	281,000	21,285,750
QUALCOMM, Inc.	120,500	9,543,600
		48,867,965

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 0.9%
Corning, Inc.	879,000	$19,294,050
IT Services - 1.3%
Computer Sciences Corp.	160,324	10,132,477
International Business Machines Corp.	51,700	9,371,659
The Western Union Company (L)	425,100	7,371,234
		26,875,370
Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc.	284,200	15,366,694
Applied Materials, Inc.	865,500	19,517,025
Texas Instruments, Inc.	328,900	15,718,131
		50,601,850
Software - 1.3%
CA, Inc.	171,800	4,937,532
Microsoft Corp.	559,825	23,344,703
		28,282,235
Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	241,000	22,396,130
Dell, Inc.	1,271,400	17,481,750
		39,877,880
		213,799,350
Materials - 4.9%
Chemicals - 1.0%
E.I. du Pont de Nemours & Company	180,900	11,838,096
Potash Corp. of Saskatchewan, Inc. (L)	260,300	9,880,988
		21,719,084
Construction Materials - 0.8%
Vulcan Materials Company	243,300	15,510,375
Containers & Packaging - 0.6%
MeadWestvaco Corp.	273,500	12,105,110
Metals & Mining - 1.2%
Newmont Mining Corp.	351,900	8,952,336
Nucor Corp.	344,200	16,951,850
		25,904,186
Paper & Forest Products - 1.3%
International Paper Company	558,300	28,177,401
		103,416,156
Telecommunication Services - 3.4%
Diversified Telecommunication Services - 3.2%
AT&T, Inc.	842,949	29,806,677
CenturyLink, Inc.	308,017	11,150,215
Telefonica SA	399,236	6,854,022
Verizon Communications, Inc.	353,800	17,311,434
Verizon Communications, Inc.	64,085	3,134,576
		68,256,924
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC	1,329,103	4,442,232
		72,699,156
Utilities - 5.7%
Electric Utilities - 4.1%
Duke Energy Corp.	321,719	23,868,333
Entergy Corp.	271,800	22,312,062
Exelon Corp.	481,500	17,565,120
FirstEnergy Corp.	282,400	9,804,928
Xcel Energy, Inc.	403,000	12,988,690
		86,539,133

39

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Independent Power and Renewable Electricity
Producers - 0.4%
AES Corp.	538,200	$8,369,010
Multi-Utilities - 1.2%
NiSource, Inc.	657,100	25,850,314
		120,758,457
TOTAL COMMON STOCKS (Cost $1,252,821,535)		$1,957,178,117
SECURITIES LENDING COLLATERAL - 3.2%
John Hancock Collateral
Investment Trust, 0.0995% (W)(Y)	6,771,164	67,761,742
TOTAL SECURITIES LENDING
COLLATERAL (Cost $67,761,033)		$67,761,742
SHORT-TERM INVESTMENTS - 7.3%
Money Market Funds - 7.3%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	2,011,038	2,011,038
T. Rowe Price Reserve Investment
Fund, 0.0553% (Y)	152,059,212	152,059,212
TOTAL SHORT-TERM INVESTMENTS (Cost $154,070,250)		$154,070,250
Total Investments (Equity-Income Trust)
(Cost $1,474,652,818) - 103.1%		$2,179,010,109
Other assets and liabilities, net - (3.1%)		(64,522,339)
TOTAL NET ASSETS - 100.0%		$2,114,487,770

Financial Services Trust
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 93.5%
Financials - 92.6%
Banks - 47.9%
Bank of America Corp.	366,256	$5,629,355
Bank of Marin Bancorp, Class A	151	6,884
Bankwell Financial Group, Inc. (I)	3,703	62,951
Barclays PLC, ADR	284,685	4,159,248
BB&T Corp.	55,474	2,187,340
Chemical Financial Corp.	11,416	320,561
CIT Group, Inc.	58,472	2,675,679
Citigroup, Inc.	100,505	4,733,786
East West Bancorp, Inc.	71,122	2,488,559
Fifth Third Bancorp	95,693	2,043,046
Flushing Financial Corp.	38,345	787,990
Glacier Bancorp, Inc.	103,603	2,940,253
Independent Bank Corp.	28,548	367,413
Independent Bank Corp.	5,585	214,352
JPMorgan Chase & Company	99,630	5,740,681
M&T Bank Corp.	10,951	1,358,472
MB Financial, Inc.	22,367	605,027
North Valley Bancorp (I)	15,822	344,761
Prosperity Bancshares, Inc.	44,496	2,785,450
Regions Financial Corp.	239,672	2,545,317
Royal Bank of Scotland Group PLC, ADR (I)	190,962	2,155,961
Sandy Spring Bancorp, Inc.	15,827	394,246
SKBHC Holdings LLC (I)(R)	516	2,936,804
SpareBank 1 SR-Bank ASA	6,792	66,138
Square 1 Financial, Inc., Class A (I)	15,412	292,982

Financial Services Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
State Bank Financial Corp.	36,261	$613,174
Sun Bancorp, Inc. (I)	35,654	142,973
SunTrust Banks, Inc.	99,980	4,005,199
SVB Financial Group (I)	36,088	4,208,583
Swedbank AB, Class A	151,105	4,002,335
Talmer Bancorp, Inc., Class A (I)	10,128	139,665
The PNC Financial Services Group, Inc.	42,383	3,774,206
U.S. Bancorp	168,957	7,319,217
UniCredit SpA	581,238	4,859,947
Union Bankshares Corp.	60,175	1,543,489
Wells Fargo & Company	109,661	5,763,782
Yadkin Financial Corp. (I)	1,664	31,350
Zions Bancorporation	108,813	3,206,719
		87,453,895
Capital Markets - 17.9%
American Capital, Ltd. (I)	337,584	5,161,659
Ameriprise Financial, Inc.	46,099	5,531,880
Apollo Global Management LLC, Class A	99,737	2,764,710
Invesco, Ltd.	98,769	3,728,530
KKR & Company LP	150,125	3,652,541
State Street Corp.	26,702	1,795,977
The Blackstone Group LP	201,184	6,727,593
The Carlyle Group LP	98,758	3,353,822
		32,716,712
Consumer Finance - 2.9%
Discover Financial Services	83,958	5,203,717
Insurance - 18.1%
ACE, Ltd.	23,927	2,481,230
Alleghany Corp. (I)	4,900	2,146,788
American International Group, Inc.	77,369	4,222,800
Assured Guaranty, Ltd.	166,182	4,071,459
CNO Financial Group, Inc.	260,509	4,637,060
Everest Re Group, Ltd.	4,800	770,352
Lincoln National Corp.	46,610	2,397,618
Markel Corp. (I)	10,000	6,556,400
MetLife, Inc.	30,237	1,679,968
Prudential Financial, Inc.	25,596	2,272,157
The Hartford Financial Services Group, Inc.	49,838	1,784,699
		33,020,531
Real Estate Investment Trusts - 5.5%
CoreSite Realty Corp.	18,420	609,149
DiamondRock Hospitality Company	68,540	878,683
Essex Property Trust, Inc.	6,797	1,256,833
FelCor Lodging Trust, Inc.	145,066	1,524,644
General Growth Properties, Inc.	60,897	1,434,733
Rexford Industrial Realty, Inc.	34,967	497,930
Simon Property Group, Inc.	21,603	3,592,147
Washington Prime Group, Inc. (I)	10,228	191,673
		9,985,792
Thrifts & Mortgage Finance - 0.3%
First Defiance Financial Corp.	2,359	67,703
HomeStreet, Inc.	18,376	337,567
United Community Financial Corp. (I)	8,458	34,932
		440,202
		168,820,849
Information Technology - 0.9%
IT Services - 0.9%
Visa, Inc., Class A	7,939	1,672,827
TOTAL COMMON STOCKS (Cost $160,884,790)		$170,493,676

40

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Financial Services Trust (continued)
	Shares or
	Principal
	Amount	Value
WARRANTS - 0.0%
Financials - 0.0%
Citigroup, Inc. (Expiration Date: 01/04/2019;
Strike Price: $106.10) (I)	81,554	49,740
TOTAL WARRANTS (Cost $51,363)		$49,740
SHORT-TERM INVESTMENTS - 1.9%
Repurchase Agreement - 1.9%
Repurchase Agreement with State Street Corp.
dated 06/30/2014 at 0.000% to be
repurchased at $3,508,000 on 07/01/2014,
collateralized by $3,575,000 U.S. Treasury
Notes, 2.000% due 02/28/2021 (valued at
$3,582,504, including interest)	$3,508,000	$3,508,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,508,000)		$3,508,000
Total Investments (Financial Services Trust)
(Cost $164,444,153) - 95.4%		$174,051,416
Other assets and liabilities, net - 4.6%		8,394,267
TOTAL NET ASSETS - 100.0%		$182,445,683

Franklin Templeton Founding Allocation Trust
	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 100.0%
Equity - 66.6%
John Hancock Variable Insurance Trust (G) - 66.6%
Global, Series NAV (Templeton)	21,780,362	$468,931,191
Mutual Shares, Series NAV (Franklin)	31,861,124	471,863,240
Fixed Income - 33.4%
John Hancock Variable Insurance Trust (G) - 33.4%
Income, Series NAV (Franklin)	36,083,887	472,338,081
		1,413,132,512
TOTAL INVESTMENT COMPANIES (Cost $1,016,740,881)		$1,413,132,512
Total Investments (Franklin Templeton Founding Allocation
Trust) (Cost $1,016,740,881) - 100.0%		$1,413,132,512
Other assets and liabilities, net - 0.0%		(63,382)
TOTAL NET ASSETS - 100.0%		$1,413,069,130

Fundamental All Cap Core Trust
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.8%
Consumer Discretionary - 23.7%
Hotels, Restaurants & Leisure - 1.3%
Starbucks Corp.	281,347	$21,770,631
Household Durables - 8.0%
Lennar Corp., Class A	1,729,687	72,612,260
NVR, Inc. (I)	25,963	29,873,028
Tempur Sealy International, Inc. (I)	504,815	30,137,456
		132,622,744

Fundamental All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet & Catalog Retail - 8.7%
Amazon.com, Inc. (I)	409,070	$132,857,751
Blue Nile, Inc. (I)	381,399	10,679,172
		143,536,923
Specialty Retail - 5.7%
Advance Auto Parts, Inc.	369,577	49,863,329
CarMax, Inc. (I)	444,003	23,092,596
Lowe’s Companies, Inc.	435,298	20,889,951
		93,845,876
		391,776,174
Consumer Staples - 2.6%
Beverages - 2.6%
Diageo PLC, ADR	129,027	16,421,266
SABMiller PLC	464,907	26,943,673
		43,364,939
		43,364,939
Energy - 6.2%
Energy Equipment & Services - 3.8%
National Oilwell Varco, Inc.	213,750	17,602,313
Schlumberger, Ltd.	142,489	16,806,578
Weatherford International PLC (I)	1,217,889	28,011,447
		62,420,338
Oil, Gas & Consumable Fuels - 2.4%
Cabot Oil & Gas Corp.	661,971	22,599,690
Range Resources Corp.	191,204	16,625,188
		39,224,878
		101,645,216
Financials - 26.0%
Banks - 9.8%
Bank of America Corp.	4,744,663	72,925,470
CIT Group, Inc.	439,031	20,090,059
Citigroup, Inc.	491,985	23,172,494
JPMorgan Chase & Company	802,921	46,264,308
		162,452,331
Capital Markets - 12.6%
AllianceBernstein Holding LP	1,898,931	49,144,334
Morgan Stanley	1,453,296	46,985,060
Northern Trust Corp.	290,983	18,684,018
T. Rowe Price Group, Inc.	460,582	38,877,727
The Goldman Sachs Group, Inc.	323,023	54,086,971
		207,778,110
Insurance - 3.6%
American International Group, Inc.	1,098,156	59,937,354
		430,167,795
Health Care - 1.3%
Health Care Providers & Services - 1.3%
AMN Healthcare Services, Inc. (I)	1,686,322	20,741,761
Industrials - 5.7%
Aerospace & Defense - 1.3%
TransDigm Group, Inc.	134,472	22,491,787
Electrical Equipment - 1.5%
Sensata Technologies Holding NV (I)	519,245	24,290,281
Professional Services - 1.2%
IHS, Inc., Class A (I)	145,177	19,696,164

41

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 1.7%
United Rentals, Inc. (I)	265,303	$27,785,183
		94,263,415
Information Technology - 28.7%
Communications Equipment - 4.2%
QUALCOMM, Inc.	874,453	69,256,678
Internet Software & Services - 13.7%
Bankrate, Inc. (I)	3,101,839	54,406,256
Facebook, Inc., Class A (I)	1,359,120	91,455,185
Google, Inc., Class A (I)	47,692	27,884,082
Google, Inc., Class C (I)	46,298	26,634,313
LinkedIn Corp., Class A (I)	154,949	26,569,105
		226,948,941
IT Services - 1.1%
Blackhawk Network Holdings, Inc., Class B (I)	674,734	18,116,608
Software - 1.5%
Workday, Inc., Class A (I)	272,634	24,498,891
Technology Hardware, Storage & Peripherals - 8.2%
Apple, Inc.	730,733	67,907,018
EMC Corp.	1,748,062	46,043,953
NetApp, Inc.	592,196	21,626,998
		135,577,969
		474,399,087
Materials - 3.6%
Containers & Packaging - 2.1%
Avery Dennison Corp.	675,132	34,600,515
Paper & Forest Products - 1.5%
Louisiana-Pacific Corp. (I)	1,702,181	25,566,759
		60,167,274
TOTAL COMMON STOCKS (Cost $1,241,828,205)		$1,616,525,661
SHORT-TERM INVESTMENTS - 2.1%
Repurchase Agreement - 2.1%
Barclays Tri-Party Repurchase Agreement
dated 06/30/2014 at 0.070% to be
repurchased at $17,100,033 on 07/01/2014,
collateralized by $14,800,000 U.S. Treasury
Inflation Indexed Notes, 1.125% due
01/15/2021 (valued at $17,500,000,
including interest)	$17,121,000	$17,121,000
Repurchase Agreement with State Street Corp.
dated 06/30/2014 at 0.000% to be
repurchased at $17,364,000 on 07/01/2014
collateralized by $17,675,000 U.S. Treasury
Notes, 2.000% due 02/28/2021 (valued at
$17,712,100, including interest)	17,364,000	17,364,000
		34,485,000
TOTAL SHORT-TERM INVESTMENTS (Cost $34,485,000)		$34,485,000
Total Investments (Fundamental All Cap Core Trust)
(Cost $1,276,313,205) - 99.9%		$1,651,010,661
Other assets and liabilities, net - 0.1%		1,529,525
TOTAL NET ASSETS - 100.0%		$1,652,540,186

Fundamental Large Cap Value Trust
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.3%
Consumer Discretionary - 12.3%
Household Durables - 6.9%
Lennar Corp., Class A	1,054,819	$44,281,302
NVR, Inc. (I)	11,512	13,245,707
Tempur Sealy International, Inc. (I)	517,920	30,919,824
		88,446,833
Specialty Retail - 4.2%
Advance Auto Parts, Inc.	202,647	27,341,133
Lowe’s Companies, Inc.	556,352	26,699,332
		54,040,465
Textiles, Apparel & Luxury Goods - 1.2%
adidas AG	149,044	15,070,758
		157,558,056
Consumer Staples - 10.3%
Beverages - 5.8%
Diageo PLC, ADR	134,807	17,156,887
Heineken Holding NV	197,132	12,954,542
PepsiCo, Inc.	234,035	20,908,687
SABMiller PLC	400,811	23,228,991
		74,249,107
Food Products - 1.0%
Danone SA	182,632	13,580,225
Household Products - 1.2%
The Procter & Gamble Company	192,071	15,094,860
Tobacco - 2.3%
Imperial Tobacco Group PLC	353,035	15,882,349
Philip Morris International, Inc.	159,246	13,426,030
		29,308,379
		132,232,571
Energy - 16.3%
Energy Equipment & Services - 4.4%
National Oilwell Varco, Inc.	186,629	15,368,898
Weatherford International PLC (I)	1,776,853	40,867,619
		56,236,517
Oil, Gas & Consumable Fuels - 11.9%
Apache Corp.	436,078	43,878,168
Cabot Oil & Gas Corp.	547,254	18,683,252
Chevron Corp.	181,863	23,742,215
Exxon Mobil Corp.	137,422	13,835,647
Occidental Petroleum Corp.	381,172	39,119,682
Southwestern Energy Company (I)	270,819	12,319,556
		151,578,520
		207,815,037
Financials - 30.6%
Banks - 14.6%
Bank of America Corp.	3,374,472	51,865,635
CIT Group, Inc.	563,096	25,767,273
Citigroup, Inc.	636,499	29,979,103
JPMorgan Chase & Company	1,029,321	59,309,476
Wells Fargo & Company	376,404	19,783,794
		186,705,281
Capital Markets - 11.8%
AllianceBernstein Holding LP	1,035,470	26,797,964
Morgan Stanley	1,202,751	38,884,940
Northern Trust Corp.	304,527	19,553,679
State Street Corp.	263,882	17,748,703

42

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital Markets (continued)
The Goldman Sachs Group, Inc.	283,358	$47,445,464
		150,430,750
Insurance - 4.2%
American International Group, Inc.	990,893	54,082,940
		391,218,971
Health Care - 5.8%
Biotechnology - 1.0%
Amgen, Inc.	103,749	12,280,769
Health Care Equipment & Supplies - 1.6%
Medtronic, Inc.	328,950	20,973,852
Pharmaceuticals - 3.2%
Merck & Company, Inc.	352,823	20,410,811
Novartis AG, ADR	219,806	19,899,037
		40,309,848
		73,564,469
Industrials - 7.3%
Air Freight & Logistics - 1.8%
FedEx Corp.	154,377	23,369,590
Electrical Equipment - 1.6%
Sensata Technologies Holding NV (I)	434,100	20,307,198
Industrial Conglomerates - 2.3%
General Electric Company	1,085,290	28,521,421
Trading Companies & Distributors - 1.6%
United Rentals, Inc. (I)	196,722	20,602,695
		92,800,904
Information Technology - 12.9%
Communications Equipment - 4.5%
Cisco Systems, Inc.	895,516	22,253,573
QUALCOMM, Inc.	445,988	35,322,250
		57,575,823
Semiconductors & Semiconductor Equipment - 1.1%
Intel Corp.	475,509	14,693,228
Software - 3.3%
Microsoft Corp.	474,603	19,790,945
Oracle Corp.	544,711	22,077,137
		41,868,082
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	547,053	50,837,635
		164,974,768
Materials - 2.8%
Containers & Packaging - 1.5%
Avery Dennison Corp.	360,675	18,484,594
Paper & Forest Products - 1.3%
Louisiana-Pacific Corp. (I)	1,110,015	16,672,425
		35,157,019
TOTAL COMMON STOCKS (Cost $1,060,852,632)		$1,255,321,795

Fundamental Large Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 6.2%
Repurchase Agreement - 6.2%
Barclays Tri-Party Repurchase Agreement
dated 06/30/2014 at 0.070% to be
repurchased at $79,300,154 on 07/01/2014,
collateralized by $63,500,000 Treasury
Inflation Indexed Notes, 1.875% - 2.000%
due 07/15/2015 - 01/15/2016 (valued at
$80,800,000, including interest)	$79,272,000	$79,272,000
TOTAL SHORT-TERM INVESTMENTS (Cost $79,272,000)		$79,272,000
Total Investments (Fundamental Large Cap Value Trust)
(Cost $1,140,124,632) - 104.5%		$1,334,593,795
Other assets and liabilities, net - (4.5%)		(56,939,088)
TOTAL NET ASSETS - 100.0%		$1,277,654,707

Fundamental Value Trust
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.4%
Consumer Discretionary - 12.2%
Household Durables - 7.0%
Lennar Corp., Class A	522,500	$21,934,551
NVR, Inc. (I)	5,510	6,339,806
Tempur Sealy International, Inc. (I)	250,900	14,978,730
		43,253,087
Specialty Retail - 4.1%
Advance Auto Parts, Inc.	92,968	12,543,243
Lowe’s Companies, Inc.	265,800	12,755,742
		25,298,985
Textiles, Apparel & Luxury Goods - 1.1%
adidas AG	70,714	7,150,329
		75,702,401
Consumer Staples - 10.1%
Beverages - 5.7%
Diageo PLC, ADR	64,000	8,145,280
Heineken Holding NV	93,662	6,155,004
PepsiCo, Inc.	112,800	10,077,552
SABMiller PLC	190,143	11,019,732
		35,397,568
Food Products - 1.0%
Danone SA	87,759	6,525,620
Household Products - 1.2%
The Procter & Gamble Company	93,300	7,332,447
Tobacco - 2.2%
Imperial Tobacco Group PLC	162,488	7,310,015
Philip Morris International, Inc.	76,000	6,407,560
		13,717,575
		62,973,210
Energy - 15.7%
Energy Equipment & Services - 4.2%
National Oilwell Varco, Inc.	86,600	7,131,510
Weatherford International PLC (I)	822,757	18,923,411
		26,054,921

43

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 11.5%
Apache Corp.	202,965	$20,422,338
Cabot Oil & Gas Corp.	257,500	8,791,050
Chevron Corp.	85,800	11,201,190
Exxon Mobil Corp.	65,700	6,614,676
Occidental Petroleum Corp.	180,400	18,514,452
Southwestern Energy Company (I)	126,100	5,736,289
		71,279,995
		97,334,916
Financials - 30.8%
Banks - 14.2%
Bank of America Corp.	1,552,193	23,857,206
CIT Group, Inc.	267,400	12,236,224
Citigroup, Inc.	304,000	14,318,400
JPMorgan Chase & Company	492,500	28,377,850
Wells Fargo & Company	180,500	9,487,080
		88,276,760
Capital Markets - 10.6%
AllianceBernstein Holding LP	298,038	7,713,223
Morgan Stanley	561,263	18,145,633
Northern Trust Corp.	143,600	9,220,556
State Street Corp.	125,700	8,454,582
The Goldman Sachs Group, Inc.	133,213	22,305,185
		65,839,179
Insurance - 4.0%
American International Group, Inc.	453,759	24,766,166
Real Estate Management & Development - 2.0%
Hang Lung Group, Ltd.	2,259,180	12,229,950
		191,112,055
Health Care - 5.8%
Biotechnology - 0.9%
Amgen, Inc.	49,500	5,859,315
Health Care Equipment & Supplies - 1.7%
Medtronic, Inc.	160,100	10,207,976
Pharmaceuticals - 3.2%
Merck & Company, Inc.	172,700	9,990,695
Novartis AG, ADR	108,200	9,795,346
		19,786,041
		35,853,332
Industrials - 7.2%
Air Freight & Logistics - 1.8%
FedEx Corp.	73,300	11,096,154
Electrical Equipment - 1.6%
Sensata Technologies Holding NV (I)	208,700	9,762,986
Industrial Conglomerates - 2.2%
General Electric Company	528,900	13,899,492
Trading Companies & Distributors - 1.6%
United Rentals, Inc. (I)	94,100	9,855,093
		44,613,725
Information Technology - 13.2%
Communications Equipment - 4.5%
Cisco Systems, Inc.	431,000	10,710,350
QUALCOMM, Inc.	214,600	16,996,320
		27,706,670
Semiconductors & Semiconductor Equipment - 1.2%
Intel Corp.	235,600	7,280,040

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software - 3.3%
Microsoft Corp.	229,800	$9,582,660
Oracle Corp.	268,100	10,866,093
		20,448,753
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	281,500	26,159,795
		81,595,258
Materials - 2.4%
Containers & Packaging - 1.4%
Avery Dennison Corp.	170,900	8,758,625
Paper & Forest Products - 1.0%
Louisiana-Pacific Corp. (I)	411,400	6,179,228
		14,937,853
TOTAL COMMON STOCKS (Cost $565,426,935)		$604,122,750
SHORT-TERM INVESTMENTS - 2.4%
Repurchase Agreement - 2.4%
Repurchase Agreement with State Street Corp.
dated 06/30/2014 at 0.000% to be
repurchased at $14,958,000 on 07/01/2014,
collateralized by $10,940,000 U.S. Treasury
Bond, 7.875% due 02/15/2021 (valued at
$15,261,300, including interest)	$14,958,000	$14,958,000
TOTAL SHORT-TERM INVESTMENTS (Cost $14,958,000)		$14,958,000
Total Investments (Fundamental Value Trust)
(Cost $580,384,935) - 99.8%		$619,080,750
Other assets and liabilities, net - 0.2%		936,625
TOTAL NET ASSETS - 100.0%		$620,017,375

Global Trust
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.8%
Brazil - 1.1%
Petroleo Brasileiro SA, Class A, ADR	492,910	$7,709,112
Canada - 1.6%
Talisman Energy, Inc.	1,016,140	10,741,820
China - 1.3%
China Shenhua Energy Company, Ltd.,
H Shares	1,695,890	4,899,058
China Telecom Corp., Ltd., ADR (L)	53,040	2,596,308
Dongfang Electric Corp., Ltd., H Shares	656,556	1,128,800
		8,624,166
Denmark - 0.7%
FLSmidth & Company A/S (L)	80,760	4,509,506
France - 9.6%
Alstom SA	97,650	3,546,391
AXA SA	344,246	8,225,180
BNP Paribas SA	129,690	8,813,568
Cie Generale des Etablissements Michelin	83,612	9,983,458
Credit Agricole SA	529,700	7,478,758
Sanofi	99,190	10,542,854
Total SA	178,610	12,922,371

44

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Global Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
France (continued)
Vivendi SA (I)	150,144	$3,674,256
		65,186,836
Germany - 5.5%
Commerzbank AG (I)	176,910	2,772,728
Deutsche Lufthansa AG	517,190	11,102,540
Merck KGaA	76,200	6,607,813
Metro AG (I)	50,050	2,178,098
Muenchener Rueckversicherungs AG	24,810	5,494,132
SAP AG	14,430	1,111,899
Siemens AG	63,450	8,377,567
		37,644,777
Hong Kong - 1.0%
China Mobile, Ltd.	187,000	1,816,282
Kunlun Energy Company, Ltd.	2,927,830	4,826,707
		6,642,989
India - 0.6%
ICICI Bank, Ltd., ADR	83,180	4,150,682
Ireland - 1.6%
CRH PLC	422,064	10,812,138
Israel - 1.7%
Teva Pharmaceutical Industries, Ltd., ADR	222,010	11,637,764
Italy - 2.7%
Eni SpA	299,420	8,189,039
Intesa Sanpaolo SpA	480,840	1,483,550
UniCredit SpA	1,031,599	8,625,583
		18,298,172
Japan - 2.9%
Konica Minolta, Inc.	319,010	3,153,122
Mazda Motor Corp.	754,270	3,539,728
Nissan Motor Company, Ltd.	752,800	7,128,604
Toyota Motor Corp.	100,250	6,002,230
		19,823,684
Netherlands - 5.7%
Akzo Nobel NV	114,356	8,574,326
Fugro NV (L)	109,903	6,284,687
ING Groep NV (I)	465,062	6,525,975
Koninklijke Philips NV	150,850	4,787,722
QIAGEN NV (I)	115,619	2,796,261
Royal Dutch Shell PLC, B Shares	149,040	6,477,290
TNT Express NV	351,140	3,176,875
		38,623,136
Portugal - 1.4%
Galp Energia SGPS SA	507,860	9,308,876
Russia - 2.3%
Lukoil OAO, ADR	65,500	3,918,210
MMC Norilsk Nickel OJSC, ADR	348,930	6,912,303
Mobile Telesystems OJSC, ADR	262,250	5,176,815
		16,007,328
Singapore - 1.8%
DBS Group Holdings, Ltd.	419,510	5,642,279
Singapore Telecommunications, Ltd.	2,260,100	6,981,701
		12,623,980
South Korea - 4.5%
KB Financial Group, Inc., ADR	197,388	6,861,207
POSCO	22,550	6,738,510

Global Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Samsung Electronics Company, Ltd.	13,180	$17,212,401
		30,812,118
Spain - 1.4%
Telefonica SA	542,350	9,310,981
Sweden - 1.8%
Getinge AB, B Shares	229,750	6,016,096
Telefonaktiebolaget LM Ericsson, B Shares	496,087	5,993,101
		12,009,197
Switzerland - 3.8%
Credit Suisse Group AG (I)	304,904	8,671,305
Roche Holding AG	43,070	12,833,001
Swiss Re AG (I)	53,320	4,741,062
		26,245,368
Thailand - 0.2%
Bangkok Bank PCL	294,700	1,752,675
Turkey - 1.2%
Turkcell Iletisim Hizmetleri AS, ADR (I)(L)	530,020	8,268,312
United Kingdom - 10.9%
Aviva PLC	1,053,569	9,192,155
BAE Systems PLC	592,240	4,386,562
BP PLC	829,365	7,303,319
GlaxoSmithKline PLC	378,848	10,086,896
HSBC Holdings PLC	831,239	8,453,457
International Consolidated
Airlines Group SA (I)	880,180	5,580,921
Kingfisher PLC	1,137,827	6,985,005
Noble Corp. PLC	223,540	7,502,002
Serco Group PLC	780,971	4,878,772
Tesco PLC	1,232,244	5,988,932
Vodafone Group PLC	1,094,541	3,658,261
		74,016,282
United States - 33.5%
American International Group, Inc.	184,350	10,061,823
Amgen, Inc.	87,620	10,371,579
Baker Hughes, Inc.	116,160	8,648,112
Best Buy Company, Inc.	114,660	3,555,607
Brocade Communications Systems, Inc.	63,910	587,972
Chevron Corp.	47,240	6,167,182
Cisco Systems, Inc.	368,330	9,153,001
Citigroup, Inc.	249,360	11,744,856
Comcast Corp., Special Class A (L)	209,500	11,172,635
CVS Caremark Corp.	96,960	7,307,875
FedEx Corp.	34,250	5,184,765
Flextronics International, Ltd. (I)	295,610	3,272,403
Forest Laboratories, Inc. (I)	75,070	7,431,930
Halliburton Company	72,979	5,182,239
Hewlett-Packard Company	305,130	10,276,778
JPMorgan Chase & Company	139,760	8,052,971
Medtronic, Inc.	164,650	10,498,084
Merck & Company, Inc.	203,200	11,755,120
Microsoft Corp.	412,580	17,204,586
Morgan Stanley	288,680	9,333,024
Navistar International Corp. (I)(L)	227,630	8,531,572
News Corp., Class A (I)	102,687	1,842,205
Oracle Corp.	78,500	3,181,605
Pfizer, Inc.	328,100	9,738,008
Sprint Corp. (I)	181,138	1,545,107
SunTrust Banks, Inc.	161,180	6,456,871
Target Corp.	67,980	3,939,441
The Walt Disney Company	85,470	7,328,198

45

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Global Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Twenty-First Century Fox, Inc., Class A	206,880	$7,271,832
United Parcel Service, Inc., Class B	82,050	8,423,253
Verizon Communications, Inc.	52,775	2,581,372
		227,802,006
TOTAL COMMON STOCKS (Cost $533,593,376)		$672,561,905

SECURITIES LENDING COLLATERAL - 4.4%
John Hancock Collateral
Investment Trust, 0.0995% (W)(Y)	2,988,356	29,905,674
TOTAL SECURITIES LENDING
COLLATERAL (Cost $29,905,644)		$29,905,674

SHORT-TERM INVESTMENTS - 0.8%
Time Deposits - 0.8%
Royal Bank of Canada, 0.050%, 07/01/2014 *	$5,000,000	$5,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,000,000)		$5,000,000
Total Investments (Global Trust) (Cost $568,499,020) - 104.0%		$707,467,579
Other assets and liabilities, net - (4.0%)		(26,917,500)
TOTAL NET ASSETS - 100.0%		$680,550,079

Health Sciences Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.7%
Consumer Staples - 2.6%
Food & Staples Retailing - 2.6%
CP ALL PCL	283,700	$419,584
CVS Caremark Corp.	23,500	1,771,195
Raia Drogasil SA	38,376	316,804
Rite Aid Corp. (I)	677,400	4,856,958
		7,364,541
Health Care - 92.3%
Biotechnology - 33.2%
Abcam PLC	92,071	598,362
ACADIA Pharmaceuticals, Inc. (I)	63,100	1,425,429
Acceleron Pharma, Inc. (I)	29,900	1,015,703
Acorda Therapeutics, Inc. (I)	4,961	167,235
Alexion Pharmaceuticals, Inc. (I)	84,340	13,178,125
Alkermes PLC (I)	95,000	4,781,350
Alnylam Pharmaceuticals, Inc. (I)	7,800	492,726
Array BioPharma, Inc. (I)	202,300	922,488
Biogen Idec, Inc. (I)	30,219	9,528,353
BioMarin Pharmaceutical, Inc. (I)	28,800	1,791,648
Cara Therapeutics, Inc. (I)	100	1,702
Celgene Corp. (I)	34,932	2,999,960
Chimerix, Inc. (I)	23,000	504,620
Clovis Oncology, Inc. (I)	15,100	625,291
Dyax Corp. (I)	44,200	424,320
Epizyme, Inc. (I)	12,400	385,888
Exact Sciences Corp. (I)	7,600	129,428
Exelixis, Inc. (I)	190,000	644,100
Gilead Sciences, Inc. (I)	165,792	13,745,815
Incyte Corp., Ltd. (I)	109,100	6,157,604
Intercept Pharmaceuticals, Inc. (I)	5,900	1,396,117
InterMune, Inc. (I)	117,500	5,187,625

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Intrexon Corp. (I)	5,100	$128,163
Ironwood Pharmaceuticals, Inc. (I)	9,800	150,234
Isis Pharmaceuticals, Inc. (I)	26,800	923,260
Neurocrine Biosciences, Inc. (I)	121,200	1,798,608
Novavax, Inc. (I)	140,900	650,958
Ophthotech Corp. (I)	10,700	452,717
Orexigen Therapeutics, Inc. (I)	112,300	694,014
Pharmacyclics, Inc. (I)	60,300	5,409,513
Portola Pharmaceuticals, Inc. (I)	9,300	271,374
Prothena Corp. PLC (I)	37,248	839,942
Puma Biotechnology, Inc. (I)	30,587	2,018,742
Regeneron Pharmaceuticals, Inc. (I)	11,100	3,135,417
Sophiris Bio, Inc. (I)	42,080	94,256
Stemline Therapeutics, Inc. (I)	1,600	23,472
Sunesis Pharmaceuticals, Inc. (I)	58,800	383,376
TESARO, Inc. (I)	32,285	1,004,386
Ultragenyx Pharmaceutical, Inc. (I)(R)	14,112	624,353
United Therapeutics Corp. (I)	14,500	1,283,105
Vanda Pharmaceuticals, Inc. (I)	65,100	1,053,318
Versartis, Inc. (I)	3,300	92,532
Vertex Pharmaceuticals, Inc. (I)	59,504	5,633,839
		92,769,468
Health Care Equipment & Supplies - 11.7%
Align Technology, Inc. (I)	9,100	509,964
Becton, Dickinson and Company	30,800	3,643,640
CareFusion Corp. (I)	54,000	2,394,900
Covidien PLC	35,425	3,194,627
DENTSPLY International, Inc.	43,850	2,076,298
DexCom, Inc. (I)	11,900	471,954
EnteroMedics, Inc. (I)	50,650	79,014
GenMark Diagnostics, Inc. (I)	30,100	407,253
GN Store Nord A/S	63,245	1,812,512
HeartWare International, Inc. (I)	6,200	548,700
IDEXX Laboratories, Inc. (I)	18,200	2,430,974
Intuitive Surgical, Inc. (I)	9,500	3,912,100
Oxford Immunotec Global PLC (I)	9,200	154,836
Sirona Dental Systems, Inc. (I)	46,800	3,859,128
St. Jude Medical, Inc.	26,100	1,807,425
The Cooper Companies, Inc.	21,835	2,959,298
Thoratec Corp. (I)	17,700	617,022
Tornier NV (I)	43,300	1,012,354
Volcano Corp. (I)	44,700	787,167
		32,679,166
Health Care Providers & Services - 20.8%
Acadia Healthcare Company, Inc. (I)	12,300	559,650
Adeptus Health, Inc., Class A (I)	4,400	111,628
Aetna, Inc.	114,000	9,243,120
Air Methods Corp. (I)	30,064	1,552,806
Arseus NV	2,317	132,612
Cardinal Health, Inc.	71,500	4,902,040
Catamaran Corp. (I)	22,838	1,008,526
Community Health Systems, Inc. (I)	9,600	435,552
Envision Healthcare Holdings, Inc. (I)	8,800	316,008
HCA Holdings, Inc. (I)	38,200	2,153,716
Henry Schein, Inc. (I)	20,700	2,456,469
Humana, Inc.	54,200	6,922,424
LifePoint Hospitals, Inc. (I)	5,000	310,500
McKesson Corp.	51,500	9,589,815
Mediclinic International, Ltd.	55,624	427,333
MEDNAX, Inc. (I)	26,400	1,535,160
MWI Veterinary Supply, Inc. (I)	3,500	496,965
Odontoprev SA	81,900	352,138

46

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Team Health Holdings, Inc. (I)	23,700	$1,183,578
UnitedHealth Group, Inc.	114,900	9,393,075
Universal Health Services, Inc., Class B	36,250	3,471,300
WellCare Health Plans, Inc. (I)	10,600	791,396
WellPoint, Inc.	6,300	677,943
		58,023,754
Health Care Technology - 1.3%
athenahealth, Inc. (I)	14,400	1,801,872
Castlight Health, Inc. (I)	27,963	411,551
Castlight Health, Inc., B Shares (I)	4,500	68,400
HMS Holdings Corp. (I)	42,400	865,384
Veeva Systems, Inc., Class A (I)	17,400	442,830
		3,590,037
Life Sciences Tools & Services - 4.5%
Agilent Technologies, Inc.	130,500	7,495,920
Bruker Corp. (I)	38,800	941,676
Covance, Inc. (I)	18,700	1,600,346
Illumina, Inc. (I)	3,650	651,671
Mettler-Toledo International, Inc. (I)	3,400	860,812
Thermo Fisher Scientific, Inc.	9,700	1,144,600
		12,695,025
Pharmaceuticals - 20.8%
AbbVie, Inc.	47,100	2,658,324
Achaogen, Inc. (I)	9,600	134,016
Actavis PLC (I)	27,320	6,093,726
Allergan, Inc.	48,400	8,190,248
Aspen Pharmacare Holdings, Ltd.	47,021	1,322,139
Astellas Pharma, Inc.	59,100	777,198
AVANIR Pharmaceuticals, Inc., Class A (I)	263,609	1,486,755
Bayer AG	11,911	1,680,322
Bristol-Myers Squibb Company	51,100	2,478,861
China Medical System Holdings, Ltd.	602,200	736,683
Forest Laboratories, Inc. (I)	22,400	2,217,600
Horizon Pharma, Inc. (I)	21,300	336,966
Jazz Pharmaceuticals PLC (I)	8,800	1,293,688
Mallinckrodt PLC (I)	17,696	1,416,034
MediWound, Ltd. (I)	6,000	68,280
Merck & Company, Inc.	73,700	4,263,545
Natco Pharma, Ltd.	6,048	100,575
Novartis AG	25,856	2,341,477
Novartis AG, ADR	8,900	805,717
Pacira Pharmaceuticals, Inc. (I)	37,700	3,463,122
Supernus Pharmaceuticals, Inc. (I)	46,800	512,460
Takeda Pharmaceutical Company, Ltd.	28,100	1,304,198
Teva Pharmaceutical Industries, Ltd., ADR	65,200	3,417,784
The Medicines Company (I)	40,155	1,166,904
Valeant Pharmaceuticals International, Inc. (I)	69,280	8,737,594
Zeneca, Inc. (I)	13,151	23,672
Zoetis, Inc.	24,400	787,388
ZS Pharma, Inc. (I)	4,600	132,250
		57,947,526
		257,704,976
Industrials - 3.0%
Industrial Conglomerates - 2.5%
Danaher Corp.	89,200	7,022,716
Professional Services - 0.5%
The Advisory Board Company (I)	26,400	1,367,520
		8,390,236

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.8%
FEI Company	23,000	$2,086,790
TOTAL COMMON STOCKS (Cost $189,107,278)		$275,546,543
PREFERRED SECURITIES - 0.3%
Health Care - 0.2%
Biotechnology - 0.1%
Avalanche Biotechnologies (I)(R)	15,532	116,956
Calithera Biosciences, Inc. (I)(R)	353,034	61,852
Spark Therapeutics, Inc. (I)(R)	44,789	72,110
Pharmaceuticals - 0.1%
Diplomat Pharmacy, Inc., Series A (I)(R)	3	426,960
		677,878
Information Technology - 0.1%
Software - 0.1%
Doximity, Inc. (I)(R)	31,611	152,390
TOTAL PREFERRED SECURITIES (Cost $830,268)		$830,268
CONVERTIBLE BONDS - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
HeartWare International, Inc.	$51,000	$59,574
TOTAL CONVERTIBLE BONDS (Cost $50,068)		$59,574
RIGHTS - 0.0%
Wright Medical Group, Inc. (Expiration
Date: 01/02/2024) (I)(N)	7,500	11,175
TOTAL RIGHTS (Cost $18,750)		$11,175
WARRANTS - 0.0%
Alexza Pharmaceuticals, Inc. (Expiration Date:
10/05/2016; Strike Price $2.77) (I)	1,413	16
EnteroMedics, Inc. (Expiration Date:
06/13/2016; Strike Price $2.19) (I)	30,600	7,918
EnteroMedics, Inc. (Expiration Date:
09/28/2016; Strike Price $1.90) (I)	4,120	1,484
TOTAL WARRANTS (Cost $1,766)		$9,418
SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	$450,000	$450,000
T. Rowe Price Reserve Investment
Fund, 0.0553% (Y)	2,141,045	2,141,045
		2,591,045
TOTAL SHORT-TERM INVESTMENTS (Cost $2,591,045)		$2,591,045
Total Investments (Health Sciences Trust)
(Cost $192,599,175) - 100.0%		$279,048,023
Other assets and liabilities, net - 0.0%		76,022
TOTAL NET ASSETS - 100.0%		$279,124,045

47

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

International Core Trust
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.4%
Australia - 3.7%
Arrium, Ltd.	1,642,929	$1,235,847
BGP Holdings PLC (I)	2,126,418	3
BHP Billiton, Ltd.	350,907	11,967,554
BlueScope Steel, Ltd. (I)	371,833	1,904,441
Flight Centre Travel Group, Ltd.	14,329	600,440
Goodman Fielder, Ltd.	775,598	497,318
Investa Office Fund	185,322	594,362
JB Hi-Fi, Ltd. (L)	70,361	1,216,592
Macquarie Group, Ltd.	28,224	1,587,705
Mirvac Group	704,122	1,184,909
Myer Holdings, Ltd. (L)	482,866	965,727
National Australia Bank, Ltd.	62,772	1,940,204
Pacific Brands, Ltd.	376,346	193,562
QBE Insurance Group, Ltd.	180,266	1,846,334
Stockland	351,720	1,286,401
Tabcorp Holdings, Ltd.	306,779	971,635
The GPT Group	219,676	795,572
Westpac Banking Corp.	71,460	2,285,727
		31,074,333
Austria - 0.6%
OMV AG	50,674	2,289,197
Voestalpine AG	47,548	2,266,762
		4,555,959
Belgium - 0.9%
Belgacom SA	84,370	2,800,806
Delhaize Group SA (L)	48,682	3,294,172
KBC Groep NV (I)	28,411	1,545,590
		7,640,568
Canada - 0.9%
BlackBerry, Ltd. (I)(L)	197,600	2,025,907
First Quantum Minerals, Ltd.	73,100	1,563,321
Magna International, Inc. (L)	23,400	2,518,836
Methanex Corp. (L)	20,800	1,285,953
		7,394,017
China - 0.1%
Yangzijiang Shipbuilding Holdings, Ltd.	895,000	775,372
Denmark - 1.2%
Coloplast A/S	13,299	1,203,361
Novo Nordisk A/S, Class B	61,441	2,835,684
Pandora A/S	36,578	2,807,133
Vestas Wind Systems A/S (I)	65,838	3,322,094
		10,168,272
Finland - 0.8%
Neste Oil OYJ (L)	41,870	816,892
Nokia OYJ	662,990	5,016,688
Tieto OYJ	24,715	730,967
		6,564,547
France - 11.2%
Air France-KLM (I)	206,016	2,596,653
Alcatel-Lucent (I)	585,574	2,105,183
AXA SA	188,593	4,506,113
BNP Paribas SA	59,055	4,013,303
Bouygues SA	43,916	1,827,354
Cie Generale des Etablissements Michelin	13,045	1,557,602
Credit Agricole SA (L)	135,068	1,907,006
GDF Suez	247,451	6,817,661
Lagardere SCA	25,966	846,013
Orange SA	375,836	5,946,594
Peugeot SA (I)	337,347	4,991,264

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
France (continued)
Rallye SA	14,338	$782,274
Safran SA (L)	25,996	1,701,821
Societe Generale SA (L)	144,967	7,602,456
Total SA	511,277	36,990,712
Valeo SA (L)	20,567	2,759,568
Vinci SA	33,060	2,471,525
Vivendi SA (I)	149,083	3,648,292
		93,071,394
Germany - 8.2%
Allianz SE	11,270	1,881,119
Aurubis AG	41,050	2,090,391
Commerzbank AG (I)	158,139	2,478,528
Continental AG	19,042	4,402,713
Daimler AG	123,107	11,499,987
Deutsche Lufthansa AG	115,536	2,480,216
Deutsche Post AG	81,341	2,935,996
Deutsche Telekom AG	123,022	2,157,685
Duerr AG	20,143	1,783,380
E.ON SE	671,664	13,846,726
Infineon Technologies AG	76,704	957,507
K&S AG	29,843	979,996
Leoni AG	29,573	2,349,901
Metro AG (I)	44,491	1,936,179
Muenchener Rueckversicherungs AG	10,202	2,259,216
Nordex SE (I)	38,651	856,099
ProSiebenSat.1 Media AG	55,247	2,458,990
RWE AG	193,042	8,279,206
Salzgitter AG	20,867	880,154
Sky Deutschland AG (I)	161,706	1,490,027
		68,004,016
Hong Kong - 2.8%
AIA Group, Ltd.	210,400	1,058,536
Cheung Kong Holdings, Ltd.	210,000	3,723,035
Esprit Holdings, Ltd.	741,115	1,051,743
Galaxy Entertainment Group, Ltd.	461,000	3,672,646
Hutchison Whampoa, Ltd.	179,000	2,445,795
Noble Group, Ltd.	2,087,000	2,297,148
Sun Hung Kai Properties, Ltd.	337,802	4,639,681
Swire Pacific, Ltd., Class A	158,000	1,943,697
Wharf Holdings, Ltd.	107,000	773,249
Xinyi Glass Holdings Company, Ltd.	2,536,000	1,488,649
Yue Yuen Industrial Holdings, Ltd.	177,782	601,725
		23,695,904
Ireland - 0.9%
Shire PLC	99,393	7,796,687
Isle of Man - 0.1%
Playtech PLC	49,407	520,560
Israel - 0.6%
Africa Israel Investments, Ltd. (I)	186,914	383,304
Bezeq The
Israeli Telecommunication Corp., Ltd.	977,920	1,830,263
Partner Communications Company, Ltd. (I)	95,542	750,501
Teva Pharmaceutical Industries, Ltd.	43,261	2,272,628
		5,236,696
Italy - 6.0%
A2A SpA	671,359	773,148
Azimut Holding SpA	57,169	1,471,595
Banca Popolare di Milano SpA (I)	1,502,899	1,345,497
Enel SpA	2,245,987	13,064,094
Eni SpA	258,121	7,059,525

48

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Fiat SpA (I)	338,507	$3,337,511
Finmeccanica SpA (I)	448,324	4,257,260
Intesa Sanpaolo SpA	1,239,282	3,823,593
Mediaset SpA (I)	413,775	2,015,223
Mediolanum SpA	158,696	1,222,103
Recordati SpA	29,505	495,855
Telecom Italia RSP	2,322,966	2,297,837
Telecom Italia SpA (I)(L)	4,012,011	5,078,004
UniCredit SpA	243,265	2,034,029
Unione di Banche Italiane SCPA	196,058	1,694,150
		49,969,424
Japan - 17.8%
Adastria Holdings Company, Ltd.	17,920	420,643
COLOPL, Inc. (I)(L)	67,700	1,859,958
CROOZ, Inc. (L)	14,400	604,981
CyberAgent, Inc.	65,100	2,635,304
Daikyo, Inc.	406,000	954,673
Daito Trust Construction Company, Ltd.	28,600	3,363,047
Daiwabo Holdings Company, Ltd.	191,000	371,987
Dena Company, Ltd. (L)	179,700	2,431,496
DIC Corp.	283,000	754,547
FANUC Corp.	14,700	2,538,512
Fuji Electric Company, Ltd.	238,000	1,129,327
Fuji Heavy Industries, Ltd.	108,484	3,008,126
Fuji Oil Company, Ltd.	24,600	351,310
Fujitsu, Ltd.	125,000	936,605
Gree, Inc. (L)	276,400	2,423,742
Gunze, Ltd.	81,000	232,707
Hanwa Company, Ltd.	166,000	719,007
Haseko Corp.	246,300	1,981,875
Hoya Corp.	44,400	1,476,202
Inpex Corp.	155,100	2,359,412
ITOCHU Corp.	394,300	5,061,938
JX Holdings, Inc.	904,300	4,839,111
K’s Holdings Corp.	53,000	1,538,698
Kakaku.com, Inc.	70,700	1,239,794
Kao Corp.	32,850	1,293,756
Kawasaki Kisen Kaisha, Ltd.	988,000	2,069,195
KDDI Corp.	55,490	3,385,642
Keyence Corp.	6,500	2,842,370
Kinugawa Rubber Industrial Company, Ltd.	64,000	326,712
Kobe Steel, Ltd.	645,000	970,053
Kohnan Shoji Company, Ltd.	27,000	273,486
Kurimoto, Ltd.	59,000	139,147
Leopalace21 Corp. (I)	297,900	1,536,535
Marubeni Corp.	522,176	3,821,791
Mazda Motor Corp.	436,512	2,048,515
Medipal Holdings Corp.	55,400	785,451
MEIJI Holdings Company, Ltd.	12,200	808,826
Mitsubishi Chemical Holdings Corp.	379,100	1,681,324
Mitsubishi Corp.	313,405	6,523,339
Mitsubishi Electric Corp.	169,000	2,087,612
Mitsui & Company, Ltd.	246,300	3,948,591
Mitsui Engineering &
Shipbuilding Company, Ltd.	440,000	988,163
Mitsui Mining & Smelting Company, Ltd.	342,000	977,418
Mitsui O.S.K. Lines, Ltd.	430,000	1,601,955
Murata Manufacturing Company, Ltd.	23,300	2,185,088
Namco Bandai Holdings, Inc.	46,800	1,097,255
Nidec Corp.	52,200	3,210,317
Nippon Light Metal Holdings Company, Ltd.	454,100	691,670
Nippon Paper Industries Company, Ltd. (L)	99,500	1,871,299
Nippon Telegraph & Telephone Corp.	69,800	4,350,482

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nipro Corp. (L)	74,200	$666,094
Nitori Holdings Company, Ltd.	28,100	1,537,404
North Pacific Bank Ltd.	68,600	296,119
NTT DOCOMO, Inc.	184,700	3,152,976
Orient Corp. (I)	460,400	1,241,530
Panasonic Corp.	273,500	3,315,379
Pigeon Corp.	20,300	1,070,819
Resona Holdings, Inc.	855,700	4,986,450
Round One Corp.	106,000	675,374
Ryohin Keikaku Company, Ltd.	14,200	1,612,377
Sanix, Inc. (I)(L)	56,500	765,072
Seiko Epson Corp.	68,100	2,897,260
SMC Corp.	5,200	1,393,400
SoftBank Corp.	36,400	2,712,635
Sojitz Corp.	1,509,600	2,669,623
Sumitomo Corp.	358,200	4,833,246
Sumitomo Mitsui Company, Ltd. (I)	954,300	1,093,785
Taiheiyo Cement Corp.	313,000	1,262,028
Taisei Corp.	309,000	1,712,525
Takeda Pharmaceutical Company, Ltd.	38,511	1,787,401
The Daiei, Inc. (I)	105,200	317,959
Tokyo Electric Power Company, Inc. (I)	727,400	3,023,507
Tokyo Tatemono Company, Ltd.	125,000	1,157,796
TonenGeneral Sekiyu KK	66,867	635,080
Tosoh Corp.	177,000	858,478
Toyota Tsusho Corp.	128,900	3,709,289
UNY Group Holdings Company, Ltd.	176,500	1,106,676
Yamada Denki Company, Ltd.	907,000	3,233,222
		148,472,498
Luxembourg - 0.2%
ArcelorMittal	94,753	1,412,593
Macau - 0.4%
Sands China, Ltd.	460,400	3,486,825
Netherlands - 8.4%
Aegon NV	346,709	3,024,499
Corbion NV	31,560	665,104
Delta Lloyd NV	40,695	1,033,226
ING Groep NV (I)	234,443	3,289,818
Koninklijke BAM Groep NV	181,374	887,051
Koninklijke KPN NV (I)	996,887	3,634,714
PostNL NV (I)	523,447	2,472,200
Royal Dutch Shell PLC, B Shares	292,629	12,717,680
Royal Dutch Shell PLC, Class A	833,140	34,427,626
SNS REAAL NV (I)	69,081	0
Unilever NV	147,237	6,445,013
Wereldhave NV	12,108	1,126,476
		69,723,407
New Zealand - 0.2%
Chorus, Ltd. (L)	198,175	301,082
Telecom Corp. of New Zealand, Ltd.	701,823	1,647,147
		1,948,229
Norway - 1.2%
Statoil ASA	182,500	5,609,841
TGS-NOPEC Geophysical Company ASA (L)	51,317	1,638,457
Yara International ASA (L)	51,509	2,580,528
		9,828,826
Portugal - 0.6%
EDP - Energias de Portugal SA	848,724	4,258,564
Portugal Telecom SGPS SA (L)	142,676	523,365
		4,781,929

49

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Singapore - 0.4%
Ezion Holdings, Ltd.	367,600	$613,825
Ezra Holdings, Ltd.	495,000	440,542
Golden Agri-Resources, Ltd.	5,525,000	2,464,082
		3,518,449
Spain - 7.6%
ACS Actividades de Construccion
y Servicios SA	87,931	4,024,620
Amadeus IT Holding SA, A Shares	44,805	1,847,009
Banco Bilbao Vizcaya Argentaria SA	408,470	5,206,119
Banco Santander SA	2,016,049	21,066,210
Enagas SA	47,704	1,535,537
Fomento de Construcciones
y Contratas SA (I)(L)	23,055	537,626
Gas Natural SDG SA	143,119	4,521,593
Iberdrola SA	913,933	6,991,162
Repsol SA	75,597	1,993,242
Telefonica SA	901,680	15,479,903
		63,203,021
Sweden - 0.8%
Boliden AB	61,001	884,983
Investor AB, B Shares	63,399	2,375,635
NCC AB, B Shares	29,765	1,024,485
Skandinaviska Enskilda Banken AB, Series A	119,056	1,589,129
TeliaSonera AB	159,260	1,162,913
		7,037,145
Switzerland - 1.8%
Actelion, Ltd. (I)	26,091	3,302,329
Adecco SA (I)	24,175	1,989,455
Logitech International SA	99,306	1,290,607
Novartis AG	23,735	2,149,402
Swiss Life Holding AG (I)	7,739	1,834,465
Zurich Insurance Group AG (I)	13,384	4,031,074
		14,597,332
United Kingdom - 20.0%
Aberdeen Asset Management PLC	154,559	1,199,502
Admiral Group PLC	44,124	1,169,139
Anglo American PLC	166,689	4,085,273
Ashtead Group PLC	108,788	1,627,458
ASOS PLC (I)	14,530	735,857
Associated British Foods PLC	28,198	1,470,596
AstraZeneca PLC	369,034	27,455,255
Aviva PLC	331,595	2,893,093
BAE Systems PLC	809,835	5,998,229
BBA Aviation PLC	42,142	222,849
BG Group PLC	257,152	5,426,256
BHP Billiton PLC	272,217	8,849,501
BP PLC	2,965,571	26,114,572
BT Group PLC	813,259	5,343,972
Bunzl PLC	46,584	1,293,241
Dixons Retail PLC (I)	1,954,321	1,664,158
Drax Group PLC	74,565	816,345
easyJet PLC	54,704	1,277,485
GlaxoSmithKline PLC	180,760	4,812,767
Home Retail Group PLC	400,326	1,209,612
Imperial Tobacco Group PLC	37,242	1,675,444
International Consolidated
Airlines Group SA (I)	265,810	1,686,705
ITV PLC	626,299	1,908,615
Lancashire Holdings, Ltd.	79,368	887,711
Legal & General Group PLC	514,302	1,981,346
Lloyds Banking Group PLC (I)	3,918,434	4,980,612

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Mondi PLC	47,493	$862,230
Next PLC	33,115	3,665,933
Persimmon PLC (I)	32,202	701,349
Prudential PLC	102,279	2,343,360
Rio Tinto PLC	261,756	14,133,316
Rio Tinto, Ltd.	71,592	4,016,307
Taylor Wimpey PLC	542,105	1,056,588
Tesco PLC	575,107	2,795,126
Thomas Cook Group PLC (I)	703,986	1,606,774
Trinity Mirror PLC (I)	94,654	246,356
Tullett Prebon PLC	58,097	263,093
Unilever PLC	151,043	6,846,698
Vodafone Group PLC	2,439,275	8,152,736
WH Smith PLC	78,912	1,443,996
Whitbread PLC	21,242	1,602,508
		166,521,963
TOTAL COMMON STOCKS (Cost $682,743,861)		$810,999,966
PREFERRED SECURITIES - 0.7%
Germany - 0.7%
Porsche Automobil Holding SE (L)	32,520	3,381,186
Volkswagen AG	7,726	2,023,568
		5,404,754
TOTAL PREFERRED SECURITIES (Cost $3,923,773)		$5,404,754
RIGHTS - 0.0%
Repsol SA (Expiration Date: 07/10/2014) (I)	78,195	53,215
TOTAL RIGHTS (Cost $51,699)		$53,215
WARRANTS - 0.1%
France - 0.1%
Peugeot SA (Expiration Date: 04/29/2017;
Strike Price: EUR 6.43) (I)	297,806	652,865
Hong Kong - 0.0%
Sun Hung Kai Properties, Ltd. (Expiration
Date: 04/22/2016; Strike Price:
HKD 98.60) (I)	30,583	39,933
TOTAL WARRANTS (Cost $328,432)		$692,798
SECURITIES LENDING COLLATERAL - 4.1%
John Hancock Collateral
Investment Trust, 0.0995% (W)(Y)	3,438,453	34,409,975
TOTAL SECURITIES LENDING
COLLATERAL (Cost $34,409,589)		$34,409,975
SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	12,739,071	12,739,071
TOTAL SHORT-TERM INVESTMENTS (Cost $12,739,071)		$12,739,071
Total Investments (International Core Trust)
(Cost $734,196,425) - 103.8%		$864,299,779
Other assets and liabilities, net - (3.8%)		(31,267,440)
TOTAL NET ASSETS - 100.0%		$833,032,339

50

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.3%
Australia - 5.4%
AGL Energy, Ltd.	22,530	$329,095
ALS, Ltd.	15,602	130,325
Alumina, Ltd. (I)	97,775	124,865
Amcor, Ltd.	46,092	453,340
AMP, Ltd.	110,833	554,037
APA Group, Ltd.	34,684	225,579
Asciano, Ltd.	34,768	184,738
ASX, Ltd.	6,730	226,259
Aurizon Holdings, Ltd.	67,567	317,280
Australia & New Zealand Banking Group, Ltd.	100,930	3,173,691
Bank of Queensland, Ltd.	13,420	154,225
Bendigo and Adelaide Bank, Ltd.	16,850	193,858
BHP Billiton, Ltd.	117,871	4,019,947
Boral, Ltd.	30,626	151,518
Brambles, Ltd.	58,198	504,220
Caltex Australia, Ltd.	5,216	106,131
CFS Retail Property Trust Group	69,082	132,846
Coca-Cola Amatil, Ltd.	24,332	217,259
Cochlear, Ltd.	2,020	117,596
Commonwealth Bank of Australia	58,731	4,479,299
Computershare, Ltd.	16,712	196,703
Crown Resorts, Ltd.	14,609	208,229
CSL, Ltd.	17,919	1,124,828
Dart Energy, Ltd. (I)	8,396	1,427
Dexus Property Group	183,993	192,571
DuluxGroup, Ltd.	231	1,234
Federation Centres, Ltd.	48,148	112,994
Flight Centre Travel Group, Ltd.	2,493	104,466
Fortescue Metals Group, Ltd.	49,386	203,971
Goodman Group	69,668	331,688
Harvey Norman Holding, Ltd.	15,159	44,310
Iluka Resources, Ltd.	17,126	131,595
Incitec Pivot, Ltd.	64,342	175,908
Insurance Australia Group, Ltd.	83,916	462,205
Leighton Holdings, Ltd.	3,702	68,737
Lend Lease Corp.	23,922	295,735
Macquarie Group, Ltd.	10,620	597,415
Metcash, Ltd.	25,277	62,946
Mirvac Group	125,759	211,630
National Australia Bank, Ltd.	86,224	2,665,076
Newcrest Mining, Ltd. (I)	29,796	299,260
Nufarm, Ltd.	571	2,506
Orica, Ltd.	14,958	274,724
Origin Energy, Ltd.	41,087	566,325
Orora Ltd.	45,235	60,695
Qantas Airways, Ltd. (I)	44,750	53,233
QBE Insurance Group, Ltd.	43,543	445,980
Ramsay Health Care, Ltd.	5,481	235,415
Recall Holdings, Ltd. (I)	11,639	52,452
Santos, Ltd.	37,201	500,450
Scentre Group (I)	188,799	569,688
Seek, Ltd.	11,910	178,103
Sonic Healthcare, Ltd.	13,653	223,338
SP AusNet	81,003	101,260
Stockland	94,354	345,096
Suncorp Group, Ltd.	50,892	649,884
Sydney Airport	25,930	103,171
Tabcorp Holdings, Ltd.	32,797	103,875
Tatts Group, Ltd.	54,858	169,134
Telstra Corp., Ltd.	159,868	785,393
The GPT Group	50,956	184,541
Toll Holdings, Ltd.	25,442	122,442
Transurban Group	67,056	467,276

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Treasury Wine Estates, Ltd.	24,526	$115,823
Wesfarmers, Ltd.	42,484	1,676,477
Westfield Corp. (I)	75,777	510,895
Westpac Banking Corp.	113,934	3,644,305
Woodside Petroleum, Ltd.	24,611	954,202
Woolworths, Ltd.	45,737	1,518,766
WorleyParsons, Ltd.	7,028	115,275
		38,019,760
Austria - 0.2%
Andritz AG	2,752	159,014
Erste Group Bank AG	8,613	278,483
Immoeast AG (I)	16,437	0
IMMOFINANZ AG (I)	24,655	87,052
OMV AG	5,543	250,405
Raiffeisen Bank International AG	2,225	70,933
Telekom Austria AG	11,560	113,071
Vienna Insurance Group AG	1,321	70,724
Voestalpine AG	4,357	207,712
		1,237,394
Belgium - 0.9%
Ageas	9,884	311,036
Anheuser-Busch InBev NV	35,440	3,364,288
Belgacom SA	5,996	199,047
Colruyt SA	2,769	140,641
Delhaize Group SA	3,906	264,308
Groupe Bruxelles Lambert SA	3,135	325,831
KBC Groep NV (I)	9,550	519,531
Solvay SA	2,305	396,714
Telenet Group Holding NV	2,144	122,190
UCB SA	3,593	303,975
Umicore SA	4,660	216,839
		6,164,400
Bermuda - 0.1%
Seadrill, Ltd. (L)	13,637	540,442
Brazil - 1.2%
All America Latina Logistica SA	18,200	68,616
AMBEV SA	161,130	1,149,314
Anhanguera Educacional Participacoes SA	15,000	124,915
Banco Bradesco SA	23,540	343,485
Banco do Brasil SA	21,413	240,830
Banco Santander Brasil SA	28,594	195,674
BM&FBovespa SA	65,076	341,358
BR Malls Participacoes SA	15,410	131,119
BR Properties SA	7,500	45,180
Braskem SA, ADR (L)	1,584	20,354
BRF SA	23,920	578,107
CCR SA	32,600	265,580
Centrais Eletricas Brasileiras SA	6,700	19,377
Centrais Eletricas Brasileiras SA, B
Shares, ADR	1,429	6,802
Centrais Eletricas Brasileiras SA, Ordinary
Shares, ADR	2,381	6,953
CETIP SA - Mercados Organizados	8,210	116,861
Cetip Sa - Mercados Organizados	1	14
Cia Brasileira de Distribuicao	628	29,095
Cia de Saneamento Basico do Estado de
Sao Paulo	12,870	137,175
Cia de Saneamento de Minas Gerais-COPASA	2,500	45,825
Cia Hering	5,400	54,354
Cia Siderurgica Nacional SA	16,100	68,495
Cia Siderurgica Nacional SA, ADR (L)	11,800	50,268

51

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Cielo SA	26,100	$537,475
Cosan SA Industria e Comercio	4,911	89,129
CPFL Energia SA	9,500	87,411
Cyrela Brazil Realty SA Empreendimentos
e Participacoes	11,600	72,556
Duratex SA	12,463	50,879
EcoRodovias Infraestrutura e Logistica SA	7,200	49,336
EDP - Energias do Brasil SA	8,700	42,722
Embraer SA	10,800	98,688
Embraer SA, ADR	2,626	95,665
Fibria Celulose SA (I)	3,172	30,765
Fibria Celulose SA, ADR (I)(L)	6,862	66,699
Hypermarcas SA	13,608	118,558
JBS SA	15,473	53,222
Klabin SA	17,800	89,423
Localiza Rent a Car SA	5,576	91,962
Lojas Renner SA	4,700	150,604
MRV Engenharia e Participacoes SA	13,201	44,571
Multiplan Empreendimentos Imobiliarios SA	3,152	73,183
Natura Cosmeticos SA	6,500	109,584
Odontoprev SA	11,500	49,446
Oi SA, ADR	11,580	9,937
Oi SA, Series C, ADR	1,146	1,108
Petroleo Brasileiro SA	107,029	786,672
Porto Seguro SA	4,419	63,720
Raia Drogasil SA	8,100	66,868
Souza Cruz SA	14,400	148,399
Sul America SA	6,310	44,694
Telefonica Brasil SA, ADR	6,017	123,409
Tim Participacoes SA	32,920	192,499
Totvs SA	4,500	77,393
Tractebel Energia SA	6,400	95,587
Ultrapar Participacoes SA	12,100	288,056
Usinas Siderurgicas de Minas
Gerais SA, ADR (I)	800	2,760
Vale SA	47,000	621,987
WEG SA	10,530	134,824
		8,699,542
Canada - 7.2%
Agnico-Eagle Mines, Ltd.	6,800	260,389
Agrium, Inc. (L)	5,500	503,842
Alimentation Couche Tard, Inc., Class B	14,500	397,203
AltaGas, Ltd.	4,300	197,783
ARC Resources, Ltd. (L)	11,900	362,336
ATCO, Ltd.	2,800	135,716
Athabasca Oil Corp. (I)	14,200	101,937
Bank of Montreal (L)	23,700	1,745,322
Bank of Nova Scotia (L)	43,600	2,906,803
Barrick Gold Corp.	38,540	705,751
Baytex Energy Corp. (L)	4,700	216,930
BCE, Inc. (L)	8,811	399,656
Bell Aliant, Inc. (L)	3,600	94,095
BlackBerry, Ltd. (I)(L)	19,900	204,026
Bombardier, Inc., Class B (L)	49,200	173,829
Brookfield Asset Management, Inc.	20,299	894,294
CAE, Inc.	11,300	147,836
Cameco Corp. (L)	16,400	321,683
Canadian Imperial Bank of Commerce (L)	14,500	1,319,479
Canadian National Railway Company	31,000	2,016,213
Canadian Natural Resources, Ltd.	38,960	1,790,177
Canadian Oil Sands, Ltd.	19,100	432,818
Canadian Pacific Railway, Ltd.	6,600	1,195,676
Canadian Tire Corp., Ltd.	3,000	287,812

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Canadian Utilities, Ltd., Class A	4,800	$179,935
Cenovus Energy, Inc.	26,800	868,762
CGI Group, Inc., Class A (I)	7,100	251,649
CI Financial Corp.	6,700	220,079
Crescent Point Energy Corp. (L)	13,800	611,595
Dollarama, Inc.	2,600	214,057
Eldorado Gold Corp.	25,100	191,946
Empire Company, Ltd.	1,000	68,001
Enbridge, Inc. (L)	28,700	1,361,774
Encana Corp.	28,600	677,577
Enerplus Corp. (L)	7,700	194,042
Fairfax Financial Holdings, Ltd.	800	379,529
Finning International, Inc.	7,200	201,348
First Capital Realty, Inc. (L)	4,700	82,015
First Quantum Minerals, Ltd.	20,554	439,569
Fortis, Inc.	6,900	209,965
Franco-Nevada Corp. (L)	5,900	338,667
George Weston, Ltd.	2,100	154,905
Gildan Activewear, Inc.	5,000	294,597
Goldcorp, Inc.	30,884	861,933
Great-West Lifeco, Inc. (L)	11,700	330,918
H&R Real Estate Investment Trust	4,300	93,330
Husky Energy, Inc. (L)	13,800	445,666
IGM Financial, Inc. (L)	3,300	157,972
Imperial Oil, Ltd.	11,330	597,053
Industrial Alliance Insurance and
Financial Services, Inc.	3,100	135,847
Intact Financial Corp.	5,000	344,782
Inter Pipeline Ltd.	11,200	347,635
Keyera Corp.	2,900	213,644
Kinross Gold Corp. (I)	43,729	181,137
Loblaw Companies, Ltd.	6,740	300,791
Magna International, Inc.	7,900	850,376
Manulife Financial Corp. (O)	68,300	1,357,615
MEG Energy Corp. (I)	6,100	222,322
Methanex Corp.	3,500	216,386
Metro, Inc.	3,800	234,934
National Bank of Canada (L)	11,800	500,509
New Gold, Inc (I)	18,000	114,203
Onex Corp.	3,500	216,550
Open Text Corp.	4,800	230,317
Pembina Pipeline Corp. (L)	11,700	503,394
Pengrowth Energy Trust (L)	17,100	122,595
Penn West Petroleum, Ltd. (L)	19,010	185,637
Peyto Exploration & Development Corp. (L)	5,200	196,441
Potash Corp. of Saskatchewan, Inc.	30,800	1,171,327
Power Corp. of Canada (L)	12,000	333,443
Power Financial Corp. (L)	10,400	323,681
RioCan Real Estate Investment Trust	5,300	135,648
Rogers Communications, Inc., Class B (L)	14,100	567,409
Royal Bank of Canada	52,000	3,717,314
Saputo, Inc.	5,300	317,538
Shaw Communications, Inc., Class B	14,600	374,355
Silver Wheaton Corp.	13,900	365,786
SNC-Lavalin Group, Inc.	6,400	336,599
Spyglass Resources Corp.	968	1,569
Sun Life Financial, Inc. (L)	21,500	790,244
Suncor Energy, Inc.	55,087	2,348,961
Talisman Energy, Inc.	39,600	418,620
Teck Resources, Ltd.	19,761	451,130
TELUS Corp.	7,600	283,259
The Toronto-Dominion Bank (L)	67,700	3,485,086
Tim Hortons, Inc.	5,300	289,922

52

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Tourmaline Oil Corp. (I)	4,900	$258,352
TransAlta Corp. (L)	10,400	127,484
TransCanada Corp. (L)	26,000	1,240,973
Turquoise Hill Resources, Ltd. (I)	33,720	112,816
Vermilion Energy, Inc. (L)	4,000	278,337
Yamana Gold, Inc. (L)	29,844	245,565
		50,689,023
Chile - 0.3%
Banco Santander Chile, ADR (L)	13,061	345,463
Cencosud SA	61,383	201,571
Cia Cervecerias Unidas SA, ADR (L)	6,197	145,134
Corpbanca SA, ADR	2,999	55,901
Empresa Nacional de Electricidad SA, ADR	6,770	306,004
Enersis SA, ADR	26,429	445,329
Latam Airlines Group SA, ADR (L)	11,197	150,264
Sociedad Quimica y Minera de
Chile SA, ADR (L)	4,454	130,547
Vina Concha y Toro SA, ADR (L)	2,105	84,137
		1,864,350
China - 3.0%
AAC Technologies Holdings, Inc.	27,342	177,767
Agile Property Holdings, Ltd.	68,589	48,332
Agricultural Bank of China, Ltd., H Shares	807,000	356,188
Air China, Ltd., H Shares	84,534	49,630
Aluminum Corp. of China, Ltd., H Shares (I)	185,220	66,578
Anhui Conch Cement Company, Ltd.,
H Shares (L)	56,790	195,894
ANTA Sports Products, Ltd.	17,000	26,883
Bank of China, Ltd., H Shares	2,759,563	1,235,494
Bank of Communications Company, Ltd.,
H Shares	337,527	233,857
BBMG Corp., H Shares	22,000	14,082
Beijing Capital International Airport
Company, Ltd., H Shares	134,789	92,143
Byd Company, Ltd., H Shares	24,105	138,552
China BlueChemical, Ltd., H Shares	124,000	67,502
China Cinda Asset Management
Company, Ltd., H Shares (I)	149,000	74,007
China CITIC Bank Corp., Ltd., H Shares	310,800	188,449
China Coal Energy Company, Ltd.,
H Shares (L)	179,000	92,764
China Communications Construction
Company, Ltd., H Shares	200,335	134,784
China Communications Services Corp., Ltd.,
H Shares	129,600	62,750
China Construction Bank Corp., H Shares	2,567,914	1,941,988
China COSCO Holdings Company, Ltd.,
H Shares (I)	115,631	45,210
China Life Insurance Company, Ltd., H Shares	282,624	739,434
China Longyuan Power Group Corp., H Shares	99,000	107,340
China Mengniu Dairy Company, Ltd.	44,502	205,428
China Merchants Bank Company, Ltd.,
H Shares	196,323	387,542
China Minsheng Banking Corp., Ltd., H Shares	253,080	229,318
China National Building Material
Company, Ltd., H Shares	116,000	102,288
China Oilfield Services, Ltd., H Shares	56,000	134,532
China Pacific Insurance Group Company, Ltd.,
H Shares	103,500	365,921
China Petroleum & Chemical Corp., H Shares	881,361	839,081
China Railway Construction Corp., H Shares	113,000	99,778
China Railway Group, Ltd., H Shares	179,000	87,958

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
China Shenhua Energy Company, Ltd.,
H Shares	127,500	$368,320
China Shipping Container Lines Company, Ltd.,
H Shares (I)	145,123	37,635
China Telecom Corp., Ltd., H Shares	605,604	296,999
CITIC Securities Company, Ltd., H Shares	11,000	24,294
CNOOC, Ltd.	680,258	1,226,390
Country Garden Holdings Company, Ltd.	222,726	87,902
CSR Corp., Ltd., H Shares	91,000	68,367
Datang International Power Generation
Company, Ltd., H Shares	220,864	86,325
Dongfeng Motor Group Company, Ltd.,
H Shares	123,220	220,703
ENN Energy Holdings, Ltd.	38,000	272,867
Evergrande Real Estate Group, Ltd. (L)	232,959	90,785
Fosun International, Ltd.	122,500	162,087
Golden Eagle Retail Group, Ltd.	36,000	43,002
GOME Electrical Appliances Holdings, Ltd.	386,127	62,727
Great Wall Motor Company, Ltd., H Shares	24,000	89,248
Guangzhou Automobile Group Company, Ltd.,
H Shares	101,650	118,047
Guangzhou R&F Properties Company, Ltd.,
H Shares	43,600	53,731
Hengan International Group Company, Ltd.	25,000	263,748
Huaneng Power International, Inc., H Shares	149,436	168,426
Industrial & Commercial Bank of China, Ltd.,
H Shares	2,777,735	1,756,458
Jiangsu Expressway Company, Ltd., H Shares	81,145	96,552
Jiangxi Copper Company, Ltd., H Shares	54,075	85,758
Lenovo Group, Ltd.	257,436	349,698
Longfor Properties Company, Ltd.	53,600	65,619
PetroChina Company, Ltd., H Shares	802,261	1,008,195
PICC Property & Casualty Company, Ltd.,
H Shares	115,819	175,782
Ping An Insurance Group Company, H Shares	65,645	507,802
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	80,000	78,084
Shanghai Electric Group Company, Ltd.,
H Shares	144,864	58,410
Shui On Land, Ltd.	188,275	45,903
Sino-Ocean Land Holdings, Ltd.	177,213	89,857
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	269,901	75,163
Sinopharm Group Company, Ltd., H Shares	30,000	83,243
SOHO China, Ltd.	140,000	109,618
Sun Art Retail Group, Ltd.	86,000	97,926
Tencent Holdings, Ltd.	196,500	2,996,948
Tingyi Cayman Islands Holding Corp.	76,000	212,920
Tsingtao Brewery Company, Ltd., H Shares	12,000	93,918
Want Want China Holdings, Ltd.	243,000	349,818
Weichai Power Company, Ltd., H Shares	19,680	75,880
Yangzijiang Shipbuilding Holdings, Ltd.	65,000	56,312
Yanzhou Coal Mining Company, Ltd., H Shares	85,990	64,675
Zhejiang Expressway Company, Ltd., H Shares	103,718	104,644
Zijin Mining Group Company, Ltd., H Shares	285,469	65,084
Zoomlion Heavy Industry Science and
Technology Company, Ltd., H Shares	33,000	20,433
ZTE Corp., H Shares	40,406	79,638
		21,087,415
Colombia - 0.2%
Bancolombia SA, ADR (L)	18,325	1,059,185
Ecopetrol SA, ADR (L)	8,500	306,425

53

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Colombia (continued)
Pacific Rubiales Energy Corp.	11,600	$235,685
		1,601,295
Czech Republic - 0.1%
CEZ AS	6,817	205,731
Komercni Banka AS	688	158,228
Telefonica Czech Republic AS	2,389	33,837
		397,796
Denmark - 1.1%
A.P. Moeller - Maersk A/S, Series A	120	282,428
A.P. Moeller - Maersk A/S, Series B	245	609,139
Carlsberg A/S, Class B	4,179	450,094
Coloplast A/S	4,165	376,870
Danske Bank A/S	24,066	680,310
DSV A/S, ADR	7,635	248,965
Novo Nordisk A/S	73,100	3,373,781
Novozymes A/S, B Shares	8,960	449,402
Pandora A/S	4,127	316,721
TDC A/S	17,500	181,027
Tryg A/S	900	90,933
Vestas Wind Systems A/S (I)	8,020	404,678
William Demant Holdings A/S (I)	1,000	90,809
		7,555,157
Egypt - 0.0%
Commercial International Bank	9,837	49,586
EL EZZ Steel Company (I)	2,373	5,672
Orascom Telecom Holding SAE (I)	23,717	17,156
Telecom Egypt	4,467	8,479
		80,893
Finland - 0.6%
Elisa OYJ, Class A	6,060	185,275
Fortum OYJ	16,798	450,404
Kone OYJ (L)	11,934	497,601
Metso OYJ	4,686	177,404
Neste Oil OYJ	4,388	85,611
Nokia OYJ	142,752	1,080,171
Nokian Renkaat OYJ	3,680	143,472
Orion OYJ, Class B	2,574	95,940
Sampo OYJ, Class A	15,692	793,268
Stora Enso OYJ, Series R	20,482	199,129
UPM-Kymmene OYJ	19,972	341,153
Valmet Corp.	4,686	56,013
Wartsila OYJ Abp	6,451	319,724
		4,425,165
France - 6.9%
Accor SA	5,695	296,000
Aeroports de Paris	1,056	139,220
Air Liquide SA	12,496	1,688,570
Airbus Group NV	22,006	1,475,458
Alcatel-Lucent (I)	102,269	367,665
Alstom SA	8,387	304,594
ANF Immobilier	22	700
Arkema SA	2,236	217,264
AtoS	2,022	168,414
AXA SA	66,650	1,592,490
BNP Paribas SA	36,324	2,468,533
Bollore Sa	195	126,503
Bouygues SA	8,266	343,950
Bureau Veritas SA	8,832	245,295
Cap Gemini SA	5,485	391,430
Carrefour SA	24,143	890,254

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
France (continued)
Casino Guichard Perrachon SA	2,363	$313,287
Christian Dior SA	2,157	429,456
Cie de Saint-Gobain	14,327	808,361
Cie Generale des Etablissements Michelin	6,997	835,457
CNP Assurances	6,491	134,720
Credit Agricole SA	37,788	533,523
Danone SA	21,378	1,589,634
Dassault Systemes SA	2,409	309,752
Edenred	6,590	199,835
Electricite de France SA	9,425	296,773
Essilor International SA	7,727	818,876
Eurazeo	1,380	114,835
Eutelsat Communications	5,655	196,509
Fonciere Des Regions	1,089	118,127
GDF Suez	49,010	1,350,302
Gecina SA	1,027	149,638
Groupe Eurotunnel SA	20,725	280,391
ICADE	923	98,939
Iliad SA	983	297,366
Imerys SA	1,144	96,479
JCDecaux SA	2,889	107,900
Kering	2,941	645,170
Klepierre	4,227	215,381
L’Oreal SA	8,823	1,519,136
Lafarge SA (L)	6,842	594,974
Lagardere SCA	4,134	134,692
Legrand SA	9,501	581,847
LVMH Moet Hennessy Louis Vuitton SA	9,270	1,788,822
Natixis	36,204	232,354
Orange SA	67,652	1,070,411
Pernod Ricard SA	7,992	960,003
Publicis Groupe SA	6,611	560,325
Remy Cointreau SA	868	79,923
Renault SA	7,469	675,158
Rexel SA	4,273	99,935
Safran SA	9,200	602,275
Sanofi	43,757	4,650,909
Schneider Electric SA (I)	623	58,418
Schneider Electric SE (I)	18,034	1,700,487
SCOR SE	6,688	230,288
Societe BIC SA	1,262	172,689
Societe Generale SA	25,543	1,339,543
Sodexo	3,571	384,237
Suez Environnement Company	10,572	202,244
Technip SA	3,838	419,345
Thales SA	3,128	189,133
Total SA	78,044	5,646,456
Unibail-Rodamco SE	3,559	1,035,705
Valeo SA	2,773	372,066
Vallourec SA (L)	3,769	168,950
Veolia Environnement SA	13,522	257,604
Vinci SA	16,793	1,255,424
Vivendi SA (I)	44,204	1,081,740
Wendel SA	1,458	208,881
Zodiac Aerospace	6,450	218,380
		49,149,405
Germany - 6.0%
adidas AG	8,162	825,310
Allianz SE	16,697	2,786,960
Axel Springer AG	942	57,892
BASF SE	33,676	3,917,312
Bayer AG	30,335	4,279,453
Bayerische Motoren Werke AG	12,322	1,560,331

54

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Beiersdorf AG	3,496	$337,870
Brenntag AG	1,876	335,156
Celesio AG	2,960	105,257
Commerzbank AG (I)	37,619	589,606
Continental AG	4,045	935,247
Daimler AG	35,078	3,276,796
Deutsche Bank AG	49,093	1,725,372
Deutsche Boerse AG	7,628	591,434
Deutsche Lufthansa AG	9,293	199,493
Deutsche Post AG	32,401	1,169,511
Deutsche Telekom AG	107,215	1,880,445
E.ON SE	64,361	1,326,838
Fraport AG Frankfurt Airport
Services Worldwide	1,295	91,371
Fresenius Medical Care AG & Company KGaA	7,543	507,503
Fresenius SE & Company KGaA	4,606	686,919
GEA Group AG	6,518	308,133
Hannover Rueckversicherung AG	2,242	201,895
HeidelbergCement AG	5,140	437,969
Henkel AG & Company, KGaA	4,755	478,190
Hochtief AG	1,016	87,933
Hugo Boss AG	1,333	199,043
Infineon Technologies AG	39,273	490,250
K&S AG	6,360	208,852
Kabel Deutschland Holding AG	825	120,708
Lanxess AG	2,990	201,673
Linde AG	6,915	1,469,410
MAN SE	2,251	278,194
Merck KGaA	4,708	408,262
Metro AG (I)	4,547	197,878
Muenchener Rueckversicherungs AG	6,791	1,503,855
OSRAM Licht AG (I)	2,942	148,157
ProSiebenSat.1 Media AG (L)	6,832	304,086
RWE AG	18,018	772,758
SAP AG	33,218	2,559,603
Siemens AG	28,649	3,782,646
Sky Deutschland AG (I)	16,112	148,463
Telefonica Deutschland Holding AG (I)	12,992	107,395
ThyssenKrupp AG (I)	13,959	406,159
United Internet AG	3,568	156,750
Volkswagen AG	1,068	275,446
		42,439,784
Greece - 0.0%
National Bank of Greece SA (I)	56,908	206,962
OPAP SA	8,113	144,243
		351,205
Guernsey, Channel Islands - 0.0%
Resolution, Ltd.	56,076	302,374
Hong Kong - 2.7%
AIA Group, Ltd.	416,800	2,096,947
ASM Pacific Technology, Ltd.	6,500	70,989
Bank of East Asia, Ltd.	46,972	194,747
Beijing Enterprises Holdings, Ltd.	19,786	187,037
Belle International Holdings, Ltd.	185,860	206,008
BOC Hong Kong Holdings, Ltd.	143,328	415,230
Brilliance China Automotive Holdings, Ltd.	94,000	175,965
Cathay Pacific Airways, Ltd.	31,782	59,395
Cheung Kong Holdings, Ltd.	53,000	939,623
Cheung Kong Infrastructure Holdings, Ltd.	18,772	130,165
China Agri-Industries Holdings, Ltd.	144,580	55,046
China Everbright, Ltd.	56,216	75,844
China Gas Holdings, Ltd.	74,000	152,781

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China Merchants Holdings
International Company, Ltd.	55,793	$173,854
China Mobile, Ltd.	227,030	2,205,083
China Overseas Land & Investment, Ltd.	178,882	433,887
China Resources Enterprises, Ltd.	49,145	137,025
China Resources Gas Group, Ltd.	18,000	56,637
China Resources Land, Ltd.	90,789	166,339
China Resources Power
Holdings Company, Ltd.	67,867	192,979
China State Construction
International Holdings, Ltd.	42,000	73,769
China Taiping Insurance
Holdings Company, Ltd. (I)	50,000	89,414
China Unicom Hong Kong, Ltd.	165,982	255,661
CITIC Pacific, Ltd.	43,967	77,100
CLP Holdings, Ltd.	64,900	531,471
COSCO Pacific, Ltd.	86,913	120,680
CSPC Pharmaceutical Group, Ltd.	62,000	49,489
First Pacific Company, Ltd.	92,250	103,689
Franshion Properties China, Ltd.	74,000	19,568
Galaxy Entertainment Group, Ltd.	78,000	621,402
GCL-Poly Energy Holdings, Ltd. (I)	161,000	53,612
Geely Automobile Holdings, Ltd.	75,000	26,415
Guangdong Investment, Ltd.	99,220	114,205
Hang Lung Properties, Ltd.	88,326	272,383
Hang Seng Bank, Ltd.	29,619	484,809
Henderson Land Development Company, Ltd.	45,765	268,139
HKT Trust and HKT, Ltd.	107,825	126,500
Hong Kong & China Gas Company, Ltd.	243,989	534,734
Hong Kong Exchanges & Clearing, Ltd.	42,972	800,533
Hutchison Whampoa, Ltd.	78,800	1,076,696
Hysan Development Company, Ltd.	24,415	114,666
Kerry Logistics HK, Ltd.	10,719	16,928
Kerry Properties, Ltd.	21,438	74,934
Kingboard Chemical Holdings, Ltd.	29,732	61,299
Kunlun Energy Company, Ltd.	118,000	194,530
Lee & Man Paper Manufacturing, Ltd.	36,000	19,071
Li & Fung, Ltd.	211,600	313,968
MTR Corp., Ltd.	50,281	193,962
New World Development Company, Ltd.	132,978	151,382
Nine Dragons Paper Holdings, Ltd.	81,000	55,262
Noble Group, Ltd.	116,038	127,722
NWS Holdings, Ltd.	52,389	97,050
PCCW, Ltd.	181,876	108,437
Poly Property Group Company, Ltd.	61,000	25,511
Power Assets Holdings, Ltd.	53,582	470,038
Shanghai Industrial Holdings, Ltd.	33,930	103,809
Shangri-La Asia, Ltd.	70,102	110,204
Shimao Property Holdings, Ltd.	64,000	117,909
Sino Land Company, Ltd.	128,552	210,949
SJM Holdings, Ltd.	83,000	207,499
Sun Hung Kai Properties, Ltd.	63,130	867,085
Swire Pacific, Ltd., Class A	26,663	328,005
Swire Properties, Ltd.	43,628	127,501
Techtronic Industries Company	49,000	157,079
The Link REIT	86,244	464,318
Wharf Holdings, Ltd.	56,876	411,022
Wheelock and Company, Ltd.	35,000	147,241
Wing Hang Bank, Ltd.	131	2,114
Yue Yuen Industrial Holdings, Ltd.	20,067	67,919
		19,173,264
Hungary - 0.0%
MOL Hungarian Oil and Gas PLC	1,549	82,823

55

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hungary (continued)
OTP Bank PLC	9,034	$173,571
		256,394
India - 1.5%
Dr. Reddy’s Laboratories, Ltd., ADR (L)	6,254	269,860
GAIL India, Ltd., GDR	2,500	115,600
HDFC Bank, Ltd., ADR	21,025	984,391
ICICI Bank, Ltd., ADR	35,266	1,759,773
Infosys, Ltd., ADR (L)	47,587	2,558,753
Larsen & Toubro, Ltd., GDR (S)	18,019	509,817
Mahindra & Mahindra, Ltd., ADR	6,560	126,346
Ranbaxy Laboratories, Ltd., GDR (I)	8,490	72,844
Reliance Capital, Ltd., GDR (L)(S)	4,327	47,231
Reliance Communication, Ltd., GDR (S)	75,892	184,607
Reliance Industries, Ltd., GDR (S)	63,620	2,140,813
Reliance Infrastructure, Ltd., GDR (S)	1,788	68,984
Sesa Goa, Ltd., ADR	7,500	145,200
State Bank of India, GDR	2,612	232,990
Tata Motors, Ltd., ADR	19,319	754,600
Tata Steel, Ltd., GDR	11,000	96,030
Ultratech Cement, Ltd., GDR	1,026	44,215
Wipro, Ltd., ADR (L)	43,749	520,176
		10,632,230
Indonesia - 0.5%
Adaro Energy Tbk PT	315,000	31,280
Astra Agro Lestari Tbk PT	17,500	41,629
Astra International Tbk PT	805,000	494,243
Bank Central Asia Tbk PT	490,000	455,027
Bank Danamon Indonesia Tbk PT	200,286	70,020
Bank Mandiri Persero Tbk PT	357,837	293,081
Bank Negara Indonesia Persero Tbk PT	276,500	111,186
Bank Pan Indonesia Tbk PT (I)	33,314	2,530
Bank Rakyat Indonesia Persero Tbk PT	501,000	436,527
Berlian Laju Tanker Tbk PT (I)	128,000	0
Charoen Pokphand Indonesia Tbk PT	276,000	88,030
Energi Mega Persada Tbk PT (I)	138,000	1,095
Gudang Garam Tbk PT	26,000	117,365
Indo Tambangraya Megah Tbk PT	16,000	36,445
Indocement Tunggal Prakarsa Tbk PT	53,500	101,742
Indofood Sukses Makmur Tbk PT	253,500	143,402
Indosat Tbk PT, ADR	20	320
Kalbe Farma Tbk PT	855,000	119,689
Perusahaan Gas Negara Persero Tbk PT	480,500	225,828
Semen Gresik Persero Tbk PT	111,000	141,488
Tambang Batubara Bukit Asam Persero Tbk PT	36,500	33,063
Telekomunikasi Indonesia Persero Tbk PT	1,932,500	401,965
Telekomunikasi Indonesia Tbk PT, ADR	179	7,457
Unilever Indonesia Tbk PT	66,500	164,293
United Tractors Tbk PT	92,779	181,042
		3,698,747
Ireland - 0.6%
Bank of Ireland (I)	853,257	287,932
C&C Group PLC	482	3,005
CRH PLC	26,991	691,436
Experian PLC	36,949	624,259
Greencore Group PLC	26	118
Irish Bank Resolution Corp., Ltd. (I)	38,483	0
James Hardie Industries, Ltd.	16,532	215,674
Kerry Group PLC	5,738	431,221
Perrigo Company PLC	765	111,506
Ryanair Holdings PLC, ADR (I)	1,921	107,192

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Ireland (continued)
Shire PLC	19,967	$1,566,272
		4,038,615
Israel - 0.4%
Bank Hapoalim, Ltd.	44,835	258,966
Bank Leumi Le-Israel, Ltd. (I)	54,437	212,172
Bezeq The
Israeli Telecommunication Corp., Ltd.	65,229	122,082
Delek Group, Ltd.	86	35,574
Israel Chemicals, Ltd.	16,931	145,066
Mizrahi Tefahot Bank, Ltd.	5,543	71,663
Nice Systems, Ltd.	2,975	121,752
Teva Pharmaceutical Industries, Ltd.	31,550	1,657,414
The Israel Corp., Ltd. (I)	58	33,005
		2,657,694
Italy - 1.7%
Arnoldo Mondadori Editore SpA (I)	29	41
Assicurazioni Generali SpA	45,582	998,269
Atlantia SpA (L)	11,994	341,685
Banca Monte dei Paschi di Siena SpA (I)	138,412	267,595
Beni Stabili SpA	3,030	2,738
BGP Holdings PLC (I)	271,827	0
Enel Green Power SpA	77,743	220,031
Enel SpA (L)	252,346	1,467,805
Eni SpA	96,142	2,629,452
Exor SpA (L)	3,038	124,626
Fiat SpA (I)	33,809	333,340
Finmeccanica SpA (I)	17,213	163,454
Intesa Sanpaolo SpA	384,582	1,186,562
Intesa Sanpaolo SpA	42,950	114,080
Luxottica Group SpA	6,760	391,443
Mediobanca SpA (I)	18,489	184,107
Pirelli & C. SpA (L)	10,659	170,862
Prelios SpA (I)	1,065	820
Prysmian SpA	7,382	166,704
Saipem SpA (I)	10,004	269,739
Snam SpA (L)	62,699	377,631
Telecom Italia SpA (I)	379,537	480,380
Telecom Italia SpA	233,394	230,869
Terna Rete Elettrica Nazionale SpA (L)	43,861	231,099
UniCredit SpA	157,251	1,314,834
Unione di Banche Italiane SCPA	27,462	237,301
		11,905,467
Japan - 14.3%
ABC-Mart, Inc.	700	37,458
Acom Company, Ltd. (I)(L)	22,800	108,590
Advantest Corp.	6,000	74,241
Aeon Company, Ltd.	22,200	273,190
AEON Credit Service Company, Ltd.	2,100	54,923
Aeon Mall Company, Ltd.	3,300	87,011
Air Water, Inc.	5,000	80,035
Aisin Seiki Company, Ltd.	7,900	314,467
Ajinomoto Company, Inc.	20,000	313,466
Alfresa Holdings Corp.	1,324	85,362
Amada Company, Ltd.	12,000	122,231
ANA Holdings, Inc.	54,000	127,439
Aozora Bank, Ltd.	49,000	161,102
Asahi Glass Company, Ltd. (L)	41,000	241,723
Asahi Group Holdings, Ltd.	14,700	461,623
Asahi Kasei Corp.	46,000	352,154
Asics Corp.	5,900	137,775
Astellas Pharma, Inc.	79,800	1,049,415

56

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Benesse Holdings, Inc.	2,400	$104,100
Bridgestone Corp.	23,900	837,060
Brother Industries, Ltd.	9,200	159,505
Calbee, Inc.	3,600	99,214
Canon, Inc.	42,100	1,375,912
Casio Computer Company, Ltd. (L)	6,700	97,318
Central Japan Railway Company, Ltd.	5,500	785,115
Chiyoda Corp.	6,000	72,718
Chubu Electric Power Company, Inc. (I)	26,200	325,390
Chugai Pharmaceutical Company, Ltd.	8,600	242,491
Citizen Holdings Company, Ltd.	8,800	69,105
Credit Saison Company, Ltd.	5,000	104,102
Dai Nippon Printing Company, Ltd.	22,000	229,855
Daicel Corp.	12,534	119,841
Daido Steel Company, Ltd.	9,000	46,051
Daihatsu Motor Company, Ltd.	8,000	142,370
Daiichi Sankyo Company, Ltd.	25,000	467,293
Daikin Industries, Ltd.	8,500	536,458
Dainippon Sumitomo Pharma Company, Ltd.	7,200	82,861
Daito Trust Construction Company, Ltd.	2,900	341,008
Daiwa House Industry Company, Ltd.	19,000	393,882
Daiwa Securities Group, Inc.	60,900	527,654
Dena Company, Ltd.	3,500	47,358
Denso Corp.	17,200	821,654
Dentsu, Inc.	7,600	309,509
Don Quijote Company, Ltd.	2,600	145,058
East Japan Railway Company	12,200	961,263
Eisai Company, Ltd.	9,300	390,277
Electric Power Development Company, Ltd.	4,600	149,273
FamilyMart Company, Ltd.	1,700	73,292
FANUC Corp.	7,000	1,208,815
Fast Retailing Company, Ltd.	2,000	658,859
Fuji Electric Company, Ltd.	17,000	80,666
Fuji Heavy Industries, Ltd.	21,000	582,304
FUJIFILM Holdings Corp.	17,900	499,600
Fujitsu, Ltd.	70,000	524,499
Fukuoka Financial Group, Inc.	29,000	140,072
Gree, Inc. (L)	3,700	32,445
Gungho Online Entertainment, Inc. (L)	13,000	84,002
Hakuhodo DY Holdings, Inc.	9,900	98,389
Hamamatsu Photonics KK	2,700	132,513
Hankyu Hanshin Holdings, Inc.	43,000	245,514
Hino Motors, Ltd.	10,000	137,963
Hirose Electric Company, Ltd.	1,300	193,260
Hisamitsu Pharmaceutical Company, Inc.	2,400	107,321
Hitachi Chemical Company, Ltd.	3,700	61,258
Hitachi Construction Machinery Company, Ltd.	4,100	81,837
Hitachi High-Technologies Corp.	3,200	76,194
Hitachi Metals, Ltd.	5,000	76,233
Hitachi, Ltd.	175,000	1,282,587
Hokuhoku Financial Group, Inc.	53,000	113,048
Hokuriku Electric Power Company	6,300	83,520
Honda Motor Company, Ltd.	60,000	2,093,685
Hoya Corp.	16,000	531,965
Hulic Company, Ltd.	9,000	118,707
Ibiden Company, Ltd.	4,400	88,768
Idemitsu Kosan Company, Ltd.	2,800	60,801
IHI Corp.	44,000	205,102
Inpex Corp.	33,600	511,130
Isetan Mitsukoshi Holdings, Ltd.	12,219	159,212
Isuzu Motors, Ltd.	46,000	304,611
ITOCHU Corp.	56,300	722,767
Itochu Techno-Solutions Corp.	800	34,775

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
J Front Retailing Company, Ltd.	18,000	$126,378
Japan Airlines Company, Ltd.	2,000	110,579
Japan Exchange Group, Inc.	10,000	246,462
Japan Prime Realty Investment Corp.	28	100,499
Japan Real Estate Investment Corp.	42	244,638
Japan Retail Fund Investment Corp.	75	168,729
Japan Tobacco, Inc.	40,400	1,473,069
JFE Holdings, Inc.	18,400	380,589
JGC Corp.	7,000	212,936
JSR Corp.	6,500	111,592
JTEKT Corp.	7,300	123,172
JX Holdings, Inc.	84,911	454,378
Kajima Corp.	33,000	145,968
Kamigumi Company, Ltd.	9,000	82,847
Kaneka Corp.	11,829	74,063
Kansai Paint Company, Ltd.	7,000	117,000
Kao Corp.	19,000	748,291
Kawasaki Heavy Industries, Ltd.	50,000	190,609
KDDI Corp.	19,800	1,208,068
Keikyu Corp.	18,000	161,805
Keio Corp.	20,000	157,268
Keisei Electric Railway Company, Ltd.	8,000	79,728
Keyence Corp.	1,699	742,952
Kikkoman Corp.	5,000	104,212
Kintetsu Corp.	62,000	225,919
Kirin Holdings Company, Ltd.	32,000	462,042
Kobe Steel, Ltd.	105,000	157,916
Koito Manufacturing Company, Ltd.	4,000	102,502
Komatsu, Ltd.	34,500	800,858
Konami Corp.	3,700	81,858
Konica Minolta, Inc.	20,000	197,682
Kubota Corp.	40,000	567,611
Kuraray Company, Ltd.	13,200	167,418
Kurita Water Industries, Ltd.	4,400	101,908
Kyocera Corp.	11,600	550,812
Kyowa Hakko Kogyo Company, Ltd.	9,473	128,344
Kyushu Electric Power Company, Inc. (I)	16,300	183,505
Lawson, Inc.	2,100	157,620
LIXIL Group Corp.	11,000	297,725
M3, Inc.	7,400	117,816
Mabuchi Motor Company, Ltd.	800	60,662
Makita Corp.	3,900	241,035
Marubeni Corp.	60,000	439,138
Marui Group Company, Ltd.	7,600	73,019
Maruichi Steel Tube, Ltd.	1,200	32,229
Mazda Motor Corp.	102,000	478,678
McDonald’s Holdings Company Japan, Ltd.	2,600	73,030
Medipal Holdings Corp.	5,490	77,836
MEIJI Holdings Company, Ltd.	2,500	165,743
Miraca Holdings, Inc.	2,300	111,467
Mitsubishi Chemical Holdings Corp.	50,500	223,970
Mitsubishi Corp.	51,600	1,074,023
Mitsubishi Electric Corp.	73,000	901,750
Mitsubishi Estate Company, Ltd.	47,000	1,161,159
Mitsubishi Gas & Chemicals Company, Inc.	14,829	94,960
Mitsubishi Heavy Industries, Ltd.	112,000	699,541
Mitsubishi Logistics Corp.	5,943	89,066
Mitsubishi Materials Corp.	50,000	175,411
Mitsubishi Motors Corp.	17,000	187,857
Mitsubishi Tanabe Pharma Corp.	7,000	104,783
Mitsubishi UFJ Financial Group, Inc.	467,000	2,866,780
Mitsubishi UFJ Lease &
Finance Company, Ltd.	17,600	101,170

57

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsui & Company, Ltd.	62,800	$1,006,786
Mitsui Chemicals, Inc.	25,000	68,403
Mitsui Fudosan Company, Ltd.	31,000	1,046,227
Mitsui O.S.K. Lines, Ltd.	47,000	175,097
Mizuho Financial Group, Inc.	825,000	1,695,790
MS&AD Insurance Group Holdings	19,600	473,709
Murata Manufacturing Company, Ltd.	7,500	703,355
Nabtesco Corp.	3,900	86,311
Nagoya Railroad Company, Ltd.	30,000	119,644
Namco Bandai Holdings, Inc.	6,199	145,339
NEC Corp.	95,000	303,193
Nexon Company, Ltd.	4,100	39,186
NGK Insulators, Ltd.	9,000	204,307
NGK Spark Plug Company, Ltd.	5,000	141,170
NHK Spring Company, Ltd.	4,600	43,169
Nidec Corp.	7,000	430,502
Nikon Corp.	13,700	215,831
Nintendo Company, Ltd.	4,000	480,349
Nippon Building Fund, Inc.	48	280,651
Nippon Electric Glass Company, Ltd.	14,000	81,590
Nippon Express Company, Ltd.	30,000	145,508
Nippon Meat Packers, Inc.	5,238	102,268
Nippon Prologis REIT, Inc.	60	139,928
Nippon Steel & Sumitomo Metal Corp.	281,000	900,187
Nippon Telegraph & Telephone Corp.	13,800	860,124
Nippon Yusen KK (L)	55,000	158,652
Nissan Motor Company, Ltd.	91,500	866,455
Nisshin Seifun Group, Inc.	9,900	118,272
Nissin Food Products Company, Ltd.	2,200	113,109
Nitori Holdings Company, Ltd.	2,100	114,895
Nitto Denko Corp.	6,000	281,048
NKSJ Holdings, Inc.	11,500	309,869
NOK Corp.	3,800	76,407
Nomura Holdings, Inc.	134,600	953,413
Nomura Real Estate Holdings, Inc.	4,500	85,233
Nomura Research Institute, Ltd.	3,200	100,818
NSK, Ltd.	13,715	178,478
NTT Data Corp.	5,500	211,511
NTT DOCOMO, Inc.	55,200	942,308
NTT Urban Development Corp.	2,200	24,776
Obayashi Corp.	27,000	192,836
Odakyu Electric Railway Company, Ltd.	23,000	221,493
Oji Holdings Corp.	30,000	123,450
Olympus Corp. (I)	7,000	240,844
Omron Corp.	7,100	299,404
Ono Pharmaceutical Company, Ltd.	2,900	254,792
Oracle Corp. Japan	1,500	65,614
Oriental Land Company, Ltd.	1,800	308,496
ORIX Corp.	47,800	792,562
Osaka Gas Company, Ltd.	69,000	289,925
Otsuka Corp.	1,200	58,193
Otsuka Holdings Company, Ltd.	12,500	387,626
Panasonic Corp.	81,200	984,310
Park24 Company, Ltd.	5,000	90,936
Rakuten, Inc.	27,200	351,671
Resona Holdings, Inc.	71,500	416,654
Ricoh Company, Ltd.	24,000	286,047
Rinnai Corp.	1,200	115,848
Rohm Company, Ltd.	3,800	217,949
Sankyo Company, Ltd.	1,900	73,088
Sanrio Company, Ltd. (L)	1,700	49,398
Santen Pharmaceutical Company, Ltd.	2,800	157,738
SBI Holdings, Inc.	8,013	98,204

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Secom Company, Ltd.	7,700	$470,050
Sega Sammy Holdings, Inc.	6,900	135,879
Seiko Epson Corp.	4,700	199,958
Sekisui Chemical Company, Ltd.	17,000	197,091
Sekisui House, Ltd.	20,000	274,450
Seven & I Holdings Company, Ltd.	27,700	1,167,549
Seven Bank, Ltd.	20,400	83,419
Sharp Corp. (I)	41,000	131,639
Shikoku Electric Power Company, Inc. (I)	6,400	89,241
Shimadzu Corp.	9,000	82,578
Shimamura Company, Ltd.	700	68,904
Shimano, Inc.	2,600	288,511
Shimizu Corp.	20,000	141,732
Shin-Etsu Chemical Company, Ltd.	14,600	887,800
Shinsei Bank, Ltd.	69,000	155,413
Shionogi & Company, Ltd.	12,600	263,171
Shiseido Company, Ltd.	14,200	258,994
Showa Shell Sekiyu KK	6,845	77,807
SMC Corp.	2,000	535,923
SoftBank Corp.	35,200	2,623,208
Sony Corp.	39,100	653,381
Sony Financial Holdings, Inc.	5,800	99,018
Stanley Electric Company, Ltd.	4,500	117,407
Sumitomo Chemical Company, Ltd.	49,000	185,229
Sumitomo Corp.	41,300	557,267
Sumitomo Electric Industries, Ltd.	26,500	373,053
Sumitomo Heavy Industries, Ltd.	20,010	95,247
Sumitomo Metal Mining Company, Ltd.	21,000	342,761
Sumitomo Mitsui Financial Group, Inc.	45,700	1,917,430
Sumitomo Mitsui Trust Holdings, Inc.	117,000	534,748
Sumitomo Realty &
Development Company, Ltd.	13,000	558,435
Sumitomo Rubber Industries, Ltd.	7,100	102,620
Suntory Beverage & Food, Ltd.	5,000	195,985
Suruga Bank, Ltd.	6,000	116,544
Suzuken Company, Ltd.	2,400	89,402
Suzuki Motor Corp.	13,000	407,830
Sysmex Corp.	4,800	180,486
T&D Holdings, Inc.	23,300	316,916
Taiheiyo Cement Corp.	42,000	169,346
Taisei Corp.	37,000	205,060
Taisho Pharmaceutical Holdings Company, Ltd.	1,200	87,534
Taiyo Nippon Sanso Corp. (L)	9,000	79,730
Takashimaya Company, Ltd.	11,181	108,596
Takeda Pharmaceutical Company, Ltd.	28,700	1,332,046
TDK Corp.	4,900	230,058
Teijin, Ltd.	32,000	80,312
Terumo Corp.	11,800	264,354
The 77th Bank, Ltd.	523	2,759
The Bank of Kyoto, Ltd.	13,000	118,304
The Bank of Yokohama, Ltd.	44,000	253,396
The Chiba Bank, Ltd.	31,000	218,950
The Chugoku Bank, Ltd.	6,000	92,287
The Chugoku Electric Power Company, Inc.	12,400	168,968
The Dai-ichi Life Insurance Company, Ltd.	31,300	466,452
The Gunma Bank, Ltd.	14,000	82,833
The Hachijuni Bank, Ltd.	13,000	80,498
The Hiroshima Bank, Ltd.	24,000	114,711
The Iyo Bank, Ltd.	10,000	101,147
The Joyo Bank, Ltd.	23,000	122,692
The Kansai Electric Power Company, Ltd. (I)	24,500	230,940
The Shizuoka Bank, Ltd.	22,000	237,977
The Yokohama Rubber Company, Ltd.	10,000	86,566

58

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
THK Company, Ltd.	4,000	$94,302
Tobu Railway Company, Ltd.	40,000	209,480
Toho Company, Ltd.	4,567	107,110
Toho Gas Company, Ltd.	14,000	76,892
Tohoku Electric Power Company, Inc.	18,500	216,509
Tokio Marine Holdings, Inc.	25,600	842,592
Tokyo Electric Power Company, Inc. (I)	54,500	226,534
Tokyo Electron, Ltd.	6,700	456,634
Tokyo Gas Company, Ltd.	90,000	525,718
Tokyo Tatemono Company, Ltd.	15,000	138,935
Tokyu Corp.	44,000	312,087
Tokyu Fudosan Holdings Corp.	15,000	118,395
TonenGeneral Sekiyu KK	10,000	94,977
Toppan Printing Company, Ltd.	24,000	185,574
Toray Industries, Inc.	58,000	381,642
Toshiba Corp.	155,000	724,537
TOTO, Ltd.	9,000	121,374
Toyo Seikan Kaisha, Ltd.	4,800	73,791
Toyo Suisan Kaisha, Ltd.	4,000	123,298
Toyoda Gosei Company, Ltd.	2,466	51,261
Toyota Industries Corp.	6,100	315,189
Toyota Motor Corp.	99,800	5,975,287
Toyota Tsusho Corp.	7,900	227,334
Trend Micro, Inc.	4,000	131,807
Unicharm Corp.	4,300	256,372
United Urban Investment Corp.	85	137,227
USS Company, Ltd.	10,070	171,878
West Japan Railway Company	6,100	268,708
Yahoo Japan Corp.	52,400	241,981
Yakult Honsha Company, Ltd.	2,843	143,994
Yamada Denki Company, Ltd. (L)	33,400	119,062
Yamaguchi Financial Group, Inc.	7,000	73,822
Yamaha Corp.	4,400	69,567
Yamaha Motor Company, Ltd.	12,400	213,533
Yamato Kogyo Company, Ltd.	2,300	67,518
Yamato Transport Company, Ltd.	12,800	265,332
Yamazaki Baking Company, Ltd.	4,000	49,961
Yaskawa Electric Corp.	9,000	109,102
Yokogawa Electric Corp.	7,686	97,349
		101,202,492
Jersey, Channel Islands - 0.0%
Randgold Resources, Ltd.	3,461	291,443
Luxembourg - 0.3%
Altice SA (I)(L)	2,177	151,883
ArcelorMittal	36,457	543,507
Millicom International Cellular SA	2,700	247,153
RTLGroup SA	1,422	157,836
SES SA	11,632	441,402
Tenaris SA	20,099	473,575
		2,015,356
Macau - 0.1%
MGM China Holdings, Ltd.	35,912	124,779
Sands China, Ltd.	88,800	672,524
Wynn Macau, Ltd.	61,415	241,333
		1,038,636
Malaysia - 0.8%
AirAsia BHD	21,700	15,551
Alliance Financial Group BHD	53,600	78,814
AMMB Holdings BHD	59,087	131,044
Axiata Group BHD	90,800	197,101
Berjaya Sports Toto BHD	11,542	13,954

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
British American Tobacco Malaysia BHD	4,300	$87,776
Bumi Armada BHD	41,700	44,161
CIMB Group Holdings BHD	204,134	465,524
DiGi.Com BHD	110,800	197,711
Felda Global Ventures Holdings BHD	39,000	50,538
Gamuda BHD	62,000	91,018
Genting BHD	72,900	226,811
Genting Malaysia BHD	105,700	138,271
Genting Plantations BHD	15,000	54,163
Hong Leong Bank BHD	20,060	86,243
Hong Leong Financial Group BHD	5,600	28,152
IHH Healthcare BHD	71,800	97,992
IJM Corp. BHD	43,710	91,164
IJM Land BHD	1,395	1,486
IOI Corp. BHD	114,466	187,241
IOI Properties Group Bhd (I)	57,232	44,939
Kuala Lumpur Kepong BHD	17,150	129,302
Lafarge Malayan Cement BHD	9,360	28,726
Malayan Banking BHD	176,741	541,197
Malaysia Airports Holdings BHD	34,111	84,807
Maxis BHD	67,200	141,279
MISC BHD	26,280	53,201
MMC Corp. BHD	53,600	42,472
Parkson Holdings BHD	21,408	17,207
Petronas Chemicals Group BHD	99,800	210,451
Petronas Dagangan BHD	12,200	91,409
Petronas Gas BHD	21,200	161,842
PPB Group BHD	17,700	83,454
Public Bank BHD	88,526	539,839
RHB Capital BHD	18,228	48,550
Sapurakencana Petroleum BHD	80,300	109,531
Sime Darby BHD	99,348	299,304
Telekom Malaysia BHD	41,211	81,492
Tenaga Nasional BHD	97,450	370,214
UEM Sunrise BHD	36,187	22,888
UMW Holdings BHD	25,500	86,764
YTL Corp. BHD	153,792	77,644
YTL Power International BHD (I)	51,383	23,532
		5,574,759
Mexico - 1.0%
Alfa SAB de CV, Class A	97,680	270,298
America Movil SAB de CV, Series L	1,334,432	1,386,530
Arca Continental SAB de CV	7,500	50,780
Cemex SAB de CV (I)	435,030	575,748
Coca-Cola Femsa SAB de CV, Series L	15,312	173,957
Compartamos SAB de CV	28,000	54,086
Controladora Comercial Mexicana SAB de CV	20,600	77,249
El Puerto de Liverpool SAB de CV	4,600	54,111
Fomento Economico Mexicano SAB de CV	69,820	654,204
Fresnillo PLC	7,504	112,767
Grupo Aeroportuario del Pacifico SAB
de CV, Series B	18,400	124,610
Grupo Aeroportuario del Sureste SAB
de CV, Class B	9,800	124,525
Grupo Bimbo SAB de CV, Series A	63,384	185,313
Grupo Carso SAB de CV, Series A1	17,777	92,355
Grupo Financiero Banorte SAB de CV, Series O	94,062	672,685
Grupo Financiero Inbursa SAB de CV, Series O	64,238	191,474
Grupo Financiero Santander Mexico
SAB de CV	65,000	172,351
Grupo Mexico SAB de CV, Series B	156,766	523,097
Grupo Televisa SAB	91,626	628,567
Industrias Penoles SAB de CV	4,883	122,253

59

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Kimberly-Clark de Mexico SAB de CV	56,178	$157,663
Mexichem SAB de CV	31,640	131,062
Minera Frisco SAB de CV, Class A1 (I)	27,077	53,242
Promotora y Operadora de Infraestructura
SAB de CV (I)	9,800	130,750
Wal-Mart de Mexico SAB de CV	199,088	533,725
		7,253,402
Netherlands - 3.3%
Aegon NV	73,403	640,327
Akzo Nobel NV	9,466	709,753
ASML Holding NV	12,384	1,154,948
Corio NV	2,979	152,046
Delta Lloyd NV	4,667	118,493
Fugro NV	2,907	166,234
Gemalto NV	2,994	310,792
Heineken Holding NV	4,171	274,098
Heineken NV	8,722	626,057
ING Groep NV (I)	144,739	2,031,048
Koninklijke Ahold NV	34,366	644,400
Koninklijke Boskalis Westinster NV	2,557	146,637
Koninklijke DSM NV	6,330	460,649
Koninklijke KPN NV (I)	114,399	417,106
Koninklijke Philips NV	38,170	1,211,451
Koninklijke Vopak NV	2,830	138,177
QIAGEN NV (I)	8,422	203,687
Randstad Holding NV	4,700	254,783
Reed Elsevier NV	27,876	640,123
Royal Dutch Shell PLC, B Shares	87,526	3,803,887
Royal Dutch Shell PLC, Class A	143,610	5,934,358
TNT Express NV	12,124	109,690
Unilever NV	59,800	2,617,629
Wolters Kluwer NV	11,636	344,675
Ziggo NV	4,475	206,953
		23,318,001
New Zealand - 0.1%
Auckland International Airport, Ltd.	23,440	80,032
Contact Energy, Ltd.	8,664	40,240
Fletcher Building, Ltd.	33,708	259,853
Telecom Corp. of New Zealand, Ltd. (L)	38,978	91,480
		471,605
Norway - 0.5%
Aker Solutions ASA	7,375	128,001
DNB ASA	34,358	627,765
Gjensidige Forsikring ASA	4,167	74,704
Norsk Hydro ASA	44,388	237,680
Orkla ASA	33,366	296,923
Statoil ASA	39,875	1,225,712
Telenor ASA	23,931	544,872
Yara International ASA	6,981	349,738
		3,485,395
Peru - 0.1%
Compania de Minas Buenaventura SA, ADR	7,964	94,055
Credicorp, Ltd.	2,734	425,055
		519,110
Philippines - 0.2%
Ayala Corp.	7,160	106,183
Ayala Land, Inc.	253,800	177,441
Bank of the Philippine Islands	29,885	62,309
BDO Unibank, Inc.	24,194	51,804
Energy Development Corp.	244,436	35,345

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Philippines (continued)
Globe Telecom, Inc.	970	$35,567
Jollibee Foods Corp.	18,900	76,217
Metropolitan Bank & Trust Company	40,063	80,208
Philippine Long Distance Telephone Company	2,340	159,228
SM Investments Corp.	10,135	189,454
SM Prime Holdings, Ltd.	241,744	87,865
		1,061,621
Poland - 0.3%
Bank Handlowy w Warszawie SA	1,164	45,881
Bank Millennium SA	12,341	31,585
Bank Pekao SA	4,928	282,265
Boryszew SA (I)	2,380	4,211
Cyfrowy Polsat SA	6,360	46,824
Enea SA	3,933	20,458
Eurocash SA	2,447	32,435
Firma Oponiarska Debica SA	64	1,913
Grupa Lotos SA (I)	2,314	28,201
Jastrzebska Spolka Weglowa SA	1,255	19,425
KGHM Polska Miedz SA	5,681	232,910
mBank	525	87,359
Orange Polska SA	26,179	83,657
PGE SA	26,654	189,889
Polski Koncern Naftowy Orlen SA	11,432	154,260
Polskie Gornictwo Naftowe i Gazownictwo SA	63,078	108,972
Powszechna Kasa Oszczednosci
Bank Polski SA	30,479	378,415
Powszechny Zaklad Ubezpieczen SA	2,300	336,049
Sygnity SA (I)	207	1,138
Synthos SA	14,988	21,868
Tauron Polska Energia SA	37,474	63,804
		2,171,519
Portugal - 0.1%
Banco Espirito Santo SA (I)	85,383	70,249
EDP - Energias de Portugal SA	84,624	424,610
Galp Energia SGPS SA	7,057	129,352
Jeronimo Martins SGPS SA	7,332	120,549
		744,760
Russia - 1.1%
Federal Grid Company Unified Energy System
JSC, GDR (I)(S)	1,087	939
Gazprom OAO, ADR	251,662	2,193,234
Gazprom OAO, ADR	3,680	31,975
Lukoil OAO, ADR	29,756	1,780,004
MMC Norilsk Nickel OJSC, ADR (I)	39,185	778,001
Mobile Telesystems OJSC, ADR	20,264	400,011
NovaTek OAO, GDR (I)	3,606	447,744
Rosneft OAO, GDR	30,000	219,450
Rosneft OAO, GDR	9,131	66,652
Sberbank of Russia, ADR	40,000	406,800
Sberbank of Russia, ADR	34,900	351,584
Severstal OAO, GDR	4,250	34,531
Sistema JSFC, GDR	3,202	98,615
Surgutneftegas OAO, ADR	23,070	177,909
Surgutneftegas OAO, Class B, ADR (L)	22,274	183,983
Tatneft OAO, ADR	7,986	309,457
Uralkali OSJC, GDR	6,000	138,300
VTB Bank OJSC, GDR (I)(L)	50,760	123,576
		7,742,765
Singapore - 1.0%
Ascendas Real Estate Investment Trust	56,864	105,080
CapitaLand, Ltd.	115,999	297,891

60

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
CapitaMall Trust	90,402	$143,293
City Developments, Ltd.	23,000	188,955
ComfortDelGro Corp., Ltd.	97,000	194,519
DBS Group Holdings, Ltd.	65,364	879,126
Genting Singapore PLC	226,200	241,507
Golden Agri-Resources, Ltd.	284,496	126,882
Hutchison Port Holdings Trust	215,400	155,126
Jardine Cycle and Carriage, Ltd.	4,547	161,600
Keppel Corp., Ltd.	56,969	493,151
Keppel Land, Ltd.	35,510	96,322
Oversea-Chinese Banking Corp., Ltd.	103,143	791,119
Sembcorp Industries, Ltd.	38,019	163,826
SembCorp Marine, Ltd.	36,999	121,738
Singapore Airlines, Ltd.	23,140	192,571
Singapore Exchange, Ltd.	37,000	206,374
Singapore Press Holdings, Ltd. (L)	59,500	198,967
Singapore Technologies Engineering, Ltd.	73,000	222,695
Singapore Telecommunications, Ltd.	303,840	939,076
StarHub, Ltd.	21,000	70,287
Suntec Real Estate Investment Trust	191	278
United Overseas Bank, Ltd.	51,650	933,973
UOL Group, Ltd.	24,873	130,196
Wilmar International, Ltd.	72,000	184,310
		7,238,862
South Africa - 1.6%
African Bank Investments, Ltd. (L)	52,291	33,364
African Rainbow Minerals, Ltd.	5,606	98,737
Anglo American Platinum, Ltd. (I)	2,632	114,387
AngloGold Ashanti, Ltd. (I)	14,430	246,328
Aspen Pharmacare Holdings, Ltd.	8,659	243,474
Assore, Ltd.	664	22,265
Barclays Africa Group, Ltd.	12,071	183,307
Bidvest Group, Ltd.	11,166	296,753
Coronation Fund Managers, Ltd.	8,138	73,104
Discovery, Ltd.	15,181	138,703
Exxaro Resources, Ltd.	4,891	63,778
FirstRand, Ltd.	118,126	452,531
Gold Fields, Ltd.	29,492	109,061
Growthpoint Properties, Ltd.	74,920	174,044
Harmony Gold Mining Company, Ltd. (I)	16,381	48,937
Hulamin, Ltd. (I)	156	114
Impala Platinum Holdings, Ltd.	22,733	229,131
Imperial Holdings, Ltd.	6,917	130,065
Investec, Ltd.	7,953	72,947
Kumba Iron Ore, Ltd.	3,135	100,302
Liberty Holdings, Ltd.	4,754	58,126
Life Healthcare Group Holdings, Ltd.	40,397	157,613
Massmart Holdings, Ltd.	4,351	54,031
MMI Holdings, Ltd.	19,936	49,207
Mr. Price Group, Ltd.	8,969	152,494
MTN Group, Ltd.	63,985	1,347,767
Naspers, Ltd.	14,605	1,719,634
Nedbank Group, Ltd.	9,463	203,985
Netcare, Ltd.	36,217	97,718
Northam Platinum, Ltd. (I)	9,932	42,622
Pick n Pay Stores, Ltd.	7,147	39,139
PPC, Ltd.	27,421	80,789
Rand Merchant Insurance Holdings, Ltd.	31,391	96,829
Redefine Income Fund, Ltd.	113,653	102,513
Remgro, Ltd.	18,654	403,503
RMB Holdings, Ltd.	31,391	155,284
Sanlam, Ltd.	64,030	371,764
Sappi, Ltd. (I)	26,810	96,816

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Sasol, Ltd.	20,803	$1,235,779
Shoprite Holdings, Ltd.	16,492	238,959
Standard Bank Group, Ltd.	45,879	625,644
Steinhoff International Holdings, Ltd.	51,950	289,617
Super Group, Ltd. (I)	290	831
The Foschini Group, Ltd.	6,632	69,575
Tiger Brands, Ltd.	6,286	181,288
Trans Hex Group, Ltd. (I)	1,091	381
Truworths International, Ltd.	18,481	130,377
Vodacom Group, Ltd.	16,692	206,312
Woolworths Holdings, Ltd.	26,688	196,176
		11,236,105
South Korea - 3.2%
Amorepacific Corp.	127	191,280
AMOREPACIFIC Group	129	95,223
BS Financial Group, Inc.	5,627	82,886
Celltrion, Inc. (I)	2,553	117,370
Cheil Industries, Inc.	1,865	129,396
CJ CheilJedang Corp.	326	110,968
CJ Corp.	456	63,103
Coway Company, Ltd.	1,930	161,538
Daelim Industrial Company, Ltd.	877	73,064
Daewoo Engineering &
Construction Company, Ltd. (I)	2,130	18,478
Daewoo International Corp.	1,626	58,794
Daewoo Securities Company, Ltd. (I)	7,159	61,684
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	4,040	102,599
DGB Financial Group, Inc.	3,940	59,003
Dongbu Insurance Company, Ltd.	1,810	92,997
Doosan Corp.	163	20,131
Doosan Heavy Industries and
Construction Company, Ltd.	2,030	70,313
Doosan Infracore Company, Ltd. (I)	4,470	57,226
E-Mart Company, Ltd.	817	187,371
GS Engineering & Construction Corp. (I)	1,468	48,861
GS Holdings Corp.	2,038	90,868
Hana Financial Group, Inc.	9,912	367,321
Hankook Tire Company, Ltd.	3,008	179,460
Hanwha Chemical Corp.	2,217	40,237
Hanwha Corp.	2,040	52,096
Hanwha Life Insurance Company, Ltd.	8,120	51,828
Hitejinro Holdings Company, Ltd.	200	2,224
Hotel Shilla Company, Ltd.	1,190	107,488
Hyosung Corp.	1,033	69,037
Hyundai Department Store Company, Ltd.	494	67,861
Hyundai Development Company	1,140	36,260
Hyundai Engineering &
Construction Company, Ltd.	2,649	150,867
Hyundai Glovis Company, Ltd.	539	143,575
Hyundai Heavy Industries Company, Ltd.	1,587	277,668
Hyundai Hysco Company, Ltd.	423	28,256
Hyundai Marine & Fire
Insurance Company, Ltd.	2,650	75,574
Hyundai Merchant Marine Company, Ltd. (I)	2,351	21,280
Hyundai Mipo Dockyard	513	74,277
Hyundai Mobis	2,535	711,937
Hyundai Motor Company	5,686	1,289,134
Hyundai Steel Company	2,775	204,000
Hyundai Wia Corp.	644	124,784
Industrial Bank of Korea	7,080	94,448
Kangwon Land, Inc.	4,000	117,453
KB Financial Group, Inc.	10,980	381,576

61

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
KB Financial Group, Inc., ADR	2,772	$96,355
KCC Corp.	196	119,502
Kia Motors Corp.	9,843	550,670
KJB Financial Group Company, Ltd. (I)	924	10,182
KNB Financial Group Company, Ltd. (I)	1,412	17,933
Korea Aerospace Industries, Ltd.	1,710	52,738
Korea Electric Power Corp.	7,710	283,833
Korea Electric Power Corp., ADR	4,277	78,697
Korea Gas Corp. (I)	1,166	63,687
Korea Investment Holdings Company, Ltd.	1,170	46,469
Korea Zinc Company, Ltd.	339	132,926
Korean Air Lines Company, Ltd. (I)	917	30,269
Korean Reinsurance Company, Ltd.	15	155
KT Corp.	2,633	79,471
KT&G Corp.	4,163	368,376
Kumho Industrial Company, Ltd. (I)	17	172
Kumho Petrochemical Company, Ltd.	614	53,812
LG Chem, Ltd.	1,735	507,397
LG Corp.	3,654	225,709
LG Display Company, Ltd. (I)	7,650	240,827
LG Display Company, Ltd., ADR (I)	2,417	38,116
LG Electronics, Inc.	4,051	297,523
LG Household & Health Care, Ltd.	362	162,956
LG Innotek Company, Ltd. (I)	210	30,087
LG Uplus Corp.	6,602	60,131
Lotte Chemical Corp.	562	102,470
Lotte Confectionery Company, Ltd.	20	38,195
Lotte Shopping Company, Ltd.	410	124,997
LS Cable, Ltd.	793	58,240
LS Industrial Systems Company, Ltd.	735	47,870
Mirae Asset Securities Company, Ltd.	875	38,777
NAVER Corp.	1,057	870,931
NCSoft Corp.	632	113,991
OCI Company, Ltd. (I)	650	110,536
Orion Corp.	143	131,016
POSCO	2,426	724,950
S-Oil Corp.	1,778	99,979
S1 Corp.	810	65,130
Samsung C&T Corp.	4,787	353,104
Samsung Card Company, Ltd.	1,490	63,546
Samsung Electro-Mechanics Company, Ltd.	2,318	133,578
Samsung Electronics Company, Ltd.	4,040	5,276,032
Samsung Engineering Company, Ltd. (I)	1,181	93,456
Samsung Fire & Marine
Insurance Company, Ltd.	1,357	345,381
Samsung Heavy Industries Company, Ltd.	6,270	167,734
Samsung Life Insurance Company, Ltd.	2,331	234,977
Samsung SDI Company, Ltd.	1,333	213,407
Samsung Securities Company, Ltd.	2,498	109,329
Samsung Techwin Company, Ltd.	1,577	82,590
Shinhan Financial Group Company, Ltd., ADR	350	16,051
Shinhan Financial Group Company, Ltd.	15,585	719,034
Shinsegae Company, Ltd.	197	42,517
SK C&C Company, Ltd.	964	158,607
SK Holdings Company, Ltd.	1,019	183,885
SK Hynix, Inc. (I)	19,510	936,828
SK Innovation Company, Ltd.	2,274	253,985
SK Networks Company, Ltd. (I)	3,090	32,788
SK Telecom Company, Ltd.	470	109,865
Woori Finance Holdings Company, Ltd. (I)	12,174	144,941
Woori Investment & Securities Company, Ltd.	3,944	34,020
Yuhan Corp.	350	62,579
		22,405,103

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Spain - 2.5%
Abertis Infraestructuras SA	15,173	$349,063
ACS Actividades de Construccion
y Servicios SA	6,634	303,640
Amadeus IT Holding SA, A Shares	12,738	525,102
Banco Bilbao Vizcaya Argentaria SA	219,592	2,798,791
Banco de Sabadell SA	139,622	476,564
Banco Popular Espanol SA	33,669	224,921
Banco Santander SA	447,657	4,677,682
Bankia SA (I)	340	659
CaixaBank SA	38,111	235,109
Distribuidora Internacional de Alimentacion SA	23,600	217,220
Enagas SA (L)	6,236	200,730
Ferrovial SA	14,499	323,051
Gas Natural SDG SA (L)	14,483	457,565
Grifols SA	4,281	233,914
Grifols SA, B Shares	427	18,635
Iberdrola SA	168,473	1,288,740
Inditex SA	8,254	1,270,331
Mapfre SA (L)	30,375	121,029
Red Electrica Corp. SA (L)	4,146	378,995
Repsol SA	31,680	835,297
Telefonica SA	149,236	2,562,061
Zardoya Otis SA	5,513	98,162
Zeltia SA (I)	175	706
		17,597,967
Sweden - 2.1%
Alfa Laval AB	13,367	344,201
Assa Abloy AB, Series B	13,254	674,176
Atlas Copco AB, Series A	25,624	739,794
Atlas Copco AB, Series B	13,732	366,444
Boliden AB	10,826	157,060
Electrolux AB	9,396	237,124
Elekta AB, B Shares (L)	15,376	195,289
Getinge AB, B Shares	6,512	170,519
Hennes & Mauritz AB, B Shares	35,889	1,566,907
Hexagon AB, B Shares	9,601	309,333
Husqvarna AB, B Shares	18,793	146,051
Industrivarden AB, C Shares	2,860	56,457
Investment AB Kinnevik, B Shares	7,421	316,197
Investor AB, B Shares	16,147	605,047
Lundin Petroleum AB (I)	8,518	172,173
Nordea Bank AB	100,775	1,420,720
Sandvik AB (L)	40,462	552,596
Securitas AB, Series B	14,347	170,116
Skandinaviska Enskilda Banken AB, Series A	56,007	747,567
Skanska AB, Series B	14,150	323,020
SKF AB, B Shares	15,548	396,437
Svenska Cellulosa AB SCA, B Shares	22,959	597,941
Svenska Handelsbanken AB, Class A	18,485	903,908
Swedbank AB, Class A	32,393	857,997
Swedish Match AB	8,709	302,181
Tele2 AB, B Shares	12,690	149,342
Telefonaktiebolaget LM Ericsson, B Shares	116,154	1,403,227
TeliaSonera AB	82,426	601,873
Volvo AB, Series B	52,551	723,450
		15,207,147
Switzerland - 6.8%
ABB, Ltd. (I)	80,722	1,857,440
Actelion, Ltd. (I)	3,508	444,006
Adecco SA (I)	5,213	428,998
Aryzta AG (I)	3,464	328,055
Baloise Holding AG	1,589	187,100

62

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Barry Callebaut AG (I)	81	$110,018
Cie Financiere Richemont SA	19,069	1,998,226
Coca-Cola HBC AG	7,325	168,155
Credit Suisse Group AG (I)	55,601	1,581,262
EMS-Chemie Holding AG	400	159,618
Geberit AG	1,444	506,546
Givaudan SA (I)	319	531,431
Glencore Xstrata PLC	390,339	2,175,248
Holcim, Ltd. (I)	8,405	738,273
Julius Baer Group, Ltd. (I)	8,521	351,059
Kuehne & Nagel International AG	2,068	274,982
Lindt & Spruengli AG	35	178,131
Lindt & Spruengli AG	4	247,021
Lonza Group AG (I)	1,729	188,026
Nestle SA	116,882	9,056,825
Novartis AG	83,326	7,545,865
Pargesa Holding SA	755	67,767
Partners Group Holding AG	751	205,169
Roche Holding AG	25,452	7,583,597
Schindler Holding AG,
Participation Certificates	1,670	253,665
Schindler Holding AG, Registered Shares	806	121,447
SGS SA	194	464,227
Sika AG	91	371,790
Sonova Holding AG	1,693	258,119
STMicroelectronics NV	24,208	216,881
Sulzer AG	981	137,469
Swiss Life Holding AG (I)	1,089	258,138
Swiss Prime Site AG (I)	2,297	190,265
Swiss Re AG (I)	12,928	1,149,521
Swisscom AG	890	516,980
Syngenta AG	3,419	1,263,147
The Swatch Group AG	1,748	193,925
The Swatch Group AG, BR Shares	1,109	668,690
Transocean, Ltd.	14,101	633,532
UBS AG (I)	133,510	2,447,839
Wolseley PLC	9,747	533,951
Zurich Insurance Group AG	5,465	1,645,982
		48,238,386
Taiwan - 1.9%
Acer, Inc. (I)	53,424	38,184
Advanced Semiconductor Engineering, Inc.	215,933	279,807
Advantech Company, Ltd.	1,811	15,467
Asia Cement Corp.	36,141	49,537
Asia Optical Company, Inc. (I)	79	96
Asustek Computer, Inc.	24,952	278,862
AU Optronics Corp. (I)	163,827	69,412
Catcher Technology Company, Ltd.	8,184	76,376
Cathay Financial Holdings Company, Ltd.	287,525	449,101
Chang Hwa Commercial Bank	84,859	52,596
Cheng Shin Rubber Industry Company, Ltd.	77,680	198,637
China Airlines, Ltd. (I)	26,874	9,227
China Development Financial Holdings Corp.	213,153	70,107
China Motor Corp.	65	65
China Steel Corp.	429,793	361,511
Chunghwa Telecom Company, Ltd.	141,148	454,888
Compal Electronics, Inc.	79,764	65,290
CTBC Financial Holding Company, Ltd.	534,469	356,310
D-Link Corp.	361	239
Delta Electronics, Inc.	67,331	490,381
E.Sun Financial Holding Company, Ltd.	60,181	38,605
Epistar Corp. (I)	10,064	24,947
Eva Airways Corp. (I)	23,623	11,355

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Evergreen Marine Corp Taiwan, Ltd. (I)	8,799	$4,802
Far Eastern Department Stores Company, Ltd.	20,138	18,915
Far Eastern New Century Corp.	62,356	67,151
Far EasTone
Telecommunications Company, Ltd.	69,159	157,541
First Financial Holding Company, Ltd.	115,798	74,455
Formosa Chemicals & Fibre Corp.	119,212	301,898
Formosa Petrochemical Corp.	24,720	64,372
Formosa Plastics Corp.	154,086	411,866
Formosa Taffeta Company, Ltd.	5,000	5,525
Foxconn Technology Company, Ltd.	14,484	35,125
Fubon Financial Holding Company, Ltd.	211,112	304,960
Hon Hai Precision Industry Company, Ltd.	408,520	1,369,590
HTC Corp.	26,997	124,759
Hua Nan Financial Holdings Company, Ltd.	78,460	49,139
Innolux Corp. (I)	93,794	43,981
Inventec Corp.	25,899	24,817
Kinsus Interconnect Technology Corp.	1,035	4,652
Largan Precision Company, Ltd.	1,143	91,187
Lite-On Technology Corp.	39,039	65,200
MediaTek, Inc.	42,340	716,193
Mega Financial Holding Company, Ltd.	358,065	297,963
Mitac Holdings Corp. (I)	1,407	1,266
Mosel Vitelic, Inc. (I)	236	71
Nan Ya Plastics Corp.	176,992	426,261
Novatek Microelectronics Corp., Ltd.	7,361	36,203
Pan-International Industrial	327	242
Pegatron Corp.	32,989	63,050
Pou Chen Corp.	36,641	44,145
Powertech Technology, Inc.	13,149	23,797
President Chain Store Corp.	7,496	60,074
Quanta Computer, Inc.	92,771	271,054
Realtek Semiconductor Corp.	5,999	19,027
Shin Kong Financial Holding Company, Ltd.	97,557	30,098
Siliconware Precision Industries Company	54,855	90,305
SinoPac Financial Holdings Company, Ltd.	112,680	50,752
Synnex Technology International Corp.	23,741	40,028
Taishin Financial Holdings Company, Ltd.	79,900	40,945
Taiwan Cement Corp.	60,781	92,073
Taiwan Cooperative Financial
Holding Company, Ltd.	52,484	30,058
Taiwan Fertilizer Company, Ltd.	13,000	25,774
Taiwan Glass Industrial Corp.	11,254	9,502
Taiwan Mobile Company, Ltd.	62,257	192,657
Taiwan Semiconductor
Manufacturing Company, Ltd.	914,227	3,868,591
Teco Electric & Machinery Company, Ltd.	16,000	18,418
TPK Holding Company, Ltd.	8,000	79,868
Transcend Information, Inc.	6,608	22,710
U-Ming Marine Transport Corp.	5,000	8,441
Uni-President Enterprises Corp.	162,816	292,425
Unimicron Technology Corp.	20,604	19,949
United Microelectronics Corp.	258,313	128,707
Wafer Works Corp. (I)	142	71
Walsin Lihwa Corp. (I)	28,000	9,988
Wistron Corp.	37,119	33,878
Ya Hsin Industrial Company, Ltd. (I)	36,000	0
Yang Ming Marine Transport Corp. (I)	3,348	1,345
Yuanta Financial Holdings Company, Ltd.	179,932	97,299
Yulon Motor Company, Ltd.	17,510	28,502
Zinwell Corp.	904	1,028
		13,783,693

63

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thailand - 0.4%
Advanced Info Service PCL	48,400	$328,085
Bangkok Bank PCL, Foreign Shares	34,900	208,058
Banpu PCL	55,000	49,992
BEC World PCL	46,019	69,124
Charoen Pokphand Foods PCL	136,200	114,357
CP ALL PCL	173,500	256,601
Glow Energy PCL	27,900	71,566
IRPC PCL	528,400	55,030
Kasikornbank PCL, Foreign Shares	61,800	390,366
Krung Thai Bank PCL	164,375	105,852
PTT Exploration & Production PCL	60,147	310,418
PTT Global Chemical PCL	65,273	135,755
PTT PCL, Foreign Shares	34,300	336,078
Siam Cement PCL, Foreign Shares	11,300	158,800
Siam Commercial Bank PCL	70,748	367,310
Thai Oil PCL	28,800	46,144
		3,003,536
Turkey - 0.4%
Adana Cimento Sanayii TAS, Class A	685	1,460
Akbank TAS	67,697	248,980
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,117	99,445
Arcelik AS	6,139	37,371
BIM Birlesik Magazalar AS	8,214	188,450
Coca-Cola Icecek AS	2,884	71,223
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS	17,803	22,405
Enka Insaat ve Sanayi AS	25,228	68,484
Eregli Demir ve Celik Fabrikalari TAS	30,186	54,061
Ford Otomotiv Sanayi AS (I)	4,572	56,984
HACI Omer Sabanci Holding AS	31,762	148,358
Is Gayrimenkul Yatirim Ortakligi AS	4,084	2,508
KOC Holdings AS	25,423	124,781
Koza Altin Isletmeleri AS	1,847	21,166
TAV Havalimanlari Holding AS	4,656	37,026
Tupras Turkiye Petrol Rafinerileri AS	4,998	116,605
Turk Hava Yollari	25,366	77,781
Turk Telekomunikasyon AS	22,064	63,758
Turkcell Iletisim Hizmetleri AS (I)	29,771	186,339
Turkiye Garanti Bankasi AS	86,216	337,638
Turkiye Halk Bankasi AS	25,911	194,528
Turkiye Is Bankasi, Class C	60,572	163,864
Turkiye Sise ve Cam Fabrikalari AS	30,613	43,107
Turkiye Vakiflar Bankasi Tao, Class D	22,351	52,470
Yapi ve Kredi Bankasi AS	35,813	78,100
		2,496,892
Ukraine - 0.0%
Kernel Holding SA (I)	1,846	20,286
United Kingdom - 13.2%
3i Group PLC	36,258	249,183
Aberdeen Asset Management PLC	35,216	273,304
Admiral Group PLC	7,053	186,881
Aggreko PLC (I)	9,826	277,419
AMEC PLC	10,765	223,534
Anglo American PLC	51,738	1,268,013
Antofagasta PLC	15,103	197,305
ARM Holdings PLC	51,898	780,384
ASOS PLC (I)	1,980	100,275
Associated British Foods PLC	13,331	695,245
AstraZeneca PLC	45,978	3,420,654
Aviva PLC	108,407	945,827
Babcock International Group PLC	18,402	365,775
BAE Systems PLC	120,209	890,356

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Barclays PLC	546,388	$1,990,369
BG Group PLC	125,247	2,642,882
BHP Billiton PLC	76,091	2,473,642
BP PLC	660,997	5,820,667
British American Tobacco PLC	68,923	4,101,073
British Land Company PLC	34,770	417,783
British Sky Broadcasting Group PLC	39,082	604,417
BT Group PLC	284,079	1,866,700
Bunzl PLC	11,962	332,083
Burberry Group PLC	16,791	426,173
Capita PLC	24,608	482,102
Centrica PLC	186,000	993,914
CNH Industrial NV	34,400	352,975
Cobham PLC	39,593	211,530
Compass Group PLC	66,378	1,154,077
Croda International PLC	5,115	192,636
Diageo PLC	90,526	2,883,169
Direct Line Insurance Group PLC	36,648	169,125
easyJet PLC	5,884	137,407
G4S PLC	56,956	248,659
GKN PLC	59,980	372,355
GlaxoSmithKline PLC	177,382	4,722,828
Hammerson PLC	26,287	260,840
Hargreaves Lansdown PLC	8,843	187,219
HSBC Holdings PLC	683,106	6,930,160
ICAP PLC	23,327	151,554
IMI PLC	10,620	270,039
Imperial Tobacco Group PLC	35,660	1,604,273
Inmarsat PLC	15,909	203,342
InterContinental Hotels Group PLC	9,648	399,151
International Consolidated
Airlines Group SA PLC (I)	42,245	268,067
International Personal Finance PLC	84	844
Intertek Group PLC	6,301	296,257
Intu Properties PLC	38,025	202,828
Investec PLC	23,790	219,182
ITV PLC	141,502	431,220
J Sainsbury PLC	44,909	242,417
Johnson Matthey PLC	7,427	393,820
Kingfisher PLC	87,104	534,723
Land Securities Group PLC	29,076	515,212
Legal & General Group PLC	222,663	857,808
Lloyds Banking Group PLC (I)	2,043,626	2,597,596
London Stock Exchange Group PLC	6,139	210,768
Marks & Spencer Group PLC	60,423	439,535
Meggitt PLC	29,365	254,244
Melrose Industries PLC	43,393	193,095
National Grid PLC	135,561	1,951,645
Next PLC	5,452	603,553
Old Mutual PLC	171,915	580,981
Pearson PLC	30,043	593,185
Persimmon PLC (I)	11,241	244,825
Petrofac, Ltd.	10,236	210,552
Prudential PLC	94,150	2,157,113
Reckitt Benckiser Group PLC	23,740	2,070,013
Reed Elsevier PLC	44,186	710,064
Rexam PLC	25,267	231,266
Rio Tinto PLC	46,670	2,519,911
Rio Tinto, Ltd.	16,755	939,954
Rolls-Royce Holdings PLC (I)	69,618	1,271,972
Royal Bank of Scotland Group PLC (I)	79,206	445,155
Royal Mail PLC	23,738	202,578
RSA Insurance Group PLC	36,872	299,472

64

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
SABMiller PLC	34,597	$2,005,068
Schroders PLC	3,956	169,523
Segro PLC	27,304	161,185
Severn Trent PLC	8,842	292,296
Smith & Nephew PLC	33,067	585,219
Smiths Group PLC	15,034	333,150
Sports Direct International PLC (I)	9,639	116,477
SSE PLC	35,919	962,236
Standard Chartered PLC	91,039	1,860,844
Standard Life PLC	86,554	553,728
Subsea 7 SA	11,603	216,274
Tate & Lyle PLC	18,516	216,636
Tesco PLC	289,494	1,406,994
The Sage Group PLC	40,707	267,363
The Weir Group PLC	7,289	326,601
Travis Perkins PLC	9,089	254,541
TUI Travel PLC	16,416	111,751
Tullow Oil PLC	34,473	502,918
Unilever PLC	47,114	2,135,652
United Utilities Group PLC	26,610	401,549
Vodafone Group PLC	954,845	3,191,358
Whitbread PLC	6,679	503,867
William Hill PLC	32,018	179,767
WM Morrison Supermarkets PLC	81,859	256,731
WPP PLC	50,060	1,090,901
		93,269,783
United States - 0.4%
Carnival PLC	6,738	254,164
Catamaran Corp. (I)	8,200	362,105
Southern Copper Corp.	6,974	211,800
Thomson Reuters Corp.	12,977	472,477
Valeant Pharmaceuticals International, Inc. (I)	11,800	1,492,237
Verizon Communications, Inc.	936	45,798
		2,838,581
TOTAL COMMON STOCKS (Cost $494,848,837)		$681,195,016
PREFERRED SECURITIES - 1.5%
Brazil - 0.9%
AES Tiete SA	4,500	39,593
Banco Bradesco SA	75,608	1,096,735
Banco do Estado do Rio Grande do Sul SA,
B Shares	7,832	38,105
Bradespar SA	8,800	80,652
Braskem SA, A Shares	4,100	26,146
Centrais Eletricas Brasileiras SA, B Shares	4,300	20,434
Cia Brasileira de Distribuicao Grupo Pao
de Acucar	2,538	118,302
Cia Energetica de Minas Gerais	26,542	193,885
Cia Energetica de Sao Paulo, B Shares	6,883	86,602
Cia Paranaense de Energia, B Shares	4,400	67,469
Gerdau SA	31,800	186,238
Itau Unibanco Holding SA	99,220	1,435,648
Itausa - Investimentos Itau SA	116,965	460,025
Lojas Americanas SA	19,570	124,887
Marcopolo SA	18,400	35,726
Metalurgica Gerdau SA	10,700	75,692
Oi SA	30,670	27,068
Petroleo Brasileiro SA	150,651	1,178,889
Telefonica Brasil SA	5,054	102,933
Usinas Siderurgicas de Minas Gerais SA,
A Shares (I)	10,150	34,821

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Brazil (continued)
Vale SA	71,900	$857,463
		6,287,313
Germany - 0.4%
Bayerische Motoren Werke AG	1,808	173,102
Fuchs Petrolub SE	3,112	140,418
Henkel AG & Company KGaA	6,587	761,011
Porsche Automobil Holding SE	5,618	584,118
Volkswagen AG	5,379	1,408,850
		3,067,499
South Korea - 0.2%
Hyundai Motor Company, Ltd.	1,066	159,636
Hyundai Motor Company, Ltd., 2nd Preferred	1,556	246,114
LG Chem, Ltd.	411	78,382
Samsung Electronics Company, Ltd.	766	802,688
		1,286,820
United Kingdom - 0.0%
Rolls-Royce Holdings PLC, C Shares (I)	9,328,812	15,965
TOTAL PREFERRED SECURITIES (Cost $8,463,041)		$10,657,597
RIGHTS - 0.0%
BS Financial Group, Inc. (Expiration Date:
07/04/2014; Strike Price: KRW 13,600.00) (I)	954	$2,028
HKT Trust and HKT, Ltd. (Expiration Date:
07/15/2014; Strike Price: HKD 6.84) (I)	19,409	5,735
Public Bank Bhd (I)(N)	8,853	15,163
Repsol SA (Expiration Date: 07/10/2014) (I)(N)	31,680	21,560
TOTAL RIGHTS (Cost $20,945)		$44,486
WARRANTS - 0.0%
Sun Hung Kai Properties, Ltd. (Expiration
Date: 04/22/2016; Strike Price:
HKD 98.60) (I)	5,206	$6,798
TOTAL WARRANTS (Cost $0)		$6,798
SECURITIES LENDING COLLATERAL - 4.4%
John Hancock Collateral
Investment Trust, 0.0995% (W)(Y)	3,084,598	30,868,804
TOTAL SECURITIES LENDING
COLLATERAL (Cost $30,868,379)		$30,868,804
SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
AIM Short-Term Investment Trust, STIC Prime
Portfolio, Institutional Class, 0.0099% (I)(Y)	2,836,707	2,836,707
TOTAL SHORT-TERM INVESTMENTS (Cost $2,836,707)		$2,836,707
Total Investments (International Equity Index Trust B)
(Cost $537,037,909) - 102.6%		$725,609,408
Other assets and liabilities, net - (2.6%)		(18,057,102)
TOTAL NET ASSETS - 100.0%		$707,552,306

65

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

International Growth Stock Trust
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 93.9%
Australia - 3.3%
Amcor, Ltd.	874,577	$8,601,941
Brambles, Ltd.	687,810	5,959,096
CSL, Ltd.	58,024	3,642,337
		18,203,374
Belgium - 1.5%
Anheuser-Busch InBev NV	75,037	8,621,771
Brazil - 3.9%
Banco Bradesco SA, ADR	517,845	7,519,109
BM&FBovespa SA	1,848,400	9,695,839
BRF SA	189,846	4,588,267
		21,803,215
Canada - 8.7%
Agrium, Inc.	48,975	4,486,487
Canadian National Railway Company	76,478	4,974,062
Cenovus Energy, Inc.	151,120	4,898,778
CGI Group, Inc., Class A (I)	251,500	8,914,043
Encana Corp.	282,555	6,694,148
Fairfax Financial Holdings, Ltd.	11,354	5,386,460
Suncor Energy, Inc.	318,961	13,600,792
		48,954,770
China - 3.9%
Baidu, Inc., ADR (I)	50,293	9,395,235
CNOOC, Ltd.	1,631,000	2,940,417
Great Wall Motor Company, Ltd., H Shares	1,245,500	4,631,574
Industrial & Commercial Bank of China, Ltd.,
H Shares	7,915,000	5,004,929
		21,972,155
Denmark - 2.5%
Carlsberg A/S, Class B	72,392	7,796,890
Novo Nordisk A/S	134,313	6,198,942
		13,995,832
France - 5.0%
Publicis Groupe SA	119,107	10,095,086
Schneider Electric SE (I)	75,651	7,133,391
Total SA	149,191	10,793,917
		28,022,394
Germany - 6.6%
adidas AG	54,413	5,502,034
Allianz SE	49,480	8,258,895
Deutsche Boerse AG	96,198	7,458,677
Deutsche Post AG	145,404	5,248,344
SAP AG	140,302	10,810,928
		37,278,878
Hong Kong - 3.4%
Galaxy Entertainment Group, Ltd.	1,407,000	11,209,137
Hutchison Whampoa, Ltd.	578,000	7,897,596
		19,106,733
Ireland - 2.3%
Shire PLC	165,850	13,009,775
Israel - 2.0%
Teva Pharmaceutical Industries, Ltd., ADR	218,603	11,459,169
Japan - 6.5%
Denso Corp.	80,500	3,845,533
FANUC Corp.	32,600	5,629,624
Japan Tobacco, Inc.	188,800	6,884,046
Keyence Corp.	11,700	5,116,266
Komatsu, Ltd.	234,500	5,443,514

International Growth Stock Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Toyota Motor Corp.	159,100	$9,525,733
		36,444,716
Mexico - 1.8%
Fomento Economico Mexicano SAB
de CV, ADR	28,786	2,695,809
Grupo Televisa SAB, ADR	215,853	7,405,916
		10,101,725
Netherlands - 2.8%
Royal Dutch Shell PLC, B Shares	207,913	9,035,916
Unilever NV	147,146	6,441,030
		15,476,946
Singapore - 4.4%
Avago Technologies, Ltd.	124,263	8,955,634
Keppel Corp., Ltd.	786,200	6,805,718
United Overseas Bank, Ltd.	505,000	9,131,781
		24,893,133
South Korea - 3.1%
Hyundai Mobis	28,197	7,918,925
Samsung Electronics Company, Ltd.	7,081	9,247,422
		17,166,347
Spain - 1.1%
Amadeus IT Holding SA, A Shares	144,902	5,973,336
Sweden - 2.2%
Investor AB, B Shares	182,745	6,847,671
Telefonaktiebolaget LM Ericsson, B Shares	468,265	5,656,990
		12,504,661
Switzerland - 7.7%
ABB, Ltd. (SIX Swiss Exchange) (I)	291,426	6,705,809
Julius Baer Group, Ltd. (I)	118,271	4,872,683
Novartis AG	69,225	6,268,902
Roche Holding AG	37,192	11,081,609
Syngenta AG	19,409	7,170,639
UBS AG (I)	385,465	7,067,308
		43,166,950
Taiwan - 1.9%
Taiwan Semiconductor
Manufacturing Company, Ltd.	2,497,000	10,566,163
Thailand - 1.1%
Kasikornbank PCL, NVDR	951,200	5,978,511
Turkey - 1.1%
Akbank TAS	1,741,136	6,403,663
United Kingdom - 17.1%
Aberdeen Asset Management PLC	756,084	5,867,819
British American Tobacco PLC	209,514	12,466,554
British Sky Broadcasting Group PLC	737,205	11,401,141
Centrica PLC	847,646	4,529,501
Compass Group PLC	755,755	13,139,885
Informa PLC	488,929	4,005,786
Kingfisher PLC	759,934	4,665,158
Next PLC	45,066	4,988,946
Reed Elsevier PLC	961,976	15,458,854
Smith & Nephew PLC	438,425	7,759,236
WPP PLC	539,561	11,758,045
		96,040,925
TOTAL COMMON STOCKS (Cost $401,698,907)		$527,145,142

66

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

International Growth Stock Trust (continued)
	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 6.8%
Money Market Funds - 6.8%
State Street Institutional Liquid Reserves
Fund, 0.0619% (Y)	38,396,145	38,396,145
TOTAL SHORT-TERM INVESTMENTS (Cost $38,396,145)		$38,396,145
Total Investments (International Growth Stock Trust)
(Cost $440,095,052) - 100.7%		$565,541,287
Other assets and liabilities, net - (0.7%)		(3,834,224)
TOTAL NET ASSETS - 100.0%		$561,707,063

International Small Company Trust
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.6%
Australia - 5.9%
Adelaide Brighton, Ltd.	19,147	$62,348
Aditya Birla Minerals, Ltd. (I)	16,006	2,875
AED Oil, Ltd. (I)	17,758	0
Ainsworth Game Technology, Ltd.	10,192	35,924
AJ Lucas Group, Ltd. (I)	6,337	5,546
Alkane Resources, Ltd. (I)	4,753	1,189
Alliance Resources, Ltd. (I)	22,348	3,380
Amalgamated Holdings, Ltd.	8,898	78,259
Amcom Telecommunications, Ltd.	6,851	12,780
APN News & Media, Ltd. (I)	42,191	30,769
Aquila Resources, Ltd. (I)	9,515	30,298
Arafura Resources, Ltd. (I)	20,511	1,122
ARB Corp., Ltd.	5,909	68,213
Arrium, Ltd.	100,196	75,370
ASG Group, Ltd. (I)	16,688	7,083
Atlas Iron, Ltd.	57,616	34,297
Ausdrill, Ltd.	16,467	13,272
Ausenco, Ltd. (I)	9,940	4,692
Austal, Ltd. (I)	23,155	27,894
Austbrokers Holdings, Ltd.	4,308	43,806
Austin Engineering, Ltd.	7,179	10,893
Australian Agricultural Company, Ltd. (I)	20,852	24,182
Automotive Holdings Group, Ltd.	31,654	108,874
Aveo Group	23,440	45,515
AWE, Ltd. (I)	36,008	61,105
BC Iron, Ltd.	10,606	32,105
Beach Energy, Ltd.	137,711	218,037
Bega Cheese, Ltd.	2,481	11,391
Bentham IMF, Ltd.	11,295	19,542
Billabong International, Ltd. (I)	21,480	10,125
Blackmores, Ltd.	1,425	36,481
Bradken, Ltd.	10,103	36,175
Breville Group, Ltd.	4,685	35,835
Brickworks, Ltd.	1,798	23,172
BT Investment Management, Ltd.	3,141	19,103
Cabcharge Australia, Ltd.	9,047	34,416
Cape Lambert Resources, Ltd. (I)	61,857	4,494
Cardno, Ltd.	10,684	63,640
Carnarvon Petroleum, Ltd. (I)	56,316	3,986
Cedar Woods Properties, Ltd.	2,505	17,261
Chandler Macleod, Ltd.	26,035	8,085
Citigold Corp., Ltd. (I)	12,839	304
Coal of Africa, Ltd. (I)	28,467	1,768
Cockatoo Coal, Ltd. (I)	193,911	5,254
Coffey International, Ltd. (I)	25,659	5,701

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Compass Resources, Ltd. (I)	15,577	$0
CSG, Ltd. (I)	23,845	23,155
CSR, Ltd.	40,665	133,865
Cudeco, Ltd. (I)	8,580	13,901
Cue Energy Resources, Ltd. (I)	5,000	542
Data#3, Ltd.	9,073	5,821
David Jones, Ltd.	38,870	144,430
Decmil Group, Ltd.	2,109	3,554
Devine, Ltd. (I)	8,467	7,988
Domino’s Pizza Enterprises, Ltd.	2,164	43,799
Downer EDI, Ltd.	31,360	133,836
Drillsearch Energy, Ltd. (I)	35,948	49,478
DuluxGroup, Ltd.	31,393	167,690
DWS, Ltd.	12,684	13,874
Elders, Ltd. (I)(L)	48,521	8,961
Emeco Holdings, Ltd. (I)	61,822	11,657
Energy World Corp., Ltd. (I)	75,962	22,963
Envestra, Ltd.	94,560	121,142
Evolution Mining, Ltd.	26,424	17,671
Fairfax Media, Ltd.	171,716	146,400
Fantastic Holdings, Ltd.	4,687	6,574
Fleetwood Corp., Ltd.	5,216	11,466
FlexiGroup, Ltd.	16,586	49,555
Flinders Mines, Ltd. (I)	102,814	1,947
Focus Minerals, Ltd. (I)	124,710	1,175
Gindalbie Metals, Ltd. (I)	51,157	2,515
Goodman Fielder, Ltd.	209,597	134,395
GrainCorp., Ltd.	10,642	84,252
Grange Resources, Ltd.	101,992	15,484
Gryphon Minerals, Ltd. (I)	17,464	2,673
GUD Holdings, Ltd.	4,837	28,372
Gunns, Ltd. (I)	91,122	0
GWA Group, Ltd. (I)	24,613	60,967
Hillgrove Resources, Ltd. (I)	82,416	6,158
Hills, Ltd.	29,039	47,576
Horizon Oil, Ltd. (I)	103,008	34,041
iiNET, Ltd.	15,854	109,285
Imdex, Ltd. (I)	15,820	9,388
Independence Group NL	21,877	90,029
Indophil Resources NL (I)	145,281	21,965
Infigen Energy (I)	81,696	18,482
International Ferro Metals, Ltd. (I)	24,339	3,258
Intrepid Mines, Ltd. (I)	32,053	7,265
Invocare, Ltd.	7,210	68,724
IOOF Holdings, Ltd.	18,395	145,689
Iress, Ltd.	10,359	80,021
JB Hi-Fi, Ltd.	9,468	163,708
Kagara, Ltd. (I)	48,216	5,456
Karoon Gas Australia, Ltd. (I)(L)	6,513	18,855
Kingsgate Consolidated, Ltd. (I)	11,120	9,172
Linc Energy, Ltd. (I)	22,798	21,526
M2 Group, Ltd.	14,853	80,951
MACA, Ltd.	4,396	7,691
Macmahon Holdings, Ltd. (I)	112,440	10,601
Magellan Financial Group, Ltd.	2,426	25,007
Matrix Composites & Engineering, Ltd. (I)	1,943	2,164
McPherson’s, Ltd.	7,978	8,234
Medusa Mining, Ltd. (I)	8,127	14,366
Mermaid Marine Australia, Ltd.	23,329	45,345
Metals X, Ltd. (I)	140,431	34,547
Metcash, Ltd.	30,263	75,362
Mincor Resources NL	19,890	15,511
Mineral Deposits, Ltd. (I)	5,861	10,027

67

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Mineral Resources, Ltd.	9,687	$87,677
Molopo Energy, Ltd. (I)	5,287	946
Monadelphous Group, Ltd.	7,434	110,081
Mortgage Choice, Ltd.	6,422	17,209
Mount Gibson Iron, Ltd.	62,063	40,516
Myer Holdings, Ltd.	45,216	90,432
Nexus Energy, Ltd. (I)	112,125	1,374
NIB Holdings, Ltd.	43,000	132,163
Nido Petroleum, Ltd. (I)	140,525	4,241
Northern Star Resources, Ltd.	42,401	50,881
NRW Holdings, Ltd.	18,377	15,950
Nufarm, Ltd.	14,896	65,372
Oakton, Ltd.	7,538	9,351
OceanaGold Corp. (I)	21,200	65,763
OrotonGroup, Ltd.	3,034	12,555
Otto Energy, Ltd. (I)	63,569	5,517
OZ Minerals, Ltd.	13,708	52,905
Pacific Brands, Ltd.	68,225	35,089
Paladin Resources, Ltd. (I)	11,593	3,228
Pan Pacific Petroleum NL (I)	39,039	2,752
PanAust, Ltd.	16,167	34,412
Panoramic Resources, Ltd. (I)	26,277	20,523
Peet, Ltd. (I)	12,736	16,211
Perpetual, Ltd.	2,617	116,854
Perseus Mining, Ltd. (I)	34,213	13,744
Pharmaxis, Ltd. (I)	25,383	1,578
PMP, Ltd. (I)	32,750	13,461
Premier Investments, Ltd.	4,729	37,923
Primary Health Care, Ltd.	311	1,330
Prime Retirement & Aged
Care Property Trust (I)	14,396	0
Programmed Maintenance Services, Ltd.	12,923	34,383
Ramelius Resources, Ltd. (I)	2,953	217
RCR Tomlinson, Ltd.	10,520	27,773
Reckon, Ltd.	11,034	21,968
Redflex Holdings, Ltd.	3,279	3,125
Regis Resources, Ltd.	20,593	32,244
Resolute Mining, Ltd. (I)	37,931	22,375
Resource Generation, Ltd. (I)	9,069	1,117
Retail Food Group, Ltd.	6,910	29,571
Ridley Corp., Ltd.	19,156	14,402
Roc Oil Company, Ltd. (I)	64,961	36,781
SAI Global, Ltd.	19,386	93,568
Sandfire Resources NL (I)	8,888	52,261
Saracen Mineral Holdings, Ltd. (I)	20,048	7,901
Sedgman, Ltd.	11,057	5,216
Senex Energy, Ltd. (I)	87,382	57,320
Servcorp, Ltd.	5,074	22,960
Seven West Media, Ltd.	23,252	41,178
Sigma Pharmaceuticals, Ltd.	207,664	142,819
Silex Systems, Ltd. (I)	1,955	2,138
Silver Lake Resources, Ltd. (I)	29,625	14,472
Sirtex Medical, Ltd.	3,260	51,918
Skilled Group, Ltd.	11,678	25,317
Slater & Gordon, Ltd.	6,228	30,333
SMS Management & Technology, Ltd.	8,079	26,991
Southern Cross Media Group, Ltd.	51,441	51,877
Spark Infrastructure Group	76,283	133,306
Specialty Fashion Group, Ltd.	12,034	9,992
St. Barbara, Ltd. (I)	33,049	3,662
STW Communications Group, Ltd.	25,254	34,160
Sundance Resources, Ltd. (I)	164,268	13,020
Super Retail Group, Ltd.	12,026	95,921

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Technology One, Ltd.	17,402	$43,847
Ten Network Holdings, Ltd. (I)	108,747	27,151
TFS Corp., Ltd.	19,836	30,936
The Reject Shop, Ltd.	2,561	21,069
Tiger Resources, Ltd. (I)	64,257	19,350
Tox Free Solutions, Ltd.	9,372	29,875
Transfield Services, Ltd. (I)	26,434	27,098
Transpacific Industries Group, Ltd. (I)	84,321	80,687
Troy Resources, Ltd. (I)	7,482	7,623
UGL, Ltd. (I)	2,683	17,307
UXC, Ltd.	17,598	12,289
Village Roadshow, Ltd.	16,209	112,492
Virgin Australia Holdings, Ltd. (I)	479,638	194,483
Virgin Australia Holdings, Ltd. (I)	359,466	1,695
Watpac, Ltd.	11,170	8,546
Webjet, Ltd.	11,954	27,269
Western Areas, Ltd.	10,404	45,429
White Energy Company, Ltd. (I)(L)	9,845	1,392
Wide Bay Australia, Ltd.	607	3,145
Windimurra Vanadium, Ltd. (I)	3,292	0
Wotif.com Holdings, Ltd.	6,934	15,904
		6,964,978
Austria - 1.1%
ams AG	894	148,392
Austria Technologie & Systemtechnik AG	217	2,913
CA Immobilien Anlagen AG (I)	722	13,693
CAT Oil AG	1,051	26,938
Conwert Immobilien Invest SE (I)	4,129	49,004
EVN AG	1,566	22,920
Flughafen Wien AG	1,080	100,550
Frauenthal Holdings AG	62	867
Kapsch Trafficcom AG	191	8,863
Lenzing AG	51	3,290
Mayr-Melnhof Karton AG	551	65,620
Oesterreichische Post AG	4,652	231,037
Palfinger AG	1,137	41,709
RHI AG	2,979	100,292
Rosenbauer International AG	174	15,217
S IMMO AG (I)	3,169	25,763
Schoeller-Bleckmann Oilfield Equipment AG	1,435	185,153
Semperit AG Holding	128	7,837
Wienerberger AG	8,352	139,944
Zumtobel AG	5,975	139,375
		1,329,377
Bahamas - 0.0%
United International Enterprises	65	13,671
Belgium - 1.2%
Ackermans & van Haaren NV	1,723	217,277
AGFA-Gevaert NV (I)	35,672	75,162
Arseus NV	1,641	93,922
Banque Nationale de Belgique	9	43,101
Barco NV	780	62,131
Cie d’Entreprises CFE	687	71,039
Cie Maritime Belge SA	1,387	36,527
D’ieteren SA	2,196	91,989
Deceuninck NV	7,720	21,075
Econocom Group	4,944	46,885
Elia System Operator SA	3,207	135,022
Euronav NV (I)	2,340	28,599
EVS Broadcast Equipment SA	811	40,290
Exmar NV	836	13,564
Galapagos NV (I)	2,443	47,436

68

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Belgium (continued)
Gimv NV	23	$1,151
Kinepolis Group NV	487	92,484
Melexis NV	1,922	85,216
Nyrstar (I)	19,549	42,108
Rezidor Hotel Group AB (I)	10,379	68,630
Sipef SA	356	30,423
Tessenderlo Chemie NV (I)	1,615	41,262
ThromboGenics NV (I)(L)	1,612	20,782
Van de Velde NV	356	18,933
Viohalco SA (I)	7,173	41,485
		1,466,493
Bermuda - 0.5%
Catlin Group, Ltd.	29,759	272,330
Frontline, Ltd. (I)	3,470	10,164
Golden Ocean Group, Ltd.	34,000	56,803
Hiscox, Ltd. (I)	18,955	229,318
Hoegh LNG Holdings, Ltd. (I)	1,610	19,943
		588,558
Cambodia - 0.1%
NagaCorp, Ltd.	90,000	79,316
Canada - 9.7%
5N Plus, Inc. (I)	3,515	13,440
Absolute Software Corp.	3,900	25,219
Advantage Oil & Gas, Ltd. (I)	11,300	75,930
Aecon Group, Inc.	5,300	84,190
AG Growth International, Inc.	1,100	48,874
AGF Management, Ltd., Class B	6,598	77,169
Agnico-Eagle Mines, Ltd.	288	11,012
Ainsworth Lumber Company, Ltd. (I)	633	1,643
Akita Drilling, Ltd., Class A	700	10,654
Alamos Gold, Inc.	6,530	66,031
Alaris Royalty Corp.	330	8,944
Alexco Resource Corp. (I)	4,800	5,983
Algonquin Power & Utilities Corp.	14,667	113,124
Alliance Grain Traders, Inc.	1,218	24,336
Alterra Power Corp. (I)	15,708	5,152
Altius Minerals Corp. (I)	3,100	36,518
Altus Group, Ltd.	477	10,255
Alvopetro Energy, Ltd. (I)(L)	6,100	6,917
Artek Exploration, Ltd. (I)	4,000	16,344
Asanko Gold, Inc. (I)	6,600	17,195
ATS Automation Tooling Systems, Inc. (I)	8,247	120,628
Augusta Resource Corp. (I)	8,429	26,621
AuRico Gold, Inc.	15,100	64,529
AutoCanada, Inc.	457	33,847
Avalon Rare Metals, Inc. (I)	5,100	2,318
Avigilon Corp. (I)	600	13,377
B2Gold Corp. (I)	28,456	82,937
Badger Daylighting, Ltd.	1,322	43,548
Bankers Petroleum, Ltd. (I)	23,800	152,117
Bellatrix Exploration, Ltd. (I)	9,897	85,887
Birch Mountain Resources, Ltd. (I)	9,200	0
Birchcliff Energy, Ltd. (I)	9,700	128,176
Black Diamond Group, Ltd.	2,750	88,449
BlackPearl Resources, Inc. (I)	24,200	51,255
BMTC Group, Inc., Class A	500	7,029
Bonterra Energy Corp.	1,500	91,036
Boralex, Inc., Class A	1,600	20,318
Brookfield Residential Properties, Inc. (I)	600	12,450
Calfrac Well Services, Ltd.	6,414	119,919
Calvalley Petroleums, Inc., Class A (I)	6,909	9,453
Canaccord Financial, Inc.	6,371	73,379

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Canadian Energy Services & Technology Corp.	2,682	$84,000
Canam Group, Inc.	2,800	35,162
CanElson Drilling, Inc.	3,083	23,605
Canexus Corp.	4,363	20,035
Canfor Pulp Products, Inc.	2,715	32,059
Canyon Services Group, Inc.	5,968	105,708
Capital Power Corp.	5,727	141,531
Capstone Infrastructure Corp.	4,454	17,740
Capstone Mining Corp. (I)	29,467	70,972
Cascades, Inc.	5,200	32,212
Cathedral Energy Services, Ltd.	2,500	11,597
Celestica, Inc. (I)	17,900	225,123
Centerra Gold, Inc.	9,842	62,075
Cequence Energy, Ltd. (I)	2,335	6,412
China Gold
International Resources Corp., Ltd. (I)	12,500	36,315
Chinook Energy, Inc. (I)	3,544	7,373
Cineplex, Inc.	2,600	100,998
Clarke, Inc.	1,300	13,048
Claude Resources, Inc. (I)	10,900	2,247
Cogeco Cable, Inc.	152	8,417
Cogeco, Inc.	345	17,786
Colabor Group, Inc.	649	2,305
COM DEV International, Ltd.	8,800	35,215
Computer Modelling Group, Ltd.	1,060	29,424
Connacher Oil and Gas, Ltd. (I)	52,700	11,112
Contrans Group, Inc., Class A	2,800	37,498
Copper Mountain Mining Corp. (I)	8,800	20,205
Corridor Resources, Inc. (I)	4,930	9,610
Corus Entertainment, Inc.	5,004	117,098
Cott Corp.	8,900	62,889
Crew Energy, Inc. (I)	11,300	117,019
DeeThree Exploration, Ltd. (I)	2,325	24,840
Delphi Energy Corp. (I)	20,245	82,532
Denison Mines Corp. (I)	33,028	41,786
DH Corp.	6,116	177,969
DirectCash Payments, Inc.	500	7,052
Dominion Diamond Corp. (I)	7,361	106,374
Dorel Industries, Inc., Class B	3,200	118,128
Duluth Metals, Ltd. (I)	8,700	4,810
Dundee Precious Metals, Inc. (I)	8,500	40,706
easyhome, Ltd.	46	860
Enbridge Income Fund Holdings, Inc.	2,992	78,287
Endeavour Silver Corp. (I)	9,243	50,501
Enerflex, Ltd.	4,700	89,503
Energy Fuels, Inc. (I)	730	5,507
Enghouse Systems, Ltd.	600	20,068
Entree Gold, Inc. (I)	7,400	2,219
Equitable Group, Inc.	400	22,871
Essential Energy Services, Ltd.	7,268	18,799
Evertz Technologies, Ltd.	1,712	27,997
Excellon Resources, Inc. (I)	400	476
Exco Technologies, Ltd.	2,900	29,950
Exeter Resource Corp. (I)	230	162
Extendicare, Inc.	3,869	26,687
Firm Capital Mortgage Investment Corp.	1,100	12,752
First Majestic Silver Corp. (I)	5,963	64,433
First National Financial Corp.	700	14,531
FirstService Corp.	2,400	121,636
Forsys Metals Corp. (I)	400	149
Fortress Paper, Ltd., Class A (I)	900	2,632
Fortuna Silver Mines, Inc. (I)	9,099	50,311
Fortune Minerals, Ltd. (I)	2,450	827

69

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Gamehost, Inc.	100	$1,490
Glacier Media, Inc.	6,100	7,775
GLENTEL, Inc.	1,400	14,288
Gluskin Sheff + Associates, Inc.	2,500	74,598
GMP Capital, Inc.	3,026	24,161
Golden Star Resources, Ltd. (I)	27,300	16,374
Gran Tierra Energy, Inc. (I)	19,353	157,247
Great Canadian Gaming Corp. (I)	3,900	62,390
Great Panther Silver, Ltd. (I)	14,100	17,839
Guyana Goldfields, Inc. (I)	6,600	15,958
Hanfeng Evergreen, Inc. (I)	200	1
Heroux-Devtek, Inc. (I)	1,600	16,809
Horizon North Logistics, Inc.	8,109	58,212
HudBay Minerals, Inc. (L)	11,202	103,616
IAMGOLD Corp. (I)	13,445	55,315
IMAX Corp. (I)	2,613	74,174
IMAX Corp. (I)(L)	1,800	51,264
Imperial Metals Corp. (I)	4,600	67,294
Innergex Renewable Energy, Inc.	7,256	73,509
Interfor Corp. (I)	4,920	68,563
International Tower Hill Mines, Ltd. (I)	2,300	1,660
Intertape Polymer Group, Inc.	4,500	49,932
Ivanhoe Energy, Inc. (I)	8,500	3,226
Just Energy Group, Inc. (L)	11,140	64,102
K-Bro Linen, Inc.	600	21,935
KAB Distribution, Inc. (I)	7,076	1
Katanga Mining, Ltd. (I)	87,256	33,527
Kelt Exploration, Ltd. (I)	94	1,342
Killam Properties, Inc.	3,556	35,158
Kingsway Financial Services, Inc. (I)	2,025	12,582
Kirkland Lake Gold, Inc. (I)	4,664	15,517
Knight Therapeutics, Inc. (I)	1,000	5,061
Lake Shore Gold Corp. (I)	24,100	21,908
Laurentian Bank of Canada	2,814	131,490
Le Chateau, Inc. (I)	1,700	2,804
Legacy Oil + Gas, Inc. (I)	12,446	110,341
Leisureworld Senior Care Corp.	1,555	18,930
Leon’s Furniture, Ltd.	3,283	44,612
Lightstream Resources, Ltd. (L)	12,560	96,049
Liquor Stores N.A., Ltd.	400	4,206
Long Run Exploration, Ltd.	6,886	36,526
Lucara Diamond Corp.	300	728
Major Drilling Group International	5,500	40,050
Manitoba Telecom Services, Inc.	1,320	38,275
Maple Leaf Foods, Inc.	8,695	161,832
Martinrea International, Inc.	7,093	84,288
Medical Facilities Corp.	500	8,509
Mega Uranium, Ltd. (I)	24,000	4,161
Mercator Minerals, Ltd. (I)	19,100	1,611
Migao Corp. (I)	3,000	4,105
Mitel Networks Corp. (I)	7,200	75,910
Mood Media Corp. (I)	3,135	1,498
Morneau Shepell, Inc.	3,098	50,024
Mullen Group, Ltd.	4,882	140,551
Nautilus Minerals, Inc. (I)	24,663	12,250
Nevsun Resources, Ltd.	10,158	38,079
Newalta Corp.	5,900	118,492
Niko Resources, Ltd. (I)	1,892	3,883
Norbord, Inc.	2,240	54,958
Nordion, Inc. (I)	11,497	144,487
North American Palladium, Ltd. (I)	7,400	2,115
Northland Power, Inc.	3,464	59,181
NuVista Energy, Ltd. (I)	9,573	107,209

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Osisko Gold Royalties, Ltd. (I)	396	$5,955
Painted Pony Petroleum, Ltd. (I)	1,048	13,406
Pan American Silver Corp.	5,400	82,793
Parex Resources, Inc. (I)	8,116	95,456
Parkland Fuel Corp.	3,768	72,602
Pason Systems, Inc.	6,600	185,558
Perpetual Energy, Inc. (I)	1,456	3,016
PHX Energy Services Corp.	700	10,877
Pilot Gold, Inc. (I)	3,109	4,254
Platinum Group Metals, Ltd. (I)	5,000	5,951
Polymet Mining Corp. (I)	11,854	12,776
Premium Brands Holdings Corp.	1,400	28,484
Primero Mining Corp. (I)	8,118	65,047
Pulse Seismic, Inc.	2,882	8,508
QLT, Inc. (I)	100	602
Questerre Energy Corp., Class A (I)	19,444	22,960
Reitmans Canada, Ltd.	154	852
Reitmans Canada, Ltd., Class A	3,200	18,054
Richelieu Hardware, Ltd.	1,400	63,633
Richmont Mines, Inc. (I)	2,000	2,830
Ritchie Brothers Auctioneers, Inc. (L)	5,714	140,850
RMP Energy, Inc. (I)	10,900	96,430
Rocky Mountain Dealerships, Inc.	100	1,037
Rogers Sugar, Inc.	4,174	17,603
RONA, Inc.	11,109	119,518
Rubicon Minerals Corp. (I)	15,700	23,247
Russel Metals, Inc.	7,189	231,156
Sabina Gold & Silver Corp. (I)	2,375	1,936
San Gold Corp. (I)	15,200	2,137
Sandstorm Gold, Ltd. (I)	2,332	16,194
Sandvine Corp. (I)	11,600	39,136
Savanna Energy Services Corp. (L)	5,561	44,038
Scorpio Mining Corp. (I)	8,900	2,752
Secure Energy Services, Inc.	3,037	66,743
SEMAFO, Inc. (I)	18,836	88,439
ShawCor, Ltd.	90	5,005
Sherritt International Corp.	33,600	136,031
Shore Gold, Inc. (I)	22,600	4,660
Sierra Wireless, Inc. (I)	3,200	64,807
Silver Standard Resources, Inc. (I)	7,745	66,994
Southern Pacific Resource Corp. (I)	14,216	2,864
SouthGobi Energy Resources, Ltd. (I)	4,900	2,893
Sprott Resource Corp.	9,300	27,541
Sprott, Inc.	9,900	28,112
Stella-Jones, Inc.	437	12,000
Stuart Olson Inc	1,600	15,639
Student Transportation, Inc. (L)	5,290	35,001
SunOpta, Inc. (I)	4,508	63,498
Superior Plus Corp. (L)	8,082	107,477
Surge Energy, Inc. (L)	16,100	117,991
Taseko Mines, Ltd. (I)	16,100	40,135
Teranga Gold Corp., ADR (I)	12,432	8,136
The Descartes Systems Group, Inc. (I)	6,000	85,975
The North West Company, Inc.	2,983	66,115
Theratechnologies, Inc. (I)	3,586	1,546
Timminco, Ltd. (I)	8,700	19
Timmins Gold Corp. (I)	6,378	11,417
TLC Vision Corp. (I)	3,400	29
TORC Oil & Gas, Ltd.	4,180	57,507
Toromont Industries, Ltd.	5,168	127,426
Torstar Corp., Class B	4,600	34,294
Total Energy Services, Inc.	6,209	135,172
Touchstone Exploration, Inc. (I)	759	704

70

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Tourmaline Oil Corp. (I)	259	$13,656
Transcontinental, Inc., Class A	5,983	84,050
TransForce, Inc.	7,918	182,321
TransGlobe Energy Corp.	5,600	42,037
Transition Therapeutics, Inc. (I)	2,700	18,522
Trican Well Service, Ltd. (L)	7,263	117,278
Trinidad Drilling, Ltd.	11,797	133,885
Twin Butte Energy, Ltd.	10,892	18,374
Uni-Select, Inc.	1,500	39,080
Valener, Inc.	827	12,246
Vecima Networks, Inc. (I)	479	3,259
Virginia Mines, Inc. (I)	600	6,843
Wajax Corp.	1,300	42,994
Wesdome Gold Mines, Ltd. (I)	8,000	6,373
Western Energy Services Corp.	146	1,524
Western Forest Products, Inc.	881	1,841
Westshore Terminals Investment Corp.	589	18,000
Whitecap Resources, Inc. (L)	11,887	183,477
Wi-LAN, Inc.	9,800	31,134
Winpak, Ltd.	1,002	23,852
WSP Global, Inc.	2,473	87,582
Xtreme Drilling and Coil Services Corp. (I)	3,452	16,822
Yamana Gold, Inc.	1,048	8,623
Zargon Oil & Gas, Ltd.	1,173	10,234
ZCL Composites, Inc.	3,500	22,173
Zenith Epigenetics Corp. (I)	1,700	685
		11,433,013
Cayman Islands - 0.0%
Endeavour Mining Corp. (I)	19,325	15,032
China - 0.0%
Bund Center Investment, Ltd.	152,000	24,387
Xinyi Solar Holdings, Ltd.	33,000	8,479
		32,866
Cyprus - 0.1%
Prosafe SE	7,717	63,604
Songa Offshore SE (I)	30,800	13,198
		76,802
Denmark - 1.9%
ALK-Abello A/S	491	75,965
Alm Brand A/S (I)	5,370	27,908
Amagerbanken A/S (I)	25,580	0
Ambu A/S, Class B	308	22,452
Auriga Industries, Class B (I)	1,383	70,955
Bang & Olufsen A/S (I)	3,937	49,298
Bavarian Nordic A/S (I)	2,329	53,056
D/S Norden A/S	2,246	75,357
Dfds A/S	418	37,237
East Asiatic Company, Ltd. A/S	800	9,556
FLSmidth & Company A/S	1,484	82,864
Genmab A/S (I)	3,300	140,907
GN Store Nord A/S	6,614	189,548
IC Companys A/S	807	27,484
Jyske Bank A/S (I)	3,015	171,275
Lan & Spar Bank A/S	225	15,083
NKT Holding A/S	2,489	171,120
PER Aarsleff A/S	75	14,803
Ringkjoebing Landbobank A/S	386	82,926
Rockwool International A/S, B Shares	501	92,426
Royal Unibrew A/S (I)	750	117,934
Schouw & Company A/S	1,093	53,693
SimCorp A/S	5,370	184,885

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
Solar Holdings A/S, B Shares	603	$47,609
Spar Nord Bank A/S	8,852	97,582
Sydbank A/S (I)	5,133	135,505
Topdanmark A/S (I)	5,734	174,494
Vestjysk Bank A/S (I)	155	370
		2,222,292
Finland - 2.7%
Afarak Group OYJ (I)	8,977	4,561
Ahlstrom OYJ	63	666
Alma Media OYJ (I)	4,110	15,241
Amer Sports OYJ	21,685	443,749
Apetit OYJ	696	16,846
Atria PLC	1,021	9,887
Cargotec Corp. OYJ, B Shares	5,393	205,341
Caverion Corp.	19,536	206,583
Citycon OYJ	4,974	18,249
Cramo OYJ	2,993	72,738
Elektrobit OYJ	2,752	10,134
Elisa OYJ, Class A	1,509	46,135
F-Secure OYJ	7,159	25,198
Finnair OYJ (I)	3,281	12,770
Finnlines OYJ (I)	4,379	61,399
Fiskars OYJ Abp	3,512	88,205
HKScan OYJ, A Shares	316	1,713
Huhtamaki OYJ	5,884	153,786
Ilkka-Yhtyma OYJ	1,535	4,669
Kemira OYJ	8,272	132,363
Kesko OYJ, B Shares	1,338	52,872
Konecranes OYJ	4,353	140,412
Lassila & Tikanoja OYJ	27	556
Metsa Board OYJ	44,242	214,173
Olvi OYJ	1,172	39,809
Oriola-KD OYJ, B Shares (I)	4,895	15,872
Orion OYJ, Class B	3,133	116,776
Orion OYJ, Series A	380	14,112
Outotec OYJ (L)	13,940	146,456
PKC Group OYJ	1,616	46,234
Poyry OYJ (I)	2,864	16,027
Raisio OYJ	8,267	49,787
Ramirent OYJ	4,765	53,265
Rapala VMC OYJ	2,298	18,034
Rautaruukki OYJ (I)	6,695	93,936
Stockmann OYJ ABP, Class B	3,940	60,369
Technopolis OYJ	63	381
Tieto OYJ	4,223	124,899
Tikkurila OYJ	2,068	56,596
Uponor OYJ	4,437	81,717
Vacon PLC	1,516	61,503
Vaisala OYJ, A Share	206	6,756
YIT OYJ (L)	19,536	224,876
		3,165,651
France - 4.2%
ABC Arbitrage	1,757	12,244
Air France-KLM (I)	2,943	37,094
Albioma SA	1,808	46,010
Alten SA	1,830	86,950
Altran Technologies SA (L)	10,778	115,121
April	1,212	29,680
Assystem SA	1,693	51,899
Beneteau SA (I)	2,042	37,300
BioMerieux SA	596	64,235
Boiron SA	604	52,543

71

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
France (continued)
Bonduelle SCA	812	$23,809
Bongrain SA	189	16,290
Bourbon SA	2,882	90,667
Bull SA (I)	7,737	52,199
Burelle SA	15	14,791
Cegedim SA (I)	186	6,544
Cegid SA	129	5,527
Club Mediterranee SA (I)	1,557	41,598
Compagnie Plastic Omnium SA	4,529	142,056
Derichebourg SA	3,125	9,951
Electricite de Strasbourg SA	81	12,065
Eramet (I)	245	29,012
Etablissements Maurel et Prom SA (I)	7,666	131,410
Faiveley Transport	600	43,514
Faurecia	3,465	130,748
Financiere Marc de Lacharriere SA	937	74,809
GameLoft SA (I)	4,378	40,413
GL Events SA	213	5,121
Groupe Crit	163	9,821
Groupe Steria SCA	2,571	67,381
Guerbet SA	272	11,244
Haulotte Group SA	962	16,763
Havas SA	16,988	139,550
Ingenico SA	2,733	237,694
Interparfums SA	692	25,424
Ipsen SA	822	37,159
IPSOS	2,286	85,785
Jacquet Metal Service	1,278	26,985
Korian-Medica SA	1,760	67,280
Lagardere SCA	2,834	92,336
Lectra SA	2,262	23,981
LISI SA	233	36,705
Manitou BF SA	880	14,448
Mersen	1,171	36,672
Metropole Television SA	3,635	73,843
Montupet SA	473	40,302
Naturex	375	34,326
Neopost SA	2,259	169,187
Nexans SA (I)	2,392	125,397
Nexity SA	2,360	108,472
Norbert Dentressangle SA	282	41,417
Orpea SA	2,572	180,375
Parrot SA (I)	755	19,277
Pierre & Vacances SA (I)	142	6,576
Rallye SA	1,771	96,625
Recylex SA (I)	3,196	10,367
Robertet SA	135	31,613
Rubis SCA	2,694	171,838
Saft Groupe SA	1,710	65,570
Sartorius Stedim Biotech	289	51,917
Schneider Electric SA (I)	301	28,224
SEB SA	1,030	91,192
Seche Environnement SA	335	12,299
Societe d’Edition de Canal Plus	3,586	30,442
Societe Internationale de
Plantations d’Heveas SA	50	2,400
Societe Television Francaise 1	8,404	137,615
SOITEC (I)(L)	20,345	64,530
Solocal Group (I)	13,413	13,215
Somfy SA	271	103,157
Sopra Group SA	558	61,134
STEF SA	804	62,932
Synergie SA	557	14,653

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
France (continued)
Technicolor SA (I)	9,289	$75,173
Teleperformance SA	4,507	276,107
Theolia SA (I)	4,793	8,269
Thermador Groupe	96	10,120
Trigano SA (I)	613	14,812
UBISOFT Entertainment SA (I)	6,755	124,350
Valneva SE (I)	1,450	10,514
Vetoquinol SA	56	2,774
Vicat SA	836	73,018
Viel & Compagnie SA	5,712	17,525
Vilmorin & Compagnie SA	668	90,251
Virbac SA	350	80,868
		4,965,504
Germany - 4.8%
Aareal Bank AG	4,192	192,849
ADVA Optical Networking SE (I)	2,463	10,736
Amadeus Fire AG	147	11,237
Aurubis AG	5,323	271,063
Balda AG	2,487	11,257
Bauer AG (I)	314	8,098
BayWa AG	921	51,156
Bechtle AG	1,391	118,938
Bertrandt AG	391	62,135
Bijou Brigitte AG	340	32,145
Biotest AG	123	15,165
Borussia Dortmund GmbH & Company KGaA	4,233	27,371
CANCOM SE	1,347	68,860
Carl Zeiss Meditec AG	749	22,952
Celesio AG	500	17,780
CENTROTEC Sustainable AG	476	11,838
Cewe Color Holding AG	384	27,365
comdirect bank AG	2,610	27,043
CompuGroup Medical AG	536	15,245
CTS Eventim AG	3,002	85,625
Delticom AG	491	22,124
Deutsche Beteiligungs AG	423	12,505
Deutz AG	4,916	39,111
Dialog Semiconductor PLC (I)	4,196	145,190
DMG MORI SEIKI AG	4,641	161,303
Draegerwerk AG & Company KGaA	82	8,184
Drillisch AG	3,170	125,945
Duerr AG	2,032	179,905
Elmos Semiconductor AG	566	11,356
ElringKlinger AG	2,576	106,155
Evotec AG (I)	6,986	34,255
Freenet AG	8,338	264,792
Gerresheimer AG	2,768	190,720
Gerry Weber International AG	1,992	97,195
Gesco AG	295	31,148
GFK AG	361	18,818
GFT Technologies AG	961	13,049
Grammer AG	1,191	66,677
Grenkeleasing AG	129	13,696
Hamburger Hafen und Logistik AG	2,218	58,867
Heidelberger Druckmaschinen AG (I)(L)	25,560	93,149
Homag Group AG	498	16,343
Indus Holding AG	1,774	87,928
Init Innovation In Traffic Systems AG	106	3,163
Isra Vision AG	212	14,502
Jenoptik AG	2,839	46,201
Kloeckner & Company SE (I)	7,645	115,130
Kontron AG (I)	2,482	16,918
Krones AG	966	95,699

72

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Germany (continued)
KUKA AG	1,950	$117,919
KWS Saat AG	176	62,027
Leoni AG	2,827	224,636
LPKF Laser & Electronics AG	2,164	44,625
Manz AG (I)	233	24,681
Medigene Ag (I)	760	5,144
MLP AG	4,269	28,685
Muehlbauer Holding AG & Company KGaA	156	4,720
MVV Energie AG	884	28,493
Nemetschek AG	434	41,834
Nordex SE (I)	2,657	58,851
Norma Group SE	2,413	133,128
Patrizia Immobilien AG (I)	3,445	45,719
Pfeiffer Vacuum Technology AG	173	19,058
PNE Wing AG	3,305	13,332
Puma SE	149	42,473
QSC AG	6,549	28,128
Rational AG	56	18,074
Rheinmetall AG	3,081	217,868
Rhoen-Klinikum AG	5,385	177,793
SAF-Holland SA	4,007	63,079
Salzgitter AG	688	29,019
Schaltbau Holding AG	330	24,341
Singulus Technologies AG (I)	4,168	14,985
Sixt SE	1,292	52,517
SMA Solar Technology AG (I)	916	34,369
Software AG	4,608	166,278
Stada Arzneimittel AG	4,642	220,499
Stroeer Media AG	2,153	47,539
Suss Microtec AG (I)	2,259	27,012
TAG Immobilien AG	365	4,450
Takkt AG	1,709	31,325
Tom Tailor Holding AG (I)	710	13,652
TUI AG	10,737	180,460
Vossloh AG	351	29,827
VTG AG	1,231	27,380
Wacker Neuson SE	1,547	36,350
Wincor Nixdorf AG	2,415	137,538
XING AG	155	19,161
		5,675,855
Gibraltar - 0.1%
888 Holdings PLC	12,231	24,953
Bwin.Party Digital Entertainment PLC	46,527	76,385
		101,338
Greece - 0.0%
Alapis Holding Industrial
and Commercial SA (I)	3,303	185
TT Hellenic Postbank SA (I)	12,594	0
		185
Guernsey, Channel Islands - 0.0%
Raven Russia, Ltd.	6,941	9,124
Tethys Petroleum, Ltd. (I)	5,500	1,701
		10,825
Hong Kong - 2.9%
Allied Group, Ltd.	26,000	113,874
Allied Properties HK, Ltd.	282,000	52,751
Apac Resources, Ltd. (I)	68,431	1,469
APT Satellite Holdings, Ltd.	21,500	31,734
Asia Satellite Telecom Holdings Company, Ltd.	2,500	9,464
Associated International Hotels, Ltd.	44,000	128,340
Bonjour Holdings, Ltd.	162,800	25,412

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Brightoil Petroleum Holdings Ltd (I)	75,000	$24,390
Brockman Mining, Ltd. (I)	740,840	46,389
Cafe de Coral Holdings, Ltd.	12,000	40,565
Champion Technology Holdings, Ltd.	545,220	12,179
Chen Hsong Holdings	10,000	2,875
Cheuk Nang Holdings, Ltd.	3,114	2,813
China Billion Resources, Ltd. (I)	97,920	0
China Energy Development Holdings, Ltd. (I)	634,000	9,899
China Metal International Holdings, Inc.	12,000	4,458
China Renji Medical Group, Ltd. (I)	66,600	4,125
China Solar Energy Holdings Ltd. (I)	42,500	987
Chong Hing Bank, Ltd.	4,139	7,559
Chow Sang Sang Holdings International, Ltd.	19,000	47,542
Chuang’s Consortium International, Ltd.	30,948	3,833
CITIC Telecom International Holdings, Ltd.	112,000	42,336
CK Life Sciences International Holdings, Inc.	416,000	40,785
CP Lotus Corp. (I)	220,000	5,478
Cross-Harbour Holdings, Ltd.	18,000	14,796
CSI Properties, Ltd	245,066	8,854
CST Mining Group, Ltd. (I)	2,210,240	14,540
Dah Sing Banking Group, Ltd.	34,400	57,634
Dah Sing Financial Holdings, Ltd.	15,720	83,060
Dickson Concepts International, Ltd.	29,000	17,713
EganaGoldpfeil Holdings, Ltd. (I)	103,373	0
Emperor Entertainment Hotel, Ltd.	40,000	14,969
Emperor International Holdings, Ltd.	97,333	22,234
Esprit Holdings, Ltd.	42,000	59,604
eSun Holdings, Ltd. (I)	74,000	8,397
Far East Consortium International, Ltd.	116,912	42,544
Fortune Oil PLC (L)	242,039	50,661
Future Bright Holdings, Ltd.	6,000	2,903
G-Resources Group, Ltd. (I)	2,014,800	50,645
Get Nice Holdings, Ltd.	394,000	17,789
Giordano International, Ltd.	76,000	44,835
Glorious Sun Enterprises, Ltd.	64,000	14,039
Goldin Properties Holdings, Ltd. (I)	47,000	28,618
Haitong International Securities Group, Ltd.	33,598	17,333
Hang Fung Gold Technology, Ltd. (I)	90,000	0
Harbour Centre Development, Ltd.	46,000	77,164
HKR International, Ltd.	75,200	31,241
Hong Kong Aircraft
Engineering Company, Ltd.	2,000	23,225
Hong Kong Ferry Holdings Company	29,000	28,627
Hongkong Chinese, Ltd.	4,000	888
Hopewell Holdings, Ltd.	10,000	34,775
Hsin Chong Construction Group, Ltd.	170,000	22,576
Hung Hing Printing Group, Ltd.	82,000	11,639
Hutchison Telecommunications Hong
Kong Holdings, Ltd.	136,000	55,461
Imagi International Holdings, Ltd. (I)	106,250	1,960
IT, Ltd.	44,601	15,650
Johnson Electric Holdings, Ltd.	28,000	25,023
K Wah International Holdings, Ltd.	154,261	107,685
King Stone Energy Group, Ltd. (I)	61,000	1,975
Kowloon Development Company, Ltd.	22,000	25,833
Lai Sun Development (I)	230,000	5,577
Lifestyle International Holdings, Ltd.	25,500	49,952
Lippo China Resources, Ltd.	36,000	2,045
Liu Chong Hing Investment	16,000	18,937
Luk Fook Holdings International, Ltd.	30,000	87,973
Man Wah Holdings, Ltd.	14,800	23,638
Midland Holdings, Ltd. (I)	48,000	24,148
Mongolia Energy Company, Ltd. (I)	122,000	3,380

73

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Natural Beauty Bio-Technology, Ltd.	20,000	$981
Neo-Neon Holdings, Ltd. (I)	39,500	7,496
New Times Energy Corp., Ltd. (I)	26,300	1,422
NewOcean Energy Holdings, Ltd.	106,000	79,295
Orient Overseas International, Ltd.	2,500	12,224
Pacific Andes International Holdings, Ltd.	218,671	8,321
Pacific Basin Shipping, Ltd.	166,000	103,219
Pacific Textile Holdings, Ltd.	70,000	87,878
Paliburg Holdings, Ltd.	46,000	15,783
Peace Mark Holdings, Ltd. (I)	164,000	0
Pearl Oriental Oil, Ltd. (I)	186,000	4,743
Pico Far East Holdings, Ltd.	100,000	23,241
Playmates Holdings, Ltd.	7,800	9,831
Playmates Toys, Ltd.	8,000	3,046
PNG Resources Holdings, Ltd.	888,000	5,733
Polytec Asset Holdings, Ltd.	150,000	23,814
PYI Corp., Ltd.	372,000	7,678
Regal Hotels International Holdings, Ltd.	36,000	22,498
SA SA International Holdings, Ltd. (L)	72,000	49,707
SEA Holdings, Ltd.	4,000	2,375
Shun Tak Holdings, Ltd. (I)	144,250	73,148
Sing Tao News Corp., Ltd.	108,000	14,628
Singamas Container Holdings, Ltd.	114,000	23,237
SmarTone Telecommunications Holdings, Ltd.	53,500	67,287
SOCAM Development, Ltd. (I)	16,674	19,272
South China (China), Ltd. (I)	256,000	21,178
Stella International Holdings, Ltd.	20,000	54,460
Sun Hung Kai & Company, Ltd.	25,000	19,899
TAI Cheung Holdings, Ltd.	59,000	43,634
Tao Heung Holdings, Ltd.	14,000	7,952
Television Broadcasts, Ltd.	12,400	80,451
Texwinca Holdings, Ltd.	28,000	27,740
Titan Petrochemicals Group, Ltd. (I)	500,000	15,870
Tradelink Electronic Commerce, Ltd.	50,000	12,308
Transport International Holdings, Ltd.	19,200	34,688
Trinity, Ltd.	74,000	15,842
United Laboratories
International Holdings, Ltd. (I)	16,000	10,951
Upbest Group, Ltd.	148,000	17,377
Value Partners Group, Ltd.	62,000	41,513
Varitronix International, Ltd.	18,000	16,946
Victory City International Holdings, Ltd.	105,827	14,201
Vitasoy International Holdings, Ltd.	102,000	130,259
VST Holdings, Ltd.	75,200	18,507
Wai Kee Holdings, Ltd.	68,000	19,242
Wing Tai Properties, Ltd.	102,000	62,511
Xinyi Glass Holdings, Ltd.	159,000	93,334
YGM Trading, Ltd.	10,000	21,875
Yugang International, Ltd.	312,000	2,899
		3,360,291
India - 0.0%
Vedanta Resources PLC	1,266	24,010
Ireland - 1.8%
Aer Lingus Group PLC	15,850	31,370
Beazley PLC	57,792	250,102
C&C Group PLC	31,161	194,266
DCC PLC	6,369	390,296
Endo International PLC (I)	1,633	113,264
FBD Holdings PLC	1,839	38,163
Glanbia PLC	5,917	89,346
Grafton Group PLC	18,960	188,087
Greencore Group PLC	24,808	112,693

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Ireland (continued)
Henderson Group PLC	72,524	$298,506
IFG Group PLC	8,615	19,791
Irish Continental Group PLC	2,890	10,710
Kingspan Group PLC	10,256	172,401
Smurfit Kappa Group PLC	2,832	64,819
UDG Healthcare PLC	20,187	118,195
		2,092,009
Isle of Man - 0.0%
Hansard Global PLC	6,816	10,936
Israel - 0.6%
Africa Israel Investments, Ltd. (I)	7,409	15,194
Airport City, Ltd. (I)	1,528	15,307
Cellcom Israel, Ltd. (I)	1,050	12,806
Cellcom Israel, Ltd. (I)	825	9,974
Ceragon Networks, Ltd. (I)	220	562
Clal Biotechnology Industries, Ltd. (I)	3,950	9,739
Clal Insurance Enterprise Holdings, Ltd.	2,775	53,410
Compugen, Ltd. (I)	1,251	11,291
Delek Automotive Systems, Ltd.	2,309	24,867
Delta Galil Industries, Ltd.	618	18,181
Electra, Ltd.	37	5,282
EZchip Semiconductor, Ltd. (I)(L)	900	23,193
Frutarom Industries, Ltd.	2,382	59,539
Gilat Satellite Networks, Ltd. (I)	900	4,245
Hadera Paper, Ltd. (I)	244	10,583
Harel Insurance Investments &
Financial Services, Ltd.	8,550	50,612
Israel Discount Bank, Ltd., Class A (I)	638	1,080
Ituran Location & Control, Ltd.	1,195	29,063
Jerusalem Oil Exploration (I)	782	35,913
Kamada, Ltd. (I)	1,616	11,353
Matrix IT, Ltd.	173	1,025
Mazor Robotics, Ltd. (I)	891	7,769
Melisron, Ltd.	35	954
Menorah Mivtachim Holdings, Ltd.	1,766	21,384
Nitsba Holdings 1995, Ltd. (I)	2,317	35,101
Oil Refineries, Ltd. (I)	13,826	4,001
Ormat Industries, Ltd.	7,009	54,258
Partner Communications Company, Ltd. (I)	2,939	23,086
Paz Oil Company, Ltd.	378	61,103
Rami Levi Chain Stores Hashikma
Marketing 2006, Ltd.	711	36,369
Shikun & Binui, Ltd.	11,140	26,892
Shufersal, Ltd.	9,143	29,950
The Phoenix Holdings, Ltd.	2,821	10,387
Tower Semiconductor, Ltd. (I)	1,345	12,127
		726,600
Italy - 3.5%
A2A SpA	30,345	34,946
ACEA SpA	8,580	125,762
Aeroporto di Venezia Marco Polo SpA	841	14,736
Amplifon SpA	9,264	58,260
Ansaldo STS SpA	9,841	105,127
Arnoldo Mondadori Editore SpA (I)	12,613	17,688
Ascopiave SpA	2,314	6,336
Astaldi SpA	4,499	51,067
Autogrill SpA (I)	4,187	36,884
Azimut Holding SpA	15,042	387,198
Banca Generali SpA	4,148	114,041
Banca IFIS SpA	715	13,276
Banca Popolare dell’Emilia Romagna SC (I)(L)	20,082	181,191
Banca Popolare dell’Etruria e del Lazio (I)	1,481	1,479

74

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Banca Popolare di Milano Scarl (I)	205,710	$184,166
Banca Popolare di Sondrio SCARL	11,249	55,207
Banca Profilo SpA	24,032	11,659
Biesse SpA	1,877	22,606
Brembo SpA	2,573	93,884
Buzzi Unicem SpA	4,611	77,535
Cairo Communication SpA	2,348	20,174
Cementir SpA	6,150	46,001
CIR-Compagnie Industriali Riunite SpA (I)	39,165	58,938
Credito Emiliano SpA	9,474	84,657
Credito Valtellinese Scarl (I)	79,817	112,904
Danieli & C Officine Meccaniche SpA	2,311	73,238
De’Longhi SpA	2,294	49,588
DeA Capital SpA (I)	4,665	9,128
DiaSorin SpA	2,304	96,484
Ei Towers SpA	875	47,331
Engineering SpA	449	27,659
ERG SpA	6,865	106,013
Esprinet SpA	3,554	36,924
Eurotech SpA (I)	1,562	4,369
Falck Renewables SpA	20,060	35,689
Geox SpA	8,390	30,965
Gruppo Editoriale L’Espresso SpA (I)	18,304	35,461
Hera SpA	62,355	177,528
IMMSI SpA (I)	6,756	6,194
Indesit Company SpA (I)	2,066	30,717
Industria Macchine Automatiche SpA	235	11,104
Interpump SpA	6,839	94,077
Iren SpA	34,401	53,084
Italcementi SpA	8,870	83,736
Italmobiliare SpA	827	31,815
Juventus Football Club SpA (I)	23,150	7,158
Landi Renzo SpA (I)	3,939	6,277
Maire Tecnimont SpA (I)	10,323	32,833
MARR SpA	2,608	48,702
Piaggio & C SpA (I)	17,916	63,758
Recordati SpA	11,787	198,090
Reply SpA	376	28,958
Safilo Group SpA (I)	2,378	51,859
Saras SpA (I)	23,795	32,639
Societa Cattolica di Assicurazioni SCRL	4,776	106,606
Societa Iniziative Autostradali e Servizi SpA	5,263	67,535
Sogefi SpA (I)	3,551	19,292
SOL SpA	2,802	24,953
Sorin SpA (I)	28,116	82,510
Trevi Finanziaria Industriale SpA	4,195	37,967
Unipol Gruppo Finanziario SpA	18,195	102,761
UnipolSai SpA	12,598	40,470
Vittoria Assicurazioni SpA	2,112	28,122
World Duty Free SpA (I)	4,187	50,984
Yoox SpA (I)	3,137	84,585
Zignago Vetro SpA	1,669	12,298
		4,085,183
Japan - 21.1%
Accordia Golf Company, Ltd. (L)	7,900	104,857
Achilles Corp.	10,000	14,713
Adastria Holdings Company, Ltd.	910	21,361
ADEKA Corp.	8,700	116,726
Advan Company, Ltd.	500	5,585
Aeon Delight Company, Ltd.	200	4,834
Ai Holdings Corp.	3,400	61,844
Aica Kogyo Company, Ltd.	5,200	111,131
Aichi Corp.	3,200	15,112

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Aichi Steel Corp.	10,000	$39,911
Aida Engineering, Ltd.	7,500	75,975
Ain Pharmaciez, Inc.	200	9,650
Aiphone Company, Ltd.	1,300	25,925
Airport Facilities Company, Ltd.	2,900	20,319
Aisan Industry Company, Ltd.	2,500	22,274
Akebono Brake Industry Company, Ltd.	2,300	11,591
Alpen Company, Ltd.	1,700	29,891
Alpha Systems, Inc.	840	12,914
Alpine Electronics, Inc.	3,300	46,540
Amano Corp.	6,100	69,520
Anritsu Corp.	1,400	15,731
AOKI Holdings, Inc.	4,000	56,602
Aoyama Trading Company, Ltd.	700	19,170
Arc Land Sakamoto Company, Ltd.	1,200	25,518
Arcs Company, Ltd.	3,125	66,053
Ariake Japan Company, Ltd.	1,900	50,006
Arrk Corp. (I)	4,200	7,392
As One Corp.	1,400	43,448
Asahi Company, Ltd.	1,500	21,616
Asahi Diamond Industrial Company, Ltd.	5,000	79,428
Asahi Holdings, Inc.	1,800	31,008
Asahi Organic Chemicals
Industry Company, Ltd.	6,000	12,967
Asatsu-DK, Inc.	2,300	62,226
ASKA Pharmaceutical Company, Ltd.	1,600	18,865
Atom Corp.	100	576
Atsugi Company, Ltd.	12,000	13,149
Autobacs Seven Company, Ltd.	3,000	50,343
Avex Group Holdings, Inc.	3,400	59,907
Axell Corp.	100	1,498
Axial Retailing, Inc.	1,300	20,535
Bando Chemical Industries, Ltd.	5,000	20,491
Bank of the Ryukyus, Ltd.	3,000	43,021
Belc Company, Ltd.	800	18,911
Belluna Company, Ltd.	2,100	10,601
Bic Camera, Inc.	3,300	25,583
Bit-isle, Inc.	1,100	6,732
BML, Inc.	1,200	46,437
Bookoff Corp.	1,400	11,444
Bunka Shutter Company, Ltd.	5,000	43,427
CAC Corp.	1,500	17,222
Calsonic Kansei Corp.	3,000	20,019
Can Do Company, Ltd.	900	14,146
Canon Electronics, Inc.	1,700	32,038
Capcom Company, Ltd.	900	15,260
Cawachi, Ltd.	1,400	26,749
Central Glass Company, Ltd.	19,000	69,973
Chino Corp.	2,000	4,877
Chiyoda Company, Ltd.	2,600	58,251
Chiyoda Integre Company, Ltd.	800	12,270
Chofu Seisakusho Company, Ltd.	2,100	56,165
Chubu Shiryo Company, Ltd.	2,000	12,904
Chudenko Corp.	2,600	40,943
Chuetsu Pulp & Paper Company, Ltd.	5,000	9,491
Chugai Mining Company, Ltd. (I)	34,900	10,716
Chugai Ro Company, Ltd.	5,000	11,228
Chugoku Marine Paints, Ltd.	4,000	28,899
Chuo Denki Kogyo Company, Ltd.	2,200	7,601
CKD Corp.	5,400	52,077
Clarion Company, Ltd. (I)	8,000	21,418
Cleanup Corp.	2,100	18,835
CMK Corp.	5,400	14,516

75

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Coca-Cola Central Japan Company, Ltd.	3,907	$99,491
Cocokara Fine, Inc.	1,540	46,838
CONEXIO Corp.	1,900	16,641
Corona Corp.	300	3,366
Cosel Company, Ltd.	1,200	15,786
Cybozu, Inc.	4,000	15,396
Dai Nippon Toryo Company, Ltd.	12,000	19,073
Dai-Dan Company, Ltd.	2,000	11,939
Daibiru Corp.	1,300	13,302
Daido Metal Company, Ltd.	3,000	37,823
Daidoh, Ltd.	2,000	11,278
Daifuku Company, Ltd.	6,500	91,164
Daihen Corp.	8,000	37,390
Daiichi Jitsugyo Company, Ltd.	4,000	18,838
Daiichikosho Company, Ltd.	400	11,489
Daiken Corp.	9,000	25,599
Daiken Medical Company, Ltd.	200	3,711
Daikoku Denki Company, Ltd.	800	13,292
Daikyo, Inc.	19,000	44,677
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	7,000	33,173
Dainippon Screen
Manufacturing Company, Ltd.	12,000	56,145
Daio Paper Corp.	7,000	63,467
Daiseki Company, Ltd.	2,900	52,083
Daiso Company, Ltd.	7,000	25,649
Daisyo Corp.	800	10,818
Daiwa Industries, Ltd.	2,000	13,779
Daiwabo Holdings Company, Ltd.	17,000	33,109
DCM Holdings Company, Ltd.	7,700	55,678
Denki Kogyo Company, Ltd.	5,000	33,426
Denyo Company, Ltd.	900	14,004
Descente, Ltd.	4,000	35,873
Doshisha Company, Ltd.	2,400	42,310
Doutor Nichires Holdings Company, Ltd.	2,900	51,382
Dr. Ci:Labo Company, Ltd. (L)	1,500	56,631
DTS Corp.	1,700	31,588
Dunlop Sports Company, Ltd.	1,300	15,735
Duskin Company, Ltd.	6,000	116,166
Dwango Company, Ltd. (L)	1,300	34,283
Dydo Drinco, Inc.	1,200	54,977
Eagle Industry Company, Ltd.	2,000	35,795
EDION Corp.	6,100	42,346
Eiken Chemical Company, Ltd.	1,400	24,297
Eizo Corp.	1,500	39,864
Elematec Corp.	700	13,264
EPS Corp.	1,800	23,128
ESPEC Corp.	1,600	13,980
Exedy Corp.	1,000	29,763
F@N Communications Inc.	2,000	32,870
Fancl Corp.	2,600	31,255
FCC Company, Ltd.	2,800	52,668
Financial Products Group Co Ltd.	900	8,083
Foster Electric Company, Ltd.	2,100	28,732
FP Corp.	400	13,948
France Bed Holdings Company, Ltd.	11,000	20,204
Fudo Tetra Corp.	10,800	20,918
Fuji Company, Ltd.	2,100	44,073
Fuji Corp., Ltd.	100	627
Fuji Electronics Company, Ltd.	800	10,256
Fuji Kyuko Company, Ltd.	1,000	11,394
Fuji Oil Company, Ltd.	4,400	14,619
Fuji Oil Company, Ltd. (Osaka)	5,800	82,829

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Fuji Seal International, Inc.	1,700	$52,840
Fuji Soft, Inc.	1,800	40,026
Fujibo Holdings, Inc.	7,000	19,560
Fujicco Company, Ltd.	2,000	25,108
Fujikura Kasei Company, Ltd.	2,000	10,425
Fujikura, Ltd.	15,000	73,067
Fujimi, Inc.	500	7,018
Fujimori Kogyo Company, Ltd.	1,100	35,738
Fujisash Company, Ltd. (I)	4,900	7,358
Fujitec Company, Ltd.	5,000	52,899
Fujitsu General, Ltd.	6,000	66,185
Fujiya Company, Ltd.	6,000	11,839
Fukushima Industries Corp.	500	7,991
Funai Consulting, Ltd.	2,000	17,506
Funai Electric Company, Ltd.	2,600	26,226
Furukawa Company, Ltd.	19,000	38,782
Furukawa Electric Company, Ltd.	7,000	14,868
Fuso Pharmaceutical Industries, Ltd.	5,000	16,040
Futaba Corp.	2,900	49,692
Futaba Industrial Company, Ltd.	3,400	15,552
Future Architect, Inc.	200	1,171
Fuyo General Lease Company, Ltd.	1,700	76,021
G-Tekt Corp.	600	7,855
Gakken Company, Ltd.	4,000	11,139
Geo Corp.	3,900	33,976
GLOBERIDE, Inc.	10,000	12,646
GMO Payment Gateway, Inc.	300	11,345
Godo Steel, Ltd.	16,000	25,655
Goldcrest Company, Ltd.	2,190	48,138
Goldwin, Inc.	5,000	22,355
Gulliver International Company, Ltd.	5,500	45,170
Gun-Ei Chemical Industry Company, Ltd.	4,000	16,596
Gunze, Ltd.	13,000	37,348
H20 Retailing Corp.	5,670	43,959
Hakuto Company, Ltd.	1,300	13,826
Hamakyorex Company, Ltd.	500	15,115
Hanwa Company, Ltd.	14,000	60,639
Harima Chemicals, Inc.	2,000	9,140
Hazama Ando Corp.	10,090	60,962
Heiwa Corp.	600	13,331
Heiwa Real Estate Company, Ltd.	2,800	45,079
Heiwado Company, Ltd.	2,000	30,645
Hibiya Engineering, Ltd.	1,500	24,134
Hiday Hidaka Corp.	984	22,780
Higashi Nihon House Company Ltd.	1,000	5,252
Higo Bank, Ltd.	1,000	5,570
Hioki EE Corp.	500	7,856
Hiramatsu, Inc.	300	2,005
Hisaka Works, Ltd.	2,000	18,542
Hitachi Koki Company, Ltd.	5,700	49,340
Hitachi Kokusai Electric, Inc.	4,000	55,425
Hitachi Zosen Corp.	9,400	48,417
Hodogaya Chemical Company, Ltd.	7,000	13,143
Hogy Medical Company, Ltd.	1,200	65,070
Hokkaido Gas Company, Ltd.	3,000	8,437
Hokkan Holdings, Ltd.	5,000	14,370
Hokuetsu Paper Mills, Ltd.	9,500	42,477
Hokuto Corp.	1,600	31,709
Honeys Company, Ltd.	1,350	12,932
Hoosiers Holdings Company, Ltd.	1,500	7,783
Horiba, Ltd.	2,500	89,722
Hosiden Corp.	4,400	27,459
Hosokawa Micron Corp.	3,000	18,862

76

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Hyakujushi Bank, Ltd.	21,000	$75,695
IBJ Leasing Company, Ltd.	1,900	50,105
Ichikoh Industries, Ltd.	4,000	6,359
Ichiyoshi Securities Company, Ltd.	600	8,473
ICOM, Inc.	500	12,319
Idec Corp.	2,500	24,037
Ihara Chemical Industry Company, Ltd.	3,400	28,127
Iida Group Holdings Company, Ltd.	3,380	51,371
Iino Kaiun Kaisha, Ltd.	5,200	29,697
Ikegami Tsushinki Company, Ltd.	4,000	4,424
Ikyu Corp.	200	2,758
Imasen Electric Industrial	1,700	24,923
Imperial Hotel, Ltd.	200	4,819
Inaba Denki Sangyo Company, Ltd.	1,600	54,000
Inaba Seisakusho Company, Ltd.	200	2,960
Inabata & Company, Ltd.	5,100	47,940
Inageya Company, Ltd.	2,900	29,341
Ines Corp.	2,700	20,462
Intage, Inc.	1,600	21,786
Internet Initiative Japan, Inc.	2,400	58,983
Inui Steamship Company, Ltd.	2,500	8,273
Iriso Electronics Company, Ltd.	200	11,728
Iseki & Company, Ltd.	12,000	31,501
Ishihara Sangyo Kaisha, Ltd. (I)	32,000	28,458
IT Holdings Corp.	6,500	111,721
Itochu Enex Company, Ltd.	5,900	42,391
Itochu-Shokuhin Company, Ltd.	600	21,268
Itoham Foods, Inc.	12,000	53,027
IwaiCosmo Holdings, Inc.	900	10,442
Iwatani Corp.	11,000	78,105
J-Oil Mills, Inc.	9,000	29,223
Jalux, Inc.	1,000	11,678
Janome Sewing Machine Company, Ltd. (I)	12,000	10,789
Japan Aviation Electronics Industry, Ltd.	4,000	86,273
Japan Digital Laboratory Company, Ltd.	1,500	26,519
Japan Drilling Company, Ltd.	400	20,967
Japan Pulp & Paper Company, Ltd.	6,000	20,027
Japan Radio Company, Ltd. (I)	3,000	12,990
Japan Transcity Corp., Ltd.	5,000	16,391
Japan Vilene Company, Ltd.	2,000	11,279
Jastec Company, Ltd.	400	3,041
JBCC Holdings, Inc.	1,900	15,242
JMS Company, Ltd.	1,000	2,958
Joshin Denki Company, Ltd.	3,000	26,882
Jowa Holdings Company, Ltd.	300	11,242
JSP Corp.	1,200	21,558
Juroku Bank, Ltd.	6,000	22,461
JVC Kenwood Corp.	9,070	19,072
K&O Energy Group, Inc.	1,500	22,250
Kadokawa Holdings, Inc.	2,000	63,457
Kaga Electronics Company, Ltd.	1,100	13,307
Kaken Pharmaceutical Company, Ltd.	2,000	42,321
Kameda Seika Company, Ltd.	1,000	31,911
Kamei Corp.	2,000	15,342
Kanamoto Company, Ltd.	3,000	119,636
Kandenko Company, Ltd.	7,000	40,705
Kanematsu Corp.	40,000	71,982
Kanematsu Electronics, Ltd.	1,300	18,365
Kasumi Company, Ltd.	4,200	30,684
Katakura Industries Company, Ltd.	2,100	27,057
Kato Sangyo Company, Ltd.	2,700	60,757
Kawai Musical Instruments
Manufacturing Company, Ltd.	6,000	12,323

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
KEY Coffee, Inc.	600	$9,542
Kimoto Company, Ltd.	3,000	11,804
Kintetsu World Express, Inc.	1,300	55,193
Kinugawa Rubber Industrial Company, Ltd.	3,000	15,315
Kissei Pharmaceutical Company, Ltd.	3,000	71,850
Kitz Corp.	7,800	43,843
Koa Corp.	2,300	23,256
Koatsu Gas Kogyo Company, Ltd.	3,000	18,065
Kohnan Shoji Company, Ltd.	1,800	18,232
Kohsoku Corp.	1,400	12,901
Kojima Company, Ltd.	3,000	9,212
Kokuyo Company, Ltd.	8,300	69,604
Komatsu Seiren Company, Ltd.	2,000	11,612
Komeri Company, Ltd.	500	13,058
Komori Corp.	6,300	80,276
Konishi Company, Ltd.	1,100	23,387
Kumiai Chemical Industry Company, Ltd.	4,000	25,712
Kura Corp.	800	21,638
Kurabo Industries, Ltd.	16,000	29,085
Kureha Corp.	14,000	76,543
Kurimoto, Ltd.	10,000	23,584
Kuroda Electric Company, Ltd.	2,400	37,031
KYB Company, Ltd.	2,000	9,423
Kyodo Printing Company, Ltd.	8,000	26,944
Kyodo Shiryo Company, Ltd.	8,000	8,123
Kyoei Steel, Ltd.	1,100	19,922
Kyokuto Kaihatsu Kogyo Company, Ltd.	900	13,283
Kyokuyo Company, Ltd.	1,000	2,568
KYORIN Holdings, Inc.	1,700	34,981
Kyoritsu Maintenance Company, Ltd.	900	37,449
Kyosan Electric Manufacturing Company, Ltd.	2,000	7,372
Kyowa Exeo Corp.	6,700	95,499
Kyudenko Corp.	2,000	19,464
LEC, Inc.	700	7,490
Leopalace21 Corp. (I)	11,700	60,347
Life Corp.	2,700	45,590
Lintec Corp.	1,600	32,186
Lion Corp.	7,000	40,571
Macnica, Inc.	900	30,069
Maeda Corp.	10,000	79,015
Maeda Road Construction Company, Ltd.	3,000	51,980
Maezawa Kasei Industries Company, Ltd.	1,100	11,911
Maezawa Kyuso Industries Company, Ltd.	900	12,127
Makino Milling Machine Company, Ltd.	8,000	68,933
Mandom Corp.	1,400	49,813
Mani, Inc.	200	11,128
Mars Engineering Corp.	700	13,818
Marubun Corp.	200	1,236
Marudai Food Company, Ltd.	8,000	26,606
Maruha Nichiro Corp.	2,738	44,730
Marusan Securities Company, Ltd.	5,400	43,459
Maruwa Company, Ltd.	600	24,632
Marvelous AQL, Inc.	500	5,568
Matsuda Sangyo Company, Ltd.	1,400	17,360
Matsumotokiyoshi Holdings Company, Ltd.	300	10,384
Matsuya Foods Company, Ltd.	700	13,100
Max Company, Ltd.	3,000	33,829
Megmilk Snow Brand Company, Ltd.	4,600	59,714
Meidensha Corp.	17,000	71,143
Meiji Shipping Company, Ltd.	2,000	7,373
Meiko Network Japan Company, Ltd.	3,000	38,352
Meitec Corp.	3,100	96,777
Meito Sangyo Company, Ltd.	900	10,286

77

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Melco Holdings, Inc.	1,200	$24,356
Milbon Company, Ltd.	1,056	35,658
Mimasu Semiconductor Industry Company, Ltd.	1,400	12,973
Ministop Company, Ltd.	1,100	17,800
Mirait Holdings Corp.	5,440	54,562
Misawa Homes Company, Ltd.	2,000	26,292
Mitsuba Corp.	4,000	63,552
Mitsubishi Kakoki Kaisha, Ltd. (I)	7,000	24,237
Mitsubishi Paper Mills, Ltd. (I)	26,000	22,813
Mitsubishi Pencil Company, Ltd.	2,400	69,339
Mitsubishi Steel Manufacturing Company, Ltd.	10,000	23,338
Mitsuboshi Belting Company, Ltd.	4,000	24,603
Mitsui Engineering &
Shipbuilding Company, Ltd.	29,000	65,129
Mitsui High-Tec, Inc.	2,200	15,467
Mitsui Home Company, Ltd.	3,000	14,251
Mitsui Knowledge Industry Company, Ltd.	9,000	14,661
Mitsui Matsushima Company, Ltd.	10,000	13,551
Mitsui Mining & Smelting Company, Ltd.	6,000	17,148
Mitsui Sugar Company, Ltd.	8,000	30,241
Mitsui-Soko Company, Ltd.	3,000	13,545
Mitsuuroko Holdings Company, Ltd.	3,200	19,131
Miura Company, Ltd.	2,600	88,771
Miyazaki Bank, Ltd.	14,000	46,308
Mizuno Corp.	7,000	41,943
Mochida Pharmaceutical Company, Ltd.	200	14,363
Modec, Inc.	500	11,959
Monex Group, Inc.	12,300	45,568
Monotaro Company, Ltd.	1,100	30,394
Morinaga & Company, Ltd.	14,000	30,388
Morinaga Milk Industry Company, Ltd.	14,000	50,357
Morita Holdings Corp.	3,000	28,194
MOS Food Services, Inc.	900	19,729
Moshi Moshi Hotline, Inc.	4,400	43,388
Musashi Seimitsu Industry Company, Ltd.	1,800	45,160
Musashino Bank, Ltd.	3,800	133,237
Nachi-Fujikoshi Corp.	11,000	77,548
Nagaileben Company, Ltd.	1,800	37,127
Nagatanien Company, Ltd.	2,000	19,808
Nakamuraya Company, Ltd.	3,000	12,167
Nakanishi, Inc.	300	12,306
Nakayama Steel Works, Ltd. (I)	11,000	9,023
NEC Capital Solutions, Ltd.	800	15,767
NEC Networks & System Integration Corp.	2,700	65,884
NET One Systems Company, Ltd.	6,400	44,434
Neturen Company, Ltd.	2,300	17,565
Nice Holdings, Inc.	6,000	12,901
Nichi-iko Pharmaceutical Company, Ltd.	700	10,467
Nichias Corp.	7,000	48,258
Nichicon Corp.	4,600	37,539
Nichiden Corp.	700	16,938
Nichiha Corp.	1,600	18,066
Nichii Gakkan Company, Ltd.	3,200	28,788
NICHIREI Corp.	12,000	57,644
Nichireki Company, Ltd.	2,000	21,732
Nifco, Inc.	2,700	90,093
Nihon Dempa Kogyo Company, Ltd.	1,800	19,129
Nihon Kagaku Sangyo Company, Ltd.	1,000	6,694
Nihon M&A Center, Inc.	2,400	68,519
Nihon Nohyaku Company, Ltd.	4,000	48,590
Nihon Parkerizing Company, Ltd.	4,000	91,714
Nihon Shokuhin Kako Company, Ltd.	2,000	6,858
Nihon Unisys, Ltd.	500	4,303

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nikkiso Company, Ltd.	6,000	$71,253
Nippon Beet Sugar
Manufacturing Company, Ltd.	15,000	28,136
Nippon Carbon Company, Ltd.	6,000	11,447
Nippon Ceramic Company, Ltd.	1,400	23,624
Nippon Chemi-Con Corp. (I)	11,000	31,962
Nippon Chemical Industrial Company, Ltd. (I)	7,000	9,890
Nippon Coke & Engineering Company, Ltd.	18,000	20,799
Nippon Denko Company, Ltd.	4,000	12,628
Nippon Densetsu Kogyo Company, Ltd.	5,000	80,825
Nippon Fine Chemical Company, Ltd.	800	5,450
Nippon Flour Mills Company, Ltd.	13,000	69,145
Nippon Formula Feed
Manufacturing Company, Ltd.	8,000	9,231
Nippon Gas Company, Ltd.	2,000	46,340
Nippon Hume Corp.	2,000	13,472
Nippon Kanzai Company, Ltd.	700	17,342
Nippon Koei Company, Ltd.	8,000	39,593
Nippon Konpo Unyu Soko Company, Ltd.	6,000	103,952
Nippon Koshuha Steel Company, Ltd. (I)	8,000	7,780
Nippon Light Metal Holdings Company, Ltd.	43,000	65,496
Nippon Seiki Company, Ltd.	4,000	77,292
Nippon Sharyo, Ltd.	6,000	24,786
Nippon Sheet Glass Company, Ltd. (I)	11,000	15,550
Nippon Shinyaku Company, Ltd.	4,000	116,642
Nippon Soda Company, Ltd.	16,000	85,315
Nippon Steel & Sumikin Bussan Corp.	9,720	37,770
Nippon Steel & Sumikin Texeng Company, Ltd.	5,000	26,522
Nippon Suisan Kaisha, Ltd. (I)	15,600	48,204
Nippon Synthetic Chemical
Industry Company, Ltd.	3,000	23,927
Nippon Thompson Company, Ltd.	6,000	31,421
Nippon Valqua Industries, Ltd.	8,000	22,820
Nipro Corp. (L)	3,900	35,010
Nishi-Nippon Railroad Company, Ltd.	14,000	56,541
Nishimatsu Construction Company, Ltd.	29,000	123,522
Nishimatsuya Chain Company, Ltd.	5,100	45,066
Nishio Rent All Company, Ltd.	800	33,987
Nissei ASB Machine Company, Ltd.	500	8,890
Nisshin Fudosan Company, Ltd.	5,800	23,085
Nisshin Oillio Group, Ltd.	13,000	47,608
Nisshin Steel Company, Ltd.	1,560	20,620
Nisshinbo Holdings, Inc.	9,000	90,252
Nissin Corp.	4,000	11,972
Nissin Electric Company, Ltd.	2,000	13,156
Nissin Kogyo Company, Ltd.	2,100	41,684
Nitta Corp.	2,300	53,224
Nittan Valve Company, Ltd.	1,200	3,875
Nittetsu Mining Company, Ltd.	6,000	25,697
Nitto Boseki Company, Ltd.	13,000	52,886
Nitto Kogyo Corp.	3,400	74,848
Nitto Kohki Company, Ltd.	1,000	20,519
Noevir Holdings Company, Ltd.	1,600	32,111
NOF Corp.	16,000	114,400
Nohmi Bosai, Ltd.	2,000	30,877
Nomura Company, Ltd.	1,000	8,599
Noritake Company, Ltd.	12,000	32,003
Noritsu Koki Company, Ltd.	1,900	13,067
Noritz Corp.	1,000	19,723
NS Solutions Corp.	1,500	40,964
NS United Shinwa Kaiun Kaisha, Ltd.	8,000	20,170
NSD Company, Ltd.	3,100	40,805
Obara Group, Inc.	1,400	60,711

78

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Oenon Holdings, Inc.	6,000	$13,973
Oiles Corp.	2,400	52,992
Okabe Company, Ltd.	5,700	69,969
Okamoto Industries, Inc.	7,000	24,326
Okamura Corp.	7,000	61,409
Oki Electric Industry Company, Ltd.	44,000	97,839
OKUMA Corp.	6,000	57,737
Okumura Corp.	12,000	60,927
Okura Industrial Company, Ltd.	4,000	13,420
Okuwa Company, Ltd.	3,000	30,701
Onoken Company, Ltd.	1,500	16,936
Onward Holdings Company, Ltd.	2,000	14,358
Optex Company, Ltd.	1,200	23,718
Organo Corp.	3,000	15,311
Origin Electric Company, Ltd.	3,000	10,406
Osaka Steel Company, Ltd.	1,400	24,592
OSAKA Titanium Technologies Company	600	12,474
Osaki Electric Company, Ltd.	3,000	16,864
Oyo Corp.	1,300	21,292
Pacific Industrial Company, Ltd.	3,400	27,763
Pacific Metals Company, Ltd.	9,000	43,870
Pal Company, Ltd.	1,100	26,137
PanaHome Corp.	7,000	54,672
Panasonic Information Systems	1,000	28,735
Parco Company, Ltd.	800	6,832
Paris Miki Holdings, Inc.	1,100	5,438
Penta-Ocean Construction Company, Ltd.	14,500	48,128
Pilot Corp.	1,600	69,876
Piolax, Inc.	700	26,953
Pioneer Corp. (I)	18,800	41,443
Plenus Company, Ltd.	2,400	55,282
Press Kogyo Company, Ltd.	7,000	26,817
Prima Meat Packers, Ltd.	10,000	25,356
Pronexus, Inc.	600	4,721
Proto Corp.	200	2,951
Raito Kogyo Company, Ltd.	1,500	10,937
Relo Holdings, Inc.	200	12,900
Rengo Company, Ltd.	11,000	52,580
Resorttrust, Inc.	3,000	59,906
Ricoh Leasing Company, Ltd.	2,100	59,984
Riken Corp.	9,000	41,606
Riken Keiki Company, Ltd.	1,300	13,748
Riken Technos Corp.	3,000	16,356
Riken Vitamin Company, Ltd.	700	17,933
Rock Field Company, Ltd.	1,000	19,202
Roland Corp.	1,100	20,173
Round One Corp.	3,800	24,212
Royal Holdings Company, Ltd.	2,300	38,534
Ryobi, Ltd.	9,000	30,417
Ryoden Trading Company, Ltd.	3,000	22,642
Ryosan Company, Ltd.	2,600	54,226
Ryoyo Electro Corp.	1,600	18,894
S Foods, Inc.	500	7,256
Saibu Gas Company, Ltd.	19,000	49,775
Saizeriya Company, Ltd.	2,100	26,698
Sakai Chemical Industry Company, Ltd.	9,000	28,342
Sakata INX Corp.	3,100	28,890
Sakata Seed Corp.	2,900	39,990
Sala Corp.	1,500	8,231
San-A Company, Ltd.	1,400	42,467
San-Ai Oil Company, Ltd.	5,000	37,671
Sangetsu Company, Ltd.	3,400	92,148
Sanix, Inc. (I)	1,900	25,728

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sanken Electric Company, Ltd.	12,000	$99,218
Sanki Engineering Company, Ltd.	4,000	30,160
Sanko Marketing Foods Company, Ltd.	200	1,785
Sankyo Seiko Company, Ltd.	3,200	13,052
Sankyo Tateyama, Inc.	2,200	44,447
Sankyu, Inc.	8,000	40,525
Sanshin Electronics Company, Ltd.	2,600	21,074
Sanwa Shutter Corp.	10,000	70,390
Sanyo Chemical Industries, Ltd.	8,000	56,588
Sanyo Denki Company, Ltd.	3,000	21,335
Sanyo Electric Railway Company, Ltd.	2,000	9,115
Sanyo Shokai, Ltd.	7,000	15,899
Sanyo Special Steel Company, Ltd.	10,000	46,503
Sapporo Holdings, Ltd.	18,000	72,539
Sasebo Heavy Industries Company, Ltd. (I)	9,000	11,497
Sato Holdings Corp.	1,700	44,757
Seikagaku Corp.	3,300	40,607
Seikitokyu Kogyo Company, Ltd.	8,000	8,857
Seiren Company, Ltd.	5,200	45,004
Sekisui Jushi Corp.	3,000	42,878
Sekisui Plastics Company, Ltd.	5,000	14,062
Senko Company, Ltd.	9,000	47,122
Senshukai Company, Ltd.	4,400	38,057
Seria Company, Ltd.	300	13,796
Shibusawa Warehouse Company, Ltd.	5,000	17,883
Shibuya Kogyo Company, Ltd.	800	24,993
Shikibo, Ltd.	11,000	12,821
Shikoku Chemicals Corp.	3,000	23,160
Shima Seiki Manufacturing, Ltd.	2,300	44,146
Shimachu Company, Ltd.	3,800	90,810
Shin-Etsu Polymer Company, Ltd.	3,000	14,754
Shinagawa Refractories Company, Ltd.	6,000	13,632
Shindengen Electric
Manufacturing Company, Ltd.	5,000	28,025
Shinkawa, Ltd.	1,500	7,257
Shinko Electric Industries Company, Ltd.	2,400	21,861
Shinko Plantech Company, Ltd.	3,300	25,855
Shinko Shoji Company, Ltd.	2,700	24,424
Shinmaywa Industries, Ltd.	9,000	79,479
Ship Healthcare Holdings, Inc.	2,600	91,244
Shizuoka Gas Company, Ltd.	4,500	30,845
Showa Corp.	3,500	42,641
Showa Sangyo Company, Ltd.	7,000	25,419
Siix Corp.	2,200	39,266
Sinanen Company, Ltd.	4,000	16,602
Sinko Industries Ltd.	200	2,005
Sintokogio, Ltd.	4,600	32,877
SMK Corp.	6,000	26,452
Sogo Medical Company, Ltd.	300	13,567
ST Corp.	1,100	10,945
St. Marc Holdings Company, Ltd.	900	48,252
Star Micronics Company, Ltd.	2,600	37,090
Starbucks Coffee Japan, Ltd.	400	4,595
Starzen Company, Ltd.	6,000	16,912
Stella Chemifa Corp.	800	10,776
Suminoe Textile Company, Ltd.	5,000	15,015
Sumitomo Densetsu Company, Ltd.	1,300	14,898
Sumitomo Mitsui Company, Ltd. (I)	30,000	34,385
Sumitomo Osaka Cement Company, Ltd.	16,000	60,857
Sumitomo Seika Chemicals Company, Ltd.	4,000	28,115
Sumitomo Warehouse Company, Ltd.	16,048	91,621
SWCC Showa Holdings Company, Ltd. (I)	24,000	24,667
Systena Corp.	100	741

79

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
T Hasegawa Company, Ltd.	1,600	$25,650
T-Gaia Corp.	300	2,852
Tachi-S Company, Ltd.	1,900	32,868
Tachibana Eletech Company, Ltd.	300	3,738
Tadano, Ltd.	11,000	183,076
Taihei Dengyo Kaisha, Ltd.	3,000	22,178
Taiho Kogyo Company, Ltd.	2,500	26,953
Taikisha, Ltd.	2,100	49,139
Taisei Lamick Company, Ltd.	500	13,390
Taiyo Holdings Company, Ltd.	1,300	40,308
Taiyo Yuden Company, Ltd.	7,400	81,998
Takamatsu Construction Group Company, Ltd.	1,500	25,532
Takaoka Toko Holdings Co Ltd.	700	10,232
Takara Leben Company, Ltd.	6,300	22,794
Takara Standard Company, Ltd.	7,000	61,714
Takasago International Corp.	6,000	28,615
Takasago Thermal Engineering Company, Ltd.	5,700	67,519
Take and Give Needs Company, Ltd.	200	2,727
Takeei Corp.	700	8,064
Takihyo Company, Ltd.	3,000	12,501
Takiron Company, Ltd.	3,000	17,077
Takuma Company, Ltd.	6,000	39,052
Tamron Company, Ltd.	1,500	35,937
Tamura Corp.	7,000	26,090
Tatsuta Electric Wire & Cable Company, Ltd.	4,200	24,181
Tecmo Koei Holdings Company, Ltd.	2,100	28,026
Teikoku Sen-I Company, Ltd.	2,000	42,324
Tenma Corp.	1,000	15,603
The Aichi Bank, Ltd.	900	47,086
The Akita Bank, Ltd.	15,000	41,473
The Aomori Bank, Ltd.	15,000	43,243
The Bank of Iwate, Ltd.	1,400	68,926
The Bank of Nagoya, Ltd.	17,000	67,652
The Bank of Okinawa, Ltd.	2,100	90,840
The Bank of Saga, Ltd.	10,000	23,102
The Chiba Kogyo Bank, Ltd.	3,200	24,872
The Chukyo Bank, Ltd.	9,000	16,264
The Daiei, Inc. (I)	8,750	26,446
The Daisan Bank, Ltd.	17,000	30,049
The Daishi Bank, Ltd.	27,000	101,359
The Ehime Bank, Ltd.	13,000	30,430
The Eighteenth Bank, Ltd.	10,000	25,961
The Fukui Bank, Ltd.	18,000	44,246
The Fukushima Bank, Ltd.	21,000	18,259
The Higashi-Nippon Bank, Ltd.	9,000	22,935
The Hokkoku Bank, Ltd.	5,000	17,183
The Hokuetsu Bank, Ltd.	21,000	43,757
The Hyakugo Bank, Ltd.	20,000	83,361
The Japan Wool Textile Company, Ltd.	4,000	31,512
The Kagoshima Bank, Ltd.	2,000	13,512
The Kinki Sharyo Company, Ltd.	3,000	9,299
The Kita-Nippon Bank, Ltd.	700	18,144
The Kiyo Bank, Ltd.	5,300	72,198
The Maruetsu, Inc.	3,000	10,784
The Michinoku Bank, Ltd.	14,000	29,444
The Minato Bank, Ltd.	16,000	29,399
The Nagano Bank, Ltd.	8,000	14,771
The Nippon Road Company, Ltd.	7,000	39,401
The Nippon Signal Company, Ltd.	2,700	24,951
The Ogaki Kyoritsu Bank, Ltd.	27,000	75,744
The Oita Bank, Ltd.	12,000	43,374
The Okinawa Electric Power Company, Inc.	1,300	46,359
The Pack Corp.	1,300	25,711

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
The San-In Godo Bank, Ltd.	8,000	$59,472
The Shiga Bank, Ltd.	7,000	42,163
The Shikoku Bank, Ltd.	15,000	33,464
The Shimizu Bank, Ltd.	900	24,480
The Tochigi Bank, Ltd.	8,000	34,279
The Toho Bank, Ltd.	18,000	65,809
The Tohoku Bank, Ltd.	4,000	5,964
The Tokyo Tomin Bank, Ltd.	2,800	34,324
The Torigoe Company, Ltd.	2,300	15,961
The Tottori Bank, Ltd.	4,000	8,255
The Towa Bank, Ltd.	21,000	20,533
The Yachiyo Bank, Ltd.	1,300	42,621
The Yamagata Bank, Ltd.	16,000	75,990
The Yamanashi Chuo Bank, Ltd.	13,000	61,611
The Yasuda Warehouse Company, Ltd.	1,400	14,754
Tigers Polymer Corp.	1,000	5,348
TKC Corp.	1,500	33,955
Toa Corp.	1,400	17,149
TOA Corp.	22,000	38,461
Toagosei Company, Ltd.	18,000	81,045
Tobishima Corp. (I)	7,200	10,596
TOC Company, Ltd.	6,800	49,690
Tocalo Company, Ltd.	1,300	21,817
Toda Corp.	17,000	66,107
Toda Kogyo Corp.	3,000	9,445
Toei Company, Ltd.	5,000	27,092
Toenec Corp.	3,000	17,202
Toho Company, Ltd.	3,000	11,611
Toho Holdings Company, Ltd.	600	12,103
Toho Titanium Company, Ltd. (I)	1,400	9,271
Toho Zinc Company, Ltd.	10,000	37,430
Tokai Carbon Company, Ltd.	17,000	48,546
TOKAI Holdings Corp.	4,000	16,511
Tokai Rika Company, Ltd.	600	12,053
Tokai Rubber Industries, Ltd.	2,400	27,211
Token Corp.	810	37,789
Tokushu Tokai Paper Company, Ltd.	15,000	33,784
Tokuyama Corp.	19,000	60,421
Tokyo Derica Company, Ltd.	400	8,148
Tokyo Dome Corp.	11,000	51,943
Tokyo Energy & Systems, Inc.	2,000	10,883
Tokyo Keiki, Inc.	5,000	12,750
Tokyo Ohka Kogyo Company, Ltd.	3,400	81,119
Tokyo Rakutenchi Company, Ltd.	2,000	9,989
Tokyo Seimitsu Company, Ltd.	2,600	46,795
Tokyo Tekko Company, Ltd.	4,000	20,111
Tokyo Theatres Company, Inc.	9,000	13,068
Tomato Bank, Ltd.	11,000	19,114
Tomen Devices Corp.	200	3,533
Tomen Electronics Corp. (I)	1,900	30,927
Tomoe Corp.	2,200	9,371
Tomoe Engineering Company, Ltd.	800	13,325
Tomoku Company, Ltd.	6,000	17,121
TOMONY Holdings, Inc.	15,000	66,196
Tomy Company, Ltd.	4,500	26,090
Tonami Holdings Company, Ltd.	6,000	14,216
Topcon Corp.	700	16,186
Toppan Forms Company, Ltd.	5,600	56,286
Topre Corp.	4,300	58,465
Topy Industries, Ltd.	18,000	37,699
Toridoll Corp.	1,400	12,811
Torii Pharmaceutical Company, Ltd.	1,100	34,304
Torishima Pump Manufacturing Company, Ltd.	900	7,846

80

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tosei Corp.	1,300	$9,521
Toshiba Machine Company, Ltd.	8,000	37,229
Toshiba Plant Systems & Services Corp.	700	10,405
Tosho Printing Company, Ltd.	3,000	14,419
Totetsu Kogyo Company, Ltd.	3,000	66,896
Towa Corp.	2,200	13,572
Towa Pharmaceutical Company, Ltd.	700	28,525
Toyo Corp.	3,200	38,073
Toyo Electric Manufacturing Company, Ltd.	3,000	12,426
Toyo Ink SC Holdings Company, Ltd.	15,000	74,058
Toyo Kanetsu KK	4,000	10,278
Toyo Kohan Company, Ltd.	4,000	23,533
Toyo Securities Company, Ltd.	6,000	18,496
Toyo Tanso Company, Ltd.	1,000	21,641
Toyo Wharf & Warehouse Company, Ltd.	6,000	13,512
Toyobo Company, Ltd.	32,936	56,935
TPR Company, Ltd.	1,400	34,837
Transcosmos, Inc.	2,800	60,129
Trusco Nakayama Corp.	2,500	62,827
TSI Holdings Company, Ltd.	9,970	68,918
Tsubakimoto Chain Company, Ltd.	8,000	66,018
Tsugami Corp.	6,000	33,244
Tsukishima Kikai Company, Ltd.	2,000	22,601
Tsukuba Bank, Ltd.	5,700	20,484
Tsukui Corp.	600	5,509
Tsumura & Company	1,500	35,394
Tsurumi Manufacturing Company, Ltd.	1,000	12,672
Tsutsumi Jewelry Company, Ltd.	700	17,220
U-Shin, Ltd.	2,300	13,258
UACJ Corp.	19,034	71,606
Uchida Yoko Company, Ltd.	4,000	14,968
Ulvac, Inc. (I)	2,900	61,819
Uniden Corp.	9,000	23,734
Union Tool Company, Ltd.	700	17,927
Unipres Corp.	2,600	62,520
United Arrows, Ltd.	2,400	96,758
Universal Entertainment Corp.	600	10,649
UNY Group Holdings Company, Ltd.	6,000	37,621
Valor Company, Ltd.	4,000	66,348
Vital KSK Holdings, Inc.	3,500	28,204
VT Holdings Company, Ltd.	1,500	8,569
Wacoal Holdings Corp.	1,000	10,861
Wacom Company, Ltd. (L)	9,300	53,079
Wakachiku Construction Company, Ltd.	17,000	22,511
Wakita & Company, Ltd.	2,000	25,699
Warabeya Nichiyo Company, Ltd.	900	18,214
Watabe Wedding Corp. (I)	1,100	6,645
WATAMI Company, Ltd.	2,300	32,493
Welcia Holdings Company, Ltd.	400	24,515
West Holdings Corp.	1,300	19,568
Xebio Company, Ltd.	1,500	29,423
Yahagi Construction Company, Ltd.	2,000	16,478
Yaizu Suisankagaku Industry Company, Ltd.	1,100	10,600
YAMABIKO Corp.	600	23,470
Yamazen Corp.	3,900	29,558
Yaoko Company, Ltd.	300	15,846
Yellow Hat, Ltd.	1,000	23,119
Yodogawa Steel Works, Ltd.	10,000	44,398
Yokogawa Bridge Corp.	3,000	43,522
Yokohama Reito Company, Ltd.	4,000	32,696
Yokowo Company, Ltd.	2,000	10,804
Yomeishu Seizo Company, Ltd.	1,000	9,536
Yomiuri Land Company, Ltd.	2,000	9,422

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Yondenko Corp.	3,000	$12,767
Yondoshi Holdings, Inc.	1,700	35,060
Yorozu Corp.	800	15,889
Yuasa Trading Company, Ltd.	16,000	34,763
Yuki Gosei Kogyo Co., Ltd.	2,000	5,290
Yumeshin Holdings Co Ltd.	2,200	20,846
Yurtec Corp.	4,000	24,607
Yusen Logistics Company, Ltd.	1,200	13,681
Yushiro Chemical Industry Company, Ltd.	1,100	13,989
Zenrin Company, Ltd.	2,100	24,098
Zensho Holdings Company, Ltd.	4,600	46,849
ZERIA Pharmaceutical Company, Ltd.	2,200	52,505
		24,874,358
Jersey, Channel Islands - 0.1%
Atrium European Real Estate, Ltd. (I)	375	2,240
Centamin PLC (I)	88,755	96,774
		99,014
Liechtenstein - 0.1%
Liechtensteinische Landesbank AG	1,361	58,664
Verwaltungs & Privat Bank AG	397	35,562
		94,226
Luxembourg - 0.4%
APERAM (I)	2,299	77,633
Eurofins Scientific	575	176,865
GAGFAH SA (I)	1,693	30,793
Regus PLC	66,614	207,129
		492,420
Malta - 0.1%
Kambi Group PLC (I)	1,362	7,033
Unibet Group PLC	1,362	67,671
		74,704
Mongolia - 0.0%
Mongolian Mining Corp. (I)	14,000	885
Netherlands - 2.2%
Aalberts Industries NV	9,501	310,311
Accell Group	1,666	32,133
AMG Advanced Metallurgical Group NV (I)	3,085	30,175
Amsterdam Commodities NV	1,057	24,464
Arcadis NV	6,584	226,894
ASM International NV	5,593	231,814
BE Semiconductor Industries NV	712	12,616
Beter Bed Holding NV	1,056	25,031
BinckBank NV	4,478	56,658
Brunel International NV	2,022	59,011
Corbion NV	2,744	57,828
Delta Lloyd NV	11,837	300,536
Exact Holdings NV	467	16,635
Grontmij (I)	5,995	35,639
Heijmans NV	2,023	35,231
InnoConcepts NV (I)	10,527	0
KAS Bank NV	330	4,711
Kendrion NV	654	22,686
Koninklijke BAM Groep NV	20,732	101,395
Koninklijke Ten Cate NV	2,622	70,207
Koninklijke Wessanen NV	3,981	23,855
Macintosh Retail Group NV (I)	454	5,426
Nutreco NV	5,995	264,783
Ordina NV (I)	5,537	13,769
PostNL NV (I)	8,226	38,851
Royal Imtech NV (I)	5,602	5,571

81

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
SBM Offshore NV (I)	9,898	$159,588
Sligro Food Group NV	2,169	89,751
SNS REAAL NV (I)	16,603	0
Telegraaf Media Groep NV (I)	3,529	32,625
TKH Group NV	3,030	103,328
TomTom NV (I)	8,528	66,716
USG People NV	6,577	100,051
		2,558,289
New Zealand - 1.0%
Air New Zealand, Ltd.	36,927	67,237
Chorus, Ltd. (I)	1,695	2,575
Ebos Group, Ltd.	1,005	8,881
Fisher & Paykel Healthcare Corp., Ltd.	38,373	159,572
Freightways, Ltd.	8,921	39,838
Infratil, Ltd.	66,634	142,681
Mainfreight, Ltd.	7,268	90,993
New Zealand Oil & Gas, Ltd.	47,702	33,190
Nuplex Industries, Ltd.	40,972	110,499
PGG Wrightson, Ltd.	8,197	2,942
Pike River Coal Company, Ltd. (I)	21,968	0
Port of Tauranga, Ltd.	5,763	77,979
Pumpkin Patch, Ltd. (I)	7,395	2,849
Ryman Healthcare, Ltd.	17,803	133,274
SKY Network Television, Ltd.	16,266	97,824
SKYCITY Entertainment Group, Ltd.	43,129	150,237
The New Zealand Refining Company, Ltd. (I)	17,531	25,927
The Warehouse Group, Ltd.	4,936	13,406
Tower, Ltd.	12,717	20,149
Trade Me Group, Ltd.	1,314	4,003
Xero, Ltd. (I)	350	7,956
		1,192,012
Norway - 1.1%
Atea ASA	9,883	112,668
Austevoll Seafood ASA	7,284	47,811
Bonheur ASA	1,100	22,053
BW Offshore, Ltd.	30,800	45,152
Cermaq ASA	8,984	123,758
DOF ASA (I)	1,335	6,420
Ekornes ASA	207	2,764
Electromagnetic GeoServices ASA (I)	3,160	3,291
Eltek ASA	22,000	34,036
Evry ASA	946	1,664
Farstad Shipping ASA	390	7,278
Ganger Rolf ASA	700	12,998
Kongsberg Automotive Holding ASA (I)	29,400	33,965
Kvaerner ASA	11,623	23,853
Leroy Seafood Group ASA	1,902	69,481
Nordic Semiconductor ASA (I)(L)	15,946	78,971
Norwegian Air Shuttle AS (I)(L)	2,907	95,377
Norwegian Energy Company AS (I)	98,971	2,576
Opera Software ASA	6,623	88,237
REC Silicon ASA (I)	50,025	28,847
Salmar ASA	3,319	57,918
Sevan Marine ASA	2,068	8,086
Siem Offshore, Inc.	20,000	27,307
Solstad Offshore ASA	2,340	39,652
SpareBank 1 SMN	3,890	34,383
Tomra Systems ASA	13,184	107,225
Vard Holdings, Ltd. (I)	26,000	22,013
Veidekke ASA	6,400	71,996
Wilh Wilhelmsen Holding ASA	3,110	26,635

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Wilh Wilhelmsen Holding ASA, Class A	1,300	$40,890
		1,277,305
Papua New Guinea - 0.0%
Highlands Pacific, Ltd. (I)	59,421	2,583
Portugal - 0.5%
Altri SGPS SA	26,263	75,184
Banco BPI SA (I)	23,984	50,211
Mota-Engil SGPS SA	5,366	41,996
NOS SGPS	17,437	114,569
Portucel - Empresa Produtora de Pasta
e Papel SA	28,126	131,683
Redes Energeticas Nacionais SA	12,164	44,802
Semapa-Sociedade de Investimento & Gestao	5,253	74,260
Sonae	50,046	82,180
Teixeira Duarte SA	21,736	30,084
		644,969
Singapore - 1.2%
ASL Marine Holdings, Ltd.	19,600	10,624
Banyan Tree Holdings, Ltd.	54,000	28,367
Biosensors International Group, Ltd.	63,000	47,266
Boustead Singapore, Ltd.	10,000	15,115
Bukit Sembawang Estates, Ltd.	16,000	78,979
Cape PLC	836	4,222
CH Offshore, Ltd.	38,000	13,868
China Aviation Oil Singapore Corp., Ltd.	14,400	9,651
China Merchants Holdings Pacific, Ltd.	50,000	36,888
Chip Eng Seng Corp., Ltd.	33,000	20,773
Cosco Corp. Singapore, Ltd.	80,000	45,873
Creative Technology, Ltd.	6,650	11,788
CSE Global, Ltd.	34,000	16,656
Ezra Holdings, Ltd.	98,400	87,574
Far East Orchard, Ltd.	5,000	7,442
Food Empire Holdings, Ltd.	43,200	13,667
Gallant Venture, Ltd. (I)	71,000	18,241
GMG Global, Ltd.	46,000	3,213
Goodpack, Ltd.	37,000	70,312
Ho Bee Investment, Ltd.	18,000	32,489
Hong Fok Corp., Ltd.	48,000	41,183
Hong Leong Asia, Ltd.	13,000	16,531
HTL International Holdings, Ltd.	34,000	7,901
Hyflux, Ltd.	24,000	22,727
Indofood Agri Resources, Ltd.	25,000	19,761
Jaya Holdings, Ltd. (I)	51,000	7,822
Metro Holdings, Ltd.	31,600	25,480
Midas Holdings, Ltd.	86,000	30,078
Oceanus Group, Ltd. (I)	116,000	2,062
OSIM International, Ltd. (L)	30,000	64,750
Otto Marine, Ltd.	144,000	7,975
Petra Foods, Ltd.	32,000	100,170
Rotary Engineering, Ltd.	22,000	13,064
SBS Transit, Ltd.	5,000	6,818
Sinarmas Land, Ltd.	128,000	55,973
SMRT Corp., Ltd.	31,000	38,542
Stamford Land Corp., Ltd.	59,000	31,478
SunVic Chemical Holdings, Ltd. (I)	26,000	10,118
Super Group, Ltd.	30,000	33,958
Swiber Holdings, Ltd.	20,000	8,731
Tat Hong Holdings, Ltd.	31,000	21,890
Triyards Holdings, Ltd.	5,040	2,550
United Engineers, Ltd.	38,000	71,945
United Envirotech, Ltd.	35,000	39,913
UOB-Kay Hian Holdings, Ltd.	32,345	41,997

82

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Venture Corp., Ltd.	13,000	$80,728
Wing Tai Holdings, Ltd.	21,205	33,520
Yeo Hiap Seng, Ltd.	1,104	1,911
Yongnam Holdings, Ltd.	87,000	16,774
		1,429,358
South Africa - 0.0%
Lonmin PLC (I)	2,646	10,741
Spain - 2.0%
Abengoa SA	3,012	19,433
Abengoa SA, B Shares	12,104	63,817
Acerinox SA	8,479	150,385
Adveo Group International SA (I)	209	5,060
Almirall SA (I)	5,019	81,401
Atresmedia Corp de Medios
de Comunicaion SA	3,644	52,226
Bankinter SA	20,891	163,491
Bolsas y Mercados Espanoles SA	5,350	255,377
Caja de Ahorros del Mediterraneo (I)	5,428	0
Construcciones & Auxiliar de Ferrocarriles SA	117	55,937
Deoleo SA (I)	11,142	6,254
Dinamia SA	1,181	14,540
Duro Felguera SA	2,991	19,948
Ebro Foods SA	6,186	137,440
Elecnor SA	2,026	29,139
Ence Energia y Celulosa SA (I)	9,218	24,075
Faes Farma SA (I)	10	31
Faes Farma SA	18,076	57,177
Fluidra SA	3,227	14,268
Gamesa Corporacion Tecnologica SA (I)	10,325	128,779
Grupo Catalana Occidente SA	2,531	91,874
Indra Sistemas SA	7,450	133,031
Laboratorios Farmaceuticos Rovi SA	1,750	22,737
Mediaset Espana Comunicacion SA (I)	4,733	55,233
Melia Hotels International SA	3,488	42,809
NH Hoteles SA (I)	5,065	29,975
Papeles y Cartones de Europa SA	4,326	23,979
Pescanova SA (I)	1,602	0
Promotora de Informaciones SA (I)	27,931	13,573
Prosegur Cia de Seguridad SA	5,352	38,350
Sacyr SA (I)	6,021	38,142
Tecnicas Reunidas SA	2,764	170,951
Tubacex SA	6,252	31,266
Tubos Reunidos SA	9,106	30,606
Vidrala SA	1,779	88,205
Viscofan SA (L)	3,696	220,371
Vocento SA (I)	9,411	27,957
Zeltia SA (I)	10,755	43,396
		2,381,233
Sweden - 3.9%
AarhusKarlshamn AB	4,167	278,430
Acando AB	6,279	11,754
AddTech AB, B Shares	6,930	128,948
AF AB, B Shares	7,072	126,657
Avanza Bank Holding AB	1,104	46,238
Axfood AB	1,565	85,040
Axis Communications AB (L)	6,073	177,075
B&B Tools AB, B Shares	3,490	79,859
BE Group AB (I)	4,723	8,857
Beijer AB G&L, B Shares	2,250	51,199
Beijer Alma AB	229	6,682
Betsson AB (I)	2,976	102,877
Bilia AB, A Shares	1,720	52,071

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
BillerudKorsnas AB	23,218	$337,289
BioGaia AB, B Shares	555	16,018
Bure Equity AB	5,458	24,490
Castellum AB	6,802	120,566
Clas Ohlson AB, B Shares	4,002	81,611
Cloetta AB, B Shares (I)	2,034	6,938
Concordia Maritime AB, B Shares (I)	2,200	4,848
Duni AB	4,343	68,198
East Capital Explorer AB (I)	3,589	30,961
Enea AB (I)	1,999	17,425
Eniro AB (I)	9,996	67,275
Fabege AB	6,102	86,336
Fagerhult AB (I)	1,365	25,859
Fastighets AB Balder - B Shares (I)	2,585	34,978
Haldex AB	3,364	41,492
Hexpol AB	1,566	142,172
HIQ International AB (I)	3,756	21,422
Holmen AB, B Shares	4,455	159,436
Hufvudstaden AB, A Shares	638	8,950
Industrial & Financial Systems AB	1,542	51,236
Indutrade AB	1,973	92,059
Intrum Justitia AB	6,104	182,064
JM AB	8,981	332,862
KappAhl AB (I)	2,691	16,585
Kungsleden AB	10,626	79,895
Lindab International AB (I)	6,008	70,420
Loomis AB	4,564	140,207
Mekonomen AB	2,150	55,127
Munksjo Oyj (I)	33	305
NCC AB, B Shares	8,075	277,934
Net Entertainment NE AB, B Shares (I)	105	2,456
Net Insight AB, B Shares (I)	40,297	10,697
New Wave Group AB, B Shares	4,353	27,062
Nibe Industrier AB, B Shares	7,047	221,245
Nobia AB	14,811	123,550
OEM International AB, B Shares (I)	1,799	23,659
PA Resources AB (I)	278	275
Peab AB	14,016	109,604
Proffice AB, B Shares	6,320	25,158
Saab AB	46	1,413
SAS AB (I)(L)	13,979	26,250
SkiStar AB	222	2,807
SSAB AB, A Shares (I)	3,598	33,365
Sweco AB, B Shares	3,557	59,511
Swedish Orphan Biovitrum AB (I)	11,871	158,594
TradeDoubler AB	4,887	8,702
Wihlborgs Fastigheter AB	3,088	59,108
		4,644,101
Switzerland - 4.2%
Advanced Digital Broadcast Holdings SA (I)	245	3,813
AFG Arbonia-Forster Holding AG (I)	748	25,382
Allreal Holding AG (I)	764	108,549
Alpiq Holding AG (I)	155	17,819
APG SGA SA	88	28,739
Ascom Holding AG	3,277	55,579
Autoneum Holding AG (I)	263	52,724
Bachem Holding AG (I)	14	774
Bank Coop AG	1,272	59,203
Banque Privee Edmond de Rothschild SA	1	16,293
Belimo Holding AG	21	56,659
Bell AG	3	8,393
Berner Kantonalbank	285	61,414
Bobst Group AG	400	20,584

83

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Bossard Holding AG (I)	484	$57,639
Bucher Industries AG	547	187,699
Burckhardt Compression Holding AG	236	127,074
Burkhalter Holding AG	218	19,997
Charles Voegele Holding AG (I)	998	20,810
Cicor Technologies (I)	277	11,657
Conzzeta Holding AG (I)	1	4,337
Daetwyler Holding AG	654	99,288
EFG International AG (I)	4,687	54,624
Emmi AG (I)	226	81,764
Energiedienst Holding AG	559	19,707
Ferrexpo PLC	5,662	12,670
Flughafen Zuerich AG	266	163,417
Forbo Holding AG (I)	109	116,127
GAM Holding AG (I)	14,176	269,814
Gategroup Holding AG (I)	846	22,986
Georg Fischer AG (I)	493	352,858
Gurit Holding AG (I)	22	11,127
Helvetia Patria Holding AG	441	202,472
Huber & Suhner AG	280	14,685
Implenia AG (I)	994	66,909
Inficon Holding AG (I)	183	59,606
Intershop Holdings	112	44,184
Kaba Holding AG (I)	207	102,336
Kardex AG (I)	420	21,026
Komax Holding AG (I)	339	56,579
Kudelski SA	2,027	35,527
Kuoni Reisen Holding AG (I)	265	102,557
LEM Holding SA	42	36,421
Logitech International SA (L)	3,471	45,227
Logitech International SA	9,485	123,270
Luzerner Kantonalbank AG	226	90,665
Meyer Burger Technology AG (I)	4,318	67,303
Micronas Semiconductor Holding AG (I)	1,836	16,138
Mobilezone Holding AG (I)	3,318	37,788
Mobimo Holding AG (I)	463	98,132
Nobel Biocare Holding AG (I)	1,633	24,287
OC Oerlikon Corp. AG (I)	1,855	26,851
Orell Fuessli Holding AG (I)	136	15,920
Orior AG (I)	169	10,573
Panalpina Welttransport Holding AG	858	135,744
Phoenix Mecano AG	84	51,901
PubliGroupe SA	20	4,782
Rieter Holding AG (I)	160	39,961
Romande Energie Holding SA	43	53,643
Schaffner Holding AG (I)	40	14,012
Schmolz & Bickenbach AG (I)	41,294	66,028
Schweiter Technologies AG	77	55,675
Schweizerische National-Versicherungs-
Gesellschaft AG	1,041	71,589
Siegfried Holding AG (I)	210	38,379
St. Galler Kantonalbank AG	125	49,298
Straumann Holding AG	173	40,027
Swisslog Holding AG (I)	4,914	6,146
Swissquote Group Holding SA	328	12,496
Tamedia AG	188	24,579
Tecan Group AG	884	101,066
Temenos Group AG (I)	5,003	194,783
U-Blox AG (I)	65	8,614
Valiant Holding AG	959	99,845
Valora Holding AG (I)	246	63,574
Vaudoise Assurances Holding SA	138	62,909
Vetropack Holding AG	3	5,466

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Von Roll Holding AG (I)	7,878	$15,568
Vontobel Holding AG	1,927	67,223
Walter Meier AG (I)	438	23,542
Ypsomed Holding AG (I)	276	26,898
Zehnder Group AG	615	26,325
Zuger Kantonalbank	17	88,354
		4,896,403
Taiwan - 0.0%
Ya Hsin Industrial Company, Ltd. (I)	138,000	0
United Arab Emirates - 0.1%
Lamprell PLC (I)	33,134	88,122
United Kingdom - 20.3%
A.G.BARR PLC	9,000	97,933
Afren PLC (I)	55,554	137,625
Alent PLC	29,398	184,101
Alizyme PLC (I)	22,479	0
Amlin PLC	20,586	164,772
Anglo Pacific Group PLC	10,171	30,563
Anite PLC	6,272	10,169
Ashtead Group PLC	44,441	664,833
Balfour Beatty PLC	40,039	160,610
Barratt Developments PLC	80,355	513,422
BBA Aviation PLC	48,270	255,254
Bellway PLC	10,163	272,248
Berendsen PLC	14,469	242,327
Berkeley Group Holdings PLC	3,106	128,377
Bodycote PLC	19,111	224,661
Booker Group PLC (I)	23,267	51,643
Bovis Homes Group PLC	9,559	129,311
Brammer PLC	8,722	68,120
Brewin Dolphin Holdings PLC	23,416	123,999
British Polythene Industries PLC	4,443	49,721
Britvic PLC	32,362	402,889
BTG PLC (I)	25,585	276,921
Cable & Wireless Communications PLC	75,207	63,353
Capital & Counties Properties PLC	4,640	25,852
Capital & Regional PLC	28,406	22,352
Carillion PLC	27,252	154,434
Charles Taylor Consulting PLC	3,000	11,807
Chemring Group PLC	15,378	54,123
Chesnara PLC	2,655	14,566
Chime Communications PLC	5,129	31,525
Cineworld Group PLC	8,795	49,189
Close Brothers Group PLC	15,981	349,156
Cobham PLC	51,576	275,551
Colt Group SA (I)	31,617	74,508
Communisis PLC	1	1
Computacenter PLC	8,533	87,454
Concentric AB	3,667	51,660
Costain Group PLC	4,797	21,312
Cranswick PLC	7,950	172,100
CSR PLC	14,801	149,887
Daily Mail & General Trust PLC	13,178	187,533
Dairy Crest Group PLC	10,688	85,985
Darty PLC	13,940	23,486
De La Rue PLC	6,976	96,669
Debenhams PLC	91,915	107,640
Dechra Pharmaceuticals PLC	5,389	66,711
Development Securities PLC	2,220	8,136
Devro PLC	5,062	21,555
Dignity PLC	5,042	118,275
Diploma PLC	7,537	82,808

84

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Dixons Retail PLC (I)	231,071	$196,763
Domino Printing Sciences PLC	11,461	117,756
Domino’s Pizza Group PLC	7,102	63,650
Drax Group PLC	30,783	337,015
DS Smith PLC	122,693	581,023
Dunelm Group PLC	9,379	134,079
E2V Technologies PLC	2,485	7,097
Electrocomponents PLC	36,254	162,921
Elementis PLC	35,280	157,179
EnQuest PLC (I)	46,110	111,375
Enterprise Inns PLC (I)	40,990	88,614
Essentra PLC	27,028	352,918
Euromoney Institutional Investor PLC	6,671	126,790
Fenner PLC	9,083	55,621
Fidessa Group PLC	3,072	116,423
Findel PLC (I)	10,206	46,342
FirstGroup PLC (I)	88,330	191,267
Galliford Try PLC	7,331	143,146
Gem Diamonds, Ltd. (I)	12,666	31,040
Genus PLC	5,336	104,638
Go-Ahead Group PLC	2,784	112,812
Greene King PLC	18,168	262,276
Greggs PLC	7,878	72,244
Halfords Group PLC	15,547	125,766
Halma PLC	44,038	444,228
Hardy Oil & Gas PLC (I)	5,072	8,687
Hays PLC	90,038	225,051
Headlam Group PLC	4,631	33,052
Helical Bar PLC	8,263	49,563
Hikma Pharmaceuticals PLC	16,363	469,647
Hill & Smith Holdings PLC	6,401	54,974
Hochschild Mining PLC (I)	12,022	33,022
HomeServe PLC	23,941	131,942
Howden Joinery Group PLC	79,803	422,883
Hunting PLC	9,009	132,241
Hyder Consulting PLC	3,872	30,608
ICAP PLC	13,685	88,911
IG Group Holdings PLC	23,822	239,321
Imagination Technologies Group PLC (I)	10,545	37,996
Inchcape PLC	27,669	300,153
Informa PLC	10,659	87,329
Innovation Group PLC	32,953	19,167
Intermediate Capital Group PLC	43,942	293,302
International Personal Finance PLC	27,936	280,571
Interserve PLC	9,571	98,231
ITE Group PLC	16,803	68,083
Ithaca Energy, Inc. (I)	9,980	26,001
J.D. Wetherspoon PLC	8,178	110,644
James Fisher & Sons PLC	4,579	110,762
Jardine Lloyd Thompson Group PLC	10,279	182,944
Jazztel PLC (I)	19,044	271,105
JKX Oil & Gas PLC (I)	8,683	8,588
John Menzies PLC	983	11,254
Jupiter Fund Management PLC	6,012	41,062
Kcom Group PLC	78,260	124,209
Keller Group PLC	4,607	72,555
Kier Group PLC	2,737	83,048
Ladbrokes PLC	55,844	134,071
Laird PLC	26,527	128,526
Lancashire Holdings, Ltd.	13,824	154,618
Lavendon Group PLC	239	844
Lookers PLC	17,654	40,305
Low & Bonar PLC	21,034	28,168

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
M.J. Gleeson Group PLC	2,770	$17,722
Man Group PLC	34,775	62,585
Management Consulting Group PLC	217	92
Marshalls PLC	1,729	5,092
Marston’s PLC	27,240	67,562
McBride PLC (I)	14,770	24,338
Mears Group PLC	8,289	65,968
Melrose Industries PLC	1,069	4,757
Michael Page International PLC	20,769	153,128
Micro Focus International PLC	20,560	305,053
Millennium & Copthorne Hotels PLC	13,381	133,242
Mitchells & Butlers PLC (I)	23,738	158,236
Mitie Group PLC	21,404	116,748
Moneysupermarket.com Group PLC	11,551	37,253
Morgan Crucible Company PLC	24,042	133,388
Mothercare PLC (I)	4,601	18,814
MWB Group Holdings PLC (I)	11,618	969
N. Brown Group PLC	16,271	117,660
National Express Group PLC	34,580	154,866
NCC Group, Ltd.	24,395	79,696
Northgate PLC	1,332	11,960
Novae Group PLC	2,664	24,198
Optos PLC (I)	3,748	11,788
Oxford Biomedica PLC (I)	57,574	2,759
Oxford Instruments PLC	2,533	56,341
Pace PLC	22,875	138,935
PayPoint PLC	4,414	82,934
Pendragon PLC	63,903	31,687
Pennon Group PLC	8,910	119,762
Petropavlovsk PLC (I)	13,086	10,172
Photo-Me International PLC	24,627	58,784
Premier Farnell PLC	29,879	104,120
Premier Foods PLC (I)	41,106	37,307
Premier Oil PLC	25,504	145,607
Punch Taverns PLC (I)	20,164	3,277
PZ Cussons PLC	15,640	92,581
QinetiQ Group PLC	59,423	210,207
Quintain Estates & Development PLC (I)	36,270	54,939
Rathbone Brothers PLC	3,854	130,468
Redrow PLC	24,204	112,714
Renishaw PLC	2,747	77,956
Rentokil Initial PLC	61,337	116,857
Ricardo PLC	418	4,586
Rightmove PLC	8,655	317,260
RM PLC	8,752	25,088
Rotork PLC	10,797	492,697
RPC Group PLC	17,074	183,365
RPS Group PLC	17,736	84,420
Salamander Energy PLC (I)	13,282	31,818
Savills PLC	10,012	107,692
SDL PLC (I)	7,019	41,061
Senior PLC	19,322	93,585
Shanks Group PLC	35,094	64,094
SIG PLC	25,405	81,983
Smiths News PLC	16,404	51,205
Soco International PLC (I)	16,636	117,278
Spectris PLC	10,418	395,872
Spirax-Sarco Engineering PLC	8,752	409,090
Spirent Communications PLC	48,511	78,774
Spirit Pub Company PLC	20,164	25,475
Sportech PLC (I)	11,390	18,013
St. Modwen Properties PLC	14,271	87,620
Stagecoach Group PLC	24,940	160,421

85

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
SThree PLC	8,144	$54,083
Stolt-Nielsen, Ltd.	620	15,155
STV Group PLC	2,685	16,441
SuperGroup PLC (I)	11	199
Synergy Health PLC	4,425	106,797
Synthomer PLC	8,486	33,684
TalkTalk Telecom Group PLC	24,348	135,542
Ted Baker PLC	381	11,801
Telecity Group PLC	3,954	50,997
Telecom Plus PLC	773	17,682
The Restaurant Group PLC	15,717	161,507
The Unite Group PLC	7,811	52,660
The Vitec Group PLC	1,430	13,874
Thomas Cook Group PLC (I)	27,271	62,243
Thorntons PLC (I)	5,797	10,556
Tipp24 SE	349	23,505
Topps Tiles PLC	15,591	28,353
Torotrak PLC (I)	2,223	700
Tribal Group PLC	7,453	23,178
Trinity Mirror PLC (I)	10,128	26,360
TT electronics PLC	14,769	52,390
Tullett Prebon PLC	16,882	76,450
UBM PLC	13,505	153,916
UK Mail Group PLC	2,825	28,460
Ultra Electronics Holdings PLC	5,588	178,244
UTV Media PLC	6,973	24,816
Vectura Group PLC (I)	29,652	67,421
Vesuvius PLC	25,572	200,506
Victrex PLC	5,831	169,759
Volex Group PLC (I)	3,136	4,252
Vp PLC	637	7,516
W.S. Atkins PLC	9,549	215,392
WH Smith PLC	11,284	206,484
Wilmington Group PLC	8,076	26,983
Wincanton PLC (I)	2,774	6,525
Wolfson Microelectronics PLC (I)	12,200	48,298
Xaar PLC	1,413	12,612
Xchanging PLC	19,640	49,646
		23,912,454
United States - 0.2%
Argonaut Gold, Inc. (I)	6,900	28,582
BNK Petroleum, Inc. (I)	5,141	7,901
Boart Longyear, Ltd. (I)	36,330	6,339
Chaparral Gold Corp. (I)	1,700	828
Kofax, Ltd. (I)	2,760	23,614
Performance Sports Group, Ltd. (I)	1,000	17,206
Sims Metal Management, Ltd. (I)	15,252	139,911
Thompson Creek Metals Company, Inc. (I)(L)	11,493	34,036
		258,417
TOTAL COMMON STOCKS (Cost $99,129,975)		$117,372,379
RIGHTS - 0.0%
Acerinox SA (Expiration
Date: 07/15/2014) (I)(N)	8,479	$5,143
Banca Popolare dell’Emilia Romagna SC
(Expiration Date: 07/18/2014; Strike Price:
EUR 5.14) (I)(L)	20,082	17,131
Banca Popolare di Sondrio SCARL (Expiration
Date: 07/04/2014; Strike Price: EUR 3.00) (I)	10,227	2,843
Mota-Engil Africa (I)(N)	5,366	4,338

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value
RIGHTS (continued)
Soitec (Expiration Date: 07/11/2014; Strike
Price: EUR 1.60) (I)(L)	20,345	$5,627
TOTAL RIGHTS (Cost $5,179)		$35,082

WARRANTS - 0.0%
Africa Israel Investments, Ltd. (Strike Price:
ILS 7.26) (I)(N)	644	66
Seat Pagine Gialle SpA (Expiration
Date: 09/08/2014) (I)(N)	131,159	83
TOTAL WARRANTS (Cost $0)		$149

SECURITIES LENDING COLLATERAL - 2.3%
John Hancock Collateral
Investment Trust, 0.0995% (W)(Y)	271,825	$2,720,263
TOTAL SECURITIES LENDING
COLLATERAL (Cost $2,720,220)		$2,720,263

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
State Street Institutional Liquid Reserves
Fund, 0.0619% (Y)	87,250	87,250
TOTAL SHORT-TERM INVESTMENTS (Cost $87,250)		$87,250
Total Investments (International Small Company Trust)
(Cost $101,942,624) - 102.0%		$120,215,123
Other assets and liabilities, net - (2.0%)		(2,301,716)
TOTAL NET ASSETS - 100.0%		$117,913,407

International Value Trust
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 95.9%
Belgium - 0.5%
UCB SA (L)	68,620	$5,805,397
Brazil - 1.2%
BM&FBovespa SA	1,019,400	5,347,293
Centrais Eletricas Brasileiras SA	552,500	1,597,862
Petroleo Brasileiro SA, ADR	268,844	4,204,720
Vale SA (Preference A Shares), ADR	263,960	3,141,124
		14,290,999
Canada - 6.3%
AGF Management, Ltd., Class B	243,200	2,844,418
Ensign Energy Services, Inc.	819,700	12,728,953
HudBay Minerals, Inc. (L)	1,282,500	11,862,870
Suncor Energy, Inc.	433,700	18,493,370
Talisman Energy, Inc.	1,420,540	15,016,815
Trican Well Service, Ltd. (L)	931,800	15,046,075
		75,992,501
China - 4.8%
China Life Insurance Company, Ltd., H Shares	2,319,000	6,067,240
China Shenhua Energy Company, Ltd.,
H Shares	4,097,000	11,835,345
China Telecom Corp., Ltd., H Shares	25,170,427	12,344,038
Shanghai Electric Group Company, Ltd.,
H Shares	13,746,000	5,542,458
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	3,490,600	7,265,932

86

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

International Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
Sinopharm Group Company, Ltd., H Shares	1,422,000	$3,945,741
Springland International Holdings, Ltd.	8,232,700	3,270,219
Trina Solar, Ltd., ADR (I)(L)	598,190	7,674,778
		57,945,751
Denmark - 0.4%
FLSmidth & Company A/S (L)	96,640	5,396,219
France - 11.3%
AXA SA	914,651	21,854,050
BNP Paribas SA	390,336	26,526,742
Cie de Saint-Gobain	154,110	8,695,223
Cie Generale des Etablissements Michelin	102,410	12,227,981
Ipsen SA	137,358	6,209,325
Sanofi	205,173	21,807,733
Societe Generale SA	146,133	7,663,604
Technip SA	50,028	5,466,127
Total SA	358,606	25,945,018
Vivendi SA (I)	40,295	986,081
		137,381,884
Germany - 7.7%
Bayer AG	87,640	12,363,649
Deutsche Boerse AG	130,130	10,089,582
Deutsche Lufthansa AG	402,760	8,646,066
Gerresheimer AG	95,880	6,606,299
Kloeckner & Company SE (I)	455,830	6,864,560
Merck KGaA	113,494	9,841,825
Metro AG (I)	213,172	9,276,914
MorphoSys AG (I)	17,202	1,609,318
Muenchener Rueckversicherungs AG	34,627	7,668,090
SAP AG	39,470	3,041,349
Siemens AG	129,551	17,105,156
		93,112,808
Hong Kong - 2.6%
China Mobile, Ltd.	948,000	9,207,676
Digital China Holdings, Ltd.	4,518,000	4,073,666
First Pacific Company, Ltd.	2,670,750	3,001,930
Kingboard Chemical Holdings, Ltd.	4,975,800	10,258,695
Kunlun Energy Company, Ltd.	2,154,000	3,551,001
Noble Group, Ltd.	1,302,600	1,433,764
Value Partners Group, Ltd.	592,100	396,444
		31,923,176
India - 1.0%
ICICI Bank, Ltd.	104,501	2,460,639
Jain Irrigation Systems, Ltd.	1,974,568	3,935,747
LIC Housing Finance, Ltd.	652,320	3,554,330
Power Grid Corp. of India, Ltd.	1,140,059	2,639,536
		12,590,252
Ireland - 0.8%
CRH PLC	366,490	9,388,482
Israel - 1.3%
Teva Pharmaceutical Industries, Ltd., ADR	298,155	15,629,285
Italy - 3.5%
Eni SpA	656,437	17,953,337
Saipem SpA (I)	130,441	3,517,098
UniCredit SpA	2,526,658	21,126,328
		42,596,763
Japan - 6.5%
Canon, Inc. (L)	120,900	3,951,252
Capcom Company, Ltd.	177,300	3,006,149

International Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
ITOCHU Corp.	1,695,060	$21,760,813
Namco Bandai Holdings, Inc.	513,100	12,029,953
Nikon Corp.	273,600	4,310,311
Nissan Motor Company, Ltd.	1,271,800	12,043,250
Suntory Beverage & Food, Ltd.	178,200	6,984,902
Toyota Motor Corp.	244,130	14,616,701
		78,703,331
Netherlands - 6.6%
Aegon NV	2,080,512	18,149,244
Akzo Nobel NV	164,700	12,349,080
Fugro NV	61,577	3,521,216
ING Groep NV (I)	1,200,100	16,840,384
QIAGEN NV (I)	145,991	3,530,812
Royal Dutch Shell PLC, B Shares	591,786	25,719,067
		80,109,803
Norway - 2.1%
Statoil ASA	512,190	15,744,133
Telenor ASA	411,835	9,376,843
		25,120,976
Russia - 1.1%
Lukoil OAO, ADR	68,678	4,108,318
MMC Norilsk Nickel OJSC, ADR	316,697	6,273,768
Mobile Telesystems OJSC, ADR	146,249	2,886,955
		13,269,041
Singapore - 0.6%
United Overseas Bank, Ltd.	415,000	7,504,335
South Korea - 10.9%
Daum Communications Corp.	43,106	4,981,553
Hana Financial Group, Inc.	747,320	27,694,344
Hyundai Mobis	44,328	12,449,201
KB Financial Group, Inc., ADR	756,368	26,291,352
KIWOOM Securities Company, Ltd.	84,364	3,489,091
Korea Investment Holdings Company, Ltd.	166,000	6,592,974
POSCO	62,318	18,622,193
Samsung Electronics Company, Ltd.	25,016	32,669,611
		132,790,319
Spain - 1.5%
Telefonica SA	1,090,440	18,720,506
Sweden - 0.3%
Getinge AB, B Shares	153,092	4,008,775
Switzerland - 7.5%
Basilea Pharmaceutica	36,130	4,209,986
Credit Suisse Group AG (I)	905,989	25,765,839
GAM Holding AG	226,160	4,304,535
Lonza Group AG (I)	59,600	6,481,409
Nobel Biocare Holding AG	514,026	7,644,969
Novartis AG	143,160	12,964,334
Roche Holding AG	82,202	24,492,645
Swiss Re AG	64,831	5,764,587
		91,628,304
Thailand - 0.4%
Bangkok Bank PCL	841,800	5,006,454
United Arab Emirates - 0.3%
Dragon Oil PLC	342,730	3,593,556
United Kingdom - 15.1%
African Minerals, Ltd. (I)	382,711	453,379
Aviva PLC	1,392,020	12,145,065
BAE Systems PLC	1,763,241	13,059,849

87

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

International Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Barclays PLC	1,241,830	$4,523,709
BP PLC	2,628,635	23,147,542
Carillion PLC	1,520,420	8,616,055
GlaxoSmithKline PLC	682,294	18,166,200
HSBC Holdings PLC	1,402,170	14,225,116
Kingfisher PLC	2,009,380	12,335,381
Man Group PLC	2,123,730	3,822,119
Marks & Spencer Group PLC	1,603,200	11,662,163
Noble Corp. PLC	317,913	10,669,160
Rexam PLC	790,960	7,239,559
Serco Group PLC	553,718	3,459,109
Tesco PLC	5,853,910	28,451,073
Vodafone Group PLC	3,324,762	11,112,280
		183,087,759
United States - 1.6%
Baker Hughes, Inc.	99,480	7,406,286
Flextronics International, Ltd. (I)	1,136,200	12,577,734
		19,984,020
TOTAL COMMON STOCKS (Cost $978,215,393)		$1,165,580,696
SECURITIES LENDING COLLATERAL - 2.6%
John Hancock Collateral
Investment Trust, 0.0995% (W)(Y)	3,207,688	32,100,618
TOTAL SECURITIES LENDING
COLLATERAL (Cost $32,100,661)		$32,100,618
SHORT-TERM INVESTMENTS - 2.1%
Time Deposits - 2.1%
Royal Bank of Canada, 0.050%, 07/01/2014 *	$25,000,000	$25,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $25,000,000)		$25,000,000
Total Investments (International Value Trust)
(Cost $1,035,316,054) - 100.6%		$1,222,681,314
Other assets and liabilities, net - (0.6%)		(7,602,927)
TOTAL NET ASSETS - 100.0%		$1,215,078,387

Lifestyle Aggressive PS Series
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES - 87.5%
John Hancock Variable Insurance Trust (G) - 87.5%
Equity - 87.5%
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	1,140,223	$20,364,379
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $19,201,352)		$20,364,379
UNAFFILIATED INVESTMENT COMPANIES - 12.5%
Exchange-Traded Funds - 12.5%
Financial Select Sector SPDR Fund	10,530	239,452
Vanguard Energy ETF	1,640	236,095
Vanguard FTSE Emerging Markets ETF	34,242	1,476,858
Vanguard Health Care ETF	2,418	269,921
Vanguard Information Technology ETF	4,782	462,850
Vanguard Materials ETF	690	77,135

Lifestyle Aggressive PS Series (continued)
	Shares or
	Principal
	Amount	Value
UNAFFILIATED INVESTMENT COMPANIES (continued)
Exchange-Traded Funds (continued)
Vanguard REIT ETF	2,047	$153,197
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $2,721,228)		$2,915,508
Total Investments (Lifestyle Aggressive PS Series)
(Cost $21,922,580) - 100.0%		$23,279,887
Other assets and liabilities, net - 0.0%		(2,633)
TOTAL NET ASSETS - 100.0%		$23,277,254

Lifestyle Balanced PS Series
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES - 100.0%
John Hancock Variable Insurance Trust (G) - 100.0%
Equity - 50.3%
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	28,393,686	$507,111,234
Fixed Income - 49.7%
Bond PS, Series NAV (John Hancock) (A)(1)	4,510,570	58,998,260
Bond Trust, Series NAV (John Hancock) (A)(1)	31,911,924	441,341,906
		1,007,451,400
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $958,458,974)		$1,007,451,400
Total Investments (Lifestyle Balanced PS Series)
(Cost $958,458,974) - 100.0%		$1,007,451,400
Other assets and liabilities, net - 0.0%		(17,423)
TOTAL NET ASSETS - 100.0%		$1,007,433,977

Lifestyle Conservative PS Series
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES - 100.0%
John Hancock Variable Insurance Trust (G) - 100.0%
Equity - 20.0%
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	2,153,410	$38,459,910
Fixed Income - 80.0%
Bond PS, Series NAV (John Hancock) (A)(1)	1,557,759	20,375,482
Bond Trust, Series NAV (John Hancock) (A)(1)	9,650,337	133,464,160
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $186,888,769)		$192,299,552
Total Investments (Lifestyle Conservative PS Series)
(Cost $186,888,769) - 100.0%		$192,299,552
Other assets and liabilities, net - 0.0%		(19,977)
TOTAL NET ASSETS - 100.0%		$192,279,575

88

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Lifestyle Growth PS Series
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES - 100.0%
John Hancock Variable Insurance Trust (G) - 100.0%
Equity - 70.0%
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	73,239,322	$1,308,054,286
Fixed Income - 30.0%
Bond PS, Series NAV (John Hancock) (A)(1)	5,665,020	74,098,467
Bond Trust, Series NAV (John Hancock) (A)(1)	35,176,878	486,496,227
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $1,764,955,317)		$1,868,648,980
Total Investments (Lifestyle Growth PS Series)
(Cost $1,764,955,317) - 100.0%		$1,868,648,980
Other assets and liabilities, net - 0.0%		(22,300)
TOTAL NET ASSETS - 100.0%		$1,868,626,680

Lifestyle Moderate PS Series
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES - 100.0%
John Hancock Variable Insurance Trust (G) - 100.0%
Equity - 40.0%
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	7,559,340	$135,009,806
Fixed Income - 60.0%
Bond PS, Series NAV (John Hancock) (A)(1)	2,159,156	28,241,758
Bond Trust, Series NAV (John Hancock) (A)(1)	12,601,081	174,272,951
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $322,793,949)		$337,524,515
Total Investments (Lifestyle Moderate PS Series)
(Cost $322,793,949) - 100.0%		$337,524,515
Other assets and liabilities, net - 0.0%		(20,350)
TOTAL NET ASSETS - 100.0%		$337,504,165

Mid Cap Index Trust
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.2%
Consumer Discretionary - 12.7%
Auto Components - 0.3%
Gentex Corp.	75,962	$2,209,735
Automobiles - 0.1%
Thor Industries, Inc.	23,390	1,330,189
Distributors - 0.5%
LKQ Corp. (I)	157,192	4,195,454
Diversified Consumer Services - 0.8%
Apollo Education Group, Inc. (I)	51,841	1,620,031
DeVry Education Group, Inc.	29,770	1,260,462
Service Corp. International	110,757	2,294,885
Sotheby’s	36,065	1,514,369
		6,689,747

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 1.5%
Bally Technologies, Inc. (I)(L)	20,399	$1,340,622
Brinker International, Inc.	33,904	1,649,430
Domino’s Pizza, Inc.	29,064	2,124,288
International Game Technology	129,151	2,054,792
International Speedway Corp., Class A	14,493	482,327
Life Time Fitness, Inc. (I)(L)	19,317	941,511
Panera Bread Company, Class A (I)	13,736	2,058,065
The Cheesecake Factory, Inc.	23,785	1,104,100
The Wendy’s Company	137,540	1,173,216
		12,928,351
Household Durables - 1.7%
Jarden Corp. (I)	62,709	3,721,779
KB Home (L)	47,292	883,415
MDC Holdings, Inc. (L)	20,307	615,099
NVR, Inc. (I)	2,110	2,427,766
Tempur Sealy International, Inc. (I)	31,633	1,888,490
Toll Brothers, Inc. (I)	83,459	3,079,637
Tupperware Brands Corp. (L)	26,312	2,202,314
		14,818,500
Internet & Catalog Retail - 0.1%
HSN, Inc.	17,449	1,033,679
Leisure Products - 0.7%
Brunswick Corp.	48,292	2,034,542
Polaris Industries, Inc.	34,281	4,464,757
		6,499,299
Media - 1.5%
AMC Networks, Inc., Class A (I)	30,926	1,901,640
Cinemark Holdings, Inc.	54,189	1,916,123
DreamWorks Animation
SKG, Inc., Class A (I)	37,495	872,134
John Wiley & Sons, Inc., Class A	24,301	1,472,398
Lamar Advertising Company, Class A	34,141	1,809,473
Live Nation Entertainment, Inc. (I)	74,451	1,838,195
Meredith Corp.	19,269	931,849
The New York Times Company, Class A	65,830	1,001,274
Time, Inc. (I)	58,778	1,423,603
		13,166,689
Multiline Retail - 0.3%
Big Lots, Inc. (I)	28,996	1,325,117
J.C. Penney Company, Inc. (I)(L)	159,196	1,440,724
		2,765,841
Specialty Retail - 3.9%
Aaron’s, Inc.	37,528	1,337,498
Abercrombie & Fitch Company, Class A	37,967	1,642,073
Advance Auto Parts, Inc.	38,033	5,131,412
American Eagle Outfitters, Inc. (L)	88,743	995,696
ANN, Inc. (I)	24,865	1,022,946
Ascena Retail Group, Inc. (I)	67,325	1,151,258
Cabela’s, Inc. (I)(L)	24,323	1,517,755
Chico’s FAS, Inc.	79,852	1,354,290
CST Brands, Inc.	39,528	1,363,716
Dick’s Sporting Goods, Inc.	51,903	2,416,604
Foot Locker, Inc.	76,520	3,881,094
Guess?, Inc.	30,858	833,166
Murphy USA, Inc. (I)	23,259	1,137,133
Office Depot, Inc. (I)	252,690	1,437,806
Rent-A-Center, Inc.	27,474	787,954
Signet Jewelers, Ltd.	41,836	4,626,643

89

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Williams-Sonoma, Inc.	45,731	$3,282,571
		33,919,615
Textiles, Apparel & Luxury Goods - 1.3%
Carter’s, Inc.	27,978	1,928,524
Deckers Outdoor Corp. (I)(L)	18,058	1,558,947
Hanesbrands, Inc.	51,878	5,106,870
Kate Spade & Company (I)	66,168	2,523,648
		11,117,989
		110,675,088
Consumer Staples - 3.4%
Food & Staples Retailing - 0.3%
SUPERVALU, Inc. (I)	102,417	841,868
United Natural Foods, Inc. (I)	25,868	1,684,007
		2,525,875
Food Products - 2.0%
Dean Foods Company (L)	49,584	872,183
Flowers Foods, Inc.	91,380	1,926,290
Hillshire Brands Company	63,886	3,980,098
Ingredion, Inc.	38,848	2,915,154
Lancaster Colony Corp.	10,146	965,493
Post Holdings, Inc. (I)	22,996	1,170,726
The Hain Celestial Group, Inc. (I)	26,007	2,307,861
The WhiteWave Foods Company, Class A (I)	90,502	2,929,550
Tootsie Roll Industries, Inc. (L)	10,833	318,924
		17,386,279
Household Products - 1.0%
Church & Dwight Company, Inc.	70,926	4,961,274
Energizer Holdings, Inc.	32,211	3,930,708
		8,891,982
Tobacco - 0.1%
Universal Corp.	12,058	667,410
		29,471,546
Energy - 5.1%
Energy Equipment & Services - 2.8%
Atwood Oceanics, Inc. (I)	30,134	1,581,432
CARBO Ceramics, Inc. (L)	10,374	1,598,841
Dresser-Rand Group, Inc. (I)	39,782	2,535,307
Dril-Quip, Inc. (I)	21,213	2,317,308
Helix Energy Solutions Group, Inc. (I)	51,463	1,353,992
Oceaneering International, Inc.	56,423	4,408,329
Oil States International, Inc. (I)	27,815	1,782,663
Patterson-UTI Energy, Inc.	75,219	2,628,152
Superior Energy Services, Inc.	81,647	2,950,723
Tidewater, Inc.	25,752	1,445,975
Unit Corp. (I)	22,850	1,572,766
		24,175,488
Oil, Gas & Consumable Fuels - 2.3%
Bill Barrett Corp. (I)(L)	25,759	689,826
Energen Corp.	37,921	3,370,418
Gulfport Energy Corp. (I)	44,447	2,791,272
HollyFrontier Corp.	103,784	4,534,323
Rosetta Resources, Inc. (I)	31,998	1,755,090
SM Energy Company	34,974	2,941,313
World Fuel Services Corp.	37,529	1,847,553
WPX Energy, Inc. (I)	105,221	2,515,834
		20,445,629
		44,621,117

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Financials - 21.5%
Banks - 4.7%
Associated Banc-Corp.	83,953	$1,517,870
BancorpSouth, Inc.	43,860	1,077,640
Bank of Hawaii Corp.	23,260	1,365,129
Cathay General Bancorp	38,608	986,820
City National Corp.	24,804	1,879,151
Commerce Bancshares, Inc.	42,514	1,976,901
East West Bancorp, Inc.	74,687	2,613,298
First Horizon National Corp.	123,397	1,463,488
First Niagara Financial Group, Inc.	184,721	1,614,462
FirstMerit Corp.	86,102	1,700,515
Frost Bankers, Inc.	27,545	2,187,624
Fulton Financial Corp.	99,950	1,238,381
Hancock Holding Company	42,913	1,515,687
International Bancshares Corp.	29,669	801,063
PacWest Bancorp	49,694	2,145,290
Prosperity Bancshares, Inc.	31,245	1,955,937
Signature Bank (I)	26,098	3,293,046
SVB Financial Group (I)	26,018	3,034,219
Synovus Financial Corp.	72,471	1,766,843
TCF Financial Corp.	86,306	1,412,829
Trustmark Corp.	35,218	869,532
Umpqua Holdings Corp.	90,763	1,626,473
Valley National Bancorp (L)	104,473	1,035,327
Webster Financial Corp.	47,178	1,487,994
WestAmerica Bancorp. (L)	13,830	723,032
		41,288,551
Capital Markets - 1.5%
Eaton Vance Corp.	62,893	2,376,726
Federated Investors, Inc., Class B (L)	49,211	1,521,604
Janus Capital Group, Inc. (L)	78,754	982,850
Raymond James Financial, Inc.	64,604	3,277,361
SEI Investments Company	74,184	2,431,010
Waddell & Reed Financial, Inc., Class A	44,248	2,769,482
		13,359,033
Consumer Finance - 0.2%
SLM Corp.	221,327	1,839,227
Diversified Financial Services - 0.6%
CBOE Holdings, Inc.	45,104	2,219,568
MSCI, Inc. (I)	60,831	2,789,101
		5,008,669
Insurance - 4.6%
Alleghany Corp. (I)	8,605	3,770,023
American Financial Group, Inc.	37,365	2,225,459
Arthur J. Gallagher & Company	82,031	3,822,645
Aspen Insurance Holdings, Ltd.	34,080	1,547,914
Brown & Brown, Inc.	62,206	1,910,346
Everest Re Group, Ltd.	24,073	3,863,476
First American Financial Corp.	55,366	1,538,621
HCC Insurance Holdings, Inc.	52,040	2,546,838
Kemper Corp.	26,606	980,697
Mercury General Corp.	18,838	886,140
Old Republic International Corp.	126,357	2,089,945
Primerica, Inc.	28,674	1,372,051
Protective Life Corp.	41,007	2,843,015
Reinsurance Group of America, Inc.	35,997	2,840,163
RenaissanceRe Holdings, Ltd. (L)	21,205	2,268,935
StanCorp Financial Group, Inc.	22,848	1,462,272
The Hanover Insurance Group, Inc.	22,915	1,447,082

90

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
W.R. Berkley Corp.	54,305	$2,514,865
		39,930,487
Real Estate Investment Trusts - 8.8%
Alexandria Real Estate Equities, Inc.	37,372	2,901,562
American Campus Communities, Inc.	54,673	2,090,696
BioMed Realty Trust, Inc.	100,469	2,193,238
Camden Property Trust	44,562	3,170,586
Corporate Office Properties Trust	45,704	1,271,028
Corrections Corp. of America	60,466	1,986,308
Duke Realty Corp.	172,996	3,141,607
Equity One, Inc.	32,864	775,262
Extra Space Storage, Inc.	57,374	3,055,166
Federal Realty Investment Trust	35,201	4,256,505
Highwoods Properties, Inc.	46,914	1,968,042
Home Properties, Inc.	29,766	1,903,833
Hospitality Properties Trust	78,048	2,372,659
Kilroy Realty Corp.	42,838	2,667,951
LaSalle Hotel Properties	57,547	2,030,834
Liberty Property Trust	77,595	2,943,178
Mack-Cali Realty Corp.	46,236	993,149
Mid-America Apartment Communities, Inc.	39,104	2,856,547
National Retail Properties, Inc.	64,788	2,409,466
Omega Healthcare Investors, Inc.	65,996	2,432,613
Potlatch Corp.	21,051	871,511
Rayonier, Inc.	65,955	2,344,700
Realty Income Corp.	115,622	5,135,929
Regency Centers Corp.	48,158	2,681,437
Senior Housing Properties Trust	106,138	2,578,092
SL Green Realty Corp.	49,961	5,466,233
Taubman Centers, Inc.	32,888	2,493,239
UDR, Inc.	131,163	3,755,197
Washington Prime Group, Inc. (I)	81,107	1,519,945
Weingarten Realty Investors	58,543	1,922,552
		76,189,065
Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	22,355	926,615
Jones Lang LaSalle, Inc.	23,214	2,934,017
		3,860,632
Thrifts & Mortgage Finance - 0.6%
Astoria Financial Corp.	43,645	587,025
New York Community Bancorp, Inc. (L)	230,615	3,685,228
Washington Federal, Inc.	53,465	1,199,220
		5,471,473
		186,947,137
Health Care - 9.3%
Biotechnology - 0.5%
Cubist Pharmaceuticals, Inc. (I)	39,629	2,766,897
United Therapeutics Corp. (I)	22,997	2,035,005
		4,801,902
Health Care Equipment & Supplies - 2.9%
Align Technology, Inc. (I)	37,392	2,095,448
Hill-Rom Holdings, Inc.	29,954	1,243,391
Hologic, Inc. (I)	144,770	3,669,920
IDEXX Laboratories, Inc. (I)	26,886	3,591,163
ResMed, Inc. (L)	73,176	3,704,901
Sirona Dental Systems, Inc. (I)(L)	28,817	2,376,250
STERIS Corp.	30,750	1,644,510
Teleflex, Inc.	21,484	2,268,710
The Cooper Companies, Inc.	24,949	3,381,338

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Thoratec Corp. (I)	29,589	$1,031,473
		25,007,104
Health Care Providers & Services - 3.1%
Community Health Systems, Inc. (I)	60,186	2,730,639
Health Net, Inc. (I)	41,725	1,733,257
Henry Schein, Inc. (I)	44,588	5,291,258
LifePoint Hospitals, Inc. (I)	23,220	1,441,962
MEDNAX, Inc. (I)	51,856	3,015,426
Omnicare, Inc.	52,037	3,464,103
Owens & Minor, Inc.	33,015	1,121,850
Universal Health Services, Inc., Class B	46,801	4,481,664
VCA Antech, Inc. (I)	46,094	1,617,438
WellCare Health Plans, Inc. (I)	22,830	1,704,488
		26,602,085
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (I)	83,123	1,334,124
HMS Holdings Corp. (I)	45,448	927,594
		2,261,718
Life Sciences Tools & Services - 1.2%
Bio-Rad Laboratories, Inc., Class A (I)	10,495	1,256,356
Charles River
Laboratories International, Inc. (I)	25,633	1,371,878
Covance, Inc. (I)	30,022	2,569,283
Mettler-Toledo International, Inc. (I)	15,327	3,880,490
Techne Corp.	17,325	1,603,775
		10,681,782
Pharmaceuticals - 1.3%
Endo International PLC (I)	73,148	5,121,823
Mallinckrodt PLC (I)(L)	30,341	2,427,887
Salix Pharmaceuticals, Ltd. (I)	33,036	4,074,991
		11,624,701
		80,979,292
Industrials - 16.6%
Aerospace & Defense - 1.7%
Alliant Techsystems, Inc.	16,599	2,222,938
B/E Aerospace, Inc. (I)	51,530	4,766,010
Esterline Technologies Corp. (I)	16,594	1,910,301
Exelis, Inc.	98,835	1,678,218
Huntington Ingalls Industries, Inc.	25,847	2,444,868
Triumph Group, Inc.	27,369	1,910,904
		14,933,239
Airlines - 0.5%
Alaska Air Group, Inc.	35,819	3,404,596
JetBlue Airways Corp. (I)(L)	118,737	1,288,296
		4,692,892
Building Products - 0.9%
AO Smith Corp.	39,982	1,982,308
Fortune Brands Home & Security, Inc.	86,324	3,446,917
Lennox International, Inc.	23,484	2,103,462
		7,532,687
Commercial Services & Supplies - 1.8%
Civeo Corp. (I)	55,630	1,392,419
Clean Harbors, Inc. (I)	28,823	1,851,878
Copart, Inc. (I)	58,415	2,100,603
Deluxe Corp.	26,228	1,536,436
Herman Miller, Inc.	30,918	934,960
HNI Corp.	23,503	919,202

91

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
MSA Safety, Inc.	16,567	$952,271
R.R. Donnelley & Sons Company	105,777	1,793,978
Rollins, Inc.	33,608	1,008,240
Waste Connections, Inc.	64,449	3,128,999
		15,618,986
Construction & Engineering - 0.7%
AECOM Technology Corp. (I)	51,703	1,664,837
Granite Construction, Inc.	18,779	675,668
KBR, Inc.	77,300	1,843,605
URS Corp.	36,207	1,660,091
		5,844,201
Electrical Equipment - 1.0%
Acuity Brands, Inc.	22,465	3,105,786
Hubbell, Inc., Class B	28,113	3,462,116
Regal-Beloit Corp.	23,526	1,848,203
		8,416,105
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	33,691	2,918,314
Machinery - 5.4%
AGCO Corp.	45,463	2,555,927
CLARCOR, Inc.	26,292	1,626,160
Crane Company	25,529	1,898,336
Donaldson Company, Inc.	68,656	2,905,522
Graco, Inc.	31,693	2,474,589
Harsco Corp.	41,893	1,115,611
IDEX Corp.	42,241	3,410,538
ITT Corp.	47,676	2,293,216
Kennametal, Inc.	41,005	1,897,711
Lincoln Electric Holdings, Inc.	42,257	2,952,919
Nordson Corp.	31,039	2,489,017
Oshkosh Corp.	44,661	2,480,025
SPX Corp.	22,898	2,477,793
Terex Corp.	57,660	2,369,826
Timken Company	40,017	2,714,753
Trinity Industries, Inc. (L)	80,826	3,533,713
Valmont Industries, Inc. (L)	13,995	2,126,540
Wabtec Corp.	50,632	4,181,697
Woodward, Inc.	31,207	1,565,967
		47,069,860
Marine - 0.4%
Kirby Corp. (I)	29,665	3,474,958
Professional Services - 1.0%
FTI Consulting, Inc. (I)	21,208	802,087
ManpowerGroup, Inc.	41,493	3,520,681
The Corporate Executive Board Company	17,561	1,198,011
Towers Watson & Company, Class A	33,455	3,487,015
		9,007,794
Road & Rail - 1.4%
Con-way, Inc.	29,749	1,499,647
Genesee & Wyoming, Inc., Class A (I)	26,550	2,787,750
J.B. Hunt Transport Services, Inc.	47,743	3,522,479
Landstar System, Inc.	23,744	1,519,616
Old Dominion Freight Line, Inc. (I)	36,391	2,317,379
Werner Enterprises, Inc.	24,052	637,619
		12,284,490
Trading Companies & Distributors - 1.5%
GATX Corp.	23,994	1,606,158
MSC Industrial Direct Company, Inc., Class A	24,624	2,355,039
NOW, Inc. (I)	56,287	2,038,152

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
United Rentals, Inc. (I)	50,801	$5,320,389
Watsco, Inc.	14,162	1,455,287
		12,775,025
		144,568,551
Information Technology - 16.0%
Communications Equipment - 1.2%
ADTRAN, Inc.	29,549	666,625
ARRIS Group, Inc. (I)	62,286	2,026,164
Ciena Corp. (L)(I)	54,796	1,186,881
InterDigital, Inc.	21,106	1,008,867
JDS Uniphase Corp. (I)	121,802	1,518,871
Plantronics, Inc.	22,422	1,077,377
Polycom, Inc. (I)	71,402	894,667
Riverbed Technology, Inc. (I)	83,456	1,721,697
		10,101,149
Electronic Equipment, Instruments & Components - 3.0%
Arrow Electronics, Inc. (I)	52,124	3,148,811
Avnet, Inc.	72,130	3,196,080
Belden, Inc.	22,933	1,792,443
FEI Company	22,035	1,999,236
Ingram Micro, Inc., Class A (I)	80,618	2,354,852
Itron, Inc. (I)	20,333	824,503
Knowles Corp. (I)	44,342	1,363,073
National Instruments Corp.	51,271	1,660,668
Tech Data Corp. (I)	19,855	1,241,335
Trimble Navigation, Ltd.	136,640	5,048,848
Vishay Intertechnology, Inc.	70,755	1,095,995
Zebra Technologies Corp., Class A (I)	26,271	2,162,629
		25,888,473
Internet Software & Services - 1.1%
AOL, Inc. (I)	41,442	1,648,977
Conversant, Inc. (L)(I)	33,033	839,038
Equinix, Inc.	26,010	5,464,441
Rackspace Hosting, Inc.	60,666	2,042,018
		9,994,474
IT Services - 2.7%
Acxiom Corp. (I)	39,840	864,130
Broadridge Financial Solutions, Inc.	63,340	2,637,478
Convergys Corp.	52,438	1,124,271
CoreLogic, Inc. (I)	47,621	1,445,774
DST Systems, Inc.	18,211	1,678,508
Gartner, Inc. (I)	47,090	3,320,787
Global Payments, Inc.	37,513	2,732,822
Jack Henry & Associates, Inc.	43,880	2,607,788
Leidos Holdings, Inc.	33,161	1,271,393
NeuStar, Inc., Class A (L)(I)	31,931	830,845
Science Applications International Corp.	21,639	955,578
VeriFone Systems, Inc. (I)	57,954	2,129,810
WEX, Inc. (I)	20,288	2,129,631
		23,728,815
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Micro Devices, Inc. (L)(I)	337,659	1,414,791
Atmel Corp.	222,123	2,081,293
Cree, Inc. (L)(I)	63,420	3,167,829
Cypress Semiconductor Corp. (L)(I)	77,864	849,496
Fairchild Semiconductor International, Inc. (I)	65,040	1,014,624
Integrated Device Technology, Inc. (I)	70,984	1,097,413
International Rectifier Corp. (I)	37,229	1,038,689
Intersil Corp., Class A	66,936	1,000,693

92

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
RF Micro Devices, Inc. (L)(I)	152,011	$1,457,785
Semtech Corp. (I)	35,651	932,274
Silicon Laboratories, Inc. (I)	20,606	1,014,846
Skyworks Solutions, Inc.	98,523	4,626,640
SunEdison, Inc. (I)	128,195	2,897,207
Teradyne, Inc. (L)	101,167	1,982,873
		24,576,453
Software - 4.1%
ACI Worldwide, Inc. (I)	20,019	1,117,661
Advent Software, Inc.	21,203	690,582
ANSYS, Inc. (I)	48,261	3,659,149
Cadence Design Systems, Inc. (I)	150,787	2,637,265
CommVault Systems, Inc. (I)	23,284	1,144,874
Compuware Corp.	113,797	1,136,832
Concur Technologies, Inc. (L)(I)	24,812	2,315,952
FactSet Research Systems, Inc. (L)	20,744	2,495,088
Fair Isaac Corp.	18,218	1,161,580
Fortinet, Inc. (I)	71,356	1,793,176
Informatica Corp. (I)	56,959	2,030,588
Mentor Graphics Corp.	50,953	1,099,056
MICROS Systems, Inc. (I)	39,251	2,665,143
PTC, Inc. (I)	61,841	2,399,431
Rovi Corp. (I)	49,508	1,186,212
SolarWinds, Inc.	34,139	1,319,814
Solera Holdings, Inc.	35,971	2,415,453
Synopsys, Inc. (I)	80,393	3,120,856
TIBCO Software, Inc. (I)	79,600	1,605,532
		35,994,244
Technology Hardware, Storage & Peripherals - 1.1%
3D Systems Corp. (L)(I)	53,372	3,191,646
Diebold, Inc.	33,534	1,347,061
Lexmark International, Inc., Class A	32,997	1,589,136
NCR Corp. (I)	88,225	3,095,815
		9,223,658
		139,507,266
Materials - 7.4%
Chemicals - 3.1%
Albemarle Corp.	41,461	2,964,462
Ashland, Inc.	37,744	4,104,283
Cabot Corp.	31,226	1,810,796
Cytec Industries, Inc.	18,609	1,961,761
Minerals Technologies, Inc.	18,018	1,181,620
NewMarket Corp.	5,832	2,286,786
Olin Corp.	41,325	1,112,469
PolyOne Corp.	48,757	2,054,620
Rayonier Advanced Materials, Inc. (I)	21,985	851,918
RPM International, Inc.	69,450	3,207,201
Sensient Technologies Corp.	26,172	1,458,304
The Scotts Miracle-Gro Company, Class A	22,977	1,306,472
Valspar Corp.	40,481	3,084,247
		27,384,939
Construction Materials - 0.7%
Eagle Materials, Inc.	26,072	2,458,068
Martin Marietta Materials, Inc. (L)	24,084	3,180,292
		5,638,360
Containers & Packaging - 1.6%
AptarGroup, Inc.	34,201	2,291,809
Greif, Inc., Class A	15,974	871,541
Packaging Corp. of America	51,211	3,661,074

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Containers & Packaging (continued)
Rock-Tenn Company, Class A	37,413	$3,950,439
Silgan Holdings, Inc.	22,893	1,163,422
Sonoco Products Company	53,314	2,342,084
		14,280,369
Metals & Mining - 1.7%
Carpenter Technology Corp.	27,683	1,750,950
Cliffs Natural Resources, Inc. (L)	79,216	1,192,201
Commercial Metals Company	61,218	1,059,684
Compass Minerals International, Inc.	17,486	1,674,110
Reliance Steel & Aluminum Company	40,467	2,982,823
Royal Gold, Inc.	33,964	2,585,340
Steel Dynamics, Inc.	116,355	2,088,572
Worthington Industries, Inc.	27,512	1,184,116
		14,517,796
Paper & Forest Products - 0.3%
Domtar Corp.	33,924	1,453,643
Louisiana-Pacific Corp. (I)	73,773	1,108,070
		2,561,713
		64,383,177
Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.3%
tw telecom, Inc. (I)	72,086	2,905,787
Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	51,639	1,348,294
		4,254,081
Utilities - 4.7%
Electric Utilities - 1.7%
Cleco Corp.	31,562	1,860,580
Great Plains Energy, Inc.	80,234	2,155,888
Hawaiian Electric Industries, Inc. (L)	52,860	1,338,415
IDACORP, Inc.	26,239	1,517,401
OGE Energy Corp.	103,562	4,047,203
PNM Resources, Inc.	41,676	1,222,357
Westar Energy, Inc. (L)	67,142	2,564,153
		14,705,997
Gas Utilities - 1.5%
Atmos Energy Corp.	52,210	2,788,014
National Fuel Gas Company	44,231	3,463,287
ONE Gas, Inc.	27,077	1,022,157
Questar Corp.	91,263	2,263,322
UGI Corp.	59,838	3,021,819
WGL Holdings, Inc.	27,079	1,167,105
		13,725,704
Multi-Utilities - 1.2%
Alliant Energy Corp.	57,831	3,519,595
Black Hills Corp.	23,246	1,427,072
MDU Resources Group, Inc.	100,319	3,521,197
Vectren Corp.	42,988	1,826,990
		10,294,854
Water Utilities - 0.3%
Aqua America, Inc.	92,182	2,417,012
		41,143,567
TOTAL COMMON STOCKS (Cost $503,190,507)		$846,550,822

93

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL - 6.5%
John Hancock Collateral
Investment Trust, 0.0995% (W)(Y)	5,622,572	56,267,327
TOTAL SECURITIES LENDING
COLLATERAL (Cost $56,266,214)		$56,267,327
SHORT-TERM INVESTMENTS - 1.7%
Repurchase Agreement - 1.7%
Repurchase Agreement with State Street Corp.
dated 06/30/2014 at 0.000% to be
repurchased at $15,135,000 on 7/01/2014,
collateralized by $15,305,000 U.S. Treasury
Bonds, 3.375% due 05/15/2044 (valued at
$15,438,919, including interest)	$15,135,000	$15,135,000
TOTAL SHORT-TERM INVESTMENTS (Cost $15,135,000)		$15,135,000
RIGHTS - 0.0%
Health Care - 0.0%
Community Health Systems, Inc. (Expiration
Date: 01/27/2016) (I)(N)	137,366	$9,190
TOTAL RIGHTS (Cost $8,929)		$9,190
Total Investments (Mid Cap Index Trust)
(Cost $574,600,650) - 105.4%		$917,962,339
Other assets and liabilities, net - (5.4%)		(46,732,025)
TOTAL NET ASSETS - 100.0%		$871,230,314

Mid Cap Stock Trust
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 94.7%
Consumer Discretionary - 20.5%
Auto Components - 0.7%
Tenneco, Inc. (I)	94,554	$6,212,200
Hotels, Restaurants & Leisure - 7.9%
Bloomin’ Brands, Inc. (I)	478,612	10,735,267
Buffalo Wild Wings, Inc. (I)	55,179	9,143,712
Diamond Resorts International, Inc. (I)	344,140	8,008,138
Melco Crown Entertainment, Ltd., ADR	266,337	9,510,894
Panera Bread Company, Class A (I)	90,431	13,549,277
Starwood Hotels & Resorts Worldwide, Inc.	157,674	12,743,213
Wyndham Worldwide Corp.	122,045	9,241,247
		72,931,748
Household Durables - 3.8%
Harman International Industries, Inc.	100,279	10,772,973
Lennar Corp., Class A	218,941	9,191,143
Taylor Morrison Home Corp., Class A (I)	9,657	216,510
Whirlpool Corp.	105,365	14,668,915
		34,849,541
Internet & Catalog Retail - 2.7%
Netflix, Inc. (I)	41,852	18,439,991
TripAdvisor, Inc. (I)	64,368	6,994,227
		25,434,218
Media - 1.7%
DreamWorks Animation
SKG, Inc., Class A (I)(L)	283,031	6,583,301

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
IMAX Corp. (I)(L)	323,146	$9,203,198
		15,786,499
Specialty Retail - 1.9%
Ross Stores, Inc.	114,673	7,583,325
Signet Jewelers, Ltd.	86,499	9,565,924
		17,149,249
Textiles, Apparel & Luxury Goods - 1.8%
Samsonite International SA	3,143,380	10,361,836
Vince Holding Corp. (I)	175,500	6,426,810
		16,788,646
		189,152,101
Consumer Staples - 6.6%
Food & Staples Retailing - 2.5%
Sprouts Farmers Market, Inc. (I)(L)	212,746	6,961,049
Whole Foods Market, Inc.	428,213	16,541,868
		23,502,917
Food Products - 2.5%
Keurig Green Mountain, Inc. (L)	112,385	14,004,295
The WhiteWave Foods Company, Class A (I)	269,255	8,715,784
		22,720,079
Household Products - 1.0%
Spectrum Brands Holdings, Inc.	105,048	9,037,279
Personal Products - 0.6%
Coty, Inc., Class A (L)	303,439	5,197,910
		60,458,185
Energy - 4.4%
Oil, Gas & Consumable Fuels - 4.4%
Diamondback Energy, Inc. (I)	139,019	12,344,887
Energen Corp.	143,703	12,772,323
Pioneer Natural Resources Company	67,666	15,550,323
		40,667,533
		40,667,533
Financials - 5.3%
Capital Markets - 1.1%
Julius Baer Group, Ltd. (I)	242,405	9,986,917
Diversified Financial Services - 0.4%
Nomad Holdings, Ltd. (I)	384,000	4,003,200
Insurance - 1.9%
Assured Guaranty, Ltd.	345,737	8,470,557
XL Group PLC	277,606	9,086,044
		17,556,601
Real Estate Investment Trusts - 0.8%
Crown Castle International Corp.	94,124	6,989,648
Real Estate Management & Development - 1.1%
CBRE Group, Inc., Class A (I)	307,295	9,845,732
		48,382,098
Health Care - 14.7%
Biotechnology - 2.4%
Alnylam Pharmaceuticals, Inc. (I)	42,754	2,700,770
Cubist Pharmaceuticals, Inc. (I)	53,189	3,713,656
Incyte Corp., Ltd. (I)	85,822	4,843,794
NPS Pharmaceuticals, Inc. (I)	117,753	3,891,737
Regeneron Pharmaceuticals, Inc. (I)	25,083	7,085,195
		22,235,152

94

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 4.1%
DexCom, Inc. (I)	383,381	$15,204,890
HeartWare International, Inc. (I)	123,512	10,930,812
Insulet Corp. (I)	299,231	11,870,494
		38,006,196
Health Care Providers & Services - 2.3%
Envision Healthcare Holdings, Inc. (I)	303,013	10,881,197
Team Health Holdings, Inc. (I)	212,562	10,615,346
		21,496,543
Health Care Technology - 0.1%
Veeva Systems, Inc., Class A (I)	23,100	587,895
Life Sciences Tools & Services - 1.1%
Covance, Inc. (I)	114,459	9,795,401
Pharmaceuticals - 4.7%
Actavis PLC (I)(L)	43,337	9,666,318
Forest Laboratories, Inc. (I)	97,578	9,660,222
Ono Pharmaceutical Company, Ltd.	148,370	13,035,677
Salix Pharmaceuticals, Ltd. (I)	90,026	11,104,707
		43,466,924
		135,588,111
Industrials - 18.2%
Aerospace & Defense - 2.4%
DigitalGlobe, Inc. (I)	425,276	11,822,673
Textron, Inc.	277,445	10,623,369
		22,446,042
Airlines - 0.9%
Spirit Airlines, Inc. (I)	132,690	8,391,316
Building Products - 2.0%
Armstrong World Industries, Inc. (I)	200,930	11,539,410
Owens Corning	166,771	6,450,702
		17,990,112
Commercial Services & Supplies - 1.4%
Clean Harbors, Inc. (I)	201,541	12,949,009
Construction & Engineering - 1.1%
AECOM Technology Corp. (I)	312,757	10,070,775
Electrical Equipment - 1.4%
Acuity Brands, Inc.	91,421	12,638,953
Machinery - 0.9%
Pall Corp.	99,328	8,481,618
Professional Services - 4.2%
IHS, Inc., Class A (I)	127,863	17,347,173
ManpowerGroup, Inc.	139,476	11,834,539
Nielsen Holdings NV	190,684	9,231,012
		38,412,724
Road & Rail - 1.5%
Landstar System, Inc.	107,138	6,856,832
Swift Transportation Company (I)	293,130	7,395,670
		14,252,502
Trading Companies & Distributors - 2.4%
HD Supply Holdings, Inc. (I)	478,174	13,575,360
WESCO International, Inc. (I)(L)	94,975	8,203,941
		21,779,301
		167,412,352

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Information Technology - 22.6%
Communications Equipment - 3.4%
F5 Networks, Inc. (I)	120,505	$13,429,077
Palo Alto Networks, Inc. (I)	114,994	9,642,247
Ubiquiti Networks, Inc. (I)(L)	184,853	8,353,507
		31,424,831
Electronic Equipment, Instruments & Components - 1.1%
Cognex Corp.	254,706	9,780,710
Internet Software & Services - 4.2%
Akamai Technologies, Inc. (I)	200,740	12,257,184
CoStar Group, Inc. (I)	49,392	7,812,333
Shutterstock, Inc. (I)(L)	115,122	9,552,824
Yelp, Inc. (I)(L)	121,875	9,345,375
		38,967,716
IT Services - 0.4%
Acxiom Corp. (I)	150,144	3,256,623
Semiconductors & Semiconductor Equipment - 3.4%
First Solar, Inc. (I)	94,616	6,723,413
NXP Semiconductor NV (I)	270,408	17,895,601
SunEdison, Inc. (I)	314,088	7,098,389
		31,717,403
Software - 9.0%
Activision Blizzard, Inc.	567,125	12,646,889
Autodesk, Inc. (I)	304,465	17,165,737
Cadence Design Systems, Inc. (I)	652,920	11,419,571
Concur Technologies, Inc. (I)(L)	155,508	14,515,117
FleetMatics Group PLC (I)(L)	237,935	7,694,818
ServiceNow, Inc. (I)	25,100	1,555,196
Solera Holdings, Inc.	136,365	9,156,910
Tableau Software, Inc., Class A (I)	31,572	2,252,031
Tyler Technologies, Inc. (I)	71,700	6,539,757
		82,946,026
Technology Hardware, Storage & Peripherals - 1.1%
SanDisk Corp.	100,443	10,489,262
		208,582,571
Materials - 2.4%
Chemicals - 1.4%
Platform Specialty Products Corp. (I)	454,714	12,745,633
Construction Materials - 1.0%
Eagle Materials, Inc.	97,230	9,166,844
		21,912,477
TOTAL COMMON STOCKS (Cost $724,421,216)		$872,155,428
PREFERRED SECURITIES - 3.2%
Information Technology - 3.2%
Apigee Corp., Series H (I)(R)	1,073,547	3,124,020
Datalogix Holdings, Inc. (I)(R)	357,446	3,681,694
DocuSign, Inc. (I)(R)	6,185	81,224
DocuSign, Inc., Series B1 (I)(R)	1,853	24,334
DocuSign, Inc., Series D (I)(R)	4,445	58,374
DocuSign, Inc., Series E (I)(R)	114,951	1,509,583
Essence Group Holdings Corp. (I)(R)	1,459,559	2,308,001
New Relic, Inc., Series F (I)(R)	50,744	1,468,227
One Kings Lane, Inc. (I)(R)	302,694	4,666,633
Pure Storage, Inc., Series F (I)(R)	211,388	3,324,267
Uber Technologies, Inc. (I)	146,126	9,067,440
		29,313,797
TOTAL PREFERRED SECURITIES (Cost $29,313,799)		$29,313,797

95

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value
WARRANTS - 0.0%
Nomad Holdings, Ltd. (Expiration Date:
04/10/2017; Strike Price: $11.50) (I)	384,000	174,240
TOTAL WARRANTS (Cost $3,840)		$174,240
SECURITIES LENDING COLLATERAL - 6.8%
John Hancock Collateral
Investment Trust, 0.0995% (W)(Y)	6,310,581	63,152,511
TOTAL SECURITIES LENDING
COLLATERAL (Cost $63,151,718)		$63,152,511
SHORT-TERM INVESTMENTS - 2.3%
Repurchase Agreement - 2.3%
Deutsche Bank Tri-Party Repurchase
Agreement dated 06/30/2014 at 0.100% to
be repurchased at $20,900,058 on
07/01/2014, collateralized by $19,425,067
Government National Mortgage Association,
4.500% due 07/20/2041 (valued at
$21,318,000, including interest)	$20,900,000	$20,900,000
TOTAL SHORT-TERM INVESTMENTS (Cost $20,900,000)		$20,900,000
Total Investments (Mid Cap Stock Trust)
(Cost $837,790,573) - 107.0%		$985,695,976
Other assets and liabilities, net - (7.0%)		(64,723,029)
TOTAL NET ASSETS - 100.0%		$920,972,947

Mid Value Trust
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 94.7%
Consumer Discretionary - 10.4%
Auto Components - 0.8%
Visteon Corp. (I)	80,200	$7,780,202
Diversified Consumer Services - 1.4%
Graham Holdings Company, Class B	8,400	6,032,124
Houghton Mifflin Harcourt Company (I)	131,000	2,509,960
Strayer Education, Inc. (I)(L)	101,505	5,330,028
		13,872,112
Leisure Products - 1.3%
Hasbro, Inc.	48,900	2,594,145
Mattel, Inc.	202,600	7,895,322
Sankyo Company, Ltd.	52,100	2,004,137
		12,493,604
Media - 3.3%
Cablevision Systems Corp., Class A (L)	599,700	10,584,705
Charter Communications, Inc., Class A (I)	16,300	2,581,594
DreamWorks Animation
SKG, Inc., Class A (I)(L)	120,700	2,807,482
News Corp., Class A (I)	472,200	8,471,268
Scholastic Corp.	122,724	4,183,661
Tribune Company (I)	34,400	2,925,720
		31,554,430
Multiline Retail - 1.1%
Kohl’s Corp.	195,200	10,283,136
Specialty Retail - 1.9%
Abercrombie & Fitch Company, Class A	162,500	7,028,125

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
American Eagle Outfitters, Inc. (L)	139,200	$1,561,824
CarMax, Inc. (I)	76,700	3,989,167
The Gap, Inc.	148,900	6,189,773
		18,768,889
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	179,400	6,133,686
		100,886,059
Consumer Staples - 8.0%
Food & Staples Retailing - 2.6%
Sysco Corp.	400,300	14,991,235
The Kroger Company	203,700	10,068,891
		25,060,126
Food Products - 4.0%
Archer-Daniels-Midland Company	250,600	11,053,966
Bunge, Ltd.	174,600	13,206,744
Dean Foods Company	83,300	1,465,247
Flowers Foods, Inc.	320,300	6,751,924
McCormick & Company, Inc.	69,500	4,975,505
Tootsie Roll Industries, Inc. (L)	28,881	850,257
		38,303,643
Household Products - 0.4%
The Clorox Company (L)	45,100	4,122,140
Personal Products - 1.0%
Avon Products, Inc.	669,800	9,785,778
		77,271,687
Energy - 9.8%
Energy Equipment & Services - 2.2%
Exterran Holdings, Inc.	451,722	20,322,973
SEACOR Holdings, Inc. (I)	18,100	1,488,725
		21,811,698
Oil, Gas & Consumable Fuels - 7.6%
Cameco Corp. (L)	498,300	9,771,663
CONSOL Energy, Inc.	282,547	13,016,940
Forest Oil Corp. (I)	305,200	695,856
Hess Corp.	159,600	15,782,844
PBF Energy, Inc., Class A	106,707	2,843,742
Talisman Energy, Inc.	1,377,200	14,558,658
WPX Energy, Inc. (I)	695,500	16,629,405
		73,299,108
		95,110,806
Financials - 25.6%
Banks - 5.2%
CIT Group, Inc.	363,300	16,624,608
Commerce Bancshares, Inc.	76,196	3,543,114
First Horizon National Corp.	918,249	10,890,433
First Niagara Financial Group, Inc.	557,300	4,870,802
SunTrust Banks, Inc.	199,900	8,007,994
WestAmerica Bancorp. (L)	124,300	6,498,404
		50,435,355
Capital Markets - 7.2%
E*TRADE Financial Corp. (I)	687,944	14,625,689
Lazard, Ltd., Class A	428,700	22,103,772
Legg Mason, Inc.	221,600	11,370,296
Northern Trust Corp.	330,600	21,227,826
		69,327,583

96

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer Finance - 0.6%
Ally Financial, Inc. (I)	117,490	$2,776,768
Ally Financial, Inc. (I)(L)	114,970	2,748,933
		5,525,701
Diversified Financial Services - 0.6%
Groupe Bruxelles Lambert SA	11,167	1,160,625
PHH Corp. (I)	202,300	4,648,854
		5,809,479
Insurance - 8.0%
CNA Financial Corp.	236,300	9,551,246
Enstar Group, Ltd. (I)	10,538	1,588,393
Fidelity National Financial, Inc., Class A	295,416	9,677,828
First American Financial Corp.	420,000	11,671,800
FNFV Group (I)	23,078	403,865
Kemper Corp.	189,754	6,994,332
Loews Corp.	67,600	2,975,076
Marsh & McLennan Companies, Inc.	305,500	15,831,010
OneBeacon Insurance Group, Ltd., Class A	86,835	1,349,416
The Progressive Corp.	227,000	5,756,720
White Mountains Insurance Group, Ltd.	19,300	11,742,892
		77,542,578
Real Estate Investment Trusts - 2.9%
AvalonBay Communities, Inc.	23,200	3,298,808
Rayonier, Inc.	138,600	4,927,230
Vornado Realty Trust	29,100	3,105,843
Washington Real Estate Investment Trust	153,200	3,980,136
Weingarten Realty Investors	90,700	2,978,588
Weyerhaeuser Company	308,636	10,212,765
		28,503,370
Real Estate Management & Development - 0.5%
The St. Joe Company (I)(L)	185,317	4,712,611
Thrifts & Mortgage Finance - 0.6%
Capitol Federal Financial, Inc.	496,498	6,037,416
		247,894,093
Health Care - 8.7%
Health Care Equipment & Supplies - 0.9%
Hologic, Inc. (I)	338,800	8,588,580
Health Care Providers & Services - 3.8%
HealthSouth Corp.	178,470	6,401,719
Humana, Inc.	41,300	5,274,836
Kindred Healthcare, Inc.	131,700	3,042,270
Quest Diagnostics, Inc. (L)	136,200	7,993,578
Select Medical Holdings Corp.	578,988	9,032,213
Tenet Healthcare Corp. (I)	112,600	5,285,444
		37,030,060
Pharmaceuticals - 4.0%
Forest Laboratories, Inc. (I)	35,400	3,504,600
Hospira, Inc. (I)	402,000	20,650,740
Mallinckrodt PLC (I)(L)	68,800	5,505,376
Zoetis, Inc.	264,600	8,538,642
		38,199,358
		83,817,998
Industrials - 9.6%
Aerospace & Defense - 2.3%
Textron, Inc.	590,100	22,594,928
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc. (L)	221,700	14,142,243

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Airlines - 2.0%
Southwest Airlines Company	709,300	$19,051,798
Commercial Services & Supplies - 1.1%
Cintas Corp.	173,900	11,049,606
The ADT Corp. (L)	5,100	178,194
		11,227,800
Machinery - 1.5%
Harsco Corp.	243,500	6,484,405
Ingersoll-Rand PLC	49,100	3,069,241
Xylem, Inc.	135,600	5,299,248
		14,852,894
Professional Services - 1.2%
ManpowerGroup, Inc.	133,100	11,293,535
		93,163,198
Information Technology - 5.0%
Communications Equipment - 0.5%
ADTRAN, Inc.	204,400	4,611,264
Electronic Equipment, Instruments & Components - 0.3%
AVX Corp.	175,200	2,326,656
Dolby Laboratories, Inc., Class A (I)(L)	21,100	911,520
		3,238,176
IT Services - 0.4%
CoreLogic, Inc. (I)	117,400	3,564,264
Semiconductors & Semiconductor Equipment - 3.7%
Applied Materials, Inc.	708,500	15,976,675
ASML Holding NV (L)	31,323	2,921,496
Broadcom Corp., Class A	375,400	13,934,848
ON Semiconductor Corp. (I)	316,900	2,896,466
		35,729,485
Software - 0.1%
FactSet Research Systems, Inc. (L)	9,000	1,082,520
		48,225,709
Materials - 7.9%
Chemicals - 1.9%
Celanese Corp., Series A	47,400	3,046,872
International Flavors & Fragrances, Inc.	67,400	7,028,472
Rayonier Advanced Materials, Inc. (I)	1	24
The Scotts Miracle-Gro Company, Class A	144,700	8,227,642
		18,303,010
Construction Materials - 1.3%
Vulcan Materials Company	191,007	12,176,696
Containers & Packaging - 2.1%
MeadWestvaco Corp.	213,800	9,462,788
Packaging Corp. of America	156,800	11,209,632
		20,672,420
Metals & Mining - 2.3%
Alcoa, Inc.	153,903	2,291,616
Franco-Nevada Corp. (L)	142,600	8,185,418
Lonmin PLC (I)	495,661	2,012,118
Newmont Mining Corp.	396,200	10,079,328
		22,568,480
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp. (I)	216,600	3,253,332
		76,973,938

97

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Telecommunication Services - 0.7%
Wireless Telecommunication Services - 0.7%
Telephone & Data Systems, Inc.	263,836	$6,888,758
Utilities - 9.0%
Electric Utilities - 3.9%
American Electric Power Company, Inc.	142,500	7,947,225
Duke Energy Corp.	32,933	2,443,299
FirstEnergy Corp.	499,811	17,353,438
PPL Corp.	279,700	9,937,741
		37,681,703
Independent Power and Renewable Electricity
Producers - 4.5%
Calpine Corp. (I)	338,500	8,059,685
Dynegy, Inc. (I)	383,500	13,345,800
NRG Energy, Inc.	600,305	22,331,346
		43,736,831
Multi-Utilities - 0.6%
NiSource, Inc.	156,000	6,137,040
		87,555,574
TOTAL COMMON STOCKS (Cost $671,460,309)		$917,787,820
PREFERRED SECURITIES - 0.3%
Energy - 0.3%
McDermott International, Inc., 6.250%	92,900	2,555,029
Financials - 0.0%
Weyerhaeuser Company, 6.375% (L)	6,600	374,550
TOTAL PREFERRED SECURITIES (Cost $2,662,123)		$2,929,579
CONVERTIBLE BONDS - 0.5%
Financials - 0.1%
Radian Group, Inc. 2.250%, 03/01/2019	$ 659,000	$ 987,676
Industrials - 0.4%
UTi Worldwide, Inc. 4.500%, 03/01/2019 (S)	3,569,000	3,796,524
TOTAL CONVERTIBLE BONDS (Cost $4,241,543)		$4,784,200
SECURITIES LENDING COLLATERAL - 6.4%
John Hancock Collateral
Investment Trust, 0.0995% (W)(Y)	6,211,490	62,160,869
TOTAL SECURITIES LENDING
COLLATERAL (Cost $62,160,536)		$62,160,869
SHORT-TERM INVESTMENTS - 4.7%
Money Market Funds - 4.7%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	1,049,096	1,049,096
T. Rowe Price Reserve Investment
Fund, 0.0553% (Y)	44,668,274	44,668,274
		45,717,370
TOTAL SHORT-TERM INVESTMENTS (Cost $45,717,370)		$45,717,370
Total Investments (Mid Value Trust)
(Cost $786,241,881) - 106.6%		$1,033,379,838
Other assets and liabilities, net - (6.6%)		(63,903,101)
TOTAL NET ASSETS - 100.0%		$969,476,737

Mutual Shares Trust
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 86.3%
Consumer Discretionary - 9.2%
Auto Components - 0.4%
Fiat SpA (I)	242,845	$2,491,805
Automobiles - 1.2%
General Motors Company	231,710	8,411,073
Diversified Consumer Services - 0.2%
Cengage Learning Holdings II LP (I)	38,500	1,347,485
Media - 6.7%
CBS Corp., Class B	121,382	7,542,677
Comcast Corp., Special Class A (L)	37,717	2,011,448
Reed Elsevier PLC	565,029	9,079,957
Time Warner Cable, Inc.	72,800	10,723,440
Tribune Company (I)	33,131	2,817,792
Tribune Company, Class B (I)	20,315	1,718,649
Twenty-First Century Fox, Inc., Class B	357,616	12,241,196
		46,135,159
Multiline Retail - 0.7%
Kohl’s Corp.	92,220	4,858,150
		63,243,672
Consumer Staples - 11.6%
Beverages - 1.5%
Coca-Cola Enterprises, Inc.	65,698	3,139,050
PepsiCo, Inc.	80,216	7,166,497
		10,305,547
Food & Staples Retailing - 4.0%
CVS Caremark Corp.	69,673	5,251,254
Tesco PLC	1,337,366	6,499,845
The Kroger Company	179,101	8,852,962
Walgreen Company	89,380	6,625,739
		27,229,800
Personal Products - 0.7%
Avon Products, Inc.	346,647	5,064,513
Tobacco - 5.4%
Altria Group, Inc.	163,711	6,866,039
British American Tobacco PLC	198,426	11,806,793
Imperial Tobacco Group PLC	155,070	6,976,294
Lorillard, Inc.	134,475	8,198,941
Philip Morris International, Inc.	42,024	3,543,043
		37,391,110
		79,990,970
Energy - 11.2%
Energy Equipment & Services - 2.4%
Baker Hughes, Inc.	104,969	7,814,942
Ensco PLC, Class A (L)	43,988	2,444,413
Transocean, Ltd. (L)	132,650	5,973,230
		16,232,585
Oil, Gas & Consumable Fuels - 8.8%
Apache Corp.	117,160	11,788,639
BG Group PLC	259,584	5,477,574
BP PLC	658,383	5,797,666
CONSOL Energy, Inc.	103,828	4,783,356
Marathon Oil Corp.	239,322	9,553,734
Murphy Oil Corp.	67,500	4,487,400
Petroleo Brasileiro SA, ADR	184,312	2,696,485
Royal Dutch Shell PLC, A Shares	294,054	12,141,514
Talisman Energy, Inc.	366,910	3,889,246

98

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Talisman Energy, Inc.	26,740	$282,674
		60,898,288
		77,130,873
Financials - 19.0%
Banks - 7.1%
CIT Group, Inc.	88,845	4,065,547
Citigroup, Inc.	143,325	6,750,608
Columbia Banking System, Inc.	21,477	565,060
FCB Financial Holdings, Inc., Class A (I)(S)	60,504	1,039,903
Guaranty Bancorp	4,385	60,952
JPMorgan Chase & Company	146,970	8,468,411
KB Financial Group, Inc.	107,686	3,742,291
Societe Generale SA	28,275	1,482,816
SunTrust Banks, Inc.	136,842	5,481,891
The PNC Financial Services Group, Inc.	142,144	12,657,923
Wells Fargo & Company	89,500	4,704,120
		49,019,522
Capital Markets - 1.1%
Credit Suisse Group AG (I)	201,008	5,716,559
Morgan Stanley	44,659	1,443,825
		7,160,384
Consumer Finance - 0.5%
Ally Financial, Inc. (I)(L)	135,700	3,244,587
Diversified Financial Services - 0.6%
ING Groep NV (I)	312,728	4,388,351
Insurance - 8.3%
ACE, Ltd.	96,502	10,007,257
Alleghany Corp. (I)	15,534	6,805,756
American International Group, Inc.	209,785	11,450,065
MetLife, Inc.	118,880	6,604,973
The Allstate Corp.	93,916	5,514,748
White Mountains Insurance Group, Ltd.	20,381	12,400,616
Zurich Insurance Group AG (I)	14,449	4,351,837
		57,135,252
Real Estate Investment Trusts - 0.7%
Alexander’s, Inc.	13,593	5,022,206
Real Estate Management & Development - 0.7%
Canary Wharf Group PLC (I)	555,649	4,080,427
Forestar Group, Inc. (I)	45,798	874,284
		4,954,711
		130,925,013
Health Care - 12.4%
Health Care Equipment & Supplies - 3.1%
Medtronic, Inc.	290,789	18,540,707
Stryker Corp.	35,164	2,965,028
		21,505,735
Health Care Providers & Services - 1.9%
Cigna Corp.	140,121	12,886,928
Pharmaceuticals - 7.4%
AstraZeneca PLC	76,000	5,654,220
AstraZeneca PLC, ADR	31,690	2,354,884
Eli Lilly & Company	98,530	6,125,610
Hospira, Inc. (I)	111,666	5,736,282
Merck & Company, Inc.	305,940	17,698,629

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Industries, Ltd., ADR	254,525	$13,342,201
		50,911,826
		85,304,489
Industrials - 4.1%
Aerospace & Defense - 1.5%
B/E Aerospace, Inc. (I)	46,240	4,276,738
Huntington Ingalls Industries, Inc.	62,266	5,889,741
		10,166,479
Machinery - 1.2%
Caterpillar, Inc.	44,048	4,786,696
CNH Industrial NV	143,970	1,477,262
Federal Signal Corp.	140,014	2,051,205
		8,315,163
Marine - 1.4%
A.P. Moeller - Maersk A/S, Series B	4,075	10,131,606
		28,613,248
Information Technology - 10.8%
Communications Equipment - 1.2%
Cisco Systems, Inc.	332,390	8,259,892
IT Services - 1.4%
Xerox Corp.	768,284	9,557,453
Semiconductors & Semiconductor Equipment - 0.7%
Samsung Electronics Company, Ltd.	3,650	4,766,713
Software - 4.1%
Microsoft Corp.	450,286	18,776,926
Symantec Corp.	417,490	9,560,521
		28,337,447
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	191,800	17,823,974
Hewlett-Packard Company	176,872	5,957,049
		23,781,023
		74,702,528
Materials - 4.9%
Containers & Packaging - 0.9%
MeadWestvaco Corp.	142,103	6,289,479
Metals & Mining - 2.7%
Anglo American PLC	176,080	4,315,431
Freeport-McMoRan Copper & Gold, Inc.	244,826	8,936,149
ThyssenKrupp AG (I)	181,251	5,273,778
		18,525,358
Paper & Forest Products - 1.3%
International Paper Company	176,972	8,931,777
		33,746,614
Telecommunication Services - 1.7%
Diversified Telecommunication Services - 0.5%
Koninklijke KPN NV (I)	985,330	3,592,577
Wireless Telecommunication Services - 1.2%
Vodafone Group PLC	2,428,506	8,116,743
		11,709,320
Utilities - 1.4%
Electric Utilities - 0.4%
Entergy Corp.	33,643	2,761,754

99

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Independent Power and Renewable Electricity
Producers - 1.0%
NRG Energy, Inc.	180,694	$6,721,817
		9,483,571
TOTAL COMMON STOCKS (Cost $429,652,225)		$594,850,298
CORPORATE BONDS - 3.3%
Consumer Discretionary - 0.6%
Clear Channel Communications, Inc.
9.000%, 12/15/2019	$3,977,000	$4,240,476
Tropicana Entertainment LLC
9.625%, 12/15/2014 (H)	1,180,000	0
		4,240,476
Energy - 0.5%
NGPL PipeCo LLC
7.119%, 12/15/2017 (S)	1,287,000	1,306,305
9.625%, 06/01/2019 (S)	1,911,000	2,092,545
		3,398,850
Industrials - 0.5%
American Airlines, Inc.
7.500%, 03/15/2016 (S)	3,435,000	3,568,106
Information Technology - 1.2%
Avaya, Inc.
7.000%, 04/01/2019 (S)	1,707,000	1,707,000
10.500%, 03/01/2021 (S)	1,843,000	1,700,168
First Data Corp.
11.750%, 08/15/2021	2,057,000	2,437,545
12.625%, 01/15/2021	483,000	594,694
First Data Holdings, Inc., PIK
14.500%, 09/24/2019 (S)	1,324,584	1,471,944
		7,911,351
Utilities - 0.5%
Texas Competitive Electric Holdings
Company LLC
11.500%, 10/01/2020 (H)(S)	4,128,000	3,766,800
TOTAL CORPORATE BONDS (Cost $22,113,745)		$22,885,583
TERM LOANS (M) - 3.1%
Consumer Discretionary - 1.7%
Caesars Entertainment
Operating Company, Inc.
4.529%, 01/26/2018	451,000	415,985
5.531%, 01/26/2018	2,151,000	2,005,562
9.750%, 03/01/2017	240,000	236,670
Cengage Learning Acquisitions, Inc.
7.000%, 03/31/2020	244,388	247,239
Clear Channel Communications, Inc.
3.800%, 01/29/2016	69,337	68,751
6.900%, 01/30/2019	4,025,467	4,005,340
7.650%, 07/30/2019	1,293,886	1,295,863
JC Penney Corp., Inc.
6.000%, 05/22/2018	3,465,469	3,497,649
		11,773,059
Energy - 0.0%
NGPL PipeCo LLC
6.750%, 09/15/2017	109,308	108,556
Information Technology - 0.5%
Avaya, Inc.
4.727%, 10/26/2017	2,559,506	2,504,203

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Information Technology (continued)
Avaya, Inc. (continued)
6.500%, 03/30/2018	$624,830	$625,161
		3,129,364
Utilities - 0.9%
Texas Competitive Electric Holdings
Company LLC
4.651%, 10/10/2017 (H)	7,542,867	6,222,865
TOTAL TERM LOANS (Cost $20,949,622)		$21,233,844
MUNICIPAL BONDS - 0.3%
Commonwealth of Puerto Rico
8.000%, 07/01/2035	$2,046,000	$1,800,500
TOTAL MUNICIPAL BONDS (Cost $1,909,289)		$1,800,500
PREFERRED SECURITIES - 0.7%
Consumer Discretionary - 0.7%
Volkswagen AG	18,412	4,822,409
TOTAL PREFERRED SECURITIES (Cost $4,802,113)		$4,822,409
SECURITIES LENDING COLLATERAL - 1.6%
John Hancock Collateral
Investment Trust, 0.0995% (W)(Y)	1,103,574	11,043,902
TOTAL SECURITIES LENDING
COLLATERAL (Cost $11,043,782)		$11,043,902
SHORT-TERM INVESTMENTS - 3.5%
U.S. Government - 3.5%
U.S. Treasury Bills
0.026%, 07/24/2014 *	$2,000,000	$1,999,980
0.030%, 07/03/2014 *	2,000,000	2,000,000
0.030%, 07/10/2014 *	2,500,000	2,499,998
0.040%, 10/30/2014 *	3,000,000	2,999,622
0.046%, 10/23/2014 *	2,000,000	1,999,762
0.050%, 10/09/2014 *	2,500,000	2,499,793
0.050%, 10/16/2014 *	3,000,000	2,999,622
0.055%, 10/02/2014 *	2,000,000	1,999,794
0.070%, 08/21/2014 *	5,000,000	4,999,860
		23,998,431
TOTAL SHORT-TERM INVESTMENTS (Cost $23,997,661)		$23,998,431
Total Investments (Mutual Shares Trust)
(Cost $514,468,437) - 98.8%		$680,634,967
Other assets and liabilities, net - 1.2%		8,419,310
TOTAL NET ASSETS - 100.0%		$689,054,277

Natural Resources Trust
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.8%
Energy - 62.9%
Energy Equipment & Services - 5.8%
Baker Hughes, Inc.	36,920	$2,748,694
Halliburton Company	43,535	3,091,420
Patterson-UTI Energy, Inc.	82,834	2,894,220
		8,734,334

100

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Natural Resources Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 57.1%
Anadarko Petroleum Corp.	18,952	$2,074,675
Apache Corp.	34,289	3,450,159
Beach Energy, Ltd.	1,726,744	2,733,944
BG Group PLC	416,170	8,781,751
BP PLC, ADR	114,118	6,019,725
Cabot Oil & Gas Corp.	61,280	2,092,099
Chevron Corp.	23,769	3,103,043
Cimarex Energy Company	12,440	1,784,642
Cobalt International Energy, Inc. (I)	52,132	956,622
CONSOL Energy, Inc.	54,518	2,511,644
Enbridge, Inc. (L)	85,274	4,047,957
Energen Corp.	19,330	1,718,050
EOG Resources, Inc.	30,607	3,576,734
Exxon Mobil Corp.	15,779	1,588,630
Galp Energia SGPS SA	179,331	3,287,067
Imperial Oil, Ltd.	101,311	5,331,998
Oil Search, Ltd.	364,728	3,327,949
Ophir Energy PLC (I)	534,720	2,011,407
PetroChina Company, Ltd., H Shares	2,321,790	2,917,774
Petroleo Brasileiro Sponsored SA, ADR	178,510	2,791,896
Phillips 66	34,750	2,794,942
Pioneer Natural Resources Company	19,140	4,398,563
Royal Dutch Shell PLC, Class A	259,725	10,732,548
Southwestern Energy Company (I)	38,921	1,770,516
Tullow Oil PLC	167,573	2,444,679
		86,249,014
		94,983,348
Industrials - 5.7%
Construction & Engineering - 2.4%
KBR, Inc.	154,365	3,681,605
Machinery - 3.3%
Caterpillar, Inc.	22,100	2,401,607
Vallourec SA	58,204	2,609,058
		5,010,665
		8,692,270
Information Technology - 2.0%
Semiconductors & Semiconductor Equipment - 2.0%
First Solar, Inc. (I)	41,603	2,956,309
Materials - 27.2%
Chemicals - 2.7%
JSR Corp.	113,400	1,946,853
The Mosaic Company	43,681	2,160,025
		4,106,878
Metals & Mining - 24.5%
Allegheny Technologies, Inc.	63,627	2,869,578
Anglo American PLC	182,875	4,481,966
Barrick Gold Corp.	34,300	628,107
BHP Billiton PLC	35,634	1,158,426
First Quantum Minerals, Ltd.	240,957	5,153,122
Fortescue Metals Group, Ltd.	884,858	3,654,593
Medusa Mining, Ltd. (I)	561,130	991,909
Mongolian Mining Corp. (I)	6,974,060	440,709
New Gold, Inc. (I)	307,111	1,956,297
POSCO, ADR (L)	38,390	2,857,752
Rio Tinto PLC	171,239	9,245,923
Vale SA, ADR (L)	244,430	3,233,809
Vedanta Resources PLC	6,269	118,894

Natural Resources Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Metals & Mining (continued)
Western Areas, Ltd.	62,376	$272,367
		37,063,452
		41,170,330
TOTAL COMMON STOCKS (Cost $135,480,151)		$147,802,257
SECURITIES LENDING COLLATERAL - 3.4%
John Hancock Collateral
Investment Trust, 0.0995% (W)(Y)	515,700	5,160,812
TOTAL SECURITIES LENDING
COLLATERAL (Cost $5,160,769)		$5,160,812
SHORT-TERM INVESTMENTS - 2.3%
Repurchase Agreement - 2.3%
Deutsche Bank Tri-Party Repurchase
Agreement dated 06/30/2014 at 0.100% to
be repurchased at $3,400,009 on
07/01/2014, collateralized by $3,159,783
Government National Mortgage Association,
4.500% due 07/20/2041 (valued at
$3,468,000 including interest)	$3,400,000	$3,400,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,400,000)		$3,400,000
Total Investments (Natural Resources Trust)
(Cost $144,040,920) - 103.5%		$156,363,069
Other assets and liabilities, net - (3.5%)		(5,258,502)
TOTAL NET ASSETS - 100.0%		$151,104,567

Real Estate Securities Trust
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.0%
Financials - 99.0%
Real Estate Investment Trusts - 99.0%
Diversified REITs - 8.9%
Duke Realty Corp.	689,571	$12,522,610
Spirit Realty Capital, Inc.	946,764	10,755,239
Vornado Realty Trust	130,292	13,906,065
		37,183,914
Industrial REITs - 4.1%
DCT Industrial Trust, Inc.	459,656	3,773,776
First Industrial Realty Trust, Inc.	228,864	4,311,798
Prologis, Inc.	227,380	9,343,044
		17,428,618
Office REITs - 17.0%
Alexandria Real Estate Equities, Inc.	106,381	8,259,420
Boston Properties, Inc.	153,968	18,195,938
Brandywine Realty Trust	258,770	4,036,812
Digital Realty Trust, Inc.	103,749	6,050,642
Douglas Emmett, Inc.	375,211	10,588,454
Kilroy Realty Corp.	54,124	3,370,843
Lexington Realty Trust	793,961	8,741,511
Mack-Cali Realty Corp.	51,573	1,107,788
SL Green Realty Corp.	99,292	10,863,538
		71,214,946

101

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Real Estate Securities Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real Estate Operating Companies - 1.0%
American Realty Capital Properties, Inc.	324,269	$4,063,091
Residential REITs - 16.4%
American Campus Communities, Inc.	161,279	6,167,309
Apartment Investment & Management
Company, Class A	216,589	6,989,327
AvalonBay Communities, Inc.	116,796	16,607,223
Equity Residential	274,902	17,318,826
Essex Property Trust, Inc.	64,788	11,979,949
Home Properties, Inc.	52,302	3,345,236
Post Properties, Inc.	124,753	6,669,295
		69,077,165
Retail REITs - 25.4%
Acadia Realty Trust	121,524	3,413,609
DDR Corp.	348,892	6,150,966
Federal Realty Investment Trust	81,628	9,870,458
General Growth Properties, Inc.	605,742	14,271,282
Glimcher Realty Trust	340,283	3,685,265
National Retail Properties, Inc.	296,011	11,008,649
Regency Centers Corp.	123,416	6,871,803
Retail Properties of America, Inc., Class A	300,561	4,622,628
Simon Property Group, Inc.	222,457	36,990,150
The Macerich Company	145,589	9,718,066
		106,602,876
Specialized REITs - 26.2%
Chesapeake Lodging Trust	141,056	4,264,123
CubeSmart	349,716	6,406,797
DiamondRock Hospitality Company	418,939	5,370,798
Extra Space Storage, Inc.	109,143	5,811,865
HCP, Inc.	391,200	16,187,856
Health Care REIT, Inc.	240,833	15,093,004
Healthcare Realty Trust, Inc.	193,178	4,910,585
Host Hotels & Resorts, Inc.	263,514	5,799,943
LaSalle Hotel Properties	78,393	2,766,489
Public Storage	69,601	11,926,131
RLJ Lodging Trust	162,955	4,707,770
Senior Housing Properties Trust	237,835	5,777,012
Strategic Hotels & Resorts, Inc. (I)	478,340	5,601,361
Sunstone Hotel Investors, Inc.	312,838	4,670,671
Ventas, Inc.	169,896	10,890,334
		110,184,739
TOTAL COMMON STOCKS (Cost $379,199,787)		$415,755,349
SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreement - 0.7%
Repurchase Agreement with State Street Corp.
dated 06/30/2014 at 0.000% to be
repurchased at $3,051,000 on 07/01/2014,
collateralized by $3,110,000 U.S Treasury
Notes, 2.000% due 02/28/2021 (valued at
$3,116,528, including interest)	$3,051,000	$3,051,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,051,000)		$3,051,000
Total Investments (Real Estate Securities Trust)
(Cost $382,250,787) - 99.7%		$418,806,349
Other assets and liabilities, net - 0.3%		1,074,050
TOTAL NET ASSETS - 100.0%		$419,880,399

Science & Technology Trust
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 94.6%
Consumer Discretionary - 12.4%
Automobiles - 2.0%
Tesla Motors, Inc. (I)	37,850	$9,086,271
Household Durables - 0.9%
Harman International Industries, Inc.	22,895	2,459,610
iRobot Corp. (I)(L)	43,300	1,773,135
		4,232,745
Internet & Catalog Retail - 8.4%
Amazon.com, Inc. (I)	58,605	19,033,732
Coupons.com, Inc. (I)(L)	4,100	107,871
Coupons.com, Inc. (I)	34,422	879,515
Ctrip.com International, Ltd., ADR (I)(L)	59,600	3,816,784
HomeAway, Inc. (I)	63,600	2,214,552
JD.com, Inc., ADR (I)(L)	15,565	443,758
Netflix, Inc. (I)	6,565	2,892,539
The Priceline Group, Inc. (I)	6,615	7,957,845
Vipshop Holdings, Ltd., ADR (I)(L)	9,300	1,745,982
		39,092,578
Media - 1.1%
Liberty Global PLC, Series C (I)	48,100	2,035,111
Twenty-First Century Fox, Inc., Class A	83,700	2,942,055
		4,977,166
		57,388,760
Health Care - 3.0%
Health Care Equipment & Supplies - 1.3%
Intuitive Surgical, Inc. (I)	10,600	4,365,082
Stryker Corp.	20,000	1,686,400
		6,051,482
Health Care Technology - 0.7%
Veeva Systems, Inc., Class A (I)(L)	116,500	2,964,925
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	31,400	1,803,616
Pharmaceuticals - 0.6%
Hospira, Inc. (I)	55,500	2,851,035
		13,671,058
Industrials - 0.7%
Construction & Engineering - 0.6%
Quanta Services, Inc. (I)	79,200	2,738,736
Electrical Equipment - 0.1%
Nidec Corp.	3,700	227,551
		2,966,287
Information Technology - 76.7%
Communications Equipment - 5.3%
Alcatel-Lucent (I)	157,135	564,912
Alcatel-Lucent, ADR	529,525	1,885,109
Aruba Networks, Inc. (I)	212,615	3,725,015
Cisco Systems, Inc.	243,650	6,054,703
F5 Networks, Inc. (I)	26,630	2,967,647
JDS Uniphase Corp. (I)	109,800	1,369,206
Juniper Networks, Inc. (I)	88,925	2,182,220
Palo Alto Networks, Inc. (I)	28,105	2,356,604
QUALCOMM, Inc.	43,105	3,413,916
		24,519,332
Electronic Equipment, Instruments & Components - 3.3%
Arrow Electronics, Inc. (I)	21,220	1,281,900
Avnet, Inc.	9,280	411,197
CDW Corp.	59,400	1,893,672

102

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Flextronics International, Ltd. (I)	106,420	$1,178,069
Hirose Electric Company, Ltd.	3,200	475,717
IPG Photonics Corp. (I)(L)	40,500	2,786,400
Keyence Corp.	500	218,644
Murata Manufacturing Company, Ltd.	8,200	769,001
National Instruments Corp.	73,500	2,380,665
Omron Corp.	6,100	257,234
RealD, Inc. (I)(L)	189,900	2,423,124
Trimble Navigation, Ltd. (I)	26,600	982,870
		15,058,493
Internet Software & Services - 16.6%
Akamai Technologies, Inc. (I)	49,620	3,029,797
Angie’s List, Inc. (I)(L)	114,516	1,367,321
Baidu, Inc., ADR (I)	46,050	8,602,601
Dropbox, Inc. (I)(R)	7,441	125,678
Equinix, Inc. (I)	8,200	1,722,738
Facebook, Inc., Class A (I)	165,045	11,105,878
Google, Inc., Class A (I)	19,585	11,450,762
Google, Inc., Class C (I)	19,775	11,376,162
GrubHub, Inc. (I)	9,802	333,073
GrubHub, Inc. (I)(L)	4,100	145,181
LinkedIn Corp., Class A (I)	51,600	8,847,852
MercadoLibre, Inc. (L)	19,900	1,898,460
NAVER Corp.	1,665	1,371,901
NetEase.com, Inc., ADR (L)	17,920	1,404,211
OPOWER, Inc. (I)(L)	3,000	56,550
Rackspace Hosting, Inc. (I)	118,400	3,985,344
RealNetworks, Inc. (I)	53,500	408,205
Renren, Inc., ADR (I)(L)	745	2,488
SINA Corp. (I)	49,300	2,453,661
Tencent Holdings, Ltd.	50,000	762,582
VeriSign, Inc. (I)	72,200	3,524,082
Yahoo!, Inc. (I)	30,770	1,080,950
Yandex NV, Class A (I)	37,900	1,350,756
Yelp, Inc. (I)	7,080	542,894
Youku Tudou, Inc., Class A (I)	10	13
		76,949,140
IT Services - 2.6%
Accenture PLC, Class A	32,300	2,611,132
AtoS	9,790	815,416
Computer Sciences Corp.	29,755	1,880,516
Fiserv, Inc. (I)	22,710	1,369,867
MasterCard, Inc., Class A	28,000	2,057,160
Visa, Inc., Class A	16,135	3,399,806
		12,133,897
Semiconductors & Semiconductor Equipment - 17.2%
Altera Corp.	201,000	6,986,760
Analog Devices, Inc.	5,340	288,734
Applied Materials, Inc.	166,405	3,752,433
ARM Holdings PLC, ADR	75,100	3,397,524
ASML Holding NV (L)	51,100	4,766,097
Atmel Corp. (I)	309,200	2,897,204
Avago Technologies, Ltd.	75,990	5,476,599
Broadcom Corp., Class A	38,740	1,438,029
First Solar, Inc. (I)	17,400	1,236,444
Freescale Semiconductor, Ltd. (I)	36,270	852,345
Intel Corp.	3,205	99,035
Lam Research Corp.	72,900	4,926,582
Maxim Integrated Products, Inc.	49,780	1,683,062
MediaTek, Inc.	308,000	5,209,908

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Mellanox Technologies, Ltd. (I)(L)	91,000	$3,172,260
Microchip Technology, Inc. (L)	30,210	1,474,550
Micron Technology, Inc. (I)	254,000	8,369,300
NVIDIA Corp.	62,810	1,164,497
NXP Semiconductor NV (I)	24,815	1,642,257
ON Semiconductor Corp. (I)	187,800	1,716,492
Semtech Corp. (I)	76,300	1,995,245
SK Hynix, Inc. (I)	64,665	3,105,075
Skyworks Solutions, Inc.	53,535	2,514,004
STR Holdings, Inc. (I)	195,300	263,655
SunPower Corp. (I)(L)	54,025	2,213,945
Taiwan Semiconductor
Manufacturing Company, Ltd.	391,000	1,654,533
Taiwan Semiconductor Manufacturing
Company, Ltd., ADR	162,540	3,476,731
Teradyne, Inc. (L)	63,785	1,250,186
Texas Instruments, Inc.	52,315	2,500,134
		79,523,620
Software - 17.2%
Activision Blizzard, Inc.	141,115	3,146,865
Adobe Systems, Inc. (I)	37,940	2,745,338
Aspen Technology, Inc. (I)	103,505	4,802,632
Atlassian, Inc. (I)(R)	2,771	44,336
Atlassian, Inc., Class A (I)(R)	1,909	30,544
Atlassian, Inc., Class A Ordinary (I)(R)	9,968	159,488
Atlassian, Inc., Series 1 (I)(R)	4,864	77,824
Atlassian, Inc., Series 2 (I)(R)	13,022	208,352
Atlassian, Inc., Series A (I)(R)	9,630	154,080
Autodesk, Inc. (I)	112,277	6,330,177
Check Point Software Technologies, Ltd. (I)(L)	50,900	3,411,827
Citrix Systems, Inc. (I)	58,400	3,652,920
Concur Technologies, Inc. (I)(L)	9,800	914,732
FleetMatics Group PLC (I)(L)	27,500	889,350
Interactive Intelligence Group, Inc. (I)	6,300	353,619
Intuit, Inc.	33,965	2,735,201
Microsoft Corp.	491,560	20,498,052
NetSuite, Inc. (I)(L)	15,300	1,329,264
Nintendo Company, Ltd.	3,300	396,288
Oracle Corp.	168,745	6,839,235
Red Hat, Inc. (I)	165,600	9,152,712
Salesforce.com, Inc. (I)	47,345	2,749,798
ServiceNow, Inc. (I)	147,800	9,157,688
		79,780,322
Technology Hardware, Storage & Peripherals - 14.5%
Apple, Inc.	264,020	24,535,379
Dell, Inc.	458,900	6,309,875
Hewlett-Packard Company	179,135	6,033,267
Lenovo Group, Ltd.	427,000	580,031
NEC Corp.	16,000	51,064
SanDisk Corp.	73,415	7,666,728
Seagate Technology PLC	76,570	4,350,707
Stratasys, Ltd. (I)(L)	38,600	4,386,118
Western Digital Corp.	145,210	13,402,883
		67,316,052
		355,280,856
Telecommunication Services - 1.8%
Diversified Telecommunication Services - 0.3%
China Unicom Hong Kong, Ltd.	876,000	1,349,300
Wireless Telecommunication Services - 1.5%
SoftBank Corp.	70,300	5,238,963

103

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
T-Mobile US, Inc. (I)	53,700	$1,805,394
		7,044,357
		8,393,657
TOTAL COMMON STOCKS (Cost $361,357,003)		$437,700,618
PREFERRED SECURITIES - 0.5%
Information Technology - 0.5%
Internet Software & Services - 0.4%
Dropbox, Inc., Series A (I)(R)	9,241	156,080
Dropbox, Inc., Series A1 (I)(R)	89,006	1,503,311
Software - 0.1%
Cloudera, Inc., Series F (I)(R)	21,227	590,705
TOTAL PREFERRED SECURITIES (Cost $1,198,112)		$2,250,096
SECURITIES LENDING COLLATERAL - 7.6%
John Hancock Collateral
Investment Trust, 0.0995% (W)(Y)	3,520,941	35,235,464
TOTAL SECURITIES LENDING
COLLATERAL (Cost $35,235,170)		$35,235,464
SHORT-TERM INVESTMENTS - 4.9%
Money Market Funds - 3.7%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	$1,623,787	$1,623,787
T.Rowe Price Prime Reserve
Fund, 0.0553% (Y)	15,542,679	15,542,679
		17,166,466
Repurchase Agreement - 1.2%
Repurchase Agreement with State Street Corp.
dated 06/30/2014 at 0.000% to be
repurchased at $5,671,000 on 07/01/2014,
collateralized by $4,600,000 U.S. Treasury
Bonds, 4.625% due 02/15/2040 (valued at
$5,784,500, including interest)	5,671,000	5,671,000
TOTAL SHORT-TERM INVESTMENTS (Cost $22,837,466)		$22,837,466
Total Investments (Science & Technology Trust)
(Cost $420,627,751) - 107.6%		$498,023,644
Other assets and liabilities, net - (7.6%)		(35,013,396)
TOTAL NET ASSETS - 100.0%		$463,010,248

Small Cap Growth Trust
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.7%
Consumer Discretionary - 15.0%
Auto Components - 1.3%
Tenneco, Inc. (I)	107,697	$7,075,693
Hotels, Restaurants & Leisure - 4.7%
Bloomin’ Brands, Inc. (I)	340,821	7,644,615
Buffalo Wild Wings, Inc. (I)	43,160	7,152,044
Panera Bread Company, Class A (I)	33,829	5,068,599
Red Robin Gourmet Burgers, Inc. (I)	84,058	5,984,930
		25,850,188

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household Durables - 1.9%
Standard Pacific Corp. (I)	661,064	$5,685,150
Taylor Morrison Home Corp., Class A (I)	214,309	4,804,808
		10,489,958
Internet & Catalog Retail - 1.3%
HSN, Inc.	116,962	6,928,829
Media - 1.8%
DreamWorks Animation
SKG, Inc., Class A (I)(L)	152,214	3,540,498
IMAX Corp. (I)(L)	209,270	5,960,010
		9,500,508
Multiline Retail - 0.7%
Tuesday Morning Corp. (I)	202,370	3,606,233
Textiles, Apparel & Luxury Goods - 3.3%
Samsonite International SA	1,577,700	5,200,730
Skechers U.S.A., Inc., Class A (I)	102,832	4,699,422
Steven Madden, Ltd. (I)	80,700	2,768,010
Vince Holding Corp. (I)	148,701	5,445,431
		18,113,593
		81,565,002
Consumer Staples - 2.4%
Food & Staples Retailing - 0.6%
Sprouts Farmers Market, Inc. (I)(L)	98,098	3,209,767
Food Products - 0.8%
The WhiteWave Foods Company, Class A (I)	140,479	4,547,305
Household Products - 1.0%
Spectrum Brands Holdings, Inc.	62,432	5,371,025
		13,128,097
Energy - 4.8%
Energy Equipment & Services - 0.5%
Hornbeck Offshore Services, Inc. (I)(L)	59,956	2,813,136
Oil, Gas & Consumable Fuels - 4.3%
Athlon Energy, Inc. (I)	146,031	6,965,679
Diamondback Energy, Inc. (I)	70,802	6,287,218
Laredo Petroleum, Inc. (I)(L)	189,464	5,869,595
RSP Permian, Inc. (I)(L)	135,100	4,382,644
		26,318,272
Financials - 7.9%
Banks - 1.2%
PacWest Bancorp	150,208	6,484,479
Capital Markets - 3.3%
Financial Engines, Inc. (L)	80,783	3,657,854
HFF, Inc., Class A	153,692	5,715,800
Virtus Investment Partners, Inc. (I)	28,520	6,039,110
WisdomTree Investments, Inc. (I)(L)	213,673	2,640,998
		18,053,762
Diversified Financial Services - 0.3%
Wl Ross Holding Corp. (I)	166,200	1,711,860
Insurance - 0.8%
Assured Guaranty, Ltd.	172,176	4,218,312
Real Estate Investment Trusts - 1.1%
Douglas Emmett, Inc.	122,900	3,468,238
Pebblebrook Hotel Trust	74,062	2,737,332
		6,205,570

104

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real Estate Management & Development - 1.2%
Kennedy-Wilson Holdings, Inc.	238,630	$6,400,057
		43,074,040
Health Care - 17.4%
Biotechnology - 5.5%
Alnylam Pharmaceuticals, Inc. (I)	50,002	3,158,626
BioCryst Pharmaceuticals, Inc. (I)	75,000	956,250
Cubist Pharmaceuticals, Inc. (I)	76,551	5,344,791
Hyperion Therapeutics, Inc. (I)(L)	100,720	2,628,792
Ironwood Pharmaceuticals, Inc. (I)	158,095	2,423,596
NPS Pharmaceuticals, Inc. (I)	115,048	3,802,336
Portola Pharmaceuticals, Inc. (I)	139,565	4,072,507
Seattle Genetics, Inc. (I)(L)	98,042	3,750,107
TESARO, Inc. (I)	124,196	3,863,738
		30,000,743
Health Care Equipment & Supplies - 3.5%
DexCom, Inc. (I)	162,033	6,426,229
HeartWare International, Inc. (I)	75,414	6,674,139
Insulet Corp. (I)	158,461	6,286,148
		19,386,516
Health Care Providers & Services - 4.3%
Acadia Healthcare Company, Inc. (I)(L)	138,928	6,321,224
Envision Healthcare Holdings, Inc. (I)	140,270	5,037,096
ExamWorks Group, Inc. (I)	166,599	5,286,186
Team Health Holdings, Inc. (I)	135,678	6,775,759
		23,420,265
Health Care Technology - 0.7%
Veeva Systems, Inc., Class A (I)(L)	149,907	3,815,133
Life Sciences Tools & Services - 1.1%
Covance, Inc. (I)	69,744	5,968,692
Pharmaceuticals - 2.3%
Aerie Pharmaceuticals, Inc. (I)	28,850	714,615
Pacira Pharmaceuticals, Inc. (I)(L)	46,154	4,239,706
Salix Pharmaceuticals, Ltd. (I)	36,415	4,491,790
The Medicines Company (I)	102,339	2,973,971
		12,420,082
		95,011,431
Industrials - 20.5%
Aerospace & Defense - 3.8%
DigitalGlobe, Inc. (I)	207,295	5,762,801
Moog, Inc., Class A (I)	75,812	5,525,937
Orbital Sciences Corp. (I)	144,373	4,266,222
Teledyne Technologies, Inc. (I)	50,288	4,886,485
		20,441,445
Airlines - 0.9%
Spirit Airlines, Inc. (I)	78,895	4,989,320
Building Products - 1.3%
Armstrong World Industries, Inc. (I)	119,298	6,851,284
Commercial Services & Supplies - 1.5%
Clean Harbors, Inc. (I)	125,832	8,084,706
Construction & Engineering - 0.9%
AECOM Technology Corp. (I)	145,200	4,675,440
Electrical Equipment - 2.0%
Acuity Brands, Inc.	47,619	6,583,327
Generac Holdings, Inc. (I)	92,482	4,507,573
		11,090,900

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery - 1.5%
Altra Industrial Motion Corp.	220,897	$8,038,442
Watts Water Technologies, Inc., Class A	4,500	277,785
		8,316,227
Professional Services - 1.6%
TrueBlue, Inc. (I)	207,737	5,727,309
WageWorks, Inc. (I)	67,387	3,248,727
		8,976,036
Road & Rail - 3.5%
Con-way, Inc.	42,861	2,160,623
Landstar System, Inc.	83,653	5,353,792
Old Dominion Freight Line, Inc. (I)	73,120	4,656,282
Swift Transportation Company (I)	270,393	6,822,015
		18,992,712
Trading Companies & Distributors - 3.5%
Applied Industrial Technologies, Inc.	146,571	7,435,547
HD Supply Holdings, Inc. (I)	194,056	5,509,250
WESCO International, Inc. (I)(L)	73,708	6,366,897
		19,311,694
		111,729,764
Information Technology - 26.9%
Communications Equipment - 1.3%
Palo Alto Networks, Inc. (I)	40,974	3,435,670
Ubiquiti Networks, Inc. (I)(L)	77,900	3,520,301
		6,955,971
Electronic Equipment, Instruments & Components - 1.1%
Cognex Corp.	156,758	6,019,507
Internet Software & Services - 8.8%
Angie’s List, Inc. (I)(L)	114,004	1,361,208
Bankrate, Inc. (I)	379,850	6,662,569
Constant Contact, Inc. (I)	200,604	6,441,394
CoStar Group, Inc. (I)	31,239	4,941,073
Dealertrack Technologies, Inc. (I)	115,719	5,246,699
Demandware, Inc. (I)	40,716	2,824,469
Envestnet, Inc. (I)	70,493	3,448,518
Shutterstock, Inc. (I)(L)	66,343	5,505,142
Web.com Group, Inc. (I)	289,718	8,364,159
Xoom Corp. (I)	124,718	3,287,566
		48,082,797
IT Services - 5.3%
Acxiom Corp. (I)	120,267	2,608,591
Heartland Payment Systems, Inc. (L)	147,423	6,075,302
MAXIMUS, Inc.	84,279	3,625,683
Virtusa Corp. (I)	160,965	5,762,547
WEX, Inc. (I)	58,902	6,182,943
WNS Holdings, Ltd., ADR (I)	253,795	4,867,788
		29,122,854
Semiconductors & Semiconductor Equipment - 3.9%
Freescale Semiconductor, Ltd. (I)(L)	210,301	4,942,074
Lattice Semiconductor Corp. (I)	504,148	4,159,221
Power Integrations, Inc.	64,167	3,692,169
Silicon Laboratories, Inc. (I)	104,665	5,154,751
SunEdison, Inc. (I)	141,244	3,192,114
		21,140,329
Software - 6.5%
Concur Technologies, Inc. (I)(L)	48,643	4,540,338
FleetMatics Group PLC (I)(L)	215,243	6,960,959
PTC, Inc. (I)	126,102	4,892,758

105

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Solera Holdings, Inc.	54,218	$3,640,739
Tableau Software, Inc., Class A (I)	41,468	2,957,912
Telogis, Inc. (I)(R)	473,646	554,166
Tyler Technologies, Inc. (I)	66,103	6,029,255
Verint Systems, Inc. (I)	123,778	6,071,311
		35,647,438
		146,968,896
Materials - 2.8%
Chemicals - 1.4%
Platform Specialty Products Corp. (I)	266,863	7,480,170
Construction Materials - 0.6%
Headwaters, Inc. (I)	231,973	3,222,105
Paper & Forest Products - 0.8%
KapStone Paper and Packaging Corp. (I)	132,578	4,392,309
		15,094,584
TOTAL COMMON STOCKS (Cost $442,080,394)		$532,890,086
PREFERRED SECURITIES - 2.0%
Consumer Discretionary - 0.5%
Mobileye (I)(R)	66,654	2,840,127
Information Technology - 1.5%
Apigee Corp., Series H (I)(R)	628,505	1,828,950
Cloudera, Inc., Series F (I)(R)	79,228	2,204,757
DocuSign, Inc., Series B1 (I)(R)	880	11,557
DocuSign, Inc., Series D (I)(R)	2,110	27,709
DocuSign, Inc., Series E (I)(R)	57,509	755,231
Pure Storage, Inc., Series F (I)(R)	88,922	1,398,378
Telogis, Inc. (I)(R)	645,027	1,786,725
		8,013,307
TOTAL PREFERRED SECURITIES (Cost $8,921,443)		$10,853,434
SECURITIES LENDING COLLATERAL - 12.9%
John Hancock Collateral
Investment Trust, 0.0995% (W)(Y)	7,051,405	70,566,231
TOTAL SECURITIES LENDING
COLLATERAL (Cost $70,565,539)		$70,566,231
Total Investments (Small Cap Growth Trust)
(Cost $521,567,376) - 112.6%		$614,309,751
Other assets and liabilities, net - (12.6%)		(68,886,895)
TOTAL NET ASSETS - 100.0%		$545,422,856

Small Cap Index Trust
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.2%
Consumer Discretionary - 12.9%
Auto Components - 1.2%
American Axle &
Manufacturing Holdings, Inc. (I)	16,660	$314,711
Cooper Tire & Rubber Company	15,381	461,430
Cooper-Standard Holding, Inc. (I)	3,321	219,717
Dana Holding Corp.	38,499	940,146
Dorman Products, Inc. (I)	6,615	326,252
Drew Industries, Inc.	5,746	287,357

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Auto Components (continued)
Federal-Mogul Holdings Corp. (I)	7,288	$147,436
Fox Factory Holding Corp. (I)	2,995	52,682
Gentherm, Inc. (I)	8,692	386,359
Modine Manufacturing Company (I)	11,907	187,416
Motorcar Parts of America, Inc. (I)	3,968	96,621
Remy International, Inc.	3,561	83,149
Shiloh Industries, Inc. (I)	2,292	42,310
Spartan Motors, Inc.	9,782	44,410
Standard Motor Products, Inc.	4,840	216,203
Stoneridge, Inc. (I)	7,744	83,016
Strattec Security Corp.	989	63,781
Superior Industries International, Inc.	5,894	121,534
Tenneco, Inc. (I)	14,907	979,390
Tower International, Inc. (I)	5,151	189,763
		5,243,683
Automobiles - 0.0%
Winnebago Industries, Inc. (I)	6,719	169,184
Distributors - 0.2%
Core-Mark Holding Company, Inc.	5,760	262,829
Pool Corp.	11,274	637,657
VOXX International Corp. (I)	5,236	49,271
Weyco Group, Inc.	1,757	48,159
		997,916
Diversified Consumer Services - 1.0%
2U, Inc. (I)	2,778	46,698
American Public Education, Inc. (I)	4,372	150,309
Ascent Capital Group, Inc., Class A (I)	3,580	236,316
Bridgepoint Education, Inc. (I)	4,191	55,656
Bright Horizons Family Solutions, Inc. (I)	7,473	320,891
Capella Education Company	2,726	148,267
Career Education Corp. (I)	17,224	80,608
Carriage Services, Inc.	4,141	70,935
Chegg, Inc. (I)	18,881	132,922
Grand Canyon Education, Inc. (I)	11,425	525,207
Houghton Mifflin Harcourt Company (I)	26,779	513,086
ITT Educational Services, Inc. (I)(L)	5,942	99,172
K12, Inc. (I)(L)	8,595	206,882
LifeLock, Inc. (I)	19,921	278,097
Matthews International Corp., Class A	6,559	272,658
Regis Corp.	10,821	152,360
Sotheby’s	14,957	628,044
Steiner Leisure, Ltd. (I)	3,774	163,376
Strayer Education, Inc. (I)	2,707	142,145
Universal Technical Institute, Inc.	5,836	70,849
Weight Watchers International, Inc.	7,039	141,977
		4,436,455
Hotels, Restaurants & Leisure - 2.8%
Belmond, Ltd., Class A (I)	23,840	346,634
Biglari Holdings, Inc. (I)	354	149,731
BJ’s Restaurants, Inc. (I)	5,930	207,016
Bloomin’ Brands, Inc. (I)	19,059	427,493
Bob Evans Farms, Inc. (L)	6,079	304,254
Boyd Gaming Corp. (I)	19,346	234,667
Bravo Brio Restaurant Group, Inc. (I)	5,308	82,858
Buffalo Wild Wings, Inc. (I)	4,613	764,420
Caesars Acquisition Company, Class A (I)	11,436	141,463
Caesars Entertainment Corp. (I)(L)	12,917	233,539
Carrols Restaurant Group, Inc. (I)	10,399	74,041
Churchill Downs, Inc.	3,460	311,781
Chuy’s Holdings, Inc. (I)	4,193	152,206
Clubcorp Holdings, Inc.	5,882	109,052

106

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Cracker Barrel Old Country Store, Inc.	4,609	$458,918
Del Frisco’s Restaurant Group, Inc. (I)	5,905	162,742
Denny’s Corp. (I)	22,559	147,085
Diamond Resorts International, Inc. (I)	8,890	206,870
DineEquity, Inc.	4,111	326,783
Einstein Noah Restaurant Group, Inc.	3,631	58,314
Fiesta Restaurant Group, Inc. (I)	6,617	307,095
International Speedway Corp., Class A	7,128	237,220
Interval Leisure Group, Inc.	10,061	220,738
Isle of Capri Casinos, Inc. (I)	6,847	58,610
Jack in the Box, Inc.	9,782	585,355
Jamba, Inc. (I)	5,105	61,771
Krispy Kreme Doughnuts, Inc. (I)	16,113	257,486
La Quinta Holdings, Inc. (I)	11,011	210,751
Life Time Fitness, Inc. (I)(L)	10,129	493,687
Marriott Vacations Worldwide Corp. (I)	6,892	404,078
Morgans Hotel Group Company (I)	9,918	78,650
Multimedia Games Holding Company, Inc. (I)	7,591	224,997
Nathan’s Famous, Inc. (I)	1,076	58,308
Noodles & Company (I)(L)	2,723	93,644
Papa John’s International, Inc.	7,563	320,596
Penn National Gaming, Inc. (I)	19,598	237,920
Pinnacle Entertainment, Inc. (I)	14,760	371,657
Popeyes Louisiana Kitchen, Inc. (I)	5,854	255,878
Potbelly Corp. (I)	3,986	63,617
Red Robin Gourmet Burgers, Inc. (I)	3,511	249,983
Ruby Tuesday, Inc. (I)	15,363	116,605
Ruth’s Hospitality Group, Inc.	9,395	116,028
Scientific Games Corp., Class A (I)	13,103	145,705
Sonic Corp. (I)	13,391	295,673
Speedway Motorsports, Inc.	3,311	60,426
Texas Roadhouse, Inc.	17,048	443,248
The Cheesecake Factory, Inc.	12,079	560,707
The Marcus Corp.	4,790	87,418
Vail Resorts, Inc.	8,960	691,533
Zoe’s Kitchen, Inc. (I)	1,558	53,564
		12,262,815
Household Durables - 1.0%
Beazer Homes USA, Inc. (I)	6,776	142,160
Cavco Industries, Inc. (I)	2,242	191,243
CSS Industries, Inc.	2,309	60,888
Ethan Allen Interiors, Inc. (L)	6,369	157,569
Flexsteel Industries, Inc.	1,428	47,624
Helen of Troy, Ltd. (I)	6,975	422,894
Hovnanian Enterprises, Inc., Class A (I)(L)	29,620	152,543
iRobot Corp. (I)(L)	7,282	298,198
KB Home (L)	20,644	385,630
La-Z-Boy, Inc.	12,916	299,264
LGI Homes, Inc. (I)	3,900	71,175
Libbey, Inc. (I)	5,436	144,815
Lifetime Brands, Inc.	3,033	47,679
M/I Homes, Inc. (I)	6,107	148,217
MDC Holdings, Inc. (L)	9,380	284,120
Meritage Homes Corp. (I)	9,528	402,177
NACCO Industries, Inc., Class A	1,313	66,438
Standard Pacific Corp. (I)	35,493	305,240
The Dixie Group, Inc. (I)	4,270	45,219
The Ryland Group, Inc.	11,451	451,627
TRI Pointe Homes, Inc. (I)(L)	4,533	71,259
Universal Electronics, Inc. (I)	3,990	195,031
WCI Communities, Inc. (I)	3,045	58,799

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household Durables (continued)
William Lyon Homes, Class A (I)	4,327	$131,714
		4,581,523
Internet & Catalog Retail - 0.5%
Blue Nile, Inc. (I)	3,266	91,448
Coupons.com, Inc. (I)	3,111	81,850
FTD Companies, Inc. (I)	4,879	155,103
HSN, Inc.	8,155	483,102
Lands’ End, Inc. (I)	4,326	145,267
Nutrisystem, Inc.	7,410	126,785
Orbitz Worldwide, Inc. (I)	13,413	119,376
Overstock.com, Inc. (I)(L)	3,259	51,394
PetMed Express, Inc. (L)	5,774	77,834
RetailMeNot, Inc. (I)(L)	7,771	206,786
Shutterfly, Inc. (I)	9,637	414,969
ValueVision Media, Inc., Class A (I)	11,422	56,996
		2,010,910
Leisure Products - 0.5%
Arctic Cat, Inc.	3,413	134,540
Black Diamond, Inc. (I)(L)	6,643	74,534
Brunswick Corp.	22,797	960,438
Callaway Golf Company	19,742	164,253
Escalade, Inc.	2,922	47,161
LeapFrog Enterprises, Inc. (I)(L)	17,128	125,891
Nautilus, Inc. (I)	8,412	93,289
Smith & Wesson Holding Corp. (I)(L)	13,508	196,406
Sturm Ruger & Company, Inc. (L)	4,830	285,018
		2,081,530
Media - 1.4%
AH Belo Corp., Class A	5,320	63,042
AMC Entertainment Holdings, Inc., Class A	5,330	132,557
Carmike Cinemas, Inc. (I)	5,795	203,578
Central European Media
Enterprises, Ltd., Class A (I)(L)	19,671	55,472
Cumulus Media, Inc., Class A (I)	34,433	226,913
Dex Media, Inc. (I)(L)	4,086	45,518
Entercom Communications Corp., Class A (I)	7,201	77,267
Entravision Communications Corp., Class A	15,765	98,058
Eros International PLC (I)	5,042	76,487
Gray Television, Inc. (I)	12,525	164,453
Harte-Hanks, Inc.	12,682	91,184
Journal Communications, Inc., Class A (I)	12,249	108,649
Lee Enterprises, Inc. (I)	14,744	65,611
Loral Space & Communications, Inc. (I)	3,268	237,551
MDC Partners, Inc., Class A	10,618	228,181
Media General, Inc. (I)(L)	13,618	279,578
Meredith Corp.	8,802	425,665
National CineMedia, Inc.	15,087	264,173
New Media Investment Group, Inc. (I)	8,099	114,277
Nexstar Broadcasting Group, Inc., Class A (L)	7,627	393,629
Rentrak Corp. (I)	2,538	133,118
Scholastic Corp.	6,548	223,221
SFX Entertainment, Inc. (I)	11,513	93,255
Sinclair Broadcast Group, Inc., Class A (L)	17,060	592,835
Sizmek, Inc. (I)	6,231	59,381
The EW Scripps Company, Class A (I)	7,921	167,608
The McClatchy Company, Class A (I)(L)	15,899	88,239
The New York Times Company, Class A	33,996	517,079
Time, Inc. (I)	27,022	654,473
World Wrestling
Entertainment, Inc., Class A (L)	7,639	91,133
		5,972,185

107

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Multiline Retail - 0.1%
Burlington Stores, Inc. (I)(L)	7,187	$228,978
Fred’s, Inc., Class A	9,363	143,160
Tuesday Morning Corp. (I)	10,927	194,719
		566,857
Specialty Retail - 3.2%
Aeropostale, Inc. (I)(L)	21,213	74,033
America’s Car-Mart, Inc. (I)(L)	2,133	84,360
American Eagle Outfitters, Inc.	47,915	537,606
ANN, Inc. (I)	11,537	474,632
Asbury Automotive Group, Inc. (I)	7,470	513,488
Barnes & Noble, Inc. (I)	10,256	233,734
Big 5 Sporting Goods Corp.	5,074	62,258
Brown Shoe Company, Inc.	10,722	306,756
Build-A-Bear Workshop, Inc. (I)	3,303	44,128
Christopher & Banks Corp. (I)	9,895	86,680
Citi Trends, Inc. (I)	4,370	93,780
Conn’s, Inc. (I)(L)	6,841	337,877
Destination Maternity Corp.	3,952	89,987
Destination XL Group, Inc. (I)	11,078	61,040
Express, Inc. (I)	20,915	356,182
Five Below, Inc. (I)	13,421	535,632
Francesca’s Holdings Corp. (I)(L)	10,880	160,371
Genesco, Inc. (I)	5,922	486,374
Group 1 Automotive, Inc.	5,925	499,537
Guess?, Inc.	15,047	406,269
Haverty Furniture Companies, Inc.	5,051	126,932
Hibbett Sports, Inc. (I)(L)	6,397	346,525
Kirkland’s, Inc. (I)	3,970	73,644
Lithia Motors, Inc., Class A	5,591	525,945
Lumber Liquidators Holdings, Inc. (I)	6,742	512,055
MarineMax, Inc. (I)	6,698	112,125
Mattress Firm Holding Corp. (I)(L)	3,705	176,914
Monro Muffler Brake, Inc.	7,766	413,074
Office Depot, Inc. (I)	131,794	749,908
Outerwall, Inc. (I)(L)	4,985	295,860
Pier 1 Imports, Inc.	23,264	358,498
Rent-A-Center, Inc.	13,010	373,127
Restoration Hardware Holdings, Inc. (I)	8,636	803,580
Sears Hometown and Outlet Stores, Inc. (I)	3,182	68,318
Select Comfort Corp. (I)	13,490	278,703
Shoe Carnival, Inc.	4,220	87,143
Sonic Automotive, Inc., Class A	9,890	263,865
Stage Stores, Inc.	7,936	148,324
Stein Mart, Inc.	7,275	101,050
Systemax, Inc. (I)	3,175	45,625
The Buckle, Inc. (L)	7,020	311,407
The Cato Corp., Class A	6,855	211,820
The Children’s Place Retail Stores, Inc. (L)	5,470	271,476
The Container Store Group, Inc. (I)(L)	4,326	120,176
The Finish Line, Inc., Class A	11,995	356,731
The Men’s Wearhouse, Inc.	11,764	656,431
The Pep Boys - Manny, Moe & Jack (I)	13,205	151,329
Tile Shop Holdings, Inc. (I)(L)	7,210	110,241
Vitamin Shoppe, Inc. (I)	7,542	324,457
West Marine, Inc. (I)	5,188	53,229
Winmark Corp.	714	49,716
Zumiez, Inc. (I)	5,263	145,206
		14,068,158
Textiles, Apparel & Luxury Goods - 1.0%
Columbia Sportswear Company	3,338	275,886
Crocs, Inc. (I)	21,580	324,347
Culp, Inc.	2,749	47,860

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
G-III Apparel Group, Ltd. (I)	4,421	$361,019
Iconix Brand Group, Inc. (I)	11,250	483,075
Movado Group, Inc.	4,686	195,266
Oxford Industries, Inc.	3,618	241,212
Perry Ellis International, Inc. (I)	3,479	60,674
Quiksilver, Inc. (I)	35,047	125,468
RG Barry Corp.	3,065	58,082
Sequential Brands Group, Inc. (I)	4,651	64,230
Skechers U.S.A., Inc., Class A (I)	9,563	437,029
Steven Madden, Ltd. (I)	14,350	492,205
Tumi Holdings, Inc. (I)	12,585	253,336
Unifi, Inc. (I)	3,792	104,394
Vera Bradley, Inc. (I)	5,613	122,756
Vince Holding Corp. (I)	2,809	102,866
Wolverine World Wide, Inc. (L)	24,912	649,207
		4,398,912
		56,790,128
Consumer Staples - 3.1%
Beverages - 0.1%
Coca-Cola Bottling Company Consolidated	1,190	87,667
National Beverage Corp. (I)	3,111	58,860
The Boston Beer
Company, Inc., Class A (I)(L)	2,053	458,887
		605,414
Food & Staples Retailing - 0.9%
Casey’s General Stores, Inc.	9,430	662,835
Ingles Markets, Inc., Class A	3,630	95,651
Natural Grocers by
Vitamin Cottage, Inc. (I)(L)	2,392	51,213
PriceSmart, Inc.	4,648	404,562
Roundy’s, Inc.	10,630	58,571
SpartanNash Company	9,298	195,351
SUPERVALU, Inc. (I)	50,180	412,480
Susser Holdings Corp. (I)	4,505	363,644
The Andersons, Inc.	6,986	360,338
The Chefs’ Warehouse, Inc. (I)(L)	4,815	95,193
The Fresh Market, Inc. (I)	10,593	354,548
The Pantry, Inc. (I)	6,361	103,048
United Natural Foods, Inc. (I)	12,148	790,835
Village Super Market, Inc., Class A	2,010	47,496
Weis Markets, Inc.	2,736	125,117
		4,120,882
Food Products - 1.5%
Annie’s, Inc. (I)(L)	4,238	143,329
B&G Foods, Inc.	13,179	430,822
Boulder Brands, Inc. (I)	15,167	215,068
Cal-Maine Foods, Inc.	3,840	285,389
Calavo Growers, Inc.	3,526	119,285
Chiquita Brands International, Inc. (I)	11,857	128,648
Darling International, Inc. (I)	40,391	844,172
Dean Foods Company	22,991	404,412
Diamond Foods, Inc. (I)(L)	5,377	151,631
Farmer Brothers Company (I)	2,220	47,974
Fresh Del Monte Produce, Inc.	8,370	256,541
Inventure Foods, Inc. (I)	4,860	54,772
J&J Snack Foods Corp.	3,659	344,385
John B. Sanfilippo & Son, Inc.	2,393	63,343
Lancaster Colony Corp.	4,515	429,647
Limoneira Company (L)	3,212	70,568
Omega Protein Corp. (I)	5,561	76,074
Post Holdings, Inc. (I)	10,749	547,232

108

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food Products (continued)
Sanderson Farms, Inc.	5,628	$547,042
Seaboard Corp. (I)	69	208,399
Seneca Foods Corp., Class A (I)	2,303	70,472
Snyder’s-Lance, Inc.	11,868	314,027
Tootsie Roll Industries, Inc. (L)	4,688	138,015
TreeHouse Foods, Inc. (I)	8,971	718,308
		6,609,555
Household Products - 0.2%
Central Garden & Pet Company, Class A (I)	11,482	105,634
Harbinger Group, Inc. (I)	20,800	264,160
Orchids Paper Products Company	2,245	71,930
WD-40 Company	3,707	278,841
		720,565
Personal Products - 0.2%
Elizabeth Arden, Inc. (I)	6,525	139,766
IGI Laboratories, Inc. (I)	8,263	43,877
Inter Parfums, Inc.	4,204	124,228
Medifast, Inc. (I)	3,344	101,691
Nature’s Sunshine Products, Inc.	3,124	53,014
Nutraceutical International Corp. (I)	2,452	58,505
Revlon, Inc., Class A (I)	3,030	92,415
USANA Health Sciences, Inc. (I)(L)	1,580	123,461
		736,957
Tobacco - 0.2%
Alliance One International, Inc. (I)	25,965	64,913
Universal Corp. (L)	5,736	317,488
Vector Group, Ltd. (L)	16,433	339,834
		722,235
		13,515,608
Energy - 6.2%
Energy Equipment & Services - 2.0%
Basic Energy Services, Inc. (I)	7,847	229,289
Bristow Group, Inc.	8,627	695,509
C&J Energy Services, Inc. (I)	11,300	381,714
CARBO Ceramics, Inc. (L)	4,810	741,317
CHC Group, Ltd. (I)	8,660	73,090
Dawson Geophysical Company	2,254	64,577
Era Group, Inc. (I)	5,228	149,939
Exterran Holdings, Inc.	14,287	642,772
Forum Energy Technologies, Inc. (I)	14,578	531,077
Geospace Technologies Corp. (I)(L)	3,307	182,150
Gulf Island Fabrication, Inc.	3,920	84,358
Gulfmark Offshore, Inc., Class A	6,604	298,369
Helix Energy Solutions Group, Inc. (I)	25,887	681,087
Hercules Offshore, Inc. (I)(L)	39,725	159,695
Hornbeck Offshore Services, Inc. (I)(L)	8,900	417,588
ION Geophysical Corp. (I)	32,410	136,770
Key Energy Services, Inc. (I)	32,381	295,962
Matrix Service Company (I)	6,559	215,070
McDermott International, Inc. (I)	57,919	468,565
Mitcham Industries, Inc. (I)	3,583	50,090
Natural Gas Services Group, Inc. (I)	3,258	107,709
Newpark Resources, Inc. (I)	20,914	260,588
North Atlantic Drilling, Ltd. (L)	17,296	183,684
Nuverra Environmental Solutions, Inc. (I)(L)	3,942	79,274
Parker Drilling Company (I)	29,715	193,742
PHI, Inc. (I)	3,333	148,552
Pioneer Energy Services Corp. (I)	15,506	271,975
RigNet, Inc. (I)	2,967	159,684
SEACOR Holdings, Inc. (I)	5,032	413,882

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Tesco Corp.	8,593	$183,375
TETRA Technologies, Inc. (I)	19,421	228,779
Vantage Drilling Company (I)	53,955	103,594
Willbros Group, Inc. (I)	10,004	123,549
		8,957,375
Oil, Gas & Consumable Fuels - 4.2%
Abraxas Petroleum Corp. (I)	20,724	129,732
Alon USA Energy, Inc.	6,720	83,597
Alpha Natural Resources, Inc. (I)(L)	54,975	203,957
American Eagle Energy Corp. (I)	8,616	51,610
Approach Resources, Inc. (I)(L)	9,752	221,663
Arch Coal, Inc. (L)	52,539	191,767
Ardmore Shipping Corp.	4,882	67,518
Bill Barrett Corp. (I)(L)	12,218	327,198
Bonanza Creek Energy, Inc. (I)	9,952	569,155
BPZ Resources, Inc. (I)(L)	30,934	95,277
Callon Petroleum Company (I)	10,436	121,579
Carrizo Oil & Gas, Inc. (I)	11,172	773,773
Clayton Williams Energy, Inc. (I)	1,455	199,873
Clean Energy Fuels Corp. (I)(L)	17,590	206,155
Cloud Peak Energy, Inc. (I)	14,883	274,145
Comstock Resources, Inc.	11,717	337,918
Contango Oil & Gas Company (I)	4,288	181,425
Delek US Holdings, Inc.	14,644	413,400
DHT Holdings, Inc.	17,755	127,836
Diamondback Energy, Inc. (I)	9,376	832,589
Dorian LPG, Ltd. (I)	2,001	46,003
Emerald Oil, Inc. (I)(L)	14,750	112,838
Energy XXI Bermuda, Ltd.	22,263	526,075
Equal Energy, Ltd.	10,278	55,707
Evolution Petroleum Corp.	5,476	59,962
EXCO Resources, Inc. (L)	37,977	223,685
Forest Oil Corp. (I)	31,642	72,144
Frontline, Ltd. (I)(L)	18,232	53,237
FX Energy, Inc. (I)(L)	14,708	53,096
GasLog, Ltd.	10,407	331,879
Gastar Exploration, Inc. (I)	13,903	121,095
Goodrich Petroleum Corp. (I)(L)	8,590	237,084
Green Plains Renewable Energy, Inc.	7,894	259,476
Halcon Resources Corp. (I)(L)	64,459	469,906
Harvest Natural Resources, Inc. (I)	11,401	56,891
Jones Energy, Inc., Class A (I)	3,040	62,320
Kodiak Oil & Gas Corp. (I)	65,444	952,210
Magnum Hunter Resources Corp. (I)	49,305	404,301
Matador Resources Company (I)	18,031	527,948
Midstates Petroleum Company, Inc. (I)(L)	9,775	70,673
Miller Energy Resources, Inc. (I)(L)	8,077	51,693
Navios Maritime Acquisition Corp.	22,282	82,666
Nordic American Tankers, Ltd.	22,035	209,994
Northern Oil and Gas, Inc. (I)(L)	15,167	247,070
Pacific Ethanol, Inc. (I)	5,200	79,508
Panhandle Oil and Gas, Inc., Class A	1,804	101,078
Parsley Energy, Inc. (I)	12,394	298,324
PDC Energy, Inc. (I)	8,774	554,078
Penn Virginia Corp. (I)(L)	16,176	274,183
Petroquest Energy, Inc. (I)	15,188	114,214
Quicksilver Resources, Inc. (I)(L)	32,239	86,078
Renewable Energy Group, Inc. (I)(L)	8,880	101,854
Resolute Energy Corp. (I)	19,510	168,566
REX American Resources Corp. (I)	1,563	114,584
Rex Energy Corp. (I)	11,875	210,306
Ring Energy, Inc. (I)	4,861	84,824
Rosetta Resources, Inc. (I)	15,107	828,619

109

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
RSP Permian, Inc. (I)(L)	5,445	$176,636
Sanchez Energy Corp. (I)(L)	11,285	424,203
Scorpio Tankers, Inc.	49,237	500,740
SemGroup Corp., Class A	10,458	824,613
Ship Finance International, Ltd. (L)	14,188	263,755
Solazyme, Inc. (I)(L)	19,097	224,963
Stone Energy Corp. (I)	13,811	646,217
Swift Energy Company (I)(L)	10,830	140,573
Synergy Resources Corp. (I)	16,535	219,089
Teekay Tankers, Ltd., Class A (L)	16,382	70,279
Transatlantic Petroleum Ltd. (I)	6,232	70,982
Triangle Petroleum Corp. (I)(L)	18,711	219,854
VAALCO Energy, Inc. (I)	12,736	92,081
W&T Offshore, Inc.	8,824	144,449
Warren Resources, Inc. (I)	19,323	119,803
Western Refining, Inc.	13,082	491,229
Westmoreland Coal Company (I)	3,428	124,368
		18,468,170
		27,425,545
Financials - 22.5%
Banks - 7.2%
1st Source Corp.	3,577	109,528
1st United Bancorp, Inc.	8,379	72,227
American National Bankshares, Inc.	2,671	58,041
Ameris Bancorp	6,419	138,394
Ames National Corp.	2,332	53,962
Arrow Financial Corp. (L)	3,168	82,178
Banc of California, Inc. (L)	7,900	86,110
BancFirst Corp.	1,585	98,112
Banco Latinoamericano de
Comercio Exterior SA	6,926	205,494
BancorpSouth, Inc.	23,134	568,402
Bank of Kentucky Financial Corp.	2,068	71,946
Bank of Marin Bancorp, Class A	1,803	82,199
Bank of the Ozarks, Inc.	9,629	322,090
Banner Corp.	4,827	191,294
BBCN Bancorp, Inc.	19,424	309,813
BNC Bancorp	5,441	92,878
Boston Private Financial Holdings, Inc.	19,382	260,494
Bridge Bancorp, Inc.	3,480	83,485
Bridge Capital Holdings (I)	2,879	69,701
Bryn Mawr Bank Corp.	3,722	108,385
Camden National Corp.	2,237	86,706
Capital Bank Financial Corp., Class A (I)	5,430	128,202
Cardinal Financial Corp.	8,100	149,526
Cascade Bancorp (I)	9,529	49,646
Cathay General Bancorp	19,568	500,158
Center Bancorp, Inc.	3,557	68,401
Centerstate Banks, Inc.	9,350	104,720
Central Pacific Financial Corp.	4,078	80,948
Chemical Financial Corp.	7,154	200,884
Citizens & Northern Corp.	3,384	65,954
City Holding Company (L)	3,796	171,276
CNB Financial Corp.	3,646	61,253
CoBiz Financial, Inc.	9,453	101,809
Columbia Banking System, Inc.	12,969	341,214
Community Bank Systems, Inc.	9,773	353,783
Community Trust Bancorp, Inc.	3,796	129,899
ConnectOne Bancorp, Inc. (I)	1,348	67,252
CU Bancorp (I)	3,250	61,978
Customers Bancorp, Inc. (I)	6,547	131,005
CVB Financial Corp.	26,053	417,630

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Eagle Bancorp, Inc. (I)	5,619	$189,641
Enterprise Financial Services Corp.	5,502	99,366
Fidelity Southern Corp. (L)	4,729	61,430
Financial Institutions, Inc.	3,790	88,762
First Bancorp North Carolina	5,413	99,329
First BanCorp Puerto Rico (I)	26,206	142,561
First Bancorp, Inc.	2,683	46,845
First Busey Corp.	19,022	110,518
First Business Financial Services, Inc.	1,266	59,540
First Citizens BancShares, Inc., Class A	1,754	429,730
First Commonwealth Financial Corp.	22,773	209,967
First Community Bancshares, Inc.	4,896	70,160
First Connecticut Bancorp, Inc.	4,929	79,110
First Financial Bancorp	14,089	242,472
First Financial Bankshares, Inc. (L)	15,229	477,734
First Financial Corp.	2,996	96,441
First Interstate Bancsystem, Inc.	4,412	119,918
First Merchants Corp.	8,834	186,751
First Midwest Bancorp, Inc.	18,251	310,815
First NBC Bank Holding Company (I)	3,777	126,567
FirstMerit Corp.	40,084	791,659
Flushing Financial Corp.	7,680	157,824
FNB Corp.	39,598	507,646
German American Bancorp, Inc.	3,276	88,714
Glacier Bancorp, Inc.	18,253	518,020
Great Southern Bancorp, Inc.	2,810	90,061
Hancock Holding Company	19,801	699,371
Hanmi Financial Corp.	7,886	166,237
Heartland Financial USA, Inc.	4,158	102,827
Heritage Commerce Corp.	6,006	49,069
Heritage Financial Corp.	7,772	125,051
Heritage Oaks Bancorp (I)	7,243	55,264
Home BancShares, Inc.	13,328	437,425
HomeTrust Bancshares, Inc. (I)	5,677	89,526
Horizon Bancorp	2,900	63,336
Hudson Valley Holding Corp.	4,147	74,853
Iberiabank Corp.	7,628	527,781
Independent Bank Corp.	6,236	80,257
Independent Bank Corp.	5,585	214,352
Independent Bank Group, Inc.	2,299	127,985
International Bancshares Corp.	13,319	359,613
Investors Bancorp, Inc.	86,525	956,101
Lakeland Bancorp, Inc.	8,605	92,934
Lakeland Financial Corp.	4,078	155,616
MainSource Financial Group, Inc.	5,559	95,893
MB Financial, Inc.	13,493	364,986
Mercantile Bank Corp.	4,542	103,921
Merchants Bancshares, Inc.	1,686	53,918
Metro Bancorp, Inc. (I)	3,958	91,509
MidSouth Bancorp, Inc.	2,549	50,700
MidWestOne Financial Group, Inc.	2,162	51,866
National Bank Holdings Corp., Class A	10,313	205,641
National Bankshares, Inc. (L)	1,829	56,498
National Penn Bancshares, Inc.	28,449	300,990
NBT Bancorp, Inc.	10,212	245,292
NewBridge Bancorp (I)	9,622	77,553
Northrim BanCorp, Inc.	2,353	60,166
OFG Bancorp	10,837	199,509
Old National Bancorp	25,698	366,967
OmniAmerican Bancorp, Inc.	3,293	82,325
Pacific Continental Corp.	5,245	72,014
Pacific Premier Bancorp, Inc. (I)	5,198	73,240
Park National Corp. (L)	3,125	241,250

110

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Park Sterling Corp.	12,689	$83,621
Penns Woods Bancorp, Inc.	1,613	75,972
Peoples Bancorp, Inc.	3,061	80,963
Peoples Financial Services Corp.	2,013	103,448
Pinnacle Financial Partners, Inc.	8,606	339,765
Preferred Bank (I)	3,300	78,012
PrivateBancorp, Inc.	17,658	513,141
Prosperity Bancshares, Inc.	16,728	1,047,173
Renasant Corp.	7,628	221,746
Republic Bancorp, Inc., Class A	2,643	62,692
Republic First Bancorp, Inc. (I)	9,163	46,182
S&T Bancorp, Inc.	7,249	180,138
Sandy Spring Bancorp, Inc.	6,301	156,958
Seacoast Banking Corp. of Florida (I)	6,053	65,796
Sierra Bancorp	3,853	60,877
Simmons First National Corp., Class A	4,056	159,766
South State Corp.	5,902	360,022
Southside Bancshares, Inc. (L)	4,827	139,790
Southwest Bancorp, Inc.	5,223	89,104
State Bank Financial Corp.	8,193	138,544
Sterling Bancorp	20,239	242,868
Stock Yards Bancorp, Inc.	3,983	119,092
Stonegate Bank	2,922	73,634
Suffolk Bancorp (I)	3,451	76,992
Sun Bancorp, Inc. (I)	11,915	47,779
Susquehanna Bancshares, Inc.	45,536	480,860
Talmer Bancorp, Inc., Class A (I)	4,591	63,310
Taylor Capital Group, Inc. (I)	4,432	94,756
Texas Capital Bancshares, Inc. (I)	10,514	567,230
The Bancorp, Inc. (I)	8,292	98,758
The First of Long Island Corp.	2,370	92,620
Tompkins Financial Corp.	3,595	173,207
TowneBank (L)	7,122	111,887
Trico Bancshares	4,407	101,978
TriState Capital Holdings, Inc. (I)	5,937	83,890
Trustmark Corp.	16,377	404,348
UMB Financial Corp.	9,045	573,363
Umpqua Holdings Corp.	40,377	723,556
Union Bankshares Corp.	11,223	287,870
United Bankshares, Inc.	16,778	542,433
United Community Banks, Inc.	12,399	202,972
Univest Corp. of Pennsylvania	4,565	94,496
Valley National Bancorp	46,938	465,156
ViewPoint Financial Group, Inc.	9,808	263,933
Washington Trust Bancorp, Inc.	3,644	133,990
Webster Financial Corp.	21,782	687,004
WesBanco, Inc.	6,188	192,076
West Bancorp, Inc.	3,996	60,859
WestAmerica Bancorp. (L)	6,342	331,560
Western Alliance Bancorp (I)	18,534	441,109
Wilshire Bancorp, Inc.	17,383	178,523
Wintrust Financial Corp.	11,217	515,982
Yadkin Financial Corp. (I)	4,050	76,302
		31,518,497
Capital Markets - 1.5%
Arlington Asset Investment Corp., Class A (L)	4,420	120,799
BGC Partners, Inc., Class A	43,011	320,002
Calamos Asset Management, Inc., Class A	5,110	68,423
Cohen & Steers, Inc. (L)	4,845	210,176
CorEnergy Infrastructure Trust, Inc.	9,207	68,224
Cowen Group, Inc., Class A (I)	29,939	126,343
Diamond Hill Investment Group, Inc.	779	99,494
Evercore Partners, Inc., Class A	8,115	467,749

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital Markets (continued)
FBR & Company (I)	2,529	$68,612
Financial Engines, Inc. (L)	12,730	576,414
FXCM, Inc., Class A (L)	11,304	169,108
GAMCO Investors, Inc., Class A	1,660	137,863
GFI Group, Inc.	20,596	68,379
Greenhill & Company, Inc. (L)	6,948	342,189
HFF, Inc., Class A	8,113	301,722
ICG Group, Inc. (I)	10,551	220,305
INTL. FCStone, Inc. (I)	4,129	82,250
Investment Technology Group, Inc. (I)	8,878	149,861
Janus Capital Group, Inc.	36,437	454,734
KCG Holdings, Inc., Class A (I)	13,142	156,127
Ladenburg Thalmann
Financial Services, Inc. (I)	26,053	82,067
Manning & Napier, Inc.	3,829	66,089
Marcus & Millichap, Inc. (I)	2,138	54,540
Moelis & Company (I)	1,887	63,422
Oppenheimer Holdings, Inc., Class A	2,798	67,124
Piper Jaffray Companies (I)	4,000	207,080
Safeguard Scientifics, Inc. (I)	5,302	110,229
Stifel Financial Corp. (I)	16,029	758,973
SWS Group, Inc. (I)	7,799	56,777
Virtus Investment Partners, Inc. (I)	1,753	371,198
Walter Investment Management Corp. (I)(L)	9,280	276,358
Westwood Holdings Group, Inc.	1,931	115,937
WisdomTree Investments, Inc. (I)(L)	26,719	330,247
		6,768,815
Consumer Finance - 0.7%
Cash America International, Inc.	6,888	306,034
Consumer Portfolio Services, Inc. (I)	6,133	46,733
Credit Acceptance Corp. (I)	1,693	208,408
Encore Capital Group, Inc. (I)(L)	6,347	288,281
Ezcorp, Inc., Class A (I)	13,204	152,506
First Cash Financial Services, Inc. (I)	7,177	413,323
Green Dot Corp., Class A (I)	7,722	146,564
Nelnet, Inc., Class A	5,160	213,779
Portfolio Recovery Associates, Inc. (I)	12,288	731,505
Regional Management Corp. (I)	2,979	46,085
Springleaf Holdings, Inc. (I)(L)	9,246	239,934
World Acceptance Corp. (I)(L)	2,062	156,630
		2,949,782
Diversified Financial Services - 0.2%
Gain Capital Holdings, Inc.	6,195	48,755
MarketAxess Holdings, Inc.	9,279	501,623
NewStar Financial, Inc. (I)	6,880	96,733
PHH Corp. (I)	14,082	323,604
PICO Holdings, Inc. (I)	5,877	139,638
		1,110,353
Insurance - 2.4%
Ambac Financial Group, Inc. (I)	11,188	305,544
American Equity Investment Life
Holding Company	18,357	451,582
AMERISAFE, Inc.	4,677	190,214
AmTrust Financial Services, Inc. (L)	7,381	308,600
Argo Group International Holdings, Ltd.	6,298	321,891
Atlas Financial Holdings, Inc. (I)	3,513	53,257
Baldwin & Lyons, Inc., Class B	2,948	76,471
Citizens, Inc. (I)(L)	9,777	72,350
CNO Financial Group, Inc.	53,469	951,748
Crawford & Company, Class B	7,283	73,413
eHealth, Inc. (I)	4,794	182,028

111

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
EMC Insurance Group, Inc.	1,505	$46,324
Employers Holdings, Inc.	7,804	165,289
Enstar Group, Ltd. (I)	2,041	307,640
FBL Financial Group, Inc., Class A	2,563	117,898
Federated National Holding Company	3,096	78,948
Fidelity & Guaranty Life	3,033	72,610
First American Financial Corp.	26,016	722,985
Global Indemnity PLC (I)	2,362	61,388
Greenlight Capital Re, Ltd., Class A (I)	6,957	229,164
HCI Group, Inc. (L)	2,318	94,111
Hilltop Holdings, Inc. (I)	16,770	356,530
Horace Mann Educators Corp.	9,935	310,667
Infinity Property & Casualty Corp.	2,876	193,353
Kansas City Life Insurance Company	1,304	59,306
Kemper Corp.	11,481	423,190
Maiden Holdings, Ltd.	12,393	149,831
Meadowbrook Insurance Group, Inc.	13,272	95,426
Montpelier Re Holdings, Ltd.	9,103	290,841
National General Holdings Corp.	8,963	155,956
National Interstate Corp.	1,931	54,107
National Western Life Insurance
Company, Class A	593	147,900
OneBeacon Insurance Group, Ltd., Class A	5,928	92,121
Platinum Underwriters Holdings, Ltd.	6,110	396,234
Primerica, Inc.	13,364	639,467
RLI Corp.	10,590	484,810
Safety Insurance Group, Inc.	3,169	162,823
Selective Insurance Group, Inc.	14,118	348,997
State Auto Financial Corp.	3,883	90,979
Stewart Information Services Corp.	5,256	162,989
Symetra Financial Corp.	18,465	419,894
The Navigators Group, Inc. (I)	2,566	172,050
The Phoenix Companies, Inc. (I)	1,600	77,424
Third Point Reinsurance, Ltd. (I)	13,803	210,634
United Fire Group, Inc.	5,182	151,936
United Insurance Holdings Corp.	4,490	77,497
Universal Insurance Holdings, Inc.	7,898	102,437
		10,710,854
Real Estate Investment Trusts - 8.1%
Acadia Realty Trust	14,154	397,586
AG Mortgage Investment Trust, Inc.	6,810	128,913
Agree Realty Corp.	4,018	121,464
Alexander’s, Inc.	523	193,233
Altisource Residential Corp., Class B	14,064	366,086
American Assets Trust, Inc.	8,949	309,188
American Capital Mortgage Investment Corp.	12,269	245,625
American Realty Capital Healthcare Trust, Inc.	41,431	451,184
American Residential Properties, Inc. (I)	8,035	150,656
AmREIT, Inc.	5,629	103,011
Anworth Mortgage Asset Corp.	28,807	148,644
Apollo Commercial Real Estate Finance, Inc.	10,639	175,437
Apollo Residential Mortgage, Inc.	7,852	131,285
Ares Commercial Real Estate Corp.	7,746	96,128
Armada Hoffler Properties, Inc.	6,899	66,782
ARMOUR Residential REIT, Inc.	86,748	375,619
Ashford Hospitality Prime, Inc.	6,767	116,122
Ashford Hospitality Trust, Inc.	17,430	201,142
Associated Estates Realty Corp.	14,050	253,181
Aviv REIT, Inc.	5,107	143,864
Campus Crest Communities, Inc.	16,117	139,573
Capstead Mortgage Corp.	22,315	293,442
CaretTust REIIT, Inc. (I)	5,293	104,801
Catchmark Timber Trust, Inc., Class A	3,948	53,969

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Cedar Realty Trust, Inc.	21,157	$132,231
Chambers Street Properties	57,631	463,353
Chatham Lodging Trust	6,829	149,555
Chesapeake Lodging Trust	12,533	378,873
Colony Financial, Inc.	22,380	519,664
CoreSite Realty Corp.	5,200	171,964
Cousins Properties, Inc.	48,310	601,460
CubeSmart	35,397	648,473
CyrusOne, Inc.	4,934	122,857
CYS Investments, Inc.	39,203	353,611
DCT Industrial Trust, Inc.	79,585	653,393
DiamondRock Hospitality Company	47,865	613,629
DuPont Fabros Technology, Inc.	15,474	417,179
Dynex Capital, Inc.	13,856	122,626
EastGroup Properties, Inc.	7,564	485,836
Education Realty Trust, Inc.	28,428	305,317
Empire State Realty Trust, Inc., Class A	22,757	375,491
EPR Properties	12,575	702,565
Equity One, Inc.	14,923	352,034
Excel Trust, Inc.	12,433	165,732
FelCor Lodging Trust, Inc.	31,179	327,691
First Industrial Realty Trust, Inc.	27,327	514,841
First Potomac Realty Trust	14,823	194,478
Franklin Street Properties Corp.	22,800	286,824
Getty Realty Corp.	6,775	129,267
Gladstone Commercial Corp.	6,144	109,793
Glimcher Realty Trust	36,090	390,855
Government Properties Income Trust	13,216	335,554
Gramercy Property Trust, Inc.	29,322	177,398
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	5,892	84,491
Hatteras Financial Corp.	23,167	458,938
Healthcare Realty Trust, Inc.	23,227	590,430
Hersha Hospitality Trust	50,270	337,312
Highwoods Properties, Inc.	21,609	906,498
Hudson Pacific Properties, Inc.	13,786	349,337
Inland Real Estate Corp.	21,052	223,783
Invesco Mortgage Capital, Inc.	29,353	509,568
Investors Real Estate Trust	26,647	245,419
iStar Financial, Inc. (I)	21,034	315,089
Kite Realty Group Trust	32,746	201,060
LaSalle Hotel Properties	25,524	900,742
Lexington Realty Trust	49,912	549,531
LTC Properties, Inc.	8,552	333,870
Mack-Cali Realty Corp.	21,578	463,495
Medical Properties Trust, Inc.	41,972	555,709
Monmouth Real Estate
Investment Corp., Class A	14,852	149,114
National Health Investments, Inc.	8,028	502,232
New Residential Investment Corp.	68,365	430,700
New York Mortgage Trust, Inc.	22,845	178,419
New York REIT, Inc.	42,534	470,426
One Liberty Properties, Inc.	3,931	83,888
Owens Realty Mortgage, Inc.	3,372	65,585
Parkway Properties, Inc.	17,658	364,638
Pebblebrook Hotel Trust	15,775	583,044
Pennsylvania Real Estate Investment Trust	17,073	321,314
PennyMac Mortgage Investment Trust	17,877	392,221
Physicians Realty Trust	8,956	128,877
Potlatch Corp.	10,018	414,745
PS Business Parks, Inc.	4,690	391,568
QTS Realty Trust, Inc., Class A	3,046	87,207
RAIT Financial Trust	20,490	169,452

112

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Ramco-Gershenson Properties Trust	16,539	$274,878
Redwood Trust, Inc.	20,274	394,735
Resource Capital Corp.	31,102	175,104
Retail Opportunity Investments Corp.	18,180	285,971
Rexford Industrial Realty, Inc.	8,014	114,119
RLJ Lodging Trust	31,830	919,569
Rouse Properties, Inc.	9,332	159,671
Ryman Hospitality Properties	10,533	507,164
Sabra Health Care REIT, Inc.	11,608	333,266
Saul Centers, Inc.	2,501	121,549
Select Income REIT	8,658	256,623
Silver Bay Realty Trust Corp.	9,544	155,758
Sovran Self Storage, Inc.	7,845	606,026
STAG Industrial, Inc.	12,606	302,670
Starwood Waypoint Residential Trust (I)	9,522	249,572
Strategic Hotels & Resorts, Inc. (I)	60,988	714,169
Summit Hotel Properties, Inc.	21,161	224,307
Sun Communities, Inc.	10,107	503,733
Sunstone Hotel Investors, Inc.	44,694	667,281
Terreno Realty Corp.	8,574	165,735
The Geo Group, Inc.	17,548	626,990
UMH Properties, Inc.	7,552	75,747
Universal Health Realty Income Trust	3,281	142,658
Urstadt Biddle Properties, Inc., Class A	6,402	133,674
Washington Real Estate Investment Trust	15,868	412,251
Western Asset Mortgage Capital Corp.	10,184	144,307
Whitestone REIT	6,868	102,402
Winthrop Realty Trust	9,379	143,968
		35,642,078
Real Estate Management & Development - 0.6%
Alexander & Baldwin, Inc.	12,022	498,312
Altisource Asset Management Corp. (I)	348	251,625
Altisource Portfolio Solutions SA (I)	3,589	411,228
AV Homes, Inc. (I)	3,386	55,361
Consolidated-Tomoka Land Company	1,269	58,247
Forestar Group, Inc. (I)	8,712	166,312
Kennedy-Wilson Holdings, Inc.	17,728	475,465
RE/MAX Holdings, Inc., Class A	2,884	85,338
Tejon Ranch Company (I)	3,512	113,051
The St. Joe Company (I)	15,527	394,852
		2,509,791
Thrifts & Mortgage Finance - 1.8%
Astoria Financial Corp.	20,631	277,487
Bank Mutual Corp.	13,536	78,509
BankFinancial Corp.	5,585	62,329
BBX Capital Corp., Class A (I)	2,406	43,308
Beneficial Mutual Bancorp, Inc. (I)	7,104	96,330
Berkshire Hills Bancorp, Inc.	6,244	144,986
BofI Holding, Inc. (I)	3,503	257,365
Brookline Bancorp, Inc.	17,942	168,117
Capitol Federal Financial, Inc.	33,817	411,215
Charter Financial Corp.	6,498	72,128
Clifton Bancorp, Inc.	7,069	89,564
Dime Community Bancshares, Inc.	8,531	134,704
ESB Financial Corp.	3,609	46,700
Essent Group, Ltd. (I)	10,216	205,239
EverBank Financial Corp.	21,615	435,758
Federal Agricultural Mortgage Corp., Class C	2,804	87,148
First Defiance Financial Corp.	2,634	75,596
First Financial Northwest, Inc.	4,536	49,306
Flagstar Bancorp, Inc. (I)	4,979	90,120
Fox Chase Bancorp, Inc.	3,974	67,002

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Franklin Financial Corp. (I)	2,811	$60,999
Home Loan Servicing Solutions, Ltd. (L)	17,487	397,480
HomeStreet, Inc.	4,184	76,860
Kearny Financial Corp. (I)	3,634	55,019
Ladder Capital Corp., Class A (I)	3,929	70,997
Meridian Interstate Bancorp, Inc. (I)	2,155	55,340
Meta Financial Group, Inc.	1,783	71,320
MGIC Investment Corp. (I)	83,567	772,159
NMI Holdings, Inc., Class A (I)	12,943	135,902
Northfield Bancorp, Inc.	13,124	172,056
Northwest Bancshares, Inc.	21,834	296,287
OceanFirst Financial Corp.	3,807	63,044
Oritani Financial Corp.	11,628	178,955
PennyMac Financial Services, Inc. (I)	3,721	56,522
Provident Financial Services, Inc.	14,620	253,218
Radian Group, Inc. (L)	47,064	697,018
Stonegate Mortgage Corp. (I)	3,864	53,903
Territorial Bancorp, Inc.	2,644	55,207
Tree.com, Inc. (I)	1,932	56,298
TrustCo Bank Corp.	23,859	159,378
United Community Financial Corp. (I)	14,477	59,790
United Financial Bancorp, Inc.	13,343	180,798
Walker & Dunlop, Inc. (I)	4,977	70,225
Washington Federal, Inc.	24,300	545,049
Waterstone Financial, Inc.	8,688	99,130
WSFS Financial Corp.	2,296	169,146
		7,755,011
		98,965,181
Health Care - 13.0%
Biotechnology - 5.0%
ACADIA Pharmaceuticals, Inc. (I)(L)	19,614	443,080
Acceleron Pharma, Inc. (I)(L)	4,169	141,621
Achillion Pharmaceuticals, Inc. (I)(L)	24,735	187,244
Acorda Therapeutics, Inc. (I)	10,359	349,202
Aegerion Pharmaceuticals, Inc. (I)(L)	7,353	235,958
Agenus, Inc. (I)	17,047	54,891
Agios Pharmaceuticals, Inc. (I)	3,393	155,467
Akebia Therapeutics, Inc. (I)	2,078	57,748
AMAG Pharmaceuticals, Inc. (I)	5,551	115,017
Anacor Pharmaceuticals, Inc. (I)(L)	8,258	146,414
Arena Pharmaceuticals, Inc. (I)(L)	54,521	319,493
ARIAD Pharmaceuticals, Inc. (I)	41,067	261,597
Array BioPharma, Inc. (I)(L)	32,545	148,405
Arrowhead Research Corp. (I)	12,955	185,386
Auspex Pharmaceuticals, Inc. (I)	2,162	48,148
BioCryst Pharmaceuticals, Inc. (I)	17,516	223,329
BioTime, Inc. (I)(L)	15,148	46,201
Bluebird Bio, Inc. (I)	4,841	186,717
Celldex Therapeutics, Inc. (I)(L)	22,178	361,945
Cepheid, Inc. (I)	17,169	823,082
Chelsea Therapeutics International Ltd. (I)	21,039	1,683
Chimerix, Inc. (I)	6,791	148,995
Clovis Oncology, Inc. (I)	6,163	255,210
CTI BioPharma Corp. (I)(L)	35,151	98,774
Cytokinetics, Inc. (I)	9,188	43,919
Cytori Therapeutics, Inc. (I)(L)	20,436	48,842
CytRx Corp. (I)	14,681	61,367
Dendreon Corp. (I)(L)	41,134	94,608
Durata Therapeutics, Inc. (I)	4,103	69,874
Dyax Corp. (I)	33,869	325,142
Dynavax Technologies Corp. (I)	68,306	109,290
Emergent Biosolutions, Inc. (I)	7,286	163,644

113

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Enanta Pharmaceuticals, Inc. (I)(L)	2,611	$112,456
Epizyme, Inc. (I)(L)	3,263	101,545
Exact Sciences Corp. (I)(L)	20,543	349,847
Exelixis, Inc. (I)(L)	48,686	165,046
Five Prime Therapeutics, Inc. (I)	4,549	70,737
Foundation Medicine, Inc. (I)	3,609	97,299
Galectin Therapeutics, Inc. (I)	4,769	65,860
Galena Biopharma, Inc. (I)(L)	30,879	94,490
Genomic Health, Inc. (I)(L)	4,290	117,546
Geron Corp. (I)(L)	40,528	130,095
Halozyme Therapeutics, Inc. (I)(L)	25,907	255,961
Heron Therapeutics, Inc. (I)	5,488	67,612
Hyperion Therapeutics, Inc. (I)(L)	3,493	91,167
Idenix Pharmaceuticals, Inc. (I)(L)	29,074	700,683
Idera Pharmaceuticals, Inc. (I)	16,217	47,029
ImmunoGen, Inc. (I)(L)	21,760	257,856
Immunomedics, Inc. (I)(L)	21,993	80,274
Infinity Pharmaceuticals, Inc. (I)	12,513	159,416
Inovio Pharmaceuticals, Inc. (I)	15,064	162,842
Insmed, Inc. (I)	9,880	197,402
Insys Therapeutics, Inc. (I)(L)	2,545	79,480
InterMune, Inc. (I)	24,362	1,075,582
Intrexon Corp. (I)(L)	8,871	222,928
Ironwood Pharmaceuticals, Inc. (I)	29,709	455,439
Isis Pharmaceuticals, Inc. (I)(L)	28,973	998,120
Karyopharm Therapeutics, Inc. (I)(L)	3,124	145,422
Keryx Biopharmaceuticals, Inc. (I)(L)	22,699	349,111
Kindred Biosciences, Inc. (I)	2,840	52,938
Kythera Biopharmaceuticals, Inc. (I)(L)	4,395	168,636
Lexicon Pharmaceuticals, Inc. (I)(L)	58,065	93,485
Ligand Pharmaceuticals, Inc. (I)	5,122	319,049
MacroGenics, Inc. (I)	5,066	110,084
MannKind Corp. (I)(L)	56,351	619,297
Merrimack Pharmaceuticals, Inc. (I)(L)	24,477	178,437
MiMedx Group, Inc. (I)(L)	23,674	167,849
Mirati Therapeutics, Inc. (I)	2,059	41,180
Momenta Pharmaceuticals, Inc. (I)	12,181	147,146
Nanoviricides, Inc. (I)	11,347	47,657
Navidea Biopharmaceuticals, Inc. (I)(L)	41,748	61,787
Neostem, Inc. (I)	7,070	46,096
Neurocrine Biosciences, Inc. (I)	18,827	279,393
NewLink Genetics Corp. (I)(L)	5,006	132,909
Northwest Biotherapeutics, Inc. (I)	9,261	62,141
Novavax, Inc. (I)(L)	52,116	240,776
NPS Pharmaceuticals, Inc. (I)	26,224	866,703
OncoMed Pharmaceuticals, Inc. (I)	3,257	75,888
Oncothyreon, Inc. (I)	19,275	62,451
Ophthotech Corp. (I)	3,476	147,070
OPKO Health, Inc. (I)(L)	48,764	431,074
Orexigen Therapeutics, Inc. (I)(L)	29,295	181,043
Organovo Holdings, Inc. (I)	15,799	131,922
Osiris Therapeutics, Inc. (I)(L)	4,938	77,132
PDL BioPharma, Inc. (L)	39,586	383,192
Peregrine Pharmaceuticals, Inc. (I)(L)	46,654	87,710
Portola Pharmaceuticals, Inc. (I)	9,173	267,668
Progenics Pharmaceuticals, Inc. (I)	18,535	79,886
Prothena Corp. PLC (I)	5,570	125,604
PTC Therapeutics, Inc. (I)	5,598	146,332
Puma Biotechnology, Inc. (I)(L)	5,749	379,434
Raptor Pharmaceutical Corp. (I)(L)	15,849	183,056
Receptos, Inc. (I)	3,872	164,947
Repligen Corp. (I)	8,038	183,186
Retrophin, Inc. (I)(L)	5,561	65,286

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Rigel Pharmaceuticals, Inc. (I)	22,445	$81,475
Sangamo BioSciences, Inc. (I)	16,861	257,467
Sarepta Therapeutics, Inc. (I)(L)	10,099	300,849
Spectrum Pharmaceuticals, Inc. (I)(L)	16,672	135,543
Stemline Therapeutics, Inc. (I)	3,282	48,147
Sunesis Pharmaceuticals, Inc. (I)(L)	12,929	84,297
Synageva BioPharma Corp. (I)(L)	5,291	554,497
Synergy Pharmaceuticals, Inc. (I)(L)	24,478	99,625
Synta Pharmaceuticals Corp. (I)(L)	15,571	63,685
TESARO, Inc. (I)	4,891	152,159
TG Therapeutics, Inc. (I)(L)	6,323	59,373
Threshold Pharmaceuticals, Inc. (I)	14,694	58,188
Trius Therapeutics, Inc. (I)(L)	10,401	1,144
Ultragenyx Pharmaceutical, Inc. (I)(L)	1,721	77,256
Vanda Pharmaceuticals, Inc. (I)(L)	8,544	138,242
Verastem, Inc. (I)(L)	6,040	54,722
Versartis, Inc. (I)	1,876	52,603
Xencor, Inc. (I)	4,051	47,073
XOMA Corp. (I)	21,563	98,974
ZIOPHARM Oncology, Inc. (I)(L)	21,250	85,638
		21,822,939
Health Care Equipment & Supplies - 3.0%
Abaxis, Inc. (L)	5,564	246,541
ABIOMED, Inc. (I)(L)	9,844	247,478
Accuray, Inc. (I)(L)	19,503	171,626
Analogic Corp.	3,053	238,867
AngioDynamics, Inc. (I)	6,428	104,969
Anika Therapeutics, Inc. (I)	3,598	166,695
Antares Pharma, Inc. (I)(L)	29,979	80,044
AtriCure, Inc. (I)	7,056	129,689
Atrion Corp.	385	125,510
Cantel Medical Corp.	8,383	306,985
Cardiovascular Systems, Inc. (I)	6,965	217,029
Cerus Corp. (I)(L)	19,658	81,581
CONMED Corp.	6,648	293,509
CryoLife, Inc.	8,161	73,041
Cyberonics, Inc. (I)	6,616	413,235
Cynosure, Inc., Class A (I)	5,653	120,126
Derma Sciences, Inc. (I)	6,139	70,967
DexCom, Inc. (I)	18,481	732,956
Endologix, Inc. (I)	16,139	245,474
Exactech, Inc. (I)	2,735	69,004
GenMark Diagnostics, Inc. (I)(L)	10,669	144,352
Globus Medical, Inc., Class A (I)	16,130	385,830
Greatbatch, Inc. (I)	6,058	297,205
Haemonetics Corp. (I)	12,760	450,173
HeartWare International, Inc. (I)	4,190	370,815
ICU Medical, Inc. (I)	3,248	197,511
Insulet Corp. (I)	13,702	543,558
Integra LifeSciences Holdings Corp. (I)	6,141	288,995
Invacare Corp.	7,943	145,913
LDR Holding Corp. (I)	4,227	105,717
Masimo Corp. (I)	11,973	282,563
Meridian Bioscience, Inc. (L)	10,310	212,798
Merit Medical Systems, Inc. (I)	10,786	162,869
Natus Medical, Inc. (I)	8,007	201,296
Neogen Corp. (I)	9,052	366,334
NuVasive, Inc. (I)	11,522	409,838
NxStage Medical, Inc. (I)	15,334	220,350
OraSure Technologies, Inc. (I)	14,603	125,732
Orthofix International NV (I)	4,593	166,496
Oxford Immunotec Global PLC (I)	3,622	60,958
PhotoMedex, Inc. (I)(L)	3,832	46,942

114

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Quidel Corp. (I)(L)	7,037	$155,588
Rockwell Medical Technologies, Inc. (I)(L)	10,160	121,818
RTI Surgical, Inc. (I)	15,845	68,926
Spectranetics Corp. (I)	10,376	237,403
STAAR Surgical Company (I)	9,672	162,490
STERIS Corp.	14,424	771,396
SurModics, Inc. (I)	3,950	84,609
Symmetry Medical, Inc. (I)	10,228	90,620
Thoratec Corp. (I)	13,938	485,879
Tornier NV (I)	8,825	206,329
Transenterix, Inc. (I)	7,782	39,221
Unilife Corp. (I)(L)	26,978	79,855
Utah Medical Products, Inc.	1,162	59,773
Vascular Solutions, Inc. (I)	4,495	99,744
Volcano Corp. (I)	12,871	226,658
West Pharmaceutical Services, Inc.	17,277	728,744
Wright Medical Group, Inc. (I)	12,335	387,319
Zeltiq Aesthetics, Inc. (I)	7,398	112,376
		13,440,319
Health Care Providers & Services - 2.3%
Acadia Healthcare Company, Inc. (I)	8,971	408,181
Air Methods Corp. (I)(L)	9,675	499,714
Almost Family, Inc. (I)	2,256	49,812
Amedisys, Inc. (I)(L)	7,064	118,251
AMN Healthcare Services, Inc. (I)	11,529	141,807
Amsurg Corp. (I)	8,093	368,798
Bio-Reference Labs, Inc. (I)	6,058	183,073
BioScrip, Inc. (I)	17,361	144,791
BioTelemetry, Inc. (I)	6,998	50,176
Capital Senior Living Corp. (I)	7,298	173,984
Chemed Corp. (L)	4,224	395,873
Chindex International, Inc. (I)	3,596	85,189
Corvel Corp. (I)	2,769	125,103
Cross Country Healthcare, Inc. (I)	8,584	55,968
Emeritus Corp. (I)	9,362	296,307
ExamWorks Group, Inc. (I)	8,615	273,354
Five Star Quality Care, Inc. (I)	11,464	57,435
Gentiva Health Services, Inc. (I)	8,101	122,001
Hanger, Inc. (I)	8,703	273,709
HealthSouth Corp.	21,489	770,810
Healthways, Inc. (I)(L)	7,926	139,022
IPC The Hospitalist Company, Inc. (I)	4,261	188,421
Kindred Healthcare, Inc.	13,442	310,510
Landauer, Inc.	2,462	103,404
LHC Group, Inc. (I)	3,412	72,914
Magellan Health Services, Inc. (I)	6,700	417,008
Molina Healthcare, Inc. (I)	7,412	330,798
MWI Veterinary Supply, Inc. (I)	3,158	448,404
National Healthcare Corp.	2,551	143,596
Owens & Minor, Inc.	15,131	514,151
PharMerica Corp. (I)	7,497	214,339
RadNet, Inc. (I)	8,827	58,523
Select Medical Holdings Corp.	19,426	303,046
Surgical Care Affiliates, Inc. (I)	3,142	91,369
Team Health Holdings, Inc. (I)	17,209	859,417
The Ensign Group, Inc.	5,018	155,959
The Providence Service Corp. (I)	2,962	108,380
Triple-S Management Corp., Class B (I)	6,220	111,525
Universal American Corp.	10,678	88,948
US Physical Therapy, Inc.	3,231	110,468
WellCare Health Plans, Inc. (I)	10,739	801,774
		10,166,312

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health Care Technology - 0.5%
Castlight Health, Inc., B Shares (I)	3,622	$55,054
Computer Programs & Systems, Inc.	2,723	173,183
HealthStream, Inc. (I)	5,335	129,641
HMS Holdings Corp. (I)	21,687	442,632
MedAssets, Inc. (I)	15,128	345,524
Medidata Solutions, Inc. (I)	13,348	571,428
Merge Healthcare, Inc. (I)	21,633	49,107
Omnicell, Inc. (I)	8,864	254,485
Quality Systems, Inc.	12,428	199,469
Vocera Communications, Inc. (I)	5,960	78,672
		2,299,195
Life Sciences Tools & Services - 0.5%
Accelerate Diagnostics, Inc. (I)	5,707	148,382
Affymetrix, Inc. (I)(L)	18,418	164,104
Albany Molecular Research, Inc. (I)	5,958	119,875
Cambrex Corp. (I)	7,538	156,037
Enzo Biochem, Inc. (I)	9,550	50,138
Fluidigm Corp. (I)	7,003	205,888
Furiex Pharmaceuticals, Inc. (I)	1,752	186,027
Luminex Corp. (I)	9,472	162,445
Pacific Biosciences of California, Inc. (I)(L)	14,819	91,581
PAREXEL International Corp. (I)	13,970	738,175
Sequenom, Inc. (I)(L)	30,096	116,472
		2,139,124
Pharmaceuticals - 1.7%
AcelRx Pharmaceuticals, Inc. (I)(L)	6,546	67,097
Aerie Pharmaceuticals, Inc. (I)(L)	2,751	68,142
Akorn, Inc. (I)	15,333	509,822
Alimera Sciences, Inc. (I)	7,220	43,176
Ampio Pharmaceuticals, Inc. (I)(L)	10,397	86,815
ANI Pharmaceuticals, Inc. (I)	1,823	62,784
Aratana Therapeutics, Inc. (I)	6,313	98,546
Auxilium Pharmaceuticals, Inc. (I)(L)	12,371	248,162
AVANIR Pharmaceuticals, Inc., Class A (I)	39,880	224,923
Bio-Path Holdings, Inc. (I)	19,585	59,734
BioDelivery Sciences International, Inc. (I)(L)	10,599	127,930
Cempra, Inc. (I)(L)	6,142	65,904
Depomed, Inc. (I)	14,444	200,772
Endocyte, Inc. (I)(L)	9,708	63,976
Forest Laboratories, Inc. (I)	3,580	0
Horizon Pharma, Inc. (I)(L)	16,207	256,395
Impax Laboratories, Inc. (I)	17,169	514,898
Intra-Cellular Therapies, Inc. (I)	4,379	73,830
Lannett Company, Inc. (I)	6,334	314,293
Nektar Therapeutics (I)	31,471	403,458
Omeros Corp. (I)(L)	8,588	149,431
Pacira Pharmaceuticals, Inc. (I)(L)	8,779	806,439
Pain Therapeutics, Inc. (I)	10,145	58,334
Pernix Therapeutics Holdings (I)	8,582	77,066
Phibro Animal Health Corp. (I)	4,134	90,741
POZEN, Inc. (I)	7,533	62,750
Prestige Brands Holdings, Inc. (I)	12,753	432,199
Relypsa, Inc. (I)	4,247	103,287
Repros Therapeutics, Inc. (I)	6,043	104,544
Revance Therapeutics, Inc. (I)(L)	1,800	61,200
Sagent Pharmaceuticals, Inc. (I)	5,525	142,877
SciClone Pharmaceuticals, Inc. (I)	14,386	75,670
Supernus Pharmaceuticals, Inc. (I)	7,650	83,768
Tetraphase Pharmaceuticals, Inc. (I)	5,973	80,576
The Medicines Company (I)	15,955	463,652
TherapeuticsMD, Inc. (I)(L)	25,397	112,255
Theravance Biopharma, Inc. (I)	5,637	179,708

115

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Theravance, Inc. (I)	20,374	$606,738
Vivus, Inc. (I)(L)	22,637	120,429
XenoPort, Inc. (I)	15,536	75,039
Zogenix, Inc. (I)	32,351	65,026
		7,442,386
		57,310,275
Industrials - 13.9%
Aerospace & Defense - 1.6%
AAR Corp.	9,779	269,509
Aerovironment, Inc. (I)	4,737	150,637
American Science & Engineering, Inc.	1,970	137,092
Astronics Corp. (I)	3,959	223,486
Cubic Corp.	5,058	225,132
Curtiss-Wright Corp.	11,828	775,444
DigitalGlobe, Inc. (I)	18,633	517,997
Ducommun, Inc. (I)	3,030	79,174
Engility Holdings, Inc. (I)	4,305	164,709
Esterline Technologies Corp. (I)	7,806	898,627
GenCorp, Inc. (I)(L)	14,884	284,284
HEICO Corp.	16,426	853,166
Kratos Defense & Security Solutions, Inc. (I)	11,982	93,460
Moog, Inc., Class A (I)	10,901	794,574
National Presto Industries, Inc. (L)	1,225	89,229
Orbital Sciences Corp. (I)	15,015	443,693
Sparton Corp. (I)	2,681	74,371
Taser International, Inc. (I)	13,487	179,377
Teledyne Technologies, Inc. (I)	9,179	891,923
The KEYW Holding Corp. (I)(L)	8,411	105,726
		7,251,610
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (I)	13,555	113,455
Atlas Air Worldwide Holdings, Inc. (I)	6,344	233,776
Echo Global Logistics, Inc. (I)	6,005	115,116
Forward Air Corp.	7,801	373,278
Hub Group, Inc., Class A (I)	9,100	458,640
Park-Ohio Holdings Corp.	2,230	129,585
UTi Worldwide, Inc.	22,657	234,273
XPO Logistics, Inc. (I)	13,010	372,346
		2,030,469
Airlines - 0.3%
Allegiant Travel Company	3,363	396,061
Hawaiian Holdings, Inc. (I)(L)	11,309	155,046
JetBlue Airways Corp. (I)	60,777	659,430
Republic Airways Holdings, Inc. (I)	12,497	135,467
SkyWest, Inc.	12,891	157,528
		1,503,532
Building Products - 0.7%
AAON, Inc.	6,990	234,305
American Woodmark Corp. (I)	3,193	101,761
Apogee Enterprises, Inc.	7,228	251,968
Builders FirstSource, Inc. (I)	12,226	91,450
Continental Building Products, Inc. (I)	3,189	49,111
Gibraltar Industries, Inc. (I)	8,012	124,266
Griffon Corp.	10,212	126,629
Insteel Industries, Inc.	4,847	95,244
Masonite International Corp. (I)	7,193	404,678
NCI Building Systems, Inc. (I)	7,013	136,263
Nortek, Inc. (I)(L)	2,252	202,140
Patrick Industries, Inc. (I)	2,121	98,817
PGT, Inc. (I)	12,417	105,172

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Building Products (continued)
Ply Gem Holdings, Inc. (I)	5,942	$60,014
Quanex Building Products Corp.	9,258	165,440
Simpson Manufacturing Company, Inc.	10,120	367,963
Trex Company, Inc. (I)(L)	8,275	238,486
Universal Forest Products, Inc.	4,965	239,661
		3,093,368
Commercial Services & Supplies - 2.1%
ABM Industries, Inc.	13,670	368,817
ACCO Brands Corp. (I)	28,088	180,044
ARC Document Solutions, Inc. (I)	11,844	69,406
Brady Corp., Class A	11,982	357,902
Casella Waste Systems, Inc., Class A (I)	12,156	60,902
Ceco Environmental Corp. (L)	5,824	90,796
Cenveo, Inc. (I)(L)	15,922	59,071
Civeo Corp. (I)	22,974	575,039
Deluxe Corp.	12,214	715,496
Ennis, Inc.	6,650	101,479
G&K Services, Inc., Class A	4,841	252,071
Healthcare Services Group, Inc. (L)	17,231	507,281
Heritage-Crystal Clean, Inc. (I)	2,767	54,316
Herman Miller, Inc.	14,501	438,510
HNI Corp.	11,020	430,992
InnerWorkings, Inc. (I)	9,912	84,252
Interface, Inc.	16,403	309,033
Kimball International, Inc., Class B	8,603	143,842
Knoll, Inc.	12,020	208,307
McGrath RentCorp.	6,351	233,399
Mobile Mini, Inc.	11,481	549,825
MSA Safety, Inc.	7,230	415,580
Multi-Color Corp.	3,284	131,393
Performant Financial Corp. (I)	7,778	78,558
Quad/Graphics, Inc.	6,973	155,986
Schawk, Inc.	3,223	65,620
SP Plus Corp. (I)	4,173	89,260
Steelcase, Inc., Class A	20,142	304,748
Team, Inc. (I)	5,005	205,305
Tetra Tech, Inc.	15,908	437,470
The Brink’s Company	11,856	334,576
UniFirst Corp.	3,563	377,678
United Stationers, Inc.	9,617	398,817
US Ecology, Inc.	5,333	261,050
Viad Corp.	5,137	122,466
West Corp.	9,512	254,922
		9,424,209
Construction & Engineering - 0.8%
Aegion Corp. (I)	9,401	218,761
Argan, Inc.	3,213	119,813
Comfort Systems USA, Inc.	9,391	148,378
Dycom Industries, Inc. (I)	8,301	259,904
EMCOR Group, Inc.	16,346	727,887
Furmanite Corp. (I)	9,669	112,547
Granite Construction, Inc.	9,618	346,056
Great Lakes Dredge & Dock Corp. (I)	15,169	121,200
Layne Christensen Company (I)(L)	5,479	72,871
MasTec, Inc. (I)	15,203	468,556
MYR Group, Inc. (I)	5,415	137,162
Northwest Pipe Company (I)	2,548	102,761
Orion Marine Group, Inc. (I)	7,334	79,427
Pike Corp. (I)	7,737	69,324
Primoris Services Corp.	9,527	274,759
Sterling Construction Company, Inc. (I)	5,338	50,070

116

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Construction & Engineering (continued)
Tutor Perini Corp. (I)	9,118	$289,405
		3,598,881
Electrical Equipment - 1.1%
AZZ, Inc.	6,380	293,990
Capstone Turbine Corp. (I)(L)	83,427	125,975
Encore Wire Corp.	5,174	253,733
EnerSys, Inc.	11,385	783,174
Franklin Electric Company, Inc.	11,724	472,829
FuelCell Energy, Inc. (I)(L)	55,871	134,090
Generac Holdings, Inc. (I)	16,858	821,659
General Cable Corp.	11,892	305,149
Global Power Equipment Group, Inc.	5,073	81,980
GrafTech International, Ltd. (I)	28,896	302,252
LSI Industries, Inc.	6,547	52,245
Plug Power, Inc. (I)	41,283	193,204
Polypore International, Inc. (I)	11,032	526,557
Powell Industries, Inc.	2,366	154,689
Power Solutions International, Inc. (I)	1,160	83,485
PowerSecure International, Inc. (I)(L)	6,035	58,781
Thermon Group Holdings, Inc. (I)	8,057	212,060
		4,855,852
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	9,096	301,441
Machinery - 3.4%
Accuride Corp. (I)	11,435	55,917
Actuant Corp., Class A	17,187	594,155
Alamo Group, Inc.	1,840	99,526
Albany International Corp., Class A	6,830	259,267
Altra Industrial Motion Corp.	6,716	244,395
American Railcar Industries, Inc. (L)	2,346	158,988
Astec Industries, Inc.	4,621	202,769
Barnes Group, Inc.	13,323	513,468
Blount International, Inc. (I)	12,507	176,474
Briggs & Stratton Corp. (L)	11,651	238,379
Chart Industries, Inc. (I)	7,501	620,633
CIRCOR International, Inc.	4,309	332,353
CLARCOR, Inc.	12,190	753,952
Columbus McKinnon Corp.	5,066	137,035
Commercial Vehicle Group, Inc. (I)	7,363	73,925
Douglas Dynamics, Inc.	5,881	103,623
Dynamic Materials Corp.	3,687	81,593
Energy Recovery, Inc. (I)(L)	10,970	53,972
EnPro Industries, Inc. (I)	5,552	406,184
ESCO Technologies, Inc.	6,583	228,035
Federal Signal Corp.	15,499	227,060
FreightCar America, Inc.	3,172	79,427
Global Brass & Copper Holdings, Inc.	5,637	95,265
Graham Corp.	2,775	96,598
Harsco Corp.	19,753	526,022
Hillenbrand, Inc.	15,425	503,164
Hurco Companies, Inc.	1,953	55,075
Hyster-Yale Materials Handling, Inc.	2,469	218,605
John Bean Technologies Corp.	7,130	220,959
Kadant, Inc.	2,878	110,659
LB Foster Company, Class A	2,643	143,039
Lindsay Corp. (L)	3,111	262,786
Lydall, Inc. (I)	4,286	117,308
Manitex International, Inc. (I)	4,004	65,025
Meritor, Inc. (I)	24,117	314,486
Middleby Corp. (I)	9,510	786,667
Miller Industries, Inc.	3,368	69,313
Mueller Industries, Inc.	13,880	408,211

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Mueller Water Products, Inc., Class A	39,607	$342,204
NN, Inc.	4,640	118,691
Proto Labs, Inc. (I)(L)	5,535	453,427
RBC Bearings, Inc.	5,715	366,046
Rexnord Corp. (I)	18,522	521,394
Standex International Corp.	3,132	233,271
Sun Hydraulics Corp.	5,544	225,086
Tennant Company	4,482	342,066
The ExOne Company (I)(L)	2,507	99,327
The Gorman-Rupp Company	4,712	166,663
The Greenbrier Companies, Inc.	6,772	390,067
Titan International, Inc. (L)	10,901	183,355
TriMas Corp. (I)	11,190	426,675
Twin Disc, Inc.	2,255	74,528
Wabash National Corp. (I)	17,026	242,621
Watts Water Technologies, Inc., Class A	6,930	427,789
Woodward, Inc.	16,253	815,576
		15,063,098
Marine - 0.2%
Baltic Trading, Ltd.	12,882	77,034
Knightsbridge Tankers, Ltd.	8,457	120,005
Matson, Inc.	10,781	289,362
Navios Maritime Holdings, Inc.	19,651	198,868
Safe Bulkers, Inc.	9,881	96,439
Scorpio Bulkers, Inc. (I)	33,035	294,012
		1,075,720
Professional Services - 1.4%
Acacia Research Corp. (L)	12,401	220,118
Barrett Business Services, Inc.	1,863	87,561
CBIZ, Inc. (I)	10,709	96,702
CDI Corp.	3,798	54,729
CRA International, Inc. (I)	2,745	63,272
Exponent, Inc.	3,203	237,374
Franklin Covey Company (I)	3,004	60,471
FTI Consulting, Inc. (I)	10,047	379,978
GP Strategies Corp. (I)	3,770	97,568
Heidrick & Struggles International, Inc.	4,714	87,209
Hill International, Inc. (I)	6,767	42,158
Huron Consulting Group, Inc. (I)	5,799	410,685
ICF International, Inc. (I)	4,922	174,042
Insperity, Inc.	5,515	181,995
Kelly Services, Inc., Class A	6,837	117,391
Kforce, Inc.	6,750	146,138
Korn/Ferry International (I)	12,287	360,869
Mistras Group, Inc. (I)	4,264	104,553
Navigant Consulting, Inc. (I)	12,077	210,744
On Assignment, Inc. (I)	13,392	476,353
Paylocity Holding Corp. (I)	2,202	47,629
Pendrell Corp. (I)	41,472	72,991
Resources Connection, Inc.	9,985	130,903
RPX Corp. (I)	13,176	233,874
The Advisory Board Company (I)	9,010	466,718
The Corporate Executive Board Company	8,324	567,863
Trinet Group, Inc. (I)	3,954	95,173
TrueBlue, Inc. (I)	10,103	278,540
VSE Corp.	1,114	78,336
WageWorks, Inc. (I)	8,625	415,811
		5,997,748
Road & Rail - 0.7%
ArcBest Corp.	6,520	283,685
Celadon Group, Inc.	5,683	121,162

117

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Road & Rail (continued)
Heartland Express, Inc.	13,569	$289,562
Knight Transportation, Inc.	14,668	348,658
Marten Transport, Ltd.	6,069	135,642
Quality Distribution, Inc. (I)	7,646	113,620
Roadrunner Transportation Systems, Inc. (I)	7,107	199,707
Saia, Inc. (I)	6,193	272,058
Swift Transportation Company (I)	20,956	528,720
Universal Truckload Services, Inc.	2,044	51,836
Werner Enterprises, Inc.	10,906	289,118
YRC Worldwide, Inc. (I)(L)	7,798	219,202
		2,852,970
Trading Companies & Distributors - 0.9%
Aceto Corp.	7,297	132,368
Aircastle, Ltd.	15,559	276,483
Applied Industrial Technologies, Inc.	10,095	512,119
Beacon Roofing Supply, Inc. (I)	12,115	401,249
CAI International, Inc. (I)	4,573	100,652
DXP Enterprises, Inc. (I)	3,226	243,692
H&E Equipment Services, Inc. (I)	7,730	280,908
Houston Wire & Cable Company	5,395	66,952
Kaman Corp.	6,826	291,675
Rush Enterprises, Inc., Class A (I)	8,511	295,076
Stock Building Supply Holdings, Inc. (I)	3,807	75,112
TAL International Group, Inc. (I)(L)	8,290	367,744
Textainer Group Holdings, Ltd. (L)	5,056	195,263
Titan Machinery, Inc. (I)(L)	4,562	75,091
Watsco, Inc.	6,239	641,120
		3,955,504
Transportation Infrastructure - 0.1%
Wesco Aircraft Holdings, Inc. (I)	12,775	254,989
		61,259,391
Information Technology - 17.5%
Communications Equipment - 1.6%
ADTRAN, Inc.	13,851	312,479
Alliance Fiber Optic Products, Inc.	3,262	59,042
Applied Optoelectronics, Inc. (I)	3,845	89,204
Aruba Networks, Inc. (I)	26,245	459,812
Bel Fuse, Inc., Class B	2,689	69,027
Black Box Corp.	3,949	92,565
CalAmp Corp. (I)	8,887	192,492
Calix, Inc. (I)	10,494	85,841
Ciena Corp. (I)(L)	25,934	561,730
Clearfield, Inc. (I)	3,081	51,730
Comtech Telecommunications Corp.	3,776	140,958
Digi International, Inc. (I)	6,647	62,615
Emulex Corp. (I)	19,644	111,971
Extreme Networks, Inc. (I)	24,853	110,347
Finisar Corp. (I)(L)	23,674	467,562
Harmonic, Inc. (I)	23,465	175,049
Infinera Corp. (I)(L)	30,533	280,904
InterDigital, Inc.	9,965	476,327
IXIA (I)	14,564	166,467
KVH Industries, Inc. (I)	4,886	63,665
NETGEAR, Inc. (I)	8,913	309,905
Numerex Corp., Class A (I)	4,187	48,109
Oclaro, Inc. (I)	25,212	55,466
Oplink Communications, Inc. (I)	4,954	84,069
Plantronics, Inc.	10,299	494,867
Polycom, Inc. (I)	33,908	424,867
Procera Networks, Inc. (I)(L)	5,857	59,097
Ruckus Wireless, Inc. (I)	16,159	192,454

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Communications Equipment (continued)
ShoreTel, Inc. (I)	16,161	$105,370
Sonus Networks, Inc. (I)	60,837	218,405
Tessco Technologies, Inc.	1,617	51,307
Ubiquiti Networks, Inc. (I)(L)	7,358	332,508
ViaSat, Inc. (I)	10,185	590,323
		6,996,534
Electronic Equipment, Instruments & Components - 2.7%
Aeroflex Holding Corp. (I)	5,226	54,873
Agilysys, Inc. (I)	4,075	57,376
Anixter International, Inc.	6,595	659,962
Badger Meter, Inc.	3,562	187,539
Belden, Inc.	10,669	833,889
Benchmark Electronics, Inc. (I)	12,885	328,310
Checkpoint Systems, Inc. (I)	10,437	146,014
Cognex Corp.	21,313	818,419
Coherent, Inc. (I)	6,103	403,836
Control4 Corp. (I)	3,052	59,697
CTS Corp.	8,344	156,033
CUI Global, Inc. (I)	5,635	47,334
Daktronics, Inc.	9,804	116,864
DTS, Inc. (I)	4,579	84,299
Electro Rent Corp.	4,347	72,725
Electro Scientific Industries, Inc.	6,998	47,656
Fabrinet (I)	8,647	178,128
FARO Technologies, Inc. (I)	4,265	209,497
FEI Company	10,346	938,693
GSI Group, Inc. (I)	7,780	99,039
II-VI, Inc. (I)	13,172	190,467
Insight Enterprises, Inc. (I)	10,101	310,505
InvenSense, Inc. (I)(L)	17,542	398,028
Itron, Inc. (I)	9,670	392,119
KEMET Corp. (I)	12,546	72,140
Littelfuse, Inc.	5,498	511,039
Maxwell Technologies, Inc. (I)	7,554	114,292
Measurement Specialties, Inc. (I)	3,912	336,706
Mercury Systems, Inc. (I)	8,444	95,755
Mesa Laboratories, Inc.	786	65,993
Methode Electronics, Inc.	9,333	356,614
MTS Systems Corp.	3,658	247,866
Newport Corp. (I)	10,022	185,407
OSI Systems, Inc. (I)	4,908	327,609
Park Electrochemical Corp.	5,181	146,156
PC Connection, Inc.	2,694	55,712
Plexus Corp. (I)	8,349	361,428
RealD, Inc. (I)	10,277	131,135
Rofin-Sinar Technologies, Inc. (I)	6,985	167,919
Rogers Corp. (I)	4,419	293,201
Sanmina Corp. (I)	20,228	460,794
ScanSource, Inc. (I)	6,862	261,305
Speed Commerce, Inc. (I)	13,916	52,046
SYNNEX Corp. (I)	6,962	507,182
TTM Technologies, Inc. (I)	13,684	112,209
Universal Display Corp. (I)(L)	10,056	322,798
Vishay Precision Group, Inc. (I)	3,501	57,626
		12,034,234
Internet Software & Services - 2.7%
Angie’s List, Inc. (I)(L)	11,345	135,459
Bankrate, Inc. (I)	16,795	294,584
Bazaarvoice, Inc. (I)(L)	13,381	105,576
Benefitfocus, Inc. (I)(L)	1,351	62,443
Blucora, Inc. (I)	10,676	201,456
Brightcove, Inc. (I)	8,697	91,666

118

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet Software & Services (continued)
Carbonite, Inc. (I)	5,317	$63,644
ChannelAdvisor Corp. (I)	5,304	139,813
comScore, Inc. (I)	8,769	311,124
Constant Contact, Inc. (I)	7,705	247,408
Conversant, Inc. (I)(L)	16,743	425,272
Cornerstone OnDemand, Inc. (I)	13,247	609,627
Cvent, Inc. (I)(L)	4,702	136,781
Dealertrack Technologies, Inc. (I)	13,186	597,853
Demand Media, Inc. (I)	12,339	59,474
Demandware, Inc. (I)	7,475	518,541
Dice Holdings, Inc. (I)	10,368	78,900
Digital River, Inc. (I)	8,693	134,133
E2open, Inc. (I)(L)	5,970	123,400
Earthlink Holdings Corp.	27,750	103,230
Endurance International
Group Holdings, Inc. (I)(L)	7,881	120,500
Envestnet, Inc. (I)	8,467	414,206
Global Eagle Entertainment, Inc. (I)	10,007	124,087
Gogo, Inc. (I)(L)	13,995	273,742
GrubHub, Inc. (I)	2,368	83,851
Internap Network Services Corp. (I)	14,252	100,477
IntraLinks Holdings, Inc. (I)	10,673	94,883
j2 Global, Inc. (L)	11,916	606,048
Limelight Networks, Inc. (I)	17,490	53,519
Liquidity Services, Inc. (I)(L)	7,006	110,415
LivePerson, Inc. (I)	14,288	145,023
LogMeIn, Inc. (I)	5,991	279,300
Marchex, Inc., Class B	8,511	102,302
Marin Software, Inc. (I)	7,396	87,051
Marketo, Inc. (I)(L)	6,541	190,212
Millennial Media, Inc. (I)(L)	19,527	97,440
Monster Worldwide, Inc. (I)	23,019	150,544
Move, Inc. (I)	10,280	152,041
NIC, Inc.	16,557	262,428
OpenTable, Inc. (I)	5,854	606,474
Perficient, Inc. (I)	8,995	175,133
QuinStreet, Inc. (I)	10,175	56,064
RealNetworks, Inc. (I)	7,513	57,324
Reis, Inc.	2,574	54,260
Rocket Fuel, Inc. (I)(L)	4,686	145,688
SciQuest, Inc. (I)	7,035	124,449
Shutterstock, Inc. (I)(L)	3,764	312,337
SPS Commerce, Inc. (I)	4,036	255,035
Stamps.com, Inc. (I)	3,721	125,360
Textura Corp. (I)(L)	4,834	114,276
Tremor Video, Inc. (I)	10,133	47,828
Trulia, Inc. (I)	9,195	435,659
Unwired Planet, Inc. (I)	26,785	59,731
Vistaprint NV (I)	8,165	330,356
Web.com Group, Inc. (I)	13,072	377,389
WebMD Health Corp. (I)(L)	9,665	466,820
Wix.com, Ltd. (I)	3,729	73,983
XO Group, Inc. (I)	7,217	88,192
Xoom Corp. (I)	7,818	206,082
Zix Corp. (I)	17,759	60,736
		12,061,629
IT Services - 2.3%
Acxiom Corp. (I)	19,022	412,587
Blackhawk Network Holdings, Inc. (I)(L)	13,104	369,795
CACI International, Inc., Class A (I)	5,623	394,791
Cardtronics, Inc. (I)	11,050	376,584
Cass Information Systems, Inc.	2,931	145,026
CIBER, Inc. (I)	20,352	100,539

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT Services (continued)
Computer Task Group, Inc.	4,515	$74,317
Convergys Corp.	24,677	529,075
CSG Systems International, Inc.	8,384	218,906
Datalink Corp. (I)	5,650	56,500
EPAM Systems, Inc. (I)	8,772	383,775
Euronet Worldwide, Inc. (I)	12,541	604,978
EVERTEC, Inc.	15,874	384,786
ExlService Holdings, Inc. (I)	8,060	237,367
Forrester Research, Inc.	2,714	102,806
Global Cash Access Holdings, Inc. (I)	16,526	147,081
Heartland Payment Systems, Inc. (L)	8,773	361,535
iGATE Corp. (I)	9,156	333,187
Information Services Group, Inc. (I)	9,573	46,046
Lionbridge Technologies, Inc. (I)	17,005	101,010
Luxoft Holding, Inc. (I)	2,083	75,113
ManTech International Corp., Class A	5,772	170,389
MAXIMUS, Inc.	16,560	712,411
MoneyGram International, Inc. (I)	7,704	113,480
NeuStar, Inc., Class A (I)	14,879	387,152
PRGX Global, Inc. (I)	9,085	58,053
Sapient Corp. (I)	28,006	455,098
Science Applications International Corp.	10,323	455,864
ServiceSource International, Inc. (I)(L)	17,584	101,987
Sykes Enterprises, Inc. (I)	9,726	211,346
Syntel, Inc. (I)	3,808	327,336
TeleTech Holdings, Inc. (I)	4,426	128,310
Unisys Corp. (I)	12,637	312,639
Virtusa Corp. (I)	6,449	230,874
WEX, Inc. (I)	9,488	995,955
		10,116,698
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Energy Industries, Inc. (I)	10,214	196,620
Alpha & Omega Semiconductor, Ltd. (I)	5,969	55,333
Ambarella, Inc. (I)(L)	7,103	221,472
Amkor Technology, Inc. (I)	21,076	235,630
Applied Micro Circuits Corp. (I)	19,299	208,622
Audience, Inc. (I)	4,006	47,912
Axcelis Technologies, Inc. (I)	29,628	59,256
Brooks Automation, Inc.	16,298	175,529
Cabot Microelectronics Corp. (I)	5,793	258,657
Cascade Microtech, Inc. (I)	3,503	47,851
Cavium, Inc. (I)	12,926	641,905
CEVA, Inc. (I)	5,550	81,974
Cirrus Logic, Inc. (I)(L)	15,097	343,306
Cohu, Inc.	7,059	75,531
Cypress Semiconductor Corp. (I)(L)	38,735	422,599
Diodes, Inc. (I)	8,812	255,196
DSP Group, Inc. (I)	6,337	53,801
Entegris, Inc. (I)	34,213	470,258
Entropic Communications, Inc. (I)	23,835	79,371
Exar Corp. (I)	9,811	110,864
Fairchild Semiconductor International, Inc. (I)	30,468	475,301
FormFactor, Inc. (I)	14,203	118,169
GT Advanced Technologies, Inc. (I)(L)	33,544	623,918
Hittite Microwave Corp.	7,612	593,355
Inphi Corp. (I)	7,902	116,001
Integrated Device Technology, Inc. (I)	32,730	506,006
Integrated Silicon Solution, Inc. (I)	7,596	112,193
International Rectifier Corp. (I)	17,290	482,391
Intersil Corp., Class A	31,485	470,701
IXYS Corp.	6,500	80,080
Kopin Corp. (I)	18,541	60,444
Lattice Semiconductor Corp. (I)	28,888	238,326

119

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
M/A-COM Technology
Solutions Holdings, Inc. (I)	3,067	$68,946
MaxLinear, Inc., Class A (I)	7,367	74,186
Micrel, Inc.	11,048	124,621
Microsemi Corp. (I)	23,218	621,314
MKS Instruments, Inc.	13,130	410,181
Monolithic Power Systems, Inc.	9,450	400,208
Nanometrics, Inc. (I)	6,281	114,628
NVE Corp. (I)	1,433	79,660
OmniVision Technologies, Inc. (I)	13,663	300,313
PDF Solutions, Inc. (I)	7,623	161,760
Peregrine Semiconductor Corp. (I)(L)	7,581	52,006
Pericom Semiconductor Corp. (I)	6,049	54,683
Photronics, Inc. (I)	15,263	131,262
PLX Technology, Inc. (I)	11,198	72,451
PMC-Sierra, Inc. (I)	42,549	323,798
Power Integrations, Inc.	7,479	430,342
QuickLogic Corp. (I)	14,833	76,687
Rambus, Inc. (I)	27,910	399,113
RF Micro Devices, Inc. (I)	70,164	672,873
Rubicon Technology, Inc. (I)	6,849	59,929
Rudolph Technologies, Inc. (I)	8,833	87,270
Semtech Corp. (I)	16,548	432,730
Silicon Image, Inc. (I)	20,370	102,665
Silicon Laboratories, Inc. (I)	10,569	520,523
Spansion, Inc., Class A (I)	14,588	307,369
Synaptics, Inc. (I)(L)	8,811	798,629
Tessera Technologies, Inc.	12,868	284,125
TriQuint Semiconductor, Inc. (I)	42,039	664,637
Ultra Clean Holdings, Inc. (I)	7,827	70,834
Ultratech, Inc. (I)	7,157	158,742
Veeco Instruments, Inc. (I)(L)	9,838	366,564
Vitesse Semiconductor Corp. (I)	13,916	48,010
Xcerra Corp. (I)	12,349	112,376
		16,502,007
Software - 4.0%
A10 Networks, Inc. (I)	3,382	44,981
ACI Worldwide, Inc. (I)	9,316	520,112
Actuate Corp. (I)	12,549	59,859
Advent Software, Inc.	12,767	415,821
American Software, Inc., Class A	7,655	75,631
Aspen Technology, Inc. (I)	22,591	1,048,222
AVG Technologies NV (I)	8,385	168,790
Barracuda Networks, Inc. (I)	2,167	67,220
Blackbaud, Inc.	11,436	408,723
Bottomline Technologies, Inc. (I)	9,869	295,280
BroadSoft, Inc. (I)	7,231	190,826
Callidus Software, Inc. (I)	11,632	138,886
Cinedigm Corp. (I)	21,333	53,119
CommVault Systems, Inc. (I)	11,610	570,864
Compuware Corp.	53,340	532,867
Comverse, Inc. (I)	5,590	149,141
Digimarc Corp.	1,823	59,430
Ebix, Inc. (L)	7,660	109,615
Ellie Mae, Inc. (I)(L)	6,809	211,964
EnerNOC, Inc. (I)	6,750	127,913
Epiq Systems, Inc.	8,056	113,187
ePlus, Inc. (I)	1,298	75,544
Fair Isaac Corp.	8,393	535,138
FleetMatics Group PLC (I)(L)	9,342	302,120
Gigamon, Inc. (I)(L)	6,287	120,333
Glu Mobile, Inc. (I)	23,326	116,630
Guidance Software, Inc. (I)(L)	5,390	49,157

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Guidewire Software, Inc. (I)	16,728	$680,160
Imperva, Inc. (I)	5,645	147,786
Infoblox, Inc. (I)	13,581	178,590
Interactive Intelligence Group, Inc. (I)	4,200	235,746
Jive Software, Inc. (I)	11,128	94,699
Kofax Ltd. (I)	18,592	159,891
Manhattan Associates, Inc. (I)	18,609	640,708
Mentor Graphics Corp.	23,679	510,756
MicroStrategy, Inc., Class A (I)	2,241	315,129
Model N, Inc. (I)	5,178	57,217
Monotype Imaging Holdings, Inc.	9,693	273,052
NetScout Systems, Inc. (I)	8,974	397,907
Pegasystems, Inc.	8,911	188,200
Progress Software Corp. (I)	12,724	305,885
Proofpoint, Inc. (I)	9,166	343,358
PROS Holdings, Inc. (I)	5,932	156,842
Qlik Technologies, Inc. (I)	22,125	500,468
Qualys, Inc. (I)	5,180	132,971
Rally Software Development Corp. (I)	6,765	73,671
RealPage, Inc. (I)(L)	12,862	289,138
Rosetta Stone, Inc. (I)	5,795	56,327
Sapiens International Corp. NV	6,823	54,584
Seachange International, Inc. (I)	8,519	68,237
Silver Spring Networks, Inc. (I)(L)	8,913	118,810
SS&C Technologies Holdings, Inc. (I)	16,729	739,756
Synchronoss Technologies, Inc. (I)	8,740	305,550
Take-Two Interactive Software, Inc. (I)	24,260	539,542
Tangoe, Inc. (I)	9,765	147,061
TeleCommunication Systems, Inc., Class A (I)	13,544	44,560
Telenav, Inc. (I)	7,943	45,196
The Ultimate Software Group, Inc. (I)	6,964	962,216
TiVo, Inc. (I)	28,410	366,773
Tyler Technologies, Inc. (I)	8,094	738,254
VASCO Data Security International, Inc. (I)	7,777	90,213
Verint Systems, Inc. (I)	13,255	650,158
VirnetX Holding Corp. (I)(L)	10,588	186,455
Vringo, Inc. (I)(L)	19,236	65,787
Zendesk, Inc. (I)	2,921	50,767
		17,473,793
Technology Hardware, Storage & Peripherals - 0.5%
Cray, Inc. (I)(L)	10,070	267,862
Dot Hill Systems Corp. (I)	15,639	73,503
Eastman Kodak Company (I)	4,566	111,730
Electronics For Imaging, Inc. (I)	11,403	515,416
Fusion-io, Inc. (I)	26,739	302,151
Immersion Corp. (I)	7,305	92,920
Intevac, Inc. (I)	6,515	52,185
Nimble Storage, Inc. (I)	2,312	71,025
QLogic Corp. (I)	21,129	213,192
Quantum Corp. (I)(L)	59,436	72,512
Silicon Graphics International Corp. (I)(L)	8,890	85,522
Super Micro Computer, Inc. (I)	8,485	214,416
Violin Memory, Inc. (I)	20,619	91,342
		2,163,776
		77,348,671
Materials - 5.0%
Chemicals - 2.4%
A. Schulman, Inc.	7,267	281,233
Advanced Emissions Solutions, Inc. (I)	5,566	127,628
American Vanguard Corp.	7,611	100,617
Axiall Corp.	17,190	812,571

120

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Balchem Corp.	7,512	$402,343
Calgon Carbon Corp. (I)	13,100	292,523
Chemtura Corp. (I)	23,599	616,642
Ferro Corp. (I)	17,819	223,807
Flotek Industries, Inc. (I)	13,190	424,190
FutureFuel Corp.	5,556	92,174
Hawkins, Inc.	2,453	91,104
HB Fuller Company	12,333	593,217
Innophos Holdings, Inc.	5,479	315,426
Innospec, Inc.	6,079	262,430
Intrepid Potash, Inc. (I)(L)	13,781	230,970
KMG Chemicals, Inc.	2,387	42,918
Koppers Holdings, Inc.	5,097	194,960
Kraton Performance Polymers, Inc. (I)	8,125	181,919
Kronos Worldwide, Inc.	5,363	84,038
Landec Corp. (I)	7,396	92,376
LSB Industries, Inc. (I)	4,810	200,433
Minerals Technologies, Inc.	8,480	556,118
Olin Corp.	19,329	520,337
OM Group, Inc.	7,933	257,267
OMNOVA Solutions, Inc. (I)	12,574	114,298
PolyOne Corp.	23,180	976,805
Quaker Chemical Corp.	3,278	251,718
Rentech, Inc. (I)	58,055	150,362
Senomyx, Inc. (I)	10,970	94,891
Sensient Technologies Corp.	12,070	672,540
Stepan Company	4,768	252,036
Taminco Corp. (I)	7,189	167,216
Trecora Resources (I)	5,578	66,044
Tredegar Corp.	6,287	147,179
Tronox, Ltd., Class A	15,093	406,002
Zep, Inc.	6,125	108,168
		10,404,500
Construction Materials - 0.2%
Headwaters, Inc. (I)	18,325	254,534
Texas Industries, Inc. (I)(L)	5,440	502,438
U.S. Concrete, Inc. (I)(L)	3,793	93,877
		850,849
Containers & Packaging - 0.4%
AEP Industries, Inc. (I)	1,316	45,889
Berry Plastics Group, Inc. (I)	22,086	569,819
Graphic Packaging Holding Company (I)	79,758	933,169
Myers Industries, Inc.	6,991	140,449
		1,689,326
Metals & Mining - 1.3%
AK Steel Holding Corp. (I)(L)	33,836	269,335
Allied Nevada Gold Corp. (I)(L)	25,720	96,707
AM Castle & Company (I)(L)	5,286	58,357
Ampco-Pittsburgh Corp.	2,372	54,414
Century Aluminum Company (I)	12,725	199,528
Coeur Mining, Inc. (I)	25,395	233,126
Commercial Metals Company	28,701	496,814
Globe Specialty Metals, Inc.	15,821	328,760
Gold Resource Corp. (L)	10,408	52,664
Haynes International, Inc.	3,075	174,014
Hecla Mining Company (L)	82,555	284,815
Horsehead Holding Corp. (I)	12,594	229,966
Kaiser Aluminum Corp.	4,353	317,203
Materion Corp.	5,102	188,723
Molycorp, Inc. (I)(L)	45,911	117,991
Olympic Steel, Inc.	2,669	66,058

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Metals & Mining (continued)
RTI International Metals, Inc. (I)	7,504	$199,531
Schnitzer Steel Industries, Inc., Class A	6,581	171,567
Stillwater Mining Company (I)	29,464	517,093
SunCoke Energy, Inc. (I)	17,219	370,209
U.S. Silica Holdings, Inc.	13,223	733,083
Universal Stainless & Alloy Products, Inc. (I)	2,053	66,681
Walter Energy, Inc. (L)	17,020	92,759
Worthington Industries, Inc.	12,585	541,658
		5,861,056
Paper & Forest Products - 0.7%
Boise Cascade Company (I)	9,699	277,779
Clearwater Paper Corp. (I)	4,979	307,304
Deltic Timber Corp.	2,823	170,566
KapStone Paper and Packaging Corp. (I)	20,733	686,884
Louisiana-Pacific Corp. (I)	34,581	519,407
Neenah Paper, Inc.	4,096	217,702
PH Glatfelter Company	10,524	279,202
Resolute Forest Products, Inc. (I)	16,033	269,034
Schweitzer-Mauduit International, Inc.	7,448	325,180
Wausau Paper Corp.	11,094	120,037
		3,173,095
		21,978,826
Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.7%
8x8, Inc. (I)	22,330	180,426
Atlantic Tele-Network, Inc.	2,358	136,764
Cbeyond, Inc. (I)	7,428	73,909
Cincinnati Bell, Inc. (I)	51,812	203,621
Cogent Communications Group, Inc.	11,515	397,843
Consolidated
Communications Holdings, Inc. (L)	9,755	216,951
Enventis Corp.	3,915	62,014
FairPoint Communications, Inc. (I)	5,652	78,958
General Communication, Inc., Class A (I)	9,273	102,745
Globalstar, Inc. (I)	68,825	292,506
Hawaiian Telcom Holdco, Inc. (I)(L)	2,780	79,536
IDT Corp., Class B	4,361	75,969
inContact, Inc. (I)	15,461	142,087
Inteliquent, Inc.	8,320	115,398
Intelsat SA (I)	7,150	134,706
Iridium Communications, Inc. (I)(L)	20,428	172,821
Lumos Networks Corp.	4,887	70,715
magicJack VocalTec, Ltd. (I)(L)	4,536	68,584
ORBCOMM, Inc. (I)	11,970	78,882
Premiere Global Services, Inc. (I)	12,036	160,681
Vonage Holdings Corp. (I)	42,687	160,076
		3,005,192
Wireless Telecommunication Services - 0.1%
Leap Wireless International, Inc. (I)	14,224	35,844
NTELOS Holdings Corp. (L)	4,790	59,683
RingCentral, Inc., Class A (I)(L)	7,232	109,420
Shenandoah Telecommunications Company	6,179	188,212
USA Mobility, Inc. (I)	5,810	89,474
		482,633
		3,487,825
Utilities - 3.3%
Electric Utilities - 1.4%
ALLETE, Inc.	10,350	531,473
Cleco Corp.	14,584	859,727

121

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electric Utilities (continued)
El Paso Electric Company	10,056	$404,352
IDACORP, Inc.	12,174	704,022
MGE Energy, Inc.	8,786	347,135
NRG Yield, Inc., Class A (L)	4,967	258,532
Otter Tail Corp.	9,016	273,095
PNM Resources, Inc.	19,622	575,513
Portland General Electric Company	18,554	643,267
The Empire District Electric Company (L)	10,369	266,276
UIL Holdings Corp.	13,867	536,792
Unitil Corp.	3,934	133,087
UNS Energy Corp.	10,150	613,162
		6,146,433
Gas Utilities - 1.0%
Chesapeake Utilities Corp.	2,432	173,475
New Jersey Resources Corp.	10,257	586,290
Northwest Natural Gas Company (L)	6,599	311,143
ONE Gas, Inc.	12,568	474,442
Piedmont Natural Gas Company, Inc. (L)	18,676	698,669
South Jersey Industries, Inc.	7,995	482,978
Southwest Gas Corp.	11,244	593,571
The Laclede Group, Inc.	7,767	377,088
WGL Holdings, Inc.	12,395	534,225
		4,231,881
Independent Power and Renewable Electricity
Producers - 0.3%
Atlantic Power Corp. (L)	30,616	125,526
Dynegy, Inc. (I)	24,693	859,316
Ormat Technologies, Inc.	4,311	124,286
Pattern Energy Group, Inc. (L)	9,750	322,823
		1,431,951
Multi-Utilities - 0.4%
Avista Corp.	14,684	492,208
Black Hills Corp.	10,826	664,608
NorthWestern Corp.	9,578	499,876
		1,656,692
Water Utilities - 0.2%
American States Water Company	9,297	308,939
Artesian Resources Corp., Class A	3,162	71,082
California Water Service Group	11,638	281,640
Connecticut Water Service, Inc.	3,241	109,773
Middlesex Water Company	4,747	100,541
SJW Corp.	4,084	111,085
York Water Company	4,505	93,794
		1,076,854
		14,543,811
TOTAL COMMON STOCKS (Cost $283,969,126)		$432,625,261
RIGHTS - 0.0%
Cubist Pharmaceuticals, Inc. (Expiration Date:
12/31/2016; Strike Price: $10.75) (I)(N)	12,814	1,485
TOTAL RIGHTS (Cost $28,479)		$1,485
WARRANTS - 0.0%
Magnum Hunter Resources Corp. (Expiration
Date: 04/15/2016) (I)(L)(N)	4,505	9,343
TOTAL WARRANTS (Cost $0)		$9,343

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL - 12.3%
John Hancock Collateral
Investment Trust, 0.0995% (W)(Y)	5,396,718	54,007,115
TOTAL SECURITIES LENDING
COLLATERAL (Cost $54,005,203)		$54,007,115
SHORT-TERM INVESTMENTS - 1.4%
Repurchase Agreement - 1.4%
Repurchase Agreement with State Street Corp.
dated 06/30/2014 at 0.000% to be
repurchased at $6,298,000 on 07/01/2014,
collateralized by $6,370,000 U.S. Treasury
Bonds, 3.375% due 05/15/2044 (valued at
$6,425,738, including interest)	$ 6,298,000	$6,298,000
TOTAL SHORT-TERM INVESTMENTS (Cost $6,298,000)		$6,298,000
Total Investments (Small Cap Index Trust)
(Cost $344,300,808) - 111.9%		$492,941,204
Other assets and liabilities, net - (11.9%)		(52,364,298)
TOTAL NET ASSETS - 100.0%		$440,576,906

Small Cap Opportunities Trust
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.8%
Consumer Discretionary - 11.6%
Auto Components - 1.0%
Cooper Tire & Rubber Company	843	$25,290
Federal-Mogul Holdings Corp. (I)	840	16,993
Fuel Systems Solutions, Inc. (I)	778	8,667
Lear Corp.	5,626	502,502
Modine Manufacturing Company (I)	6,862	108,008
Motorcar Parts of America, Inc. (I)	2,433	59,244
Shiloh Industries, Inc. (I)	1,515	27,967
Spartan Motors, Inc.	7,540	34,232
Standard Motor Products, Inc.	3,972	177,429
Stoneridge, Inc. (I)	3,538	37,927
Strattec Security Corp.	924	59,589
Superior Industries International, Inc.	6,173	127,287
Sypris Solutions, Inc.	1,826	10,189
TRW Automotive Holdings Corp. (I)	19,131	1,712,607
		2,907,931
Automobiles - 0.5%
Thor Industries, Inc.	27,271	1,550,902
Distributors - 0.1%
Core-Mark Holding Company, Inc.	3,952	180,330
VOXX International Corp. (I)	5,131	48,283
Weyco Group, Inc.	1,316	36,072
		264,685
Diversified Consumer Services - 0.7%
Apollo Education Group, Inc. (I)	3,452	107,875
Ascent Capital Group, Inc., Class A (I)	3,168	209,120
Bridgepoint Education, Inc. (I)	3,463	45,989
Career Education Corp. (I)	16,001	74,885
Carriage Services, Inc.	1,797	30,783
DeVry Education Group, Inc.	14,290	605,039
Education Management Corp. (I)	372	629
Graham Holdings Company, Class B	1,033	741,808
Lincoln Educational Services Corp.	1,100	4,939

122

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified Consumer Services (continued)
Matthews International Corp., Class A	1,858	$77,237
National American University Holdings, Inc.	4,665	14,368
Regis Corp.	8,945	125,946
Service Corp. International	7,513	155,669
Steiner Leisure, Ltd. (I)	996	43,117
Universal Technical Institute, Inc.	3,087	37,476
		2,274,880
Hotels, Restaurants & Leisure - 3.0%
Ambassadors Group, Inc. (I)	4,023	18,546
Ark Restaurants Corp.	64	1,423
Belmond, Ltd., Class A (I)	12,313	179,031
Biglari Holdings, Inc. (I)	376	159,037
BJ’s Restaurants, Inc. (I)	2,755	96,177
Bob Evans Farms, Inc.	4,178	209,109
Boyd Gaming Corp. (I)	12,417	150,618
Canterbury Park Holding Corp. (I)	200	2,012
Churchill Downs, Inc.	2,448	220,589
Cracker Barrel Old Country Store, Inc.	12,996	1,294,012
Darden Restaurants, Inc.	6,325	292,658
DineEquity, Inc.	18,000	1,430,820
Dover Downs Gaming & Entertainment, Inc. (I)	2,170	2,973
Dover Motorsports, Inc.	400	1,156
Frisch’s Restaurants, Inc.	1,329	31,364
Full House Resorts, Inc. (I)	2,390	3,370
Gaming Partners International Corp. (I)	800	6,528
International Speedway Corp., Class A	4,386	145,966
Isle of Capri Casinos, Inc. (I)	6,889	58,970
Life Time Fitness, Inc. (I)	1,046	50,982
Luby’s, Inc. (I)	6,251	36,756
Marriott Vacations Worldwide Corp. (I)	7,054	413,576
Monarch Casino & Resort, Inc. (I)	1,278	19,349
MTR Gaming Group, Inc. (I)	4,193	22,433
Papa John’s International, Inc.	37,179	1,576,018
Penn National Gaming, Inc. (I)	16,888	205,020
Red Lion Hotels Corp. (I)	3,000	16,440
Red Robin Gourmet Burgers, Inc. (I)	22,947	1,633,826
Rick’s Cabaret International, Inc. (I)	2,439	24,902
Ruby Tuesday, Inc. (I)	9,400	71,346
Speedway Motorsports, Inc.	7,031	128,316
The Marcus Corp.	3,816	69,642
The Wendy’s Company	50,737	432,787
		9,005,752
Household Durables - 1.3%
Bassett Furniture Industries, Inc.	2,333	30,702
Beazer Homes USA, Inc. (I)	68,178	1,430,374
Cavco Industries, Inc. (I)	606	51,692
CSS Industries, Inc.	976	25,737
Emerson Radio Corp. (I)	4,869	8,667
Ethan Allen Interiors, Inc.	1,271	31,445
Flexsteel Industries, Inc.	1,750	58,363
Helen of Troy, Ltd. (I)	6,044	366,448
Hooker Furniture Corp.	2,555	41,238
La-Z-Boy, Inc.	62,338	1,444,371
Lennar Corp., Class B	1,469	52,194
Lifetime Brands, Inc.	2,931	46,075
M/I Homes, Inc. (I)	2,195	53,273
MDC Holdings, Inc.	1,526	46,223
Meritage Homes Corp. (I)	1,616	68,211
NACCO Industries, Inc., Class A	1,100	55,660
Skullcandy, Inc. (I)	5,061	36,692
Skyline Corp. (I)	1,252	5,146
Stanley Furniture Company, Inc. (I)	2,340	6,271

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household Durables (continued)
The Ryland Group, Inc.	3,752	$147,979
Universal Electronics, Inc. (I)	1,910	93,361
		4,100,122
Internet & Catalog Retail - 0.1%
1-800-Flowers.com, Inc., Class A (I)	4,819	27,950
Gaiam, Inc., Class A (I)	3,676	28,232
Geeknet, Inc. (I)	1,183	14,752
Liberty Ventures, Series A (I)	2,225	164,205
Shutterfly, Inc. (I)	807	34,749
		269,888
Leisure Products - 0.1%
Callaway Golf Company	14,553	121,081
Escalade, Inc.	3,529	56,958
JAKKS Pacific, Inc. (I)	2,278	17,632
Johnson Outdoors, Inc., Class A	2,170	55,986
		251,657
Media - 1.0%
AH Belo Corp., Class A	4,238	50,220
Ballantyne Strong, Inc. (I)	1,114	4,657
Beasley Broadcasting Group, Inc., Class A	502	3,188
Cumulus Media, Inc., Class A (I)	15,145	99,806
Entercom Communications Corp., Class A (I)	7,530	80,797
FAB Universal Corp. (I)	1,100	3,377
Gannett Company, Inc.	13,520	423,311
Gray Television, Inc. (I)	10,200	133,926
Harte-Hanks, Inc.	8,315	59,785
John Wiley & Sons, Inc., Class A	1,531	92,763
Journal Communications, Inc., Class A (I)	8,698	77,151
Martha Stewart Living
Omnimedia, Inc., Class A (I)	2,100	9,870
Media General, Inc. (I)	4,268	87,622
Meredith Corp.	2,100	101,556
Nexstar Broadcasting Group, Inc., Class A	27,529	1,420,772
Radio One, Inc., Class D (I)	2,400	11,832
Salem Communications Corp., Class A	4,439	41,993
Scholastic Corp.	1,457	49,669
Sizmek, Inc. (I)	2,300	21,919
The EW Scripps Company, Class A (I)	6,715	142,089
The McClatchy Company, Class A (I)	8,440	46,842
		2,963,145
Multiline Retail - 0.2%
Big Lots, Inc. (I)	700	31,990
Dillard’s, Inc., Class A	3,408	397,407
Fred’s, Inc., Class A	6,647	101,633
Gordmans Stores, Inc.	3,030	13,029
		544,059
Specialty Retail - 2.6%
Aaron’s, Inc.	16,868	601,176
Abercrombie & Fitch Company, Class A	2,258	97,659
America’s Car-Mart, Inc. (I)	846	33,459
Barnes & Noble, Inc. (I)	9,769	222,636
bebe stores, Inc.	7,863	23,982
Big 5 Sporting Goods Corp.	1,104	13,546
Books-A-Million, Inc. (I)	3,850	8,393
Brown Shoe Company, Inc.	7,015	200,699
Build-A-Bear Workshop, Inc. (I)	3,889	51,957
Cache, Inc. (I)	3,705	5,965
Chico’s FAS, Inc.	4,657	78,983
Christopher & Banks Corp. (I)	488	4,275
Citi Trends, Inc. (I)	3,741	80,282

123

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Conn’s, Inc. (I)	76	$3,754
Foot Locker, Inc.	7,447	377,712
Genesco, Inc. (I)	1,798	147,670
GNC Holdings, Inc., Class A	26,220	894,102
Group 1 Automotive, Inc.	4,596	387,489
Haverty Furniture Companies, Inc.	3,990	100,269
hhgregg, Inc. (I)	2,951	30,012
MarineMax, Inc. (I)	4,789	80,168
New York & Company, Inc. (I)	5,638	20,804
Office Depot, Inc. (I)	31,041	176,623
Pacific Sunwear of California, Inc. (I)	3,884	9,244
Penske Automotive Group, Inc.	37,901	1,876,100
Perfumania Holdings, Inc. (I)	848	5,758
Pier 1 Imports, Inc.	51,842	798,885
RadioShack Corp. (I)	7,908	7,836
Rent-A-Center, Inc.	7,876	225,884
Shoe Carnival, Inc.	3,229	66,679
Signet Jewelers, Ltd.	442	48,881
Sonic Automotive, Inc., Class A	1,811	48,317
Stage Stores, Inc.	5,877	109,841
Stein Mart, Inc.	4,251	59,046
Systemax, Inc. (I)	8,734	125,508
Tandy Leather Factory, Inc. (I)	1,690	15,379
The Cato Corp., Class A	1,957	60,471
The Children’s Place Retail Stores, Inc.	621	30,820
The Finish Line, Inc., Class A	3,829	113,874
The Men’s Wearhouse, Inc.	7,100	396,180
The Pep Boys - Manny, Moe & Jack (I)	11,993	137,440
Trans World Entertainment Corp.	6,243	23,723
Vitamin Shoppe, Inc. (I)	51	2,194
West Marine, Inc. (I)	5,421	55,619
		7,859,294
Textiles, Apparel & Luxury Goods - 1.0%
Charles & Colvard, Ltd. (I)	3,400	7,480
Columbia Sportswear Company	23,541	1,945,664
Culp, Inc.	1,603	27,908
Delta Apparel, Inc. (I)	500	7,160
G-III Apparel Group, Ltd. (I)	1,383	112,936
Iconix Brand Group, Inc. (I)	8,941	383,927
Lakeland Industries, Inc. (I)	1,110	7,948
Movado Group, Inc.	3,138	130,760
Peace Mark Holdings, Ltd. (I)	464,000	0
Perry Ellis International, Inc. (I)	2,800	48,832
RG Barry Corp.	537	10,176
Rocky Brands, Inc.	1,478	21,032
Skechers U.S.A., Inc., Class A (I)	4,166	190,386
Superior Uniform Group, Inc.	1,713	27,768
Unifi, Inc. (I)	3,647	100,402
		3,022,379
		35,014,694
Consumer Staples - 2.0%
Beverages - 0.1%
Coca-Cola Bottling Company Consolidated	1,135	83,615
Craft Brew Alliance, Inc. (I)	2,909	32,174
MGP Ingredients, Inc.	2,764	22,001
		137,790
Food & Staples Retailing - 0.7%
Casey’s General Stores, Inc.	552	38,800
Ingles Markets, Inc., Class A	3,007	79,234
SpartanNash Company	6,227	130,829
Susser Holdings Corp. (I)	3,144	253,784

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food & Staples Retailing (continued)
The Andersons, Inc.	3,784	$195,179
The Pantry, Inc. (I)	5,400	87,480
United Natural Foods, Inc. (I)	17,856	1,162,426
Village Super Market, Inc., Class A	685	16,187
Weis Markets, Inc.	5,260	240,540
		2,204,459
Food Products - 1.0%
Alico, Inc.	341	12,784
Boulder Brands, Inc. (I)	9,489	134,554
Cal-Maine Foods, Inc.	1,844	137,046
Chiquita Brands International, Inc. (I)	7,667	83,187
Dean Foods Company	2,459	43,254
Farmer Brothers Company (I)	1,033	22,323
Fresh Del Monte Produce, Inc.	9,412	288,478
John B. Sanfilippo & Son, Inc.	2,004	53,046
Omega Protein Corp. (I)	4,487	61,382
Post Holdings, Inc. (I)	6,222	316,762
Sanderson Farms, Inc.	2,059	200,135
Seaboard Corp. (I)	58	175,176
Seneca Foods Corp., Class A (I)	1,409	43,115
Snyder’s-Lance, Inc.	6,364	168,391
TreeHouse Foods, Inc. (I)	16,357	1,309,705
		3,049,338
Household Products - 0.1%
Central Garden & Pet Company (I)	2,553	23,232
Central Garden & Pet Company, Class A (I)	7,962	73,250
Ener1, Inc. (I)	28	0
Oil-Dri Corp. of America	531	16,233
Orchids Paper Products Company	1,176	37,679
		150,394
Personal Products - 0.0%
CCA Industries, Inc.	1,277	4,431
Inter Parfums, Inc.	1,132	33,451
Mannatech, Inc. (I)	276	3,342
Natural Alternatives International, Inc. (I)	200	1,078
Nutraceutical International Corp. (I)	2,093	49,939
		92,241
Tobacco - 0.1%
Alliance One International, Inc. (I)	14,184	35,460
Universal Corp.	3,597	199,094
		234,554
		5,868,776
Energy - 10.2%
Energy Equipment & Services - 5.0%
Atwood Oceanics, Inc. (I)	6,364	333,983
Basic Energy Services, Inc. (I)	9,528	278,408
Bolt Technology Corp.	1,328	24,369
Bristow Group, Inc.	5,929	477,996
C&J Energy Services, Inc. (I)	1,164	39,320
Cal Dive International, Inc. (I)	12,162	16,054
Dawson Geophysical Company	1,653	47,358
Dresser-Rand Group, Inc. (I)	18,227	1,161,607
ENGlobal Corp. (I)	4,600	14,352
Era Group, Inc. (I)	4,560	130,781
Exterran Holdings, Inc.	12,331	554,772
Forbes Energy Services, Ltd. (I)	5,164	23,599
Forum Energy Technologies, Inc. (I)	35,767	1,302,992
Gulf Island Fabrication, Inc.	3,019	64,969
Gulfmark Offshore, Inc., Class A	5,053	228,295

124

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Helix Energy Solutions Group, Inc. (I)	68,745	$1,808,681
Hercules Offshore, Inc. (I)	20,985	84,360
Hornbeck Offshore Services, Inc. (I)	5,300	248,676
Key Energy Services, Inc. (I)	30,610	279,775
Matrix Service Company (I)	3,831	125,618
McDermott International, Inc. (I)	20,409	165,109
Mitcham Industries, Inc. (I)	2,431	33,985
Nabors Industries, Ltd.	34,704	1,019,256
Natural Gas Services Group, Inc. (I)	2,620	86,617
Newpark Resources, Inc. (I)	12,359	153,993
Nuverra Environmental Solutions, Inc. (I)	37	744
Pacific Drilling SA (I)	34,499	344,990
Parker Drilling Company (I)	22,288	145,318
Patterson-UTI Energy, Inc.	23,683	827,484
PHI, Inc. (I)	3,660	163,126
PHI, Inc. (I)	443	17,711
Pioneer Energy Services Corp. (I)	13,400	235,036
Precision Drilling Corp.	132,573	1,877,234
Rowan Companies PLC, Class A	15,569	497,118
SEACOR Holdings, Inc. (I)	3,829	314,935
Superior Energy Services, Inc.	15,724	568,265
Tesco Corp.	9,436	201,364
TETRA Technologies, Inc. (I)	11,674	137,520
TGC Industries, Inc. (I)	2,555	13,925
Tidewater, Inc.	8,035	451,165
Unit Corp. (I)	9,506	654,298
Willbros Group, Inc. (I)	7,146	88,253
		15,243,411
Oil, Gas & Consumable Fuels - 5.2%
Adams Resources & Energy, Inc.	724	56,566
Alon USA Energy, Inc.	7,477	93,014
Alpha Natural Resources, Inc. (I)	17,721	65,745
Approach Resources, Inc. (I)	366	8,319
Bill Barrett Corp. (I)	4,721	126,428
Bonanza Creek Energy, Inc. (I)	3,889	222,412
Callon Petroleum Company (I)	9,369	109,149
Carrizo Oil & Gas, Inc. (I)	3,951	273,646
Clayton Williams Energy, Inc. (I)	1,167	160,311
Cloud Peak Energy, Inc. (I)	3,741	68,909
Comstock Resources, Inc.	9,273	267,433
Contango Oil & Gas Company (I)	3,786	160,186
Delek US Holdings, Inc.	9,835	277,642
Denbury Resources, Inc.	38,287	706,778
DHT Holdings, Inc.	1,653	11,902
Endeavour International Corp. (I)	2,157	2,955
Energen Corp.	8,471	752,902
Energy XXI Bermuda, Ltd.	22,008	520,049
Escalera Resources Company (I)	2,117	5,578
Gastar Exploration, Inc. (I)	1,880	16,375
Green Plains Renewable Energy, Inc.	7,544	247,971
Harvest Natural Resources, Inc. (I)	5,978	29,830
Kodiak Oil & Gas Corp. (I)	2,188	31,835
Matador Resources Company (I)	808	23,658
Miller Energy Resources, Inc. (I)	13	83
Newfield Exploration Company (I)	23,906	1,056,645
Northern Oil and Gas, Inc. (I)	14,231	231,823
Overseas Shipholding Group, Inc. (I)	4,700	32,195
Panhandle Oil and Gas, Inc., Class A	1,255	70,318
PDC Energy, Inc. (I)	3,720	234,918
Peabody Energy Corp.	27,624	451,652
Penn Virginia Corp. (I)	14,914	252,792
QEP Resources, Inc.	37,029	1,277,501
Renewable Energy Group, Inc. (I)	2,214	25,395

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Rex Energy Corp. (I)	5,655	$100,150
Rosetta Resources, Inc. (I)	23,117	1,267,967
SandRidge Energy, Inc. (I)	88,358	631,760
Scorpio Tankers, Inc.	174,922	1,778,957
SemGroup Corp., Class A	10,843	854,971
Ship Finance International, Ltd.	1,300	24,167
SM Energy Company	123	10,344
Stone Energy Corp. (I)	9,615	449,886
Swift Energy Company (I)	6,984	90,652
Tesoro Corp.	1,000	58,670
Triangle Petroleum Corp. (I)	2,529	29,716
Ultra Petroleum Corp. (I)	62,845	1,865,868
VAALCO Energy, Inc. (I)	8,997	65,048
W&T Offshore, Inc.	8,147	133,366
Warren Resources, Inc. (I)	16,948	105,078
Western Refining, Inc.	6,299	236,527
		15,576,042
		30,819,453
Financials - 22.2%
Banks - 8.3%
1st Source Corp.	3,630	111,151
1st United Bancorp, Inc.	1,425	12,284
Access National Corp.	1,661	25,181
American National Bankshares, Inc.	1,848	40,157
American River Bankshares (I)	2,249	19,656
Ameris Bancorp	3,287	70,868
Associated Banc-Corp.	23,411	423,271
BancFirst Corp.	1,402	86,784
BancorpSouth, Inc.	67,556	1,659,851
Bank of Commerce Holdings	3,606	22,826
Bank of Kentucky Financial Corp.	1,208	42,026
Banner Corp.	2,172	86,076
Bar Harbor Bankshares	1,000	27,880
BBCN Bancorp, Inc.	8,868	141,445
BCB Bancorp, Inc.	1,477	19,969
Boston Private Financial Holdings, Inc.	9,773	131,349
Bridge Capital Holdings (I)	2,470	59,799
Bryn Mawr Bank Corp.	1,969	57,337
C&F Financial Corp.	627	22,566
Camden National Corp.	1,148	44,496
Capital City Bank Group, Inc.	3,946	57,335
Cardinal Financial Corp.	4,331	79,950
Cathay General Bancorp	9,018	230,500
Center Bancorp, Inc.	2,875	55,286
Centerstate Banks, Inc.	7,302	81,782
Central Pacific Financial Corp.	3,754	74,517
Century Bancorp, Inc., Class A	836	29,544
Chemical Financial Corp.	3,570	100,246
Chemung Financial Corp.	966	28,536
City Holding Company	2,400	108,288
CNB Financial Corp.	1,962	32,962
CoBiz Financial, Inc.	5,646	60,807
Columbia Banking System, Inc.	4,112	108,187
Community Bank Systems, Inc.	3,485	126,157
Community Trust Bancorp, Inc.	2,447	83,736
CVB Financial Corp.	96,747	1,550,854
East West Bancorp, Inc.	45,534	1,593,235
Eastern Virginia Bankshares, Inc. (I)	2,996	19,174
Enterprise Bancorp, Inc.	236	4,869
Enterprise Financial Services Corp.	2,969	53,620
Farmers Capital Bank Corp. (I)	1,551	35,037
Fidelity Southern Corp.	3,081	40,022

125

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Financial Institutions, Inc.	1,481	$34,685
First Bancorp North Carolina	4,396	80,667
First BanCorp Puerto Rico (I)	40,964	222,844
First Bancorp, Inc.	1,769	30,887
First Busey Corp.	12,619	73,316
First Business Financial Services, Inc.	683	32,121
First Citizens BancShares, Inc., Class A	1,399	342,755
First Commonwealth Financial Corp.	15,940	146,967
First Community Bancshares, Inc.	4,630	66,348
First Connecticut Bancorp, Inc.	3,963	63,606
First Financial Bancorp	4,968	85,499
First Financial Corp.	1,877	60,421
First Interstate Bancsystem, Inc.	1,660	45,119
First Merchants Corp.	4,679	98,914
First Midwest Bancorp, Inc.	7,500	127,725
First Niagara Financial Group, Inc.	49,532	432,910
First South Bancorp, Inc.	1,628	13,008
Flushing Financial Corp.	4,247	87,276
FNB Corp.	13,426	172,121
Fulton Financial Corp.	18,259	226,229
German American Bancorp, Inc.	1,901	51,479
Glacier Bancorp, Inc.	59,072	1,676,463
Great Southern Bancorp, Inc.	2,054	65,831
Guaranty Bancorp	3,284	45,648
Hanmi Financial Corp.	4,672	98,486
Heartland Financial USA, Inc.	2,428	60,044
Heritage Commerce Corp.	2,996	24,477
Heritage Financial Corp.	1,481	23,829
Horizon Bancorp	1,444	31,537
Hudson Valley Holding Corp.	2,926	52,814
Iberiabank Corp.	24,701	1,709,062
Independent Bank Corp.	2,831	108,654
Independent Bank Corp.	206	2,651
International Bancshares Corp.	8,607	232,389
Intervest Bancshares Corp.	1,311	10,147
Lakeland Bancorp, Inc.	4,262	46,029
Lakeland Financial Corp.	2,332	88,989
LNB Bancorp, Inc.	2,266	27,600
Macatawa Bank Corp.	8,394	42,558
MainSource Financial Group, Inc.	4,125	71,156
MB Financial, Inc.	8,647	233,901
MBT Financial Corp. (I)	3,223	17,630
Mercantile Bank Corp.	1,266	28,966
Merchants Bancshares, Inc.	1,017	32,524
Metro Bancorp, Inc. (I)	2,159	49,916
MidSouth Bancorp, Inc.	1,822	36,240
MidWestOne Financial Group, Inc.	1,343	32,219
National Penn Bancshares, Inc.	20,821	220,286
NBT Bancorp, Inc.	3,823	91,828
NewBridge Bancorp (I)	4,001	32,248
North Valley Bancorp (I)	1,148	25,015
Northrim BanCorp, Inc.	1,530	39,122
Norwood Financial Corp.	792	22,572
OFG Bancorp	6,515	119,941
Old National Bancorp	8,638	123,351
Old Second Bancorp, Inc. (I)	2,721	13,523
OmniAmerican Bancorp, Inc.	1,342	33,550
Pacific Continental Corp.	2,749	37,744
Pacific Mercantile Bancorp (I)	2,510	16,717
Pacific Premier Bancorp, Inc. (I)	2,434	34,295
PacWest Bancorp	39,597	1,709,402
Park Sterling Corp.	10,501	69,202
Peapack Gladstone Financial Corp.	1,625	34,466

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Penns Woods Bancorp, Inc.	792	$37,303
Peoples Bancorp, Inc.	2,153	56,947
Pinnacle Financial Partners, Inc.	5,876	231,984
Popular, Inc. (I)	7,432	254,026
Preferred Bank (I)	1,883	44,514
Premier Financial Bancorp, Inc.	2,052	32,996
PrivateBancorp, Inc.	6,906	200,688
QCR Holdings, Inc.	1,521	26,237
Renasant Corp.	4,209	122,356
Republic Bancorp, Inc., Class A	4,422	104,890
Republic First Bancorp, Inc. (I)	6,323	31,868
S&T Bancorp, Inc.	4,287	106,532
Sandy Spring Bancorp, Inc.	3,480	86,687
Shore Bancshares, Inc. (I)	2,225	20,047
Sierra Bancorp	2,175	34,365
Simmons First National Corp., Class A	2,414	95,087
South State Corp.	434	26,474
Southern Community Financial Corp. (I)	3,274	720
Southern National Bancorp of Virginia, Inc.	1,959	21,862
Southwest Bancorp, Inc.	4,604	78,544
Sterling Bancorp	3,771	45,252
Stock Yards Bancorp, Inc.	2,115	63,239
Suffolk Bancorp (I)	1,938	43,237
Sun Bancorp, Inc. (I)	4,742	19,015
Susquehanna Bancshares, Inc.	34,060	359,674
Taylor Capital Group, Inc. (I)	1,999	42,739
TCF Financial Corp.	7,978	130,600
Texas Capital Bancshares, Inc. (I)	25,936	1,399,247
The Bancorp, Inc. (I)	3,062	36,468
Tompkins Financial Corp.	2,251	108,453
TowneBank	2,772	43,548
Trico Bancshares	2,375	54,958
Trustmark Corp.	5,808	143,400
Union Bankshares Corp.	6,132	157,286
Union Bankshares, Inc.	798	19,782
United Bankshares, Inc.	1,157	37,406
Univest Corp. of Pennsylvania	3,806	78,784
ViewPoint Financial Group, Inc.	3,326	89,503
Washington Trust Bancorp, Inc.	2,598	95,528
Webster Financial Corp.	1,306	41,191
WesBanco, Inc.	4,870	151,165
West Bancorp, Inc.	2,345	35,714
Western Alliance Bancorp (I)	62,852	1,495,878
Wintrust Financial Corp.	7,349	338,054
Yadkin Financial Corp. (I)	1,951	36,757
Zions Bancorporation	22,683	668,468
		24,977,008
Capital Markets - 3.0%
Artisan Partners Asset
Management, Inc., Class A	24,287	1,376,587
Calamos Asset Management, Inc., Class A	4,844	64,861
Capital Southwest Corp.	3,392	122,146
Cowen Group, Inc., Class A (I)	27,926	117,848
E*TRADE Financial Corp. (I)	125,260	2,663,028
Evercore Partners, Inc., Class A	27,442	1,581,757
GFI Group, Inc.	19,435	64,524
Harris & Harris Group, Inc. (I)	5,338	16,975
ICG Group, Inc. (I)	128	2,673
INTL. FCStone, Inc. (I)	4,806	95,736
Investment Technology Group, Inc. (I)	2,461	41,542
Janus Capital Group, Inc.	127,736	1,594,145
JMP Group, Inc.	4,808	36,397
Legg Mason, Inc.	20,082	1,030,407

126

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital Markets (continued)
MCG Capital Corp.	14,059	$55,111
Medallion Financial Corp.	2,675	33,331
Oppenheimer Holdings, Inc., Class A	3,213	77,080
Piper Jaffray Companies (I)	800	41,416
SWS Group, Inc. (I)	6,700	48,776
		9,064,340
Consumer Finance - 0.2%
Asta Funding, Inc. (I)	2,925	24,131
Cash America International, Inc.	3,600	159,948
Encore Capital Group, Inc. (I)	2,320	105,374
Imperial Holdings, Inc. (I)	4,663	31,802
Nelnet, Inc., Class A	4,156	172,183
Nicholas Financial, Inc.	75	1,077
SLM Corp.	2,692	22,371
The First Marblehead Corp. (I)	834	4,379
		521,265
Diversified Financial Services - 0.6%
California First National Bancorp	1,653	24,266
Interactive Brokers Group, Inc., Class A	4,615	107,483
Marlin Business Services Corp.	1,698	30,887
MicroFinancial, Inc.	2,519	19,472
NewStar Financial, Inc. (I)	11,166	156,994
PHH Corp. (I)	10,506	241,428
PICO Holdings, Inc. (I)	5,428	128,969
Resource America, Inc., Class A	3,450	32,258
The NASDAQ OMX Group, Inc.	27,037	1,044,169
		1,785,926
Insurance - 6.2%
Alleghany Corp. (I)	1,828	800,883
Allied World Assurance Company Holdings AG	14,175	538,934
Ambac Financial Group, Inc. (I)	1,384	37,797
American Equity Investment Life
Holding Company	12,334	303,416
American Financial Group, Inc.	39,235	2,336,837
American Independence Corp. (I)	1,482	18,080
American National Insurance Company	4,548	519,382
AMERISAFE, Inc.	2,629	106,921
Argo Group International Holdings, Ltd.	5,107	261,019
Aspen Insurance Holdings, Ltd.	11,100	504,162
Assurant, Inc.	11,377	745,762
Assured Guaranty, Ltd.	29,501	722,775
Axis Capital Holdings, Ltd.	15,915	704,716
Baldwin & Lyons, Inc., Class B	2,973	77,120
Citizens, Inc. (I)	784	5,802
CNO Financial Group, Inc.	40,256	716,557
Donegal Group, Inc., Class A	4,559	69,753
EMC Insurance Group, Inc.	3,026	93,140
Employers Holdings, Inc.	2,717	57,546
Endurance Specialty Holdings, Ltd.	7,972	411,275
Enstar Group, Ltd. (I)	1,114	167,913
FBL Financial Group, Inc., Class A	4,766	219,236
Federated National Holding Company	1,090	27,795
First Acceptance Corp. (I)	7,986	19,566
First American Financial Corp.	18,553	515,588
Fortegra Financial Corp. (I)	4,391	33,459
Genworth Financial, Inc., Class A (I)	28,152	489,845
Global Indemnity PLC (I)	2,945	76,541
Greenlight Capital Re, Ltd., Class A (I)	2,616	86,171
Hallmark Financial Services, Inc. (I)	4,008	43,086
Horace Mann Educators Corp.	7,361	230,178
Independence Holding Company	3,958	55,927

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Investors Title Company	438	$29,512
Kemper Corp.	10,243	377,557
Maiden Holdings, Ltd.	14,084	170,276
MBIA, Inc. (I)	22,405	247,351
Meadowbrook Insurance Group, Inc.	8,411	60,475
Mercury General Corp.	314	14,771
Montpelier Re Holdings, Ltd.	3,588	114,637
National Interstate Corp.	944	26,451
National Western Life Insurance
Company, Class A	888	221,476
Old Republic International Corp.	13,648	225,738
OneBeacon Insurance Group, Ltd., Class A	2,200	34,188
PartnerRe, Ltd.	6,393	698,180
Platinum Underwriters Holdings, Ltd.	5,400	350,190
Primerica, Inc.	5,225	250,016
Protective Life Corp.	12,075	837,160
RLI Corp.	1,322	60,521
Safety Insurance Group, Inc.	2,275	116,890
Selective Insurance Group, Inc.	5,508	136,158
StanCorp Financial Group, Inc.	26,407	1,690,048
State Auto Financial Corp.	4,187	98,101
Stewart Information Services Corp.	4,753	147,391
Symetra Financial Corp.	20,782	472,583
The Hanover Insurance Group, Inc.	7,058	445,713
The Navigators Group, Inc. (I)	2,644	177,280
The Phoenix Companies, Inc. (I)	1,081	52,310
Tower Group International, Ltd.	6,136	11,045
United Fire Group, Inc.	2,908	85,263
Universal Insurance Holdings, Inc.	3,586	46,510
Validus Holdings, Ltd.	13,176	503,850
		18,698,823
Real Estate Investment Trusts - 1.3%
Cousins Properties, Inc.	62,200	774,390
Douglas Emmett, Inc.	53,584	1,512,140
LaSalle Hotel Properties	47,411	1,673,134
		3,959,664
Real Estate Management & Development - 1.1%
AV Homes, Inc. (I)	1,798	29,397
Consolidated-Tomoka Land Company	500	22,950
Forestar Group, Inc. (I)	1,413	26,974
Griffin Land & Nurseries, Inc.	892	26,314
Jones Lang LaSalle, Inc.	13,631	1,722,822
Kennedy-Wilson Holdings, Inc.	56,259	1,508,866
Stratus Properties, Inc. (I)	1,025	16,451
		3,353,774
Thrifts & Mortgage Finance - 1.5%
Alliance Bancorp, Inc. of Pennsylvania	1,263	19,955
ASB Bancorp, Inc. (I)	799	16,100
Astoria Financial Corp.	18,702	251,542
Bank Mutual Corp.	10,661	61,834
BankFinancial Corp.	4,835	53,959
BBX Capital Corp., Class A (I)	879	15,822
Beneficial Mutual Bancorp, Inc. (I)	7,031	95,340
Berkshire Hills Bancorp, Inc.	3,823	88,770
BofI Holding, Inc. (I)	989	72,662
Brookline Bancorp, Inc.	16,329	153,003
Cape Bancorp, Inc.	2,925	31,385
Capitol Federal Financial, Inc.	24,655	299,805
Chicopee Bancorp, Inc.	1,416	23,916
Dime Community Bancshares, Inc.	5,215	82,345
Doral Financial Corp. (I)	285	1,231

127

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
ESB Financial Corp.	2,605	$33,709
ESSA Bancorp, Inc.	2,461	27,391
EverBank Financial Corp.	1,129	22,761
Federal Agricultural Mortgage Corp., Class C	1,713	53,240
First Defiance Financial Corp.	2,186	62,738
First Financial Northwest, Inc.	3,879	42,165
Flagstar Bancorp, Inc. (I)	10,983	198,792
Fox Chase Bancorp, Inc.	2,071	34,917
Franklin Financial Corp. (I)	3,038	65,925
Hampden Bancorp, Inc.	1,142	19,254
Heritage Financial Group, Inc.	1,953	38,728
HF Financial Corp.	1,526	21,135
Hingham Institution for Savings	425	33,745
Home Bancorp, Inc. (I)	1,668	36,729
HopFed Bancorp, Inc.	1,799	20,904
Hudson City Bancorp, Inc.	10,866	106,813
Kearny Financial Corp. (I)	5,419	82,044
Louisiana Bancorp, Inc.	100	1,986
Meta Financial Group, Inc.	965	38,600
MGIC Investment Corp. (I)	4,059	37,505
New Hampshire Thrift Bancshares, Inc.	1,485	22,602
New York Community Bancorp, Inc.	10,536	168,365
Northeast Community Bancorp, Inc.	1,932	13,659
Northfield Bancorp, Inc.	13,676	179,292
Northwest Bancshares, Inc.	7,698	104,462
OceanFirst Financial Corp.	2,476	41,003
Oritani Financial Corp.	7,033	108,238
People’s United Financial, Inc.	40,405	612,944
Provident Financial Holdings, Inc.	1,778	25,852
Provident Financial Services, Inc.	4,245	73,523
Prudential Bancorp, Inc.	1,696	19,521
Pulaski Financial Corp.	1,912	21,797
Riverview Bancorp, Inc. (I)	5,483	21,274
SI Financial Group, Inc.	2,433	28,004
Simplicity Bancorp, Inc.	1,732	30,223
Southern Missouri Bancorp, Inc.	506	18,267
Territorial Bancorp, Inc.	1,722	35,955
TF Financial Corp.	455	19,328
TierOne Corp. (I)	2,328	1
TrustCo Bank Corp.	13,738	91,770
United Community Financial Corp. (I)	10,961	45,269
United Financial Bancorp, Inc.	4,950	67,073
Walker & Dunlop, Inc. (I)	1,536	21,673
Washington Federal, Inc.	8,550	191,777
Waterstone Financial, Inc.	3,678	41,966
Westfield Financial, Inc.	4,152	30,974
WSFS Financial Corp.	1,423	104,832
		4,386,394
		66,747,194
Health Care - 9.5%
Biotechnology - 0.5%
Cubist Pharmaceuticals, Inc. (I)	19,950	1,392,909
Emergent Biosolutions, Inc. (I)	5,391	121,082
Harvard
Apparatus Regenerative Technology, Inc. (I)	1,640	17,138
Maxygen, Inc.	5,405	162
Repligen Corp. (I)	1,386	31,587
Targacept, Inc. (I)	5,553	25,044
Trius Therapeutics, Inc. (I)	1,482	163
		1,588,085

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 2.5%
Alere, Inc. (I)	55,289	$2,068,914
Alphatec Holdings, Inc. (I)	8,403	13,697
Analogic Corp.	1,049	82,074
AngioDynamics, Inc. (I)	8,277	135,163
Anika Therapeutics, Inc. (I)	2,023	93,726
CONMED Corp.	3,500	154,525
CryoLife, Inc.	4,002	35,818
Cynosure, Inc., Class A (I)	1,525	32,406
Digirad Corp.	3,100	11,036
Exactech, Inc. (I)	1,991	50,233
Globus Medical, Inc., Class A (I)	61,143	1,462,541
Greatbatch, Inc. (I)	3,939	193,247
Haemonetics Corp. (I)	27,437	967,977
Hill-Rom Holdings, Inc.	1,767	73,348
Invacare Corp.	7,197	132,209
Kewaunee Scientific Corp.	83	1,461
LeMaitre Vascular, Inc.	1,115	9,221
Medical Action Industries, Inc. (I)	3,775	51,831
Merit Medical Systems, Inc. (I)	6,737	101,729
Misonix, Inc. (I)	500	3,380
Natus Medical, Inc. (I)	4,398	110,566
NuVasive, Inc. (I)	3,766	133,957
Orthofix International NV (I)	559	20,264
RTI Surgical, Inc. (I)	12,463	54,214
Span-America Medical Systems, Inc.	684	14,514
Symmetry Medical, Inc. (I)	6,511	57,687
Wright Medical Group, Inc. (I)	47,427	1,489,208
		7,554,946
Health Care Providers & Services - 4.0%
Almost Family, Inc. (I)	2,180	48,134
Amedisys, Inc. (I)	7,716	129,166
AMN Healthcare Services, Inc. (I)	1,173	14,428
Amsurg Corp. (I)	5,246	239,060
BioScrip, Inc. (I)	6,492	54,143
Chindex International, Inc. (I)	2,547	60,338
Community Health Systems, Inc. (I)	44,768	2,031,124
Cross Country Healthcare, Inc. (I)	6,973	45,464
ExamWorks Group, Inc. (I)	100	3,173
Five Star Quality Care, Inc. (I)	8,754	43,858
Hanger, Inc. (I)	2,811	88,406
Health Net, Inc. (I)	5,858	243,341
Healthways, Inc. (I)	5,277	92,559
Kindred Healthcare, Inc.	70,940	1,638,714
LHC Group, Inc. (I)	2,725	58,233
LifePoint Hospitals, Inc. (I)	32,495	2,017,940
Magellan Health Services, Inc. (I)	5,458	339,706
Medcath Corp. (I)	3,806	5,214
Molina Healthcare, Inc. (I)	5,413	241,582
National Healthcare Corp.	3,289	185,138
Omnicare, Inc.	17,132	1,140,477
Owens & Minor, Inc.	5,919	201,128
PDI, Inc. (I)	619	2,711
PharMerica Corp. (I)	50,934	1,456,203
Premier, Inc., Class A (I)	27,566	799,414
Select Medical Holdings Corp.	25,820	402,792
The Providence Service Corp. (I)	2,037	74,534
Triple-S Management Corp., Class B (I)	3,459	62,020
Universal American Corp.	12,572	104,725
VCA Antech, Inc. (I)	2,521	88,462
		11,912,187
Health Care Technology - 0.1%
Arrhythmia Research Technology, Inc. (I)	200	1,328

128

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health Care Technology (continued)
HMS Holdings Corp. (I)	5,221	$106,561
MedAssets, Inc. (I)	5,638	128,772
		236,661
Life Sciences Tools & Services - 1.0%
Albany Molecular Research, Inc. (I)	4,791	96,395
Charles River
Laboratories International, Inc. (I)	23,959	1,282,286
Harvard Bioscience, Inc. (I)	6,562	29,857
ICON PLC (I)	36,172	1,704,063
		3,112,601
Pharmaceuticals - 1.4%
Cumberland Pharmaceuticals, Inc. (I)	956	4,302
Endo International PLC (I)	20,906	1,463,838
Forest Laboratories, Inc. (I)	767	0
FRD Acquisition Company (I)	5,160	4,438
Impax Laboratories, Inc. (I)	62,580	1,876,774
Lannett Company, Inc. (I)	4,175	207,164
Mallinckrodt PLC (I)	1,769	141,555
POZEN, Inc. (I)	2,238	18,643
Prestige Brands Holdings, Inc. (I)	9,235	312,974
SciClone Pharmaceuticals, Inc. (I)	2,144	11,277
		4,040,965
		28,445,445
Industrials - 17.3%
Aerospace & Defense - 0.9%
AAR Corp.	7,400	203,944
Aerovironment, Inc. (I)	3,571	113,558
Alliant Techsystems, Inc.	612	81,959
Breeze-Eastern Corp. (I)	1,621	20,668
CPI Aerostructures, Inc. (I)	2,000	25,340
Cubic Corp.	2,425	107,937
Curtiss-Wright Corp.	8,823	578,436
Ducommun, Inc. (I)	2,274	59,420
Engility Holdings, Inc. (I)	4,159	159,123
Esterline Technologies Corp. (I)	5,060	582,507
Exelis, Inc.	5,850	99,333
Innovative Solutions & Support, Inc. (I)	708	5,268
Kratos Defense & Security Solutions, Inc. (I)	13,485	105,183
LMI Aerospace, Inc. (I)	2,295	30,019
National Presto Industries, Inc.	138	10,052
Orbital Sciences Corp. (I)	5,161	152,508
SIFCO Industries, Inc.	1,000	31,200
Sparton Corp. (I)	2,053	56,950
The Allied Defense Group, Inc. (I)	1,300	104
Triumph Group, Inc.	5,351	373,607
		2,797,116
Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc. (I)	14,569	121,943
Atlas Air Worldwide Holdings, Inc. (I)	3,546	130,670
Hub Group, Inc., Class A (I)	2,060	103,824
UTi Worldwide, Inc.	587	6,070
XPO Logistics, Inc. (I)	493	14,110
		376,617
Airlines - 0.4%
Alaska Air Group, Inc.	4,696	446,355
Hawaiian Holdings, Inc. (I)	4,411	60,475
JetBlue Airways Corp. (I)	54,435	590,620
Republic Airways Holdings, Inc. (I)	7,820	84,769

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Airlines (continued)
SkyWest, Inc.	9,770	$119,389
		1,301,608
Building Products - 1.5%
Apogee Enterprises, Inc.	48,616	1,694,754
Gibraltar Industries, Inc. (I)	5,765	89,415
Griffon Corp.	13,366	165,738
Insteel Industries, Inc.	2,944	57,850
Owens Corning	16,508	638,529
Quanex Building Products Corp.	5,950	106,327
Simpson Manufacturing Company, Inc.	4,345	157,984
Trex Company, Inc. (I)	51,530	1,485,095
Universal Forest Products, Inc.	2,665	128,640
		4,524,332
Commercial Services & Supplies - 2.4%
ABM Industries, Inc.	4,717	127,265
ACCO Brands Corp. (I)	4,800	30,768
Acme United Corp.	733	12,278
ARC Document Solutions, Inc. (I)	4,498	26,358
Brady Corp., Class A	6,100	182,207
Courier Corp.	2,603	38,837
Covanta Holding Corp.	13,776	283,923
Ennis, Inc.	5,887	89,836
Fuel Tech, Inc. (I)	1,802	10,163
G&K Services, Inc., Class A	2,329	121,271
Heritage-Crystal Clean, Inc. (I)	2,692	52,844
Interface, Inc.	79,305	1,494,106
Intersections, Inc.	1,976	9,722
Kimball International, Inc., Class B	6,675	111,606
McGrath RentCorp.	5,082	186,764
Metalico, Inc. (I)	7,400	9,176
Mobile Mini, Inc.	6,846	327,855
Multi-Color Corp.	2,248	89,942
NL Industries, Inc.	3,260	30,285
Quad/Graphics, Inc.	266	5,950
Schawk, Inc.	6,083	123,850
Team, Inc. (I)	33,665	1,380,938
Tetra Tech, Inc.	5,782	159,005
TRC Companies, Inc. (I)	4,523	28,133
UniFirst Corp.	2,303	244,118
United Stationers, Inc.	3,431	142,284
Versar, Inc. (I)	2,242	7,287
Viad Corp.	4,609	109,879
Virco Manufacturing Corp. (I)	1,200	2,784
Waste Connections, Inc.	35,137	1,705,901
		7,145,335
Construction & Engineering - 2.1%
AECOM Technology Corp. (I)	9,510	306,222
Aegion Corp. (I)	4,648	108,159
Ameresco, Inc., Class A (I)	6,918	48,634
Argan, Inc.	2,078	77,489
Comfort Systems USA, Inc.	5,035	79,553
Dycom Industries, Inc. (I)	54,001	1,690,771
Furmanite Corp. (I)	1,419	16,517
Great Lakes Dredge & Dock Corp. (I)	13,300	106,267
Integrated Electrical Services, Inc. (I)	620	4,055
Layne Christensen Company (I)	3,312	44,050
MasTec, Inc. (I)	2,887	88,977
MYR Group, Inc. (I)	2,883	73,026
Northwest Pipe Company (I)	2,143	86,427
Orion Marine Group, Inc. (I)	4,263	46,168
Pike Corp. (I)	4,803	43,035

129

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Construction & Engineering (continued)
Primoris Services Corp.	54,872	$1,582,508
Quanta Services, Inc. (I)	36,024	1,245,710
Sterling Construction Company, Inc. (I)	3,771	35,372
Tutor Perini Corp. (I)	8,984	285,152
URS Corp.	7,746	355,154
		6,323,246
Electrical Equipment - 1.2%
Allied Motion Technologies, Inc.	1,416	20,504
American Superconductor Corp. (I)	542	883
AZZ, Inc.	392	18,063
Encore Wire Corp.	3,894	190,962
EnerSys, Inc.	28,682	1,973,035
Espey Manufacturing & Electronics Corp.	444	11,153
Global Power Equipment Group, Inc.	4,171	67,403
GrafTech International, Ltd. (I)	26,367	275,799
LSI Industries, Inc.	4,131	32,965
Ocean Power Technologies, Inc. (I)	2,429	3,984
Orion Energy Systems, Inc. (I)	3,553	14,461
Powell Industries, Inc.	1,610	105,262
PowerSecure International, Inc. (I)	3,120	30,389
Preformed Line Products Company	984	52,969
Regal-Beloit Corp.	8,215	645,370
SL Industries, Inc. (I)	1,600	47,200
Ultralife Corp. (I)	1,984	7,619
		3,498,021
Machinery - 2.9%
Actuant Corp., Class A	42	1,452
AGCO Corp.	16,711	939,492
Alamo Group, Inc.	2,127	115,049
Albany International Corp., Class A	9,373	355,799
American Railcar Industries, Inc.	4,020	272,435
Astec Industries, Inc.	4,445	195,047
Barnes Group, Inc.	4,518	174,124
Blount International, Inc. (I)	1,245	17,567
Briggs & Stratton Corp.	7,292	149,194
CIRCOR International, Inc.	909	70,111
Columbus McKinnon Corp.	2,978	80,555
Douglas Dynamics, Inc.	3,168	55,820
Dynamic Materials Corp.	2,005	44,371
EnPro Industries, Inc. (I)	2,365	173,023
ESCO Technologies, Inc.	5,154	178,535
Federal Signal Corp.	10,128	148,375
FreightCar America, Inc.	2,768	69,311
Gencor Industries, Inc. (I)	1,400	15,414
Hardinge, Inc.	3,000	37,950
Hurco Companies, Inc.	1,492	42,074
Hyster-Yale Materials Handling, Inc.	970	85,884
Joy Global, Inc.	1,051	64,721
Key Technology, Inc. (I)	641	7,897
LB Foster Company, Class A	1,699	91,950
Lydall, Inc. (I)	2,409	65,934
MFRI, Inc. (I)	1,100	12,551
Miller Industries, Inc.	2,106	43,341
Mueller Industries, Inc.	5,290	155,579
NN, Inc.	2,376	60,778
PMFG, Inc. (I)	5,333	28,105
Standex International Corp.	1,888	140,618
Supreme Industries, Inc. (I)	3,651	23,732
The Eastern Company	1,471	22,712
The Greenbrier Companies, Inc.	4,803	276,653
The LS Starrett Company, Class A	1,530	23,531
Titan International, Inc.	1,100	18,502

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
TriMas Corp. (I)	41,156	$1,569,278
Trinity Industries, Inc.	25,128	1,098,596
Twin Disc, Inc.	1,650	54,533
Valmont Industries, Inc.	69	10,485
Watts Water Technologies, Inc., Class A	29,965	1,849,739
Woodward, Inc.	1,217	61,069
		8,901,886
Marine - 0.1%
Eagle Bulk Shipping, Inc. (I)	3,351	10,355
International Shipholding Corp.	1,625	37,245
Knightsbridge Tankers, Ltd.	5,070	71,943
Matson, Inc.	6,896	185,089
Ultrapetrol Bahamas, Ltd. (I)	15,837	47,036
		351,668
Professional Services - 0.7%
CBIZ, Inc. (I)	10,531	95,095
CDI Corp.	4,408	63,519
CRA International, Inc. (I)	2,371	54,652
Franklin Covey Company (I)	830	16,708
FTI Consulting, Inc. (I)	7,838	296,433
GP Strategies Corp. (I)	2,385	61,724
Heidrick & Struggles International, Inc.	4,283	79,236
Hill International, Inc. (I)	9,256	57,665
Hudson Global, Inc. (I)	4,800	18,864
Huron Consulting Group, Inc. (I)	200	14,164
ICF International, Inc. (I)	4,587	162,196
Kelly Services, Inc., Class A	6,833	117,323
Korn/Ferry International (I)	9,554	280,601
Mistras Group, Inc. (I)	781	19,150
Navigant Consulting, Inc. (I)	9,227	161,011
On Assignment, Inc. (I)	3,618	128,692
Pendrell Corp. (I)	37,263	65,583
RCM Technologies, Inc. (I)	300	1,908
Resources Connection, Inc.	9,420	123,496
RPX Corp. (I)	4,949	87,845
Volt Information Sciences, Inc. (I)	2,445	23,203
VSE Corp.	1,317	92,611
		2,021,679
Road & Rail - 3.5%
AMERCO	1,663	483,534
ArcBest Corp.	4,807	209,153
Avis Budget Group, Inc. (I)	17,100	1,020,699
Celadon Group, Inc.	72,758	1,551,201
Con-way, Inc.	5,234	263,846
Covenant Transportation
Group, Inc., Class A (I)	2,929	37,726
Heartland Express, Inc.	70,797	1,510,808
Knight Transportation, Inc.	7,116	169,147
Landstar System, Inc.	25,061	1,603,904
Marten Transport, Ltd.	7,428	166,016
Old Dominion Freight Line, Inc. (I)	34,227	2,179,575
P.A.M. Transportation Services, Inc. (I)	2,046	57,206
Patriot Transportation Holding, Inc. (I)	1,350	47,210
Providence and Worcester Railroad Company	815	14,874
Roadrunner Transportation Systems, Inc. (I)	600	16,860
Ryder Systems, Inc.	8,473	746,387
Saia, Inc. (I)	3,963	174,095
USA Truck, Inc. (I)	2,076	38,593
Werner Enterprises, Inc.	4,811	127,540
		10,418,374

130

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 1.4%
Aceto Corp.	5,823	$105,629
Applied Industrial Technologies, Inc.	3,869	196,274
Beacon Roofing Supply, Inc. (I)	33,973	1,125,186
CAI International, Inc. (I)	3,456	76,067
GATX Corp.	7,598	508,610
H&E Equipment Services, Inc. (I)	1,860	67,592
Houston Wire & Cable Company	3,039	37,714
Kaman Corp.	2,465	105,329
Lawson Products, Inc. (I)	1,291	21,030
MRC Global, Inc. (I)	40,386	1,142,520
Rush Enterprises, Inc., Class A (I)	5,802	201,155
Rush Enterprises, Inc., Class B (I)	12,598	396,207
TAL International Group, Inc. (I)	5,250	232,890
Titan Machinery, Inc. (I)	2,816	46,351
Transcat, Inc. (I)	1,532	15,718
Willis Lease Finance Corp. (I)	406	9,955
		4,288,227
Transportation Infrastructure - 0.1%
Wesco Aircraft Holdings, Inc. (I)	8,691	173,472
		52,121,581
Information Technology - 17.3%
Communications Equipment - 2.0%
ARRIS Group, Inc. (I)	61,693	2,006,873
Bel Fuse, Inc., Class B	1,641	42,124
Black Box Corp.	2,530	59,303
Calix, Inc. (I)	7,059	57,743
Communications Systems, Inc.	1,800	22,374
Comtech Telecommunications Corp.	3,221	120,240
Digi International, Inc. (I)	4,813	45,338
EchoStar Corp., Class A (I)	6,891	364,810
Emulex Corp. (I)	21,867	124,642
Extreme Networks, Inc. (I)	6,886	30,574
Finisar Corp. (I)	63,893	1,261,887
Harmonic, Inc. (I)	23,851	177,928
JDS Uniphase Corp. (I)	77,507	966,512
KVH Industries, Inc. (I)	2,778	36,197
NETGEAR, Inc. (I)	4,613	160,394
Novatel Wireless, Inc. (I)	6,508	12,430
Oclaro, Inc. (I)	5,040	11,088
Oplink Communications, Inc. (I)	3,231	54,830
Optical Cable Corp.	931	3,724
Plantronics, Inc.	1,308	62,849
Polycom, Inc. (I)	19,929	249,710
Relm Wireless Corp. (I)	2,100	8,106
Tessco Technologies, Inc.	1,750	55,528
Westell Technologies, Inc., Class A (I)	8,500	20,825
		5,956,029
Electronic Equipment, Instruments & Components - 5.0%
ADDvantage Technologies Group, Inc. (I)	428	1,179
Aeroflex Holding Corp. (I)	3,027	31,784
Agilysys, Inc. (I)	1,924	27,090
Arrow Electronics, Inc. (I)	16,966	1,024,916
Avnet, Inc.	22,763	1,008,629
AVX Corp.	29,339	389,622
Belden, Inc.	19,451	1,520,290
Benchmark Electronics, Inc. (I)	6,843	174,360
Checkpoint Systems, Inc. (I)	9,467	132,443
Coherent, Inc. (I)	22,554	1,492,398
CTS Corp.	4,099	76,651
Daktronics, Inc.	1,238	14,757
Echelon Corp. (I)	7,977	19,384

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Electro Rent Corp.	3,773	$63,122
Electro Scientific Industries, Inc.	4,104	27,948
Fabrinet (I)	5,079	104,627
FEI Company	12,160	1,103,277
Frequency Electronics, Inc. (I)	1,783	21,949
GSI Group, Inc. (I)	8,069	102,718
Identive Group, Inc. (I)	433	4,793
II-VI, Inc. (I)	6,455	93,339
Ingram Micro, Inc., Class A (I)	27,323	798,105
Insight Enterprises, Inc. (I)	7,853	241,401
Iteris, Inc. (I)	8,054	13,692
Itron, Inc. (I)	7,962	322,859
Jabil Circuit, Inc.	3,944	82,430
KEMET Corp. (I)	10,443	60,047
Key Tronic Corp. (I)	1,900	19,912
Maxwell Technologies, Inc. (I)	6,813	103,081
Measurement Specialties, Inc. (I)	680	58,528
Mercury Systems, Inc. (I)	8,122	92,103
Methode Electronics, Inc.	4,627	176,798
Multi-Fineline Electronix, Inc. (I)	3,796	41,908
NAPCO Security Technologies, Inc. (I)	1,164	6,321
Newport Corp. (I)	5,207	96,330
PAR Technology Corp. (I)	3,132	13,154
Park Electrochemical Corp.	3,038	85,702
PC Connection, Inc.	4,352	89,999
PCM, Inc. (I)	3,055	32,566
Perceptron, Inc.	1,608	20,502
Planar Systems, Inc. (I)	5,100	12,495
Plexus Corp. (I)	3,089	133,723
Radisys Corp. (I)	5,279	18,424
RF Industries, Ltd.	120	719
Richardson Electronics, Ltd.	2,384	24,960
Rofin-Sinar Technologies, Inc. (I)	4,747	114,118
Rogers Corp. (I)	2,200	145,970
Sanmina Corp. (I)	88,277	2,010,950
ScanSource, Inc. (I)	2,542	96,799
SMTC Corp. (I)	490	877
SYNNEX Corp. (I)	4,158	302,910
Tech Data Corp. (I)	30,977	1,936,682
TTM Technologies, Inc. (I)	18,607	152,577
Viasystems Group, Inc. (I)	3,526	38,398
Vicon Industries, Inc. (I)	126	318
Vishay Intertechnology, Inc.	18,624	288,486
Vishay Precision Group, Inc. (I)	2,886	47,504
		15,116,624
Internet Software & Services - 1.3%
AOL, Inc. (I)	12,851	511,341
Bankrate, Inc. (I)	9,842	172,629
Blucora, Inc. (I)	6,814	128,580
Conversant, Inc. (I)	56,920	1,445,768
Dealertrack Technologies, Inc. (I)	782	35,456
Digital River, Inc. (I)	7,465	115,185
EarthLink Holdings Corp.	15,906	59,170
InterActiveCorp	2,815	194,882
Internap Network Services Corp. (I)	4,743	33,438
IntraLinks Holdings, Inc. (I)	512	4,552
Limelight Networks, Inc. (I)	7,903	24,183
Monster Worldwide, Inc. (I)	28,794	188,313
Perficient, Inc. (I)	2,608	50,778
QuinStreet, Inc. (I)	10,530	58,020
RealNetworks, Inc. (I)	8,110	61,879
Reis, Inc.	300	6,324

131

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet Software & Services (continued)
SciQuest, Inc. (I)	35,052	$620,070
TechTarget, Inc. (I)	8,844	78,004
TheStreet, Inc.	8,757	21,104
XO Group, Inc. (I)	3,766	46,021
		3,855,697
IT Services - 1.7%
Acxiom Corp. (I)	3,452	74,874
CACI International, Inc., Class A (I)	24,970	1,753,144
CIBER, Inc. (I)	13,394	66,166
Convergys Corp.	11,544	247,503
CoreLogic, Inc. (I)	2,808	85,251
CSG Systems International, Inc.	1,964	51,280
Datalink Corp. (I)	1,251	12,510
DST Systems, Inc.	1,377	126,918
Jack Henry & Associates, Inc.	27,699	1,646,152
ManTech International Corp., Class A	4,529	133,696
MAXIMUS, Inc.	12,855	553,022
ModusLink Global Solutions, Inc. (I)	7,816	29,232
NCI, Inc., Class A (I)	2,106	18,701
PRGX Global, Inc. (I)	4,607	29,439
StarTek, Inc. (I)	3,143	24,264
Sykes Enterprises, Inc. (I)	8,596	186,791
The Hackett Group, Inc.	7,525	44,924
VeriFone Systems, Inc. (I)	950	34,913
		5,118,780
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Energy Industries, Inc. (I)	3,450	66,413
Alpha & Omega Semiconductor, Ltd. (I)	4,513	41,836
Amkor Technology, Inc. (I)	9,473	105,908
Amtech Systems, Inc. (I)	2,396	29,303
ANADIGICS, Inc. (I)	2,200	1,780
Axcelis Technologies, Inc. (I)	27,071	54,142
AXT, Inc. (I)	4,229	9,050
Brooks Automation, Inc.	15,547	167,441
BTU International, Inc. (I)	1,318	4,310
Cascade Microtech, Inc. (I)	1,892	25,845
Cohu, Inc.	4,192	44,854
Diodes, Inc. (I)	733	21,228
DSP Group, Inc. (I)	4,494	38,154
Entegris, Inc. (I)	21,842	300,218
Entropic Communications, Inc. (I)	21,820	72,661
Exar Corp. (I)	3,200	36,160
Fairchild Semiconductor International, Inc. (I)	90,748	1,415,669
First Solar, Inc. (I)	15,984	1,135,823
FormFactor, Inc. (I)	7,875	65,520
GigOptix, Inc. (I)	931	1,275
GSI Technology, Inc. (I)	5,524	32,923
Integrated Device Technology, Inc. (I)	102,118	1,578,744
Integrated Silicon Solution, Inc. (I)	6,651	98,235
International Rectifier Corp. (I)	12,532	349,643
Intersil Corp., Class A	24,969	373,287
IXYS Corp.	7,588	93,484
Kopin Corp. (I)	12,552	40,920
Kulicke & Soffa Industries, Inc. (I)	14,905	212,545
Lattice Semiconductor Corp. (I)	16,204	133,683
Magnachip Semiconductor Corp. (I)	4,940	69,654
Marvell Technology Group, Ltd.	34,320	491,806
MKS Instruments, Inc.	9,788	305,777
NeoPhotonics Corp. (I)	5,504	22,897
OmniVision Technologies, Inc. (I)	6,306	138,606
ON Semiconductor Corp. (I)	2,421	22,128
Pericom Semiconductor Corp. (I)	4,434	40,083

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Photronics, Inc. (I)	13,726	$118,044
PMC-Sierra, Inc. (I)	7,616	57,958
Power Integrations, Inc.	25,461	1,465,026
RF Micro Devices, Inc. (I)	2,250	21,578
Rudolph Technologies, Inc. (I)	5,137	50,754
Sigma Designs, Inc. (I)	7,902	36,191
Silicon Image, Inc. (I)	2,000	10,080
Spansion, Inc., Class A (I)	10,091	212,617
SunPower Corp. (I)	2,908	119,170
TriQuint Semiconductor, Inc. (I)	29,465	465,842
Ultra Clean Holdings, Inc. (I)	1,700	15,385
Veeco Instruments, Inc. (I)	28,922	1,077,634
Xcerra Corp. (I)	11,213	102,038
		11,394,322
Software - 2.5%
Aware, Inc. (I)	4,448	29,179
Bottomline Technologies, Inc. (I)	43,372	1,297,690
Cadence Design Systems, Inc. (I)	91,157	1,594,336
Compuware Corp.	1,875	18,731
Epiq Systems, Inc.	7,845	110,222
ePlus, Inc. (I)	1,364	79,385
GSE Systems, Inc. (I)	2,016	3,347
Informatica Corp. (I)	17,871	637,101
Mentor Graphics Corp.	10,530	227,132
MicroStrategy, Inc., Class A (I)	11,211	1,576,491
Progress Software Corp. (I)	4,805	115,512
Rovi Corp. (I)	4,651	111,438
Seachange International, Inc. (I)	5,428	43,478
SS&C Technologies Holdings, Inc. (I)	33,520	1,482,254
Take-Two Interactive Software, Inc. (I)	4,023	89,472
TeleCommunication Systems, Inc., Class A (I)	7,641	25,139
Telenav, Inc. (I)	9,785	55,677
		7,496,584
Technology Hardware, Storage & Peripherals - 1.0%
Astro-Med, Inc.	1,439	19,556
Cray, Inc. (I)	70,578	1,877,375
Dot Hill Systems Corp. (I)	1,830	8,601
Electronics For Imaging, Inc. (I)	5,466	247,063
Hutchinson Technology, Inc. (I)	5,052	12,630
Imation Corp. (I)	9,485	32,628
Intevac, Inc. (I)	3,801	30,446
Lexmark International, Inc., Class A	12,325	593,572
QLogic Corp. (I)	17,751	179,108
Qumu Corp. (I)	958	13,402
Super Micro Computer, Inc. (I)	6,324	159,807
		3,174,188
		52,112,224
Materials - 6.8%
Chemicals - 2.0%
A. Schulman, Inc.	4,138	160,141
Axiall Corp.	5,078	240,037
Cabot Corp.	11,568	670,828
Calgon Carbon Corp. (I)	1,653	36,911
Chase Corp.	1,174	40,080
Chemtura Corp. (I)	2,452	64,071
Core Molding Technologies, Inc. (I)	1,000	13,000
Ferro Corp. (I)	2,804	35,218
FMC Corp.	19,337	1,376,601
FutureFuel Corp.	6,696	111,087
Hawkins, Inc.	330	12,256
HB Fuller Company	3,371	162,145

132

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Huntsman Corp.	3,419	$96,074
Innophos Holdings, Inc.	497	28,612
Innospec, Inc.	259	11,181
Intrepid Potash, Inc. (I)	800	13,408
KMG Chemicals, Inc.	1,101	19,796
Kraton Performance Polymers, Inc. (I)	7,990	178,896
Landec Corp. (I)	3,865	48,274
LSB Industries, Inc. (I)	539	22,460
Minerals Technologies, Inc.	30,127	1,975,729
Olin Corp.	6,813	183,406
OM Group, Inc.	4,455	144,476
OMNOVA Solutions, Inc. (I)	6,574	59,758
Penford Corp. (I)	2,624	33,666
Trecora Resources (I)	3,574	42,316
Tronox, Ltd., Class A	6,193	166,592
Zep, Inc.	3,273	57,801
		6,004,820
Construction Materials - 0.6%
Eagle Materials, Inc.	18,814	1,773,784
Texas Industries, Inc. (I)	1,292	119,329
United States Lime & Minerals, Inc.	839	54,367
		1,947,480
Containers & Packaging - 1.5%
Bemis Company, Inc.	830	33,748
Graphic Packaging Holding Company (I)	208,117	2,434,969
Greif, Inc., Class A	785	42,830
MeadWestvaco Corp.	24,044	1,064,187
Myers Industries, Inc.	6,330	127,170
Rock-Tenn Company, Class A	7,113	751,062
Sonoco Products Company	840	36,901
		4,490,867
Metals & Mining - 2.1%
AM Castle & Company (I)	4,342	47,936
Ampco-Pittsburgh Corp.	1,644	37,713
Century Aluminum Company (I)	12,885	202,037
Cliffs Natural Resources, Inc.	26,803	403,385
Coeur Mining, Inc. (I)	10,600	97,308
Commercial Metals Company	11,325	196,036
Friedman Industries, Inc.	1,511	12,768
Globe Specialty Metals, Inc.	6,930	144,005
Haynes International, Inc.	31,497	1,782,415
Horsehead Holding Corp. (I)	11,027	201,353
Kaiser Aluminum Corp.	2,852	207,825
Materion Corp.	3,233	119,589
Noranda Aluminum Holding Corp.	71	251
Olympic Steel, Inc.	2,383	58,979
Reliance Steel & Aluminum Company	12,460	918,427
RTI International Metals, Inc. (I)	4,900	130,291
Schnitzer Steel Industries, Inc., Class A	5,182	135,095
Steel Dynamics, Inc.	38,475	690,626
Stillwater Mining Company (I)	8,982	157,634
SunCoke Energy, Inc. (I)	6,433	138,310
Synalloy Corp.	2,039	33,480
United States Steel Corp.	24,757	644,672
Universal Stainless & Alloy Products, Inc. (I)	1,562	50,734
		6,410,869
Paper & Forest Products - 0.6%
Boise Cascade Company (I)	2,350	67,304
Clearwater Paper Corp. (I)	1,959	120,909
Domtar Corp.	10,244	438,955
KapStone Paper and Packaging Corp. (I)	10,420	345,215

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Paper & Forest Products (continued)
Louisiana-Pacific Corp. (I)	21,144	$317,583
Mercer International, Inc. (I)	10,058	105,609
Neenah Paper, Inc.	383	20,356
PH Glatfelter Company	4,610	122,303
Resolute Forest Products, Inc. (I)	9,682	162,464
Schweitzer-Mauduit International, Inc.	211	9,212
		1,709,910
		20,563,946
Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.5%
Atlantic Tele-Network, Inc.	1,524	88,392
Cbeyond, Inc. (I)	796	7,920
Enventis Corp.	2,058	32,599
Frontier Communications Corp.	171,525	1,001,706
General Communication, Inc., Class A (I)	8,502	94,202
Hawaiian Telcom Holdco, Inc. (I)	2,368	67,748
Inteliquent, Inc.	2,582	35,812
Iridium Communications, Inc. (I)	9,684	81,927
Premiere Global Services, Inc. (I)	3,309	44,175
Vonage Holdings Corp. (I)	30,776	115,410
Windstream Holdings, Inc.	1,789	17,818
		1,587,709
Wireless Telecommunication Services - 0.3%
Leap Wireless International, Inc. (I)	8,053	20,294
Shenandoah Telecommunications Company	3,412	103,930
Telephone & Data Systems, Inc.	16,512	431,128
United States Cellular Corp.	4,616	188,333
USA Mobility, Inc.	5,172	79,649
		823,334
		2,411,043
Utilities - 1.1%
Electric Utilities - 0.0%
Genie Energy, Ltd., B Shares (I)	503	3,959
Gas Utilities - 0.9%
UGI Corp.	52,275	2,639,888
Independent Power and Renewable Electricity
Producers - 0.2%
Dynegy, Inc. (I)	9,912	344,938
Ormat Technologies, Inc.	9,116	262,814
		607,752
Water Utilities - 0.0%
Consolidated Water Company, Ltd.	3,558	41,878
		3,293,477
TOTAL COMMON STOCKS (Cost $233,757,929)		$297,397,833
WARRANTS - 0.0%
Magnum Hunter Resources Corp. (Expiration
Date: 04/15/2016) (I)(N)	805	1,669
TOTAL WARRANTS (Cost $855)		$1,669

133

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
State Street Institutional Liquid Reserves
Fund, 0.0619% (Y)	1,344,624	1,344,624
TOTAL SHORT-TERM INVESTMENTS (Cost $1,344,624)		$1,344,624
Total Investments (Small Cap Opportunities Trust)
(Cost $235,103,408) - 99.2%		$298,744,126
Other assets and liabilities, net - 0.8%		2,420,280
TOTAL NET ASSETS - 100.0%		$301,164,406
Small Cap Value Trust
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.3%
Consumer Discretionary - 11.2%
Diversified Consumer Services - 1.6%
Matthews International Corp., Class A (L)	285,210	$11,856,180
Hotels, Restaurants & Leisure - 0.2%
Choice Hotels International, Inc.	39,610	1,866,025
Household Durables - 2.5%
Helen of Troy, Ltd. (I)	307,480	18,642,512
Multiline Retail - 1.3%
Fred’s, Inc., Class A	670,742	10,255,645
Specialty Retail - 5.6%
Advance Auto Parts, Inc.	18,610	2,510,861
Ascena Retail Group, Inc. (I)	781,300	13,360,230
CST Brands, Inc.	29,140	1,005,330
Stage Stores, Inc.	514,529	9,616,547
The Cato Corp., Class A	516,196	15,950,456
		42,443,424
		85,063,786
Consumer Staples - 3.3%
Food & Staples Retailing - 1.3%
Casey’s General Stores, Inc.	146,550	10,301,000
Food Products - 2.0%
Cranswick PLC	347,922	7,531,738
Post Holdings, Inc. (I)	147,080	7,487,843
		15,019,581
		25,320,581
Energy - 6.7%
Energy Equipment & Services - 2.3%
Era Group, Inc. (I)	278,997	8,001,634
SEACOR Holdings, Inc. (I)	109,698	9,022,661
		17,024,295
Oil, Gas & Consumable Fuels - 4.4%
Diamondback Energy, Inc. (I)	153,941	13,669,961
Dorian LPG, Ltd. (I)(L)	163,140	3,750,589
Scorpio Tankers, Inc.	1,525,880	15,518,200
Whiting Petroleum Corp. (I)	8,780	704,595
		33,643,345
		50,667,640

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Financials - 20.7%
Banks - 10.2%
First Busey Corp.	807,306	$4,690,448
First Midwest Bancorp, Inc.	691,341	11,773,537
First Niagara Financial Group, Inc.	704,272	6,155,337
Flushing Financial Corp.	293,632	6,034,138
Hancock Holding Company	235,210	8,307,617
International Bancshares Corp.	525,574	14,190,498
MB Financial, Inc.	308,918	8,356,232
Webster Financial Corp.	461,760	14,563,910
WestAmerica Bancorp. (L)	58,270	3,046,356
		77,118,073
Capital Markets - 1.1%
Ares Capital Corp.	50,016	893,286
Solar Capital, Ltd.	338,055	7,193,810
		8,087,096
Insurance - 4.1%
Alleghany Corp. (I)	3,258	1,427,395
AMERISAFE, Inc.	140,800	5,726,336
Assured Guaranty, Ltd.	27,400	671,300
Platinum Underwriters Holdings, Ltd.	116,479	7,553,663
Primerica, Inc.	279,600	13,378,860
Reinsurance Group of America, Inc.	17,420	1,374,438
White Mountains Insurance Group, Ltd.	1,730	1,052,601
		31,184,593
Real Estate Investment Trusts - 3.9%
Campus Crest Communities, Inc.	666,217	5,769,439
Corrections Corp. of America	26,824	881,168
DiamondRock Hospitality Company	563,368	7,222,378
Education Realty Trust, Inc.	711,960	7,646,450
Mid-America Apartment Communities, Inc.	12,800	935,040
Summit Hotel Properties, Inc.	684,799	7,258,869
		29,713,344
Thrifts & Mortgage Finance - 1.4%
Northwest Bancshares, Inc.	785,180	10,654,893
		156,757,999
Health Care - 12.1%
Health Care Equipment & Supplies - 4.3%
Haemonetics Corp. (I)	232,850	8,214,948
ICU Medical, Inc. (I)	240,040	14,596,832
STERIS Corp.	187,650	10,035,522
		32,847,302
Health Care Providers & Services - 1.5%
Amsurg Corp. (I)	173,840	7,921,889
Corvel Corp. (I)	83,530	3,773,885
		11,695,774
Health Care Technology - 2.1%
Allscripts Healthcare Solutions, Inc. (I)	538,430	8,641,802
MedAssets, Inc. (I)	304,960	6,965,286
		15,607,088
Life Sciences Tools & Services - 3.4%
Charles River
Laboratories International, Inc. (I)	290,980	15,573,250
ICON PLC (I)	207,840	9,791,342
		25,364,592

134

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals - 0.8%
Phibro Animal Health Corp. (I)	281,230	$6,172,999
		91,687,755
Industrials - 18.4%
Aerospace & Defense - 1.6%
Cubic Corp.	274,330	12,210,428
Air Freight & Logistics - 1.1%
Atlas Air Worldwide Holdings, Inc. (I)	69,200	2,550,020
UTi Worldwide, Inc. (I)	595,480	6,157,263
		8,707,283
Commercial Services & Supplies - 6.2%
ACCO Brands Corp. (I)	1,217,050	7,801,291
Clean Harbors, Inc. (I)	12,310	790,918
G&K Services, Inc., Class A	270,710	14,095,870
SP Plus Corp. (I)	435,838	9,322,575
United Stationers, Inc.	368,168	15,267,927
		47,278,581
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	19,596	1,697,406
Machinery - 6.1%
Albany International Corp., Class A	397,964	15,106,713
ESCO Technologies, Inc.	263,102	9,113,853
Luxfer Holdings PLC, ADR	281,560	5,335,562
Mueller Industries, Inc.	559,580	16,457,248
		46,013,376
Professional Services - 1.1%
FTI Consulting, Inc. (I)	211,570	8,001,577
Trading Companies & Distributors - 2.1%
GATX Corp.	234,340	15,686,720
		139,595,371
Information Technology - 12.7%
Electronic Equipment, Instruments & Components - 7.1%
Belden, Inc.	374,779	29,292,727
Coherent, Inc. (I)	110,010	7,279,362
MTS Systems Corp.	71,728	4,860,289
ScanSource, Inc. (I)	251,150	9,563,792
Zebra Technologies Corp., Class A (I)	38,200	3,144,624
		54,140,794
IT Services - 2.2%
Forrester Research, Inc.	286,113	10,837,960
MAXIMUS, Inc.	131,790	5,669,606
		16,507,566
Semiconductors & Semiconductor Equipment - 1.0%
Maxim Integrated Products, Inc.	39,890	1,348,681
Micrel, Inc.	550,218	6,206,459
		7,555,140
Software - 0.8%
MICROS Systems, Inc. (I)	25,910	1,759,289
Verint Systems, Inc. (I)	84,570	4,148,159
		5,907,448
Technology Hardware, Storage & Peripherals - 1.6%
Diebold, Inc.	306,340	12,305,678
		96,416,626
Materials - 7.2%
Chemicals - 4.7%
Innospec, Inc.	199,070	8,593,852

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Koppers Holdings, Inc.	231,645	$8,860,421
Sensient Technologies Corp.	188,500	10,503,220
Zep, Inc.	457,750	8,083,865
		36,041,358
Containers & Packaging - 1.2%
AptarGroup, Inc.	10,068	674,657
Greif, Inc., Class A	152,970	8,346,043
		9,020,700
Paper & Forest Products - 1.3%
Deltic Timber Corp.	159,486	9,636,144
		54,698,202
Utilities - 4.0%
Electric Utilities - 1.1%
UNS Energy Corp.	126,000	7,611,660
Westar Energy, Inc. (L)	15,950	609,131
		8,220,791
Gas Utilities - 2.9%
Atmos Energy Corp.	13,300	710,220
New Jersey Resources Corp.	98,604	5,636,205
The Laclede Group, Inc.	155,980	7,572,829
UGI Corp.	22,290	1,125,645
WGL Holdings, Inc.	153,380	6,610,678
		21,655,577
		29,876,368
TOTAL COMMON STOCKS (Cost $500,171,092)		$730,084,328
SECURITIES LENDING COLLATERAL - 1.0%
John Hancock Collateral
Investment Trust, 0.0995% (W)(Y)	759,662	7,602,246
TOTAL SECURITIES LENDING
COLLATERAL (Cost $7,602,126)		$7,602,246
SHORT-TERM INVESTMENTS - 3.9%
Repurchase Agreement - 3.9%
Bank of America Tri-Party Repurchase
Agreement dated 06/30/2014 at 0.100% to
be repurchased at $29,500,082 on
07/01/2014, collateralized by $28,701,791
Government National Mortgage Association,
3.000%, due 10/20/2028 (valued at
$30,090,001, including interest)	$29,500,000	$29,500,000
TOTAL SHORT-TERM INVESTMENTS (Cost $29,500,000)		$29,500,000
Total Investments (Small Cap Value Trust)
(Cost $537,273,218) - 101.2%		$767,186,574
Other assets and liabilities, net - (1.2%)		(8,759,512)
TOTAL NET ASSETS - 100.0%		$758,427,062

135

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Company Growth Trust
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.4%
Consumer Discretionary - 12.0%
Auto Components - 0.9%
Tenneco, Inc. (I)	19,447	$1,277,659
Distributors - 0.7%
Pool Corp.	18,839	1,065,534
Hotels, Restaurants & Leisure - 3.1%
Choice Hotels International, Inc.	16,600	782,026
Domino’s Pizza, Inc.	15,309	1,118,935
Jack in the Box, Inc.	29,120	1,742,541
The Cheesecake Factory, Inc.	21,926	1,017,805
		4,661,307
Household Durables - 1.0%
Ethan Allen Interiors, Inc. (L)	13,505	334,114
Standard Pacific Corp. (I)	131,746	1,133,016
		1,467,130
Internet & Catalog Retail - 0.7%
HomeAway, Inc. (I)	31,621	1,101,043
Leisure Products - 0.7%
Brunswick Corp.	23,679	997,596
Media - 0.7%
Sinclair Broadcast Group, Inc., Class A (L)	29,106	1,011,434
Specialty Retail - 2.5%
DSW, Inc., Class A	30,806	860,720
Group 1 Automotive, Inc.	14,544	1,226,205
Monro Muffler Brake, Inc.	19,220	1,022,312
Vitamin Shoppe, Inc. (I)	13,944	599,871
		3,709,108
Textiles, Apparel & Luxury Goods - 1.7%
G-III Apparel Group, Ltd. (I)	15,771	1,287,860
Steven Madden, Ltd. (I)	34,618	1,187,397
		2,475,257
		17,766,068
Consumer Staples - 2.2%
Food Products - 2.2%
Annie’s, Inc. (I)	28,681	969,991
B&G Foods, Inc.	29,352	959,517
Lancaster Colony Corp.	13,289	1,264,581
		3,194,089
		3,194,089
Energy - 7.3%
Energy Equipment & Services - 3.2%
Atwood Oceanics, Inc. (I)	16,688	875,786
Dresser-Rand Group, Inc. (I)	16,513	1,052,373
Dril-Quip, Inc. (I)	12,295	1,343,106
Patterson-UTI Energy, Inc.	44,668	1,560,700
		4,831,965
Oil, Gas & Consumable Fuels - 4.1%
Energen Corp.	16,000	1,422,080
Laredo Petroleum, Inc. (I)	38,501	1,192,761
Oasis Petroleum, Inc. (I)	28,220	1,577,216
Resolute Energy Corp. (I)	56,934	491,910
Ultra Petroleum Corp. (I)(L)	45,842	1,361,049
		6,045,016
		10,876,981

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Financials - 10.6%
Banks - 4.0%
Hancock Holding Company	31,181	$1,101,313
Home BancShares, Inc.	33,361	1,094,908
Prosperity Bancshares, Inc.	18,556	1,161,606
SVB Financial Group (I)	11,990	1,398,274
UMB Financial Corp.	18,792	1,191,225
		5,947,326
Capital Markets - 3.3%
Affiliated Managers Group, Inc. (I)	5,384	1,105,874
Greenhill & Company, Inc. (L)	14,939	735,746
Janus Capital Group, Inc.	86,977	1,085,473
SEI Investments Company	13,403	439,216
Stifel Financial Corp. (I)	32,431	1,535,608
		4,901,917
Insurance - 1.8%
American Equity Investment Life
Holding Company	47,636	1,171,846
Protective Life Corp.	22,699	1,573,722
		2,745,568
Real Estate Investment Trusts - 1.5%
Corrections Corp. of America	35,711	1,173,106
Gaming and Leisure Properties, Inc.	29,926	1,016,586
		2,189,692
		15,784,503
Health Care - 18.0%
Biotechnology - 4.9%
Acorda Therapeutics, Inc. (I)	11,200	377,552
Alnylam Pharmaceuticals, Inc. (I)	13,307	840,603
Exact Sciences Corp. (I)(L)	70,099	1,193,786
Incyte Corp., Ltd. (I)	23,518	1,327,356
InterMune, Inc. (I)	38,504	1,699,952
NPS Pharmaceuticals, Inc. (I)	29,243	966,481
Seattle Genetics, Inc. (I)(L)	24,834	949,901
		7,355,631
Health Care Equipment & Supplies - 3.7%
Insulet Corp. (I)	27,181	1,078,270
Masimo Corp. (I)	709	16,732
NuVasive, Inc. (I)	31,295	1,113,163
Sirona Dental Systems, Inc. (I)(L)	14,184	1,169,613
STERIS Corp.	24,217	1,295,125
Thoratec Corp. (I)	23,337	813,528
		5,486,431
Health Care Providers & Services - 5.1%
Chemed Corp. (L)	14,270	1,337,384
Community Health Systems, Inc. (I)	27,641	1,254,072
HealthSouth Corp.	31,882	1,143,607
MEDNAX, Inc. (I)	20,397	1,186,086
Select Medical Holdings Corp.	80,551	1,256,596
VCA Antech, Inc. (I)	38,648	1,356,158
		7,533,903
Health Care Technology - 0.3%
HMS Holdings Corp. (I)	22,207	453,245
Life Sciences Tools & Services - 2.4%
PAREXEL International Corp. (I)	23,002	1,215,426
PerkinElmer, Inc.	24,296	1,138,025
Techne Corp.	12,812	1,186,007
		3,539,458

136

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals - 1.6%
Jazz Pharmaceuticals PLC (I)	6,954	$1,022,308
Salix Pharmaceuticals, Ltd. (I)	10,462	1,290,488
		2,312,796
		26,681,464
Industrials - 17.1%
Aerospace & Defense - 1.4%
Hexcel Corp. (I)	25,664	1,049,658
TransDigm Group, Inc.	6,074	1,015,937
		2,065,595
Air Freight & Logistics - 0.8%
Forward Air Corp.	25,683	1,228,932
Building Products - 1.1%
AO Smith Corp.	31,840	1,578,627
Commercial Services & Supplies - 2.4%
Pitney Bowes, Inc. (L)	57,420	1,585,940
Steelcase, Inc., Class A	66,724	1,009,534
Tetra Tech, Inc.	35,244	969,210
		3,564,684
Construction & Engineering - 0.7%
MasTec, Inc. (I)	32,829	1,011,790
Electrical Equipment - 1.0%
Acuity Brands, Inc.	11,036	1,525,727
Machinery - 5.2%
Crane Company	16,909	1,257,353
ITT Corp.	33,466	1,609,715
Lincoln Electric Holdings, Inc.	21,387	1,494,524
WABCO Holdings, Inc. (I)	13,430	1,434,593
Wabtec Corp.	23,437	1,935,662
		7,731,847
Marine - 1.1%
Kirby Corp. (I)	14,220	1,665,731
Road & Rail - 1.8%
Knight Transportation, Inc.	51,562	1,225,629
Swift Transportation Company (I)	54,530	1,375,792
		2,601,421
Trading Companies & Distributors - 1.6%
Watsco, Inc.	11,889	1,221,714
WESCO International, Inc. (I)	14,154	1,222,623
		2,444,337
		25,418,691
Information Technology - 25.0%
Communications Equipment - 1.7%
ARRIS Group, Inc. (I)	52,428	1,705,483
Finisar Corp. (I)	40,917	808,111
		2,513,594
Electronic Equipment, Instruments & Components - 4.2%
Cognex Corp.	38,714	1,486,618
IPG Photonics Corp. (I)(L)	10,815	744,072
Littelfuse, Inc.	15,283	1,420,555
National Instruments Corp.	30,208	978,437
SYNNEX Corp. (I)	21,684	1,579,679
		6,209,361
Internet Software & Services - 4.0%
Conversant, Inc. (I)(L)	54,477	1,383,716
CoStar Group, Inc. (I)	12,371	1,956,721

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet Software & Services (continued)
Dealertrack Technologies, Inc. (I)	27,238	$1,234,971
OpenTable, Inc. (I)	13,498	1,398,393
		5,973,801
IT Services - 0.8%
EPAM Systems, Inc. (I)	27,373	1,197,569
Semiconductors & Semiconductor Equipment - 3.7%
Cavium, Inc. (I)	22,062	1,095,599
MKS Instruments, Inc.	26,506	828,047
Power Integrations, Inc.	22,988	1,322,730
Silicon Laboratories, Inc. (I)	22,913	1,128,465
Teradyne, Inc.	58,292	1,142,523
		5,517,364
Software - 9.9%
Aspen Technology, Inc. (I)	31,272	1,451,021
Cadence Design Systems, Inc. (I)	65,475	1,145,158
CommVault Systems, Inc. (I)	13,655	671,416
Informatica Corp. (I)	18,100	645,265
Interactive Intelligence Group, Inc. (I)	19,745	1,108,287
Manhattan Associates, Inc. (I)	87,320	3,006,428
Mentor Graphics Corp.	50,318	1,085,359
MicroStrategy, Inc., Class A (I)	8,392	1,180,083
NetScout Systems, Inc. (I)	30,782	1,364,874
Qlik Technologies, Inc. (I)	29,090	658,016
Qualys, Inc. (I)	30,176	774,618
SolarWinds, Inc. (I)	19,640	759,282
The Ultimate Software Group, Inc. (I)	5,673	783,838
		14,633,645
Technology Hardware, Storage & Peripherals - 0.7%
Cray, Inc. (I)(L)	41,905	1,114,673
		37,160,007
Materials - 4.0%
Chemicals - 1.7%
PolyOne Corp.	36,555	1,540,428
Rockwood Holdings, Inc.	14,384	1,093,040
		2,633,468
Construction Materials - 0.8%
Martin Marietta Materials, Inc. (L)	8,998	1,188,186
Containers & Packaging - 0.8%
Berry Plastics Group, Inc. (I)	45,324	1,169,359
Metals & Mining - 0.7%
Carpenter Technology Corp.	16,028	1,013,771
		6,004,784
Telecommunication Services - 1.4%
Wireless Telecommunication Services - 1.4%
SBA Communications Corp., Class A (I)	19,615	2,006,615
Utilities - 0.8%
Electric Utilities - 0.8%
ITC Holdings Corp.	33,233	1,212,340
TOTAL COMMON STOCKS (Cost $102,502,320)		$146,105,542
RIGHTS - 0.0%
Health Care - 0.0%
Community Health Systems, Inc. (Expiration
Date: 01/04/2016) (I)(N)	74,236	4,966
TOTAL RIGHTS (Cost $4,825)		$4,966

137

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL - 7.6%
John Hancock Collateral
Investment Trust, 0.0995% (W)(Y)	1,122,818	11,236,487
TOTAL SECURITIES LENDING
COLLATERAL (Cost $11,236,438)		$11,236,487
SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
State Street Institutional Liquid Reserves
Fund, 0.0619% (Y)	563,900	563,900
TOTAL SHORT-TERM INVESTMENTS (Cost $563,900)		$563,900
Total Investments (Small Company Growth Trust)
(Cost $114,307,483) - 106.4%		$157,910,895
Other assets and liabilities, net - (6.4%)		(9,471,667)
TOTAL NET ASSETS - 100.0%		$148,439,228

Small Company Value Trust
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.3%
Consumer Discretionary - 14.3%
Auto Components - 1.7%
Drew Industries, Inc.	90,700	$4,535,907
Modine Manufacturing Company (I)	143,300	2,255,542
		6,791,449
Automobiles - 0.7%
Winnebago Industries, Inc. (I)	113,300	2,852,894
Distributors - 1.1%
Pool Corp.	73,100	4,134,536
Diversified Consumer Services - 1.7%
American Public Education, Inc. (I)	39,500	1,358,010
Ascent Capital Group, Inc., Class A (I)	31,500	2,079,315
Matthews International Corp., Class A	73,700	3,063,710
		6,501,035
Hotels, Restaurants & Leisure - 0.9%
Belmond, Ltd., Class A (I)	155,500	2,260,970
Red Robin Gourmet Burgers, Inc. (I)	17,900	1,274,480
		3,535,450
Household Durables - 2.0%
CSS Industries, Inc.	61,900	1,632,303
Ethan Allen Interiors, Inc. (L)	60,400	1,494,296
M/I Homes, Inc. (I)	53,300	1,293,591
Meritage Homes Corp. (I)	81,100	3,423,231
		7,843,421
Leisure Products - 0.4%
Brunswick Corp.	39,300	1,655,709
Media - 0.5%
Saga Communications, Inc., Class A	49,800	2,127,456
Multiline Retail - 0.3%
Fred’s, Inc., Class A	70,000	1,070,300
Specialty Retail - 4.0%
Aaron’s, Inc.	220,700	7,865,748
Haverty Furniture Companies, Inc.	103,500	2,600,955
MarineMax, Inc. (I)	79,400	1,329,156
Pier 1 Imports, Inc.	106,800	1,645,788

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Stein Mart, Inc.	171,000	$2,375,190
		15,816,837
Textiles, Apparel & Luxury Goods - 1.0%
Crocs, Inc. (I)	43,200	649,296
Culp, Inc.	74,200	1,291,822
Kate Spade & Company (I)	51,700	1,971,838
		3,912,956
		56,242,043
Consumer Staples - 0.7%
Food & Staples Retailing - 0.5%
SpartanNash Company	96,720	2,032,087
Tobacco - 0.2%
Alliance One International, Inc. (I)	205,000	512,500
		2,544,587
Energy - 7.0%
Energy Equipment & Services - 2.1%
Atwood Oceanics, Inc. (I)	32,300	1,695,104
C&J Energy Services, Inc. (I)	46,700	1,577,526
CARBO Ceramics, Inc. (L)	20,400	3,144,048
Hercules Offshore, Inc. (I)(L)	106,900	429,738
TETRA Technologies, Inc. (I)	142,800	1,682,184
		8,528,600
Oil, Gas & Consumable Fuels - 4.9%
Bonanza Creek Energy, Inc. (I)	7,300	417,487
Cloud Peak Energy, Inc. (I)	73,400	1,352,028
Energy XXI Bermuda, Ltd.	23,610	557,904
GasLog, Ltd. (L)	137,400	4,381,686
Magnum Hunter Resources Corp. (I)	125,400	1,028,280
Matador Resources Company (I)	33,400	977,952
Northern Oil and Gas, Inc. (I)(L)	136,800	2,228,472
Oasis Petroleum, Inc. (I)	72,800	4,068,792
PDC Energy, Inc. (I)	48,300	3,050,145
Teekay Tankers, Ltd., Class A (L)	256,700	1,101,243
		19,163,989
		27,692,589
Financials - 22.5%
Banks - 8.3%
Columbia Banking System, Inc.	89,000	2,341,590
East West Bancorp, Inc.	174,900	6,119,751
Glacier Bancorp, Inc.	136,800	3,882,384
Home BancShares, Inc.	171,600	5,631,912
Signature Bank (I)	27,000	3,406,860
SVB Financial Group (I)	61,700	7,195,454
Wintrust Financial Corp.	85,000	3,910,000
		32,487,951
Capital Markets - 2.7%
Ares Capital Corp.	157,300	2,809,378
Hercules Technology Growth Capital, Inc. (L)	174,500	2,819,920
JMP Group, Inc.	73,600	557,152
KCAP Financial, Inc. (L)	120,500	1,023,045
Main Street Capital Corp.	24,400	803,492
Piper Jaffray Companies (I)	26,200	1,356,374
Safeguard Scientifics, Inc. (I)	60,800	1,264,032
		10,633,393
Diversified Financial Services - 0.5%
Compass Diversified Holdings	100,200	1,818,630

138

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance - 3.6%
Assured Guaranty, Ltd.	62,900	$1,541,050
Employers Holdings, Inc.	98,150	2,078,817
Markel Corp. (I)	684	448,458
Meadowbrook Insurance Group, Inc.	216,700	1,558,073
National Interstate Corp.	75,600	2,118,312
ProAssurance Corp.	146,500	6,504,600
		14,249,310
Real Estate Investment Trusts - 7.0%
Acadia Realty Trust	102,000	2,865,180
CBL & Associates Properties, Inc.	138,500	2,631,500
Cedar Realty Trust, Inc.	214,900	1,343,125
First Potomac Realty Trust	170,600	2,238,272
Hatteras Financial Corp.	43,700	865,697
Kilroy Realty Corp.	50,700	3,157,596
Kite Realty Group Trust	238,400	1,463,776
LaSalle Hotel Properties	93,300	3,292,557
Potlatch Corp.	62,200	2,575,080
PS Business Parks, Inc.	11,900	993,531
Redwood Trust, Inc.	133,900	2,607,033
Saul Centers, Inc.	40,200	1,953,720
Washington Real Estate Investment Trust	60,000	1,558,800
		27,545,867
Real Estate Management & Development - 0.0%
Forestar Group, Inc. (I)	7,700	146,993
Thrifts & Mortgage Finance - 0.4%
Radian Group, Inc. (L)	117,600	1,741,656
		88,623,800
Health Care - 3.5%
Biotechnology - 0.3%
Momenta Pharmaceuticals, Inc. (I)	86,800	1,048,544
Health Care Equipment & Supplies - 2.0%
Analogic Corp.	24,100	1,885,584
Quidel Corp. (I)(L)	72,200	1,596,342
West Pharmaceutical Services, Inc.	108,200	4,563,876
		8,045,802
Health Care Providers & Services - 1.2%
Landauer, Inc.	23,000	966,000
National Healthcare Corp.	45,300	2,549,937
Triple-S Management Corp., Class B (I)	62,500	1,120,625
		4,636,562
		13,730,908
Industrials - 24.5%
Aerospace & Defense - 0.3%
Kratos Defense & Security Solutions, Inc. (I)	158,600	1,237,080
Air Freight & Logistics - 0.7%
Hub Group, Inc., Class A (I)	56,000	2,822,400
Airlines - 1.6%
Alaska Air Group, Inc.	66,600	6,330,330
Building Products - 1.4%
Gibraltar Industries, Inc. (I)	121,400	1,882,914
Quanex Building Products Corp.	68,400	1,222,308
Universal Forest Products, Inc.	50,800	2,452,116
		5,557,338
Commercial Services & Supplies - 3.6%
G&K Services, Inc., Class A	61,200	3,186,684
McGrath RentCorp.	124,830	4,587,503
MSA Safety, Inc.	60,700	3,489,036

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
US Ecology, Inc.	55,900	$2,736,305
		13,999,528
Construction & Engineering - 1.3%
Aegion Corp. (I)	102,100	2,375,867
Comfort Systems USA, Inc.	106,800	1,687,440
Pike Corp. (I)	107,700	964,992
		5,028,299
Electrical Equipment - 0.6%
Franklin Electric Company, Inc.	59,100	2,383,503
Machinery - 5.3%
Astec Industries, Inc.	41,000	1,799,080
CIRCOR International, Inc.	43,200	3,332,016
ESCO Technologies, Inc.	78,600	2,722,704
IDEX Corp.	17,100	1,380,654
Luxfer Holdings PLC, ADR	51,600	977,820
Nordson Corp.	54,900	4,402,431
RBC Bearings, Inc.	18,000	1,152,900
Sun Hydraulics Corp.	40,300	1,636,180
Woodward, Inc.	64,730	3,248,151
		20,651,936
Marine - 1.7%
Kirby Corp. (I)	58,100	6,805,834
Professional Services - 1.8%
FTI Consulting, Inc. (I)	36,400	1,376,648
Navigant Consulting, Inc. (I)	130,100	2,270,245
On Assignment, Inc. (I)	99,100	3,524,987
		7,171,880
Road & Rail - 4.2%
Genesee & Wyoming, Inc., Class A (I)	70,600	7,413,000
Landstar System, Inc.	118,100	7,558,400
Universal Truckload Services, Inc.	56,889	1,442,705
		16,414,105
Trading Companies & Distributors - 2.0%
Beacon Roofing Supply, Inc. (I)	159,700	5,289,264
Kaman Corp.	62,200	2,657,806
		7,947,070
		96,349,303
Information Technology - 10.5%
Communications Equipment - 0.7%
IXIA (I)	144,800	1,655,064
Sonus Networks, Inc. (I)	339,500	1,218,805
		2,873,869
Electronic Equipment, Instruments & Components - 6.3%
Belden, Inc.	66,900	5,228,904
Cognex Corp.	51,400	1,973,760
Electro Rent Corp.	148,300	2,481,059
Electro Scientific Industries, Inc.	134,800	917,988
Fabrinet (I)	101,600	2,092,960
Littelfuse, Inc.	47,100	4,377,945
Methode Electronics, Inc.	54,800	2,093,908
Newport Corp. (I)	65,600	1,213,600
SYNNEX Corp. (I)	63,000	4,589,550
		24,969,674
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Energy Industries, Inc. (I)	114,000	2,194,500
Brooks Automation, Inc.	103,500	1,114,695
Cabot Microelectronics Corp. (I)	69,400	3,098,710

139

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Entegris, Inc. (I)	142,600	$1,960,037
Teradyne, Inc. (L)	125,600	2,461,760
		10,829,702
Software - 0.7%
Progress Software Corp. (I)	111,600	2,682,864
		41,356,109
Materials - 9.6%
Chemicals - 2.6%
American Vanguard Corp. (L)	88,900	1,175,258
Innospec, Inc.	121,000	5,223,570
Minerals Technologies, Inc.	56,100	3,679,038
		10,077,866
Construction Materials - 0.2%
Texas Industries, Inc. (I)(L)	8,930	824,775
Containers & Packaging - 2.0%
AptarGroup, Inc.	78,000	5,226,780
Myers Industries, Inc.	131,200	2,635,808
		7,862,588
Metals & Mining - 2.9%
Carpenter Technology Corp.	56,200	3,554,650
Royal Gold, Inc.	26,600	2,024,792
Sandstorm Gold, Ltd. (I)(L)	395,000	2,733,400
Schnitzer Steel Industries, Inc., Class A (L)	49,100	1,280,037
Stillwater Mining Company (I)	101,600	1,783,080
		11,375,959
Paper & Forest Products - 1.9%
Clearwater Paper Corp. (I)	58,300	3,598,276
Deltic Timber Corp.	41,100	2,483,262
Wausau Paper Corp.	128,500	1,390,370
		7,471,908
		37,613,096
Telecommunication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Premiere Global Services, Inc. (I)	127,480	1,701,858
Utilities - 4.3%
Electric Utilities - 2.4%
Cleco Corp.	76,700	4,521,465
El Paso Electric Company	71,100	2,858,931
PNM Resources, Inc.	65,300	1,915,249
		9,295,645
Gas Utilities - 0.7%
Southwest Gas Corp.	53,900	2,845,381
Multi-Utilities - 1.2%
Black Hills Corp.	36,400	2,234,596
NorthWestern Corp.	47,700	2,489,463
		4,724,059
		16,865,085
TOTAL COMMON STOCKS (Cost $227,115,715)		$382,719,378
INVESTMENT COMPANIES - 0.3%
Financials - 0.3%
iShares Russell 2000 Value Index Fund (L)	12,600	1,301,076
TOTAL INVESTMENT COMPANIES (Cost $746,868)		$1,301,076

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL - 5.6%
John Hancock Collateral
Investment Trust, 0.0995% (W)(Y)	2,214,447	22,160,861
TOTAL SECURITIES LENDING
COLLATERAL (Cost $22,160,662)		$22,160,861
SHORT-TERM INVESTMENTS - 2.3%
MONEY MARKET FUNDS - 2.3%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	426,786	426,786
T.Rowe Price Reserve Investment
Fund, 0.0553% (Y)	8,382,808	8,382,808
TOTAL SHORT-TERM INVESTMENTS (Cost $8,809,594)		$8,809,594
Total Investments (Small Company Value Trust)
(Cost $258,832,839) - 105.5%		$414,990,909
Other assets and liabilities, net - (5.5%)		(21,711,110)
TOTAL NET ASSETS - 100.0%		$393,279,799

Strategic Equity Allocation Trust
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.0%
Consumer Discretionary - 11.4%
Auto Components - 0.6%
Aisin Seiki Company, Ltd.	46,404	$1,847,156
American Axle &
Manufacturing Holdings, Inc. (I)	15,809	298,633
BorgWarner, Inc.	86,168	5,617,292
Bridgestone Corp.	157,574	5,518,782
Cie Generale des Etablissements Michelin	45,000	5,373,100
Continental AG	26,644	6,160,377
Cooper Tire & Rubber Company	14,556	436,680
Cooper-Standard Holding, Inc. (I)	3,158	208,933
Dana Holding Corp.	36,552	892,600
Delphi Automotive PLC	104,186	7,161,746
Denso Corp.	117,795	5,627,137
Dorman Products, Inc. (I)	6,280	309,730
Drew Industries, Inc.	5,475	273,805
Federal-Mogul Holdings Corp. (I)	6,905	139,688
Fox Factory Holding Corp. (I)	2,844	50,026
Gentex Corp.	70,268	2,044,096
Gentherm, Inc. (I)	8,266	367,424
GKN PLC	397,201	2,465,815
Johnson Controls, Inc.	250,332	12,499,077
Koito Manufacturing Company, Ltd.	23,466	601,330
Modine Manufacturing Company (I)	11,145	175,422
Motorcar Parts of America, Inc. (I)	3,835	93,382
NGK Spark Plug Company, Ltd.	43,299	1,222,508
NHK Spring Company, Ltd.	38,577	362,030
NOK Corp.	23,172	465,924
Nokian Renkaat OYJ	27,446	1,070,036
Pirelli & C. SpA (L)	57,594	923,222
Remy International, Inc.	3,363	78,526
Shiloh Industries, Inc. (I)	2,239	41,332
Spartan Motors, Inc.	9,601	43,589
Standard Motor Products, Inc.	4,596	205,303
Stanley Electric Company, Ltd.	34,267	894,039
Stoneridge, Inc. (I)	7,323	78,503
Strattec Security Corp.	982	63,329

140

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Auto Components (continued)
Sumitomo Rubber Industries, Ltd.	41,602	$601,295
Superior Industries International, Inc.	5,670	116,915
Tenneco, Inc. (I)	14,165	930,641
The Goodyear Tire & Rubber Company	103,980	2,888,564
The Yokohama Rubber Company, Ltd.	50,000	432,831
Tower International, Inc. (I)	4,896	180,369
Toyoda Gosei Company, Ltd.	15,903	330,577
Toyota Industries Corp.	39,453	2,038,549
Valeo SA	18,275	2,452,040
		73,582,353
Automobiles - 1.5%
Bayerische Motoren Werke AG	80,215	10,157,598
Daihatsu Motor Company, Ltd.	46,212	822,402
Daimler AG	233,243	21,788,293
Fiat SpA (I)	212,029	2,090,501
Ford Motor Company	1,490,461	25,695,548
Fuji Heavy Industries, Ltd.	142,212	3,943,362
General Motors Company	495,652	17,992,168
Harley-Davidson, Inc.	82,297	5,748,445
Honda Motor Company, Ltd.	394,973	13,782,482
Isuzu Motors, Ltd.	287,759	1,905,532
Mazda Motor Corp.	653,801	3,068,235
Mitsubishi Motors Corp.	156,437	1,728,694
Nissan Motor Company, Ltd.	602,396	5,704,360
Peugeot SA (I)	94,962	1,405,023
Renault SA	46,565	4,209,227
Suzuki Motor Corp.	88,343	2,771,458
Thor Industries, Inc.	21,602	1,228,506
Toyota Motor Corp.	668,252	40,009,994
Volkswagen AG	7,173	1,849,978
Winnebago Industries, Inc. (I)	6,360	160,145
Yamaha Motor Company, Ltd.	63,713	1,097,164
		167,159,115
Distributors - 0.1%
Core-Mark Holding Company, Inc.	5,480	250,052
Genuine Parts Company	57,881	5,081,952
Jardine Cycle and Carriage, Ltd.	25,467	905,096
LKQ Corp. (I)	145,399	3,880,699
Pool Corp.	10,658	602,816
VOXX International Corp. (I)	4,834	45,488
		10,766,103
Diversified Consumer Services - 0.1%
2U, Inc. (I)	2,664	44,782
American Public Education, Inc. (I)	4,163	143,124
Apollo Education Group, Inc. (I)	47,841	1,495,031
Ascent Capital Group, Inc., Class A (I)	3,387	223,576
Benesse Holdings, Inc.	15,755	683,376
Bridgepoint Education, Inc. (I)	3,975	52,788
Bright Horizons Family Solutions, Inc. (I)	7,096	304,702
Capella Education Company	2,593	141,033
Career Education Corp. (I)	16,409	76,794
Carriage Services, Inc.	4,065	69,633
Chegg, Inc. (I)	17,782	125,185
DeVry Education Group, Inc.	27,506	1,164,604
Graham Holdings Company, Class B	1,602	1,150,412
Grand Canyon Education, Inc. (I)	10,919	501,946
H&R Block, Inc.	103,332	3,463,689
Houghton Mifflin Harcourt Company (I)	25,454	487,699
ITT Educational Services, Inc. (I) (L)	5,410	90,293
K12, Inc. (I) (L)	8,162	196,459
LifeLock, Inc. (I)	19,001	265,254

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified Consumer Services (continued)
Matthews International Corp., Class A	6,219	$258,524
Regis Corp.	10,274	144,658
Service Corp. International	102,462	2,123,013
Sotheby’s	47,596	1,998,556
Steiner Leisure, Ltd. (I)	3,529	152,770
Strayer Education, Inc. (I) (L)	2,565	134,688
Universal Technical Institute, Inc.	5,629	68,336
Weight Watchers International, Inc.	6,688	134,897
		15,695,822
Hotels, Restaurants & Leisure - 1.5%
Accor SA	41,376	2,150,538
Bally Technologies, Inc. (I)	18,862	1,239,611
Belmond, Ltd., Class A (I)	22,499	327,135
Biglari Holdings, Inc. (I)	344	145,502
BJ’s Restaurants, Inc. (I)	5,679	198,254
Bloomin’ Brands, Inc. (I)	18,153	407,172
Bob Evans Farms, Inc. (L)	5,838	292,192
Boyd Gaming Corp. (I)	18,316	222,173
Bravo Brio Restaurant Group, Inc. (I)	5,166	80,641
Brinker International, Inc.	31,340	1,524,691
Buffalo Wild Wings, Inc. (I)	4,406	730,118
Caesars Acquisition Company, Class A (I)	10,886	134,660
Caesars Entertainment Corp. (I) (L)	12,257	221,607
Carnival Corp.	165,241	6,221,324
Carnival PLC	44,471	1,677,493
Carrols Restaurant Group, Inc. (I)	10,446	74,376
Chipotle Mexican Grill, Inc. (I)	11,715	6,941,255
Churchill Downs, Inc.	3,258	293,578
Chuy’s Holdings, Inc. (I)	3,936	142,877
Clubcorp Holdings, Inc.	5,540	102,712
Compass Group PLC	433,001	7,528,343
Cracker Barrel Old Country Store, Inc.	4,424	440,498
Crown Resorts, Ltd.	88,188	1,256,984
Darden Restaurants, Inc. (L)	49,679	2,298,647
Del Frisco’s Restaurant Group, Inc. (I)	5,743	158,277
Denny’s Corp. (I)	21,789	142,064
Diamond Resorts International, Inc. (I)	8,468	197,050
DineEquity, Inc.	3,943	313,429
Domino’s Pizza, Inc.	26,888	1,965,244
Famous Dave’s of America, Inc. (I)	1,422	40,811
Fiesta Restaurant Group, Inc. (I)	6,293	292,058
Flight Centre Travel Group, Ltd.	13,643	571,694
Galaxy Entertainment Group, Ltd.	563,153	4,486,467
Genting Singapore PLC	1,480,821	1,581,031
InterContinental Hotels Group PLC	62,582	2,589,101
International Game Technology	119,808	1,906,145
International Speedway Corp., Class A	20,292	675,318
Interval Leisure Group, Inc.	9,561	209,768
Isle of Capri Casinos, Inc. (I)	5,722	48,980
Jack in the Box, Inc.	9,359	560,043
Jamba, Inc. (I)	4,790	57,959
Krispy Kreme Doughnuts, Inc. (I)	15,390	245,932
La Quinta Holdings, Inc. (I)	10,460	200,204
Life Time Fitness, Inc. (I) (L)	27,449	1,337,864
Marriott International, Inc., Class A	82,762	5,305,044
Marriott Vacations Worldwide Corp. (I)	6,586	386,137
McDonald’s Corp.	372,608	37,536,530
McDonald’s Holdings Company Japan, Ltd.	16,161	453,936
MGM China Holdings, Ltd.	232,572	808,088
Morgans Hotel Group Company (I)	8,365	66,334
Multimedia Games Holding Company, Inc. (I)	7,050	208,962
Noodles & Company (I) (L)	2,610	89,758
Oriental Land Company, Ltd.	12,098	2,073,436

141

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Panera Bread Company, Class A (I)	12,707	$1,903,890
Papa John’s International, Inc.	7,266	308,006
Penn National Gaming, Inc. (I)	18,663	226,569
Pinnacle Entertainment, Inc. (I)	14,123	355,617
Popeyes Louisiana Kitchen, Inc. (I)	5,611	245,257
Potbelly Corp. (I)	3,883	61,973
Red Robin Gourmet Burgers, Inc. (I)	3,360	239,232
Ruby Tuesday, Inc. (I)	15,131	114,844
Ruth’s Hospitality Group, Inc.	9,074	112,064
Sands China, Ltd.	585,882	4,437,159
Scientific Games Corp., Class A (I)	12,385	137,721
Shangri-La Asia, Ltd.	351,964	553,303
SJM Holdings, Ltd.	471,884	1,179,703
Sodexo	22,811	2,454,445
Sonic Corp. (I) (L)	12,794	282,492
Speedway Motorsports, Inc.	3,228	58,911
Starbucks Corp.	283,763	21,957,581
Starwood Hotels & Resorts Worldwide, Inc.	72,369	5,848,863
Tabcorp Holdings, Ltd.	180,995	573,250
Tatts Group, Ltd.	339,397	1,046,400
Texas Roadhouse, Inc.	16,347	425,022
The Cheesecake Factory, Inc.	33,583	1,558,923
The Marcus Corp.	4,836	88,257
The Wendy’s Company	127,189	1,084,922
TUI Travel PLC	123,734	842,313
Vail Resorts, Inc.	8,467	653,483
Whitbread PLC	43,914	3,312,895
William Hill PLC	209,920	1,178,606
Wyndham Worldwide Corp.	47,971	3,632,364
Wynn Macau, Ltd.	376,870	1,480,930
Wynn Resorts, Ltd.	30,529	6,336,599
Yum! Brands, Inc.	166,372	13,509,406
Zoe’s Kitchen, Inc. (I)	1,523	52,361
		175,413,406
Household Durables - 0.6%
Beazer Homes USA, Inc. (I)	6,194	129,950
Casio Computer Company, Ltd. (L)	49,548	719,692
Cavco Industries, Inc. (I)	2,149	183,310
CSS Industries, Inc.	2,379	62,734
D.R. Horton, Inc.	107,746	2,648,397
Electrolux AB	58,261	1,470,314
Ethan Allen Interiors, Inc. (L)	6,083	150,493
Flexsteel Industries, Inc.	1,320	44,022
Garmin, Ltd. (L)	46,247	2,816,442
Harman International Industries, Inc.	25,660	2,756,654
Helen of Troy, Ltd. (I)	6,628	401,856
Hovnanian Enterprises, Inc., Class A (I) (L)	27,608	142,181
Husqvarna AB, B Shares	99,499	773,265
Iida Group Holdings Company, Ltd.	38,200	580,584
iRobot Corp. (I) (L)	6,834	279,852
Jarden Corp. (I)	58,038	3,444,555
KB Home (L)	62,514	1,167,762
La-Z-Boy, Inc.	12,300	284,991
Leggett & Platt, Inc.	52,980	1,816,154
Lennar Corp., Class A	66,217	2,779,790
LGI Homes, Inc. (I)	3,740	68,255
Libbey, Inc. (I)	5,212	138,848
Lifetime Brands, Inc.	2,867	45,069
M/I Homes, Inc. (I)	5,785	140,402
MDC Holdings, Inc. (L)	27,670	838,124
Meritage Homes Corp. (I)	9,024	380,903
Mohawk Industries, Inc. (I)	23,022	3,184,863
NACCO Industries, Inc., Class A	1,175	59,455

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household Durables (continued)
Newell Rubbermaid, Inc.	104,237	$3,230,305
Nikon Corp.	82,546	1,300,435
NVR, Inc. (I)	1,985	2,283,941
Panasonic Corp.	534,809	6,482,979
Persimmon PLC (I)	73,780	1,606,904
PulteGroup, Inc.	128,299	2,586,508
Rinnai Corp.	8,978	866,737
Sekisui Chemical Company, Ltd.	103,163	1,196,032
Sekisui House, Ltd.	133,078	1,826,160
Sharp Corp. (I) (L)	370,898	1,190,846
Skullcandy, Inc. (I)	4,947	35,866
Sony Corp.	251,600	4,204,362
Standard Pacific Corp. (I)	33,530	288,358
Techtronic Industries Company	334,742	1,073,080
Tempur Sealy International, Inc. (I)	29,256	1,746,583
The Dixie Group, Inc. (I)	4,130	43,737
The Ryland Group, Inc.	10,851	427,963
Toll Brothers, Inc. (I)	77,154	2,846,983
TRI Pointe Homes, Inc. (I) (L)	4,246	66,747
Tupperware Brands Corp.	24,295	2,033,492
Universal Electronics, Inc. (I)	3,817	186,575
WCI Communities, Inc. (I)	2,923	56,443
Whirlpool Corp.	29,279	4,076,222
William Lyon Homes, Class A (I)	4,108	125,048
		67,291,223
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (I)	140,502	45,632,240
ASOS PLC (I)	13,325	674,831
Blue Nile, Inc. (I)	3,108	87,024
Coupons.com, Inc. (I)	2,916	76,720
Expedia, Inc.	38,652	3,044,232
FTD Companies, Inc. (I)	4,528	143,945
HSN, Inc.	23,921	1,417,080
Lands’ End, Inc. (I)	3,999	134,286
Netflix, Inc. (I)	22,596	9,955,798
Nutrisystem, Inc.	6,779	115,989
Orbitz Worldwide, Inc. (I)	12,484	111,108
Overstock.com, Inc. (I) (L)	2,844	44,850
PetMed Express, Inc. (L)	5,064	68,263
Rakuten, Inc.	192,405	2,487,622
RetailMeNot, Inc. (I) (L)	7,327	194,971
Shutterfly, Inc. (I)	9,062	390,210
The Priceline Group, Inc. (I)	19,764	23,776,092
TripAdvisor, Inc. (I)	41,941	4,557,309
ValueVision Media, Inc., Class A (I)	10,096	50,379
Vitacost.com, Inc. (I)	5,883	36,828
		92,999,777
Leisure Products - 0.2%
Arctic Cat, Inc.	3,146	124,015
Black Diamond, Inc. (I) (L)	5,543	62,192
Brunswick Corp.	66,236	2,790,523
Callaway Golf Company	18,741	155,925
Escalade, Inc.	2,893	46,693
Hasbro, Inc.	43,534	2,309,479
JAKKS Pacific, Inc. (L)	5,132	39,722
LeapFrog Enterprises, Inc. (I) (L)	15,753	115,785
Mattel, Inc.	127,864	4,982,860
Namco Bandai Holdings, Inc.	43,493	1,019,721
Nautilus, Inc. (I)	7,823	86,757
Polaris Industries, Inc.	32,005	4,168,331
Sankyo Company, Ltd.	11,451	440,487
Sega Sammy Holdings, Inc.	45,136	888,844

142

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Leisure Products (continued)
Shimano, Inc.	19,081	$2,117,341
Smith & Wesson Holding Corp. (I) (L)	12,878	187,246
Sturm Ruger & Company, Inc. (L)	4,576	270,030
Yamaha Corp.	39,573	625,674
		20,431,625
Media - 2.6%
AH Belo Corp., Class A	4,586	54,344
Altice SA (I) (L)	14,828	1,034,506
AMC Entertainment Holdings, Inc., Class A	5,072	126,141
AMC Networks, Inc., Class A (I)	28,601	1,758,675
Axel Springer AG	9,654	593,305
British Sky Broadcasting Group PLC	247,897	3,833,816
Cablevision Systems Corp., Class A (L)	82,440	1,455,066
Carmike Cinemas, Inc. (I)	5,509	193,531
CBS Corp., Class B	199,198	12,378,164
Central European Media
Enterprises, Ltd., Class A (I) (L)	17,656	49,790
Cinemark Holdings, Inc.	50,098	1,771,465
Comcast Corp., Class A (L)	980,005	52,606,668
Cumulus Media, Inc., Class A (I)	32,666	215,269
Dentsu, Inc.	52,365	2,132,555
Dex Media, Inc. (I) (L)	3,886	43,290
DIRECTV (I)	176,612	15,013,786
Discovery Communications, Inc., Class A (I)	82,174	6,103,885
DreamWorks Animation
SKG, Inc., Class A (I)	34,679	806,634
Entercom Communications Corp., Class A (I)	6,272	67,299
Entravision Communications Corp., Class A	13,831	86,029
Eros International PLC (I)	4,830	73,271
Eutelsat Communications	37,420	1,300,333
Gannett Company, Inc.	85,808	2,686,648
Global Sources, Ltd. (I) (L)	4,993	41,342
Gray Television, Inc. (I)	11,820	155,197
Hakuhodo DY Holdings, Inc.	57,073	567,208
Harte-Hanks, Inc.	11,993	86,230
ITV PLC	925,548	2,820,562
JCDecaux SA	16,284	608,186
John Wiley & Sons, Inc., Class A	22,470	1,361,457
Journal Communications, Inc., Class A (I)	10,622	94,217
Kabel Deutschland Holding AG	5,392	788,916
Lagardere SCA	29,019	945,485
Lamar Advertising Company, Class A	31,570	1,673,210
Lee Enterprises, Inc. (I)	14,213	63,248
Live Nation Entertainment, Inc. (I)	68,931	1,701,906
Loral Space & Communications, Inc. (I)	3,122	226,938
MDC Partners, Inc., Class A	10,097	216,985
Media General, Inc. (I) (L)	12,920	265,248
Meredith Corp.	26,211	1,267,564
National CineMedia, Inc.	14,482	253,580
New Media Investment Group, Inc. (I)	7,809	110,185
News Corp., Class A (I)	187,548	3,364,611
Nexstar Broadcasting Group, Inc., Class A (L)	7,246	373,966
Omnicom Group, Inc.	97,394	6,936,401
Pearson PLC	198,354	3,916,404
ProSiebenSat.1 Media AG (L)	52,968	2,357,554
Publicis Groupe SA	43,872	3,718,435
REA Group, Ltd.	13,110	528,204
Reed Elsevier NV	168,764	3,875,367
Reed Elsevier PLC	281,129	4,517,714
Rentrak Corp. (I)	2,435	127,716
RTLGroup SA	9,481	1,052,350
Saga Communications, Inc., Class A	1,202	51,349
Scholastic Corp.	6,256	213,267

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
Scripps Networks Interactive, Inc., Class A	40,401	$3,278,137
SES SA	73,478	2,788,286
SFX Entertainment, Inc. (I)	10,914	88,403
Sinclair Broadcast Group, Inc., Class A (L)	16,176	562,116
Singapore Press Holdings, Ltd. (L)	388,632	1,299,576
Sizmek, Inc. (I)	6,133	58,447
Sky Deutschland AG (I)	106,118	977,816
Societe Television Francaise 1	3	49
Telenet Group Holding NV	12,444	709,206
The EW Scripps Company, Class A (I)	7,462	157,896
The Interpublic Group of Companies, Inc.	159,578	3,113,367
The McClatchy Company, Class A (I) (L)	15,059	83,577
The New York Times Company, Class A	92,979	1,414,211
The Walt Disney Company	607,135	52,055,755
Thomson Reuters Corp.	29,396	1,068,839
Time Warner Cable, Inc.	105,009	15,467,826
Time Warner, Inc.	332,489	23,357,352
Time, Inc. (I)	79,273	1,919,992
Toho Company, Ltd.	27,508	645,145
Twenty-First Century Fox, Inc., Class A	721,712	25,368,177
Viacom, Inc., Class B	147,445	12,787,905
Wolters Kluwer NV	73,006	2,162,543
World Wrestling
Entertainment, Inc., Class A (L)	6,947	82,878
WPP PLC	325,859	7,101,078
		305,214,049
Multiline Retail - 0.5%
Big Lots, Inc. (I)	26,859	1,227,456
Burlington Stores, Inc. (I) (L)	6,809	216,935
Dollar General Corp. (I)	114,306	6,556,592
Dollar Tree, Inc. (I)	77,937	4,244,449
Don Quijote Company, Ltd.	14,507	809,365
Family Dollar Stores, Inc.	36,079	2,386,265
Fred’s, Inc., Class A	8,928	136,509
Harvey Norman Holding, Ltd.	129,782	379,359
Isetan Mitsukoshi Holdings, Ltd.	81,628	1,063,601
J Front Retailing Company, Ltd.	116,695	819,317
J.C. Penney Company, Inc. (I) (L)	146,963	1,330,015
Kohl’s Corp.	73,424	3,867,976
Macy’s, Inc.	135,835	7,881,147
Marks & Spencer Group PLC	394,966	2,873,102
Marui Group Company, Ltd.	57,841	555,719
Next PLC	37,518	4,153,359
Nordstrom, Inc.	52,959	3,597,505
Takashimaya Company, Ltd.	64,883	630,178
Target Corp.	238,764	13,836,374
The Bon-Ton Stores, Inc. (L)	3,645	37,580
Tuesday Morning Corp. (I)	10,151	180,891
		56,783,694
Specialty Retail - 1.8%
Aaron’s, Inc.	34,725	1,237,599
ABC-Mart, Inc.	6,464	345,899
Abercrombie & Fitch Company, Class A	35,290	1,526,293
Advance Auto Parts, Inc.	35,183	4,746,890
Aeropostale, Inc. (I) (L)	18,527	64,659
America’s Car-Mart, Inc. (I) (L)	2,146	84,874
American Eagle Outfitters, Inc. (L)	127,218	1,427,386
ANN, Inc. (I)	34,061	1,401,270
Asbury Automotive Group, Inc. (I)	7,097	487,848
Ascena Retail Group, Inc. (I)	62,276	1,064,920
AutoNation, Inc. (I)	24,316	1,451,179
AutoZone, Inc. (I)	12,522	6,714,797

143

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Barnes & Noble, Inc. (I)	9,593	$218,624
Bed Bath & Beyond, Inc. (I)	76,887	4,411,776
Best Buy Company, Inc.	103,818	3,219,396
Big 5 Sporting Goods Corp.	4,340	53,252
Brown Shoe Company, Inc.	10,225	292,537
Build-A-Bear Workshop, Inc. (I)	3,230	43,153
Cabela’s, Inc. (I)	22,499	1,403,938
CarMax, Inc. (I)	83,051	4,319,483
Chico’s FAS, Inc.	74,238	1,259,076
Christopher & Banks Corp. (I)	9,416	82,484
Citi Trends, Inc. (I)	4,085	87,664
Conn’s, Inc. (I) (L)	6,507	321,381
CST Brands, Inc.	36,473	1,258,319
Destination Maternity Corp.	3,342	76,097
Destination XL Group, Inc. (I)	10,672	58,803
Dick’s Sporting Goods, Inc.	48,103	2,239,676
Express, Inc. (I)	19,822	337,569
Fast Retailing Company, Ltd.	12,846	4,231,852
Five Below, Inc. (I)	12,772	509,731
Foot Locker, Inc.	70,793	3,590,621
Francesca’s Holdings Corp. (I) (L)	10,269	151,365
GameStop Corp., Class A (L)	43,164	1,746,847
Genesco, Inc. (I)	5,625	461,981
Group 1 Automotive, Inc.	5,652	476,520
Guess?, Inc.	42,944	1,159,488
Haverty Furniture Companies, Inc.	4,835	121,504
Hennes & Mauritz AB, B Shares	229,951	10,039,620
hhgregg, Inc. (I) (L)	3,201	32,554
Hibbett Sports, Inc. (I) (L)	6,106	330,762
Hikari Tsushin, Inc.	4,000	302,084
Inditex SA	52,835	8,131,565
Kingfisher PLC	575,291	3,531,653
Kirkland’s, Inc. (I)	3,569	66,205
L Brands, Inc.	92,392	5,419,715
Lithia Motors, Inc., Class A	5,317	500,170
Lowe’s Companies, Inc.	375,909	18,039,873
Lumber Liquidators Holdings, Inc. (I)	6,413	487,067
MarineMax, Inc. (I)	6,223	104,173
Mattress Firm Holding Corp. (I) (L)	3,511	167,650
Monro Muffler Brake, Inc. (L)	7,400	393,606
Murphy USA, Inc. (I)	21,424	1,047,419
Nitori Holdings Company, Ltd.	16,690	913,141
O’Reilly Automotive, Inc. (I)	39,984	6,021,590
Office Depot, Inc. (I)	358,967	2,042,522
Outerwall, Inc. (I) (L)	4,766	282,862
Pacific Sunwear of California, Inc. (I)	12,841	30,562
PetSmart, Inc. (L)	37,371	2,234,786
Pier 1 Imports, Inc.	22,149	341,316
Rent-A-Center, Inc.	37,850	1,085,538
Restoration Hardware Holdings, Inc. (I)	8,217	764,592
Ross Stores, Inc.	80,049	5,293,640
Sanrio Company, Ltd. (L)	11,773	342,095
Sears Hometown and Outlet Stores, Inc. (I)	2,955	63,444
Select Comfort Corp. (I)	12,819	264,841
Shimamura Company, Ltd.	5,428	534,297
Shoe Carnival, Inc.	3,835	79,193
Signet Jewelers, Ltd.	38,699	4,279,722
Sonic Automotive, Inc., Class A	9,414	251,166
Sports Direct International PLC (I)	66,176	799,668
Stage Stores, Inc.	7,516	140,474
Staples, Inc. (L)	243,611	2,640,743
Stein Mart, Inc.	6,899	95,827
Systemax, Inc. (I)	2,701	38,813

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
The Buckle, Inc. (L)	6,672	$295,970
The Cato Corp., Class A	6,508	201,097
The Children’s Place Retail Stores, Inc. (L)	5,185	257,332
The Container Store Group, Inc. (I) (L)	4,134	114,843
The Finish Line, Inc., Class A	11,429	339,898
The Gap, Inc.	97,985	4,073,236
The Home Depot, Inc.	515,694	41,750,586
The Men’s Wearhouse, Inc.	11,175	623,565
The Pep Boys - Manny, Moe & Jack (I)	12,650	144,969
The TJX Companies, Inc.	263,963	14,029,633
Tiffany & Company	41,814	4,191,854
Tile Shop Holdings, Inc. (I) (L)	6,786	103,758
Tractor Supply Company	52,183	3,151,853
Urban Outfitters, Inc. (I)	38,876	1,316,341
USS Company, Ltd.	53,648	915,679
Vitamin Shoppe, Inc. (I)	7,198	309,658
West Marine, Inc. (I)	4,334	44,467
Williams-Sonoma, Inc.	42,308	3,036,868
Yamada Denki Company, Ltd. (L)	214,168	763,454
Zumiez, Inc. (I)	4,983	137,481
		205,624,241
Textiles, Apparel & Luxury Goods - 1.1%
adidas AG	50,681	5,124,669
Asics Corp.	38,972	910,063
Burberry Group PLC	107,446	2,727,089
Carter’s, Inc.	25,882	1,784,046
Christian Dior SA	13,204	2,628,898
Cie Financiere Richemont SA	126,455	13,251,121
Coach, Inc.	103,289	3,531,451
Columbia Sportswear Company	3,203	264,728
Crocs, Inc. (I)	20,621	309,934
Culp, Inc.	2,468	42,968
Deckers Outdoor Corp. (I) (L)	16,703	1,441,970
Fossil Group, Inc. (I)	17,943	1,875,402
G-III Apparel Group, Ltd. (I)	4,233	345,667
Hanesbrands, Inc.	47,984	4,723,545
Hugo Boss AG	7,668	1,144,981
Iconix Brand Group, Inc. (I)	10,745	461,390
Kate Spade & Company (I)	61,271	2,336,876
Kering	18,344	4,024,143
Li & Fung, Ltd.	1,417,774	2,103,664
Luxottica Group SpA	40,483	2,344,198
LVMH Moet Hennessy Louis Vuitton SA	67,640	13,052,415
Michael Kors Holdings, Ltd. (I)	67,757	6,006,658
Movado Group, Inc.	4,308	179,514
NIKE, Inc., Class B	278,062	21,563,708
Oxford Industries, Inc.	3,484	232,278
Pandora A/S	27,926	2,143,146
Perry Ellis International, Inc. (I)	3,297	57,500
PVH Corp.	30,996	3,614,134
Quiksilver, Inc. (I)	32,186	115,226
Ralph Lauren Corp.	22,064	3,545,464
RG Barry Corp.	2,985	56,566
Sequential Brands Group, Inc. (I)	4,518	62,394
Skechers U.S.A., Inc., Class A (I)	9,125	417,013
Steven Madden, Ltd. (I)	13,676	469,087
The Swatch Group AG, Bearer Shares	7,468	4,502,958
The Swatch Group AG, Registered Shares	12,035	1,335,172
Tumi Holdings, Inc. (I)	11,976	241,077
Under Armour, Inc., Class A (I)	61,039	3,631,210
Unifi, Inc. (I)	3,793	104,421
Vera Bradley, Inc. (I)	5,302	115,955
VF Corp.	129,779	8,176,077

144

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Vince Holding Corp. (I)	2,668	$97,702
Wolverine World Wide, Inc.	23,713	617,961
Yue Yuen Industrial Holdings, Ltd.	180,987	612,573
		122,327,012
		1,313,288,420
Consumer Staples - 8.9%
Beverages - 1.9%
Anheuser-Busch InBev NV	194,785	22,380,848
Asahi Group Holdings, Ltd.	93,703	2,942,547
Brown-Forman Corp., Class B	61,109	5,754,635
Carlsberg A/S, Class B	25,937	2,793,512
Coca-Cola Amatil, Ltd.	138,943	1,240,615
Coca-Cola Bottling Company Consolidated	1,188	87,520
Coca-Cola Enterprises, Inc.	88,129	4,210,804
Coca-Cola HBC AG	48,565	1,114,871
Constellation Brands, Inc., Class A (I)	63,610	5,605,949
Diageo PLC	608,405	19,377,133
Dr. Pepper Snapple Group, Inc.	74,019	4,336,033
Heineken Holding NV	24,415	1,604,433
Heineken NV	55,812	4,006,133
Kirin Holdings Company, Ltd.	198,692	2,868,879
Molson Coors Brewing Company, Class B	59,873	4,440,182
Monster Beverage Corp. (I)	51,010	3,623,240
National Beverage Corp. (I)	2,844	53,808
PepsiCo, Inc.	571,506	51,058,346
Pernod Ricard SA	51,439	6,178,880
Remy Cointreau SA	5,988	551,361
SABMiller PLC	233,469	13,530,690
Suntory Beverage & Food, Ltd.	33,659	1,319,331
The Boston Beer
Company, Inc., Class A (I) (L)	1,971	440,558
The Coca-Cola Company	1,424,858	60,356,985
Treasury Wine Estates, Ltd.	155,316	733,475
		220,610,768
Food & Staples Retailing - 1.9%
Aeon Company, Ltd.	153,778	1,892,367
Carrefour SA	149,067	5,496,726
Casey’s General Stores, Inc.	9,027	634,508
Casino Guichard Perrachon SA	13,696	1,815,818
Colruyt SA	17,705	899,257
Costco Wholesale Corp.	165,213	19,025,929
CVS Caremark Corp.	440,736	33,218,272
Delhaize Group SA	24,823	1,679,701
Distribuidora Internacional
de Alimentacion SA	149,767	1,378,490
Fairway Group Holdings Corp. (I) (L)	4,428	29,446
FamilyMart Company, Ltd.	14,292	616,168
Ingles Markets, Inc., Class A	3,171	83,556
J Sainsbury PLC	299,527	1,616,833
Jeronimo Martins SGPS SA	60,872	1,000,829
Koninklijke Ahold NV	225,363	4,225,801
Lawson, Inc.	15,789	1,185,081
Metcash, Ltd.	211,887	527,649
Metro AG (I)	39,268	1,708,882
Natural Grocers by Vitamin Cottage, Inc. (I)	2,221	47,552
Olam International, Ltd.	119,781	247,887
PriceSmart, Inc. (L)	4,403	383,237
Roundy’s, Inc.	10,252	56,489
Safeway, Inc.	86,750	2,978,995
Seven & I Holdings Company, Ltd.	182,529	7,693,559
SpartanNash Company	8,877	186,506

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food & Staples Retailing (continued)
SUPERVALU, Inc. (I)	142,935	$1,174,926
Susser Holdings Corp. (I)	4,315	348,307
Sysco Corp.	220,350	8,252,108
Tesco PLC	1,961,718	9,534,310
The Andersons, Inc.	6,657	343,368
The Chefs’ Warehouse, Inc. (I) (L)	4,518	89,321
The Fresh Market, Inc. (I)	10,083	337,478
The Kroger Company	192,085	9,494,762
The Pantry, Inc. (I)	6,311	102,238
United Natural Foods, Inc. (I)	35,507	2,311,506
Wal-Mart Stores, Inc.	607,613	45,613,508
Walgreen Company	330,944	24,532,879
Weis Markets, Inc.	2,534	115,880
Wesfarmers, Ltd.	277,049	10,932,735
Whole Foods Market, Inc.	138,538	5,351,723
WM Morrison Supermarkets PLC	509,370	1,597,518
Woolworths, Ltd.	304,028	10,095,706
		218,857,811
Food Products - 2.2%
Ajinomoto Company, Inc.	141,296	2,214,577
Annie’s, Inc. (I) (L)	4,041	136,667
Archer-Daniels-Midland Company	246,691	10,881,540
Aryzta AG (I)	21,114	1,999,583
Associated British Foods PLC	86,284	4,499,927
B&G Foods, Inc.	12,593	411,665
Barry Callebaut AG (I)	528	717,152
Boulder Brands, Inc. (I)	14,430	204,617
Cal-Maine Foods, Inc.	3,662	272,160
Calavo Growers, Inc.	3,422	115,766
Calbee, Inc.	17,700	487,804
Campbell Soup Company (L)	67,436	3,089,243
Chiquita Brands International, Inc. (I)	11,450	124,233
ConAgra Foods, Inc.	158,712	4,710,572
Danone SA	137,581	10,230,305
Darling International, Inc. (I)	38,392	802,393
Dean Foods Company (L)	67,652	1,189,999
Diamond Foods, Inc. (I) (L)	5,168	145,738
Flowers Foods, Inc.	84,538	1,782,061
Fresh Del Monte Produce, Inc.	7,972	244,342
General Mills, Inc.	231,650	12,170,891
Golden Agri-Resources, Ltd.	1,709,561	762,443
Hillshire Brands Company	59,063	3,679,625
Hormel Foods Corp.	50,827	2,508,312
Ingredion, Inc.	35,938	2,696,788
Inventure Foods, Inc. (I)	4,929	55,550
J&J Snack Foods Corp.	3,513	330,644
John B. Sanfilippo & Son, Inc.	2,226	58,922
Kellogg Company	96,087	6,312,916
Kerry Group PLC	37,249	2,799,329
Kerry Group PLC	1,204	89,926
Keurig Green Mountain, Inc.	47,844	5,961,841
Kikkoman Corp.	35,746	745,032
Kraft Foods Group, Inc.	224,406	13,453,140
Lancaster Colony Corp.	13,650	1,298,934
Limoneira Company (L)	3,160	69,425
Lindt & Spruengli AG	224	1,140,040
Lindt & Spruengli AG	25	1,543,883
McCormick & Company, Inc.	49,190	3,521,512
Mead Johnson Nutrition Company	76,171	7,096,852
MEIJI Holdings Company, Ltd.	14,878	986,370
Mondelez International, Inc., Class A	637,576	23,979,233
Nestle SA	781,245	60,536,258
Nippon Meat Packers, Inc.	41,882	817,711

145

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food Products (continued)
Nisshin Seifun Group, Inc.	45,900	$548,350
Nissin Food Products Company, Ltd.	14,275	733,925
Omega Protein Corp. (I)	5,186	70,944
Orkla ASA	197,366	1,756,351
Post Holdings, Inc. (I)	31,583	1,607,891
Sanderson Farms, Inc.	5,372	522,158
Seaboard Corp. (I)	66	199,338
Seneca Foods Corp., Class A (I)	2,332	71,359
Snyder’s-Lance, Inc.	11,337	299,977
Tate & Lyle PLC	112,809	1,319,859
The Hain Celestial Group, Inc. (I)	24,062	2,135,262
The Hershey Company	56,249	5,476,965
The J.M. Smucker Company	39,074	4,164,116
The WhiteWave Foods Company, Class A (I)	83,717	2,709,919
Tootsie Roll Industries, Inc. (L)	14,467	425,908
Toyo Suisan Kaisha, Ltd.	21,650	667,352
TreeHouse Foods, Inc. (I)	8,550	684,599
Tyson Foods, Inc., Class A	103,739	3,894,362
Unilever NV	394,616	17,273,548
Unilever PLC	310,927	14,094,155
Wilmar International, Ltd.	465,403	1,191,365
Yakult Honsha Company, Ltd.	21,303	1,078,968
Yamazaki Baking Company, Ltd.	26,390	329,620
		258,132,212
Household Products - 1.3%
Central Garden & Pet Company, Class A (I)	10,685	98,302
Church & Dwight Company, Inc.	65,558	4,585,782
Colgate-Palmolive Company	327,821	22,350,836
Energizer Holdings, Inc.	29,799	3,636,372
Harbinger Group, Inc. (I)	19,794	251,384
Henkel AG & Company, KGaA	28,334	2,849,428
Kimberly-Clark Corp.	142,049	15,798,690
Orchids Paper Products Company	2,203	70,584
Reckitt Benckiser Group PLC	157,004	13,689,988
Svenska Cellulosa AB SCA, B Shares	142,139	3,701,851
The Clorox Company (L)	48,430	4,426,502
The Procter & Gamble Company	1,020,046	80,165,415
Unicharm Corp.	30,074	1,793,052
WD-40 Company	3,560	267,783
		153,685,969
Personal Products - 0.3%
Avon Products, Inc.	164,013	2,396,230
Beiersdorf AG	24,411	2,359,198
Elizabeth Arden, Inc. (I) (L)	6,073	130,084
IGI Laboratories, Inc. (I)	8,281	43,972
Inter Parfums, Inc.	3,904	115,363
Kao Corp.	124,975	4,921,984
L’Oreal SA	58,264	10,031,843
Medifast, Inc. (I)	3,282	99,806
Nature’s Sunshine Products, Inc.	3,109	52,760
Nutraceutical International Corp. (I)	2,404	57,359
Revlon, Inc., Class A (I)	2,780	84,790
Shiseido Company, Ltd.	87,160	1,589,710
The Estee Lauder Companies, Inc., Class A	95,229	7,071,706
USANA Health Sciences, Inc. (I) (L)	1,497	116,976
		29,071,781
Tobacco - 1.3%
Alliance One International, Inc. (I)	25,631	64,078
Altria Group, Inc.	748,831	31,405,972
British American Tobacco PLC	457,046	27,195,264
Imperial Tobacco Group PLC	233,212	10,491,748

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Tobacco (continued)
Japan Tobacco, Inc.	266,489	$9,716,751
Lorillard, Inc.	136,632	8,330,453
Philip Morris International, Inc.	592,897	49,987,146
Reynolds American, Inc.	117,301	7,079,115
Swedish Match AB	48,936	1,697,958
Universal Corp.	16,654	921,799
Vector Group, Ltd. (L)	15,691	324,490
		147,214,774
		1,027,573,315
Energy - 8.8%
Energy Equipment & Services - 1.6%
Aker Solutions ASA	37,204	645,716
AMEC PLC	72,188	1,498,973
Atwood Oceanics, Inc. (I)	27,879	1,463,090
Baker Hughes, Inc.	164,335	12,234,741
Basic Energy Services, Inc. (I)	7,472	218,332
Bristow Group, Inc.	8,218	662,535
C&J Energy Services, Inc. (I)	10,711	361,818
Cameron International Corp. (I)	76,949	5,210,217
CARBO Ceramics, Inc. (L)	14,174	2,184,497
CHC Group, Ltd. (I)	8,258	69,698
Dawson Geophysical Company	2,250	64,463
Diamond Offshore Drilling, Inc. (L)	25,558	1,268,444
Dresser-Rand Group, Inc. (I)	36,805	2,345,583
Dril-Quip, Inc. (I)	19,624	2,143,726
Ensco PLC, Class A (L)	88,077	4,894,439
Era Group, Inc. (I)	5,076	145,580
Exterran Holdings, Inc.	13,575	610,739
FMC Technologies, Inc. (I)	88,639	5,413,184
Forum Energy Technologies, Inc. (I)	13,868	505,211
Fugro NV	17,975	1,027,881
Geospace Technologies Corp. (I) (L)	3,074	169,316
Gulf Island Fabrication, Inc.	3,834	82,508
Gulfmark Offshore, Inc., Class A	6,296	284,453
Halliburton Company	318,342	22,605,465
Helix Energy Solutions Group, Inc. (I)	72,054	1,895,741
Helmerich & Payne, Inc.	40,763	4,732,992
Hercules Offshore, Inc. (I) (L)	37,745	151,735
Hornbeck Offshore Services, Inc. (I) (L)	8,452	396,568
ION Geophysical Corp. (I)	30,693	129,524
Key Energy Services, Inc. (I)	30,798	281,494
Matrix Service Company (I)	6,205	203,462
McDermott International, Inc. (I)	54,799	443,324
Mitcham Industries, Inc. (I)	3,596	50,272
Nabors Industries, Ltd.	98,598	2,895,823
National Oilwell Varco, Inc.	161,727	13,318,218
Natural Gas Services Group, Inc. (I)	3,003	99,279
Newpark Resources, Inc. (I)	19,868	247,555
Noble Corp. PLC	95,771	3,214,075
North Atlantic Drilling, Ltd. (L)	16,415	174,327
Nuverra Environmental Solutions, Inc. (I) (L)	3,618	72,758
Oceaneering International, Inc.	52,199	4,078,308
Oil States International, Inc. (I)	25,734	1,649,292
Parker Drilling Company (I)	28,126	183,382
Patterson-UTI Energy, Inc.	69,583	2,431,230
Petrofac, Ltd.	62,856	1,292,935
PHI, Inc. (I)	3,121	139,103
Pioneer Energy Services Corp. (I)	14,715	258,101
RigNet, Inc. (I)	2,859	153,871
Rowan Companies PLC, Class A	47,713	1,523,476
Saipem SpA (I)	64,143	1,729,496
Schlumberger, Ltd.	490,879	57,899,178

146

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy Equipment & Services (continued)
SEACOR Holdings, Inc. (I)	4,842	$398,255
Seadrill, Ltd. (L)	90,944	3,604,164
Subsea 7 SA	68,162	1,270,506
Superior Energy Services, Inc.	75,428	2,725,968
Technip SA	24,784	2,707,934
Tenaris SA	114,439	2,696,428
Tesco Corp.	8,214	175,287
TETRA Technologies, Inc. (I)	18,430	217,105
Tidewater, Inc.	23,869	1,340,244
Transocean, Ltd.	87,487	3,930,631
Transocean, Ltd. (L)	128,186	5,772,216
Unit Corp. (I)	21,139	1,454,997
Vantage Drilling Company (I)	50,741	97,423
Willbros Group, Inc. (I)	9,469	116,942
WorleyParsons, Ltd.	49,686	814,965
		193,079,193
Oil, Gas & Consumable Fuels - 7.2%
Abraxas Petroleum Corp. (I)	20,058	125,563
Adams Resources & Energy, Inc.	558	43,597
Alon USA Energy, Inc.	6,416	79,815
Alpha Natural Resources, Inc. (I) (L)	52,203	193,673
American Eagle Energy Corp. (I)	8,478	50,783
Amyris, Inc. (I) (L)	7,392	27,572
Anadarko Petroleum Corp.	190,359	20,838,600
Apache Corp.	145,379	14,628,035
Approach Resources, Inc. (I) (L)	9,309	211,594
Arch Coal, Inc. (L)	49,718	181,471
Ardmore Shipping Corp.	4,721	65,291
BG Group PLC	825,994	17,429,593
Bill Barrett Corp. (I) (L)	35,367	947,128
Bonanza Creek Energy, Inc. (I)	9,490	542,733
BP PLC	4,474,106	39,398,606
BPZ Resources, Inc. (I) (L)	28,256	87,028
Cabot Oil & Gas Corp.	157,267	5,369,095
Callon Petroleum Company (I)	9,852	114,776
Caltex Australia, Ltd.	32,830	668,000
Carrizo Oil & Gas, Inc. (I)	10,661	738,381
Chesapeake Energy Corp.	190,781	5,929,473
Chevron Corp.	717,613	93,684,377
Cimarex Energy Company	32,799	4,705,345
Clayton Williams Energy, Inc. (I)	1,387	190,532
Clean Energy Fuels Corp. (I) (L)	16,387	192,056
Cloud Peak Energy, Inc. (I)	14,131	260,293
Comstock Resources, Inc.	11,177	322,345
ConocoPhillips	462,788	39,674,815
CONSOL Energy, Inc.	86,506	3,985,331
Contango Oil & Gas Company (I)	4,131	174,783
Delek Group, Ltd.	1,109	458,737
Delek US Holdings, Inc.	13,938	393,470
Denbury Resources, Inc.	132,411	2,444,307
Devon Energy Corp.	144,496	11,472,982
DHT Holdings, Inc.	16,907	121,730
Diamondback Energy, Inc. (I)	8,943	794,138
Emerald Oil, Inc. (I) (L)	13,472	103,061
Energen Corp.	35,080	3,117,910
Energy XXI Bermuda, Ltd.	21,214	501,287
Eni SpA	616,368	16,857,463
EOG Resources, Inc.	206,004	24,073,627
EQT Corp.	57,193	6,113,932
Equal Energy, Ltd.	9,740	52,791
Evolution Petroleum Corp. (I)	5,568	60,970
EXCO Resources, Inc. (L)	36,146	212,900
Exxon Mobil Corp.	1,618,813	162,982,093

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Forest Oil Corp. (I)	28,246	$64,401
Frontline, Ltd. (I) (L)	17,354	50,674
FX Energy, Inc. (I) (L)	13,590	49,060
Galp Energia SGPS SA	93,242	1,709,089
GasLog, Ltd.	9,927	316,572
Gastar Exploration, Inc. (I)	13,140	114,449
Goodrich Petroleum Corp. (I) (L)	8,188	225,989
Green Plains Renewable Energy, Inc.	7,509	246,821
Gulfport Energy Corp. (I)	41,113	2,581,896
Halcon Resources Corp. (I) (L)	61,360	447,314
Harvest Natural Resources, Inc. (I)	11,161	55,693
Hess Corp.	99,472	9,836,786
HollyFrontier Corp.	95,992	4,193,890
Idemitsu Kosan Company, Ltd.	21,500	466,866
Inpex Corp.	212,557	3,233,459
Jones Energy, Inc., Class A (I)	3,039	62,300
JX Holdings, Inc.	544,111	2,911,660
Kinder Morgan, Inc.	251,758	9,128,745
Kodiak Oil & Gas Corp. (I)	62,299	906,450
Koninklijke Vopak NV	17,043	832,139
Lundin Petroleum AB (I)	53,930	1,090,078
Magnum Hunter Resources Corp. (I)	47,069	385,966
Marathon Oil Corp.	254,801	10,171,656
Marathon Petroleum Corp.	108,785	8,492,845
Matador Resources Company (I)	17,215	504,055
Midstates Petroleum Company, Inc. (I) (L)	8,602	62,192
Murphy Oil Corp.	63,560	4,225,469
Navios Maritime Acquisition Corp.	21,292	78,993
Neste Oil OYJ	31,318	611,020
Newfield Exploration Company (I)	51,654	2,283,107
Noble Energy, Inc.	135,402	10,488,239
Nordic American Tankers, Ltd.	20,834	198,548
Northern Oil and Gas, Inc. (I) (L)	14,563	237,231
Occidental Petroleum Corp.	296,145	30,393,361
OMV AG	35,692	1,612,385
ONEOK, Inc.	78,327	5,332,502
Origin Energy, Ltd.	266,952	3,679,547
Pacific Ethanol, Inc. (I)	4,976	76,083
Panhandle Oil and Gas, Inc., Class A	1,756	98,389
Parsley Energy, Inc. (I)	11,856	285,374
PDC Energy, Inc. (I)	8,367	528,376
Peabody Energy Corp.	103,701	1,695,511
Penn Virginia Corp. (I) (L)	15,427	261,488
Petroquest Energy, Inc. (I)	14,133	106,280
Phillips 66	213,289	17,154,834
Pioneer Natural Resources Company	53,916	12,390,436
QEP Resources, Inc.	67,896	2,342,412
Quicksilver Resources, Inc. (I) (L)	29,060	77,590
Range Resources Corp.	63,554	5,526,020
Renewable Energy Group, Inc. (I) (L)	8,487	97,346
Repsol SA	213,956	5,641,310
Resolute Energy Corp. (I)	18,657	161,196
REX American Resources Corp. (I)	1,505	110,332
Rex Energy Corp. (I)	11,405	201,983
Ring Energy, Inc. (I)	4,717	82,312
Rosetta Resources, Inc. (I)	43,996	2,413,181
Royal Dutch Shell PLC, B Shares	592,345	25,743,362
Royal Dutch Shell PLC, Class A	944,445	39,027,053
RSP Permian, Inc. (I) (L)	5,218	169,272
Sanchez Energy Corp. (I) (L)	10,785	405,408
Santos, Ltd.	235,662	3,170,265
Scorpio Tankers, Inc.	46,638	474,308
SemGroup Corp., Class A	9,965	785,740

147

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Ship Finance International, Ltd. (L)	13,410	$249,292
Showa Shell Sekiyu KK	45,794	520,540
SM Energy Company	32,351	2,720,719
Solazyme, Inc. (I) (L)	18,116	213,406
Southwestern Energy Company (I)	133,064	6,053,081
Spectra Energy Corp.	252,782	10,738,179
Statoil ASA	270,347	8,310,157
Stone Energy Corp. (I)	13,161	615,803
Swift Energy Company (I) (L)	10,324	134,006
Synergy Resources Corp. (I)	15,915	210,874
Teekay Tankers, Ltd., Class A (L)	14,928	64,041
Tesoro Corp.	48,718	2,858,285
The Williams Companies, Inc.	258,369	15,039,659
TonenGeneral Sekiyu KK	67,557	641,634
Total SA	518,420	37,507,505
Transatlantic Petroleum Ltd. (I)	6,076	69,206
Triangle Petroleum Corp. (I) (L)	17,861	209,867
Tullow Oil PLC	220,553	3,217,591
VAALCO Energy, Inc. (I)	12,252	88,582
Valero Energy Corp.	201,129	10,076,563
W&T Offshore, Inc.	8,157	133,530
Warren Resources, Inc. (I)	18,253	113,169
Western Refining, Inc.	12,458	467,798
Westmoreland Coal Company (I)	3,288	119,289
Woodside Petroleum, Ltd.	159,763	6,194,229
World Fuel Services Corp.	34,679	1,707,247
WPX Energy, Inc. (I)	97,326	2,327,065
		827,530,707
		1,020,609,900
Financials - 18.7%
Banks - 7.8%
1st Source Corp.	3,496	107,048
1st United Bancorp, Inc.	8,290	71,460
Ameris Bancorp	6,155	132,702
Ames National Corp.	2,668	61,738
Aozora Bank, Ltd.	283,271	931,338
Arrow Financial Corp. (L)	3,317	86,043
Associated Banc-Corp.	77,684	1,404,527
Australia & New Zealand Banking Group, Ltd.	664,841	20,905,580
Banc of California, Inc. (L)	7,602	82,862
Banca Monte dei Paschi di Siena SpA (I)	1,053,507	2,036,770
BancFirst Corp.	1,703	105,416
Banco Bilbao Vizcaya Argentaria SA	1,429,080	18,214,217
Banco de Sabadell SA	825,870	2,818,893
Banco Espirito Santo SA (I)	625,609	514,719
Banco Latinoamericano de
Comercio Exterior SA	6,726	199,560
Banco Popolare SC (I)	87,711	1,442,778
Banco Popular Espanol SA	424,001	2,832,482
Banco Santander SA	2,860,175	29,886,698
BancorpSouth, Inc.	62,594	1,537,935
Bank Hapoalim, Ltd.	257,285	1,486,073
Bank Leumi Le-Israel BM (I)	322,662	1,257,595
Bank of America Corp.	3,963,663	60,921,500
Bank of East Asia, Ltd.	305,090	1,264,912
Bank of Hawaii Corp.	21,486	1,261,013
Bank of Ireland (I)	5,880,354	1,984,328
Bank of Kentucky Financial Corp.	1,936	67,353
Bank of Marin Bancorp, Class A	1,863	84,934
Bank of Queensland, Ltd.	87,287	1,003,115
Bank of the Ozarks, Inc.	9,210	308,075
Bankia SA (I)	1,116,016	2,163,586

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Banner Corp.	4,578	$181,426
Barclays PLC	3,961,146	14,429,568
BB&T Corp.	270,753	10,675,791
BBCN Bancorp, Inc.	18,500	295,075
Bendigo and Adelaide Bank, Ltd.	105,212	1,210,454
BNC Bancorp	5,444	92,929
BNP Paribas SA	256,390	17,423,941
BOC Hong Kong Holdings, Ltd.	896,878	2,598,311
Boston Private Financial Holdings, Inc.	18,487	248,465
Bridge Bancorp, Inc.	3,305	79,287
Bridge Capital Holdings (I)	2,608	63,140
Bryn Mawr Bank Corp.	3,701	107,773
CaixaBank SA	429,905	2,652,102
Camden National Corp.	2,272	88,063
Capital Bank Financial Corp., Class A (I)	5,693	134,412
Capital City Bank Group, Inc.	3,226	46,874
Cardinal Financial Corp.	8,242	152,147
Cascade Bancorp (I)	7,760	40,430
Cathay General Bancorp	54,333	1,388,751
Center Bancorp, Inc. (L)	3,243	62,363
Centerstate Banks, Inc.	9,142	102,390
Central Pacific Financial Corp.	3,827	75,966
Chemical Financial Corp.	7,156	200,940
Citigroup, Inc.	1,144,963	53,927,757
Citizens & Northern Corp.	3,922	76,440
City Holding Company (L)	3,674	165,771
City National Corp.	22,951	1,738,768
CNB Financial Corp.	4,064	68,275
CoBiz Financial, Inc.	9,174	98,804
Columbia Banking System, Inc.	12,280	323,087
Comerica, Inc.	68,386	3,430,242
Commerce Bancshares, Inc.	39,351	1,829,822
Commerzbank AG (I)	234,403	3,673,822
Commonwealth Bank of Australia	390,528	29,784,811
Community Bank Systems, Inc.	9,610	347,882
Community Trust Bancorp, Inc.	3,700	126,614
Credit Agricole SA	242,281	3,420,730
CU Bancorp (I)	3,018	57,553
Customers Bancorp, Inc. (I)	6,314	126,343
CVB Financial Corp.	24,883	398,874
Danske Bank A/S	158,852	4,490,506
DBS Group Holdings, Ltd.	415,483	5,588,117
DNB ASA	236,649	4,323,882
Eagle Bancorp, Inc. (I)	5,391	181,946
East West Bancorp, Inc.	69,089	2,417,424
Enterprise Financial Services Corp.	5,169	93,352
Erste Group Bank AG	67,657	2,187,543
Fidelity Southern Corp. (L)	4,173	54,207
Fifth Third Bancorp	320,438	6,841,351
Financial Institutions, Inc.	3,555	83,258
First Bancorp North Carolina	5,316	97,549
First BanCorp Puerto Rico (I)	24,600	133,824
First Bancorp, Inc.	3,045	53,166
First Busey Corp.	18,638	108,287
First Citizens BancShares, Inc., Class A	1,682	412,090
First Commonwealth Financial Corp.	21,710	200,166
First Community Bancshares, Inc.	4,759	68,196
First Connecticut Bancorp, Inc.	5,047	81,004
First Financial Bancorp	13,457	231,595
First Financial Bankshares, Inc. (L)	14,542	456,183
First Financial Corp.	3,049	98,147
First Horizon National Corp.	114,033	1,352,431
First Interstate Bancsystem, Inc.	4,326	117,581

148

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Merchants Corp.	8,505	$179,796
First Midwest Bancorp, Inc.	17,348	295,436
First NBC Bank Holding Company (I)	3,660	122,647
First Niagara Financial Group, Inc.	170,734	1,492,215
FirstMerit Corp.	117,648	2,323,548
Flushing Financial Corp.	7,459	153,282
FNB Corp.	37,689	483,173
Frost Bankers, Inc.	25,501	2,025,289
Fukuoka Financial Group, Inc.	187,272	904,536
Fulton Financial Corp.	92,330	1,143,969
German American Bancorp, Inc.	3,499	94,753
Glacier Bancorp, Inc.	17,315	491,400
Great Southern Bancorp, Inc.	2,929	93,874
Hancock Holding Company	58,553	2,068,092
Hang Seng Bank, Ltd.	185,290	3,032,859
Hanmi Financial Corp.	7,695	162,211
Heartland Financial USA, Inc.	3,874	95,804
Heritage Commerce Corp.	6,598	53,906
Heritage Financial Corp.	7,593	122,171
Hokuhoku Financial Group, Inc.	294,899	629,012
Home BancShares, Inc.	12,741	418,160
HomeTrust Bancshares, Inc. (I)	5,822	91,813
HSBC Holdings PLC	4,562,310	46,284,963
Hudson Valley Holding Corp.	4,045	73,012
Huntington Bancshares, Inc.	311,348	2,970,260
Iberiabank Corp.	7,279	503,634
Independent Bank Corp.	5,380	206,484
Independent Bank Corp.	6,118	78,739
Independent Bank Group, Inc.	2,230	124,144
International Bancshares Corp.	40,262	1,087,074
Intesa Sanpaolo RSP	220,970	586,923
Intesa Sanpaolo SpA	2,820,720	8,702,850
Investors Bancorp, Inc.	82,062	906,785
JPMorgan Chase & Company	1,426,587	82,199,943
KBC Groep NV (I)	60,659	3,299,917
KeyCorp	332,492	4,764,610
Lakeland Bancorp, Inc.	10,092	108,994
Lakeland Financial Corp.	4,036	154,014
Lloyds Banking Group PLC (I)	13,831,089	17,580,310
M&T Bank Corp. (L)	49,557	6,147,546
MainSource Financial Group, Inc.	5,396	93,081
MB Financial, Inc.	12,874	348,242
Mercantile Bank Corp.	4,506	103,097
Metro Bancorp, Inc. (I)	4,044	93,497
MidSouth Bancorp, Inc.	2,547	50,660
Mitsubishi UFJ Financial Group, Inc.	3,088,192	18,957,528
Mizrahi Tefahot Bank, Ltd.	32,781	423,810
Mizuho Financial Group, Inc.	5,575,506	11,460,470
National Australia Bank, Ltd.	570,277	17,626,547
National Bank Holdings Corp., Class A	9,975	198,902
National Bankshares, Inc. (L)	2,324	71,788
National Penn Bancshares, Inc.	27,164	287,395
Natixis	224,273	1,439,361
NBT Bancorp, Inc.	9,774	234,771
NewBridge Bancorp (I)	9,482	76,425
Nordea Bank AB	735,774	10,372,897
OFG Bancorp	10,320	189,991
Old National Bancorp	24,491	349,731
OmniAmerican Bancorp, Inc.	3,060	76,500
Oversea-Chinese Banking Corp., Ltd.	625,124	4,794,778
Pacific Continental Corp.	5,054	69,391
Pacific Premier Bancorp, Inc. (I)	4,491	63,278
PacWest Bancorp	46,086	1,989,533

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Park National Corp. (L)	3,001	$231,677
Park Sterling Corp.	12,826	84,523
Peapack Gladstone Financial Corp.	3,404	72,199
Penns Woods Bancorp, Inc.	1,572	74,041
Peoples Bancorp, Inc.	2,978	78,768
Peoples Financial Services Corp.	2,011	103,345
Pinnacle Financial Partners, Inc.	8,197	323,618
Preferred Bank (I)	3,219	76,097
PrivateBancorp, Inc.	16,798	488,150
Prosperity Bancshares, Inc.	45,076	2,821,758
Raiffeisen Bank International AG (L)	28,385	904,910
Regions Financial Corp.	519,250	5,514,435
Renasant Corp.	7,418	215,641
Republic Bancorp, Inc., Class A	2,667	63,261
Republic First Bancorp, Inc. (I)	8,997	45,345
Resona Holdings, Inc.	534,632	3,115,479
Royal Bank of Scotland Group PLC (I)	601,262	3,379,221
S&T Bancorp, Inc.	6,974	173,304
Sandy Spring Bancorp, Inc.	6,177	153,869
Seacoast Banking Corp. of Florida (I)	5,035	54,730
Seven Bank, Ltd.	144,540	591,047
Shinsei Bank, Ltd.	399,663	900,185
Sierra Bancorp	3,572	56,438
Signature Bank (I)	24,169	3,049,644
Simmons First National Corp., Class A	3,943	155,315
Skandinaviska Enskilda Banken AB, Series A	367,806	4,909,382
Societe Generale SA	174,132	9,131,946
South State Corp.	5,664	345,504
Southside Bancshares, Inc. (L)	4,779	138,400
Southwest Bancorp, Inc.	5,135	87,603
Standard Chartered PLC	588,069	12,020,177
State Bank Financial Corp.	7,973	134,823
Sterling Bancorp	19,298	231,576
Stock Yards Bancorp, Inc.	3,780	113,022
Stonegate Bank	3,041	76,633
Suffolk Bancorp (I)	3,343	74,582
Sumitomo Mitsui Financial Group, Inc.	308,309	12,935,686
Sumitomo Mitsui Trust Holdings, Inc.	803,753	3,673,548
SunTrust Banks, Inc.	200,732	8,041,324
Suruga Bank, Ltd.	43,803	850,832
Susquehanna Bancshares, Inc.	43,125	455,400
SVB Financial Group (I)	24,137	2,814,857
Svenska Handelsbanken AB, Class A	120,882	5,911,076
Swedbank AB, Class A	219,357	5,810,133
Synovus Financial Corp.	67,018	1,633,899
Talmer Bancorp, Inc., Class A (I)	4,496	62,000
Taylor Capital Group, Inc. (I)	4,320	92,362
TCF Financial Corp.	79,829	1,306,801
Texas Capital Bancshares, Inc. (I)	10,010	540,040
The Bancorp, Inc. (I)	7,796	92,850
The Bank of Kyoto, Ltd.	84,070	765,062
The Bank of Yokohama, Ltd.	281,566	1,621,539
The Chiba Bank, Ltd.	180,204	1,272,765
The Chugoku Bank, Ltd.	40,612	624,662
The First of Long Island Corp.	2,320	90,666
The Gunma Bank, Ltd.	91,025	538,564
The Hachijuni Bank, Ltd.	101,338	627,502
The Hiroshima Bank, Ltd.	120,000	573,553
The Iyo Bank, Ltd.	57,559	582,193
The Joyo Bank, Ltd.	164,944	879,881
The PNC Financial Services Group, Inc.	201,327	17,928,169
The Shizuoka Bank, Ltd.	128,908	1,394,413
Tompkins Financial Corp.	3,578	172,388

149

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
TowneBank (L)	6,982	$109,687
Trico Bancshares	4,338	100,381
TriState Capital Holdings, Inc. (I)	5,931	83,805
Trustmark Corp.	48,094	1,187,441
U.S. Bancorp	684,246	29,641,537
UMB Financial Corp.	8,602	545,281
Umpqua Holdings Corp.	120,852	2,165,668
UniCredit SpA	1,069,280	8,940,648
Union Bankshares Corp.	10,693	274,275
Unione di Banche Italiane SCPA	207,395	1,792,114
United Bankshares, Inc.	15,979	516,601
United Community Banks, Inc.	11,801	193,182
United Overseas Bank, Ltd.	308,139	5,571,996
Univest Corp. of Pennsylvania	4,626	95,758
Valley National Bancorp (L)	141,298	1,400,263
ViewPoint Financial Group, Inc.	9,350	251,609
Washington Trust Bancorp, Inc.	3,664	134,725
Webster Financial Corp.	64,347	2,029,504
Wells Fargo & Company	1,806,748	94,962,675
WesBanco, Inc.	6,238	193,628
West Bancorp, Inc.	4,440	67,621
WestAmerica Bancorp. (L)	18,820	983,910
Western Alliance Bancorp (I)	17,645	419,951
Westpac Banking Corp.	753,250	24,093,537
Wilshire Bancorp, Inc.	16,399	168,418
Wintrust Financial Corp.	10,710	492,660
Yadkin Financial Corp. (I)	3,986	75,096
Yamaguchi Financial Group, Inc.	52,133	549,793
Zions Bancorporation	70,161	2,067,645
		898,815,291
Capital Markets - 2.0%
3i Group PLC	235,243	1,616,706
Aberdeen Asset Management PLC	221,804	1,721,377
Affiliated Managers Group, Inc. (I)	21,748	4,467,039
Ameriprise Financial, Inc.	71,573	8,588,760
Arlington Asset Investment Corp., Class A (L)	4,274	116,808
BGC Partners, Inc., Class A	40,815	303,664
BlackRock, Inc.	47,163	15,073,295
Calamos Asset Management, Inc., Class A	5,028	67,325
Cohen & Steers, Inc. (L)	4,586	198,941
CorEnergy Infrastructure Trust, Inc.	9,040	66,986
Cowen Group, Inc., Class A (I)	28,601	120,696
Credit Suisse Group AG (I)	367,312	10,446,155
Daiwa Securities Group, Inc.	402,508	3,487,439
Deutsche Bank AG	334,170	11,744,396
Diamond Hill Investment Group, Inc.	746	95,279
E*TRADE Financial Corp. (I)	109,084	2,319,126
Eaton Vance Corp.	58,164	2,198,018
Evercore Partners, Inc., Class A	7,693	443,425
FBR & Company (I)	2,344	63,593
Federated Investors, Inc., Class B (L)	45,503	1,406,953
Financial Engines, Inc. (L)	12,086	547,254
Franklin Resources, Inc.	151,428	8,758,596
FXCM, Inc., Class A (L)	10,732	160,551
GAMCO Investors, Inc., Class A	1,528	126,900
GFI Group, Inc.	18,337	60,879
Greenhill & Company, Inc. (L)	6,559	323,031
Hargreaves Lansdown PLC	57,510	1,217,569
HFF, Inc., Class A	7,709	286,698
ICAP PLC	133,453	867,035
ICG Group, Inc. (I)	9,907	206,858
INTL. FCStone, Inc. (I)	3,815	75,995
Invesco, Ltd.	163,060	6,155,515

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Investec PLC	132,814	$1,223,642
Investment Technology Group, Inc. (I)	8,434	142,366
Janus Capital Group, Inc.	107,366	1,339,928
Julius Baer Group, Ltd. (I)	54,194	2,232,755
KCG Holdings, Inc., Class A (I)	12,464	148,072
Ladenburg Thalmann
Financial Services, Inc. (I)	24,444	76,999
Legg Mason, Inc.	38,674	1,984,363
Macquarie Group, Ltd.	69,994	3,937,423
Manning & Napier, Inc.	3,583	61,843
Marcus & Millichap, Inc. (I)	2,013	51,352
Mediobanca SpA (I)	145,905	1,452,868
Moelis & Company (I)	1,791	60,196
Morgan Stanley	527,454	17,052,588
Nomura Holdings, Inc.	879,713	6,231,276
Northern Trust Corp.	83,739	5,376,881
Oppenheimer Holdings, Inc., Class A	2,657	63,741
Partners Group Holding AG	4,198	1,146,873
Piper Jaffray Companies (I)	3,798	196,622
Pzena Investment Management, Inc., Class A	3,243	36,192
Raymond James Financial, Inc.	59,754	3,031,320
Safeguard Scientifics, Inc. (I)	5,092	105,863
SBI Holdings, Inc.	48,690	596,723
Schroders PLC	30,092	1,289,504
SEI Investments Company	68,685	2,250,807
State Street Corp.	162,363	10,920,535
Stifel Financial Corp. (I)	15,208	720,099
SWS Group, Inc. (I)	7,836	57,046
T. Rowe Price Group, Inc.	99,040	8,359,966
The Bank of New York Mellon Corp.	429,764	16,107,555
The Charles Schwab Corp.	441,371	11,886,121
The Goldman Sachs Group, Inc.	156,733	26,243,374
UBS AG (I)	884,267	16,212,593
Virtus Investment Partners, Inc. (I)	1,663	352,140
Waddell & Reed Financial, Inc., Class A	40,938	2,562,309
Walter Investment Management Corp. (I) (L)	8,832	263,017
Westwood Holdings Group, Inc.	1,748	104,950
WisdomTree Investments, Inc. (I) (L)	25,386	313,771
		227,526,535
Consumer Finance - 0.6%
Acom Company, Ltd. (I) (L)	97,010	462,031
AEON Credit Service Company, Ltd.	27,153	710,161
American Express Company	343,176	32,557,107
Capital One Financial Corp.	215,443	17,795,592
Cash America International, Inc.	6,533	290,261
Consumer Portfolio Services, Inc. (I)	5,929	45,179
Credit Acceptance Corp. (I)	1,598	196,714
Credit Saison Company, Ltd.	36,703	764,169
Discover Financial Services	175,768	10,894,101
Encore Capital Group, Inc. (I) (L)	6,037	274,201
Ezcorp, Inc., Class A (I)	12,346	142,596
First Cash Financial Services, Inc. (I)	6,817	392,591
Green Dot Corp., Class A (I)	7,279	138,155
JGWPT Holdings, Inc., Class A (I) (L)	3,079	34,670
Navient Corp.	159,300	2,821,203
Nelnet, Inc., Class A	4,914	203,587
Nicholas Financial, Inc.	3,240	46,526
Portfolio Recovery Associates, Inc. (I)	11,663	694,298
SLM Corp.	206,821	1,718,683
Springleaf Holdings, Inc. (I) (L)	8,760	227,322
World Acceptance Corp. (I) (L)	1,953	148,350
		70,557,497

150

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services - 1.5%
ASX, Ltd.	46,928	$1,577,693
Berkshire Hathaway, Inc., Class B (I)	678,703	85,896,652
CBOE Holdings, Inc.	41,723	2,053,189
CME Group, Inc.	118,964	8,440,496
Deutsche Boerse AG	46,744	3,624,279
Eurazeo	9,321	775,636
Exor SpA (L)	23,894	980,191
First Pacific Company, Ltd.	573,340	644,436
Gain Capital Holdings, Inc.	5,960	46,905
Groupe Bruxelles Lambert SA	19,542	2,031,067
Hong Kong Exchanges & Clearing, Ltd.	267,271	4,979,038
Industrivarden AB, C Shares	30,186	595,882
ING Groep NV (I)	930,276	13,054,083
Intercontinental Exchange Group, Inc.	43,380	8,194,482
Investment AB Kinnevik, B Shares	57,008	2,429,021
Investor AB, B Shares	110,273	4,132,059
Japan Exchange Group, Inc.	63,172	1,556,950
Leucadia National Corp.	119,391	3,130,432
London Stock Exchange Group PLC	42,646	1,464,149
MarketAxess Holdings, Inc.	8,830	477,350
McGraw-Hill Financial, Inc.	102,594	8,518,380
Mitsubishi UFJ Lease &
Finance Company, Ltd.	122,170	702,269
Moody’s Corp.	70,868	6,212,289
MSCI, Inc. (I)	56,256	2,579,338
NewStar Financial, Inc. (I)	6,645	93,429
ORIX Corp.	317,747	5,268,496
Pargesa Holding SA	7,314	656,484
PHH Corp. (I)	13,379	307,449
PICO Holdings, Inc. (I)	5,653	134,315
Pohjola Bank PLC, A Shares	176	3,833
Singapore Exchange, Ltd.	192,648	1,074,528
The NASDAQ OMX Group, Inc.	44,706	1,726,546
Wendel SA	7,634	1,093,686
		174,455,032
Insurance - 3.5%
ACE, Ltd.	127,304	13,201,425
Admiral Group PLC	46,785	1,239,647
Aegon NV	438,771	3,827,597
Aflac, Inc.	171,229	10,659,005
Ageas	53,764	2,144,173
AIA Group, Ltd.	2,917,935	14,680,313
Alleghany Corp. (I)	7,948	3,482,178
Allianz SE	110,599	18,460,500
Ambac Financial Group, Inc. (I)	10,643	290,660
American Equity Investment Life
Holding Company	17,517	430,918
American Financial Group, Inc.	34,566	2,058,751
American International Group, Inc.	545,280	29,761,382
AMERISAFE, Inc.	4,438	180,493
AMP, Ltd.	716,748	3,582,913
AmTrust Financial Services, Inc. (L)	7,051	294,802
Aon PLC	111,773	10,069,630
Argo Group International Holdings, Ltd.	6,008	307,069
Arthur J. Gallagher & Company	75,861	3,535,123
Aspen Insurance Holdings, Ltd.	31,425	1,427,324
Assicurazioni Generali SpA	282,893	6,195,500
Assurant, Inc.	27,303	1,789,712
Atlas Financial Holdings, Inc. (I)	3,521	53,378
Aviva PLC	713,774	6,227,520
AXA SA	439,319	10,496,790
Baldwin & Lyons, Inc., Class B	2,896	75,122
Baloise Holding AG	11,496	1,353,619

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Brown & Brown, Inc.	57,534	$1,766,869
Cincinnati Financial Corp.	55,446	2,663,626
Citizens, Inc. (I) (L)	12,332	91,257
CNO Financial Group, Inc.	50,939	906,714
CNP Assurances	41,658	864,607
Crawford & Company, Class B	6,734	67,879
Delta Lloyd NV	48,110	1,221,490
Direct Line Insurance Group PLC	363,000	1,675,193
eHealth, Inc. (I)	4,455	169,156
Employers Holdings, Inc.	7,416	157,071
Enstar Group, Ltd. (I)	1,936	291,813
Everest Re Group, Ltd.	22,238	3,568,977
FBL Financial Group, Inc., Class A	2,396	110,216
Federated National Holding Company	3,046	77,673
Fidelity & Guaranty Life	2,840	67,990
First American Financial Corp.	75,967	2,111,123
Genworth Financial, Inc., Class A (I)	186,880	3,251,712
Gjensidige Forsikring ASA	48,362	867,014
Global Indemnity PLC (I)	2,329	60,531
Greenlight Capital Re, Ltd., Class A (I)	6,680	220,039
Hannover Rueckversicherung AG	14,601	1,314,842
HCC Insurance Holdings, Inc.	48,148	2,356,363
HCI Group, Inc. (L)	2,230	90,538
Hilltop Holdings, Inc. (I)	15,949	339,076
Horace Mann Educators Corp.	9,558	298,879
Infinity Property & Casualty Corp.	2,765	185,891
Insurance Australia Group, Ltd.	567,577	3,126,185
Kemper Corp.	35,583	1,311,589
Legal & General Group PLC	1,433,367	5,522,038
Lincoln National Corp.	99,380	5,112,107
Loews Corp.	115,042	5,062,998
Maiden Holdings, Ltd.	11,854	143,315
Mapfre SA (L)	225,792	899,667
Marsh & McLennan Companies, Inc.	207,177	10,735,912
Meadowbrook Insurance Group, Inc.	12,698	91,299
Mercury General Corp.	17,505	823,435
MetLife, Inc.	424,264	23,572,108
Montpelier Re Holdings, Ltd.	8,719	278,572
MS&AD Insurance Group Holdings	122,751	2,966,749
Muenchener Rueckversicherungs AG	43,447	9,621,264
National General Holdings Corp. (I)	8,539	148,579
National Interstate Corp.	1,729	48,447
National Western Life Insurance
Company, Class A	601	149,895
NKSJ Holdings, Inc.	80,491	2,168,839
Old Mutual PLC	1,186,511	4,009,773
Old Republic International Corp.	116,865	1,932,947
OneBeacon Insurance Group, Ltd., Class A	5,765	89,588
Platinum Underwriters Holdings, Ltd.	5,805	376,454
Primerica, Inc.	39,319	1,881,414
Principal Financial Group, Inc.	103,130	5,206,002
Protective Life Corp.	37,920	2,628,994
Prudential Financial, Inc.	174,140	15,458,408
Prudential PLC	620,315	14,212,317
QBE Insurance Group, Ltd.	302,577	3,099,078
Reinsurance Group of America, Inc.	33,430	2,637,627
RenaissanceRe Holdings, Ltd. (L)	19,585	2,095,595
Resolution, Ltd.	343,517	1,852,318
RLI Corp.	10,120	463,294
RSA Insurance Group PLC	245,280	1,992,149
Safety Insurance Group, Inc.	3,197	164,262
Sampo OYJ, Class A	108,230	5,471,285
SCOR SE	37,163	1,279,633

151

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Selective Insurance Group, Inc.	13,464	$332,830
Sony Financial Holdings, Inc.	41,916	715,594
StanCorp Financial Group, Inc.	21,090	1,349,760
Standard Life PLC	575,703	3,683,052
State Auto Financial Corp.	3,781	88,589
Stewart Information Services Corp.	5,004	155,174
Suncorp Group, Ltd.	311,774	3,981,311
Swiss Life Holding AG (I)	7,763	1,840,154
Swiss Re AG (I)	85,306	7,585,165
Symetra Financial Corp.	17,750	403,635
T&D Holdings, Inc.	140,325	1,908,637
The Allstate Corp.	163,548	9,603,539
The Chubb Corp.	92,147	8,493,189
The Dai-ichi Life Insurance Company, Ltd.	205,937	3,069,003
The Hanover Insurance Group, Inc.	21,170	1,336,886
The Hartford Financial Services Group, Inc.	169,397	6,066,107
The Navigators Group, Inc. (I)	2,466	165,345
The Phoenix Companies, Inc. (I)	1,549	74,956
The Progressive Corp.	205,185	5,203,492
The Travelers Companies, Inc.	130,974	12,320,724
Third Point Reinsurance, Ltd. (I)	13,110	200,059
Tokio Marine Holdings, Inc.	167,785	5,522,431
Torchmark Corp.	33,118	2,713,027
Tryg A/S	5,082	513,471
UnipolSai SpA	218,049	700,462
United Fire Group, Inc.	5,116	150,001
United Insurance Holdings Corp.	4,459	76,962
Universal Insurance Holdings, Inc.	7,596	98,520
Unum Group	96,985	3,371,199
Vienna Insurance Group AG	9,302	498,013
W.R. Berkley Corp.	50,230	2,326,151
XL Group PLC	102,138	3,342,977
Zurich Insurance Group AG (I)	36,081	10,867,093
		406,013,727
Real Estate Investment Trusts - 2.5%
Acadia Realty Trust	13,515	379,636
AG Mortgage Investment Trust, Inc.	6,607	125,071
Agree Realty Corp.	3,915	118,350
Alexander’s, Inc.	508	187,691
Alexandria Real Estate Equities, Inc.	34,563	2,683,471
Altisource Residential Corp., Class B	13,419	349,297
American Assets Trust, Inc.	8,591	296,819
American Campus Communities, Inc.	50,552	1,933,108
American Capital Mortgage Investment Corp.	11,874	237,717
American Realty Capital Healthcare Trust, Inc.	39,290	427,868
American Residential Properties, Inc. (I)	7,698	144,338
AmREIT, Inc.	5,645	103,304
Anworth Mortgage Asset Corp.	27,732	143,097
Apartment Investment & Management
Company, Class A	55,734	1,798,536
Apollo Commercial Real Estate Finance, Inc.	10,192	168,066
Apollo Residential Mortgage, Inc.	7,451	124,581
Ares Commercial Real Estate Corp.	7,420	92,082
Armada Hoffler Properties, Inc.	5,891	57,025
ARMOUR Residential REIT, Inc.	82,524	357,329
Ascendas Real Estate Investment Trust	493,431	911,818
Ashford Hospitality Prime, Inc.	6,521	111,900
Ashford Hospitality Trust, Inc.	16,221	187,190
Associated Estates Realty Corp.	13,426	241,937
AvalonBay Communities, Inc.	45,916	6,528,768
Aviv REIT, Inc.	4,901	138,061
Beni Stabili SpA	44	40
BGP Holdings PLC (I)	1,525,695	2

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
BioMed Realty Trust, Inc.	92,904	$2,028,094
Boston Properties, Inc.	57,684	6,817,095
British Land Company PLC	231,718	2,784,236
Camden Property Trust	41,211	2,932,163
Campus Crest Communities, Inc.	15,246	132,030
CapitaCommercial Trust	488,096	666,651
CapitaMall Trust	585,181	927,550
Capstead Mortgage Corp.	21,540	283,251
CaretTust REIIT, Inc. (I)	4,693	92,921
Catchmark Timber Trust, Inc., Class A	4,033	55,131
Cedar Realty Trust, Inc.	20,359	127,244
CFS Retail Property Trust Group	511,480	983,589
Chambers Street Properties	54,740	440,110
Chatham Lodging Trust	6,491	142,153
Chesapeake Lodging Trust	11,826	357,500
Colony Financial, Inc.	21,279	494,098
CoreSite Realty Corp.	4,899	162,010
Corio NV	16,973	866,291
Corporate Office Properties Trust	42,179	1,172,998
Corrections Corp. of America	55,941	1,837,662
Cousins Properties, Inc.	45,913	571,617
Crown Castle International Corp.	125,786	9,340,868
CubeSmart	33,800	619,216
CyrusOne, Inc.	4,677	116,457
CYS Investments, Inc.	37,369	337,068
DCT Industrial Trust, Inc.	75,652	621,103
Dexus Property Group	1,341,784	1,404,338
DiamondRock Hospitality Company	45,493	583,220
Duke Realty Corp.	160,083	2,907,107
DuPont Fabros Technology, Inc.	14,893	401,515
Dynex Capital, Inc.	13,543	119,856
EastGroup Properties, Inc.	7,250	465,668
Education Realty Trust, Inc.	27,183	291,945
Empire State Realty Trust, Inc., Class A	21,676	357,654
EPR Properties	12,031	672,172
Equity One, Inc.	44,906	1,059,333
Equity Residential	126,562	7,973,406
Essex Property Trust, Inc.	23,549	4,354,446
Excel Trust, Inc.	11,797	157,254
Extra Space Storage, Inc.	53,075	2,826,244
Federal Realty Investment Trust	32,565	3,937,760
Federation Centres, Ltd.	345,283	810,309
FelCor Lodging Trust, Inc.	29,539	310,455
First Industrial Realty Trust, Inc.	25,693	484,056
First Potomac Realty Trust	14,125	185,320
Fonciere Des Regions	6,861	744,231
Franklin Street Properties Corp.	21,722	273,263
Gecina SA	5,315	774,419
General Growth Properties, Inc.	196,419	4,627,632
Getty Realty Corp.	6,667	127,206
Gladstone Commercial Corp.	5,321	95,086
Glimcher Realty Trust	34,298	371,447
Goodman Group	418,372	1,991,861
Government Properties Income Trust	12,668	321,641
Gramercy Property Trust, Inc.	28,001	169,406
Hammerson PLC	172,299	1,709,684
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	5,661	81,179
Hatteras Financial Corp.	22,020	436,216
HCP, Inc.	172,703	7,146,450
Health Care REIT, Inc.	115,098	7,213,192
Healthcare Realty Trust, Inc.	22,053	560,587
Hersha Hospitality Trust	47,775	320,570

152

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Highwoods Properties, Inc.	63,904	$2,680,773
Home Properties, Inc.	27,525	1,760,499
Hospitality Properties Trust	72,181	2,194,302
Host Hotels & Resorts, Inc.	285,203	6,277,318
Hudson Pacific Properties, Inc.	13,153	333,297
ICADE	8,960	960,447
Inland Real Estate Corp.	20,387	216,714
Intu Properties PLC	213,880	1,140,853
Invesco Mortgage Capital, Inc.	27,928	484,830
Investors Real Estate Trust	25,608	235,850
iStar Financial, Inc. (I)	19,933	298,596
Japan Prime Realty Investment Corp.	191	685,543
Japan Real Estate Investment Corp.	288	1,677,521
Japan Retail Fund Investment Corp.	558	1,255,342
Keppel REIT	21,160	21,744
Kilroy Realty Corp.	39,611	2,466,973
Kimco Realty Corp.	154,602	3,552,754
Kite Realty Group Trust	31,152	191,273
Klepierre	24,085	1,227,215
Land Securities Group PLC	190,812	3,381,090
LaSalle Hotel Properties	81,932	2,891,380
Lexington Realty Trust	47,357	521,401
Liberty Property Trust	71,764	2,722,009
LTC Properties, Inc.	8,201	320,167
Mack-Cali Realty Corp.	63,182	1,357,149
Medical Properties Trust, Inc.	39,907	528,369
Mid-America Apartment Communities, Inc.	36,169	2,642,145
Mirvac Group	893,746	1,504,012
Monmouth Real Estate
Investment Corp., Class A	14,331	143,883
National Health Investments, Inc.	7,678	480,336
National Retail Properties, Inc.	59,927	2,228,685
New Residential Investment Corp.	64,999	409,494
New York Mortgage Trust, Inc.	21,488	167,821
New York REIT, Inc. (I)	40,245	445,110
Nippon Building Fund, Inc.	335	1,958,710
Nippon Prologis REIT, Inc.	320	746,284
Omega Healthcare Investors, Inc.	61,034	2,249,713
One Liberty Properties, Inc.	3,407	72,705
Owens Realty Mortgage, Inc.	3,339	64,944
Parkway Properties, Inc.	16,807	347,065
Pebblebrook Hotel Trust	15,019	555,102
Pennsylvania Real Estate Investment Trust	16,207	305,016
PennyMac Mortgage Investment Trust	17,059	374,274
Physicians Realty Trust	8,621	124,056
Plum Creek Timber Company, Inc.	66,714	3,008,801
Potlatch Corp.	29,093	1,204,450
Prologis, Inc.	188,245	7,734,987
PS Business Parks, Inc.	4,481	374,119
Public Storage	54,663	9,366,505
QTS Realty Trust, Inc., Class A	2,904	83,142
RAIT Financial Trust	19,703	162,944
Ramco-Gershenson Properties Trust	15,864	263,660
Rayonier, Inc.	60,997	2,168,443
Realty Income Corp.	107,135	4,758,937
Redwood Trust, Inc.	19,308	375,927
Regency Centers Corp.	44,546	2,480,321
Resource Capital Corp.	29,933	168,523
Retail Opportunity Investments Corp.	17,646	277,572
Rexford Industrial Realty, Inc.	7,847	111,741
RLJ Lodging Trust	30,218	872,998
Rouse Properties, Inc.	8,835	151,167
Ryman Hospitality Properties	10,009	481,933

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Sabra Health Care REIT, Inc.	11,008	$316,040
Saul Centers, Inc.	2,417	117,466
Scentre Group (I)	1,227,197	3,702,993
Segro PLC	179,440	1,059,296
Select Income REIT	8,286	245,597
Senior Housing Properties Trust	98,950	2,403,496
Silver Bay Realty Trust Corp.	9,089	148,332
Simon Property Group, Inc.	117,107	19,472,552
SL Green Realty Corp.	46,209	5,055,727
Sovran Self Storage, Inc.	7,526	581,384
STAG Industrial, Inc.	12,009	288,336
Starwood Waypoint Residential Trust (I)	9,043	237,017
Stockland	563,459	2,060,828
Strategic Hotels & Resorts, Inc. (I)	57,956	678,665
Summit Hotel Properties, Inc.	20,110	213,166
Sun Communities, Inc.	9,617	479,311
Sunstone Hotel Investors, Inc.	42,439	633,614
Taubman Centers, Inc.	30,455	2,308,794
Terreno Realty Corp.	8,222	158,931
The Geo Group, Inc.	16,695	596,512
The GPT Group	409,053	1,481,414
The Link REIT	559,404	3,011,701
The Macerich Company	52,981	3,536,482
UDR, Inc.	121,303	3,472,905
Unibail-Rodamco SE	770	224,078
Unibail-Rodamco SE	22,782	6,629,795
United Urban Investment Corp.	604	975,120
Universal Health Realty Income Trust	3,095	134,571
Urstadt Biddle Properties, Inc., Class A	6,177	128,976
Ventas, Inc.	110,950	7,111,895
Vornado Realty Trust	65,681	7,010,133
Washington Prime Group, Inc. (I)	75,359	1,412,228
Washington Real Estate Investment Trust	15,133	393,155
Weingarten Realty Investors	54,127	1,777,531
Western Asset Mortgage Capital Corp.	9,755	138,228
Westfield Corp. (I)	478,155	3,133,966
Weyerhaeuser Company	220,495	7,296,180
Whitestone REIT	6,065	90,429
Winthrop Realty Trust	9,035	138,687
		286,126,801
Real Estate Management & Development - 0.6%
Aeon Mall Company, Ltd.	27,331	720,633
Alexander & Baldwin, Inc.	32,070	1,329,302
Altisource Asset Management Corp. (I)	333	240,779
Altisource Portfolio Solutions SA (I)	3,407	390,374
AV Homes, Inc. (I)	3,213	52,533
CapitaLand, Ltd.	619,684	1,591,378
CapitaMalls Asia, Ltd.	314,093	591,963
CBRE Group, Inc., Class A (I)	105,044	3,365,610
Cheung Kong Holdings, Ltd.	336,516	5,966,004
City Developments, Ltd.	98,813	811,791
Consolidated-Tomoka Land Company	1,240	56,916
Daito Trust Construction Company, Ltd.	17,560	2,064,864
Daiwa House Industry Company, Ltd.	143,906	2,983,261
Deutsche Wohnen AG	69,197	1,490,546
Forestar Group, Inc. (I)	8,291	158,275
Global Logistic Properties, Ltd.	748,286	1,621,714
Hang Lung Properties, Ltd.	542,313	1,672,402
Henderson Land Development Company, Ltd.	251,510	1,473,605
Hulic Company, Ltd.	58,769	775,143
Hysan Development Company, Ltd.	154,279	724,577
IMMOFINANZ AG (I)	231,833	818,560
Jones Lang LaSalle, Inc.	21,470	2,713,593

153

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real Estate Management & Development (continued)
Kennedy-Wilson Holdings, Inc.	16,867	$452,373
Keppel Land, Ltd.	168,229	456,325
Kerry Properties, Ltd.	154,555	540,230
Lend Lease Corp.	132,623	1,639,547
Mitsubishi Estate Company, Ltd.	303,124	7,488,830
Mitsui Fudosan Company, Ltd.	202,826	6,845,227
New World Development Company, Ltd.	1,248,569	1,421,366
Nomura Real Estate Holdings, Inc.	30,163	571,308
NTT Urban Development Corp.	28,100	316,454
RE/MAX Holdings, Inc., Class A	2,772	82,023
Sino Land Company, Ltd.	723,722	1,187,598
Sumitomo Realty &
Development Company, Ltd.	86,483	3,715,010
Sun Hung Kai Properties, Ltd.	392,977	5,397,505
Swire Pacific, Ltd., Class A	153,377	1,886,825
Swire Properties, Ltd.	283,291	827,904
Swiss Prime Site AG (I)	14,101	1,168,011
Tejon Ranch Company (I)	3,350	107,837
The St. Joe Company (I)	14,712	374,126
Tokyo Tatemono Company, Ltd.	99,580	922,346
Tokyu Fudosan Holdings Corp.	117,581	928,069
UOL Group, Ltd.	112,945	591,202
Wharf Holdings, Ltd.	366,963	2,651,904
Wheelock and Company, Ltd.	221,456	931,638
		72,117,481
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	60,110	808,480
Bank Mutual Corp.	13,653	79,187
BankFinancial Corp.	5,462	60,956
Beneficial Mutual Bancorp, Inc. (I)	6,832	92,642
Berkshire Hills Bancorp, Inc.	6,339	147,192
BofI Holding, Inc. (I)	3,340	245,390
Brookline Bancorp, Inc.	17,193	161,098
Capitol Federal Financial, Inc.	31,753	386,116
Charter Financial Corp.	6,575	72,983
Clifton Bancorp, Inc.	6,825	86,473
Dime Community Bancshares, Inc.	8,280	130,741
ESB Financial Corp.	4,328	56,004
Essent Group, Ltd. (I)	9,657	194,009
EverBank Financial Corp.	20,551	414,308
Federal Agricultural Mortgage Corp., Class C	2,485	77,234
First Defiance Financial Corp.	2,904	83,345
Flagstar Bancorp, Inc. (I)	4,935	89,324
Fox Chase Bancorp, Inc.	4,093	69,008
Franklin Financial Corp. (I)	2,866	62,192
Home Loan Servicing Solutions, Ltd. (L)	16,591	377,113
HomeStreet, Inc.	3,760	69,071
Hudson City Bancorp, Inc.	181,487	1,784,017
Ladder Capital Corp., Class A (I)	3,545	64,058
Meridian Interstate Bancorp, Inc. (I)	2,090	53,671
Meta Financial Group, Inc.	1,813	72,520
MGIC Investment Corp. (I)	79,332	733,028
New York Community Bancorp, Inc. (L)	213,317	3,408,806
NMI Holdings, Inc., Class A (I)	12,333	129,497
Northfield Bancorp, Inc.	12,675	166,169
Northwest Bancshares, Inc.	22,695	307,971
OceanFirst Financial Corp.	3,713	61,487
Oritani Financial Corp.	11,826	182,002
PennyMac Financial Services, Inc. (I)	3,400	51,646
People’s United Financial, Inc. (L)	118,445	1,796,811
Provident Financial Services, Inc.	13,878	240,367
Radian Group, Inc. (L)	44,679	661,696
Stonegate Mortgage Corp. (I)	3,690	51,476

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Territorial Bancorp, Inc.	2,689	$56,146
Tree.com, Inc. (I)	1,823	53,122
TrustCo Bank Corp.	23,333	155,864
United Community Financial Corp. (I)	13,971	57,700
United Financial Bancorp, Inc.	12,719	172,342
Walker & Dunlop, Inc. (I)	4,729	66,726
Washington Federal, Inc.	72,439	1,624,807
Waterstone Financial, Inc.	8,462	96,551
WSFS Financial Corp.	2,208	162,663
		15,974,009
		2,151,586,373
Health Care - 11.7%
Biotechnology - 1.7%
ACADIA Pharmaceuticals, Inc. (I) (L)	18,630	420,852
Acceleron Pharma, Inc. (I) (L)	3,975	135,031
Achillion Pharmaceuticals, Inc. (I) (L)	23,517	178,024
Acorda Therapeutics, Inc. (I)	9,840	331,706
Actelion, Ltd. (I)	24,758	3,133,611
Aegerion Pharmaceuticals, Inc. (I) (L)	6,860	220,137
Agenus, Inc. (I)	16,266	52,377
Agios Pharmaceuticals, Inc. (I)	3,226	147,815
Akebia Therapeutics, Inc. (I)	1,988	55,247
Alexion Pharmaceuticals, Inc. (I)	74,561	11,650,156
AMAG Pharmaceuticals, Inc. (I)	5,410	112,095
Amgen, Inc.	285,372	33,779,484
Anacor Pharmaceuticals, Inc. (I) (L)	7,895	139,978
Applied Genetic Technologies Corp. (I)	1,414	32,663
Arena Pharmaceuticals, Inc. (I) (L)	51,854	303,864
ARIAD Pharmaceuticals, Inc. (I)	38,980	248,303
Array BioPharma, Inc. (I) (L)	30,516	139,153
Arrowhead Research Corp. (I)	12,341	176,600
BioCryst Pharmaceuticals, Inc. (I)	16,709	213,040
Biogen Idec, Inc. (I)	89,414	28,193,128
BioTime, Inc. (I) (L)	14,495	44,210
Bluebird Bio, Inc. (I)	4,606	177,653
Cara Therapeutics, Inc. (I) (L)	1,456	24,781
Celgene Corp. (I)	301,872	25,924,767
Celldex Therapeutics, Inc. (I) (L)	21,064	343,764
Cepheid, Inc. (I)	16,304	781,614
Chelsea Therapeutics International Ltd. (I) (L)	19,199	1,536
ChemoCentryx, Inc. (I) (L)	6,781	39,669
Chimerix, Inc. (I)	6,452	141,557
Clovis Oncology, Inc. (I)	5,858	242,580
CSL, Ltd.	117,249	7,360,065
CTI BioPharma Corp. (I) (L)	31,948	89,774
Cubist Pharmaceuticals, Inc. (I)	36,659	2,559,531
Cytokinetics, Inc. (I)	8,634	41,271
Cytori Therapeutics, Inc. (I) (L)	16,976	40,573
CytRx Corp. (I)	14,089	58,892
Dendreon Corp. (I) (L)	37,383	85,981
Durata Therapeutics, Inc. (I)	3,940	67,098
Dyax Corp. (I)	32,123	308,381
Dynavax Technologies Corp. (I)	65,129	104,206
Emergent Biosolutions, Inc. (I)	6,950	156,097
Enanta Pharmaceuticals, Inc. (I) (L)	2,525	108,752
Epizyme, Inc. (I) (L)	3,121	97,126
Exact Sciences Corp. (I) (L)	19,543	332,817
Exelixis, Inc. (I) (L)	46,331	157,062
Five Prime Therapeutics, Inc. (I)	4,362	67,829
Foundation Medicine, Inc. (I)	3,438	92,688
Galectin Therapeutics, Inc. (I)	4,622	63,830
Galena Biopharma, Inc. (I) (L)	27,799	85,065

154

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Genocea Biosciences, Inc. (I)	1,056	$19,800
Genomic Health, Inc. (I) (L)	4,053	111,052
Geron Corp. (I) (L)	38,520	123,649
Gilead Sciences, Inc. (I)	578,881	47,995,024
Grifols SA	36,114	1,973,267
Halozyme Therapeutics, Inc. (I) (L)	24,633	243,374
Heron Therapeutics, Inc. (I)	5,269	64,914
Hyperion Therapeutics, Inc. (I) (L)	3,346	87,331
Idenix Pharmaceuticals, Inc. (I) (L)	27,645	666,245
Idera Pharmaceuticals, Inc. (I)	15,651	45,388
ImmunoGen, Inc. (I) (L)	20,648	244,679
Immunomedics, Inc. (I) (L)	21,028	76,752
Infinity Pharmaceuticals, Inc. (I)	11,621	148,052
Inovio Pharmaceuticals, Inc. (I)	14,328	154,886
Insmed, Inc. (I)	9,403	187,872
Insys Therapeutics, Inc. (I) (L)	2,433	75,983
InterMune, Inc. (I)	23,169	1,022,911
Intrexon Corp. (I) (L)	8,436	211,997
Ironwood Pharmaceuticals, Inc. (I)	28,234	432,827
Isis Pharmaceuticals, Inc. (I) (L)	27,539	948,719
Karyopharm Therapeutics, Inc. (I) (L)	2,974	138,440
Keryx Biopharmaceuticals, Inc. (I) (L)	21,527	331,085
Kindred Biosciences, Inc. (I) (L)	2,477	46,171
Kythera Biopharmaceuticals, Inc. (I) (L)	4,228	162,228
Lexicon Pharmaceuticals, Inc. (I) (L)	56,481	90,934
Ligand Pharmaceuticals, Inc. (I)	4,883	304,162
MacroGenics, Inc. (I)	4,835	105,065
MannKind Corp. (I) (L)	53,553	588,547
Merrimack Pharmaceuticals, Inc. (I) (L)	23,596	172,015
MiMedx Group, Inc. (I) (L)	21,715	153,959
Mirati Therapeutics, Inc. (I)	1,994	39,880
Momenta Pharmaceuticals, Inc. (I)	11,631	140,502
Nanoviricides, Inc. (I)	11,090	46,578
Navidea Biopharmaceuticals, Inc. (I) (L)	39,732	58,803
Neostem, Inc. (I)	6,800	44,336
Neurocrine Biosciences, Inc. (I)	17,907	265,740
NewLink Genetics Corp. (I) (L)	4,781	126,936
Northwest Biotherapeutics, Inc. (I)	8,879	59,578
Novavax, Inc. (I) (L)	49,633	229,304
NPS Pharmaceuticals, Inc. (I)	24,947	824,498
OncoMed Pharmaceuticals, Inc. (I)	3,108	72,416
Oncothyreon, Inc. (I)	18,620	60,329
Ophthotech Corp. (I)	3,303	139,750
OPKO Health, Inc. (I) (L)	46,398	410,158
Orexigen Therapeutics, Inc. (I) (L)	27,089	167,410
Organovo Holdings, Inc. (I)	15,049	125,659
Osiris Therapeutics, Inc. (I) (L)	4,738	74,008
PDL BioPharma, Inc. (L)	37,779	365,701
Peregrine Pharmaceuticals, Inc. (I) (L)	41,914	78,798
Portola Pharmaceuticals, Inc. (I)	8,748	255,267
Progenics Pharmaceuticals, Inc. (I)	16,543	71,300
Prothena Corp. PLC (I)	5,338	120,372
PTC Therapeutics, Inc. (I)	5,332	139,378
Puma Biotechnology, Inc. (I)	5,475	361,350
Raptor Pharmaceutical Corp. (I) (L)	14,673	169,473
Receptos, Inc. (I)	3,702	157,705
Regeneron Pharmaceuticals, Inc. (I)	30,041	8,485,681
Repligen Corp. (I)	7,718	175,893
Retrophin, Inc. (I) (L)	5,336	62,645
Rigel Pharmaceuticals, Inc. (I)	22,116	80,281
Sangamo BioSciences, Inc. (I)	16,133	246,351
Sarepta Therapeutics, Inc. (I) (L)	9,605	286,133
Spectrum Pharmaceuticals, Inc. (I) (L)	15,199	123,568

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Stemline Therapeutics, Inc. (I)	3,174	$46,563
Sunesis Pharmaceuticals, Inc. (I) (L)	12,350	80,522
Synageva BioPharma Corp. (I) (L)	5,033	527,458
Synergy Pharmaceuticals, Inc. (I) (L)	23,354	95,051
Synta Pharmaceuticals Corp. (I) (L)	14,749	60,323
TESARO, Inc. (I)	4,645	144,506
TG Therapeutics, Inc. (I) (L)	6,039	56,706
Threshold Pharmaceuticals, Inc. (I)	12,433	49,235
Trius Therapeutics, Inc. (I) (L)	10,492	1,154
Ultragenyx Pharmaceutical, Inc. (I) (L)	1,553	69,714
United Therapeutics Corp. (I)	21,295	1,884,395
Vanda Pharmaceuticals, Inc. (I) (L)	8,064	130,476
Verastem, Inc. (I) (L)	5,782	52,385
Versartis, Inc. (I)	1,797	50,388
Vertex Pharmaceuticals, Inc. (I)	89,015	8,427,940
XOMA Corp. (I)	20,457	93,898
ZIOPHARM Oncology, Inc. (I) (L)	19,167	77,243
		202,103,499
Health Care Equipment & Supplies - 1.7%
Abaxis, Inc.	5,253	232,760
Abbott Laboratories	566,183	23,156,885
ABIOMED, Inc. (I) (L)	9,322	234,355
Accuray, Inc. (I) (L)	18,001	158,409
Align Technology, Inc. (I)	34,593	1,938,592
Analogic Corp.	2,890	226,114
AngioDynamics, Inc. (I)	5,962	97,359
Anika Therapeutics, Inc. (I)	3,448	159,746
Antares Pharma, Inc. (I) (L)	28,159	75,185
AtriCure, Inc. (I)	6,760	124,249
Atrion Corp.	371	120,946
Baxter International, Inc.	204,553	14,789,182
Becton, Dickinson and Company	72,846	8,617,682
Boston Scientific Corp. (I)	498,455	6,365,270
C.R. Bard, Inc.	28,752	4,111,824
Cantel Medical Corp.	7,915	289,847
Cardiovascular Systems, Inc. (I)	6,649	207,183
CareFusion Corp. (I)	78,117	3,464,489
Cerus Corp. (I) (L)	17,802	73,878
Cochlear, Ltd.	13,844	805,942
Coloplast A/S	26,929	2,436,673
CONMED Corp.	6,299	278,101
Covidien PLC	169,975	15,328,346
CryoLife, Inc.	7,253	64,914
Cyberonics, Inc. (I)	6,289	392,811
Cynosure, Inc., Class A (I)	5,357	113,836
DENTSPLY International, Inc.	53,508	2,533,604
Derma Sciences, Inc. (I)	5,314	61,430
DexCom, Inc. (I)	17,566	696,668
Edwards Lifesciences Corp. (I)	39,758	3,412,827
Elekta AB, B Shares (L)	89,319	1,134,432
Endologix, Inc. (I)	14,979	227,831
Essilor International SA	49,418	5,237,119
Exactech, Inc. (I)	2,491	62,848
GenMark Diagnostics, Inc. (I) (L)	10,134	137,113
Getinge AB, B Shares	48,505	1,270,123
Globus Medical, Inc., Class A (I)	15,330	366,694
Greatbatch, Inc. (I)	5,787	283,910
Haemonetics Corp. (I)	12,077	426,077
HeartWare International, Inc. (I)	4,002	354,177
Hill-Rom Holdings, Inc.	27,719	1,150,616
Hologic, Inc. (I)	133,924	3,394,973
ICU Medical, Inc. (I)	3,133	190,518
IDEXX Laboratories, Inc. (I)	24,894	3,325,092

155

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Insulet Corp. (I)	13,012	$516,186
Integra LifeSciences Holdings Corp. (I)	5,832	274,454
Intuitive Surgical, Inc. (I)	14,474	5,960,393
Invacare Corp.	7,587	139,373
LDR Holding Corp. (I)	4,008	100,240
Masimo Corp. (I)	11,360	268,096
Medtronic, Inc.	376,627	24,013,738
Meridian Bioscience, Inc. (L)	9,778	201,818
Merit Medical Systems, Inc. (I)	10,519	158,837
Natus Medical, Inc. (I)	7,583	190,637
Neogen Corp. (I)	8,579	347,192
NuVasive, Inc. (I)	10,943	389,243
NxStage Medical, Inc. (I)	14,500	208,365
Olympus Corp. (I)	58,102	1,999,076
OraSure Technologies, Inc. (I)	13,814	118,939
Orthofix International NV (I)	4,350	157,688
Oxford Immunotec Global PLC (I)	3,474	58,467
PhotoMedex, Inc. (I) (L)	3,750	45,938
Quidel Corp. (I) (L)	6,642	146,855
ResMed, Inc. (L)	67,604	3,422,791
Rockwell Medical Technologies, Inc. (I) (L)	9,585	114,924
RTI Surgical, Inc. (I)	14,639	63,680
Sirona Dental Systems, Inc. (I) (L)	26,671	2,199,291
Smith & Nephew PLC	216,500	3,831,612
Sonova Holding AG	13,018	1,984,756
Spectranetics Corp. (I)	9,732	222,668
St. Jude Medical, Inc.	107,143	7,419,653
STAAR Surgical Company (I)	9,204	154,627
STERIS Corp.	42,104	2,251,722
Stryker Corp.	111,479	9,399,909
SurModics, Inc. (I)	3,770	80,753
Symmetry Medical, Inc. (I)	9,631	85,331
Sysmex Corp.	35,179	1,322,776
Teleflex, Inc.	19,885	2,099,856
Terumo Corp.	73,617	1,649,231
The Cooper Companies, Inc.	23,089	3,129,252
Thoratec Corp. (I)	40,604	1,415,455
Tornier NV (I)	8,373	195,761
Transenterix, Inc. (I)	7,682	38,717
Unilife Corp. (I) (L)	25,608	75,800
Utah Medical Products, Inc.	1,136	58,436
Varian Medical Systems, Inc. (I)	39,187	3,258,007
Vascular Solutions, Inc. (I)	4,238	94,041
Volcano Corp. (I)	12,227	215,317
West Pharmaceutical Services, Inc.	16,523	696,940
William Demant Holdings A/S (I)	5,312	482,376
Wright Medical Group, Inc. (I)	11,703	367,474
Zeltiq Aesthetics, Inc. (I)	7,102	107,879
Zimmer Holdings, Inc.	63,263	6,570,495
		196,435,695
Health Care Providers & Services - 1.6%
Acadia Healthcare Company, Inc. (I)	8,541	388,616
Aetna, Inc.	134,726	10,923,584
Air Methods Corp. (I) (L)	9,174	473,837
Alfresa Holdings Corp.	10,452	673,869
Alliance HealthCare Services, Inc. (I)	1,339	36,153
Almost Family, Inc. (I)	2,188	48,311
Amedisys, Inc. (I) (L)	6,625	110,903
AmerisourceBergen Corp.	85,130	6,185,546
AMN Healthcare Services, Inc. (I)	10,976	135,005
Amsurg Corp. (I)	7,629	347,654
Bio-Reference Labs, Inc. (I)	5,744	173,584
BioScrip, Inc. (I)	16,368	136,509

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
BioTelemetry, Inc. (I)	6,747	$48,376
Capital Senior Living Corp. (I)	6,816	162,493
Cardinal Health, Inc.	128,239	8,792,066
Celesio AG	12,052	428,566
Chemed Corp. (L)	3,989	373,849
Chindex International, Inc. (I)	3,496	82,820
Cigna Corp.	101,274	9,314,170
Community Health Systems, Inc. (I)	55,894	2,535,911
Corvel Corp. (I)	2,641	119,320
Cross Country Healthcare, Inc. (I)	7,924	51,664
DaVita HealthCare Partners, Inc. (I)	66,996	4,845,151
Emeritus Corp. (I)	8,850	280,103
ExamWorks Group, Inc. (I)	8,157	258,822
Express Scripts Holding Company (I)	291,374	20,200,959
Five Star Quality Care, Inc. (I)	11,247	56,347
Fresenius Medical Care AG &
Company KGaA	52,417	3,526,682
Fresenius SE & Company KGaA	30,492	4,547,442
Gentiva Health Services, Inc. (I)	7,669	115,495
Hanger, Inc. (I)	8,260	259,777
Health Net, Inc. (I)	38,601	1,603,486
HealthSouth Corp.	20,293	727,910
Healthways, Inc. (I) (L)	7,481	131,217
Henry Schein, Inc. (I)	41,220	4,891,577
Humana, Inc.	58,342	7,451,440
IPC The Hospitalist Company, Inc. (I)	3,990	176,438
Kindred Healthcare, Inc.	12,765	294,872
Laboratory Corp. of America Holdings (I)	31,951	3,271,782
Landauer, Inc.	2,334	98,028
LHC Group, Inc. (I)	3,022	64,580
LifePoint Hospitals, Inc. (I)	21,572	1,339,621
Magellan Health Services, Inc. (I)	6,297	391,925
McKesson Corp.	86,916	16,184,628
Medipal Holdings Corp.	32,665	463,118
MEDNAX, Inc. (I)	48,002	2,791,316
Miraca Holdings, Inc.	13,417	650,242
Molina Healthcare, Inc. (I)	6,973	311,205
MWI Veterinary Supply, Inc. (I)	3,018	428,526
National Healthcare Corp.	2,372	133,520
Omnicare, Inc.	48,140	3,204,680
Owens & Minor, Inc. (L)	44,738	1,520,197
Patterson Companies, Inc.	30,183	1,192,530
PharMerica Corp. (I)	6,999	200,101
Quest Diagnostics, Inc. (L)	54,432	3,194,614
RadNet, Inc. (I)	8,434	55,917
Ramsay Health Care, Ltd.	31,835	1,367,347
Ryman Healthcare, Ltd.	92,278	690,798
Select Medical Holdings Corp.	18,402	287,071
Skilled Healthcare Group, Inc., Class A (I)	6,527	41,055
Sonic Healthcare, Ltd.	92,310	1,510,022
Surgical Care Affiliates, Inc. (I)	2,916	84,797
Suzuken Company, Ltd.	17,135	638,295
Team Health Holdings, Inc. (I)	16,419	819,965
Tenet Healthcare Corp. (I)	37,017	1,737,578
The Ensign Group, Inc.	4,693	145,858
The Providence Service Corp. (I)	2,796	102,306
Triple-S Management Corp., Class B (I)	6,018	107,903
UnitedHealth Group, Inc.	369,374	30,196,325
Universal American Corp.	9,661	80,476
Universal Health Services, Inc., Class B	43,292	4,145,642
US Physical Therapy, Inc.	3,094	105,784
VCA Antech, Inc. (I)	42,575	1,493,957
WellCare Health Plans, Inc. (I)	31,297	2,336,634

156

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
WellPoint, Inc.	105,421	$11,344,354
		183,643,221
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (I)	76,880	1,233,924
Castlight Health, Inc., B Shares (I)	3,492	53,078
Cerner Corp. (I)	111,291	5,740,390
Computer Programs & Systems, Inc.	2,673	170,003
HealthStream, Inc. (I)	4,925	119,678
HMS Holdings Corp. (I)	62,775	1,281,238
M3, Inc.	47,943	763,307
MedAssets, Inc. (I)	14,381	328,462
Medidata Solutions, Inc. (I)	12,703	543,815
Merge Healthcare, Inc. (I)	17,769	40,336
Omnicell, Inc. (I)	8,458	242,829
Quality Systems, Inc.	11,891	190,851
Vocera Communications, Inc. (I)	5,548	73,234
		10,781,145
Life Sciences Tools & Services - 0.4%
Accelerate Diagnostics, Inc. (I)	5,445	141,570
Affymetrix, Inc. (I) (L)	16,950	151,025
Agilent Technologies, Inc.	125,605	7,214,751
Albany Molecular Research, Inc. (I)	5,729	115,267
Bio-Rad Laboratories, Inc., Class A (I)	9,691	1,160,110
Cambrex Corp. (I)	7,268	150,448
Charles River
Laboratories International, Inc. (I)	23,719	1,269,441
Covance, Inc. (I)	27,775	2,376,985
Enzo Biochem, Inc. (I)	9,225	48,431
Fluidigm Corp. (I)	6,658	195,745
Furiex Pharmaceuticals, Inc. (I)	1,660	176,259
Lonza Group AG (I)	12,814	1,393,503
Luminex Corp. (I)	8,939	153,304
Mettler-Toledo International, Inc. (I)	14,179	3,589,839
NanoString Technologies, Inc. (I)	2,839	42,443
Pacific Biosciences of California, Inc. (I) (L)	14,069	86,946
PAREXEL International Corp. (I)	13,276	701,504
PerkinElmer, Inc.	42,884	2,008,687
QIAGEN NV (I)	58,091	1,404,939
Sequenom, Inc. (I) (L)	27,680	107,122
Techne Corp.	16,022	1,483,157
Thermo Fisher Scientific, Inc.	150,381	17,744,958
Waters Corp. (I)	31,956	3,337,485
		45,053,919
Pharmaceuticals - 6.2%
AbbVie, Inc.	599,372	33,828,556
AcelRx Pharmaceuticals, Inc. (I) (L)	5,768	59,122
Actavis PLC (I)	95,646	14,666,207
Aerie Pharmaceuticals, Inc. (I) (L)	2,663	65,963
Akorn, Inc. (I)	14,657	487,345
Allergan, Inc.	112,161	18,979,884
Ampio Pharmaceuticals, Inc. (I) (L)	9,824	82,030
ANI Pharmaceuticals, Inc. (I)	1,757	60,511
Aratana Therapeutics, Inc. (I)	6,115	95,455
Astellas Pharma, Inc.	525,847	6,915,185
AstraZeneca PLC	305,476	22,726,690
Auxilium Pharmaceuticals, Inc. (I) (L)	11,733	235,364
AVANIR Pharmaceuticals, Inc., Class A (I)	37,984	214,230
Bayer AG	200,339	28,262,449
Bio-Path Holdings, Inc. (I)	19,061	58,136
BioDelivery Sciences International, Inc. (I) (L)	10,165	122,692
Bristol-Myers Squibb Company	624,662	30,302,354

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Cempra, Inc. (I) (L)	5,956	$63,908
Chugai Pharmaceutical Company, Ltd.	54,234	1,529,216
Daiichi Sankyo Company, Ltd.	154,611	2,889,948
Dainippon Sumitomo Pharma Company, Ltd.	38,692	445,288
Depomed, Inc. (I)	13,644	189,652
Eisai Company, Ltd.	61,068	2,562,737
Eli Lilly & Company	371,358	23,087,327
Endo International PLC (I)	67,712	4,741,194
Endocyte, Inc. (I) (L)	8,554	56,371
Forest Laboratories, Inc. (I)	90,420	8,951,580
Forest Laboratories, Inc. (I)	4,082	0
GlaxoSmithKline PLC	1,177,112	31,340,818
Hisamitsu Pharmaceutical Company, Inc.	13,484	602,965
Horizon Pharma, Inc. (I) (L)	15,444	244,324
Hospira, Inc. (I)	62,988	3,235,694
Impax Laboratories, Inc. (I)	16,355	490,486
Intra-Cellular Therapies, Inc. (I)	4,232	71,352
Johnson & Johnson	1,066,484	111,575,556
Kyowa Hakko Kogyo Company, Ltd.	55,859	756,801
Lannett Company, Inc. (I)	6,070	301,193
Mallinckrodt PLC (I) (L)	28,063	2,245,601
Merck & Company, Inc.	1,101,605	63,727,849
Merck KGaA	31,314	2,715,447
Mitsubishi Tanabe Pharma Corp.	53,934	807,341
Mylan, Inc. (I)	140,865	7,262,999
Nektar Therapeutics (I)	29,916	383,523
Novartis AG	557,278	50,466,177
Novo Nordisk A/S, Class B	482,466	22,267,232
Omeros Corp. (I) (L)	8,306	144,524
Ono Pharmaceutical Company, Ltd.	19,983	1,755,691
Orion OYJ, Class B	24,010	894,919
Otsuka Holdings Company, Ltd.	94,615	2,934,021
Pacira Pharmaceuticals, Inc. (I) (L)	8,379	769,695
Pain Therapeutics, Inc. (I)	9,984	57,408
Pernix Therapeutics Holdings (I)	8,267	74,238
Perrigo Company PLC	50,433	7,351,114
Pfizer, Inc.	2,404,466	71,364,551
Phibro Animal Health Corp. (I)	4,037	88,612
POZEN, Inc. (I)	6,937	57,785
Prestige Brands Holdings, Inc. (I)	12,162	412,170
Relypsa, Inc. (I)	4,062	98,788
Repros Therapeutics, Inc. (I)	5,770	99,821
Revance Therapeutics, Inc. (I) (L)	1,699	57,766
Roche Holding AG	170,206	50,714,036
Sagent Pharmaceuticals, Inc. (I)	5,206	134,627
Salix Pharmaceuticals, Ltd. (I)	30,555	3,768,959
Sanofi	288,755	30,691,621
Santen Pharmaceutical Company, Ltd.	17,998	1,013,918
SciClone Pharmaceuticals, Inc. (I)	14,282	75,123
Shionogi & Company, Ltd.	72,311	1,510,331
Shire PLC	142,401	11,170,365
Supernus Pharmaceuticals, Inc. (I)	7,378	80,789
Taisho Pharmaceutical
Holdings Company, Ltd.	7,616	555,551
Takeda Pharmaceutical Company, Ltd.	191,316	8,879,500
Tetraphase Pharmaceuticals, Inc. (I)	5,783	78,013
Teva Pharmaceutical Industries, Ltd.	206,981	10,873,321
The Medicines Company (I)	15,127	439,591
TherapeuticsMD, Inc. (I) (L)	24,309	107,446
Theravance Biopharma, Inc. (I)	5,369	171,164
Theravance, Inc. (I)	19,357	576,451
UCB SA	27,415	2,319,367
Vivus, Inc. (I) (L)	21,497	114,364

157

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
XenoPort, Inc. (I)	14,264	$68,895
Zoetis, Inc.	188,801	6,092,608
Zogenix, Inc. (I)	31,096	62,503
		715,834,398
		1,353,851,877
Industrials - 11.3%
Aerospace & Defense - 2.0%
AAR Corp.	9,199	253,524
Aerovironment, Inc. (I)	4,514	143,545
Airbus Group NV	142,306	9,541,333
Alliant Techsystems, Inc.	15,354	2,056,208
American Science & Engineering, Inc.	1,898	132,082
Astronics Corp. (I)	3,751	211,744
B/E Aerospace, Inc. (I)	47,661	4,408,166
BAE Systems PLC	770,916	5,709,966
Cobham PLC	275,743	1,473,189
Cubic Corp.	4,886	217,476
Curtiss-Wright Corp.	11,279	739,451
DigitalGlobe, Inc. (I)	17,613	489,641
Ducommun, Inc. (I)	2,868	74,941
Engility Holdings, Inc. (I)	4,176	159,774
Esterline Technologies Corp. (I)	22,722	2,615,757
Exelis, Inc.	91,431	1,552,498
Finmeccanica SpA (I)	97,993	930,536
GenCorp, Inc. (I) (L)	14,037	268,107
General Dynamics Corp.	122,785	14,310,592
HEICO Corp.	15,568	808,602
Honeywell International, Inc.	295,212	27,439,955
Huntington Ingalls Industries, Inc.	23,906	2,261,269
Kratos Defense & Security Solutions, Inc. (I)	11,306	88,187
L-3 Communications Holdings, Inc.	32,487	3,922,805
LMI Aerospace, Inc. (I) (L)	2,984	39,031
Lockheed Martin Corp.	100,508	16,154,651
Meggitt PLC	193,222	1,672,926
Moog, Inc., Class A (I)	10,335	753,318
National Presto Industries, Inc. (L)	1,256	91,487
Northrop Grumman Corp.	80,708	9,655,098
Orbital Sciences Corp. (I)	14,193	419,403
Precision Castparts Corp.	54,569	13,773,216
Raytheon Company	117,944	10,880,334
Rockwell Collins, Inc.	51,072	3,990,766
Rolls-Royce Holdings PLC (I)	455,539	8,323,031
Safran SA	65,656	4,298,151
Singapore Technologies Engineering, Ltd.	376,452	1,148,409
Sparton Corp. (I)	2,649	73,483
Taser International, Inc. (I)	12,750	169,575
Teledyne Technologies, Inc. (I)	8,654	840,909
Textron, Inc.	105,167	4,026,844
Thales SA	22,550	1,363,472
The Boeing Company	252,897	32,176,085
The KEYW Holding Corp. (I) (L)	7,706	96,864
Triumph Group, Inc.	25,309	1,767,074
United Technologies Corp.	317,931	36,705,134
Zodiac Aerospace	45,017	1,524,158
		229,752,767
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (I)	12,749	106,709
Atlas Air Worldwide Holdings, Inc. (I)	6,021	221,874
Bollore Sa	1,292	838,165
C.H. Robinson Worldwide, Inc. (L)	55,896	3,565,606
Deutsche Post AG	234,301	8,457,073

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Air Freight & Logistics (continued)
Echo Global Logistics, Inc. (I)	5,728	$109,806
Expeditors International of Washington, Inc.	74,315	3,281,750
FedEx Corp.	104,688	15,847,669
Forward Air Corp.	7,456	356,770
Hub Group, Inc., Class A (I)	8,664	436,666
Park-Ohio Holdings Corp.	2,100	122,031
Royal Mail PLC	157,462	1,343,770
TNT Express NV	105,964	958,690
Toll Holdings, Ltd.	165,357	795,794
United Parcel Service, Inc., Class B	265,679	27,274,606
UTi Worldwide, Inc. (I)	21,556	222,889
XPO Logistics, Inc. (I)	12,312	352,369
Yamato Transport Company, Ltd.	88,093	1,826,085
		66,118,322
Airlines - 0.3%
Alaska Air Group, Inc.	33,137	3,149,672
Allegiant Travel Company	3,183	374,862
ANA Holdings, Inc.	282,495	666,684
Cathay Pacific Airways, Ltd.	286,242	534,936
Delta Air Lines, Inc.	319,591	12,374,564
Deutsche Lufthansa AG	55,807	1,198,011
easyJet PLC	39,047	911,852
Hawaiian Holdings, Inc. (I) (L)	10,774	147,712
International Consolidated
Airlines Group SA (I)	246,261	1,562,656
Japan Airlines Company, Ltd.	14,619	808,277
JetBlue Airways Corp. (I) (L)	167,412	1,816,420
Qantas Airways, Ltd. (I)	265,990	316,411
Republic Airways Holdings, Inc. (I)	11,846	128,411
Ryanair Holdings PLC, ADR (I)	7,546	421,067
Singapore Airlines, Ltd.	34,699	288,436
Singapore Airlines, Ltd.	96,728	804,969
SkyWest, Inc.	12,203	149,121
Southwest Airlines Company	260,748	7,003,691
		32,657,752
Building Products - 0.3%
AAON, Inc.	6,644	222,707
Allegion PLC	34,139	1,934,999
American Woodmark Corp. (I)	3,047	97,108
AO Smith Corp.	36,979	1,833,419
Apogee Enterprises, Inc.	6,838	238,373
Asahi Glass Company, Ltd. (L)	244,380	1,440,787
Assa Abloy AB, Series B	80,938	4,116,983
Builders FirstSource, Inc. (I)	11,106	83,073
Cie de Saint-Gobain	107,588	6,070,350
Continental Building Products, Inc. (I)	3,012	46,385
Daikin Industries, Ltd.	56,797	3,584,614
Fortune Brands Home & Security, Inc.	79,923	3,191,325
Geberit AG	9,154	3,211,163
Gibraltar Industries, Inc. (I)	7,631	118,357
Griffon Corp.	9,677	119,995
Insteel Industries, Inc.	4,386	86,185
Lennox International, Inc.	21,722	1,945,640
LIXIL Group Corp.	64,450	1,744,398
Masco Corp.	134,251	2,980,372
Masonite International Corp. (I)	6,803	382,737
NCI Building Systems, Inc. (I)	6,607	128,374
Nortek, Inc. (I) (L)	2,134	191,548
Patrick Industries, Inc. (I)	2,062	96,069
PGT, Inc. (I)	11,857	100,429
Ply Gem Holdings, Inc. (I)	5,538	55,934
Quanex Building Products Corp.	8,783	156,952

158

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Building Products (continued)
Simpson Manufacturing Company, Inc.	9,662	$351,310
TOTO, Ltd.	67,481	910,051
Trex Company, Inc. (I) (L)	7,850	226,237
Universal Forest Products, Inc.	4,760	229,765
		35,895,639
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	13,021	351,307
ACCO Brands Corp. (I)	26,669	170,948
Aggreko PLC (I)	62,038	1,751,527
ARC Document Solutions, Inc. (I)	11,422	66,933
Babcock International Group PLC	121,399	2,413,036
Brady Corp., Class A	11,245	335,888
Brambles, Ltd.	378,546	3,279,673
Casella Waste Systems, Inc., Class A (I)	10,149	50,846
Ceco Environmental Corp. (L)	5,660	88,239
Cenveo, Inc. (I) (L)	15,045	55,817
Cintas Corp.	38,055	2,418,015
Civeo Corp. (I)	73,316	1,835,099
Clean Harbors, Inc. (I)	26,659	1,712,841
Copart, Inc. (I)	54,045	1,943,458
Dai Nippon Printing Company, Ltd.	135,746	1,418,269
Deluxe Corp.	35,934	2,105,014
Edenred	49,241	1,493,181
Ennis, Inc.	6,662	101,662
G&K Services, Inc., Class A	4,626	240,876
G4S PLC	375,828	1,640,796
Healthcare Services Group, Inc.	16,523	486,437
Heritage-Crystal Clean, Inc. (I)	2,640	51,823
Herman Miller, Inc.	42,261	1,277,973
HNI Corp.	32,154	1,257,543
InnerWorkings, Inc. (I)	9,510	80,835
Interface, Inc.	15,596	293,829
Iron Mountain, Inc.	64,841	2,298,613
Kimball International, Inc., Class B	8,259	138,090
Knoll, Inc.	11,436	198,186
McGrath RentCorp.	5,979	219,728
Mobile Mini, Inc.	10,924	523,150
MSA Safety, Inc.	22,119	1,271,400
Multi-Color Corp.	3,034	121,390
Park24 Company, Ltd.	23,900	434,675
Performant Financial Corp. (I)	7,438	75,124
Pitney Bowes, Inc. (L)	76,869	2,123,122
Quad/Graphics, Inc.	6,628	148,268
R.R. Donnelley & Sons Company	97,814	1,658,925
Republic Services, Inc.	100,727	3,824,604
Rollins, Inc.	31,012	930,360
Schawk, Inc.	3,110	63,320
Secom Company, Ltd.	50,855	3,104,465
Securitas AB, Series B	75,783	898,576
Societe BIC SA	6,989	956,360
SP Plus Corp. (I)	3,934	84,148
Steelcase, Inc., Class A	19,163	289,936
Stericycle, Inc. (I)	31,933	3,781,506
Team, Inc. (I)	4,780	196,076
Tetra Tech, Inc.	15,101	415,278
The ADT Corp. (L)	65,604	2,292,204
The Brink’s Company	11,268	317,983
Toppan Printing Company, Ltd.	135,525	1,047,915
Tyco International, Ltd.	173,783	7,924,505
UniFirst Corp.	3,392	359,552
United Stationers, Inc.	9,137	378,911
US Ecology, Inc.	5,104	249,841
Viad Corp.	5,019	119,653

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Waste Connections, Inc.	59,630	$2,895,037
Waste Management, Inc.	163,082	7,294,658
West Corp.	9,056	242,701
		73,800,125
Construction & Engineering - 0.4%
ACS Actividades de Construccion
y Servicios SA	42,241	1,933,379
AECOM Technology Corp. (I)	47,792	1,538,902
Aegion Corp. (I)	8,913	207,406
Argan, Inc.	3,116	116,196
Bouygues SA	46,393	1,930,422
Chiyoda Corp.	38,942	471,966
Comfort Systems USA, Inc.	8,923	140,983
Dycom Industries, Inc. (I)	7,958	249,165
EMCOR Group, Inc.	15,501	690,260
Ferrovial SA	97,639	2,175,488
Fluor Corp.	59,949	4,610,078
Furmanite Corp. (I)	9,400	109,416
Granite Construction, Inc.	26,596	956,924
Great Lakes Dredge & Dock Corp. (I)	14,899	119,043
Hochtief AG	5,446	471,341
Jacobs Engineering Group, Inc. (I)	49,804	2,653,557
JGC Corp.	50,206	1,527,240
Kajima Corp.	204,770	905,754
KBR, Inc.	71,475	1,704,679
Koninklijke Boskalis Westinster NV	21,046	1,206,935
Layne Christensen Company (I) (L)	5,274	70,144
Leighton Holdings, Ltd.	23,863	443,076
MasTec, Inc. (I)	14,439	445,010
MYR Group, Inc. (I)	5,301	134,274
Northwest Pipe Company (I)	2,501	100,865
Obayashi Corp.	157,215	1,122,839
OCI NV (I)	20,762	810,296
Orion Marine Group, Inc. (I)	7,211	78,095
Pike Corp. (I)	6,810	61,018
Primoris Services Corp.	9,112	262,790
Quanta Services, Inc. (I)	82,032	2,836,667
Shimizu Corp.	143,129	1,014,296
Skanska AB, Series B	92,015	2,100,541
Sterling Construction Company, Inc. (I)	4,723	44,302
Taisei Corp.	248,868	1,379,264
Tutor Perini Corp. (I)	8,655	274,710
URS Corp.	33,662	1,543,403
Vinci SA	117,008	8,747,376
		45,188,100
Electrical Equipment - 0.9%
ABB, Ltd. (I)	532,788	12,259,629
Acuity Brands, Inc.	20,774	2,872,006
Alstom SA	52,352	1,901,287
AMETEK, Inc.	92,448	4,833,181
AZZ, Inc.	6,064	279,429
Capstone Turbine Corp. (I) (L)	79,370	119,849
Eaton Corp. PLC	179,685	13,868,088
Emerson Electric Company	264,491	17,551,623
Encore Wire Corp.	4,939	242,209
EnerSys, Inc.	10,818	744,170
Enphase Energy, Inc. (I)	4,344	37,141
Franklin Electric Company, Inc.	11,145	449,478
FuelCell Energy, Inc. (I) (L)	53,107	127,457
Fuji Electric Company, Ltd.	136,202	646,288
Generac Holdings, Inc. (I)	16,029	781,253
General Cable Corp.	11,231	288,187

159

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electrical Equipment (continued)
Global Power Equipment Group, Inc.	4,309	$69,633
GrafTech International, Ltd. (I)	27,442	287,043
Hubbell, Inc., Class B	26,002	3,202,146
Legrand SA	64,321	3,939,057
LSI Industries, Inc.	6,288	50,178
Mabuchi Motor Company, Ltd.	5,977	453,221
Mitsubishi Electric Corp.	468,165	5,783,118
Nidec Corp.	49,193	3,025,386
OSRAM Licht AG (I)	21,709	1,093,252
Plug Power, Inc. (I)	39,303	183,938
Polypore International, Inc. (I)	10,496	500,974
Powell Industries, Inc.	2,321	151,747
Power Solutions International, Inc. (I)	1,117	80,390
PowerSecure International, Inc. (I) (L)	5,320	51,817
Prysmian SpA	49,436	1,116,392
Regal-Beloit Corp.	21,752	1,708,837
Rockwell Automation, Inc.	52,170	6,529,597
Schneider Electric SE (I)	126,278	11,907,183
Sumitomo Electric Industries, Ltd.	182,743	2,572,557
Thermon Group Holdings, Inc. (I)	7,738	203,664
Vestas Wind Systems A/S (I)	54,279	2,738,843
		102,650,248
Industrial Conglomerates - 1.8%
3M Company	234,321	33,564,140
Carlisle Companies, Inc.	31,168	2,699,772
Danaher Corp.	226,785	17,854,783
General Electric Company	3,779,868	99,334,931
Hopewell Holdings, Ltd.	615	2,139
Hutchison Whampoa, Ltd.	516,431	7,056,338
Keppel Corp., Ltd.	350,645	3,035,348
Koninklijke Philips NV	235,070	7,460,721
NWS Holdings, Ltd.	353,599	655,037
Raven Industries, Inc.	8,654	286,794
Roper Industries, Inc.	37,608	5,491,144
Sembcorp Industries, Ltd.	238,122	1,026,082
Siemens AG	192,092	25,362,703
Smiths Group PLC	95,541	2,117,166
Toshiba Corp.	975,280	4,558,881
		210,505,979
Machinery - 2.2%
Accuride Corp. (I)	10,312	50,426
Actuant Corp., Class A	16,294	563,284
AGCO Corp.	42,035	2,363,208
Alamo Group, Inc.	1,672	90,438
Albany International Corp., Class A	6,700	254,332
Alfa Laval AB	76,214	1,962,514
Altra Industrial Motion Corp.	6,388	232,459
Amada Company, Ltd.	86,452	880,592
American Railcar Industries, Inc. (L)	2,197	148,891
Andritz AG	17,633	1,018,856
Astec Industries, Inc.	4,420	193,950
Atlas Copco AB, Series A	162,672	4,696,527
Atlas Copco AB, Series B	94,584	2,524,013
Barnes Group, Inc.	12,606	485,835
Blount International, Inc. (I)	11,913	168,092
Briggs & Stratton Corp. (L)	11,059	226,267
Caterpillar, Inc.	235,267	25,566,465
Chart Industries, Inc. (I)	7,114	588,612
CIRCOR International, Inc.	4,096	315,924
CLARCOR, Inc.	35,887	2,219,611
CNH Industrial NV	228,790	2,347,591
Columbus McKinnon Corp.	4,740	128,217

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Commercial Vehicle Group, Inc. (I)	6,980	$70,079
Crane Company	24,148	1,795,645
Cummins, Inc.	64,456	9,944,916
Deere & Company	137,058	12,410,602
Donaldson Company, Inc.	63,477	2,686,347
Douglas Dynamics, Inc.	5,707	100,557
Dover Corp.	62,754	5,707,476
Dynamic Materials Corp.	3,652	80,819
Energy Recovery, Inc. (I) (L)	10,591	52,108
EnPro Industries, Inc. (I)	5,290	387,016
ESCO Technologies, Inc.	6,288	217,816
FANUC Corp.	46,418	8,015,825
Federal Signal Corp.	14,733	215,838
Flowserve Corp.	51,750	3,847,613
FreightCar America, Inc.	3,117	78,050
GEA Group AG	44,305	2,094,482
Global Brass & Copper Holdings, Inc.	5,482	92,646
Graco, Inc.	29,362	2,292,585
Graham Corp.	2,702	94,057
Harsco Corp.	57,667	1,535,672
Hillenbrand, Inc.	14,647	477,785
Hino Motors, Ltd.	62,642	864,230
Hitachi Construction
Machinery Company, Ltd.	26,152	521,999
Hurco Companies, Inc.	2,005	56,541
Hyster-Yale Materials Handling, Inc.	2,363	209,220
IDEX Corp.	39,024	3,150,798
IHI Corp.	322,765	1,504,543
Illinois Tool Works, Inc.	143,091	12,529,048
IMI PLC	66,038	1,679,172
Ingersoll-Rand PLC	94,565	5,911,258
ITT Corp.	44,095	2,120,970
John Bean Technologies Corp.	6,786	210,298
Joy Global, Inc. (L)	37,877	2,332,466
JTEKT Corp.	49,893	841,838
Kadant, Inc.	2,747	105,622
Kawasaki Heavy Industries, Ltd.	344,204	1,312,168
Kennametal, Inc.	37,920	1,754,938
Komatsu, Ltd.	226,276	5,252,608
Kone OYJ (L)	75,695	3,156,182
Kubota Corp.	273,952	3,887,456
Kurita Water Industries, Ltd.	24,027	556,485
LB Foster Company, Class A	2,532	137,032
Lincoln Electric Holdings, Inc.	39,083	2,731,120
Lindsay Corp. (L)	2,966	250,538
Lydall, Inc. (I)	4,080	111,670
Makita Corp.	28,826	1,781,560
MAN SE	8,541	1,055,555
Manitex International, Inc. (I)	3,406	55,313
Melrose Industries PLC	259,699	1,155,634
Meritor, Inc. (I)	22,896	298,564
Metso OYJ	27,442	1,038,910
Middleby Corp. (I)	9,016	745,804
Miller Industries, Inc.	3,422	70,425
Mitsubishi Heavy Industries, Ltd.	735,635	4,594,701
Mueller Industries, Inc.	13,228	389,035
Mueller Water Products, Inc., Class A	37,617	325,011
Nabtesco Corp.	27,689	612,785
NGK Insulators, Ltd.	63,461	1,440,615
NN, Inc.	4,290	109,738
Nordson Corp.	29,183	2,340,185
NSK, Ltd.	113,498	1,476,987
Oshkosh Corp.	41,310	2,293,944

160

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
PACCAR, Inc.	133,699	$8,400,308
Pall Corp.	41,325	3,528,742
Parker Hannifin Corp.	56,139	7,058,356
Pentair PLC	73,383	5,292,382
Proto Labs, Inc. (I) (L)	5,267	431,473
RBC Bearings, Inc.	5,467	350,161
Rexnord Corp. (I)	17,615	495,862
Sandvik AB (L)	258,362	3,528,494
Schindler Holding AG,
Participation Certificates	11,167	1,696,217
Schindler Holding AG, Registered Shares	5,254	791,664
SembCorp Marine, Ltd.	202,732	667,048
SKF AB, B Shares	95,934	2,446,091
SMC Corp.	13,347	3,576,482
Snap-on, Inc.	21,946	2,601,040
SPX Corp.	21,180	2,291,888
Standex International Corp.	2,984	222,248
Stanley Black & Decker, Inc.	58,813	5,164,958
Sulzer AG	5,569	780,392
Sumitomo Heavy Industries, Ltd.	134,306	639,291
Sun Hydraulics Corp.	5,174	210,064
Tennant Company	4,289	327,336
Terex Corp.	53,406	2,194,987
The ExOne Company (I) (L)	2,371	93,939
The Gorman-Rupp Company	4,475	158,281
The Greenbrier Companies, Inc. (I)	6,442	371,059
The Weir Group PLC	51,628	2,313,319
THK Company, Ltd.	27,652	651,910
Timken Company	37,011	2,510,826
Titan International, Inc. (L)	10,331	173,767
TriMas Corp. (I)	10,660	406,466
Trinity Industries, Inc.	74,764	3,268,682
Twin Disc, Inc.	2,235	73,867
Vallourec SA	26,647	1,194,481
Valmont Industries, Inc. (L)	12,944	1,966,841
Volvo AB, Series B	370,335	5,098,260
Wabash National Corp. (I)	16,118	229,682
Wabtec Corp.	46,790	3,864,386
Wartsila OYJ Abp	35,805	1,774,563
Watts Water Technologies, Inc., Class A	6,584	406,430
Woodward, Inc.	44,256	2,220,766
Xylem, Inc.	69,227	2,705,391
Yangzijiang Shipbuilding Holdings, Ltd.	467,001	404,580
Zardoya Otis SA	40,978	729,633
		253,509,617
Marine - 0.1%
A.P. Moeller - Maersk A/S, Series A	670	1,576,891
A.P. Moeller - Maersk A/S, Series B	1,595	3,965,622
Baltic Trading, Ltd.	12,371	73,979
Kirby Corp. (I)	27,453	3,215,844
Knightsbridge Tankers, Ltd.	8,069	114,499
Kuehne & Nagel International AG	13,082	1,739,511
Matson, Inc.	10,386	278,760
Mitsui O.S.K. Lines, Ltd.	263,040	979,949
Navios Maritime Holdings, Inc.	18,689	189,133
Nippon Yusen KK (L)	391,257	1,128,611
Safe Bulkers, Inc.	9,445	92,183
Scorpio Bulkers, Inc. (I)	31,674	281,899
		13,636,881
Professional Services - 0.4%
Acacia Research Corp.	11,778	209,060
Adecco SA (I)	41,253	3,394,871

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Professional Services (continued)
ALS, Ltd.	94,694	$790,986
Barrett Business Services, Inc.	1,762	82,814
Bureau Veritas SA	53,457	1,484,685
Capita PLC	159,608	3,126,924
CBIZ, Inc. (I)	10,311	93,108
CDI Corp.	3,703	53,360
CRA International, Inc. (I)	2,722	62,742
Equifax, Inc.	45,973	3,334,881
Experian PLC	240,604	4,065,041
Exponent, Inc.	3,039	225,220
Franklin Covey Company (I)	2,959	59,565
FTI Consulting, Inc. (I)	29,137	1,101,961
GP Strategies Corp. (I)	3,693	95,575
Heidrick & Struggles International, Inc.	4,553	84,231
Huron Consulting Group, Inc. (I)	5,515	390,572
ICF International, Inc. (I)	4,748	167,889
Insperity, Inc.	5,253	173,349
Intertek Group PLC	39,089	1,837,867
Kelly Services, Inc., Class A	6,279	107,810
Kforce, Inc.	6,364	137,781
Korn/Ferry International (I)	11,647	342,072
ManpowerGroup, Inc.	38,383	3,256,798
Mistras Group, Inc. (I)	4,020	98,570
Navigant Consulting, Inc. (I)	11,451	199,820
Nielsen Holdings NV	114,194	5,528,132
On Assignment, Inc. (I)	12,748	453,446
Paylocity Holding Corp. (I)	2,108	45,596
Pendrell Corp. (I)	38,314	67,433
Randstad Holding NV	30,087	1,630,990
Resources Connection, Inc.	9,562	125,358
Robert Half International, Inc.	51,908	2,478,088
RPX Corp. (I)	12,463	221,218
Seek, Ltd.	78,340	1,171,504
SGS SA	1,326	3,173,016
The Advisory Board Company (I)	8,589	444,910
The Corporate Executive Board Company	24,122	1,645,603
The Dun & Bradstreet Corp.	13,937	1,535,857
Towers Watson & Company, Class A	30,963	3,227,273
Trinet Group, Inc. (I)	3,766	90,648
TrueBlue, Inc. (I)	9,590	264,396
VSE Corp.	1,042	73,273
WageWorks, Inc. (I)	8,223	396,431
		47,550,724
Road & Rail - 1.0%
ArcBest Corp.	6,203	269,893
Asciano, Ltd.	236,576	1,257,032
Aurizon Holdings, Ltd.	518,079	2,432,785
Celadon Group, Inc.	5,128	109,329
Central Japan Railway Company, Ltd.	34,932	4,986,477
ComfortDelGro Corp., Ltd.	488,518	979,651
Con-way, Inc.	27,462	1,384,359
CSX Corp.	378,522	11,662,263
DSV A/S, ADR	43,662	1,423,747
East Japan Railway Company	81,340	6,408,948
Genesee & Wyoming, Inc., Class A (I)	24,563	2,579,115
Hankyu Hanshin Holdings, Inc.	277,095	1,582,112
Heartland Express, Inc.	12,923	275,777
J.B. Hunt Transport Services, Inc.	44,121	3,255,247
Kansas City Southern	41,569	4,469,083
Keikyu Corp.	113,559	1,020,798
Keio Corp.	140,077	1,101,483
Keisei Electric Railway Company, Ltd.	66,989	667,616
Kintetsu Corp.	438,745	1,598,724

161

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Road & Rail (continued)
Knight Transportation, Inc.	13,989	$332,519
Landstar System, Inc.	21,951	1,404,864
Marten Transport, Ltd.	5,826	130,211
MTR Corp., Ltd.	351,815	1,357,145
Nagoya Railroad Company, Ltd.	199,000	793,638
Nippon Express Company, Ltd.	207,469	1,006,278
Norfolk Southern Corp.	116,709	12,024,528
Odakyu Electric Railway Company, Ltd.	151,759	1,461,459
Old Dominion Freight Line, Inc. (I)	33,671	2,144,169
Patriot Transportation Holding, Inc. (I)	1,867	65,289
Quality Distribution, Inc. (I)	7,384	109,726
Roadrunner Transportation Systems, Inc. (I)	6,756	189,844
Ryder Systems, Inc.	20,389	1,796,067
Saia, Inc. (I)	5,907	259,495
Swift Transportation Company (I)	19,898	502,027
Tobu Railway Company, Ltd.	247,365	1,295,450
Tokyu Corp.	275,417	1,953,500
Union Pacific Corp.	341,466	34,061,234
Werner Enterprises, Inc.	32,476	860,939
West Japan Railway Company	39,875	1,756,513
YRC Worldwide, Inc. (I) (L)	7,390	207,733
		111,177,067
Trading Companies & Distributors - 0.6%
Aceto Corp.	6,925	125,620
Aircastle, Ltd.	14,773	262,516
Applied Industrial Technologies, Inc.	9,578	485,892
Beacon Roofing Supply, Inc. (I)	11,482	380,284
Brenntag AG	12,476	2,228,896
Bunzl PLC	80,746	2,241,629
CAI International, Inc. (I)	4,375	96,294
DXP Enterprises, Inc. (I)	3,066	231,606
Fastenal Company (L)	102,884	5,091,729
GATX Corp.	22,192	1,485,532
H&E Equipment Services, Inc. (I)	7,368	267,753
Houston Wire & Cable Company	5,207	64,619
ITOCHU Corp.	364,766	4,682,787
Kaman Corp.	6,488	277,232
Marubeni Corp.	399,988	2,927,500
Mitsubishi Corp.	340,506	7,087,430
Mitsui & Company, Ltd.	420,980	6,748,996
MSC Industrial Direct Company, Inc., Class A	22,783	2,178,966
Noble Group, Ltd.	1,047,766	1,153,269
NOW, Inc. (I)	52,095	1,886,360
Rexel SA	65,194	1,524,728
Rush Enterprises, Inc., Class A (I)	8,138	282,144
Sojitz Corp.	1,051	1,859
Stock Building Supply Holdings, Inc. (I)	3,623	71,482
Sumitomo Corp.	272,666	3,679,123
TAL International Group, Inc. (I) (L)	7,891	350,045
Textainer Group Holdings, Ltd. (L)	4,940	190,783
Titan Machinery, Inc. (I) (L)	4,404	72,490
Toyota Tsusho Corp.	51,459	1,480,809
Travis Perkins PLC	59,807	1,674,915
United Rentals, Inc. (I)	47,027	4,925,138
W.W. Grainger, Inc.	22,960	5,838,039
Watsco, Inc.	19,018	1,954,290
Wolseley PLC	64,399	3,527,845
		65,478,600
Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	97,878	2,251,809
Aeroports de Paris	7,176	946,060
Atlantia SpA (L)	99,999	2,848,768

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Transportation Infrastructure (continued)
Auckland International Airport, Ltd.	233,406	$796,925
Fraport AG Frankfurt Airport
Services Worldwide	8,898	627,816
Groupe Eurotunnel SA	113,136	1,530,629
Hutchison Port Holdings Trust	1,392,336	1,002,726
Kamigumi Company, Ltd.	56,412	519,284
Mitsubishi Logistics Corp.	29,472	441,690
Sydney Airport	259,283	1,031,643
Transurban Group	423,388	2,950,354
Wesco Aircraft Holdings, Inc. (I)	12,022	239,959
		15,187,663
		1,303,109,484
Information Technology - 13.8%
Communications Equipment - 1.2%
ADTRAN, Inc.	40,486	913,364
Alcatel-Lucent (I)	675,860	2,429,768
Alliance Fiber Optic Products, Inc.	3,116	56,400
Applied Optoelectronics, Inc. (I)	3,683	85,446
ARRIS Group, Inc. (I)	57,628	1,874,639
Aruba Networks, Inc. (I)	24,954	437,194
Bel Fuse, Inc., Class B	2,680	68,796
Black Box Corp.	3,761	88,158
CalAmp Corp. (I)	8,479	183,655
Calix, Inc. (I)	10,014	81,915
Ciena Corp. (I) (L)	75,114	1,626,969
Cisco Systems, Inc.	1,930,984	47,984,952
Clearfield, Inc. (I)	3,030	50,874
Comtech Telecommunications Corp.	3,661	136,665
Digi International, Inc. (I)	6,819	64,235
Emulex Corp. (I)	18,620	106,134
Extreme Networks, Inc. (I)	22,479	99,807
F5 Networks, Inc. (I)	28,534	3,179,829
Finisar Corp. (I) (L)	22,455	443,486
Harmonic, Inc. (I)	22,312	166,448
Harris Corp.	40,131	3,039,923
Infinera Corp. (I) (L)	28,999	266,791
InterDigital, Inc.	28,988	1,385,626
IXIA (I)	13,560	154,991
JDS Uniphase Corp. (I)	112,648	1,404,721
Juniper Networks, Inc. (I)	178,529	4,381,102
KVH Industries, Inc. (I)	4,497	58,596
Motorola Solutions, Inc.	85,252	5,675,226
NETGEAR, Inc. (I)	8,478	294,780
Numerex Corp., Class A (I)	3,943	45,305
Oclaro, Inc. (I)	24,180	53,196
Oplink Communications, Inc. (I)	4,753	80,658
Plantronics, Inc.	30,531	1,467,015
Polycom, Inc. (I)	98,299	1,231,686
Procera Networks, Inc. (I) (L)	5,536	55,858
QUALCOMM, Inc.	636,254	50,391,317
Riverbed Technology, Inc. (I)	77,185	1,592,327
Ruckus Wireless, Inc. (I)	15,410	183,533
ShoreTel, Inc. (I)	14,585	95,094
Sonus Networks, Inc. (I)	57,750	207,323
Telefonaktiebolaget LM Ericsson, B Shares	737,362	8,907,882
Tessco Technologies, Inc.	1,487	47,183
Ubiquiti Networks, Inc. (I) (L)	7,002	316,420
ViaSat, Inc. (I)	9,671	560,531
		141,975,818
Electronic Equipment, Instruments & Components - 0.9%
Aeroflex Holding Corp. (I)	4,594	48,237

162

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Agilysys, Inc. (I)	3,947	$55,574
Amphenol Corp., Class A	59,226	5,705,833
Anixter International, Inc.	6,272	627,639
Arrow Electronics, Inc. (I)	48,226	2,913,333
Avnet, Inc.	66,733	2,956,939
Badger Meter, Inc.	3,397	178,852
Belden, Inc.	33,128	2,589,284
Benchmark Electronics, Inc. (I)	12,239	311,850
Checkpoint Systems, Inc. (I)	9,999	139,886
Citizen Holdings Company, Ltd.	64,441	506,042
Cognex Corp.	20,282	778,829
Coherent, Inc. (I)	5,813	384,646
Control4 Corp. (I)	2,925	57,213
Corning, Inc.	493,185	10,825,411
CTS Corp.	7,953	148,721
CUI Global, Inc. (I)	5,438	45,679
Daktronics, Inc.	8,887	105,933
DTS, Inc. (I)	4,345	79,991
Electro Rent Corp.	4,217	70,550
Electro Scientific Industries, Inc.	6,403	43,604
Fabrinet (I)	8,275	170,465
FARO Technologies, Inc. (I)	4,061	199,476
FEI Company	30,209	2,740,863
FLIR Systems, Inc.	53,663	1,863,716
FUJIFILM Holdings Corp.	112,194	3,131,402
GSI Group, Inc. (I)	7,286	92,751
Hamamatsu Photonics KK	17,315	849,799
Hexagon AB, B Shares	61,649	1,986,262
Hirose Electric Company, Ltd.	7,270	1,080,771
Hitachi High-Technologies Corp.	15,084	359,161
Hitachi, Ltd.	1,170,972	8,582,133
Hoya Corp.	105,360	3,502,988
Ibiden Company, Ltd.	29,286	590,832
II-VI, Inc. (I)	12,296	177,800
Ingram Micro, Inc., Class A (I)	74,565	2,178,044
Insight Enterprises, Inc. (I)	9,648	296,580
InvenSense, Inc. (I) (L)	16,660	378,015
Itron, Inc. (I)	28,070	1,138,239
Jabil Circuit, Inc.	69,635	1,455,372
Japan Display, Inc. (I)	85,000	522,429
KEMET Corp. (I)	11,954	68,736
Keyence Corp.	11,047	4,830,717
Knowles Corp. (I)	41,012	1,260,709
Kyocera Corp.	77,763	3,692,483
Littelfuse, Inc.	5,242	487,244
Maxwell Technologies, Inc. (I)	7,106	107,514
Measurement Specialties, Inc. (I)	3,759	323,537
Mercury Systems, Inc. (I)	7,948	90,130
Mesa Laboratories, Inc.	728	61,123
Methode Electronics, Inc.	8,871	338,961
MTS Systems Corp.	3,482	235,940
Murata Manufacturing Company, Ltd.	49,113	4,605,848
National Instruments Corp.	47,427	1,536,161
Newport Corp. (I)	9,287	171,810
Nippon Electric Glass Company, Ltd.	97,121	566,009
Omron Corp.	49,518	2,088,154
OSI Systems, Inc. (I)	4,670	311,723
Park Electrochemical Corp.	4,997	140,965
PC Connection, Inc.	2,355	48,701
Plexus Corp. (I)	7,965	344,805
RealD, Inc. (I)	9,643	123,045
Rofin-Sinar Technologies, Inc. (I)	6,624	159,241

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Rogers Corp. (I)	4,204	$278,935
Sanmina Corp. (I)	19,242	438,333
ScanSource, Inc. (I)	6,643	252,965
Shimadzu Corp.	57,492	527,505
Speed Commerce, Inc. (I)	12,076	45,164
SYNNEX Corp. (I)	6,626	482,704
TDK Corp.	29,821	1,400,117
TE Connectivity, Ltd.	154,046	9,526,205
Tech Data Corp. (I)	18,363	1,148,055
Trimble Navigation, Ltd. (I)	126,382	4,669,815
TTM Technologies, Inc. (I)	12,580	103,156
Universal Display Corp. (I) (L)	9,573	307,293
Vishay Intertechnology, Inc.	65,445	1,013,743
Vishay Precision Group, Inc. (I)	3,100	51,026
Yaskawa Electric Corp.	54,610	662,008
Yokogawa Electric Corp.	52,692	667,387
Zebra Technologies Corp., Class A (I)	24,300	2,000,376
		105,039,487
Internet Software & Services - 2.0%
Akamai Technologies, Inc. (I)	67,092	4,096,638
Angie’s List, Inc. (I) (L)	10,407	124,260
AOL, Inc. (I)	38,331	1,525,190
Bankrate, Inc. (I)	15,819	277,465
Bazaarvoice, Inc. (I) (L)	12,279	96,881
Benefitfocus, Inc. (I) (L)	1,289	59,578
Blucora, Inc. (I)	9,895	186,719
Brightcove, Inc. (I)	8,159	85,996
Carbonite, Inc. (I)	4,910	58,773
ChannelAdvisor Corp. (I)	5,001	131,826
comScore, Inc. (I)	8,240	292,355
Constant Contact, Inc. (I)	7,402	237,678
Conversant, Inc. (I) (L)	46,338	1,176,985
Cornerstone OnDemand, Inc. (I)	12,530	576,631
Cvent, Inc. (I) (L)	4,390	127,705
Dealertrack Technologies, Inc. (I)	12,555	569,244
Demand Media, Inc. (I)	11,204	54,003
Demandware, Inc. (I)	7,080	491,140
Dena Company, Ltd. (L)	25,577	346,079
Dice Holdings, Inc. (I)	9,851	74,966
Digital River, Inc. (I)	8,013	123,641
E2open, Inc. (I) (L)	5,693	117,674
Earthlink Holdings Corp.	25,871	96,240
eBay, Inc. (I)	429,950	21,523,297
Endurance International
Group Holdings, Inc. (I) (L)	7,364	112,596
Envestnet, Inc. (I)	8,059	394,246
Equinix, Inc. (I)	24,094	5,061,908
Facebook, Inc., Class A (I)	648,141	43,613,408
Global Eagle Entertainment, Inc. (I)	9,356	116,014
Gogo, Inc. (I) (L)	13,233	258,837
Google, Inc., Class A (I)	106,786	62,434,571
Google, Inc., Class C (I)	106,784	61,430,700
Gree, Inc. (L)	27,157	238,139
GrubHub, Inc. (I)	2,178	77,123
Internap Network Services Corp. (I)	13,638	96,148
IntraLinks Holdings, Inc. (I)	9,556	84,953
j2 Global, Inc. (L)	11,212	570,242
Kakaku.com, Inc.	35,100	615,513
Limelight Networks, Inc. (I)	15,488	47,393
Liquidity Services, Inc. (I) (L)	6,525	102,834
LivePerson, Inc. (I)	13,195	133,929
LogMeIn, Inc. (I)	5,719	266,620

163

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet Software & Services (continued)
Marchex, Inc., Class B	8,172	$98,227
Marin Software, Inc. (I)	6,878	80,954
Marketo, Inc. (I) (L)	6,159	179,104
Millennial Media, Inc. (I) (L)	18,328	91,457
Monster Worldwide, Inc. (I)	21,598	141,251
Move, Inc. (I)	9,595	141,910
NIC, Inc.	15,739	249,463
OpenTable, Inc. (I)	5,489	568,660
Perficient, Inc. (I)	8,153	158,739
QuinStreet, Inc. (I)	8,375	46,146
Rackspace Hosting, Inc. (I)	56,109	1,888,629
RealNetworks, Inc. (I)	6,292	48,008
Reis, Inc.	2,486	52,405
Rocket Fuel, Inc. (I) (L)	4,414	137,231
SciQuest, Inc. (I)	6,711	118,718
Shutterstock, Inc. (I) (L)	3,576	296,736
SPS Commerce, Inc. (I)	3,811	240,817
Stamps.com, Inc. (I)	3,375	113,704
Textura Corp. (I) (L)	4,530	107,089
Travelzoo, Inc. (I)	2,180	42,183
Tremor Video, Inc. (I)	9,369	44,222
Trulia, Inc. (I)	8,706	412,490
United Internet AG	28,168	1,237,481
Unwired Planet, Inc. (I)	23,390	52,160
VeriSign, Inc. (I)	46,561	2,272,642
Vistaprint NV (I)	7,765	314,172
Web.com Group, Inc. (I)	12,352	356,602
WebMD Health Corp. (I) (L)	9,143	441,607
Wix.com, Ltd. (I)	3,473	68,904
XO Group, Inc. (I)	6,487	79,271
Xoom Corp. (I)	7,368	194,220
Yahoo Japan Corp.	348,254	1,608,222
Yahoo!, Inc. (I)	352,927	12,398,326
Zix Corp. (I)	16,732	57,223
		232,445,111
IT Services - 2.3%
Accenture PLC, Class A	238,630	19,290,849
Acxiom Corp. (I)	54,911	1,191,020
Alliance Data Systems Corp. (I)	20,427	5,745,094
Amadeus IT Holding SA, A Shares	92,132	3,797,983
AtoS	19,014	1,583,690
Automatic Data Processing, Inc.	181,748	14,408,981
Blackhawk Network Holdings, Inc. (I) (L)	12,464	351,734
Broadridge Financial Solutions, Inc.	58,583	2,439,396
CACI International, Inc., Class A (I)	5,324	373,798
Cap Gemini SA	34,938	2,493,306
Cardtronics, Inc. (I)	10,514	358,317
Cass Information Systems, Inc.	2,790	138,049
CIBER, Inc. (I)	17,986	88,851
Cognizant Technology
Solutions Corp., Class A (I)	229,339	11,216,970
Computer Sciences Corp.	54,571	3,448,887
Computer Task Group, Inc.	4,159	68,457
Computershare, Ltd.	114,560	1,348,387
Convergys Corp.	72,015	1,544,002
CoreLogic, Inc. (I)	44,034	1,336,872
CSG Systems International, Inc.	7,934	207,157
Datalink Corp. (I)	5,110	51,100
DST Systems, Inc.	16,833	1,551,498
EPAM Systems, Inc. (I)	8,369	366,144
Euronet Worldwide, Inc. (I)	11,894	573,767
EVERTEC, Inc.	14,945	362,267
ExlService Holdings, Inc. (I)	7,643	225,086

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT Services (continued)
Fidelity National Information Services, Inc.	108,443	$5,936,170
Fiserv, Inc. (I)	93,922	5,665,375
Forrester Research, Inc.	2,564	97,124
Fujitsu, Ltd.	451,232	3,381,010
Gartner, Inc. (I)	43,521	3,069,101
Global Cash Access Holdings, Inc. (I)	15,678	139,534
Global Payments, Inc.	34,698	2,527,749
Heartland Payment Systems, Inc. (L)	8,339	343,650
Higher One Holdings, Inc. (I)	8,182	31,173
iGATE Corp. (I)	8,725	317,503
Information Services Group, Inc. (I)	9,385	45,142
International Business Machines Corp.	358,667	65,015,567
Itochu Techno-Solutions Corp.	6,116	265,858
Jack Henry & Associates, Inc.	40,582	2,411,788
Leidos Holdings, Inc.	30,779	1,180,067
Lionbridge Technologies, Inc. (I)	16,280	96,703
Luxoft Holding, Inc. (I) (L)	2,032	73,274
ManTech International Corp., Class A	5,418	159,939
MasterCard, Inc., Class A	378,771	27,828,305
MAXIMUS, Inc.	15,714	676,016
ModusLink Global Solutions, Inc. (I) (L)	9,784	36,592
MoneyGram International, Inc. (I)	7,295	107,455
NeuStar, Inc., Class A (I) (L)	43,615	1,134,862
Nomura Research Institute, Ltd.	27,610	869,869
NTT Data Corp.	30,562	1,175,307
Otsuka Corp.	11,535	559,383
Paychex, Inc.	121,995	5,070,112
PRGX Global, Inc. (I)	7,709	49,261
Sapient Corp. (I)	26,812	435,695
Science Applications International Corp.	29,899	1,320,340
ServiceSource International, Inc. (I) (L)	16,653	96,587
Sykes Enterprises, Inc. (I)	9,231	200,590
Syntel, Inc. (I)	3,609	310,230
TeleTech Holdings, Inc. (I)	4,217	122,251
Teradata Corp. (I)	59,408	2,388,202
The Hackett Group, Inc.	7,399	44,172
The Western Union Company (L)	203,083	3,521,459
Total System Services, Inc.	62,890	1,975,375
Unisys Corp. (I)	11,993	296,707
VeriFone Systems, Inc. (I)	53,598	1,969,727
Virtusa Corp. (I)	6,125	219,275
Visa, Inc., Class A	189,500	39,929,545
WEX, Inc. (I)	27,771	2,915,122
Xerox Corp.	411,671	5,121,187
		263,692,015
Semiconductors & Semiconductor Equipment - 1.9%
Advanced Energy Industries, Inc. (I)	9,687	186,475
Advanced Micro Devices, Inc. (I) (L)	313,106	1,311,914
Advantest Corp.	38,981	482,331
Alpha & Omega Semiconductor, Ltd. (I)	5,794	53,710
Altera Corp.	118,058	4,103,696
Ambarella, Inc. (I) (L)	6,745	210,309
Amkor Technology, Inc. (I)	20,037	224,014
Analog Devices, Inc.	118,426	6,403,294
Applied Materials, Inc.	458,866	10,347,428
Applied Micro Circuits Corp. (I)	18,293	197,747
ARM Holdings PLC	341,311	5,132,250
ASM Pacific Technology, Ltd.	58,068	634,183
ASML Holding NV	86,588	8,075,312
Atmel Corp. (I)	205,255	1,923,239
Audience, Inc. (I)	3,896	46,596
Avago Technologies, Ltd.	94,886	6,838,434
Axcelis Technologies, Inc. (I)	26,677	53,354

164

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Broadcom Corp., Class A	209,462	$7,775,229
Brooks Automation, Inc.	15,413	165,998
Cabot Microelectronics Corp. (I)	5,489	245,084
Cascade Microtech, Inc. (I)	3,451	47,141
Cavium, Inc. (I)	12,329	612,258
CEVA, Inc. (I)	5,389	79,596
Cirrus Logic, Inc. (I) (L)	14,338	326,046
Cohu, Inc.	6,867	73,477
Cree, Inc. (I) (L)	58,671	2,930,616
Cypress Semiconductor Corp. (I) (L)	108,737	1,186,321
Diodes, Inc. (I)	8,319	240,918
DSP Group, Inc. (I)	5,561	47,213
Entegris, Inc. (I)	32,475	446,369
Entropic Communications, Inc. (I)	21,513	71,638
Exar Corp. (I)	9,573	108,175
Fairchild Semiconductor International, Inc. (I)	89,052	1,389,211
First Solar, Inc. (I)	26,921	1,913,006
FormFactor, Inc. (I)	13,387	111,380
GT Advanced Technologies, Inc. (I) (L)	31,898	593,303
Hittite Microwave Corp.	7,222	562,955
Infineon Technologies AG	273,094	3,409,071
Inphi Corp. (I)	7,492	109,983
Integrated Device Technology, Inc. (I)	96,899	1,498,059
Integrated Silicon Solution, Inc. (I)	7,149	105,591
Intel Corp.	1,876,506	57,984,035
International Rectifier Corp. (I)	50,761	1,416,232
Intersil Corp., Class A	91,540	1,368,523
IXYS Corp.	6,019	74,154
KLA-Tencor Corp.	62,492	4,539,419
Kopin Corp. (I)	17,955	58,533
Lam Research Corp.	61,108	4,129,679
Lattice Semiconductor Corp. (I)	27,270	224,978
Linear Technology Corp.	89,162	4,196,855
M/A-COM Technology
Solutions Holdings, Inc. (I)	2,929	65,844
MaxLinear, Inc., Class A (I)	7,122	71,719
Micrel, Inc.	10,447	117,842
Microchip Technology, Inc. (L)	75,494	3,684,862
Micron Technology, Inc. (I)	403,455	13,293,842
Microsemi Corp. (I)	22,022	589,309
MKS Instruments, Inc.	12,486	390,063
Monolithic Power Systems, Inc.	8,985	380,515
Nanometrics, Inc. (I)	5,838	106,544
NVE Corp. (I)	1,475	81,995
NVIDIA Corp.	210,245	3,897,942
OmniVision Technologies, Inc. (I)	12,909	283,740
PDF Solutions, Inc. (I)	7,316	155,246
Peregrine Semiconductor Corp. (I) (L)	7,185	49,289
Pericom Semiconductor Corp. (I)	5,757	52,043
Photronics, Inc. (I)	14,490	124,614
PLX Technology, Inc. (I)	10,905	70,555
PMC-Sierra, Inc. (I)	40,343	307,010
Power Integrations, Inc.	7,100	408,534
QuickLogic Corp. (I)	14,241	73,626
Rambus, Inc. (I)	26,484	378,721
REC Silicon ASA (I)	50	29
RF Micro Devices, Inc. (I)	206,981	1,984,948
Rohm Company, Ltd.	23,342	1,338,778
Rubicon Technology, Inc. (I)	6,535	57,181
Rudolph Technologies, Inc. (I)	8,422	83,209
Semtech Corp. (I)	48,790	1,275,859
Silicon Image, Inc. (I)	18,388	92,676
Silicon Laboratories, Inc. (I)	29,029	1,429,678

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions, Inc.	91,973	$4,319,052
Spansion, Inc., Class A (I)	13,824	291,272
STMicroelectronics NV	154,337	1,382,713
SunEdison, Inc. (I)	118,573	2,679,750
Synaptics, Inc. (I) (L)	8,372	758,838
Teradyne, Inc.	93,583	1,834,227
Tessera Technologies, Inc.	12,137	267,985
Texas Instruments, Inc.	406,881	19,444,843
Tokyo Electron, Ltd.	41,560	2,832,493
TriQuint Semiconductor, Inc. (I)	39,961	631,783
Ultra Clean Holdings, Inc. (I)	7,500	67,875
Ultratech, Inc. (I)	6,640	147,275
Veeco Instruments, Inc. (I) (L)	9,335	347,822
Vitesse Semiconductor Corp. (I)	13,394	46,209
Xcerra Corp. (I)	11,662	106,124
Xilinx, Inc.	101,314	4,793,165
		215,062,971
Software - 2.7%
ACI Worldwide, Inc. (I)	27,442	1,532,087
Actuate Corp. (I)	11,944	56,973
Adobe Systems, Inc. (I)	174,474	12,624,939
Advent Software, Inc.	31,757	1,034,325
American Software, Inc., Class A	6,589	65,099
ANSYS, Inc. (I)	44,645	3,384,984
Aspen Technology, Inc. (I)	21,518	998,435
Autodesk, Inc. (I)	85,870	4,841,351
AVG Technologies NV (I)	8,045	161,946
Barracuda Networks, Inc. (I) (L)	2,005	62,195
Blackbaud, Inc.	10,900	389,566
Bottomline Technologies, Inc. (I)	9,401	281,278
BroadSoft, Inc. (I)	6,696	176,707
CA, Inc.	120,206	3,454,720
Cadence Design Systems, Inc. (I)	139,471	2,439,348
Callidus Software, Inc. (I)	11,153	133,167
Cinedigm Corp. (I)	20,531	51,122
Citrix Systems, Inc. (I)	61,745	3,862,150
CommVault Systems, Inc. (I)	32,585	1,602,204
Compuware Corp.	156,034	1,558,780
Comverse, Inc. (I)	5,268	140,550
Concur Technologies, Inc. (I) (L)	22,950	2,142,153
Dassault Systemes SA	15,272	1,963,689
Digimarc Corp.	1,606	52,356
Ebix, Inc. (L)	7,298	104,434
Electronic Arts, Inc. (I)	118,531	4,251,707
Ellie Mae, Inc. (I)	6,520	202,968
EnerNOC, Inc. (I)	6,382	120,939
Epiq Systems, Inc.	7,934	111,473
ePlus, Inc. (I)	1,263	73,507
FactSet Research Systems, Inc. (L)	19,195	2,308,775
Fair Isaac Corp.	24,805	1,581,567
FleetMatics Group PLC (I) (L)	8,775	283,784
Fortinet, Inc. (I)	65,996	1,658,479
Gemalto NV (L)	19,181	1,991,085
Gigamon, Inc. (I) (L)	5,884	112,620
Glu Mobile, Inc. (I) (L)	22,418	112,090
Guidance Software, Inc. (I) (L)	4,813	43,895
Guidewire Software, Inc. (I)	15,904	646,657
Gungho Online Entertainment, Inc. (L)	99,833	645,089
Imperva, Inc. (I)	5,360	140,325
Infoblox, Inc. (I)	12,508	164,480
Informatica Corp. (I)	52,688	1,878,327
Interactive Intelligence Group, Inc. (I)	4,013	225,250
Intuit, Inc.	107,018	8,618,160

165

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Jive Software, Inc. (I)	10,058	$85,594
Kofax Ltd. (I)	17,746	152,616
Konami Corp.	24,509	542,235
Manhattan Associates, Inc. (I)	17,762	611,546
Mentor Graphics Corp.	69,590	1,501,056
MICROS Systems, Inc. (I)	36,303	2,464,974
Microsoft Corp.	2,833,556	118,159,285
MicroStrategy, Inc., Class A (I)	2,143	301,349
Model N, Inc. (I)	4,905	54,200
Monotype Imaging Holdings, Inc.	9,186	258,770
NetScout Systems, Inc. (I)	8,574	380,171
Nexon Company, Ltd.	30,953	295,832
Nice Systems, Ltd.	14,015	573,566
Nintendo Company, Ltd.	25,739	3,090,925
Oracle Corp.	1,294,213	52,454,453
Oracle Corp. Japan	9,306	407,070
Pegasystems, Inc.	8,247	174,177
Progress Software Corp. (I)	12,155	292,206
Proofpoint, Inc. (I)	8,737	327,288
PROS Holdings, Inc. (I)	5,602	148,117
PTC, Inc. (I)	57,267	2,221,960
Qlik Technologies, Inc. (I)	20,997	474,952
Qualys, Inc. (I)	4,872	125,064
Rally Software Development Corp. (I)	6,263	68,204
RealPage, Inc. (I) (L)	12,257	275,537
Red Hat, Inc. (I)	71,345	3,943,238
Rosetta Stone, Inc. (I)	5,553	53,975
Rovi Corp. (I)	45,883	1,099,357
Salesforce.com, Inc. (I)	212,908	12,365,697
SAP AG	223,221	17,200,226
Sapiens International Corp. NV	6,789	54,312
Seachange International, Inc. (I)	8,422	67,460
Silver Spring Networks, Inc. (I)	8,394	111,892
SolarWinds, Inc. (I)	31,536	1,219,182
Solera Holdings, Inc.	33,275	2,234,416
SS&C Technologies Holdings, Inc. (I)	15,935	704,646
Symantec Corp.	260,648	5,968,839
Synchronoss Technologies, Inc. (I)	8,329	291,182
Synopsys, Inc. (I)	75,345	2,924,893
Take-Two Interactive Software, Inc. (I)	23,103	513,811
Tangoe, Inc. (I)	9,341	140,675
Telenav, Inc. (I)	8,010	45,577
The Sage Group PLC	265,679	1,744,974
The Ultimate Software Group, Inc. (I)	6,643	917,863
TIBCO Software, Inc. (I)	73,633	1,485,178
TiVo, Inc. (I)	27,079	349,590
Trend Micro, Inc.	25,264	832,496
Tyler Technologies, Inc. (I)	7,710	703,229
Varonis Systems, Inc. (I) (L)	1,314	38,119
VASCO Data Security International, Inc. (I)	7,181	83,300
Verint Systems, Inc. (I)	12,653	620,630
VirnetX Holding Corp. (I) (L)	10,245	180,414
Vringo, Inc. (I) (L)	16,697	57,104
Xero, Ltd. (I)	15,080	342,811
Zendesk, Inc. (I)	2,796	48,594
		310,070,562
Technology Hardware, Storage & Peripherals - 2.8%
3D Systems Corp. (I) (L)	49,418	2,955,196
Apple, Inc.	2,272,877	211,218,460
Brother Industries, Ltd.	57,136	990,598
Canon, Inc. (L)	274,663	8,976,532
Cray, Inc. (I) (L)	9,558	254,243
Diebold, Inc.	31,016	1,245,913

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (continued)
Dot Hill Systems Corp. (I)	15,102	$70,979
Eastman Kodak Company (I)	4,307	105,392
Electronics For Imaging, Inc. (I)	10,876	491,595
EMC Corp.	771,709	20,326,815
Fusion-io, Inc. (I)	25,349	286,444
Hewlett-Packard Company	705,380	23,757,198
Immersion Corp. (I)	6,961	88,544
Intevac, Inc. (I)	6,306	50,511
Konica Minolta, Inc.	115,886	1,145,427
Lexmark International, Inc., Class A	30,563	1,471,914
NCR Corp. (I)	81,601	2,863,379
NEC Corp.	630,846	2,013,349
NetApp, Inc.	124,843	4,559,266
Nimble Storage, Inc. (I)	2,188	67,215
Nokia OYJ	907,221	6,864,726
QLogic Corp. (I)	20,044	202,244
Quantum Corp. (I) (L)	55,160	67,295
Ricoh Company, Ltd.	171,416	2,043,045
SanDisk Corp.	85,261	8,903,806
Seagate Technology PLC	123,082	6,993,519
Seiko Epson Corp.	31,455	1,338,228
Silicon Graphics International Corp. (I) (L)	8,027	77,220
Super Micro Computer, Inc. (I)	8,083	204,257
Violin Memory, Inc. (I)	19,707	87,302
Western Digital Corp.	78,860	7,278,778
		316,999,390
		1,585,285,354
Materials - 5.0%
Chemicals - 2.8%
A. Schulman, Inc.	6,880	266,256
Advanced Emissions Solutions, Inc. (I)	5,261	120,635
Air Liquide SA	83,375	11,266,368
Air Products & Chemicals, Inc.	80,018	10,291,915
Air Water, Inc.	36,407	582,767
Airgas, Inc.	25,194	2,743,879
Akzo Nobel NV	58,088	4,355,394
Albemarle Corp.	38,353	2,742,240
American Vanguard Corp.	7,174	94,840
Arkema SA	13,688	1,330,013
Asahi Kasei Corp.	305,757	2,340,729
Ashland, Inc.	34,909	3,796,005
Axiall Corp.	16,309	770,926
Balchem Corp.	7,160	383,490
BASF SE	222,516	25,883,852
Cabot Corp.	28,883	1,674,925
Calgon Carbon Corp. (I)	12,405	277,004
CF Industries Holdings, Inc.	19,628	4,721,123
Chase Corp.	1,787	61,008
Chemtura Corp. (I)	22,379	584,763
Croda International PLC	32,879	1,238,259
Cytec Industries, Inc.	17,213	1,814,594
Daicel Corp.	64,985	621,339
E.I. du Pont de Nemours & Company	346,190	22,654,674
Eastman Chemical Company	56,633	4,946,893
Ecolab, Inc.	101,850	11,339,979
EMS-Chemie Holding AG	1,998	797,293
Ferro Corp. (I)	16,911	212,402
Flotek Industries, Inc. (I)	12,547	403,512
FMC Corp.	50,193	3,573,240
Fuchs Petrolub AG	17,176	775,006
FutureFuel Corp.	5,226	86,699
Givaudan SA (I)	2,236	3,725,011

166

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Hawkins, Inc.	2,569	$95,413
HB Fuller Company	11,694	562,481
Hitachi Chemical Company, Ltd.	25,370	420,033
Incitec Pivot, Ltd.	393,258	1,075,148
Innophos Holdings, Inc.	5,209	299,882
Innospec, Inc.	5,671	244,817
International Flavors & Fragrances, Inc.	30,642	3,195,348
Intrepid Potash, Inc. (I) (L)	13,062	218,919
Israel Chemicals, Ltd.	108,281	927,757
Johnson Matthey PLC	49,630	2,631,652
JSR Corp.	42,890	736,336
K&S AG	41,723	1,370,117
Kaneka Corp.	69,100	432,644
Kansai Paint Company, Ltd.	56,854	950,274
Koninklijke DSM NV	41,742	3,037,663
Koppers Holdings, Inc.	4,816	184,212
Kraton Performance Polymers, Inc. (I)	7,690	172,179
Kronos Worldwide, Inc.	5,072	79,478
Kuraray Company, Ltd.	83,473	1,058,705
Landec Corp. (I)	6,880	85,931
Lanxess AG	22,170	1,495,345
Linde AG	44,976	9,557,222
LSB Industries, Inc. (I)	4,560	190,015
LyondellBasell Industries NV, Class A	157,028	15,333,784
Minerals Technologies, Inc.	24,666	1,617,596
Mitsubishi Chemical Holdings Corp.	328,433	1,456,614
Mitsubishi Gas & Chemicals Company, Inc.	93,740	600,279
Mitsui Chemicals, Inc.	198,590	543,364
Monsanto Company	197,587	24,647,002
NewMarket Corp.	5,395	2,115,433
Nippon Paint Company, Ltd.	41,000	868,108
Nitto Denko Corp.	37,887	1,774,680
Novozymes A/S, B Shares	58,012	2,909,678
Olin Corp.	56,638	1,524,695
OM Group, Inc.	7,514	243,679
OMNOVA Solutions, Inc. (I)	11,810	107,353
Orica, Ltd.	89,924	1,651,578
PolyOne Corp.	67,749	2,854,943
PPG Industries, Inc.	52,119	10,952,808
Praxair, Inc.	110,439	14,670,717
Quaker Chemical Corp.	3,102	238,203
Rayonier Advanced Materials, Inc. (I)	20,332	787,877
Rentech, Inc. (I)	55,380	143,434
RPM International, Inc.	64,250	2,967,065
Senomyx, Inc. (I)	10,554	91,292
Sensient Technologies Corp.	35,718	1,990,207
Shin-Etsu Chemical Company, Ltd.	99,446	6,047,131
Sigma-Aldrich Corp.	44,806	4,546,913
Sika AG	521	2,128,600
Solvay SA	14,373	2,473,742
Stepan Company	4,591	242,680
Sumitomo Chemical Company, Ltd.	360,844	1,364,059
Syngenta AG	22,563	8,335,882
Taiyo Nippon Sanso Corp. (L)	57,657	510,777
Taminco Corp. (I)	6,776	157,610
Teijin, Ltd.	227,243	570,326
The Dow Chemical Company	453,860	23,355,636
The Israel Corp., Ltd. (I)	650	369,881
The Mosaic Company	121,895	6,027,708
The Scotts Miracle-Gro Company, Class A	21,257	1,208,673
The Sherwin-Williams Company	31,934	6,607,464
Toray Industries, Inc.	355,672	2,340,333
Trecora Resources (I)	5,215	61,746

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Tredegar Corp.	5,878	$137,604
Tronox, Ltd., Class A	14,280	384,132
Umicore SA	26,184	1,218,394
Valspar Corp.	37,448	2,853,163
Yara International ASA	43,833	2,195,971
Zep, Inc.	5,811	102,622
		318,830,040
Construction Materials - 0.3%
Boral, Ltd.	188,708	933,607
Cimpor-Cimentos de Portugal SA	9	36
CRH PLC	170,334	4,363,496
CRH PLC	7,591	194,600
Eagle Materials, Inc.	24,109	2,272,997
Fletcher Building, Ltd.	166,708	1,285,143
Headwaters, Inc. (I)	17,362	241,158
HeidelbergCement AG	34,142	2,909,169
Holcim, Ltd. (I)	55,462	4,871,637
Imerys SA	8,177	689,602
James Hardie Industries, Ltd.	107,479	1,402,154
Lafarge SA (L)	45,239	3,933,944
Martin Marietta Materials, Inc. (L)	22,269	2,940,621
Taiheiyo Cement Corp.	284,701	1,147,925
Texas Industries, Inc. (I) (L)	5,167	477,224
U.S. Concrete, Inc. (I) (L)	3,612	89,397
Vulcan Materials Company	49,234	3,138,668
		30,891,378
Containers & Packaging - 0.3%
AEP Industries, Inc. (I)	1,212	42,262
Amcor, Ltd.	292,423	2,876,140
AptarGroup, Inc.	31,614	2,118,454
Avery Dennison Corp.	35,837	1,836,646
Ball Corp.	52,337	3,280,483
Bemis Company, Inc.	37,397	1,520,562
Berry Plastics Group, Inc. (I)	20,978	541,232
Graphic Packaging Holding Company (I)	75,650	885,105
Greif, Inc., Class A	14,715	802,850
MeadWestvaco Corp.	63,229	2,798,516
Myers Industries, Inc.	6,635	133,297
Owens-Illinois, Inc. (I)	62,473	2,164,065
Packaging Corp. of America	47,379	3,387,125
Rexam PLC (I)	170,516	1,560,712
Rock-Tenn Company, Class A	34,590	3,652,358
Sealed Air Corp.	73,184	2,500,697
Silgan Holdings, Inc.	21,110	1,072,810
Sonoco Products Company	49,343	2,167,638
Toyo Seikan Kaisha, Ltd.	39,229	603,071
		33,944,023
Metals & Mining - 1.5%
AK Steel Holding Corp. (I) (L)	32,163	256,017
Alcoa, Inc.	441,309	6,571,091
Allegheny Technologies, Inc.	41,239	1,859,879
Allied Nevada Gold Corp. (I) (L)	24,869	93,507
Alumina, Ltd. (I)	612,733	782,501
AM Castle & Company (I) (L)	4,632	51,137
Ampco-Pittsburgh Corp.	2,418	55,469
Anglo American PLC	337,774	8,278,285
Antofagasta PLC	95,549	1,248,247
ArcelorMittal	242,187	3,610,563
BHP Billiton PLC	511,665	16,633,715
BHP Billiton, Ltd.	778,159	26,538,825
Boliden AB	66,236	960,931

167

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Metals & Mining (continued)
Carpenter Technology Corp.	25,599	$1,619,137
Century Aluminum Company (I)	12,092	189,603
Cliffs Natural Resources, Inc. (L)	73,855	1,111,518
Coeur Mining, Inc. (I)	24,198	222,138
Commercial Metals Company	83,835	1,451,184
Compass Minerals International, Inc.	16,158	1,546,967
Daido Steel Company, Ltd.	68,557	350,790
Fortescue Metals Group, Ltd.	377,457	1,558,952
Freeport-McMoRan Copper & Gold, Inc.	391,416	14,286,684
Fresnillo PLC	54,244	815,155
Glencore Xstrata PLC	2,573,508	14,341,426
Globe Specialty Metals, Inc.	15,107	313,923
Gold Resource Corp. (L)	9,753	49,350
Haynes International, Inc.	2,937	166,205
Hecla Mining Company (L)	78,450	270,653
Hitachi Metals, Ltd.	51,164	780,079
Horsehead Holding Corp. (I)	12,006	219,230
Iluka Resources, Ltd.	101,515	780,033
JFE Holdings, Inc.	119,133	2,464,170
Kaiser Aluminum Corp.	4,174	304,159
Kobe Steel, Ltd.	741,928	1,115,828
Maruichi Steel Tube, Ltd.	11,461	307,818
Materion Corp.	4,858	179,697
Mitsubishi Materials Corp.	270,691	949,645
Molycorp, Inc. (I) (L)	43,373	111,469
Newcrest Mining, Ltd. (I)	185,552	1,863,617
Newmont Mining Corp.	187,887	4,779,845
Nippon Steel & Sumitomo Metal Corp.	1,842,257	5,901,691
Norsk Hydro ASA	325,455	1,742,678
Nucor Corp.	119,697	5,895,077
Olympic Steel, Inc.	2,539	62,840
Randgold Resources, Ltd.	21,251	1,789,500
Reliance Steel & Aluminum Company	37,423	2,758,449
Rio Tinto PLC	308,166	16,639,188
Rio Tinto, Ltd.	105,589	5,923,537
Royal Gold, Inc.	31,414	2,391,234
RTI International Metals, Inc. (I)	7,128	189,534
Schnitzer Steel Industries, Inc., Class A	6,077	158,427
Steel Dynamics, Inc.	107,587	1,931,187
Stillwater Mining Company (I)	27,989	491,207
Sumitomo Metal Mining Company, Ltd.	126,772	2,069,168
SunCoke Energy, Inc. (I)	16,391	352,407
ThyssenKrupp AG (I)	109,706	3,192,066
U.S. Silica Holdings, Inc.	12,587	697,823
United States Steel Corp. (L)	55,731	1,451,235
Universal Stainless & Alloy Products, Inc. (I)	1,902	61,777
Voestalpine AG (L)	27,169	1,295,231
Walter Energy, Inc. (L)	15,488	84,410
Worthington Industries, Inc.	37,423	1,610,686
Yamato Kogyo Company, Ltd.	9,086	266,726
		176,045,520
Paper & Forest Products - 0.1%
Boise Cascade Company (I)	9,159	262,314
Clearwater Paper Corp. (I)	4,747	292,985
Deltic Timber Corp.	2,690	162,530
Domtar Corp.	31,380	1,344,633
International Paper Company	163,261	8,239,783
KapStone Paper and Packaging Corp. (I)	19,718	653,257
Louisiana-Pacific Corp. (I)	100,902	1,515,548
Neenah Paper, Inc.	3,917	208,189
Oji Holdings Corp.	193,338	795,588
PH Glatfelter Company	9,986	264,929
Resolute Forest Products, Inc. (I) (L)	15,192	254,922

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Paper & Forest Products (continued)
Schweitzer-Mauduit International, Inc.	7,071	$308,720
Stora Enso OYJ, Series R	133,177	1,294,763
UPM-Kymmene OYJ	128,138	2,188,796
Wausau Paper Corp.	10,558	114,238
		17,901,195
		577,612,156
Telecommunication Services - 3.0%
Diversified Telecommunication Services - 2.5%
8x8, Inc. (I)	20,593	166,391
American Tower Corp.	149,188	13,423,936
AT&T, Inc.	1,956,416	69,178,870
Atlantic Tele-Network, Inc.	2,263	131,254
Belgacom SA	36,830	1,222,635
Bezeq The
Israeli Telecommunication Corp., Ltd.	463,907	868,243
BT Group PLC	1,916,257	12,591,836
Cbeyond, Inc. (I)	6,681	66,476
CenturyLink, Inc.	215,815	7,812,503
Cincinnati Bell, Inc. (I)	48,968	192,444
Cogent Communications Group, Inc.	10,982	379,428
Consolidated
Communications Holdings, Inc. (L)	9,917	220,554
Deutsche Telekom AG	754,755	13,237,659
Elisa OYJ, Class A	34,936	1,068,116
FairPoint Communications, Inc. (I)	5,234	73,119
Frontier Communications Corp. (L)	378,918	2,212,881
General Communication, Inc., Class A (I)	9,328	103,354
Globalstar, Inc. (I)	65,356	277,763
Hawaiian Telcom Holdco, Inc. (I) (L)	2,574	73,642
HKT Trust and HKT, Ltd.	641,421	752,514
IDT Corp., Class B	4,413	76,874
Iliad SA	6,307	1,907,921
inContact, Inc. (I)	15,222	139,890
Inmarsat PLC	103,220	1,319,314
Inteliquent, Inc.	7,931	110,003
Intelsat SA (I)	6,606	124,457
Iridium Communications, Inc. (I) (L)	19,382	163,972
Koninklijke KPN NV (I)	775,728	2,828,354
Lumos Networks Corp.	5,005	72,422
magicJack VocalTec, Ltd. (I) (L)	4,554	68,856
Nippon Telegraph & Telephone Corp.	90,857	5,662,920
Orange SA	449,139	7,106,417
ORBCOMM, Inc. (I)	10,744	70,803
PCCW, Ltd.	975,317	581,499
Premiere Global Services, Inc. (I)	11,452	152,884
Singapore Telecommunications, Ltd.	1,930,854	5,966,895
Swisscom AG	5,641	3,276,723
TDC A/S	196,774	2,035,508
Telecom Corp. of New Zealand, Ltd. (L)	440,904	1,034,782
Telecom Italia RSP	1,460,460	1,444,662
Telecom Italia SpA (I)	2,436,996	3,084,507
Telefonica Deutschland Holding AG (I)	67,811	560,544
Telefonica SA	992,263	17,035,018
Telekom Austria AG	53,752	525,760
Telenor ASA	183,640	4,181,197
TeliaSonera AB	577,007	4,213,292
Telstra Corp., Ltd.	1,055,297	5,184,423
TPG Telecom, Ltd.	65,752	341,632
tw telecom, Inc. (I)	66,700	2,688,677
Verizon Communications, Inc.	1,561,021	76,380,758
Vivendi SA (I)	292,020	7,146,182
Vonage Holdings Corp. (I)	41,082	154,058

168

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Windstream Holdings, Inc. (L)	226,753	$2,258,460
Ziggo NV	36,300	1,678,748
		283,632,030
Wireless Telecommunication Services - 0.5%
Boingo Wireless, Inc. (I)	6,842	46,731
KDDI Corp.	141,231	8,617,004
Leap Wireless International, Inc. (I)	16,665	41,996
Millicom International Cellular SA	16,017	1,466,167
NTELOS Holdings Corp. (L)	4,715	58,749
NTT DOCOMO, Inc.	370,076	6,317,492
RingCentral, Inc., Class A (I) (L)	6,887	104,200
Shenandoah Telecommunications Company	5,726	174,414
SoftBank Corp.	232,687	17,340,521
StarHub, Ltd.	146,811	491,376
Tele2 AB, B Shares	77,223	908,798
Telephone & Data Systems, Inc.	47,749	1,246,726
USA Mobility, Inc. (I)	5,551	85,485
Vodafone Group PLC	6,404,785	21,406,574
		58,306,233
		341,938,263
Utilities - 3.4%
Electric Utilities - 1.7%
ALLETE, Inc.	9,835	505,027
American Electric Power Company, Inc.	184,009	10,262,182
Cheung Kong Infrastructure Holdings, Ltd.	145,843	1,011,273
Chubu Electric Power Company, Inc. (I)	156,129	1,939,039
Cleco Corp.	43,034	2,536,854
CLP Holdings, Ltd.	459,334	3,761,524
Contact Energy, Ltd.	88,848	412,660
Duke Energy Corp.	266,629	19,781,206
Edison International	122,854	7,139,046
EDP - Energias de Portugal SA	560,351	2,811,622
El Paso Electric Company	9,619	386,780
Electricite de France SA	58,591	1,844,907
Enel SpA (L)	1,594,754	9,276,107
Entergy Corp.	67,621	5,551,008
Exelon Corp.	323,699	11,808,540
FirstEnergy Corp.	158,214	5,493,190
Fortum OYJ	107,580	2,884,536
Great Plains Energy, Inc.	74,231	1,994,587
Hawaiian Electric Industries, Inc. (L)	48,927	1,238,832
Hokuriku Electric Power Company	40,992	543,437
Iberdrola SA	1,235,382	9,450,097
IDACORP, Inc.	35,801	2,070,372
Kyushu Electric Power Company, Inc. (I)	103,418	1,164,275
MGE Energy, Inc.	8,458	334,176
NextEra Energy, Inc.	164,440	16,851,811
Northeast Utilities	119,175	5,633,402
NRG Yield, Inc., Class A (L)	4,711	245,208
OGE Energy Corp.	96,881	3,786,109
Otter Tail Corp.	8,553	259,070
Pepco Holdings, Inc.	94,566	2,598,674
Pinnacle West Capital Corp.	41,666	2,409,961
PNM Resources, Inc.	57,120	1,675,330
Portland General Electric Company	17,997	623,956
Power Assets Holdings, Ltd.	336,236	2,949,568
PPL Corp.	238,157	8,461,718
Red Electrica Corp. SA (L)	26,206	2,395,548
Shikoku Electric Power Company, Inc. (I)	43,025	599,936
SP AusNet	407,893	509,895
SSE PLC	234,119	6,271,825

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electric Utilities (continued)
Terna Rete Elettrica Nazionale SpA (L)	365,271	$1,924,579
The Chugoku Electric Power Company, Inc.	71,936	980,234
The Empire District Electric Company (L)	9,875	253,590
The Kansai Electric Power Company, Ltd. (I)	170,624	1,608,324
The Southern Company	335,841	15,240,465
Tohoku Electric Power Company, Inc.	109,665	1,283,428
Tokyo Electric Power Company, Inc. (I)	350,440	1,456,637
UIL Holdings Corp.	13,161	509,462
Unitil Corp.	4,002	135,388
UNS Energy Corp.	9,668	584,044
Westar Energy, Inc. (L)	62,134	2,372,897
Xcel Energy, Inc.	189,299	6,101,107
		191,923,443
Gas Utilities - 0.3%
AGL Resources, Inc.	44,957	2,473,984
APA Group, Ltd.	202,679	1,318,190
Atmos Energy Corp.	48,321	2,580,341
Chesapeake Utilities Corp.	2,415	172,262
Enagas SA (L)	49,140	1,581,760
Gas Natural SDG SA (L)	84,855	2,680,844
Hong Kong & China Gas Company, Ltd.	1,529,484	3,352,063
National Fuel Gas Company	40,926	3,204,506
New Jersey Resources Corp.	9,810	560,740
Northwest Natural Gas Company (L)	6,459	304,542
ONE Gas, Inc.	37,153	1,402,526
Osaka Gas Company, Ltd.	454,377	1,909,209
Piedmont Natural Gas Company, Inc. (L)	17,801	665,935
Questar Corp.	84,483	2,095,178
Snam SpA (L)	491,632	2,961,063
South Jersey Industries, Inc.	7,697	464,976
Southwest Gas Corp.	10,762	568,126
The Laclede Group, Inc.	7,535	365,824
Toho Gas Company, Ltd.	97,924	537,829
Tokyo Gas Company, Ltd.	579,484	3,384,945
UGI Corp.	56,156	2,835,878
WGL Holdings, Inc.	36,883	1,589,657
		37,010,378
Independent Power and Renewable Electricity
Producers - 0.1%
AES Corp.	248,627	3,866,150
Atlantic Power Corp. (L)	28,507	116,879
Dynegy, Inc. (I)	23,453	816,164
EDP Renovaveis SA	48	358
Electric Power Development Company, Ltd.	28,248	916,666
Enel Green Power SpA	424,146	1,200,434
NRG Energy, Inc.	127,018	4,725,070
Ormat Technologies, Inc.	4,125	118,924
Pattern Energy Group, Inc. (L)	9,245	306,102
		12,066,747
Multi-Utilities - 1.2%
A2A SpA	39	45
AGL Energy, Ltd.	135,472	1,978,836
Alliant Energy Corp.	53,524	3,257,471
Ameren Corp.	91,463	3,739,007
Avista Corp.	14,006	469,481
Black Hills Corp.	31,814	1,953,061
CenterPoint Energy, Inc.	161,920	4,135,437
Centrica PLC	1,230,461	6,575,120
CMS Energy Corp.	101,555	3,163,438
Consolidated Edison, Inc.	110,445	6,377,094
Dominion Resources, Inc.	219,293	15,683,835

169

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Multi-Utilities (continued)
DTE Energy Company	66,759	$5,198,523
E.ON SE	484,830	9,995,040
GDF Suez	350,747	9,663,626
Integrys Energy Group, Inc.	30,338	2,157,942
MDU Resources Group, Inc.	92,634	3,251,453
National Grid PLC	903,760	13,011,255
NiSource, Inc.	118,672	4,668,556
NorthWestern Corp.	9,185	479,365
PG&E Corp.	175,209	8,413,536
Public Service Enterprise Group, Inc.	190,764	7,781,264
RWE AG	118,576	5,085,500
SCANA Corp.	53,393	2,873,077
Sempra Energy	85,951	8,999,929
Suez Environnement Company	67,972	1,300,316
TECO Energy, Inc. (L)	75,365	1,392,745
Vectren Corp.	39,762	1,689,885
Veolia Environnement SA	99,724	1,899,815
Wisconsin Energy Corp.	85,010	3,988,669
		139,183,321
Water Utilities - 0.1%
American States Water Company	8,906	295,946
Aqua America, Inc.	85,301	2,236,592
California Water Service Group	11,159	270,048
Connecticut Water Service, Inc.	2,944	99,713
Middlesex Water Company	4,325	91,604
Severn Trent PLC	57,885	1,913,547
SJW Corp.	4,001	108,827
United Utilities Group PLC	165,160	2,492,287
York Water Company	4,329	90,130
		7,598,694
		387,782,583
TOTAL COMMON STOCKS (Cost $8,652,074,139)		$11,062,637,725
PREFERRED SECURITIES - 0.2%
Consumer Discretionary - 0.1%
Bayerische Motoren Werke AG	13,140	1,258,054
Porsche Automobil Holding SE	37,096	3,856,964
Volkswagen AG	39,362	10,309,563
		15,424,581
Consumer Staples - 0.1%
Henkel AG & Company KGaA, 0.800%	43,149	4,985,105
TOTAL PREFERRED SECURITIES (Cost $14,857,578)		$20,409,686
RIGHTS - 0.0%
Community Health Systems, Inc. (Expiration
Date: 01/27/2016) (I) (N)	174,338	11,663
Cubist Pharmaceuticals, Inc. (Expiration Date:
12/31/2016; Strike Price: $10.75) (I)	13,420	1,555
Groupe Fnac (Expiration
Date: 05/15/2015) (I) (N)	13,898	83,354
HKT Trust and HKT, Ltd. (Expiration Date:
07/15/2014; Strike Price: HKD 6.84) (I)	93,106	27,510
Repsol SA (Expiration
Date: 07/10/2014) (I) (L) (N)	185,000	125,900
TOTAL RIGHTS (Cost $209,788)		$249,982
WARRANTS - 0.0%
Magnum Hunter Resources Corp. (Expiration
Date: 04/15/2016) (I) (N)	4,622	9,585

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value
WARRANTS (continued)
Sun Hung Kai Properties, Ltd. (Expiration
Date: 04/22/2016; Strike Price:
HKD 98.60) (I)	32,255	$42,117
TOTAL WARRANTS (Cost $0)		$51,702
SECURITIES LENDING COLLATERAL - 2.2%
John Hancock Collateral
Investment Trust, 0.0995% (W) (Y)	24,777,550	247,958,849
TOTAL SECURITIES LENDING
COLLATERAL (Cost $247,943,390)		$247,958,849
SHORT-TERM INVESTMENTS - 3.2%
Repurchase Agreement - 3.2%
Repurchase Agreement with State Street Corp.
dated 06/30/2014 at 0.000% to be
repurchased at $376,588,000 on 07/01/2014,
collateralized by $351,095,000
U.S. Treasury Bonds, 3.375% - 3.750% due
11/15/2043 - 05/15/2044 (valued at
$374,947,756, including interest)	$367,588,000 $	367,588,000
TOTAL SHORT-TERM INVESTMENTS (Cost $367,588,000) $		367,588,000
Total Investments (Strategic Equity Allocation Trust)
(Cost $9,282,672,895) - 101.6%		$11,698,895,944
Other assets and liabilities, net - (1.6%)		(181,591,509)
TOTAL NET ASSETS - 100.0%		$11,517,304,435
Total Stock Market Index Trust
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.9%
Consumer Discretionary - 12.8%
Auto Components - 0.5%
American Axle &
Manufacturing Holdings, Inc. (I)	1,888	$35,664
Autoliv, Inc.	2,279	242,896
BorgWarner, Inc.	5,428	353,851
Cooper Tire & Rubber Company	1,494	44,820
Dana Holding Corp.	3,498	85,421
Dorman Products, Inc. (I)	912	44,980
Drew Industries, Inc.	570	28,506
Exide Technologies (I)	2,107	525
Federal-Mogul Holdings Corp. (I)	3,688	74,608
Fox Factory Holding Corp. (I)	1,016	17,871
Fuel Systems Solutions, Inc. (I)	460	5,124
Gentex Corp.	3,389	98,586
Gentherm, Inc. (I)	952	42,316
Icahn Enterprises LP	2,666	265,800
Johnson Controls, Inc.	16,409	819,301
Lear Corp.	1,908	170,423
Modine Manufacturing Company (I)	1,300	20,462
Motorcar Parts of America, Inc. (I)	567	13,806
Shiloh Industries, Inc. (I)	550	10,153
Standard Motor Products, Inc.	572	25,551
Stoneridge, Inc. (I)	901	9,659
Strattec Security Corp.	197	12,705
Superior Industries International, Inc.	865	17,836
Sypris Solutions, Inc.	379	2,115
Tenneco, Inc. (I)	1,435	94,280

170

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Auto Components (continued)
The Goodyear Tire & Rubber Company	5,874	$163,180
Tower International, Inc. (I)	623	22,951
TRW Automotive Holdings Corp. (I)	2,797	250,387
UQM Technologies, Inc. (I)	2,453	5,568
Visteon Corp. (I)	1,239	120,195
		3,099,540
Automobiles - 0.7%
Ford Motor Company	94,519	1,629,508
General Motors Company	33,255	1,207,158
Harley-Davidson, Inc.	5,312	371,043
Tesla Motors, Inc. (I)	2,940	705,776
Thor Industries, Inc.	1,235	70,234
Winnebago Industries, Inc. (I)	747	18,809
		4,002,528
Distributors - 0.1%
Core-Mark Holding Company, Inc.	592	27,013
Educational Development Corp.	1,013	3,981
Genuine Parts Company	3,663	321,611
LKQ Corp. (I)	7,110	189,766
Pool Corp.	1,169	66,119
VOXX International Corp. (I)	862	8,111
Weyco Group, Inc.	372	10,197
		626,798
Diversified Consumer Services - 0.2%
American Public Education, Inc. (I)	453	15,574
Apollo Education Group, Inc. (I)	2,755	86,094
Ascent Capital Group, Inc., Class A (I)	363	23,962
Bridgepoint Education, Inc. (I)	1,121	14,887
Bright Horizons Family Solutions, Inc. (I)	1,463	62,821
Capella Education Company	323	17,568
Career Education Corp. (I)	1,814	8,490
Chegg, Inc. (I)	2,115	14,890
Collectors Universe, Inc.	520	10,187
Corinthian Colleges, Inc. (I)	2,076	614
DeVry Education Group, Inc.	1,447	61,266
Education Management Corp. (I)	3,020	5,104
Graham Holdings Company, Class B	172	123,515
Grand Canyon Education, Inc. (I)	1,133	52,084
H&R Block, Inc.	6,513	218,316
Houghton Mifflin Harcourt Company (I)	3,348	64,148
ITT Educational Services, Inc. (I)	608	10,148
K12, Inc. (I)	1,084	26,092
Learning Tree International, Inc. (I)	519	1,329
LifeLock, Inc. (I)	2,000	27,920
Lincoln Educational Services Corp.	678	3,044
Matthews International Corp., Class A	755	31,385
Regis Corp.	1,321	18,600
Service Corp. International	5,207	107,889
Sotheby’s	1,604	67,352
Steiner Leisure, Ltd. (I)	379	16,407
Strayer Education, Inc. (I)	266	13,968
Universal Technical Institute, Inc.	601	7,296
Weight Watchers International, Inc.	1,290	26,019
		1,136,969
Hotels, Restaurants & Leisure - 2.3%
Ambassadors Group, Inc. (I)	714	3,292
ARAMARK Holdings Corp.	5,274	136,491
Bally Technologies, Inc. (I)	954	62,697
BJ’s Restaurants, Inc. (I)	673	23,494
Bloomin’ Brands, Inc. (I)	2,978	66,797
Bob Evans Farms, Inc.	638	31,932

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp. (I)	2,796	$33,915
Bravo Brio Restaurant Group, Inc. (I)	563	8,788
Brinker International, Inc.	1,629	79,251
Buffalo Wild Wings, Inc. (I)	478	79,209
Burger King Worldwide, Inc.	8,261	224,864
Caesars Entertainment Corp. (I)	3,301	59,682
Carnival Corp.	14,093	530,601
Carrols Restaurant Group, Inc. (I)	1,012	7,205
Cedar Fair LP	1,413	74,748
Chipotle Mexican Grill, Inc. (I)	735	435,495
Choice Hotels International, Inc.	1,424	67,085
Churchill Downs, Inc.	455	41,000
Chuy’s Holdings, Inc. (I)	526	19,094
ClubCorp Holdings, Inc.	1,666	30,888
Cracker Barrel Old Country Store, Inc.	600	59,742
Darden Restaurants, Inc.	3,087	142,835
Del Frisco’s Restaurant Group, Inc. (I)	746	20,560
Diamond Resorts International, Inc. (I)	1,862	43,329
DineEquity, Inc.	453	36,009
Domino’s Pizza, Inc.	1,357	99,183
Dover Downs Gaming
& Entertainment, Inc. (I)	2,511	3,440
Dunkin’ Brands Group, Inc.	2,520	115,441
Einstein Noah Restaurant Group, Inc.	822	13,201
Extended Stay America, Inc.	4,390	101,672
Famous Dave’s of America, Inc. (I)	354	10,160
Fiesta Restaurant Group, Inc. (I)	623	28,913
Hilton Worldwide Holdings, Inc. (I)	23,481	547,107
Hyatt Hotels Corp., Class A (I)	3,677	224,223
Ignite Restaurant Group, Inc. (I)	1,066	15,521
International Game Technology	6,105	97,131
International Speedway Corp., Class A	1,141	37,972
Interval Leisure Group, Inc.	1,455	31,923
Isle of Capri Casinos, Inc. (I)	996	8,526
Jack in the Box, Inc.	1,138	68,098
Jamba, Inc. (I)	541	6,546
Krispy Kreme Doughnuts, Inc. (I)	1,678	26,814
Las Vegas Sands Corp.	19,655	1,498,104
Life Time Fitness, Inc. (I)	1,011	49,276
Luby’s, Inc. (I)	958	5,633
Marriott International, Inc., Class A	7,170	459,597
Marriott Vacations Worldwide Corp. (I)	845	49,542
McDonald’s Corp.	23,770	2,394,590
MGM Resorts International (I)	11,748	310,147
Morgans Hotel Group Company (I)	1,054	8,358
MTR Gaming Group, Inc. (I)	755	4,039
Multimedia Games Holding Company, Inc. (I)	748	22,171
Nathan’s Famous, Inc. (I)	239	12,951
Noodles & Company (I)	785	26,996
Norwegian Cruise Line Holdings, Ltd. (I)	4,863	154,157
Panera Bread Company, Class A (I)	709	106,229
Papa John’s International, Inc.	1,112	47,138
Penn National Gaming, Inc. (I)	1,750	21,245
Pinnacle Entertainment, Inc. (I)	1,364	34,346
Popeyes Louisiana Kitchen, Inc. (I)	656	28,674
Potbelly Corp. (I)	678	10,821
Red Robin Gourmet Burgers, Inc. (I)	383	27,270
Rick’s Cabaret International, Inc. (I)	508	5,187
Royal Caribbean Cruises, Ltd.	5,278	293,457
Ruby Tuesday, Inc. (I)	1,530	11,613
Ruth’s Hospitality Group, Inc.	1,218	15,042
Scientific Games Corp., Class A (I)	2,110	23,463
SeaWorld Entertainment, Inc.	2,292	64,932

171

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Six Flags Entertainment Corp.	2,270	$96,589
Sonic Corp. (I)	1,141	25,193
Speedway Motorsports, Inc.	1,275	23,269
Starbucks Corp.	17,995	1,392,453
Starwood Hotels & Resorts Worldwide, Inc.	4,638	374,843
Texas Roadhouse, Inc.	1,780	46,280
The Cheesecake Factory, Inc.	1,368	63,503
The Marcus Corp.	1,040	18,980
The Wendy’s Company	9,313	79,440
Town Sports International Holdings, Inc.	871	5,792
Vail Resorts, Inc.	847	65,371
Wyndham Worldwide Corp.	3,165	239,654
Wynn Resorts, Ltd.	2,431	504,578
Yum! Brands, Inc.	10,624	862,669
		13,238,466
Household Durables - 0.5%
Beazer Homes USA, Inc. (I)	590	12,378
Blyth, Inc.	424	3,299
Cavco Industries, Inc. (I)	228	19,448
CSS Industries, Inc.	310	8,175
D.R. Horton, Inc.	7,767	190,913
Ethan Allen Interiors, Inc.	771	19,075
Furniture Brands International, Inc. (I)	263	5
Harman International Industries, Inc.	1,598	171,673
Helen of Troy, Ltd. (I)	851	51,596
Hovnanian Enterprises, Inc., Class A (I)	3,216	16,562
iRobot Corp. (I)	671	27,477
Jarden Corp. (I)	3,017	179,059
KB Home	2,395	44,739
Kid Brands, Inc. (I)	1,087	7
La-Z-Boy, Inc.	1,265	29,310
Leggett & Platt, Inc.	3,381	115,901
Lennar Corp., Class A	4,628	194,283
Libbey, Inc. (I)	573	15,265
M/I Homes, Inc. (I)	794	19,270
MDC Holdings, Inc.	1,172	35,500
Meritage Homes Corp. (I)	836	35,288
Mohawk Industries, Inc. (I)	1,719	237,806
NACCO Industries, Inc., Class A	208	10,525
Newell Rubbermaid, Inc.	6,880	213,211
NVR, Inc. (I)	111	127,717
PulteGroup, Inc.	9,330	188,093
Skullcandy, Inc. (I)	724	5,249
Standard Pacific Corp. (I)	6,946	59,736
Taylor Morrison Home Corp., Class A (I)	3,050	68,381
Tempur Sealy International, Inc. (I)	1,438	85,849
The Ryland Group, Inc.	1,096	43,226
Toll Brothers, Inc. (I)	4,194	154,759
TRI Pointe Homes, Inc. (I)	986	15,500
Tupperware Brands Corp.	1,244	104,123
Universal Electronics, Inc. (I)	417	20,383
Whirlpool Corp.	1,879	261,594
William Lyon Homes, Class A (I)	882	26,848
		2,812,223
Internet & Catalog Retail - 1.2%
1-800-Flowers.com, Inc., Class A (I)	2,046	11,867
Amazon.com, Inc. (I)	10,978	3,565,435
Blue Nile, Inc. (I)	298	8,344
CafePress, Inc. (I)	462	2,389
Expedia, Inc.	3,163	249,118
Gaiam, Inc., Class A (I)	955	7,334
Groupon, Inc. (I)	16,033	106,138

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet & Catalog Retail (continued)
HomeAway, Inc. (I)	2,080	$72,426
HSN, Inc.	1,254	74,287
Lands’ End, Inc. (I)	774	25,991
Liberty Interactive Corp., Series A (I)	13,494	396,184
Liberty Ventures, Series A (I)	1,548	114,242
Netflix, Inc. (I)	1,419	625,211
Nutrisystem, Inc.	805	13,774
Orbitz Worldwide, Inc. (I)	2,566	22,837
Overstock.com, Inc. (I)	704	11,102
RetailMeNot, Inc. (I)	1,273	33,875
Shutterfly, Inc. (I)	874	37,634
The Priceline Group, Inc. (I)	1,234	1,484,502
TripAdvisor, Inc. (I)	3,127	339,780
US Auto Parts Network, Inc. (I)	1,067	3,852
ValueVision Media, Inc., Class A (I)	1,151	5,743
Vitacost.com, Inc. (I)	888	5,559
zulily, Inc., Class A (I)	2,964	121,376
		7,339,000
Leisure Products - 0.1%
Arctic Cat, Inc.	418	16,478
Black Diamond, Inc. (I)	814	9,133
Brunswick Corp.	2,230	93,950
Callaway Golf Company	2,390	19,885
Hasbro, Inc.	3,067	162,704
LeapFrog Enterprises, Inc. (I)	1,585	11,650
Marine Products Corp.	1,228	10,192
Mattel, Inc.	8,154	317,761
Nautilus, Inc. (I)	985	10,924
Polaris Industries, Inc.	1,640	213,594
Smith & Wesson Holding Corp. (I)	1,795	26,099
Sturm Ruger & Company, Inc.	479	28,266
		920,636
Media - 3.7%
AH Belo Corp., Class A	745	8,828
AMC Entertainment Holdings, Inc., Class A	2,380	59,191
AMC Networks, Inc., Class A (I)	1,778	109,329
Ballantyne Strong, Inc. (I)	629	2,629
Cablevision Systems Corp., Class A	6,588	116,278
Carmike Cinemas, Inc. (I)	672	23,607
CBS Corp., Class B	14,417	895,872
Charter Communications, Inc., Class A (I)	2,469	391,040
Cinemark Holdings, Inc.	2,760	97,594
Clear Channel Outdoor Holdings, Inc., Class A	8,558	70,004
Comcast Corp., Class A	62,395	3,349,364
Crown Media Holdings, Inc., Class A (I)	6,814	24,735
Cumulus Media, Inc., Class A (I)	4,591	30,255
DIRECTV (I)	12,665	1,076,652
Discovery Communications, Inc., Class A (I)	5,789	430,007
DISH Network Corp., Class A (I)	10,904	709,632
Dolan Co/the (I)	898	55
DreamWorks Animation
SKG, Inc., Class A (I)	2,049	47,660
Entercom Communications Corp., Class A (I)	1,104	11,846
Entravision Communications Corp., Class A	1,922	11,955
Gannett Company, Inc.	5,540	173,457
Gray Television, Inc. (I)	1,733	22,754
Harte-Hanks, Inc.	2,038	14,653
Hemisphere Media Group Inc (I)	1,373	17,245
John Wiley & Sons, Inc., Class A	1,356	82,160
Journal Communications, Inc., Class A (I)	1,356	12,028
Lamar Advertising Company, Class A	2,209	117,077
Liberty Global PLC, Series A (I)	9,361	413,943

172

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
Liberty Global PLC, Series C (I)	9,361	$396,064
Liberty Media Corp., Series A (I)	2,628	359,195
Lions Gate Entertainment Corp.	3,487	99,658
Live Nation Entertainment, Inc. (I)	4,633	114,389
Loral Space & Communications, Inc. (I)	552	40,125
Media General, Inc. (I)	2,000	41,060
Meredith Corp.	1,111	53,728
Morningstar, Inc.	1,144	82,151
National CineMedia, Inc.	1,475	25,827
New Media Investment Group, Inc. (I)	588	8,297
News Corp., Class A (I)	13,885	249,097
Nexstar Broadcasting Group, Inc., Class A	731	37,727
NTN Buzztime, Inc. (I)	6,691	3,550
Omnicom Group, Inc.	6,175	439,784
ReachLocal, Inc. (I)	903	6,348
Regal Entertainment Group, Class A	3,768	79,505
Rentrak Corp. (I)	316	16,574
Saga Communications, Inc., Class A	236	10,082
Scholastic Corp.	891	30,374
Scripps Networks Interactive, Inc., Class A	3,449	279,852
SFX Entertainment, Inc. (I)	1,933	15,657
Sinclair Broadcast Group, Inc., Class A	2,413	83,852
Sirius XM Holdings, Inc. (I)	148,791	514,817
Sizmek, Inc. (I)	594	5,661
Starz, Class A (I)	2,742	81,684
The EW Scripps Company, Class A (I)	1,602	33,898
The Interpublic Group of Companies, Inc.	9,986	194,827
The Madison Square Garden, Inc., Class A (I)	1,857	115,970
The McClatchy Company, Class A (I)	2,673	14,835
The New York Times Company, Class A	3,548	53,965
The Walt Disney Company	42,177	3,616,256
Thomson Reuters Corp.	19,581	711,965
Time Warner Cable, Inc.	6,801	1,001,787
Time Warner, Inc.	21,847	1,534,752
Time, Inc. (I)	2,730	66,121
Twenty-First Century Fox, Inc., Class A	54,936	1,931,000
Value Line, Inc.	890	14,961
Viacom, Inc., Class B	10,666	925,062
World Wrestling Entertainment, Inc., Class A	1,906	22,739
		21,633,046
Multiline Retail - 0.6%
Big Lots, Inc. (I)	1,333	60,918
Burlington Stores, Inc. (I)	1,886	60,088
Dillard’s, Inc., Class A	1,068	124,539
Dollar General Corp. (I)	7,694	441,328
Dollar Tree, Inc. (I)	5,307	289,019
Family Dollar Stores, Inc.	2,697	178,380
Gordmans Stores, Inc.	629	2,705
J.C. Penney Company, Inc. (I)	7,487	67,757
Kohl’s Corp.	5,117	269,564
Macy’s, Inc.	8,913	517,132
Nordstrom, Inc.	4,601	312,546
Sears Holdings Corp. (I)	2,576	102,937
Target Corp.	15,075	873,596
The Bon-Ton Stores, Inc.	475	4,897
Tuesday Morning Corp. (I)	867	15,450
		3,320,856
Specialty Retail - 2.1%
Aaron’s, Inc.	1,760	62,726
Abercrombie & Fitch Company, Class A	1,885	81,526
Advance Auto Parts, Inc.	1,706	230,174
Aeropostale, Inc. (I)	1,988	6,938

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
America’s Car-Mart, Inc. (I)	311	$12,300
American Eagle Outfitters, Inc.	4,630	51,949
ANN, Inc. (I)	1,174	48,298
Asbury Automotive Group, Inc. (I)	788	54,167
Ascena Retail Group, Inc. (I)	3,897	66,639
AutoNation, Inc. (I)	2,887	172,296
AutoZone, Inc. (I)	845	453,123
Barnes & Noble, Inc. (I)	1,472	33,547
bebe stores, Inc.	2,882	8,790
Bed Bath & Beyond, Inc. (I)	5,139	294,876
Best Buy Company, Inc.	8,097	251,088
Big 5 Sporting Goods Corp.	708	8,687
Brown Shoe Company, Inc.	1,051	30,069
Build-A-Bear Workshop, Inc. (I)	637	8,510
Cabela’s, Inc. (I)	1,645	102,648
CarMax, Inc. (I)	5,331	277,265
Chico’s FAS, Inc.	3,855	65,381
Christopher & Banks Corp. (I)	1,641	14,375
Citi Trends, Inc. (I)	426	9,142
Coldwater Creek, Inc. (I)	728	13
Conn’s, Inc. (I)	865	42,722
Dick’s Sporting Goods, Inc.	2,969	138,237
DSW, Inc., Class A	2,180	60,909
Express, Inc. (I)	2,124	36,172
Five Below, Inc. (I)	1,344	53,639
Foot Locker, Inc.	3,637	184,469
Francesca’s Holdings Corp. (I)	1,068	15,742
GameStop Corp., Class A	2,835	114,732
Genesco, Inc. (I)	586	48,128
GNC Holdings, Inc., Class A	2,254	76,861
Group 1 Automotive, Inc.	591	49,827
Guess?, Inc.	2,072	55,944
Haverty Furniture Companies, Inc.	645	16,209
hhgregg, Inc. (I)	733	7,455
Hibbett Sports, Inc. (I)	640	34,669
Kirkland’s, Inc. (I)	488	9,052
L Brands, Inc.	6,889	404,109
Lithia Motors, Inc., Class A	616	57,947
Lowe’s Companies, Inc.	25,090	1,204,069
Lumber Liquidators Holdings, Inc. (I)	689	52,330
MarineMax, Inc. (I)	667	11,166
Mattress Firm Holding Corp. (I)	808	38,582
Monro Muffler Brake, Inc.	719	38,244
Murphy USA, Inc. (I)	1,119	54,708
New York & Company, Inc. (I)	1,751	6,461
O’Reilly Automotive, Inc. (I)	2,553	384,482
Office Depot, Inc. (I)	13,244	75,358
Outerwall, Inc. (I)	657	38,993
Pacific Sunwear of California, Inc. (I)	2,141	5,096
Penske Automotive Group, Inc.	2,187	108,257
PetSmart, Inc.	2,486	148,663
Pier 1 Imports, Inc.	2,566	39,542
RadioShack Corp. (I)	2,580	2,557
Rent-A-Center, Inc.	1,268	36,366
Restoration Hardware Holdings, Inc. (I)	923	85,885
Ross Stores, Inc.	5,219	345,132
Sally Beauty Holdings, Inc. (I)	3,922	98,364
Sears Hometown and Outlet Stores, Inc. (I)	553	11,873
Select Comfort Corp. (I)	1,360	28,098
Shoe Carnival, Inc.	708	14,620
Signet Jewelers, Ltd.	1,867	206,472
Sonic Automotive, Inc., Class A	1,330	35,484
Stage Stores, Inc.	827	15,457

173

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Staples, Inc.	15,494	$167,955
Stein Mart, Inc.	1,168	16,224
Systemax, Inc. (I)	1,275	18,322
The Buckle, Inc.	1,131	50,171
The Cato Corp., Class A	724	22,372
The Children’s Place Retail Stores, Inc.	580	28,785
The Container Store Group, Inc. (I)	1,158	32,169
The Finish Line, Inc., Class A	1,184	35,212
The Gap, Inc.	10,819	449,746
The Home Depot, Inc.	33,968	2,750,049
The Men’s Wearhouse, Inc.	1,225	68,355
The Pep Boys - Manny, Moe & Jack (I)	1,341	15,368
The TJX Companies, Inc.	16,984	902,700
The Wet Seal, Inc., Class A (I)	2,075	1,888
Tiffany & Company	3,043	305,061
Tile Shop Holdings, Inc. (I)	1,280	19,571
Tilly’s, Inc., Class A (I)	677	5,443
Tractor Supply Company	3,256	196,662
TravelCenters of America, LLC (I)	761	6,758
Ulta Salon Cosmetics & Fragrance, Inc. (I)	1,522	139,126
Urban Outfitters, Inc. (I)	3,558	120,474
Vitamin Shoppe, Inc. (I)	703	30,243
West Marine, Inc. (I)	659	6,761
Williams-Sonoma, Inc.	2,357	169,185
Zumiez, Inc. (I)	769	21,217
		12,417,426
Textiles, Apparel & Luxury Goods - 0.8%
Carter’s, Inc.	1,370	94,434
Charles & Colvard, Ltd. (I)	983	2,163
Coach, Inc.	6,724	229,894
Columbia Sportswear Company	791	65,376
Crocs, Inc. (I)	2,044	30,721
Culp, Inc.	414	7,208
Deckers Outdoor Corp. (I)	863	74,503
Fossil Group, Inc. (I)	1,346	140,684
G-III Apparel Group, Ltd. (I)	510	41,647
Hanesbrands, Inc.	2,352	231,531
Iconix Brand Group, Inc. (I)	1,282	55,049
Kate Spade & Company (I)	2,991	114,077
Movado Group, Inc.	660	27,502
NIKE, Inc., Class B	21,342	1,655,072
Oxford Industries, Inc.	405	27,001
Perry Ellis International, Inc. (I)	451	7,865
PVH Corp.	1,924	224,338
Quiksilver, Inc. (I)	4,192	15,007
Ralph Lauren Corp.	2,143	344,359
RG Barry Corp.	417	7,902
Rocky Brands, Inc.	382	5,436
Skechers U.S.A., Inc., Class A (I)	1,206	55,114
Steven Madden, Ltd. (I)	1,684	57,761
Tumi Holdings, Inc. (I)	1,612	32,450
Under Armour, Inc., Class A (I)	5,036	299,592
Vera Bradley, Inc. (I)	970	21,214
VF Corp.	10,534	663,642
Vince Holding Corp. (I)	896	32,812
Wolverine World Wide, Inc.	2,360	61,502
		4,625,856
		75,173,344
Consumer Staples - 8.4%
Beverages - 1.7%
Brown-Forman Corp., Class B	5,110	481,209

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Coca-Cola Bottling Company Consolidated	249	$18,344
Coca-Cola Enterprises, Inc.	6,333	302,591
Constellation Brands, Inc., Class A (I)	4,502	396,761
Craft Brew Alliance, Inc. (I)	889	9,832
Dr. Pepper Snapple Group, Inc.	4,825	282,649
MGP Ingredients, Inc.	667	5,309
Molson Coors Brewing Company, Class B	3,871	287,073
Monster Beverage Corp. (I)	3,988	283,268
National Beverage Corp. (I)	1,122	21,228
PepsiCo, Inc.	36,778	3,285,747
Primo Water Corp. (I)	1,119	5,338
The Boston Beer Company, Inc., Class A (I)	305	68,174
The Coca-Cola Company	105,928	4,487,110
		9,934,633
Food & Staples Retailing - 2.3%
Casey’s General Stores, Inc.	899	63,191
Costco Wholesale Corp.	10,511	1,210,447
CVS Caremark Corp.	28,644	2,158,898
Fairway Group Holdings Corp. (I)	1,029	6,843
Ingles Markets, Inc., Class A	885	23,320
Natural Grocers by Vitamin Cottage, Inc. (I)	638	13,660
PriceSmart, Inc.	723	62,930
Rite Aid Corp. (I)	21,573	154,678
Roundy’s, Inc.	1,700	9,367
Safeway, Inc.	5,927	203,533
SpartanNash Company	915	19,224
Sprouts Farmers Market, Inc. (I)	3,470	113,538
SUPERVALU, Inc. (I)	6,097	50,117
Susser Holdings Corp. (I)	522	42,136
Sysco Corp.	14,065	526,734
The Andersons, Inc.	712	36,725
The Chefs’ Warehouse, Inc. (I)	749	14,808
The Fresh Market, Inc. (I)	1,153	38,591
The Kroger Company	12,272	606,605
The Pantry, Inc. (I)	626	10,141
United Natural Foods, Inc. (I)	1,228	79,943
Village Super Market, Inc., Class A	492	11,626
Wal-Mart Stores, Inc.	77,744	5,836,242
Walgreen Company	22,733	1,685,197
Weis Markets, Inc.	672	30,731
Whole Foods Market, Inc.	8,894	343,575
		13,352,800
Food Products - 1.7%
Alico, Inc.	249	9,335
Annie’s, Inc. (I)	479	16,200
Archer-Daniels-Midland Company	15,778	695,968
B&G Foods, Inc.	1,268	41,451
Boulder Brands, Inc. (I)	1,484	21,043
Bunge, Ltd.	3,462	261,866
Cal-Maine Foods, Inc.	631	46,896
Campbell Soup Company	7,460	341,743
Chiquita Brands International, Inc. (I)	1,173	12,727
ConAgra Foods, Inc.	9,989	296,474
Darling International, Inc. (I)	3,756	78,500
Dean Foods Company	2,386	41,970
Diamond Foods, Inc. (I)	559	15,764
Farmer Brothers Company (I)	451	9,746
Flowers Foods, Inc.	4,909	103,482
Fresh Del Monte Produce, Inc.	1,412	43,278
General Mills, Inc.	15,190	798,083
Hillshire Brands Company	2,952	183,910
Hormel Foods Corp.	6,255	308,684

174

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food Products (continued)
Ingredion, Inc.	1,762	$132,220
J&J Snack Foods Corp.	475	44,707
John B. Sanfilippo & Son, Inc.	540	14,294
Kellogg Company	8,666	569,356
Keurig Green Mountain, Inc.	3,547	441,992
Kraft Foods Group, Inc.	14,126	846,854
Lancaster Colony Corp.	662	62,996
Lifeway Foods, Inc.	675	9,437
Limoneira Company	516	11,337
McCormick & Company, Inc.	3,098	221,786
Mead Johnson Nutrition Company	4,808	447,961
Mondelez International, Inc., Class A	42,362	1,593,235
Omega Protein Corp. (I)	623	8,523
Pilgrim’s Pride Corp. (I)	6,123	167,525
Pinnacle Foods, Inc.	2,625	86,363
Post Holdings, Inc. (I)	755	38,437
Rocky Mountain Chocolate Factory, Inc.	577	7,611
Sanderson Farms, Inc.	556	54,043
Seaboard Corp. (I)	28	84,568
Snyder’s-Lance, Inc.	1,674	44,294
The Hain Celestial Group, Inc. (I)	1,144	101,519
The Hershey Company	5,329	518,885
The J.M. Smucker Company	2,511	267,597
The WhiteWave Foods Company, Class A (I)	4,945	160,070
Tootsie Roll Industries, Inc.	1,583	46,604
TreeHouse Foods, Inc. (I)	857	68,620
Tyson Foods, Inc., Class A	8,331	312,746
		9,690,700
Household Products - 1.4%
Central Garden & Pet Company, Class A (I)	1,353	12,448
Church & Dwight Company, Inc.	3,258	227,897
Colgate-Palmolive Company	22,143	1,509,710
Energizer Holdings, Inc.	1,475	179,994
Harbinger Group, Inc. (I)	3,397	43,142
Kimberly-Clark Corp.	9,114	1,013,659
Oil-Dri Corp. of America	272	8,315
Orchids Paper Products Company	291	9,324
The Clorox Company (L)	3,075	281,055
The Procter & Gamble Company	65,169	5,121,632
WD-40 Company	367	27,606
		8,434,782
Personal Products - 0.2%
Avon Products, Inc.	10,413	152,134
Coty, Inc., Class A	9,109	156,037
Elizabeth Arden, Inc. (I)	729	15,615
Herbalife, Ltd. (L)	2,412	155,670
Inter Parfums, Inc.	827	24,438
Mannatech, Inc. (I)	243	2,943
Medifast, Inc. (I)	495	15,053
Nature’s Sunshine Products, Inc.	565	9,588
Nu Skin Enterprises, Inc., Class A	1,393	103,026
Revlon, Inc., Class A (I)	1,331	40,596
Rock Creek Pharmaceuticals Inc (I)	4,147	2,447
Synutra International, Inc. (I)	1,786	11,984
The Estee Lauder Companies, Inc., Class A	9,258	687,499
The Female Health Company	941	5,185
USANA Health Sciences, Inc. (I)	326	25,474
		1,407,689
Tobacco - 1.1%
Altria Group, Inc.	47,883	2,008,213
Lorillard, Inc.	8,882	541,536

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Tobacco (continued)
Philip Morris International, Inc.	38,410	$3,238,347
Reynolds American, Inc.	12,997	784,369
Universal Corp.	512	28,339
Vector Group, Ltd.	2,385	49,322
		6,650,126
		49,470,730
Energy - 11.2%
Energy Equipment & Services - 1.8%
Atwood Oceanics, Inc. (I)	1,533	80,452
Baker Hughes, Inc.	10,592	788,574
Basic Energy Services, Inc. (I)	1,040	30,389
Bristow Group, Inc.	854	68,849
C&J Energy Services, Inc. (I)	1,221	41,245
Cameron International Corp. (I)	5,850	396,104
CARBO Ceramics, Inc.	550	84,766
Dawson Geophysical Company	235	6,733
Diamond Offshore Drilling, Inc.	3,274	162,489
Dresser-Rand Group, Inc. (I)	1,769	112,738
Dril-Quip, Inc. (I)	985	107,601
Era Group, Inc. (I)	481	13,795
Exterran Holdings, Inc.	1,574	70,814
Exterran Partners LP	1,288	36,425
FMC Technologies, Inc. (I)	5,664	345,900
Forum Energy Technologies, Inc. (I)	2,178	79,345
Geospace Technologies Corp. (I)	318	17,515
Global Geophysical Services, Inc. (I)	769	31
Gulf Island Fabrication, Inc.	473	10,179
Gulfmark Offshore, Inc., Class A	652	29,457
Halliburton Company	20,454	1,452,439
Helix Energy Solutions Group, Inc. (I)	2,492	65,565
Helmerich & Payne, Inc.	2,554	296,545
Hercules Offshore, Inc. (I)	4,030	16,201
Hornbeck Offshore Services, Inc. (I)	906	42,510
ION Geophysical Corp. (I)	3,857	16,277
Key Energy Services, Inc. (I)	3,596	32,867
Matrix Service Company (I)	756	24,789
McDermott International, Inc. (I)	5,524	44,689
Mitcham Industries, Inc. (I)	331	4,627
Nabors Industries, Ltd.	6,944	203,945
National Oilwell Varco, Inc.	10,201	840,052
Natural Gas Services Group, Inc. (I)	382	12,629
Newpark Resources, Inc. (I)	2,364	29,455
Nuverra Environmental Solutions, Inc. (I)	513	10,316
Oceaneering International, Inc.	2,591	202,435
Oil States International, Inc. (I)	1,333	85,432
Parker Drilling Company (I)	3,008	19,612
Patterson-UTI Energy, Inc.	3,410	119,145
PHI, Inc. (I)	416	18,541
Pioneer Energy Services Corp. (I)	1,558	27,327
RigNet, Inc. (I)	493	26,533
Rowan Companies PLC, Class A	2,839	90,649
RPC, Inc.	5,171	121,467
Schlumberger, Ltd.	31,545	3,720,733
SEACOR Holdings, Inc. (I)	481	39,562
Superior Energy Services, Inc.	3,906	141,163
Tesco Corp.	1,032	22,023
TETRA Technologies, Inc. (I)	2,105	24,797
Tidewater, Inc.	1,167	65,527
Unit Corp. (I)	1,166	80,256
USA Compression Partners LP	682	17,514
Vantage Drilling Company (I)	6,701	12,866

175

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Willbros Group, Inc. (I)	1,365	$16,858
		10,428,747
Oil, Gas & Consumable Fuels - 9.4%
Abraxas Petroleum Corp. (I)	2,156	13,497
Alliance Holdings GP LP	1,431	92,714
Alliance Resource Partners LP	1,816	84,716
Alon USA Energy, Inc.	1,778	22,118
Alon USA Partners LP	1,451	26,016
Alpha Natural Resources, Inc. (I)	5,125	19,014
American Midstream Partners LP	539	15,545
Amyris, Inc. (I)	2,249	8,389
Anadarko Petroleum Corp.	12,026	1,316,486
Antero Resources Corp. (I)	6,276	411,894
Apache Corp.	9,521	958,003
Apco Oil and Gas International, Inc. (I)	707	10,202
Approach Resources, Inc. (I)	931	21,162
Arch Coal, Inc.	5,005	18,268
Athlon Energy, Inc. (I)	2,049	97,737
Atlas Energy LP	1,261	56,594
Atlas Pipeline Partners LP	1,749	60,166
Bill Barrett Corp. (I)	1,147	30,717
Blueknight Energy Partners LP	1,795	16,370
Boardwalk Pipeline Partners LP	5,799	107,282
Bonanza Creek Energy, Inc. (I)	949	54,273
BP Prudhoe Bay Royalty Trust	563	55,703
BPZ Resources, Inc. (I)	3,316	10,213
BreitBurn Energy Partners LP	2,729	60,365
Buckeye Partners LP	2,517	209,062
Cabot Oil & Gas Corp.	10,038	342,697
Callon Petroleum Company (I)	905	10,543
Calumet Specialty Products Partners LP	1,718	54,632
Carrizo Oil & Gas, Inc. (I)	1,120	77,571
Ceres, Inc. (I)	621	414
Cheniere Energy Partners LP	8,080	266,963
Cheniere Energy, Inc. (I)	5,686	407,686
Chesapeake Energy Corp.	15,990	496,969
Chevron Corp.	46,076	6,015,222
Cimarex Energy Company	2,076	297,823
Clayton Williams Energy, Inc. (I)	345	47,393
Clean Energy Fuels Corp. (I)	2,565	30,062
Cloud Peak Energy, Inc. (I)	1,465	26,985
Cobalt International Energy, Inc. (I)	9,972	182,986
Comstock Resources, Inc.	1,203	34,695
Concho Resources, Inc. (I)	2,499	361,106
ConocoPhillips	29,312	2,512,918
CONSOL Energy, Inc.	5,391	248,363
Contango Oil & Gas Company (I)	413	17,474
Continental Resources, Inc. (I)	4,464	705,491
Crestwood Equity Partners LP	4,062	60,402
Crestwood Midstream Partners LP	3,987	87,993
CVR Refining LP	3,587	89,711
DCP Midstream Partners LP	2,088	119,016
Delek Logistics Partners LP	482	16,639
Delek US Holdings, Inc.	1,438	40,595
Denbury Resources, Inc.	8,963	165,457
Devon Energy Corp.	9,713	771,212
DHT Holdings, Inc.	104	749
Diamondback Energy, Inc. (I)	1,126	99,989
Dorchester Minerals LP	858	26,203
Eagle Rock Energy Partners LP	3,560	17,729
El Paso Pipeline Partners LP	5,240	189,845
Emerald Oil, Inc. (I)	1,745	13,349
Emerge Energy Services LP	626	66,231

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Enbridge Energy Management LLC	1,679	$59,185
Enbridge Energy Partners LP	6,044	223,205
Endeavour International Corp. (I)	1,197	1,640
Energen Corp.	1,687	149,941
Energy Transfer Equity LP	13,488	794,983
Energy Transfer Partners LP	8,825	511,585
Energy XXI Bermuda, Ltd.	2,405	56,830
Enlink Midstream LLC	1,219	50,784
Enlink Midstream Partners LP	2,132	67,009
Enterprise Products Partners LP	21,173	1,657,634
EOG Resources, Inc.	13,034	1,523,153
EQT Corp.	3,581	382,809
EQT Midstream Partners LP	701	67,815
EV Energy Partner LP	1,224	48,495
Evolution Petroleum Corp.	1,206	13,206
EXCO Resources, Inc.	6,714	39,545
Exxon Mobil Corp.	104,736	10,544,820
Forest Oil Corp. (I)	2,769	6,313
FX Energy, Inc. (I)	1,516	5,473
Gastar Exploration, Inc. (I)	1,854	16,148
Genesis Energy LP	2,112	118,356
Gevo, Inc.	551	474
Global Partners LP	689	27,994
Goodrich Petroleum Corp. (I)	1,175	32,430
Green Plains Renewable Energy, Inc.	797	26,197
Gulf Coast Ultra Deep Royalty Trust	4,194	12,288
Gulfport Energy Corp.	2,005	125,914
Halcon Resources Corp. (I)	10,236	74,620
Harvest Natural Resources, Inc. (I)	980	4,890
Hess Corp.	8,082	799,229
Holly Energy Partners LP	1,400	48,146
HollyFrontier Corp.	4,785	209,057
Houston American Energy Corp. (I)	690	317
Hugoton Royalty Trust	1,047	11,496
Hyperdynamics Corp.	479	1,557
Isramco, Inc.	58	7,373
James River Coal Company	776	303
Jones Energy, Inc., Class A (I)	1,547	31,714
Kinder Morgan Energy Partners LP	7,187	590,843
Kinder Morgan Management LLC	2,902	229,055
Kinder Morgan, Inc.	24,781	898,559
KiOR, Inc., Class A	2,519	907
Kodiak Oil & Gas Corp. (I)	6,366	92,625
Laredo Petroleum, Inc. (I)	3,465	107,346
Legacy Reserves LP	1,481	46,266
Linn Energy LLC	7,709	249,386
LinnCo LLC	3,131	97,969
Magellan Midstream Partners LP	5,376	451,799
Magnum Hunter Resources Corp. (I)	4,207	34,497
Marathon Oil Corp.	16,760	669,059
Marathon Petroleum Corp.	7,252	566,164
MarkWest Energy Partners LP	3,423	245,018
Martin Midstream Partners LP	644	26,520
Matador Resources Company (I)	1,588	46,497
Memorial Production Partners LP	1,307	31,682
Mid-Con Energy Partners LP	454	10,537
Midcoast Energy Partners LP	1,319	29,018
Midstates Petroleum Company, Inc. (I)	1,497	10,823
Miller Energy Resources, Inc. (I)	1,008	6,451
MPLX LP	1,855	119,648
Murphy Oil Corp.	4,394	292,113
Natural Resource Partners LP	2,561	42,436
Newfield Exploration Company (I)	3,225	142,545

176

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Niska Gas Storage Partners LLC	938	$14,436
Noble Energy, Inc.	8,595	665,769
Northern Oil and Gas, Inc. (I)	1,562	25,445
Northern Tier Energy LP	2,283	61,047
NuStar Energy LP	1,800	111,618
NuStar GP Holdings LLC	1,048	40,987
Oasis Petroleum, Inc.	2,408	134,583
Occidental Petroleum Corp.	19,261	1,976,756
Oiltanking Partners LP	1,032	97,452
ONEOK Partners LP	5,462	320,073
ONEOK, Inc.	4,916	334,681
Oxford Resource Partners LP (I)	353	297
Pacific Ethanol, Inc. (I)	234	3,578
Panhandle Oil and Gas, Inc., Class A	319	17,874
PBF Energy, Inc., Class A	1,270	33,846
PDC Energy, Inc. (I)	875	55,256
Peabody Energy Corp.	6,575	107,501
Penn Virginia Corp. (I)	1,811	30,696
Petroquest Energy, Inc. (I)	1,669	12,551
Phillips 66	14,525	1,168,246
Phillips 66 Partners LP	793	59,919
Pioneer Natural Resources Company	3,518	808,472
Plains All American Pipeline LP	8,364	502,258
Plains GP Holdings LP, Class A	14,548	465,391
QEP Midstream Partners LP	1,424	36,668
QEP Resources, Inc.	4,227	145,832
Quicksilver Resources, Inc. (I)	4,280	11,428
Range Resources Corp.	3,878	337,192
Regency Energy Partners LP	7,416	238,869
Resolute Energy Corp. (I)	2,211	19,103
Rex Energy Corp. (I)	1,246	22,067
Rhino Resource Partners LP	453	6,374
Rose Rock Midstream LP	710	38,794
Rosetta Resources, Inc. (I)	1,418	77,777
Sanchez Energy Corp. (I)	1,164	43,755
SandRidge Energy, Inc. (I)	12,337	88,210
SandRidge Mississippian Trust	505	3,283
SemGroup Corp., Class A	1,031	81,294
Ship Finance International, Ltd.	2,094	38,927
SM Energy Company	1,585	133,299
Solazyme, Inc. (I)	1,538	18,118
Southcross Energy Partners LP	382	8,786
Southwestern Energy Company (I)	8,377	381,070
Spectra Energy Corp.	15,904	675,602
Spectra Energy Partners LP	6,722	358,619
Stone Energy Corp. (I)	1,292	60,453
Summit Midstream Partners LP	759	38,595
Sunoco Logistics Partners LP	4,914	231,499
Susser Petroleum Partners LP	451	21,165
Swift Energy Company (I)	1,049	13,616
Synergy Resources Corp. (I)	2,178	28,859
Syntroleum Corp.	371	1,243
Tallgrass Energy Partners LP	775	30,070
Targa Resources Corp.	1,000	139,570
Targa Resources Partners LP	2,599	186,920
TC PipeLines LP	1,481	76,508
Teekay Corp.	1,672	104,082
Tesoro Corp.	3,174	186,219
Tesoro Logistics LP	922	67,675
The Williams Companies, Inc.	16,266	946,844
Transmontaigne Partners LP	519	22,706
Triangle Petroleum Corp. (I)	2,167	25,462
Ultra Petroleum Corp. (I)	3,707	110,061

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Uranerz Energy Corp.	2,497	$3,696
Uranium Energy Corp.	2,161	3,371
Uranium Resources, Inc.	370	955
US Energy Corp.	1,052	4,555
USEC, Inc. (I)	123	373
VAALCO Energy, Inc. (I)	1,471	10,635
Valero Energy Corp.	12,882	645,388
Valero Energy Partners LP	1,400	70,434
Voc Energy Trust	763	13,024
W&T Offshore, Inc.	1,817	29,744
Warren Resources, Inc. (I)	2,903	17,999
Western Gas Equity Partners LP	5,115	320,711
Western Gas Partners LP	2,660	203,437
Western Refining Logistics LP	1,214	39,710
Western Refining, Inc.	1,929	72,434
Westmoreland Coal Company (I)	735	26,666
Whiting Petroleum Corp. (I)	2,857	229,274
Williams Partners LP	10,453	567,493
World Fuel Services Corp.	1,687	83,051
World Point Terminals LP	1,085	20,322
WPX Energy, Inc. (I)	4,651	111,205
ZaZa Energy Corp. (I)	2,524	2,221
Zion Oil & Gas, Inc.	1,070	2,215
		55,054,569
		65,483,316
Financials - 16.5%
Banks - 5.2%
American National Bankshares, Inc.	556	12,082
AmeriServ Financial, Inc.	1,409	4,903
Arrow Financial Corp.	726	18,832
Associated Banc-Corp.	3,794	68,596
BancorpSouth, Inc.	2,419	59,435
Bank of America Corp.	255,759	3,931,016
Bank of Hawaii Corp.	1,017	59,688
Bank of Kentucky Financial Corp.	452	15,725
Bank of Marin Bancorp, Class A	415	18,920
Bank of the Ozarks, Inc.	1,882	62,953
BankUnited, Inc.	2,340	78,343
Banner Corp.	543	21,519
Bar Harbor Bankshares	390	10,873
BB&T Corp.	16,801	662,463
BBCN Bancorp, Inc.	2,160	34,452
BCB Bancorp, Inc.	448	6,057
BNC Bancorp	972	16,592
BOK Financial Corp.	1,604	106,826
Boston Private Financial Holdings, Inc.	2,048	27,525
Bridge Bancorp, Inc.	667	16,001
Bridge Capital Holdings (I)	1,106	26,776
Bryn Mawr Bank Corp.	664	19,336
BSB Bancorp, Inc.	519	8,906
C&F Financial Corp.	168	6,046
Cardinal Financial Corp.	1,099	20,288
Cascade Bancorp (I)	981	5,111
Cathay General Bancorp	1,995	50,992
Centerstate Banks, Inc.	1,478	16,554
Central Pacific Financial Corp.	1,283	25,468
Century Bancorp, Inc., Class A	214	7,563
Chemical Financial Corp.	849	23,840
CIT Group, Inc.	4,779	218,687
Citigroup, Inc.	72,711	3,424,688
Citizens & Northern Corp.	512	9,979
City Holding Company	491	22,154

177

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
City National Corp.	1,285	$97,352
CNB Financial Corp.	576	9,677
Columbia Banking System, Inc.	1,354	35,624
Comerica, Inc.	4,409	221,155
Commerce Bancshares, Inc.	2,228	103,602
Community Bank Systems, Inc.	963	34,861
Community Trust Bancorp, Inc.	616	21,080
CommunityOne Bancorp (I)	587	5,694
Customers Bancorp, Inc. (I)	972	19,450
CVB Financial Corp.	2,517	40,348
Eagle Bancorp, Inc. (I)	732	24,705
East West Bancorp, Inc.	3,355	117,391
Enterprise Financial Services Corp.	772	13,942
Fidelity Southern Corp.	724	9,405
Fifth Third Bancorp	21,145	451,446
Financial Institutions, Inc.	569	13,326
First BanCorp Puerto Rico (I)	5,138	27,951
First Busey Corp.	2,456	14,269
First Citizens BancShares, Inc., Class A	237	58,065
First Commonwealth Financial Corp.	2,939	27,098
First Community Bancshares, Inc.	550	7,882
First Financial Bancorp	1,424	24,507
First Financial Bankshares, Inc.	1,630	51,133
First Horizon National Corp.	5,425	64,341
First Interstate Bancsystem, Inc.	1,225	33,296
First Merchants Corp.	1,104	23,339
First Midwest Bancorp, Inc.	1,885	32,102
First NBC Bank Holding Company (I)	634	21,245
First Niagara Financial Group, Inc.	8,115	70,925
First Republic Bank	3,098	170,359
First Security Group, Inc. (I)	2,065	4,481
FirstMerit Corp.	4,075	80,481
Flushing Financial Corp.	852	17,509
FNB Corp.	3,815	48,908
Frost Bankers, Inc.	1,353	107,455
Fulton Financial Corp.	4,816	59,670
German American Bancorp, Inc.	467	12,646
Glacier Bancorp, Inc.	1,833	52,021
Great Southern Bancorp, Inc.	611	19,583
Hampton Roads Bankshares, Inc. (I)	4,502	7,788
Hancock Holding Company	1,962	69,298
Hanmi Financial Corp.	938	19,773
Heartland Financial USA, Inc.	637	15,753
Heritage Commerce Corp.	1,059	8,652
Heritage Financial Corp.	1,574	25,326
Home BancShares, Inc.	1,601	52,545
Huntington Bancshares, Inc.	19,533	186,345
Iberiabank Corp.	709	49,056
Independent Bank Corp.	694	26,636
International Bancshares Corp.	1,624	43,848
Investors Bancorp, Inc.	8,889	98,223
JPMorgan Chase & Company	90,229	5,198,995
KeyCorp	21,796	312,337
Lakeland Bancorp, Inc.	1,694	18,295
M&T Bank Corp.	3,084	382,570
MainSource Financial Group, Inc.	673	11,609
MB Financial, Inc.	1,409	38,113
Mercantile Bank Corp.	483	11,051
Merchants Bancshares, Inc.	537	17,173
MidSouth Bancorp, Inc.	809	16,091
MidWestOne Financial Group, Inc.	362	8,684
Monarch Financial Holdings, Inc.	571	6,692
National Bank Holdings Corp., Class A	1,226	24,446

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
National Bankshares, Inc.	346	$10,688
National Penn Bancshares, Inc.	3,509	37,125
North Valley Bancorp (I)	469	10,220
Northrim BanCorp, Inc.	305	7,799
Norwood Financial Corp.	307	8,750
OFG Bancorp	1,164	21,429
Old National Bancorp	2,661	37,999
OmniAmerican Bancorp, Inc.	471	11,775
PacWest Bancorp	2,504	108,098
Park National Corp.	370	28,564
Penson Worldwide, Inc.	1,757	7
Peoples Bancorp of North Carolina, Inc.	428	6,942
Pinnacle Financial Partners, Inc.	843	33,282
Popular, Inc. (I)	2,539	86,783
Preferred Bank (I)	590	13,948
PrivateBancorp, Inc.	1,934	56,202
Prosperity Bancshares, Inc.	1,581	98,971
QCR Holdings, Inc.	449	7,745
Regions Financial Corp.	32,923	349,642
Renasant Corp.	880	25,582
Republic Bancorp, Inc., Class A	553	13,117
S&T Bancorp, Inc.	834	20,725
Salisbury Bancorp, Inc.	197	5,918
SB Financial Group, Inc.	652	5,457
Shore Bancshares, Inc. (I)	960	8,650
Signature Bank	1,088	137,284
South State Corp.	607	37,027
Southern First Bancshares, Inc.	420	5,653
Southern National Bancorp of Virginia, Inc.	827	9,229
Southside Bancshares, Inc.	773	22,386
Southwest Bancorp, Inc.	984	16,787
State Bank Financial Corp.	857	14,492
SunTrust Banks, Inc.	12,759	511,126
Susquehanna Bancshares, Inc.	4,360	46,042
SVB Financial Group (I)	1,110	129,448
Synovus Financial Corp.	3,518	85,769
Taylor Capital Group, Inc. (I)	939	20,076
TCF Financial Corp.	3,834	62,763
Texas Capital Bancshares, Inc. (I)	1,028	55,461
The Bancorp, Inc. (I)	1,064	12,672
The PNC Financial Services Group, Inc.	12,745	1,134,942
Tompkins Financial Corp.	443	21,344
TowneBank	974	15,302
Trico Bancshares	862	19,947
TriState Capital Holdings, Inc. (I)	1,159	16,377
Trustmark Corp.	1,569	38,739
U.S. Bancorp	43,608	1,889,099
UMB Financial Corp.	1,083	68,651
Umpqua Holdings Corp.	5,475	98,112
Union Bankshares Corp.	670	17,186
United Bankshares, Inc.	1,816	58,711
United Community Banks, Inc.	1,109	18,154
Unity Bancorp, Inc.	643	5,967
Univest Corp. of Pennsylvania	654	13,538
Valley National Bancorp	4,698	46,557
ViewPoint Financial Group, Inc.	889	23,923
Washington Trust Bancorp, Inc.	647	23,790
WashingtonFirst Bankshare, Inc.	402	6,163
Webster Financial Corp.	2,088	65,856
Wells Fargo & Company	126,384	6,642,696
WesBanco, Inc.	915	28,402
West Bancorp, Inc.	725	11,042
WestAmerica Bancorp.	827	43,236

178

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Western Alliance Bancorp (I)	2,136	$50,837
Wilshire Bancorp, Inc.	2,050	21,054
Wintrust Financial Corp.	1,001	46,046
Zions Bancorporation	4,311	127,045
		30,751,161
Capital Markets - 2.4%
Affiliated Managers Group, Inc. (I)	1,271	261,063
AllianceBernstein Holding LP	2,190	56,677
American Capital, Ltd. (I)	6,914	105,715
Ameriprise Financial, Inc.	4,670	560,400
Apollo Investment Corp.	5,361	46,158
Ares Capital Corp.	6,349	113,393
Arlington Asset Investment Corp., Class A	471	12,872
Artisan Partners Asset
Management, Inc., Class A	1,679	95,166
BGC Partners, Inc., Class A	4,813	35,809
BlackRock Kelso Capital Corp.	2,407	21,928
BlackRock, Inc.	4,020	1,284,792
Calamos Asset Management, Inc., Class A	741	9,922
Cohen & Steers, Inc.	1,079	46,807
Cowen Group, Inc., Class A (I)	2,816	11,884
E*TRADE Financial Corp. (I)	7,046	149,798
Eaton Vance Corp.	2,922	110,422
Ellington Financial LLC	739	17,736
Evercore Partners, Inc., Class A	790	45,536
FBR & Company (I)	458	12,426
Federated Investors, Inc., Class B	2,549	78,815
Fidus Investment Corp.	587	12,057
Fifth Street Finance Corp.	3,320	32,636
Financial Engines, Inc.	1,195	54,110
Fortress Investment Group LLC, Class A	11,718	87,182
Franklin Resources, Inc.	15,181	878,069
FXCM, Inc., Class A	1,105	16,531
GAMCO Investors, Inc., Class A	622	51,657
GFI Group, Inc.	3,925	13,031
Gleacher & Company, Inc. (I)	236	2,480
Golub Capital BDC, Inc.	1,030	18,231
Greenhill & Company, Inc.	703	34,623
GSV Capital Corp.	750	7,928
Harris & Harris Group, Inc. (I)	1,138	3,619
Hercules Technology Growth Capital, Inc.	1,686	27,246
HFF, Inc., Class A	916	34,066
ICG Group, Inc. (I)	972	20,295
INTL. FCStone, Inc. (I)	680	13,546
Invesco, Ltd.	10,677	403,057
Investment Technology Group, Inc. (I)	961	16,222
Janus Capital Group, Inc.	4,707	58,743
KKR & Company LP	2,609	63,477
Ladenburg Thalmann
Financial Services, Inc. (I)	5,908	18,610
Lazard, Ltd., Class A	2,901	149,576
Legg Mason, Inc.	2,921	149,877
LPL Financial Holdings, Inc.	2,503	124,499
Main Street Capital Corp.	936	30,822
Manning & Napier, Inc.	632	10,908
Marcus & Millichap, Inc.	1,168	29,796
MCG Capital Corp.	2,362	9,259
Medallion Financial Corp.	722	8,996
Morgan Stanley	46,860	1,514,984
New Mountain Finance Corp.	1,001	14,875
Northern Trust Corp.	5,633	361,695
Oaktree Capital Group LLC	1,039	51,940
Och-Ziff Capital Management Group LLC	11,398	157,634

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Oppenheimer Holdings, Inc., Class A	428	$10,268
PennantPark Investment Corp.	2,024	23,195
Piper Jaffray Companies (I)	361	18,689
Prospect Capital Corp.	6,274	66,661
Pzena Investment Management, Inc., Class A	2,101	23,447
Raymond James Financial, Inc.	3,416	173,294
RCS Capital Corp., Class A	670	14,224
SEI Investments Company	4,043	132,489
Solar Capital, Ltd.	1,552	33,027
State Street Corp.	10,551	709,660
Stifel Financial Corp. (I)	1,589	75,239
SWS Group, Inc. (I)	1,900	13,832
T. Rowe Price Group, Inc.	6,274	529,588
TD Ameritrade Holding Corp.	13,244	415,199
The Bank of New York Mellon Corp.	27,547	1,032,462
The Blackstone Group LP	13,574	453,915
The Carlyle Group LP	1,219	41,397
The Charles Schwab Corp.	30,954	833,591
The Goldman Sachs Group, Inc.	10,898	1,824,761
Triangle Capital Corp.	901	25,561
U.S. Global Investors, Inc., Class A	1,559	5,488
Virtus Investment Partners, Inc. (I)	232	49,126
Waddell & Reed Financial, Inc., Class A	2,070	129,561
Walter Investment Management Corp. (I)	929	27,666
Westwood Holdings Group, Inc.	304	18,252
WisdomTree Investments, Inc. (I)	3,253	40,207
		14,280,395
Consumer Finance - 0.9%
American Express Company	25,681	2,436,356
Asta Funding, Inc.	606	5,000
Atlanticus Holdings Corp.	1,048	2,934
Capital One Financial Corp.	13,892	1,147,479
Cash America International, Inc.	711	31,590
Consumer Portfolio Services, Inc. (I)	716	5,456
Credit Acceptance Corp. (I)	508	62,535
Discover Financial Services	11,479	711,468
Encore Capital Group, Inc. (I)	614	27,888
Ezcorp, Inc., Class A (I)	1,228	14,183
First Cash Financial Services, Inc. (I)	673	38,758
Green Dot Corp., Class A (I)	1,027	19,492
JGWPT Holdings, Inc., Class A	1,290	14,525
Navient Corp.	10,314	182,661
Nelnet, Inc., Class A	1,071	44,372
Nicholas Financial, Inc.	515	7,395
Portfolio Recovery Associates, Inc. (I)	1,203	71,615
Regional Management Corp. (I)	351	5,430
SLM Corp.	10,314	85,709
Springleaf Holdings, Inc.	2,769	71,856
The First Marblehead Corp. (I)	358	1,880
World Acceptance Corp. (I)	270	20,509
		5,009,091
Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc., Class B (I)	59,106	7,480,455
CBOE Holdings, Inc.	2,080	102,357
CME Group, Inc.	8,063	572,070
Gain Capital Holdings, Inc.	1,162	9,145
Interactive Brokers Group, Inc., Class A	1,373	31,977
Intercontinental Exchange Group, Inc.	2,764	522,120
Leucadia National Corp.	8,626	226,174
Life Partners Holdings, Inc.	788	1,962
MarketAxess Holdings, Inc.	941	50,870
Marlin Business Services Corp.	471	8,567

179

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
McGraw-Hill Financial, Inc.	6,539	$542,933
Moody’s Corp.	5,240	459,338
MSCI, Inc.	2,844	130,397
NewStar Financial, Inc. (I)	1,315	18,489
PHH Corp. (I)	1,363	31,322
PICO Holdings, Inc. (I)	659	15,658
The NASDAQ OMX Group, Inc.	4,071	157,222
Voya Financial, Inc.	6,214	225,817
		10,586,873
Insurance - 2.6%
Aflac, Inc.	11,114	691,847
Alleghany Corp. (I)	392	171,743
American Equity Investment Life
Holding Company	1,602	39,409
American Financial Group, Inc.	2,116	126,029
American International Group, Inc.	35,244	1,923,618
American National Insurance Company	628	71,718
AMERISAFE, Inc.	520	21,148
AmTrust Financial Services, Inc.	1,771	74,046
Arch Capital Group, Ltd.	3,202	183,923
Argo Group International Holdings, Ltd.	719	36,748
Arthur J. Gallagher & Company	3,138	146,231
Aspen Insurance Holdings, Ltd.	1,667	75,715
Assurant, Inc.	1,845	120,940
Assured Guaranty, Ltd.	4,471	109,540
Axis Capital Holdings, Ltd.	2,777	122,966
Baldwin & Lyons, Inc., Class B	491	12,737
Brown & Brown, Inc.	3,472	106,625
Cincinnati Financial Corp.	3,915	188,077
Citizens, Inc. (I)	1,632	12,077
CNA Financial Corp.	6,192	250,281
CNO Financial Group, Inc.	5,489	97,704
Crawford & Company, Class B	1,640	16,531
Donegal Group, Inc., Class A	853	13,051
eHealth, Inc. (I)	439	16,669
EMC Insurance Group, Inc.	433	13,328
Employers Holdings, Inc.	815	17,262
Endurance Specialty Holdings, Ltd.	1,060	54,685
Enstar Group, Ltd. (I)	327	49,289
Erie Indemnity Company, Class A	1,067	80,302
Everest Re Group, Ltd.	1,136	182,317
FBL Financial Group, Inc., Class A	716	32,936
Fidelity & Guaranty Life	1,517	36,317
Fidelity National Financial, Inc., Class A	6,410	209,992
First American Financial Corp.	2,568	71,365
Genworth Financial, Inc., Class A (I)	11,914	207,304
Hallmark Financial Services, Inc. (I)	766	8,235
HCC Insurance Holdings, Inc.	2,354	115,205
Hilltop Holdings, Inc. (I)	2,126	45,199
Horace Mann Educators Corp.	1,069	33,428
Infinity Property & Casualty Corp.	373	25,077
Kansas City Life Insurance Company	321	14,599
Kemper Corp.	1,412	52,046
Lincoln National Corp.	6,317	324,946
Loews Corp.	9,102	400,579
Maiden Holdings, Ltd.	1,994	24,107
Markel Corp.	333	218,328
Marsh & McLennan Companies, Inc.	13,015	674,437
MBIA, Inc. (I)	4,550	50,232
Mercury General Corp.	1,321	62,140
MetLife, Inc.	26,789	1,488,397
Montpelier Re Holdings, Ltd.	1,014	32,397
National Interstate Corp.	564	15,803

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
National Western Life Insurance
Company, Class A	140	$34,917
Old Republic International Corp.	6,301	104,219
OneBeacon Insurance Group, Ltd., Class A	2,540	39,472
PartnerRe, Ltd.	1,243	135,748
Platinum Underwriters Holdings, Ltd.	661	42,866
Primerica, Inc.	1,305	62,444
Principal Financial Group, Inc.	7,121	359,468
ProAssurance Corp.	1,478	65,623
Protective Life Corp.	1,912	132,559
Prudential Financial, Inc.	11,094	984,814
Reinsurance Group of America, Inc.	1,623	128,055
RenaissanceRe Holdings, Ltd.	1,069	114,383
RLI Corp.	1,092	49,992
Safety Insurance Group, Inc.	505	25,947
Selective Insurance Group, Inc.	1,417	35,028
StanCorp Financial Group, Inc.	1,053	67,392
State Auto Financial Corp.	1,117	26,171
Stewart Information Services Corp.	683	21,180
Symetra Financial Corp.	2,689	61,148
The Allstate Corp.	11,001	645,979
The Chubb Corp.	6,048	557,444
The Hanover Insurance Group, Inc.	1,079	68,139
The Hartford Financial Services Group, Inc.	10,882	389,684
The Navigators Group, Inc. (I)	434	29,100
The Phoenix Companies, Inc. (I)	217	10,501
The Progressive Corp.	14,412	365,488
The Travelers Companies, Inc.	8,829	830,544
Torchmark Corp.	2,179	178,504
Tower Group International, Ltd.	432	778
United Fire Group, Inc.	746	21,873
Unum Group	6,243	217,007
Validus Holdings, Ltd.	2,410	92,158
W.R. Berkley Corp.	3,166	146,617
White Mountains Insurance Group, Ltd.	152	92,483
		15,307,350
Real Estate Investment Trusts - 3.1%
Acadia Realty Trust	1,324	37,191
AG Mortgage Investment Trust, Inc.	587	11,112
Agree Realty Corp.	612	18,501
Alexander’s, Inc.	119	43,967
Alexandria Real Estate Equities, Inc.	1,705	132,376
Altisource Residential Corp., Class B	611	15,904
American Assets Trust, Inc.	957	33,064
American Campus Communities, Inc.	2,476	94,682
American Capital Agency Corp.	9,143	214,038
American Capital Mortgage Investment Corp.	1,701	34,054
American Homes 4 Rent, Class A	4,531	80,471
American Realty Capital Properties, Inc.	18,092	226,693
American Residential Properties, Inc. (I)	1,082	20,288
Annaly Capital Management, Inc.	22,317	255,083
Anworth Mortgage Asset Corp.	3,235	16,693
Apartment Investment & Management
Company, Class A	3,473	112,074
Apollo Commercial Real Estate Finance, Inc.	1,131	18,650
Apollo Residential Mortgage, Inc.	942	15,750
Ares Commercial Real Estate Corp.	688	8,538
ARMOUR Residential REIT, Inc.	8,542	36,987
Ashford Hospitality Prime, Inc.	686	11,772
Ashford Hospitality Trust, Inc.	2,618	30,212
Associated Estates Realty Corp.	1,316	23,714
AvalonBay Communities, Inc.	3,091	439,509
Aviv REIT, Inc.	1,192	33,579

180

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
BioMed Realty Trust, Inc.	4,694	$102,470
Blackstone Mortgage Trust, Inc., Class A	808	23,432
Boston Properties, Inc.	3,602	425,684
Brandywine Realty Trust	3,867	60,325
Brixmor Property Group, Inc.	5,484	125,858
BRT Realty Trust (I)	597	4,406
Camden Property Trust	2,001	142,371
Campus Crest Communities, Inc.	1,960	16,974
Capstead Mortgage Corp.	2,151	28,286
CaretTust REIIT, Inc. (I)	547	10,831
CBL & Associates Properties, Inc.	4,228	80,332
Cedar Realty Trust, Inc.	2,411	15,069
Chambers Street Properties	5,839	46,946
Chatham Lodging Trust	835	18,287
Chesapeake Lodging Trust	1,244	37,606
Chimera Investment Corp.	25,621	81,731
Colony Financial, Inc.	1,759	40,844
Columbia Property Trust, Inc.	3,190	82,972
CommonWealth REIT	2,882	75,854
CoreSite Realty Corp.	596	19,710
Corporate Office Properties Trust	2,061	57,316
Corrections Corp. of America	2,759	90,633
Cousins Properties, Inc.	4,589	57,133
Crown Castle International Corp.	7,966	591,555
CubeSmart	3,244	59,430
CyrusOne, Inc.	736	18,326
CYS Investments, Inc.	3,822	34,474
DCT Industrial Trust, Inc.	8,003	65,705
DDR Corp.	8,442	148,832
DiamondRock Hospitality Company	4,849	62,164
Digital Realty Trust, Inc.	3,107	181,200
Douglas Emmett, Inc.	3,392	95,722
Duke Realty Corp.	7,645	138,833
DuPont Fabros Technology, Inc.	1,651	44,511
Dynex Capital, Inc.	1,357	12,009
EastGroup Properties, Inc.	779	50,035
Education Realty Trust, Inc.	2,684	28,826
Empire State Realty Trust, Inc., Class A	2,620	43,230
EPR Properties	1,236	69,055
Equity Lifestyle Properties, Inc.	2,047	90,396
Equity One, Inc.	2,788	65,769
Equity Residential	8,612	542,556
Essex Property Trust, Inc.	1,458	269,599
Excel Trust, Inc.	1,698	22,634
Extra Space Storage, Inc.	2,706	144,095
Federal Realty Investment Trust	1,501	181,501
FelCor Lodging Trust, Inc.	3,275	34,420
First Industrial Realty Trust, Inc.	2,643	49,794
First Potomac Realty Trust	1,912	25,085
Five Oaks Investment Corp.	490	5,532
Franklin Street Properties Corp.	2,442	30,720
Gaming and Leisure Properties, Inc.	2,074	70,454
General Growth Properties, Inc.	22,069	519,946
Getty Realty Corp.	1,062	20,263
Gladstone Commercial Corp.	876	15,654
Glimcher Realty Trust	3,588	38,858
Government Properties Income Trust	1,296	32,905
Hatteras Financial Corp.	2,479	49,109
HCP, Inc.	10,842	448,642
Health Care REIT, Inc.	6,876	430,919
Healthcare Realty Trust, Inc.	2,197	55,848
Healthcare Trust of America, Inc., Class A	5,457	65,702
Hersha Hospitality Trust	5,138	34,476

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Highwoods Properties, Inc.	2,055	$86,207
Home Properties, Inc.	1,318	84,299
Hospitality Properties Trust	3,512	106,765
Host Hotels & Resorts, Inc.	18,124	398,909
Hudson Pacific Properties, Inc.	1,486	37,655
Inland Real Estate Corp.	2,922	31,061
Invesco Mortgage Capital, Inc.	3,299	57,271
Investors Real Estate Trust	3,194	29,417
iStar Financial, Inc. (I)	2,377	35,607
Kilroy Realty Corp.	1,914	119,204
Kimco Realty Corp.	9,851	226,376
Kite Realty Group Trust	3,735	22,933
LaSalle Hotel Properties	2,266	79,967
Lexington Realty Trust	5,628	61,964
Liberty Property Trust	3,548	134,576
LTC Properties, Inc.	822	32,091
Mack-Cali Realty Corp.	2,086	44,807
Medical Properties Trust, Inc.	3,932	52,060
MFA Financial, Inc.	8,991	73,816
Mid-America Apartment Communities, Inc.	1,773	129,518
Monmouth Real Estate
Investment Corp., Class A	1,889	18,966
National Health Investments, Inc.	724	45,293
National Retail Properties, Inc.	2,915	108,409
New Residential Investment Corp.	6,039	38,046
New York Mortgage Trust, Inc.	1,540	12,027
Newcastle Investment Corp.	8,155	39,062
NorthStar Realty Finance Corp.	6,895	119,835
Omega Healthcare Investors, Inc.	2,861	105,456
Orchid Island Capital, Inc.	425	5,551
Parkway Properties, Inc.	2,263	46,731
Pebblebrook Hotel Trust	1,599	59,099
Pennsylvania Real Estate Investment Trust	1,631	30,695
PennyMac Mortgage Investment Trust	1,872	41,072
Piedmont Office Realty Trust, Inc., Class A	3,947	74,756
Plum Creek Timber Company, Inc.	4,045	182,430
Post Properties, Inc.	1,263	67,520
Potlatch Corp.	951	39,371
Power REIT	1,108	10,038
Prologis, Inc.	11,884	488,314
PS Business Parks, Inc.	623	52,014
Public Storage	4,091	700,993
QTS Realty Trust, Inc., Class A	759	21,730
RAIT Financial Trust	2,187	18,086
Ramco-Gershenson Properties Trust	1,766	29,351
Rayonier, Inc.	2,982	106,010
Realty Income Corp.	4,694	208,507
Redwood Trust, Inc.	1,816	35,358
Regency Centers Corp.	2,143	119,322
Resource Capital Corp.	3,205	18,044
Retail Opportunity Investments Corp.	1,793	28,204
Retail Properties of America, Inc., Class A	5,457	83,929
RLJ Lodging Trust	2,872	82,972
Rouse Properties, Inc.	1,430	24,467
Ryman Hospitality Properties	1,232	59,321
Sabra Health Care REIT, Inc.	982	28,193
Saul Centers, Inc.	631	30,667
Select Income REIT	1,310	38,828
Senior Housing Properties Trust	4,362	105,953
Silver Bay Realty Trust Corp.	1,100	17,952
Simon Property Group, Inc.	7,425	1,234,629
SL Green Realty Corp.	2,181	238,623
Sotherly Hotels, Inc.	1,208	9,459

181

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Sovran Self Storage, Inc.	788	$60,873
Spirit Realty Capital, Inc.	8,825	100,252
STAG Industrial, Inc.	1,174	28,188
Starwood Property Trust, Inc.	4,594	109,199
Starwood Waypoint Residential Trust (I)	918	24,061
Strategic Hotels & Resorts, Inc. (I)	5,413	63,386
Summit Hotel Properties, Inc.	2,378	25,207
Sun Communities, Inc.	879	43,809
Sunstone Hotel Investors, Inc.	4,644	69,335
Tanger Factory Outlet Centers	2,168	75,815
Taubman Centers, Inc.	1,475	111,820
Terreno Realty Corp.	980	18,943
The Geo Group, Inc.	1,733	61,920
The Macerich Company	3,363	224,480
Two Harbors Investment Corp.	8,578	89,897
UDR, Inc.	5,913	169,289
UMH Properties, Inc.	888	8,907
Universal Health Realty Income Trust	503	21,870
Urstadt Biddle Properties, Inc.	242	4,320
Urstadt Biddle Properties, Inc., Class A	1,160	24,221
Ventas, Inc.	7,061	452,610
Vornado Realty Trust	4,420	471,747
Washington Prime Group, Inc.	3,712	69,563
Washington Real Estate Investment Trust	1,560	40,529
Weingarten Realty Investors	2,862	93,988
Western Asset Mortgage Capital Corp.	756	10,713
Weyerhaeuser Company	13,895	459,786
Whitestone REIT	927	13,822
Winthrop Realty Trust	1,447	22,211
WP Carey, Inc.	1,595	102,718
		18,242,021
Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc.	1,025	42,486
American Spectrum Realty, Inc. (I)	265	451
AV Homes, Inc. (I)	578	9,450
Brookfield Property Partners LP	11,953	249,459
CBRE Group, Inc., Class A (I)	7,937	254,301
Consolidated-Tomoka Land Company	311	14,275
Forest City Enterprises, Inc., Class A (I)	4,896	97,284
Forestar Group, Inc. (I)	1,047	19,987
Jones Lang LaSalle, Inc.	1,021	129,044
Kennedy-Wilson Holdings, Inc.	2,289	61,391
Tejon Ranch Company (I)	488	15,709
The Howard Hughes Corp.	963	151,990
The St. Joe Company (I)	2,200	55,946
		1,101,773
Thrifts & Mortgage Finance - 0.3%
Astoria Financial Corp.	2,156	28,998
Bank Mutual Corp.	2,559	14,842
BankFinancial Corp.	1,501	16,751
Beneficial Mutual Bancorp, Inc. (I)	1,922	26,062
Berkshire Hills Bancorp, Inc.	656	15,232
BofI Holding, Inc. (I)	329	24,172
Brookline Bancorp, Inc.	1,601	15,001
Cape Bancorp, Inc.	900	9,657
Capitol Federal Financial, Inc.	3,236	39,350
Chicopee Bancorp, Inc.	261	4,408
Clifton Bancorp, Inc.	517	6,550
Dime Community Bancshares, Inc.	830	13,106
Doral Financial Corp. (I)	195	842
ESB Financial Corp.	770	9,964
EverBank Financial Corp.	2,985	60,178

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Federal Agricultural Mortgage Corp., Class C	323	$10,039
Federal Home Loan Mortgage Corp. (I)	15,491	59,795
Federal National Mortgage Association (I)	27,693	108,280
First Defiance Financial Corp.	319	9,155
First Financial Northwest, Inc.	873	9,490
Flagstar Bancorp, Inc. (I)	1,507	27,277
Fox Chase Bancorp, Inc.	564	9,509
Hampden Bancorp, Inc.	343	5,783
HomeStreet, Inc.	394	7,238
Hudson City Bancorp, Inc.	12,343	121,332
IMPAC Mortgage Holdings, Inc. (I)	266	1,277
Kearny Financial Corp. (I)	1,615	24,451
Meridian Interstate Bancorp, Inc. (I)	751	19,286
MGIC Investment Corp. (I)	8,139	75,204
NASB Financial, Inc.	241	5,700
New Hampshire Thrift Bancshares, Inc.	484	7,366
New York Community Bancorp, Inc.	10,122	161,750
NMI Holdings, Inc., Class A (I)	1,469	15,425
Northfield Bancorp, Inc.	1,491	19,547
Northwest Bancshares, Inc.	1,984	26,923
Ocean Shore Holding Company	528	7,735
OceanFirst Financial Corp.	794	13,149
Ocwen Financial Corp.	3,222	119,536
Oritani Financial Corp.	1,190	18,314
People’s United Financial, Inc.	7,489	113,608
Poage Bankshares Inc	362	5,329
Provident Financial Holdings, Inc.	475	6,907
Provident Financial Services, Inc.	1,435	24,854
Radian Group, Inc.	4,123	61,062
Security National Financial Corp., Class A	441	1,883
SI Financial Group, Inc.	581	6,687
Simplicity Bancorp, Inc.	514	8,969
Sound Financial Bancorp, Inc.	308	5,316
SP Bancorp, Inc.	271	7,818
State Investors Bancorp, Inc.	367	5,872
Territorial Bancorp, Inc.	483	10,085
TFS Financial Corp. (I)	7,160	102,102
Timberland Bancorp, Inc.	608	6,408
Walker & Dunlop, Inc. (I)	894	12,614
Washington Federal, Inc.	2,348	52,666
Westfield Financial, Inc.	1,133	8,452
WSFS Financial Corp.	229	16,870
		1,626,176
		96,904,840
Health Care - 11.7%
Biotechnology - 2.5%
Aastrom Biosciences, Inc.	158	648
ACADIA Pharmaceuticals, Inc. (I)	2,272	51,324
Acceleron Pharma, Inc. (I)	639	21,707
Achillion Pharmaceuticals, Inc. (I)	1,982	15,004
Acorda Therapeutics, Inc. (I)	997	33,609
Aegerion Pharmaceuticals, Inc. (I)	693	22,238
Affymax, Inc.	914	93
Agenus, Inc. (I)	742	2,389
Agios Pharmaceuticals, Inc. (I)	744	34,090
Alexion Pharmaceuticals, Inc. (I)	4,696	733,750
Alkermes PLC	3,280	165,082
Alnylam Pharmaceuticals, Inc. (I)	1,548	97,787
AMAG Pharmaceuticals, Inc. (I)	504	10,443
Amgen, Inc.	18,078	2,139,893
Anacor Pharmaceuticals, Inc. (I)	1,008	17,872
Anthera Pharmaceuticals, Inc.	121	410

182

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Arena Pharmaceuticals, Inc. (I)	5,611	$32,880
ARIAD Pharmaceuticals, Inc. (I)	4,350	27,710
ArQule, Inc.	1,903	2,950
Array BioPharma, Inc. (I)	3,361	15,326
Arrowhead Research Corp. (I)	996	14,253
AVEO Pharmaceuticals, Inc.	937	1,715
BioCryst Pharmaceuticals, Inc. (I)	1,345	17,149
Biogen Idec, Inc. (I)	5,665	1,786,231
BioMarin Pharmaceutical, Inc.	3,366	209,399
BioSpecifics Technologies Corp.	213	5,742
Biota Pharmaceuticals, Inc.	2,322	6,618
Bluebird Bio, Inc. (I)	637	24,569
Cel-Sci Corp.	923	1,145
Celgene Corp. (I)	19,766	1,697,504
Celldex Therapeutics, Inc. (I)	2,207	36,018
Celsion Corp.	117	406
Cepheid, Inc. (I)	1,626	77,950
Chelsea Therapeutics International Ltd. (I)	1,686	135
ChemoCentryx, Inc.	1,019	5,961
Chimerix, Inc. (I)	598	13,120
Clovis Oncology, Inc. (I)	780	32,300
Coronado Biosciences, Inc.	808	1,390
CTI BioPharma Corp. (I)	3,833	10,771
Cubist Pharmaceuticals, Inc. (I)	1,790	124,978
Curis, Inc.	1,723	3,205
Cyclacel Pharmaceuticals, Inc.	637	1,956
Cytokinetics, Inc. (I)	592	2,830
Cytomedix, Inc.	2,220	888
Cytori Therapeutics, Inc. (I)	1,530	3,657
CytRx Corp. (I)	916	3,829
Dendreon Corp. (I)	3,465	7,970
Discovery Laboratories, Inc.	1,667	2,967
Dyax Corp. (I)	3,331	31,978
Dynavax Technologies Corp. (I)	8,045	12,872
Emergent Biosolutions, Inc. (I)	908	20,394
Enanta Pharmaceuticals, Inc. (I)	448	19,295
Enzon Pharmaceuticals, Inc.	1,758	1,828
Epizyme, Inc. (I)	647	20,135
Exact Sciences Corp. (I)	1,948	33,174
Exelixis, Inc. (I)	4,652	15,770
Foundation Medicine, Inc. (I)	681	18,360
Galena Biopharma, Inc. (I)	2,532	7,748
Genomic Health, Inc. (I)	747	20,468
Geron Corp. (I)	3,630	11,652
Gilead Sciences, Inc. (I)	36,767	3,048,352
GTx, Inc.	1,712	2,363
Halozyme Therapeutics, Inc. (I)	2,949	29,136
Hyperion Therapeutics, Inc. (I)	613	15,999
Idenix Pharmaceuticals, Inc. (I)	4,018	96,834
Idera Pharmaceuticals, Inc. (I)	1,889	5,478
ImmunoCellular Therapeutics, Ltd.	2,073	2,322
ImmunoGen, Inc. (I)	1,931	22,882
Immunomedics, Inc. (I)	2,223	8,114
Incyte Corp., Ltd. (I)	3,865	218,141
Infinity Pharmaceuticals, Inc. (I)	1,260	16,052
Inovio Pharmaceuticals, Inc. (I)	1,464	15,826
Insmed, Inc. (I)	1,079	21,558
Insys Therapeutics, Inc. (I)	789	24,640
Intercept Pharmaceuticals, Inc. (I)	467	110,506
InterMune, Inc. (I)	2,063	91,081
Intrexon Corp. (I)	2,463	61,895
Ironwood Pharmaceuticals, Inc. (I)	3,209	49,194
Isis Pharmaceuticals, Inc. (I)	2,779	95,737

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Keryx Biopharmaceuticals, Inc. (I)	1,911	$29,391
Kythera Biopharmaceuticals, Inc. (I)	562	21,564
Lexicon Pharmaceuticals, Inc. (I)	11,846	19,072
Ligand Pharmaceuticals, Inc. (I)	534	33,263
LipoScience, Inc.	1,178	4,029
MacroGenics, Inc.	697	15,146
MannKind Corp. (I)	9,045	99,405
Maxygen, Inc.	1,126	34
Medivation, Inc.	1,834	141,365
Merrimack Pharmaceuticals, Inc. (I)	2,313	16,862
MiMedx Group, Inc. (I)	2,301	16,314
Momenta Pharmaceuticals, Inc. (I)	1,421	17,166
Myriad Genetics, Inc.	1,918	74,649
Nanosphere, Inc.	1,542	2,436
Navidea Biopharmaceuticals, Inc. (I)	3,393	5,022
Neurocrine Biosciences, Inc. (I)	1,654	24,545
NewLink Genetics Corp. (I)	768	20,390
Northwest Biotherapeutics, Inc. (I)	1,270	8,522
Novavax, Inc. (I)	4,882	22,555
NPS Pharmaceuticals, Inc. (I)	2,475	81,799
Omthera Pharmaceuticals, Inc.	598	1,076
OncoGenex Pharmaceuticals, Inc.	486	1,813
OncoMed Pharmaceuticals, Inc. (I)	664	15,471
Onconova Therapeutics, Inc.	648	3,519
Oncothyreon, Inc. (I)	1,961	6,354
Ophthotech Corp. (I)	795	33,636
OPKO Health, Inc. (I)	9,703	85,775
Orexigen Therapeutics, Inc. (I)	2,340	14,461
Osiris Therapeutics, Inc. (I)	877	13,699
PDL BioPharma, Inc.	3,179	30,773
Peregrine Pharmaceuticals, Inc. (I)	3,151	5,924
Pharmacyclics, Inc.	1,780	159,684
PharmAthene, Inc.	2,050	2,891
Portola Pharmaceuticals, Inc. (I)	802	23,402
Protalix BioTherapeutics, Inc.	2,723	9,939
PTC Therapeutics, Inc. (I)	640	16,730
Puma Biotechnology, Inc. (I)	682	45,012
Raptor Pharmaceutical Corp. (I)	1,637	18,907
Receptos, Inc. (I)	437	18,616
Regeneron Pharmaceuticals, Inc. (I)	2,383	673,126
Regulus Therapeutics, Inc.	1,599	12,856
Repligen Corp. (I)	1,012	23,063
Rigel Pharmaceuticals, Inc. (I)	2,154	7,819
Sangamo BioSciences, Inc. (I)	1,501	22,920
Sarepta Therapeutics, Inc. (I)	1,043	31,071
Savient Pharmaceuticals, Inc.	1,834	0
Seattle Genetics, Inc. (I)	2,993	114,482
SIGA Technologies, Inc.	1,202	3,390
Spectrum Pharmaceuticals, Inc. (I)	1,952	15,870
Stemline Therapeutics, Inc. (I)	429	6,293
Sunesis Pharmaceuticals, Inc. (I)	1,601	10,439
Synageva BioPharma Corp. (I)	764	80,067
Synergy Pharmaceuticals, Inc. (I)	2,510	10,216
Synta Pharmaceuticals Corp. (I)	1,907	7,800
Targacept, Inc. (I)	722	3,256
TESARO, Inc. (I)	903	28,092
Threshold Pharmaceuticals, Inc. (I)	2,246	8,894
Trius Therapeutics, Inc. (I)	1,243	137
TrovaGene, Inc.	540	1,890
United Therapeutics Corp. (I)	1,207	106,807
Vanda Pharmaceuticals, Inc. (I)	813	13,154
Verastem, Inc. (I)	579	5,246
Vertex Pharmaceuticals, Inc. (I)	5,627	532,764

183

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
XOMA Corp. (I)	2,065	$9,478
Zalicus, Inc.	397	484
ZIOPHARM Oncology, Inc. (I)	2,641	10,643
		14,571,113
Health Care Equipment & Supplies - 1.8%
Abaxis, Inc.	587	26,010
Abbott Laboratories	37,072	1,516,245
ABIOMED, Inc. (I)	1,039	26,120
Accuray, Inc. (I)	1,959	17,239
Alere, Inc. (I)	2,037	76,225
Align Technology, Inc.	1,916	107,373
Alphatec Holdings, Inc. (I)	2,105	3,431
Analogic Corp.	318	24,880
AngioDynamics, Inc. (I)	1,074	17,538
Anika Therapeutics, Inc. (I)	459	21,265
Antares Pharma, Inc. (I)	3,213	8,579
AtriCure, Inc. (I)	522	9,594
Atrion Corp.	62	20,212
Baxano Surgical, Inc.	1,095	624
Baxter International, Inc.	12,998	939,755
Becton, Dickinson and Company	4,641	549,030
Biolase, Inc. (I)	1,230	2,706
Boston Scientific Corp. (I)	31,987	408,474
C.R. Bard, Inc.	1,857	265,570
Cantel Medical Corp.	1,032	37,792
Cardiovascular Systems, Inc. (I)	758	23,619
CareFusion Corp. (I)	5,094	225,919
Cerus Corp. (I)	1,864	7,736
CONMED Corp.	658	29,051
Cyberonics, Inc. (I)	696	43,472
Cynosure, Inc., Class A (I)	691	14,684
Delcath Systems, Inc.	78	205
DENTSPLY International, Inc.	3,312	156,823
Derma Sciences, Inc. (I)	975	11,271
DexCom, Inc. (I)	1,694	67,184
Edwards Lifesciences Corp. (I)	2,650	227,476
Endologix, Inc. (I)	1,563	23,773
EnteroMedics, Inc.	2,044	3,189
Exactech, Inc. (I)	465	11,732
GenMark Diagnostics, Inc. (I)	1,303	17,630
Globus Medical, Inc., Class A (I)	2,359	56,427
Greatbatch, Inc. (I)	646	31,693
Haemonetics Corp. (I)	1,210	42,689
Hansen Medical, Inc.	5,567	7,293
HeartWare International, Inc. (I)	402	35,577
Hill-Rom Holdings, Inc.	1,350	56,039
Hologic, Inc. (I)	6,532	165,586
ICU Medical, Inc. (I)	360	21,892
IDEXX Laboratories, Inc.	1,257	167,897
Insulet Corp. (I)	1,332	52,840
Integra LifeSciences Holdings Corp. (I)	811	38,166
Intuitive Surgical, Inc. (I)	934	384,621
Invacare Corp.	804	14,769
LDR Holding Corp. (I)	693	17,332
LeMaitre Vascular, Inc.	746	6,169
Masimo Corp. (I)	1,464	34,550
Medical Action Industries, Inc. (I)	647	8,883
Medtronic, Inc.	23,938	1,526,287
MELA Sciences, Inc.	893	287
Meridian Bioscience, Inc.	1,077	22,229
Merit Medical Systems, Inc. (I)	1,003	15,145
Misonix, Inc. (I)	949	6,415
Natus Medical, Inc. (I)	845	21,243

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Neogen Corp. (I)	891	$36,059
NuVasive, Inc. (I)	1,152	40,977
NxStage Medical, Inc. (I)	1,350	19,400
OraSure Technologies, Inc. (I)	1,641	14,129
Orthofix International NV (I)	450	16,313
PhotoMedex, Inc. (I)	575	7,044
Quidel Corp. (I)	889	19,656
ResMed, Inc. (L)	3,372	170,724
Rockwell Medical Technologies, Inc. (I)	1,088	13,045
RTI Surgical, Inc. (I)	1,955	8,504
Sirona Dental Systems, Inc.	1,325	109,260
Spectranetics Corp. (I)	1,076	24,619
St. Jude Medical, Inc.	6,966	482,396
STAAR Surgical Company (I)	873	14,666
STERIS Corp.	1,430	76,476
Stryker Corp.	9,040	762,253
SurModics, Inc. (I)	502	10,753
Symmetry Medical, Inc. (I)	1,015	8,993
Synergetics USA, Inc.	781	2,421
Tandem Diabetes Care, Inc.	581	9,447
Teleflex, Inc.	962	101,587
The Cooper Companies, Inc.	1,162	157,486
Thoratec Corp. (I)	1,365	47,584
Unilife Corp. (I)	2,006	5,938
Uroplasty, Inc.	1,021	2,736
Varian Medical Systems, Inc. (I)	2,544	211,508
Vascular Solutions, Inc. (I)	536	11,894
Volcano Corp. (I)	1,271	22,382
West Pharmaceutical Services, Inc.	1,727	72,845
Wright Medical Group, Inc. (I)	1,188	37,303
Zeltiq Aesthetics, Inc. (I)	935	14,203
Zimmer Holdings, Inc.	4,070	422,710
		10,631,766
Health Care Providers & Services - 2.1%
Acadia Healthcare Company, Inc. (I)	1,241	56,466
Accretive Health, Inc.	2,325	18,135
Addus HomeCare Corp.	425	9,554
Aetna, Inc.	8,806	713,990
Air Methods Corp. (I)	930	48,035
Alliance HealthCare Services, Inc.	367	9,909
Almost Family, Inc. (I)	242	5,343
Amedisys, Inc. (I)	738	12,354
AmerisourceBergen Corp.	5,474	397,741
AMN Healthcare Services, Inc. (I)	1,002	12,325
Amsurg Corp. (I)	790	36,000
Bio-Reference Labs, Inc. (I)	734	22,181
BioScrip, Inc. (I)	1,595	13,302
Brookdale Senior Living, Inc. (I)	2,906	96,886
Capital Senior Living Corp. (I)	703	16,760
Cardinal Health, Inc.	8,171	560,204
Catamaran Corp.	4,900	216,384
Centene Corp.	1,323	100,032
Chemed Corp.	429	40,206
Cigna Corp.	6,713	617,395
Community Health Systems, Inc. (I)	2,740	124,314
Corvel Corp. (I)	482	21,777
Cross Country Healthcare, Inc. (I)	1,058	6,898
DaVita HealthCare Partners, Inc. (I)	5,054	365,505
Emeritus Corp. (I)	1,079	34,150
Envision Healthcare Holdings, Inc. (I)	4,223	151,648
ExamWorks Group, Inc. (I)	840	26,653
Express Scripts Holding Company (I)	19,356	1,341,951
Five Star Quality Care, Inc. (I)	1,369	6,859

184

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Gentiva Health Services, Inc. (I)	809	$12,184
Hanger, Inc. (I)	841	26,449
HCA Holdings, Inc.	10,731	605,014
Health Net, Inc. (I)	1,806	75,021
HealthSouth Corp.	2,130	76,403
Healthways, Inc. (I)	968	16,979
Henry Schein, Inc. (I)	2,061	244,579
Humana, Inc.	3,725	475,757
IPC The Hospitalist Company, Inc. (I)	426	18,838
Kindred Healthcare, Inc.	1,247	28,806
Laboratory Corp. of America Holdings (I)	2,120	217,088
Landauer, Inc.	263	11,046
LHC Group, Inc. (I)	506	10,813
LifePoint Hospitals, Inc. (I)	1,152	71,539
Magellan Health Services, Inc. (I)	595	37,033
McKesson Corp.	5,509	1,025,831
Medcath Corp. (I)	613	840
MEDNAX, Inc.	2,404	139,793
Molina Healthcare, Inc. (I)	1,059	47,263
MWI Veterinary Supply, Inc. (I)	319	45,295
National Healthcare Corp.	369	20,771
National Research Corp., Class A	600	8,394
National Research Corp., Class B	660	25,766
Omnicare, Inc.	2,447	162,897
Owens & Minor, Inc.	1,467	49,849
Patterson Companies, Inc.	2,455	96,997
PDI, Inc. (I)	770	3,373
PharMerica Corp. (I)	818	23,387
Premier, Inc., Class A (I)	3,473	100,717
Quest Diagnostics, Inc.	3,564	209,171
RadNet, Inc. (I)	1,485	9,846
Select Medical Holdings Corp.	3,255	50,778
Skilled Healthcare Group, Inc., Class A	1,126	7,083
Surgical Care Affiliates, Inc. (I)	1,005	29,225
Team Health Holdings, Inc. (I)	1,721	85,947
Tenet Healthcare Corp. (I)	2,362	110,872
The Ensign Group, Inc.	547	17,001
The Providence Service Corp. (I)	384	14,051
UnitedHealth Group, Inc.	24,133	1,972,873
Universal American Corp.	1,908	15,894
Universal Health Services, Inc., Class B	2,344	224,461
VCA Antech, Inc. (I)	2,095	73,514
WellCare Health Plans, Inc. (I)	1,019	76,079
WellPoint, Inc.	7,070	760,803
		12,419,277
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc.	4,228	67,859
athenahealth, Inc.	894	111,866
Cerner Corp. (I)	8,173	421,563
Computer Programs & Systems, Inc.	360	22,896
HealthStream, Inc. (I)	711	17,277
HMS Holdings Corp. (I)	2,028	41,391
MedAssets, Inc. (I)	1,448	33,072
Medidata Solutions, Inc. (I)	1,308	55,995
Merge Healthcare, Inc. (I)	1,992	4,522
Omnicell, Inc. (I)	940	26,987
Quality Systems, Inc.	1,382	22,181
Veeva Systems, Inc., Class A (I)	3,080	78,386
Vocera Communications, Inc. (I)	551	7,273
		911,268
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (I)	962	25,012

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Affymetrix, Inc. (I)	2,012	$17,927
Agilent Technologies, Inc.	7,871	452,110
Apricus Biosciences, Inc.	775	1,744
BG Medicine, Inc.	1,563	1,641
Bio-Rad Laboratories, Inc., Class A	662	79,248
Bruker Corp.	3,989	96,813
Cambrex Corp. (I)	660	13,662
Charles River
Laboratories International, Inc. (I)	1,154	61,762
Covance, Inc. (I)	1,344	115,020
Enzo Biochem, Inc. (I)	1,398	7,340
Fluidigm Corp. (I)	639	18,787
Furiex Pharmaceuticals, Inc. (I)	242	25,696
Illumina, Inc. (I)	3,022	539,548
Luminex Corp. (I)	925	15,864
Mettler-Toledo International, Inc.	711	180,011
NeoGenomics, Inc.	2,010	6,673
Pacific Biosciences of California, Inc. (I)	1,657	10,240
PAREXEL International Corp. (I)	1,321	69,802
PerkinElmer, Inc.	2,680	125,531
Quintiles Transnational Holdings, Inc.	2,792	148,786
Sequenom, Inc. (I)	2,766	10,704
Techne Corp.	892	82,572
Thermo Fisher Scientific, Inc.	8,663	1,022,234
Waters Corp. (I)	2,012	210,133
		3,338,860
Pharmaceuticals - 4.5%
AbbVie, Inc.	37,909	2,139,584
AcelRx Pharmaceuticals, Inc. (I)	1,016	10,414
Actavis PLC (I)	4,173	930,788
Acura Pharmaceuticals, Inc.	1,383	1,507
Aerie Pharmaceuticals, Inc. (I)	629	15,580
Akorn, Inc. (I)	2,250	74,813
Alexza Pharmaceuticals, Inc.	317	1,449
Alimera Sciences, Inc. (I)	713	4,264
Allergan, Inc.	7,113	1,203,662
Ampio Pharmaceuticals, Inc. (I)	1,153	9,628
Aratana Therapeutics, Inc. (I)	557	8,695
Auxilium Pharmaceuticals, Inc. (I)	1,190	23,871
AVANIR Pharmaceuticals, Inc., Class A (I)	4,052	22,853
BioDelivery Sciences International, Inc. (I)	1,099	13,265
Bristol-Myers Squibb Company	39,500	1,916,145
Cempra, Inc. (I)	1,116	11,975
Columbia Laboratories, Inc.	351	2,404
ContraVir Pharmaceuticals, Inc.	246	273
Corcept Therapeutics, Inc.	2,007	5,620
Cumberland Pharmaceuticals, Inc. (I)	672	3,024
Depomed, Inc. (I)	1,587	22,059
Durect Corp.	2,824	5,140
Eli Lilly & Company	27,014	1,679,460
Endo International PLC (I)	2,745	192,205
Endocyte, Inc. (I)	899	5,924
Forest Laboratories, Inc. (I)	6,427	636,273
Horizon Pharma, Inc. (I)	1,388	21,958
Hospira, Inc. (I)	3,963	203,579
Impax Laboratories, Inc. (I)	1,658	49,723
Johnson & Johnson	67,685	7,081,205
Lannett Company, Inc. (I)	902	44,757
Merck & Company, Inc.	70,100	4,055,285
Mylan, Inc. (I)	9,156	472,083
Nektar Therapeutics (I)	3,002	38,486
Omeros Corp. (I)	874	15,208
Pacira Pharmaceuticals, Inc. (I)	873	80,194

185

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Pain Therapeutics, Inc. (I)	1,407	$8,090
Pernix Therapeutics Holdings (I)	748	6,717
Pfizer, Inc.	155,879	4,626,489
POZEN, Inc. (I)	1,227	10,221
Prestige Brands Holdings, Inc. (I)	1,278	43,311
Questcor Pharmaceuticals, Inc.	1,439	133,093
Relypsa, Inc. (I)	705	17,146
Repros Therapeutics, Inc. (I)	538	9,307
Sagent Pharmaceuticals, Inc. (I)	726	18,774
Salix Pharmaceuticals, Ltd. (I)	1,485	183,175
Sucampo Pharmaceuticals, Inc., Class A	1,511	10,426
Supernus Pharmaceuticals, Inc. (I)	844	9,242
Tetraphase Pharmaceuticals, Inc. (I)	651	8,782
The Medicines Company (I)	1,542	44,811
TherapeuticsMD, Inc. (I)	3,156	13,950
Theravance Biopharma, Inc. (I)	744	23,719
Theravance, Inc. (I)	2,605	77,577
Transcept Pharmaceuticals, Inc.	476	947
Ventrus Biosciences, Inc.	458	600
Vivus, Inc. (I)	2,325	12,369
XenoPort, Inc. (I)	1,347	6,506
Zoetis, Inc.	11,896	383,884
Zogenix, Inc. (I)	3,564	7,164
		26,659,653
		68,531,937
Industrials - 10.7%
Aerospace & Defense - 2.3%
AAR Corp.	1,006	27,725
Aerovironment, Inc. (I)	570	18,126
Alliant Techsystems, Inc.	755	101,110
American Science & Engineering, Inc.	220	15,310
API Technologies Corp.	1,409	3,861
Astronics Corp. (I)	396	22,354
Astronics Corp., Class B	79	4,483
B/E Aerospace, Inc. (I)	2,507	231,872
CPI Aerostructures, Inc. (I)	277	3,510
Cubic Corp.	656	29,199
Curtiss-Wright Corp.	1,137	74,542
DigitalGlobe, Inc. (I)	1,782	49,540
Ducommun, Inc. (I)	248	6,480
Engility Holdings, Inc. (I)	554	21,196
Erickson Air-Crane, Inc.	507	8,239
Esterline Technologies Corp. (I)	729	83,922
Exelis, Inc.	4,626	78,549
GenCorp, Inc. (I)	1,536	29,338
General Dynamics Corp.	8,420	981,351
HEICO Corp., Class A	1,395	56,637
Hexcel Corp. (I)	2,343	95,829
Honeywell International, Inc.	18,808	1,748,204
Huntington Ingalls Industries, Inc.	1,174	111,049
Kratos Defense & Security Solutions, Inc. (I)	1,499	11,692
L-3 Communications Holdings, Inc.	2,050	247,538
LMI Aerospace, Inc. (I)	376	4,918
Lockheed Martin Corp.	7,665	1,231,995
Moog, Inc., Class A (I)	1,069	77,919
National Presto Industries, Inc. (L)	167	12,164
Northrop Grumman Corp.	5,427	649,232
Orbital Sciences Corp. (I)	1,479	43,704
Precision Castparts Corp.	3,479	878,100
Raytheon Company	7,674	707,927
Rockwell Collins, Inc.	3,195	249,657
Sparton Corp. (I)	344	9,543

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Aerospace & Defense (continued)
Spirit Aerosystems Holdings, Inc., Class A	3,453	$116,366
Taser International, Inc. (I)	1,282	17,051
Teledyne Technologies, Inc. (I)	905	87,939
Textron, Inc.	6,767	259,108
The Boeing Company	18,018	2,292,430
The KEYW Holding Corp. (I)	815	10,245
TransDigm Group, Inc.	1,269	212,253
Triumph Group, Inc.	1,233	86,088
United Technologies Corp.	22,009	2,540,939
		13,549,234
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (I)	1,747	14,622
Atlas Air Worldwide Holdings, Inc. (I)	649	23,916
C.H. Robinson Worldwide, Inc.	3,702	236,151
Echo Global Logistics, Inc. (I)	676	12,959
Expeditors International of Washington, Inc.	4,831	213,337
FedEx Corp.	7,565	1,145,190
Forward Air Corp.	830	39,716
Hub Group, Inc., Class A (I)	1,024	51,610
Park-Ohio Holdings Corp.	343	19,932
United Parcel Service, Inc., Class B	22,257	2,284,904
UTi Worldwide, Inc.	2,522	26,077
XPO Logistics, Inc. (I)	879	25,157
		4,093,571
Airlines - 0.5%
Alaska Air Group, Inc.	1,641	155,977
Allegiant Travel Company	464	54,645
American Airlines Group, Inc.	18,090	777,146
Delta Air Lines, Inc.	20,531	794,960
Hawaiian Holdings, Inc. (I)	1,540	21,113
JetBlue Airways Corp. (I)	6,490	70,417
Republic Airways Holdings, Inc. (I)	1,141	12,368
SkyWest, Inc.	1,535	18,758
Southwest Airlines Company	16,801	451,275
Spirit Airlines, Inc. (I)	1,723	108,963
United Continental Holdings, Inc. (I)	8,656	355,502
		2,821,124
Building Products - 0.2%
AAON, Inc.	966	32,380
American Woodmark Corp. (I)	470	14,979
AO Smith Corp.	2,206	109,373
Apogee Enterprises, Inc.	713	24,855
Armstrong World Industries, Inc. (I)	1,369	78,622
Builders FirstSource, Inc. (I)	2,899	21,685
Fortune Brands Home & Security, Inc.	4,027	160,798
Gibraltar Industries, Inc. (I)	947	14,688
Griffon Corp.	1,661	20,596
Insteel Industries, Inc.	563	11,063
Lennox International, Inc.	1,177	105,424
Masco Corp.	8,607	191,075
NCI Building Systems, Inc. (I)	1,785	34,683
Nortek, Inc. (I)	350	31,416
Owens Corning	2,856	110,470
Patrick Industries, Inc. (I)	368	17,145
PGT, Inc. (I)	1,305	11,053
Ply Gem Holdings, Inc. (I)	1,531	15,463
Quanex Building Products Corp.	980	17,513
Simpson Manufacturing Company, Inc.	1,094	39,778
Trex Company, Inc. (I)	844	24,324
Universal Forest Products, Inc.	435	20,997

186

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Building Products (continued)
USG Corp. (I)	3,229	$97,290
		1,205,670
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	1,288	34,750
ACCO Brands Corp. (I)	2,455	15,737
ARC Document Solutions, Inc. (I)	1,558	9,130
Brady Corp., Class A	1,191	35,575
Casella Waste Systems, Inc., Class A (I)	1,234	6,182
Cintas Corp.	2,871	182,423
Civeo Corp. (I)	2,666	66,730
Clean Harbors, Inc. (I)	1,477	94,897
Copart, Inc.	2,964	106,585
Covanta Holding Corp.	3,037	62,593
Deluxe Corp.	1,221	71,526
Ennis, Inc.	718	10,957
Fuel Tech, Inc. (I)	793	4,473
G&K Services, Inc., Class A	454	23,640
Healthcare Services Group, Inc.	1,683	49,548
Heritage-Crystal Clean, Inc. (I)	768	15,076
Herman Miller, Inc.	1,550	46,872
HNI Corp.	1,139	44,546
Hudson Technologies, Inc.	1,078	3,115
InnerWorkings, Inc. (I)	1,268	10,778
Interface, Inc.	1,612	30,370
Intersections, Inc.	680	3,346
Iron Mountain, Inc.	4,655	165,020
KAR Auction Services, Inc.	3,268	104,151
Kimball International, Inc., Class B	1,061	17,740
Knoll, Inc.	1,200	20,796
McGrath RentCorp.	612	22,491
Metalico, Inc. (I)	1,349	1,673
Mobile Mini, Inc.	1,167	55,888
MSA Safety, Inc.	925	53,169
Multi-Color Corp.	538	21,525
NL Industries, Inc.	1,224	11,371
Performant Financial Corp. (I)	960	9,696
Pitney Bowes, Inc.	4,820	133,128
Quad/Graphics, Inc.	1,184	26,486
R.R. Donnelley & Sons Company	4,875	82,680
Republic Services, Inc.	8,564	325,175
Rollins, Inc.	3,435	103,050
Schawk, Inc.	698	14,211
SP Plus Corp. (I)	481	10,289
Steelcase, Inc., Class A	3,134	47,417
Stericycle, Inc. (I)	2,018	238,972
Swisher Hygiene Inc	450	1,935
Team, Inc. (I)	589	24,161
Tetra Tech, Inc.	1,545	42,488
The ADT Corp.	4,636	161,982
The Brink’s Company	1,094	30,873
UniFirst Corp.	475	50,350
United Stationers, Inc.	1,007	41,760
US Ecology, Inc.	556	27,216
Versar, Inc. (I)	1,039	3,377
Viad Corp.	689	16,426
Waste Connections, Inc.	2,958	143,611
Waste Management, Inc.	10,963	490,375
West Corp.	1,935	51,858
		3,480,189
Construction & Engineering - 0.2%
AECOM Technology Corp. (I)	2,422	77,988
Aegion Corp. (I)	1,004	23,363

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Construction & Engineering (continued)
Ameresco, Inc., Class A (I)	1,114	$7,831
Comfort Systems USA, Inc.	940	14,852
Dycom Industries, Inc. (I)	863	27,021
EMCOR Group, Inc.	1,546	68,843
Fluor Corp.	3,857	296,603
Furmanite Corp. (I)	1,126	13,107
Granite Construction, Inc.	951	34,217
Great Lakes Dredge & Dock Corp. (I)	2,049	16,372
Jacobs Engineering Group, Inc. (I)	3,098	165,061
KBR, Inc.	3,532	84,238
Layne Christensen Company (I)	532	7,076
MasTec, Inc. (I)	1,783	54,952
MYR Group, Inc. (I)	561	14,210
Orion Marine Group, Inc. (I)	763	8,263
Pike Corp. (I)	949	8,503
Primoris Services Corp.	1,267	36,540
Quanta Services, Inc. (I)	5,027	173,834
Sterling Construction Company, Inc. (I)	796	7,466
Tutor Perini Corp. (I)	1,191	37,802
URS Corp.	1,743	79,917
		1,258,059
Electrical Equipment - 0.7%
Active Power, Inc.	864	2,385
Acuity Brands, Inc.	1,050	145,163
American Superconductor Corp. (I)	1,242	2,024
AMETEK, Inc.	5,813	303,904
AZZ, Inc.	669	30,828
Broadwind Energy, Inc.	481	4,218
Capstone Turbine Corp. (I)	11,149	16,835
Eaton Corp. PLC	11,347	875,761
Emerson Electric Company	16,940	1,124,138
Encore Wire Corp.	509	24,961
EnerSys, Inc.	1,186	81,585
Enphase Energy, Inc.	1,270	10,859
Espey Manufacturing & Electronics Corp.	162	4,069
Franklin Electric Company, Inc.	1,168	47,105
FuelCell Energy, Inc. (I)	5,660	13,584
General Cable Corp.	1,116	28,637
Global Power Equipment Group, Inc.	699	11,296
GrafTech International, Ltd. (I)	3,533	36,955
Hubbell, Inc., Class B	1,387	170,809
Lighting Science Group Corp.	3,647	1,349
Lime Energy Company	158	406
Plug Power, Inc. (I)	3,427	16,038
Polypore International, Inc. (I)	1,089	51,978
Powell Industries, Inc.	356	23,275
Power Solutions International, Inc. (I)	259	18,640
Preformed Line Products Company	151	8,128
Regal-Beloit Corp.	1,083	85,080
Revolution Lighting Technologies, Inc.	2,016	4,637
Rockwell Automation, Inc.	3,311	414,405
SL Industries, Inc. (I)	235	6,933
SolarCity Corp.	1,982	139,929
The Babcock & Wilcox Company	2,624	85,175
Thermon Group Holdings, Inc. (I)	760	20,003
Valence Technology, Inc.	5,079	181
Vicor Corp.	1,178	9,872
		3,821,145
Industrial Conglomerates - 1.8%
3M Company	16,205	2,321,204
Carlisle Companies, Inc.	1,535	132,962
Danaher Corp.	16,701	1,314,870

187

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrial Conglomerates (continued)
General Electric Company	242,536	$6,373,846
Raven Industries, Inc.	906	30,025
Roper Industries, Inc.	2,343	342,101
		10,515,008
Machinery - 2.0%
Actuant Corp., Class A	1,781	61,569
AGCO Corp.	2,312	129,981
Albany International Corp., Class A	756	28,698
Allison Transmission Holdings, Inc.	4,234	131,677
Altra Industrial Motion Corp.	757	27,547
American Railcar Industries, Inc.	519	35,173
Astec Industries, Inc.	567	24,880
Barnes Group, Inc.	1,329	51,220
Blount International, Inc. (I)	1,228	17,327
Briggs & Stratton Corp.	1,078	22,056
Caterpillar, Inc.	15,378	1,671,127
Chart Industries, Inc. (I)	708	58,580
CIRCOR International, Inc.	465	35,865
CLARCOR, Inc.	1,194	73,849
Colfax Corp.	2,435	181,505
Columbus McKinnon Corp.	651	17,610
Commercial Vehicle Group, Inc. (I)	1,067	10,713
Crane Company	1,353	100,609
Cummins, Inc.	4,456	687,516
Deere & Company	9,056	820,021
Donaldson Company, Inc.	3,471	146,893
Douglas Dynamics, Inc.	897	15,805
Dover Corp.	4,075	370,621
Dynamic Materials Corp.	379	8,387
Energy Recovery, Inc. (I)	1,363	6,706
EnPro Industries, Inc. (I)	496	36,287
ESCO Technologies, Inc.	685	23,728
Federal Signal Corp.	1,496	21,916
Flowserve Corp.	3,333	247,809
FreightCar America, Inc.	399	9,991
Graco, Inc.	1,484	115,871
Graham Corp.	360	12,532
Harsco Corp.	2,023	53,872
Hillenbrand, Inc.	1,580	51,540
Hyster-Yale Materials Handling, Inc.	360	31,874
IDEX Corp.	1,962	158,412
Illinois Tool Works, Inc.	10,592	927,436
ITT Corp.	2,155	103,656
John Bean Technologies Corp.	744	23,057
Joy Global, Inc.	2,471	152,164
Kadant, Inc.	356	13,688
Kennametal, Inc.	1,834	84,878
LB Foster Company, Class A	393	21,269
Lincoln Electric Holdings, Inc.	1,978	138,223
Lindsay Corp.	317	26,777
Lydall, Inc. (I)	557	15,245
Manitex International, Inc. (I)	420	6,821
Meritor, Inc. (I)	2,393	31,205
Middleby Corp. (I)	1,377	113,905
Mueller Industries, Inc.	1,282	37,704
Mueller Water Products, Inc., Class A	4,056	35,044
Navistar International Corp. (I)	1,939	72,674
NN, Inc.	585	14,964
Nordson Corp.	1,531	122,771
Oshkosh Corp.	2,074	115,169
PACCAR, Inc.	8,380	526,515
Pall Corp.	2,659	227,052
Parker Hannifin Corp.	3,523	442,947

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Pentair PLC	4,792	$345,599
PMFG, Inc. (I)	848	4,469
Proto Labs, Inc. (I)	634	51,937
RBC Bearings, Inc.	550	35,228
Rexnord Corp. (I)	2,268	63,844
Snap-on, Inc.	1,364	161,661
SPX Corp.	1,059	114,594
Standex International Corp.	409	30,462
Stanley Black & Decker, Inc.	4,183	367,351
Sun Hydraulics Corp.	689	27,973
Tecumseh Products Company (I)	535	2,723
Tennant Company	492	37,549
Terex Corp.	2,704	111,134
The ExOne Company (I)	298	11,807
The Gorman-Rupp Company	672	23,769
The Greenbrier Companies, Inc.	617	35,539
The LS Starrett Company, Class A	473	7,275
The Manitowoc Company, Inc.	3,212	105,546
The Toro Company	1,418	90,185
Timken Company	2,322	157,524
Titan International, Inc.	1,210	20,352
TriMas Corp. (I)	1,133	43,201
Trinity Industries, Inc.	3,804	166,311
Twin Disc, Inc.	494	16,327
Valmont Industries, Inc.	632	96,032
Wabash National Corp. (I)	1,922	27,389
WABCO Holdings, Inc. (I)	1,477	157,773
Wabtec Corp.	2,330	192,435
Watts Water Technologies, Inc., Class A	857	52,903
Woodward, Inc.	1,685	84,553
Xylem, Inc.	4,469	174,649
		11,571,025
Marine - 0.0%
Eagle Bulk Shipping, Inc. (I)	529	1,635
Genco Shipping & Trading, Ltd. (I)	955	898
Kirby Corp. (I)	1,313	153,805
Matson, Inc.	1,025	27,511
Rand Logistics, Inc.	557	3,342
		187,191
Professional Services - 0.3%
Acacia Research Corp.	1,195	21,211
Barrett Business Services, Inc.	202	9,494
CBIZ, Inc. (I)	1,604	14,484
CDI Corp.	578	8,329
CRA International, Inc. (I)	287	6,615
Equifax, Inc.	2,853	206,957
Exponent, Inc.	289	21,418
Franklin Covey Company (I)	557	11,212
FTI Consulting, Inc. (I)	921	34,832
Heidrick & Struggles International, Inc.	459	8,492
Hill International, Inc. (I)	1,724	10,741
Huron Consulting Group, Inc. (I)	572	40,509
ICF International, Inc. (I)	571	20,191
IHS, Inc., Class A	1,598	216,801
Insperity, Inc.	655	21,615
Kelly Services, Inc., Class A	880	15,110
Kforce, Inc.	800	17,320
Korn/Ferry International (I)	1,149	33,746
ManpowerGroup, Inc.	1,845	156,548
Mastech Holdings, Inc.	296	4,440
Mistras Group, Inc. (I)	687	16,845
Navigant Consulting, Inc. (I)	1,124	19,614

188

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Professional Services (continued)
Odyssey Marine Exploration, Inc.	2,604	$4,375
On Assignment, Inc. (I)	1,216	43,253
Pendrell Corp. (I)	8,578	15,097
Resources Connection, Inc.	976	12,795
Robert Half International, Inc.	3,317	158,354
RPX Corp. (I)	1,202	21,336
The Advisory Board Company (I)	886	45,895
The Corporate Executive Board Company	835	56,964
The Dun & Bradstreet Corp.	909	100,172
Towers Watson & Company, Class A	1,675	174,585
TrueBlue, Inc. (I)	1,122	30,934
Verisk Analytics, Inc., Class A	3,990	239,480
VSE Corp.	167	11,743
WageWorks, Inc. (I)	826	39,821
		1,871,328
Road & Rail - 1.0%
AMERCO	480	139,565
ArcBest Corp.	705	30,675
Avis Budget Group, Inc. (I)	2,532	151,135
Celadon Group, Inc.	717	15,286
Con-way, Inc.	1,410	71,078
CSX Corp.	24,266	747,635
Genesee & Wyoming, Inc., Class A	1,289	135,345
Heartland Express, Inc.	2,321	49,530
Hertz Global Holdings, Inc.	10,697	299,837
J.B. Hunt Transport Services, Inc.	2,785	205,477
Kansas City Southern	2,626	282,321
Knight Transportation, Inc.	1,874	44,545
Landstar System, Inc.	1,058	67,712
Marten Transport, Ltd.	1,173	26,217
Norfolk Southern Corp.	7,407	763,143
Old Dominion Freight Line, Inc. (I)	2,081	132,518
Patriot Transportation Holding, Inc. (I)	282	9,862
Providence and Worcester Railroad Company	251	4,581
Roadrunner Transportation Systems, Inc. (I)	1,015	28,522
Ryder Systems, Inc.	1,195	105,268
Saia, Inc. (I)	643	28,247
Swift Transportation Company (I)	3,346	84,420
Union Pacific Corp.	22,006	2,195,099
Universal Truckload Services, Inc.	735	18,640
USA Truck, Inc. (I)	383	7,120
Werner Enterprises, Inc.	1,617	42,867
YRC Worldwide, Inc. (I)	304	8,545
		5,695,190
Trading Companies & Distributors - 0.4%
Aceto Corp.	706	12,807
Air Lease Corp.	2,442	94,212
Aircastle, Ltd.	1,918	34,083
Applied Industrial Technologies, Inc.	1,031	52,303
Beacon Roofing Supply, Inc. (I)	1,131	37,459
BlueLinx Holdings, Inc. (I)	1,969	2,757
CAI International, Inc. (I)	572	12,590
DXP Enterprises, Inc. (I)	367	27,723
Fastenal Company (L)	7,070	349,894
GATX Corp.	1,122	75,107
H&E Equipment Services, Inc. (I)	922	33,505
HD Supply Holdings, Inc. (I)	4,467	126,818
Houston Wire & Cable Company	638	7,918
Kaman Corp.	670	28,629
MRC Global, Inc. (I)	2,326	65,803
MSC Industrial Direct Company, Inc., Class A	1,510	144,416
NOW, Inc.	2,550	92,336

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
Rush Enterprises, Inc., Class A (I)	968	$33,561
Stock Building Supply Holdings, Inc. (I)	780	15,389
TAL International Group, Inc. (I)	812	36,020
Textainer Group Holdings, Ltd.	1,298	50,129
Titan Machinery, Inc. (I)	544	8,954
United Rentals, Inc. (I)	2,261	236,795
W.W. Grainger, Inc.	1,640	417,003
Watsco, Inc.	810	83,236
WESCO International, Inc. (I)	1,020	88,108
		2,167,555
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Company LLC	1,198	74,719
Wesco Aircraft Holdings, Inc. (I)	2,341	46,726
		121,445
		62,357,734
Information Technology - 17.8%
Communications Equipment - 1.5%
ADTRAN, Inc.	1,439	32,464
ARRIS Group, Inc. (I)	3,419	111,220
Aruba Networks, Inc. (I)	2,538	44,466
Aviat Networks, Inc.	1,974	2,527
Bel Fuse, Inc., Class B	373	9,575
Black Box Corp.	458	10,736
Brocade Communications Systems, Inc.	10,370	95,404
CalAmp Corp. (I)	938	20,317
Calix, Inc. (I)	1,421	11,624
Ciena Corp. (I)	2,566	55,580
Cisco Systems, Inc.	128,093	3,183,111
Commscope Holding Company, Inc.	4,579	105,912
Dialogic, Inc.	241	254
Digi International, Inc. (I)	713	6,716
EchoStar Corp., Class A (I)	2,166	114,668
Emcore Corp.	763	3,144
Emulex Corp. (I)	2,134	12,164
Extreme Networks, Inc. (I)	2,022	8,978
F5 Networks, Inc. (I)	1,867	208,058
Finisar Corp. (I)	2,207	43,588
Harmonic, Inc. (I)	2,721	20,299
Harris Corp.	2,560	193,920
Infinera Corp. (I)	2,668	24,546
InterDigital, Inc.	948	45,314
IXIA (I)	1,783	20,380
JDS Uniphase Corp. (I)	5,871	73,211
Juniper Networks, Inc. (I)	12,089	296,664
Meru Networks, Inc.	433	1,593
Motorola Solutions, Inc.	6,304	419,657
NETGEAR, Inc. (I)	889	30,911
Novatel Wireless, Inc. (I)	1,074	2,051
Numerex Corp., Class A (I)	926	10,640
Oplink Communications, Inc. (I)	639	10,844
Palo Alto Networks, Inc. (I)	1,766	148,079
Parkervision, Inc.	2,235	3,308
Plantronics, Inc.	1,109	53,287
Polycom, Inc. (I)	4,160	52,125
Powerwave Technologies, Inc.	912	1
Procera Networks, Inc. (I)	608	6,135
QUALCOMM, Inc.	40,737	3,226,370
Riverbed Technology, Inc.	4,065	83,861
Ruckus Wireless, Inc. (I)	1,798	21,414
ShoreTel, Inc. (I)	1,320	8,606
Sonus Networks, Inc. (I)	7,104	25,503

189

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Communications Equipment (continued)
Sycamore Networks, Inc.	773	$444
Tessco Technologies, Inc.	309	9,805
Ubiquiti Networks, Inc. (I)	2,142	96,797
ViaSat, Inc. (I)	1,087	63,003
		9,029,274
Electronic Equipment, Instruments & Components - 0.7%
Aeroflex Holding Corp. (I)	2,123	22,292
Amphenol Corp., Class A	3,778	363,973
Anixter International, Inc.	773	77,354
Arrow Electronics, Inc. (I)	2,357	142,386
Avnet, Inc.	3,210	142,235
AVX Corp.	4,025	53,452
Badger Meter, Inc.	435	22,903
Belden, Inc.	1,053	82,302
Benchmark Electronics, Inc. (I)	1,407	35,850
CDW Corp.	4,060	129,433
Checkpoint Systems, Inc. (I)	1,010	14,130
Cognex Corp.	2,162	83,021
Coherent, Inc. (I)	623	41,224
Control4 Corp. (I)	676	13,223
Corning, Inc.	34,966	767,504
CTS Corp.	903	16,886
Daktronics, Inc.	1,118	13,327
Dolby Laboratories, Inc., Class A (I)	2,481	107,179
DTS, Inc. (I)	507	9,334
Echelon Corp. (I)	1,218	2,960
Electro Rent Corp.	657	10,992
Electro Scientific Industries, Inc.	1,363	9,282
eMagin Corp.	820	1,829
FARO Technologies, Inc. (I)	470	23,086
FEI Company	1,012	91,819
FLIR Systems, Inc.	3,439	119,436
GSI Group, Inc. (I)	1,358	17,287
Identive Group, Inc. (I)	182	2,015
II-VI, Inc. (I)	1,532	22,153
Ingram Micro, Inc., Class A (I)	3,568	104,221
Insight Enterprises, Inc. (I)	950	29,203
InvenSense, Inc. (I)	2,246	50,962
IPG Photonics Corp.	1,210	83,248
Itron, Inc. (I)	903	36,617
Jabil Circuit, Inc.	4,996	104,416
KEMET Corp. (I)	1,819	10,459
Knowles Corp.	2,037	62,617
Littelfuse, Inc.	562	52,238
Maxwell Technologies, Inc. (I)	724	10,954
Measurement Specialties, Inc. (I)	495	42,605
Mercury Systems, Inc. (I)	1,173	13,302
Mesa Laboratories, Inc.	139	11,670
Methode Electronics, Inc.	886	33,854
MOCON, Inc.	510	8,063
MTS Systems Corp.	413	27,985
Multi-Fineline Electronix, Inc. (I)	1,048	11,570
National Instruments Corp.	3,022	97,883
Netlist, Inc.	1,027	1,325
Newport Corp. (I)	1,042	19,277
OSI Systems, Inc. (I)	477	31,840
Park Electrochemical Corp.	597	16,841
PC Connection, Inc.	675	13,959
Plexus Corp. (I)	830	35,931
Pulse Electronics Corp. (I)	137	343
Radisys Corp. (I)	794	2,771
RealD, Inc. (I)	1,198	15,286
Richardson Electronics, Ltd.	668	6,994

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Rofin-Sinar Technologies, Inc. (I)	720	$17,309
Rogers Corp. (I)	481	31,914
Sanmina Corp. (I)	2,020	46,016
ScanSource, Inc. (I)	664	25,285
Speed Commerce, Inc. (I)	2,527	9,451
SYNNEX Corp. (I)	897	65,346
Tech Data Corp. (I)	895	55,955
Trimble Navigation, Ltd.	6,185	228,536
TTM Technologies, Inc. (I)	1,990	16,318
Universal Display Corp. (I)	1,115	35,792
Viasystems Group, Inc. (I)	571	6,218
Vishay Intertechnology, Inc.	3,586	55,547
Zebra Technologies Corp., Class A (I)	1,187	97,714
		4,066,702
Internet Software & Services - 3.3%
Akamai Technologies, Inc. (I)	4,229	258,223
Angie’s List, Inc. (I)	1,342	16,023
AOL, Inc. (I)	1,892	75,283
Bankrate, Inc. (I)	2,362	41,429
Bazaarvoice, Inc. (I)	1,789	14,115
Benefitfocus, Inc. (I)	572	26,438
Blucora, Inc. (I)	902	17,021
Brightcove, Inc. (I)	656	6,914
BroadVision, Inc.	124	1,190
Carbonite, Inc. (I)	665	7,960
ChannelAdvisor Corp. (I)	530	13,971
comScore, Inc. (I)	1,002	35,551
Constant Contact, Inc. (I)	855	27,454
Conversant, Inc. (I)	1,811	45,999
Cornerstone OnDemand, Inc. (I)	1,194	54,948
CoStar Group, Inc. (I)	685	108,346
Cvent, Inc. (I)	1,002	29,148
Dealertrack Technologies, Inc. (I)	1,058	47,970
Demand Media, Inc. (I)	1,798	8,666
Demandware, Inc. (I)	849	58,895
Digital River, Inc. (I)	987	15,229
E2open, Inc. (I)	598	12,361
Earthlink Holdings Corp.	2,349	8,738
eBay, Inc. (I)	31,019	1,552,811
Endurance International
Group Holdings, Inc. (I)	3,078	47,063
Envestnet, Inc. (I)	867	42,414
Equinix, Inc.	1,187	249,377
Facebook, Inc., Class A (I)	58,866	3,961,093
Global Eagle Entertainment, Inc. (I)	1,359	16,852
Gogo, Inc. (I)	2,099	41,056
Google, Inc., Class C (I)	16,124	9,275,815
InterActiveCorp	1,943	134,514
Internap Network Services Corp. (I)	1,629	11,484
IntraLinks Holdings, Inc. (I)	1,586	14,100
j2 Global, Inc.	1,122	57,065
Limelight Networks, Inc. (I)	2,442	7,473
LinkedIn Corp., Class A (I)	2,860	490,404
Liquidity Services, Inc. (I)	719	11,331
LivePerson, Inc. (I)	1,346	13,662
LogMeIn, Inc. (I)	689	32,121
Marchex, Inc., Class B	1,000	12,020
Marin Software, Inc. (I)	788	9,275
Marketo, Inc. (I)	865	25,154
MeetMe, Inc.	1,007	2,739
Millennial Media, Inc. (I)	2,668	13,313
Monster Worldwide, Inc. (I)	2,708	17,710

190

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet Software & Services (continued)
Move, Inc. (I)	1,071	$15,840
NIC, Inc.	1,581	25,059
OpenTable, Inc. (I)	554	57,394
Pandora Media, Inc. (I)	4,725	139,388
Perficient, Inc. (I)	697	13,571
QuinStreet, Inc. (I)	930	5,124
Rackspace Hosting, Inc.	3,378	113,703
RealNetworks, Inc. (I)	977	7,455
Rocket Fuel, Inc. (I)	829	25,774
SciQuest, Inc. (I)	622	11,003
Shutterstock, Inc. (I)	835	69,288
Spark Networks, Inc.	604	3,425
SPS Commerce, Inc. (I)	348	21,990
Stamps.com, Inc. (I)	343	11,556
support.com, Inc.	1,791	4,854
Synacor, Inc.	720	1,843
TechTarget, Inc. (I)	764	6,738
Textura Corp. (I)	513	12,127
Travelzoo, Inc.	401	7,759
Trulia, Inc. (I)	930	44,063
Twitter, Inc. (I)	13,056	534,904
United Online, Inc.	328	3,411
Unwired Planet, Inc. (I)	2,609	5,818
VeriSign, Inc. (I)	3,381	165,027
Web.com Group, Inc. (I)	1,291	37,271
WebMD Health Corp. (I)	946	45,692
Xoom Corp. (I)	734	19,348
Yahoo!, Inc. (I)	24,218	850,778
Yelp, Inc. (I)	1,575	120,771
Zillow, Inc., Class A	912	130,352
		19,482,044
IT Services - 3.0%
Acxiom Corp. (I)	1,763	38,239
Alliance Data Systems Corp. (I)	1,159	325,969
Automatic Data Processing, Inc.	11,521	913,385
Blackhawk Network Holdings, Inc. (I)	1,244	35,106
Blackhawk Network Holdings, Inc., Class B	973	26,125
Booz Allen Hamilton Holding Corp.	3,410	72,428
Broadridge Financial Solutions, Inc.	2,909	121,131
CACI International, Inc., Class A (I)	532	37,352
Cardtronics, Inc. (I)	1,085	36,977
Cass Information Systems, Inc.	337	16,675
CIBER, Inc. (I)	2,045	10,102
Cognizant Technology
Solutions Corp., Class A (I)	14,454	706,945
Computer Sciences Corp.	3,551	224,423
Computer Task Group, Inc.	577	9,497
Convergys Corp.	2,403	51,520
CoreLogic, Inc. (I)	2,317	70,344
CSG Systems International, Inc.	918	23,969
DST Systems, Inc.	1,033	95,212
EPAM Systems, Inc. (I)	1,164	50,925
Euronet Worldwide, Inc. (I)	1,168	56,344
ExlService Holdings, Inc. (I)	766	22,559
Fidelity National Information Services, Inc.	6,911	378,308
Fiserv, Inc. (I)	6,160	371,571
FleetCor Technologies, Inc. (I)	1,966	259,119
Forrester Research, Inc.	566	21,440
Gartner, Inc.	2,204	155,426
Genpact, Ltd.	5,610	98,343
Global Cash Access Holdings, Inc. (I)	2,025	18,023
Global Payments, Inc.	1,823	132,806
Heartland Payment Systems, Inc.	844	34,781

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT Services (continued)
Higher One Holdings, Inc.	1,420	$5,410
iGATE Corp. (I)	1,475	53,675
Innodata, Inc.	808	2,602
International Business Machines Corp.	26,022	4,717,008
Jack Henry & Associates, Inc.	2,031	120,702
Leidos Holdings, Inc.	1,988	76,220
Lionbridge Technologies, Inc. (I)	1,904	11,310
ManTech International Corp., Class A	903	26,657
MasterCard, Inc., Class A	28,839	2,118,801
Mattersight Corp.	1,020	5,416
MAXIMUS, Inc.	1,660	71,413
ModusLink Global Solutions, Inc. (I)(L)	2,255	8,434
MoneyGram International, Inc. (I)	1,413	20,813
NCI, Inc., Class A (I)	381	3,383
NeuStar, Inc., Class A (I)	1,565	40,721
Newtek Business Services, Inc.	1,992	5,458
Paychex, Inc.	8,667	360,201
PRGX Global, Inc. (I)	959	6,128
Sapient Corp. (I)	3,338	54,243
Science Applications International Corp.	1,136	50,166
ServiceSource International, Inc. (I)	1,729	10,028
Sykes Enterprises, Inc. (I)	1,261	27,402
Syntel, Inc. (I)	1,000	85,960
TeleTech Holdings, Inc. (I)	1,287	37,310
Teradata Corp. (I)	3,873	155,695
The Western Union Company	13,129	227,657
Total System Services, Inc.	4,487	140,937
Unisys Corp. (I)	1,059	26,200
Vantiv, Inc., Class A	4,637	155,896
VeriFone Systems, Inc. (I)	2,675	98,306
Virtusa Corp. (I)	733	26,241
Visa, Inc., Class A	18,682	3,936,484
WEX, Inc. (I)	916	96,153
Xerox Corp.	29,524	367,279
		17,565,353
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Energy Industries, Inc. (I)	919	17,691
Advanced Micro Devices, Inc.	17,816	74,649
Alpha & Omega Semiconductor, Ltd. (I)	721	6,684
Altera Corp.	7,671	266,644
Ambarella, Inc. (I)	697	21,732
Amkor Technology, Inc. (I)	5,636	63,010
Amtech Systems, Inc. (I)	344	4,207
Analog Devices, Inc.	7,343	397,036
Applied Materials, Inc.	28,783	649,057
Applied Micro Circuits Corp. (I)	1,860	20,107
Atmel Corp.	9,935	93,091
Audience, Inc. (I)	394	4,712
AXT, Inc. (I)	645	1,380
Broadcom Corp., Class A	13,823	513,110
Brooks Automation, Inc.	1,693	18,234
Cabot Microelectronics Corp. (I)	546	24,379
Cavium, Inc. (I)	1,306	64,856
CEVA, Inc. (I)	574	8,478
Cirrus Logic, Inc. (I)	1,542	35,065
Cohu, Inc.	836	8,945
Cree, Inc.	2,898	144,755
CVD Equipment Corp.	259	3,136
Cypress Semiconductor Corp. (I)	3,833	41,818
Diodes, Inc. (I)	1,139	32,985
Entegris, Inc. (I)	3,313	45,537
Entropic Communications, Inc. (I)	2,234	7,439
Exar Corp. (I)	1,365	15,425

191

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Fairchild Semiconductor International, Inc. (I)	3,070	$47,892
First Solar, Inc. (I)	2,345	166,636
FormFactor, Inc. (I)	1,372	11,415
Freescale Semiconductor, Ltd. (I)	6,310	148,285
GSI Technology, Inc. (I)	900	5,364
GT Advanced Technologies, Inc. (I)	3,033	56,414
Hittite Microwave Corp.	762	59,398
Inphi Corp. (I)	755	11,083
Integrated Device Technology, Inc. (I)	3,718	57,480
Integrated Silicon Solution, Inc. (I)	890	13,145
Intel Corp.	119,156	3,681,920
Intermolecular, Inc.	1,145	2,668
International Rectifier Corp. (I)	1,650	46,035
Intersil Corp., Class A	3,066	45,837
IXYS Corp.	839	10,336
KLA-Tencor Corp.	3,912	284,168
Kopin Corp. (I)	2,337	7,619
Kulicke & Soffa Industries, Inc. (I)	1,781	25,397
Lam Research Corp.	3,884	262,481
Lattice Semiconductor Corp. (I)	2,974	24,536
Linear Technology Corp.	5,513	259,497
M/A-COM Technology
Solutions Holdings, Inc. (I)	1,159	26,054
Marvell Technology Group, Ltd.	11,656	167,030
Mattson Technology, Inc.	1,856	4,065
Maxim Integrated Products, Inc.	6,649	224,803
MaxLinear, Inc., Class A (I)	1,309	13,182
Micrel, Inc.	1,723	19,435
Microchip Technology, Inc.	4,639	226,430
Micron Technology, Inc. (I)	25,208	830,604
Microsemi Corp. (I)	2,319	62,056
MKS Instruments, Inc.	1,286	40,175
Monolithic Power Systems, Inc.	895	37,903
MoSys, Inc.	2,444	7,674
Nanometrics, Inc. (I)	623	11,370
NVIDIA Corp.	13,756	255,036
OmniVision Technologies, Inc. (I)	1,411	31,014
ON Semiconductor Corp. (I)	10,601	96,893
PDF Solutions, Inc. (I)	882	18,716
Photronics, Inc. (I)	1,479	12,719
PMC-Sierra, Inc. (I)	5,216	39,694
Power Integrations, Inc.	714	41,084
QuickLogic Corp. (I)	1,411	7,295
Rambus, Inc. (I)	2,670	38,181
RF Micro Devices, Inc. (I)	6,722	64,464
Rubicon Technology, Inc. (I)	635	5,556
Rudolph Technologies, Inc. (I)	944	9,327
Semtech Corp. (I)	1,537	40,193
Silicon Image, Inc. (I)	2,196	11,068
Silicon Laboratories, Inc. (I)	1,002	49,349
Skyworks Solutions, Inc.	4,403	206,765
Spansion, Inc., Class A (I)	1,657	34,913
STR Holdings, Inc.	1,220	1,647
SunEdison, Inc. (I)	6,364	143,826
SunPower Corp. (I)	2,842	116,465
Synaptics, Inc. (I)	852	77,225
Teradyne, Inc.	4,605	90,258
Tessera Technologies, Inc.	1,532	33,827
Texas Instruments, Inc.	26,239	1,253,962
Transwitch Corp.	1,304	7
TriQuint Semiconductor, Inc. (I)	4,009	63,382
Ultra Clean Holdings, Inc. (I)	774	7,005
Ultratech, Inc. (I)	647	14,350

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Veeco Instruments, Inc. (I)	883	$32,901
Xcerra Corp. (I)	1,415	12,877
Xilinx, Inc.	6,411	303,304
		12,595,852
Software - 3.9%
ACI Worldwide, Inc. (I)	969	54,099
Activision Blizzard, Inc.	16,474	367,370
Actuate Corp. (I)	1,416	6,754
Adobe Systems, Inc. (I)	11,948	864,557
Advent Software, Inc.	1,318	42,927
American Software, Inc., Class A	945	9,337
ANSYS, Inc.	2,187	165,818
Aspen Technology, Inc. (I)	2,229	103,426
Autodesk, Inc. (I)	5,343	301,238
Blackbaud, Inc.	1,183	42,280
Bottomline Technologies, Inc. (I)	911	27,257
BroadSoft, Inc. (I)	685	18,077
CA, Inc.	10,821	310,996
Cadence Design Systems, Inc. (I)	6,903	120,733
Callidus Software, Inc. (I)	1,069	12,764
Citrix Systems, Inc. (I)	4,487	280,662
CommVault Systems, Inc. (I)	1,078	53,005
Compuware Corp.	5,237	52,318
Comverse, Inc. (I)	666	17,769
Concur Technologies, Inc. (I)	1,319	123,115
Cyan, Inc.	1,096	4,417
Document Security Systems, Inc.	1,772	2,428
Ebix, Inc.	840	12,020
Electronic Arts, Inc. (I)	7,374	264,505
Ellie Mae, Inc. (I)	692	21,542
EnerNOC, Inc. (I)	701	13,284
Envivio, Inc.	819	1,966
Epiq Systems, Inc.	1,028	14,443
ePlus, Inc. (I)	259	15,074
FactSet Research Systems, Inc.	1,007	121,122
Fair Isaac Corp.	860	54,834
FalconStor Software, Inc.	1,749	2,973
FireEye, Inc. (I)	2,871	116,419
FleetMatics Group PLC (I)	779	25,193
Fortinet, Inc.	3,889	97,731
Gigamon, Inc. (I)	777	14,872
Glu Mobile, Inc. (I)	2,758	13,790
Guidance Software, Inc. (I)	867	7,907
Guidewire Software, Inc. (I)	1,611	65,503
Imperva, Inc. (I)	657	17,200
Infoblox, Inc. (I)	1,217	16,004
Informatica Corp. (I)	2,520	89,838
Interactive Intelligence Group, Inc. (I)	490	27,504
Intuit, Inc.	6,994	563,227
Jive Software, Inc. (I)	1,690	14,382
Kofax Ltd. (I)	2,350	20,210
Majesco Entertainment Co	212	479
Manhattan Associates, Inc. (I)	1,836	63,213
Mentor Graphics Corp.	2,655	57,268
MICROS Systems, Inc.	1,828	124,121
Microsoft Corp.	200,167	8,346,964
MicroStrategy, Inc., Class A (I)	263	36,983
Mitek Systems, Inc.	1,254	4,176
Model N, Inc. (I)	495	5,470
Monotype Imaging Holdings, Inc.	1,027	28,931
NetScout Systems, Inc. (I)	949	42,079
NetSuite, Inc.	1,775	154,212
Nuance Communications, Inc.	7,373	138,391

192

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Oracle Corp.	109,891	$4,453,882
Pegasystems, Inc.	1,800	38,016
Progress Software Corp. (I)	1,317	31,661
Proofpoint, Inc. (I)	933	34,950
PROS Holdings, Inc. (I)	740	19,566
PTC, Inc. (I)	2,805	108,834
Qlik Technologies, Inc. (I)	2,225	50,330
Qualys, Inc. (I)	696	17,866
Rally Software Development Corp. (I)	544	5,924
RealPage, Inc. (I)	1,749	39,318
Red Hat, Inc. (I)	4,552	251,589
Rosetta Stone, Inc. (I)	599	5,822
Rovi Corp. (I)	2,521	60,403
Salesforce.com, Inc. (I)	14,438	838,559
Seachange International, Inc. (I)	1,026	8,218
ServiceNow, Inc.	3,280	203,229
Silver Spring Networks, Inc. (I)	1,081	14,410
Smith Micro Software, Inc.	1,763	1,834
SolarWinds, Inc.	1,882	72,758
Solera Holdings, Inc.	1,671	112,208
Splunk, Inc. (I)	2,551	141,147
SS&C Technologies Holdings, Inc. (I)	2,028	89,678
Symantec Corp.	16,581	379,705
Synchronoss Technologies, Inc. (I)	1,046	36,568
Synopsys, Inc.	3,607	140,024
Tableau Software, Inc., Class A (I)	1,445	103,072
Take-Two Interactive Software, Inc. (I)	2,282	50,752
Tangoe, Inc. (I)	807	12,153
TeleCommunication Systems, Inc., Class A (I)	1,207	3,971
The Ultimate Software Group, Inc. (I)	671	92,712
THQ, Inc.	234	5
TIBCO Software, Inc.	3,948	79,631
TiVo, Inc. (I)	2,924	37,749
Tyler Technologies, Inc. (I)	761	69,411
VASCO Data Security International, Inc. (I)	1,062	12,319
Verint Systems, Inc. (I)	1,301	63,814
VirnetX Holding Corp. (I)	1,232	21,696
VMware, Inc., Class A (I)	10,288	995,981
Wave Systems Corp., Class A	485	684
Workday, Inc., Class A (I)	3,835	344,613
Zynga, Inc., Class A	19,072	61,221
		22,701,460
Technology Hardware, Storage & Peripherals - 3.2%
3D Systems Corp.	2,440	145,912
Apple, Inc.	151,018	14,034,103
Avid Technology, Inc.	1,037	7,674
Cray, Inc. (I)	1,015	26,999
Diebold, Inc.	1,694	68,048
Dot Hill Systems Corp. (I)	2,398	11,271
Electronics For Imaging, Inc. (I)	1,141	51,573
EMC Corp.	49,384	1,300,775
Fusion-io, Inc. (I)	2,629	29,708
Hewlett-Packard Company	46,335	1,560,563
Imation Corp. (I)	1,203	4,138
Immersion Corp. (I)	986	12,542
Lexmark International, Inc., Class A	1,463	70,458
NCR Corp.	3,948	138,535
NetApp, Inc.	8,177	298,624
Nimble Storage, Inc. (I)	1,667	51,210
OCZ Technology Group, Inc.	1,924	25
QLogic Corp. (I)	2,269	22,894
Quantum Corp. (I)	5,832	7,115
Qumu Corp. (I)	348	4,869

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (continued)
SanDisk Corp.	5,444	$568,517
Silicon Graphics International Corp. (I)	836	8,042
Super Micro Computer, Inc. (I)	1,005	25,396
Transact Technologies, Inc.	494	5,118
Western Digital Corp.	5,668	523,156
		18,977,265
		104,417,950
Materials - 3.6%
Chemicals - 2.3%
A. Schulman, Inc.	713	27,593
Advanced Emissions Solutions, Inc.	476	10,915
Air Products & Chemicals, Inc.	5,033	647,344
Airgas, Inc.	1,763	192,008
Albemarle Corp.	1,919	137,209
American Vanguard Corp.	743	9,822
Ashland, Inc.	1,853	201,495
Axiall Corp.	1,627	76,908
Balchem Corp.	725	38,831
Cabot Corp.	1,475	85,535
Calgon Carbon Corp. (I)	1,429	31,910
Celanese Corp., Series A	3,805	244,585
CF Industries Holdings, Inc.	1,376	330,969
Chase Corp.	349	11,915
Chemtura Corp. (I)	2,384	62,294
Codexis, Inc.	682	996
Cytec Industries, Inc.	866	91,294
E.I. du Pont de Nemours & Company	22,155	1,449,823
Eastman Chemical Company	3,661	319,788
Ecolab, Inc.	7,207	802,427
Ferro Corp. (I)	2,227	27,971
Flotek Industries, Inc. (I)	1,385	44,542
FMC Corp.	3,213	228,733
FutureFuel Corp.	1,202	19,941
GSE Holding, Inc.	557	33
Hawkins, Inc.	312	11,588
HB Fuller Company	1,198	57,624
Huntsman Corp.	5,713	160,535
Innophos Holdings, Inc.	533	30,685
Innospec, Inc.	621	26,809
International Flavors & Fragrances, Inc.	1,930	201,260
Intrepid Potash, Inc. (I)	1,827	30,621
KMG Chemicals, Inc.	436	7,839
Koppers Holdings, Inc.	493	18,857
Kraton Performance Polymers, Inc. (I)	778	17,419
Kronos Worldwide, Inc.	2,710	42,466
Landec Corp. (I)	774	9,667
LSB Industries, Inc. (I)	541	22,543
Metabolix, Inc.	824	717
Minerals Technologies, Inc.	820	53,776
Monsanto Company	12,667	1,580,082
NewMarket Corp.	309	121,162
Oci Partners LP	2,042	43,393
Olin Corp.	1,916	51,579
OM Group, Inc.	761	24,679
OMNOVA Solutions, Inc. (I)	1,304	11,853
Penford Corp. (I)	473	6,069
Petrologistics LP	3,262	46,842
PolyOne Corp.	2,353	99,155
PPG Industries, Inc.	3,376	709,466
Praxair, Inc.	7,017	932,138
Prospect Global Resources, Inc.	53	21
Quaker Chemical Corp.	343	26,339

193

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Rayonier Advanced Materials, Inc. (I)	994	$38,517
Rentech Nitrogen Partners LP	1,086	18,440
Rentech, Inc. (I)	5,518	14,292
Rockwood Holdings, Inc.	1,807	137,314
RPM International, Inc.	3,162	146,021
Senomyx, Inc. (I)	1,262	10,916
Sensient Technologies Corp.	1,240	69,093
Sigma-Aldrich Corp.	2,846	288,812
Stepan Company	506	26,747
Taminco Corp. (I)	1,526	35,495
Terra Nitrogen Company LP	460	66,387
The Dow Chemical Company	29,050	1,494,913
The Mosaic Company	10,149	501,868
The Scotts Miracle-Gro Company, Class A	1,434	81,537
The Sherwin-Williams Company	2,430	502,791
Trecora Resources (I)	686	8,122
Tredegar Corp.	888	20,788
Valhi, Inc.	7,686	49,344
Valspar Corp.	2,052	156,342
W.R. Grace & Company	1,828	172,801
Westlake Chemical Corp.	3,198	267,864
Zep, Inc.	592	10,455
		13,558,924
Construction Materials - 0.1%
Eagle Materials, Inc.	1,200	113,136
Headwaters, Inc. (I)	1,748	24,280
Martin Marietta Materials, Inc.	1,072	141,558
Texas Industries, Inc. (I)	700	64,652
United States Lime & Minerals, Inc.	212	13,738
Vulcan Materials Company	3,128	199,410
		556,774
Containers & Packaging - 0.3%
AEP Industries, Inc. (I)	171	5,963
AptarGroup, Inc.	1,558	104,402
Avery Dennison Corp.	2,321	118,951
Ball Corp.	3,323	208,286
Bemis Company, Inc.	2,394	97,340
Berry Plastics Group, Inc. (I)	2,678	69,092
Crown Holdings, Inc. (I)	3,205	159,481
Graphic Packaging Holding Company (I)	8,484	99,263
Greif, Inc., Class A	1,126	61,435
MeadWestvaco Corp.	4,191	185,494
Myers Industries, Inc.	984	19,769
Owens-Illinois, Inc. (I)	3,934	136,274
Packaging Corp. of America	2,346	167,716
Rock-Tenn Company, Class A	1,710	180,559
Sealed Air Corp.	4,745	162,137
Silgan Holdings, Inc.	1,489	75,671
Sonoco Products Company	2,324	102,093
UFP Technologies, Inc.	312	7,516
		1,961,442
Metals & Mining - 0.7%
AK Steel Holding Corp. (I)	3,165	25,193
Alcoa, Inc.	25,518	379,963
Allegheny Technologies, Inc.	2,513	113,336
Allied Nevada Gold Corp. (I)	1,954	7,347
AM Castle & Company (I)	676	7,463
Ampco-Pittsburgh Corp.	317	7,272
Carpenter Technology Corp.	1,236	78,177
Century Aluminum Company (I)	2,202	34,527
Cliffs Natural Resources, Inc.	3,602	54,210

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Metals & Mining (continued)
Coeur Mining, Inc. (I)	2,424	$22,252
Commercial Metals Company	2,880	49,853
Compass Minerals International, Inc.	779	74,581
Freeport-McMoRan Copper & Gold, Inc.	24,894	908,631
General Moly, Inc.	2,672	3,073
Globe Specialty Metals, Inc.	1,837	38,173
Golden Minerals Company	848	975
Haynes International, Inc.	336	19,014
Hecla Mining Company	9,520	32,844
Hi-Crush Partners LP	781	51,202
Horsehead Holding Corp. (I)	1,401	25,582
Kaiser Aluminum Corp.	484	35,269
Materion Corp.	519	19,198
Midway Gold Corp.	3,078	2,770
Molycorp, Inc. (I)	6,266	16,104
Newmont Mining Corp.	11,727	298,335
Noranda Aluminum Holding Corp.	1,665	5,877
Nucor Corp.	7,592	373,906
OCI Resources LP	700	17,724
Olympic Steel, Inc.	370	9,158
Paramount Gold and Silver Corp.	4,437	4,260
Reliance Steel & Aluminum Company	1,791	132,015
Royal Gold, Inc.	1,516	115,398
RTI International Metals, Inc. (I)	816	21,697
Schnitzer Steel Industries, Inc., Class A	687	17,910
Solitario Exploration & Royalty Corp.	2,030	2,680
Southern Copper Corp.	20,082	609,890
Steel Dynamics, Inc.	5,347	95,979
Stillwater Mining Company (I)	2,775	48,701
SunCoke Energy Partners LP	506	15,281
SunCoke Energy, Inc. (I)	1,802	38,743
Synalloy Corp.	473	7,767
Tahoe Resources, Inc.	3,348	87,718
United States Steel Corp.	3,560	92,702
Universal Stainless & Alloy Products, Inc. (I)	230	7,470
US Antimony Corp.	2,052	2,914
Vista Gold Corp.	3,085	1,543
Walter Energy, Inc.	1,471	8,017
Worthington Industries, Inc.	1,600	68,864
		4,091,558
Paper & Forest Products - 0.2%
Boise Cascade Company (I)	927	26,549
Clearwater Paper Corp. (I)	576	35,551
Deltic Timber Corp.	331	19,999
Domtar Corp.	1,574	67,446
International Paper Company	10,551	532,509
KapStone Paper and Packaging Corp. (I)	2,388	79,114
Louisiana-Pacific Corp. (I)	3,252	48,845
Neenah Paper, Inc.	450	23,918
PH Glatfelter Company	1,142	30,297
Schweitzer-Mauduit International, Inc.	763	33,313
Verso Paper Corp. (I)	1,827	3,837
Wausau Paper Corp.	1,441	15,592
		916,970
		21,085,668
Telecommunication Services - 2.3%
Diversified Telecommunication Services - 2.0%
8x8, Inc. (I)	2,375	19,190
Alaska Communications
Systems Group, Inc. (I)	1,419	2,554
American Tower Corp.	9,425	848,062

194

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
AT&T, Inc.	126,221	$4,463,175
Atlantic Tele-Network, Inc.	401	23,258
Cbeyond, Inc. (I)	824	8,199
CenturyLink, Inc.	14,173	513,063
Cincinnati Bell, Inc. (I)	4,894	19,233
Cogent Communications Group, Inc.	1,163	40,182
Consolidated Communications Holdings, Inc.	1,056	23,485
FairPoint Communications, Inc. (I)	1,044	14,585
Frontier Communications Corp.	23,827	139,150
General Communication, Inc., Class A (I)	950	10,526
Globalstar, Inc. (I)	12,794	54,375
IDT Corp., Class B	605	10,539
inContact, Inc. (I)	1,358	12,480
Inteliquent, Inc.	876	12,150
Iridium Communications, Inc. (I)	1,659	14,035
Level 3 Communications, Inc.	5,373	235,928
Lumos Networks Corp.	555	8,031
Premiere Global Services, Inc. (I)	1,491	19,905
Straight Path Communications, Inc., Class B	302	3,080
Towerstream Corp.	2,254	4,373
tw telecom, Inc.	3,403	137,175
Verizon Communications, Inc.	99,209	4,854,296
Vonage Holdings Corp. (I)	4,929	18,484
Windstream Holdings, Inc.	14,406	143,484
		11,652,997
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc.	1,153	7,875
Leap Wireless International, Inc. (I)	2,036	5,131
NII Holdings, Inc.	4,011	2,206
NTELOS Holdings Corp.	555	6,915
RingCentral, Inc., Class A (I)	1,728	26,145
SBA Communications Corp., Class A (I)	3,045	311,504
Shenandoah Telecommunications Company	652	19,860
Sprint Corp.	72,521	618,604
T-Mobile US, Inc.	19,125	642,983
Telephone & Data Systems, Inc.	2,523	65,876
United States Cellular Corp.	2,040	83,232
USA Mobility, Inc. (I)	574	8,840
		1,799,171
		13,452,168
Utilities - 2.9%
Electric Utilities - 1.5%
ALLETE, Inc.	1,049	53,866
American Electric Power Company, Inc.	11,656	650,055
Cleco Corp.	1,529	90,135
Duke Energy Corp.	16,951	1,257,595
Edison International	7,714	448,261
El Paso Electric Company	1,103	44,352
Entergy Corp.	4,209	345,517
Exelon Corp.	20,450	746,016
FirstEnergy Corp.	9,966	346,020
Great Plains Energy, Inc.	3,613	97,081
Hawaiian Electric Industries, Inc.	2,581	65,351
IDACORP, Inc.	1,281	74,080
ITC Holdings Corp.	3,888	141,834
MGE Energy, Inc.	946	37,376
NextEra Energy, Inc.	10,432	1,069,071
Northeast Utilities	7,468	353,012
NRG Yield, Inc., Class A	1,622	84,425
OGE Energy Corp.	4,841	189,186
Pepco Holdings, Inc.	5,969	164,028

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electric Utilities (continued)
Pinnacle West Capital Corp.	2,644	$152,929
PNM Resources, Inc.	1,941	56,930
Portland General Electric Company	1,931	66,948
PPL Corp.	15,092	536,219
The Empire District Electric Company	1,384	35,541
The Southern Company	21,139	959,288
UIL Holdings Corp.	1,427	55,239
Unitil Corp.	738	24,967
UNS Energy Corp.	1,044	63,068
Westar Energy, Inc.	3,098	118,313
Xcel Energy, Inc.	11,892	383,279
		8,709,982
Gas Utilities - 0.2%
AGL Resources, Inc.	2,701	148,636
AmeriGas Partners LP	2,277	103,353
Atmos Energy Corp.	2,121	113,261
Delta Natural Gas Company, Inc.	484	10,629
Ferrellgas Partners LP	1,968	53,844
Gas Natural, Inc.	653	6,883
National Fuel Gas Company	1,972	154,408
New Jersey Resources Corp.	982	56,131
Northwest Natural Gas Company	595	28,054
ONE Gas, Inc.	1,229	46,395
Piedmont Natural Gas Company, Inc.	1,684	62,998
Questar Corp.	4,171	103,441
South Jersey Industries, Inc.	786	47,482
Southwest Gas Corp.	1,053	55,588
Star Gas Partners LP	2,049	12,704
Suburban Propane Partners LP	1,355	62,330
The Laclede Group, Inc.	737	35,781
UGI Corp.	2,673	134,987
WGL Holdings, Inc.	1,161	50,039
		1,286,944
Independent Power and Renewable Electricity
Producers - 0.1%
AES Corp.	17,590	273,525
Atlantic Power Corp.	2,517	10,320
Calpine Corp. (I)	10,455	248,934
NRG Energy, Inc.	7,813	290,644
Ormat Technologies, Inc.	1,274	36,729
Synthesis Energy Systems, Inc.	2,507	4,713
		864,865
Multi-Utilities - 1.0%
Alliant Energy Corp.	2,685	163,409
Ameren Corp.	5,737	234,529
Avista Corp.	1,574	52,760
Black Hills Corp.	1,152	70,721
CenterPoint Energy, Inc.	10,226	261,172
CMS Energy Corp.	6,393	199,142
Consolidated Edison, Inc.	6,940	400,716
Dominion Resources, Inc.	13,932	996,417
DTE Energy Company	4,179	325,419
Integrys Energy Group, Inc.	1,826	129,883
MDU Resources Group, Inc.	4,469	156,862
NiSource, Inc.	7,353	289,267
NorthWestern Corp.	970	50,624
PG&E Corp.	10,693	513,478
Public Service Enterprise Group, Inc.	11,975	488,460
SCANA Corp.	3,306	177,896
Sempra Energy	5,835	610,983
TECO Energy, Inc.	5,130	94,802

195

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Multi-Utilities (continued)
Vectren Corp.	1,933	$82,153
Wisconsin Energy Corp.	5,386	252,711
		5,551,404
Water Utilities - 0.1%
American States Water Company	1,023	33,994
American Water Works Company, Inc.	4,253	210,311
Aqua America, Inc.	4,219	110,622
California Water Service Group	1,338	32,380
Connecticut Water Service, Inc.	386	13,074
Middlesex Water Company	892	18,893
SJW Corp.	822	22,358
York Water Company	973	20,258
		461,890
		16,875,085
TOTAL COMMON STOCKS (Cost $337,280,343)		$573,752,772
CORPORATE BONDS - 0.0%
Financials - 0.0%
GAMCO Investors, Inc.
8.103%, 12/31/2015 (Z)	$2,800	$2,733
TOTAL CORPORATE BONDS (Cost $2,454)		$2,733
RIGHTS - 0.0%
Celgene Corp. (Expiration Date: 12/31/2030;
Strike Price: $0.01) (I)	1,041	2,717
Community Health Systems, Inc. (Expiration
Date: 01/27/2016) (I)(N)	6,080	407
Cubist Pharmaceuticals, Inc. (Expiration Date:
12/31/2016; Strike Price: $10.75) (I)	1,209	140
Fresenius Kabi Pharmaceuticals Holding, Inc.
(Expiration Date: 06/11/2030; Strike
Price: $0.02) (I)	4,291	0
Sanofi (Expiration Date: 12/31/2020; Strike
Price: EUR 2.00) (I)	6,678	3,339
Wright Medical Group, Inc. (Expiration
Date: 01/02/2024) (I)	557	830
TOTAL RIGHTS (Cost $30,003)		$7,433
WARRANTS - 0.0%
Magnum Hunter Resources Corp. (Expiration
Date: 04/15/2016) (I)(N)	420	871
TOTAL WARRANTS (Cost $0)		$871
SECURITIES LENDING COLLATERAL - 2.3%
John Hancock Collateral
Investment Trust, 0.0995% (W)(Y)	1,336,269	13,372,581
TOTAL SECURITIES LENDING
COLLATERAL (Cost $13,372,118)		$13,372,581

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 1.9%
Repurchase Agreement - 1.9%
Repurchase Agreement with State Street Corp.
dated 06/30/2014 at 0.000% to be
repurchased at $10,938,000 on 07/01/2014,
collateralized by $11,060,000 U.S. Treasury
Bonds, 3.375 % due 05/15/2044 (valued at
$11,156,775, including interest)	$ 10,938,000	$10,938,000
TOTAL SHORT-TERM INVESTMENTS (Cost $10,938,000)		$10,938,000
Total Investments (Total Stock Market Index Trust)
(Cost $361,622,918) - 102.1%		$598,074,390
Other assets and liabilities, net - (2.1%)		(12,356,310)
TOTAL NET ASSETS - 100.0%		$585,718,080

U.S. Equity Trust
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.3%
Consumer Discretionary - 5.7%
Automobiles - 0.2%
General Motors Company	55,100	$2,000,130
Distributors - 0.2%
Genuine Parts Company	19,900	1,747,220
Diversified Consumer Services - 0.0%
Capella Education Company	1,600	87,024
Hotels, Restaurants & Leisure - 1.6%
Einstein Noah Restaurant Group, Inc.	6,600	105,996
McDonald’s Corp.	94,951	9,565,364
Ruth’s Hospitality Group, Inc.	7,100	87,685
Starbucks Corp.	35,600	2,754,728
Yum! Brands, Inc.	22,800	1,851,360
		14,365,133
Media - 0.1%
Clear Channel Outdoor Holdings, Inc., Class A	12,300	100,614
Morningstar, Inc.	4,000	287,240
		387,854
Multiline Retail - 0.2%
Dollar Tree, Inc. (I)	30,560	1,664,298
Specialty Retail - 1.9%
AutoZone, Inc. (I)	3,500	1,876,840
Bed Bath & Beyond, Inc. (I)	162,700	9,335,726
Ross Stores, Inc.	30,300	2,003,739
Sears Hometown and Outlet Stores, Inc. (I)	5,500	118,085
The TJX Companies, Inc.	67,000	3,561,050
		16,895,440
Textiles, Apparel & Luxury Goods - 1.5%
Coach, Inc.	40,500	1,384,695
NIKE, Inc., Class B	98,620	7,647,981
Ralph Lauren Corp.	8,200	1,317,658
VF Corp.	49,240	3,102,120
		13,452,454
		50,599,553
Consumer Staples - 19.8%
Beverages - 4.4%
Brown-Forman Corp., Class B	17,998	1,694,872

196

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Monster Beverage Corp. (I)	21,140	$1,501,574
PepsiCo, Inc.	128,576	11,486,980
The Coca-Cola Company	581,800	24,645,048
		39,328,474
Food & Staples Retailing - 3.2%
Costco Wholesale Corp.	43,800	5,044,008
CVS Caremark Corp.	31,400	2,366,618
Sysco Corp.	86,200	3,228,190
Wal-Mart Stores, Inc.	209,580	15,733,171
Walgreen Company	26,900	1,994,097
		28,366,084
Food Products - 1.3%
General Mills, Inc.	73,400	3,856,436
Hormel Foods Corp.	21,500	1,061,025
Kellogg Company	28,900	1,898,730
McCormick & Company, Inc.	17,700	1,267,143
Mead Johnson Nutrition Company	18,300	1,705,011
The Hershey Company	22,400	2,181,088
		11,969,433
Household Products - 5.2%
Church & Dwight Company, Inc.	20,100	1,405,995
Colgate-Palmolive Company	131,980	8,998,396
Kimberly-Clark Corp.	19,700	2,191,034
The Clorox Company (L)	17,800	1,626,920
The Procter & Gamble Company	403,500	31,711,065
		45,933,410
Personal Products - 0.4%
Herbalife, Ltd. (L)	13,300	858,382
The Estee Lauder Companies, Inc., Class A	32,762	2,432,906
		3,291,288
Tobacco - 5.3%
Altria Group, Inc.	49,600	2,080,224
Lorillard, Inc.	33,170	2,022,375
Philip Morris International, Inc.	481,184	40,568,623
Reynolds American, Inc.	46,300	2,794,205
		47,465,427
		176,354,116
Energy - 8.4%
Oil, Gas & Consumable Fuels - 8.4%
Apache Corp.	38,890	3,913,112
Chevron Corp.	193,471	25,257,639
ConocoPhillips	118,000	10,116,140
Exxon Mobil Corp.	226,100	22,763,748
Hess Corp.	18,300	1,809,687
Marathon Oil Corp.	77,900	3,109,768
Occidental Petroleum Corp.	61,635	6,325,600
Phillips 66	17,000	1,367,310
		74,663,004
		74,663,004
Financials - 6.1%
Banks - 5.5%
JPMorgan Chase & Company	536,800	30,930,416
OmniAmerican Bancorp, Inc.	3,300	82,500
Wells Fargo & Company	334,900	17,602,344
		48,615,260
Capital Markets - 0.0%
NGP Capital Resources Company (L)	3,600	22,428

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance - 0.6%
Aflac, Inc.	16,300	$1,014,675
American International Group, Inc.	29,800	1,626,484
MetLife, Inc.	27,400	1,522,344
National Western Life Insurance
Company, Class A	500	124,705
Prudential Financial, Inc.	14,600	1,296,042
		5,584,250
Real Estate Management & Development - 0.0%
Tejon Ranch Company (I)	2,900	93,351
Thrifts & Mortgage Finance - 0.0%
Franklin Financial Corp. (I)	3,300	71,610
		54,386,899
Health Care - 21.4%
Biotechnology - 1.8%
Amgen, Inc.	67,900	8,037,323
Biogen Idec, Inc. (I)	20,150	6,353,497
Celgene Corp. (I)	20,000	1,717,600
		16,108,420
Health Care Equipment & Supplies - 6.3%
Abbott Laboratories	287,201	11,746,519
Baxter International, Inc.	77,001	5,567,172
Becton, Dickinson and Company	31,900	3,773,770
C.R. Bard, Inc.	10,690	1,528,777
Covidien PLC	64,300	5,798,574
Edwards Lifesciences Corp. (I)	16,520	1,418,077
IDEXX Laboratories, Inc. (I)	7,800	1,041,846
Intuitive Surgical, Inc. (I)	5,670	2,334,906
Medtronic, Inc.	164,166	10,467,224
ResMed, Inc. (L)	20,000	1,012,600
St. Jude Medical, Inc.	47,100	3,261,675
Stryker Corp.	41,900	3,533,008
Varian Medical Systems, Inc. (I)	15,700	1,305,298
Zimmer Holdings, Inc.	26,900	2,793,834
		55,583,280
Health Care Providers & Services - 6.3%
Aetna, Inc.	25,463	2,064,540
Express Scripts Holding Company (I)	391,400	27,135,762
Henry Schein, Inc. (I)	12,600	1,495,242
Humana, Inc.	17,100	2,184,012
Laboratory Corp. of America Holdings (I)	28,500	2,918,400
MEDNAX, Inc. (I)	19,600	1,139,740
UnitedHealth Group, Inc.	197,222	16,122,899
WellPoint, Inc.	23,000	2,475,030
		55,535,625
Health Care Technology - 0.2%
Cerner Corp. (I)	36,080	1,861,006
Life Sciences Tools & Services - 0.1%
Waters Corp. (I)	12,200	1,274,168
Pharmaceuticals - 6.7%
Allergan, Inc.	32,574	5,512,172
Bristol-Myers Squibb Company	48,800	2,367,288
Eli Lilly & Company	97,701	6,074,071
Johnson & Johnson	369,000	38,604,780
Merck & Company, Inc.	79,156	4,579,175
Pfizer, Inc.	83,894	2,489,974
		59,627,460
		189,989,959

197

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrials - 4.4%
Aerospace & Defense - 0.7%
Engility Holdings, Inc. (I)	6,400	$244,864
General Dynamics Corp.	15,200	1,771,560
National Presto Industries, Inc. (L)	1,100	80,124
Precision Castparts Corp.	3,800	959,120
Raytheon Company	14,700	1,356,075
United Technologies Corp.	19,300	2,228,185
		6,639,928
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	23,000	1,467,170
Commercial Services & Supplies - 0.2%
Cenveo, Inc. (I)(L)	10,000	37,100
Rollins, Inc.	11,500	345,000
Stericycle, Inc. (I)	12,400	1,468,408
		1,850,508
Electrical Equipment - 0.5%
Emerson Electric Company	67,200	4,459,392
Industrial Conglomerates - 2.4%
3M Company	102,500	14,682,100
Danaher Corp.	78,800	6,203,924
		20,886,024
Machinery - 0.1%
Illinois Tool Works, Inc.	7,000	612,920
Professional Services - 0.0%
Navigant Consulting, Inc. (I)	5,300	92,485
Trading Companies & Distributors - 0.3%
Fastenal Company (L)	14,500	717,605
W.W. Grainger, Inc.	7,200	1,830,744
		2,548,349
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (I)	15,900	317,364
		38,874,140
Information Technology - 31.7%
Communications Equipment - 5.1%
Cisco Systems, Inc.	1,034,519	25,707,797
QUALCOMM, Inc.	244,402	19,356,638
ViaSat, Inc. (I)	7,200	417,312
		45,481,747
Internet Software & Services - 4.8%
eBay, Inc. (I)	122,300	6,122,338
Google, Inc., Class A (I)	38,121	22,288,205
Google, Inc., Class C (I)	25,121	14,451,609
		42,862,152
IT Services - 6.8%
Accenture PLC, Class A	90,700	7,332,188
Amdocs, Ltd.	24,400	1,130,452
Automatic Data Processing, Inc.	29,100	2,307,048
Cognizant Technology
Solutions Corp., Class A (I)	83,500	4,083,985
International Business Machines Corp.	203,902	36,961,316
Jack Henry & Associates, Inc.	13,000	772,590
MasterCard, Inc., Class A	47,600	3,497,172
ModusLink Global Solutions, Inc. (I)(L)	7,700	28,798
Paychex, Inc.	47,100	1,957,476
Teradata Corp. (I)	64,000	2,572,800
		60,643,825

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp.	93,000	$2,873,700
Software - 10.7%
ANSYS, Inc. (I)	13,700	1,038,734
Citrix Systems, Inc. (I)	26,600	1,663,830
Intuit, Inc.	40,500	3,261,465
Microsoft Corp.	1,072,736	44,733,091
Oracle Corp.	1,064,739	43,153,872
Synopsys, Inc. (I)	21,500	834,630
		94,685,622
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	244,720	22,741,830
EMC Corp.	289,500	7,625,430
Hewlett-Packard Company	101,249	3,410,066
Imation Corp. (I)	7,300	25,112
Western Digital Corp.	15,000	1,384,500
		35,186,938
		281,733,984
Materials - 0.6%
Chemicals - 0.6%
Monsanto Company	34,300	4,278,582
Sigma-Aldrich Corp.	13,200	1,339,536
		5,618,118
		5,618,118
Telecommunication Services - 0.2%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.	54,405	1,923,761
TOTAL COMMON STOCKS (Cost $704,200,872)		$874,143,534
RIGHTS - 0.0%
Health Care - 0.0%
Community Health Systems, Inc. (Expiration
Date: 01/27/2016) (I)(N)	23,900	1,599
TOTAL RIGHTS (Cost $1,554)		$1,599
SECURITIES LENDING COLLATERAL - 0.4%
John Hancock Collateral
Investment Trust, 0.0995% (W)(Y)	347,177	3,474,335
TOTAL SECURITIES LENDING
COLLATERAL (Cost $3,474,300)		$3,474,335
Total Investments (U.S. Equity Trust)
(Cost $707,676,726) - 98.7%		$877,619,468
Other assets and liabilities, net - 1.3%		11,549,985
TOTAL NET ASSETS - 100.0%		$889,169,453

Utilities Trust
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 92.7%
Consumer Discretionary - 9.5%
Media - 9.5%
Altice SA (I)(L)	44,477	$ 3,103,034
Astro Malaysia Holdings BHD	2,805,600	3,065,264
Charter Communications, Inc., Class A (I)(L)	29,469	4,667,300

198

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Utilities Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
Comcast Corp., Special Class A	315,859	$16,844,760
Liberty Global PLC, Series A (I)	36,781	1,626,456
Liberty Global PLC, Series C (I)	167,287	7,077,913
Quebecor, Inc., Class B	118,240	2,861,119
Time Warner Cable, Inc.	54,395	8,012,384
Twenty-First Century Fox, Inc., Class A	181,728	6,387,739
		53,645,969
Energy - 16.4%
Oil, Gas & Consumable Fuels - 16.4%
Access Midstream Partners LP	15,205	966,278
Anadarko Petroleum Corp.	41,867	4,583,180
Antero Resources Corp. (I)	31,000	2,034,530
Cheniere Energy, Inc. (I)	51,197	3,670,825
DCP Midstream Partners LP	8,870	505,590
El Paso Pipeline Partners LP	7,957	288,282
Enable Midstream Partners LP (I)	26,220	686,702
Enbridge, Inc. (L)	110,881	5,261,145
Energen Corp.	52,901	4,701,841
Energy Transfer Equity LP	5,182	305,427
EQT Corp.	58,306	6,232,911
Kinder Morgan, Inc.	355,786	12,900,800
MarkWest Energy Partners LP	25,235	1,806,321
Noble Energy, Inc.	23,819	1,845,020
ONEOK Partners LP	51,185	2,999,441
ONEOK, Inc.	129,410	8,810,233
Plains All American Pipeline LP	19,407	1,165,390
Plains GP Holdings LP, Class A (L)	44,398	1,420,292
SemGroup Corp., Class A	21,592	1,702,529
Spectra Energy Corp.	134,438	5,710,926
Targa Resources Corp.	2,567	358,276
The Williams Companies, Inc.	269,996	15,716,467
TransCanada Corp.	65,463	3,124,531
Western Gas Equity Partners LP	33,650	2,109,855
Williams Partners LP	71,764	3,896,068
		92,802,860
		92,802,860
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
Covanta Holding Corp.	80,160	1,652,098
Telecommunication Services - 14.1%
Diversified Telecommunication Services - 8.9%
American Tower Corp.	109,549	9,857,219
Bezeq The
Israeli Telecommunication Corp., Ltd.	2,891,526	5,411,745
CenturyLink, Inc.	81,746	2,959,205
Com Hem Holding Ab (I)	126,200	1,189,933
Hellenic
Telecommunications Organization SA (I)	197,956	2,923,746
Iliad SA	2,903	878,182
Oi SA	1,220,832	1,149,278
TDC A/S	381,343	3,944,763
Telecom Italia RSP	4,965,874	4,912,156
Telecom Italia SpA (I)	213,843	270,661
Telekomunikasi Indonesia Persero Tbk PT	2,648,500	550,895
Verizon Communications, Inc.	178,870	8,752,109
Windstream Holdings, Inc. (L)	169,433	1,687,553
XL Axiata Tbk PT	3,395,000	1,459,961
Ziggo NV	97,894	4,527,254
		50,474,660

Utilities Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Wireless Telecommunication Services - 5.2%
Cellcom Israel, Ltd. (I)(L)	162,556	$1,965,302
Idea Cellular, Ltd.	233,140	514,203
KDDI Corp.	37,700	2,300,211
MegaFon OAO, GDR	57,940	1,825,110
MegaFon OAO, GDR	39,297	1,237,255
Mobile Telesystems OJSC, ADR	304,768	6,016,120
SBA Communications Corp., Class A (I)	42,565	4,354,400
Tim Participacoes SA, ADR	95,707	2,778,374
Turkcell Iletisim Hizmetleri AS (I)	581,665	3,640,690
Vodafone Group PLC	1,407,401	4,703,926
		29,335,591
		79,810,251
Utilities - 52.4%
Electric Utilities - 25.1%
ALLETE, Inc.	72,532	3,724,518
American Electric Power Company, Inc.	195,038	10,877,269
Cheung Kong Infrastructure Holdings, Ltd.	506,000	3,508,596
Cia Paranaense de Energia, ADR (L)	88,448	1,354,139
CPFL Energia SA	288,894	2,658,165
Duke Energy Corp.	38,577	2,862,028
Edison International	166,686	9,686,123
EDP - Energias de Portugal SA	2,943,598	14,769,820
EDP - Energias do Brasil SA	1,024,982	5,033,290
Enel SpA (L)	47,970	279,024
Equatorial Energia SA	27,348	311,169
Exelon Corp.	311,515	11,364,067
Iberdrola SA	223,388	1,708,814
ITC Holdings Corp.	87,926	3,207,540
Light SA	225,836	2,203,677
NextEra Energy, Inc.	137,868	14,128,713
Northeast Utilities	178,820	8,452,821
NRG Yield, Inc., Class A (L)	18,920	984,786
OGE Energy Corp.	197,531	7,719,511
Pinnacle West Capital Corp.	84,217	4,871,111
Portland General Electric Company	75,034	2,601,429
PPL Corp.	482,487	17,142,763
Red Electrica Corp. SA (L)	54,890	5,017,615
SSE PLC	236,834	6,344,557
Westar Energy, Inc. (L)	23,460	895,937
		141,707,482
Gas Utilities - 3.7%
APA Group, Ltd.	285,270	1,855,347
China Resources Gas Group, Ltd.	1,090,000	3,429,690
Enagas SA (L)	196,249	6,317,030
Gas Natural SDG SA (L)	107,081	3,383,036
Infraestructura Energetica Nova SAB de CV	220,100	1,221,166
Questar Corp.	50,060	1,241,488
Snam SpA (L)	591,865	3,564,759
		21,012,516
Independent Power and Renewable Electricity
Producers - 11.8%
Abengoa Yield PLC (I)	59,801	2,261,674
AES Corp.	651,271	10,127,264
Aksa Enerji Uretim AS (I)(L)	1,362,673	1,801,960
Calpine Corp. (I)	620,727	14,779,510
China Longyuan Power Group Corp., H Shares	1,412,000	1,530,957
Drax Group PLC	331,290	3,626,996
Dynegy, Inc. (I)	9,710	337,908
EDP Renovaveis SA	1,405,759	10,470,204
Enel Green Power SpA	206,452	584,308
Infinis Energy PLC (I)	316,665	1,247,695

199

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Utilities Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Independent Power and Renewable Electricity
Producers (continued)
Nextera Energy Partners LP (I)	13,280	$445,013
NRG Energy, Inc.	483,604	17,990,069
Pattern Energy Group, Inc. (L)	23,440	776,098
Tractebel Energia SA	33,400	498,846
		66,478,502
Multi-Utilities - 11.8%
AGL Energy, Ltd.	106,310	1,552,868
Alliant Energy Corp.	28,303	1,722,521
Ameren Corp.	18,650	762,412
Canadian Utilities, Ltd., Class A	35,020	1,312,778
CenterPoint Energy, Inc.	22,182	566,528
CMS Energy Corp.	439,593	13,693,322
Dominion Resources, Inc.	99,286	7,100,935
DTE Energy Company	103,835	8,085,631
GDF Suez	239,863	6,608,599
NiSource, Inc.	48,004	1,888,477
Public Service Enterprise Group, Inc.	263,746	10,758,199
Sempra Energy	116,256	12,173,166
Wisconsin Energy Corp.	6,169	289,449
		66,514,885
		295,713,385
TOTAL COMMON STOCKS (Cost $434,363,571)		$523,624,563
PREFERRED SECURITIES - 4.6%
Telecommunication Services - 0.9%
Diversified Telecommunication Services - 0.9%
American Tower Corp., 5.250%	16,010	1,703,464
Oi SA	4,005,450	3,535,020
		5,238,484
		5,238,484
Utilities - 3.7%
Electric Utilities - 2.3%
Cia Paranaense de Energia, B Shares	280,700	4,304,194
Exelon Corp., 6.500%	78,628	4,241,713
NextEra Energy, Inc., 5.889%	68,191	4,431,733
		12,977,640
Multi-Utilities - 1.4%
Dominion Resources, Inc., 6.375%	21,300	1,120,913
Dominion Resources, Inc., 6.125%	51,696	2,980,274
Dominion Resources, Inc., 6.000%	62,844	3,646,209
		7,747,396
		20,725,036
TOTAL PREFERRED SECURITIES (Cost $23,843,153)		$25,963,520
CORPORATE BONDS - 0.1%
Utilities - 0.1%
Electric Utilities - 0.1%
Viridian Group FundCo II, Ltd.
11.125%, 04/01/2017 (S)	$ 589,000	$646,428
TOTAL CORPORATE BONDS (Cost $607,197)		$646,428
CONVERTIBLE BONDS - 0.7%
Telecommunication Services - 0.7%

Utilities Trust (continued)
	Shares or
	Principal
	Amount	Value
CONVERTIBLE BONDS (continued)
Wireless Telecommunication Services - 0.7%
SBA Communications Corp.
4.000%, 10/01/2014	$1,134,000 $	3,794,648
TOTAL CONVERTIBLE BONDS (Cost $2,462,652)		$3,794,648
SECURITIES LENDING COLLATERAL - 4.6%
John Hancock Collateral
Investment Trust, 0.0995% (W)(Y)	2,604,569	26,064,964
TOTAL SECURITIES LENDING
COLLATERAL (Cost $26,064,748)		$26,064,964
SHORT-TERM INVESTMENTS - 1.9%
Repurchase Agreement - 1.9%
Repurchase Agreement with State Street Corp.
dated 06/30/2014 at 0.000% to be
repurchased at $11,104,000 on 07/01/2014,
collateralized by $11,145,000 U.S. Treasury
Notes, 2.250% due 03/31/2021 (valued at
$11,326,106, including interest)	$11,104,000	$11,104,000
TOTAL SHORT-TERM INVESTMENTS (Cost $11,104,000)		$11,104,000
Total Investments (Utilities Trust)
(Cost $498,445,321) - 104.6%		$591,198,123
Other assets and liabilities, net - (4.6%)		(26,251,741)
TOTAL NET ASSETS - 100.0%		$564,946,382

Value Trust
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.5%
Consumer Discretionary - 12.6%
Auto Components - 5.2%
Dana Holding Corp.	622,391	$15,198,781
Johnson Controls, Inc.	411,982	20,570,261
		35,769,042
Multiline Retail - 1.4%
Family Dollar Stores, Inc.	147,418	9,750,226
Specialty Retail - 6.0%
Advance Auto Parts, Inc.	104,464	14,094,283
Ascena Retail Group, Inc. (I)	1,057,356	18,080,788
Express, Inc. (I)	575,395	9,798,977
		41,974,048
		87,493,316
Consumer Staples - 3.8%
Food Products - 3.2%
ConAgra Foods, Inc.	752,473	22,333,399
Personal Products - 0.6%
Avon Products, Inc.	257,956	3,768,737
		26,102,136
Energy - 7.8%
Energy Equipment & Services - 2.0%
AMEC PLC	666,773	13,845,444
Oil, Gas & Consumable Fuels - 5.8%
Newfield Exploration Company (I)	431,613	19,077,295
ONEOK, Inc.	93,997	6,399,316

200

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
The Williams Companies, Inc.	254,142	$14,793,606
		40,270,217
		54,115,661
Financials - 24.8%
Banks - 8.6%
BB&T Corp.	423,148	16,684,726
Comerica, Inc.	365,285	18,322,696
Wintrust Financial Corp.	325,296	14,963,616
Zions Bancorporation	322,394	9,500,951
		59,471,989
Capital Markets - 5.2%
American Capital, Ltd. (I)	328,694	5,025,731
Northern Trust Corp.	236,466	15,183,482
Stifel Financial Corp. (I)	333,817	15,806,235
		36,015,448
Insurance - 8.4%
ACE, Ltd.	130,048	13,485,978
Arthur J. Gallagher & Company	152,116	7,088,606
Fidelity National Financial, Inc., Class A	392,405	12,855,188
Marsh & McLennan Companies, Inc.	266,333	13,801,376
Willis Group Holdings PLC	263,869	11,425,528
		58,656,676
Real Estate Management & Development - 2.6%
Forest City Enterprises, Inc., Class A (I)	920,016	18,280,718
		172,424,831
Health Care - 10.9%
Health Care Equipment & Supplies - 2.1%
CareFusion Corp. (I)	325,829	14,450,516
Health Care Providers & Services - 7.1%
Brookdale Senior Living, Inc. (I)	449,282	14,979,062
HealthSouth Corp.	496,365	17,804,613
Universal Health Services, Inc., Class B	178,203	17,064,719
		49,848,394
Life Sciences Tools & Services - 1.7%
PerkinElmer, Inc.	250,241	11,721,288
		76,020,198
Industrials - 14.5%
Aerospace & Defense - 2.0%
Textron, Inc.	357,888	13,703,532
Air Freight & Logistics - 1.1%
UTi Worldwide, Inc. (I)	763,720	7,896,865
Building Products - 1.9%
Owens Corning	333,229	12,889,298
Electrical Equipment - 2.1%
The Babcock & Wilcox Company	448,925	14,572,106
Machinery - 5.1%
Ingersoll-Rand PLC	262,554	16,412,251
Snap-on, Inc.	163,455	19,372,687
		35,784,938
Professional Services - 2.3%
Robert Half International, Inc.	331,795	15,839,893
		100,686,632

Value Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Information Technology - 10.9%
Communications Equipment - 2.0%
Ciena Corp. (I)	645,274	$13,976,635
IT Services - 2.4%
Teradata Corp. (I)	416,740	16,752,948
Software - 5.8%
Cadence Design Systems, Inc. (I)	1,141,953	19,972,758
Citrix Systems, Inc. (I)	324,572	20,301,979
		40,274,737
Technology Hardware, Storage & Peripherals - 0.7%
Diebold, Inc.	116,680	4,687,036
		75,691,356
Materials - 6.0%
Chemicals - 4.5%
Eastman Chemical Company	199,579	17,433,226
W.R. Grace & Company (I)	147,715	13,963,499
		31,396,725
Containers & Packaging - 1.5%
Sealed Air Corp.	292,052	9,979,417
		41,376,142
Telecommunication Services - 3.0%
Diversified Telecommunication Services - 3.0%
tw telecom, Inc. (I)	518,255	20,890,859
Utilities - 3.2%
Electric Utilities - 2.2%
Edison International	262,117	15,231,619
Multi-Utilities - 1.0%
CenterPoint Energy, Inc.	268,020	6,845,231
		22,076,850
TOTAL COMMON STOCKS (Cost $532,764,491)		$676,877,981
SHORT-TERM INVESTMENTS - 2.7%
Money Market Funds - 2.7%
State Street Institutional Liquid Reserves
Fund, 0.0619% (Y)	18,651,963	18,651,963
TOTAL SHORT-TERM INVESTMENTS (Cost $18,651,963)		$18,651,963
Total Investments (Value Trust) (Cost $551,416,454) - 100.2%		$695,529,944
Other assets and liabilities, net - (0.2%)		(1,234,584)
TOTAL NET ASSETS - 100.0%		$694,295,360

Percentages are based upon net assets.

Footnotes

Key to Currency Abbreviations

CLP	Chilean Peso
EUR	Euro
HKD	Hong Kong Dollar
ILS	Israeli New Shekels
KRW	Korean Won
RUB	Russian Ruble
THB	Thai Baht

201

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Key to Security Abbreviations and Legend

ADR	American Depositary Receipts
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipts
LIBOR	London Interbank Offered Rate
PIK	Paid-in-kind
(A)	The subadvisor is an affiliate of the advisor.
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(G)	The portfolio’s subadvisor is shown parenthetically.
(H)	Non-income producing — Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of the security is on loan as of June 30, 2014.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(O)	The investment is an affiliate of the fund, the adviser and/or the subadviser.
(P)	Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.
(R)	Direct placement securities are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to Note 10 of the Notes to
Financial Statements.
(S)	These securities are exempt from registration under Rule 144A of the
Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(V)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to Note 11 of the Notes to
Financial Statements.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral recieved for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of June 30, 2014.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the annualized yield at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
(1)	Manulife Asset Management (US) LLC is doing business as John
Hancock Asset Management.
(2)	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

202

John Hancock

601 Congress Street
Boston MA 02210-2805

JHT05A-FP0I-06/14

John Hancock

John Hancock
Variable Insurance Trust

Bond Trusts

June 30, 2014
Portfolio of Investments

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust
		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 23.9%
U.S. Government - 6.4%
U.S. Treasury Bonds
3.625%, 02/15/2044		$20,475,000	$21,562,734
U.S. Treasury Notes
1.000%, 06/30/2019		3,240,000	3,139,761
2.375%, 12/31/2020		2,500,000	2,553,320
2.500%, 05/15/2024		27,943,000	27,886,248
			55,142,063
U.S. Government Agency - 17.5%
Federal Home Loan Banks
2.900%, 09/05/2025		300,000	288,489
3.170%, 10/04/2027		310,000	295,501
3.250%, 06/21/2027		415,152	405,532
Federal Home Loan Mortgage Corp.
2.693%, 05/01/2044 (P)		846,690	873,044
3.000%, 03/01/2043		2,274,441	2,254,273
3.036%, 03/01/2044 (P)		259,899	269,297
4.000%, 02/01/2044 to 02/01/2044		2,714,433	2,877,041
4.500%, 10/01/2041 to 10/01/2041		7,329,510	7,926,417
5.000%, 04/01/2041 to 04/01/2041		2,716,614	3,016,268
5.500%, 07/01/2037		52,481	58,789
Federal National Mortgage Association
2.254%, 08/01/2034 (P)		1,735,098	1,836,710
2.497%, 07/01/2033 (P)		47,064	49,968
2.530%, 06/01/2044 (P)		1,530,000	1,572,616
2.553%, 04/01/2044 (P)		1,490,428	1,533,508
2.913%, 03/01/2044 (P)		225,078	232,660
3.000%, TBA (C)		13,750,000	13,569,533
3.000%, 05/01/2043 to 05/01/2043		5,129,171	5,113,820
3.400%, 09/27/2032		1,145,000	1,064,279
3.500%, 06/01/2042 to 06/01/2042		9,354,345	9,720,435
4.000%, 01/01/2044 to 01/01/2044		19,234,435	20,479,112
4.500%, 08/01/2041 to 08/01/2041		21,327,731	23,163,358
5.000%, 04/01/2041 to 04/01/2041		19,042,679	21,170,472
5.500%, 11/01/2039 to 11/01/2039		11,282,864	12,622,494
6.000%, 02/01/2036 to 02/01/2036		6,303,065	7,114,333
6.500%, 06/01/2039 to 06/01/2039		3,380,829	3,800,790
7.000%, 06/01/2032 to 06/01/2032		372,209	431,699
7.500%, 08/01/2031 to 08/01/2031		85,734	102,229
Government National
Mortgage Association
4.000%, 02/15/2041		6,318,152	6,767,581
5.000%, 04/15/2035		966,093	1,069,986
5.500%, 03/15/2035		529,511	597,768
6.000%, 06/15/2033 to 06/15/2033		445,197	510,511
6.500%, 08/15/2031 to 08/15/2031		114,779	132,950
7.000%, 04/15/2029		59,823	70,432
8.000%, 05/15/2029 to 05/15/2029		79,372	94,667
			151,086,562
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $201,924,190)			$206,228,625
FOREIGN GOVERNMENT
OBLIGATIONS - 0.7%
Argentina - 0.1%
City of Buenos Aires
9.950%, 03/01/2017 (S)		620,000	628,370
Republic of Argentina
8.280%, 12/31/2033		455,662	380,478
9.224%, 12/15/2035 (P)	ARS	19,532,033	175,348
			1,184,196

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Germany - 0.1%
Federal Republic of Germany
6.250%, 01/04/2030	EUR	725,000	$1,580,645
Japan - 0.1%
Government of Japan
1.500%, 09/20/2014	JPY	68,650,000	679,814
Mexico - 0.1%
Government of Mexico
8.000%, 12/07/2023	MXN	11,861,100	1,068,116
Panama - 0.1%
Republic of Panama
8.875%, 09/30/2027		$344,000	491,920
9.375%, 04/01/2029		130,000	193,440
			685,360
Peru - 0.0%
Republic of Peru
9.875%, 02/06/2015		111,000	116,850
Turkey - 0.1%
Republic of Turkey
6.625%, 02/17/2045		500,000	578,750
United Kingdom - 0.1%
Government of United Kingdom
6.000%, 12/07/2028	GBP	85,000	195,737
8.000%, 12/07/2015		125,000	236,359
			432,096
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $5,330,758)			$6,325,827
CORPORATE BONDS - 44.0%
Consumer Discretionary - 4.6%
21st Century Fox America, Inc.
6.150%, 03/01/2037		$210,000	252,129
6.400%, 12/15/2035		305,000	379,297
6.650%, 11/15/2037		1,000,000	1,269,526
6.750%, 01/09/2038		108,000	132,915
7.750%, 12/01/2045		491,000	706,750
Advance Auto Parts, Inc.
4.500%, 12/01/2023		650,000	685,021
AMC Entertainment, Inc.
5.875%, 02/15/2022		580,000	603,200
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016 (S)	BRL	1,120,000	479,022
AutoNation, Inc.
5.500%, 02/01/2020		$975,000	1,076,156
Brinker International, Inc.
3.875%, 05/15/2023		740,000	716,817
CBS Corp.
7.875%, 07/30/2030		685,000	919,444
CCM Merger, Inc.
9.125%, 05/01/2019 (S)		520,000	557,700
Chrysler Group LLC
8.000%, 06/15/2019		245,000	266,131
Cinemark USA, Inc.
7.375%, 06/15/2021		215,000	237,038
Comcast Corp.
6.550%, 07/01/2039		1,000,000	1,301,981
Conn’s, Inc.
7.250%, 07/15/2022 (S)		685,000	686,713
Dana Holding Corp.
6.000%, 09/15/2023		565,000	598,900

1

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Delphi Corp.
5.000%, 02/15/2023	$1,505,000	$1,617,875
Ford Motor Credit Company LLC
5.875%, 08/02/2021	2,974,000	3,490,179
8.000%, 12/15/2016	624,000	724,792
General Motors Company
4.875%, 10/02/2023 (S)	665,000	699,913
6.250%, 10/02/2043 (S)	600,000	687,000
Harley-Davidson Financial Services, Inc.
2.700%, 03/15/2017 (S)	1,000,000	1,034,091
Hillman Group, Inc.
6.375%, 07/15/2022 (S)	170,000	170,000
10.875%, 06/01/2018	385,000	408,581
Hot Topic, Inc.
9.250%, 06/15/2021 (S)	425,000	471,750
Hyatt Hotels Corp.
3.375%, 07/15/2023	1,160,000	1,130,114
Jo-Ann Stores Holdings, Inc., PIK
9.750%, 10/15/2019 (S)	715,000	731,088
L Brands, Inc.
6.625%, 04/01/2021	805,000	914,681
Landry’s, Inc.
9.375%, 05/01/2020 (S)	650,000	715,000
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	802,000	881,615
MDC Holdings, Inc.
5.500%, 01/15/2024	670,000	696,055
Myriad International Holdings BV
6.000%, 07/18/2020 (S)	300,000	330,750
New Look Bondco I PLC
8.375%, 05/14/2018 (S)	265,000	283,895
Pearson Funding Five PLC
3.250%, 05/08/2023 (S)	660,000	627,510
PF Chang’s China Bistro, Inc.
10.250%, 06/30/2020 (S)	340,000	346,800
Quiksilver, Inc.
7.875%, 08/01/2018 (S)	470,000	477,050
QVC, Inc.
4.375%, 03/15/2023	465,000	472,101
5.125%, 07/02/2022	400,000	425,662
Radio One, Inc.
9.250%, 02/15/2020 (S)	200,000	216,500
Seminole Indian Tribe of Florida
6.535%, 10/01/2020 (S)	575,000	641,125
Stackpole International Intermediate
Company SA
7.750%, 10/15/2021 (S)	325,000	339,625
Target Corp.
6.500%, 10/15/2037	800,000	1,054,256
Time Warner Cable, Inc.
4.500%, 09/15/2042	850,000	825,995
5.500%, 09/01/2041	750,000	837,623
8.250%, 04/01/2019	510,000	646,151
Time Warner Companies, Inc.
7.570%, 02/01/2024	716,000	924,099
Time Warner Entertainment Company LP
8.375%, 07/15/2033	300,000	439,585
Time Warner, Inc.
7.625%, 04/15/2031	451,000	618,939
Toll Brothers Finance Corp.
4.000%, 12/31/2018	600,000	618,000
Tops Holding II Corp.
8.750%, 06/15/2018	340,000	354,450

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Viacom, Inc.
4.375%, 03/15/2043	$1,142,000	$1,058,186
6.125%, 10/05/2017	750,000	859,355
Waterford Gaming LLC
8.625%, 09/15/2014 (S)	457,798	102,256
WideOpenWest Finance LLC
10.250%, 07/15/2019 (S)	160,000	179,800
Yum! Brands, Inc.
3.875%, 11/01/2023	600,000	611,594
5.350%, 11/01/2043	600,000	655,066
6.250%, 03/15/2018	155,000	177,122
6.875%, 11/15/2037	292,000	374,057
		39,739,026
Consumer Staples - 1.9%
Ajecorp BV
6.500%, 05/14/2022 (S)	575,000	529,000
Alliance One International, Inc.
9.875%, 07/15/2021	1,150,000	1,178,750
Anheuser-Busch Companies, Inc.
6.500%, 02/01/2043	540,000	717,912
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	455,000	571,686
Crestview DS Merger Sub II, Inc.
10.000%, 09/01/2021 (S)	475,000	530,813
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	1,200,413	1,580,813
Fomento Economico Mexicano SAB
de CV
4.375%, 05/10/2043	1,000,000	929,100
Harbinger Group, Inc.
7.875%, 07/15/2019	480,000	525,000
Kraft Foods Group, Inc.
6.125%, 08/23/2018	817,000	948,150
Prestige Brands, Inc.
5.375%, 12/15/2021 (S)	375,000	382,500
Revlon Consumer Products Corp.
5.750%, 02/15/2021	420,000	431,550
Reynolds American, Inc.
4.850%, 09/15/2023	1,000,000	1,070,940
SABMiller PLC
6.500%, 07/15/2018 (S)	715,000	836,644
Safeway, Inc.
4.750%, 12/01/2021	210,000	215,624
5.000%, 08/15/2019	1,415,000	1,481,944
6.350%, 08/15/2017	820,000	933,454
Smithfield Foods, Inc.
5.875%, 08/01/2021 (S)	135,000	142,763
TESCO PLC
6.150%, 11/15/2037 (S)	900,000	1,049,760
The Kroger Company
7.000%, 05/01/2018	1,105,000	1,292,881
Tops Holding Corp.
8.875%, 12/15/2017	202,000	219,675
Vector Group, Ltd.
7.750%, 02/15/2021	335,000	356,775
		15,925,734
Energy - 6.1%
Access Midstream Partners LP
4.875%, 03/15/2024	340,000	359,550
Afren PLC
6.625%, 12/09/2020 (S)	600,000	619,500
10.250%, 04/08/2019 (S)	290,000	328,788

2

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Anadarko Petroleum Corp.
6.450%, 09/15/2036	$1,000,000	$1,273,383
Astoria Depositor Corp.
8.144%, 05/01/2021 (S)	835,000	885,100
Baytex Energy Corp.
5.625%, 06/01/2024 (S)	95,000	95,356
BP Capital Markets PLC
2.750%, 05/10/2023	530,000	508,825
BreitBurn Energy Partners LP
7.875%, 04/15/2022	515,000	559,419
Cameron International Corp.
5.950%, 06/01/2041	1,178,000	1,387,201
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	545,000	601,249
CNOOC Finance 2013, Ltd.
3.000%, 05/09/2023	655,000	618,121
Continental Resources, Inc.
5.000%, 09/15/2022	1,175,000	1,277,813
DCP Midstream LLC
9.750%, 03/15/2019 (S)	565,000	728,399
DCP Midstream LLC (5.850% to
05/21/2023, then 3 month
LIBOR + 3.850%)
05/21/2043 (S)	1,760,000	1,672,000
DCP Midstream Operating LP
3.875%, 03/15/2023	335,000	338,984
Denbury Resources, Inc.
5.500%, 05/01/2022	370,000	378,325
Devon Energy Corp.
4.000%, 07/15/2021	1,000,000	1,062,047
Devon Financing Corp. ULC
7.875%, 09/30/2031	874,000	1,226,250
Ecopetrol SA
5.875%, 09/18/2023	290,000	326,006
El Paso Pipeline Partners Operating
Company LLC
5.000%, 10/01/2021	500,000	546,390
Enbridge Energy Partners LP
7.500%, 04/15/2038	600,000	799,987
Energy Transfer Partners LP
4.150%, 10/01/2020	1,000,000	1,057,039
9.700%, 03/15/2019	535,000	701,173
Energy XXI Gulf Coast, Inc.
6.875%, 03/15/2024 (S)	210,000	214,200
Enterprise Products Operating LLC
6.650%, 04/15/2018	750,000	884,100
6.875%, 03/01/2033	471,000	609,721
Enterprise Products Operating LLC
(7.000% to 06/01/2017, then 3 month
LIBOR + 2.778%)
06/01/2067	900,000	954,000
Enterprise Products Operating LLC
(8.375% to 08/01/2016, then 3 month
LIBOR + 3.708%)
08/01/2066	350,000	393,960
EP Energy LLC
7.750%, 09/01/2022	335,000	377,713
EV Energy Partners LP
8.000%, 04/15/2019	555,000	582,750
Exterran Partners LP
6.000%, 04/01/2021	205,000	207,050
FTS International, Inc.
6.250%, 05/01/2022 (S)	270,000	276,075

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
GS Caltex Corp.
5.500%, 08/25/2014 (S)	$471,000	$473,963
Halcon Resources Corp.
8.875%, 05/15/2021	315,000	338,625
Hess Corp.
5.600%, 02/15/2041	800,000	923,251
Jones Energy Holdings LLC
6.750%, 04/01/2022 (S)	235,000	247,925
Kerr-McGee Corp.
6.950%, 07/01/2024	755,000	969,163
Key Energy Services, Inc.
6.750%, 03/01/2021	455,000	473,200
Kinder Morgan Energy Partners LP
4.150%, 03/01/2022	500,000	519,160
5.800%, 03/15/2035	402,000	441,991
7.300%, 08/15/2033	603,000	765,381
7.750%, 03/15/2032	285,000	369,527
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	1,200,000	1,191,000
Marathon Oil Corp.
6.800%, 03/15/2032	785,000	996,827
MarkWest Energy Partners LP
6.500%, 08/15/2021	369,000	398,520
Memorial Resource Development Corp.
5.875%, 07/01/2022 (S)	220,000	221,650
Midstates Petroleum Company, Inc.
9.250%, 06/01/2021	700,000	770,000
Newfield Exploration Company
5.750%, 01/30/2022	715,000	790,075
Nexen Energy ULC
5.875%, 03/10/2035	598,000	673,145
6.400%, 05/15/2037	775,000	931,231
Noble Holding International, Ltd.
5.250%, 03/15/2042	500,000	516,992
Nostrum Oil & Gas Finance BV
6.375%, 02/14/2019 (S)	525,000	548,625
NuStar Logistics LP
8.150%, 04/15/2018	356,000	408,948
Offshore Group Investment, Ltd.
7.125%, 04/01/2023	375,000	381,563
ONEOK Partners LP
6.650%, 10/01/2036	835,000	1,026,210
Pacific Rubiales Energy Corp.
5.125%, 03/28/2023 (S)	400,000	397,000
5.375%, 01/26/2019 (S)	535,000	557,738
Petro-Canada
6.050%, 05/15/2018	745,000	862,123
Petrobras Global Finance BV
4.375%, 05/20/2023	420,000	404,733
Petrobras International Finance Company
5.375%, 01/27/2021	650,000	677,450
Petroleos de Venezuela SA
5.375%, 04/12/2027	930,000	575,670
Petroleos Mexicanos
4.875%, 01/24/2022	330,000	356,994
Plains Exploration & Production Company
6.500%, 11/15/2020	700,000	776,125
6.750%, 02/01/2022	1,045,000	1,187,381
6.875%, 02/15/2023	350,000	409,500
Precision Drilling Corp.
6.625%, 11/15/2020	315,000	337,050
Regency Energy Partners LP
5.500%, 04/15/2023	600,000	627,000

3

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Regency Energy Partners LP (continued)
5.875%, 03/01/2022	$145,000	$157,506
Rex Energy Corp.
8.875%, 12/01/2020	305,000	338,550
RKI Exploration & Production LLC
8.500%, 08/01/2021 (S)	370,000	401,450
Rowan Companies, Inc.
4.875%, 06/01/2022	450,000	481,799
Spectra Energy Capital LLC
6.750%, 02/15/2032	589,000	685,034
Summit Midstream Holdings LLC
7.500%, 07/01/2021	230,000	250,700
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	1,080,000	1,064,803
Talisman Energy, Inc.
6.250%, 02/01/2038	1,025,000	1,190,084
TransCanada Pipelines, Ltd. (6.350% to
05/15/2017, then 3 month
LIBOR + 2.210%)
05/15/2067	890,000	926,713
Transocean, Inc.
6.000%, 03/15/2018	500,000	564,703
Trinidad Drilling, Ltd.
7.875%, 01/15/2019 (S)	270,000	285,525
Tullow Oil PLC
6.000%, 11/01/2020 (S)	380,000	394,250
6.250%, 04/15/2022 (S)	375,000	389,063
Weatherford International, Ltd.
6.500%, 08/01/2036	600,000	712,187
Williams Partners LP
4.300%, 03/04/2024	700,000	729,614
WPX Energy, Inc.
6.000%, 01/15/2022	385,000	410,988
		52,379,179
Financials - 17.9%
Alfa Bank OJSC
7.750%, 04/28/2021 (S)	270,000	291,938
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016	505,000	567,626
American Express Bank FSB
6.000%, 09/13/2017	585,000	668,433
American International Group, Inc.
4.125%, 02/15/2024	375,000	394,513
6.250%, 03/15/2037	1,300,000	1,454,375
6.400%, 12/15/2020	750,000	905,274
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058	986,000	1,358,215
Aquarius + Investments PLC (6.375% to
9-1-19, then 5 Year U.S. Swap
Rate + 5.210%)
09/01/2024	335,000	358,450
ARC Properties Operating Partnership LP
4.600%, 02/06/2024 (S)	980,000	1,004,460
Aries Vermogensverwaltung GmbH
9.600%, 10/25/2014	750,000	770,625
Assurant, Inc.
4.000%, 03/15/2023	1,260,000	1,266,964
Assured Guaranty US Holdings, Inc.
5.000%, 07/01/2024	710,000	705,376
AvalonBay Communities, Inc.
5.700%, 03/15/2017	750,000	837,978

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
AXA SA
8.600%, 12/15/2030		$360,000	$483,750
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)		365,000	396,025
AXA SA (6.463% to 12/14/2018, then
3 month LIBOR + 1.449%)
12/14/2018 (Q)(S)		1,440,000	1,542,600
Banco do Brasil SA (6.250% to
04/15/2024, then 10 year
U.S. Treasury + 4.398%)
04/15/2024 (Q)(S)		665,000	536,156
Banco Santander Brasil SA
8.000%, 03/18/2016 (S)	BRL	1,400,000	605,114
Bank of America Corp.
3.625%, 03/17/2016		$550,000	574,438
5.000%, 05/13/2021		2,035,000	2,270,488
5.650%, 05/01/2018		1,000,000	1,133,104
5.700%, 01/24/2022		680,000	786,736
6.875%, 04/25/2018		1,020,000	1,200,801
7.625%, 06/01/2019		1,065,000	1,315,287
Barclays Bank PLC
10.179%, 06/12/2021 (S)		720,000	995,911
Boardwalk Pipelines LP
3.375%, 02/01/2023		850,000	785,228
Boston Properties LP
3.700%, 11/15/2018		1,043,000	1,113,298
BPCE SA
5.700%, 10/22/2023 (S)		865,000	952,460
Capital One Financial Corp.
3.500%, 06/15/2023		1,023,000	1,025,862
4.750%, 07/15/2021		1,575,000	1,751,414
Citigroup, Inc.
3.500%, 05/15/2023		1,060,000	1,031,293
3.750%, 06/16/2024		570,000	571,252
3.875%, 10/25/2023		295,000	301,987
4.450%, 01/10/2017		1,350,000	1,454,822
4.500%, 01/14/2022		1,000,000	1,084,758
5.375%, 08/09/2020		800,000	916,594
6.125%, 08/25/2036		360,000	413,784
CNA Financial Corp.
6.500%, 08/15/2016		1,310,000	1,458,994
7.250%, 11/15/2023		735,000	918,522
Commerzbank AG
8.125%, 09/19/2023 (S)		965,000	1,171,037
CommonWealth REIT
5.875%, 09/15/2020		700,000	762,082
Corrections Corp. of America
4.625%, 05/01/2023		440,000	431,200
Credit Acceptance Corp.
6.125%, 02/15/2021 (S)		710,000	741,950
Credit Agricole SA (7.875% to
01/23/2024, then 5 year U.S. Swap
Rate + 4.898%)
01/23/2024 (Q)(S)		835,000	912,238
Credit Suisse Group AG
6.250%, 12/18/2024 (P)(Q)(S)		400,000	402,600
Credit Suisse Group AG (7.500% to
12/11/2023, then 5 year U.S. Swap
Rate + 4.598%)
12/11/2023 (Q)(S)		435,000	481,502
Credito Real SAB de CV
7.500%, 03/13/2019 (S)		700,000	756,000

4

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
DDR Corp.
3.500%, 01/15/2021	$650,000	$661,720
7.500%, 04/01/2017	1,130,000	1,303,751
7.875%, 09/01/2020	155,000	196,099
Discover Bank
7.000%, 04/15/2020	275,000	330,267
Discover Financial Services
5.200%, 04/27/2022	650,000	721,061
Doric Nimrod Air Alpha 2013-1
Pass Through Trust
5.250%, 05/30/2023 (S)	583,761	611,489
6.125%, 11/30/2019 (S)	278,483	294,496
Dresdner Bank AG
7.250%, 09/15/2015	627,000	665,340
Enova International, Inc.
9.750%, 06/01/2021 (S)	605,000	602,731
EPR Properties
7.750%, 07/15/2020	921,000	1,097,339
ERP Operating LP
5.750%, 06/15/2017	1,000,000	1,128,483
Essex Portfolio LP
5.500%, 03/15/2017 (S)	906,000	1,003,388
Fifth Street Finance Corp.
4.875%, 03/01/2019	675,000	703,864
Fifth Third Bancorp (5.100% to
06/30/2023, then 3 month
LIBOR + 3.033%)
06/30/2023 (Q)	650,000	624,488
General Electric Capital Corp.
0.704%, 08/15/2036 (P)	795,000	672,980
5.550%, 05/04/2020	1,070,000	1,245,004
General Electric Capital Corp. (7.125%
until 06/15/2022, then 3 month
LIBOR + 5.296%)
06/15/2022 (Q)	875,000	1,032,675
General Shopping Investments, Ltd.
(12.000% to 03/20/2017, then 5 year
USGG + 11.052%)
03/20/2017 (Q)(S)	635,000	584,010
Genworth Financial, Inc. (6.150% to
11/15/2016, then 3 month
LIBOR + 2.003%)
11/15/2066	500,000	475,625
Genworth Holdings, Inc.
7.625%, 09/24/2021	695,000	870,373
Glen Meadow Pass-Through Trust
(6.505% to 02/15/2017, then 3 month
LIBOR + 2.125%)
02/12/2067 (S)	460,000	455,400
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	860,000	995,539
Hartford Financial Services Group, Inc.
5.500%, 03/30/2020	1,000,000	1,144,136
6.625%, 03/30/2040	500,000	648,088
HBOS PLC
6.000%, 11/01/2033 (S)	750,000	834,600
6.750%, 05/21/2018 (S)	1,245,000	1,434,114
Health Care REIT, Inc.
6.125%, 04/15/2020	1,035,000	1,203,014
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021	1,000,000	1,130,488
Highwoods Realty LP
5.850%, 03/15/2017	1,135,000	1,261,327

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Host Hotels & Resorts LP
5.250%, 03/15/2022	$585,000	$644,638
ICICI Bank, Ltd.
4.700%, 02/21/2018 (S)	505,000	534,059
5.750%, 11/16/2020 (S)	445,000	485,630
ING Bank NV
5.800%, 09/25/2023 (S)	375,000	422,217
Intercorp Retail Trust
8.875%, 11/14/2018 (S)	385,000	422,538
Invesco Finance PLC
3.125%, 11/30/2022	850,000	842,642
iStar Financial, Inc.
5.000%, 07/01/2019	210,000	210,000
Jefferies Group LLC
5.125%, 04/13/2018	600,000	657,299
6.875%, 04/15/2021	725,000	847,619
8.500%, 07/15/2019	1,050,000	1,312,500
JPMorgan Chase & Company
3.375%, 05/01/2023	1,250,000	1,226,231
4.500%, 01/24/2022	1,300,000	1,423,800
4.625%, 05/10/2021	1,295,000	1,427,012
5.000%, 07/01/2019 (P)(Q)	790,000	785,197
6.300%, 04/23/2019	1,000,000	1,182,158
JPMorgan Chase & Company (5.150% to
05/01/2023, then 3 month
LIBOR + 3.250%)
05/01/2023 (Q)	585,000	560,869
JPMorgan Chase & Company (6.750% to
02/01/2024, then 3 month
LIBOR + 3.780%)
02/01/2024 (Q)	1,245,000	1,339,931
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)	755,000	845,600
Kimco Realty Corp.
6.875%, 10/01/2019	755,000	907,683
Legg Mason, Inc.
3.950%, 07/15/2024	660,000	665,804
Leucadia National Corp.
5.500%, 10/18/2023	2,010,000	2,133,949
Liberty Mutual Group, Inc.
4.250%, 06/15/2023 (S)	1,000,000	1,035,913
5.000%, 06/01/2021 (S)	1,005,000	1,105,011
7.800%, 03/15/2037 (S)	705,000	831,900
Liberty Property LP
5.500%, 12/15/2016	800,000	873,361
Lincoln National Corp.
6.250%, 02/15/2020	1,000,000	1,187,182
Lincoln National Corp. (6.050% to
04/20/2017, then 3 month
LIBOR + 2.040%)
04/20/2067	1,762,000	1,781,823
Lloyds Banking Group PLC (7.500% to
06/27/2024, then 5 year U.S. Swap
Rate + 4.760%)
06/27/2024 (Q)	600,000	638,400
Loews Corp.
2.625%, 05/15/2023	630,000	594,398
Macquarie Bank, Ltd.
6.625%, 04/07/2021 (S)	365,000	418,838
Macquarie Group, Ltd.
3.000%, 12/03/2018 (S)	650,000	666,687

5

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Macquarie Group, Ltd. (continued)
6.000%, 01/14/2020 (S)	$295,000	$334,135
Manufacturers & Traders Trust Company
(5.629% to 12/01/2016, then 3 month
LIBOR + 6.400%)
12/01/2021	220,000	228,800
Markel Corp.
5.000%, 03/30/2043	1,270,000	1,317,173
5.350%, 06/01/2021	800,000	898,314
MBIA Insurance Corp.
11.487%, 01/15/2033 (S)	650,000	507,000
MetLife, Inc.
6.400%, 12/15/2036	455,000	508,463
Mizuho Financial Group Cayman 3, Ltd.
4.600%, 03/27/2024 (S)	680,000	716,337
Montpelier Re Holdings, Ltd.
4.700%, 10/15/2022	1,080,000	1,115,614
Morgan Stanley
3.750%, 02/25/2023	1,250,000	1,270,928
4.100%, 05/22/2023	1,810,000	1,835,108
5.500%, 01/26/2020	435,000	497,808
5.550%, 04/27/2017	380,000	422,204
5.750%, 01/25/2021	710,000	824,424
5.950%, 12/28/2017	565,000	643,125
6.625%, 04/01/2018	470,000	549,357
7.300%, 05/13/2019	1,585,000	1,937,788
Morgan Stanley (5.450% to 07/15/2019,
then 3 month LIBOR + 3.610%)
07/15/2019 (Q)	710,000	722,950
MPT Operating Partnership LP
6.375%, 02/15/2022	430,000	461,175
6.875%, 05/01/2021	325,000	354,250
NANA Development Corp.
9.500%, 03/15/2019 (S)	330,000	321,750
National Retail Properties, Inc.
3.300%, 04/15/2023	1,260,000	1,222,156
Nationstar Mortgage LLC
7.875%, 10/01/2020	450,000	472,500
9.625%, 05/01/2019	430,000	479,450
Nationwide Mutual Insurance Company
(5.810% to 12/15/2014, then 3 month
LIBOR + 2.290%)
12/15/2024 (S)	1,130,000	1,155,425
Nippon Life Insurance Company (5.000%
to 10/18/2022, then 3 month
LIBOR + 4.240%)
5.000%, 10/18/2042 (P)(S)	445,000	478,375
Nordea Bank AB
3.125%, 03/20/2017 (S)	700,000	737,272
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)	1,127,000	1,259,546
Omega Healthcare Investors, Inc.
4.950%, 04/01/2024 (S)	1,045,000	1,067,323
Oversea-Chinese Banking Corp., Ltd.
(4.000% to 10/15/2019, then 5 year
U.S. Swap Rate + 2.203%)
10/15/2024 (S)	315,000	320,447
Pacific LifeCorp.
6.000%, 02/10/2020 (S)	720,000	822,163
Piedmont Operating Partnership LP
4.450%, 03/15/2024	500,000	511,882
Prologis International Funding II
4.875%, 02/15/2020 (S)	305,000	330,351

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Prudential Financial, Inc. (5.875% to
09/01/2022, then 3 month
LIBOR + 4.175%)
09/15/2042	$940,000	$1,021,075
Rabobank Nederland NV
3.875%, 02/08/2022	1,445,000	1,529,973
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	752,000	1,009,703
Rayonier AM Products, Inc.
5.500%, 06/01/2024 (S)	145,000	147,538
Realty Income Corp.
5.375%, 09/15/2017	1,250,000	1,390,485
Sirius International Group, Ltd. (7.506%
to 06/30/2017, then 3 month
LIBOR + 3.200%)
06/30/2017 (Q)(S)	2,130,000	2,236,500
SL Green Realty Corp.
7.750%, 03/15/2020	775,000	938,177
Springleaf Finance Corp.
6.000%, 06/01/2020	515,000	533,025
Synovus Financial Corp.
7.875%, 02/15/2019	260,000	297,700
Teachers Insurance & Annuity Association
of America
6.850%, 12/16/2039 (S)	745,000	991,997
The Bear Stearns Companies LLC
7.250%, 02/01/2018	455,000	541,427
The Charles Schwab Corp. (7.000% to
02/01/2022, then 3 month
LIBOR + 4.820%)
02/01/2022 (Q)	1,000,000	1,167,500
The Goldman Sachs Group, Inc.
3.625%, 01/22/2023	1,200,000	1,201,015
5.250%, 07/27/2021	1,635,000	1,835,207
5.750%, 01/24/2022	160,000	185,066
5.950%, 01/18/2018	725,000	824,883
6.150%, 04/01/2018	1,000,000	1,145,526
The Hanover Insurance Group, Inc.
6.375%, 06/15/2021	285,000	329,389
The PNC Financial Services Group, Inc.
4.447%, 08/18/2014 (L)(P)(Q)	400,000	400,000
The PNC Financial Services Group, Inc.
(4.850% to 06/01/2023, then 3 month
LIBOR + 3.040%)
06/01/2023 (L)(Q)	525,000	504,656
Transatlantic Holdings, Inc.
5.750%, 12/14/2015	455,000	485,975
UBS AG
7.625%, 08/17/2022	685,000	824,418
USB Realty Corp.
1.374%, 01/15/2017 (P)(Q)(S)	310,000	285,200
USI, Inc.
7.750%, 01/15/2021 (S)	540,000	552,150
Ventas Realty LP
4.750%, 06/01/2021	1,165,000	1,276,728
Vornado Realty LP
5.000%, 01/15/2022	1,250,000	1,368,596
Voya Financial, Inc.
5.500%, 07/15/2022	355,000	406,395

6

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Voya Financial, Inc. (5.650% to
05/15/2023, then 3 month
LIBOR + 3.580%)
05/15/2053	$460,000	$468,050
W.R. Berkley Corp.
6.150%, 08/15/2019	699,000	789,891
Walter Investment Management Corp.
7.875%, 12/15/2021 (S)	710,000	740,175
WEA Finance LLC
4.625%, 05/10/2021 (S)	1,000,000	1,148,700
6.750%, 09/02/2019 (S)	380,000	473,609
Weingarten Realty Investors
3.375%, 10/15/2022	1,050,000	1,028,525
Wells Fargo & Company
3.450%, 02/13/2023	900,000	895,119
Wells Fargo & Company (5.900% to
06/15/2024, then 3 month
LIBOR + 3.110%)
06/15/2024 (Q)	1,015,000	1,074,631
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)	1,062,000	1,208,025
Wells Fargo Bank NA
5.850%, 02/01/2037	400,000	493,572
Weyerhaeuser Company
7.375%, 03/15/2032	865,000	1,167,312
Willis Group Holdings PLC
5.750%, 03/15/2021	1,350,000	1,515,950
WR Berkley Corp.
5.375%, 09/15/2020	375,000	421,371
XL Group PLC, Series E (6.500% to
04/15/2017, then 3 month
LIBOR + 2.458%)
04/15/2017 (Q)	1,612,000	1,591,850
		154,576,969
Health Care - 1.5%
Agilent Technologies, Inc.
3.875%, 07/15/2023	670,000	678,578
Alere, Inc.
7.250%, 07/01/2018	390,000	425,100
Cigna Corp.
4.500%, 03/15/2021	1,100,000	1,208,315
Community Health Systems, Inc.
6.875%, 02/01/2022 (S)	170,000	180,200
Endo Finance LLC
7.250%, 01/15/2022 (S)	440,000	475,200
Forest Laboratories, Inc.
5.000%, 12/15/2021 (S)	410,000	449,303
Grifols Worldwide Operations, Ltd.
5.250%, 04/01/2022 (S)	475,000	492,813
HCA, Inc.
7.500%, 02/15/2022	480,000	553,800
Medco Health Solutions, Inc.
7.125%, 03/15/2018	430,000	507,870
Mylan, Inc.
2.600%, 06/24/2018	670,000	680,461
7.875%, 07/15/2020 (S)	795,000	879,924
National Mentor Holdings, Inc.
12.500%, 02/15/2018 (S)	644,000	684,250
Quest Diagnostics, Inc.
2.700%, 04/01/2019	650,000	658,159
4.250%, 04/01/2024	580,000	590,277

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health Care (continued)
Salix Pharmaceuticals, Ltd.
6.000%, 01/15/2021 (S)	$350,000	$375,375
Select Medical Corp.
6.375%, 06/01/2021	440,000	459,800
Teva Pharmaceutical Finance
Company LLC
6.150%, 02/01/2036	1,000,000	1,207,366
UnitedHealth Group, Inc.
5.800%, 03/15/2036	540,000	649,126
Valeant Pharmaceuticals International
7.500%, 07/15/2021 (S)	325,000	359,938
WellCare Health Plans, Inc.
5.750%, 11/15/2020	320,000	340,800
WellPoint, Inc.
6.375%, 06/15/2037	1,000,000	1,254,750
		13,111,405
Industrials - 3.9%
Aeropuertos Dominicanos Siglo XXI SA
9.250%, 11/13/2019 (S)	650,000	620,750
Ahern Rentals, Inc.
9.500%, 06/15/2018 (S)	280,000	308,700
Air Lease Corp.
3.375%, 01/15/2019	635,000	653,256
3.875%, 04/01/2021	340,000	346,800
4.750%, 03/01/2020	855,000	923,400
5.625%, 04/01/2017	275,000	301,469
Aircastle, Ltd.
6.250%, 12/01/2019	305,000	333,975
7.625%, 04/15/2020	205,000	239,338
American Airlines 2011-1 Class B Pass
Through Trust
7.000%, 01/31/2018 (S)	1,198,269	1,306,113
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 01/15/2023 (S)	572,536	619,770
American Airlines 2013-2 Class B Pass
Through Trust
5.600%, 07/15/2020 (S)	282,589	296,718
British Airways PLC 2013-1 Class A Pass
Through Trust
4.625%, 06/20/2024 (S)	1,041,864	1,093,958
British Airways PLC 2013-1 Class B Pass
Through Trust
5.625%, 06/20/2020 (S)	418,162	446,388
Casella Waste Systems, Inc.
7.750%, 02/15/2019	495,000	517,275
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	185,626	197,097
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 02/02/2019	246,923	273,763
Continental Airlines 2000-2 Class B Pass
Through Trust
8.307%, 04/02/2018	94,031	101,553
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	577,283	646,557
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021	210,823	228,216

7

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 04/11/2020		$332,500	$362,424
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust
6.718%, 01/02/2023		804,035	938,711
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022		962,894	1,136,215
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 07/02/2018		277,217	311,177
Embraer Overseas, Ltd.
5.696%, 09/16/2023 (S)		352,000	380,618
Empresa de Transporte de Pasajeros
Metro SA
4.750%, 02/04/2024 (S)		340,000	358,949
Florida East Coast Holdings Corp.
6.750%, 05/01/2019 (S)		375,000	396,094
General Electric Company
2.700%, 10/09/2022		1,100,000	1,079,675
Global Ship Lease, Inc.
10.000%, 04/01/2019 (S)		200,000	215,000
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021		360,000	393,300
International Lease Finance Corp.
7.125%, 09/01/2018 (S)		350,000	406,000
Iron Mountain, Inc.
5.750%, 08/15/2024		555,000	571,650
6.000%, 08/15/2023		640,000	692,000
JB Hunt Transport Services, Inc.
3.850%, 03/15/2024		700,000	717,107
Masco Corp.
7.125%, 03/15/2020		360,000	423,619
Navios Maritime Acquisition Corp.
8.125%, 11/15/2021 (S)		335,000	350,075
Navios South American Logistics, Inc.
7.250%, 05/01/2022 (S)		540,000	561,600
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 11/01/2019		297,794	342,463
Odebrecht Finance, Ltd.
7.125%, 06/26/2042 (S)		535,000	577,800
7.500%, 09/14/2015 (Q)(S)		265,000	273,281
8.250%, 04/25/2018 (S)	BRL	850,000	345,270
Odebrecht Offshore Drilling Finance, Ltd.
6.625%, 10/01/2022 (S)		$197,780	210,636
Owens Corning
4.200%, 12/15/2022		615,000	631,192
Ryder System, Inc.
2.450%, 11/15/2018		900,000	916,444
Safway Group Holding LLC
7.000%, 05/15/2018 (S)		250,000	265,000
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)		291,000	325,920
Stanley Black & Decker, Inc.
5.750%, 12/15/2053 (P)		650,000	702,000
Tenedora Nemak SA de CV
5.500%, 02/28/2023 (S)		475,000	483,313
Textron Financial Corp. (6.000% to
02/15/2017, then 3 month
LIBOR + 1.735%)
02/15/2067 (S)		2,955,000	2,689,050

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Textron, Inc.
7.250%, 10/01/2019	$545,000	$660,689
The Dun & Bradstreet Corp.
4.375%, 12/01/2022	700,000	717,483
TransDigm, Inc.
6.500%, 07/15/2024 (S)	310,000	322,788
Tutor Perini Corp.
7.625%, 11/01/2018	650,000	684,125
Tyco Electronics Group SA
4.875%, 01/15/2021	500,000	549,847
6.550%, 10/01/2017	945,000	1,093,366
UAL 2009-1 Pass Through Trust
10.400%, 11/01/2016	80,670	91,762
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017	291,473	333,736
Union Pacific Corp.
4.163%, 07/15/2022	1,137,000	1,238,653
United Rentals North America, Inc.
5.750%, 11/15/2024	415,000	431,081
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	439,447	497,673
Waste Management, Inc.
7.750%, 05/15/2032	625,000	883,992
		34,016,874
Information Technology - 0.5%
Altice Financing SA
6.500%, 01/15/2022 (S)	230,000	244,950
Ancestry.com, Inc.
11.000%, 12/15/2020	430,000	504,175
Ancestry.com, Inc., PIK
9.625%, 10/15/2018 (S)	280,000	289,450
Blackboard, Inc.
7.750%, 11/15/2019 (S)	235,000	245,575
Micron Technology, Inc.
5.875%, 02/15/2022 (S)	595,000	638,138
Tyco Electronics Group SA
2.375%, 12/17/2018	980,000	987,534
XLIT, Ltd.
5.750%, 10/01/2021	1,000,000	1,165,550
		4,075,372
Materials - 2.2%
Alcoa, Inc.
5.720%, 02/23/2019	560,000	622,621
Allegheny Technologies, Inc.
9.375%, 06/01/2019	1,190,000	1,476,139
American Gilsonite Company
11.500%, 09/01/2017 (S)	690,000	745,200
AngloGold Ashanti Holdings PLC
8.500%, 07/30/2020	665,000	744,800
ArcelorMittal
10.350%, 06/01/2019	430,000	550,400
ARD Finance SA, PIK
11.125%, 06/01/2018 (S)	578,066	611,883
Ardagh Finance Holdings SA, PIK
8.625%, 06/15/2019 (S)	350,000	360,500
AuRico Gold, Inc.
7.750%, 04/01/2020 (S)	195,000	193,050
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	785,000	882,144
Cemex SAB de CV
6.500%, 12/10/2019 (S)	600,000	642,750

8

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
CF Industries, Inc.
7.125%, 05/01/2020	$620,000	$763,561
Commercial Metals Company
7.350%, 08/15/2018	320,000	366,400
Eastman Chemical Company
4.500%, 01/15/2021	1,000,000	1,063,755
Edgen Murray Corp.
8.750%, 11/01/2020 (S)	293,000	334,753
Gerdau Trade, Inc.
4.750%, 04/15/2023 (S)	310,000	306,513
Glencore Finance Canada, Ltd.
4.250%, 10/25/2022 (S)	300,000	303,693
Glencore Funding LLC
4.125%, 05/30/2023 (S)	590,000	592,246
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	330,000	373,505
JMC Steel Group
8.250%, 03/15/2018 (S)	200,000	204,000
Magnesita Finance, Ltd.
8.625%, 04/05/2017 (Q)(S)	540,000	534,600
Methanex Corp.
5.250%, 03/01/2022	500,000	552,557
MMC Norilsk Nickel OJSC
5.550%, 10/28/2020 (S)	385,000	386,925
Neenah Paper, Inc.
5.250%, 05/15/2021 (S)	260,000	263,900
Rain CII Carbon LLC
8.000%, 12/01/2018 (S)	415,000	435,750
8.250%, 01/15/2021 (S)	275,000	288,750
SunCoke Energy, Inc.
7.625%, 08/01/2019	124,000	131,514
Tekni-Plex, Inc.
9.750%, 06/01/2019 (S)	312,000	348,660
The Dow Chemical Company
3.000%, 11/15/2022	270,000	265,410
4.125%, 11/15/2021	1,000,000	1,072,727
The Mosaic Company
4.250%, 11/15/2023	1,300,000	1,371,590
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018	550,000	543,125
Valspar Corp.
4.200%, 01/15/2022	1,000,000	1,055,336
Vedanta Resources PLC
7.125%, 05/31/2023 (S)	400,000	422,000
Wise Metals Group LLC
8.750%, 12/15/2018 (S)	490,000	531,650
		19,342,407
Telecommunication Services - 3.1%
American Tower Corp.
3.400%, 02/15/2019	390,000	407,944
4.700%, 03/15/2022	590,000	632,326
5.000%, 02/15/2024	670,000	727,303
5.900%, 11/01/2021	800,000	922,374
AT&T, Inc.
4.350%, 06/15/2045	285,000	269,654
5.350%, 09/01/2040	580,000	629,846
CenturyLink, Inc.
5.625%, 04/01/2020	190,000	200,450
5.800%, 03/15/2022	740,000	770,525
7.600%, 09/15/2039	1,405,000	1,410,269
Columbus International, Inc.
7.375%, 03/30/2021 (S)	300,000	323,250

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Telecommunication Services (continued)
Comcel Trust
6.875%, 02/06/2024 (S)		$1,000,000	$1,080,000
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)		1,035,000	1,143,042
6.113%, 01/15/2020 (S)		720,000	847,326
Deutsche Telekom International
Finance BV
8.750%, 06/15/2030		758,000	1,107,334
Digicel Group, Ltd.
8.250%, 09/30/2020 (S)		630,000	686,700
GTP Acquisition Partners I LLC
4.704%, 05/15/2018 (S)		2,000,000	2,035,766
Millicom International Cellular SA
4.750%, 05/22/2020 (S)		345,000	345,000
6.625%, 10/15/2021 (S)		450,000	483,750
Oi SA
9.750%, 09/15/2016 (S)	BRL	1,110,000	470,978
PAETEC Holding Corp.
9.875%, 12/01/2018		$436,000	469,790
SBA Tower Trust
2.933%, 12/15/2017 (S)		665,000	677,596
3.598%, 04/15/2018 (S)		630,000	633,588
5.101%, 04/17/2017 (S)		455,000	487,160
SoftBank Corp.
4.500%, 04/15/2020 (S)		700,000	711,375
Sprint Capital Corp.
6.875%, 11/15/2028		750,000	757,500
T-Mobile USA, Inc.
6.125%, 01/15/2022		225,000	238,781
6.250%, 04/01/2021		275,000	292,188
Telecom Italia Capital SA
6.999%, 06/04/2018		480,000	550,800
7.200%, 07/18/2036		430,000	476,225
Telefonica Emisiones SAU
6.421%, 06/20/2016		905,000	996,234
Verizon Communications, Inc.
3.450%, 03/15/2021		655,000	676,684
5.150%, 09/15/2023		2,000,000	2,236,990
6.550%, 09/15/2043		1,300,000	1,633,282
6.900%, 04/15/2038		715,000	919,143
Wind Acquisition Finance SA
7.375%, 04/23/2021 (S)		525,000	560,438
			26,811,611
Utilities - 2.3%
Arizona Public Service Company
5.500%, 09/01/2035		1,118,000	1,313,267
Beaver Valley II Funding Corp.
9.000%, 06/01/2017		193,000	203,617
BVPS II Funding Corp.
8.890%, 06/01/2017		341,000	355,818
CenterPoint Energy Houston Electric LLC
6.950%, 03/15/2033		535,000	729,238
CMS Energy Corp.
5.050%, 03/15/2022		860,000	977,005
DPL, Inc.
7.250%, 10/15/2021		585,000	646,425
Electricite de France SA (5.250% to
01/29/2023, then 10 year U.S. Swap
Rate + 3.709%)
01/29/2023 (Q)(S)		745,000	759,997
Entergy Corp.
4.700%, 01/15/2017		1,000,000	1,078,810

9

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month
LIBOR + 2.120%)
12/01/2066	$928,000	$953,520
Israel Electric Corp., Ltd.
5.625%, 06/21/2018 (S)	650,000	692,328
6.875%, 06/21/2023 (S)	430,000	492,350
7.250%, 01/15/2019 (S)	520,000	590,850
Michigan Consolidated Gas Company
5.700%, 03/15/2033	736,000	878,939
NextEra Energy Capital Holdings, Inc.
(6.650% to 06/15/2017, then 3 month
LIBOR + 2.125%)
06/15/2067	310,000	316,588
NiSource Finance Corp.
4.800%, 02/15/2044	1,260,000	1,271,611
6.400%, 03/15/2018	672,000	771,992
NRG Energy, Inc.
6.625%, 03/15/2023	190,000	205,675
7.625%, 01/15/2018	520,000	594,100
8.250%, 09/01/2020	425,000	464,313
Oncor Electric Delivery Company LLC
4.100%, 06/01/2022	750,000	805,884
PPL Capital Funding, Inc.
3.400%, 06/01/2023	1,160,000	1,158,808
PPL Capital Funding, Inc. (6.700% to
03/30/2017, then 3 month
LIBOR + 2.665%)
03/30/2067	605,000	617,100
PSEG Power LLC
8.625%, 04/15/2031	736,000	1,058,815
Southern California Edison Company
(6.250% to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	405,000	439,425
TransAlta Corp.
6.650%, 05/15/2018	1,157,000	1,310,917
W3A Funding Corp.
8.090%, 01/02/2017	259,246	259,176
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month
LIBOR + 2.113%)
05/15/2067	470,000	485,275
		19,431,843
TOTAL CORPORATE BONDS (Cost $351,039,652)		$379,410,420
CAPITAL PREFERRED SECURITIES - 1.5%
Financials - 1.5%
Allfirst Preferred Capital Trust
1.727%, 07/15/2029 (P)	1,025,000	889,188
BAC Capital Trust XIV, Series G
4.000%, 08/04/2014 (P)(Q)	995,000	800,975
Goldman Sachs Capital II
4.000%, 08/18/2014 (P)(Q)	1,050,000	840,000
HSBC Finance Capital Trust IX (5.911%
to 11/30/2015, then 3 month
LIBOR + 1.926%)
11/30/2035	1,350,000	1,405,688
ILFC E-Capital Trust II (6.25% to
12/21/2015, then 1.80% + Highest of
3 month LIBOR, 10 year CMT and
30 year CMT)
12/21/2065 (S)	700,000	700,000

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
MetLife Capital Trust X (9.250% to
04/08/2033, then 3 month
LIBOR + 5.540%)
04/08/2038 (S)	$650,000	$923,000
Sovereign Capital Trust VI
7.908%, 06/13/2036	450,000	482,037
State Street Capital Trust IV
1.231%, 06/15/2037 (P)	1,060,000	911,600
SunTrust Preferred Capital I
4.000%, 08/18/2014 (P)(Q)	425,000	340,000
The PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	720,000	802,800
USB Capital IX
3.500%, 08/18/2014 (P)(Q)	1,745,000	1,487,613
ZFS Finance USA Trust II (6.450% to
06/15/2016 then 3 month
LIBOR + 2.000%)
12/15/2065 (S)	1,280,000	1,379,200
ZFS Finance USA Trust V (6.500% to
05/09/2017, then 3 month
LIBOR + 2.285%)
05/09/2037 (S)	1,695,000	1,813,650
		12,775,751
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $11,942,098)		$12,775,751
CONVERTIBLE BONDS - 0.0%
Consumer Discretionary - 0.0%
Sirius XM Radio, Inc.
7.000%, 12/01/2014 (S)	120,000	227,925
TOTAL CONVERTIBLE BONDS (Cost $129,600)		$227,925
TERM LOANS (M) - 0.3%
Consumer Discretionary - 0.0%
CCM Merger, Inc.
5.000%, 03/01/2017	171,308	171,094
Marina District Finance Company, Inc.
6.750%, 08/15/2018	149,250	150,965
		322,059
Consumer Staples - 0.1%
The Sun Products Corp.
5.500%, 03/23/2020	588,077	575,580
Energy - 0.1%
Templar Energy LLC
8.000%, 11/25/2020	365,000	361,350
Financials - 0.0%
Walter Investment Management Corp.
4.750%, 12/11/2020	290,320	286,764
Health Care - 0.0%
CRC Health Corp.
5.250%, 03/29/2021	99,750	100,373
9.000%, 09/28/2021	215,000	216,613
		316,986
Industrials - 0.1%
Delta Air Lines, Inc.
3.500%, 10/18/2018	393,005	392,329

10

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Industrials (continued)
WP CPP Holdings LLC
4.750%, 12/27/2019	246,250	$246,866
		639,195
Materials - 0.0%
FMG Resources August 2006 Pty, Ltd.
3.750%, 06/30/2019	292,916	293,079
Utilities - 0.0%
La Frontera Generation LLC
4.500%, 09/30/2020	278,739	279,366
TOTAL TERM LOANS (Cost $3,053,669)		$3,074,379
MUNICIPAL BONDS - 0.3%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	$1,885,000	$2,716,379
TOTAL MUNICIPAL BONDS (Cost $2,068,957)		$2,716,379
COLLATERALIZED MORTGAGE
OBLIGATIONS - 21.3%
Commercial & Residential - 16.3%
Adjustable Rate Mortgage Trust,
Series 2005-4, Class 7A12
0.732%, 08/25/2035 (P)	394,234	372,751
American Home Mortgage Assets Trust,
Series 2006-6, Class XP IO
2.301%, 12/25/2046	4,623,448	337,425
American Home
Mortgage Investment Trust
Series 2005-1, Class 1A1,
0.372%, 06/25/2045 (P)	910,690	858,639
Series 2004-4, Class 5A,
2.322%, 02/25/2045 (P)	1,043,323	1,044,236
Americold 2010 LLC Trust
Series 2010-ARTA, Class C,
6.811%, 01/14/2029 (S)	1,350,000	1,592,950
Series 2010-ARTA, Class D,
7.443%, 01/14/2029 (S)	2,525,000	2,906,510
Banc of America Commercial Mortgage
Securities Trust, Series 2013-DSNY,
Class E 2.752%, 09/15/2026 (P)(S)	565,000	567,814
Banc of America Commercial
Mortgage Trust, Series 2007-3,
Class AJ 5.775%, 06/10/2049 (P)	500,000	521,954
Banc of America
Commercial Mortgage Trust, Inc.
Series 2005-5, Class XC IO,
0.207%, 10/10/2045 (S)	201,554,863	287,014
Series 2005-2, Class AJ,
4.953%, 07/10/2043 (P)	2,524,154	2,609,440
Series 2007-3, Class AMF,
5.317%, 06/10/2049	500,000	544,031
Series 2006-6, Class AM,
5.390%, 10/10/2045	1,350,000	1,456,909
Series 2006-6, Class AJ,
5.421%, 10/10/2045	500,000	520,249
Series 2007-1, Class A3,
5.449%, 01/15/2049	117,958	117,982
Series 2007-2, Class A2,
5.634%, 04/10/2049 (P)	274,252	274,919
Series 2007-3, Class AM,
5.775%, 06/10/2049 (P)	1,000,000	1,101,376
Series 2007-4, Class AM,
6.015%, 02/10/2051 (P)	610,000	682,682

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bayview Commercial Asset Trust
Series 2006-2A, Class A2,
0.432%, 07/25/2036 (P)(S)	$649,830	$559,530
0.502%, 04/25/2035 (P)(S)	843,080	777,969
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2005-5, Class A2,
2.250%, 08/25/2035 (P)	821,923	834,016
Series 2005-2, Class A1,
2.580%, 03/25/2035 (P)	764,070	775,180
Bear Stearns Alt-A Trust
Series 2005-7, Class 11A1,
0.692%, 08/25/2035 (P)	1,023,305	962,807
Series 2005-5, Class 1A4,
0.712%, 07/25/2035 (P)	712,864	669,989
Bear Stearns Asset
Backed Securities Trust
Series 2003-AC4, Class A,
5.500%, 09/25/2033 (P)	1,096,745	1,133,317
Series 2004-AC5, Class A1,
5.750%, 10/25/2034 (P)	981,951	1,008,264
Bear Stearns Commercial Mortgage
Securities Trust, Series 2007-PWR16,
Class AJ 5.898%, 06/11/2040 (P)	500,000	517,894
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2004-T16, Class X1 IO,
0.994%, 02/13/2046 (S)	13,422,273	44,871
Series 2004-PWR5, Class X1 IO,
1.037%, 07/11/2042 (S)	12,011,054	62,061
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
0.362%, 12/25/2036 (P)	1,108,709	810,273
CD Mortgage Trust, Series 2006-CD3,
Class AJ 5.688%, 10/15/2048	300,000	289,868
CHL Mortgage Pass Through Trust,
Series 2004-HYB2, Class 4A
2.491%, 07/20/2034 (P)	2,074,622	2,103,293
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2007-CD4, Class AMFX,
5.366%, 12/11/2049 (P)	1,000,000	1,054,503
Series 2005-CD1, Class C,
5.401%, 07/15/2044 (P)	515,000	535,311
Commercial Mortgage Pass
Through Certificates
Series 2014-CR15, Class XA IO,
1.514%, 02/10/2047	9,251,373	703,271
Series 2014-UBS2, Class XA IO,
1.607%, 03/10/2047	5,241,352	492,304
Series 2012-CR5, Class XA IO,
2.058%, 12/10/2045	6,466,835	655,821
Series 2012-CR2, Class XA IO,
2.087%, 08/15/2045	13,693,116	1,467,464
Series 2014-TWC, Class D,
2.402%, 02/13/2032 (P)(S)	680,000	685,308
Series 2012-LC4, Class XA IO,
2.658%, 12/10/2044 (S)	6,069,193	769,738
Series 2013-300P, Class D,
4.540%, 08/10/2030 (P)(S)	1,080,000	1,097,049
Series 2013-300P, Class E,
4.540%, 08/10/2030 (P)(S)	700,000	672,736

11

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Commercial Mortgage Pass Through
Certificates (continued)
Series 2013-CR13, Class C,
4.916%, 12/10/2023 (P)	$675,000	$712,308
Series 2012-LC4, Class B,
4.934%, 12/10/2044 (P)	490,000	539,391
Series 2013-LC13, Class B,
5.009%, 08/10/2046 (P)(S)	735,000	805,189
Series 2014-CR16, Class C,
5.070%, 04/10/2047 (P)	850,000	898,476
Series 2013-CR11, Class B,
5.333%, 10/10/2046 (P)	770,000	856,419
Series 2012-LC4, Class C,
5.823%, 12/10/2044 (P)	960,000	1,080,467
Series 2006-GG7, Class AM,
6.015%, 07/10/2038 (P)	1,540,000	1,670,500
Series 2010-C1, Class D,
6.079%, 07/10/2046 (P)(S)	685,000	755,465
Series 2007-GG11, Class AJ,
6.261%, 12/10/2049 (P)	620,000	647,142
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM,
5.866%, 06/15/2039 (P)	500,000	535,504
Series 2007-C4, Class A1,
6.051%, 09/15/2039 (P)	1,400,000	1,531,407
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C1,
Class AX IO 0.502%, 02/15/2038 (S)	32,010,516	37,484
Deutsche Mortgage Securities, Inc.
Mortgage Loan Trust, Series 2004-4,
Class 2AR1 0.692%, 06/25/2034 (P)	833,725	785,129
DSLA Mortgage Loan Trust,
Series 2004-AR3, Class 2A2B
0.605%, 07/19/2044 (P)	1,408,790	1,290,081
Extended Stay America Trust
Series 2013-ESH5, Class C5,
2.675%, 12/05/2031 (S)	850,000	850,476
Series 2013-ESFL, Class DFL,
3.291%, 12/05/2031 (P)(S)	545,000	547,792
Series 2013-ESHM, Class M,
7.625%, 12/05/2019 (S)	270,370	275,029
FREMF Mortgage Trust
Series 2011-K11, Class B,
4.570%, 12/25/2048 (P)(S)	875,000	938,740
Series 2011-K10, Class B,
4.774%, 11/25/2049 (P)(S)	1,000,000	1,081,333
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class XC IO
0.640%, 06/10/2048 (S)	48,145,214	86,998
GE Commercial Mortgage Corp. Trust,
Series 2007-C1, Class AM
5.606%, 12/10/2049 (P)	1,000,000	1,055,519
GMAC Mortgage Loan Trust,
Series 2004-AR2, Class 3A
3.016%, 08/19/2034 (P)	562,808	550,739
GS Mortgage Securities Corp. II
Series 2005-GG4, Class XC IO,
0.879%, 07/10/2039 (S)	65,892,513	254,872
Series 2013-KYO, Class D,
2.751%, 11/08/2029 (P)(S)	545,000	554,902
Series 2013-GC10, Class C,
4.285%, 02/10/2046 (P)(S)	859,800	869,448

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
GS Mortgage Securities Trust,
Series 2006-GG6, Class AJ
5.753%, 04/10/2038 (P)	$1,000,000	$1,041,506
HarborView Mortgage Loan Trust
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	22,099,626	234,809
Series 2007-3, Class ES IO,
0.350%, 05/19/2047 (S)	26,369,483	280,176
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	28,183,576	281,836
Series 2005-9, Class 2A1C,
0.603%, 06/20/2035 (P)	1,082,658	1,028,883
Series 2005-8, Class 1X IO,
2.112%, 09/19/2035	2,714,873	156,168
Series 2005-11, Class X IO,
2.344%, 08/19/2045	2,685,623	149,740
Hilton USA Trust
Series 2013-HLF, Class EFL,
3.901%, 11/05/2030 (P)(S)	792,000	795,627
Series 2013-HLT, Class DFX,
4.407%, 11/05/2030 (S)	592,000	612,925
Series 2013-HLT, Class EFX,
5.609%, 11/05/2030 (P)(S)	500,000	516,064
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 2X IO,
1.666%, 10/25/2036	22,773,589	850,277
Series 2005-AR18, Class 1X IO,
2.029%, 10/25/2036	7,333,814	591,317
Series 2005-AR12, Class AX2 IO,
2.230%, 07/25/2035	11,011,049	799,149
Irvine Core Office Trust, Series 2013-IRV,
Class XA IO 1.211%, 05/15/2048 (S)	20,713,738	993,928
JPMBB Commercial Mortgage
Securities Trust, Series 2014-C19,
Class C 4.836%, 04/15/2047 (P)	1,000,000	1,038,606
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2006-LDP8, Class X IO,
0.725%, 05/15/2045	64,849,550	668,404
Series 2011-C3A, Class XA IO,
1.369%, 02/15/2046 (S)	23,726,398	1,120,622
Series 2012-HSBC, Class XA IO,
1.582%, 07/05/2032 (S)	13,400,000	1,332,898
Series 2011-C4, Class XA IO,
1.673%, 07/15/2046 (S)	33,915,497	1,692,180
Series 2013-JWRZ, Class D,
3.142%, 04/15/2030 (P)(S)	705,000	706,815
Series 2012-PHH, Class D,
3.419%, 10/15/2025 (P)(S)	385,000	386,307
Series 2014-FBLU, Class E,
3.652%, 12/15/2028 (P)(S)	810,000	812,869
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	2,292,000	2,483,909
Series 2007-LDPX, Class AM,
5.464%, 01/15/2049 (P)	2,710,000	2,884,389
Series 2007-CB19, Class AJ,
5.892%, 02/12/2049 (P)	550,000	498,156
Series 2007-LD12, Class AM,
6.218%, 02/15/2051 (P)	2,250,000	2,523,773

12

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2014-FBLU, Class D,
2.752%, 12/15/2028 (P)(S)	$1,135,000	$1,137,897
Series 2014-INN, Class F,
4.151%, 06/15/2029 (P)(S)	750,000	749,999
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class XCL IO,
0.985%, 02/15/2040 (S)	24,452,223	100,303
Series 2005-C2, Class AJ,
5.205%, 04/15/2030 (P)	1,000,000	1,028,794
Series 2007-C1, Class AJ,
5.484%, 02/15/2040	500,000	521,458
Series 2006-C4, Class AJ,
6.049%, 06/15/2038 (P)	700,000	746,196
Series 2007-C7, Class AJ,
6.456%, 09/15/2045 (P)	1,000,000	1,063,569
MASTR Adjustable Rate Mortgages Trust
Series 2004-11, Class M2,
1.252%, 11/25/2034 (P)	840,000	783,145
Series 2004-8, Class 5A1,
2.571%, 08/25/2034 (P)	1,618,080	1,612,266
Series 2004-13, Class 2A1,
2.642%, 04/21/2034 (P)	629,890	637,372
MASTR Alternative Loans Trust,
Series 2004-4, Class 8A1
6.500%, 05/25/2034	752,168	781,999
Merrill Lynch Mortgage Investors Trust
Series 2005-A, Class A1,
0.612%, 03/25/2030 (P)	84,270	83,503
Series 2004-1, Class 2A1,
2.146%, 12/25/2034 (P)	730,794	717,974
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class XC IO,
0.415%, 07/12/2038 (S)	162,971,365	380,212
Series 2008-C1, Class X IO,
0.531%, 02/12/2051 (S)	34,101,343	447,000
Series 2006-C2, Class X IO,
0.536%, 08/12/2043 (S)	68,782,975	501,359
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5, Class AM,
5.419%, 08/12/2048	2,260,000	2,423,669
Series 2007-6, Class AM,
5.526%, 03/12/2051 (P)	1,950,000	2,062,993
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2013-C7, Class XA IO,
1.870%, 02/15/2046	8,556,936	813,670
Series 2012-C5, Class XA IO,
2.029%, 08/15/2045 (S)	15,121,760	1,359,023
Series 2012-C6, Class XA IO,
2.310%, 11/15/2045 (S)	11,720,768	1,216,639
Series 2013-C7, Class C,
4.326%, 02/15/2046 (P)	515,000	520,533
Morgan Stanley Capital I Trust
Series 2005-T17, Class X1 IO,
0.852%, 12/13/2041 (S)	45,682,698	129,556
Series 2005-IQ9, Class X1 IO,
1.293%, 07/15/2056 (S)	19,937,313	252,446
Series 2011-C3, Class XA IO,
1.413%, 07/15/2049 (S)	20,196,443	847,281

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Morgan Stanley Capital I Trust (continued)
Series 2012-C4, Class AS,
3.773%, 03/15/2045	$2,371,500	$2,459,103
Series 2007-IQ14, Class AM,
5.869%, 04/15/2049 (P)	1,325,000	1,410,910
MortgageIT Trust, Series 2005-2,
Class 1A2 0.482%, 05/25/2035 (P)	737,320	689,183
Motel 6 Trust, Series 2012-MTL6,
Class D 3.781%, 10/05/2025 (S)	2,660,000	2,700,403
Multi Security Asset Trust,
Series 2005-RR4A, Class F
5.880%, 11/28/2035 (P)(S)	580,000	569,490
Residential Accredit Loans, Inc.
Series 2005-QO4, Class XIO IO,
2.401%, 12/25/2045	5,529,967	528,100
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	152,864	155,532
Sequoia Mortgage Trust, Series 2005-3,
Class A1 0.353%, 05/20/2035 (P)	201,078	187,642
Springleaf Mortgage Loan Trust,
Series 2012-3A, Class M1
2.660%, 12/25/2059 (P)(S)	605,000	605,065
Structured Agency Credit Risk Debt
Notes, Series 2013-DN2, Class M1
1.602%, 11/25/2023 (P)	900,048	909,781
Structured Asset Securities Corp.,
Series 1998-RF2, Class A
6.837%, 07/15/2027 (P)(S)	142,249	142,135
Thornburg Mortgage Securities Trust,
Series 2004-1, Class II2A
1.634%, 03/25/2044 (P)	647,997	641,561
TimberStar Trust, Series 2006-1A,
Class A 5.668%, 10/15/2036 (S)	2,300,000	2,505,459
UBS Commercial Mortgage Trust
Series 2012-C1, Class B,
4.822%, 05/10/2045	510,000	553,874
Series 2012-C1, Class C,
5.719%, 05/10/2045 (P)(S)	385,000	426,659
UBS-Barclays Commercial
Mortgage Trust, Series 2012-C2,
Class XA IO 1.935%, 05/10/2063 (S)	15,658,071	1,328,305
VNDO Mortgage Trust,
Series 2013-PENN, Class D
4.079%, 12/13/2029 (P)(S)	959,000	985,602
Wachovia Bank
Commercial Mortgage Trust
Series 2005-C17, Class XC IO,
0.436%, 03/15/2042 (S)	32,724,276	54,519
Series 2005-C19, Class AJ,
4.793%, 05/15/2044	1,862,483	1,926,845
Series 2005-C16, Class D,
5.044%, 10/15/2041 (P)	1,000,000	1,014,322
Series 2005-C16, Class E,
5.153%, 10/15/2041 (P)(S)	2,500,000	2,535,978
Series 2007-C30, Class AJ,
5.413%, 12/15/2043 (P)	1,100,000	1,138,246
Series 2007-C31, Class AM,
5.591%, 04/15/2047 (P)	1,390,000	1,522,379
Series 2007-C31, Class AJ,
5.660%, 04/15/2047 (P)	500,000	521,915

13

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
WaMu Mortgage Pass
Through Certificates
Series 2005-AR19, Class A1A2,
0.442%, 12/25/2045 (P)	$984,032	$905,125
Series 2005-AR2, Class 2A3,
0.502%, 01/25/2045 (P)	570,521	531,081
Series 2005-AR8, Class 2AB3,
0.512%, 07/25/2045 (P)	923,635	871,975
Series 2005-AR2, Class 2A1B,
0.522%, 01/25/2045 (P)	1,593,830	1,472,831
Series 2004-AR8, Class A2,
0.552%, 06/25/2044 (P)	989,989	934,380
Series 2005-AR8, Class 2AB2,
0.572%, 07/25/2045 (P)	2,190,118	2,079,100
Series 2005-AR13, Class X IO,
1.462%, 10/25/2045	13,603,708	664,511
Washington Mutual Alternative Mortgage
Pass Through Certificates,
Series 2005-1, Class 6A1
6.500%, 03/25/2035	425,185	436,169
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C,
2.800%, 03/18/2028 (P)(S)	1,445,000	1,405,153
Series 2013-BTC, Class E,
3.668%, 04/16/2035 (P)(S)	1,010,000	858,870
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR3,
Class 1A2 2.620%, 03/25/2035 (P)	692,399	687,632
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class XA IO,
1.796%, 03/15/2044 (S)	25,018,927	1,541,316
Series 2012-C10, Class XA IO,
1.961%, 12/15/2045 (S)	7,815,531	824,507
Series 2012-C9, Class XA IO,
2.395%, 11/15/2045 (S)	16,809,533	2,009,899
Series 2013-C15, Class B,
4.634%, 08/15/2046 (P)	275,000	291,700
Series 2013-C16, Class B,
5.151%, 09/15/2046 (P)	470,000	517,375
		140,635,349
U.S. Government Agency - 5.0%
Federal Home Loan Mortgage Corp.
Series K011, Class X1 IO,
0.497%, 11/25/2020	56,007,586	987,974
Series K026, Class X1 IO,
1.175%, 11/25/2022	11,230,196	785,788
Series KAIV, Class X1 IO,
1.371%, 06/25/2021	26,099,625	1,860,721
Series K014, Class X1 IO,
1.425%, 04/25/2021	10,341,426	730,518
Series K022, Class X1 IO,
1.428%, 07/25/2022	8,785,693	725,162
Series K018, Class X1 IO,
1.595%, 01/25/2022	4,941,868	421,423
Series K021, Class X1 IO,
1.643%, 06/25/2022	13,674,043	1,304,996
Series K707, Class X1 IO,
1.689%, 12/25/2018	11,550,156	697,364
Series KS01, Class X1 IO,
1.787%, 01/25/2023	9,799,755	865,995
Series K705, Class X1 IO,
1.893%, 09/25/2018	15,705,605	1,016,137

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K710, Class X1 IO,
1.911%, 05/25/2019	$3,826,386	$282,449
Series K021, Class A2,
2.396%, 06/25/2022	1,000,000	985,446
Series 3632, Class AP,
3.000%, 02/15/2040	3,549,067	3,677,377
Series 290, Class IO,
3.500%, 11/15/2032	3,922,318	748,003
Series 3943, Class DI IO,
4.000%, 11/15/2039	4,455,853	635,990
Series 3830, Class NI IO,
4.500%, 01/15/2036	4,732,688	492,247
Series 3794, Class PI IO,
4.500%, 02/15/2038	452,531	50,769
Series 4030, Class BI IO,
5.000%, 01/15/2042	3,401,834	574,931
Series 4077, Class IK IO,
5.000%, 07/15/2042	1,984,089	368,364
Series 3387, Class SB IO,
6.268%, 11/15/2037	3,729,582	596,573
Series T-41, Class 3A,
6.732%, 07/25/2032 (P)	102,251	117,367
Federal National Mortgage Association
Series 2012-M5, Class X IO,
0.741%, 02/25/2022	13,360,529	513,966
Series 2012-21, Class PA,
2.000%, 03/25/2041	7,911,859	7,902,982
Series 2012-38, Class PA,
2.000%, 09/25/2041	2,083,481	1,992,577
Series 2012-137, Class WI IO,
3.500%, 12/25/2032	3,929,798	742,676
Series 2012-118, Class IB IO,
3.500%, 11/25/2042	1,970,503	459,327
Series 2010-15, Class KA,
4.000%, 03/25/2039	1,342,623	1,388,233
Series 402, Class 4 IO,
4.000%, 10/25/2039	674,356	136,397
Series 402, Class 3 IO,
4.000%, 11/25/2039	498,880	102,645
Series 2011-41, Class KA,
4.000%, 01/25/2041	1,675,959	1,773,104
Series 2011-86, Class NA,
4.000%, 01/25/2041	2,901,882	3,017,443
Series 402, Class 7 IO,
4.500%, 11/25/2039	573,220	109,993
Series 407, Class 21 IO,
5.000%, 01/25/2039	392,378	66,937
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	516,210	80,869
Series 2009-78, Class IB IO,
5.000%, 06/25/2039	649,941	86,117
Series 407, Class 15 IO,
5.000%, 01/25/2040	762,095	153,906
Series 407, Class 7 IO,
5.000%, 03/25/2041	616,336	128,308
Series 407, Class 8 IO,
5.000%, 03/25/2041	234,851	50,546
Series 407, Class C6 IO,
5.500%, 01/25/2040	4,186,692	913,114
Series 2010-135, Class TS IO,
5.868%, 12/25/2040	5,810,023	1,021,953

14

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2001-50, Class BA,
7.000%, 10/25/2041	$23,333	$26,718
Series 2002-W3, Class A5,
7.500%, 11/25/2041	139,547	163,271
Government National
Mortgage Association
Series 2012-70, Class IO,
0.964%, 08/16/2052	12,507,289	805,307
Series 2012-120, Class IO,
0.997%, 02/16/2053	15,362,185	1,151,396
Series 2012-114, Class IO,
1.037%, 01/16/2053	2,886,150	255,546
Series 2010-147, Class SA IO,
6.017%, 05/20/2040	6,165,957	978,266
Series 2010-85, Class SB IO,
6.448%, 03/16/2040	5,179,010	937,908
		42,885,099
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $175,665,402)		$183,520,448
ASSET BACKED SECURITIES - 5.2%
ACG Trust III 3.402%, 12/25/2035 (P)(S)	402,395	372,215
Aegis Asset Backed Securities Trust
Series 2004-3, Class A1,
0.872%, 09/25/2034 (P)	364,210	356,617
Series 2005-4, Class M1,
0.602%, 10/25/2035 (P)	1,085,000	926,257
Aircraft Lease Securitisation, Ltd.
0.412%, 05/10/2032 (P)(S)	715,878	696,191
Ameriquest Mortgage Securities, Inc.
0.562%, 01/25/2036 (P)	900,000	816,703
Series 2005-R3, Class M2,
0.622%, 05/25/2035 (P)	730,000	668,659
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A6
6.510%, 08/25/2027	4,008	4,029
Apidos Cinco CDO, Ltd.
4.475%, 05/14/2020 (P)(S)	500,000	491,861
Argent Securities, Inc.
Series 2003-W10, Class M1,
1.230%, 01/25/2034 (P)	379,939	365,523
Series 2004-W6, Class M1,
0.977%, 05/25/2034 (P)	414,331	403,012
ARL First LLC, Series 2012-1A, Class A2
3.810%, 12/15/2042 (S)	900,000	912,564
Asset Backed Funding Certificates,
Series 2005-HE1, Class M1
0.782%, 03/25/2035 (P)	592,122	565,004
Bravo Mortgage Asset Trust,
Series 2006-1A, Class A2
0.392%, 07/25/2036 (P)(S)	870,678	805,611
Business Loan Express SBA Loan Trust,
Series 2005-1A, Class A
0.452%, 06/27/2033 (P)(S)	784,971	691,018
Centex Home Equity
Series 2004-D, Class AF4,
4.680%, 06/25/2032 (P)	494,086	509,542
Series 2005-A, Class M4,
0.952%, 01/25/2035 (P)	208,017	161,624

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Citicorp Residential Mortgage
Securities, Inc., Series 2007-2, Class A6
5.753%, 06/25/2037 (P)	$409,692	$424,013
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	1,908,531	1,959,939
Conseco Financial Corp., Series 1996-10,
Class M1 7.240%, 11/15/2028 (P)	816,118	874,161
ContiMortgage Home Equity Loan Trust,
Series 1995-2, Class A5
8.100%, 08/15/2025	10,048	9,849
Countrywide Asset-Backed Certificates,
Series 2004-10, Class AF5B
5.424%, 02/25/2035 (P)	682,710	698,777
Credit Suisse Mortgage Trust
Series 2006-CF2, Class M1,
0.622%, 05/25/2036 (P)(S)	1,225,000	1,179,053
Series 2014-ICE, Class D,
2.500%, 04/15/2027 (P)(S)	685,000	687,602
Credit-Based Asset Servicing
and Securitization LLC
Series 2006-MH1, Class B1,
5.647%, 10/25/2036 (P)(S)	2,560,000	1,256,133
Series 2005-CB2, Class M1,
0.812%, 04/25/2036 (P)	594,116	586,761
Series 2005-CB4, Class M1,
0.570%, 07/25/2035 (P)	390,000	374,286
Cronos Containers Program, Ltd.,
Series 2013-1A, Class A
3.080%, 04/18/2028 (S)	1,590,000	1,595,284
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	3,811,856	4,095,687
Encore Credit Receivables Trust,
Series 2005-2, Class M2
0.842%, 11/25/2035 (P)	795,000	757,799
Equity One ABS, Inc.
Series 2004-1, Class M2,
5.115%, 04/25/2034 (P)	217,018	204,233
Series 2004-1, Class M3,
5.260%, 04/25/2034 (P)	303,746	177,475
Foothill CLO, Ltd.
1.678%, 02/22/2021 (P)(S)	500,000	479,389
Ford Credit Auto Owner Trust,
Series 2014-1, Class B
2.410%, 11/15/2025 (S)	720,000	724,382
Fremont Home Loan Trust, Series 2005-1,
Class M3 0.917%, 06/25/2035 (P)	498,683	492,300
FRS I LLC, Series 2013-1A, Class B
3.960%, 04/15/2043 (S)	897,117	915,813
GSAA Home Equity Trust,
Series 2005-11, Class 3A1
0.422%, 10/25/2035 (P)	1,009,453	949,164
GSAA Trust, Series 2005-10, Class M3
0.702%, 06/25/2035 (P)	1,045,000	990,668
GSRPM Mortgage Loan Trust,
Series 2006-1, Class A1
0.452%, 03/25/2035 (P)(S)	1,432,469	1,392,224
Harch CLO III, Ltd., Series 2007-1A,
Class D 1.977%, 04/17/2020 (P)(S)	700,000	673,618
Home Equity Mortgage Loan Asset-
Backed Trust, Series 2005-C,
Class AII3 0.522%, 10/25/2035 (P)	670,000	638,094

15

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
LCM V Ltd., Series 5A, Class D
0.900%, 03/21/2019 (P)(S)	$1,000,000	$964,298
Long Beach Mortgage Loan Trust,
Series 2004-1, Class M3
1.202%, 02/25/2034 (P)	137,565	127,894
Loomis Sayles CLO I, Ltd.,
Series 2006-1A, Class D
1.828%, 10/26/2020 (P)(S)	1,100,000	1,054,961
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.902%, 09/25/2035 (P)	465,176	435,978
New Century Home Equity Loan Trust,
Series 2005-1, Class M1
0.827%, 03/25/2035 (P)	1,245,000	1,172,260
Option One Mortgage Loan Trust,
Series 2004-1, Class M1
1.052%, 01/25/2034 (P)	509,141	474,979
RAMP Trust
Series 2004-RS9, Class AI-4,
4.767%, 10/25/2032 (P)	43,693	45,189
Series 2004-RZ3, Class AI-4,
4.572%, 05/25/2033 (P)	56,066	55,243
Series 2005-RS3, Class M1,
0.572%, 03/25/2035 (P)	555,000	522,898
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF4
4.934%, 08/25/2035 (P)	660,000	640,009
Sonic Capital LLC, Series 2011-1A,
Class A2 5.438%, 05/20/2041 (S)	624,498	670,445
Soundview Home Loan Trust
Series 2005-CTX1, Class M2,
0.590%, 11/25/2035 (P)	615,000	560,931
Series 2006-OPT2, Class A3,
0.332%, 05/25/2036 (P)	454,817	421,086
Specialty Underwriting & Residential
Finance Trust, Series 2006-BC1,
Class A2D 0.452%, 12/25/2036 (P)	1,760,000	1,669,353
Structured Asset Securities Corp.
Mortgage Loan Trust, Series 2005-2XS,
Class 2A2 1.651%, 02/25/2035 (P)	779,604	750,178
TAL Advantage V LLC, Series 2014-1A,
Class A 3.510%, 02/22/2039 (S)	1,208,334	1,227,443
Westgate Resorts LLC
Series 2012-2A, Class A,
3.000%, 01/20/2025 (S)	416,026	419,022
Series 2012-2A, Class B,
4.500%, 01/20/2025 (S)	731,330	742,739
Series 2012-3A, Class A,
2.500%, 03/20/2025 (S)	561,786	564,427
Series 2012-3A, Class B,
4.500%, 03/20/2025 (S)	812,630	826,607
Series 2013-1A, Class B,
3.750%, 08/20/2025 (S)	358,806	363,479
TOTAL ASSET BACKED SECURITIES (Cost $44,677,502)		$44,592,553
COMMON STOCKS - 0.0%
Financials - 0.0%
BTA Bank JSC, GDR (I)(S)	1,781	949
TOTAL COMMON STOCKS (Cost $44,669)		$949

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES - 0.7%
Consumer Staples - 0.1%
Ocean Spray Cranberries, Inc.,
Series A, 6.250% (S)	6,466	$581,940
Financials - 0.4%
Ally Financial, Inc., 7.000% (S)	819	821,073
Discover Financial Services, 6.500%	13,900	348,890
FNB Corp. (7.250% to 02/15/2024, then
3 month LIBOR + 4.600%) (L)	14,500	401,016
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	23,000	627,900
Regions Financial Corp., 6.375%	22,945	574,313
The Goldman Sachs Group, Inc., 5.500%	17,925	439,163
Wells Fargo & Company,
Series L, 7.500%	600	364,200
Weyerhaeuser Company, 6.375%	3,400	192,950
		3,769,505
Industrials - 0.1%
Glasstech, Inc., Series A	1	602
United Technologies Corp., 7.500% (L)	7,436	484,753
		485,355
Utilities - 0.1%
Dominion Resources, Inc., 6.375%	14,532	764,747
Exelon Corp., 6.500%	6,627	357,504
		1,122,251
TOTAL PREFERRED SECURITIES (Cost $5,742,253)		$5,959,051
SECURITIES LENDING COLLATERAL - 0.2%
John Hancock Collateral
Investment Trust, 0.0995% (W)(Y)	136,162	$1,362,626
TOTAL SECURITIES LENDING
COLLATERAL (Cost $1,362,612)		$1,362,626
SHORT-TERM INVESTMENTS - 2.4%
Money Market Funds - 1.7%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	14,169,008	14,169,008
Repurchase Agreement - 0.7%
Barclays Tri-Party Repurchase Agreement
dated 06/30/2014 at 0.070% to be
repurchased at $3,115,006 on
07/01/2014, collateralized by
$2,434,400 Treasury Inflation Indexed
Bonds, 2.000% due 01/15/2026 (valued
at $3,177,410, including interest)	$3,115,000	$3,115,000
Repurchase Agreement with State
Street Corp. dated 06/30/2014 at
0.000% to be repurchased at $3,215,000
on 07/01/2014, collateralized by
$3,230,000 U.S. Treasury Notes,
2.250% due 03/31/2021 (valued at
$3,282,488, including interest)	3,215,000	3,215,000
		6,330,000
TOTAL SHORT-TERM INVESTMENTS (Cost $20,499,008)		$20,499,008
Total Investments (Active Bond Trust)
(Cost $823,480,370) - 100.5%		$866,693,941
Other assets and liabilities, net - (0.5%)		(4,581,426)
TOTAL NET ASSETS - 100.0%		$862,112,515

16

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Bond Trust
	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 59.2%
U.S. Government - 29.1%
Treasury Inflation Protected Securities
0.125%, 04/15/2017 to 04/15/2018	$255,080,898	$263,657,643
U.S. Treasury Bonds
3.125%, 11/15/2041	175,000,000	169,257,900
3.625%, 02/15/2044	264,210,000	278,246,156
U.S. Treasury Notes
0.375%, 04/30/2016	492,730,000	492,537,343
0.875%, 06/15/2017	200,000,000	200,046,800
1.000%, 06/30/2019	276,459,000	267,905,911
1.250%, 10/31/2018 to 11/30/2018	487,610,100	483,518,822
1.625%, 04/30/2019	11,525,000	11,543,913
2.500%, 05/15/2024	756,652,000	755,115,240
2.625%, 04/30/2018	93,000,000	97,853,484
		3,019,683,212
U.S. Government Agency - 30.1%
Federal Farm Credit Banks
0.780%, 04/03/2017	8,745,000	8,722,936
1.740%, 03/11/2020	59,240,000	58,272,137
2.350%, 03/14/2022	23,355,000	22,771,288
2.500%, 06/20/2022	15,995,000	15,700,132
2.920%, 12/13/2027	4,767,000	4,401,300
Federal Home Loan Banks
2.900%, 09/05/2025	7,304,762	7,024,478
3.170%, 10/04/2027	7,470,000	7,120,621
3.250%, 06/21/2027	10,045,455	9,812,691
Federal Home Loan Mortgage Corp.
1.250%, 03/13/2018	68,111,000	67,633,610
1.750%, 05/30/2019	39,956,000	40,099,842
2.378%, 04/01/2042 (P)	28,999,869	29,743,171
2.601%, 06/01/2035 (P)	4,780,826	5,110,048
2.641%, 01/01/2044 (P)	1,973,077	2,033,452
2.645%, 11/01/2041 (P)	351,378	366,387
2.693%, 05/01/2044 (P)	22,806,383	23,516,238
3.000%, 02/01/2043 to 03/01/2043	59,742,056	59,131,392
3.036%, 03/01/2044 (P)	24,014,446	24,882,768
3.500%, 02/01/2026 to 05/01/2042	40,744,441	43,084,046
4.000%, 09/01/2041 to 11/01/2043	74,236,645	78,675,999
4.331%, 09/01/2039 (P)	1,525,323	1,621,664
4.336%, 09/01/2039 (P)	605,099	649,789
4.500%, 08/01/2040 to 10/01/2041	80,472,861	87,195,429
5.000%, 09/01/2040 to 04/01/2041	42,762,452	47,395,564
5.500%, 07/01/2037 to 10/01/2039	18,177,311	20,321,399
6.000%, 11/01/2037	8,587,323	9,637,593
6.500%, 12/01/2036 to 09/01/2039	18,839,065	21,082,115
Federal National Mortgage Association
1.500%, 05/25/2018	36,840,000	36,802,313
1.600%, 01/30/2020	75,835,000	74,257,405
1.915%, 08/01/2042 (P)	905,546	929,364
2.289%, 10/01/2035 (P)	53,976,192	57,183,727
2.360%, 12/14/2022	50,000,000	47,633,150
2.404%, 04/01/2042 (P)	13,979,869	14,535,921
2.480%, 02/01/2042 (P)	10,064,305	10,475,304
2.500%, 03/27/2023	44,807,000	44,483,045
2.913%, 03/01/2044 (P)	21,006,754	21,714,412
2.918%, 01/01/2044 (P)	13,639,421	14,108,035
2.968%, 02/01/2042 (P)	5,856,372	6,078,423
3.000%, 07/01/2027 to 04/01/2043	171,172,620	168,342,922
3.250%, 07/26/2032	4,242,000	3,928,347
3.400%, 09/27/2032	21,313,000	19,810,455
3.500%, 02/01/2026 to 10/01/2043	341,980,881	354,525,020
3.902%, 02/01/2040 (P)	192,987	206,929
4.000%, 12/01/2024 to 06/01/2044	455,710,218	484,990,156

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
4.464%, 09/01/2039 (P)	$2,719,465	$2,917,122
4.500%, 01/01/2027 to 02/01/2042	400,584,554	434,360,359
5.000%, 02/01/2033 to 12/01/2041	378,275,270	420,903,514
5.500%, 02/01/2035 to 03/01/2041	80,469,031	90,172,862
6.000%, 04/01/2035 to 06/01/2040	14,478,075	16,308,289
6.500%, 07/01/2036 to 10/01/2039	59,422,661	66,713,012
Government National Mortgage Association
3.500%, 11/20/2039 (P)	5,204,373	5,410,466
4.000%, 10/15/2039 to 11/15/2041	24,883,478	26,621,668
5.000%, 08/15/2039	279,009	310,289
		3,119,728,598
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $6,102,076,324)		$6,139,411,810
CORPORATE BONDS - 35.5%
Consumer Discretionary - 2.9%
21st Century Fox America, Inc.
6.150%, 03/01/2037	3,689,000	4,429,061
6.400%, 12/15/2035	4,091,000	5,087,551
BorgWarner, Inc.
4.625%, 09/15/2020	10,971,000	11,964,369
Brinker International, Inc.
2.600%, 05/15/2018	9,248,000	9,246,863
CBS Corp.
7.875%, 07/30/2030	15,676,000	21,041,174
Delphi Corp.
5.000%, 02/15/2023	29,800,000	32,035,000
DIRECTV Holdings LLC
5.875%, 10/01/2019	26,893,000	31,274,784
Ford Motor Credit Company LLC
5.875%, 08/02/2021	57,894,000	67,942,314
8.000%, 12/15/2016	13,215,000	15,349,566
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	12,488,000	13,727,684
Myriad International Holdings BV
6.000%, 07/18/2020 (S)	6,800,000	7,497,000
Nissan Motor Acceptance Corp.
1.950%, 09/12/2017 (S)	14,118,000	14,294,419
QVC, Inc.
4.375%, 03/15/2023	12,808,000	13,003,604
5.125%, 07/02/2022	8,888,000	9,458,210
Seminole Indian Tribe of Florida, Inc.
6.535%, 10/01/2020 (S)	115,000	128,225
Sirius XM Radio, Inc.
5.250%, 08/15/2022 (S)	24,340,000	26,226,350
Time Warner Cable, Inc.
8.250%, 04/01/2019	14,849,000	18,813,119
		301,519,293
Consumer Staples - 1.2%
Beam, Inc.
1.750%, 06/15/2018	24,688,000	24,331,357
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	26,541,000	33,347,493
Pernod-Ricard SA
5.750%, 04/07/2021 (S)	14,322,000	16,457,095
Safeway, Inc.
4.750%, 12/01/2021	3,585,000	3,681,013
5.000%, 08/15/2019	23,846,000	24,974,154

17

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer Staples (continued)
The Kroger Company
6.400%, 08/15/2017	$13,196,000	$15,115,266
Wm Wrigley Jr. Company
1.400%, 10/21/2016 (S)	10,487,000	10,558,700
		128,465,078
Energy - 3.8%
Anadarko Petroleum Corp.
8.700%, 03/15/2019	14,424,000	18,580,521
Boardwalk Pipelines LP
5.500%, 02/01/2017	5,754,000	6,266,998
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	10,735,000	12,277,620
CNOOC Finance 2013, Ltd.
3.000%, 05/09/2023	15,885,000	14,990,611
Continental Resources, Inc.
5.000%, 09/15/2022	21,202,000	23,057,175
DCP Midstream LLC
9.750%, 03/15/2019 (S)	14,682,000	18,928,049
DCP Midstream Operating LP
2.500%, 12/01/2017	11,518,000	11,846,413
3.875%, 03/15/2023	6,149,000	6,222,130
Encana Corp.
3.900%, 11/15/2021	13,247,000	13,990,607
Energy Transfer Partners LP
5.200%, 02/01/2022	7,337,000	8,115,595
9.700%, 03/15/2019	10,257,000	13,442,855
Enterprise Products Operating LLC
6.500%, 01/31/2019	31,988,000	37,941,639
6.650%, 04/15/2018	6,789,000	8,002,873
Enterprise Products Operating LLC (8.375% to
08/01/2016, then 3 month LIBOR + 3.708%)
08/01/2066	8,084,000	9,099,350
Kerr-McGee Corp.
6.950%, 07/01/2024	19,011,000	24,403,641
Kinder Morgan Energy Partners LP
7.750%, 03/15/2032	4,354,000	5,645,340
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	18,450,000	18,311,625
Northwest Pipeline LLC
6.050%, 06/15/2018	22,955,000	26,280,192
ONEOK Partners LP
3.200%, 09/15/2018	9,345,000	9,749,386
Petrobras International Finance Company
5.375%, 01/27/2021	12,210,000	12,725,628
Petroleos Mexicanos
4.875%, 01/24/2022	6,426,000	6,951,647
Plains Exploration & Production Company
6.750%, 02/01/2022	27,470,000	31,212,788
6.875%, 02/15/2023	6,149,000	7,194,330
Rowan Companies, Inc.
4.875%, 06/01/2022	14,091,000	15,086,726
Suncor Energy, Inc.
6.100%, 06/01/2018	9,706,000	11,263,143
TransCanada Pipelines, Ltd. (6.350% to
05/15/2017, then 3 month LIBOR + 2.210%)
05/15/2067	22,032,000	22,940,820
		394,527,702
Financials - 18.3%
American International Group, Inc.
4.125%, 02/15/2024	9,721,000	10,226,823

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
American International Group, Inc. (8.175% to
05/15/2038, then 3 month LIBOR + 4.195%)
05/15/2058	$23,199,000	$31,956,609
Aquarius + Investments PLC (6.375% to
9-1-19, then 5 Year U.S. Swap
Rate + 5.210%)
09/01/2024	6,740,000	7,211,800
ARC Properties Operating Partnership LP
2.000%, 02/06/2017 (S)	22,465,000	22,515,996
4.600%, 02/06/2024 (S)	24,261,000	24,866,530
Assured Guaranty US Holdings, Inc.
5.000%, 07/01/2024 (L)	17,435,000	17,321,446
AXA SA
8.600%, 12/15/2030	1,926,000	2,588,063
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)	7,219,000	7,832,615
Bank of America Corp.
3.300%, 01/11/2023	10,727,000	10,551,989
5.000%, 05/13/2021	19,275,000	21,505,484
5.700%, 01/24/2022	15,600,000	18,048,638
6.875%, 04/25/2018	21,275,000	25,046,121
Barclays Bank PLC
6.050%, 12/04/2017 (S)	24,030,000	27,255,379
10.179%, 06/12/2021 (S)	16,910,000	23,390,081
BioMed Realty LP
2.625%, 05/01/2019	11,400,000	11,466,872
6.125%, 04/15/2020	3,430,000	3,953,380
BNP Paribas SA
2.375%, 09/14/2017	30,106,000	30,823,486
Boston Properties LP
3.700%, 11/15/2018	8,519,000	9,093,181
BPCE SA
1.625%, 02/10/2017	25,551,000	25,739,055
5.700%, 10/22/2023 (S)	22,089,000	24,322,419
Capital One Bank USA NA
1.300%, 06/05/2017	10,235,000	10,235,870
Capital One Financial Corp.
4.750%, 07/15/2021	15,264,000	16,973,705
Citigroup, Inc.
3.750%, 06/16/2024	13,550,000	13,579,769
3.875%, 10/25/2023	10,284,000	10,527,587
4.500%, 01/14/2022	18,598,000	20,174,329
6.125%, 08/25/2036	12,355,000	14,200,849
CNA Financial Corp.
7.250%, 11/15/2023	15,148,000	18,930,304
DDR Corp.
7.875%, 09/01/2020	3,311,000	4,188,918
Discover Bank
7.000%, 04/15/2020	10,111,000	12,143,008
8.700%, 11/18/2019	16,725,000	21,253,561
Discover Financial Services
5.200%, 04/27/2022	14,946,000	16,579,957
Doric Nimrod Air Alpha 2013-1
Pass Through Trust
5.250%, 05/30/2023 (S)	13,043,705	13,663,281
6.125%, 11/30/2019 (S)	9,454,509	9,998,144
Doric Nimrod Air Finance Alpha, Ltd. 2012-1
Class A Pass Through
5.125%, 11/30/2022 (S)	7,462,463	7,987,925
Fifth Street Finance Corp.
4.875%, 03/01/2019	12,820,000	13,368,209

18

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Fifth Third Bank
2.375%, 04/25/2019	$28,465,000	$28,830,434
First Horizon National Corp.
5.375%, 12/15/2015	14,656,000	15,503,175
General Electric Capital Corp.
0.704%, 08/15/2036 (P)	9,945,000	8,418,602
4.375%, 09/16/2020	7,815,000	8,629,526
5.550%, 05/04/2020	32,846,000	38,218,128
Genworth Holdings, Inc.
7.625%, 09/24/2021 (L)	18,081,000	22,643,469
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	17,445,000	20,194,402
HBOS PLC
6.000%, 11/01/2033 (S)	6,605,000	7,350,044
6.750%, 05/21/2018 (S)	30,909,000	35,604,046
HCP, Inc.
5.375%, 02/01/2021	9,618,000	10,935,762
5.625%, 05/01/2017	14,955,000	16,694,521
Health Care REIT, Inc.
4.125%, 04/01/2019	10,884,000	11,706,232
4.950%, 01/15/2021	5,433,000	6,032,352
6.125%, 04/15/2020	15,620,000	18,155,626
Highwoods Realty LP
5.850%, 03/15/2017	22,525,000	25,032,055
Host Hotels & Resorts LP
5.250%, 03/15/2022	13,945,000	15,366,637
5.875%, 06/15/2019	12,452,000	13,378,043
ICICI Bank, Ltd.
4.700%, 02/21/2018 (S)	11,770,000	12,447,269
5.750%, 11/16/2020 (S)	9,790,000	10,683,866
ING Bank NV
5.800%, 09/25/2023 (S)	10,180,000	11,461,784
Jefferies Group LLC
6.875%, 04/15/2021	14,823,000	17,330,014
8.500%, 07/15/2019	8,103,000	10,128,750
JPMorgan Chase & Company
4.250%, 10/15/2020	21,732,000	23,571,331
4.625%, 05/10/2021	35,540,000	39,162,948
JPMorgan Chase & Company (6.750% to
02/01/2024, then 3 month LIBOR + 3.780%)
02/01/2024 (Q)	23,315,000	25,092,769
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month LIBOR + 3.470%)
04/30/2018 (Q)	14,557,000	16,303,840
Leucadia National Corp.
5.500%, 10/18/2023	19,111,000	20,289,499
Liberty Mutual Group, Inc.
5.000%, 06/01/2021 (S)	23,937,000	26,319,043
Lincoln National Corp. (6.050% to 04/20/17,
then 3 month LIBOR + 2.040%)
04/20/2067	11,321,000	11,448,361
Macquarie Bank, Ltd.
6.625%, 04/07/2021 (S)	5,789,000	6,642,883
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)	8,853,000	10,027,457
Manufacturers & Traders Trust Company
(5.585% to 12/28/2015, then 1 month
LIBOR + 1.215%)
12/28/2020	6,808,000	7,097,095
Manufacturers & Traders Trust Company
(5.629% to 12/01/2016, then 3 month
LIBOR + 6.400%)
12/01/2021	23,290,000	24,221,600

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
MetLife, Inc.
6.400%, 12/15/2036	$9,264,000	$10,352,520
Mizuho Financial Group Cayman 3, Ltd.
4.600%, 03/27/2024 (S)	12,665,000	13,341,780
Morgan Stanley
4.100%, 05/22/2023	24,856,000	25,200,802
5.500%, 01/26/2020	19,082,000	21,837,174
5.550%, 04/27/2017	11,310,000	12,566,134
5.750%, 01/25/2021	28,821,000	33,465,792
7.300%, 05/13/2019	29,612,000	36,203,009
Nippon Life Insurance Company (5.000% to
10/18/2022, then 3 month LIBOR + 4.240%)
5.000%, 10/18/2042 (P)(S)	9,535,000	10,250,125
Nordea Bank AB
1.625%, 05/15/2018 (S)	12,600,000	12,535,186
3.125%, 03/20/2017 (S)	22,163,000	23,343,091
Omega Healthcare Investors, Inc.
4.950%, 04/01/2024 (S)	10,050,000	10,264,688
Oversea-Chinese Banking Corp., Ltd. (4.000%
to 10/15/2019, then 5 year U.S. Swap
Rate + 2.203%)
10/15/2024 (S)	5,835,000	5,935,893
Pacific LifeCorp.
6.000%, 02/10/2020 (S)	16,065,000	18,344,511
Prologis International Funding II
4.875%, 02/15/2020 (S)	5,605,000	6,070,876
Prudential Financial, Inc. (5.200% to
03/15/2024, then 3 month LIBOR + 3.040%)
5.200%, 03/15/2044 (P)	3,081,000	3,142,620
Prudential Financial, Inc. (5.875% to
09/15/2022, then 3 month LIBOR + 4.175%)
09/15/2042	19,223,000	20,880,984
Qwest Corp.
6.750%, 12/01/2021	27,024,000	31,273,389
Rabobank Nederland NV
3.875%, 02/08/2022	33,193,000	35,144,914
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	14,722,000	19,767,082
Royal Bank of Scotland Group PLC
6.400%, 10/21/2019	21,405,000	25,199,999
Santander Holdings USA, Inc.
3.450%, 08/27/2018	11,389,000	12,067,477
Sumitomo Mitsui Banking Corp.
2.450%, 01/10/2019	19,380,000	19,815,585
SunTrust Bank
7.250%, 03/15/2018	10,645,000	12,603,222
SunTrust Banks, Inc.
3.500%, 01/20/2017	12,871,000	13,625,768
Swedbank AB
2.125%, 09/29/2017 (S)	18,855,000	19,200,028
Teachers Insurance & Annuity Association of
America
6.850%, 12/16/2039 (S)	18,077,000	24,070,231
The Bear Stearns Companies LLC
7.250%, 02/01/2018	325,000	386,733
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	45,492,000	51,062,541
5.750%, 01/24/2022	6,688,000	7,735,769
6.250%, 09/01/2017	23,472,000	26,747,072
The Hanover Insurance Group, Inc.
6.375%, 06/15/2021	3,169,000	3,662,575

19

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Hartford Financial Services Group, Inc.
5.375%, 03/15/2017	$14,444,000	$15,960,996
The PNC Financial Services Group, Inc.
4.447%, 08/11/2014 (L)(P)(Q)	7,257,000	7,257,000
The PNC Financial Services Group, Inc.
(4.850% to 06/01/2023, then 3 month
LIBOR + 3.040%)
06/01/2023 (L)(Q)	8,534,000	8,203,308
UBS AG
7.625%, 08/17/2022	13,095,000	15,760,225
Union Bank NA
2.625%, 09/26/2018	26,176,000	26,909,923
Unum Group
5.625%, 09/15/2020	4,846,000	5,558,425
USB Realty Corp.
1.374%, 01/15/2017 (P)(Q)(S)	665,000	611,800
Ventas Realty LP
4.000%, 04/30/2019	9,540,000	10,248,202
4.750%, 06/01/2021	22,380,000	24,526,332
Voya Financial, Inc.
5.500%, 07/15/2022	9,346,000	10,699,058
WEA Finance LLC
6.750%, 09/02/2019 (S)	7,718,000	9,619,252
Wells Fargo & Company (5.900% to
06/15/2024, then 3 month LIBOR + 3.110%)
06/15/2024 (Q)	18,720,000	19,819,800
Wells Fargo & Company, Series K (7.980% to
03/15/2018, then 3 month LIBOR + 3.770%)
03/15/2018 (Q)	24,249,000	27,583,238
Wells Fargo Bank NA
5.850%, 02/01/2037	9,200,000	11,352,147
WR Berkley Corp.
5.375%, 09/15/2020	7,667,000	8,615,063
		1,903,265,285
Health Care - 1.5%
Aetna, Inc.
1.500%, 11/15/2017	28,445,000	28,547,829
Express Scripts Holding Company
2.650%, 02/15/2017	14,186,000	14,735,878
Medco Health Solutions, Inc.
7.125%, 03/15/2018	17,544,000	20,721,096
Mylan, Inc.
1.350%, 11/29/2016	21,081,000	21,114,160
7.875%, 07/15/2020 (S)	16,151,000	17,876,298
Quest Diagnostics, Inc.
2.700%, 04/01/2019	18,530,000	18,762,607
4.250%, 04/01/2024	10,640,000	10,828,530
WellPoint, Inc.
7.000%, 02/15/2019	18,346,000	22,127,973
		154,714,371
Industrials - 2.5%
Air Lease Corp.
3.375%, 01/15/2019	12,795,000	13,162,856
3.875%, 04/01/2021	6,320,000	6,446,400
4.750%, 03/01/2020	6,332,000	6,838,560
5.625%, 04/01/2017	5,079,000	5,567,854
America West Airlines 2000-1 Pass
Through Trust
8.057%, 07/02/2020	2,119,896	2,443,180
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 01/15/2023 (S)	11,703,029	12,668,529

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
British Airways PLC 2013-1 Class A Pass
Through Trust
4.625%, 06/20/2024 (S)	$26,103,167	$27,408,325
British Airways PLC 2013-1 Class B Pass
Through Trust
5.625%, 06/20/2020 (S)	9,170,692	9,789,714
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	5,169,114	5,556,798
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	1,978,239	2,100,494
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 02/02/2019	3,966,881	4,398,081
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	13,380,323	14,985,962
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021	2,674,445	2,895,087
Continental Airlines 2012-2 Class B Pass
Through Trust
5.500%, 10/29/2020	1,192,681	1,246,352
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	18,221,473	21,501,338
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 07/02/2018	2,535,473	2,846,068
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	7,031,545	7,752,278
Embraer Overseas, Ltd.
5.696%, 09/16/2023 (S)	8,416,000	9,100,221
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	6,624,000	7,683,840
L-3 Communications Corp.
3.950%, 05/28/2024	11,380,000	11,460,309
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 11/01/2019	60,364	69,418
Odebrecht Finance, Ltd.
7.125%, 06/26/2042 (S)	13,420,000	14,493,600
7.500%, 09/14/2015 (Q)(S)	5,620,000	5,795,625
Penske Truck Leasing Company LP
2.875%, 07/17/2018 (S)	11,979,000	12,260,590
Ryder System, Inc.
3.500%, 06/01/2017	16,089,000	17,016,933
Textron, Inc.
5.600%, 12/01/2017	7,673,000	8,625,864
7.250%, 10/01/2019	6,530,000	7,916,149
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017	7,206,291	8,251,203
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 10/01/2024	6,639,882	7,486,467
		257,768,095
Information Technology - 0.7%
Fiserv, Inc.
4.625%, 10/01/2020	21,632,000	23,577,669
Hewlett-Packard Company
3.750%, 12/01/2020	21,685,000	22,661,996

20

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Information Technology (continued)
Xerox Corp.
5.625%, 12/15/2019	$14,428,000	$16,559,852
6.750%, 02/01/2017	9,338,000	10,593,223
		73,392,740
Materials - 1.1%
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	16,796,000	18,874,505
CF Industries, Inc.
7.125%, 05/01/2020	13,101,000	16,134,537
Gerdau Trade, Inc.
4.750%, 04/15/2023 (S)	6,050,000	5,981,938
Glencore Finance Canada, Ltd.
3.600%, 01/15/2017 (S)	20,219,000	21,210,216
4.250%, 10/25/2022 (S)	8,837,000	8,945,775
Glencore Funding LLC
4.125%, 05/30/2023 (S)	15,287,000	15,345,198
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	9,309,000	10,536,224
Methanex Corp.
5.250%, 03/01/2022	14,203,000	15,695,934
MMC Norilsk Nickel OJSC
5.550%, 10/28/2020 (S)	6,335,000	6,366,675
		119,091,002
Telecommunication Services - 2.1%
American Tower Corp.
3.400%, 02/15/2019	11,952,000	12,501,900
4.700%, 03/15/2022	11,794,000	12,640,090
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)	35,845,000	39,586,788
6.113%, 01/15/2020 (S)	19,160,000	22,548,293
GTP Acquisition Partners I LLC
2.364%, 05/15/2018 (S)	14,377,000	14,137,752
SBA Tower Trust
2.933%, 12/15/2017 (S)	15,375,000	15,666,233
3.598%, 04/15/2018 (S)	10,500,000	10,559,808
5.101%, 04/17/2017 (S)	12,221,000	13,084,793
Telecom Italia Capital SA
6.999%, 06/04/2018	7,525,000	8,634,938
7.200%, 07/18/2036	8,219,000	9,102,543
Telefonica Emisiones SAU
6.421%, 06/20/2016	18,661,000	20,542,234
Verizon Communications, Inc.
3.450%, 03/15/2021	13,065,000	13,497,530
6.550%, 09/15/2043	17,369,000	21,821,908
		214,324,810
Utilities - 1.4%
Beaver Valley II Funding Corp.
9.000%, 06/01/2017	1,241,000	1,309,266
Commonwealth Edison Company
2.150%, 01/15/2019	9,743,000	9,821,704
Connecticut Light & Power Company
4.300%, 04/15/2044	7,820,000	7,963,935
Constellation Energy Group, Inc.
5.150%, 12/01/2020	11,124,000	12,535,358
Electricite de France SA (5.250% to
01/29/2023, then 10 year U.S. Swap
Rate + 3.709%)
01/29/2023 (Q)(S)	19,005,000	19,387,571
Entergy Texas, Inc.
7.125%, 02/01/2019	20,348,000	24,599,674

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month LIBOR + 2.120%)
12/01/2066	$19,032,000	$19,555,380
NextEra Energy Capital Holdings, Inc.
2.400%, 09/15/2019	9,565,000	9,615,044
NextEra Energy Capital Holdings, Inc.
(6.650% to 06/15/2017, then 3 month
LIBOR + 2.125%)
06/15/2067	5,187,000	5,297,224
Oncor Electric Delivery Company LLC
5.000%, 09/30/2017	5,788,000	6,450,489
PNPP II Funding Corp.
9.120%, 05/30/2016	316,000	328,531
Southern California Edison Company (6.250%
to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	8,100,000	8,788,500
W3A Funding Corp.
8.090%, 01/02/2017	66,205	66,187
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month LIBOR + 2.113%)
05/15/2067	16,769,000	17,313,993
		143,032,856
TOTAL CORPORATE BONDS (Cost $3,549,759,449)		$3,690,101,232
CAPITAL PREFERRED SECURITIES - 0.7%
Financials - 0.7%
Allfirst Preferred Capital Trust
1.727%, 07/15/2029 (P)	55,000	47,713
MetLife Capital Trust IV (7.875% to
12/15/2032, then 3 month LIBOR + 3.960%)
12/15/2037 (S)	3,265,000	4,056,763
MetLife Capital Trust X
9.250%, 04/08/2038 (S)	7,470,000	10,607,400
PNC Financial Services Group, Inc. (6.750%
to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	4,626,000	5,157,990
State Street Capital Trust IV
1.231%, 06/15/2037 (P)	20,483,000	17,615,380
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month LIBOR + 2.000%)
12/15/2065 (S)	26,670,000	28,736,925
ZFS Finance USA Trust V (6.500% to
05/09/2017, then 3 month LIBOR + 2.285%)
05/09/2037 (S)	7,350,000	7,864,500
		74,086,671
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $69,576,662)		$74,086,671
COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.1%
Commercial & Residential - 0.0%
Commercial Mortgage Pass Through
Certificates, Series 2013-CR13, Class C
4.915%, 12/10/2023 (P)	10,000	10,553
U.S. Government Agency - 2.1%
Federal Home Loan Mortgage Corp.
1.203%, 03/25/2024	249,735,000	22,648,892
Series 288, Class IO, 3.000%, 10/15/2027	1,544,049	183,823
Series 290, Class IO, 3.500%, 11/15/2032	1,726,556	329,262

21

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 3609, Class LI IO,
4.500%, 12/15/2024	$11,001,922	$791,401
Series 3699, Class MI IO,
4.500%, 01/15/2038	19,993,541	1,751,118
Series 3714, Class KI IO,
4.500%, 11/15/2039	13,213,446	2,308,410
Series 3738, Class IC IO,
4.000%, 08/15/2029	6,099,023	623,923
Series 3738, Class MI IO,
4.000%, 09/15/2034	12,150,184	468,401
Series 3747, Class HI IO,
4.500%, 07/15/2037	51,620,571	5,263,285
Series 3794, Class PI IO,
4.500%, 02/15/2038	13,741,618	1,541,660
Series 3830, Class NI IO,
4.500%, 01/15/2036	1,131,685	117,707
Series 3833, Class LI IO,
1.876%, 10/15/2040	71,636,269	5,049,977
Series 3927, Class IP IO,
4.500%, 06/15/2040	14,305,495	2,101,052
Series 3934, Class PI IO,
4.500%, 07/15/2041	21,164,682	3,752,574
Series 3943, Class DI IO,
4.000%, 11/15/2039	34,789,626	4,965,569
Series 3972, Class PL IO,
3.500%, 11/15/2031	9,993,936	1,481,832
Series 4030, Class BI IO,
5.000%, 01/15/2042	17,763,734	3,002,183
Series 4077, Class IK IO,
5.000%, 07/15/2042	24,100,727	4,474,515
Series 4136, Class IH IO,
3.500%, 09/15/2027	1,294,422	163,642
Series K017, Class X1 IO,
1.588%, 12/25/2021	106,500,823	8,998,148
Series K018, Class X1 IO,
1.595%, 01/25/2022	117,632,191	10,031,203
Series K021, Class X1 IO,
1.643%, 06/25/2022	24,187,108	2,308,321
Series K022, Class X1 IO,
1.428%, 07/25/2022	232,613,741	19,199,706
Series K026, Class X1 IO,
1.175%, 11/25/2022	173,752,774	12,157,655
Series K707, Class X1 IO,
1.689%, 12/25/2018	123,126,807	7,434,027
Series K709, Class X1 IO,
1.672%, 03/25/2019	97,174,250	6,081,942
Series K710, Class X1 IO,
1.911%, 05/25/2019	74,297,026	5,484,309
Series K711, Class X1 IO,
1.831%, 07/25/2019	66,837,207	4,821,569
Federal National Mortgage Association
4.000%, 12/25/2041	26,572,650	5,461,878
Series 2010-13, Class KI IO,
5.000%, 12/25/2018	4,938,457	345,652
Series 2010-45, Class AI IO,
5.000%, 02/25/2021	10,312,676	824,998
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	5,178,474	811,258
Series 2010-14, Class IA IO,
4.000%, 08/25/2027	1,408,718	21,138

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2010-68, Class CI IO,
5.000%, 11/25/2038 $	17,109,420	$2,299,840
Series 2010-93, Class AI IO,
4.000%, 08/25/2020	4,230,654	341,956
Series 2011-73, Class PI IO,
4.500%, 05/25/2041	10,610,565	1,743,382
Series 2012-118, Class IB IO,
3.500%, 11/25/2042	41,740,532	9,729,768
Series 2012-118, Class IC IO,
3.500%, 11/25/2042	40,528,192	8,398,199
Series 2012-137, Class WI IO,
3.500%, 12/25/2032	1,031,014	194,847
Series 2012-21, Class IQ IO,
4.500%, 09/25/2041	35,994,821	6,661,630
Series 366, Class 24 IO,
5.000%, 10/01/2035	4,848,224	401,171
Series 402, Class 3 IO, 4.000%, 11/25/2039	4,720,075	971,156
Series 402, Class 4 IO, 4.000%, 10/25/2039	6,436,737	1,301,910
Series 402, Class 8 IO, 4.500%, 11/25/2039	17,903,628	3,466,131
Series 407, Class 15 IO,
5.000%, 01/25/2040	14,816,113	2,992,128
Series 407, Class 21 IO,
5.000%, 01/25/2039	7,386,342	1,260,066
Series 407, Class 7 IO, 5.000%, 03/25/2041	18,485,226	3,890,027
Series 407, Class C6 IO,
5.500%, 01/25/2040	26,495,266	5,778,593
Government National Mortgage Association
Series 2009-40, Class BI IO,
4.500%, 09/20/2036	18,761,699	1,564,653
Series 2009-123, Class DI, IO,
4.500%, 07/20/2037	5,729,019	479,766
Series 2012-114, Class IO,
1.037%, 01/16/2053	56,550,559	5,007,100
Series 2013-42, Class IO,
3.500%, 03/20/2043	28,676,045	4,405,524
Series 2013-6, Class AI IO,
3.500%, 08/20/2039	63,056,368	10,750,915
		216,639,792
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $225,672,832)		$216,650,345
PREFERRED SECURITIES - 0.1%
Financials - 0.1%
The PNC Financial Services Group, Inc.
(6.125% to 05/01/2022, then
3 month LIBOR + 4.067%)	391,400	10,747,844
TOTAL PREFERRED SECURITIES (Cost $9,785,000)		$10,747,844
SECURITIES LENDING COLLATERAL - 0.2%
John Hancock Collateral
Investment Trust, 0.0995% (W)(Y)	1,907,433	19,088,440
TOTAL SECURITIES LENDING
COLLATERAL (Cost $19,088,419)		$19,088,440

22

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.8%
Repurchase Agreement - 0.8%
Barclays Tri-Party Repurchase Agreement
dated 06/30/2014 at 0.070% to be
repurchased at $83,800,163 on 07/01/2014,
collateralized by $67,300,000 Treasury
Inflation Indexed Notes, 0.125% - 2.125%
due 01/15/2023 - 02/15/2041 (valued at
$85,500,000, including interest)	$83,833,000	$83,833,000
TOTAL SHORT-TERM INVESTMENTS (Cost $83,833,000)		$83,833,000
Total Investments (Bond Trust) (Cost $10,059,791,686) - 98.6%		$10,233,919,342
Other assets and liabilities, net - 1.4%		141,240,247
TOTAL NET ASSETS - 100.0%		$10,375,159,589

Bond PS Series
	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 55.5%
U.S. Government - 27.1%
Treasury Inflation Protected Securities
0.125%, 04/15/2017 to 04/15/2018	$4,297,810	$4,442,272
U.S. Treasury Bonds
3.125%, 11/15/2041	2,915,000	2,819,353
3.625%, 02/15/2044	4,645,000	4,891,766
U.S. Treasury Notes
0.375%, 04/30/2016	4,410,000	4,408,276
1.000%, 06/30/2019	4,871,000	4,720,301
1.250%, 10/31/2018 to 11/30/2018	4,404,900	4,367,438
1.375%, 07/31/2018	2,570,000	2,573,213
1.625%, 04/30/2019	130,000	130,213
2.500%, 05/15/2024	6,130,000	6,117,550
2.625%, 04/30/2018	1,555,000	1,636,152
2.750%, 11/15/2023	12,861,000	13,173,484
		49,280,018
U.S. Government Agency - 28.4%
Federal Farm Credit Banks
0.780%, 04/03/2017	265,000	264,331
1.740%, 03/11/2020	910,000	895,132
2.350%, 03/14/2022	410,000	399,753
2.500%, 06/20/2022	282,000	276,801
2.920%, 12/13/2027	84,000	77,556
Federal Home Loan Banks
2.900%, 09/05/2025	128,571	123,638
3.170%, 10/04/2027	130,000	123,920
3.250%, 06/21/2027	175,758	171,685
Federal Home Loan Mortgage Corp.
1.250%, 03/13/2018	789,000	783,470
1.750%, 05/30/2019	439,000	440,580
2.641%, 01/01/2044 (P)	1,172,761	1,208,646
2.645%, 11/01/2041 (P)	204,088	212,806
2.693%, 05/01/2044 (P)	361,453	372,703
3.000%, 03/01/2043	309,820	307,073
3.036%, 03/01/2044 (P)	338,360	350,594
3.500%, 02/01/2026 to 09/01/2043	3,554,748	3,664,463
4.000%, 11/01/2041 to 11/01/2043	1,391,837	1,474,600
4.500%, 10/01/2040 to 08/01/2041	2,611,770	2,842,763
5.000%, 04/01/2041	157,694	174,793
5.500%, 07/01/2037 to 10/01/2039	1,800,547	2,013,751

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
6.500%, 12/01/2036 to 09/01/2039	$268,320	$300,665
Federal National Mortgage Association
1.500%, 05/25/2018	425,000	424,565
1.600%, 01/30/2020	1,080,000	1,057,533
1.915%, 08/01/2042 (P)	538,241	552,398
2.480%, 02/01/2042 (P)	125,677	130,809
2.500%, 03/27/2023	703,000	697,917
2.913%, 03/01/2044 (P)	296,912	306,914
2.918%, 01/01/2044 (P)	176,269	182,325
2.968%, 02/01/2042 (P)	87,079	90,381
3.000%, 07/01/2027 to 04/01/2043	3,825,244	3,776,783
3.250%, 07/26/2032	75,000	69,455
3.400%, 09/27/2032	480,000	446,160
3.500%, 11/01/2025 to 04/01/2043	3,040,573	3,181,716
3.902%, 02/01/2040 (P)	114,708	122,995
4.000%, 02/01/2026 to 11/01/2043	7,981,428	8,488,910
4.500%, 09/01/2039 to 02/01/2042	4,800,167	5,205,854
5.000%, 04/01/2035 to 02/01/2042	7,794,026	8,662,216
5.500%, 02/01/2035 to 01/01/2039	620,880	695,684
6.000%, 01/01/2037 to 06/01/2040	739,731	833,683
6.500%, 10/01/2037 to 11/01/2037	187,707	210,350
Government National Mortgage Association
4.000%, 05/15/2041	160,255	171,197
		51,787,568
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $100,264,422)		$101,067,586
CORPORATE BONDS - 36.0%
Consumer Discretionary - 2.8%
21st Century Fox America, Inc.
6.150%, 03/01/2037	66,000	79,240
6.400%, 12/15/2035	34,000	42,282
BorgWarner, Inc.
4.625%, 09/15/2020	99,000	107,964
Brinker International, Inc.
2.600%, 05/15/2018	105,000	104,980
CBS Corp.
7.875%, 07/30/2030	457,000	613,410
Delphi Corp.
5.000%, 02/15/2023	520,000	559,000
DIRECTV Holdings LLC
5.875%, 10/01/2019	382,000	444,241
Ford Motor Credit Company LLC
5.875%, 08/02/2021	1,025,000	1,202,903
8.000%, 12/15/2016	200,000	232,305
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	143,000	157,196
Nissan Motor Acceptance Corp.
1.950%, 09/12/2017 (S)	252,000	255,149
QVC, Inc.
4.375%, 03/15/2023	97,000	98,481
5.125%, 07/02/2022	172,000	183,035
Sirius XM Radio, Inc.
5.250%, 08/15/2022 (S)	565,000	608,788
Time Warner Cable, Inc.
8.250%, 04/01/2019	256,000	324,342
		5,013,316
Consumer Staples - 1.2%
Beam, Inc.
1.750%, 06/15/2018	312,000	307,493

23

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer Staples (continued)
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	$422,000	$530,223
Pernod-Ricard SA
5.750%, 04/07/2021 (S)	310,000	356,214
Safeway, Inc.
4.750%, 12/01/2021	40,000	41,071
5.000%, 08/15/2019	269,000	281,726
The Kroger Company
6.400%, 08/15/2017	409,000	468,486
Wm Wrigley Jr. Company
1.400%, 10/21/2016 (S)	133,000	133,909
		2,119,122
Energy - 4.1%
Anadarko Petroleum Corp.
8.700%, 03/15/2019	251,000	323,330
Boardwalk Pipelines LP
5.500%, 02/01/2017	66,000	71,884
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	150,000	171,555
CNOOC Finance 2013, Ltd.
3.000%, 05/09/2023	280,000	264,235
Continental Resources, Inc.
5.000%, 09/15/2022	528,000	574,200
DCP Midstream LLC
9.750%, 03/15/2019 (S)	243,000	313,276
DCP Midstream Operating LP
2.500%, 12/01/2017	197,000	202,617
3.875%, 03/15/2023	71,000	71,844
Encana Corp.
3.900%, 11/15/2021	291,000	307,335
Energy Transfer Partners LP
5.200%, 02/01/2022	153,000	169,236
9.700%, 03/15/2019	103,000	134,992
Enterprise Products Operating LLC
6.500%, 01/31/2019	557,000	660,669
6.650%, 04/15/2018	56,000	66,013
Enterprise Products Operating LLC (8.375% to
08/01/2016, then 3 month LIBOR + 3.708%)
08/01/2066	71,000	79,918
Kerr-McGee Corp.
6.950%, 07/01/2024	334,000	428,742
Kinder Morgan Energy Partners LP
7.750%, 03/15/2032	101,000	130,955
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	330,000	327,525
Northwest Pipeline LLC
6.050%, 06/15/2018	399,000	456,798
ONEOK Partners LP
3.200%, 09/15/2018	335,000	349,496
Petrobras International Finance Company
5.375%, 01/27/2021	275,000	286,613
Petrohawk Energy Corp.
6.250%, 06/01/2019	216,000	233,280
Petroleos Mexicanos
4.875%, 01/24/2022	224,000	242,323
Plains Exploration & Production Company
6.750%, 02/01/2022	646,000	734,018
6.875%, 02/15/2023	121,000	141,570
Rowan Companies, Inc.
4.875%, 06/01/2022	187,000	200,214
Suncor Energy, Inc.
6.100%, 06/01/2018	299,000	346,969

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
TransCanada PipeLines, Ltd. (6.350% to
05/15/2017, then 3 month LIBOR + 2.210%)
05/15/2067	$233,000	$242,611
		7,532,218
Financials - 18.9%
American International Group, Inc.
4.125%, 02/15/2024	174,000	183,054
American International Group, Inc. (8.175% to
05/15/2038, then 3 month LIBOR + 4.195%)
05/15/2058	419,000	577,173
ARC Properties Operating Partnership LP
2.000%, 02/06/2017 (S)	400,000	400,908
4.600%, 02/06/2024 (S)	424,000	434,583
Assured Guaranty US Holdings, Inc.
5.000%, 07/01/2024	300,000	298,046
AXA SA
8.600%, 12/15/2030	94,000	126,313
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)	131,000	142,135
Bank of America Corp.
3.300%, 01/11/2023	243,000	239,035
5.000%, 05/13/2021	345,000	384,923
5.700%, 01/24/2022	280,000	323,950
6.875%, 04/25/2018	371,000	436,762
Barclays Bank PLC
6.050%, 12/04/2017 (S)	420,000	476,374
10.179%, 06/12/2021 (S)	305,000	421,879
BioMed Realty LP
2.625%, 05/01/2019	260,000	261,525
6.125%, 04/15/2020	20,000	23,052
BNP Paribas SA
2.375%, 09/14/2017	535,000	547,750
Boston Properties LP
3.700%, 11/15/2018	70,000	74,718
BPCE SA
1.625%, 02/10/2017	454,000	457,341
5.700%, 10/22/2023 (S)	356,000	391,995
Capital One Bank USA NA
1.300%, 06/05/2017	205,000	205,017
Capital One Financial Corp.
4.750%, 07/15/2021	275,000	305,802
Citigroup, Inc.
3.750%, 06/16/2024	245,000	245,538
3.875%, 10/25/2023	236,000	241,590
4.500%, 01/14/2022	332,000	360,140
6.125%, 08/25/2036	330,000	379,302
CNA Financial Corp.
7.250%, 11/15/2023	155,000	193,702
DDR Corp.
7.875%, 09/01/2020	34,000	43,015
Discover Bank
7.000%, 04/15/2020	250,000	300,243
8.700%, 11/18/2019	250,000	317,692
Discover Financial Services
5.200%, 04/27/2022	289,000	320,595
Doric Nimrod Air Alpha 2013-1
Pass Through Trust
5.250%, 05/30/2023 (S)	277,526	290,708
6.125%, 11/30/2019 (S)	185,656	196,331
Doric Nimrod Air Finance Alpha, Ltd. 2012-1
Class A Pass Through
5.125%, 11/30/2022 (S)	190,415	203,823

24

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Fifth Third Bank
2.375%, 04/25/2019	$665,000	$673,537
First Horizon National Corp.
5.375%, 12/15/2015	166,000	175,595
General Electric Capital Corp.
4.375%, 09/16/2020	165,000	182,197
5.550%, 05/04/2020	706,000	821,470
Genworth Holdings, Inc.
7.625%, 09/24/2021	285,000	356,915
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	255,000	295,189
HBOS PLC
6.000%, 11/01/2033 (S)	125,000	139,100
6.750%, 05/21/2018 (S)	554,000	638,152
HCP, Inc.
5.375%, 02/01/2021	157,000	178,511
5.625%, 05/01/2017	170,000	189,774
Health Care REIT, Inc.
4.125%, 04/01/2019	196,000	210,807
4.950%, 01/15/2021	42,000	46,633
6.125%, 04/15/2020	215,000	249,901
Highwoods Realty LP
5.850%, 03/15/2017	325,000	361,173
Host Hotels & Resorts LP
5.250%, 03/15/2022	245,000	269,977
5.875%, 06/15/2019	227,000	243,882
ICICI Bank, Ltd.
4.700%, 02/21/2018 (S)	220,000	232,659
5.750%, 11/16/2020 (S)	100,000	109,130
ING Bank NV
5.800%, 09/25/2023 (S)	200,000	225,182
Jefferies Group LLC
6.875%, 04/15/2021	502,000	586,903
8.500%, 07/15/2019	287,000	358,750
JPMorgan Chase & Company
4.250%, 10/15/2020	653,000	708,268
4.625%, 05/10/2021	730,000	804,416
JPMorgan Chase & Company (6.750% to
02/01/2024, then 3 month LIBOR + 3.780%)
02/01/2024 (Q)	530,000	570,413
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month LIBOR + 3.470%)
04/30/2018 (Q)	258,000	288,960
Leucadia National Corp.
5.500%, 10/18/2023	339,000	359,905
Liberty Mutual Group, Inc.
5.000%, 06/01/2021 (S)	287,000	315,560
Lincoln National Corp. (6.050% to
04/20/2017, then 3 month LIBOR + 2.040%)
04/20/2067	349,000	352,926
Macquarie Bank, Ltd.
6.625%, 04/07/2021 (S)	206,000	236,385
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)	212,000	240,124
Manufacturers & Traders Trust Company
(5.585% to 12-28-15, then 1 month
LIBOR + 1.215%)
12/28/2020 (P)	248,000	258,531
Manufacturers & Traders Trust Company
(5.629% to 12/01/2016, then 3 month
LIBOR + 6.400%)
12/01/2021	320,000	332,800

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
MetLife, Inc.
6.400%, 12/15/2036	$181,000	$202,268
Mizuho Financial Group Cayman 3, Ltd.
4.600%, 03/27/2024 (S)	285,000	300,230
Morgan Stanley
4.100%, 05/22/2023	474,000	480,575
5.500%, 01/26/2020	358,000	409,690
5.550%, 04/27/2017	310,000	344,430
5.750%, 01/25/2021	509,000	591,030
7.300%, 05/13/2019	518,000	633,296
Nordea Bank AB
1.625%, 05/15/2018 (S)	360,000	358,148
3.125%, 03/20/2017 (S)	317,000	333,879
Omega Healthcare Investors, Inc.
4.950%, 04/01/2024 (S)	225,000	229,806
Pacific LifeCorp.
6.000%, 02/10/2020 (S)	323,000	368,831
Prudential Financial, Inc. (5.200% to
03/15/2024, then 3 month LIBOR + 3.040%)
5.200%, 03/15/2044 (P)	34,000	34,680
Prudential Financial, Inc. (5.875% to
09/01/2022, then 3 month LIBOR + 4.175%)
09/15/2042	447,000	485,554
Qwest Corp.
6.750%, 12/01/2021	506,000	585,566
Rabobank Nederland NV
3.875%, 02/08/2022	577,000	610,930
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	445,000	597,497
Royal Bank of Scotland Group PLC
6.400%, 10/21/2019	384,000	452,081
Santander Holdings USA, Inc.
3.450%, 08/27/2018	176,000	186,485
Sumitomo Mitsui Banking Corp.
2.450%, 01/10/2019	315,000	322,080
SunTrust Banks, Inc.
3.500%, 01/20/2017	217,000	229,725
7.250%, 03/15/2018	290,000	343,348
Swedbank AB
2.125%, 09/29/2017 (S)	465,000	473,509
Teachers Insurance & Annuity Association of
America
6.850%, 12/16/2039 (S)	248,000	330,222
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	798,000	895,716
5.750%, 01/24/2022	36,000	41,640
6.250%, 09/01/2017	414,000	471,766
The Hanover Insurance Group, Inc.
6.375%, 06/15/2021	6,000	6,935
The Hartford Financial Services Group, Inc.
5.375%, 03/15/2017	196,000	216,585
The PNC Financial Services Group, Inc.
4.447%, 08/11/2014 (P)(Q)	83,000	83,000
The PNC Financial Services Group, Inc.
(4.850% to 06/012023, then 3 month
LIBOR + 3.040%)
06/01/2023 (Q)	96,000	92,280
Union Bank NA
2.625%, 09/26/2018	459,000	471,869
Unum Group
5.625%, 09/15/2020	51,000	58,498

25

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Ventas Realty LP
4.000%, 04/30/2019	$125,000	$134,279
4.750%, 06/01/2021	553,000	606,035
Voya Financial, Inc.
5.500%, 07/15/2022	99,000	113,333
WEA Finance LLC
6.750%, 09/02/2019 (S)	142,000	176,980
Wells Fargo & Company (5.900% to
06/15/2024, then 3 month LIBOR + 3.110%)
06/15/2024 (Q)	435,000	460,556
Wells Fargo & Company, Series K (7.980% to
03/15/2018, then 3 month LIBOR + 3.770%)
03/15/2018 (Q)	424,000	482,300
Wells Fargo Bank NA
5.850%, 02/01/2037	250,000	308,482
WR Berkley Corp.
5.375%, 09/15/2020	83,000	93,263
		34,436,116
Health Care - 1.6%
Aetna, Inc.
1.500%, 11/15/2017	510,000	511,844
Express Scripts Holding Company
2.650%, 02/15/2017	244,000	253,458
Medco Health Solutions, Inc.
7.125%, 03/15/2018	306,000	361,414
Mylan, Inc.
1.350%, 11/29/2016	364,000	364,573
7.875%, 07/15/2020 (S)	524,000	579,975
Quest Diagnostics, Inc.
2.700%, 04/01/2019	280,000	283,515
4.250%, 04/01/2024	240,000	244,253
WellPoint, Inc.
7.000%, 02/15/2019	304,000	366,669
		2,965,701
Industrials - 2.3%
Air Lease Corp.
3.375%, 01/15/2019	230,000	236,613
3.875%, 04/01/2021	135,000	137,700
4.750%, 03/01/2020	73,000	78,840
5.625%, 04/01/2017	56,000	61,390
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 01/15/2023 (S)	194,080	210,092
British Airways PLC 2013-1 Class A Pass
Through Trust
4.625%, 06/20/2024 (S)	335,381	352,150
British Airways PLC 2013-1 Class B Pass
Through Trust
5.625%, 06/20/2020 (S)	118,479	126,477
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	26,838	28,850
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 02/02/2019	41,840	46,388
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	204,788	229,363
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021	10,326	11,178

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Continental Airlines 2012-2 Class B Pass
Through Trust
5.500%, 10/29/2020	$709,522	$741,450
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	286,266	337,794
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 07/02/2018	19,903	22,341
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	59,907	66,048
Embraer Overseas, Ltd.
5.696%, 09/16/2023 (S)	187,000	202,203
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	96,000	111,360
L-3 Communications Corp.
3.950%, 05/28/2024	265,000	266,870
Odebrecht Finance, Ltd.
7.125%, 06/26/2042 (S)	200,000	216,000
Penske Truck Leasing Company LP
2.875%, 07/17/2018 (S)	226,000	231,313
Ryder System, Inc.
3.500%, 06/01/2017	183,000	193,555
Textron, Inc.
5.600%, 12/01/2017	56,000	62,954
7.250%, 10/01/2019	55,000	66,675
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017	122,599	140,376
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 10/01/2024	35,230	39,722
		4,217,702
Information Technology - 0.7%
Fiserv, Inc.
4.625%, 10/01/2020	248,000	270,306
Hewlett-Packard Company
3.750%, 12/01/2020	385,000	402,346
Xerox Corp.
5.625%, 12/15/2019	307,000	352,362
6.750%, 02/01/2017	176,000	199,658
		1,224,672
Materials - 1.3%
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	294,000	330,383
CF Industries, Inc.
7.125%, 05/01/2020	254,000	312,814
Gerdau Trade, Inc.
4.750%, 04/15/2023 (S)	200,000	197,750
Glencore Finance Canada, Ltd.
3.600%, 01/15/2017 (S)	361,000	378,698
4.250%, 10/25/2022 (S)	238,000	240,930
Glencore Funding LLC
4.125%, 05/30/2023 (S)	368,000	369,401
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	151,000	170,907
Methanex Corp.
5.250%, 03/01/2022	107,000	118,247
MMC Norilsk Nickel OJSC
5.550%, 10/28/2020 (S)	210,000	211,050
		2,330,180

26

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Telecommunication Services - 1.9%
American Tower Corp.
3.400%, 02/15/2019	$163,000	$170,499
4.700%, 03/15/2022	201,000	215,420
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)	474,000	523,480
6.113%, 01/15/2020 (S)	217,000	255,375
GTP Acquisition Partners I LLC
2.364%, 05/15/2018 (S)	163,000	160,288
SBA Tower Trust
2.933%, 12/15/2017 (S)	255,000	259,830
3.598%, 04/15/2018 (S)	120,000	120,684
5.101%, 04/17/2017 (S)	142,000	152,037
Telecom Italia Capital SA
6.999%, 06/04/2018	105,000	120,488
7.200%, 07/18/2036	56,000	62,020
Telefonica Emisiones SAU
6.421%, 06/20/2016	529,000	582,329
Verizon Communications, Inc.
3.450%, 03/15/2021	280,000	289,270
6.550%, 09/15/2043	386,000	484,959
		3,396,679
Utilities - 1.2%
Commonwealth Edison Company
2.150%, 01/15/2019	187,000	188,511
Connecticut Light & Power Company
4.300%, 04/15/2044	180,000	183,313
Constellation Energy Group, Inc.
5.150%, 12/01/2020	96,000	108,180
Electricite de France SA (5.250% to
01/29/2023, then 10 Year Swap
Rate + 3.709%)
01/29/2023 (Q)(S)	315,000	321,341
Entergy Texas, Inc.
7.125%, 02/01/2019	302,000	365,102
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month LIBOR + 2.120%)
12/01/2066	198,000	203,445
NextEra Energy Capital Holdings, Inc.
2.400%, 09/15/2019	195,000	196,020
NextEra Energy Capital Holdings, Inc.
(6.650% to 06/15/2017, then 3 month
LIBOR + 2.125%)
06/15/2067	58,000	59,233
Oncor Electric Delivery Company LLC
5.000%, 09/30/2017	112,000	124,819
PNPP II Funding Corp.
9.120%, 05/30/2016	13,000	13,516
Southern California Edison Company (6.250%
to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	185,000	200,725
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month LIBOR + 2.113%)
05/15/2067	261,000	269,483
		2,233,688
TOTAL CORPORATE BONDS (Cost $64,053,516)		$65,469,394
CAPITAL PREFERRED SECURITIES - 0.8%
Financials - 0.8%
MetLife Capital Trust X
9.250%, 04/08/2038 (S)	265,000	376,300

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value
CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
State Street Capital Trust IV
1.231%, 06/15/2037 (P)	$332,000	$285,520
The PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	109,000	121,535
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month LIBOR + 2.000%)
12/15/2065 (S)	575,000	619,563
		1,402,918
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $1,327,735)		$1,402,918
COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.5%
U.S. Government Agency - 1.5%
Federal Home Loan Mortgage Corp.
1.203%, 03/25/2024	4,520,000	409,926
Series K022, Class X1 IO,
1.428%, 07/25/2022	4,443,657	366,775
Series K017, Class X1 IO,
1.588%, 12/25/2021	1,921,018	162,305
Series K018, Class X1 IO,
1.595%, 01/25/2022	809,630	69,042
Series K021, Class X1 IO,
1.643%, 06/25/2022	247,179	23,590
Series K709, Class X1 IO,
1.672%, 03/25/2019	793,441	49,660
Series K707, Class X1 IO,
1.689%, 12/25/2018	508,626	30,709
Series K711, Class X1 IO,
1.831%, 07/25/2019	1,422,507	102,618
Series K710, Class X1 IO,
1.911%, 05/25/2019	648,730	47,887
Series 288, Class IO, 3.000%, 10/15/2027	917,755	109,261
Series 4136, Class IH IO,
3.500%, 09/15/2027	769,381	97,266
Series 3972, Class PL IO,
3.500%, 11/15/2031	653,523	96,900
Series 290, Class IO, 3.500%, 11/15/2032	1,026,233	195,707
Series 3943, Class DI IO,
4.000%, 11/15/2039	549,888	78,486
Series 3830, Class NI IO,
4.500%, 01/15/2036	672,653	69,963
Series 3927, Class IP IO,
4.500%, 06/15/2040	251,175	36,890
Series 3934, Class PI IO,
4.500%, 07/15/2041	270,360	47,936
Series 4030, Class BI IO,
5.000%, 01/15/2042	133,494	22,561
Series 4077, Class IK IO,
5.000%, 07/15/2042	241,786	44,890
Federal National Mortgage Association
Series 2012-137, Class WI IO,
3.500%, 12/25/2032	612,816	115,814
Series 2012-118, Class IC IO,
3.500%, 11/25/2042	509,965	105,674
Series 2012-118, Class IB IO,
3.500%, 11/25/2042	420,014	97,906
Series 2010-93, Class AI IO,
4.000%, 08/25/2020	46,902	3,791
Series 2011-73, Class PL IO,
4.500%, 05/25/2041	249,865	41,054

27

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2012-21, Class IQ IO,
4.500%, 09/25/2041	$279,957	$51,812
Series 407, Class C6 IO,
5.500%, 01/25/2040	420,471	91,704
Government National Mortgage Association
Series 2012-114, Class IO,
1.037%, 01/16/2053	584,794	51,779
Series 2013-6, Class AI IO,
3.500%, 08/20/2039	683,792	116,584
Series 2013-42, Class IO,
3.500%, 03/20/2043	322,785	49,590
		2,788,080
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $2,681,019)		$2,788,080
SHORT-TERM INVESTMENTS - 12.0%
Repurchase Agreement - 12.0%
Barclays Tri-Party Repurchase Agreement
dated 06/30/2014 at 0.070% to be
repurchased at $10,800,021 on 07/01/2014,
collateralized by $8,434,900 Treasury
Inflation Indexed Bonds, 1.750% due
01/15/2028 (valued at $11,000,000,
including interest)	10,829,000	10,829,000
Repurchase Agreement with State Street Corp.
dated 06/30/2014 at 0.000% to be
repurchased at $10,981,000 on 07/01/2014,
collateralized by $11,025,000 U.S. Treasury
Notes, 2.250% due 03/31/2021 (valued at
$11,204,156, including interest)	10,981,000	10,981,000
		21,810,000
TOTAL SHORT-TERM INVESTMENTS (Cost $21,810,000)		$21,810,000
Total Investments (Bond PS Series)
(Cost $190,136,692) - 105.8%		$192,537,978
Other assets and liabilities, net - (5.8%)		(10,510,775)
TOTAL NET ASSETS - 100.0%		$182,027,203

Core Bond Trust
	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 51.5%
U.S. Government - 22.0%
U.S. Treasury Bonds
3.375%, 05/15/2044	$1,443,000	$1,449,765
3.625%, 02/15/2044	19,218,000	20,238,956
4.500%, 08/15/2039	768,000	934,320
U.S. Treasury Notes
0.375%, 05/31/2016 to 06/30/2016	37,582,000	37,574,451
0.625%, 10/15/2016 to 09/30/2017	22,959,000	22,884,373
0.750%, 03/15/2017	8,510,000	8,508,672
0.875%, 04/15/2017 to 06/15/2017	59,180,000	59,220,709
1.500%, 05/31/2019 (L)	26,615,000	26,475,697
1.625%, 04/30/2019 to 06/30/2019	13,157,000	13,151,169

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
2.000%, 05/31/2021	$1,793,000	$1,779,133
2.125%, 06/30/2021	663,000	662,689
2.500%, 05/15/2024	12,836,000	12,809,930
3.125%, 04/30/2017	8,666,000	9,224,550
		214,914,414
U.S. Government Agency - 29.5%
Federal Home Loan Mortgage Corp.
2.500%, 03/01/2028	2,388,905	2,432,764
2.684%, 11/01/2042 (P)	1,761,040	1,785,120
2.709%, 07/01/2042 (P)	81,155	82,493
2.949%, 11/01/2043 (P)	3,016,463	3,080,256
2.950%, 01/01/2044 (P)	1,433,530	1,462,593
2.985%, 10/01/2043 (P)	1,946,304	1,990,494
3.033%, 11/01/2043 (P)	1,973,800	2,023,688
3.034%, 02/01/2044 (P)	2,231,690	2,311,201
3.086%, 04/01/2044 (P)	1,674,256	1,735,676
3.128%, 03/01/2044 (P)	837,872	869,752
3.169%, 02/01/2042 (P)	3,208,275	3,331,901
3.236%, 06/01/2044 (P)	1,959,000	2,018,711
3.421%, 04/01/2044 (P)	934,635	969,536
3.500%, 03/01/2033 to 08/01/2043	21,810,714	22,363,594
4.000%, 03/01/2029 to 04/01/2034	6,123,739	6,566,751
4.500%, 06/01/2042 to 09/01/2042	5,074,259	5,549,626
5.000%, 08/01/2039 to 08/01/2041	13,435,254	14,985,198
6.000%, 03/01/2034 to 03/01/2036	1,788,627	2,021,609
Federal National Mortgage Association
2.500%, TBA (C)	7,800,000	7,830,957
2.500%, 11/01/2026 to 12/01/2027	6,779,764	6,906,279
2.526%, 02/01/2044 (P)	1,764,849	1,818,388
2.556%, 05/01/2043 (P)	1,183,705	1,192,972
2.779%, 01/01/2044 (P)	1,976,109	2,038,031
2.934%, 04/01/2044 (P)	1,395,643	1,442,368
2.939%, 02/01/2044 (P)	87,000	90,008
2.940%, 03/01/2044 (P)	2,181,503	2,259,148
2.961%, 03/01/2044 (P)	1,865,768	1,930,430
2.978%, 01/01/2044 (P)	1,073,761	1,099,212
3.000%, TBA (C)	30,100,000	30,058,498
3.000%, 12/01/2037 to 02/01/2043	13,641,187	13,409,396
3.002%, 05/01/2044 (P)	2,357,660	2,440,018
3.003%, 12/01/2043 (P)	2,586,586	2,683,369
3.010%, 12/01/2043 (P)	1,991,011	2,067,741
3.086%, 07/01/2044 (P)	4,031,000	4,188,511
3.188%, 07/01/2044 (P)	1,797,000	1,851,121
3.237%, 04/01/2044 (P)	9,778,228	10,105,067
3.500%, TBA (C)	1,700,000	1,755,383
3.500%, 07/01/2032 to 08/01/2042	4,291,510	4,421,670
4.000%, TBA (C)	2,300,000	2,431,441
4.000%, 05/01/2025 to 07/01/2034	36,825,009	39,520,749
4.500%, TBA (C)	8,100,000	8,745,785
4.500%, 05/01/2034	1,478,533	1,620,782
5.000%, 03/01/2041 to 08/01/2041	1,386,652	1,561,157
5.500%, 09/01/2034 to 04/01/2040	4,163,453	4,680,648
6.000%, 08/01/2034 to 07/01/2037	6,213,295	7,031,932
6.500%, 10/01/2036	1,456,223	1,639,880
Government National Mortgage Association
3.500%, TBA (C)	15,100,000	15,699,861
4.000%, TBA (C)	14,200,000	15,143,525

28

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
4.500%, TBA (C)	$12,700,000	$13,829,109
		287,074,399
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $500,834,441)		$501,988,813
FOREIGN GOVERNMENT
OBLIGATIONS - 1.9%
Canada - 0.1%
Province of Manitoba
3.050%, 05/14/2024	830,000	835,314
Japan - 0.3%
Japan Bank for International Cooperation
1.750%, 07/31/2018	2,240,000	2,257,976
3.375%, 07/31/2023	655,000	686,424
		2,944,400
Jordan - 0.2%
Hashemite Kingdom Of Jordan Government
AID Bond
1.945%, 06/23/2019	2,361,000	2,365,093
Mexico - 0.3%
Government of Mexico
5.750%, 10/12/2110	2,881,000	3,056,741
Poland - 0.2%
Republic of Poland, Bond
4.000%, 01/22/2024	1,508,000	1,564,550
Slovakia - 0.2%
Republic of Slovakia
4.375%, 05/21/2022 (S)	2,290,000	2,443,430
Slovenia - 0.5%
Republic of Slovenia
5.250%, 02/18/2024 (S)	1,800,000	1,935,000
5.500%, 10/26/2022 (S)	1,419,000	1,553,805
5.850%, 05/10/2023 (S)	845,000	948,513
		4,437,318
Ukraine - 0.1%
Republic of Ukraine
1.844%, 05/16/2019	597,000	596,327
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $17,902,843)		$18,243,173
CORPORATE BONDS - 28.7%
Consumer Discretionary - 3.0%
Daimler Finance North America LLC
1.875%, 09/15/2014 to 01/11/2018 (S)	4,095,000	4,117,940
2.375%, 08/01/2018 (S)	1,340,000	1,372,413
DIRECTV Holdings LLC
3.800%, 03/15/2022	1,020,000	1,052,763
4.450%, 04/01/2024	1,805,000	1,914,311
Ford Motor Credit Company LLC
4.375%, 08/06/2023	475,000	506,991
General Motors Company
3.500%, 10/02/2018 (S)	1,290,000	1,319,025
4.875%, 10/02/2023 (S)	840,000	884,100
Grupo Televisa SAB
5.000%, 05/13/2045	530,000	531,055

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Johnson Controls Inc
4.625%, 07/02/2044	$840,000	$839,141
4.950%, 07/02/2064	310,000	312,220
LVMH Moet Hennessy Louis Vuitton SA
1.625%, 06/29/2017 (S)	1,700,000	1,718,299
The TJX Companies, Inc.
2.750%, 06/15/2021	1,895,000	1,895,023
Thomson Reuters Corp.
5.650%, 11/23/2043	235,000	258,728
Toyota Motor Credit Corp.
1.125%, 05/16/2017	2,210,000	2,213,611
2.100%, 01/17/2019	855,000	862,464
2.750%, 05/17/2021	1,385,000	1,395,045
Viacom, Inc.
5.250%, 04/01/2044	1,430,000	1,508,107
Volkswagen Group of America Finance LLC
1.250%, 05/23/2017 (S)	2,460,000	2,461,360
2.125%, 05/23/2019 (S)	980,000	980,538
Volkswagen International Finance NV
1.125%, 11/18/2016 (S)	2,210,000	2,217,594
Yum! Brands, Inc.
5.350%, 11/01/2043	675,000	736,949
		29,097,677
Consumer Staples - 1.4%
Altria Group, Inc. 5.375%, 01/31/2044	725,000	792,741
Anheuser-Busch InBev Finance, Inc.
2.150%, 02/01/2019	1,605,000	1,616,293
2.625%, 01/17/2023	800,000	767,995
Anheuser-Busch InBev Worldwide, Inc.
7.750%, 01/15/2019	1,255,000	1,550,270
PepsiCo, Inc. 2.250%, 01/07/2019	1,740,000	1,774,483
Pernod-Ricard SA 5.750%, 04/07/2021 (S)	1,423,000	1,635,138
Tyson Foods, Inc. 4.500%, 06/15/2022	1,070,000	1,121,571
Wal-Mart Stores, Inc. 4.300%, 04/22/2044	345,000	347,799
WM Wrigley Jr. Company
2.000%, 10/20/2017 (S)	710,000	720,295
2.400%, 10/21/2018 (S)	1,030,000	1,046,043
2.900%, 10/21/2019 (S)	1,173,000	1,202,591
3.375%, 10/21/2020 (S)	1,200,000	1,242,187
		13,817,406
Energy - 4.2%
Access Midstream Partners LP
4.875%, 05/15/2023	930,000	979,988
Canadian Oil Sands, Ltd.
6.000%, 04/01/2042 (S)	585,000	674,062
Cimarex Energy Company
4.375%, 06/01/2024	1,105,000	1,127,100
CNOOC Nexen Finance 2014 ULC
1.625%, 04/30/2017	1,635,000	1,638,955
4.875%, 04/30/2044	475,000	479,005
Continental Resources, Inc.
4.500%, 04/15/2023	1,295,000	1,382,593
DCP Midstream Operating LP
2.700%, 04/01/2019	1,805,000	1,828,061
5.600%, 04/01/2044	519,000	572,385
Diamond Offshore Drilling, Inc.
4.875%, 11/01/2043	840,000	845,664
Ecopetrol SA
5.875%, 05/28/2045	500,000	518,000
7.375%, 09/18/2043	485,000	598,102

29

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
El Paso Pipeline Partners
Operating Company LLC
4.100%, 11/15/2015	$1,125,000	$1,170,291
4.300%, 05/01/2024	1,105,000	1,114,194
Energy Transfer Partners LP
5.950%, 10/01/2043	445,000	503,076
Kerr-McGee Corp.
6.950%, 07/01/2024	1,050,000	1,347,842
Kinder Morgan Energy Partners LP
4.150%, 02/01/2024	785,000	795,736
5.000%, 03/01/2043	435,000	430,979
5.500%, 03/01/2044	560,000	590,159
Newfield Exploration Company
5.625%, 07/01/2024	370,000	406,075
ONEOK Partners LP
2.000%, 10/01/2017	1,535,000	1,555,690
Petrobras Global Finance BV
3.000%, 01/15/2019	1,310,000	1,285,962
4.875%, 03/17/2020	1,060,000	1,088,726
6.250%, 03/17/2024	380,000	404,472
Petroleos Mexicanos
2.247%, 07/18/2018 (P)	900,000	934,362
5.500%, 06/27/2044	1,295,000	1,348,095
6.375%, 01/23/2045 (S)	1,885,000	2,188,956
Rowan Companies, Inc.
5.400%, 12/01/2042	567,000	564,441
Southeast Supply Header LLC
4.250%, 06/15/2024 (S)	1,165,000	1,185,125
Statoil ASA
2.900%, 11/08/2020	1,040,000	1,069,021
Sunoco Logistics Partners Operations LP
5.300%, 04/01/2044	535,000	561,944
Talisman Energy, Inc.
3.750%, 02/01/2021	915,000	945,543
TC Pipelines LP
4.650%, 06/15/2021	573,000	609,718
The Williams Companies, Inc.
4.550%, 06/24/2024	300,000	302,797
5.750%, 06/24/2044	695,000	700,853
Total Capital International SA
2.100%, 06/19/2019	1,385,000	1,390,969
2.750%, 06/19/2021	1,675,000	1,678,149
TransCanada Pipelines, Ltd.
4.625%, 03/01/2034	2,320,000	2,457,035
Transocean, Inc.
6.375%, 12/15/2021	1,257,000	1,453,517
Western Gas Partners LP
5.375%, 06/01/2021	560,000	633,974
Williams Partners LP
3.900%, 01/15/2025	1,000,000	1,003,994
		40,365,610
Financials - 10.1%
ACE INA Holdings, Inc.
3.350%, 05/15/2024	1,575,000	1,587,759
American Express Credit Corp.
1.125%, 06/05/2017	3,145,000	3,143,918
1.750%, 06/12/2015	4,214,000	4,267,286
American International Group, Inc.
6.400%, 12/15/2020	1,235,000	1,490,685
American International Group, Inc. (8.175% to
05/15/2038, then 3 month LIBOR + 4.195%)
05/15/2058	510,000	702,525

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Assurant, Inc.
2.500%, 03/15/2018	$2,000,000	$2,014,588
Australia & New Zealand Banking Group, Ltd.
4.500%, 03/19/2024 (S)	1,180,000	1,210,465
Bank of America Corp.
1.500%, 10/09/2015	3,770,000	3,804,526
4.125%, 01/22/2024	805,000	829,479
5.000%, 01/21/2044	625,000	661,912
6.000%, 09/01/2017	2,195,000	2,479,382
Barclays Bank PLC
3.750%, 05/15/2024	740,000	744,034
Berkshire Hathaway Energy Company
5.150%, 11/15/2043	395,000	442,078
Boston Properties LP
3.125%, 09/01/2023	575,000	557,627
BPCE SA
4.000%, 04/15/2024	815,000	831,993
5.700%, 10/22/2023 (S)	640,000	704,710
Citigroup, Inc.
1.350%, 03/10/2017	1,800,000	1,798,717
1.700%, 07/25/2016	2,280,000	2,306,366
2.550%, 04/08/2019	1,595,000	1,607,956
2.650%, 03/02/2015	1,333,000	1,351,933
Corporate Office Properties LP
3.700%, 06/15/2021	550,000	549,538
Credit Suisse New York
1.375%, 05/26/2017	1,880,000	1,885,757
2.300%, 05/28/2019	2,060,000	2,062,997
DDR Corp.
3.375%, 05/15/2023	1,295,000	1,256,405
4.625%, 07/15/2022	1,365,000	1,459,925
Deutsche Bank AG
3.700%, 05/30/2024	1,085,000	1,084,686
Federal Realty Investment Trust
3.000%, 08/01/2022	1,070,000	1,057,621
3.950%, 01/15/2024	605,000	627,733
Five Corners Funding Trust
4.419%, 11/15/2023 (S)	2,465,000	2,597,494
General Electric Capital Corp.
5.875%, 01/14/2038	1,245,000	1,508,107
Healthcare Trust of America Holdings LP
3.375%, 07/15/2021	740,000	739,651
HSBC Holdings PLC
4.250%, 03/14/2024	395,000	406,273
5.250%, 03/14/2044	460,000	491,711
HSBC USA, Inc.
2.375%, 02/13/2015	2,475,000	2,505,737
ING Bank NV
5.800%, 09/25/2023 (S)	980,000	1,103,394
Inter-American Development Bank
3.875%, 10/28/2041	1,026,000	1,022,026
4.375%, 01/24/2044	370,000	402,872
Intesa Sanpaolo SpA
2.375%, 01/13/2017	2,545,000	2,583,086
5.017%, 06/26/2024 (S)	985,000	996,079
JPMorgan Chase & Company
3.625%, 05/13/2024	1,005,000	1,008,431
4.850%, 02/01/2044	700,000	738,519
Kimco Realty Corp.
3.200%, 05/01/2021	340,000	340,735
Lazard Group LLC
4.250%, 11/14/2020	1,115,000	1,167,967
6.850%, 06/15/2017	3,948,000	4,478,445

30

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Liberty Mutual Group, Inc.
6.500%, 05/01/2042 (S)	$646,000	$808,840
Markel Corp.
3.625%, 03/30/2023	480,000	478,619
4.900%, 07/01/2022	1,180,000	1,292,335
MetLife, Inc.
3.600%, 04/10/2024	450,000	458,042
Mid-America Apartments LP
3.750%, 06/15/2024	1,185,000	1,179,795
4.300%, 10/15/2023	870,000	910,225
Morgan Stanley Company
3.875%, 04/29/2024	1,225,000	1,239,122
5.375%, 10/15/2015	1,990,000	2,107,024
Murray Street Investment Trust I
4.647%, 03/09/2017 (P)	3,421,000	3,696,852
National Australia Bank Ltd.
2.250%, 07/01/2019 (S)	3,910,000	3,913,993
Norddeutsche Landesbank Girozentrale
2.000%, 02/05/2019 (S)	4,600,000	4,613,202
Penske Truck Leasing Comapny LP
2.500%, 06/15/2019 (S)	1,430,000	1,432,425
Royal Bank of Scotland Group PLC
5.125%, 05/28/2024	1,090,000	1,106,170
Standard Chartered PLC
5.700%, 03/26/2044 (S)	290,000	303,967
Sumitomo Mitsui Financial Group, Inc.
4.436%, 04/02/2024 (S)	990,000	1,034,006
Svenska Handelsbanken AB
2.250%, 06/17/2019	1,715,000	1,723,957
Tanger Properties LP
3.875%, 12/01/2023	585,000	596,400
The Goldman Sachs Group, Inc.
2.625%, 01/31/2019	1,860,000	1,884,612
3.850%, 07/08/2024	1,380,000	1,381,242
4.000%, 03/03/2024	805,000	819,641
6.250%, 02/01/2041	455,000	552,604
6.750%, 10/01/2037	471,000	563,673
WR Berkley Corp.
4.625%, 03/15/2022	588,000	631,336
XLIT, Ltd.
5.250%, 12/15/2043	575,000	628,940
		97,970,150
Health Care - 2.1%
Actavis Funding SCS
3.850%, 06/15/2024 (S)	1,335,000	1,348,706
4.850%, 06/15/2044 (S)	650,000	654,985
Amgen, Inc.
1.250%, 05/22/2017	2,205,000	2,202,694
3.625%, 05/22/2024	830,000	836,853
5.375%, 05/15/2043	785,000	864,754
Boston Scientific Corp.
4.125%, 10/01/2023	625,000	649,126
Celgene Corp.
2.250%, 05/15/2019	1,105,000	1,107,885
4.625%, 05/15/2044	565,000	564,881
5.250%, 08/15/2043	490,000	531,586
McKesson Corp.
3.796%, 03/15/2024	935,000	955,338
Mylan, Inc.
5.400%, 11/29/2043	340,000	365,510
Perrigo Company PLC
2.300%, 11/08/2018 (S)	1,750,000	1,749,045
4.000%, 11/15/2023 (S)	425,000	431,719

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health Care (continued)
Quest Diagnostics, Inc.
4.250%, 04/01/2024	$645,000	$656,429
St. Jude Medical, Inc.
3.250%, 04/15/2023	1,320,000	1,307,682
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/2021	690,000	707,756
Thermo Fisher Scientific, Inc.
1.300%, 02/01/2017	2,300,000	2,303,077
3.600%, 08/15/2021	945,000	981,488
WellPoint, Inc.
3.125%, 05/15/2022	1,363,000	1,360,308
3.300%, 01/15/2023	265,000	264,544
5.100%, 01/15/2044	405,000	440,220
		20,284,586
Industrials - 0.8%
ERAC USA Finance LLC
3.850%, 11/15/2024 (S)	755,000	760,137
5.625%, 03/15/2042 (S)	2,217,000	2,503,731
John Deere Capital Corp. 3.350%, 06/12/2024	555,000	558,350
L-3 Communications Corp.
3.950%, 05/28/2024	870,000	876,140
Northrop Grumman Corp.
3.250%, 08/01/2023	1,455,000	1,441,057
4.750%, 06/01/2043	1,115,000	1,160,531
Weatherford International, Ltd.
5.950%, 04/15/2042	665,000	752,960
		8,052,906
Information Technology - 1.9%
Apple, Inc.
2.850%, 05/06/2021	2,385,000	2,404,829
3.450%, 05/06/2024	1,490,000	1,505,703
4.450%, 05/06/2044	800,000	809,102
Cisco Systems, Inc. 3.625%, 03/04/2024	1,590,000	1,633,332
Google, Inc. 3.375%, 02/25/2024	1,200,000	1,226,974
MasterCard, Inc. 3.375%, 04/01/2024	1,500,000	1,521,374
Oracle Corp.
2.250%, 10/08/2019	3,045,000	3,041,590
3.400%, 07/08/2024	1,525,000	1,521,538
3.625%, 07/15/2023	275,000	283,162
4.300%, 07/08/2034	865,000	864,654
4.500%, 07/08/2044	575,000	574,718
Tencent Holdings, Ltd.
3.375%, 05/02/2019 (S)	2,630,000	2,688,446
		18,075,422
Materials - 0.6%
BHP Billiton Finance USA, Ltd.
5.000%, 09/30/2043	980,000	1,081,133
Glencore Finance Canada, Ltd.
2.050%, 10/23/2015 (S)	1,321,000	1,335,897
International Paper Company
4.800%, 06/15/2044	810,000	811,113
LYB International Finance BV
4.875%, 03/15/2044	675,000	702,491
Nucor Corp. 4.000%, 08/01/2023	530,000	550,258
The Mosaic Company
5.450%, 11/15/2033	585,000	654,602
5.625%, 11/15/2043	415,000	472,090
Vale Overseas, Ltd. 8.250%, 01/17/2034	475,000	591,290
		6,198,874

31

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Telecommunication Services - 2.4%
America Movil SAB de CV
3.125%, 07/16/2022	$1,965,000	$1,933,560
American Tower Corp.
3.500%, 01/31/2023	937,000	918,374
4.500%, 01/15/2018	1,757,000	1,914,208
5.050%, 09/01/2020	1,307,000	1,456,091
AT&T, Inc.
3.900%, 03/11/2024	2,580,000	2,674,139
4.300%, 12/15/2042	520,000	492,140
4.800%, 06/15/2044	805,000	822,937
Bharti Airtel International Netherlands BV
5.350%, 05/20/2024 (S)	580,000	601,367
Telefonica Chile SA 3.875%, 10/12/2022 (S)	555,000	545,632
Verizon Communications, Inc.
1.350%, 06/09/2017	4,845,000	4,842,640
3.450%, 03/15/2021	1,115,000	1,151,913
5.050%, 03/15/2034	1,010,000	1,076,402
5.150%, 09/15/2023	2,655,000	2,969,604
6.400%, 09/15/2033	1,930,000	2,360,979
		23,759,986
Utilities - 2.2%
American Electric Power Company, Inc.
1.650%, 12/15/2017	2,470,000	2,482,661
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	540,000	568,653
Connecticut Light & Power Company
4.300%, 04/15/2044	480,000	488,835
Consolidated Edison Company of New
York, Inc. 4.450%, 03/15/2044	860,000	878,406
Dominion Resources, Inc. 8.875%, 01/15/2019	1,195,000	1,533,799
Duke Energy Corp. 3.750%, 04/15/2024	1,065,000	1,093,229
Duke Energy Ohio, Inc. 3.800%, 09/01/2023	565,000	596,167
Electricite de France 6.000%, 01/22/2114 (S)	1,585,000	1,786,116
Oglethorpe Power Corp. 4.550%, 06/01/2044	595,000	598,783
Pacific Gas & Electric Company
3.250%, 06/15/2023	530,000	529,047
4.750%, 02/15/2044	385,000	409,091
PacifiCorp 3.600%, 04/01/2024	1,495,000	1,549,321
Potomac Electric Power Company
3.600%, 03/15/2024	1,075,000	1,106,667
PPL Capital Funding, Inc. 3.950%, 03/15/2024	595,000	617,670
Public Service Electric & Gas Company
4.000%, 06/01/2044	2,240,000	2,191,699
Puget Energy, Inc. 6.000%, 09/01/2021	1,560,000	1,837,689
Southwestern Electric Power Company
3.550%, 02/15/2022	785,000	804,854
State Grid Overseas Investment 2014, Ltd.
2.750%, 05/07/2019 (S)	2,205,000	2,222,603
Virginia Electric and Power Company
4.450%, 02/15/2044	260,000	270,450
		21,565,740
TOTAL CORPORATE BONDS (Cost $270,981,362)		$279,188,357
MUNICIPAL BONDS - 1.7%
County of Clark (Nevada) 6.820%, 07/01/2045	1,730,000	2,343,181
Los Angeles Community College District
(California) 6.750%, 08/01/2049	1,665,000	2,346,102
New Jersey State Turnpike Authority
7.102%, 01/01/2041	2,188,000	3,061,012
North Texas Tollway Authority
6.718%, 01/01/2049	1,991,000	2,734,360

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
MUNICIPAL BONDS (continued)
Port Authority of New York & New Jersey
4.458%, 10/01/2062	$2,246,000	$2,289,280
State of California 7.600%, 11/01/2040	1,495,000	2,264,835
State of Illinois, GO
5.365%, 03/01/2017	585,000	639,189
5.877%, 03/01/2019	490,000	548,055
The Ohio State University 4.800%, 06/01/2111	679,000	701,516
TOTAL MUNICIPAL BONDS (Cost $13,480,168)		$16,927,530
COLLATERALIZED MORTGAGE
OBLIGATIONS - 9.2%
Commercial & Residential - 6.3%
CFCRE Commercial Mortgage Trust,
Series 2011-C1, Class A4
4.961%, 04/15/2044 (P)(S)	1,420,000	1,596,300
Citigroup Commercial Mortgage Trust,
Series 2014-GC19, Class AAB
3.552%, 03/10/2047	1,279,000	1,331,564
Comm 2014-CCRE18 Mortgage Trust
3.452%, 07/15/2047	618,000	640,838
3.828%, 07/15/2047	1,012,000	1,050,376
COMM Mortgage Trust
Series 2010-C1, Class A3,
4.205%, 07/10/2046 (S)	1,512,000	1,641,946
Series 2012-LC4, Class A3,
3.069%, 12/10/2044	1,141,000	1,182,966
Series 2013-CR9, Class A1,
1.344%, 07/10/2045	674,415	675,838
Series 2013-CR9, Class ASB,
3.834%, 07/10/2045	901,000	957,813
Series 2014-LC15, Class ASB,
3.528%, 04/10/2047	894,000	931,016
Commercial Mortgage Pass Through
Certificates, Series 2013-CR6, Class A4
3.101%, 03/10/2046	1,505,000	1,500,661
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2004-C5, Class A4,
4.829%, 11/15/2037	194,914	195,778
Series 2005-C5, Class A4,
5.100%, 08/15/2038 (P)	731,758	753,068
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1,
3.742%, 11/10/2046 (S)	1,691,799	1,762,668
Series 2011-LC2A, Class A4,
4.537%, 07/10/2044 (S)	1,391,000	1,536,389
DDR I Depositor LLC Trust,
Series 2009-DDR1, Class A
3.807%, 10/14/2022 (S)	1,318,103	1,328,073
Greenwich Capital Commercial
Funding Corp., Series 2005-GG5, Class A5
5.224%, 04/10/2037 (P)	1,187,000	1,229,654
GS Mortgage Securities Corp. II
Series 2005-GG4, Class A4A,
4.751%, 07/10/2039	565,623	577,214
Series 2007-GG10, Class A4,
5.997%, 08/10/2045 (P)	1,002,488	1,110,009
Series 2013-GC16, Class A3,
4.244%, 11/10/2046	875,000	941,679
Series 2013-GC16, Class AAB,
3.813%, 11/10/2046	1,739,000	1,842,712
Series 2014-GC18, Class AAB,
3.648%, 01/10/2047	1,114,000	1,167,761

32

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
GS Mortgage Securities Corp. II (continued)
Series 2014-GC20, Class AAB,
3.655%, 04/10/2047	$1,968,000	$2,062,698
Impact Funding LLC, Series 2010-1, Class A1
5.314%, 01/25/2051 (S)	3,460,097	3,918,307
JP Morgan Chase Commercial
Mortgage Securities Corp.
Series 2010-C2, Class A3,
4.070%, 11/15/2043 (S)	2,788,000	3,003,498
Series 2010-CNTR, Class A1,
3.300%, 08/05/2032 (S)	525,001	549,627
Series 2011-C4, Class A4,
4.388%, 07/15/2046 (S)	1,195,000	1,309,015
Series 2012-C8, Class ASB,
2.379%, 10/15/2045	875,000	875,091
JP Morgan Chase Commercial
Mortgage Securities Trust
3.461%, 07/15/2047	1,124,000	1,164,185
Series 2011-C3, Class A3,
4.388%, 02/15/2046 (S)	5,269,000	5,756,525
LB-UBS Commercial Mortgage Trust,
Series 2004-C8, Class A6
4.799%, 12/15/2029 (P)	46,105	46,548
ML-CFC Commercial Mortgage Trust,
Series 2007-7, Class A4
5.810%, 06/12/2050 (P)	2,451,000	2,705,223
Morgan Stanley Bank of America
Merrill Lynch Trust
3.892%, 06/15/2047	1,122,000	1,170,860
Series 2012-C5, Class A4,
3.176%, 08/15/2045	777,000	784,757
Series 2012-C6, Class A3,
2.506%, 11/15/2045	1,593,000	1,585,183
Series 2013-C10, Class A1,
1.394%, 07/15/2046	1,723,017	1,735,085
Series 2013-C10, Class A3,
4.103%, 07/15/2046 (P)	2,289,000	2,432,337
Series 2014-C15, Class ASB,
3.654%, 04/15/2047	1,132,000	1,186,241
Morgan Stanley Capital I Trust
Series 2004-HQ4, Class A7,
4.970%, 04/14/2040	362,789	362,659
Series 2011-C2, Class A2,
3.476%, 06/15/2044 (S)	1,537,000	1,606,411
Motel 6 Trust, Series 2012-MTL6, Class A2
1.948%, 10/05/2025 (S)	1,431,000	1,432,397
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.525%, 05/10/2063	606,000	625,362
Series 2012-C3, Class A3,
2.728%, 08/10/2049	1,033,000	1,040,618
Series 2013-C6, Class ASB,
2.788%, 04/10/2046	2,317,000	2,337,786
		61,644,736
U.S. Government Agency - 2.9%
Federal Home Loan Mortgage Corp.
Series 2980, Class QA, 6.000%, 05/15/2035	1,840,236	2,058,644
Series 3529, Class AG, 6.500%, 04/15/2039	2,093,281	2,328,645
Series 3622, Class WA, 5.500%, 09/15/2039	2,606,243	2,940,543
Series 3664, Class DA, 4.000%, 11/15/2037	992,062	1,058,232
Series 3876, Class NB, 5.000%, 08/15/2038	2,367,483	2,592,742

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series T-48, Class 1A,
6.039%, 07/25/2033 (P)	$51,417	$58,455
Series T-57, Class 1A2, 7.000%, 07/25/2043	662,015	764,068
Series T-57, Class 1A3, 7.500%, 07/25/2043	515,116	615,605
Series T-59, Class 1A3, 7.500%, 10/25/2043	708,057	841,056
Series T-60, Class 1A3, 7.500%, 03/25/2044	736,195	879,621
Federal National Mortgage Association
Series 2002-33, Class A2,
7.500%, 06/25/2032	539,471	635,131
Series 2002-95, Class DB,
6.000%, 01/25/2033	2,222,296	2,513,881
Series 2003-W17, Class 1A7,
5.750%, 08/25/2033	1,011,000	1,100,007
Series 2005-5, Class PA,
5.000%, 01/25/2035	705,145	764,111
Series 2005-64, Class PL,
5.500%, 07/25/2035	775,578	869,583
Series 2006-56, Class CA,
6.000%, 07/25/2036	427,817	472,024
Series 2009-20, Class DT,
4.500%, 04/25/2039	2,010,612	2,158,018
Series 2012-130, Class DC,
3.000%, 12/25/2042	3,946,825	3,833,587
Series 2012-134, Class LC,
3.000%, 12/25/2042	1,647,564	1,621,686
Series 2013-9, Class CB,
5.500%, 04/25/2042	172,138	192,803
		28,298,442
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $89,581,401)		$89,943,178
ASSET BACKED SECURITIES - 13.7%
Ally Auto Receivables Trust
Series 2010-5, Class A4,
1.750%, 03/15/2016	1,724,204	1,729,932
Series 2011-5, Class A4,
1.320%, 07/15/2016	933,000	937,175
Series 2012-1, Class A3,
0.930%, 02/16/2016	289,640	290,078
Series 2012-2, Class A3,
0.740%, 04/15/2016	1,385,367	1,387,043
Series 2013-1, Class A4,
0.840%, 02/15/2018	1,504,000	1,501,649
Series 2014-1, Class A4,
1.530%, 04/15/2019	6,074,000	6,090,497
Ally Master Owner Trust
Series 2012-5, Class A, 1.540%, 09/15/2019	376,000	376,089
Series 2014-2, Class A,
0.521%, 01/16/2018 (P)	1,652,000	1,652,000
American Express Credit
Account Master Trust
Series 2014-1, Class A,
0.521%, 12/15/2021 (P)	2,597,000	2,600,805
Series 2014-2, Class A, 1.260%, 01/15/2020	2,894,000	2,893,942
American Express Issuance Trust II
Series 2013-1, Class A,
0.431%, 02/15/2019 (P)	2,225,000	2,220,855
Series 2013-2, Class A,
0.581%, 08/15/2019 (P)	1,847,000	1,854,818

33

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust,
Series 2013-2, Class A2
0.530%, 11/08/2016	$251,093	$251,174
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-1A, Class A
1.920%, 09/20/2019 (S)	2,053,000	2,051,563
California Republic Auto Receivables Trust,
Series 2014-2, Class A4
1.570%, 12/16/2019	559,000	559,612
Capital Auto Receivables Asset Trust
Series 2013-1, Class A3,
0.790%, 06/20/2017	3,059,000	3,065,231
Series 2013-2, Class A2,
0.920%, 09/20/2016	1,578,000	1,582,174
Series 2013-2, Class A4,
1.560%, 07/20/2018	838,000	848,048
Series 2013-3, Class A4,
1.680%, 04/20/2018	539,000	545,319
Series 2013-4, Class A3,
1.090%, 03/20/2018	1,339,000	1,343,231
Series 2013-4, Class A4,
1.470%, 07/20/2018	1,821,000	1,829,755
Series 2014-1, Class A3,
1.320%, 06/20/2018	2,176,000	2,189,617
Series 2014-1, Class A4,
1.690%, 10/22/2018	1,926,000	1,938,685
Series 2014-2, Class A3,
1.260%, 05/21/2018	3,299,000	3,303,843
Series 2014-2, Class A4,
1.620%, 10/22/2018	943,000	947,496
Chase Issuance Trust
Series 2012-A8, Class A8,
0.540%, 10/16/2017	1,258,000	1,258,925
Series 2013-A2, Class A2,
0.251%, 02/15/2017 (P)	1,274,000	1,273,754
Series 2013-A7, Class A,
0.581%, 09/15/2020 (P)	1,774,000	1,778,974
Citibank Credit Card Issuance Trust
Series 2012-A1, Class A1,
0.550%, 10/10/2017	594,000	594,291
Series 2013-A7, Class A7,
0.583%, 09/10/2020 (P)	4,221,000	4,238,429
Discover Card Execution Note Trust
Series 2013-A5, Class A5,
1.040%, 04/15/2019	552,000	553,825
Series 2014-A1, Class A1,
0.581%, 07/15/2021 (P)	1,627,000	1,632,263
Ford Credit Auto Owner Trust, Series 2014-1,
Class A 2.260%, 11/15/2025 (S)	3,398,000	3,427,936
Ford Credit Floorplan Master Owner Trust,
Series 2012-2, Class A 1.920%, 01/15/2019	2,601,000	2,652,692
Ford Credit Floorplan Master Owner Trust A,
Series 2014-1, Class A1
1.200%, 02/15/2019	2,640,000	2,638,403
MMCA Auto Owner Trust, Series 2011-A,
Class A4 2.020%, 10/17/2016 (S)	413,489	416,034
Navient Student Loan Trust, Series 2014-1,
Class A2 0.498%, 03/27/2023 (P)	783,000	783,072
Nelnet Student Loan Trust
Series 2004-3, Class A5,
0.409%, 10/27/2036 (P)	2,667,180	2,639,812
Series 2006-1, Class A4,
0.317%, 11/23/2022 (P)	1,311,185	1,308,715

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Nelnet Student Loan Trust (continued)
Series 2006-2, Class A4,
0.309%, 10/26/2026 (P)	$2,914,144	$2,907,916
Series 2007-1, Class A1,
0.237%, 11/27/2018 (P)	391,031	390,447
Series 2007-2A, Class A3L,
0.583%, 03/25/2026 (P)(S)	4,293,000	4,265,800
Series 2010-4, Class A,
0.952%, 04/25/2046 (P)(S)	788,816	797,033
Series 2014-3A, Class A,
0.732%, 06/25/2041 (P)(S)	5,155,812	5,159,854
Nissan Auto Receivables Owner Trust,
Series 2014-A, Class A2
0.420%, 11/15/2016	1,106,000	1,106,247
Santander Drive Auto Receivables Trust
Series 2012-5, Class A3,
0.830%, 12/15/2016	349,220	349,542
Series 2012-6, Class A3,
0.620%, 07/15/2016	322,612	322,681
Series 2013-3, Class A2,
0.550%, 09/15/2016	1,210,080	1,210,457
SLC Student Loan Trust, Series 2007-2,
Class A2 0.624%, 05/15/2028 (P)	631,008	631,348
SLM Student Loan Trust
Series 2005-5, Class A3,
0.329%, 04/25/2025 (P)	470,633	469,002
Series 2005-6, Class A5B,
1.428%, 07/27/2026 (P)	878,149	893,704
Series 2005-9, Class A5,
0.349%, 01/27/2025 (P)	1,034,000	1,031,602
Series 2006-5, Class A5,
0.339%, 01/25/2027 (P)	3,983,000	3,939,267
Series 2007-2, Class B,
0.399%, 07/25/2025 (P)	682,000	615,762
Series 2007-7, Class A4,
0.299%, 04/25/2022 (P)	303,700	303,125
Series 2008-5, Class A3,
1.529%, 01/25/2018 (P)	670,588	675,337
Series 2010-1, Class A,
0.552%, 03/25/2025 (P)	2,632,675	2,635,236
Series 2012-6, Class B,
1.152%, 04/27/2043 (P)	1,228,000	1,153,566
Series 2012-A, Class A1,
1.551%, 08/15/2025 (P)(S)	3,228,427	3,271,329
Series 2012-C, Class A1,
1.251%, 08/15/2023 (P)(S)	1,848,779	1,862,707
Series 2012-E, Class A2B,
1.901%, 06/15/2045 (P)(S)	2,433,000	2,515,182
Series 2013-1, Class B,
1.952%, 11/25/2043 (P)	336,000	336,235
Series 2013-2, Class B,
1.652%, 06/25/2043 (P)	1,009,000	985,207
Series 2013-3, Class A2,
0.452%, 05/26/2020 (P)	1,225,000	1,225,334
Series 2013-3, Class B,
1.652%, 09/25/2043 (P)	993,000	969,289
Series 2013-5, Class A2,
0.552%, 10/26/2020 (P)	1,553,000	1,557,095
Series 2013-6, Class A2,
0.652%, 02/25/2021 (P)	864,000	868,694
Series 2013-6, Class A3,
0.802%, 06/26/2028 (P)	1,420,000	1,427,451
Series 2013-A, Class A1,
0.751%, 08/15/2022 (P)(S)	2,504,486	2,509,134

34

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
SLM Student Loan Trust (continued)
Series 2013-B, Class A1,
0.801%, 07/15/2022 (P)(S)	$1,249,223	$1,252,461
Series 2013-B, Class A2A,
1.850%, 06/17/2030 (S)	2,627,000	2,594,609
Series 2013-C, Class A1,
1.001%, 02/15/2022 (P)(S)	2,811,846	2,825,832
Series 2013-C, Class A2A,
2.940%, 10/15/2031 (S)	867,000	893,102
Series 2014-1, Class A2,
0.532%, 07/26/2021 (P)	1,642,000	1,646,235
Series 2014-A, Class A1,
0.752%, 07/15/2022 (P)(S)	2,206,435	2,210,784
Series 2014-A, Class A2A,
2.590%, 01/15/2026 (S)	1,520,000	1,538,812
SMS Student Loan Trust
Series 2000-A, Class A2,
0.418%, 10/28/2028 (P)	759,978	755,901
Series 2000-B, Class A2,
0.428%, 04/28/2029 (P)	584,269	583,929
Trade Maps 1, Ltd., Series 2013-1A, Class A
0.853%, 12/10/2018 (P)(S)	2,120,000	2,127,293
Volkswagen Auto Loan Enhanced Trust,
Series 2012-2, Class A2
0.330%, 07/20/2015	69,891	69,892
World Financial Network Credit Card
Master Trust, Series 2014-A, Class A
0.531%, 12/15/2019 (P)	1,807,000	1,809,383
TOTAL ASSET BACKED SECURITIES (Cost $133,174,649)		$133,881,572
SECURITIES LENDING COLLATERAL - 1.6%
John Hancock Collateral
Investment Trust, 0.0995% (W)(Y)	1,522,272	15,233,988
TOTAL SECURITIES LENDING
COLLATERAL (Cost $15,233,836)		$15,233,988
SHORT-TERM INVESTMENTS - 2.2%
Money Market Funds - 2.2%
State Street Institutional Liquid Reserves
Fund, 0.0619% (Y)	20,896,300	20,896,300
TOTAL SHORT-TERM INVESTMENTS (Cost $20,896,300)		$20,896,300
Total Investments (Core Bond Trust)
(Cost $1,062,085,000) - 110.5%		$1,076,302,911
Other assets and liabilities, net - (10.5%)		(102,202,766)
TOTAL NET ASSETS - 100.0%		$974,100,145

SALE COMMITMENTS OUTSTANDING - (1.0)%
U.S. Government Agency - (1.0)%
Federal National Mortgage Association
2.500%, TBA (C)	(7,800,000)	(7,830,957)
3.500%, TBA (C)	(1,700,000)	(1,755,383)
TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(9,548,258))		$(9,586,340)

Global Bond Trust
		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 17.0%
U.S. Government - 7.9%
Treasury Inflation Protected Securities
0.125%, 07/15/2022 (F)		$206,160	$207,384
0.125%, 01/15/2023 (D) (F)		1,437,744	1,431,678
1.375%, 01/15/2020 (F)		548,095	600,849
1.750%, 01/15/2028		2,263,000	2,601,036
2.375%, 01/15/2027 (F)		822,815	1,008,205
2.500%, 01/15/2029		4,637,136	5,840,617
U.S. Treasury Bonds
2.750%, 08/15/2042		900,000	803,110
3.125%, 11/15/2041		400,000	386,875
3.625%, 08/15/2043 to 02/15/2044		25,400,000	26,754,435
3.750%, 11/15/2043		2,200,000	2,371,186
5.500%, 08/15/2028		7,800,000	10,193,625
U.S. Treasury Notes
1.750%, 10/31/2020 (D)		800,000	788,375
2.000%, 11/30/2020
to 02/15/2023 (D) (F)		6,800,000	6,688,266
2.500%, 08/15/2023 (D)		5,400,000	5,429,111
			65,104,752
U.S. Government Agency - 9.1%
Federal Home Loan Mortgage Corp.
5.400%, 03/01/2035 (P)		62,601	67,034
Federal National Mortgage Association
2.012%, 12/01/2034 (P)		166,084	173,855
2.485%, 11/01/2034 (P)		1,020,456	1,090,377
3.000%, TBA (C)		1,000,000	984,375
3.500%, TBA (C)		47,000,000	49,794,296
4.500%, TBA (C)		21,000,000	22,725,938
4.500%, 03/01/2028		93,876	102,281
5.122%, 05/01/2035 (P)		107,977	115,306
Government National
Mortgage Association
1.625%, 11/20/2023 to 06/20/2030 (P)		111,969	114,636
2.000%, 04/20/2030 to 05/20/2030 (P)		11,836	12,439
			75,180,537
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $140,459,441)			$140,285,289

FOREIGN GOVERNMENT
OBLIGATIONS - 49.3%
Australia - 0.2%
New South Wales Treasury Corp.
2.750%, 11/20/2025	AUD	1,500,000	1,926,248
3.750%, 11/20/2020		100,000	124,946
			2,051,194
Belgium - 0.6%
European Union
2.750%, 06/03/2016	EUR	3,500,000	5,036,396
			5,036,396
Brazil - 0.8%
Federative Republic of Brazil
10.000%, 01/01/2021 to 01/01/2025	BRL	17,300,000	7,012,587
			7,012,587
Canada - 1.2%
Province of British Columbia
4.300%, 06/18/2042	CAD	600,000	636,679
Province of Ontario
2.450%, 06/29/2022		$1,300,000	1,268,285

35

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Canada (continued)
Province of Quebec
2.750%, 08/25/2021		$4,300,000	$4,339,530
3.000%, 09/01/2023	CAD	1,700,000	1,595,456
4.250%, 12/01/2021		2,200,000	2,280,470
			10,120,420
France - 7.6%
Caisse d’Amortissement de la
Dette Sociale
1.125%, 01/30/2017 (S)		$3,300,000	3,324,885
3.375%, 03/20/2024 (S)		1,300,000	1,346,960
Government of France
1.000%, 05/25/2018	EUR	24,700,000	34,683,833
3.250%, 05/25/2045		900,000	1,369,341
4.000%, 10/25/2038		3,300,000	5,675,873
4.500%, 04/25/2041		8,600,000	16,028,172
			62,429,064
Germany - 0.5%
Federal Republic of Germany, Inflation
Linked Bond
0.100%, 04/15/2023		1,038,220	1,469,516
0.750%, 04/15/2018		1,811,554	2,611,585
			4,081,101
Italy - 5.7%
Republic of Italy
3.500%, 06/01/2018 to 12/01/2018		1,000,000	1,495,810
4.500%, 05/01/2023 to 03/01/2024		8,100,000	12,756,794
4.750%, 09/01/2021		3,300,000	5,319,602
5.500%, 09/01/2022 to 11/01/2022		14,200,000	23,860,674
6.000%, 08/04/2028	GBP	2,000,000	3,901,067
			47,333,947
Japan - 5.4%
Government of Japan
1.600%, 03/20/2033	JPY	1,610,000,000	16,612,552
1.700%, 09/20/2032		2,670,000,000	28,144,259
			44,756,811
Mexico - 5.8%
Government of Mexico
1.290%, 06/08/2015		1,100,000,000	10,917,651
7.500%, 06/03/2027	MXN	91,600,000	8,009,442
7.750%, 05/29/2031 to 11/23/2034		159,530,000	14,069,456
8.000%, 12/07/2023		80,000,000	7,204,162
9.500%, 12/18/2014		40,000,000	3,173,074
10.000%, 12/05/2024		44,900,000	4,621,269
			47,995,054
New Zealand - 2.4%
Dominion of New Zealand
2.000%, 09/20/2025	NZD	3,800,000	3,224,749
5.000%, 03/15/2019		6,800,000	6,180,757
5.500%, 04/15/2023		4,400,000	4,151,099
6.000%, 12/15/2017 to 05/15/2021		6,300,000	6,054,424
			19,611,029
Norway - 0.2%
Kommunalbanken AS
0.614%, 03/27/2017 (P)		$1,500,000	1,511,031
			1,511,031

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Slovenia - 2.2%
Republic of Slovenia
4.700%, 11/01/2016 (S)	EUR	4,800,000	$7,116,133
4.750%, 05/10/2018		$6,100,000	6,572,750
5.250%, 02/18/2024 (S)		4,100,000	4,407,500
			18,096,383
Spain - 13.8%
Autonomous Community of Madrid
4.200%, 09/24/2014	EUR	5,600,000	7,724,856
Kingdom of Spain
2.750%, 04/30/2019		2,400,000	3,508,147
3.750%, 10/31/2018		20,200,000	30,636,621
3.800%, 04/30/2024 (S)		900,000	1,350,567
4.400%, 10/31/2023 (S)		9,200,000	14,466,159
4.500%, 01/31/2018		12,400,000	19,082,671
5.400%, 01/31/2023 (S)		17,400,000	29,265,976
5.500%, 07/30/2017		600,000	937,283
5.850%, 01/31/2022		1,400,000	2,412,494
Xunta de Galicia
6.131%, 04/03/2018		2,900,000	4,622,826
			114,007,600
United Kingdom - 2.9%
Government of United Kingdom
3.250%, 01/22/2044	GBP	7,000,000	11,600,255
4.250%, 06/07/2032 to 12/07/2040		2,500,000	4,905,360
4.500%, 09/07/2034		1,300,000	2,620,704
4.750%, 12/07/2038		600,000	1,266,853
6.000%, 12/07/2028		1,400,000	3,223,908
			23,617,080
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $388,885,008)			$407,659,697

CORPORATE BONDS - 19.0%
Australia - 1.5%
Australia & New Zealand Banking
Group, Ltd.
1.000%, 10/06/2015 (S)		$9,800,000	9,867,912
Westpac Banking Corp.
1.850%, 11/26/2018 (S)		2,300,000	2,301,638
			12,169,550
Denmark - 0.0%
Nykredit Realkredit A/S
6.000%, 10/01/2029	DKK	78,679	16,943
Realkredit Danmark A/S
1.360%, 01/01/2038 (P)		333,360	63,919
			80,862
France - 2.0%
BNP Paribas Home Loan Covered
Bonds SA
2.200%, 11/02/2015 (S)		$5,800,000	5,923,755
Cie de Financement Foncier SA
2.500%, 09/16/2015 (S)		5,100,000	5,219,488
Credit Agricole Home Loan
0.978%, 07/21/2014 (P) (S)		5,200,000	5,200,952
			16,344,195
Germany - 3.2%
FMS Wertmanagement AoeR
2.750%, 06/03/2016	EUR	3,700,000	5,318,212
3.375%, 06/17/2021		2,200,000	3,500,546

36

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Germany (continued)
KFW
2.000%, 09/07/2016	EUR	1,800,000	$2,565,539
6.250%, 05/19/2021	AUD	9,900,000	10,663,442
Landwirtschaftliche Rentenbank
5.500%, 03/09/2020		4,000,000	4,124,748
			26,172,487
Ireland - 1.5%
German Postal Pensions Securitisation
2 PLC
4.250%, 01/18/2017	EUR	2,000,000	3,005,442
German Postal Pensions
Securitisation PLC
3.375%, 01/18/2016		6,500,000	9,320,731
			12,326,173
Italy - 0.5%
Banca Monte dei Paschi di Siena SpA
3.125%, 06/30/2015		3,000,000	4,195,432
			4,195,432
Jersey, Channel Islands - 0.4%
HBOS Capital Funding LP (9.540% to
03/19/2018, then GBP
LIBOR + 6.750%)
03/19/2018 (Q)	GBP	1,700,000	3,142,130
			3,142,130
Luxembourg - 1.2%
ALROSA Finance SA
7.750%, 11/03/2020		$2,100,000	2,323,230
European Investment Bank
6.125%, 01/23/2017	AUD	1,200,000	1,219,758
Gazprom OAO
9.250%, 04/23/2019 (S)		$3,100,000	3,762,625
Sberbank of Russia
6.125%, 02/07/2022 (S)		2,600,000	2,772,250
			10,077,863
Netherlands - 1.0%
Achmea Hypotheekbank NV
3.200%, 11/03/2014		395,000	398,755
Petrobras Global Finance BV
3.112%, 03/17/2020 (P)		1,300,000	1,335,685
3.250%, 03/17/2017		6,100,000	6,243,350
			7,977,790
Sweden - 0.3%
Stadshypotek AB
4.250%, 10/10/2017	AUD	2,400,000	2,303,982
			2,303,982
Switzerland - 0.4%
EUROFIMA
6.250%, 12/28/2018		3,000,000	3,144,351
			3,144,351
Tunisia - 0.3%
African Development Bank
5.250%, 03/23/2022		2,900,000	2,953,873
			2,953,873
United Kingdom - 1.1%
Abbey National Treasury Services PLC
3.625%, 10/14/2016	EUR	2,300,000	3,381,526

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
United Kingdom (continued)
British Sky Broadcasting Group PLC
6.100%, 02/15/2018 (S)		$400,000	$453,814
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)		400,000	406,040
Virgin Media Secured Finance PLC
5.250%, 01/15/2021		1,000,000	1,057,500
Westpac Securities NZ, Ltd.
3.450%, 07/28/2014 (S)		4,300,000	4,309,843
			9,608,723
United States - 5.6%
Ally Financial, Inc.
4.625%, 06/26/2015		2,000,000	2,065,000
8.300%, 02/12/2015		2,300,000	2,396,313
Altria Group, Inc.
9.250%, 08/06/2019		443,000	588,613
Bank of America Corp.
2.600%, 01/15/2019		500,000	505,811
Boston Scientific Corp.
6.400%, 06/15/2016		1,600,000	1,764,250
Citigroup, Inc.
0.843%, 05/31/2017 (P)	EUR	1,800,000	2,427,769
5.500%, 10/15/2014		$32,000	32,462
CNA Financial Corp.
5.850%, 12/15/2014		4,000,000	4,099,840
Computer Sciences Corp.
6.500%, 03/15/2018		2,050,000	2,373,375
HJ Heinz Company
4.250%, 10/15/2020		4,000,000	4,025,000
International Lease Finance Corp.
6.500%, 09/01/2014 (S)		2,800,000	2,821,000
Marsh & McLennan Companies, Inc.
5.750%, 09/15/2015		436,000	461,731
Simon Property Group LP
6.125%, 05/30/2018		1,250,000	1,454,145
Spectra Energy Capital LLC
6.200%, 04/15/2018		5,000,000	5,737,655
Sprint Nextel Corp.
8.375%, 08/15/2017		5,637,000	6,581,198
Starwood Hotels & Resorts
Worldwide, Inc.
6.750%, 05/15/2018		3,000,000	3,530,061
Tesoro Logistics LP
6.125%, 10/15/2021		2,200,000	2,348,500
The Cleveland Electric Illuminating
Company
5.700%, 04/01/2017		1,560,000	1,706,025
WM Covered Bond Program
4.000%, 09/27/2016	EUR	900,000	1,327,282
			46,246,030
TOTAL CORPORATE BONDS (Cost $151,751,927)			$156,743,441

TERM LOANS (M) - 0.1%
United Kingdom - 0.1%
Virgin Media Investment Holdings, Ltd.
3.500%, 06/05/2020		$600,000	597,600
TOTAL TERM LOANS (Cost $598,691)			$597,600

MUNICIPAL BONDS - 0.0%
Iowa Tobacco Settlement Authority,
Series A 6.500%, 06/01/2023		$325,000	$318,958
TOTAL MUNICIPAL BONDS (Cost $325,000)			$318,958

37

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.4%
Australia - 0.6%
Crusade Global Trust, Series 2005-2,
Class A2
2.875%, 08/14/2037 (P)	AUD	1,719,783	$1,620,971
Puma Finance, Ltd.
Series 2005-P11, Class BA,
3.075%, 08/22/2037 (P)		1,156,540	1,088,820
Series 2006-G5, Class A1,
0.367%, 02/21/2038 (P) (S)		$254,625	251,734
Swan Trust, Series 2006-1E, Class A2
2.967%, 05/12/2037 (P)	AUD	679,047	635,393
The Superannuation Member Home Loan
Programme, Series 2009-3, Class A1
4.055%, 11/07/2040 (P)		767,574	723,232
Torrens Trust, Series 2007-1, Class A
3.080%, 10/19/2038 (P)		804,196	751,622
			5,071,772
Ireland - 0.3%
Epic Opera Arlington, Ltd.
0.778%, 07/28/2016 (P)	GBP	1,354,076	2,315,049
			2,315,049
Italy - 0.6%
Berica ABS SRL, Series 2011-1, Class A1
0.509%, 12/31/2055 (P)	EUR	1,152,059	1,548,476
Berica Residential MBS SRL, Series 8,
Class A
0.616%, 03/31/2048 (P)		2,671,470	3,540,207
			5,088,683
United Kingdom - 2.9%
Alba PLC, Series 2006-2, Class A3A
0.728%, 12/15/2038 (P)	GBP	278,892	441,339
Darrowby NO 2 PLC, Series 2012-1,
Class A
2.228%, 02/20/2044 (P)		2,183,000	3,805,371
Fosse Master Issuer PLC, Series 2012-1A,
Class 2B2
2.628%, 10/18/2054 (P) (S)		3,100,000	5,389,068
Great Hall Mortgages PLC, Series 2007-1,
Class A2A
0.680%, 03/18/2039 (P)		1,513,600	2,465,837
Holmes Master Issuer PLC,
Series 2011-1A, Class A3
1.678%, 10/15/2054 (P) (S)	EUR	333,678	457,079
Mansard Mortgages PLC, Series 2007-2X,
Class A1
1.208%, 12/15/2049 (P)	GBP	6,881,646	11,568,567
Newgate Funding PLC, Series 2007-3X,
Class A1
1.158%, 12/15/2050 (P)		27,121	46,382
			24,173,643
United States - 8.0%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
2.737%, 09/25/2035 (P)		$144,711	131,454
Alternative Loan Trust
Series 2005-21CB, Class A3,
5.250%, 06/25/2035		180,064	165,887
Series 2005-56, Class 2A2,
2.163%, 11/25/2035 (P)		117,507	95,232
Series 2005-56, Class 2A3,
1.623%, 11/25/2035 (P)		140,912	111,164

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Alternative Loan Trust (continued)
Series 2006-OA9, Class 2A1B,
0.353%, 07/20/2046 (P)	$509,279	$346,477
Series 2007-11T1, Class A12,
0.502%, 05/25/2037 (P)	414,095	273,192
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037	193,483	158,785
Series 2007-OA3, Class 1A1,
0.292%, 04/25/2047 (P)	4,374,373	3,702,627
American Home Mortgage
Investment Trust, Series 2004-3,
Class 5A
2.173%, 10/25/2034 (P)	55,197	55,508
Banc of America Funding Corp.
Series 2005-E , Class 1A1,
0.443%, 05/20/2035 (P)	408,023	280,685
Series 2006-J, Class 4A1,
2.938%, 01/20/2047 (P)	166,143	128,860
Banc of America Mortgage
Securities, Inc., Series 2005-B,
Class 2A2
2.601%, 03/25/2035 (P)	944,615	881,474
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2003-6, Class 1A1,
2.488%, 08/25/2033 (P)	82,832	83,735
Series 2003-7, Class 6A,
2.528%, 10/25/2033 (P)	103,941	105,169
Series 2003-9, Class 2A1,
2.771%, 02/25/2034 (P)	19,601	19,381
Series 2004-2, Class 22A,
2.654%, 05/25/2034 (P)	247,323	238,994
Series 2004-2, Class 23A,
2.483%, 05/25/2034 (P)	90,804	85,065
Series 2004-9, Class 22A1,
3.196%, 11/25/2034 (P)	93,132	94,041
Series 2005-12, Class 23A1,
2.904%, 02/25/2036 (P)	931,683	736,874
Series 2005-2, Class A1,
2.580%, 03/25/2035 (P)	1,314,681	1,333,798
Series 2005-2, Class A2,
2.528%, 03/25/2035 (P)	391,375	396,664
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1,
2.790%, 09/25/2035 (P)	1,209,211	1,055,338
Series 2005-9, Class 24A1,
2.562%, 11/25/2035 (P)	908,352	707,891
Bear Stearns Structured
Products, Inc. Trust, Series 2007-R6,
Class 1A1
2.096%, 01/26/2036 (P)	2,080,623	1,731,320
CHL Mortgage Pass Through Trust
Series 2004-HYB5, Class 2A1,
2.509%, 04/20/2035 (P)	83,106	84,553
Series 2005-2, Class 2A1,
0.472%, 03/25/2035 (P)	107,425	96,515
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
2.200%, 09/25/2035 (P)	428,574	431,515
Series 2005-6, Class A2,
2.280%, 09/25/2035 (P)	479,637	480,601

38

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-12, Class 11A1,
2.747%, 08/25/2034 (P)	$77,477	$68,906
Series 2004-22, Class A3,
2.498%, 11/25/2034 (P)	241,085	226,369
Series 2004-25, Class 1A1,
0.482%, 02/25/2035 (P)	45,610	42,714
Series 2004-25, Class 2A1,
0.492%, 02/25/2035 (P)	70,988	64,080
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2003-AR18, Class 2A3,
2.244%, 07/25/2033 (P)	19,898	19,980
Series 2003-AR20, Class 2A1,
2.526%, 08/25/2033 (P)	260,058	259,815
Series 2003-8, Class 5A1,
6.500%, 04/25/2033	20,505	20,805
DBRR Trust, Series 2013-EZ2, Class A
0.853%, 02/25/2045 (P) (S)	2,351,194	2,345,574
DSLA Mortgage Loan Trust,
Series 2006-AR2, Class 2AB3
0.465%, 10/19/2036 (P)	1,521,485	589,794
Federal Home Loan Mortgage Corp.,
Series T-62, Class 1A1
1.324%, 10/25/2044 (P)	1,447,152	1,472,013
Federal National Mortgage Association
Series 2002-W8, Class F,
0.552%, 09/25/2032 (P)	9,557	9,529
Series 2004-W2, Class 5AF,
0.502%, 03/25/2044 (P)	59,770	59,536
Series 2010-136, Class FA,
0.652%, 12/25/2040 (P)	2,049,384	2,053,800
Series 2011-53, Class FT,
0.732%, 06/25/2041 (P)	3,690,545	3,714,544
First Horizon Mortgage Pass
Through Trust, Series 2005-AR3,
Class 2A1
2.612%, 08/25/2035 (P)	142,620	134,516
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.502%, 11/15/2031 (P)	66,196	61,949
GMAC Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
2.879%, 06/25/2034 (P)	23,412	22,465
Government National Mortgage
Association, Series 2004-68, Class ZC
6.000%, 08/20/2034	2,702,007	3,060,677
GreenPoint Mortgage Funding Trust
Series 2006-AR6, Class A1A,
0.232%, 10/25/2046 (P)	50	50
Series 2006-OH1, Class A1,
0.332%, 01/25/2037 (P)	294,352	218,893
GreenPoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1
2.795%, 10/25/2033 (P)	19,778	19,470
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class XA IO
2.537%, 11/10/2045	4,408,775	562,727
GSR Mortgage Loan Trust, Series 2003-1,
Class A2
1.850%, 03/25/2033 (P)	85,348	84,549

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
HarborView Mortgage Loan Trust
Series 2003-1, Class A,
2.491%, 05/19/2033 (P)	$187,004	$188,517
Series 2005-4, Class 3A1,
2.564%, 07/19/2035 (P)	57,017	53,225
IndyMac Index Mortgage Loan Trust,
Series 2004-AR11, Class 2A
2.509%, 12/25/2034 (P)	88,542	82,295
JPMorgan Alternative Loan Trust,
Series 2006-A6, Class 2A1
5.500%, 11/25/2036 (P)	3,336	3,336
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
1.990%, 11/25/2033 (P)	112,775	113,008
Series 2006-S2, Class 1A3,
5.500%, 07/25/2036	561,354	507,962
Series 2007-A1, Class 5A6,
2.663%, 07/25/2035 (P)	452,326	415,945
Series 2007-A1, Class 5A5,
2.663%, 07/25/2035 (P)	497,559	511,117
MASTR Adjustable Rate Mortgages Trust,
Series 2007-HF1, Class A1
0.392%, 05/25/2037 (P)	360,457	248,120
Merrill Lynch Mortgage Investors Trust
Series 2003-A2, Class 1A1,
2.220%, 02/25/2033 (P)	148,539	143,276
Series 2005-2, Class 1A,
1.572%, 10/25/2035 (P)	669,101	661,095
Series 2005-3, Class 4A,
0.402%, 11/25/2035 (P)	744,439	706,064
Series 2005-A10, Class A,
0.362%, 02/25/2036 (P)	4,056,749	3,721,203
Series 2005-A8, Class A3A2,
0.402%, 08/25/2036 (P)	100,860	95,873
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-8, Class A3,
6.079%, 08/12/2049 (P)	3,200,000	3,553,251
Series 2006-3, Class A4,
5.414%, 07/12/2046 (P)	2,276,628	2,454,906
MRFC Mortgage Pass Through Trust,
Series 2000-TBC3, Class A1
0.592%, 12/15/2030 (P)	40,204	38,214
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 1A,
0.602%, 10/07/2020 (P)	2,664,880	2,679,212
Series 2010-R2, Class 1A,
0.522%, 11/06/2017 (P)	6,551,702	6,565,913
Residential Accredit Loans, Inc.
Series 2006-QA2, Class 2A1,
3.589%, 02/25/2036 (P)	683,364	495,805
Series 2006-QO6, Class A1,
0.332%, 06/25/2046 (P)	2,001,602	918,874
Series 2007-QH4, Class A2,
0.382%, 05/25/2037 (P)	382,548	92,845
Series 2007-QO2, Class A1,
0.302%, 02/25/2047 (P)	580,328	342,255
Residential Asset Securitization Trust,
Series 2006-R1, Class A2
0.552%, 01/25/2046 (P)	575,682	313,987

39

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Residential Funding Mortgage
Securities I, Series 2005-SA4,
Class 1A21
3.060%, 09/25/2035 (P)	$167,550	$140,422
Sequoia Mortgage Trust
Series 5, Class A,
0.855%, 10/19/2026 (P)	27,664	27,510
Series 2003-4, Class 2A1,
0.503%, 07/20/2033 (P)	148,513	141,393
Sovereign Commercial Mortgage
Securities Trust, Series 2007-C1,
Class D
6.085%, 07/22/2030 (P) (S)	1,100,000	1,114,055
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-1, Class 4A1,
2.467%, 02/25/2034 (P)	152,140	154,472
Series 2004-12, Class 7A1,
2.568%, 09/25/2034 (P)	342,125	343,430
Series 2004-4, Class 3A2,
2.458%, 04/25/2034 (P)	350,699	351,648
Series 2005-18, Class 6A1,
2.580%, 09/25/2035 (P)	371,241	335,984
Structured Asset
Mortgage Investments, Inc.
Series 2006-AR5, Class 1A1,
0.362%, 05/25/2046 (P)	615,690	464,565
Series 2004-AR3, Class 1A2,
0.445%, 07/19/2034 (P)	89,669	89,552
Thornburg Mortgage Securities Trust
Series 2003-5, Class 1A,
2.109%, 10/25/2043 (P)	728,556	714,507
Series 2007-2, Class A1,
1.402%, 06/25/2037 (P)	869,684	758,532
Series 2007-2, Class A2A,
1.797%, 06/25/2037 (P)	834,427	803,646
Series 2007-2, Class A3A,
5.750%, 06/25/2037 (P)	1,578,688	1,607,960
Series 2007-3, Class 2A1,
1.784%, 06/25/2047 (P)	252,872	225,870
Series 2007-3, Class 3A1,
5.750%, 06/25/2047 (P)	536,367	473,687
Series 2007-3, Class 4A1,
5.750%, 06/25/2047 (P)	532,438	522,474
Wachovia Bank Commercial
Mortgage Trust, Series 2006-C28,
Class A4
5.572%, 10/15/2048	180,265	194,371
WaMu Mortgage Pass-
Through Certificates
Series 2002-AR17, Class 1A,
1.323%, 11/25/2042 (P)	303,389	297,012
Series 2002-AR2, Class A,
1.932%, 02/27/2034 (P)	57,719	57,199
Series 2003-AR5, Class A7,
2.449%, 06/25/2033 (P)	90,961	92,349
Series 2005-AR2, Class 2A1A,
0.462%, 01/25/2045 (P)	54,964	54,198
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.063%, 07/25/2046 (P)	368,904	219,098

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR11,
Class 1A1
2.615%, 06/25/2035 (P)		$1,603,039	$1,610,344
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class XA IO
1.644%, 03/15/2045 (S)		12,657,316	1,000,865
			65,826,995
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $98,726,346)			$102,476,142
ASSET BACKED SECURITIES - 1.4%
Access Group, Inc., Series 2008-1,
Class A
1.529%, 10/27/2025 (P)		1,194,413	1,203,571
Amortizing Residential Collateral Trust,
Series 2002-BC4, Class A
0.732%, 07/25/2032 (P)		6,344	5,816
Amresco Residential Securities,
Series 1999-1, Class A
1.092%, 06/25/2029 (P)		27,650	25,383
Commercial Industrial Finance Corp.,
Series 2007-1A, Class A1l
0.483%, 05/10/2021 (P) (S)		1,727,797	1,701,825
First Alliance Mortgage Loan,
Series 1997-4, Class A3
0.149%, 12/20/2027 (P)		16,214	15,346
Franklin CLO, Ltd., Series 5A, Class A2
0.491%, 06/15/2018 (P) (S)		476,724	473,901
Fraser Sullivan CLO, Ltd.,
Series 2006-1A, Class A2
0.491%, 03/15/2020 (P) (S)		1,038,263	1,034,552
Globaldrive BV, Series 2011-AA, Class A
0.863%, 04/20/2019 (P) (S)	EUR	631,993	868,763
Grosvenor Place CLO BV
Series I-X, Class A1,
0.577%, 07/20/2021 (P)		76,072	104,146
Series I-X, Class A2,
0.788%, 07/20/2021 (P)	GBP	135,239	231,441
Halcyon Structured Asset Management
European CLO, Series 2006-II,
Class BV
0.644%, 01/25/2023	EUR	1,119,056	1,515,085
Harbourmaster CLO 4 BV, Series 4X,
Class A1
0.667%, 10/11/2019 (P)		1,348	1,846
Home Equity Asset Trust, Series 2002-1,
Class A4
0.750%, 11/25/2032 (P)		$1,283	1,126
Magi Funding PLC, Series 2010-1A,
Class A
0.677%, 04/11/2021 (P) (S)	EUR	550,902	746,286
Mercator CLO II PLC, Series X, Class A1
0.556%, 02/18/2024 (P)		877,091	1,171,744
Penta CLO SA, Series 2007-1X, Class A1
0.614%, 06/04/2024 (P)		968,307	1,306,097
Race Point III CLO, Ltd., Series 2006-3,
Class A
0.487%, 04/15/2020 (P) (S)		$1,325,136	1,321,717
Residential Asset Mortgage
Products, Inc. Trust, Series 2002-RS3
0.710%, 06/25/2032 (P)		11,508	10,816

40

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Residential Asset Securities Corp. Trust,
Series 2002-KS4, Class AIIB
0.652%, 07/25/2032 (P)	$27,805	$23,818
Securitized Asset Backed
Receivables LLC Trust,
Series 2007-NC1, Class A2A
0.202%, 12/25/2036 (P)	60,152	33,020
Small Business Administration
Participation Certificates,
Series 2000-20K, Class 1
7.220%, 11/01/2020	27,038	28,715
TOTAL ASSET BACKED SECURITIES (Cost $11,642,821)		$11,825,014
COMMON STOCKS - 0.0%
United States - 0.0%
Rescap Liquidating Trust (I)	5,054	77,882
		77,882
TOTAL COMMON STOCKS (Cost $33,609)		$77,882
PREFERRED SECURITIES - 0.0%
United States - 0.0%
SLM Corp., 3.562%	9,800	$239,414
TOTAL PREFERRED SECURITIES (Cost $110,250)		$239,414
ESCROW SHARES - 0.3%
United States - 0.3%
Lehman Brothers Holdings, Inc.
5.460%, 12/30/2016 (I)	4,100,000	804,625
5.625%, 01/24/2049 (I)	4,500,000	871,875
6.875%, 05/02/2018 (I)	2,100,000	420,000
TOTAL ESCROW SHARES (Cost $302,906)		$2,096,500
PURCHASED OPTIONS - 0.1%
Put Options - 0.1%
Over the Counter on 30 Year Interest Rate
Swap. Receive a fixed rate of 3.450%
and pay a floating rate based on 3-
month LIBOR (Expiration Date:
09/21/2015; Strike Rate: 3.450%;
Counterparty: Bank of America NA) (I)	7,000,000	437,606
Over the Counter on 30 Year Interest Rate
Swap. Receive a fixed rate of 3.450%
and pay a floating rate based on 3-
month LIBOR (Expiration Date:
09/21/2015; Strike Rate: 3.450%;
Counterparty: Citibank NA) (I)	3,600,000	225,054
		662,660
TOTAL PURCHASED OPTIONS (Cost $862,500)		$662,660
CERTIFICATE OF DEPOSIT - 2.4%
China Construction Bank Corp. 0.898%,
07/28/2014 *	$8,700,000	$8,698,918
Credit Suisse 1.000%, 08/24/2015 *	6,600,000	6,596,212
Intesa Sanpaolo SpA
1.608%, 04/11/2016 (P)	4,700,000	4,743,658
TOTAL CERTIFICATE OF DEPOSIT (Cost $19,994,141)		$20,038,788

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value
SHORT-TERM INVESTMENTS - 7.7%
Commercial Paper - 0.1%
Entergy Corp.
1.083%, 07/10/2014*		$1,200,000	$1,199,872
			1,199,872
U.S. Government - 0.4%
U.S. Treasury Bills
0.026%, 07/24/2014 (D) *		270,000	269,996
0.049%, 08/21/2014 (D) (F) *		810,000	809,977
0.062%, 10/30/2014 (D) (F) *		2,027,000	2,026,745
			3,106,718
U.S. Government Agency - 1.1%
Federal Home Loan Bank Discount Note
0.097%, 08/13/2014*		9,200,000	9,199,669
			9,199,669
Foreign Government - 3.7%
Government of Mexico
2.879%, 12/11/2014 *	MXN	79,000,000	6,006,399
3.506%, 07/10/2014 *		317,000,000	24,414,876
			30,421,275
Repurchase Agreement - 2.4%
Repurchase Agreement with Royal Bank
of Canada dated 06/30/2014 at 0.140%
to be repurchased at $19,800,077 on
07/01/2014, collateralized by
$20,167,000 U.S. Treasury Notes,
1.375% due 09/30/2018 (valued at
$20,217,039, including interest)		$19,800,000	19,800,000
TOTAL SHORT-TERM INVESTMENTS (Cost $63,615,184)			$63,727,534
Total Investments (Global Bond Trust)
(Cost $877,307,824) - 109.7%			$906,748,919
Other assets and liabilities, net - (9.7%)			(79,811,041)
TOTAL NET ASSETS - 100.0%			$826,937,878

SALE COMMITMENTS OUTSTANDING - (13.1)%
U.S. Government Agency - (13.1)%
Federal National Mortgage Association
4.000%, TBA (C)		(8,000,000)	(8,482,499)
4.000%, TBA (C)		(25,000,000)	(26,428,710)
4.500%, TBA (C)		(30,000,000)	(32,391,798)
4.500%, TBA (C)		(38,000,000)	(41,123,125)
TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(108,056,445))			$(108,426,132)
High Yield Trust
		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS - 1.1%
Argentina - 0.0%
Republic of Argentina
7.000%, 10/03/2015		$130,000	$126,360
Brazil - 0.5%
Federative Republic of Brazil
10.000%, 01/01/2017	BRL	3,559,000	1,556,819

41

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Mexico - 0.3%
Government of Mexico
6.500%, 06/09/2022	MXN	11,536,000	$945,114
Venezuela - 0.3%
Republic of Venezuela
5.750%, 02/26/2016		$921,000	872,648
11.739%, 04/15/2020 (Z)		346,000	76,120
			948,768
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $3,927,754)			$3,577,061

CORPORATE BONDS - 88.5%
Consumer Discretionary - 17.4%
24 Hour Holdings III LLC
8.000%, 06/01/2022 (S)		410,000	407,950
Altice SA
7.750%, 05/15/2022 (S)		1,520,000	1,622,600
American Axle & Manufacturing, Inc.
6.250%, 03/15/2021		100,000	107,500
7.750%, 11/15/2019		240,000	276,600
American Greetings Corp.
7.375%, 12/01/2021		280,000	297,500
Bossier Casino Venture Holdco, Inc.
11.000%, 02/09/2018		167,631	169,458
Bossier Casino Venture Holdco, Inc., PIK
14.000%, 02/09/2018 (S)		762,040	759,806
Burger King Capital Holdings LLC
(1.539% to 04/15/16, then 11.000%
thereafter)
04/15/2019 (S)(Z)		360,000	333,000
Caesars Entertainment
Operating Company, Inc.
9.000%, 02/15/2020		1,230,000	1,028,588
11.250%, 06/01/2017		300,000	274,500
Caesars Entertainment Resort
Properties LLC
11.000%, 10/01/2021 (L)(S)		2,070,000	2,225,250
Carmike Cinemas, Inc.
7.375%, 05/15/2019		250,000	271,875
Carrols Restaurant Group, Inc.
11.250%, 05/15/2018		780,000	878,475
CCO Holdings LLC
6.500%, 04/30/2021		700,000	745,500
CEC Entertainment, Inc.
8.000%, 02/15/2022 (S)		440,000	455,400
Chrysler Group LLC
8.250%, 06/15/2021		580,000	655,400
Clear Channel Communications, Inc.
10.000%, 01/15/2018 (S)		690,000	666,713
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/2022		230,000	245,525
7.625%, 03/15/2020		190,000	203,300
CSC Holdings LLC
6.750%, 11/15/2021		1,040,000	1,144,000
CST Brands, Inc.
5.000%, 05/01/2023		690,000	690,000
CTP Transportation Products LLC
8.250%, 12/15/2019 (S)		520,000	560,300
CVR Refining LLC
6.500%, 11/01/2022		750,000	791,250
DISH DBS Corp.
5.875%, 07/15/2022		790,000	857,150

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer Discretionary (continued)
DISH DBS Corp. (continued)
7.875%, 09/01/2019		$1,560,000	$1,852,500
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		640,000	689,600
Dufry Finance SCA
5.500%, 10/15/2020 (S)		400,000	415,324
Edcon Pty, Ltd.
9.500%, 03/01/2018 (L)(S)		610,000	619,150
Empire Today LLC
11.375%, 02/01/2017 (S)		370,000	381,100
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)		3,620,000	13,575
Gibson Brands Escrow Corp.
8.875%, 08/01/2018 (S)		240,000	246,900
Gibson Brands, Inc.
8.875%, 08/01/2018 (S)		610,000	627,538
Greektown Holdings LLC
8.875%, 03/15/2019 (S)		510,000	520,200
Guitar Center, Inc.
9.625%, 04/15/2020 (L)(S)		2,060,000	1,962,150
HOA Restaurant Group LLC
11.250%, 04/01/2017 (S)		1,020,000	1,078,650
Interactive Data Corp.
5.875%, 04/15/2019 (S)		510,000	517,650
Landry’s Holdings II, Inc.
10.250%, 01/01/2018 (S)		910,000	964,600
Landry’s, Inc.
9.375%, 05/01/2020 (S)		1,216,000	1,337,600
LKQ Corp.
4.750%, 05/15/2023		1,200,000	1,183,200
MCE Finance, Ltd.
5.000%, 02/15/2021 (S)		1,760,000	1,777,600
MDC Partners, Inc.
6.750%, 04/01/2020 (S)		900,000	949,500
Medianews Group, Inc.
12.000%, 12/31/2018		600,000	622,090
Modular Space Corp.
10.250%, 01/31/2019 (S)		950,000	999,875
Mohegan Tribal Gaming Authority
9.750%, 09/01/2021		730,000	810,300
Monitronics International, Inc.
9.125%, 04/01/2020		1,090,000	1,163,559
Murphy Oil USA, Inc.
6.000%, 08/15/2023		600,000	631,500
NCL Corp., Ltd.
5.000%, 02/15/2018		510,000	526,575
Neiman Marcus Group, Ltd., LLC, PIK
8.750%, 10/15/2021 (S)		1,370,000	1,493,300
New Academy Finance Company LLC,
PIK
8.000%, 06/15/2018 (S)		140,000	142,975
New Cotai LLC, PIK
10.625%, 05/01/2019 (S)		1,412,801	1,624,721
Numericable Group SA
6.000%, 05/15/2022 (S)		1,400,000	1,456,000
Ono Finance II PLC
10.875%, 07/15/2019 (S)		840,000	917,700
Regal Entertainment Group
5.750%, 03/15/2022		550,000	569,250
Schaeffler Holding Finance BV, PIK
6.875%, 08/15/2018 (S)	EUR	1,200,000	1,729,426

42

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Service Corp. International
7.500%, 04/01/2027	$480,000	$530,400
Seven Seas Cruises S. de R.L. LLC
9.125%, 05/15/2019	990,000	1,080,338
SiTV LLC
10.375%, 07/01/2019 (S)	200,000	205,000
Sotheby’s
5.250%, 10/01/2022 (S)	680,000	661,300
Spencer Spirit Holdings, Inc.
11.000%, 05/01/2017 (S)	400,000	424,500
Spencer Spirit Holdings, Inc., PIK
9.000%, 05/01/2018 (S)	1,600,000	1,639,360
Standard Pacific Corp.
6.250%, 12/15/2021	480,000	512,400
StoneMor Partners LP
7.875%, 06/01/2021 (S)	530,000	556,500
Taylor Morrison Communities, Inc.
5.625%, 03/01/2024 (S)	80,000	79,200
7.750%, 04/15/2020 (S)	1,104,000	1,206,120
The Men’s Wearhouse, Inc.
7.000%, 07/01/2022 (S)	380,000	393,300
Univision Communications, Inc.
6.750%, 09/15/2022 (S)	306,000	338,513
6.875%, 05/15/2019 (S)	1,400,000	1,494,500
7.875%, 11/01/2020 (S)	150,000	165,000
Virgin Media Finance PLC
6.375%, 04/15/2023 (S)	860,000	933,100
Virgin Media Secured Finance PLC
5.500%, 01/15/2025 (S)	670,000	693,450
William Lyon Homes, Inc.
5.750%, 04/15/2019 (S)	580,000	594,500
8.500%, 11/15/2020	760,000	850,250
WMG Acquisition Corp.
6.750%, 04/15/2022 (S)	1,000,000	1,000,000
Woodside Homes Company LLC
6.750%, 12/15/2021 (S)	1,100,000	1,122,000
		57,971,479
Consumer Staples - 5.7%
Alliance One International, Inc.
9.875%, 07/15/2021	920,000	943,000
Beverages & More, Inc.
10.000%, 11/15/2018 (S)	1,210,000	1,185,800
Carolina Beverage Group LLC
10.625%, 08/01/2018 (S)	480,000	517,200
Century Intermediate Holding Company 2,
PIK
9.750%, 02/15/2019 (S)	1,070,000	1,140,888
Ceridian LLC
8.125%, 11/15/2017 (S)	740,000	747,400
Constellation Brands, Inc.
4.250%, 05/01/2023	900,000	901,125
Crestview DS Merger Sub II, Inc.
10.000%, 09/01/2021 (S)	1,120,000	1,251,600
Dole Food Company, Inc.
7.250%, 05/01/2019 (S)	880,000	891,000
First Quality Finance Company, Inc.
4.625%, 05/15/2021 (S)	620,000	585,900
Hearthside Group Holdings LLC
6.500%, 05/01/2022 (S)	940,000	937,650
HJ Heinz Company
4.250%, 10/15/2020	520,000	523,250
Hypermarcas SA
6.500%, 04/20/2021 (S)	1,350,000	1,468,125

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer Staples (continued)
Lantheus Medical Imaging, Inc.
9.750%, 05/15/2017	$1,620,000	$1,682,775
Pactiv LLC
7.950%, 12/15/2025	340,000	363,800
8.375%, 04/15/2027	1,070,000	1,155,600
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020	570,000	601,350
9.875%, 08/15/2019	1,000,000	1,108,750
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)	1,660,000	1,778,275
Smithfield Foods, Inc.
5.875%, 08/01/2021 (S)	640,000	676,800
Spectrum Brands, Inc.
6.625%, 11/15/2022	120,000	129,900
Wells Enterprises, Inc.
6.750%, 02/01/2020 (S)	553,000	581,341
		19,171,529
Energy - 17.7%
Access Midstream Partners LP
6.125%, 07/15/2022	1,900,000	2,099,500
Adaro Indonesia PT
7.625%, 10/22/2019 (S)	730,000	766,500
Arch Coal, Inc.
9.875%, 06/15/2019	1,800,000	1,534,500
Atlas Pipeline Partners LP
4.750%, 11/15/2021	700,000	686,000
5.875%, 08/01/2023	570,000	579,975
Atwood Oceanics, Inc.
6.500%, 02/01/2020	930,000	992,775
Berry Petroleum Company LLC
6.750%, 11/01/2020	1,700,000	1,789,250
Calumet Specialty Products Partners LP
6.500%, 04/15/2021 (S)	460,000	469,200
9.625%, 08/01/2020	630,000	726,075
CGG SA
6.500%, 06/01/2021	990,000	982,575
Chesapeake Energy Corp.
6.125%, 02/15/2021	1,440,000	1,612,800
6.875%, 11/15/2020	80,000	92,800
Cimarex Energy Company
4.375%, 06/01/2024	830,000	846,600
Cloud Peak Energy Resources LLC
6.375%, 03/15/2024	440,000	459,800
Comstock Resources, Inc.
9.500%, 06/15/2020	580,000	661,200
Corral Petroleum Holdings AB, PIK
15.000%, 12/31/2017 (S)	1,387,583	1,339,018
Crestwood Midstream Partners LP
6.125%, 03/01/2022 (S)	700,000	736,750
EDC Finance, Ltd.
4.875%, 04/17/2020 (S)	450,000	439,875
El Paso Corp.
6.500%, 09/15/2020	250,000	276,875
7.750%, 01/15/2032	660,000	727,650
EXCO Resources, Inc.
8.500%, 04/15/2022	600,000	648,000
Exterran Partners LP
6.000%, 10/01/2022 (S)	290,000	294,350
First Wind Capital LLC
10.250%, 06/01/2018 (S)	1,980,000	2,118,600
Foresight Energy LLC
7.875%, 08/15/2021 (S)	1,050,000	1,123,500

43

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
FTS International, Inc.
6.250%, 05/01/2022 (S)	$870,000	$889,575
Halcon Resources Corp.
8.875%, 05/15/2021	1,710,000	1,838,250
9.750%, 07/15/2020	500,000	545,625
Hercules Offshore, Inc.
7.500%, 10/01/2021 (S)	1,950,000	1,935,375
8.750%, 07/15/2021 (S)	700,000	740,250
Hiland Partners LP
5.500%, 05/15/2022 (S)	590,000	597,375
7.250%, 10/01/2020 (S)	600,000	654,000
KCA Deutag UK Finance PLC
7.250%, 05/15/2021 (S)	680,000	703,800
Kinder Morgan, Inc.
5.625%, 11/15/2023 (S)	970,000	996,675
Kodiak Oil & Gas Corp.
8.125%, 12/01/2019	500,000	553,750
Lonestar Resources America, Inc.
8.750%, 04/15/2019 (S)	300,000	303,000
Magnum Hunter Resources Corp.
9.750%, 05/15/2020	1,410,000	1,558,050
MarkWest Energy Partners LP
4.500%, 07/15/2023	1,090,000	1,111,800
6.250%, 06/15/2022	19,000	20,758
MEG Energy Corp.
6.375%, 01/30/2023 (S)	800,000	850,000
7.000%, 03/31/2024 (S)	310,000	341,775
Milagro Oil & Gas, Inc.
10.500%, 05/15/2016 (H)	1,370,000	1,068,600
Natural Resource Partners LP
9.125%, 10/01/2018	630,000	661,500
New Gulf Resources LLC
11.750%, 05/15/2019	900,000	905,625
Pacific Drilling SA
5.375%, 06/01/2020 (S)	930,000	911,400
Pan American Energy LLC
7.875%, 05/07/2021	299,000	312,455
Parker Drilling Company
6.750%, 07/15/2022 (S)	730,000	759,200
Parsley Energy LLC
7.500%, 02/15/2022 (S)	950,000	1,014,125
Peabody Energy Corp.
7.875%, 11/01/2026	80,000	83,800
Penn Virginia Resource Partners LP
6.500%, 05/15/2021	550,000	599,500
Petrobras Global Finance BV
6.250%, 03/17/2024	1,210,000	1,287,924
Plains Exploration & Production Company
6.875%, 02/15/2023	270,000	315,900
Puma International Financing SA
6.750%, 02/01/2021 (S)	1,640,000	1,689,364
QEP Resources, Inc.
5.250%, 05/01/2023	970,000	991,825
5.375%, 10/01/2022	480,000	494,400
6.875%, 03/01/2021	140,000	157,150
Quicksilver Resources, Inc.
11.000%, 07/01/2021	870,000	880,875
Regency Energy Partners LP
4.500%, 11/01/2023	700,000	693,000
Rice Energy, Inc.
6.250%, 05/01/2022 (S)	770,000	789,250
Rose Rock Midstream LP
5.625%, 07/15/2022 (S)	630,000	637,875

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Samson Investment Company
10.750%, 02/15/2020 (S)		$1,720,000	$1,812,450
Sanchez Energy Corp.
6.125%, 01/15/2023 (S)		430,000	443,975
7.750%, 06/15/2021 (S)		1,710,000	1,855,350
SESI LLC
7.125%, 12/15/2021		710,000	800,525
Shelf Drilling Holdings, Ltd.
8.625%, 11/01/2018 (S)		470,000	502,900
Sidewinder Drilling, Inc.
9.750%, 11/15/2019 (S)		680,000	690,200
Summit Midstream Holdings LLC
7.500%, 07/01/2021		500,000	545,000
Targa Resources Partners LP
5.250%, 05/01/2023		460,000	480,700
6.375%, 08/01/2022		525,000	570,938
Ultra Petroleum Corp.
5.750%, 12/15/2018 (S)		700,000	735,000
Westmoreland Coal Company
10.750%, 02/01/2018 (S)		520,000	558,350
			58,893,382
Financials - 7.9%
AerCap Ireland Capital, Ltd.
4.500%, 05/15/2021 (S)		820,000	834,350
Ally Financial, Inc.
8.000%, 03/15/2020		500,000	607,500
Bank of America Corp. (5.200% to
06/01/2023, then 3 month
LIBOR + 3.135%)
06/01/2023 (Q)		980,000	938,350
Barclays Bank PLC
7.625%, 11/21/2022		320,000	364,000
10.179%, 06/12/2021 (S)		880,000	1,217,225
CIT Group, Inc.
5.000%, 08/01/2023		1,790,000	1,832,512
Citigroup, Inc.
6.300%, 05/15/2024 (Q)		1,770,000	1,803,188
Compiler Finance Sub, Inc.
7.000%, 05/01/2021 (S)		830,000	842,450
Credit Agricole SA (8.375% to
10/13/2019, then 3 month
LIBOR + 6.982%)
10/13/2019 (L)(Q)(S)		460,000	543,375
CTR Partnership LP
5.875%, 06/01/2021 (S)		690,000	695,175
Fidelity & Guaranty Life Holdings, Inc.
6.375%, 04/01/2021 (S)		470,000	504,075
First Cash Financial Services, Inc.
6.750%, 04/01/2021 (S)		350,000	372,750
Globe Luxembourg SCA
9.625%, 05/01/2018 (S)		1,460,000	1,620,746
GMAC International Finance BV
7.500%, 04/21/2015	EUR	530,000	761,791
Jack Cooper Holdings Corp.
9.250%, 06/01/2020 (S)		$1,900,000	2,090,000
JPMorgan Chase & Company (5.150% to
05/01/2023, then 3 month
LIBOR + 3.250%)
05/01/2023 (Q)		380,000	364,325
Liberty Mutual Group, Inc.
7.800%, 03/15/2037 (S)		430,000	507,400
M&T Bank Corp.
6.875%, 06/15/2016 (Q)		790,000	799,154

44

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Navient Corp.
6.125%, 03/25/2024		$490,000	$496,738
8.000%, 03/25/2020		1,110,000	1,283,438
Realogy Group LLC
4.500%, 04/15/2019 (S)		200,000	199,500
Stearns Holdings, Inc.
9.375%, 08/15/2020 (S)		470,000	492,325
The Howard Hughes Corp.
6.875%, 10/01/2021 (S)		1,100,000	1,177,000
The Royal Bank of Scotland Group PLC
6.000%, 12/19/2023		190,000	205,322
The Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)		1,740,000	2,105,400
The Royal Bank of Scotland NV
7.750%, 05/15/2023		210,000	240,829
The Royal Bank of Scotland PLC
13.125%, 03/19/2022 (P)	AUD	1,550,000	1,754,557
TMX Finance LLC
8.500%, 09/15/2018 (S)		$610,000	646,600
Wells Fargo & Company (5.900% to
06/15/2024, then 3 month
LIBOR + 3.110%)
06/15/2024 (Q)		1,120,000	1,185,800
			26,485,875
Health Care - 3.9%
Acadia Healthcare Company, Inc.
5.125%, 07/01/2022 (S)		310,000	310,775
6.125%, 03/15/2021		650,000	682,500
12.875%, 11/01/2018		390,000	466,050
Alere, Inc.
6.500%, 06/15/2020		920,000	966,000
Catamaran Corp.
4.750%, 03/15/2021		780,000	787,800
DJO Finance LLC
9.750%, 10/15/2017		210,000	219,975
9.875%, 04/15/2018		890,000	961,200
ExamWorks Group, Inc.
9.000%, 07/15/2019		1,000,000	1,100,000
Fresenius Medical Care
US Finance II, Inc.
5.875%, 01/31/2022 (S)		1,000,000	1,105,000
Fresenius Medical Care US Finance, Inc.
5.750%, 02/15/2021 (S)		110,000	120,175
Grifols Worldwide Operations, Ltd.
5.250%, 04/01/2022 (S)		520,000	539,500
HCA, Inc.
5.000%, 03/15/2024		2,240,000	2,270,957
7.500%, 02/15/2022		150,000	173,063
IASIS Healthcare LLC
8.375%, 05/15/2019		800,000	853,000
JLL/Delta Dutch Newco BV
7.500%, 02/01/2022 (S)		1,310,000	1,355,850
Salix Pharmaceuticals, Ltd.
6.000%, 01/15/2021 (S)		500,000	536,250
Teleflex, Inc.
5.250%, 06/15/2024 (S)		550,000	555,500
			13,003,595

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials - 15.6%
Air Canada 2013-1 Class B Pass
Through Trust
5.375%, 05/15/2021 (S)	$317,324	$328,430
Air Canada 2013-1 Class C Pass
Through Trust
6.625%, 05/15/2018 (S)	200,000	207,040
Alliant Techsystems, Inc.
5.250%, 10/01/2021 (S)	900,000	929,250
America West Airlines 2001-1 Pass
Through Trust
7.100%, 04/02/2021	151,742	168,434
American Airlines 2013-1 Class B Pass
Through Trust
5.625%, 01/15/2021 (S)	252,385	261,218
American Airlines 2013-1 Class C Pass
Through Trust
6.125%, 07/15/2018 (S)	1,790,000	1,897,400
American Airlines 2013-2 Class B Pass
Through Trust
5.600%, 07/15/2020 (S)	867,255	910,618
American Builders & Contractors Supply
Company, Inc.
5.625%, 04/15/2021 (S)	1,180,000	1,221,300
Andrade Gutierrez International SA
4.000%, 04/30/2018 (S)	490,000	487,550
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)	1,220,000	1,332,850
Ashton Woods USA LLC
6.875%, 02/15/2021 (S)	520,000	520,000
Ausdrill Finance Pty, Ltd.
6.875%, 11/01/2019 (S)	980,000	913,850
Carlson Travel Holdings, Inc.
7.500%, 08/15/2019 (S)	260,000	265,200
CBC Ammo LLC
7.250%, 11/15/2021 (S)	1,450,000	1,497,125
Continental Airlines 2001-1 Class B Pass
Through Trust
7.373%, 12/15/2015	31,911	34,202
Continental Airlines 2007-1 Class B Pass
Through Trust
6.903%, 04/19/2022	118,689	128,778
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	663,616	783,067
Delta Air Lines 2009-1 Series B Pass
Through Trust
9.750%, 12/17/2016	228,518	266,224
Delta Air Lines Pass Through Certificates
Series 2012-1, Class B
6.875%, 05/07/2019 (S)	439,544	490,091
DH Services Luxembourg Sarl
7.750%, 12/15/2020 (S)	2,000,000	2,145,000
Ducommun, Inc.
9.750%, 07/15/2018	1,170,000	1,301,988
Emeco Pty, Ltd.
9.875%, 03/15/2019 (S)	500,000	513,125
Empresas ICA SAB de CV
8.875%, 05/29/2024 (S)	1,340,000	1,377,520
Erickson, Inc.
8.250%, 05/01/2020 (L)	1,335,000	1,371,713
Flexi-Van Leasing, Inc.
7.875%, 08/15/2018 (S)	750,000	810,000

45

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Florida East Coast Holdings Corp.
6.750%, 05/01/2019 (S)		$580,000	$612,625
9.750%, 05/01/2020 (L)(S)		340,000	359,125
Garda World Security Corp.
7.250%, 11/15/2021 (S)		300,000	315,375
GenCorp, Inc.
7.125%, 03/15/2021		380,000	415,150
Global Ship Lease, Inc.
10.000%, 04/01/2019 (S)		470,000	505,250
Griffon Corp.
5.250%, 03/01/2022		1,520,000	1,510,500
H&E Equipment Services, Inc.
7.000%, 09/01/2022		930,000	1,027,650
Hapag-Lloyd AG
9.750%, 10/15/2017 (S)		760,000	811,300
Hawaiian Airlines 2013-1 Class B Pass
Through Certificates
4.950%, 01/15/2022		1,040,000	1,032,200
Horizon Lines LLC
11.000%, 10/15/2016		465,000	466,163
Horizon Lines LLC, PIK
13.000%, 10/15/2016		907,949	839,853
International Lease Finance Corp.
8.250%, 12/15/2020		2,340,000	2,889,900
International Wire Group Holdings, Inc.
8.500%, 10/15/2017 (S)		530,000	575,050
JM Huber Corp.
9.875%, 11/01/2019 (S)		410,000	466,888
Jurassic Holdings III, Inc.
6.875%, 02/15/2021 (S)		530,000	540,600
KP Germany Erste GmbH
11.625%, 07/15/2017 (S)	EUR	220,000	338,902
11.625%, 07/15/2017		180,000	277,283
LMI Aerospace, Inc.
7.375%, 07/15/2019 (S)		$440,000	449,900
Michael Baker Holdings LLC, PIK
8.875%, 04/15/2019 (S)		1,420,000	1,420,000
Michael Baker International LLC
8.250%, 10/15/2018 (S)		1,140,000	1,214,100
Navios Maritime Acquisition Corp.
8.125%, 11/15/2021 (S)		1,050,000	1,097,250
Neovia Logistics Intermediate
Holdings LLC, PIK
10.000%, 02/15/2018 (S)		1,790,000	1,852,650
NES Rentals Holdings, Inc.
7.875%, 05/01/2018 (S)		740,000	784,400
Rearden G Holdings EINS GmbH
7.875%, 03/30/2020 (S)		932,000	985,590
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)		80,000	89,600
syncreon Group BV
8.625%, 11/01/2021 (S)		1,240,000	1,258,600
TransDigm, Inc.
6.000%, 07/15/2022 (S)		1,070,000	1,099,425
Triumph Group, Inc.
5.250%, 06/01/2022 (S)		400,000	401,000
Ultrapetrol Bahamas, Ltd.
8.875%, 06/15/2021		770,000	833,525
United Airlines 2014-1 Class B Pass
Through Trust
4.750%, 04/11/2022		1,340,000	1,361,775
United Rentals North America, Inc.
5.750%, 11/15/2024		870,000	903,713

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
United Rentals North America, Inc. (continued)
7.625%, 04/15/2022		$750,000	$841,875
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021		796,300	869,958
Vander Intermediate Holding II Corp.,
PIK
9.750%, 02/01/2019 (S)		200,000	213,000
Watco Companies LLC
6.375%, 04/01/2023 (S)		650,000	663,000
WESCO Distribution, Inc.
5.375%, 12/15/2021 (S)		580,000	593,050
West Corp.
5.375%, 07/15/2022 (S)		1,800,000	1,777,500
			51,855,698
Information Technology - 2.4%
ACI Worldwide, Inc.
6.375%, 08/15/2020 (S)		780,000	820,950
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)		300,000	323,250
6.125%, 09/15/2023 (S)		640,000	704,000
Ancestry.com, Inc.
11.000%, 12/15/2020		430,000	504,175
Ancestry.com, Inc., PIK
9.625%, 10/15/2018 (S)		390,000	403,163
Audatex North America, Inc.
6.000%, 06/15/2021 (S)		50,000	53,375
6.125%, 11/01/2023 (S)		260,000	277,550
First Data Corp.
11.750%, 08/15/2021		1,150,000	1,362,750
12.625%, 01/15/2021		1,670,000	2,056,188
First Data Corp., PIK
8.750%, 01/15/2022 (S)		80,000	88,300
Interface Security Systems Holdings, Inc.
9.250%, 01/15/2018 (S)		630,000	647,325
Kemet Corp.
10.500%, 05/01/2018		170,000	179,775
Sanmina Corp.
4.375%, 06/01/2019 (S)		620,000	619,225
			8,040,026
Materials - 9.3%
AngloGold Ashanti Holdings PLC
8.500%, 07/30/2020		406,000	454,720
Appvion, Inc. 9.000%, 06/01/2020 (S)		2,010,000	1,999,950
Ardagh Finance Holdings SA, PIK
8.625%, 06/15/2019 (S)		750,000	772,500
Ardagh Packaging Finance PLC
3.232%, 12/15/2019 (S)		1,010,000	1,007,475
6.000%, 06/30/2021 (S)		210,000	209,738
6.750%, 01/31/2021 (S)		860,000	887,950
7.000%, 11/15/2020 (S)		91,765	94,976
7.375%, 10/15/2017 (S)	EUR	290,000	417,945
9.125%, 10/15/2020 (S)		$720,000	788,400
AuRico Gold, Inc. 7.750%, 04/01/2020 (S)		620,000	613,800
Barminco Finance Pty, Ltd.
9.000%, 06/01/2018 (S)		940,000	921,200
Cemex SAB de CV 9.000%, 01/11/2018		200,000	215,000
Clearwater Paper Corp.
4.500%, 02/01/2023		350,000	339,500
Coeur Mining, Inc. 7.875%, 02/01/2021		1,130,000	1,135,650
Eagle Spinco, Inc. 4.625%, 02/15/2021		615,000	613,463

46

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Essar Steel Minnesota LLC
11.500%, 05/15/2020 (S)		$830,000	$839,338
Evraz Group SA
6.750%, 04/27/2018 (S)		700,000	690,375
9.500%, 04/24/2018		100,000	107,625
Exopack Holdings SA
7.875%, 11/01/2019 (S)		1,140,000	1,219,800
Fibria Overseas Finance, Ltd.
5.250%, 05/12/2024		480,000	477,600
FMG Resources August 2006 Pty, Ltd.
6.875%, 02/01/2018 to 04/01/2022 (S)		1,820,000	1,938,675
8.250%, 11/01/2019 (S)		300,000	326,625
Global Brass & Copper, Inc.
9.500%, 06/01/2019		570,000	649,800
Hexion US Finance Corp.
6.625%, 04/15/2020		250,000	265,000
8.875%, 02/01/2018		710,000	738,400
HIG BBC Intermediate Holdings LLC,
PIK 10.500%, 09/15/2018 (S)		470,000	481,750
INEOS Group Holdings SA
6.125%, 08/15/2018 (L)(S)		280,000	289,800
Kerling PLC 10.625%, 02/01/2017 (S)	EUR	553,000	802,967
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (H)(S)		$980,000	421,400
Mirabela Nickel, Ltd.
8.750%, 04/15/2018 (H)(S)		790,000	181,700
Molycorp, Inc. 10.000%, 06/01/2020 (L)		552,000	507,840
Momentive Performance Materials, Inc.
8.875%, 10/15/2020 (H)		180,000	192,150
Prince Mineral Holding Corp.
12.000%, 12/15/2019 (S)		380,000	428,450
Resolute Forest Products, Inc.
5.875%, 05/15/2023		1,410,000	1,388,850
Ryerson, Inc.
9.000%, 10/15/2017		1,420,000	1,519,400
11.250%, 10/15/2018		290,000	323,350
Sappi Papier Holding GmbH
6.625%, 04/15/2021 (S)		90,000	94,950
St. Barbara, Ltd. 8.875%, 04/15/2018 (S)		1,220,000	1,009,550
Suncoke Energy Partners LP
7.375%, 02/01/2020 (S)		320,000	341,600
Thompson Creek Metals Company, Inc.
9.750%, 12/01/2017		500,000	566,250
12.500%, 05/01/2019		490,000	553,700
Vedanta Resources PLC
6.000%, 01/31/2019 (S)		2,340,000	2,419,092
6.750%, 06/07/2016 (L)(S)		710,000	750,825
Verso Paper Holdings LLC
11.750%, 01/15/2019		910,000	957,775
			30,956,904
Telecommunication Services - 5.7%
Axtel SAB de CV (8.000% until
01/31/2015, then 9.000% thereafter)
01/31/2020 (S)		629,000	640,008
CenturyLink, Inc.
5.800%, 03/15/2022		830,000	864,238
Cogent Communications Group, Inc.
8.375%, 02/15/2018 (S)		1,100,000	1,174,250
Intelsat Jackson Holdings SA
5.500%, 08/01/2023		1,810,000	1,796,425
7.500%, 04/01/2021		790,000	866,038
Level 3 Financing, Inc.
7.000%, 06/01/2020		320,000	349,600

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Telecommunication Services (continued)
Level 3 Financing, Inc. (continued)
8.625%, 07/15/2020	$1,000,000	$1,120,000
Sprint Capital Corp.
6.875%, 11/15/2028	780,000	787,800
8.750%, 03/15/2032	5,210,000	6,017,550
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)	620,000	751,750
Sprint Corp.
7.875%, 09/15/2023 (S)	500,000	556,250
tw telecom holdings, Inc.
6.375%, 09/01/2023	1,400,000	1,592,500
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)	810,000	884,925
Vimpel Communications OJSC
8.250%, 05/23/2016	947,000	1,029,294
VimpelCom Holdings BV
7.504%, 03/01/2022 (S)	460,000	496,225
Windstream Corp.
7.500%, 06/01/2022	10,000	10,888
		18,937,741
Utilities - 2.9%
AES Corp.
4.875%, 05/15/2023	470,000	465,300
5.500%, 03/15/2024	660,000	674,850
7.375%, 07/01/2021	550,000	643,500
Atlantic Power Corp.
9.000%, 11/15/2018	100,000	104,750
Calpine Corp.
7.500%, 02/15/2021 (S)	222,000	240,870
Midwest Generation LLC, Series B
8.560%, 01/02/2016	528,251	540,137
Mirant Mid-Atlantic LLC
10.060%, 12/30/2028	2,055,761	2,315,301
NRG REMA LLC
9.237%, 07/02/2017	1,898,099	2,002,494
Red Oak Power LLC
9.200%, 11/30/2029	1,030,000	1,133,000
Suburban Propane Partners LP
5.500%, 06/01/2024	1,510,000	1,528,875
		9,649,077
TOTAL CORPORATE BONDS (Cost $289,766,932)		$294,965,306

CAPITAL PREFERRED SECURITIES - 0.8%
Consumer Staples - 0.2%
Land O’Lakes Capital Trust I
7.450%, 03/15/2028 (S)	690,000	693,450
Financials - 0.6%
ILFC E-Capital Trust I (1.550% + Highest
of 3 month LIBOR, 10 year CMT and
30 year CMT)
12/21/2065 (S)	1,000,000	980,000
ZFS Finance USA Trust II (6.450% to
06/15/2016 then 3 month
LIBOR + 2.000%)
12/15/2065 (S)	740,000	797,350
		1,777,350
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $2,218,952)		$2,470,800

47

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value
CONVERTIBLE BONDS - 0.2%
Materials - 0.2%
Mirabela Nickel, Ltd.
9.500%, 06/20/2019 (S)		$645,000	$530,061
Telecommunication Services - 0.0%
Axtel SAB de CV (8.000% until
01/31/2015, then 9.000% thereafter)
01/31/2020 (S)	MXN	717,000	91,190
TOTAL CONVERTIBLE BONDS (Cost $757,260)			$621,251
MUNICIPAL BONDS - 0.1%
Commonwealth of Puerto Rico
8.000%, 07/01/2035		$460,000	404,805
TERM LOANS (M) - 3.7%
Consumer Discretionary - 0.9%
CWGS Group LLC
5.750%, 02/20/2020		1,194,875	1,202,343
Equinox Holdings, Inc.
9.750%, 07/31/2020		630,000	637,875
Stockbridge
13.000%, 05/02/2017		680,000	754,800
The Gymboree Corp.
5.000%, 02/23/2018		310,000	264,533
			2,859,551
Consumer Staples - 0.1%
AdvancePierre Foods, Inc.
9.500%, 10/10/2017		270,000	259,875
Health Care - 0.8%
CRC Health Corp.
9.000%, 09/28/2021		650,000	654,875
Immucor, Inc.
5.000%, 08/17/2018		301,545	302,864
Physiotherapy Associates Holdings, Inc.
10.000%, 10/10/2016		830,000	817,550
Radnet Management Inc
8.000%, 03/25/2021		830,000	832,075
			2,607,364
Industrials - 0.9%
Commercial Barge Line Company
10.750%, 03/22/2020		1,860,000	1,878,600
Intelligrated, Inc.
10.500%, 01/30/2020		1,070,000	1,082,038
			2,960,638
Materials - 0.1%
Kronos, Inc.
9.750%, 04/30/2020		510,000	525,725
Utilities - 0.9%
Energy Future Intermediate Holding
Company LLC
4.250%, 06/10/2016		3,065,550	3,084,710
TOTAL TERM LOANS (Cost $12,090,805)			$12,297,863
COMMON STOCKS - 2.6%
Consumer Discretionary - 0.2%
Bossier Casino Venture Holdco, Inc. (I)(S)		43,365	$86,730
Ford Motor Company		36,705	632,795
PB Investors II LLC		127,402	0
Tropicana Entertainment LLC (I)		7,500	7,500
Vertis Holdings, Inc. (I)		69,391	0
			727,025

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Financials - 1.2%
Citigroup, Inc.	32,112	$1,512,475
JPMorgan Chase & Company	13,909	801,437
KCAD Holdings I, Ltd. (I)	165,553,563	1,238,341
Realogy Holdings Corp. (I)	10,075	379,928
		3,932,181
Health Care - 0.2%
Physiotherapy
Associates Holdings, Inc. (I)	11,500	628,130
Industrials - 0.8%
DeepOcean Group Holdings AS (I)	83,286	2,585,197
Horizon Lines, Inc., Class A (I)	373,764	149,468
		2,734,665
Materials - 0.2%
LyondellBasell Industries NV, Class A	6,013	587,169
Mirabela Nickel, Ltd. (I)	323,713	12,210
		599,379
TOTAL COMMON STOCKS (Cost $10,016,083)		$8,621,380
PREFERRED SECURITIES - 1.8%
Financials - 1.8%
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	120,597	$3,292,298
Santander Finance Preferred
SAU, 10.500%	2,489	2,603,338
		5,895,636
Materials - 0.0%
ArcelorMittal, 6.000%	5,400	121,446
TOTAL PREFERRED SECURITIES (Cost $5,947,593)		$6,017,082
ESCROW CERTIFICATES - 0.0%
Consumer Discretionary - 0.0%
Adelphia Communications Corp.
7.750%, 01/15/2049 (I)	3,000,000	21,000
9.875%, 03/01/2049 (I)	2,050,000	14,350
10.250%, 11/01/2049 (I)	1,025,000	7,175
		42,525
TOTAL ESCROW CERTIFICATES (Cost $440,831)		$42,525
WARRANTS - 0.0%
Lear Corp. (Expiration Date: 11/09/2014;
Strike Price: $0.005) (I)	259	44,973
Mood Media Corp. (Expiration Date:
05/06/2016; Strike Price: $3.50) (I)	66,933	45
TOTAL WARRANTS (Cost $0)		$45,018
SECURITIES LENDING COLLATERAL - 2.1%
John Hancock Collateral
Investment Trust, 0.0995% (W)(Y)	706,038	$7,065,606
TOTAL SECURITIES LENDING
COLLATERAL (Cost $7,065,564)		$7,065,606
SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
State Street Institutional Liquid Reserves
Fund, 0.0619% (Y)	$ 2,888,294	$2,888,294
48

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 0.0%
Repurchase Agreement with State
Street Corp. dated 06/30/2014 at
0.000% to be repurchased at $120,136
on 07/01/2014, collateralized by
$130,000 Federal National Mortgage
Association, 2.080% due 11/02/2022
(valued at $123,013, including interest)	$120,136	$120,136
TOTAL SHORT-TERM INVESTMENTS (Cost $3,008,430)		$3,008,430
Total Investments (High Yield Trust)
(Cost $335,668,163) - 101.8%		$339,137,127
Other assets and liabilities, net - (1.8%)		(5,838,244)
TOTAL NET ASSETS - 100.0%		$333,298,883

Income Trust
		Shares or
		Principal
		Amount	Value
CORPORATE BONDS - 31.1%
Consumer Discretionary - 5.1%
Academy, Ltd. 9.250%, 08/01/2019 (S)		$400,000	$429,000
Altice SA 7.750%, 05/15/2022 (S)		500,000	533,750
Cablevision Systems Corp.
7.750%, 04/15/2018		2,000,000	2,262,500
Caesars Entertainment Operating
Company, Inc. 11.250%, 06/01/2017		450,000	411,750
CBS Outdoor Americas Capital LLC
5.250%, 02/15/2022 (S)		100,000	102,750
5.625%, 02/15/2024 (S)		100,000	103,250
CCO Holdings LLC
5.125%, 02/15/2023		900,000	904,500
6.500%, 04/30/2021		1,000,000	1,065,000
Chrysler Group LLC 8.000%, 06/15/2019		3,000,000	3,258,750
Clear Channel Communications, Inc.
9.000%, 12/15/2019 to 03/01/2021		1,719,000	1,835,509
CSC Holdings LLC 6.750%, 11/15/2021		2,000,000	2,200,000
Cumulus Media Holdings, Inc.
7.750%, 05/01/2019		700,000	735,000
DISH DBS Corp. 5.000%, 03/15/2023		1,500,000	1,528,123
KB Home 7.500%, 09/15/2022		700,000	777,000
Laureate Education, Inc.
9.250%, 09/01/2019 (S)		500,000	515,000
MGM Resorts International
6.750%, 10/01/2020		400,000	446,500
10.000%, 11/01/2016		1,500,000	1,773,750
Numericable Group SA
6.000%, 05/15/2022 (S)		1,000,000	1,040,000
Sirius XM Radio, Inc.
6.000%, 07/15/2024 (S)		700,000	728,000
The Goodyear Tire & Rubber Company
6.500%, 03/01/2021		1,600,000	1,736,000
Visant Corp. 10.000%, 10/01/2017		1,900,000	1,771,750
			24,157,882
Consumer Staples - 2.3%
Alliance One International, Inc.
9.875%, 07/15/2021		1,000,000	1,025,000
Boparan Finance PLC
9.750%, 04/30/2018 (S)	EUR	700,000	1,031,597
9.875%, 04/30/2018 (S)	GBP	750,000	1,379,816

Income Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer Staples (continued)
JBS USA LLC
7.250%, 06/01/2021 (S)	$1,200,000	$1,287,000
8.250%, 02/01/2020 (S)	700,000	759,500
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020	900,000	949,500
7.875%, 08/15/2019	300,000	326,625
9.875%, 08/15/2019	1,500,000	1,663,125
SUPERVALU, Inc. 8.000%, 05/01/2016	1,300,000	1,428,375
US Foods, Inc. 8.500%, 06/30/2019	800,000	856,400
		10,706,938
Energy - 5.4%
Alpha Natural Resources, Inc.
7.500%, 08/01/2020 (S)	300,000	290,250
Antero Resources Finance Corp.
5.375%, 11/01/2021	600,000	622,500
Arch Coal, Inc. 7.000%, 06/15/2019 (L)	750,000	568,125
Bill Barrett Corp. 7.000%, 10/15/2022	500,000	530,000
Chesapeake Energy Corp.
5.750%, 03/15/2023	4,200,000	4,667,040
6.875%, 11/15/2020	100,000	116,000
CONSOL Energy, Inc.
5.875%, 04/15/2022 (S)	1,300,000	1,361,750
8.250%, 04/01/2020	1,400,000	1,515,500
El Paso Corp. 7.750%, 01/15/2032	300,000	330,750
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/2017	1,000,000	1,065,000
EP Energy LLC 9.375%, 05/01/2020	1,000,000	1,145,000
Expro Finance Luxembourg SCA
8.500%, 12/15/2016 (S)	613,000	640,585
Kinder Morgan, Inc.
5.625%, 11/15/2023 (S)	1,300,000	1,335,750
Linn Energy LLC 8.625%, 04/15/2020	1,700,000	1,836,000
Midstates Petroleum Company, Inc.
10.750%, 10/01/2020	500,000	567,500
Niska Gas Storage Canada ULC
6.500%, 04/01/2019 (S)	500,000	480,000
Peabody Energy Corp.
6.250%, 11/15/2021 (L)	1,500,000	1,494,375
Regency Energy Partners LP
5.875%, 03/01/2022	200,000	217,250
Rice Energy, Inc. 6.250%, 05/01/2022 (S)	200,000	205,000
Sabine Pass Liquefaction LLC
5.750%, 05/15/2024 (S)	1,000,000	1,042,500
Sabine Pass LNG LP 7.500%, 11/30/2016	800,000	884,000
Samson Investment Company
10.750%, 02/15/2020 (S)	1,800,000	1,896,750
Sanchez Energy Corp.
7.750%, 06/15/2021 (S)	900,000	976,500
SandRidge Energy, Inc.
7.500%, 03/15/2021	500,000	541,875
W&T Offshore, Inc. 8.500%, 06/15/2019	1,200,000	1,296,000
		25,626,000
Financials - 3.8%
Bank of America Corp., (8.125% to
05/15/2018, then 3 month
LIBOR + 3.640%)
05/15/2018 (Q)	1,500,000	1,687,500
Citigroup, Inc.
6.300%, 05/15/2024 (P)(Q)	1,500,000	1,528,125
E*TRADE Financial Corp.
6.000%, 11/15/2017	500,000	520,000

49

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)	$7,500,000	$8,400,000
Nationstar Mortgage LLC
9.625%, 05/01/2019 (L)	2,000,000	2,230,000
Nuveen Investments, Inc.
9.500%, 10/15/2020 (S)	1,800,000	2,133,000
Stena International SA
5.750%, 03/01/2024 (S)	800,000	808,000
Wells Fargo & Company (5.900% to
06/15/2024, then 3 month
LIBOR + 3.110%)
06/15/2024 (Q)	800,000	847,000
		18,153,625
Health Care - 2.4%
Community Health Systems, Inc.
5.125%, 08/01/2021 (S)	300,000	307,500
6.875%, 02/01/2022 (S)	500,000	530,000
HCA, Inc.
5.875%, 05/01/2023	1,000,000	1,046,250
6.500%, 02/15/2020	1,300,000	1,462,500
7.500%, 02/15/2022	1,200,000	1,384,500
MPH Acquisition Holdings LLC
6.625%, 04/01/2022 (S)	300,000	314,250
Tenet Healthcare Corp.
8.000%, 08/01/2020	953,000	1,032,814
9.250%, 02/01/2015	3,400,000	3,566,940
Valeant Pharmaceuticals International
7.500%, 07/15/2021 (S)	1,400,000	1,550,500
		11,195,254
Industrials - 2.1%
Abengoa Finance SAU
8.875%, 11/01/2017 (S)	1,200,000	1,356,000
CEVA Group PLC 4.000%, 05/01/2018 (S)	2,100,000	1,953,000
Navistar International Corp.
8.250%, 11/01/2021	1,100,000	1,148,125
Ocean Rig UDW, Inc.
7.250%, 04/01/2019 (S)	3,000,000	2,970,000
Stena AB 7.000%, 02/01/2024 (S)	300,000	319,500
TransDigm, Inc.
6.000%, 07/15/2022 (S)	500,000	513,750
6.500%, 07/15/2024 (S)	500,000	520,625
United Rentals North America, Inc.
8.375%, 09/15/2020	900,000	987,750
		9,768,750
Information Technology - 3.6%
BMC Software Finance, Inc.
8.125%, 07/15/2021 (S)	1,500,000	1,543,125
Boxer Parent Company, Inc., PIK
9.000%, 10/15/2019 (S)	200,000	195,000
CDW LLC 8.500%, 04/01/2019	2,500,000	2,706,250
First Data Corp.
8.250%, 01/15/2021 (S)	3,500,000	3,832,500
12.625%, 01/15/2021	3,050,000	3,755,313
First Data Corp., PIK
8.750%, 01/15/2022 (S)	1,504,000	1,660,040
Freescale Semiconductor, Inc.
8.050%, 02/01/2020	1,028,000	1,110,240
10.750%, 08/01/2020	1,676,000	1,893,880
Infor US, Inc. 9.375%, 04/01/2019	200,000	222,750

Income Trust (continued)
		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Information Technology (continued)
SRA International, Inc.
11.000%, 10/01/2019		$300,000	$321,750
			17,240,848
Materials - 1.7%
Algeco Scotsman Global Finance PLC
8.500%, 10/15/2018 (S)		1,000,000	1,062,500
AngloGold Ashanti Holdings PLC
8.500%, 07/30/2020		600,000	672,000
Cemex SAB de CV
5.875%, 03/25/2019 (S)		500,000	522,500
9.000%, 01/11/2018 (S)		644,000	692,300
First Quantum Minerals, Ltd.
6.750%, 02/15/2020 (S)		517,000	532,510
7.000%, 02/15/2021 (S)		517,000	531,864
FMG Resources August 2006 Pty, Ltd.
6.875%, 02/01/2018 (S)		1,000,000	1,050,000
INEOS Finance PLC
8.375%, 02/15/2019 (S)		700,000	764,750
INEOS Group Holdings SA
5.875%, 02/15/2019 (S)		300,000	307,500
Orion Engineered Carbons Bondco GmbH
10.000%, 06/15/2018 (S)	EUR	1,200,000	1,769,519
			7,905,443
Telecommunication Services - 3.4%
CenturyLink, Inc. 6.750%, 12/01/2023		$200,000	218,500
Frontier Communications Corp.
8.500%, 04/15/2020		500,000	590,000
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)		3,000,000	3,637,500
11.500%, 11/15/2021		1,500,000	2,025,000
T-Mobile USA, Inc.
6.633%, 04/28/2021		2,500,000	2,706,250
6.731%, 04/28/2022		2,500,000	2,696,875
Telecom Italia SpA
5.303%, 05/30/2024 (S)		1,500,000	1,505,625
Verizon Communications, Inc.
5.150%, 09/15/2023		1,400,000	1,565,893
Wind Acquisition Finance SA
7.375%, 04/23/2021 (S)		1,000,000	1,067,500
			16,013,143
Utilities - 1.3%
Calpine Corp.
7.500%, 02/15/2021 (S)		800,000	868,000
7.875%, 07/31/2020 (S)		640,000	694,400
GenOn Energy, Inc. 7.875%, 06/15/2017		400,000	425,000
InterGen NV 7.000%, 06/30/2023 (S)		4,000,000	4,130,000
			6,117,400
TOTAL CORPORATE BONDS (Cost $133,212,415)			$146,885,283
CONVERTIBLE BONDS - 2.1%
Consumer Discretionary - 0.5%
Volkswagen International Finance NV
5.500%, 11/09/2015 (S)	EUR	1,500,000	2,400,041
Energy - 0.9%
Cobalt International Energy, Inc.
3.125%, 05/15/2024		$4,000,000	4,302,500
Materials - 0.7%
Cemex SAB de CV
3.250%, 03/15/2016		1,350,000	1,960,031

50

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value
CONVERTIBLE BONDS (continued)
Materials (continued)
Cemex SAB de CV (continued)
3.750%, 03/15/2018	$805,000	$1,221,084
		3,181,115
TOTAL CONVERTIBLE BONDS (Cost $8,076,230)		$9,883,656
TERM LOANS (M) - 2.0%
Consumer Discretionary - 0.8%
Clear Channel Communications, Inc.
3.800%, 01/29/2016	44,230	43,878
6.900%, 01/30/2019	2,539,722	2,527,023
7.650%, 07/30/2019	816,818	818,066
SuperMedia, Inc., PIK
11.600%, 12/30/2016	149,867	126,450
		3,515,417
Industrials - 0.7%
Drillships Financing Holding, Inc.
6.000%, 03/31/2021	1,994,975	2,018,843
Navistar, Inc.
5.750%, 08/17/2017	760,128	774,855
US Investigations Services LLC
5.000%, 02/21/2015	671,060	663,510
		3,457,208
Information Technology - 0.5%
First Data Corp.
4.154%, 03/24/2018	1,584,873	1,586,559
SRA International, Inc.
6.500%, 07/20/2018	771,429	772,875
		2,359,434
TOTAL TERM LOANS (Cost $9,076,287)		$9,332,059
COMMON STOCKS - 55.6%
Consumer Discretionary - 1.0%
Automobiles - 0.5%
Ford Motor Company	70,000	$1,206,800
General Motors Company	32,416	1,176,701
		2,383,501
Media - 0.0%
Dex Media, Inc. (I)(L)	19,933	222,054
Multiline Retail - 0.5%
Target Corp.	40,000	2,318,000
		4,923,555
Consumer Staples - 1.1%
Beverages - 0.9%
PepsiCo, Inc.	35,920	3,209,093
The Coca-Cola Company	24,470	1,036,549
		4,245,642
Food Products - 0.2%
Nestle SA	10,000	774,869
		5,020,511
Energy - 9.8%
Energy Equipment & Services - 1.5%
Halliburton Company	77,910	5,532,389
Transocean, Ltd. (L)	35,000	1,576,050
		7,108,439
Oil, Gas & Consumable Fuels - 8.3%
BP PLC, ADR	170,000	8,967,500

Income Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Canadian Oil Sands, Ltd.	130,000	$2,945,879
Chevron Corp.	22,230	2,902,127
Exxon Mobil Corp.	39,790	4,006,057
Royal Dutch Shell PLC, ADR	154,414	12,719,081
Spectra Energy Corp.	73,370	3,116,758
The Williams Companies, Inc.	46,570	2,710,840
Total SA, ADR (L)	25,000	1,805,000
		39,173,242
		46,281,681
Financials - 5.2%
Banks - 4.7%
Bank of America Corp.	200,000	3,074,000
Barclays PLC	150,000	546,416
HSBC Holdings PLC	250,000	2,536,268
JPMorgan Chase & Company	120,000	6,914,400
Wells Fargo & Company	174,800	9,187,488
		22,258,572
Insurance - 0.5%
MetLife, Inc.	40,000	2,222,400
		24,480,972
Health Care - 6.2%
Pharmaceuticals - 6.2%
Eli Lilly & Company	18,400	1,143,928
Johnson & Johnson	46,010	4,813,566
Merck & Company, Inc.	167,130	9,668,471
Pfizer, Inc.	200,000	5,936,000
Roche Holding AG	17,430	5,193,387
Sanofi, ADR	50,000	2,658,500
		29,413,852
		29,413,852
Industrials - 3.9%
Aerospace & Defense - 1.0%
Lockheed Martin Corp.	19,290	3,100,482
Raytheon Company	19,110	1,762,898
		4,863,380
Air Freight & Logistics - 0.3%
CEVA Group PLC (I)	1,115	1,226,577
Commercial Services & Supplies - 1.0%
Republic Services, Inc.	47,620	1,808,131
Waste Management, Inc.	65,340	2,922,658
		4,730,789
Industrial Conglomerates - 1.6%
General Electric Company	281,620	7,400,974
		18,221,720
Information Technology - 4.2%
Communications Equipment - 0.6%
Cisco Systems, Inc.	119,080	2,959,138
Semiconductors & Semiconductor Equipment - 2.2%
Intel Corp.	256,460	7,924,614
Texas Instruments, Inc.	53,370	2,550,552
		10,475,166
Software - 0.6%
Microsoft Corp.	61,640	2,570,388

51

Income Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	41,650	$3,870,535
		19,875,227
Materials - 9.0%
Chemicals - 4.4%
Agrium, Inc. (L)	35,000	3,207,050
E.I. du Pont de Nemours & Company	69,450	4,544,808
LyondellBasell Industries NV, Class A	75,000	7,323,750
The Dow Chemical Company	83,430	4,293,308
The Mosaic Company	25,180	1,245,151
		20,614,067
Metals & Mining - 4.6%
AngloGold Ashanti, Ltd., ADR	28,735	494,529
Barrick Gold Corp.	89,750	1,642,425
BHP Billiton PLC	161,680	5,256,054
Freeport-McMoRan Copper & Gold, Inc.	137,150	5,005,975
Goldcorp, Inc.	65,440	1,826,430
Newmont Mining Corp.	93,750	2,385,000
Rio Tinto PLC, ADR (L)	97,451	5,289,640
		21,900,053
		42,514,120
Telecommunication Services - 2.1%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	140,000	4,950,400
CenturyLink, Inc.	15,000	543,000
Telstra Corp., Ltd.	500,000	2,456,381
Verizon Communications, Inc.	15,780	772,115
		8,721,896
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC	327,272	1,093,834
		9,815,730
Utilities - 13.1%
Electric Utilities - 7.9%
American Electric Power Company, Inc.	70,000	3,903,900
Duke Energy Corp.	67,082	4,976,814
Entergy Corp.	50,000	4,104,500
Exelon Corp.	155,000	5,654,400
FirstEnergy Corp.	35,450	1,230,824
HK Electric Investments & HK
Electric Investments, Ltd. (I)(S)	1,000,000	678,782
NextEra Energy, Inc.	53,345	5,466,796
Pinnacle West Capital Corp.	27,430	1,586,551
PPL Corp.	35,500	1,261,315
The Southern Company	110,000	4,991,800
Xcel Energy, Inc.	110,000	3,545,300
		37,400,982
Gas Utilities - 0.6%
AGL Resources, Inc.	50,000	2,751,500
Independent Power and Renewable Electricity
Producers - 0.6%
Dynegy, Inc. (I)	80,168	2,789,846
Multi-Utilities - 4.0%
Dominion Resources, Inc.	60,070	4,296,206
PG&E Corp.	112,400	5,397,448
Public Service Enterprise Group, Inc.	150,000	6,118,500
Sempra Energy	20,950	2,193,675

Income Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Multi-Utilities (continued)
TECO Energy, Inc. (L)	59,000	$1,090,320
		19,096,149
		62,038,477
TOTAL COMMON STOCKS (Cost $212,373,335)		$262,585,845
PREFERRED SECURITIES - 5.7%
Energy - 1.1%
Energy Equipment & Services - 0.0%
Newco Acquisition Company, Ltd.	31	44,950
Oil, Gas & Consumable Fuels - 1.1%
Chesapeake Energy Corp., 5.750% (S)	1,900	2,407,063
SandRidge Energy, Inc., 7.000%	26,500	2,929,906
		5,336,969
		5,381,919
Financials - 3.9%
Banks - 1.2%
Wells Fargo & Company, 7.500%	4,600	5,584,400
Diversified Financial Services - 1.3%
Bank of America Corp., 7.250%	5,350	6,243,450
Insurance - 0.2%
MetLife, Inc., 5.000%	27,000	862,920
Real Estate Investment Trusts - 0.5%
FelCor Lodging Trust, Inc., 1.950%	90,000	2,349,900
Thrifts & Mortgage Finance - 0.7%
Federal National Mortgage Association,
Series R, 7.625% (I)	60,200	562,870
Federal National Mortgage Association,
Series Q, 6.750% (I)	80,000	729,600
Federal Home Loan Mortgage Corp.,
Series Z (Higher of 3 month
LIBOR + 4.160% or 7.875%) (I)	94,900	1,035,359
Federal National Mortgage Association,
Series S (Higher of 3 month
LIBOR + 4.230% or 7.750%) (I)(L)	79,300	820,755
		3,148,584
		18,189,254
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Ceva, Inc.	1,068	1,174,932
Utilities - 0.4%
Multi-Utilities - 0.4%
Dominion Resources, Inc., 6.125%	8,500	490,025
Dominion Resources, Inc., 6.000%	8,500	493,170
Dominion Resources, Inc., 6.375%	18,600	978,825
		1,962,020
		1,962,020
TOTAL PREFERRED SECURITIES (Cost $25,453,621)		$26,708,125
WARRANTS - 0.0%
Dynegy, Inc. (Expiration Date: 10/02/2017;
Strike Price: $40.00) (I)	10,796	48,906
TOTAL WARRANTS (Cost $208,370)		$48,906

52

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
Shares or
Principal
Amount	Value
ESCROW CERTIFICATES - 0.0%
Consumer Discretionary - 0.0%
General Motors Company (I)	85,000	$850
SuperMedia, Inc. (I)	651,025	0
850
Utilities - 0.0%
Dynegy Holdings LLC
7.500%, 06/01/2015 (I)	1,220,000	0
7.750%, 06/01/2019 (I)	1,250,000	0
Dynegy, Inc. (I)	2,000,000	0
0
TOTAL ESCROW CERTIFICATES (Cost $326)	$850
EQUITY LINKED SECURITIES - 1.1%
Financials - 1.1%
Broadcom Corp. (Wells Fargo & Company)
7.000%, 12/04/2014 (I)(S)	6,000,000	1,840,200
Devon Energy Corp. (Barclays Bank PLC)
6.000%, 12/24/2014 (I)(S)	1,500,000	1,052,175
Weatherford Interntational, Ltd. (Barclays
Bank PLC) 7.500%, 12/05/2014 (I)(S)	11,500,000	2,130,375
TOTAL EQUITY LINKED SECURITIES (Cost $4,375,000)	$5,022,750
SECURITIES LENDING COLLATERAL - 3.1%
John Hancock Collateral
Investment Trust, 0.0995% (W)(Y)	1,479,392	$14,804,863
TOTAL SECURITIES LENDING
COLLATERAL (Cost $14,804,652)	$14,804,863
SHORT-TERM INVESTMENTS - 0.8%
U.S. Government Agency - 0.8%
Federal Home Loan Bank Discount Notes,
0.010%, 07/01/2014 *	$4,000,000	$4,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $4,000,000)	$4,000,000
Total Investments (Income Trust)
(Cost $411,580,236) - 101.5%	$479,272,337
Other assets and liabilities, net - (1.5%)	(6,987,637)
TOTAL NET ASSETS - 100.0%	$472,284,700

Investment Quality Bond Trust
Shares or
Principal
Amount	Value
U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 40.2%
U.S. Government Agency - 27.3%
Federal Home Loan Mortgage Corp.
3.000%, TBA (C)	$6,300,000	$6,208,453
3.500%, TBA (C)	4,200,000	4,313,039
4.000%, TBA (C)	3,900,000	4,121,813
4.500%, TBA (C)	4,000,000	4,326,250
5.000%, TBA (C)	2,200,000	2,434,438
5.000%, 12/01/2034	448,540	497,459
6.500%, 04/01/2029 to 08/01/2034	39,619	45,171
7.500%, 08/01/2025 to 05/01/2028	14,399	16,801
Federal National Mortgage Association
2.500%, TBA (C)	1,200,000	1,208,828
2.500%, 12/01/2042 to 03/01/2043	2,085,787	1,978,484

Investment Quality Bond Trust (continued)
Shares or
Principal
Amount	Value
U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
3.000%, TBA (C)	$10,700,000	$10,713,756
3.500%, TBA (C)	5,200,000	5,347,062
4.000%, TBA (C)	6,500,000	6,892,031
4.500%, TBA (C)	22,600,000	24,457,438
5.000%, TBA (C)	1,800,000	1,998,000
Government National
Mortgage Association
4.000%, TBA (C)	7,700,000	8,234,188
4.000%, 11/15/2040 to 02/15/2042	162,434	173,764
4.500%, TBA (C)	6,400,000	6,976,617
6.000%, 08/15/2032 to 04/15/2035	102,640	117,732
6.500%, 06/15/2028 to 02/15/2035	59,782	69,119
7.000%, 11/15/2031 to 11/15/2033	419,139	490,730
8.000%, 07/15/2030	6,614	7,993
90,629,166
U.S. Government - 12.9%
Treasury Inflation Protected Securities
0.125%, 04/15/2018 to 04/15/2019	20,670,152	21,312,520
0.625%, 01/15/2024	7,009,848	7,256,286
1.375%, 02/15/2044	1,932,509	2,118,212
U.S. Treasury Bonds
3.375%, 05/15/2044	2,200,000	2,210,314
3.625%, 08/15/2043	100,000	105,406
3.625%, 02/15/2044 (D)	4,290,000	4,517,906
3.750%, 11/15/2043 (D)	1,695,000	1,826,891
5.375%, 02/15/2031	1,665,000	2,183,491
U.S. Treasury Notes
0.250%, 02/15/2015 to 07/31/2015	729,600	730,396
0.625%, 12/15/2016	301,000	300,812
2.750%, 02/15/2024	200,000	204,406
42,766,640
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $131,815,371)	$133,395,806
FOREIGN GOVERNMENT
OBLIGATIONS - 3.0%
Brazil - 0.8%
Federative Republic of Brazil
4.250%, 01/07/2025	285,000	288,848
5.875%, 01/15/2019	750,000	858,375
6.000%, 05/15/2045	BRL	1,000,000	1,092,963
10.000%, 01/01/2017	833,000	364,380
2,604,566
Colombia - 0.3%
Republic of Colombia
5.625%, 02/26/2044	$200,000	224,000
Republic of Columbia
3.500%, 04/17/2019	COP	601,148,983	327,355
7.000%, 05/04/2022	593,400,000	324,276
875,631
Japan - 1.1%
Government of Japan 0.100%, 09/10/2023	JPY	335,134,800	3,589,206
Mexico - 0.5%
Government of Mexico
2.000%, 06/09/2022	MXN	4,467,657	343,111
4.750%, 03/08/2044	$1,050,000	1,071,000

53

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
Shares or
Principal
Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Mexico (continued)
Government of Mexico (continued)
8.000%, 12/07/2023	MXN	3,969,700	$357,480
1,771,591
Peru - 0.2%
Republic of Peru 8.200%, 08/12/2026	PEN	1,625,000	709,240
Russia - 0.1%
Government of Russia
8.150%, 02/03/2027	RUB	12,200,000	353,270
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $9,351,291)	$9,903,504
CORPORATE BONDS - 33.6%
Consumer Discretionary - 4.1%
21st Century Fox America, Inc.
7.750%, 01/20/2024	$622,000	794,569
7.850%, 03/01/2039	325,000	455,938
Arcelik AS
5.000%, 04/03/2023 (S)	265,000	254,665
AutoZone, Inc.
3.700%, 04/15/2022	420,000	432,021
4.000%, 11/15/2020	125,000	132,919
Buffalo Thunder Development Authority
9.375%, 12/15/2014 (H)(S)	85,000	34,425
CCO Holdings LLC
5.125%, 02/15/2023	5,000	5,025
5.250%, 09/30/2022	5,000	5,081
5.750%, 09/01/2023	35,000	36,269
Comcast Cable Communications LLC
8.500%, 05/01/2027	556,000	784,817
Cox Communications, Inc.
2.950%, 06/30/2023 (S)	310,000	294,106
5.875%, 12/01/2016 (S)	850,000	939,142
COX Communications, Inc.
8.375%, 03/01/2039 (S)	85,000	118,923
DIRECTV Holdings LLC
1.750%, 01/15/2018	500,000	500,632
2.400%, 03/15/2017	450,000	463,367
DISH DBS Corp.
5.875%, 07/15/2022	10,000	10,850
6.750%, 06/01/2021	281,000	320,340
7.875%, 09/01/2019	125,000	148,438
Ford Motor Credit Company LLC
3.875%, 01/15/2015	350,000	356,263
5.000%, 05/15/2018	255,000	283,642
Gannett Company, Inc.
5.125%, 10/15/2019 to 07/15/2020 (S)	445,000	458,650
General Motors Financial Company, Inc.
4.750%, 08/15/2017	545,000	579,744
Home Depot, Inc.
4.400%, 03/15/2045	575,000	578,765
Lennar Corp.
4.500%, 06/15/2019	160,000	163,800
Sotheby’s
5.250%, 10/01/2022 (S)	120,000	116,700
TCI Communications, Inc.
8.750%, 08/01/2015	692,000	754,050
The William Carter Company
5.250%, 08/15/2021 (S)	230,000	239,775
Time Warner Cable, Inc.
4.000%, 09/01/2021	540,000	576,588
5.000%, 02/01/2020	700,000	784,300

Investment Quality Bond Trust (continued)
Shares or
Principal
Amount	Value
CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Time Warner Cable, Inc. (continued)
5.875%, 11/15/2040	$360,000	$419,250
6.750%, 07/01/2018	250,000	295,793
Time Warner, Inc.
2.100%, 06/01/2019	575,000	571,987
6.100%, 07/15/2040	180,000	211,844
7.700%, 05/01/2032	598,000	829,385
Unitymedia Hessen GmbH &
Company KG
5.500%, 01/15/2023 (S)	200,000	207,000
7.500%, 03/15/2019 (S)	150,000	160,125
Viacom, Inc.
4.375%, 03/15/2043	88,000	81,542
5.625%, 09/15/2019	300,000	345,887
13,746,617
Consumer Staples - 1.2%
Altria Group, Inc.
9.250%, 08/06/2019	80,000	106,296
9.700%, 11/10/2018	236,000	309,201
10.200%, 02/06/2039	97,000	164,247
Coca-Cola Enterprises, Inc.
2.125%, 09/15/2015	780,000	794,247
CVS Caremark Corp.
4.125%, 05/15/2021	425,000	459,132
6.250%, 06/01/2027	210,000	260,085
Molson Coors Brewing Company
3.500%, 05/01/2022	170,000	171,758
SABMiller Holdings, Inc.
2.450%, 01/15/2017 (S)	760,000	783,073
The Kroger Company
3.850%, 08/01/2023	170,000	174,575
Wal-Mart Stores, Inc.
4.300%, 04/22/2044	375,000	378,043
6.500%, 08/15/2037	200,000	265,427
3,866,084
Energy - 3.2%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	400,000	442,986
Cenovus Energy, Inc.
5.200%, 09/15/2043	825,000	906,716
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	400,000	457,480
Cimarex Energy Company
4.375%, 06/01/2024	10,000	10,200
CNPC General Capital, Ltd.
1.950%, 04/16/2018 (S)	655,000	645,334
Denbury Resources, Inc.
5.500%, 05/01/2022	75,000	76,688
EDC Finance, Ltd.
4.875%, 04/17/2020 (S)	305,000	298,138
El Paso Corp.
6.500%, 09/15/2020	40,000	44,300
7.000%, 06/15/2017	560,000	632,100
Energy Transfer Equity LP
7.500%, 10/15/2020	360,000	415,800
Energy Transfer Partners LP
3.600%, 02/01/2023	760,000	752,611
5.950%, 10/01/2043	600,000	678,304
Harvest Operations Corp.
6.875%, 10/01/2017	165,000	179,025
Hess Corp.
1.300%, 06/15/2017	330,000	330,315

54

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Kinder Morgan Energy Partners LP
5.500%, 03/01/2044	$720,000	$758,776
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	815,000	808,888
Newfield Exploration Company
5.625%, 07/01/2024	60,000	65,850
5.750%, 01/30/2022	45,000	49,725
6.875%, 02/01/2020	140,000	148,400
7.125%, 05/15/2018	130,000	134,063
Nexen Energy ULC
6.200%, 07/30/2019	90,000	105,959
7.500%, 07/30/2039	125,000	168,911
Peabody Energy Corp.
6.500%, 09/15/2020	220,000	221,650
Petrobras International Finance Company
5.375%, 01/27/2021	410,000	427,314
Plains All American Pipeline LP
3.850%, 10/15/2023	225,000	230,995
Ras Laffan Liquefied Natural Gas
Company, Ltd. III
5.500%, 09/30/2014 (S)	395,000	399,444
Tesoro Corp.
5.125%, 04/01/2024	20,000	20,225
Williams Partners LP
3.900%, 01/15/2025	565,000	567,257
4.300%, 03/04/2024	465,000	484,672
		10,462,126
Financials - 16.6%
AerCap Ireland Capital, Ltd.
4.500%, 05/15/2021 (S)	170,000	172,975
American International Group, Inc.
5.450%, 05/18/2017	95,000	105,969
AXA Equitable Life Insurance Company
7.700%, 12/01/2015 (S)	680,000	740,068
Bank of America Corp.
4.000%, 04/01/2024	220,000	224,748
4.100%, 07/24/2023	250,000	259,326
5.625%, 07/01/2020	945,000	1,086,977
6.400%, 08/28/2017	1,200,000	1,370,522
7.750%, 05/14/2038	825,000	1,130,271
Bank of Tokyo-Mitsubishi UFJ, Ltd.
2.300%, 03/10/2019 (S)	425,000	429,095
Barclays Bank PLC
6.050%, 12/04/2017 (S)	1,680,000	1,905,495
BNP Paribas SA
2.375%, 09/14/2017	645,000	660,372
BPCE SA
2.500%, 12/10/2018	575,000	582,778
5.150%, 07/21/2024 (S)	440,000	464,248
5.700%, 10/22/2023 (S)	595,000	655,160
Brandywine Operating Partnership LP
4.950%, 04/15/2018	400,000	435,587
5.700%, 05/01/2017	825,000	909,407
Capital One Financial Corp.
6.150%, 09/01/2016	950,000	1,051,247
CIT Group, Inc.
5.250%, 03/15/2018	140,000	150,325
5.500%, 02/15/2019 (S)	375,000	406,406
Citigroup, Inc.
5.375%, 08/09/2020	115,000	131,760
5.500%, 09/13/2025	320,000	356,732
6.125%, 08/25/2036	850,000	976,991
6.675%, 09/13/2043	180,000	223,722

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc. (continued)
8.500%, 05/22/2019	$850,000	$1,087,754
Credit Suisse Group AG
6.250%, 12/18/2024 (P)(Q)(S)	440,000	442,860
Credit Suisse New York
1.375%, 05/26/2017	1,020,000	1,023,123
Discover Financial Services
6.450%, 06/12/2017	885,000	1,006,562
Duke Realty LP
6.750%, 03/15/2020	340,000	405,119
Equity One, Inc.
6.000%, 09/15/2017	400,000	447,133
Everest Reinsurance Holdings, Inc.
(6.600% to 05/15/2017, then 3 month
LIBOR + 2.385%)
05/15/2037	800,000	841,000
General Electric Capital Corp.
4.650%, 10/17/2021	85,000	94,481
5.625%, 05/01/2018	500,000	572,852
5.875%, 01/14/2038	425,000	514,816
General Electric Capital Corp. (6.250% to
12/15/2022, then 3 month
LIBOR + 4.704%)
12/15/2022 (Q)	400,000	445,000
Glencore Funding LLC
1.700%, 05/27/2016 (S)	405,000	408,656
Goldman Sachs Group, Inc.
4.800%, 07/08/2044 (C)	145,000	144,292
Hartford Financial Services Group, Inc.
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038	195,000	230,588
HCP, Inc.
4.200%, 03/01/2024	175,000	180,308
7.072%, 06/08/2015	433,000	458,500
Health Care REIT, Inc.
4.500%, 01/15/2024	350,000	368,583
5.250%, 01/15/2022	781,000	875,576
HSBC Holdings PLC
4.250%, 03/14/2024	445,000	457,700
6.500%, 09/15/2037	165,000	203,155
6.800%, 06/01/2038	355,000	452,270
HSBC USA, Inc.
2.375%, 02/13/2015	560,000	566,955
Intesa Sanpaolo SpA
2.375%, 01/13/2017	600,000	608,979
JPMorgan Chase & Company
3.375%, 05/01/2023	365,000	358,060
4.250%, 10/15/2020	225,000	244,043
4.350%, 08/15/2021	415,000	449,179
4.850%, 02/01/2044	225,000	237,381
5.625%, 08/16/2043	905,000	1,021,254
6.000%, 01/15/2018	600,000	686,814
6.300%, 04/23/2019	180,000	212,788
Kimco Realty Corp.
5.584%, 11/23/2015	310,000	330,185
6.875%, 10/01/2019	560,000	673,248
Liberty Property LP
3.375%, 06/15/2023	180,000	174,596
4.125%, 06/15/2022	150,000	156,044
6.625%, 10/01/2017	210,000	240,164
Marsh & McLennan Companies, Inc.
2.550%, 10/15/2018	280,000	286,143

55

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Massachusetts Mutual Life
Insurance Company
5.375%, 12/01/2041 (S)	$140,000	$158,914
8.875%, 06/01/2039 (S)	410,000	652,011
Metropolitan Life Global Funding I
3.125%, 01/11/2016 (S)	1,050,000	1,088,909
Morgan Stanley
4.875%, 11/01/2022	361,000	387,312
5.550%, 04/27/2017	355,000	394,428
6.625%, 04/01/2018	1,225,000	1,431,834
Nationwide Mutual Insurance Company
8.250%, 12/01/2031 (S)	615,000	816,122
Navient Corp.
5.500%, 01/15/2019	120,000	127,500
6.000%, 01/25/2017	85,000	92,331
6.250%, 01/25/2016	36,000	38,250
7.250%, 01/25/2022	55,000	60,844
8.000%, 03/25/2020	10,000	11,563
8.450%, 06/15/2018	205,000	242,413
PNC Funding Corp.
5.625%, 02/01/2017	1,100,000	1,216,474
Principal Life Global Funding I
6.125%, 10/15/2033 (S)	197,000	241,113
ProLogis LP
3.350%, 02/01/2021	925,000	938,232
Prudential Financial, Inc.
4.600%, 05/15/2044	1,150,000	1,157,220
Realty Income Corp.
3.250%, 10/15/2022	245,000	239,701
6.750%, 08/15/2019	410,000	480,683
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015	550,000	561,317
5.125%, 05/28/2024	1,000,000	1,014,835
6.125%, 12/15/2022	310,000	338,895
SAFG Retirement Services, Inc.
8.125%, 04/28/2023	465,000	602,981
Santander Bank NA
8.750%, 05/30/2018	250,000	304,288
Societe Generale SA
6.000%, 01/27/2020 (P)(Q)(S)	245,000	245,834
Sumitomo Mitsui Financial Group, Inc.
4.436%, 04/02/2024 (S)	800,000	835,561
Sun Canada Financial Company
7.250%, 12/15/2015 (S)	1,471,000	1,562,910
SunTrust Banks, Inc.
3.600%, 04/15/2016	705,000	739,052
The Bear Stearns Companies LLC
6.400%, 10/02/2017	85,000	97,983
7.250%, 02/01/2018	230,000	273,688
The Goldman Sachs Group, Inc.
4.000%, 03/03/2024	545,000	554,912
5.750%, 01/24/2022	1,150,000	1,330,164
6.750%, 10/01/2037	865,000	1,035,195
UDR, Inc.
3.700%, 10/01/2020	165,000	173,025
Ventas Realty LP
2.700%, 04/01/2020	295,000	293,547
4.750%, 06/01/2021	575,000	630,145
Wells Fargo & Company
2.125%, 04/22/2019	665,000	667,011
3.450%, 02/13/2023	350,000	348,102
4.100%, 06/03/2026	630,000	636,910
4.125%, 08/15/2023	900,000	934,414

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo & Company (continued)
5.375%, 11/02/2043	$145,000	$159,230
5.606%, 01/15/2044	575,000	657,614
		55,109,809
Health Care - 1.8%
Actavis Funding SCS
3.850%, 06/15/2024 (S)	1,000,000	1,010,267
Aetna, Inc.
2.200%, 03/15/2019	355,000	355,884
Amgen, Inc.
5.150%, 11/15/2041	105,000	112,479
6.900%, 06/01/2038	205,000	267,895
Community Health Systems, Inc.
5.125%, 08/01/2021 (S)	75,000	76,875
Express Scripts Holding Company
2.100%, 02/12/2015	1,575,000	1,590,827
Gilead Sciences, Inc.
3.700%, 04/01/2024	395,000	405,401
HCA, Inc.
3.750%, 03/15/2019	80,000	80,700
5.875%, 03/15/2022	130,000	141,050
6.375%, 01/15/2015	15,000	15,356
6.500%, 02/15/2020	365,000	410,625
McKesson Corp.
3.796%, 03/15/2024	180,000	183,915
Tenet Healthcare Corp.
6.000%, 10/01/2020	385,000	417,725
WellCare Health Plans, Inc.
5.750%, 11/15/2020	85,000	90,525
WellPoint, Inc.
2.300%, 07/15/2018	25,000	25,466
5.100%, 01/15/2044	125,000	135,870
7.000%, 02/15/2019	485,000	584,981
		5,905,841
Industrials - 1.9%
Air Lease Corp.
4.500%, 01/15/2016	725,000	758,984
Canadian Pacific Railway Company
9.450%, 08/01/2021	175,000	241,854
Caterpillar, Inc.
4.300%, 05/15/2044	125,000	125,076
Clean Harbors, Inc.
5.125%, 06/01/2021	20,000	20,438
5.250%, 08/01/2020	91,000	93,844
Continental Airlines 2012-2 Class A Pass
Through Trust
4.000%, 10/29/2024	660,714	673,928
ERAC USA Finance LLC
2.350%, 10/15/2019 (S)	470,000	469,309
Huntington Ingalls Industries, Inc.
6.875%, 03/15/2018	16,000	16,920
7.125%, 03/15/2021	161,000	175,893
Hutchison Whampoa International 11, Ltd.
3.500%, 01/13/2017 (S)	1,060,000	1,114,219
International Lease Finance Corp.
6.750%, 09/01/2016 (S)	25,000	27,688
7.125%, 09/01/2018 (S)	15,000	17,400
Penske Truck Leasing Company LP
4.250%, 01/17/2023 (S)	975,000	1,008,653
4.875%, 07/11/2022 (S)	125,000	136,718
Ryder System, Inc.
2.550%, 06/01/2019	235,000	237,855

56

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Southwest Airlines Company 2007-1 Pass
Through Trust
6.150%, 08/01/2022	$436,036	$497,081
The ADT Corp.
6.250%, 10/15/2021 (L)	325,000	344,500
Triumph Group, Inc.
5.250%, 06/01/2022 (S)	70,000	70,175
Waste Management, Inc.
6.375%, 03/11/2015	375,000	390,026
		6,420,561
Information Technology - 0.6%
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)	330,000	355,575
Apple, Inc.
2.850%, 05/06/2021	490,000	494,074
NCR Corp.
4.625%, 02/15/2021	190,000	191,425
5.000%, 07/15/2022	20,000	20,250
TSMC Global Ltd.
1.625%, 04/03/2018 (S)	925,000	911,423
		1,972,747
Materials - 0.5%
Barrick Gold Corp.
4.100%, 05/01/2023	225,000	223,948
CF Industries, Inc.
5.150%, 03/15/2034	665,000	707,456
FMG Resources August 2006 Pty, Ltd.
6.875%, 04/01/2022 (S)	40,000	42,900
Monsanto Company
2.125%, 07/15/2019	465,000	466,031
United States Steel Corp.
7.375%, 04/01/2020	90,000	99,225
Vale Canada, Ltd.
5.700%, 10/15/2015	217,000	229,944
		1,769,504
Telecommunication Services - 2.5%
AT&T, Inc.
4.800%, 06/15/2044	665,000	679,818
Inmarsat Finance PLC
4.875%, 05/15/2022 (S)	140,000	141,400
SBA Tower Trust
2.933%, 12/15/2017 (S)	520,000	529,850
3.598%, 04/15/2018 (S)	730,000	734,158
Sprint Communications, Inc.
7.000%, 03/01/2020 (S)	150,000	172,500
9.000%, 11/15/2018 (S)	80,000	97,000
Sprint Corp.
7.125%, 06/15/2024 (S)	195,000	206,700
T-Mobile USA, Inc.
5.250%, 09/01/2018	95,000	99,750
6.125%, 01/15/2022	10,000	10,613
6.464%, 04/28/2019	155,000	163,138
6.500%, 01/15/2024	15,000	16,031
6.633%, 04/28/2021	65,000	70,363
6.731%, 04/28/2022	175,000	188,781
6.836%, 04/28/2023	25,000	27,219
Verizon Communications, Inc.
3.650%, 09/14/2018	570,000	608,661
5.150%, 09/15/2023	1,275,000	1,426,081
6.550%, 09/15/2043	2,125,000	2,669,788

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Telecommunication Services (continued)
VimpelCom Holdings BV
5.950%, 02/13/2023 (S)	$365,000	$359,981
Wind Acquisition Finance SA
7.250%, 02/15/2018 (S)	215,000	227,148
		8,428,980
Utilities - 1.2%
AES Corp.
5.500%, 03/15/2024	135,000	138,038
8.000%, 10/15/2017 to 06/01/2020	207,000	247,718
Calpine Corp.
5.875%, 01/15/2024 (S)	35,000	36,925
7.500%, 02/15/2021	153,660	166,721
7.500%, 02/15/2021 (S)	125,000	135,625
CenterPoint Energy, Inc.
6.500%, 05/01/2018	165,000	192,955
DPL, Inc.
7.250%, 10/15/2021	45,000	49,725
Edison International
3.750%, 09/15/2017	495,000	528,083
IPALCO Enterprises, Inc.
7.250%, 04/01/2016 (S)	15,000	16,350
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	145,000	208,917
Pacific Gas & Electric Company
3.750%, 02/15/2024	265,000	273,797
Progress Energy, Inc.
7.000%, 10/30/2031	270,000	357,165
Puget Sound Energy, Inc.
5.757%, 10/01/2039	15,000	18,718
7.000%, 03/09/2029	346,000	438,057
Sierra Pacific Power Company
6.000%, 05/15/2016	425,000	466,270
Southern Star Central Corp.
5.125%, 07/15/2022 (S)	10,000	10,075
Wisconsin Energy Corp.
6.200%, 04/01/2033	217,000	266,461
Xcel Energy, Inc.
6.500%, 07/01/2036	285,000	371,627
		3,923,227
TOTAL CORPORATE BONDS (Cost $104,348,185)		$111,605,496
CAPITAL PREFERRED SECURITIES - 0.2%
Financials - 0.2%
ACE Capital Trust II ,
9.700%, 04/01/2030	527,000	779,960
TOTAL CAPITAL PREFERRED SECURITIES (Cost $708,051)		$779,960
MUNICIPAL BONDS - 1.7%
City of Chicago (Illinois)
6.845%, 01/01/2038	290,000	324,620
Los Angeles Unified School District
(California) 5.750%, 07/01/2034	50,000	60,955
New Jersey State Turnpike Authority
7.414%, 01/01/2040	465,000	670,088
New York City Transitional Finance
Authority Future Tax Secured Revenue
5.000%, 05/01/2042	140,000	154,381
Port Authority of New York & New Jersey
6.040%, 12/01/2029	400,000	497,552
Puerto Rico Commonwealth Government
Employees Retirement System, Series C
6.300%, 07/01/2043	710,000	406,468

57

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
MUNICIPAL BONDS (continued)
State of California
7.550%, 04/01/2039	$350,000	$520,804
7.300%, 10/01/2039	550,000	774,582
7.600%, 11/01/2040	75,000	113,621
State of Illinois, GO 5.665%, 03/01/2018	825,000	916,625
University of California
5.770%, 05/15/2043	35,000	42,795
5.000%, 05/15/2038	630,000	704,592
4.601%, 05/15/2031	495,000	539,788
TOTAL MUNICIPAL BONDS (Cost $4,829,240)		$5,726,871
TERM LOANS - 4.2%
Consumer Discretionary - 1.2%
24 Hour Fitness Worldwide, Inc.
4.750%, 05/28/2021	100,000	100,542
99 Cents Only Stores
4.500%, 01/11/2019	173,688	174,556
Acosta, Inc.
4.250%, 03/02/2018	421,814	423,132
BJ’s Wholesale Club, Inc.
4.500%, 09/26/2019	526,851	527,375
CityCenter Holdings LLC
5.000%, 10/16/2020	204,585	205,991
Hilton Worldwide Finance LLC
3.500%, 10/26/2020	379,737	378,930
Ion Media Networks, Inc.
5.000%, 12/18/2020	179,100	178,256
Neiman Marcus Group, Ltd. LLC
4.250%, 10/26/2020	442,778	441,794
Serta Simmons Holdings LLC
4.250%, 10/01/2019	248,047	248,472
SRAM LLC
4.013%, 04/10/2020	289,475	285,857
Town Sports International LLC
4.500%, 11/16/2020	293,525	271,511
Tribune Company
4.000%, 12/27/2020	815,900	816,308
		4,052,724
Energy - 0.3%
Arch Coal, Inc.
6.250%, 05/16/2018	124,053	121,727
Sandy Creek Energy Associates LP
5.000%, 11/06/2020	439,848	442,707
Seadrill Operating LP
TBD 02/21/2021 (T)	110,000	109,206
Western Refining, Inc.
4.250%, 11/12/2020	149,250	150,043
		823,683
Financials - 0.5%
ARG IH Corp.
5.000%, 11/15/2020	109,450	109,995
Asurion LLC
4.250%, 07/08/2020	396,992	396,709
8.500%, 03/03/2021	145,000	150,256
Gardner Denver, Inc.
4.250%, 07/30/2020	396,003	395,800
Nuveen Investments, Inc.
4.150%, 05/15/2017	400,000	400,389
6.500%, 02/28/2019	100,000	100,839
The Brickman Group, Ltd. LLC
4.000%, 12/18/2020	243,775	241,185
		1,795,173

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
TERM LOANS (continued)
Health Care - 0.4%
Brand Energy & Infrastructure
Services, Inc.
4.750%, 11/26/2020	203,975	$204,768
Community Health Systems, Inc.
4.250%, 01/27/2021	109,450	110,100
Medpace Holdings, Inc.
5.000%, 04/01/2021	120,000	120,100
Opal Acquisition, Inc.
5.000%, 11/27/2020	497,500	497,998
PRA Holdings, Inc.
4.500%, 09/23/2020	263,013	261,150
Salix Pharmaceuticals, Ltd.
4.250%, 01/02/2020	282,750	284,719
		1,478,835
Industrials - 0.6%
AFGlobal Corp.
5.000%, 12/19/2019	119,060	119,656
Filtration Group, Inc.
4.500%, 11/21/2020	139,300	140,171
Fly Funding II Sarl
4.500%, 08/09/2019	160,875	162,350
Gates Global, Inc. TBD 06/05/2021 (T)	135,000	134,536
Pro Mach, Inc.
4.500%, 07/06/2017	143,547	143,906
RBS Global, Inc.
4.000%, 08/21/2020	397,000	396,393
ServiceMaster Company
TBD 06/25/2021 (T)	447,722	446,871
6.500%, 01/31/2017	446,582	446,526
		1,990,409
Information Technology - 0.4%
Alcatel-Lucent USA, Inc.
4.500%, 01/30/2019	396,977	397,102
Avago Technologies Cayman, Ltd.
3.750%, 05/06/2021	135,000	135,433
Freescale Semiconductor, Inc.
4.250%, 02/28/2020	322,563	322,563
Zayo Group LLC
4.000%, 07/02/2019	396,462	396,772
		1,251,870
Materials - 0.5%
Ardagh Holdings USA, Inc.
4.250%, 12/17/2019	144,275	144,365
Berry Plastics Group, Inc.
3.750%, 01/06/2021	603,488	601,224
Exopack Holdings SA
5.250%, 05/08/2019	223,875	227,233
FMG Resources August 2006 Pty, Ltd.
3.750%, 06/30/2019	519,317	519,606
		1,492,428
Telecommunication Services - 0.3%
Intelsat Jackson Holdings SA
3.750%, 06/30/2019	647,000	647,809
Level 3 Financing, Inc.
4.000%, 01/15/2020	300,000	300,375
		948,184
TOTAL TERM LOANS (Cost $13,783,271)		$13,833,306

58

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS - 13.7%
Commercial & Residential - 13.7%
Alternative Loan Trust
Series 2005-56, Class 5A1,
0.472%, 11/25/2035 (P)	$195,411	$158,695
Series 2006-9T1, Class A1,
5.750%, 05/25/2036	235,337	197,715
Series 2007-19, Class 2A1,
6.500%, 08/25/2037	381,506	274,543
Series 2007-9T1, Class 2A1,
6.000%, 05/25/2037	112,457	93,988
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11,
1.062%, 10/25/2046 (P)	81,523	59,991
Series 2007-2, Class A1,
0.277%, 03/25/2047 (P)	50,055	40,338
Aventura Mall Trust, Series 2013-AVM,
Class A 3.867%, 12/05/2032 (P)(S)	400,000	424,115
Banc of America Commercial
Mortgage Trust, Series 2007-4,
Class A4 5.948%, 02/10/2051 (P)	707,819	788,076
Banc of America Funding Trust,
Series 2006-H, Class 6A1
0.343%, 10/20/2036 (P)	186,965	134,410
BB-UBS Trust, Series 2012-SHOW,
Class A 3.430%, 11/05/2036 (S)	365,000	361,596
BBCMS Trust, Series 2013-TYSN,
Class A2 3.756%, 09/05/2032 (S)	330,000	349,793
BCAP LLC Trust
Series 2006-AA2, Class A1,
0.322%, 01/25/2037 (P)	298,345	225,031
Series 2007-AA2, Class 12A1,
0.362%, 05/25/2047 (P)	221,837	165,638
Bear Stearns Alt-A Trust, Series 2006-3,
Class 1A1 0.532%, 05/25/2036 (P)	373,173	272,037
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PW16, Class A4,
5.897%, 06/11/2040 (P)	300,000	334,352
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	335,000	368,916
Chase Mortgage Finance Trust,
Series 2005-S3, Class A10
5.500%, 11/25/2035	290,000	286,584
CHL Mortgage Pass-Through Trust
Series 2007-12, Class A9,
5.750%, 08/25/2037	255,234	242,813
Series 2007-HY1, Class 1A1,
2.658%, 04/25/2037 (P)	31,401	26,385
Series 2007-HY4, Class 1A1,
2.666%, 09/25/2047 (P)	372,847	332,439
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class A4,
6.340%, 12/10/2049 (P)	275,000	307,843
Series 2013-GC15, Class A4,
4.371%, 09/10/2046 (P)	785,000	854,079
Series 2013-GC17, Class A4,
4.131%, 11/10/2046	795,000	849,498
Series 2014-GC19, Class A4,
4.023%, 03/10/2047	680,000	718,825
Series 2014-GC21, Class A5,
3.855%, 05/10/2047	585,000	609,930

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2006-CD2, Class A4,
5.480%, 01/15/2046 (P)	$425,000	$448,549
Series 2007-CD4, Class A4,
5.322%, 12/11/2049	850,000	924,683
COMM Mortgage Trust,
Series 2014-CR15, Class A4
4.074%, 02/10/2047 (P)	795,000	845,016
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A4B
6.212%, 12/10/2049 (P)	705,000	776,591
Commercial Mortgage Pass
Through Certificates
Series 2006-C7, Class A4,
5.944%, 06/10/2046 (P)	472,848	506,776
Series 2013-300P, Class A1,
4.353%, 08/10/2030 (S)	260,000	281,256
Series 2013-CR12, Class A4,
4.046%, 10/10/2046	790,111	839,677
Series 2013-CR9, Class A4,
4.378%, 07/10/2045 (P)	620,109	672,903
Series 2013-LC6, Class A4,
2.941%, 01/10/2046	365,000	360,285
Series 2013-WWP, Class A2,
3.424%, 03/10/2031 (S)	1,020,000	1,035,549
Series 2014-CR16, Class A4,
4.051%, 04/10/2047	480,000	508,488
Series 2014-CR17, Class A5,
3.977%, 05/10/2047	660,000	695,377
Series 2014-LC15, Class A4,
4.006%, 04/10/2047	640,000	675,928
Series 2014-UBS2, Class A5,
3.961%, 03/10/2047	810,000	852,711
Credit Suisse First Boston Mortgage
Securities Corp. 4.771%, 07/15/2037	255,000	261,635
Credit Suisse Mortgage Capital
Certificates Trust, Series 2006-C4,
Class A3 5.467%, 09/15/2039	595,776	641,762
DBUBS Mortgage Trust,
Series 2011-LC1A, Class A3
5.002%, 11/10/2046 (S)	310,000	350,812
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-AR2, Class A1
0.302%, 03/25/2037 (P)	156,574	108,020
First Horizon Alternative
Mortgage Securities Trust
Series 2005-AA7, Class 2A1,
2.237%, 09/25/2035 (P)	134,686	118,923
Series 2005-AA9, Class 3A1,
2.223%, 11/25/2035 (P)	339,732	283,294
Series 2006-AA1, Class 2A1,
2.210%, 04/25/2036 (P)	23,394	19,285
General Electric Capital Assurance
Company, Series 2003-1, Class A5
5.743%, 05/12/2035 (P)(S)	570,725	650,567
GMACM Mortgage Loan Trust
Series 2005-AR5, Class 4A1,
3.105%, 09/19/2035 (P)	103,281	97,018
Series 2006-AR1, Class 1A1,
2.944%, 04/19/2036 (P)	503,719	453,129

59

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
GRACE Mortgage Trust,
Series 2014-GRCE, Class A
3.369%, 06/10/2028 (S)	$600,000	$619,150
GS Mortgage Securities Corp. II
Series 2012-ALOH, Class A,
3.551%, 04/10/2034 (S)	670,000	693,827
Series 2013-GC12, Class A4,
3.135%, 06/10/2046	370,000	369,604
Series 2013-GC14, Class A5,
4.243%, 08/10/2046	340,000	366,881
Series 2014-GC20, Class A5,
3.998%, 04/10/2047	755,000	797,514
GS Mortgage Securities Trust,
Series 2014-GC20, Class A5
3.862%, 06/10/2047	640,000	663,485
GSR Mortgage Loan Trust,
Series 2006-AR1, Class 2A1
2.657%, 01/25/2036 (P)	26,150	24,618
HarborView Mortgage Loan Trust
Series 2005-8, Class 1A2A,
0.485%, 09/19/2035 (P)	98,911	75,739
Series 2006-12, Class 2A13,
0.395%, 12/19/2036 (P)	633,755	421,505
Series 2006-12, Class 2A2A,
0.345%, 01/19/2038 (P)	166,014	143,116
Hilton USA Trust, Series 2013-HLT,
Class AFX 2.662%, 11/05/2030 (S)	1,005,000	1,017,625
IndyMac INDA Mortgage Loan Trust,
Series 2006-AR3, Class 1A1
2.621%, 12/25/2036 (P)	486,701	428,205
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR13, Class 1A1
2.456%, 08/25/2035 (P)	115,604	90,781
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2014-C20,
Class A5 3.805%, 07/15/2047	645,000	669,114
JPMBB Commercial
Mortgage Securities Trust
Series 2014-C19, Class A4,
3.997%, 04/15/2047	640,000	675,500
Series 2013-C17, Class A4,
4.199%, 01/15/2047	250,000	268,661
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2007-CB19, Class A4,
5.891%, 02/12/2049 (P)	600,000	661,734
Series 2012-WLDN, Class A,
3.905%, 05/05/2030 (S)	345,000	359,428
Series 2006-CB14, Class A4,
5.481%, 12/12/2044 (P)	1,405,695	1,476,476
JPMorgan Mortgage Trust,
Series 2006-A3, Class 3A2
2.745%, 05/25/2036 (P)	47,557	42,555
LB-UBS Commercial Mortgage Trust
Series 2007-C6, Class A4,
5.858%, 07/15/2040 (P)	594,495	636,954
Series 2006-C4, Class A4,
6.029%, 06/15/2038 (P)	998,824	1,078,290
Series 2007-C2, Class A3,
5.430%, 02/15/2040	304,097	333,501
Lehman XS Trust, Series 2006-16N,
Class A4A 0.342%, 11/25/2046 (P)	344,010	282,671

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Luminent Mortgage Trust, Series 2006-2,
Class A1A 0.352%, 02/25/2046 (P)	$295,443	$222,902
Merrill Lynch Mortgage Investors Trust,
Series 2005-A4, Class 1A
2.512%, 07/25/2035 (P)	414,525	357,577
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A4
5.862%, 05/12/2039 (P)	500,000	533,592
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5, Class A4,
5.378%, 08/12/2048	762,476	822,579
Series 2007-9, Class A4,
5.700%, 09/12/2049	445,000	494,293
ML-CFC Commercial Mortgage Trust,
Series 2007-7, Class A4
5.810%, 06/12/2050 (P)	589,500	650,644
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2014-C14, Class A5
4.064%, 02/15/2047	135,000	143,116
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class A4,
5.332%, 12/15/2043	896,996	966,340
Series 2007-IQ14, Class A4,
5.692%, 04/15/2049 (P)	600,053	661,599
Series 2007-IQ16, Class A4,
5.809%, 12/12/2049	440,120	490,077
Series 2007-T27, Class A4,
5.831%, 06/11/2042 (P)	150,000	167,217
OBP Depositor LLC Trust,
Series 2010-OBP, Class A
4.646%, 07/15/2045 (S)	311,000	346,800
Residential Accredits Loans, Inc. Trust
Series 2006-QO7, Class 1A1,
0.922%, 09/25/2046 (P)	361,858	248,172
Series 2007-QH9, Class A1,
1.421%, 11/25/2037 (P)	190,786	119,531
RFMSI Series Trust, Series 2007-SA2,
Class 2A1 3.040%, 04/25/2037 (P)	51,238	44,977
Sequoia Mortgage Trust, Series 2007-3,
Class 2AA1 2.472%, 07/20/2037 (P)	36,887	30,585
Springleaf Mortgage Loan Trust,
Series 2013-2A, Class M1
3.520%, 12/25/2065 (P)(S)	605,000	617,877
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-13, Class A2,
0.452%, 09/25/2034 (P)	41,260	36,848
Series 2007-1, Class 1A1,
0.302%, 02/25/2037 (P)	37,825	26,826
Structured Asset Mortgage
Investments II Trust, Series 2005-AR8,
Class A1A 0.432%, 02/25/2036 (P)	33,126	26,483
UBS Commercial Mortgage Trust,
Series 2012-C1, Class A3
3.400%, 05/10/2045	655,000	671,065
UBS-Barclays Commercial
Mortgage Trust, Series 2013-C5,
Class A4 3.185%, 03/10/2046	845,000	844,732

60

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Wells Fargo Mortgage
Backed Securities Trust
Series 2005-AR16, Class 4A8,
2.618%, 10/25/2035 (P)	$225,000	$212,980
Series 2014-LC16, Class A5,
3.817%, 08/15/2050	645,000	669,724
Wells Fargo Mortgage Backed
Securities Trust, Series 2006-AR16,
Class A1 2.666%, 10/25/2036 (P)	307,723	287,977
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Series A4,
4.869%, 02/15/2044 (P)(S)	460,000	517,003
Series 2013-C15, Class A4,
4.153%, 08/15/2046 (P)	325,000	346,632
Series 2014-C19, Class A5,
4.101%, 03/15/2047	799,634	849,492
Series 2014-C20, Class A5,
3.995%, 05/15/2047	810,000	852,740
U.S. Government Agency - 0.0%
Government National Mortgage
Association, Series 2006-38, Class XS
IO 7.098%, 09/16/2035	178,897	34,938
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $45,014,433)		$45,378,116
ASSET BACKED SECURITIES - 3.8%
ABFC Trust, Series 2006-HE1, Class A2D
0.372%, 01/25/2037 (P)	196,500	123,041
Ally Master Owner Trust, Series 2011-4,
Class A2 1.540%, 09/15/2016	1,335,000	1,338,089
CAL Funding II, Ltd., Series 2012-1A,
Class A 3.470%, 10/25/2027 (S)	166,667	168,569
CPS Auto Trust
Series 2012-C, Class A,
1.820%, 12/16/2019 (S)	185,792	187,442
Series 2013-D, Class A,
1.540%, 07/16/2018 (S)	256,560	257,833
Credit Acceptance Auto Loan Trust
Series 2012-1A, Class B,
3.120%, 03/16/2020 (S)	445,000	453,075
Series 2013-1A, Class A,
1.210%, 10/15/2020 (S)	505,000	506,198
Series 2013-2A, Class A,
1.500%, 04/15/2021 (S)	450,000	453,194
Series 2014-1A, Class A,
1.550%, 10/15/2021 (S)	450,000	451,652
First Investors Auto Owner Trust
Series 2012-1A, Class A2,
1.960%, 11/15/2017 (S)	46,158	46,243
Series 2013-1A, Class B,
1.810%, 10/15/2018 (S)	120,000	120,830
Series 2013-3A, Class A3,
1.440%, 10/15/2019 (S)	360,000	362,335
Series 2014-1A, Class A3,
1.490%, 01/15/2020 (S)	245,000	245,711
Flagship Credit Auto Trust, Series 2014-1,
Class A 1.210%, 04/15/2019 (S)	268,429	268,403
Ford Credit Auto Lease Trust,
Series 2012-A, Class B
1.610%, 10/15/2016 (S)	885,000	886,241

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Ford Credit Floorplan Master
Owner Trust A, Series 2014-1, Class B
1.400%, 02/15/2019	$150,000	$149,855
GSAA Home Equity Trust
Series 2006-11, Class 2A2,
0.312%, 07/25/2036 (P)	558,970	293,068
Series 2006-15, Class AF6,
5.876%, 09/25/2036 (P)	612,982	356,784
Series 2006-17, Class A3A,
0.392%, 11/25/2036 (P)	340,880	203,172
Series 2006-20, Class 2A1A,
0.202%, 12/25/2046 (P)	600,618	417,435
Series 2007-3, Class 1A2,
0.322%, 03/25/2047 (P)	931,379	462,623
Series 2006-10, Class AF3,
5.985%, 06/25/2036 (P)	238,026	147,111
GSAA Trust, Series 2005-7, Class AF4
5.058%, 05/25/2035 (P)	325,000	291,092
GSAMP Trust, Series 2007-FM2,
Class A2B 0.242%, 01/25/2037 (P)	361,319	211,044
Huntington Auto Trust, Series 2012-1,
Class B 1.710%, 08/15/2017	291,000	295,659
Louisiana Local Government
Environmental Facilities &
Communities Development Authority,
Series 2010-ELL, Class A2
2.470%, 02/01/2019	1,321,682	1,353,059
Morgan Stanley ABS Capital I,
Series 2006-HE4, Class A3
0.302%, 06/25/2036 (P)	159,803	116,373
Newcastle Mortgage Securities Trust,
Series 2007-1, Class 2A3
0.382%, 04/25/2037 (P)	350,000	212,521
Prestige Auto Receivables Trust,
Series 2012-1, Class B
2.490%, 04/16/2018 (S)	336,000	342,555
Santander Drive Auto Receivables Trust
Series 2010-2, Class C,
3.890%, 07/17/2017	320,268	322,888
Series 2011-1, Class B,
2.350%, 11/16/2015	12,771	12,780
Series 2012-5, Class B,
1.560%, 08/15/2018	550,000	554,113
Securitized Asset Backed
Receivables LLC, Series 2006-HE1,
Class A2B 0.242%, 07/25/2036 (P)	198,140	94,082
Soundview Home Loan Trust,
Series 2007-OPT2, Class 2A3
0.332%, 07/25/2037 (P)	45,000	27,631
Springleaf Funding Trust,
Series 2014-AA, Class A
2.410%, 12/15/2022 (S)	715,000	716,262
Volvo Financial Equipment LLC,
Series 2012-1A, Class B
1.510%, 08/15/2017 (S)	176,000	177,456
TOTAL ASSET BACKED SECURITIES (Cost $12,462,835)		$12,626,419
PREFERRED SECURITIES - 0.2%
Financials - 0.2%
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	23,000	$637,100
TOTAL PREFERRED SECURITIES (Cost $644,000)		$637,100

61

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
PURCHASED OPTIONS - 0.0%
Call Options - 0.0%
Over the Counter on 2 Year Interest Rate
Swap. Receive a fixed rate of 0.710%
and pay a floating rate based on 6-
month LIBOR (Expiration Date:
08/28/2014; Strike Rate: 0.710%;
Counterparty: Goldman Sachs
& Company) (I)	10,565,000	$15,402
Over the Counter on 2 Year Interest Rate
Swap. Receive a fixed rate of 0.730%
and pay a floating rate based on 6-
month LIBOR (Expiration Date:
08/29/2014; Strike Rate: 0.730%;
Counterparty: JPMorgan
Chase Company) (I)	12,890,000	22,496
Over the Counter on 2 Year Interest Rate
Swap. Receive a fixed rate of 0.740%
and pay a floating rate based on 6-
month LIBOR (Expiration Date:
09/05/2014; Strike Rate: 0.740%;
Counterparty: JPMorgan
Chase Company) (I)	7,565,000	13,613
		51,511
Put Options - 0.0%
Over the Counter on 10 Year Interest Rate
Swap. Receive a fixed rate of 3.500%
and pay a floating rate based on 1-year
LIBOR (Expiration Date: 04/29/2015;
Strike Rate: 3.500%; Counterparty:
Goldman Sachs & Company) (I)	4,695,000	34,442
TOTAL PURCHASED OPTIONS (Cost $167,098)		$85,953
SECURITIES LENDING COLLATERAL - 0.1%
John Hancock Collateral
Investment Trust, 0.0995% (W)(Y)	29,953	299,756
TOTAL SECURITIES LENDING
COLLATERAL (Cost $299,750)		$299,756
SHORT-TERM INVESTMENTS - 25.0%
Repurchase Agreement - 25.0%
Deutsche Bank Tri-Party Repurchase
Agreement dated 06/30/2014 at 0.100%
to be repurchased at $7,900,022 on
07/01/2014, collateralized by
$8,233,000 Federal Home Loan
Mortgage Corp. 1.570% due 01/08/2020
(valued at $8,058,552,
including interest)	$7,900,000	$7,900,000

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Goldman Sachs Tri-Party Repurchase
Agreement dated 06/30/2014 at 0.100%
to be repurchased at $75,000,208 on
07/01/2014, collateralized by
$20,326,500 Government National
Mortgage Association, 4.500% - 5.000%
due 09/20/2041 - 06/20/2044 (valued at
$76,500,001, including interest)	$75,000,000	$75,000,000
		82,900,000
TOTAL SHORT-TERM INVESTMENTS (Cost $82,900,000)		$82,900,000
Total Investments (Investment Quality Bond Trust)
(Cost $406,323,525) - 125.7%		$417,172,287
Other assets and liabilities, net - (25.7%)		(85,273,092)
TOTAL NET ASSETS - 100.0%		$331,899,195
SALE COMMITMENTS OUTSTANDING - (0.4)%
U.S. Government Agency - (0.4)%
Federal Home Loan Mortgage Corp.
4.000%, TBA (C)	(1,300,000)	(1,370,180)
TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(1,368,148))		$(1,370,180)
Money Market Trust
	Shares or
	Principal
	Amount	Value
COMMERCIAL PAPER - 38.3%
Australia & New Zealand Banking Group, Ltd.
0.140%, 09/05/2014*	$21,500,000	$21,494,482
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.140%, 07/07/2014 *	40,000,000	39,999,067
0.200%, 11/26/2014 *	35,000,000	34,971,222
0.210%, 12/16/2014 *	25,000,000	24,975,500
Barclays U.S. Funding LLC
0.230%, 09/02/2014*	50,000,000	49,979,875
BNP Paribas Finance, Inc.
0.160%, 07/07/2014 *	50,000,000	49,998,667
0.160%, 07/22/2014 *	50,000,000	49,995,333
Caisse Centrale Desjardins
0.140%, 08/05/2014 *	10,300,000	10,298,598
0.160%, 07/28/2014 *	20,000,000	19,997,600
0.170%, 08/22/2014 *	20,000,000	19,995,089
Canadian Imperial Holdings, Inc.
0.050%, 07/08/2014*	79,700,000	79,699,225
Cargill Global Funding PLC
0.060%, 07/01/2014*	20,000,000	20,000,000
Chevron Corp.
0.070%, 07/08/2014*	57,000,000	56,999,224
Deutsche Bank Financial LLC
0.210%, 07/28/2014 *	40,000,000	39,993,700
0.300%, 10/27/2014 *	50,000,000	49,950,833
Electricite de France SA
0.250%, 12/11/2014*	25,000,000	24,971,702
Govco LLC
0.100%, 07/25/2014*	74,000,000	73,995,067
MetLife Short Term Funding LLC
0.100%, 07/02/2014 *	50,000,000	49,999,861
0.100%, 07/03/2014 *	18,500,000	18,499,897

62

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Money Market Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMERCIAL PAPER (continued)
MetLife Short Term Funding LLC (continued)
0.100%, 07/08/2014 *	$17,800,000	$17,799,654
0.100%, 07/21/2014 *	20,000,000	19,998,889
Toronto Dominion Holdings, Inc.
0.110%, 07/24/2014*	50,000,000	49,996,486
Total Capital Canada, Ltd.
0.060%, 07/01/2014*	58,100,000	58,100,000
TOTAL COMMERCIAL PAPER (Cost $881,709,971)		$881,709,971
CORPORATE INTEREST-BEARING OBLIGATIONS - 6.6%
American Honda Finance Corp.
0.230%, 12/05/2014 (P)*	25,000,000	25,000,000
Toyota Motor Credit Corp.
0.227%, 01/14/2015 (P)*	51,000,000	51,000,000
Westpac Banking Corp.
0.223%, 05/22/2015 (P)(S)*	75,000,000	75,000,000
TOTAL CORPORATE INTEREST-BEARING
OBLIGATIONS (Cost $151,000,000)		$151,000,000
U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 41.3%
U.S. Government - 11.4%
U.S. Treasury Note
2.375%, 09/30/2014 *	60,000,000	60,327,581
2.500%, 04/30/2015 *	50,000,000	50,973,747
4.000%, 02/15/2015 *	75,000,000	76,802,931
4.250%, 08/15/2014 *	75,000,000	75,376,864
U.S. Government Agency - 29.9%
Federal Home Loan Bank
0.040%, 07/02/2014 *	137,474,000	137,473,847
0.040%, 07/09/2014 to 07/11/2014 *	73,400,000	73,399,280
0.047%, 07/23/2014 *	75,000,000	74,997,846
0.055%, 07/02/2014 to 07/14/2014 *	163,800,000	163,799,549
0.055%, 07/07/2014 to 07/09/2014 *	29,308,000	29,307,711
0.056%, 07/02/2014 *	25,000,000	24,999,961
0.057%, 07/07/2014 *	108,400,000	108,398,970
0.210%, 02/26/2015 *	75,000,000	75,000,000
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $950,858,287)		$950,858,287
CERTIFICATE OF DEPOSIT - 14.2%
Bank of Montreal
0.140%, 08/05/2014 *	60,000,000	60,000,000
0.224%, 12/18/2014 (P)*	25,000,000	25,000,000
Barclays Bank PLC
0.352%, 12/15/2014 (P)*	20,000,000	20,000,000
0.363%, 12/15/2014 (P)*	20,000,000	20,000,000
Credit Suisse New York
0.260%, 07/15/2014 *	21,000,000	21,000,000
0.350%, 10/15/2014 *	30,000,000	30,000,000
Sumitomo Mitsui Banking Corp.
0.210%, 09/10/2014 *	50,000,000	50,000,000
0.250%, 12/09/2014 *	50,000,000	50,000,000
Wells Fargo Bank NA
0.202%, 07/11/2014 (P)*	50,000,000	50,000,000
TOTAL CERTIFICATE OF DEPOSIT (Cost $326,000,000)		$326,000,000
Total Investments (Money Market Trust)
(Cost $2,309,568,258) - 100.4%		$2,309,568,258
Other assets and liabilities, net - (0.4%)		(8,832,105)
TOTAL NET ASSETS - 100.0%		$2,300,736,153

Money Market Trust B
	Shares or
	Principal
	Amount	Value
COMMERCIAL PAPER - 45.1%
American Honda Finance Corp. 0.100%,
07/15/2014 *	$11,130,000	$11,129,567
Australia & New Zealand Banking Group, Ltd.
0.140%, 09/05/2014 *	10,525,000	10,522,299
Bank of Nova Scotia 0.155%, 07/28/2014 *	13,225,000	13,223,463
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.170%, 07/01/2014 *	10,000,000	10,000,000
0.210%, 12/23/2014 *	10,000,000	9,989,792
Barclays U.S. Funding LLC 0.230%,
09/10/2014 *	6,000,000	5,997,278
BNP Paribas Finance, Inc. 0.100%,
07/01/2014 *	21,000,000	21,000,000
Caisse Centrale Desjardins
0.140%, 08/05/2014 *	11,860,000	11,858,386
0.150%, 08/15/2014 *	8,500,000	8,498,406
Deutsche Bank Financial LLC
0.210%, 07/28/2014 *	8,000,000	7,998,740
0.300%, 10/27/2014 *	12,000,000	11,988,200
Govco LLC
0.100%, 07/14/2014 *	11,900,000	11,899,570
0.100%, 07/28/2014 *	4,000,000	3,999,700
Henkel of America, Inc. 0.130%, 07/17/2014 *	7,500,000	7,499,567
MetLife Short Term Funding LLC
0.100%, 07/03/2014 *	6,500,000	6,499,964
0.110%, 07/23/2014 *	10,000,000	9,999,328
0.110%, 08/01/2014 *	4,000,000	3,999,621
National Rural Utilities Cooperative
Finance Corp. 0.090%, 07/17/2014 *	3,380,000	3,379,865
Thunder Bay Funding LLC 0.120%,
07/21/2014 *	11,500,000	11,499,233
Toronto-Dominion Holdings USA, Inc.
0.100%, 07/01/2014 *	20,000,000	20,000,000
TOTAL COMMERCIAL PAPER (Cost $200,982,979)		$200,982,979
CORPORATE INTEREST-BEARING OBLIGATIONS - 6.1%
American Honda Finance Corp.
0.230%, 12/05/2014 (P)*	5,000,000	5,000,000
Royal Bank of Canada 1.450%, 10/30/2014 *	3,370,000	3,383,219
Toyota Motor Credit Corp.
0.227%, 01/14/2015 (P)*	9,000,000	9,000,000
Westpac Banking Corp.
0.223%, 05/22/2015 (P)(S)*	10,000,000	10,000,000
TOTAL CORPORATE INTEREST-BEARING
OBLIGATIONS (Cost $27,383,219)		$27,383,219
U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 33.3%
U.S. Government - 10.9%
U.S. Treasury Note
0.625%, 07/15/2014 *	3,000,000	3,000,610
2.375%, 09/30/2014 *	10,000,000	10,054,597
2.500%, 04/30/2015 *	10,000,000	10,194,749
4.000%, 02/15/2015 *	20,000,000	20,480,782
4.250%, 08/15/2014 *	5,000,000	5,025,124
U.S. Government Agency - 22.4%
Federal Home Loan Bank
0.050%, 07/18/2014 to 07/23/2014 *	25,860,000	25,859,230
0.055%, 07/02/2014 *	30,000,000	29,999,954
0.055%, 07/11/2014 *	15,000,000	14,999,771
0.056%, 07/02/2014 *	18,000,000	17,999,972
0.057%, 07/07/2014 *	1,000,000	999,990

63

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Money Market Trust B (continued)
	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Bank (continued)
0.210%, 02/26/2015 *	$10,000,000	$10,000,000
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $148,614,779)		$148,614,779
CERTIFICATE OF DEPOSIT - 15.1%
Bank of Montreal
0.120%, 08/11/2014 *	5,000,000	5,000,000
0.200%, 12/09/2014 *	4,270,000	4,269,904
0.224%, 12/18/2014 (P)*	5,000,000	5,000,000
Barclays Bank PLC
0.352%, 12/15/2014 (P)*	8,000,000	8,000,000
0.363%, 12/15/2014 (P)*	8,000,000	8,000,000
Credit Suisse New York
0.260%, 07/15/2014 *	4,000,000	4,000,000
0.350%, 10/15/2014 *	4,000,000	4,000,000
Sumitomo Mitsui Banking Corp.
0.210%, 09/10/2014 *	11,000,000	11,000,000
0.250%, 12/09/2014 *	10,000,000	10,000,000
Wells Fargo Bank NA
0.202%, 07/11/2014 (P)*	8,000,000	8,000,000
TOTAL CERTIFICATE OF DEPOSIT (Cost $67,269,904)		$67,269,904
Total Investments (Money Market Trust B)
(Cost $444,250,881) - 99.6%		$444,250,881
Other assets and liabilities, net - 0.4%		1,792,677
TOTAL NET ASSETS - 100.0%		$446,043,558
New Income Trust
	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 46.4%
U.S. Government - 19.1%
Treasury Inflation Protected Securities
0.625%, 01/15/2024	$17,235,083	$17,840,999
1.375%, 02/15/2044	8,238,591	9,030,270
1.625%, 01/15/2015	14,735,893	14,976,500
2.000%, 07/15/2014	14,929,752	14,957,746
U.S. Treasury Bonds
3.125%, 02/15/2043	55,070,000	52,901,619
4.625%, 02/15/2040	3,655,000	4,536,769
5.375%, 02/15/2031	19,410,000	25,454,390
U.S. Treasury Notes
0.625%, 11/30/2017	30,565,000	30,094,574
0.875%, 02/28/2017	125,785,000	126,227,260
1.250%, 10/31/2018	22,640,000	22,461,348
1.500%, 05/31/2019	11,085,000	11,026,981
2.625%, 04/30/2016	6,640,000	6,911,304
U.S. Treasury Strips, PO
2.285%, 05/15/2021	220,000	189,087
		336,608,847
U.S. Government Agency - 27.3%
Federal Home Loan Mortgage Corp.
2.135%, 06/01/2038 (P)	45,954	48,664
2.200%, 04/01/2037 (P)	97,621	103,333
2.222%, 09/01/2035 (P)	27,354	28,569

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
2.235%, 06/01/2037 (P)	$233,805	$248,498
2.327%, 10/01/2036 (P)	143,449	152,459
2.335%, 05/01/2037 (P)	26,538	27,908
2.348%, 01/01/2036 (P)	1,049	1,114
2.364%, 07/01/2038 (P)	32,773	34,301
2.370%, 01/01/2036 (P)	82,913	88,063
2.375%, 02/01/2035 (P)	61,757	65,818
2.388%, 03/01/2036 (P)	64,723	69,059
2.410%, 09/01/2032 to 07/01/2035 (P)	20,235	21,483
2.419%, 02/01/2037 (P)	88,709	95,029
2.432%, 01/01/2037 (P)	31,735	33,870
2.444%, 07/01/2035 (P)	31,364	33,300
2.500%, 05/01/2028	4,306,164	4,378,495
2.525%, 11/01/2035 (P)	17,086	18,092
2.605%, 02/01/2037 (P)	109,374	115,673
2.701%, 02/01/2038 (P)	80,041	85,744
2.776%, 02/01/2037 (P)	33,630	36,027
3.000%, 01/01/2043 to 06/01/2043	19,454,209	19,206,729
3.500%, 03/01/2043	8,033,737	8,257,802
4.000%, 05/01/2026 to 02/01/2041	15,029,758	15,947,336
4.500%, 11/01/2018 to 10/01/2039	12,171,402	13,178,157
5.000%, 10/01/2018 to 08/01/2040	4,921,383	5,453,747
5.500%, 03/01/2018 to 12/01/2039	454,141	499,656
5.859%, 12/01/2036 (P)	28,778	30,835
5.935%, 10/01/2036 (P)	55,331	59,209
6.000%, 04/01/2017 to 08/01/2038	565,070	630,382
6.058%, 11/01/2036 (P)	21,739	23,427
6.110%, 10/01/2036 (P)	42,402	45,423
6.319%, 08/01/2036 (P)	20,421	21,876
6.500%, 05/01/2017 to 03/01/2037	251,385	286,285
7.000%, 02/01/2024 to 06/01/2032	9,241	10,757
7.500%, 05/01/2024 to 06/01/2024	830	962
10.500%, 05/01/2019	16	16
Federal National Mortgage Association
1.736%, 10/01/2033 (P)	31,709	32,696
1.950%, 06/01/2037 (P)	44,478	46,401
1.987%, 12/01/2035 (P)	6,859	7,195
2.089%, 07/01/2027 (P)	406	415
2.193%, 05/01/2038 (P)	146,216	156,634
2.200%, 12/01/2035 (P)	7,012	7,409
2.227%, 07/01/2036 (P)	200,169	212,076
2.250%, 09/01/2037 (P)	21,254	22,578
2.265%, 11/01/2035 (P)	63,393	67,091
2.279%, 09/01/2035 (P)	100,186	106,005
2.293%, 07/01/2035 (P)	27,033	28,575
2.314%, 08/01/2037 (P)	42,030	44,921
2.329%, 05/01/2038 (P)	106,039	113,165
2.337%, 04/01/2038 (P)	42,671	45,613
2.339%, 05/01/2038 (P)	32,933	35,196
2.441%, 08/01/2036 (P)	91,629	97,354
2.499%, 01/01/2037 (P)	46,819	50,013
2.500%, 10/01/2027 to 02/01/2043	24,268,842	24,097,642
2.517%, 12/01/2035 (P)	16,035	16,904
2.520%, 12/01/2035 (P)	3,010	3,217
2.580%, 08/01/2038 (P)	22,131	23,356
2.665%, 12/01/2036 (P)	81,136	86,917
3.000%, 06/01/2027 to 10/01/2043	74,493,767	74,252,567
3.500%, 10/01/2042 to 03/01/2043	25,727,837	26,481,744
4.000%, 11/01/2025 to 11/01/2041	35,540,691	37,753,710
4.375%, 10/15/2015	825,000	868,415
4.500%, 05/01/2019 to 09/01/2042	49,832,124	53,930,104

64

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
4.625%, 10/15/2014		$660,000	$668,534
5.000%, 05/01/2018 to 07/01/2041		30,683,571	34,099,455
5.500%, 11/01/2015 to 04/01/2040		20,208,098	22,729,015
5.539%, 01/01/2019 (P)		255	276
5.845%, 09/01/2036 (P)		12,680	13,551
6.000%, 09/01/2017 to 10/01/2038		16,283,308	18,362,063
6.500%, 11/01/2015 to 06/01/2039		4,530,886	5,099,700
7.000%, 12/01/2029 to 04/01/2037		16,120	18,481
Government National
Mortgage Association
2.500%, 05/20/2028 to 03/20/2043		9,656,208	9,379,727
3.500%, 09/15/2041 to 05/20/2044		44,269,410	46,117,404
4.000%, 09/20/2040 to 05/20/2041		14,994,147	16,082,887
4.500%, 01/15/2019 to 09/20/2040		12,677,651	13,868,767
5.000%, 01/15/2019 to 03/20/2041		9,081,588	10,089,434
5.500%, 02/15/2029 to 12/20/2039		5,697,574	6,420,254
6.000%, 02/15/2016 to 07/20/2039		3,987,428	4,508,742
6.500%, 12/15/2014 to 09/15/2038		2,375,414	2,731,410
7.000%, 04/15/2017 to 10/20/2036		910,934	1,070,485
9.250%, 02/15/2017 to 12/15/2019		1,943	2,236
9.750%, 07/15/2017 to 02/15/2021		2,165	2,564
10.250%, 11/15/2020		1,291	1,550
			479,192,546
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $807,575,551)			$815,801,393
FOREIGN GOVERNMENT
OBLIGATIONS - 2.7%
Bermuda - 0.3%
Government of Bermuda
4.138%, 01/03/2023 (S)		2,075,000	2,075,000
5.603%, 07/20/2020 (S)		2,190,000	2,441,850
			4,516,850
Brazil - 0.6%
Federative Republic of Brazil
4.875%, 01/22/2021		1,000,000	1,090,000
6.000%, 08/15/2020 to 08/15/2050	BRL	3,911,000	4,441,216
10.000%, 01/01/2021 to 01/01/2023		12,927,000	5,295,012
			10,826,228
Iceland - 0.1%
Republic of Iceland
5.875%, 05/11/2022		$1,680,000	1,853,047
Malaysia - 0.2%
Government of Malaysia
3.492%, 03/31/2020	MYR	2,769,000	845,998
3.889%, 07/31/2020		2,549,000	794,422
4.378%, 11/29/2019		8,185,000	2,622,934
			4,263,354
Mexico - 0.4%
Government of Mexico
4.000%, 06/13/2019	MXN	19,908,707	1,730,785
6.500%, 06/10/2021		32,880,000	2,714,958
7.750%, 11/13/2042		17,460,000	1,524,015
8.500%, 11/18/2038		16,590,000	1,558,538
			7,528,296

New Income Trust (continued)
		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Morocco - 0.2%
Kingdom of Morocco
4.250%, 12/11/2022 (S)		$2,580,000	$2,583,225
South Africa - 0.7%
Republic of South Africa
5.875%, 09/16/2025		2,565,000	2,850,998
6.750%, 03/31/2021	ZAR	56,850,000	5,007,932
8.250%, 09/15/2017		22,885,000	2,208,171
10.500%, 12/21/2026		16,505,000	1,810,087
			11,877,188
Turkey - 0.2%
Republic of Turkey
5.750%, 03/22/2024		$3,280,000	3,583,400
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $46,531,457)			$47,031,588
CORPORATE BONDS - 27.2%
Consumer Discretionary - 3.7%
CCO Holdings LLC
6.625%, 01/31/2022		2,635,000	2,832,625
Comcast Corp.
3.125%, 07/15/2022		2,210,000	2,241,709
COX Communications, Inc.
3.250%, 12/15/2022 (S)		2,195,000	2,148,330
Delphi Corp.
4.150%, 03/15/2024		1,770,000	1,836,832
DIRECTV Holdings LLC
3.800%, 03/15/2022		1,553,000	1,602,884
DISH DBS Corp.
5.125%, 05/01/2020		2,335,000	2,454,669
Ford Motor Credit Company LLC
5.750%, 02/01/2021		6,150,000	7,151,343
Hyatt Hotels Corp.
3.875%, 08/15/2016		4,495,000	4,737,218
Hyundai Capital America
2.550%, 02/06/2019 (S)		3,595,000	3,623,228
NBCUniversal Media LLC
2.875%, 01/15/2023		2,705,000	2,685,091
5.150%, 04/30/2020		5,325,000	6,092,082
Newell Rubbermaid, Inc.
2.050%, 12/01/2017		1,250,000	1,263,390
O’Reilly Automotive, Inc.
4.875%, 01/14/2021		3,970,000	4,340,274
QVC, Inc.
3.125%, 04/01/2019		4,025,000	4,092,878
Sirius XM Radio, Inc.
5.250%, 08/15/2022 (S)		4,271,000	4,602,003
TCM Sub LLC
3.550%, 01/15/2015 (S)		2,410,000	2,446,444
The Interpublic Group of Companies, Inc.
3.750%, 02/15/2023		1,615,000	1,619,299
4.000%, 03/15/2022		2,365,000	2,432,324
Univision Communications, Inc.
5.125%, 05/15/2023 (S)		800,000	847,000
Virgin Media Secured Finance PLC
5.250%, 01/15/2021		1,670,000	1,766,025
WPP Finance 2010
4.750%, 11/21/2021		3,650,000	4,003,397
WPP Finance UK
8.000%, 09/15/2014		80,000	81,191
			64,900,236

65

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer Staples - 0.7%
Altria Group, Inc.
4.750%, 05/05/2021	$4,490,000	$4,951,087
9.250%, 08/06/2019	1,805,000	2,398,298
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	1,365,000	1,715,057
The Kroger Company
3.300%, 01/15/2021	2,650,000	2,712,052
		11,776,494
Energy - 4.5%
Anadarko Petroleum Corp.
6.375%, 09/15/2017	2,385,000	2,745,512
Continental Resources, Inc.
5.000%, 09/15/2022	4,150,000	4,513,125
DCP Midstream Operating LP
2.700%, 04/01/2019	280,000	283,577
3.250%, 10/01/2015	1,085,000	1,114,785
3.875%, 03/15/2023	1,890,000	1,912,478
Ecopetrol SA
4.250%, 09/18/2018	400,000	429,332
5.875%, 05/28/2045	600,000	621,600
Energy Transfer Partners LP
5.200%, 02/01/2022	3,120,000	3,451,091
Enterprise Products Operating LLC
5.950%, 02/01/2041	2,755,000	3,273,959
MarkWest Energy Partners LP
4.500%, 07/15/2023	1,925,000	1,963,500
Murphy Oil Corp.
4.000%, 06/01/2022	4,340,000	4,390,578
Nabors Industries, Inc.
2.350%, 09/15/2016	610,000	622,677
4.625%, 09/15/2021	2,155,000	2,333,234
Noble Energy, Inc.
6.000%, 03/01/2041	2,665,000	3,201,648
Origin Energy Finance, Ltd.
3.500%, 10/09/2018 (S)	3,325,000	3,450,156
Pertamina Persero PT
6.450%, 05/30/2044 (S)	1,055,000	1,047,088
Petrobras Global Finance BV
4.375%, 05/20/2023	2,080,000	2,004,392
Petrobras International Finance Company
5.750%, 01/20/2020	1,805,000	1,929,184
5.875%, 03/01/2018	2,680,000	2,918,917
7.875%, 03/15/2019	866,000	1,009,617
Petrohawk Energy Corp.
7.250%, 08/15/2018	1,920,000	2,006,400
Petroleos Mexicanos
4.875%, 01/24/2022	4,240,000	4,586,832
5.500%, 06/27/2044	3,855,000	4,013,055
6.500%, 06/02/2041	1,775,000	2,063,438
Rowan Companies, Inc.
4.875%, 06/01/2022	1,190,000	1,274,090
5.000%, 09/01/2017	2,885,000	3,128,621
7.875%, 08/01/2019	360,000	439,593
Statoil ASA
1.950%, 11/08/2018	3,045,000	3,070,581
Western Gas Partners LP
4.000%, 07/01/2022	4,565,000	4,725,647
Williams Companies, Inc.
3.700%, 01/15/2023	3,205,000	3,081,406
Williams Partners LP
3.350%, 08/15/2022	2,835,000	2,810,406
4.125%, 11/15/2020	2,275,000	2,425,216

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Williams Partners LP (continued)
6.300%, 04/15/2040	$2,365,000	$2,803,324
		79,645,059
Financials - 9.8%
ABN AMRO Bank NV
6.250%, 04/27/2022	3,026,000	3,423,284
Aflac, Inc.
3.625%, 06/15/2023	4,320,000	4,406,724
Ameriprise Financial, Inc.
7.300%, 06/28/2019	2,530,000	3,125,306
Bank of America Corp.
3.300%, 01/11/2023	4,360,000	4,288,867
3.875%, 03/22/2017	2,795,000	2,977,600
6.110%, 01/29/2037	4,940,000	5,694,353
Barclays Bank PLC
2.500%, 02/20/2019	2,700,000	2,734,455
5.140%, 10/14/2020	5,995,000	6,565,136
BBVA Bancomer SA
4.375%, 04/10/2024 (S)	3,795,000	3,866,156
CNA Financial Corp.
3.950%, 05/15/2024	1,100,000	1,134,384
5.875%, 08/15/2020	2,665,000	3,118,034
Cooperatieve Centrale Raiffeisen
4.625%, 12/01/2023	4,225,000	4,463,134
Credit Agricole SA
2.500%, 04/15/2019 (S)	3,940,000	3,975,740
General Electric Capital Corp.
5.300%, 02/11/2021	9,575,000	10,883,491
IFC Development Corporate
Treasury, Ltd.
2.375%, 05/21/2019	4,465,000	4,360,916
Intesa Sanpaolo SpA
5.017%, 06/26/2024 (S)	2,975,000	3,008,463
JPMorgan Chase & Company
3.375%, 05/01/2023	3,210,000	3,148,962
JPMorgan Chase & Company (6.750% to
02/01/2024; then 3 month
LIBOR + 3.780%)
02/01/2024 (Q)	5,530,000	5,951,663
Kilroy Realty LP
4.800%, 07/15/2018	2,390,000	2,595,000
6.625%, 06/01/2020	2,330,000	2,752,264
Lloyds Bank PLC
6.500%, 09/14/2020 (S)	4,476,000	5,252,904
Morgan Stanley
2.125%, 04/25/2018	12,690,000	12,827,877
3.750%, 02/25/2023	7,000,000	7,117,194
5.500%, 07/28/2021	2,500,000	2,870,838
Morgan Stanley Company
5.000%, 11/24/2025	5,745,000	6,131,610
Neuberger Berman Group LLC
5.875%, 03/15/2022 (S)	1,695,000	1,809,413
Prologis LP
4.500%, 08/15/2017	2,665,000	2,885,619
Provident Companies, Inc.
7.000%, 07/15/2018	2,360,000	2,764,004
Reinsurance Group of America, Inc.
4.700%, 09/15/2023	3,360,000	3,602,689
5.000%, 06/01/2021	1,720,000	1,896,314
5.625%, 03/15/2017	2,275,000	2,483,906
6.450%, 11/15/2019	705,000	832,316

66

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Sun Hung Kai Properties Capital
Market, Ltd.
3.625%, 01/16/2023	$4,300,000	$4,253,663
The Goldman Sachs Group, Inc.
2.375%, 01/22/2018	5,415,000	5,503,259
2.900%, 07/19/2018	3,785,000	3,899,087
3.625%, 01/22/2023	13,495,000	13,506,417
5.750%, 01/24/2022	1,900,000	2,197,662
The Royal Bank of Scotland PLC
6.125%, 01/11/2021	2,950,000	3,468,864
Unum Group
4.000%, 03/15/2024	4,140,000	4,269,872
5.625%, 09/15/2020	1,040,000	1,192,894
WEA Finance LLC
3.375%, 10/03/2022 (S)	1,215,000	1,290,131
		172,530,465
Health Care - 0.9%
Aetna, Inc.
2.200%, 03/15/2019	2,295,000	2,300,712
Community Health Systems, Inc.
8.000%, 11/15/2019	2,250,000	2,463,750
Kaiser Foundation Hospitals
3.500%, 04/01/2022	2,455,000	2,475,971
Life Technologies Corp.
3.500%, 01/15/2016	3,455,000	3,588,847
Novant Health, Inc.
5.850%, 11/01/2019	1,445,000	1,673,950
Thermo Fisher Scientific, Inc.
2.400%, 02/01/2019	950,000	959,531
4.150%, 02/01/2024	2,165,000	2,262,765
		15,725,526
Industrials - 2.5%
American Airlines 2013-1 Class A Pass
Through Trust
4.000%, 07/15/2025 (S)	3,594,898	3,662,303
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 01/15/2023 (S)	3,978,642	4,306,880
Burlington Northern Santa Fe LLC
5.400%, 06/01/2041	1,525,000	1,748,018
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016	1,294,211	1,462,459
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021	903,529	978,070
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 04/11/2024	1,093,398	1,142,601
Delta Air Lines 2010-2 Class A Pass
Through Trust
4.950%, 05/23/2019	735,978	802,216
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	461,937	509,285
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	3,300,000	3,748,021
Heathrow Funding, Ltd.
4.875%, 07/15/2021 (S)	5,585,000	6,092,392
Odebrecht Finance, Ltd.
5.250%, 06/27/2029 (S)	2,885,000	2,872,018

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Southwest Airlines Company
5.125%, 03/01/2017	$3,710,000	$4,044,520
Union Pacific Corp.
4.750%, 09/15/2041	3,475,000	3,779,271
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 06/03/2025	2,791,254	2,937,795
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 11/15/2025	2,935,000	2,979,025
Verisk Analytics, Inc.
5.800%, 05/01/2021	2,000,000	2,254,300
		43,319,174
Information Technology - 0.7%
Avnet, Inc.
4.875%, 12/01/2022	4,125,000	4,388,629
Baidu, Inc.
2.750%, 06/09/2019	790,000	792,958
Fiserv, Inc.
3.125%, 06/15/2016	1,215,000	1,262,080
3.500%, 10/01/2022	2,190,000	2,201,657
Tencent Holdings, Ltd.
3.375%, 05/02/2019 (S)	3,585,000	3,664,669
		12,309,993
Materials - 0.4%
ArcelorMittal
6.125%, 06/01/2018	3,125,000	3,429,688
Holcim US Finance Sarl & Cie SCS
6.000%, 12/30/2019 (S)	2,095,000	2,426,942
Martin Marietta Materials, Inc.
4.250%, 07/02/2024 (S)	980,000	986,100
		6,842,730
Telecommunication Services - 3.1%
CC Holdings GS V LLC
2.381%, 12/15/2017	4,208,000	4,284,459
Crown Castle Towers LLC
6.113%, 01/15/2020 (S)	3,988,000	4,693,246
GTP Acquisition Partners I LLC
2.364%, 05/15/2018 (S)	2,905,000	2,856,658
4.347%, 06/15/2016 (S)	1,335,000	1,380,564
Qwest Corp.
7.500%, 10/01/2014	175,000	177,959
SBA Tower Trust
3.598%, 04/15/2018 (S)	3,575,000	3,595,363
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)	2,855,000	3,461,688
T-Mobile USA, Inc.
6.731%, 04/28/2022	3,910,000	4,217,913
Verizon Communications, Inc.
4.500%, 09/15/2020	5,050,000	5,553,970
6.400%, 09/15/2033	19,665,000	24,056,293
		54,278,113
Utilities - 0.9%
Enable Oklahoma Intrastate
Transmission LLC
6.250%, 03/15/2020 (S)	1,500,000	1,651,764
Exelon Generation Company LLC
6.250%, 10/01/2039	945,000	1,107,058
FirstEnergy Corp.
4.250%, 03/15/2023	2,930,000	2,916,525

67

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
PacifiCorp
6.250%, 10/15/2037	$3,000,000	$3,885,987
Pennsylvania Electric Company
6.150%, 10/01/2038	1,375,000	1,601,823
PPL Capital Funding, Inc.
3.400%, 06/01/2023	3,060,000	3,056,854
3.500%, 12/01/2022	2,555,000	2,595,372
Suburban Propane Partners LP
7.375%, 08/01/2021	55,000	59,813
		16,875,196
TOTAL CORPORATE BONDS (Cost $450,662,746)		$478,202,986
MUNICIPAL BONDS - 1.7%
Chicago Metropolitan Water Reclamation
District (Illinois) 5.720%, 12/01/2038	2,235,000	2,681,307
Chicago Transit Authority, Series A
(Illinois) 6.899%, 12/01/2040	260,000	322,644
City of Chicago (Illinois)
6.395%, 01/01/2040	1,925,000	2,460,400
Denver City & County School District
No. 1 (Colorado) 4.242%, 12/15/2037	1,575,000	1,536,145
District of Columbia 5.591%, 12/01/2034	375,000	446,936
Florida Hurricane Catastrophe Fund
Finance Corp., Series A
1.298%, 07/01/2016	2,825,000	2,847,261
2.995%, 07/01/2020	1,760,000	1,776,421
JobsOhio Beverage System
4.532%, 01/01/2035	1,400,000	1,448,860
Kansas Development Finance Authority
5.501%, 05/01/2034	110,000	121,419
Los Angeles Department of Airports
(California) 7.053%, 05/15/2040	2,600,000	3,379,818
Maryland State Transportation Authority
5.888%, 07/01/2043	1,070,000	1,339,191
New York City Municipal Water Finance
Authority 5.952%, 06/15/2042	840,000	1,079,114
Philadelphia Authority for Industrial
Development (Pennsylvania)
3.964%, 04/15/2026	3,565,000	3,539,225
Port Authority of New York & New Jersey
4.458%, 10/01/2062	3,050,000	3,108,774
San Diego County Water Authority
(California) 6.138%, 05/01/2049	840,000	1,089,623
South Carolina State Public Service
Authority 4.322%, 12/01/2027	1,705,000	1,755,604
State of Oregon 5.892%, 06/01/2027	60,000	72,571
Virginia Commonwealth Transportation
Board 5.350%, 05/15/2035	515,000	597,385
TOTAL MUNICIPAL BONDS (Cost $26,945,052)		$29,602,698
TERM LOANS (M) - 1.3%
Consumer Discretionary - 0.5%
La Quinta Intermediate Holdings LLC
4.000%, 04/14/2021	2,693,333	2,695,017
Univision Communications, Inc.
4.000%, 03/01/2020	3,093,112	3,089,246
4.000%, 03/02/2020	2,345,313	2,342,381
		8,126,644
Consumer Staples - 0.1%
HJ Heinz Company
3.500%, 06/05/2020	1,559,250	1,569,962

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Financials - 0.2%
Asurion LLC
5.000%, 05/24/2019	4,228,170	$4,250,897
Information Technology - 0.3%
First Data Corp.
4.154%, 03/24/2021	4,351,102	4,357,320
Telecommunication Services - 0.2%
Intelsat Jackson Holdings SA
3.750%, 06/30/2019	4,123,377	4,128,531
TOTAL TERM LOANS (Cost $22,365,769)		$22,433,354
COLLATERALIZED MORTGAGE
OBLIGATIONS - 8.9%
Commercial & Residential - 8.5%
Adjustable Rate Mortgage Trust,
Series 2005-8, Class 7A-31
0.392%, 11/25/2035 (P)	$168,429	$166,392
Alternative Loan Trust, Series 2004-33,
Class 4A1 2.555%, 12/25/2034 (P)	1,854,635	1,788,948
Banc of America
Commercial Mortgage Trust, Inc.
Series 2006-5, Class AM,
5.448%, 09/10/2047	4,975,000	5,348,916
Series 2007-4, Class AM,
6.015%, 02/10/2051 (P)	2,425,000	2,713,939
Series 2006-3, Class AM,
6.043%, 07/10/2044 (P)	2,210,000	2,345,217
Banc of America Funding Corp.,
Series 2005-A, Class 5A1
0.453%, 02/20/2035 (P)	232,615	225,990
Banc of America Merrill Lynch
Commercial Mortgage, Inc.,
Series 2007-1, Class AAB
5.422%, 01/15/2049	2,756,242	2,757,813
Banc of America Mortgage Securities
Series 2005-B, Class 2A1,
2.601%, 03/25/2035 (P)	1,356,704	1,252,897
Series 2004-D, Class 2A2,
2.634%, 05/25/2034 (P)	19,336	19,522
Series 2004-A, Class 2A2,
2.680%, 02/25/2034 (P)	38,815	38,907
Series 2004-H, Class 2A2,
2.745%, 09/25/2034 (P)	52,786	52,820
Series 2004-I, Class 3A2,
2.746%, 10/25/2034 (P)	11,232	11,228
Series 2005-J, Class 3A1,
2.806%, 11/25/2035 (P)	1,087,019	1,027,441
Bear Stearns Commercial Mortgage
Securities, Series 2006-PW12, Class A4
5.898%, 09/11/2038 (P)	385,000	414,511
Commercial Mortgage Pass
Through Certificates
Series 2014-TWC, Class A,
1.002%, 02/13/2032 (P)(S)	2,135,000	2,137,855
Series 2013-CR13, Class C,
4.916%, 12/10/2023 (P)	1,995,000	2,105,266
Series 2014-CR15, Class C,
4.921%, 02/10/2047 (P)	1,995,000	2,114,082
Commercial Mortgage Trust,
Series 2007-GG9, Class AMFX
5.475%, 03/10/2039	7,795,000	8,395,718

68

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Credit Suisse Commercial Mortgage Trust,
Series 2007-C3, Class AM
5.866%, 06/15/2039 (P)	$835,000	$894,292
Credit Suisse Mortgage
Capital Certificates
Series 2010-1R, Class 42A1,
5.000%, 10/27/2036 (S)	194,009	200,994
Series 2008-C1, Class A3,
6.175%, 02/15/2041 (P)	1,795,000	2,010,807
Deutsche Alt-A Securities, Inc. Mortgage
Loan Trust, Series 2005-2, Class 1A1
0.552%, 04/25/2035 (P)	1,381,190	1,237,595
DSLA Mortgage Loan Trust
Series 2004-AR4, Class 2A1A,
0.515%, 01/19/2045 (P)	1,423,456	1,253,302
Series 2004-AR1, Class A1A,
0.995%, 09/19/2044 (P)	1,557,806	1,493,497
Fosse Master Issuer PLC
Series 2012-1A, Class 3A1,
1.726%, 10/18/2054 (P)(S)	2,795,000	2,877,366
Series 2011-1A, Class A5,
1.728%, 10/18/2054 (P)(S)	575,000	584,489
GMAC Mortgage Corp. Loan Trust,
Series 2005-AR3, Class 5A1
5.050%, 06/19/2035 (P)	370,827	375,415
GreenPoint Mortgage Funding Trust,
Series 2005-AR1, Class A1
0.392%, 06/25/2045 (P)	1,732,784	1,390,644
Greenwich Capital Commercial
Funding Corp., Series 2005-GG3,
Class A3 4.569%, 08/10/2042	4,997	4,992
GS Mortgage Securities Corp. II
Series 2014-GC20, Class B,
4.529%, 04/10/2047 (P)	1,885,000	1,977,974
Series 2006-GG6, Class A4,
5.553%, 04/10/2038 (P)	5,100,000	5,387,910
HarborView Mortgage Loan Trust,
Series 2005-2, Class 2A1A
0.375%, 05/19/2035 (P)	592,607	522,451
Holmes Master Issuer PLC
Series 2012-1A, Class A2,
1.877%, 10/15/2054 (P)(S)	619,787	625,134
Series 2012-3A, Class B1,
2.427%, 10/15/2054 (P)(S)	2,950,000	3,068,180
HomeBanc Mortgage Trust
Series 2005-4, Class A1,
0.422%, 10/25/2035 (P)	1,739,259	1,558,917
Series 2005-4, Class A2,
0.482%, 10/25/2035 (P)	1,581,906	1,424,046
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR18, Class 2A1B
0.932%, 10/25/2036 (P)	2,859,586	2,253,216
JPMorgan Alternative Loan Trust,
Series 2007-A2, Class 12A3
0.342%, 06/25/2037 (P)	673,680	638,645
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-LDP4, Class ASB,
4.824%, 10/15/2042 (P)	54,404	54,807
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	620,000	672,543

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust (continued)
Series 2006-CB16, Class A4,
5.552%, 05/12/2045	$8,491,740	$9,124,587
Series 2007-CB19, Class A4,
5.891%, 02/12/2049 (P)	4,823,000	5,319,238
Series 2007-CB19, Class AM,
5.892%, 02/12/2049 (P)	8,480,000	9,233,066
Series 2007-LD11, Class AM,
5.991%, 06/15/2049 (P)	925,000	984,163
JPMorgan Mortgage Trust,
Series 2005-ALT1, Class 1A1
0.452%, 10/25/2035 (P)	2,450,892	1,880,322
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4,
5.156%, 02/15/2031	5,667,500	5,961,252
Series 2006-C7, Class A3,
5.347%, 11/15/2038	2,185,000	2,380,324
Series 2007-C6, Class AM,
6.114%, 07/15/2040 (P)	1,070,000	1,189,001
Series 2008-C1, Class A2,
6.320%, 04/15/2041 (P)	2,240,000	2,548,047
Merrill Lynch Mortgage Investors Trust,
Series 2005-A9, Class 2A1C
2.518%, 12/25/2035 (P)	1,495,000	1,443,286
Merrill Lynch Mortgage Trust,
Series 2006-C2, Class AM
5.782%, 08/12/2043 (P)	2,950,000	3,199,057
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2014-C15, Class B
4.565%, 04/15/2047 (P)	1,595,000	1,683,765
Morgan Stanley Capital I Trust
Series 2007-IQ13, Class A4,
5.364%, 03/15/2044	10,875,000	11,877,947
Series 2007-IQ14, Class A4,
5.692%, 04/15/2049 (P)	1,885,000	2,078,341
Series 2007-IQ14, Class AMFX,
5.869%, 04/15/2049 (P)	4,990,000	5,313,542
Series 2007-IQ15, Class A4,
6.105%, 06/11/2049 (P)	1,077,669	1,192,679
Sequoia Mortgage Trust
Series 2013-6, Class A1,
2.500%, 05/25/2043 (P)	4,161,606	3,790,004
Series 2013-7, Class A2,
3.000%, 06/25/2043 (P)	1,961,220	1,873,488
Series 2010-H1, Class A1,
3.750%, 02/25/2040 (P)	60,481	59,410
STARM Mortgage Loan Trust,
Series 2007-2, Class 5A1
5.587%, 04/25/2037 (P)	1,452,549	1,338,193
Vendee Mortgage Trust, Series 1996-3,
Class 4 9.582%, 03/15/2025 (P)	4,005	4,407
Wachovia Bank
Commercial Mortgage Trust
Series 2006-C28, Class A4,
5.572%, 10/15/2048	8,187,020	8,827,695
Series 2007-C34, Class A3,
5.678%, 05/15/2046	1,235,000	1,366,715
WaMu Mortgage Pass
Through Certificates
Series 2005-AR13, Class A1A1,
0.442%, 10/25/2045 (P)	337,606	317,104

69

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
WaMu Mortgage Pass Through
Certificates (continued)
Series 2005-AR12, Class 2A1,
2.534%, 09/25/2035 (P)	$492,028	$494,004
Wells Fargo Mortgage
Backed Securities Trust
Series 2006-2, Class 2A1,
0.852%, 03/25/2036 (P)	1,240,166	1,006,315
Series 2003-O, Class 5A1,
2.514%, 01/25/2034 (P)	49,170	49,279
WF-RBS Commercial Mortgage Trust,
Series 2014-C19, Class B
4.723%, 03/15/2047 (P)	960,000	1,027,176
		148,987,085
U.S. Government Agency - 0.4%
Federal Home Loan Mortgage Corp.
Series 199, Class PO,
0.117%, 08/01/2028	1,875	1,758
Series K502, Class A2,
1.426%, 08/25/2017	1,645,000	1,658,705
Series K025, Class A1,
1.875%, 04/25/2022	2,726,466	2,720,312
Series 2003-2627, Class IE IO,
4.500%, 04/15/2018	491	3
Federal National Mortgage Association,
Series 319, Class 2 IO
6.500%, 02/01/2032	5,585	1,149
Government National
Mortgage Association
Series 1998-6, Class EA PO,
0.123%, 03/16/2028	11,892	11,458
Series 2013-24, Class OI IO,
4.000%, 02/20/2043	2,802,858	582,127
Series 2010-92, Class PI IO,
4.500%, 11/20/2037	5,068,978	631,499
Series 2010-103, Class IN IO,
4.500%, 02/20/2039	2,459,161	292,234
Series 2011-88, Class EI IO,
4.500%, 11/20/2039	1,322,316	216,501
Series 2011-41 Class AI IO,
4.500%, 12/20/2039	7,394,791	1,221,511
Series 2004-43, Class D,
4.994%, 03/16/2030 (P)	12,861	13,052
		7,350,309
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $148,117,207)		$156,337,394
ASSET BACKED SECURITIES - 7.6%
Ally Auto Receivables Trust
Series 2012-A, Class C,
2.400%, 11/15/2017 (S)	1,110,000	1,138,309
Series 2012-A, Class D,
3.150%, 10/15/2018 (S)	1,650,000	1,703,237
American Express Credit Account
Master Trust, Series 2012-5, Class C
1.070%, 05/15/2018 (S)	1,145,000	1,150,794
Americredit Automobile
Receivables Trust, Series 2012-4,
Class C 1.930%, 08/08/2018	1,430,000	1,453,034

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
AmeriCredit
Automobile Receivables Trust
Series 2011-2, Class B,
2.330%, 03/08/2016	$81,803	$81,837
Series 2012-1, Class C,
2.670%, 01/08/2018	300,000	305,766
Series 2011-1, Class C,
2.850%, 08/08/2016	2,493,807	2,512,548
Avis Budget Rental Car
Funding AESOP LLC
Series 2014-1A, Class A,
2.460%, 07/20/2020 (S)	6,905,000	6,953,425
Series 2013-2A, Class A,
2.970%, 02/20/2020 (S)	3,630,000	3,749,982
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.640%, 12/25/2028 (P)	11,595	11,624
Cabela’s Master Credit Card Trust
Series 2012-1A, Class A1,
1.630%, 02/18/2020 (S)	2,000,000	2,026,914
Series 2011-2A, Class A1,
2.390%, 06/17/2019 (S)	5,515,000	5,675,828
Capital Auto Receivables Asset Trust
Series 2013-1, Class B,
1.290%, 04/20/2018	345,000	346,191
Series 2013-1, Class C,
1.740%, 10/22/2018	360,000	360,634
Series 2014-2, Class B,
2.030%, 12/20/2018	930,000	934,099
Series 2014-2, Class C,
2.410%, 05/20/2019	835,000	838,940
Series 2014-1, Class C,
2.840%, 04/22/2019	655,000	668,462
CarMax Auto Owner Trust, Series 2014-1,
Class D 2.430%, 08/17/2020	3,375,000	3,375,503
Chase Funding Mortgage Loan Asset-
Backed Certificates
Series 2002-4, Class 2A1,
0.892%, 10/25/2032 (P)	4,639	4,365
Series 2002-2, Class 1M1,
5.599%, 09/25/2031	8,812	8,579
Chase Issuance Trust, Series 2013-A8,
Class A8 1.010%, 10/15/2018	3,475,000	3,485,383
CIT Equipment Collateral,
Series 2012-VT1, Class A3
1.100%, 08/22/2016 (S)	333,435	333,861
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	8,237,594	8,459,482
CNH Equipment Trust, Series 2012-D,
Class B 1.270%, 05/15/2020	2,936,000	2,939,215
CNH Wholesale Master Note Trust,
Series 2013-2A, Class A
0.752%, 08/15/2019 (P)(S)	3,640,000	3,650,141
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.757%, 01/25/2034 (P)	2,069,174	1,937,717
Diamond Resorts Owner Trust,
Series 2013-2, Class A
2.270%, 05/20/2026 (S)	3,219,568	3,239,472
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	4,270,825	4,588,831

70

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Enterprise Fleet Financing LLC,
Series 2013-2, Class A2
1.060%, 03/20/2019 (S)	$3,257,679	$3,271,439
Ford Credit Auto Owner Trust,
Series 2013-B, Class D
1.820%, 11/15/2019	1,745,000	1,772,054
Ford Credit Floorplan Master
Owner Trust, Series 2010-3, Class C
4.990%, 02/15/2017 (S)	4,490,000	4,612,357
GE Capital Credit Card Master Note Trust
Series 2012-2, Class A,
2.220%, 01/15/2022	5,465,000	5,473,821
Series 2009-4, Class C,
7.820%, 11/15/2017 (S)	870,000	893,273
GreatAmerica Leasing Receivables,
Series 2014-1, Class A4
1.470%, 08/15/2020 (S)	1,640,000	1,636,602
GSAA Home Equity Trust
Series 2007-7, Class 2A1,
0.210%, 07/25/2037 (P)	1,690,952	1,491,358
Series 2005-11, Class 2A1,
0.432%, 10/25/2035 (P)	609,542	569,524
Series 2005-MTR1, Class A4,
0.522%, 10/25/2035 (P)	4,625,000	4,413,434
GSAA Trust, Series 2005-8, Class A3
0.582%, 06/25/2035 (P)	2,811,331	2,686,694
HSI Asset Securitization Corp. Trust,
Series 2007-WF1, Class 2A3
0.322%, 05/25/2037 (P)	1,586,609	1,473,415
Huntington Auto Trust
Series 2011-1A, Class B,
1.840%, 01/17/2017 (S)	455,000	461,127
Series 2011-1A, Class C,
2.530%, 03/15/2017 (S)	2,160,000	2,201,174
Hyundai Auto Lease Securitization Trust,
Series 2012-A, Class A4
1.050%, 04/17/2017 (S)	1,400,000	1,403,539
Invitation Homes Trust,
Series 2013-SFR1, Class A
1.400%, 12/17/2030 (P)(S)	1,229,341	1,235,144
Kubota Credit Owner Trust,
Series 2014-1A, Class A4
1.670%, 07/15/2020 (S)	5,075,000	5,066,900
Mercedes-Benz Auto Lease Trust,
Series 2013-B, Class A4
0.760%, 07/15/2019	2,280,000	2,285,440
Motor PLC, Series 2012-A, Class A1C
1.286%, 02/25/2020 (S)	867,211	867,885
MVW
Owner Trust 2.150%, 04/22/2030 (S)	979,552	988,079
Nordstrom Private Label Credit Card
Master Note Trust, Series 2011-1A,
Class A 2.280%, 11/15/2019 (S)	6,905,000	7,065,500
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF1
5.742%, 04/25/2037 (P)	3,272,051	1,899,641
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ2, Class A1
4.100%, 04/25/2033 (P)	7,982	7,723
Sierra Timeshare
Receivables Funding LLC
Series 2013-1A, Class A,
1.590%, 11/20/2029 (S)	1,512,013	1,518,408

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Sierra Timeshare Receivables
Funding LLC (continued)
Series 2014-1A, Class A,
2.070%, 03/20/2030 (S)	$3,912,795	$3,918,699
Series 2013-3A, Class A,
2.200%, 10/20/2030 (S)	2,202,378	2,213,778
SMART Trust
Series 2013-1US, Class A4A,
1.050%, 10/14/2018	1,460,000	1,459,001
Series 2012-4US, Class A4A,
1.250%, 08/14/2018	1,885,000	1,887,671
Series 2014-1US, Class A4A,
1.680%, 12/14/2019	2,910,000	2,915,022
Series 2011-2USA, Class A4A,
2.310%, 04/14/2017 (S)	1,508,033	1,523,872
Terwin Mortgage Trust,
Series 2005-14HE, Class AF2
4.849%, 08/25/2036 (P)	407,131	420,684
Utility Debt Securitization Authority (New
York) 2.042%, 06/15/2021	2,010,000	2,019,387
Wheels SPV LLC, Series 2012-1,
Class A3 1.530%, 03/20/2021 (S)	1,370,000	1,384,073
TOTAL ASSET BACKED SECURITIES (Cost $131,701,381)		$132,970,891
SHORT-TERM INVESTMENTS - 3.9%
Money Market Funds - 3.6%
T. Rowe Price Reserve Investment
Fund, 0.0553% (Y)	62,510,910	62,510,910
Repurchase Agreement - 0.3%
Repurchase Agreement with State
Street Corp. dated 06/30/2014 at
0.000% to be repurchased at $5,743,000
on 07/01/2014, collateralized by
$5,765,000 U.S. Treasury Notes,
2.250% due 03/31/2021 (valued at
$5,858,681, including interest)	$5,743,000	$5,743,000
TOTAL SHORT-TERM INVESTMENTS (Cost $68,253,910)		$68,253,910
Total Investments (New Income Trust)
(Cost $1,702,153,073) - 99.7%		$1,750,634,214
Other assets and liabilities, net - 0.3%		5,217,099
TOTAL NET ASSETS - 100.0%		$1,755,851,313
Real Return Bond Trust
	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 97.0%
U.S. Government - 94.3%
Treasury Inflation Protected Securities
0.125%, 04/15/2016 to 07/15/2022	$21,955,873	$22,126,934
0.125%, 01/15/2023 (D)	308,088	306,788
0.375%, 07/15/2023	814,880	829,905
0.500%, 04/15/2015	4,379,720	4,442,678
0.625%, 07/15/2021 to 01/15/2024	10,787,155	11,326,686
0.750%, 02/15/2042	314,718	295,269
1.250%, 07/15/2020	1,088,160	1,191,961
1.375%, 01/15/2020 to 02/15/2044	1,566,162	1,716,746
1.625%, 01/15/2015	1,988,528	2,020,997

71

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
Treasury Inflation Protected
Securities (continued)
1.750%, 01/15/2028		$3,624,896	$4,166,365
1.875%, 07/15/2015		244,010	253,408
2.000%, 01/15/2016 to 01/15/2026		5,977,166	6,359,651
2.125%, 01/15/2019		2,210,640	2,488,697
2.375%, 01/15/2025 to 01/15/2027		14,347,737	17,368,345
3.375%, 04/15/2032		7,081,096	10,206,734
3.875%, 04/15/2029		1,297,746	1,893,999
			86,995,163
U.S. Government Agency - 2.7%
Federal Home Loan Mortgage Corp.
2.500%, 10/02/2019		600,000	602,954
Federal National Mortgage Association
3.000%, 08/01/2043		1,914,742	1,891,780
			2,494,734
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $92,544,369)			$89,489,897
FOREIGN GOVERNMENT
OBLIGATIONS - 12.2%
Australia - 1.2%
Commonwealth of Australia
5.250%, 03/15/2019	AUD	500,000	518,589
New South Wales Treasury Corp.
2.500%, 11/20/2035		500,000	623,356
			1,141,945
Germany - 3.2%
Federal Republic of Germany, Inflation
Linked Bond
0.750%, 04/15/2018	EUR	2,024,678	2,918,830
Italy - 3.3%
Republic of Italy
1.700%, 09/15/2018		405,472	584,060
2.100%, 09/15/2021		217,266	319,619
2.250%, 04/22/2017		600,912	855,907
2.350%, 09/15/2024 (S)		644,902	945,498
4.750%, 09/15/2016		100,000	149,035
5.500%, 11/01/2022		100,000	167,943
			3,022,062
Mexico - 1.5%
Government of Mexico
3.560%, 01/04/2018 to 01/30/2020 (P)	MXN	11,700,000	913,630
4.000%, 11/08/2046		4,617,253	405,961
7.750%, 05/29/2031		1,000,000	88,159
			1,407,750
New Zealand - 0.4%
Dominion of New Zealand
2.000%, 09/20/2025	NZD	400,000	339,447
Spain - 2.0%
Autonomous Community of Catalonia
4.950%, 02/11/2020	EUR	100,000	153,252
Kingdom of Spain
5.400%, 01/31/2023 (S)		1,000,000	1,681,953
			1,835,205

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
United Kingdom - 0.6%
Government of United Kingdom
2.500%, 07/26/2016	GBP	100,000	$573,439
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $11,040,348)			$11,238,678
CORPORATE BONDS - 12.0%
Consumer Discretionary - 1.0%
DR Horton, Inc.
5.625%, 09/15/2014		$900,000	907,875
Energy - 0.8%
Petrobras Global Finance BV
2.592%, 03/17/2017 (P)		700,000	708,330
Financials - 9.0%
Achmea Hypotheekbank NV
3.200%, 11/03/2014 (S)		244,000	246,319
Banco Bilbao Vizcaya Argentaria SA
0.975%, 10/23/2015		1,500,000	1,499,607
Banco do Brasil SA
1.000%, 06/29/2015		900,000	900,011
Banco Itau BBA International SA
1.000%, 06/04/2015		300,000	299,943
Bankia SA
3.500%, 12/14/2015 to 01/17/2019	EUR	200,000	287,789
BPE Financiaciones SA
2.500%, 02/01/2017		100,000	139,658
2.875%, 05/19/2016		100,000	140,270
Citigroup, Inc.
0.745%, 05/01/2017 (P)		$100,000	99,916
Eksportfinans ASA
2.375%, 05/25/2016		100,000	100,000
Everest Reinsurance Holdings, Inc.
5.400%, 10/15/2014		1,000,000	1,012,788
Intesa Sanpaolo SpA
1.650%, 04/07/2015		800,000	801,408
3.125%, 01/15/2016		100,000	102,784
Rabobank Nederland NV
4.000%, 09/10/2015	GBP	1,300,000	2,298,350
Westpac Banking Corp.
3.585%, 08/14/2014 (S)		$400,000	401,545
			8,330,388
Industrials - 0.2%
Hellenic Railways Organization SA
4.028%, 03/17/2017	EUR	100,000	129,152
International Lease Finance Corp.
6.500%, 09/01/2014 (S)		$100,000	100,750
			229,902
Telecommunication Services - 0.9%
BellSouth Corp.
4.182%, 04/26/2015 (S)		800,000	822,973
Utilities - 0.1%
Electricite de France SA
0.688%, 01/20/2017 (P)(S)		100,000	100,405
TOTAL CORPORATE BONDS (Cost $10,993,774)			$11,099,873

72

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.0%
Commercial & Residential - 4.8%
Banc of America Large Loan, Inc.,
Series 2009-UB1, Class A4A
5.679%, 06/24/2050 (P)(S)		$238,032	$258,026
BCAP LLC Trust
Series 2011-RR5, Class 12A1,
5.208%, 03/26/2037 (P)(S)		86,088	85,070
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (S)		236,576	246,369
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2003-3, Class 3A2,
2.498%, 05/25/2033 (P)		94,731	95,674
Series 2005-1, Class 2A1,
2.684%, 03/25/2035 (P)		40,068	39,232
Series 2005-1, Class 4A1,
4.974%, 03/25/2035 (P)		237,040	237,955
CHL Mortgage Pass Through Trust
Series 2003-HYB3, Class 7A1,
2.521%, 11/19/2033 (P)		29,906	29,571
Series 2004-J9, Class 2A5,
5.500%, 01/25/2035		388,517	408,077
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6, Class A3
1.930%, 09/25/2035 (P)		43,254	43,423
Countrywide Alternative Loan Trust,
Series 2007-OA4, Class A1
0.322%, 05/25/2047 (P)		481,161	420,927
Credit Suisse Mortgage Capital
Certificates, Series 2009-RR1,
Class A3A 5.383%, 02/15/2040 (S)		76,340	83,109
Granite Mortgages PLC, Series 2004-3,
Class 3A2 0.934%, 09/20/2044 (P)	GBP	79,911	136,486
GreenPoint Mortgage Funding Trust,
Series 2005-AR1, Class A2
0.372%, 06/25/2045 (P)		$305,088	274,443
GSR Mortgage Loan Trust,
Series 2005-AR1, Class 1A1
2.834%, 01/25/2035 (P)		28,398	27,942
Holmes Master Issuer PLC,
Series 2011-1A, Class A3
1.678%, 10/15/2054 (P)(S)	EUR	259,528	355,506
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
2.722%, 11/25/2035 (P)		$74,226	66,676
JP Morgan Mortgage Trust
Series 2007-A1, Class 1A1,
2.703%, 07/25/2035 (P)		74,944	76,224
Series 2005-A6, Class 2A1,
2.779%, 08/25/2035 (P)		61,429	61,280
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
2.182%, 12/25/2033 (P)		119,554	120,477
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 1A,
0.602%, 10/07/2020 (P)		153,743	154,570
Series 2010-R3, Class 2A,
0.712%, 12/08/2020 (P)		215,680	217,082
RBSCF Trust, Series 2010-RR4,
Class CMLA
6.213%, 12/16/2049 (P)(S)		100,000	107,333
Sequoia Mortgage Trust, Series 2007-3,
Class 1A1 0.353%, 07/20/2036 (P)		75,515	72,370

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-19, Class 2A1,
1.523%, 01/25/2035 (P)		$116,723	$94,430
Series 2004-1, Class 4A2,
2.467%, 02/25/2034 (P)		182,569	185,363
Series 2004-18, Class 5A,
5.500%, 12/25/2034 (P)		105,103	102,912
Structured Asset Mortgage
Investments, Inc., Series 2004-AR5,
Class 1A1 0.485%, 10/19/2034 (P)		144,540	137,525
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR15, Class A1A1,
0.412%, 11/25/2045 (P)		146,931	137,437
Series 2006-AR17, Class 1A1A,
0.933%, 12/25/2046 (P)		130,477	119,755
Series 2002-AR17, Class 1A,
1.323%, 11/25/2042 (P)		22,101	21,637
Series 2005-AR10, Class 3A1,
5.127%, 08/25/2035 (P)		12,844	12,444
U.S. Government Agency - 1.2%
Federal Home Loan Mortgage Corp.
Series 3172, Class FK,
0.602%, 08/15/2033 (P)		157,155	157,667
Series 278, Class F1,
0.602%, 09/15/2042 (P)		361,522	360,681
Federal National Mortgage Association
Series 2006-118, Class A2,
0.217%, 12/25/2036 (P)		71,043	69,487
Series 2004-63, Class FA,
0.302%, 08/25/2034 (P)		101,279	100,310
Series 2003-W8, Class 3F2,
0.502%, 05/25/2042 (P)		60,766	60,728
Series 2013-M4, Class X1 IO,
4.084%, 02/25/2018		3,280,441	378,638
			1,127,511
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $5,522,873)			$5,556,836
ASSET BACKED SECURITIES - 2.8%
Aquilae CLO II PLC, Series 2006-1X,
Class A 0.637%, 01/17/2023 (P)	EUR	109,585	148,335
Equity One Asset Backed Securities, Inc.,
Series 2004-1, Class AV2
0.452%, 04/25/2034 (P)		$83,387	71,514
HSBC Home Equity Loan Trust,
Series 2006-2, Class A1
0.303%, 03/20/2036 (P)		70,704	70,076
HSI Asset Securitization Corp. Trust,
Series 2006-HE1, Class 2A1
0.202%, 10/25/2036 (P)		5,689	2,982
Magi Funding PLC, Series 2010-1A,
Class A 0.677%, 04/11/2021 (P)(S)	EUR	153,028	207,302
Nelnet Student Loan Trust, Series 2008-4,
Class A2 0.929%, 07/25/2018 (P)		$8,588	8,592
North Carolina State Education Assistance
Authority, Series 2011-2, Class A1
0.679%, 10/26/2020 (P)		73,606	73,632
Park Place Securities, Inc.,
Series 2005-WCW1, Class A1B
0.412%, 09/25/2035 (P)		27,301	27,008

73

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES (continued)
Penta CLO SA, Series 2007-1X, Class A1
0.614%, 06/04/2024 (P)	EUR	193,661	$261,219
Structured Asset Securities Corp.,
Series 2005-WF1, Class M1
0.812%, 02/25/2035 (P)		$154,932	142,110
Symphony CLO III, Ltd., Series 2007-3A,
Class A1A 0.464%, 05/15/2019 (P)(S)	475,602		472,243
United States Small Business
Administration 5.902%, 02/10/2018	288,178		312,491
Venture VII CDO, Ltd., Series 2006-7A,
Class A1A 0.458%, 01/20/2022 (P)(S)	643,240		632,523
Wood Street CLO BV, Series II-A,
Class A1 0.666%, 03/29/2021 (P)(S)	EUR	99,728	134,926
TOTAL ASSET BACKED SECURITIES (Cost $2,449,897)			$2,564,953
COMMON STOCKS - 0.0%
Financials - 0.0%
Rescap Liquidating Trust (I)		440	$6,780
TOTAL COMMON STOCKS (Cost $2,926)			$6,780
PURCHASED OPTIONS - 0.0%
Put - 0.0%
Over the Counter Option on 5 Year
Interest Rate Swap. Receive a fixed rate
of 1.000% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
11/10/2014; Strike Rate: 1.000%;
Counterparty: Goldman Sachs Capital
Markets LP) (I)	1,100,000		1,956
Over the Counter Option on 5 Year
U.S. Treasury Note Futures. (Expiration
Date: 08/14/2014; Strike
Price: $113.75) (I)	57,000		445
			2,401
TOTAL PURCHASED OPTIONS (Cost $15,834)			$2,401
SHORT-TERM INVESTMENTS - 52.2%
U.S. Government - 0.7%
U.S. Treasury Bills
0.079%, 09/11/2014 (D)*		$324,000	$323,987
0.080%, 08/21/2014 (D)*	141,000		140,996
0.199%, 03/05/2015 (D)*	194,000		193,923
			658,906
U.S. Government Agency - 20.7%
Federal Home Loan Bank Discount Notes
0.055%, 07/14/2014 *	3,100,000		3,099,938
0.080%, 11/26/2014 *	3,200,000		3,199,210
0.090%, 01/14/2015 *	900,000		899,606
0.099%, 09/12/2014 *	2,000,000		1,999,838
0.134%, 06/09/2015 *	9,500,000		9,489,142
0.148%, 06/16/2015 *	400,000		399,406
			19,087,140
Foreign Government - 0.9%
Republic of Greece
2.122%, 08/18/2014 *	EUR	100,000	136,611
2.569%, 07/18/2014 *	500,000		684,146
			820,757

Real Return Bond Trust (continued)
Shares or
Principal
Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 29.9%
Repurchase Agreement with Bank of
Nova Scotia dated 06/30/2014 at
0.130% to be repurchased at $9,200,033
on 07/01/2014, collateralized by
$9,351,000 U.S. Treasury Notes,
0.625% due 08/15/2016 (valued at
$9,396,538, including interest)	EUR	9,200,000	$9,200,000
Repurchase Agreement with Credit Suisse
dated 06/30/2014 at 0.150% to be
repurchased at $9,200,038 on
07/01/2014, collateralized by
$9,385,000 U.S. Treasury Notes,
0.375% due 03/31/2016 (valued at
$9,397,416, including interest)	9,200,000	9,200,000
Repurchase Agreement with JPMorgan
Chase & Company dated 06/30/2014 at
0.140% to be repurchased at $8,700,034
on 07/01/2014, collateralized by
$8,847,000 U.S. Treasury Notes,
0.750% due 01/15/2017 (valued at
$8,893,324, including interest)	8,700,000	8,700,000
Repurchase Agreement with State
Street Corp. dated 06/30/2014 at
0.000% to be repurchased at $498,000
on 07/01/2014, collateralized by
$200,000 U.S. Treasury Notes, 2.250%
due 03/31/2021 (valued at $203,250,
including interest) and $245,000
U.S. Treasury Bonds, 4.625% due
02/15/2040 (valued at $308,088,
including interest)	498,000	498,000
27,598,000
TOTAL SHORT-TERM INVESTMENTS (Cost $48,168,895)	$48,164,803
Total Investments (Real Return Bond Trust)
(Cost $170,738,916) - 182.2%	$168,124,221
Other assets and liabilities, net - (82.2%)	(75,863,866)
TOTAL NET ASSETS - 100.0%	$92,260,355
Short Term Government Income Trust
Shares or
Principal
Amount	Value
U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 97.5%
U.S. Government - 20.4%
Treasury Inflation Protected Securities
0.125%, 04/15/2017 to 04/15/2018	$14,635,270	$15,125,109
U.S. Treasury Notes
0.625%, 08/31/2017	5,460,000	5,399,001
0.750%, 06/30/2017 to 03/31/2018	20,910,000	20,747,359
0.875%, 02/28/2017 to 01/31/2018	37,250,000	37,178,289
1.250%, 10/31/2018	2,540,000	2,519,957
80,969,715
U.S. Government Agency - 77.1%
Federal Agricultural Mortgage Corp.
2.000%, 07/27/2016	21,099,000	21,721,273
5.125%, 04/19/2017 (S)	38,823,000	43,202,661

74

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)
	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Farm Credit Bank
0.570%, 08/11/2016	$11,330,000	$11,335,178
0.900%, 12/26/2017	3,890,000	3,869,842
0.970%, 09/05/2017	5,090,000	5,082,085
0.980%, 05/08/2017	2,400,000	2,398,399
1.100%, 06/20/2017	5,340,000	5,340,571
1.240%, 11/13/2018	18,275,000	18,007,856
Federal Home Loan Bank
0.600%, 04/25/2016	4,355,000	4,355,030
1.000%, 09/18/2017 to 10/16/2017	16,555,000	16,475,554
1.130%, 03/27/2018	9,000,000	8,869,032
1.150%, 07/25/2018	9,910,000	9,701,652
Federal Home Loan Mortgage Corp.
1.100%, 06/30/2017 to 05/07/2018	12,595,000	12,431,902
1.200%, 03/20/2018	4,415,000	4,408,616
2.222%, 09/01/2042 (P)	1,577,767	1,619,541
2.641%, 01/01/2044 (P)	3,424,105	3,528,880
2.915%, 01/01/2037 (P)	306,724	328,578
3.036%, 03/01/2044 (P)	1,824,200	1,890,160
4.331%, 09/01/2039 (P)	564,736	600,405
5.500%, 07/01/2037 to 07/01/2040	6,901,714	7,742,492
6.500%, 09/01/2039	818,977	916,019
7.000%, 04/01/2018 to 04/01/2032	5,816	6,390
12.000%, 07/01/2020	243	252
Federal National Mortgage Association
0.520%, 05/20/2016	12,555,000	12,522,897
0.625%, 11/14/2016	3,360,000	3,348,784
0.850%, 08/07/2017	4,500,000	4,473,131
1.000%, 12/12/2017 to 12/28/2017	13,630,000	13,491,621
2.362%, 09/01/2041 (P)	6,293,602	6,548,601
2.404%, 04/01/2042 (P)	4,283,962	4,454,357
2.480%, 02/01/2042 (P)	6,113,829	6,363,502
2.500%, 10/01/2027	3,784,478	3,854,549
2.913%, 03/01/2044 (P)	1,599,491	1,653,373
3.500%, 12/01/2025	2,433,208	2,579,391
5.000%, 04/01/2019 to 03/01/2025	1,009,222	1,082,864
5.500%, 03/01/2035 to 08/01/2040	5,796,106	6,498,848
6.000%, 10/01/2036 to 03/01/2037	1,346,699	1,514,248
6.500%, 06/01/2029 to 01/01/2039	7,405,706	8,319,406
7.000%, 08/01/2025 to 01/01/2029	4,247	4,934
7.500%, 01/01/2031	718	861
8.000%, 11/01/2020 to 01/01/2031	3,281	3,833
11.500%, 09/01/2019	403	427
12.000%, 01/15/2016 to 04/20/2016	4,078	4,242
12.500%, 09/20/2015	242	249
Government National Mortgage Association
3.750%, 10/20/2039 (P)	817,987	864,371
6.000%, 01/20/2039	401,653	449,887
7.500%, 02/15/2022 to 03/15/2027	846	988
Tennessee Valley Authority
1.750%, 10/15/2018	6,485,000	6,536,400
4.500%, 04/01/2018	10,349,000	11,560,599
4.875%, 12/15/2016	13,923,000	15,291,714
5.500%, 07/18/2017	9,413,000	10,682,814
		305,939,259
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $385,850,013)		$386,908,974

Short Term Government Income Trust (continued)
		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.9%
U.S. Government Agency - 1.9%
Federal Home Loan Mortgage Corp.
Series 3499, Class PA, 4.500%, 08/15/2036		$234,623	$244,724
Series K017, Class X1 IO,
1.588%, 12/25/2021		5,619,707	474,803
Series K018, Class X1 IO,
1.595%, 01/25/2022		4,865,734	414,930
Series K022, Class X1 IO,
1.428%, 07/25/2022		6,717,889	554,488
Series K026, Class X1 IO,
1.175%, 11/25/2022		5,852,627	409,514
Series K038, Class X1 IO,
1.203%, 03/25/2024		8,850,000	802,622
Series K704, Class X1 IO,
2.156%, 08/25/2018		19,158,923	1,361,759
Series K706, Class X1 IO,
1.728%, 10/25/2018		6,210,081	373,182
Series K707, Class X1 IO,
1.688%, 12/25/2018		5,014,098	302,736
Series K709, Class X1 IO,
1.672%, 03/25/2019		6,672,540	417,621
Series K710, Class X1 IO,
1.911%, 05/25/2019		5,269,932	389,005
Series K711, Class X1 IO,
1.831%, 07/25/2019		7,905,583	570,301
Federal National Mortgage Association,
Series 2003-W14, Class 2A
3.446%, 01/25/2043 (P)		798,019	826,988
Government National Mortgage Association,
Series 2012-114, Class IO
1.037%, 01/16/2053		3,890,853	344,504
			7,487,177
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $7,084,685)			$7,487,177
SHORT-TERM INVESTMENTS - 0.5%
REPURCHASE AGREEMENT - 0.5%
Repurchase Agreement with State Street Corp.
dated 06/30/2014 at 0.000% to be
repurchased at $1,834,000 on 07/01/2014,
collateralized by $1,845,000 U.S. Treasury
Notes, 2.250% due 03/31/2021 (valued at
$1,874,981, including interest)		1,834,000	1,834,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,834,000)			$1,834,000
Total Investments (Short Term Government Income Trust)
(Cost $394,768,698) - 99.9%			$396,230,151
Other assets and liabilities, net - 0.1%			565,800
TOTAL NET ASSETS - 100.0%			$396,795,951
Strategic Income Opportunities Trust
		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS - 22.5%
Australia - 2.1%
New South Wales Treasury Corp.
6.000%, 05/01/2020	AUD	3,695,000	$3,972,443

75

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Australia (continued)
Queensland Treasury Corp.
6.000%, 10/21/2015 to 04/21/2016	AUD	7,074,000	$7,016,537
			10,988,980
Bermuda - 0.3%
Government of Bermuda
4.854%, 02/06/2024 (S)		$1,730,000	1,821,690
Brazil - 1.0%
Federative Republic of Brazil
10.000%, 01/01/2021 to 01/01/2023	BRL	6,720,000	2,744,343
10.250%, 01/10/2028		2,434,000	1,156,687
12.500%, 01/05/2016		2,410,000	1,142,555
			5,043,585
Canada - 1.3%
Export Development Canada
3.250%, 08/08/2017	AUD	740,000	701,750
Province of Ontario
6.250%, 06/16/2015	NZD	5,777,000	5,154,546
6.250%, 09/29/2020	AUD	725,000	765,084
			6,621,380
Malaysia - 2.1%
Government of Malaysia
3.741%, 02/27/2015	MYR	13,400,000	4,189,292
3.835%, 08/12/2015		12,850,000	4,032,635
4.262%, 09/15/2016		7,900,000	2,506,298
			10,728,225
Mexico - 2.7%
Government of Mexico
5.000%, 06/15/2017	MXN	29,054,100	2,316,308
6.000%, 06/18/2015		23,000,000	1,821,332
7.750%, 05/29/2031		84,148,000	7,418,444
8.000%, 12/07/2023		23,850,000	2,147,741
			13,703,825
New Zealand - 2.2%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	2,000,000	1,817,870
6.000%, 12/15/2017 to 05/15/2021		10,360,000	9,740,096
			11,557,966
Norway - 1.4%
Government of Norway
4.500%, 05/22/2019	NOK	16,492,000	3,033,290
5.000%, 05/15/2015		24,128,000	4,057,529
			7,090,819
Peru - 0.2%
Republic of Peru
7.350%, 07/21/2025		$955,000	1,265,375
Philippines - 2.0%
Republic of Philippines
4.950%, 01/15/2021	PHP	33,000,000	802,320
5.875%, 12/16/2020 to 03/01/2032		157,303,440	4,008,133
6.250%, 01/14/2036		43,000,000	1,063,918
6.500%, 04/28/2021		106,400,000	2,834,245
7.375%, 03/03/2021		59,600,000	1,655,692
			10,364,308
Singapore - 1.5%
Republic of Singapore
1.375%, 10/01/2014	SGD	1,000,000	804,146

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Singapore (continued)
Republic of Singapore (continued)
2.375%, 04/01/2017	SGD	2,800,000	$2,367,883
2.875%, 07/01/2015		3,000,000	2,467,382
3.250%, 09/01/2020		2,260,000	1,977,787
			7,617,198
South Korea - 2.2%
Korea Treasury Bond Coupon Strips
3.286%, 09/10/2018	KRW	83,030,000	72,890
3.287%, 03/10/2018		83,030,000	74,093
3.296%, 03/10/2017		83,030,000	76,345
3.297%, 09/10/2017		83,030,000	75,252
3.309%, 09/10/2016		83,030,000	77,434
3.315%, 03/10/2016		83,030,000	78,507
3.326%, 09/10/2015		83,030,000	79,572
3.327%, 03/10/2015		83,030,000	80,613
3.347%, 09/10/2014		83,030,000	81,671
Korea Treasury Bond Principal Strips
3.286%, 09/10/2018		2,888,000,000	2,535,315
Republic of Korea
3.250%, 06/10/2015		3,500,000,000	3,479,580
3.500%, 03/10/2017		2,000,000,000	2,017,027
4.000%, 03/10/2016		2,750,000,000	2,778,169
5.750%, 09/10/2018		2,000,000	2,202
			11,508,670
Sweden - 1.5%
Kingdom of Sweden
3.000%, 07/12/2016	SEK	9,955,000	1,566,059
3.750%, 08/12/2017		13,015,000	2,133,871
5.000%, 12/01/2020		21,300,000	3,915,677
			7,615,607
Thailand - 2.0%
Bank of Thailand
3.200%, 10/22/2014	THB	139,000,000	4,297,179
Kingdom of Thailand
3.250%, 06/16/2017		187,500,000	5,889,539
			10,186,718
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $114,160,471)			$116,114,346
CORPORATE BONDS - 40.9%
Consumer Discretionary - 7.7%
American Axle & Manufacturing, Inc.
6.625%, 10/15/2022		$1,195,000	1,308,525
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016 (S)	BRL	1,667,000	712,974
Cablevision Systems Corp.
8.000%, 04/15/2020		$1,150,000	1,305,969
CCO Holdings LLC
5.750%, 01/15/2024		1,690,000	1,728,025
7.000%, 01/15/2019		1,605,000	1,693,275
Chrysler Group LLC
8.250%, 06/15/2021		370,000	418,100
Cinemark USA, Inc.
4.875%, 06/01/2023		1,435,000	1,427,825
5.125%, 12/15/2022		750,000	771,563
7.375%, 06/15/2021		560,000	617,400
DISH DBS Corp.
5.000%, 03/15/2023		1,130,000	1,151,188
7.875%, 09/01/2019		2,300,000	2,731,250

76

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Ferrellgas LP
6.750%, 01/15/2022 (S)		$1,204,000	$1,258,180
Ford Motor Company
4.750%, 01/15/2043		1,165,000	1,175,732
Ford Motor Credit Company LLC
4.250%, 02/03/2017		885,000	950,308
General Motors Financial Company, Inc.
3.250%, 05/15/2018		630,000	637,875
4.250%, 05/15/2023		2,065,000	2,062,419
L Brands, Inc.
5.625%, 10/15/2023		1,655,000	1,797,744
Lamar Media Corp.
5.000%, 05/01/2023		625,000	628,906
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036		974,000	1,070,689
MGM Resorts International
8.625%, 02/01/2019		420,000	500,325
Netflix, Inc.
5.375%, 02/01/2021		525,000	549,938
New Look Bondco I PLC
8.375%, 05/14/2018 (S)		650,000	696,345
8.750%, 05/14/2018 (S)	GBP	570,000	1,041,344
Numericable Group SA
6.250%, 05/15/2024 (S)		$1,230,000	1,283,813
QVC, Inc.
5.950%, 03/15/2043		1,205,000	1,291,629
Shaw Communications, Inc.
5.500%, 12/07/2020	CAD	555,000	592,720
Sirius XM Radio, Inc.
4.625%, 05/15/2023 (S)		$1,130,000	1,081,975
5.250%, 08/15/2022 (S)		1,420,000	1,530,050
5.875%, 10/01/2020 (S)		1,335,000	1,411,763
Standard Pacific Corp.
8.375%, 05/15/2018 to 01/15/2021		545,000	644,300
Tenneco, Inc.
6.875%, 12/15/2020		285,000	310,294
The Goodyear Tire & Rubber Company
7.000%, 05/15/2022		1,980,000	2,197,800
8.750%, 08/15/2020		320,000	379,200
The Men’s Wearhouse, Inc.
7.000%, 07/01/2022 (S)		1,610,000	1,666,350
Univision Communications, Inc.
6.750%, 09/15/2022 (S)		1,167,000	1,290,994
			39,916,787
Consumer Staples - 2.6%
Alliance One International, Inc.
9.875%, 07/15/2021		2,430,000	2,490,750
Anheuser-Busch InBev Worldwide, Inc.
9.750%, 11/17/2015	BRL	2,111,000	955,420
Aramark Services, Inc.
5.750%, 03/15/2020		$310,000	327,825
B&G Foods, Inc.
4.625%, 06/01/2021		1,935,000	1,939,838
Cott Beverages, Inc.
5.375%, 07/01/2022 (S)		1,600,000	1,604,000
Harbinger Group, Inc.
7.875%, 07/15/2019		2,125,000	2,324,219
HJ Heinz Company
4.250%, 10/15/2020		1,740,000	1,750,875
JBS Investments GmbH
7.750%, 10/28/2020 (S)		425,000	454,750
Post Holdings, Inc.
6.000%, 12/15/2022 (S)		675,000	691,031

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer Staples (continued)
Smithfield Foods, Inc.
5.875%, 08/01/2021 (S)		$515,000	$544,613
TreeHouse Foods, Inc.
4.875%, 03/15/2022		420,000	433,125
			13,516,446
Energy - 4.5%
Arch Coal, Inc.
7.250%, 06/15/2021		1,420,000	1,036,600
Bill Barrett Corp.
7.000%, 10/15/2022		1,020,000	1,081,200
Carrizo Oil & Gas, Inc.
7.500%, 09/15/2020		425,000	466,438
CNOOC Finance 2013, Ltd.
3.000%, 05/09/2023		1,235,000	1,165,465
DCP Midstream LLC (5.850% to
05/21/2023, then 3 month
LIBOR + 3.850%)
05/21/2043 (S)		1,255,000	1,192,250
Ecopetrol SA
4.250%, 09/18/2018		185,000	198,566
5.875%, 09/18/2023		545,000	612,667
EP Energy LLC
7.750%, 09/01/2022		690,000	777,975
9.375%, 05/01/2020		3,777,000	4,324,665
Inkia Energy, Ltd.
8.375%, 04/04/2021 (S)		1,575,000	1,744,313
MarkWest Energy Partners LP
6.500%, 08/15/2021		322,000	347,760
Pertamina Persero PT
6.450%, 05/30/2044 (S)		1,605,000	1,592,963
Petrobras Global Finance BV
4.375%, 05/20/2023		2,050,000	1,975,483
Petroleos Mexicanos
7.650%, 11/24/2021 (S)	MXN	15,351,000	1,275,664
Sabine Pass Liquefaction LLC
5.625%, 02/01/2021 to 04/15/2023		$1,790,000	1,870,875
Samson Investment Company
10.750%, 02/15/2020 (S)		995,000	1,048,481
SandRidge Energy, Inc.
7.500%, 02/15/2023		845,000	916,825
The Williams Companies, Inc.
4.550%, 06/24/2024		1,410,000	1,423,144
			23,051,334
Financials - 13.2%
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058		2,995,000	4,125,613
Asian Development Bank
3.250%, 07/20/2017	NZD	1,480,000	1,247,697
Bancolombia SA
5.950%, 06/03/2021		$850,000	937,125
Bank of America Corp.
0.991%, 09/15/2026 (P)		3,615,000	3,239,361
Bank of America Corp. (8.000% to
01/30/2018, then 3 month
LIBOR + 3.630%)
01/30/2018 (Q)		850,000	940,742
BBVA Bancomer SA
6.500%, 03/10/2021 (S)		198,000	223,245
CapitaMalls Asia Treasury, Ltd.
3.950%, 08/24/2017	SGD	3,250,000	2,752,186

77

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc.
6.250%, 06/29/2017	NZD	1,245,000	$1,121,983
Citigroup, Inc. (5.900% to 02/15/2023,
then 3 month LIBOR + 4.230%)
02/15/2023 (Q)		$745,000	752,450
Citigroup, Inc. (5.950% to 01/30/2023,
then 3 month LIBOR + 4.069%)
01/30/2023 (Q)		1,605,000	1,621,050
Corrections Corp. of America
4.125%, 04/01/2020		963,000	955,778
Credit Acceptance Corp.
6.125%, 02/15/2021 (S)		860,000	898,700
European Investment Bank
4.250%, 02/04/2015	NOK	6,400,000	1,058,914
Fifth Third Bancorp (5.100% to
06/30/2023, then 3 month
LIBOR + 3.033%)
06/30/2023 (Q)		$1,820,000	1,748,565
General Electric Capital Australia
Funding Pty, Ltd.
7.000%, 10/08/2015	AUD	2,800,000	2,766,947
General Electric Capital Corp.
4.250%, 01/17/2018	NZD	715,000	612,467
4.875%, 04/05/2016	SEK	10,000,000	1,593,507
6.250%, 09/29/2020	GBP	265,000	534,465
General Electric Capital Corp. (7.125%
until 06/15/2022, then 3 month
LIBOR + 5.296%)
06/15/2022 (Q)		$1,600,000	1,888,320
General Electric Capital Corp., Series A
7.625%, 12/10/2014	NZD	4,415,000	3,925,269
Hongkong Land Treasury Services
(Singapore) Pte, Ltd.
3.860%, 12/29/2017	SGD	250,000	209,317
Host Hotels & Resorts LP
5.250%, 03/15/2022		$620,000	683,207
Inter-American Development Bank
3.750%, 10/09/2018	AUD	1,055,000	1,011,496
6.500%, 08/20/2019		2,705,000	2,909,460
International Bank for Reconstruction
& Development
1.375%, 06/23/2019	SEK	8,600,000	1,291,374
2.125%, 05/29/2017	NOK	1,560,000	256,797
3.375%, 08/13/2017	NZD	620,000	523,761
3.750%, 01/23/2019	AUD	1,000,000	957,123
4.500%, 08/16/2016	NZD	1,455,000	1,277,941
4.625%, 02/26/2019		1,425,000	1,238,798
International Finance Corp.
3.875%, 02/26/2018		620,000	528,396
10.000%, 06/12/2017	BRL	1,745,000	790,561
JPMorgan Chase & Company
4.250%, 11/02/2018	NZD	1,485,000	1,247,195
KFW
4.000%, 12/15/2014	NOK	10,010,000	1,648,511
5.750%, 05/13/2015	AUD	4,775,000	4,619,697
MetLife, Inc.
6.400%, 12/15/2036		$755,000	843,713
National Australia Bank, Ltd.
6.000%, 02/15/2017	AUD	1,805,000	1,814,827
Nationstar Mortgage LLC
9.625%, 05/01/2019		$1,039,000	1,158,485

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Oversea-Chinese Banking Corp., Ltd.
(4.000% to 10/15/2019, then 5 year
U.S. Swap Rate + 2.203%)
10/15/2024 (S)		$1,175,000	$1,195,317
Prudential Financial, Inc. (5.875% to
09/01/2022, then 3 month
LIBOR + 4.175%)
09/15/2042		645,000	700,631
Realogy Group LLC
7.875%, 02/15/2019 (S)		2,205,000	2,359,350
Regions Financial Corp.
7.375%, 12/10/2037		385,000	485,337
Synovus Financial Corp.
5.125%, 06/15/2017		1,570,000	1,636,725
7.875%, 02/15/2019		725,000	830,125
Temasek Financial I, Ltd.
3.265%, 02/19/2020	SGD	1,250,000	1,061,455
Trust F/1401
5.250%, 12/15/2024 (S)		$995,000	1,044,750
Westpac Banking Corp.
5.000%, 10/21/2019	GBP	375,000	712,328
7.250%, 02/11/2020	AUD	700,000	763,282
Yanlord Land Group, Ltd.
10.625%, 03/29/2018 (S)		$450,000	490,500
Zions Bancorporation (5.800% to
06/15/2023, then 3 month
LIBOR + 3.800%)
06/15/2023 (Q)		1,050,000	1,001,438
			68,236,281
Health Care - 4.4%
AbbVie, Inc.
4.400%, 11/06/2042		615,000	595,976
Community Health Systems, Inc.
6.875%, 02/01/2022 (S)		1,540,000	1,632,400
7.125%, 07/15/2020		315,000	342,169
Endo Finance LLC
5.750%, 01/15/2022 (S)		830,000	846,600
7.250%, 01/15/2022 (S)		805,000	869,400
Forest Laboratories, Inc.
4.875%, 02/15/2021 (S)		1,875,000	2,047,538
5.000%, 12/15/2021 (S)		1,775,000	1,945,152
Grifols Worldwide Operations, Ltd.
5.250%, 04/01/2022 (S)		1,600,000	1,660,000
HCA Holdings, Inc.
6.250%, 02/15/2021		1,897,000	2,036,904
HCA, Inc.
5.000%, 03/15/2024		1,995,000	2,022,571
7.500%, 02/15/2022		1,165,000	1,344,119
8.000%, 10/01/2018		280,000	332,500
LifePoint Hospitals, Inc.
5.500%, 12/01/2021 (S)		3,760,000	3,938,600
Tenet Healthcare Corp.
4.375%, 10/01/2021		1,450,000	1,440,938
Valeant Pharmaceuticals International, Inc.
7.500%, 07/15/2021 (S)		865,000	957,988
WellCare Health Plans, Inc.
5.750%, 11/15/2020		553,000	588,945
			22,601,800
Industrials - 2.1%
Air Canada
6.750%, 10/01/2019 (S)		345,000	375,188

78

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022		$1,161,329	$1,370,368
Iron Mountain, Inc.
5.750%, 08/15/2024		1,275,000	1,313,250
Navios Maritime Holdings, Inc.
7.375%, 01/15/2022 (S)		2,335,000	2,405,050
8.125%, 02/15/2019		375,000	394,219
Odebrecht Finance, Ltd.
7.125%, 06/26/2042 (S)		590,000	637,200
7.500%, 09/14/2015 (Q)(S)		1,195,000	1,232,344
TAM Capital 3, Inc.
8.375%, 06/03/2021 (S)		775,000	840,875
UAL 2009-1 Pass Through Trust
10.400%, 11/01/2016		411,218	467,760
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017		243,395	278,687
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 10/01/2024		278,130	313,591
US Airways 2012-1 Class B Pass
Through Trust
8.000%, 10/01/2019		833,963	952,803
			10,581,335
Information Technology - 0.8%
Brightstar Corp.
9.500%, 12/01/2016 (S)		1,155,000	1,238,738
First Data Corp.
8.875%, 08/15/2020 (S)		110,000	121,688
IBM Corp.
2.750%, 12/21/2020	GBP	700,000	1,194,925
Micron Technology, Inc.
5.875%, 02/15/2022 (S)		$1,360,000	1,458,600
			4,013,951
Materials - 2.2%
ArcelorMittal
7.250%, 03/01/2041		1,145,000	1,216,563
Ardagh Packaging Finance PLC
7.375%, 10/15/2017 (S)		1,340,000	1,414,102
Ball Corp.
4.000%, 11/15/2023		1,720,000	1,638,300
Cemex Finance LLC
9.375%, 10/12/2022 (S)		605,000	711,631
Crown Americas LLC
4.500%, 01/15/2023		1,310,000	1,275,940
FMG Resources August 2006 Pty, Ltd.
6.875%, 04/01/2022 (S)		1,715,000	1,839,338
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016		435,000	478,500
Sealed Air Corp.
6.500%, 12/01/2020 (S)		893,000	1,004,625
Vale Overseas, Ltd.
4.625%, 09/15/2020		310,000	332,900
Votorantim Cimentos SA
7.250%, 04/05/2041 (S)		1,115,000	1,177,719
			11,089,618
Telecommunication Services - 2.1%
American Tower Corp.
7.000%, 10/15/2017		529,000	615,527
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)		714,000	788,533

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Telecommunication Services (continued)
Frontier Communications Corp.
7.125%, 01/15/2023		$1,330,000	$1,409,800
9.250%, 07/01/2021		150,000	179,625
GTP Acquisition Partners I LLC
7.628%, 06/15/2016 (S)		625,000	662,658
Millicom International Cellular SA
6.625%, 10/15/2021 (S)		965,000	1,037,375
SBA Telecommunications, Inc.
5.750%, 07/15/2020		505,000	535,931
SBA Tower Trust
5.101%, 04/17/2017 (S)		616,000	659,540
SoftBank Corp.
4.500%, 04/15/2020 (S)		850,000	863,813
T-Mobile USA, Inc.
6.125%, 01/15/2022		1,930,000	2,048,213
6.250%, 04/01/2021		718,000	762,875
6.625%, 04/01/2023		445,000	482,825
6.836%, 04/28/2023		435,000	473,606
Verizon Communications, Inc.
1.981%, 09/14/2018 (P)		520,000	548,629
			11,068,950
Utilities - 1.3%
Abengoa Transmision Sur SA
6.875%, 04/30/2043 (S)		650,000	718,250
Calpine Corp.
5.875%, 01/15/2024 (S)		176,000	185,680
6.000%, 01/15/2022 (S)		1,191,000	1,283,303
NiSource Finance Corp.
4.800%, 02/15/2044		470,000	474,331
5.650%, 02/01/2045		855,000	961,011
NRG Energy, Inc.
6.250%, 07/15/2022 to 05/01/2024 (S)		1,575,000	1,659,375
6.625%, 03/15/2023		1,065,000	1,152,863
Southern Gas Networks PLC
4.875%, 12/21/2020	GBP	80,000	149,593
			6,584,406
TOTAL CORPORATE BONDS (Cost $200,443,365)			$210,660,908

CAPITAL PREFERRED SECURITIES - 1.6%
Financials - 1.6%
BAC Capital Trust XIV, Series G
4.000%, 08/04/2014 (P)(Q)		$2,070,000	1,666,350
Baggot Securities, Ltd.
10.240%, 02/21/2015 (Q)(S)	EUR	535,000	805,833
HSBC Finance Capital Trust IX (5.911%
to 11/30/2015, then 3 month
LIBOR + 1.926%)
11/30/2035		$1,275,000	1,327,594
JPMorgan Chase Capital XXIII
1.224%, 05/15/2047 (P)		1,990,000	1,587,025
M&T Capital Trust III
9.250%, 02/01/2027		95,000	96,573
The PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)		1,190,000	1,326,850
USB Capital IX
3.500%, 08/18/2014 (P)(Q)		1,456,000	1,241,240
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $7,779,598)			$8,051,465

79

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value
CONVERTIBLE BONDS - 1.4%
Consumer Discretionary - 0.4%
Liberty Interactive LLC
0.750%, 03/30/2043	$470,000	$629,800
Sirius XM Radio, Inc.
7.000%, 12/01/2014 (S)	699,000	1,327,663
		1,957,463
Consumer Staples - 0.1%
Vector Group, Ltd.
2.500%, 01/15/2019 (P)	510,000	681,621
Financials - 0.2%
MGIC Investment Corp.
2.000%, 04/01/2020	585,000	870,919
Health Care - 0.4%
Teleflex, Inc.
3.875%, 08/01/2017	95,000	166,606
WellPoint, Inc.
2.750%, 10/15/2042	1,099,000	1,683,531
		1,850,137
Industrials - 0.2%
Air Lease Corp.
3.875%, 12/01/2018	815,000	1,224,028
Information Technology - 0.1%
Intel Corp.
3.250%, 08/01/2039	525,000	809,813
TOTAL CONVERTIBLE BONDS (Cost $6,003,081)		$7,393,981

TERM LOANS (M) - 12.2%
Consumer Discretionary - 2.9%
Burlington Coat Factory Warehouse Corp.
4.250%, 02/23/2017	145,204	146,021
Chrysler Group LLC
3.250%, 12/31/2018	1,097,250	1,093,593
Clear Channel Communications, Inc.
6.900%, 01/30/2019	1,457,076	1,449,791
7.650%, 07/30/2019	468,620	469,336
Four Seasons Holdings, Inc.
3.500%, 06/27/2020	1,811,313	1,806,784
Hilton Worldwide Finance LLC
3.500%, 10/26/2020	1,026,020	1,023,839
Hudson’s Bay Company
4.750%, 11/04/2020	1,845,375	1,865,613
J Crew Group Inc
4.000%, 03/05/2021	1,010,000	995,797
La Quinta Intermediate Holdings LLC
4.000%, 04/14/2021	1,029,238	1,029,881
Lands’ End, Inc.
4.250%, 04/02/2021	1,600,000	1,596,501
RentPath, Inc.
6.250%, 05/29/2020	1,480,050	1,487,450
The Men’s Wearhouse, Inc.
TBD 06/18/2021 (T)	630,000	631,733
Univision Communications, Inc.
4.000%, 03/01/2020	538,208	537,535
Virgin Media Investment Holdings, Ltd.
3.500%, 06/05/2020	975,000	971,100
		15,104,974
Consumer Staples - 1.3%
Aramark Services, Inc.
3.250%, 02/24/2021	2,578,538	2,559,601
Big Heart Pet Brands
3.500%, 03/08/2020	786,129	780,233

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Consumer Staples (continued)
HJ Heinz Company
3.500%, 06/05/2020	2,011,957	$2,025,779
Rite Aid Corp.
5.750%, 08/21/2020	140,000	142,835
SUPERVALU, Inc.
4.500%, 03/21/2019	1,412,627	1,411,524
		6,919,972
Financials - 1.4%
Carestream Health, Inc.
5.000%, 06/07/2019	3,183,660	3,185,649
9.500%, 12/07/2019	1,765,347	1,799,184
HUB International, Ltd.
4.250%, 10/02/2020	2,079,039	2,081,206
		7,066,039
Health Care - 2.6%
Biomet, Inc.
3.661%, 07/25/2017	2,286,201	2,288,688
Catalent Pharma Solutions, Inc.
4.500%, 05/20/2021	2,520,066	2,531,880
Endo Luxembourg Finance I Company
Sarl
3.250%, 02/28/2021	713,213	709,646
Grifols Worldwide Operations USA, Inc.
3.150%, 02/27/2021	922,688	921,073
Kindred Healthcare, Inc.
4.000%, 04/09/2021	735,000	735,459
Mallinckrodt International Finance SA
3.500%, 03/19/2021	2,156,600	2,155,401
National Mentor Holdings, Inc.
4.750%, 01/31/2021	409,718	411,426
Ortho-Clinical Diagnostics, Inc.
4.750%, 05/07/2021	1,010,000	1,016,728
Salix Pharmaceuticals, Ltd.
4.250%, 01/02/2020	1,617,625	1,628,890
Valeant Pharmaceuticals International, Inc.
3.750%, 08/05/2020	889,748	888,524
		13,287,715
Industrials - 0.6%
American Builders & Contractors Supply
Company, Inc.
3.500%, 04/16/2020	1,483,788	1,478,919
Capital Safety North America
Holdings, Inc.
4.000%, 03/29/2021	997,500	991,016
US Airways, Inc.
3.500%, 05/23/2019	801,900	800,096
		3,270,031
Information Technology - 1.3%
Alcatel-Lucent USA, Inc.
4.500%, 01/30/2019	1,758,878	1,759,428
BMC Software Finance, Inc.
5.000%, 09/10/2020	1,308,425	1,305,154
Dell International LLC
4.500%, 04/29/2020	1,789,050	1,796,369
First Data Corp.
4.154%, 03/24/2018	593,821	594,452
4.154%, 09/24/2018	165,000	165,241
4.154%, 03/24/2021	250,936	251,295

80

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Information Technology (continued)
IMS Health, Inc.
3.500%, 03/17/2021	857,850	$852,274
		6,724,213
Materials - 0.7%
Apex Tool Group LLC
4.500%, 01/31/2020	897,688	886,653
Berry Plastics Group, Inc.
3.500%, 02/08/2020	972,688	964,176
FMG Resources August 2006 Pty, Ltd.
3.750%, 06/30/2019	820,450	820,906
Signode Industrial Group US, Inc.
4.000%, 05/01/2021	655,000	652,271
		3,324,006
Telecommunication Services - 0.8%
Crown Castle Operating Company
2.400%, 01/31/2019	1,172,207	1,173,341
3.000%, 01/31/2021	2,303,425	2,301,985
SBA Senior Finance II LLC
3.250%, 03/24/2021	645,000	641,372
		4,116,698
Utilities - 0.6%
Dynegy, Inc.
4.000%, 04/23/2020	447,785	448,744
La Frontera Generation LLC
4.500%, 09/30/2020	2,164,874	2,169,745
Texas Competitive Electric Holdings
Company LLC
3.750%, 05/05/2016	565,781	568,257
		3,186,746
TOTAL TERM LOANS (Cost $62,768,197)		$63,000,394

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.7%
Commercial & Residential - 5.1%
Adjustable Rate Mortgage Trust,
Series 2004-5, Class 2A1
2.646%, 04/25/2035 (P)	$558,376	$558,195
American Home Mortgage Assets Trust,
Series 2006-6, Class XP IO
2.301%, 12/25/2046	8,313,547	606,733
Americold 2010 LLC Trust,
Series 2010-ARTA, Class D
7.443%, 01/14/2029 (S)	645,000	742,455
Banc of America Commercial
Mortgage Trust, Inc., Series 2006-4,
Class AM
5.675%, 07/10/2046	825,000	897,679
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2004-10, Class 12A3,
2.722%, 01/25/2035 (P)	536,164	537,595
Series 2005-2, Class A1,
2.580%, 03/25/2035 (P)	268,591	272,496
Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1,
0.852%, 01/25/2035 (P)	469,926	456,391
Series 2004-13, Class A1,
0.892%, 11/25/2034 (P)	690,005	690,037
Series 2004-8, Class 1A,
0.852%, 09/25/2034 (P)	103,561	100,907

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Alt-A Trust (continued)
Series 2005-7, Class 11A1,
0.692%, 08/25/2035 (P)	$318,061	$299,257
Chase Mortgage Finance Corp.,
Series 2007-A1, Class 2A1
2.498%, 02/25/2037 (P)	242,994	244,236
Commercial Mortgage Pass
Through Certificates
Series 2006-GG7, Class AM,
6.015%, 07/10/2038 (P)	90,000	97,627
Series 2014-TWC, Class D,
2.402%, 02/13/2032 (P)(S)	965,000	972,533
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO,
2.004%, 09/19/2044	3,552,068	202,852
Series 2005-AR2, Class X2 IO,
2.891%, 03/19/2045	6,547,744	547,551
Extended Stay America Trust,
Series 2013-ESHM, Class M
7.625%, 12/05/2019 (S)	140,255	142,671
GS Mortgage Securities Corp. II,
Series 2013, Class KYO
3.751%, 11/08/2029 (P)(S)	970,000	979,383
GSR Mortgage Loan Trust, Series 2004-5,
Class 2A1
2.591%, 05/25/2034 (P)	1,056,384	1,064,077
HarborView Mortgage Loan Trust
Series 2004-7, Class 4A,
2.686%, 11/19/2034 (P)	676,586	677,859
Series 2005-2, Class IX IO,
2.227%, 05/19/2035	2,504,285	170,678
Series 2005-9, Class 2A1A,
0.493%, 06/20/2035 (P)	494,367	473,736
Series 2005-9, Class 2A1C,
0.603%, 06/20/2035 (P)	335,765	319,087
Series 2005-8, Class 1X IO,
2.112%, 09/19/2035	5,403,349	310,817
Series 2007-3, Class ES IO,
0.350%, 05/19/2047 (S)	11,719,770	124,523
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	12,526,034	125,260
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	9,822,056	104,359
Hilton USA Trust, Series 2013-HLF,
Class EFL
3.901%, 11/05/2030 (P)(S)	690,000	693,160
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO,
2.029%, 10/25/2036	19,651,708	1,584,496
Series 2005-AR18, Class 2X IO,
1.666%, 10/25/2036	19,335,771	721,922
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2006-LDP7, Class AM,
6.057%, 04/15/2045 (P)	190,000	206,940
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	630,793	688,032
Series 2014-INN, Class F,
4.151%, 06/15/2029 (P)(S)	390,000	389,999
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class AM
5.413%, 09/15/2039	615,000	668,899

81

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1,
2.146%, 12/25/2034 (P)	$266,957	$262,274
Series 2005-A2, Class A2,
2.470%, 02/25/2035 (P)	424,469	425,511
Series 2006-3, Class 2A1,
2.335%, 10/25/2036 (P)	278,659	276,134
Merrill Lynch Mortgage Trust,
Series 2005-LC1, Class AM
5.489%, 01/12/2044 (P)	885,000	937,073
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2006-3,
Class A4
5.414%, 07/12/2046 (P)	595,718	642,367
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1,
2.467%, 10/25/2034 (P)	470,509	465,677
Series 2004-9, Class 1A,
5.674%, 11/25/2034 (P)	311,511	309,394
Opteum Mortgage Acceptance Corp.,
Series 2005-4, Class 1APT
0.462%, 11/25/2035 (P)	452,032	429,570
Structured Asset Securities Corp.,
Series 2003-7A, Class 3A6
2.487%, 12/25/2033 (P)	440,388	441,823
WaMu Mortgage Pass
Through Certificates
Series 2005-AR19, Class A1A2,
0.442%, 12/25/2045 (P)	667,064	613,575
Series 2005-AR2, Class 2A1B,
0.522%, 01/25/2045 (P)	782,130	722,753
Series 2005-AR2, Class 2A2B,
0.532%, 01/25/2045 (P)	540,291	488,050
Series 2005-AR6, Class 2A1A,
0.382%, 04/25/2045 (P)	1,141,325	1,082,932
Series 2005-AR8, Class 2AB2,
0.572%, 07/25/2045 (P)	605,182	574,505
Series 2005-AR8, Class 2AB3,
0.512%, 07/25/2045 (P)	592,331	559,201
Wells Fargo Commercial Mortgage Trust,
Series 2013-BTC, Class E
3.668%, 04/16/2035 (P)(S)	955,000	812,100
Wells Fargo Mortgage Backed
Securities Trust, Series 2004-Z,
Class 2A1
2.615%, 12/25/2034 (P)	622,667	634,221
		26,349,602
U.S. Government Agency - 0.6%
Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M2,
1.802%, 04/25/2024 (P)	450,000	453,076
Series 291, Class IO,
3.500%, 11/15/2032	1,835,603	339,447
Series 292, Class IO,
3.500%, 11/15/2027	1,268,740	185,733
Series 304, Class C42 IO,
4.000%, 12/15/2027	1,886,773	244,623
Series 4077, Class IK IO,
5.000%, 07/15/2042	1,550,430	287,851
Federal National Mortgage Association
Series 2012-118, Class AI IO,
3.500%, 11/25/2037	1,759,142	266,480

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2013-39, Class KI IO,
4.000%, 05/25/2028	$2,595,585	$343,237
Series 402, Class 3 IO,
4.000%, 11/25/2039	345,246	71,034
Series 402, Class 4 IO,
4.000%, 10/25/2039	339,266	68,621
Series 402, Class 7 IO,
4.500%, 11/25/2039	403,000	77,330
Series 406, Class 3 IO,
4.000%, 01/25/2041	353,366	57,673
Series 407, Class 4 IO,
4.500%, 03/25/2041	652,295	114,874
Series 407, Class 7 IO,
5.000%, 03/25/2041	2,367,127	498,321
		3,008,300
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $25,635,048)		$29,357,902

ASSET BACKED SECURITIES - 1.0%
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	2,816,188	2,892,044
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	1,265,788	1,360,038
Home Equity Asset Trust, Series 2003-1,
Class M1 1.652%, 06/25/2033 (P)	260,001	249,718
Specialty Underwriting & Residential
Finance Trust, Series 2006-BC1,
Class A2D 0.452%, 12/25/2036 (P)	535,000	507,445
TOTAL ASSET BACKED SECURITIES (Cost $4,869,602)		$5,009,245

COMMON STOCKS - 2.7%
Consumer Discretionary - 0.8%
Charter Communications, Inc., Class A (I)	26,089	$4,131,976
Vertis Holdings, Inc. (I)	8,371	0
		4,131,976
Financials - 1.9%
Capital One Financial Corp.	21,545	1,779,617
Commerce Bancshares, Inc.	21,388	994,542
Investors Bancorp, Inc.	73,647	813,799
MetLife, Inc.	22,931	1,274,046
Park National Corp.	7,109	548,815
SunTrust Banks, Inc.	42,025	1,683,522
Synovus Financial Corp.	37,548	915,420
The PNC Financial Services Group, Inc.	18,510	1,648,316
		9,658,077
TOTAL COMMON STOCKS (Cost $8,974,622)		$13,790,053

PREFERRED SECURITIES - 8.5%
Consumer Staples - 0.2%
Post Holdings, Inc., 5.250%	10,860	1,143,341
Financials - 4.9%
Colony Financial Inc, 7.500%	20,553	513,825
First Tennessee Bank NA, 3.750% (S)	2,005	1,465,279
Flagstar Bancorp, Inc., 9.000% (I)	1,067	1,127,852

82

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Financials (continued)
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	46,360	$1,265,628
Hartford Financial Services
Group, Inc., 7.875%	50,575	1,514,216
Health Care REIT, Inc., 6.500%	12,750	736,185
HSBC USA, Inc., 3.500%	45,001	1,018,823
Huntington Bancshares, Inc., 8.500%	1,305	1,738,873
M&T Bank Corp., Series A, 6.375%	1,540	1,501,500
MetLife, Inc., 5.000%	40,443	1,292,558
Regions Financial Corp., 6.375%	49,955	1,250,374
SunTrust Banks, Inc., 4.000%	42,525	930,447
U.S. Bancorp, 3.500%	2,061	1,715,783
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%)	64,350	1,818,531
Wells Fargo & Company (5.850% to
09/15/2023, then
3 month LIBOR + 3.090%)	27,605	716,074
Wells Fargo & Company (6.625% to
03/15/2024, then
3 month LIBOR + 3.690%)	36,031	1,005,986
Weyerhaeuser Company, 6.375%	63,700	3,614,975
Zions Bancorporation, 6.950%	22,575	598,012
Zions Bancorporation, 7.900%	43,550	1,223,320
		25,048,241
Industrials - 0.6%
Continental Airlines
Finance Trust II, 6.000%	5,800	285,831
Stanley Black & Decker, Inc., 6.250%	9,955	1,135,169
United Technologies Corp., 7.500%	26,342	1,717,235
		3,138,235
Materials - 0.1%
ArcelorMittal, 6.000%	19,525	439,117
Telecommunication Services - 0.5%
American Tower Corp., 5.250%	13,535	1,440,124
Crown Castle International Corp., 4.500%	9,989	1,018,079
		2,458,203
Utilities - 2.2%
CenterPoint Energy, Inc., 3.719%	22,550	1,284,933
Dominion Resources, Inc., 6.000%	38,600	2,239,572
Dominion Resources, Inc., 6.375%	47,070	2,477,059
Exelon Corp., 6.500%	32,742	1,766,320
NextEra Energy, Inc., 5.799%	7,445	424,886
NextEra Energy, Inc., 5.889%	27,190	1,767,078
SCE Trust I, 5.625%	22,260	527,562
The Laclede Group, Inc., 6.750%	16,365	868,163
		11,355,573
TOTAL PREFERRED SECURITIES (Cost $40,880,550)		$43,582,710

ESCROW CERTIFICATES - 0.0%
Consumer Discretionary - 0.0%
Lear Corp., Series B
8.750%, 12/01/2016 (I)	1,415,000	12,381
TOTAL ESCROW CERTIFICATES (Cost $76)		$12,381

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

PURCHASED OPTIONS - 0.0%
Call Options - 0.0%
Over the Counter on the GBP vs. CAD
(Expiration Date: 08/142014; Strike
Price: GBP 1.95; Counterparty: Morgan
Stanley Company, Inc.) (I)	4,945,000	$305
Over the Counter on the USD vs. CAD
(Expiration Date: 05/06/2015; Strike
Price: USD $1.15; Counterparty:
Morgan Stanley Company, Inc.) (I)	14,980,000	64,714
Over the Counter on the USD vs. CAD
(Expiration Date: 08/05/2014; Strike
Price: USD $1.18; Counterparty:
Morgan Stanley Company, Inc.) (I)	14,650,000	15
Over the Counter on the USD vs. CAD
(Expiration Date: 09/03/2015; Strike
Price: USD $1.30; Counterparty:
Goldman Sachs & Company) (I)	10,810,000	8,821
Over the Counter on the USD vs. CAD
(Expiration Date: 09/18/2014; Strike
Price: USD $1.16; Counterparty:
Morgan Stanley Company, Inc.) (I)	24,000,000	1,128
Over the Counter on the USD vs. CAD
(Expiration Date: 09/26/2014; Strike
Price: USD $1.15; Counterparty:
Morgan Stanley Company, Inc.) (I)	15,510,000	2,156
Over the Counter on the USD vs. CHF
(Expiration Date: 12/16/2014; Strike
Price: USD $0.93; Counterparty:
Morgan Stanley Company, Inc.) (I)	15,260,000	62,108
Over the Counter on the USD vs. JPY
(Expiration Date: 03/03/2015; Strike
Price: USD $110.50; Counterparty:
Morgan Stanley Company, Inc.) (I)	20,975,000	45,285
Put Options - 0.0%
Over the Counter on the EUR vs. CHF
(Expiration Date: 08/05/2014; Strike
Price: EUR 1.20; Counterparty: Morgan
Stanley Company, Inc.) (I)	29,305,000	8,066
Over the Counter on the EUR vs. USD
(Expiration Date: 12/12/2014; Strike
Price: EUR 1.30; Counterparty: Morgan
Stanley Company, Inc.) (I)	15,275,000	52,646
		60,712
TOTAL PURCHASED OPTIONS (Cost $1,504,163)		$245,244

SHORT-TERM INVESTMENTS - 2.1%
Repurchase Agreement - 2.1%
Barclays Tri-Party Repurchase Agreement
dated 06/30/2014 at 0.070% to be
repurchased at $5,017,010 on
07/01/2014, collateralized by
$3,613,100 Treasury Inflation Indexed
Bonds, 2.000% due 01/15/2026 (valued
at $5,117,366, including interest)	$5,017,000	5,017,000

83

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Repurchase Agreement with State
Street Corp. dated 06/30/2014 at
0.000% to be repurchased at $5,797,440
on 07/01/2014, collateralized by
$290,000 Federal National Mortgage
Association, 2.080% due 11/02/2022
(valued at $274,413, including interest)
and $4,485,000 U.S. Treasury Bonds,
4.625% due 02/15/2040 (valued at
$5,639,888, including interest)	$5,797,440	$5,797,440
		10,814,440
TOTAL SHORT-TERM INVESTMENTS (Cost $10,814,440)		$10,814,440
Total Investments (Strategic Income Opportunities Trust)
(Cost $483,833,213) - 98.6%		$508,033,069
Other assets and liabilities, net - 1.4%		7,339,768
TOTAL NET ASSETS - 100.0%		$515,372,837

Total Bond Market Trust B
	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 68.3%
U.S. Government - 34.5%
U.S. Treasury Bonds
3.375%, 05/15/2044	$500,000	$502,344
3.625%, 02/15/2044	10,460,000	11,015,688
3.875%, 08/15/2040	1,100,000	1,217,907
4.250%, 05/15/2039 to 11/15/2040	4,060,000	4,760,907
4.375%, 05/15/2041	1,230,000	1,476,000
4.625%, 02/15/2040	1,400,000	1,737,750
4.750%, 02/15/2041	2,000,000	2,536,250
7.500%, 11/15/2016	1,270,000	1,476,276
7.875%, 02/15/2021	3,400,000	4,647,110
8.125%, 08/15/2021	1,400,000	1,961,641
8.750%, 08/15/2020	1,400,000	1,957,266
9.250%, 02/15/2016	5,700,000	6,524,494
U.S. Treasury Notes
0.250%, 12/31/2015	5,500,000	5,500,215
0.375%, 01/31/2016 to 04/30/2016	15,700,000	15,702,067
0.625%, 05/31/2017 to 04/30/2018	8,600,000	8,484,343
0.750%, 12/31/2017	3,700,000	3,652,596
0.875%, 04/30/2017	5,000,000	5,008,205
1.000%, 10/31/2016 to 03/31/2017	4,550,000	4,578,280
1.250%, 10/31/2018 to 04/30/2019	1,700,000	1,679,476
1.375%, 09/30/2018	900,000	898,735
1.500%, 06/30/2016 to 03/31/2019	13,500,000	13,564,180
1.625%, 04/30/2019	8,700,000	8,692,527
1.875%, 08/31/2017	2,000,000	2,056,406
2.000%, 04/30/2016 to 02/15/2022	7,500,000	7,610,272
2.500%, 05/15/2024	16,325,000	16,291,844
2.750%, 02/15/2019	7,000,000	7,385,546
3.000%, 09/30/2016 to 02/28/2017	6,720,000	7,104,276
3.125%, 10/31/2016 to 05/15/2021	2,200,000	2,335,328
3.250%, 06/30/2016	3,650,000	3,852,747
4.250%, 11/15/2017	7,300,000	8,075,625
		162,286,301

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency - 33.8%
Federal Farm Credit Bank 4.875%, 12/16/2015	$900,000	$959,614
Federal Home Loan Bank
0.875%, 05/24/2017	1,000,000	999,887
5.375%, 05/18/2016	2,200,000	2,401,324
5.500%, 07/15/2036	190,000	242,739
Federal Home Loan Mortgage Corp.
2.500%, 05/27/2016	1,180,000	1,223,826
2.530%, 08/01/2037 (P)	673,210	718,594
2.850%, 02/01/2037 (P)	327,837	351,196
3.000%, 10/01/2042	3,521,171	3,479,494
3.500%, TBA (C)	4,300,000	4,415,713
3.500%, 12/01/2025	2,955,054	3,127,047
4.000%, 02/01/2024 to 12/01/2040	3,431,502	3,638,593
4.500%, 05/01/2024 to 11/01/2041	6,763,208	7,343,858
5.000%, TBA (C)	2,300,000	2,545,094
5.000%, 06/01/2023 to 10/01/2040	1,625,029	1,802,195
5.500%, 08/23/2017 to 01/01/2039	3,770,612	4,251,983
6.000%, 06/01/2022 to 10/01/2038	1,188,693	1,337,463
6.250%, 07/15/2032	450,000	620,443
6.500%, 07/01/2016 to 09/01/2038	397,275	443,383
6.750%, 09/15/2029	1,200,000	1,706,910
7.000%, 02/01/2016 to 10/01/2038	166,916	190,446
7.500%, 02/01/2016 to 03/01/2032	21,859	26,017
8.000%, 02/01/2030	3,100	3,746
Federal National Mortgage Association
1.863%, 07/01/2034 (P)	449,776	464,751
1.958%, 01/01/2035 (P)	811,243	840,138
2.271%, 09/01/2037 (P)	380,116	402,796
2.310%, 05/01/2036 (P)	205,807	217,595
2.356%, 04/01/2037 (P)	1,000,083	1,071,339
2.500%, 05/01/2028	2,280,332	2,320,060
2.575%, 04/01/2036 (P)	113,434	121,516
3.000%, TBA (C)	2,900,000	2,861,938
3.000%, 01/01/2027 to 04/01/2043	14,991,711	15,204,590
3.500%, 12/01/2025 to 02/01/2043	14,393,329	14,870,904
4.000%, 08/01/2020 to 05/01/2042	8,249,868	8,773,979
4.375%, 10/15/2015	6,350,000	6,684,162
4.500%, 06/01/2018 to 06/01/2041	8,592,732	9,288,873
5.000%, 12/01/2018 to 07/01/2039	4,682,877	5,173,818
5.133%, 10/01/2037 (P)	105,935	112,544
5.500%, 08/01/2017 to 11/01/2038	3,571,014	3,979,850
6.000%, 01/01/2021 to 08/01/2038	2,391,272	2,681,778
6.500%, 02/01/2015 to 12/01/2037	670,114	754,090
7.000%, 12/01/2015 to 10/01/2038	244,563	280,057
7.125%, 01/15/2030	209,000	305,239
7.250%, 05/15/2030	1,450,000	2,146,915
7.500%, 09/01/2030 to 08/01/2031	42,091	50,147
8.000%, 08/01/2030 to 09/01/2031	12,403	14,957
8.500%, 09/01/2030	1,723	2,109
Government National Mortgage Association
3.000%, TBA (C)	2,000,000	2,013,750
3.000%, 08/15/2043	3,556,915	3,587,760
3.500%, TBA (C)	1,800,000	1,869,750
3.500%, 01/15/2043	6,844,353	7,123,207
4.000%, 11/15/2026 to 02/15/2041	7,987,437	8,560,010
4.500%, 05/15/2019 to 10/20/2040	5,059,627	5,532,728
5.000%, 05/15/2018 to 07/20/2040	4,073,375	4,526,981
5.500%, 08/15/2023 to 09/20/2039	1,518,897	1,699,573
6.000%, 04/15/2017 to 10/15/2038	966,818	1,091,191
6.500%, 01/15/2016 to 12/15/2038	458,404	525,311
7.000%, 08/15/2029 to 05/15/2032	77,087	90,964
7.500%, 08/15/2029 to 01/15/2031	23,066	27,585

84

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
8.000%, 04/15/2031	$8,985	$10,948
8.500%, 09/15/2030	6,019	7,436
9.000%, 01/15/2031	1,484	1,836
Tennessee Valley Authority
3.875%, 02/15/2021	700,000	770,291
The Financing Corp. 8.600%, 09/26/2019	675,000	886,481
		158,779,512
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $306,822,643)		$321,065,813

FOREIGN GOVERNMENT
OBLIGATIONS - 3.4%
Brazil - 0.4%
Federative Republic of Brazil
4.250%, 01/07/2025	1,612,000	1,633,762
5.875%, 01/15/2019	105,000	120,173
7.125%, 01/20/2037	50,000	63,250
		1,817,185
Canada - 0.8%
Government of Canada
0.875%, 02/14/2017	250,000	250,565
Province of British Columbia
6.500%, 01/15/2026	490,000	645,821
Province of Manitoba
9.625%, 12/01/2018	300,000	385,844
Province of New Brunswick
5.200%, 02/21/2017	380,000	422,441
Province of Nova Scotia
5.125%, 01/26/2017	455,000	504,129
Province of Ontario
1.100%, 10/25/2017	500,000	497,707
4.500%, 02/03/2015	350,000	358,809
Province of Quebec
7.125%, 02/09/2024	150,000	195,083
7.500%, 07/15/2023	410,000	544,528
		3,804,927
Chile - 0.1%
Republic of Chile
3.875%, 08/05/2020	510,000	546,720
Colombia - 0.1%
Republic of Colombia
4.375%, 07/12/2021	550,000	590,150
Israel - 0.3%
Government of Israel
5.125%, 03/26/2019	530,000	598,900
5.500%, 09/18/2023	455,000	554,342
		1,153,242
Italy - 0.1%
Republic of Italy
6.875%, 09/27/2023	300,000	381,821
Japan - 0.3%
Japan Bank for International Cooperation
2.250%, 07/13/2016	1,250,000	1,290,786
Mexico - 0.3%
Government of Mexico
5.950%, 03/19/2019	415,000	483,268

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Mexico (continued)
Government of Mexico (continued)
6.050%, 01/11/2040	$930,000	$1,127,160
		1,610,428
Panama - 0.1%
Republic of Panama
6.700%, 01/26/2036	370,000	456,395
Peru - 0.1%
Republic of Peru
6.550%, 03/14/2037	250,000	314,125
7.125%, 03/30/2019	120,000	146,100
		460,225
Philippines - 0.2%
Republic of Philippines
4.000%, 01/15/2021	1,000,000	1,061,250
Poland - 0.0%
Republic of Poland
6.375%, 07/15/2019	110,000	130,350
South Africa - 0.2%
Republic of South Africa
5.500%, 03/09/2020	740,000	809,745
Sweden - 0.1%
Svensk Exportkredit AB
3.250%, 09/16/2014	580,000	583,529
Turkey - 0.3%
Republic of Turkey
6.000%, 01/14/2041	400,000	427,500
6.250%, 09/26/2022	400,000	450,720
7.500%, 07/14/2017	400,000	455,130
		1,333,350
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $15,320,654)		$16,030,103

CORPORATE BONDS - 24.1%
Consumer Discretionary - 2.2%
21st Century Fox America, Inc.
6.650%, 11/15/2037	440,000	558,591
Brinker International, Inc.
3.875%, 05/15/2023	250,000	242,168
CBS Corp.
4.300%, 02/15/2021	150,000	161,403
8.875%, 05/15/2019	80,000	103,698
Comcast Corp.
5.700%, 07/01/2019	310,000	363,035
6.500%, 01/15/2015 to 11/15/2035	415,000	495,053
COX Communications, Inc.
9.375%, 01/15/2019 (S)	125,000	161,866
DIRECTV Holdings LLC
5.150%, 03/15/2042	50,000	52,418
6.375%, 03/01/2041	360,000	434,796
Discovery Communications LLC
5.625%, 08/15/2019	250,000	286,243
Family Dollar Stores, Inc.
5.000%, 02/01/2021	305,000	327,158
Ford Motor Credit Company LLC
5.000%, 05/15/2018	1,040,000	1,156,815
Grupo Televisa SAB
6.625%, 01/15/2040	220,000	268,609
Home Depot, Inc.
5.875%, 12/16/2036	280,000	343,972

85

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Hyatt Hotels Corp.
3.375%, 07/15/2023	$250,000	$243,559
Johnson Controls, Inc.
5.700%, 03/01/2041	150,000	174,909
Lowe’s Companies, Inc.
5.800%, 10/15/2036	140,000	168,746
6.100%, 09/15/2017	180,000	206,278
McDonald’s Corp.
3.625%, 05/20/2021	250,000	266,485
5.000%, 02/01/2019	228,000	258,724
NBCUniversal Media LLC
5.150%, 04/30/2020	230,000	263,132
O’Reilly Automotive, Inc.
4.875%, 01/14/2021	300,000	327,980
Target Corp.
6.500%, 10/15/2037	350,000	461,237
TCI Communications, Inc.
7.125%, 02/15/2028	110,000	146,046
The Walt Disney Company
5.625%, 09/15/2016	340,000	376,074
Thomson Reuters Corp.
4.500%, 05/23/2043	250,000	237,173
Time Warner Cable, Inc.
4.125%, 02/15/2021	60,000	64,758
Time Warner Companies, Inc.
7.250%, 10/15/2017	100,000	116,960
7.570%, 02/01/2024	240,000	309,754
Time Warner Entertainment Company LP
8.375%, 07/15/2033	525,000	769,273
Time Warner, Inc.
7.625%, 04/15/2031	285,000	391,126
Toyota Motor Credit Corp.
3.400%, 09/15/2021	320,000	333,638
Viacom, Inc.
4.250%, 09/15/2015	150,000	156,443
4.500%, 03/01/2021	120,000	130,918
Volkswagen International Finance NV
2.875%, 04/01/2016 (S)	60,000	62,232
		10,421,270
Consumer Staples - 1.9%
Altria Group, Inc.
4.125%, 09/11/2015	150,000	156,069
9.250%, 08/06/2019	105,000	139,513
9.950%, 11/10/2038	17,000	28,177
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019	460,000	565,376
7.750%, 01/15/2019	335,000	413,817
Bottling Group LLC
5.125%, 01/15/2019	105,000	119,122
Brown-Forman Corp.
2.500%, 01/15/2016	300,000	308,477
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	160,000	201,032
Campbell Soup Company
4.500%, 02/15/2019	300,000	329,550
ConAgra Foods, Inc.
5.819%, 06/15/2017	62,000	69,666
7.000%, 04/15/2019	150,000	180,316
9.750%, 03/01/2021	175,000	228,201
CVS Caremark Corp.
4.125%, 05/15/2021	60,000	64,819
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	90,257	118,858

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer Staples (continued)
Diageo Capital PLC
4.828%, 07/15/2020	$95,000	$107,075
Dr. Pepper Snapple Group, Inc.
2.900%, 01/15/2016	500,000	517,063
Energizer Holdings, Inc.
4.700%, 05/19/2021	250,000	257,341
General Mills, Inc.
5.650%, 02/15/2019	315,000	365,364
Kellogg Company
4.150%, 11/15/2019	30,000	32,475
Kimberly-Clark Corp.
7.500%, 11/01/2018	250,000	308,303
Kraft Foods Group, Inc.
6.125%, 08/23/2018	66,000	76,595
6.875%, 01/26/2039	40,000	52,238
PepsiCo, Inc.
4.000%, 03/05/2042	270,000	257,332
5.500%, 01/15/2040	280,000	327,862
Philip Morris International, Inc.
3.600%, 11/15/2023	250,000	258,171
4.125%, 05/17/2021	320,000	347,139
Reynolds American, Inc.
3.250%, 11/01/2022	270,000	260,351
Safeway, Inc.
6.350%, 08/15/2017	135,000	153,678
SC Johnson & Son, Inc.
4.000%, 05/15/2043 (S)	250,000	241,631
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	90,000	91,359
The Clorox Company
5.950%, 10/15/2017	295,000	336,520
The Coca-Cola Company
3.150%, 11/15/2020	60,000	62,994
The Kroger Company
3.900%, 10/01/2015	150,000	155,914
6.400%, 08/15/2017	370,000	423,814
The Procter & Gamble Company
5.500%, 02/01/2034	50,000	60,258
Wal-Mart Stores, Inc.
4.125%, 02/01/2019	100,000	110,257
6.200%, 04/15/2038	125,000	159,682
7.550%, 02/15/2030	410,000	582,514
Walgreen Company
5.250%, 01/15/2019	335,000	380,072
		8,848,995
Energy - 3.2%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	280,000	356,547
Apache Corp.
3.625%, 02/01/2021	250,000	265,348
BP Capital Markets PLC
1.375%, 11/06/2017	500,000	500,618
2.750%, 05/10/2023	250,000	240,012
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	290,000	360,487
Cenovus Energy, Inc.
5.700%, 10/15/2019	40,000	46,379
Chevron Corp.
4.950%, 03/03/2019	90,000	102,498
ConocoPhillips
5.750%, 02/01/2019	100,000	116,380
DCP Midstream LLC
9.750%, 03/15/2019 (S)	95,000	122,474

86

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Devon Financing Corp. ULC
7.875%, 09/30/2031	$170,000	$238,515
Enbridge Energy Partners LP
9.875%, 03/01/2019	125,000	164,028
Encana Corp.
6.500%, 08/15/2034	270,000	332,330
Energy Transfer Partners LP
6.500%, 02/01/2042	50,000	59,623
6.700%, 07/01/2018	250,000	292,688
Ensco PLC
4.700%, 03/15/2021	360,000	392,018
Enterprise Products Operating LLC
4.850%, 08/15/2042	280,000	289,044
6.875%, 03/01/2033	130,000	168,288
EOG Resources, Inc.
4.100%, 02/01/2021	300,000	326,602
Halliburton Company
6.150%, 09/15/2019	360,000	429,474
Hess Corp.
8.125%, 02/15/2019	280,000	352,184
Kinder Morgan Energy Partners LP
5.625%, 02/15/2015	120,000	123,747
6.375%, 03/01/2041	60,000	70,190
6.500%, 09/01/2039	180,000	212,023
9.000%, 02/01/2019	60,000	76,889
Magellan Midstream Partners LP
6.550%, 07/15/2019	180,000	213,873
Nabors Industries, Inc.
9.250%, 01/15/2019	105,000	135,355
Nexen Energy ULC
6.200%, 07/30/2019	120,000	141,279
Noble Holding International, Ltd.
6.050%, 03/01/2041	50,000	56,473
Occidental Petroleum Corp.
4.100%, 02/01/2021	300,000	326,602
ONEOK Partners LP
6.650%, 10/01/2036	268,000	329,370
Pemex Project Funding Master Trust
7.375%, 12/15/2014	260,000	268,112
Petro-Canada
5.950%, 05/15/2035	235,000	280,397
6.050%, 05/15/2018	125,000	144,652
Petrobras Global Finance BV
4.375%, 05/20/2023	365,000	351,732
Petrobras International Finance Company
5.375%, 01/27/2021	400,000	416,892
6.750%, 01/27/2041	80,000	82,400
8.375%, 12/10/2018	90,000	106,822
Petroleos Mexicanos
4.875%, 01/18/2024 (S)	500,000	536,250
5.500%, 01/21/2021	320,000	359,200
6.625%, 06/15/2035	230,000	270,825
Plains All American Pipeline LP
8.750%, 05/01/2019	60,000	77,236
Shell International Finance BV
0.900%, 11/15/2016	500,000	502,012
6.375%, 12/15/2038	90,000	118,392
Southern Natural Gas Company
4.400%, 06/15/2021	250,000	270,740
Statoil ASA
1.800%, 11/23/2016	580,000	592,761
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	170,000	167,608

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Talisman Energy, Inc.
3.750%, 02/01/2021	$60,000	$62,003
6.250%, 02/01/2038	110,000	127,716
7.750%, 06/01/2019	150,000	185,782
The Williams Companies, Inc.
7.875%, 09/01/2021	190,000	235,796
Tosco Corp.
8.125%, 02/15/2030	383,000	565,095
Total Capital SA
3.125%, 10/02/2015	40,000	41,353
4.125%, 01/28/2021	40,000	43,704
4.250%, 12/15/2021	60,000	66,054
TransCanada PipeLines, Ltd.
5.850%, 03/15/2036	405,000	483,294
Valero Energy Corp.
6.125%, 06/15/2017	345,000	392,946
7.500%, 04/15/2032	270,000	358,025
Weatherford International, Ltd.
5.500%, 02/15/2016	340,000	364,694
6.000%, 03/15/2018	185,000	210,476
Williams Partners LP
5.250%, 03/15/2020	400,000	451,127
		14,975,434
Financials - 8.2%
AEGON Funding Company LLC
5.750%, 12/15/2020	165,000	193,094
African Development Bank
6.875%, 10/15/2015	145,000	154,750
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016	325,000	365,304
American Express Company
2.650%, 12/02/2022	345,000	336,246
American Express Credit Corp.
2.800%, 09/19/2016	400,000	416,454
American International Group, Inc.
5.450%, 05/18/2017	120,000	133,855
6.250%, 05/01/2036	430,000	539,741
Asian Development Bank
5.593%, 07/16/2018	590,000	676,773
Bank of America Corp.
5.000%, 05/13/2021	320,000	357,030
5.875%, 01/05/2021	350,000	408,322
6.500%, 08/01/2016	80,000	88,664
6.875%, 04/25/2018 to 11/15/2018	397,000	468,833
7.750%, 05/14/2038	480,000	657,612
Bank of Nova Scotia
2.900%, 03/29/2016	580,000	602,989
Barclays Bank PLC
5.200%, 07/10/2014	170,000	170,153
6.750%, 05/22/2019	240,000	288,982
BB&T Corp.
5.200%, 12/23/2015	335,000	356,170
Berkshire Hathaway Finance Corp.
4.250%, 01/15/2021	60,000	66,052
5.400%, 05/15/2018	105,000	120,078
Berkshire Hathaway, Inc.
3.200%, 02/11/2015	120,000	122,112
BNP Paribas SA
3.250%, 03/11/2015	600,000	611,196
Boston Properties LP
4.125%, 05/15/2021	300,000	318,436
Burlington Northern Santa Fe LLC
4.400%, 03/15/2042	50,000	49,476

87

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Capital One Bank USA NA
3.375%, 02/15/2023	$360,000	$356,055
Citigroup, Inc.
3.500%, 05/15/2023	250,000	243,230
5.875%, 02/22/2033	220,000	245,972
8.500%, 05/22/2019	277,000	354,480
CNA Financial Corp.
7.350%, 11/15/2019	280,000	345,336
Credit Suisse USA, Inc.
4.875%, 01/15/2015	475,000	486,548
Deutsche Bank AG
3.250%, 01/11/2016	500,000	518,776
3.875%, 08/18/2014	560,000	562,551
Discover Financial Services
5.200%, 04/27/2022	120,000	133,119
Essex Portfolio LP
5.200%, 03/15/2021 (S)	60,000	67,117
European Bank for Reconstruction
& Development
1.000%, 09/17/2018	500,000	490,399
1.625%, 09/03/2015	70,000	71,075
European Investment Bank
1.750%, 06/17/2019	1,000,000	999,933
2.875%, 09/15/2020	200,000	208,785
4.625%, 10/20/2015	495,000	522,887
4.875%, 01/17/2017	200,000	220,486
Fifth Third Bancorp
3.625%, 01/25/2016	250,000	260,980
5.450%, 01/15/2017	300,000	328,821
First Horizon National Corp.
5.375%, 12/15/2015	320,000	338,497
General Electric Capital Corp.
6.000%, 08/07/2019	250,000	296,094
6.750%, 03/15/2032	230,000	303,020
6.875%, 01/10/2039	585,000	784,621
Glencore Finance Canada, Ltd.
5.800%, 11/15/2016 (S)	105,000	115,526
Hartford Financial Services Group, Inc.
5.950%, 10/15/2036	170,000	204,772
HCP, Inc.
5.375%, 02/01/2021	250,000	284,253
Health Care REIT, Inc.
4.950%, 01/15/2021	320,000	355,301
HSBC Holdings PLC
6.500%, 09/15/2037	660,000	812,620
International American Development Bank
2.250%, 07/15/2015	830,000	847,402
7.000%, 06/15/2025	325,000	439,107
International Bank for Reconstruction
& Development
2.125%, 11/01/2020	500,000	503,310
8.625%, 10/15/2016	100,000	117,250
Jefferies Group LLC
5.125%, 04/13/2018	330,000	361,515
John Deere Capital Corp.
1.700%, 01/15/2020	550,000	533,833
JPMorgan Chase & Company
1.100%, 10/15/2015	290,000	291,191
4.350%, 08/15/2021	710,000	768,476
6.400%, 05/15/2038	125,000	157,363
Kemper Corp.
6.000%, 11/30/2015	120,000	128,107

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
KeyCorp
5.100%, 03/24/2021	$250,000	$283,159
KFW
1.000%, 06/11/2018	500,000	492,988
1.875%, 04/01/2019	1,000,000	1,010,085
4.375%, 03/15/2018	360,000	399,880
5.125%, 03/14/2016	780,000	841,823
Kimco Realty Corp.
6.875%, 10/01/2019	60,000	72,134
Landwirtschaftliche Rentenbank
5.125%, 02/01/2017	75,000	83,241
Lincoln National Corp.
7.000%, 06/15/2040	150,000	205,319
MetLife, Inc.
6.750%, 06/01/2016	150,000	166,678
6.817%, 08/15/2018	190,000	227,085
Moody’s Corp.
5.500%, 09/01/2020	60,000	68,208
Morgan Stanley
4.100%, 05/22/2023	250,000	253,468
5.950%, 12/28/2017	435,000	495,149
6.625%, 04/01/2018	503,000	587,929
7.300%, 05/13/2019	110,000	134,484
National Rural Utilities Cooperative
Finance Corp.
10.375%, 11/01/2018	180,000	242,469
Nomura Holdings, Inc.
4.125%, 01/19/2016	110,000	115,219
Northern Trust Corp.
3.450%, 11/04/2020	300,000	319,179
Oesterreichische Kontrollbank AG
4.875%, 02/16/2016	295,000	315,973
PartnerRe Finance A LLC
6.875%, 06/01/2018	250,000	290,604
PartnerRe Finance B LLC
5.500%, 06/01/2020	60,000	68,235
Plum Creek Timberlands LP
4.700%, 03/15/2021	150,000	162,964
PNC Funding Corp.
4.250%, 09/21/2015	40,000	41,762
5.625%, 02/01/2017	310,000	342,824
6.700%, 06/10/2019	310,000	374,936
Prudential Financial, Inc.
3.875%, 01/14/2015	140,000	142,591
4.750%, 09/17/2015	290,000	304,345
5.375%, 06/21/2020	280,000	320,988
Rabobank Nederland NV
4.500%, 01/11/2021	500,000	549,622
Reinsurance Group of America, Inc.
5.000%, 06/01/2021	50,000	55,125
Senior Housing Properties Trust
4.300%, 01/15/2016	110,000	113,971
Simon Property Group LP
5.650%, 02/01/2020	330,000	385,475
5.875%, 03/01/2017	205,000	228,631
State Street Corp.
3.100%, 05/15/2023	250,000	245,362
SunTrust Banks, Inc.
6.000%, 09/11/2017	435,000	492,561
The Bank of New York Mellon Corp.
2.500%, 01/15/2016	150,000	154,435
The Bear Stearns Companies LLC
7.250%, 02/01/2018	710,000	844,864

88

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Chubb Corp.
5.750%, 05/15/2018	$275,000	$315,276
The Goldman Sachs Group, Inc.
5.500%, 11/15/2014	630,000	641,649
6.125%, 02/15/2033	375,000	448,556
6.150%, 04/01/2018	735,000	841,962
7.500%, 02/15/2019	240,000	292,612
The Travelers Companies, Inc.
5.900%, 06/02/2019	310,000	363,753
6.250%, 06/20/2016	190,000	210,132
Travelers Property Casualty Corp.
7.750%, 04/15/2026	50,000	68,482
U.S. Bancorp
2.450%, 07/27/2015	280,000	286,266
U.S. Bank NA (3.778% to 04/29/2015 then
3 month LIBOR + 2.003%)
04/29/2020	230,000	235,401
UBS AG
5.750%, 04/25/2018	185,000	212,086
Union Bank NA
5.950%, 05/11/2016	250,000	273,073
Ventas Realty LP
3.125%, 11/30/2015	150,000	154,817
4.750%, 06/01/2021	60,000	65,754
Vornado Realty LP
4.250%, 04/01/2015	290,000	294,941
Wells Fargo & Company
3.450%, 02/13/2023	250,000	248,644
5.000%, 11/15/2014	105,000	106,811
5.625%, 12/11/2017	185,000	210,470
Westpac Banking Corp.
3.000%, 12/09/2015	450,000	465,909
		38,731,489
Health Care - 1.7%
AbbVie, Inc.
2.900%, 11/06/2022	500,000	483,263
Aetna, Inc.
3.950%, 09/01/2020	290,000	314,515
Agilent Technologies, Inc.
3.875%, 07/15/2023	250,000	253,201
Amgen, Inc.
5.150%, 11/15/2041	100,000	107,123
5.700%, 02/01/2019	450,000	520,538
5.750%, 03/15/2040	40,000	46,350
AstraZeneca PLC
5.900%, 09/15/2017	340,000	388,663
Baxter International, Inc.
5.900%, 09/01/2016	315,000	348,504
Becton, Dickinson and Company
3.250%, 11/12/2020	300,000	311,843
Bristol-Myers Squibb Company
6.800%, 11/15/2026	195,000	254,471
Cigna Corp.
4.000%, 02/15/2022	280,000	296,992
Covidien International Finance SA
6.000%, 10/15/2017	360,000	411,741
Eli Lilly & Company
7.125%, 06/01/2025	250,000	330,306
Gilead Sciences, Inc.
4.500%, 04/01/2021	330,000	366,321
GlaxoSmithKline Capital, Inc.
6.375%, 05/15/2038	210,000	272,333

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health Care (continued)
Johnson & Johnson
2.150%, 05/15/2016	$320,000	$329,579
5.850%, 07/15/2038	285,000	365,094
Laboratory Corp. of America Holdings
4.625%, 11/15/2020	280,000	302,768
Life Technologies Corp.
5.000%, 01/15/2021	310,000	347,154
McKesson Corp.
4.750%, 03/01/2021	150,000	167,048
Medtronic, Inc.
5.600%, 03/15/2019	165,000	189,825
Mylan, Inc.
2.600%, 06/24/2018	250,000	253,904
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	80,000	91,173
Pharmacia Corp.
6.500%, 12/01/2018	335,000	398,956
Quest Diagnostics, Inc.
5.450%, 11/01/2015	30,000	31,781
UnitedHealth Group, Inc.
4.375%, 03/15/2042	50,000	49,949
4.875%, 03/15/2015	12,000	12,388
5.800%, 03/15/2036	300,000	360,626
WellPoint, Inc.
6.375%, 06/15/2037	345,000	432,889
		8,039,298
Industrials - 1.5%
Burlington Northern Santa Fe LLC
4.700%, 10/01/2019	250,000	282,620
Canadian Pacific Railway Company
4.450%, 03/15/2023	300,000	328,431
Caterpillar, Inc.
7.900%, 12/15/2018	95,000	118,935
CSX Corp.
3.700%, 10/30/2020	270,000	287,171
6.250%, 04/01/2015	415,000	432,879
7.375%, 02/01/2019	105,000	128,510
Emerson Electric Company
4.875%, 10/15/2019	250,000	284,358
FedEx Corp.
3.875%, 08/01/2042	420,000	376,464
8.000%, 01/15/2019	50,000	62,570
Fluor Corp.
3.375%, 09/15/2021	320,000	329,526
GATX Corp.
4.750%, 05/15/2015	170,000	176,091
Ingersoll-Rand Global Holding Company, Ltd.
6.875%, 08/15/2018	340,000	405,028
Koninklijke Philips NV
6.875%, 03/11/2038	250,000	335,007
L-3 Communications Corp.
4.750%, 07/15/2020	150,000	164,281
Norfolk Southern Corp.
4.837%, 10/01/2041	240,000	254,132
Northrop Grumman Corp.
3.500%, 03/15/2021	150,000	155,967
Pitney Bowes, Inc.
6.250%, 03/15/2019	180,000	206,467
Ryder System, Inc.
2.450%, 11/15/2018	250,000	254,568
Snap-On, Inc.
6.125%, 09/01/2021	310,000	361,920

89

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
The Boeing Company
8.750%, 09/15/2031	$90,000	$136,720
Tyco Electronics Group SA
6.550%, 10/01/2017	500,000	578,501
Union Pacific Corp.
4.000%, 02/01/2021	280,000	305,091
4.821%, 02/01/2044	285,000	310,952
United Technologies Corp.
5.375%, 12/15/2017	100,000	113,534
6.125%, 02/01/2019	245,000	289,457
Waste Management, Inc.
6.125%, 11/30/2039	50,000	62,569
7.375%, 03/11/2019	315,000	384,866
		7,126,615
Information Technology - 1.1%
Apple, Inc.
2.400%, 05/03/2023	800,000	755,324
Cisco Systems, Inc.
3.150%, 03/14/2017	360,000	379,981
5.900%, 02/15/2039	80,000	97,501
eBay, Inc.
3.250%, 10/15/2020	250,000	258,840
Google, Inc.
3.625%, 05/19/2021	320,000	342,898
Hewlett-Packard Company
2.125%, 09/13/2015	290,000	295,098
3.750%, 12/01/2020	300,000	313,516
IBM Corp.
2.000%, 01/05/2016	330,000	337,613
4.000%, 06/20/2042	210,000	201,422
5.600%, 11/30/2039	21,000	25,117
Intel Corp.
2.700%, 12/15/2022	690,000	670,456
Leidos Holdings, Inc.
4.450%, 12/01/2020	300,000	306,608
Motorola Solutions, Inc.
6.000%, 11/15/2017	170,000	192,996
Oracle Corp.
5.750%, 04/15/2018	435,000	500,516
The Western Union Company
3.650%, 08/22/2018	100,000	104,679
Xerox Corp.
6.750%, 12/15/2039	60,000	72,643
XLIT, Ltd.
5.750%, 10/01/2021	310,000	361,321
		5,216,529
Materials - 1.2%
Agrium, Inc.
6.750%, 01/15/2019	350,000	416,214
Alcoa, Inc.
6.750%, 07/15/2018	345,000	396,336
Barrick North America Finance LLC
4.400%, 05/30/2021	250,000	261,457
BHP Billiton Finance USA, Ltd.
6.500%, 04/01/2019	300,000	360,980
Cliffs Natural Resources, Inc.
4.875%, 04/01/2021 (L)	330,000	325,353
CRH America, Inc.
8.125%, 07/15/2018	220,000	270,431
E.I. du Pont de Nemours & Company
3.625%, 01/15/2021	180,000	190,539

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Newmont Mining Corp.
4.875%, 03/15/2042	$270,000	$242,908
Potash Corp. of Saskatchewan, Inc.
5.625%, 12/01/2040	150,000	175,376
PPG Industries, Inc.
3.600%, 11/15/2020	300,000	315,105
Praxair, Inc.
2.450%, 02/15/2022	240,000	232,452
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033	100,000	119,591
Rio Tinto Finance USA PLC
4.750%, 03/22/2042	270,000	281,008
Rio Tinto Finance USA, Ltd.
5.200%, 11/02/2040	250,000	275,961
6.500%, 07/15/2018	70,000	82,623
Teck Resources, Ltd.
4.500%, 01/15/2021	70,000	73,666
6.250%, 07/15/2041	270,000	292,663
The Dow Chemical Company
4.375%, 11/15/2042	590,000	562,228
5.700%, 05/15/2018	49,000	55,888
9.400%, 05/15/2039	130,000	212,718
Vale Overseas, Ltd.
6.875%, 11/10/2039	350,000	386,925
		5,530,422
Telecommunication Services - 1.3%
America Movil SAB de CV
3.125%, 07/16/2022	500,000	492,000
5.000%, 03/30/2020	61,000	67,629
American Tower Corp.
4.500%, 01/15/2018	310,000	337,737
AT&T, Inc.
3.000%, 02/15/2022	500,000	497,521
4.300%, 12/15/2042	20,000	18,928
British Telecommunications PLC
9.625%, 12/15/2030	190,000	302,283
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	146,000	213,286
Telefonica Emisiones SAU
7.045%, 06/20/2036	230,000	292,954
Telefonica Europe BV
8.250%, 09/15/2030	350,000	479,009
Verizon Communications, Inc.
3.650%, 09/14/2018	820,000	875,618
4.600%, 04/01/2021	650,000	716,671
5.150%, 09/15/2023	820,000	917,166
6.900%, 04/15/2038	190,000	244,248
Vodafone Group PLC
4.375%, 03/16/2021	110,000	119,653
5.450%, 06/10/2019	320,000	367,076
		5,941,779
Utilities - 1.8%
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021	246,000	270,143
Consolidated Edison Company of New
York, Inc.
7.125%, 12/01/2018	295,000	358,381
Constellation Energy Group, Inc.
5.150%, 12/01/2020	310,000	349,331
Dominion Resources, Inc.
5.200%, 08/15/2019	110,000	125,133

90

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
DTE Energy Company
6.350%, 06/01/2016	$230,000	$253,784
Duke Energy Carolinas LLC
6.000%, 01/15/2038	200,000	254,853
7.000%, 11/15/2018	290,000	351,413
Entergy Corp.
5.125%, 09/15/2020	310,000	344,000
Entergy Texas, Inc.
7.125%, 02/01/2019	50,000	60,447
Exelon Generation Company LLC
6.250%, 10/01/2039	160,000	187,438
Florida Power & Light Company
5.650%, 02/01/2037	290,000	358,173
Georgia Power Company
5.950%, 02/01/2039	335,000	415,942
Hydro Quebec
8.400%, 01/15/2022	250,000	330,832
Indiana Michigan Power Company
6.050%, 03/15/2037	187,000	225,802
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/2015	295,000	324,728
NiSource Finance Corp.
6.800%, 01/15/2019	380,000	453,111
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	188,000	270,871
Pacific Gas & Electric Company
3.500%, 10/01/2020	60,000	63,225
6.050%, 03/01/2034	260,000	321,099
PacifiCorp
6.000%, 01/15/2039	335,000	422,521
Peco Energy Company
5.000%, 10/01/2014	300,000	303,378
Pennsylvania Electric Company
5.200%, 04/01/2020	300,000	332,203
PPL Capital Funding, Inc.
3.400%, 06/01/2023	250,000	249,743
PPL WEM Holdings PLC
5.375%, 05/01/2021 (S)	60,000	67,462
Progress Energy, Inc.
4.400%, 01/15/2021	305,000	334,079
7.050%, 03/15/2019	50,000	61,019
San Diego Gas & Electric Company
6.125%, 09/15/2037	202,000	261,370
Southern California Edison Company
5.350%, 07/15/2035	130,000	152,936
Southern Company
2.375%, 09/15/2015	500,000	510,933
Southwestern Public Service Company
8.750%, 12/01/2018	255,000	325,588
Virginia Electric and Power Company
3.450%, 09/01/2022	50,000	52,343
8.875%, 11/15/2038	190,000	314,632
		8,706,913
TOTAL CORPORATE BONDS (Cost $103,341,035)		$113,538,744

MUNICIPAL BONDS - 1.0%
Bay Area Toll Authority (California)
6.907%, 10/01/2050	50,000	70,941
Illinois State Toll Highway Authority
6.184%, 01/01/2034	150,000	186,828
Maryland State Transportation Authority
5.888%, 07/01/2043	60,000	75,095

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value
MUNICIPAL BONDS (continued)
Metropolitan Washington Airports Authority
(District of Columbia)
7.462%, 10/01/2046	$40,000	$53,842
New Jersey State Turnpike Authority
7.102%, 01/01/2041	90,000	125,910
New York State Dormitory Authority
5.628%, 03/15/2039	340,000	408,884
New York State Urban Development Corp.
5.770%, 03/15/2039	300,000	359,985
North Carolina Turnpike Authority
6.700%, 01/01/2039	60,000	65,864
State of California
7.300%, 10/01/2039	400,000	563,332
7.500%, 04/01/2034	80,000	113,970
State of Illinois, GO
5.100%, 06/01/2033	115,000	115,232
7.350%, 07/01/2035	280,000	336,314
State of Texas
5.517%, 04/01/2039	260,000	324,909
State of Utah
3.539%, 07/01/2025	390,000	404,266
4.554%, 07/01/2024	260,000	291,112
State of Washington
5.481%, 08/01/2039	260,000	315,000
Texas Transportation Commission
5.178%, 04/01/2030	310,000	365,124
University of California
5.770%, 05/15/2043	320,000	391,264
TOTAL MUNICIPAL BONDS (Cost $3,853,900)		$4,567,872

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.2%
Commercial & Residential - 2.2%
Banc of America Commercial Mortgage Trust,
Series 2006-4, Class A4
5.634%, 07/10/2046	767,506	823,756
Banc of America Commercial Mortgage, Inc.
Series 2006-5, Class A3,
5.390%, 09/10/2047	880,000	891,956
Series 2006-1, Class AM,
5.421%, 09/10/2045 (P)	200,000	212,487
Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A3,
5.287%, 10/12/2042 (P)	187,045	188,069
Series 2006-PW11, Class AM,
5.604%, 03/11/2039 (P)	200,000	213,923
Series 2006-PW12, Class A4,
5.897%, 09/11/2038 (P)	935,000	1,006,670
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2006-CD2, Class A4,
5.479%, 01/15/2046 (P)	170,000	179,420
Series 2006-CD2, Class AM,
5.526%, 01/15/2046 (P)	200,000	212,285
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class A3
4.578%, 06/10/2048	136,900	137,191
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2005-CB13, Class A3A1,
5.420%, 01/12/2043 (P)	41,688	41,708
Series 2005-LDP5, Class A4,
5.405%, 12/15/2044 (P)	1,695,000	1,772,353

91

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	$485,000	$525,609
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	140,382	145,705
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A4
6.089%, 07/15/2044 (P)	180,000	199,802
Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4,
5.690%, 02/12/2051	880,563	984,617
Series 2006-C1, Class AM,
5.862%, 05/12/2039 (P)	800,000	859,179
Morgan Stanley Capital I, Series 2011,
Class C10 5.033%, 09/15/2047 (P)(S)	190,000	214,573
Morgan Stanley Capital I Trust,
Series 2007-T27, Class A4
5.831%, 06/11/2042 (P)	630,000	702,311
Wachovia Bank Commercial Mortgage Trust
Series 2004-C11, Class A5,
5.215%, 01/15/2041 (P)	151,721	151,901
Series 2005-C17, Class A4,
5.083%, 03/15/2042 (P)	1,019,814	1,036,184
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $9,562,206)		$10,499,699

ASSET BACKED SECURITIES - 0.1%
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A6
6.620%, 03/01/2016	128,900	132,299
Volkswagen Auto Loan Enhanced Trust,
Series 2012-1, Class A3
0.850%, 08/22/2016	185,619	186,029
TOTAL ASSET BACKED SECURITIES (Cost $333,563)		$318,328

SECURITIES LENDING COLLATERAL - 0.1%
John Hancock Collateral
Investment Trust, 0.0995% (W)(Y)	29,752	297,739
TOTAL SECURITIES LENDING
COLLATERAL (Cost $297,742)		$297,739

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	7,075,353	7,075,353
TOTAL SHORT-TERM INVESTMENTS (Cost $7,075,353)		$7,075,353
Total Investments (Total Bond Market Trust B)
(Cost $446,607,096) - 100.7%		$473,393,651
Other assets and liabilities, net - (0.7%)		(3,064,144)
TOTAL NET ASSETS - 100.0%		$470,329,507

Total Return Trust
	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 47.1%
U.S. Government - 14.2%
Treasury Inflation Protected Securities
0.125%, 01/15/2022 to 07/15/2022	$35,784,964	$35,999,064
0.375%, 07/15/2023	12,426,920	12,656,048
0.625%, 07/15/2021 to 01/15/2024	58,405,644	60,558,342
1.125%, 01/15/2021	5,959,965	6,452,127
1.250%, 07/15/2020	13,151,974	14,406,554
1.750%, 01/15/2028	24,666,700	28,351,288
2.000%, 01/15/2026	12,062,632	14,191,494
2.375%, 01/15/2025 to 01/15/2027	68,989,026	83,825,971
2.500%, 01/15/2029	20,425,480	25,726,525
3.625%, 04/15/2028	879,360	1,233,165
3.875%, 04/15/2029	6,777,118	9,890,885
U.S. Treasury
Notes 0.094%, 04/30/2016 (D)(F)(P)	49,700,000	49,713,866
		343,005,329
U.S. Government Agency - 32.9%
Federal Home Loan Mortgage Corp.
0.875%, 03/07/2018	1,100,000	1,084,113
1.000%, 03/08/2017 (D)	22,800,000	22,938,373
1.000%, 06/29/2017 to 07/28/2017	15,900,000	15,934,095
1.250%, 05/12/2017 to 10/02/2019	23,300,000	22,794,803
2.375%, 01/13/2022	2,300,000	2,294,646
2.395%, 06/01/2034 (P)	141,885	149,691
2.691%, 01/01/2029 (P)	88,905	93,512
3.750%, 03/27/2019	2,000,000	2,197,678
4.000%, TBA (C)	17,000,000	17,991,447
4.000%, 09/01/2035 to 09/01/2040	456,408	488,895
4.500%, TBA (C)	24,000,000	25,957,502
4.500%, 10/01/2025 to 10/01/2041	924,005	1,004,025
5.500%, 04/01/2035 to 07/01/2038	863,532	965,520
6.000%, 03/01/2016 to 08/01/2038	613,864	689,740
Federal National Mortgage Association
0.875%, 08/28/2017 to 05/21/2018	11,700,000	11,558,244
1.125%, 04/27/2017	5,600,000	5,627,406
1.324%, 06/01/2043 (P)	803,138	819,912
1.524%, 10/01/2040 (P)	127,515	130,219
1.875%, 09/18/2018	800,000	812,665
2.235%, 09/01/2035 (P)	2,623,131	2,762,789
2.310%, 08/01/2022	700,000	671,590
2.590%, 07/01/2022	11,596,690	11,543,768
2.640%, 06/01/2022	6,300,000	6,292,403
2.870%, 09/01/2027	1,600,000	1,485,590
2.940%, 07/01/2022	2,579,155	2,629,995
3.000%, TBA (C)	2,000,000	2,076,562
3.000%, 04/01/2022 to 05/01/2029	9,686,352	10,070,116
3.156%, 05/01/2022	9,532,289	9,886,523
3.330%, 11/01/2021	382,358	402,343
3.500%, TBA (C)	16,000,000	16,951,250
3.787%, 05/01/2036 (P)	1,204,715	1,289,298
4.000%, 08/01/2018 to 08/01/2041	19,652,927	20,993,709
4.500%, TBA (C)	95,000,000	102,736,446
4.500%, 04/01/2018 to 11/01/2043	62,823,277	68,091,768
4.522%, 09/01/2035 (P)	56,662	60,530
5.000%, TBA (C)	122,500,000	135,975,012
5.000%, 02/01/2027 to 03/01/2044	4,485,588	4,983,962
5.122%, 05/01/2035 (P)	145,862	155,763
5.375%, 06/12/2017	1,600,000	1,807,155
5.500%, TBA (C)	17,000,000	19,015,078
5.500%, 03/01/2021 to 09/01/2041	134,274,827	150,353,674
6.000%, TBA (C)	1,000,000	1,126,328
6.000%, 12/01/2016 to 05/01/2041	50,890,417	57,206,421
6.500%, 03/01/2036 to 11/01/2037	24,281	27,269

92

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National
Mortgage Association
1.625%, 09/20/2021 to 02/20/2032 (P)		$1,047,870	$1,078,646
5.000%, 01/15/2035 to 11/15/2039		29,133,455	32,060,384
Small Business Administration
4.880%, 11/01/2024		53,966	58,292
5.130%, 09/01/2023		72,798	79,051
5.520%, 06/01/2024		1,402,941	1,537,862
			796,942,063
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,130,359,145)			$1,139,947,392

FOREIGN GOVERNMENT
OBLIGATIONS - 20.6%
Brazil - 0.1%
Banco Nacional de Desenvolvimento
Economico e Social
3.375%, 09/26/2016 (S)		1,000,000	1,033,750
4.125%, 09/15/2017 (S)	EUR	1,100,000	1,605,642
			2,639,392
Canada - 1.7%
Province of Ontario
1.600%, 09/21/2016		$100,000	101,925
1.650%, 09/27/2019		6,100,000	6,004,535
3.000%, 07/16/2018		1,800,000	1,902,737
3.150%, 06/02/2022	CAD	2,100,000	2,024,959
4.000%, 06/02/2021		1,600,000	1,637,651
4.200%, 06/02/2020		22,100,000	22,888,894
4.400%, 04/14/2020		$1,100,000	1,232,807
Province of Quebec
3.500%, 07/29/2020		600,000	641,944
4.250%, 12/01/2021	CAD	2,500,000	2,591,444
4.500%, 12/01/2020		700,000	736,428
			39,763,324
Italy - 11.8%
Republic of Italy
0.811%, 04/29/2016 (Z)	EUR	14,800,000	20,029,347
1.150%, 05/15/2017		8,800,000	12,152,507
1.508%, 06/30/2015 (Z)		7,700,000	10,495,934
2.250%, 05/15/2016		12,100,000	17,071,223
2.750%, 12/01/2015		17,200,000	24,281,252
3.000%, 06/15/2015 to 11/01/2015		22,200,000	31,342,786
3.750%, 08/01/2015 to 08/01/2016		93,300,000	135,218,602
4.500%, 07/15/2015		18,000,000	25,672,540
4.750%, 05/01/2017 to 06/01/2017		5,800,000	8,822,865
			285,087,056
South Korea - 0.8%
Export-Import Bank of Korea
4.125%, 09/09/2015		$6,400,000	6,645,069
Korea Development Bank
3.500%, 08/22/2017		1,100,000	1,159,782
4.375%, 08/10/2015		9,900,000	10,278,536
Korea Housing Finance Corp.
4.125%, 12/15/2015 (S)		1,100,000	1,150,459
			19,233,846
Spain - 6.2%
Autonomous Community of Valencia
Spain
4.375%, 07/16/2015	EUR	100,000	140,997

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Spain (continued)
Kingdom of Spain
2.100%, 04/30/2017	EUR	8,700,000	$12,352,713
3.000%, 04/30/2015		900,000	1,259,593
3.150%, 01/31/2016		9,100,000	12,990,733
3.250%, 04/30/2016		2,500,000	3,595,351
3.300%, 07/30/2016		38,100,000	55,123,182
3.750%, 10/31/2015		20,800,000	29,747,617
4.000%, 07/30/2015		16,500,000	23,476,859
4.250%, 10/31/2016		1,800,000	2,669,339
5.500%, 07/30/2017		5,900,000	9,216,619
			150,573,003
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $498,920,468)			$497,296,621

CORPORATE BONDS - 26.7%
Consumer Discretionary - 3.8%
DISH DBS Corp.
4.250%, 04/01/2018		$500,000	520,000
6.625%, 10/01/2014		14,360,000	14,539,500
7.750%, 05/31/2015		18,600,000	19,704,375
Ford Motor Credit Company LLC
0.675%, 11/08/2016 (P)		10,300,000	10,295,097
2.750%, 05/15/2015		1,200,000	1,222,997
3.875%, 01/15/2015		10,637,000	10,827,338
3.984%, 06/15/2016		2,900,000	3,064,120
7.000%, 04/15/2015		800,000	840,096
8.000%, 12/15/2016		1,100,000	1,277,679
8.700%, 10/01/2014		500,000	510,337
President and Fellows of Harvard College
6.500%, 01/15/2039 (S)		21,300,000	29,198,083
			91,999,622
Energy - 1.1%
Novatek OAO
5.326%, 02/03/2016 (S)		1,100,000	1,153,680
Petrobras International Finance Company
3.875%, 01/27/2016		9,100,000	9,382,555
5.875%, 03/01/2018		10,000,000	10,891,480
Ras Laffan Liquefied Natural Gas
Company, Ltd. II
5.298%, 09/30/2020 (S)		2,328,200	2,531,918
Rosneft Finance SA
6.625%, 03/20/2017		1,700,000	1,861,500
			25,821,133
Financials - 18.3%
Ally Financial, Inc.
2.750%, 01/30/2017		13,200,000	13,348,500
4.625%, 06/26/2015		4,100,000	4,233,250
6.750%, 12/01/2014		2,600,000	2,661,750
8.300%, 02/12/2015		3,800,000	3,959,125
American International Group, Inc.
5.050%, 10/01/2015		800,000	843,337
5.450%, 05/18/2017		400,000	446,184
Banco Bilbao Vizcaya Argentaria SA
1.000%, 05/16/2016		7,000,000	6,997,291
Banco de Credito e Inversiones
3.000%, 09/13/2017 (S)		1,800,000	1,849,057
Banco Santander Brasil SA
4.500%, 04/06/2015 (S)		600,000	613,500
Bank of America Corp.
4.500%, 04/01/2015		2,400,000	2,471,518

93

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (continued)
6.400%, 08/28/2017		$4,300,000	$4,911,039
6.500%, 08/01/2016		15,700,000	17,400,357
6.875%, 04/25/2018		9,300,000	10,948,481
Bank of America NA
0.531%, 06/15/2017 (P)		9,200,000	9,093,758
0.645%, 05/08/2017 (P)		3,200,000	3,198,154
Bank of China Hong Kong, Ltd.
5.550%, 02/11/2020 (S)		1,200,000	1,324,934
Bank of Montreal
1.950%, 01/30/2017 (S)		900,000	923,032
2.850%, 06/09/2015 (S)		1,000,000	1,023,604
Bank of Nova Scotia
0.538%, 04/11/2017 (P)		26,400,000	26,407,234
1.650%, 10/29/2015 (S)		1,800,000	1,828,868
Barclays Bank PLC
1.000%, 05/01/2015		56,500,000	56,485,988
5.200%, 07/10/2014		2,200,000	2,201,978
BBVA Bancomer SA
4.500%, 03/10/2016 (S)		1,400,000	1,473,500
6.500%, 03/10/2021 (S)		2,900,000	3,269,750
BNP Paribas SA
0.533%, 11/07/2015 (P)		14,600,000	14,596,087
BPCE SA
0.796%, 11/18/2016 (P)		26,000,000	26,060,710
Caixa Economica Federal
2.375%, 11/06/2017 (S)		1,800,000	1,756,800
Citigroup, Inc.
0.501%, 06/09/2016 (P)		9,600,000	9,512,688
0.745%, 05/01/2017 (P)		26,100,000	26,078,024
1.250%, 01/15/2016		2,600,000	2,615,504
3.953%, 06/15/2016		1,000,000	1,054,998
4.450%, 01/10/2017		500,000	538,823
4.875%, 05/07/2015		2,500,000	2,588,513
5.500%, 10/15/2014		1,400,000	1,420,195
6.125%, 08/25/2036		3,200,000	3,678,083
Fifth Third Bancorp
0.651%, 12/20/2016 (P)		1,200,000	1,191,521
JPMorgan Chase & Company
0.744%, 02/15/2017 (P)		13,600,000	13,649,477
0.779%, 04/25/2018 (P)		5,300,000	5,299,984
1.054%, 05/30/2017 (P)	GBP	18,400,000	31,017,410
LBG Capital No.1 PLC (8.500% to
12/17/2021, then 3 month
LIBOR + 6.921%)
12/17/2021 (Q)(S)		$700,000	772,309
Lloyds TSB Bank PLC (12.000% to
12/16/2024, then 3 month
LIBOR + 11.750%)
12/16/2024 (Q)(S)		14,600,000	21,170,000
Morgan Stanley
6.000%, 04/28/2015		800,000	837,178
Murray Street Investment Trust I
4.647%, 03/09/2017		6,800,000	7,348,318
National Bank of Canada
2.200%, 10/19/2016 (S)		400,000	412,906
Navient Corp.
5.050%, 11/14/2014		5,000,000	5,068,750
6.250%, 01/25/2016		11,800,000	12,537,500
Principal Life Income Funding Trusts
5.550%, 04/27/2015		4,300,000	4,482,109
Prudential Financial, Inc.
3.875%, 01/14/2015		2,228,000	2,269,240

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Rabobank Nederland NV
0.558%, 04/28/2017 (P)	$7,600,000	$7,606,848
Springleaf Finance Corp.
5.400%, 12/01/2015	5,200,000	5,462,600
6.500%, 09/15/2017	11,500,000	12,477,500
6.900%, 12/15/2017	9,100,000	10,101,000
State Bank of India
4.500%, 07/27/2015 (S)	2,900,000	2,986,559
Stone Street Trust
5.902%, 12/15/2015 (S)	7,500,000	7,987,388
The Bear Stearns Companies LLC
7.250%, 02/01/2018	9,600,000	11,423,510
The Blackstone Group LP
2.324%, 03/18/2019	2,000,000	2,015,282
The Royal Bank of Scotland PLC
1.007%, 10/14/2016 (P)	4,200,000	4,173,120
US Bank NA
0.349%, 04/22/2016 (P)	2,700,000	2,700,308
Woodside Finance, Ltd.
4.500%, 11/10/2014 (S)	700,000	709,654
		441,515,085
Health Care - 0.3%
AbbVie, Inc.
0.983%, 11/06/2015 (P)	5,700,000	5,747,442
Amgen, Inc.
2.300%, 06/15/2016	1,900,000	1,953,512
		7,700,954
Industrials - 0.3%
Con-way, Inc.
7.250%, 01/15/2018	800,000	932,763
General Electric Capital Corp.
3.800%, 06/18/2019 (S)	2,100,000	2,230,355
International Lease Finance Corp.
5.750%, 05/15/2016	800,000	857,000
6.750%, 09/01/2016 (S)	2,100,000	2,325,750
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)	990,000	1,066,725
		7,412,593
Information Technology - 0.2%
Apple, Inc.
2.850%, 05/06/2021	1,700,000	1,714,134
3.450%, 05/06/2024	2,200,000	2,223,186
		3,937,320
Materials - 0.4%
Braskem Finance, Ltd.
5.750%, 04/15/2021 (S)	1,200,000	1,254,600
CSN Islands XI Corp.
6.875%, 09/21/2019 (S)	4,500,000	4,770,000
Gerdau Holdings, Inc.
7.000%, 01/20/2020 (S)	2,300,000	2,599,000
Rohm & Haas Company
6.000%, 09/15/2017	603,000	681,450
		9,305,050
Telecommunication Services - 1.6%
Qtel International Finance, Ltd.
3.375%, 10/14/2016 (S)	200,000	209,708
Verizon Communications, Inc.
1.981%, 09/14/2018 (P)	1,400,000	1,477,078
2.500%, 09/15/2016	6,100,000	6,287,008
3.650%, 09/14/2018	4,500,000	4,805,222

94

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Telecommunication Services (continued)
Vodafone Group PLC
0.509%, 04/10/2015 (Z)	$26,300,000	$26,199,789
		38,978,805
Utilities - 0.7%
Pacific Gas & Electric Company
0.423%, 05/11/2015 (P)	16,500,000	16,505,379
Red Oak Power LLC
8.540%, 11/30/2019	1,113,600	1,211,041
		17,716,420
TOTAL CORPORATE BONDS (Cost $607,115,563)		$644,386,982

CAPITAL PREFERRED SECURITIES - 0.2%
Financials - 0.2%
UBS Preferred Funding Trust V (6.243%
to 05/15/2016, then 3 month
LIBOR + 1.615%)
05/15/2016 (Q)	4,700,000	5,011,375
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $4,819,286)		$5,011,375

MUNICIPAL BONDS - 5.0%
American Municipal Power, Inc. (Ohio)
8.084%, 02/15/2050	2,700,000	4,031,964
Bay Area Toll Authority (California)
7.043%, 04/01/2050	4,200,000	6,034,350
California Infrastructure & Economic
Development Bank
6.486%, 05/15/2049	1,100,000	1,366,288
California State University
6.484%, 11/01/2041	2,000,000	2,527,260
California Statewide Communities
Development Authority
7.550%, 05/15/2040	2,700,000	3,649,779
Chicago Transit Authority (Illinois)
6.200%, 12/01/2040	1,300,000	1,480,895
Chicago Transit Authority,
Series A (Illinois)
6.300%, 12/01/2021	200,000	221,974
6.899%, 12/01/2040	3,400,000	4,219,196
Chicago Transit Authority, Series B
(Illinois)
6.899%, 12/01/2040	3,300,000	4,095,102
City of Los Angeles (California)
5.713%, 06/01/2039	1,000,000	1,170,600
City of North Las Vegas (Nevada)
6.572%, 06/01/2040	11,600,000	10,091,884
County of Clark (Nevada)
6.820%, 07/01/2045	2,200,000	2,979,768
Dallas Convention Center Hotel
Development Corp. (Texas)
7.088%, 01/01/2042	6,900,000	8,762,103
Illinois Municipal Electric Agency
6.832%, 02/01/2035	2,700,000	2,992,167
Iowa Tobacco Settlement Authority,
Series A
6.500%, 06/01/2023	275,000	269,888
Los Angeles County Public Works
Financing Authority (California)
7.488%, 08/01/2033	500,000	638,560
7.618%, 08/01/2040	5,300,000	7,105,233

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value
MUNICIPAL BONDS (continued)
Los Angeles Unified School District
(California)
6.758%, 07/01/2034		$3,300,000	$4,422,429
Mississippi Development Bank
6.313%, 01/01/2033		700,000	844,732
New Jersey State Turnpike Authority
7.414%, 01/01/2040		9,000,000	12,969,450
New York City Municipal Water Finance
Authority (New York)
5.882%, 06/15/2044		3,500,000	4,455,605
6.282%, 06/15/2042		5,100,000	5,772,027
New York State Urban Development Corp.
5.000%, 03/15/2027		2,295,000	2,645,699
North Carolina Turnpike Authority
6.700%, 01/01/2039		3,000,000	3,293,190
Public Power Generation Agency
(Nebraska)
7.242%, 01/01/2041		500,000	563,770
State of California
7.500%, 04/01/2034		4,800,000	6,838,176
7.550%, 04/01/2039		1,300,000	1,934,413
7.600%, 11/01/2040		2,600,000	3,938,844
State of Iowa
6.750%, 06/01/2034		6,400,000	7,184,704
State of Wisconsin
5.050%, 05/01/2018		200,000	229,434
Tobacco Settlement Financing Corp.
(Rhode Island)
6.250%, 06/01/2042		500,000	498,460
University of California
6.398%, 05/15/2031		3,300,000	4,023,162
TOTAL MUNICIPAL BONDS (Cost $102,099,003)			$121,251,106

TERM LOANS - 0.1%
Utilities - 0.1%
Energy Future Intermediate Holding
Company LLC 4.250%, 06/10/2016		2,796,194	2,813,671
TOTAL TERM LOANS (Cost $2,823,087)			$2,813,671

COLLATERALIZED MORTGAGE
OBLIGATIONS - 7.1%
Commercial & Residential - 6.3%
American Home Mortgage
Investment Trust, Series 2004-4,
Class 4A
2.322%, 02/25/2045 (P)		$560,598	$565,558
Arran Residential Mortgages
Funding PLC, Series 2010-1A,
Class A2B
1.728%, 05/16/2047 (P)(S)	EUR	3,357,141	4,648,461
Banc of America Funding, Ltd.,
Series 2012-R5, Class A
0.411%, 10/03/2039 (P)(S)		$10,465,527	10,360,422
Bank of America Funding Corp.
Series 2005-D, Class A1,
2.689%, 05/25/2035 (P)		736,537	755,480
Series 2004-A, Class 1A3,
5.143%, 09/20/2034 (P)		81,951	82,038
Bank of America Mortgage
Securities Trust, Series 2004-2,
Class 5A1
6.500%, 10/25/2031		7,216	7,589

95

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
BCAP LLC Trust
Series 2011-RR5, Class 12A1,
5.208%, 03/26/2037 (P)(S)	$516,529	$510,422
Series 2011-RR4, Class 8A1,
5.250%, 02/26/2036 (S)	2,506,284	2,323,869
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (S)	5,322,958	5,543,296
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2004-6, Class 1A1,
2.442%, 09/25/2034 (P)	74,603	67,191
Series 2005-2, Class A1,
2.580%, 03/25/2035 (P)	7,407,450	7,515,161
Series 2004-7, Class 1A1,
2.637%, 10/25/2034 (P)	47,077	42,328
Series 2002-11, Class 1A2,
2.667%, 02/25/2033 (P)	102,287	96,836
Series 2003-8, Class 2A1,
2.737%, 01/25/2034 (P)	498,406	505,179
Series 2004-3, Class 1A2,
2.757%, 07/25/2034 (P)	39,667	39,732
Series 2004-9, Class 22A1,
3.196%, 11/25/2034 (P)	558,792	564,244
Bear Stearns Alt-A Trust
Series 2006-8, Class 3A1,
0.312%, 02/25/2034 (P)	1,342,982	1,236,114
Series 2005-4, Class 23A1,
2.583%, 05/25/2035 (P)	1,960,163	1,913,856
Series 2004-9, Class 2A1,
2.599%, 09/25/2034 (P)	84,121	76,283
Series 2005-7, Class 22A1,
2.790%, 09/25/2035 (P)	1,148,751	1,002,571
Bear Stearns Commercial Mortgage
Securities Trust, Series 2007-PW18,
Class A4
5.700%, 06/11/2050	4,200,000	4,697,792
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
2.200%, 09/25/2035 (P)	6,688,349	6,734,251
Series 2005-11, Class A2A,
2.500%, 10/25/2035 (P)	327,802	324,174
Countrywide Alternative Loan Trust
Series 2007-OA6, Class A1B,
0.352%, 06/25/2037 (P)	9,309,378	8,267,528
Series 2004-27CB, Class A1,
6.000%, 12/25/2034	5,713,343	5,637,596
Series 2003-J3, Class 2A1,
6.250%, 12/25/2033	17,920	18,471
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2005-3, Class 1A2,
0.442%, 04/25/2035 (P)	287,459	263,698
Series 2005-HYB9, Class 3A2A,
2.417%, 02/20/2036 (P)	374,525	345,021
Series 2004-HYB9, Class 1A1,
2.465%, 02/20/2035 (P)	2,400,394	2,382,974
Series 2004-22, Class A3,
2.498%, 11/25/2034 (P)	1,446,511	1,358,214
Series 2004-12, Class 11A2,
2.747%, 08/25/2034 (P)	45,575	42,303
Series 2003-R4, Class 2A,
5.818%, 01/25/2034 (P)(S)	113,247	117,158

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Credit Suisse Commercial Mortgage Trust,
Series 2006-C5, Class A1A
5.297%, 12/15/2039		$2,412,898	$2,619,266
Credit Suisse First Boston Mortgage
Securities Corp., Series 2004-AR8,
Class 2A1
2.580%, 09/25/2034 (P)		122,451	123,335
Credit Suisse Mortgage Capital
Certificates, Series 2007-C5, Class A4
5.695%, 09/15/2040 (P)		11,200,000	12,324,838
CSMC, Series 2010-18, Class R
2.370%, 04/26/2038 (P)(S)		2,100,000	2,037,907
European Loan Conduit, Series 25X,
Class A
0.485%, 05/15/2019 (P)	EUR	99,826	134,983
First Nationwide Trust, Series 2001-3,
Class 1A1
6.750%, 08/21/2031		$1,732	1,786
GMAC Mortgage Corp Loan Trust,
Series 2005-AR6, Class 3A1
2.931%, 11/19/2035 (P)		418,098	406,231
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A4,
4.799%, 08/10/2042 (P)		300,000	302,638
Series 2007-GG9, Class A4,
5.444%, 03/10/2039		1,600,000	1,745,739
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 6A1
5.017%, 11/25/2035 (P)		1,046,425	1,042,964
HarborView Mortgage Loan Trust,
Series 2005-2, Class 2A1A
0.375%, 05/19/2035 (P)		412,914	364,031
Holmes Master Issuer PLC,
Series 2011-1A, Class A3
1.678%, 10/15/2054 (P)(S)	EUR	1,075,186	1,472,810
HomeBanc Mortgage Trust, Series 2005-4,
Class A1
0.422%, 10/25/2035 (P)		$6,227,184	5,581,493
Impac CMB Trust, Series 2004-6,
Class 1A2
0.932%, 10/25/2034 (P)		9,331,670	8,636,769
IndyMac ARM Trust, Series 2001-H2,
Class A2
1.751%, 01/25/2032 (P)		6,327	6,140
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049		474,028	517,669
Series 2007-LD12, Class A4,
5.882%, 02/15/2051 (P)		1,200,000	1,329,082
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1,
2.952%, 02/25/2035 (P)		239,176	237,637
Series 2005-S3, Class 1A2,
5.750%, 01/25/2036		156,801	145,079
Mellon Residential Funding Corp.,
Series 2000-TBC2, Class A1
0.632%, 06/15/2030 (P)		877,112	867,247
Merrill Lynch Mortgage Investors Trust
Series 2005-A10, Class A,
0.362%, 02/25/2036 (P)		839,328	769,904

96

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Merrill Lynch Mortgage
Investors Trust (continued)
Series 2005-3, Class 5A,
0.402%, 11/25/2035 (P)	$631,501	$612,971
Series 2005-A6, Class 2A3,
0.532%, 08/25/2035 (P)	3,200,000	2,866,189
Series 2005-2, Class 3A,
1.151%, 10/25/2035 (P)	406,689	387,497
Series 2005-2, Class 1A,
1.572%, 10/25/2035 (P)	5,903,828	5,833,189
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-6, Class A4
5.485%, 03/12/2051 (P)	1,300,000	1,427,729
Morgan Stanley Capital I Trust,
Series 2007-IQ14, Class A2FX
5.610%, 04/15/2049	1,061,991	1,066,615
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4A
5.997%, 08/12/2045 (P)(S)	1,132,652	1,250,824
Nomura Asset Acceptance Corp.,
Series 2004-R1, Class A2
7.500%, 03/25/2034 (S)	175,750	188,666
Prime Mortgage Trust
Series 2004-CL1, Class 2A2,
0.552%, 02/25/2019 (P)	2,097	2,057
Series 2004-CL1, Class 1A2,
0.552%, 02/25/2034 (P)	155,596	145,962
RBSSP Resecuritization Trust
Series 2011-4, Class 6A1,
0.390%, 06/27/2036 (P)(S)	3,200,000	2,693,062
Series 2011-3, Class 2A1,
0.402%, 02/26/2037 (P)(S)	3,514,493	3,284,683
Residential Asset Securitization Trust,
Series 2005-A1, Class A1
5.500%, 04/25/2035	8,893,573	9,086,821
Residential Funding Mortgage
Securities I Trust, Series 2004-S9,
Class 1A23
5.500%, 12/25/2034	300,000	313,187
Structured Adjustable Rate Mortgage
Loan Trust, Series 2004-8, Class 3A
2.443%, 07/25/2034 (P)	137,600	138,257
Structured Asset
Mortgage Investments, Inc.
Series 2005-AR2, Class 2A1,
0.382%, 05/25/2045 (P)	35,469	31,995
Series 2005-AR5, Class A3,
0.405%, 07/19/2035 (P)	1,563,114	1,513,482
Structured Asset Securities Corp.
Series 2001-21A, Class 1A1,
2.218%, 01/25/2032 (P)	11,327	11,035
Series 2002-1A, Class 4A,
2.516%, 02/25/2032 (P)	14,238	13,998
Series 2006-11, Class A1,
2.628%, 10/28/2035 (P)(S)	509,230	481,974
Wachovia Bank Commercial
Mortgage Trust, Series 2007-WHL8,
Class A1
0.232%, 06/15/2020 (P)(S)	948,281	942,252

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
WaMu Mortgage Pass Through
Certificates, Series 2005-AR6,
Class 2A1A
0.382%, 04/25/2045 (P)	$38,300	$36,340
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR13, Class A1A1,
0.442%, 10/25/2045 (P)	378,270	355,298
Series 2005-AR2, Class 2A1A,
0.462%, 01/25/2045 (P)	21,986	21,680
Series 2002-AR17, Class 1A,
1.323%, 11/25/2042 (P)	158,727	155,390
Series 2002-AR6, Class A,
1.523%, 06/25/2042 (P)	6,864	6,540
Series 2002-AR9, Class 1A,
1.523%, 08/25/2042 (P)	556,914	533,775
Series 2002-AR2, Class A,
1.932%, 02/27/2034 (P)	51,947	51,479
Washington Mutual MSC Mortgage Pass-
Through CTFS, Series 2003-AR1,
Class 2A
2.027%, 02/25/2033 (P)	84,203	83,640
Wells Fargo Mortgage
Backed Securities Trust
Series 2006-AR10, Class 1A1,
2.610%, 07/25/2036 (P)	3,646,933	3,541,113
Series 2006-AR2, Class 2A1,
2.613%, 03/25/2036 (P)	1,614,406	1,616,655
Series 2006-AR2, Class 2A5,
2.613%, 03/25/2036 (P)	4,843,219	4,679,528
Series 2004-CC, Class A1,
2.615%, 01/25/2035 (P)	1,144,433	1,148,433
		153,235,674
U.S. Government Agency - 0.8%
Federal Home Loan Mortgage Corp.
Series 3335, Class BF,
0.302%, 07/15/2019 (P)	565,665	565,834
Series 3335, Class FT,
0.302%, 08/15/2019 (P)	1,527,460	1,527,935
Series 3149, Class LF,
0.452%, 05/15/2036 (P)	1,066,111	1,063,503
Series T-63, Class 1A1,
1.319%, 02/25/2045 (P)	166,819	170,252
Series 2901, Class UB,
5.000%, 03/15/2033	37,802	37,892
Series 2906, Class GZ,
5.000%, 09/15/2034	479,929	527,294
Series 2935, Class HJ,
5.000%, 02/15/2035	400,000	434,150
Series 2941, Class WE,
5.000%, 03/15/2035	299,483	323,484
Series 2489, Class PE,
6.000%, 08/15/2032	249,427	279,365
Series 2503, Class PZ,
6.000%, 09/15/2032	906,183	998,090
Series 2362, Class ZA,
6.500%, 09/15/2031	257,086	286,913
Series 2204, Class Z,
7.500%, 12/20/2029	408,548	466,760
Series 2247, Class Z,
7.500%, 08/15/2030	189,086	219,307

97

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
Series 2007-73, Class A1,
0.212%, 07/25/2037 (P)	$102,165	$99,934
Series 2004-11, Class A,
0.272%, 03/25/2034 (P)	22,360	22,176
Series 2007-30, Class AF,
0.462%, 04/25/2037 (P)	1,095,173	1,093,172
Series 2003-116, Class FA,
0.552%, 11/25/2033 (P)	103,087	103,435
Series 2005-75, Class FL,
0.602%, 09/25/2035 (P)	2,663,840	2,669,548
Series 2006-5, Class 3A2,
2.269%, 05/25/2035 (P)	169,534	174,896
Series 2005-9, Class ZA,
5.000%, 02/25/2035	796,535	875,714
Series 2003-W1, Class 1A1,
5.913%, 12/25/2042 (P)	281,953	318,676
Series 2002-56, Class ZQ,
6.000%, 09/25/2032	3,426,495	3,805,047
Series 2004-T1, Class 1A1,
6.000%, 01/25/2044	97,759	110,709
Government National
Mortgage Association
Series 2004-105, Class JZ,
5.000%, 12/20/2034	160,643	154,639
Series 2005-3, Class JZ,
5.000%, 01/16/2035	159,976	164,596
Series 2005-3, Class KZ,
5.000%, 01/16/2035	159,312	164,381
Series 2005-21, Class Z,
5.000%, 03/20/2035	1,269,211	1,426,583
		18,084,285
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $163,632,311)		$171,319,959

ASSET BACKED SECURITIES - 2.9%
Countrywide Asset Backed Certificates,
Series 2005-14, Class 3A3
0.502%, 04/25/2036 (P)	2,513,535	2,462,292
Countrywide Asset-Backed Certificates
Series 2006-3, Class 2A2,
0.332%, 06/25/2036 (P)	2,495,830	2,390,638
Series 2004-10, Class MV2,
1.155%, 01/25/2035 (P)	3,564,610	3,446,493
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB6,
Class A3
0.372%, 07/25/2037 (P)(S)	7,657,354	4,988,062
EMC Mortgage Loan Trust, Series 2001-A
Class A
0.892%, 05/25/2040 (P)(S)	659,112	593,351
GSAA Trust, Series 2005-7, Class AF4
5.058%, 05/25/2035	5,158,000	4,619,856
Hillmark Funding, Series 2006-1A,
Class A1
0.477%, 05/21/2021 (P)(S)	9,784,161	9,643,944
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.712%, 10/25/2034 (P)	86,584	78,372
Mastr Asset Backed Securities Trust
Series 2006-NC2, Class A3,
0.262%, 08/25/2036 (P)	5,484,378	2,959,645

Total Return Trust (continued)
Shares or
Principal
Amount	Value
ASSET BACKED SECURITIES (continued)
Mastr Asset Backed Securities Trust (continued)
Series 2005-WF1, Class M2,
0.582%, 06/25/2035 (P)	$2,700,000	$2,469,633
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-WMC1, Class A2C
0.462%, 12/25/2035 (P)	5,151,883	4,610,297
Morgan Stanley Home Equity Loan Trust,
Series 2007-2, Class A2
0.322%, 04/25/2037 (P)	2,430,859	1,463,616
New Century Home Equity Loan Trust,
Series 2005-4, Class M2
0.662%, 09/25/2035 (P)	1,100,000	949,860
New Century Home Equity
Loan Trust Series 2005-c
0.402%, 12/25/2035 (P)	3,562,549	3,473,005
Park Place Securities, Inc.
Series 2005-WCW3, Class M1,
0.632%, 08/25/2035 (P)	1,000,000	921,133
Series 2005-WCW3, Class M2,
0.642%, 08/25/2035 (P)	3,400,000	2,609,864
Penta CLO SA, Series 2007-1X, Class A1
0.614%, 06/04/2024 (P)	EUR	1,065,138	1,436,707
RASC Trust, Series 2005-KS4, Class M2
0.732%, 05/25/2035 (P)	$3,404,000	3,204,093
Securitized Asset Backed
Receivables LLC Trust,
Series 2006-FR3, Class A3
0.402%, 05/25/2036 (P)	4,333,246	2,501,639
SLM Student Loan Trust
Series 2008-9, Class A,
1.729%, 04/25/2023 (P)	8,948,225	9,253,091
Series 2010-C, Class A2,
2.802%, 12/16/2019 (P)(S)	810,873	825,949
Soundview Home Equity Loan Trust,
Series 2007-OPT1, Class 2A1
0.232%, 06/25/2037 (P)	506,476	300,410
Specialty Underwriting & Residential
Finance Trust Series 20
0.802%, 12/25/2035 (P)	5,200,000	4,787,255
TOTAL ASSET BACKED SECURITIES (Cost $67,840,595)	$69,989,205

COMMON STOCKS - 0.0%
Financials - 0.0%
Rescap Liquidating Trust (I)	11	170
TOTAL COMMON STOCKS (Cost $73)	$170

PREFERRED SECURITIES - 1.0%
Financials - 1.0%
Sovereign Real Estate
Investment Trust, 12.000% (S)	5,520	$7,341,065
Wells Fargo & Company, Series L, 7.500%	14,800	17,967,200
TOTAL PREFERRED SECURITIES (Cost $26,824,900)	$25,308,265

SHORT-TERM INVESTMENTS - 3.2%
Certificate of Deposit - 0.9%
Credit Suisse New York
0.464%, 03/17/2015*	$2,000,000	$1,999,702
Itau Unibanco Holding SA
1.466%, 10/31/2014*	20,000,000	19,925,560
21,925,262

98

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 2.3%
Repurchase Agreement with Bank of
America dated 06/30/2014 at 0.140% to
be repurchased at $2,000,008 on
07/01/2014, collateralized by $2,041,000
U.S. Treasury Notes, 1.625% due
06/30/2019 (valued at $2,041,408,
including interest)	$2,000,000	$2,000,000
Repurchase Agreement with Royal Bank
of Canada dated 06/30/2014 at 0.140%
to be repurchased at $52,500,204 on
07/01/2014, collateralized by
$52,875,000 U.S. Treasury Notes,
2.125% due 01/31/2021 (valued at
$53,621,436, including interest)	52,500,000	52,500,000
		54,500,000
TOTAL SHORT-TERM INVESTMENTS (Cost $76,406,421)		$76,425,262
Total Investments (Total Return Trust)
(Cost $2,680,840,852) - 113.9%		$2,753,750,008
Other assets and liabilities, net - (13.9%)		(335,552,594)
TOTAL NET ASSETS - 100.0%		$2,418,197,414

Ultra Short Term Bond Trust
	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 8.4%
U.S. Government - 1.8%
U.S. Treasury Note
2.125%, 11/30/2014	$4,000,000	$4,033,908
U.S. Government Agency - 6.6%
Federal Home Loan Mortgage Corp.
1.890%, 12/01/2035 (P)	249,214	259,407
1.940%, 12/01/2036 (P)	149,659	156,240
2.192%, 05/01/2037 (P)	553,222	584,274
2.197%, 06/01/2036 (P)	307,589	323,772
2.228%, 12/01/2035 (P)	580,944	611,246
2.281%, 11/01/2036 (P)	517,332	546,506
2.310%, 02/01/2036 (P)	492,858	522,119
2.356%, 05/01/2034 (P)	668,579	706,712
2.420%, 08/01/2035 (P)	582,827	620,178
2.601%, 06/01/2035 (P)	554,073	592,228
Federal National Mortgage Association
1.864%, 10/01/2035 (P)	893,159	930,269
1.895%, 10/01/2038 (P)	556,658	580,215
1.916%, 02/01/2035 (P)	761,644	794,277
2.148%, 07/01/2035 (P)	1,009,744	1,064,806
2.300%, 01/01/2036 (P)	717,135	756,724
2.313%, 05/01/2036 (P)	1,563,062	1,650,815
2.320%, 02/01/2035 (P)	1,276,899	1,349,016
2.371%, 07/01/2035 (P)	566,135	598,655
2.372%, 01/01/2036 (P)	647,580	686,619
2.458%, 05/01/2034 (P)	418,893	441,398

Ultra Short Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association
1.625%, 08/20/2035 to 08/20/2035 (P)	$1,222,792	$1,266,245
		15,041,721
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $19,065,047)		$19,075,629

CORPORATE BONDS - 49.2%
Consumer Discretionary - 7.6%
American Honda Finance Corp.
0.602%, 05/26/2016 (P)(S)	2,000,000	2,008,610
Cox Communications, Inc.
5.450%, 12/15/2014	2,500,000	2,555,020
Daimler Finance North America LLC
1.250%, 01/11/2016 (S)	500,000	504,329
1.650%, 04/10/2015 (S)	1,000,000	1,009,611
DIRECTV Holdings LLC
3.550%, 03/15/2015	2,000,000	2,042,848
Ford Motor Credit Company LLC
5.625%, 09/15/2015	1,500,000	1,586,846
7.000%, 04/15/2015	1,000,000	1,050,120
Hyundai Motor Manufacturing Czech sro
4.500%, 04/15/2015 (S)	1,000,000	1,027,970
TCI Communications, Inc.
8.750%, 08/01/2015	1,625,000	1,770,711
Time Warner Cable, Inc.
3.500%, 02/01/2015	1,500,000	1,526,165
Viacom, Inc.
6.250%, 04/30/2016	2,000,000	2,196,266
		17,278,496
Consumer Staples - 0.4%
ConAgra Foods, Inc. 1.350%, 09/10/2015	1,000,000	1,007,343
Energy - 2.1%
Enterprise Products Operating LLC
1.250%, 08/13/2015	1,000,000	1,006,999
Kinder Morgan Energy Partners LP
5.125%, 11/15/2014	1,719,000	1,748,170
Petroleos Mexicanos
4.875%, 03/15/2015	2,000,000	2,056,000
		4,811,169
Financials - 21.3%
Abbey National Treasury Services PLC
3.875%, 11/10/2014 (S)	2,500,000	2,530,638
American Express Credit Corp.
1.750%, 06/12/2015	1,500,000	1,518,968
Bank of America Corp.
3.700%, 09/01/2015	1,582,000	1,635,437
5.450%, 07/15/2014	500,000	501,080
Bank of Montreal
0.701%, 09/11/2015 (P)	1,500,000	1,506,696
BB&T Corp.
3.200%, 03/15/2016	1,500,000	1,559,925
BNP Paribas SA
3.250%, 03/11/2015	2,000,000	2,037,320
Capital One Financial Corp.
2.125%, 07/15/2014	1,000,000	1,000,681
Citigroup, Inc.
4.875%, 05/07/2015	1,750,000	1,811,959
CNA Financial Corp.
5.850%, 12/15/2014	2,000,000	2,049,920

99

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Credit Agricole SA/London
3.500%, 04/13/2015 (S)	$2,545,000	$2,600,303
ING Bank NV
2.000%, 09/25/2015 (S)	2,000,000	2,032,082
JPMorgan Chase & Company
3.150%, 07/05/2016	750,000	781,702
3.400%, 06/24/2015	1,000,000	1,028,849
5.125%, 09/15/2014	2,224,000	2,245,088
Marsh & McLennan Companies, Inc.
5.375%, 07/15/2014	1,480,000	1,482,667
Morgan Stanley
0.706%, 10/15/2015 (P)	1,000,000	1,002,060
4.200%, 11/20/2014	2,300,000	2,334,525
National Rural Utilities Cooperative
Finance Corp.
0.527%, 11/23/2016 (P)	2,000,000	2,005,690
PNC Funding Corp.
4.250%, 09/21/2015	1,000,000	1,044,044
Prudential Financial, Inc.
3.875%, 01/14/2015	2,300,000	2,342,573
Rabobank Nederland NV
0.711%, 03/18/2016 (P)	1,000,000	1,005,654
Santander US Debt SA Unipersonal
3.724%, 01/20/2015 (S)	2,000,000	2,029,520
The Goldman Sachs Group, Inc.
0.627%, 07/22/2015 (P)	1,000,000	1,000,231
The Hartford Financial Services Group, Inc.
4.000%, 03/30/2015	2,000,000	2,053,270
The Royal Bank of Scotland PLC
4.375%, 03/16/2016	1,750,000	1,848,359
Wachovia Corp.
5.250%, 08/01/2014	1,000,000	1,003,966
WEA Finance LLC
5.750%, 09/02/2015 (S)	1,000,000	1,081,387
Wells Fargo Bank NA
4.750%, 02/09/2015	1,000,000	1,026,764
XLIT, Ltd.
5.250%, 09/15/2014	2,500,000	2,523,975
		48,625,333
Health Care - 4.9%
AbbVie, Inc. 0.983%, 11/06/2015 (P)	2,000,000	2,016,648
Amgen, Inc. 2.125%, 05/15/2017	2,000,000	2,049,574
Express Scripts Holding Company
2.100%, 02/12/2015	2,500,000	2,525,123
Quest Diagnostics, Inc. 5.450%, 11/01/2015	1,855,000	1,965,126
WellPoint, Inc. 5.000%, 12/15/2014	2,515,000	2,568,431
		11,124,902
Industrials - 3.7%
Air Lease Corp.
4.500%, 01/15/2016	1,000,000	1,046,875
BAE Systems Holdings, Inc.
5.200%, 08/15/2015 (S)	1,000,000	1,045,842
Cooper US, Inc.
5.450%, 04/01/2015	1,000,000	1,039,165
Eaton Corp.
0.950%, 11/02/2015	750,000	753,267
Hutchison Whampoa International 09/16, Ltd.
4.625%, 09/11/2015 (S)	1,500,000	1,567,143
PACCAR Financial Corp.
0.495%, 02/08/2016 (P)	1,500,000	1,504,382

Ultra Short Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Penske Truck Leasing Company LP
2.500%, 03/15/2016 (S)	$1,500,000	$1,541,786
		8,498,460
Information Technology - 1.8%
Hewlett-Packard Company
1.781%, 09/19/2014 (P)	1,000,000	1,003,056
2.650%, 06/01/2016	1,000,000	1,032,199
Xerox Corp. 4.250%, 02/15/2015	2,030,000	2,076,696
		4,111,951
Materials - 1.8%
Glencore Canada Corp.
5.375%, 06/01/2015	2,000,000	2,080,210
Glencore Finance Canada, Ltd.
2.050%, 10/23/2015 (S)	1,000,000	1,011,277
International Paper Company
5.300%, 04/01/2015	1,000,000	1,035,741
		4,127,228
Telecommunication Services - 2.0%
AT&T, Inc. 2.400%, 08/15/2016	1,500,000	1,545,576
Telefonica Emisiones SAU
6.421%, 06/20/2016	1,315,000	1,447,566
Verizon Communications, Inc.
0.430%, 03/06/2015 (P)(S)	1,500,000	1,500,627
		4,493,769
Utilities - 3.6%
CenterPoint Energy Resources Corp.
6.150%, 05/01/2016	1,000,000	1,094,545
Constellation Energy Group, Inc.
4.550%, 06/15/2015	1,000,000	1,036,701
Duke Energy Corp. 3.950%, 09/15/2014	1,000,000	1,007,209
Entergy Texas, Inc. 3.600%, 06/01/2015	1,000,000	1,026,756
Georgia Power Company
0.551%, 03/15/2016 (P)	2,000,000	1,998,494
NiSource Finance Corp. 5.400%, 07/15/2014	2,000,000	2,003,596
		8,167,301
TOTAL CORPORATE BONDS (Cost $111,759,773)		$112,245,952

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.5%
U.S. Government Agency - 3.5%
Federal National Mortgage Association
Series 2013-10, Class FT,
0.502%, 04/25/2042 (P)	2,000,844	1,984,880
Series 2013-26, Class JF,
0.452%, 10/25/2032 (P)	4,117,691	4,116,085
Series 4106, Class DF,
0.551%, 09/15/2042 (P)	1,973,094	1,960,339
		8,061,304
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $8,117,881)		$8,061,304

ASSET BACKED SECURITIES - 20.2%
Ally Auto Receivables Trust, Series 2011-3,
Class A4 1.610%, 05/16/2016	1,780,155	1,787,669
AmeriCredit Automobile Receivables Trust
Series 2011-4, Class A3,
1.170%, 05/09/2016	133,642	133,665
Series 2012-1, Class A3,
1.230%, 09/08/2016	1,131,383	1,132,406

100

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
BA Credit Card Trust
Series 2006-A7, Class A7,
0.191%, 12/15/2016 (P)	$218,000	$217,983
Series 2014-A2, Class A,
0.421%, 09/16/2019 (P)	2,000,000	2,001,694
Cabela’s Master Credit Card Trust,
Series 2010-1A, Class A2
1.601%, 01/16/2018 (P)(S)	4,500,000	4,529,750
Capital One Multi-Asset Execution Trust,
Series 2007-A1, Class A1
0.201%, 11/15/2019 (P)	2,000,000	1,990,082
CarMax Auto Owner Trust
Series 2014-1, Class A2,
0.470%, 02/15/2017	2,000,000	2,001,014
Series 2012-1, Class A3,
0.890%, 09/15/2016	1,162,728	1,165,283
Chase Issuance Trust, Series 2013-A4,
Class A4 0.251%, 05/15/2017 (P)	1,000,000	999,735
Citibank Credit Card
Issuance Trust 4.850%, 03/10/2017	2,000,000	2,061,818
Citibank Omni Master Trust, Series 2009-A17,
Class A17 4.900%, 11/15/2018 (S)	2,000,000	2,033,326
CNH Equipment Trust, Series 2011-B,
Class A3 0.910%, 08/15/2016	150,567	150,695
Discover Card Execution Note Trust,
Series 2012-A3, Class A3
0.860%, 11/15/2017	2,000,000	2,008,250
Ford Credit Auto Owner Trust
Series 2014-B, Class A2,
0.470%, 03/15/2017	3,000,000	2,999,949
Series 2012-D, Class A3,
0.510%, 04/15/2017	2,320,739	2,322,264
Series 2012-A, Class A3,
0.840%, 08/15/2016	860,524	861,934
GE Capital Credit Card Master Note Trust,
Series 2009-4, Class A 3.800%, 11/15/2017	2,000,000	2,025,120
Honda Auto Receivables 2011-2
Owner Trust 1.550%, 08/18/2017	1,794,898	1,798,990
Huntington Auto Trust, Series 2012-1,
Class A3 0.810%, 09/15/2016	191,270	191,633
Hyundai Auto Lease
Securitization Trust 2014-b
0.610%, 02/15/2017 (S)	3,000,000	2,999,888
Hyundai Auto Receivables Trust,
Series 2010-B, Class A4
1.630%, 03/15/2017	1,100,833	1,107,707
Mercedes-benz Auto Lease Trust 2013-A
0.490%, 06/15/2015	968,381	968,536
Nissan Auto Lease, Series 2013-A, Class A2A
0.450%, 09/15/2015	633,404	633,559
Toyota Auto Receivables 2011-B
Owner Trust 0.940%, 11/15/2016	3,345,000	3,356,052
Volkswagen Auto Loan Enhanced Trust,
Series 2012-1, Class A3
0.850%, 08/22/2016	1,230,945	1,233,664
Westlake Automobile
Receivables Trust 2014-1
0.700%, 05/15/2017 (S)	2,000,000	1,999,604
Wheels SPV LLC, Series 2012-1, Class A2
1.190%, 03/20/2021 (S)	1,427,509	1,431,133
TOTAL ASSET BACKED SECURITIES (Cost $46,406,894)		$46,143,403

Ultra Short Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 18.8%
U.S. Government - 18.4%
U.S. Treasury Bills
0.041%, 11/13/2014 *	$7,000,000	$6,998,684
0.043%, 09/25/2014 *	10,000,000	9,999,400
0.068%, 07/17/2014 *	2,500,000	2,499,985
0.077%, 08/14/2014 *	5,000,000	4,999,865
0.082%, 10/16/2014 *	4,500,000	4,499,433
0.089%, 09/04/2014 *	13,000,000	12,999,584
		41,996,951
Repurchase Agreement - 0.4%
Barclays Tri-Party Repurchase Agreement
dated 06/30/2014 at 0.070% to be
repurchased at $1,008,002 on 07/01/2014,
collateralized by $726,000 U.S. Treasury
Inflation Indexed Bonds, 2.00% due
01/15/2026 (valued at $1,028,261,
including interest)	1,008,000	1,008,000
TOTAL SHORT-TERM INVESTMENTS (Cost $43,003,277)		$43,004,951
Total Investments (Ultra Short Term Bond Trust)
(Cost $228,352,872) - 100.1%		$228,531,239
Other assets and liabilities, net - (0.1%)		(170,634)
TOTAL NET ASSETS - 100.0%		$228,360,605

Percentages are based upon net assets.

Footnotes
Key to Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
NOK	Norwegian Krone
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand

Key to Security Abbreviations and Legend

ADR	American Depositary Receipts
CMT	Constant Maturity Treasury
GBPLIBOR	Pound Sterling LIBOR
GDR	Global Depositary Receipts
GO	General Obligation

101

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2014 (Unaudited) (showing percentage of total net assets)

IO	Interest-Only Security (Interest Tranche of Stripped Mortgage Pool).
Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Paid-in-kind
PO	Principal-Only Security (Principal Tranche of Stripped Security). Rate
shown is the annualized yield at the end of the period.
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
TBD	To Be Determined
USGG	U.S. Generic Government Yield Index
(C)	Security purchased on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(F)	All or a portion of this security is held at a broker to meet the margin requirements for futures contracts.
(H)	Non-income producing — Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of the security is on loan as of June 30, 2014.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the
Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(T)	This position represents an unsettled loan commitment at period end.
Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral recieved for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of June 30, 2014.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the annualized yield at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

102

John Hancock
601 Congress Street
Boston MA 02210-2805

JHTBSA-PROX 06/14

(b)	Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable..

ITEM 11. CONTROLS AND PROCEDURES.

(a)	EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and
(ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable

(a)(2)(i)	CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii)	CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b)	CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK VARIABLE INSURANCE TRUST

/s/ Andrew Arnott

_______________________________

Andrew Arnott

President

Date: August 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott

________________________________

Andrew Arnott

President

Date: August 6, 2014

/s/ Charles A. Rizzo

_________________________________

Charles A. Rizzo

Chief Financial Officer

Date: August 6, 2014